UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2016

Date of reporting period: January 31, 2016

Item 1. Reports to Stockholders.

JANUARY 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Exponential Technologies ETF | XT | NYSE Arca

Fund Performance Overview

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

Performance as of January 31, 2016

The iShares Exponential Technologies ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of developed and emerging market companies that create or use exponential technologies, as represented by the Morningstar® Exponential Technologies IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -11.02%, net of fees, while the total return for the Index was -11.15%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(9.33)%	(9.21)%	(9.43)%

The inception date of the Fund was 3/19/15. The first day of secondary market trading was 3/23/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$889.80	$1.43	$1,000.00	$1,023.60	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Information Technology	31.81%
Health Care	29.89
Telecommunication Services	12.08
Industrials	11.76
Financials	4.56
Consumer Discretionary	4.49
Materials	2.77
Energy	2.04
Utilities	0.60

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

United States	63.79%
France	5.37
United Kingdom	4.02
Germany	3.50
Switzerland	3.18
Australia	2.22
Netherlands	2.14
Canada	2.10
Sweden	1.87
India	1.67

TOTAL	89.86%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2015 and held through January 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses —The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.69%

AUSTRALIA — 2.21%
AGL Energy Ltd.	277,608	$3,652,409
M2 Group Ltd.	405,114	3,604,892
Origin Energy Ltd.	1,070,902	3,105,761
Recall Holdings Ltd.	698,324	3,230,496

		13,593,558
BELGIUM — 1.10%
Proximus SADP	105,448	3,622,674
UCB SA	37,122	3,157,996

		6,780,670
BRAZIL — 1.41%
Embraer SA ADR	125,474	3,611,142
Oi SA ADR[a,b]	3,662,471	1,530,546
TIM Participacoes SA ADR	440,704	3,485,969

		8,627,657
CANADA — 2.10%
BlackBerry Ltd.[a,b]	451,382	3,204,339
Bombardier Inc. Class Ba	4,175,458	2,907,763
CGI Group Inc. Class Aa,b	80,700	3,443,047
Valeant Pharmaceuticals International Inc.[a]	36,050	3,304,637

		12,859,786
DENMARK — 1.54%
H Lundbeck A/Sa	104,910	3,392,118
Novo Nordisk A/S Class B	58,642	3,230,184
Novozymes A/S Class B	68,326	2,833,357

		9,455,659
FRANCE — 5.36%
Airbus Group SE	47,882	2,995,695
Atos SE	38,736	3,049,264
BioMerieux SA	29,052	3,646,542
Bouygues SA	85,542	3,338,201
Cap Gemini SA	35,508	3,230,473
Numericable-SFR SAS	83,390	3,297,984
Orange SA	200,674	3,545,884
Sanofi	39,274	3,253,101
STMicroelectronics NV	473,978	3,085,412
Vivendi SA	158,710	3,439,794

		32,882,350
GERMANY — 3.49%
BASF SE	43,040	2,845,514
Bayer AG Registered	26,900	3,009,678

Security	Shares	Value
Deutsche Boerse AG	39,812	$3,386,406
Deutsche Telekom AG Registered	187,762	3,253,732
Infineon Technologies AG	224,884	2,988,162
Merck KGaA	33,894	2,936,933
Telefonica Deutschland Holding AG	605,788	2,991,013

		21,411,438
INDIA — 1.66%
Infosys Ltd. ADR[b]	295,362	5,289,933
Wipro Ltd. ADR	419,640	4,918,181

		10,208,114
IRELAND — 1.56%
Endo International PLC[a]	57,028	3,163,343
Jazz Pharmaceuticals PLC[a]	24,210	3,116,795
Medtronic PLC	43,040	3,267,597

		9,547,735
ITALY — 0.48%
Telecom Italia SpA[a,b]	2,679,240	2,962,850

		2,962,850
JAPAN — 0.86%
FANUC Corp.	17,700	2,311,461
Honda Motor Co. Ltd.	107,600	2,969,410

		5,280,871
NETHERLANDS — 2.13%
ASM International NV	84,466	3,349,221
ASML Holding NV	37,122	3,382,936
Koninklijke KPN NV	899,536	3,464,127
QIAGEN NVa	126,968	2,883,443

		13,079,727
NEW ZEALAND — 0.55%
Fisher & Paykel Healthcare Corp. Ltd.	604,174	3,381,290

		3,381,290
NORWAY — 0.52%
Telenor ASA	197,446	3,185,325

		3,185,325
RUSSIA — 0.54%
Mobile TeleSystems PJSC ADR	471,826	3,302,782

		3,302,782
SOUTH KOREA — 0.46%
Samsung Electronics Co. Ltd.	1	959
Samsung Electronics Co. Ltd. GDR	5,918	2,799,214

		2,800,173

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

January 31, 2016

Security	Shares	Value
SPAIN — 0.97%
Grifols SA	143,108	$2,966,151
Telefonica SA	283,526	2,969,106

		5,935,257
SWEDEN — 1.87%
Elekta AB Class B	391,126	2,907,805
Millicom International Cellular SA SDR	56,490	2,482,280
Tele2 AB Class B	336,788	2,786,618
TeliaSonera AB	695,634	3,271,730

		11,448,433
SWITZERLAND — 3.18%
Actelion Ltd. Registered	24,748	3,238,869
Lonza Group AG Registered	20,982	3,200,592
Novartis AG Registered	39,812	3,050,058
Roche Holding AG	12,374	3,186,940
Swisscom AG Registered	6,994	3,464,066
Syngenta AG Registered	9,146	3,355,274

		19,495,799
UNITED KINGDOM — 4.02%
ARM Holdings PLC	200,674	2,826,635
AstraZeneca PLC	49,496	3,150,677
BT Group PLC	469,136	3,226,529
GlaxoSmithKline PLC	166,242	3,393,368
London Stock Exchange Group PLC	84,466	2,964,224
Shire PLC	50,034	2,775,053
Sky PLC	201,212	3,088,236
Vodafone Group PLC	1,016,820	3,229,442

		24,654,164
UNITED STATES — 63.68%
3D Systems Corp.[a,b]	369,172	2,957,068
AbbVie Inc.	59,718	3,278,518
Accenture PLC Class A	31,204	3,293,270
Advanced Micro Devices Inc.[a,b]	1,429,466	3,144,825
Agilent Technologies Inc.	81,776	3,078,866
Akorn Inc.[a,b]	93,612	2,432,976
Alexion Pharmaceuticals Inc.[a]	18,292	2,669,352
Alnylam Pharmaceuticals Inc.[a]	33,356	2,299,563
Alphabet Inc. Class Aa,b	4,304	3,276,850
Amazon.com Inc.[a]	4,844	2,843,428
AMETEK Inc.	61,332	2,885,671
Amgen Inc.	20,982	3,204,581
Amphenol Corp. Class A	62,408	3,093,565
Analog Devices Inc.	59,180	3,187,435

Security	Shares	Value
Apple Inc.	29,052	$2,827,922
Applied Materials Inc.	175,388	3,095,598
Arista Networks Inc.[a]	46,806	2,809,764
AT&T Inc.	98,992	3,569,652
Baxalta Inc.	89,308	3,573,213
Berkshire Hathaway Inc. Class Ba	25,824	3,351,180
Biogen Inc.[a]	11,836	3,231,938
BioMarin Pharmaceutical Inc.[a]	36,046	2,668,125
BlackRock Inc.[c]	9,684	3,043,294
Boeing Co. (The)	23,134	2,779,087
Bristol-Myers Squibb Co.	48,958	3,043,229
Cablevision Systems Corp. Class A	111,904	3,570,857
Cavium Inc.[a]	52,724	3,045,865
Celgene Corp.[a]	30,128	3,022,441
CH Robinson Worldwide Inc.	55,414	3,589,165
Charles River Laboratories International Inc.[a]	44,654	3,314,666
Ciena Corp.[a]	139,880	2,485,668
Cisco Systems Inc.	124,816	2,969,373
CME Group Inc./IL	35,508	3,190,394
Cognizant Technology Solutions Corp. Class Aa	55,414	3,508,260
Computer Sciences Corp.	109,214	3,502,493
Covanta Holding Corp.	222,194	3,141,823
Cypress Semiconductor Corp.	330,332	2,596,410
Danaher Corp.	34,970	3,030,150
Dover Corp.	52,724	3,081,718
Dow Chemical Co. (The)	58,642	2,462,964
Dun & Bradstreet Corp. (The)	31,742	3,124,048
Eaton Corp. PLC	62,946	3,179,402
EI du Pont de Nemours & Co.	44,654	2,355,945
Eli Lilly & Co.	39,812	3,149,129
EMC Corp./MA	128,582	3,184,976
Emerson Electric Co.	70,478	3,240,578
Exelixis Inc.[a,b]	698,324	3,226,257
Facebook Inc. Class Aa	32,280	3,622,139
FactSet Research Systems Inc.	19,906	2,999,834
First Solar Inc.[a]	57,028	3,915,542
General Electric Co.	109,214	3,178,127
Gilead Sciences Inc.	32,818	2,723,894
Halliburton Co.	86,618	2,753,586
Hologic Inc.[a]	89,308	3,031,114
Honeywell International Inc.	32,280	3,331,296
Illumina Inc.[a]	18,830	2,974,199
Incyte Corp.[a]	31,204	2,201,754

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

January 31, 2016

Security	Shares	Value
Infinera Corp.[a]	156,020	$2,390,226
Ingram Micro Inc. Class A	106,524	3,003,977
Intel Corp.	95,226	2,953,911
Intercontinental Exchange Inc.	13,450	3,548,110
International Business Machines Corp.	24,748	3,088,303
Intuitive Surgical Inc.[a]	6,456	3,491,728
Ionis Pharmaceuticals Inc.[a,b]	58,642	2,282,933
Jack Henry & Associates Inc.	43,040	3,493,987
Johnson & Johnson	32,280	3,371,323
Johnson Controls Inc.	81,776	2,933,305
Kite Pharma Inc.[a]	47,882	2,273,916
KLA-Tencor Corp.	49,496	3,315,737
Laboratory Corp. of America Holdings[a]	27,438	3,082,659
Lam Research Corp.	43,040	3,089,842
LendingClub Corp.[a]	240,486	1,774,787
Linear Technology Corp.	76,396	3,264,401
Lockheed Martin Corp.	15,064	3,178,504
Mallinckrodt PLC[a,b]	47,344	2,750,213
Marvell Technology Group Ltd.	402,962	3,566,214
Maxim Integrated Products Inc.	89,846	3,000,856
MercadoLibre Inc.	29,052	2,854,068
Merck & Co. Inc.	63,484	3,216,734
Microchip Technology Inc.	73,168	3,278,658
Micron Technology Inc.[a]	235,664	2,599,374
Microsoft Corp.	60,794	3,349,141
Monsanto Co.	34,432	3,119,539
Myriad Genetics Inc.[a,b]	78,548	3,061,016
Nasdaq Inc.	59,180	3,669,160
National Oilwell Varco Inc.	101,164	3,291,877
NetApp Inc.	111,366	2,442,256
Netflix Inc.[a]	26,900	2,470,496
Northrop Grumman Corp.	17,754	3,285,555
NVIDIA Corp.	102,220	2,994,024
PAREXEL International Corp.[a]	51,648	3,303,406
PayPal Holdings Inc.[a]	95,764	3,460,911
Pfizer Inc.	103,296	3,149,495
Qlik Technologies Inc.[a]	108,138	2,707,776
QUALCOMM Inc.	68,864	3,122,294
Quest Diagnostics Inc.	48,958	3,215,072
Quintiles Transnational Holdings Inc.[a]	50,034	3,043,568
Raytheon Co.	26,362	3,380,663

Security	Shares	Value
Red Hat Inc.[a]	42,502	$2,977,265
Regeneron Pharmaceuticals Inc.[a]	5,918	2,486,093
Rockwell Collins Inc.	36,584	2,958,914
Roper Technologies Inc.	17,754	3,118,845
Schlumberger Ltd.	46,268	3,343,788
Seagate Technology PLC	93,612	2,719,429
Seattle Genetics Inc.[a]	83,390	2,750,202
Skyworks Solutions Inc.	39,812	2,743,843
Splunk Inc.[a]	59,180	2,739,442
Sprint Corp.[a,b]	903,398	2,728,262
St. Jude Medical Inc.	55,414	2,929,184
Stryker Corp.	36,050	3,574,357
SunPower Corp.[a,b]	145,264	3,695,516
Synaptics Inc.[a]	43,040	3,155,262
T-Mobile U.S. Inc.[a,b]	93,074	3,736,921
Tableau Software Inc. Class Aa	36,584	2,935,500
TE Connectivity Ltd.	51,648	2,952,200
Tesla Motors Inc.[a,b]	15,064	2,880,237
Texas Instruments Inc.	58,642	3,103,921
U.S. Cellular Corp.[a]	80,700	3,037,548
United Technologies Corp.	35,508	3,113,697
UnitedHealth Group Inc.	29,052	3,345,628
Varian Medical Systems Inc.[a]	42,502	3,278,179
Verint Systems Inc.[a,b]	83,390	3,052,908
Verizon Communications Inc.	74,244	3,709,973
Vertex Pharmaceuticals Inc.[a]	27,976	2,538,822
VMware Inc. Class Aa	57,028	2,609,031
Western Digital Corp.	53,262	2,555,511
Xilinx Inc.	69,940	3,515,884
Zoetis Inc.	74,244	3,196,204

		390,695,618

TOTAL COMMON STOCKS (Cost: $687,806,096)		611,589,256

PREFERRED STOCKS — 0.14%

BRAZIL — 0.14%
Oi SA	2,044,400	839,214

		839,214

TOTAL PREFERRED STOCKS (Cost: $828,511)		839,214

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

January 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.70%

MONEY MARKET FUNDS — 4.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	26,761,129	$26,761,129
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	1,408,458	1,408,458
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	697,264	697,264

		28,866,851

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,866,851)		28,866,851

TOTAL INVESTMENTS IN SECURITIES — 104.53% (Cost: $717,501,458)		641,295,321
Other Assets, Less Liabilities — (4.53)%		(27,803,299)

NET ASSETS — 100.00%		$613,492,022

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

January 31, 2016

ASSETS
Investments, at cost:
Unaffiliated	$685,058,197
Affiliated (Note 2)	32,443,261

Total cost of investments	$717,501,458

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$609,385,176
Affiliated (Note 2)	31,910,145

Total fair value of investments	641,295,321
Foreign currency, at value[b]	274,938
Receivables:
Investment securities sold	3,105,907
Due from custodian (Note 4)	32,214
Dividends and interest	367,571
Capital shares sold	73,876
Tax reclaims	174,133

Total Assets	645,323,960

LIABILITIES
Payables:
Investment securities purchased	3,509,675
Collateral for securities on loan (Note 1)	28,169,587
Investment advisory fees (Note 2)	152,676

Total Liabilities	31,831,938

NET ASSETS	$613,492,022

Net assets consist of:
Paid-in capital	$689,209,461
Undistributed net investment income	239,075
Undistributed net realized gain	265,667
Net unrealized depreciation	(76,222,181)

NET ASSETS	$613,492,022

Shares outstanding[c]	26,900,000

Net asset value per share	$22.81

[a]	Securities on loan with a value of $26,517,654. See Note 1.
[b]	Cost of foreign currency: $280,125.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statement of Operations (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

Six months ended January 31, 2016

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,339,009
Dividends — affiliated (Note 2)	41,828
Interest — affiliated (Note 2)	589
Securities lending income — affiliated — net (Note 2)	144,520

Total investment income	5,525,946

EXPENSES
Investment advisory fees (Note 2)	1,533,620

Total expenses	1,533,620
Less investment advisory fees waived (Note 2)	(554,639)

Net expenses	978,981

Net investment income	4,546,965

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,877,443)
Investments — affiliated (Note 2)	(5,393)
In-kind redemptions — unaffiliated	6,857,752
In-kind redemptions — affiliated (Note 2)	(5,082)
Foreign currency transactions	(3,607)

Net realized gain	2,966,227

Net change in unrealized appreciation/depreciation on:
Investments	(80,593,752)
Translation of assets and liabilities in foreign currencies	(4,919)

Net change in unrealized appreciation/depreciation	(80,598,671)

Net realized and unrealized loss	(77,632,444)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(73,085,479)

[a]	Net of foreign withholding tax of $95,604.

See notes to financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

	Six months ended January 31, 2016 (Unaudited)	Period from March 19, 2015[a] to July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,546,965	$4,401,399
Net realized gain (loss)	2,966,227	(2,690,463)
Net change in unrealized appreciation/depreciation	(80,598,671)	4,376,490

Net increase (decrease) in net assets resulting from operations	(73,085,479)	6,087,426

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,095,638)	(3,623,748)

Total distributions to shareholders	(5,095,638)	(3,623,748)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	54,776,978	687,460,946
Cost of shares redeemed	(53,028,463)	—

Net increase in net assets from capital share transactions	1,748,515	687,460,946

INCREASE (DECREASE) IN NET ASSETS	(76,432,602)	689,924,624

NET ASSETS
Beginning of period	689,924,624	—

End of period	$613,492,022	$689,924,624

Undistributed net investment income included in net assets at end of period	$239,075	$787,748

SHARES ISSUED AND REDEEMED
Shares sold	2,350,000	26,700,000
Shares redeemed	(2,150,000)	—

Net increase in shares outstanding	200,000	26,700,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Financial Highlights

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

(For a share outstanding throughout each period)

	Six months ended Jan. 31, 2016 (Unaudited)	Period from Mar. 19, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$25.84	$25.49

Income from investment operations:
Net investment income[b]	0.17	0.18
Net realized and unrealized gain (loss)[c]	(3.01)	0.31

Total from investment operations	(2.84)	0.49

Less distributions from:
Net investment income	(0.19)	(0.14)

Total distributions	(0.19)	(0.14)

Net asset value, end of period	$22.81	$25.84

Total return	(11.02)%[d]	1.91%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$613,492	$689,925
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.39%	1.90%
Portfolio turnover rate[f]	24%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended January 31, 2016 was 24%. See Note 4.

See notes to financial statements.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Exponential Technologies	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of January 31, 2016, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2016, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

(“BFA”), the Fund’s investment adviser, or its affiliates. As of January 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2016 and the total value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2016:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
BNP Paribas Prime Brokerage Inc.	$3,934,632	$3,934,632	$—
Citigroup Global Markets Inc.	7,812,766	7,812,766	—
Credit Suisse Securities (USA) LLC	232,728	232,728	—
Deutsche Bank Securities Inc.	10,652,284	10,652,284	—
Jefferies LLC	578,601	578,601	—
JPMorgan Clearing Corp.	3,306,643	3,306,643	—

	$26,517,654	$26,517,654	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.47% based on the average daily net assets of the Fund. For the six months ended January 31, 2016, BFA has voluntarily waived a portion of its investment advisory fees for the Fund in the amount of $554,639.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2016, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $37,615.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trades for the six months ended January 31, 2016, if any, were executed by the Fund pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

Investments in issuers considered to be affiliates of the Fund (excluding money market funds) during the six months ended January 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
BlackRock Inc.	9,568	825	(709)	9,684	$3,043,294	$41,828	$(10,475)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2016, were $156,623,008 and $156,831,247, respectively.

In-kind purchases and sales (see Note 4) for the six months ended January 31, 2016, were $54,194,062 and $51,731,958, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statement of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its direct investment in equity instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the Fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2015, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $2,700,560 available to offset future realized capital gains.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2016, the cost of investments for federal income tax purposes was $717,501,458. Net unrealized depreciation was $76,206,137, of which $18,707,961 represented gross unrealized appreciation on securities and $94,914,098 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.185553	$—	$0.008937	$0.194490	95%	—%	5%	100%

SUPPLEMENTAL INFORMATION	23

Notes:

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	25

Notes:

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Fund is distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Fund. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-701-0116

JANUARY 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI EAFE Growth ETF | EFG | NYSE Arca
➢	iShares MSCI EAFE Value ETF | EFV | NYSE Arca

Fund Performance Overview

iSHARES® MSCI EAFE GROWTH ETF

Performance as of January 31, 2016

The iShares MSCI EAFE Growth ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit growth characteristics, as represented by the MSCI EAFE Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -11.13%, net of fees, while the total return for the Index was -10.98%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.02)%	(2.43)%	(3.72)%	(4.02)%	(2.43)%	(3.72)%
5 Years	2.90%	3.10%	3.17%	15.34%	16.48%	16.91%
10 Years	2.52%	2.59%	2.73%	28.22%	29.12%	30.91%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$888.70	$1.90	$1,000.00	$1,023.10	$2.03	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Consumer Staples	20.76%
Consumer Discretionary	16.37
Health Care	15.37
Financials	13.87
Industrials	13.80
Information Technology	7.57
Materials	6.06
Telecommunication Services	4.22
Utilities	1.17
Energy	0.81

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 1/31/16

Country	Percentage of Total Investments*

Japan	22.89%
United Kingdom	16.74
Switzerland	12.01
Germany	9.43
France	8.19
Australia	6.95
Netherlands	4.61
Denmark	3.36
Sweden	2.93
Hong Kong	2.91

TOTAL	90.02%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EAFE VALUE ETF

Performance as of January 31, 2016

The iShares MSCI EAFE Value ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics, as represented by the MSCI EAFE Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -18.29%, net of fees, while the total return for the Index was -18.20%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(13.27)%	(12.15)%	(13.11)%	(13.27)%	(12.15)%	(13.11)%
5 Years	(0.25)%	(0.08)%	(0.07)%	(1.26)%	(0.40)%	(0.33)%
10 Years	0.35%	0.40%	0.50%	3.58%	4.03%	5.09%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$817.10	$1.83	$1,000.00	$1,023.10	$2.03	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	35.54%
Industrials	11.59
Consumer Discretionary	9.81
Energy	8.89
Health Care	8.31
Utilities	6.82
Materials	6.16
Telecommunication Services	6.04
Consumer Staples	4.18
Information Technology	2.66

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

Japan	23.52%
United Kingdom	22.64
France	11.76
Germany	8.39
Switzerland	6.62
Australia	6.54
Spain	3.94
Hong Kong	3.15
Italy	2.81
Sweden	2.76

TOTAL	92.13%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2015 and held through January 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.34%

AUSTRALIA — 6.93%
Alumina Ltd.	619,845	$453,793
Amcor Ltd./Australia	475,044	4,469,098
AMP Ltd.	1,167,243	4,433,738
APA Group	451,078	2,705,714
Aristocrat Leisure Ltd.	223,200	1,618,276
Asciano Ltd.	258,385	1,626,641
ASX Ltd.	75,330	2,256,606
Aurizon Holdings Ltd.	857,088	2,237,104
Boral Ltd.	310,155	1,228,574
Brambles Ltd.	629,982	4,959,727
Caltex Australia Ltd.	107,973	2,837,321
Challenger Ltd./Australia	222,642	1,250,438
Coca-Cola Amatil Ltd.	118,296	703,721
Cochlear Ltd.	23,157	1,535,963
Commonwealth Bank of Australia	677,412	37,696,105
Computershare Ltd.	186,279	1,370,350
Crown Resorts Ltd.	143,313	1,243,840
CSL Ltd.	185,349	13,635,091
DUET Group	907,680	1,483,130
Flight Centre Travel Group Ltd.[a]	21,948	606,714
Goodman Group	719,448	3,094,122
Harvey Norman Holdings Ltd.	72,819	228,698
Healthscope Ltd.	680,202	1,063,322
Iluka Resources Ltd.	167,400	642,968
Incitec Pivot Ltd.	651,093	1,427,707
James Hardie Industries PLC	181,629	2,054,320
LendLease Group	74,493	684,477
Macquarie Group Ltd.	120,900	6,121,424
Medibank Pvt Ltd.	1,087,356	1,930,545
Newcrest Mining Ltd.[b]	310,527	2,829,109
Oil Search Ltd.	542,376	2,493,723
Platinum Asset Management Ltd.	91,419	417,737
Qantas Airways Ltd.	207,310	568,966
QBE Insurance Group Ltd.	271,653	2,090,633
Ramsay Health Care Ltd.	56,916	2,438,923
REA Group Ltd.	22,134	826,663
Santos Ltd.	432,289	966,264
Seek Ltd.	128,805	1,319,276
Sonic Healthcare Ltd.	150,288	1,956,035
Sydney Airport	449,190	2,090,694
Tabcorp Holdings Ltd.	317,874	1,034,302
Tatts Group Ltd.	297,321	872,787
Telstra Corp. Ltd.	1,690,089	6,730,579

Security	Shares	Value
TPG Telecom Ltd.	112,012	$796,279
Transurban Group	819,962	6,252,403
Treasury Wine Estates Ltd.	296,263	1,898,629
Wesfarmers Ltd.	446,400	13,315,646
Westfield Corp.	781,479	5,472,515
Woolworths Ltd.	175,770	3,018,755

		162,989,445
AUSTRIA — 0.06%
Andritz AG	31,155	1,441,156

		1,441,156
BELGIUM — 2.07%
Anheuser-Busch InBev SA/NV	321,036	40,243,613
Colruyt SA	28,365	1,509,756
Solvay SA	9,918	816,580
Telenet Group Holding NVb	21,855	1,133,458
UCB SA	50,964	4,335,546
Umicore SA	18,972	693,766

		48,732,719
DENMARK — 3.35%
Carlsberg A/S Class B	16,368	1,371,743
Chr Hansen Holding A/S	41,943	2,556,043
Coloplast A/S Class B	45,291	3,693,887
Danske Bank A/S	283,092	7,581,300
DSV A/S	72,976	2,826,202
ISS A/S	62,682	2,208,505
Novo Nordisk A/S Class B	785,571	43,271,700
Novozymes A/S Class B	94,209	3,906,678
Pandora A/S	41,726	5,547,858
Vestas Wind Systems A/S	74,256	4,822,384
William Demant Holding A/Sb	11,253	987,127

		78,773,427
FINLAND — 1.03%
Elisa OYJ	38,130	1,374,323
Kone OYJ Class B	135,594	5,923,064
Nokia OYJ	1,847,447	13,193,594
Nokia OYJ New[b]	396,949	2,834,822
Orion OYJ Class B	26,040	853,750

		24,179,553
FRANCE — 8.16%
Accor SA	84,165	3,187,475
Aeroports de Paris	12,183	1,375,605
Air Liquide SA	137,547	14,171,848
Airbus Group SE	236,127	14,773,076
Alcatel-Lucent SAb	14,105	55,707

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2016

Security	Shares	Value
Alstom SAa,b	61,197	$1,636,583
Arkema SA	27,063	1,685,559
Atos SE	35,061	2,759,971
Bollore SA	339,264	1,365,981
Bureau Veritas SA	103,695	1,970,287
Cap Gemini SA	65,565	5,965,021
Carrefour SA	220,689	6,263,631
Christian Dior SE	21,948	3,700,067
Danone SA	236,406	16,230,702
Dassault Systemes	51,336	3,954,469
Essilor International SA	81,747	10,114,751
Eurazeo SA	15,630	953,185
Groupe Eurotunnel SE Registered	186,930	2,142,013
Hermes International	10,630	3,606,511
Iliad SA	10,602	2,650,580
Ingenico Group SA	21,762	2,561,975
JCDecaux SA	29,946	1,175,583
Kering	10,416	1,747,511
Klepierre	88,445	3,818,505
L’Oreal SA	100,440	17,122,702
Legrand SA	106,392	5,838,959
LVMH Moet Hennessy Louis Vuitton SE	111,693	17,911,063
Numericable-SFR SAS	44,000	1,740,152
Pernod Ricard SA	85,002	9,928,851
Peugeot SAb	176,793	2,613,142
Publicis Groupe SA	75,888	4,538,473
Remy Cointreau SA	9,858	705,932
Safran SA	125,373	8,093,464
Societe BIC SA	11,718	1,905,089
Sodexo SA	37,665	3,674,507
STMicroelectronics NV	163,866	1,066,704
Thales SA	42,129	3,198,746
Valeo SA	31,992	4,134,993
Zodiac Aerospace	81,840	1,706,454

		192,045,827
GERMANY — 9.03%
adidas AG	83,886	8,621,222
Axel Springer SE	8,463	439,005
Bayer AG Registered	329,685	36,886,455
Beiersdorf AG	40,362	3,715,757
Brenntag AG	62,031	3,017,408
Continental AG	43,896	9,148,048
Daimler AG Registered	133,920	9,297,303

Security	Shares	Value
Deutsche Boerse AG	76,911	$6,542,044
Deutsche Lufthansa AG Registered[b]	93,651	1,364,476
Deutsche Telekom AG Registered	1,289,259	22,341,602
Deutsche Wohnen AG Bearer	135,873	3,564,532
Fraport AG Frankfurt Airport Services Worldwide	17,205	1,038,624
Fresenius Medical Care AG & Co. KGaA	86,769	7,667,863
Fresenius SE & Co. KGaA	152,985	10,087,847
GEA Group AG	73,098	3,055,070
HeidelbergCement AG	56,730	4,148,990
Henkel AG & Co. KGaA	40,455	3,714,251
HUGO BOSS AG	25,876	2,054,015
Infineon Technologies AG	454,026	6,032,902
Kabel Deutschland Holding AG	8,556	1,092,446
Lanxess AG	37,293	1,525,137
Linde AG	73,935	9,968,167
MAN SE	13,020	1,313,733
Merck KGaA	51,801	4,488,585
Osram Licht AG	36,363	1,615,177
ProSiebenSat.1 Media SE Registered	88,629	4,402,335
QIAGEN NVb	87,141	1,972,565
SAP SE	391,995	31,044,128
Symrise AG	49,383	3,177,237
Telefonica Deutschland Holding AG	231,942	1,145,189
ThyssenKrupp AG	143,871	2,216,042
United Internet AG Registered[c]	50,220	2,579,273
Vonovia SE	66,323	2,010,132
Zalando SEb,d	34,410	1,178,993

		212,466,553
HONG KONG — 2.91%
AIA Group Ltd.	4,798,800	26,420,730
ASM Pacific Technology Ltd.[a]	93,000	670,359
Cheung Kong Infrastructure Holdings Ltd.	279,000	2,609,738
Cheung Kong Property Holdings Ltd.	1,069,500	5,723,440
Galaxy Entertainment Group Ltd.	930,000	2,879,793
Henderson Land Development Co. Ltd.	465,300	2,510,982
HKT Trust & HKT Ltd.	1,023,000	1,343,346

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2016

Security	Shares	Value
Hong Kong & China Gas Co. Ltd.	2,790,944	$4,884,157
Hong Kong Exchanges and Clearing Ltd.	455,700	9,971,374
Li & Fung Ltd.[a]	558,400	318,559
Link REIT	883,500	5,034,560
Melco Crown Entertainment Ltd. ADR[a]	37,665	574,015
MGM China Holdings Ltd.	372,000	444,038
MTR Corp. Ltd.	325,500	1,467,978
Shangri-La Asia Ltd.	372,666	344,757
Techtronic Industries Co. Ltd.	558,000	2,100,696
WH Group Ltd.[b,d]	837,000	475,345
Wynn Macau Ltd.[a]	558,000	598,662

		68,372,529
IRELAND — 0.77%
Bank of Ireland[b]	10,902,483	3,586,297
CRH PLC	326,802	8,585,796
Kerry Group PLC Class A	63,054	5,137,535
Ryanair Holdings PLC ADR	10,481	821,186

		18,130,814
ISRAEL — 0.66%
Azrieli Group Ltd.	15,345	541,157
Check Point Software Technologies Ltd.[a,b]	26,970	2,125,506
NICE-Systems Ltd.	22,506	1,317,139
Taro Pharmaceutical Industries Ltd.[b]	2,883	420,341
Teva Pharmaceutical Industries Ltd.	182,284	11,036,623

		15,440,766
ITALY — 1.53%
Atlantia SpA	111,507	2,905,399
Banca Monte dei Paschi di Siena SpA[a,b]	1,050,916	753,926
EXOR SpA	40,641	1,316,189
Ferrari NVb	50,313	1,992,547
Finmeccanica SpA[b]	116,955	1,383,204
Intesa Sanpaolo SpA	5,083,380	14,400,229
Luxottica Group SpA	69,378	4,320,304
Prysmian SpA	78,213	1,596,975
Saipem SpA[a,b]	104,439	64,471
Telecom Italia SpA[a,b]	1,687,790	1,866,451
UniCredit SpA	957,714	3,676,771
Unione di Banche Italiane SpA	362,235	1,686,196

		35,962,662

Security	Shares	Value
JAPAN — 22.83%
ABC-Mart Inc.	9,300	$499,319
Acom Co. Ltd.[b]	167,400	746,673
Aeon Co. Ltd.	139,500	1,840,181
AEON Financial Service Co. Ltd.	46,500	1,050,873
Aeon Mall Co. Ltd.	27,910	420,039
Air Water Inc.	54,000	845,694
Ajinomoto Co. Inc.	219,000	5,131,074
Alps Electric Co. Ltd.	74,400	1,436,808
ANA Holdings Inc.	465,000	1,348,160
Asahi Group Holdings Ltd.	158,100	5,010,777
ASICS Corp.	65,100	1,188,916
Astellas Pharma Inc.	855,600	11,661,009
Bandai Namco Holdings Inc.	74,400	1,671,565
Benesse Holdings Inc.	18,600	513,914
Calbee Inc.	27,900	1,139,599
Casio Computer Co. Ltd.[a]	83,700	1,595,668
Central Japan Railway Co.	55,800	10,188,403
Chugai Pharmaceutical Co. Ltd.	93,000	2,807,707
Credit Saison Co. Ltd.	65,100	1,199,670
Dai-ichi Life Insurance Co. Ltd. (The)	223,200	3,011,582
Daicel Corp.	93,000	1,343,551
Daikin Industries Ltd.	93,000	6,153,141
Daito Trust Construction Co. Ltd.	27,900	3,509,825
Denso Corp.	195,300	8,324,024
Dentsu Inc.	83,700	4,362,508
Don Quijote Holdings Co. Ltd.	46,500	1,545,967
East Japan Railway Co.	130,200	11,819,254
Fast Retailing Co. Ltd.	20,800	6,602,602
Fuji Electric Co. Ltd.	186,000	634,519
Fuji Heavy Industries Ltd.	232,500	9,325,734
Fujitsu Ltd.	744,000	3,056,137
GungHo Online Entertainment Inc.[a,b]	158,100	415,279
Hakuhodo DY Holdings Inc.	93,000	975,592
Hamamatsu Photonics KK	55,800	1,364,753
Hankyu Hanshin Holdings Inc.	186,000	1,144,592
Hikari Tsushin Inc.	9,300	606,096
Hino Motors Ltd.	65,100	724,857
Hirose Electric Co. Ltd.	9,345	1,042,064
Hisamitsu Pharmaceutical Co. Inc.	9,300	412,514
Hitachi Chemical Co. Ltd.	27,900	480,498
Hitachi Metals Ltd.	93,000	1,023,987

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2016

Security	Shares	Value
Hoshizaki Electric Co. Ltd.	18,600	$1,282,865
Hoya Corp.	167,400	6,360,550
Hulic Co. Ltd.	130,200	1,103,417
IHI Corp.	558,000	1,170,710
Iida Group Holdings Co. Ltd.	65,100	1,140,520
Isetan Mitsukoshi Holdings Ltd.	83,700	1,046,034
J Front Retailing Co. Ltd.	102,300	1,390,026
Japan Airport Terminal Co. Ltd.[a]	18,600	729,773
Japan Exchange Group Inc.	223,200	3,108,373
Japan Tobacco Inc.	437,100	16,828,341
JGC Corp.	93,000	1,448,024
JTEKT Corp.	83,700	1,318,431
Kajima Corp.	372,000	2,077,165
Kakaku.com Inc.	65,100	1,241,075
Kaneka Corp.	93,000	874,960
Kansai Paint Co. Ltd.	93,000	1,277,487
Kao Corp.	204,600	10,807,558
Kawasaki Heavy Industries Ltd.	558,000	1,691,538
KDDI Corp.	353,400	8,780,632
Keihan Electric Railway Co. Ltd.	186,000	1,152,274
Keikyu Corp.	186,000	1,522,537
Keio Corp.	186,059	1,630,600
Keisei Electric Railway Co. Ltd.	93,000	1,218,337
Keyence Corp.	18,687	8,631,537
Kikkoman Corp.	53,000	1,733,614
Kintetsu Group Holdings Co. Ltd.	744,000	3,035,857
Koito Manufacturing Co. Ltd.	37,200	1,686,928
Konami Holdings Corp.	46,500	1,062,396
Konica Minolta Inc.	195,300	1,614,796
Kose Corp.	9,300	848,073
Kubota Corp.	465,000	6,717,755
Kuraray Co. Ltd.	93,000	1,106,183
Kurita Water Industries Ltd.	37,200	782,010
Kyowa Hakko Kirin Co. Ltd.	35,000	498,988
Kyushu Electric Power Co. Inc.[b]	176,700	1,878,436
Lawson Inc.	12,900	1,005,873
LIXIL Group Corp.	111,600	2,322,984
M3 Inc.	83,700	1,886,041
Mabuchi Motor Co. Ltd.	18,600	980,201
Makita Corp.	46,500	2,569,570
Marubeni Corp.	334,800	1,577,970
Marui Group Co. Ltd.	93,000	1,453,401
Mazda Motor Corp.	223,200	3,961,056
McDonald’s Holdings Co. Japan Ltd.[a,b]	18,600	365,962

Security	Shares	Value
Medipal Holdings Corp.	27,900	$445,930
MEIJI Holdings Co. Ltd.	46,500	3,837,071
Minebea Co. Ltd.	106,000	809,020
Miraca Holdings Inc.	9,300	377,946
Mitsubishi Chemical Holdings Corp.	297,600	1,628,055
Mitsubishi Estate Co. Ltd.	490,000	9,582,249
Mitsubishi Heavy Industries Ltd.	1,209,000	4,659,641
Mitsubishi Logistics Corp.	30,000	404,411
Mitsui Chemicals Inc.	279,000	1,196,060
Mitsui Fudosan Co. Ltd.	375,500	8,693,896
Mixi Inc.	18,600	585,355
MS&AD Insurance Group Holdings Inc.	74,400	1,981,911
Murata Manufacturing Co. Ltd.	78,600	8,891,315
Nabtesco Corp.	55,800	947,169
Nagoya Railroad Co. Ltd.	186,000	838,855
NEC Corp.	582,000	1,519,118
Nexon Co. Ltd.	55,800	893,242
NGK Insulators Ltd.	93,000	1,899,715
NGK Spark Plug Co. Ltd.	74,400	1,720,729
NH Foods Ltd.	34,000	651,832
Nidec Corp.	93,000	6,223,814
Nikon Corp.	139,500	2,029,154
Nintendo Co. Ltd.	41,000	5,640,400
Nippon Paint Holdings Co. Ltd.	65,100	1,216,340
Nisshin Seifun Group Inc.	46,500	740,912
Nissin Foods Holdings Co. Ltd.	9,300	468,591
Nitori Holdings Co. Ltd.	27,900	2,223,888
Nitto Denko Corp.	65,900	3,712,914
Nomura Real Estate Master Fund Inc.[b]	1,488	1,819,056
Nomura Research Institute Ltd.	49,400	1,764,796
NTT Data Corp.	46,500	2,208,524
NTT Urban Development Corp.	18,600	179,447
Obayashi Corp.	279,000	2,484,302
Obic Co. Ltd.	27,900	1,421,906
Odakyu Electric Railway Co. Ltd.	186,000	1,949,647
Oji Holdings Corp.	279,000	1,113,096
Olympus Corp.	111,600	4,277,239
Omron Corp.	74,400	1,895,874
Ono Pharmaceutical Co. Ltd.	29,800	4,718,672
Oracle Corp. Japan	18,600	834,246
Oriental Land Co. Ltd./Japan	78,000	4,911,362
Otsuka Corp.	18,600	911,064

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2016

Security	Shares	Value
Panasonic Corp.	585,900	$5,391,258
Park24 Co. Ltd.	37,200	1,027,828
Rakuten Inc.[b]	372,000	3,774,848
Recruit Holdings Co. Ltd.	55,800	1,744,542
Rinnai Corp.	9,300	840,392
Rohm Co. Ltd.	18,600	828,101
Ryohin Keikaku Co. Ltd.	9,300	1,945,038
Sanrio Co. Ltd.	9,300	212,863
Santen Pharmaceutical Co. Ltd.	158,100	2,482,535
Secom Co. Ltd.	55,800	3,832,462
Seibu Holdings Inc.	46,500	916,826
Seven & I Holdings Co. Ltd.	297,600	13,057,871
Seven Bank Ltd.	251,100	1,053,639
Shikoku Electric Power Co. Inc.	74,400	1,064,393
Shimadzu Corp.	93,000	1,411,151
Shimamura Co. Ltd.	9,300	1,024,755
Shimano Inc.	28,400	4,457,110
Shimizu Corp.	279,000	2,136,315
Shin-Etsu Chemical Co. Ltd.	167,400	8,408,371
Shionogi & Co. Ltd.	120,900	5,193,912
Shiseido Co. Ltd.	139,500	2,581,093
SMC Corp./Japan	20,200	4,458,299
SoftBank Group Corp.	381,300	16,582,369
Sohgo Security Services Co. Ltd.	27,900	1,343,551
Sompo Japan Nipponkoa Holdings Inc.	93,000	2,703,234
Sony Corp.	502,200	10,465,870
Sony Financial Holdings Inc.	74,449	1,209,608
Stanley Electric Co. Ltd.	55,800	1,206,661
Sumitomo Chemical Co. Ltd.	651,000	3,242,498
Sumitomo Dainippon Pharma Co. Ltd.	65,100	714,640
Sumitomo Realty & Development Co. Ltd.	138,000	3,804,931
Suntory Beverage & Food Ltd.	55,800	2,544,220
Suruga Bank Ltd.	83,700	1,491,964
Suzuken Co. Ltd./Aichi Japan	9,300	316,875
Suzuki Motor Corp.	148,800	4,493,560
Sysmex Corp.	55,800	3,521,348
Taiheiyo Cement Corp.	465,000	1,325,115
Taisei Corp.	465,000	2,861,479
Taiyo Nippon Sanso Corp.	65,100	578,595
TDK Corp.	46,500	2,500,434
Teijin Ltd.	372,000	1,339,710
Terumo Corp.	120,900	3,774,848

Security	Shares	Value
Tobu Railway Co. Ltd.	186,000	$897,237
Toho Co. Ltd./Tokyo	46,500	1,198,364
Toho Gas Co. Ltd.	186,000	1,206,046
Tohoku Electric Power Co. Inc.	186,000	2,301,474
Tokyo Electric Power Co. Inc.[b]	297,600	1,474,910
Tokyo Tatemono Co. Ltd.	35,500	375,922
Tokyu Corp.	279,000	2,145,533
Tokyu Fudosan Holdings Corp.	111,600	719,941
TonenGeneral Sekiyu KK	93,000	748,210
Toray Industries Inc.	558,000	4,689,753
TOTO Ltd.	55,800	1,779,110
Toyo Seikan Group Holdings Ltd.	74,400	1,322,503
Toyo Suisan Kaisha Ltd.	18,600	635,287
Toyota Motor Corp.	381,300	22,676,744
Trend Micro Inc./Japan[b]	27,900	1,156,883
Unicharm Corp.	148,800	2,863,169
USS Co. Ltd.	93,000	1,403,469
West Japan Railway Co.	65,100	4,162,012
Yahoo Japan Corp.	567,300	2,132,090
Yakult Honsha Co. Ltd.	37,200	1,683,856
Yamada Denki Co. Ltd.	244,400	1,172,894
Yamaha Corp.	65,100	1,522,307
Yamaha Motor Co. Ltd.	102,300	2,005,186
Yamato Holdings Co. Ltd.	139,500	3,016,076
Yamazaki Baking Co. Ltd.	15,000	322,017
Yaskawa Electric Corp.	93,000	1,012,464
Yokogawa Electric Corp.	102,300	1,124,696

		537,018,012
NETHERLANDS — 4.51%
AerCap Holdings NVb	12,741	391,276
Akzo Nobel NV	98,022	6,265,240
Altice NV Class Aa,b	154,846	2,218,376
Altice NV Class Bb	37,107	547,066
ASML Holding NV	137,733	12,551,639
Fiat Chrysler Automobiles NVa	361,349	2,504,340
Gemalto NVa	31,527	1,888,539
Heineken Holding NV	40,176	3,071,327
Heineken NV	92,628	8,020,252
Koninklijke Ahold NV	334,614	7,540,086
Koninklijke KPN NV	451,794	1,739,865
Koninklijke Philips NV	377,673	10,010,150
Mobileye NVa,b	32,364	878,035
NXP Semiconductors NVa,b	54,288	4,059,657
OCI NVb	34,875	629,445
Randstad Holding NV	50,871	2,759,403

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2016

Security	Shares	Value
RELX NV	394,177	$6,553,466
TNT Express NV	193,533	1,647,656
Unilever NV CVA	650,442	28,778,813
Wolters Kluwer NV	122,295	4,147,199

		106,201,830
NEW ZEALAND — 0.15%
Auckland International Airport Ltd.	378,975	1,360,843
Contact Energy Ltd.	165,294	491,948
Ryman Healthcare Ltd.	147,591	767,751
Spark New Zealand Ltd.	444,540	966,394

		3,586,936
NORWAY — 0.09%
Orkla ASA	115,971	931,473
Schibsted ASA	21,204	616,855
Schibsted ASA Class Bb	16,368	457,227

		2,005,555
PORTUGAL — 0.07%
Banco Comercial Portugues SA Registered[a,b]	7,723,185	325,082
Jeronimo Martins SGPS SA	99,510	1,382,544

		1,707,626
SINGAPORE — 1.19%
Ascendas REIT	559,627	912,200
CapitaLand Ltd.	1,041,600	2,246,689
City Developments Ltd.	148,800	727,639
ComfortDelGro Corp. Ltd.	883,500	1,756,696
DBS Group Holdings Ltd.	697,500	6,890,220
Genting Singapore PLC	2,380,800	1,179,276
Global Logistic Properties Ltd.	1,264,800	1,501,800
Oversea-Chinese Banking Corp. Ltd.	409,200	2,277,007
Singapore Airlines Ltd.	213,900	1,657,638
Singapore Exchange Ltd.	310,700	1,545,532
Singapore Press Holdings Ltd.[a]	147,000	367,681
Singapore Technologies Engineering Ltd.	641,700	1,293,950
Singapore Telecommunications Ltd.	2,092,500	5,160,314
StarHub Ltd.	241,800	574,218

		28,090,860
SPAIN — 2.40%
Abertis Infraestructuras SA	206,129	3,056,788
ACS Actividades de Construccion y Servicios SA	38,595	973,465

Security	Shares	Value
Aena SAb,d	27,249	$3,014,818
Amadeus IT Holding SA Class A	177,258	7,195,450
Banco Bilbao Vizcaya Argentaria SA	1,268,988	8,095,845
Banco de Sabadell SA	2,015,310	3,628,627
Banco Popular Espanol SA	430,390	1,154,479
Bankinter SA	273,420	1,896,424
CaixaBank SA	661,602	1,990,164
Distribuidora Internacional de Alimentacion SA	251,844	1,348,096
Ferrovial SA	65,751	1,432,522
Grifols SA	120,156	2,490,433
Industria de Diseno Textil SA	440,727	14,394,879
International Consolidated Airlines Group SA	332,103	2,542,055
Red Electrica Corp. SA	34,484	2,775,744
Zardoya Otis SA	39,302	412,084

		56,401,873
SWEDEN — 2.93%
Alfa Laval AB	117,831	2,019,972
Assa Abloy AB	404,922	8,532,925
Atlas Copco AB Class A	273,606	5,832,708
Atlas Copco AB Class B	151,125	3,070,102
Boliden AB	111,042	1,534,525
Electrolux AB Class B	96,627	2,095,945
Getinge AB Class B	81,003	1,776,881
Hennes & Mauritz AB Class B	377,673	12,305,825
Hexagon AB Class B	103,788	3,437,430
ICA Gruppen AB	10,788	380,822
Investment AB Kinnevik Class B	93,279	2,393,178
Investor AB Class B	179,211	5,970,948
Lundin Petroleum ABa,b	88,908	1,271,158
Millicom International Cellular SA SDR	24,459	1,074,776
Securitas AB Class B	124,155	1,822,881
Svenska Cellulosa AB SCA Class B	235,104	6,933,895
Swedish Match AB	79,608	2,824,128
Volvo AB Class B	610,917	5,525,002

		68,803,101
SWITZERLAND — 11.98%
Actelion Ltd. Registered	40,734	5,331,020
Barry Callebaut AG Registered	837	954,914
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	465	2,716,074

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2016

Security	Shares	Value
Chocoladefabriken Lindt & Sprungli AG Registered	37	$2,549,178
Cie. Financiere Richemont SA Class A Registered	208,227	13,463,171
Dufry AG Registered[b]	16,062	1,733,721
EMS-Chemie Holding AG Registered	3,255	1,359,625
Galenica AG Registered	1,581	2,198,726
Geberit AG Registered	15,252	5,385,423
Givaudan SA Registered	3,720	6,923,379
Julius Baer Group Ltd.	58,778	2,480,992
Kuehne + Nagel International AG Registered	21,948	2,891,699
LafargeHolcim Ltd. Registered	167,217	7,004,298
Lonza Group AG Registered	21,390	3,262,828
Nestle SA Registered	827,142	60,704,707
Novartis AG Registered	589,713	45,178,813
Partners Group Holding AG	6,603	2,373,059
Roche Holding AG	280,302	72,192,161
Schindler Holding AG Participation Certificates	18,507	2,824,862
Schindler Holding AG Registered	7,440	1,143,610
SGS SA Registered	2,139	4,139,596
Sika AG Bearer	837	2,987,273
Sonova Holding AG Registered	21,018	2,514,816
Swatch Group AG (The) Bearer[a]	12,276	4,174,068
Swatch Group AG (The) Registered	18,972	1,256,283
UBS Group AG	1,458,333	23,953,296

		281,697,592
UNITED KINGDOM — 16.69%
Aggreko PLC	100,179	1,212,146
Antofagasta PLC	48,732	262,818
ARM Holdings PLC	562,650	7,925,322
Ashtead Group PLC	202,647	2,584,219
Associated British Foods PLC	142,662	6,374,531
Auto Trader Group PLC[d]	295,833	1,642,887
Babcock International Group PLC	98,254	1,275,266
Barratt Developments PLC	399,621	3,398,340
BG Group PLC	684,201	10,234,336
British American Tobacco PLC	744,465	41,153,242
BT Group PLC	3,348,186	23,027,476
Bunzl PLC	134,199	3,555,949
Burberry Group PLC	177,816	3,014,173
Capita PLC	265,701	4,428,538

Security	Shares	Value
Carnival PLC	74,028	$3,654,304
Coca-Cola HBC AG	79,272	1,606,873
Compass Group PLC	658,905	11,243,921
Croda International PLC	53,661	2,170,889
Diageo PLC	1,005,051	26,866,656
Dixons Carphone PLC	386,973	2,600,240
easyJet PLC	63,612	1,396,817
Experian PLC	389,112	6,568,269
Fresnillo PLC	87,606	897,223
G4S PLC	398,226	1,281,156
GKN PLC	329,034	1,301,257
Hargreaves Lansdown PLC	105,462	2,039,019
Inmarsat PLC	179,862	2,806,477
InterContinental Hotels Group PLC	94,687	3,085,182
Intertek Group PLC	64,821	2,602,145
Investec PLC	74,586	469,647
ITV PLC	1,537,848	5,820,075
Johnson Matthey PLC	77,293	2,702,629
Land Securities Group PLC	156,705	2,434,032
Legal & General Group PLC	1,532,932	5,294,820
London Stock Exchange Group PLC	125,736	4,412,540
Merlin Entertainments PLC[d]	280,399	1,645,475
Mondi PLC	147,591	2,378,305
Next PLC	58,218	5,718,820
Persimmon PLC	121,830	3,518,531
Provident Financial PLC	58,404	2,434,018
Prudential PLC	1,026,906	19,919,911
Randgold Resources Ltd.	36,735	2,588,234
Reckitt Benckiser Group PLC	255,936	22,632,240
RELX PLC	449,562	7,843,756
SABMiller PLC	387,438	22,986,218
Sage Group PLC (The)	431,985	3,805,306
Schroders PLC	48,918	1,890,189
Severn Trent PLC	33,387	1,036,699
Shire PLC	236,964	13,142,818
Sky PLC	415,338	6,374,679
Smith & Nephew PLC	356,841	5,881,800
Sports Direct International PLC[b]	104,997	618,987
St. James’s Place PLC	207,576	2,806,076
Taylor Wimpey PLC	1,308,789	3,571,939
Tesco PLC[b]	3,240,585	7,970,799
Travis Perkins PLC	98,766	2,556,817
TUI AG	199,206	3,351,324

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2016

Security	Shares	Value
Unilever PLC	513,453	$22,469,077
United Utilities Group PLC	268,863	3,647,921
Whitbread PLC	72,912	4,137,027
Wolseley PLC	103,881	5,102,911
WPP PLC	520,521	11,200,907

		392,574,198

TOTAL COMMON STOCKS
(Cost: $2,135,523,377)		2,336,623,034

PREFERRED STOCKS — 0.37%

GERMANY — 0.37%
Fuchs Petrolub SE	27,342	1,114,630
Henkel AG & Co. KGaA	71,796	7,595,442

		8,710,072

TOTAL PREFERRED STOCKS (Cost: $6,754,291)		8,710,072

RIGHTS — 0.02%

ITALY — 0.02%
Saipem SpA[a,b]	104,439	327,724

		327,724
SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SAb	38,595	17,122

		17,122

TOTAL RIGHTS
(Cost: $1,114,633)		344,846

SHORT-TERM INVESTMENTS — 0.88%

MONEY MARKET FUNDS — 0.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[e,f,g]	19,519,874	19,519,874
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[e,f,g]	1,027,346	1,027,346
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[e,f]	167,370	167,370

		20,714,590

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,714,590)		20,714,590

Value
TOTAL INVESTMENTS IN SECURITIES — 100.61%
(Cost: $2,164,106,891)	$2,366,392,542
Other Assets, Less Liabilities — (0.61)%	(14,294,163)

NET ASSETS — 100.00%	$2,352,098,379

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.90%

AUSTRALIA — 6.52%
AGL Energy Ltd.	316,656	$4,166,152
Alumina Ltd.	387,396	283,615
AusNet Services	855,633	886,665
Australia & New Zealand Banking Group Ltd.	1,332,117	22,784,165
Bank of Queensland Ltd.	173,676	1,608,103
Bendigo & Adelaide Bank Ltd.	210,120	1,596,269
BHP Billiton Ltd.	1,497,165	16,255,955
CIMIC Group Ltd.	48,840	831,546
Coca-Cola Amatil Ltd.	136,929	814,565
Dexus Property Group	448,887	2,336,949
Fortescue Metals Group Ltd.[a]	731,301	894,905
GPT Group (The)	826,086	2,851,540
Harvey Norman Holdings Ltd.	173,376	544,511
Insurance Australia Group Ltd.	1,126,947	4,200,960
LendLease Group	167,976	1,543,444
Mirvac Group	1,716,216	2,306,535
National Australia Bank Ltd.	1,221,439	23,897,827
Orica Ltd.	174,876	1,758,994
Origin Energy Ltd.	807,252	2,341,140
QBE Insurance Group Ltd.	317,805	2,445,818
Rio Tinto Ltd.	197,823	5,475,466
Santos Ltd.	278,566	622,658
Scentre Group	2,457,417	7,561,406
South32 Ltd.[b]	2,505,483	1,727,947
Stockland	1,102,200	3,188,733
Suncorp Group Ltd.	599,616	4,924,248
Tatts Group Ltd.	346,602	1,017,451
Vicinity Centres	1,561,457	3,214,086
Westpac Banking Corp.	1,540,919	33,625,552
Woodside Petroleum Ltd.	344,952	6,819,852
Woolworths Ltd.	376,899	6,473,037

		169,000,094
AUSTRIA — 0.29%
Erste Group Bank AGb	128,397	3,713,651
IMMOFINANZ AG Escrow[b]	269,008	3
OMV AG	69,138	1,769,648
Raiffeisen Bank International AGb	55,191	692,745
Voestalpine AG	53,691	1,408,255

		7,584,302
BELGIUM — 0.90%
Ageas	93,735	3,787,751

Security	Shares	Value
Delhaize Group	48,291	$5,039,304
Groupe Bruxelles Lambert SA	37,494	2,834,652
KBC Groep NV	115,332	6,587,925
Proximus SADP	71,361	2,451,613
Solvay SA	22,197	1,827,549
Umicore SA	23,394	855,469

		23,384,263
DENMARK — 0.45%
AP Moeller – Maersk A/S Class A	1,647	2,072,824
AP Moeller – Maersk A/S Class B	3,297	4,216,351
Carlsberg A/S Class B	32,097	2,689,933
TDC A/S	382,146	1,629,572
Tryg A/S	54,891	1,041,814

		11,650,494
FINLAND — 1.10%
Elisa OYJ	23,844	859,411
Fortum OYJ	207,446	3,243,546
Metso OYJ	53,691	1,103,830
Neste OYJ	59,541	1,854,190
Nokian Renkaat OYJ	53,541	1,807,541
Orion OYJ Class B	17,247	565,462
Sampo OYJ Class A	207,570	9,972,287
Stora Enso OYJ Class R	257,214	2,080,430
UPM-Kymmene OYJ	248,214	4,015,269
Wartsila OYJ Abp	68,395	3,057,220

		28,559,186
FRANCE — 11.72%
ArcelorMittal[a]	481,388	1,812,161
AXA SA	909,327	22,404,245
BNP Paribas SA	491,931	23,274,545
Bouygues SA	91,793	3,582,141
Casino Guichard Perrachon SAa	25,944	1,171,193
Cie. de Saint-Gobain	225,292	9,247,685
Cie. Generale des Etablissements Michelin Class B	86,392	7,857,965
CNP Assurances	81,138	1,081,200
Credit Agricole SA	489,707	4,872,844
Edenred	94,375	1,767,670
Electricite de France SA	113,232	1,475,173
Engie SA	678,507	10,788,750
Eutelsat Communications SA	81,588	2,627,722
Fonciere des Regions	13,910	1,178,518
Gecina SA	16,497	2,112,615
ICADE	15,747	1,116,057

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2016

Security	Shares	Value
Imerys SA	16,647	$1,027,275
Kering	22,944	3,849,356
Lagardere SCA	56,541	1,602,309
Natixis SA	444,237	2,170,300
Orange SA	923,574	16,319,433
Renault SA	89,689	7,562,947
Rexel SA	138,729	1,636,968
Sanofi	548,781	45,456,025
Schneider Electric SE	259,914	13,811,689
SCOR SE	73,338	2,549,291
SES SA	150,590	3,921,292
Societe Generale SA	337,002	12,828,489
STMicroelectronics NV	106,485	693,176
Suez Environnement Co.	142,479	2,632,442
Technip SA	47,991	2,224,623
Total SA	1,011,177	44,772,361
Unibail-Rodamco SE	45,891	11,520,271
Veolia Environnement SA	212,520	5,103,900
Vinci SA	222,867	15,052,780
Vivendi SA	540,525	11,715,044
Wendel SA	11,929	1,191,516

		304,011,971
GERMANY — 7.78%
Allianz SE Registered	212,524	34,183,780
Axel Springer SE	10,797	560,078
BASF SE	427,750	28,279,936
Bayerische Motoren Werke AG	154,791	12,839,902
Commerzbank AGb	491,631	3,972,214
Daimler AG Registered	292,173	20,283,908
Deutsche Bank AG Registered	642,377	11,399,375
Deutsche Post AG Registered	447,098	10,802,857
E.ON SE	932,451	9,509,432
Evonik Industries AG	64,502	1,981,811
Hannover Rueck SE	27,894	2,915,648
K+S AG Registered	89,535	1,880,466
METRO AG	81,888	2,299,792
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	77,538	14,837,709
RTL Group SAb	16,797	1,354,415
RWE AG	229,638	3,197,934
Siemens AG Registered	368,654	35,175,173
Volkswagen AGa	16,199	2,113,891
Vonovia SE	140,829	4,268,275

		201,856,596

Security	Shares	Value
HONG KONG — 3.14%
Bank of East Asia Ltd. (The)	539,400	$1,569,786
BOC Hong Kong Holdings Ltd.	1,723,500	4,539,693
Cathay Pacific Airways Ltd.	453,000	708,936
CK Hutchison Holdings Ltd.	1,273,500	15,765,655
CLP Holdings Ltd.	898,500	7,515,544
First Pacific Co. Ltd./Hong Kong	1,194,000	820,766
Hang Lung Properties Ltd.	1,047,088	1,918,510
Hang Seng Bank Ltd.	359,700	5,938,885
HK Electric Investments & HK Electric Investments Ltd.[c]	974,000	760,893
Hongkong Land Holdings Ltd.	254,800	1,597,596
Hysan Development Co. Ltd.	297,000	1,144,825
Kerry Properties Ltd.	298,500	685,762
Li & Fung Ltd.	1,794,000	1,023,450
MTR Corp. Ltd.	302,000	1,361,995
New World Development Co. Ltd.	2,420,000	1,958,922
NWS Holdings Ltd.	747,000	1,103,773
PCCW Ltd.	1,661,000	990,259
Power Assets Holdings Ltd.	679,500	6,172,629
Sands China Ltd.	1,078,800	3,714,814
Sino Land Co. Ltd.	1,494,000	1,896,570
SJM Holdings Ltd.[a]	897,000	586,640
Sun Hung Kai Properties Ltd.	826,000	8,893,760
Swire Pacific Ltd. Class A	302,000	2,910,245
Swire Properties Ltd.	509,400	1,312,305
WH Group Ltd.[b,c]	1,798,500	1,021,396
Wharf Holdings Ltd. (The)	604,419	2,795,773
Wheelock & Co. Ltd.	447,000	1,697,174
Yue Yuen Industrial Holdings Ltd.	302,000	1,037,987

		81,444,543
IRELAND — 0.00%
Irish Bank Resolution Corp. Ltd.[b]	246,432	3

		3
ISRAEL — 0.82%
Bank Hapoalim BM	504,831	2,329,116
Bank Leumi le-Israel BMb	622,413	2,043,948
Bezeq The Israeli Telecommunication Corp. Ltd.	913,824	1,959,259
Delek Group Ltd.	2,247	381,388
Israel Chemicals Ltd.	248,214	993,320
Mizrahi Tefahot Bank Ltd.	57,891	646,136
Teva Pharmaceutical Industries Ltd.	212,374	12,858,461

		21,211,628

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2016

Security	Shares	Value
ITALY — 2.66%
Assicurazioni Generali SpA	544,301	$8,121,768
Atlantia SpA	66,141	1,723,354
Banco Popolare SCb	153,728	1,417,228
CNH Industrial NV	438,581	2,721,638
Enel Green Power SpA	836,436	1,629,118
Enel SpA	3,296,853	13,441,808
Eni SpA	1,182,438	16,991,184
Mediobanca SpA	269,984	2,151,582
Snam SpA	982,065	5,488,552
Telecom Italia SpA[a,b]	3,495,426	3,865,433
Tenaris SA	221,970	2,276,931
Terna Rete Elettrica Nazionale SpA	722,724	3,858,503
UniCredit SpA	1,111,027	4,265,357
UnipolSai SpA	521,478	1,099,188

		69,051,644
JAPAN — 23.43%
Aeon Co. Ltd.	149,700	1,974,732
Aeon Mall Co. Ltd.	29,700	446,978
Aisin Seiki Co. Ltd.	89,700	3,741,668
Alfresa Holdings Corp.	89,700	1,643,370
Amada Holdings Co. Ltd.	134,700	1,247,253
Aozora Bank Ltd.	597,000	1,977,425
Asahi Glass Co. Ltd.	453,000	2,720,282
Asahi Kasei Corp.	597,000	3,815,790
Bank of Kyoto Ltd. (The)	151,000	1,149,977
Bank of Yokohama Ltd. (The)	597,000	3,132,321
Benesse Holdings Inc.	15,100	417,210
Bridgestone Corp.	299,700	10,733,897
Brother Industries Ltd.	104,700	1,036,925
Canon Inc.	494,700	13,656,196
Chiba Bank Ltd. (The)	333,000	2,027,184
Chubu Electric Power Co. Inc.	299,700	3,796,225
Chugoku Bank Ltd. (The)	76,000	890,166
Chugoku Electric Power Co. Inc. (The)	134,700	1,774,638
Citizen Holdings Co. Ltd.	119,700	718,803
Dai Nippon Printing Co. Ltd.	297,000	2,732,896
Dai-ichi Life Insurance Co. Ltd. (The)	241,600	3,259,849
Daihatsu Motor Co. Ltd.	89,700	1,378,119
Daiichi Sankyo Co. Ltd.	299,700	6,143,027
Daiwa House Industry Co. Ltd.	271,800	7,543,452
Daiwa Securities Group Inc.	755,000	4,680,358
Eisai Co. Ltd.	119,700	7,108,933

Security	Shares	Value
Electric Power Development Co. Ltd.	60,420	$2,011,255
FamilyMart Co. Ltd.	30,200	1,396,936
FANUC Corp.	90,600	11,831,545
FUJIFILM Holdings Corp.	211,400	8,028,887
Fukuoka Financial Group Inc.	302,000	1,257,242
Gunma Bank Ltd. (The)	155,000	845,001
Hachijuni Bank Ltd. (The)	166,000	913,195
Hankyu Hanshin Holdings Inc.	302,000	1,858,423
Hino Motors Ltd.	59,700	664,731
Hirose Electric Co. Ltd.	4,600	512,948
Hiroshima Bank Ltd. (The)	302,000	1,484,244
Hisamitsu Pharmaceutical Co. Inc.	15,100	669,781
Hitachi Chemical Co. Ltd.	29,700	511,498
Hitachi Construction Machinery Co. Ltd.	45,300	648,078
Hitachi High-Technologies Corp.	30,200	841,903
Hitachi Ltd.	2,247,000	10,883,747
Hokuhoku Financial Group Inc.	597,000	1,089,803
Hokuriku Electric Power Co.	75,500	1,054,562
Honda Motor Co. Ltd.	755,000	20,835,543
Idemitsu Kosan Co. Ltd.	30,200	445,273
INPEX Corp.	434,700	3,782,732
Isetan Mitsukoshi Holdings Ltd.	74,700	933,557
Isuzu Motors Ltd.	269,700	2,677,730
ITOCHU Corp.	734,700	8,480,926
Itochu Techno-Solutions Corp.	15,100	241,470
Iyo Bank Ltd. (The)	119,700	996,635
Japan Airlines Co. Ltd.	59,700	2,207,221
Japan Post Bank Co. Ltd.[b]	194,700	2,367,310
Japan Post Holdings Co. Ltd.[b]	209,700	2,762,743
Japan Prime Realty Investment Corp.	447	1,596,890
Japan Real Estate Investment Corp.	604	3,183,017
Japan Retail Fund Investment Corp.	1,197	2,518,283
JFE Holdings Inc.	226,500	3,004,659
Joyo Bank Ltd. (The)	297,000	1,187,362
JSR Corp.	89,700	1,280,317
JX Holdings Inc.	1,034,700	3,897,272
Kamigumi Co. Ltd.	151,000	1,339,561
Kansai Electric Power Co. Inc. (The)[b]	317,100	3,393,244

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2016

Security	Shares	Value
KDDI Corp.	404,700	$10,055,240
Kirin Holdings Co. Ltd.	389,700	5,454,480
Kobe Steel Ltd.	1,497,000	1,422,005
Komatsu Ltd.	419,700	6,137,850
Kuraray Co. Ltd.	45,300	538,818
Kurita Water Industries Ltd.	15,100	317,429
Kyocera Corp.	149,700	6,135,641
Kyowa Hakko Kirin Co. Ltd.	50,000	712,840
Kyushu Financial Group Inc.[b]	164,800	1,012,772
Lawson Inc.	15,100	1,177,417
Marubeni Corp.	389,700	1,836,723
Maruichi Steel Tube Ltd.	15,100	420,952
McDonald’s Holdings Co. Japan Ltd.[a,b]	14,700	289,228
Medipal Holdings Corp.	44,700	714,447
Miraca Holdings Inc.	15,100	613,654
Mitsubishi Chemical Holdings Corp.	299,700	1,639,543
Mitsubishi Corp.	629,700	9,911,150
Mitsubishi Electric Corp.	897,000	8,146,463
Mitsubishi Gas Chemical Co. Inc.	151,000	710,940
Mitsubishi Materials Corp.	453,000	1,373,238
Mitsubishi Motors Corp.	284,700	2,262,267
Mitsubishi Tanabe Pharma Corp.	104,700	1,695,056
Mitsubishi UFJ Financial Group Inc.	5,924,100	29,819,903
Mitsubishi UFJ Lease & Finance Co. Ltd.	256,700	1,253,126
Mitsui & Co. Ltd.	794,700	8,897,830
Mitsui OSK Lines Ltd.	597,000	1,163,772
Mizuho Financial Group Inc.	10,940,100	18,597,221
MS&AD Insurance Group Holdings Inc.	151,008	4,022,639
Nagoya Railroad Co. Ltd.	147,000	662,966
NEC Corp.	417,000	1,088,440
NH Foods Ltd.	25,000	479,288
NHK Spring Co. Ltd.	74,700	723,152
Nippon Building Fund Inc.	604	3,103,192
Nippon Electric Glass Co. Ltd.	171,000	871,491
Nippon Express Co. Ltd.	447,000	2,060,265
Nippon Prologis REIT Inc.	747	1,319,197
Nippon Steel & Sumitomo Metal Corp.	347,300	6,098,871
Nippon Telegraph & Telephone Corp.	347,300	14,423,858

Security	Shares	Value
Nippon Yusen KK	747,000	$1,579,581
Nissan Motor Co. Ltd.	1,154,700	11,254,665
Nisshin Seifun Group Inc.	59,730	951,713
Nissin Foods Holdings Co. Ltd.	15,100	760,831
NOK Corp.	44,700	909,397
Nomura Holdings Inc.	1,675,500	8,995,787
Nomura Real Estate Holdings Inc.	59,700	1,032,601
NSK Ltd.	209,700	2,130,517
NTT DOCOMO Inc.	659,700	13,769,974
NTT Urban Development Corp.	29,700	286,537
Odakyu Electric Railway Co. Ltd.	147,000	1,540,850
ORIX Corp.	614,700	8,563,099
Osaka Gas Co. Ltd.	917,000	3,434,253
Otsuka Holdings Co. Ltd.	181,200	6,009,317
Panasonic Corp.	359,700	3,309,840
Resona Holdings Inc.	1,019,700	4,611,455
Ricoh Co. Ltd.	329,700	3,142,723
Rinnai Corp.	5,700	515,079
Rohm Co. Ltd.	32,200	1,433,593
Sankyo Co. Ltd.	29,700	1,121,125
Sanrio Co. Ltd.	14,700	336,461
SBI Holdings Inc./Japan	104,700	1,027,412
Secom Co. Ltd.	30,200	2,074,200
Sega Sammy Holdings Inc.	89,700	834,281
Seiko Epson Corp.	134,700	1,800,228
Sekisui Chemical Co. Ltd.	181,200	2,176,226
Sekisui House Ltd.	284,700	4,406,953
Shinsei Bank Ltd.	755,000	1,159,955
Shizuoka Bank Ltd. (The)	297,000	2,546,450
Showa Shell Sekiyu KK	74,700	600,981
Sompo Japan Nipponkoa Holdings Inc.	45,300	1,316,736
Sumitomo Corp.	524,700	5,148,834
Sumitomo Electric Industries Ltd.	344,700	4,451,645
Sumitomo Heavy Industries Ltd.	297,000	1,150,564
Sumitomo Metal Mining Co. Ltd.	227,000	2,356,907
Sumitomo Mitsui Financial Group Inc.	588,900	19,360,030
Sumitomo Mitsui Trust Holdings Inc.	1,510,050	4,737,265
Sumitomo Rubber Industries Ltd.	74,700	933,557
Suzuken Co. Ltd./Aichi Japan	17,560	598,315
T&D Holdings Inc.	269,700	3,024,142
Taisho Pharmaceutical Holdings Co. Ltd.	15,100	1,004,047

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2016

Security	Shares	Value
Takashimaya Co. Ltd.	151,000	$1,274,704
Takeda Pharmaceutical Co. Ltd.	362,400	17,281,090
THK Co. Ltd.	45,300	709,444
Tobu Railway Co. Ltd.	302,000	1,456,804
Tokio Marine Holdings Inc.	314,700	11,042,379
Tokyo Electric Power Co. Inc.[b]	329,700	1,633,998
Tokyo Electron Ltd.	75,500	4,661,025
Tokyo Gas Co. Ltd.	1,047,000	4,753,076
Tokyo Tatemono Co. Ltd.	23,000	243,555
Tokyu Corp.	151,000	1,161,203
Tokyu Fudosan Holdings Corp.	104,700	675,428
Toppan Printing Co. Ltd.	297,000	2,551,357
Toshiba Corp.[b]	1,812,000	2,978,466
Toyo Suisan Kaisha Ltd.	14,700	502,082
Toyoda Gosei Co. Ltd.	29,700	632,197
Toyota Industries Corp.	75,500	3,710,610
Toyota Motor Corp.	824,700	49,046,710
Toyota Tsusho Corp.	104,700	2,346,269
Trend Micro Inc./Japan[b]	15,100	626,126
United Urban Investment Corp.	1,208	1,641,399
Yamaguchi Financial Group Inc.	89,000	949,804
Yamazaki Baking Co. Ltd.	3,000	64,403
Yokohama Rubber Co. Ltd. (The)	68,500	1,008,277

		607,895,094
NETHERLANDS — 1.57%
Aegon NV	844,880	4,754,765
AerCap Holdings NVb	27,784	853,247
Boskalis Westminster	41,094	1,614,107
ING Groep NV CVA	1,799,928	20,634,944
Koninklijke DSM NV	84,438	4,067,619
Koninklijke KPN NV	957,468	3,687,223
Koninklijke Vopak NV	32,544	1,410,506
NN Group NV	109,793	3,701,854

		40,724,265
NEW ZEALAND — 0.16%
Contact Energy Ltd.	154,702	460,424
Fletcher Building Ltd.	292,660	1,304,629
Meridian Energy Ltd.	613,436	932,699
Mighty River Power Ltd.	352,602	604,554
Spark New Zealand Ltd.	345,552	751,202

		4,053,508
NORWAY — 1.07%
DNB ASA	453,387	5,413,018
Gjensidige Forsikring ASA	93,885	1,481,265
Norsk Hydro ASA	630,813	2,072,920
Orkla ASA	245,964	1,975,569

Security	Shares	Value
Schibsted ASA	13,647	$397,011
Schibsted ASA Class Bb	18,297	511,112
Statoil ASA	524,809	7,119,601
Telenor ASA	349,752	5,642,422
Yara International ASA	82,338	3,084,968

		27,697,886
PORTUGAL — 0.23%
Banco Comercial Portugues SA Registered[a,b]	9,849,168	414,569
EDP – Energias de Portugal SA	1,015,560	3,535,117
Galp Energia SGPS SA	179,223	2,115,756

		6,065,442
SINGAPORE — 1.25%
Ascendas REIT	373,150	608,240
CapitaLand Commercial Trust Ltd.	959,700	873,190
CapitaLand Mall Trust	1,162,700	1,625,640
Golden Agri-Resources Ltd.[b]	3,299,400	857,710
Hutchison Port Holdings Trust	2,654,400	1,260,840
Jardine Cycle & Carriage Ltd.	60,400	1,582,460
Keppel Corp. Ltd.[a]	674,700	2,379,677
Noble Group Ltd.[a]	2,264,400	493,195
Oversea-Chinese Banking Corp. Ltd.	899,700	5,006,410
SembCorp Industries Ltd.	479,700	845,954
Sembcorp Marine Ltd[a]	389,700	425,760
Singapore Press Holdings Ltd.[a]	457,600	1,144,563
Singapore Telecommunications Ltd.	1,289,700	3,180,529
Suntec REIT	1,109,700	1,231,874
United Overseas Bank Ltd.[a]	604,000	7,676,779
UOL Group Ltd.	194,700	766,051
Wilmar International Ltd.	899,700	1,801,549
Yangzijiang Shipbuilding Holdings Ltd.	914,700	597,675

		32,358,096
SPAIN — 3.91%
ACS Actividades de Construccion y Servicios SA	47,283	1,192,599
Banco Bilbao Vizcaya Argentaria SA	1,489,154	9,500,452
Banco Popular Espanol SA	301,832	809,634
Banco Santander SA	6,749,405	28,738,058
Bankia SA	2,136,609	2,113,092
CaixaBank SA	445,737	1,340,821
Enagas SA	63,923	1,846,782

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2016

Security	Shares	Value
Endesa SA	147,376	$2,832,952
Ferrovial SA	142,902	3,113,416
Gas Natural SDG SA	165,393	3,224,026
Iberdrola SA	2,528,453	17,641,159
Mapfre SA	529,278	1,179,200
Repsol SA	519,142	5,332,012
Telefonica SA	2,104,038	22,033,647
Zardoya Otis SA	49,585	519,902

		101,417,752
SWEDEN — 2.74%
Husqvarna AB Class B	187,062	1,184,551
ICA Gruppen AB	22,794	804,639
Industrivarden AB Class C	68,706	1,084,079
Nordea Bank AB	1,414,035	14,165,168
Sandvik AB	496,731	4,127,381
Skandinaviska Enskilda Banken AB Class A	705,654	6,772,672
Skanska AB Class B	177,576	3,410,722
SKF AB Class B	185,089	2,810,347
Svenska Handelsbanken AB Class A	696,354	8,713,612
Swedbank AB Class A	420,843	8,789,903
Tele2 AB Class B	150,879	1,248,388
Telefonaktiebolaget LM Ericsson Class B	1,411,934	12,415,212
TeliaSonera AB	1,207,035	5,676,969

		71,203,643
SWITZERLAND — 6.60%
ABB Ltd. Registered	1,021,079	17,508,767
Adecco SA Registered	76,788	4,683,795
Aryzta AG	40,794	1,859,249
Baloise Holding AG Registered	23,395	2,854,023
Credit Suisse Group AG Registered	834,712	14,663,364
Julius Baer Group Ltd.	37,194	1,569,941
Nestle SA Registered	517,428	37,974,514
Novartis AG Registered	370,307	28,369,784
Pargesa Holding SA Bearer	15,147	877,348
Sulzer AG Registered[a]	6,366	579,349
Swiss Life Holding AG Registered	14,847	3,761,559
Swiss Prime Site AG Registered	30,024	2,396,880
Swiss Re AG	163,476	15,124,701
Swisscom AG Registered	11,998	5,942,502
Syngenta AG Registered	43,194	15,846,020

Security	Shares	Value
Transocean Ltd.[a]	169,626	$1,726,638
Zurich Insurance Group AG	70,040	15,434,570

		171,173,004
UNITED KINGDOM — 22.56%
3i Group PLC	458,337	2,873,668
Aberdeen Asset Management PLC	433,140	1,514,518
Admiral Group PLC	98,235	2,472,004
Amec Foster Wheeler PLC	183,723	1,073,978
Anglo American PLC	657,060	2,585,944
Antofagasta PLC	128,082	690,764
AstraZeneca PLC	586,119	37,309,517
Aviva PLC	1,882,395	12,838,213
BAE Systems PLC	1,474,299	10,791,073
Barclays PLC	7,793,244	20,561,774
BG Group PLC	791,789	11,843,646
BHP Billiton PLC	985,692	9,457,453
BP PLC	8,495,352	45,322,523
British Land Co. PLC (The)	454,437	4,770,180
Centrica PLC	2,355,279	6,842,293
Cobham PLC	495,592	1,785,613
Direct Line Insurance Group PLC	645,708	3,431,099
G4S PLC	262,014	842,940
GKN PLC	402,993	1,593,748
GlaxoSmithKline PLC	2,257,494	46,080,455
Glencore PLC	5,701,458	7,236,712
Hammerson PLC	368,363	3,048,921
HSBC Holdings PLC	9,076,058	63,380,617
ICAP PLC	260,964	1,789,438
IMI PLC	116,852	1,333,496
Imperial Tobacco Group PLC	444,687	23,881,654
Intu Properties PLC	440,190	1,866,985
Investec PLC	171,876	1,082,255
J Sainsbury PLC	629,013	2,186,917
Kingfisher PLC	1,071,303	4,955,557
Land Securities Group PLC	185,373	2,879,320
Legal & General Group PLC	967,199	3,340,751
Lloyds Banking Group PLC	26,362,903	24,479,278
Marks & Spencer Group PLC	764,145	4,596,988
Meggitt PLC	366,399	1,888,724
Melrose Industries PLC	11	45
National Grid PLC	1,743,663	24,382,640
Old Mutual PLC	2,287,938	5,507,512
Pearson PLC	380,946	4,263,535
Petrofac Ltd.	123,132	1,382,456

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2016

Security	Shares	Value
Rexam PLC	332,505	$2,829,950
Rio Tinto PLC	583,119	14,177,426
Rolls-Royce Holdings PLC	854,550	6,727,595
Royal Bank of Scotland Group PLC[b]	1,573,562	5,640,511
Royal Dutch Shell PLC Class A	1,818,804	39,163,999
Royal Dutch Shell PLC Class B	1,136,434	24,519,002
Royal Mail PLC	395,946	2,579,094
RSA Insurance Group PLC	477,834	2,822,391
Segro PLC	350,952	2,184,956
Severn Trent PLC	75,438	2,342,423
Smiths Group PLC	187,473	2,509,054
SSE PLC	463,437	9,532,089
Standard Chartered PLC	1,520,779	10,160,530
Standard Life PLC	916,074	4,723,505
Tate & Lyle PLC	219,120	1,944,190
Vodafone Group PLC	12,317,685	39,121,235
Weir Group PLC (The)	98,105	1,203,751
William Hill PLC	413,643	2,282,468
Wm Morrison Supermarkets PLC	1,023,159	2,532,608

		585,161,981

TOTAL COMMON STOCKS
(Cost: $3,019,241,698)		2,565,505,395

PREFERRED STOCKS — 0.72%

GERMANY — 0.58%
Bayerische Motoren Werke AG	25,494	1,741,766
Porsche Automobil Holding SE	71,544	3,235,138
Volkswagen AG	86,841	10,044,995

		15,021,899

ITALY — 0.14%
Intesa Sanpaolo SpA	408,132	1,074,901
Telecom Italia SpA	2,755,369	2,464,165

		3,539,066

TOTAL PREFERRED STOCKS
(Cost: $26,837,298)		18,560,965

RIGHTS — 0.02%

SPAIN — 0.02%
ACS Actividades de Construccion y Servicios SAb	47,283	20,976
Iberdrola SAb	2,528,453	350,197

		371,173

TOTAL RIGHTS
(Cost: $370,630)		371,173

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.80%

MONEY MARKET FUNDS — 0.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[d,e,f]	19,243,872	$19,243,872
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[d,e,f]	1,012,820	1,012,820
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[d,e]	580,792	580,792

		20,837,484

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,837,484)		20,837,484

TOTAL INVESTMENTS IN SECURITIES — 100.44%
(Cost: $3,067,287,110)		2,605,275,017
Other Assets, Less Liabilities — (0.44)%		(11,306,284)

NET ASSETS — 100.00%		$2,593,968,733

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2016

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,143,392,301	$3,046,449,626
Affiliated (Note 2)	20,714,590	20,837,484

Total cost of investments	$2,164,106,891	$3,067,287,110

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,345,677,952	$2,584,437,533
Affiliated (Note 2)	20,714,590	20,837,484

Total fair value of investments	2,366,392,542	2,605,275,017
Foreign currency, at value[b]	2,123,152	3,710,449
Receivables:
Investment securities sold	691,226	636,417
Dividends and interest	1,712,220	3,785,723
Tax reclaims	2,529,084	1,709,756

Total Assets	2,373,448,224	2,615,117,362

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	20,547,220	20,256,692
Investment advisory fees (Note 2)	802,625	891,937

Total Liabilities	21,349,845	21,148,629

NET ASSETS	$2,352,098,379	$2,593,968,733

Net assets consist of:
Paid-in capital	$2,654,973,144	$3,365,405,438
Distributions in excess of net investment income	(2,247,186)	(3,609,194)
Accumulated net realized loss	(502,624,718)	(305,556,944)
Net unrealized appreciation (depreciation)	201,997,139	(462,270,567)

NET ASSETS	$2,352,098,379	$2,593,968,733

Shares outstanding[c]	37,200,000	60,400,000

Net asset value per share	$63.23	$42.95

[a]	Securities on loan with values of $19,544,519 and $18,980,794, respectively. See Note 1.
[b]	Cost of foreign currency: $2,138,357 and $3,749,367, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2016

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$13,936,429	$36,788,317
Interest — affiliated (Note 2)	655	963
Securities lending income — affiliated — net (Note 2)	275,824	197,180

Total investment income	14,212,908	36,986,460

EXPENSES
Investment advisory fees (Note 2)	4,216,605	5,490,268

Total expenses	4,216,605	5,490,268

Net investment income	9,996,303	31,496,192

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(27,319,587)	(38,689,049)
In-kind redemptions — unaffiliated	8,745,090	—
Foreign currency transactions	(208,206)	(535,913)

Net realized loss	(18,782,703)	(39,224,962)

Net change in unrealized appreciation/depreciation on:
Investments	(260,034,796)	(550,035,006)
Translation of assets and liabilities in foreign currencies	(170,475)	(191,136)

Net change in unrealized appreciation/depreciation	(260,205,271)	(550,226,142)

Net realized and unrealized loss	(278,987,974)	(589,451,104)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(268,991,671)	$(557,954,912)

[a]	Net of foreign withholding tax of $848,782 and $2,170,554, respectively.

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Growth ETF		iShares MSCI EAFE Value ETF
	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,996,303	$35,676,434	$31,496,192	$92,143,651
Net realized gain (loss)	(18,782,703)	6,750,776	(39,224,962)	36,062,885
Net change in unrealized appreciation/depreciation	(260,205,271)	16,018,133	(550,226,142)	(235,883,849)

Net increase (decrease) in net assets resulting from operations	(268,991,671)	58,445,343	(557,954,912)	(107,677,313)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,618,627)	(36,999,026)	(28,642,832)	(98,045,386)

Total distributions to shareholders	(9,618,627)	(36,999,026)	(28,642,832)	(98,045,386)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	628,084,004	364,849,170	227,146,632	426,061,332
Cost of shares redeemed	(25,990,741)	(53,950,606)	—	(22,445,110)

Net increase in net assets from capital share transactions	602,093,263	310,898,564	227,146,632	403,616,222

INCREASE (DECREASE) IN NET ASSETS	323,482,965	332,344,881	(359,451,112)	197,893,523

NET ASSETS
Beginning of period	2,028,615,414	1,696,270,533	2,953,419,845	2,755,526,322

End of period	$2,352,098,379	$2,028,615,414	$2,593,968,733	$2,953,419,845

Distributions in excess of net investment income included in net assets at end of period	$(2,247,186)	$(2,624,862)	$(3,609,194)	$(6,462,554)

SHARES ISSUED AND REDEEMED
Shares sold	9,200,000	5,200,000	4,800,000	8,000,000
Shares redeemed	(400,000)	(800,000)	—	(400,000)

Net increase in shares outstanding	8,800,000	4,400,000	4,800,000	7,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$71.43	$70.68	$64.49	$54.16	$62.20	$52.90

Income from investment operations:
Net investment income[a]	0.32	1.40	1.45	1.31	1.24	1.20
Net realized and unrealized gain (loss)[b]	(8.26)	0.72	6.28	10.37	(7.90)	9.32

Total from investment operations	(7.94)	2.12	7.73	11.68	(6.66)	10.52

Less distributions from:
Net investment income	(0.26)	(1.37)	(1.54)	(1.35)	(1.38)	(1.22)

Total distributions	(0.26)	(1.37)	(1.54)	(1.35)	(1.38)	(1.22)

Net asset value, end of period	$63.23	$71.43	$70.68	$64.49	$54.16	$62.20

Total return	(11.13)%[c]	3.06%	11.99%	21.74%	(10.59)%	19.95%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,352,098	$2,028,615	$1,696,271	$1,522,005	$1,213,111	$1,418,227
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	0.95%	2.01%	2.08%	2.16%	2.29%	2.00%
Portfolio turnover rate[e]	13%	25%	27%	26%	26%	27%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$53.12	$57.41	$51.00	$42.45	$50.84	$46.39

Income from investment operations:
Net investment income[a]	0.55	1.83	2.66	1.80	1.90	1.86
Net realized and unrealized gain (loss)[b]	(10.23)	(4.25)	6.26	8.44	(8.33)	4.50

Total from investment operations	(9.68)	(2.42)	8.92	10.24	(6.43)	6.36

Less distributions from:
Net investment income	(0.49)	(1.87)	(2.51)	(1.69)	(1.96)	(1.91)

Total distributions	(0.49)	(1.87)	(2.51)	(1.69)	(1.96)	(1.91)

Net asset value, end of period	$42.95	$53.12	$57.41	$51.00	$42.45	$50.84

Total return	(18.29)%[c]	(4.16)%	17.56%	24.39%	(12.52)%	13.77%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,593,969	$2,953,420	$2,755,526	$2,040,181	$1,222,465	$1,403,312
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	2.30%	3.40%	4.72%	3.69%	4.33%	3.63%
Portfolio turnover rate[e]	12%	25%	29%	27%	27%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI EAFE Growth	Diversified
MSCI EAFE Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI EAFE Growth
Investments:
Assets:
Common Stocks	$2,336,623,034	$—	$—	$2,336,623,034
Preferred Stocks	8,710,072	—	—	8,710,072
Rights	344,846	—	—	344,846
Money Market Funds	20,714,590	—	—	20,714,590

Total	$2,366,392,542	$—	$—	$2,366,392,542

MSCI EAFE Value
Investments:
Assets:
Common Stocks	$2,565,505,389	$—	$6	$2,565,505,395
Preferred Stocks	18,560,965	—	—	18,560,965
Rights	20,976	350,197	—	371,173
Money Market Funds	20,837,484	—	—	20,837,484

Total	$2,604,924,814	$350,197	$6	$2,605,275,017

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI EAFE Growth
Barclays Capital Inc.	$27,302	$27,302	$—
Citigroup Global Markets Inc.	1,277,965	1,277,965	—
Credit Suisse Securities (USA) LLC	248,217	248,217	—
Deutsche Bank Securities Inc.	689,325	689,325	—
Goldman Sachs & Co.	6,218,692	6,218,692	—
HSBC Bank PLC	166,082	166,082	—
Jefferies LLC	226,644	226,644	—
JPMorgan Clearing Corp.	565,397	565,397	—
Macquarie Capital (USA) Inc.	607,271	607,271	—
Merrill Lynch, Pierce, Fenner & Smith	2,478,588	2,478,588	—
Morgan Stanley & Co. LLC	884,068	884,068	—
Nomura Securities International Inc.	137,567	137,567	—
Scotia Capital (USA) Inc.	10,749	10,749	—
SG Americas Securities LLC	98,087	98,087	—
State Street Bank & Trust Company	26,986	26,986	—
UBS Securities LLC	2,063,972	2,063,972	—
Wells Fargo Securities LLC	3,817,607	3,817,607	—

	$19,544,519	$19,544,519	$—

MSCI EAFE Value
Citigroup Global Markets Inc.	$407,945	$407,945	$—
Credit Suisse Securities (USA) LLC	1,182,640	1,182,640	—
Deutsche Bank Securities Inc.	649,899	649,899	—
Goldman Sachs & Co.	1,935,042	1,935,042	—
JPMorgan Clearing Corp.	77,069	77,069	—
Merrill Lynch, Pierce, Fenner & Smith	7,525,311	7,525,311	—
Morgan Stanley & Co. LLC	6,761,640	6,761,640	—
State Street Bank & Trust Company	154,478	154,478	—
UBS Securities LLC	286,770	286,770	—

	$18,980,794	$18,980,794	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of the Fund.

For its investment advisory services to the iShares MSCI EAFE Value ETF, BFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets
0.40%	First $3 billion
0.38	Over $3 billion, up to and including $4.5 billion
0.36	Over $4.5 billion, up to and including $6 billion
0.34	Over $6 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI EAFE Growth	$70,230
MSCI EAFE Value	47,110

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cross trades for the six months ended January 31, 2016, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2016 were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE Growth	$275,371,731	$266,201,274
MSCI EAFE Value	359,816,113	334,554,957

In-kind transactions (see Note 4) for the six months ended January 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI EAFE Growth	$616,450,285	$25,568,991
MSCI EAFE Value	204,136,027	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI EAFE Growth	$91,696,424	$2,756,980	$19,510,202	$255,395,852	$90,854,597	$460,214,055
MSCI EAFE Value	—	—	—	92,388,956	84,394,874	176,783,830

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Growth	$2,177,718,802	$315,643,902	$(126,970,162)	$188,673,740
MSCI EAFE Value	3,164,541,132	114,880,482	(674,146,597)	(559,266,115)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI EAFE Growth	$0.260790	$—	$0.003458	$0.264248	99%	—%	1%	100%
MSCI EAFE Value	0.474731	—	0.012392	0.487123	97	—	3	100

NOTES TO FINANCIAL STATEMENTS	37

Notes:

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-702-0116

JANUARY 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Adaptive Currency Hedged MSCI EAFE ETF | DEFA | BATS
➢	iShares Currency Hedged MSCI ACWI ETF | HACW | NYSE Arca
➢	iShares Currency Hedged MSCI ACWI ex U.S. ETF | HAWX | NYSE Arca
➢	iShares Currency Hedged MSCI EAFE ETF | HEFA | NYSE Arca
➢	iShares Currency Hedged MSCI EAFE Small-Cap ETF | HSCZ | NYSE Arca
➢	iShares MSCI ACWI ETF | ACWI | NASDAQ
➢	iShares MSCI ACWI ex U.S. ETF | ACWX | NASDAQ
➢	iShares MSCI EAFE ETF | EFA | NYSE Arca
➢	iShares MSCI EAFE Small-Cap ETF | SCZ | NASDAQ

Fund Performance Overview

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

Performance as of January 31, 2016

The iShares Adaptive Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities in Europe, Australasia, and the Far East while dynamically hedging currency risk for a U.S. dollar based investor, as represented by the MSCI EAFE® Adaptive Hedge to USD Index (the “Index”).

The Index applies a methodology, based on a hedge ratio as calculated by MSCI Inc., that sells the total value or a portion of the total value of each non-U.S. dollar currency in which the constituent securities are denominated in the form of a one-month currency contract to create a “hedge” against fluctuations in the relative value of the currencies in relation to the U.S. dollar. The hedge ratio is based on four commonly used indicators for measuring currency risk. The overall effect, since the four indicators are equally weighted, is that each foreign currency represented by constituent weights in the Index can be unhedged, 25% hedged, 50% hedged, 75% hedged or fully hedged relative to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF. For the period from January 5, 2016 (inception date of the Fund) through January 31, 2016, the total return for the Fund was -3.38%, net of fees, while the total return for the Index was -3.91%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(3.38)%	(4.73)%	(3.91)%

The inception date of the Fund was 1/5/16. The first day of secondary market trading was 1/7/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (1/5/16) [a]	Ending Account Value (1/31/16)	Expenses Paid During Period [b,c]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [b,c]	Annualized Expense Ratio [b]
$1,000.00	$966.20	$0.03	$1,000.00	$1,024.90	$0.20	0.04%

[a]	The beginning of the period (commencement of operations) is January 5, 2016.
[b]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[c]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (26 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

ALLOCATION BY SECTOR1 As of 1/31/16

Sector	Percentage of Total Investments [2]

Financials	24.39%
Consumer Discretionary	13.19
Industrials	12.73
Consumer Staples	12.70
Health Care	11.94
Materials	6.11
Information Technology	5.17
Telecommunication Services	5.11
Energy	4.74
Utilities	3.92

TOTAL	100.00%

TEN LARGEST COUNTRIES1 As of 1/31/16

Country	Percentage of Total Investments [2]

Japan	23.17%
United Kingdom	19.61
France	9.92
Switzerland	9.40
Germany	8.93
Australia	6.75
Spain	3.16
Netherlands	3.14
Hong Kong	3.03
Sweden	2.84

TOTAL	89.95%

[1]	Table shown is for the iShares MSCI EAFE ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

Performance as of January 31, 2016

The iShares Currency Hedged MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging equities while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI ACWI 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI ACWI ETF. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -9.21%, net of fees, while the total return for the Index was -9.76%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(7.27)%	0.04%	(8.14)%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$907.90	$0.14	$1,000.00	$1,025.00	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

ALLOCATION BY SECTOR1 As of 1/31/16

Sector	Percentage of Total Investments [2]

Financials	20.05%
Information Technology	14.98
Consumer Discretionary	12.95
Health Care	12.51
Consumer Staples	10.84
Industrials	10.64
Energy	6.40
Materials	4.14
Telecommunication Services	4.09
Utilities	3.40

TOTAL	100.00%

TEN LARGEST COUNTRIES1 As of 1/31/16

Country	Percentage of Total Investments [2]

United States	52.85%
Japan	7.85
United Kingdom	6.70
France	3.37
Switzerland	3.26
Germany	3.10
Canada	2.87
China	2.40
Australia	2.30
South Korea	1.57

TOTAL	86.27%

[1]	Table shown is for the iShares MSCI ACWI ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

Performance as of January 31, 2016

The iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging equities, excluding the U.S., while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI ACWI ex USA 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI ACWI ex U.S. ETF. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -11.44%, net of fees, while the total return for the Index was -11.86%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(9.58)%	(2.63)%	(10.72)%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$885.60	$0.14	$1,000.00	$1,025.00	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

ALLOCATION BY SECTOR1 As of 1/31/16

Sector	Percentage of Total Investments [2]

Financials	25.76%
Consumer Discretionary	11.91
Consumer Staples	11.59
Industrials	11.19
Health Care	9.72
Information Technology	8.17
Energy	6.33
Materials	6.21
Telecommunication Services	5.49
Utilities	3.63

TOTAL	100.00%

TEN LARGEST COUNTRIES1 As of 1/31/16

Country	Percentage of Total Investments [2]

Japan	17.04%
United Kingdom	14.42
France	7.24
Switzerland	6.87
Germany	6.58
Canada	6.18
China	5.11
Australia	4.91
South Korea	3.25
Taiwan	2.62

TOTAL	74.22%

[1]	Table shown is for the iShares MSCI ACWI ex U.S. ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

Performance as of January 31, 2016

The iShares Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities in Europe, Australasia, and the Far East while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE® 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -11.27%, net of fees, while the total return for the Index was -11.79%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.48)%	(2.71)%	(3.67)%	(2.48)%	(2.71)%	(3.67)%
Since Inception	4.61%	4.60%	4.07%	9.44%	9.43%	8.30%

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$887.30	$0.14	$1,000.00	$1,025.00	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

ALLOCATION BY SECTOR1 As of 1/31/16

Sector	Percentage of Total Investments [2]

Financials	24.39%
Consumer Discretionary	13.19
Industrials	12.73
Consumer Staples	12.70
Health Care	11.94
Materials	6.11
Information Technology	5.17
Telecommunication Services	5.11
Energy	4.74
Utilities	3.92

TOTAL	100.00%

TEN LARGEST COUNTRIES1 As of 1/31/16

Country	Percentage of Total Investments [2]

Japan	23.17%
United Kingdom	19.61
France	9.92
Switzerland	9.40
Germany	8.93
Australia	6.75
Spain	3.16
Netherlands	3.14
Hong Kong	3.03
Sweden	2.84

TOTAL	89.95%

[1]	Table shown is for the iShares MSCI EAFE ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

Performance as of January 31, 2016

The iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small capitalization developed market equities, excluding the U.S. and Canada, while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE Small-Cap 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE Small-Cap ETF. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -6.05%, net of fees, while the total return for the Index was -6.56%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(2.97)%	(2.93)%	(4.31)%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$939.50	$0.15	$1,000.00	$1,025.00	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

ALLOCATION BY SECTOR1 As of 1/31/16

Sector	Percentage of Total Investments [2]

Financials	22.42%
Industrials	22.37
Consumer Discretionary	17.25
Information Technology	9.67
Materials	7.87
Health Care	7.75
Consumer Staples	7.14
Energy	2.33
Telecommunication Services	1.58
Utilities	1.49
Investment Companies	0.13

TOTAL	100.00%

TEN LARGEST COUNTRIES1 As of 1/31/16

Country	Percentage of Total Investments [2]

Japan	30.66%
United Kingdom	20.03
Germany	6.05
Australia	5.62
Sweden	5.03
Switzerland	4.21
France	4.12
Italy	3.85
Spain	2.51
Hong Kong	2.37

TOTAL	84.45%

[1]	Table shown is for the iShares MSCI EAFE Small-Cap ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI ETF

Performance as of January 31, 2016

The iShares MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market equities, as represented by the MSCI ACWI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -11.11%, net of fees, while the total return for the Index was -11.40%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.69)%	(6.10)%	(6.80)%	(6.69)%	(6.10)%	(6.80)%
5 Years	4.58%	4.62%	4.45%	25.11%	25.31%	24.32%
Since Inception	2.68%	2.72%	2.51%	23.09%	23.48%	21.46%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$888.90	$1.57	$1,000.00	$1,023.50	$1.68	0.33%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

ALLOCATION BY SECTOR As of 1/31/16

Sector	Percentage of Total Investments*

Financials	20.05%
Information Technology	14.98
Consumer Discretionary	12.95
Health Care	12.51
Consumer Staples	10.84
Industrials	10.64
Energy	6.40
Materials	4.14
Telecommunication Services	4.09
Utilities	3.40

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 1/31/16

Country	Percentage of Total Investments*

United States	52.85%
Japan	7.85
United Kingdom	6.70
France	3.37
Switzerland	3.26
Germany	3.10
Canada	2.87
China	2.40
Australia	2.30
South Korea	1.57

TOTAL	86.27%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® MSCI ACWI ex U.S. ETF

Performance as of January 31, 2016

The iShares MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -15.25%, net of fees, while the total return for the Index was -15.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(11.92)%	(10.70)%	(11.95)%	(11.92)%	(10.70)%	(11.95)%
5 Years	(0.71)%	(0.61)%	(0.55)%	(3.52)%	(3.00)%	(2.72)%
Since Inception	(1.36)%	(1.28)%	(0.96)%	(10.21)%	(9.60)%	(7.31)%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$847.50	$1.53	$1,000.00	$1,023.50	$1.68	0.33%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

ALLOCATION BY SECTOR As of 1/31/16

Sector	Percentage of Total Investments*
Financials	25.76%
Consumer Discretionary	11.91
Consumer Staples	11.59
Industrials	11.19
Health Care	9.72
Information Technology	8.17
Energy	6.33
Materials	6.21
Telecommunication Services	5.49
Utilities	3.63

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 1/31/16

Country	Percentage of Total Investments*
Japan	17.04%
United Kingdom	14.42
France	7.24
Switzerland	6.87
Germany	6.58
Canada	6.18
China	5.11
Australia	4.91
South Korea	3.25
Taiwan	2.62

TOTAL	74.22%

*	Excludes money market funds.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE ETF

Performance as of January 31, 2016

The iShares MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -14.62%, net of fees, while the total return for the Index was -14.58%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(8.49)%	(7.07)%	(8.43)%	(8.49)%	(7.07)%	(8.43)%
5 Years	1.49%	1.69%	1.59%	7.69%	8.76%	8.18%
10 Years	1.56%	1.60%	1.65%	16.71%	17.23%	17.81%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$853.80	$1.54	$1,000.00	$1,023.50	$1.68	0.33%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

ALLOCATION BY SECTOR As of 1/31/16

Sector	Percentage of Total Investments*

Financials	24.39%
Consumer Discretionary	13.19
Industrials	12.73
Consumer Staples	12.70
Health Care	11.94
Materials	6.11
Information Technology	5.17
Telecommunication Services	5.11
Energy	4.74
Utilities	3.92

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 1/31/16

Country	Percentage of Total Investments*

Japan	23.17%
United Kingdom	19.61
France	9.92
Switzerland	9.40
Germany	8.93
Australia	6.75
Spain	3.16
Netherlands	3.14
Hong Kong	3.03
Sweden	2.84

TOTAL	89.95%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview

iSHARES® MSCI EAFE SMALL-CAP ETF

Performance as of January 31, 2016

The iShares MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -9.15%, net of fees, while the total return for the Index was -9.10%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.53%	1.94%	0.81%	0.53%	1.94%	0.81%
5 Years	4.60%	4.78%	4.43%	25.20%	26.27%	24.20%
Since Inception	1.53%	1.65%	1.67%	13.14%	14.29%	14.43%

The inception date of the Fund was 12/10/07. The first day of secondary market trading was 12/12/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$908.50	$1.92	$1,000.00	$1,023.10	$2.03	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

ALLOCATION BY SECTOR As of 1/31/16

Sector	Percentage of Total Investments*

Financials	22.42%
Industrials	22.37
Consumer Discretionary	17.25
Information Technology	9.67
Materials	7.87
Health Care	7.75
Consumer Staples	7.14
Energy	2.33
Telecommunication Services	1.58
Utilities	1.49
Investment Companies	0.13

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 1/31/16

Country	Percentage of Total Investments*

Japan	30.66%
United Kingdom	20.03
Germany	6.05
Australia	5.62
Sweden	5.03
Switzerland	4.21
France	4.12
Italy	3.85
Spain	2.51
Hong Kong	2.37

TOTAL	84.45%

*	Excludes money market funds.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2015 (or commencement of operations, as applicable) and held through January 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	19

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.78%

EXCHANGE-TRADED FUNDS — 99.78%
iShares MSCI EAFE ETF[a]	42,218	$2,342,255

		2,342,255

TOTAL INVESTMENT COMPANIES
(Cost: $2,436,855)		2,342,255

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,b]	1,324	1,324

		1,324

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,324)		1,324

TOTAL INVESTMENTS IN SECURITIES — 99.84%
(Cost: $2,438,179)		2,343,579
Other Assets, Less Liabilities — 0.16%		3,784

NET ASSETS — 100.00%		$2,347,363

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of January 31, 2016 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
AUD	5,000.00	USD	3,533.02	02/03/2016	BNP	$5
DKK	3,000.00	USD	433.80	02/03/2016	BNP	2
EUR	8,000.00	USD	8,628.88	02/03/2016	BNP	38
HKD	289,000.00	USD	37,090.46	02/03/2016	BNP	52
NOK	59,000.00	USD	6,785.05	02/03/2016	BNP	11
NOK	2,000.00	USD	223.69	02/03/2016	BNP	7
NZD	3,000.00	USD	1,941.00	02/03/2016	BNP	2
SGD	1,000.00	USD	695.87	02/03/2016	BNP	6
USD	85,852.68	AUD	120,000.00	02/03/2016	BNP	927
USD	176,601.14	CHF	178,000.00	02/03/2016	BNP	2,826
USD	362,376.17	GBP	247,000.00	02/03/2016	BNP	10,426
USD	38,322.56	HKD	297,000.00	02/03/2016	BNP	152
USD	8,653.43	ILS	34,000.00	02/03/2016	BNP	69
USD	148,257.53	JPY	17,641,000.00	02/03/2016	BNP	2,540
USD	2,008.24	NZD	3,000.00	02/03/2016	BNP	65
USD	1,941.00	NZD	3,000.00	02/03/2016	BNP	2
DKK	91,000.00	USD	13,215.91	03/03/2016	BNP	4
EUR	18,000.00	USD	19,506.06	03/03/2016	BNP	7
GBP	7,000.00	USD	9,930.66	03/03/2016	BNP	44
JPY	1,259,000.00	USD	10,400.60	03/03/2016	BNP	5
NOK	3,000.00	USD	344.41	03/03/2016	BNP	1
USD	81,371.82	AUD	115,000.00	03/03/2016	BNP	97
USD	170,495.30	CHF	174,000.00	03/03/2016	BNP	435
USD	35,685.19	DKK	244,000.00	03/03/2016	BNP	238

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	368,808.70	EUR	338,000.00	03/03/2016	BNP	$2,392
USD	345,797.91	GBP	242,000.00	03/03/2016	BNP	959
USD	8,362.67	ILS	33,000.00	03/03/2016	BNP	25
USD	141,542.43	JPY	17,118,000.00	03/03/2016	BNP	70
USD	1,946.53	NZD	3,000.00	03/03/2016	BNP	7
USD	33,748.73	SEK	289,000.00	03/03/2016	BNP	51

						21,465

AUD	115,000.00	USD	81,485.32	02/03/2016	BNP	(98)
CHF	4,000.00	USD	3,976.15	02/03/2016	BNP	(71)
CHF	174,000.00	USD	170,310.56	02/03/2016	BNP	(441)
DKK	244,000.00	USD	35,658.31	02/03/2016	BNP	(239)
EUR	338,000.00	USD	368,563.31	02/03/2016	BNP	(2,399)
GBP	5,000.00	USD	7,316.70	02/03/2016	BNP	(192)
GBP	242,000.00	USD	345,793.80	02/03/2016	BNP	(968)
HKD	8,000.00	USD	1,032.16	02/03/2016	BNP	(4)
ILS	1,000.00	USD	254.00	02/03/2016	BNP	(2)
ILS	33,000.00	USD	8,356.90	02/03/2016	BNP	(25)
JPY	17,118,000.00	USD	141,473.30	02/03/2016	BNP	(76)
JPY	523,000.00	USD	4,415.23	02/03/2016	BNP	(95)
NZD	3,000.00	USD	1,950.00	02/03/2016	BNP	(7)
SEK	10,000.00	USD	1,166.47	02/03/2016	BNP	(1)
SEK	289,000.00	USD	33,719.71	02/03/2016	BNP	(51)
SGD	21,000.00	USD	14,741.70	02/03/2016	BNP	(1)
USD	35,612.95	DKK	247,000.00	02/03/2016	BNP	(242)
USD	372,208.46	EUR	346,000.00	02/03/2016	BNP	(2,622)
USD	6,845.96	NOK	61,000.00	02/03/2016	BNP	(180)
USD	34,794.36	SEK	299,000.00	02/03/2016	BNP	(39)
USD	15,415.72	SGD	22,000.00	02/03/2016	BNP	(27)
AUD	5,000.00	USD	3,535.99	03/03/2016	BNP	(2)
CHF	64,000.00	USD	62,616.73	03/03/2016	BNP	(66)
ILS	2,000.00	USD	505.57	03/03/2016	BNP	(1)
SEK	150,000.00	USD	17,510.17	03/03/2016	BNP	(20)
SGD	11,000.00	USD	7,720.92	03/03/2016	BNP	(4)
USD	30,705.75	HKD	239,000.00	03/03/2016	BNP	(13)
USD	37,088.05	HKD	289,000.00	03/03/2016	BNP	(57)
USD	6,783.54	NOK	59,000.00	03/03/2016	BNP	(10)
USD	14,732.36	SGD	21,000.00	03/03/2016	BNP	(1)

						(7,954)

	Net unrealized appreciation					$13,511

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.65%

EXCHANGE-TRADED FUNDS — 99.65%
iShares MSCI ACWI ETF[a]	41,628	$2,200,456

		2,200,456

TOTAL INVESTMENT COMPANIES
(Cost: $2,466,540)		2,200,456

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,b]	1,143	1,143

		1,143

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,143)		1,143

TOTAL INVESTMENTS IN SECURITIES — 99.70%
(Cost: $2,467,683)		2,201,599
Other Assets, Less Liabilities — 0.30%		6,672

NET ASSETS — 100.00%		$2,208,271

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of January 31, 2016 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
BRL	49,000	USD	11,953	02/03/2016	CITI	$295
CAD	90,000	USD	64,218	02/03/2016	CITI	27
HKD	595,000	USD	76,354	02/03/2016	CITI	116
INR	1,285,000	USD	18,842	02/03/2016	CITI	85
KRW	51,563,000	USD	42,720	02/03/2016	CITI	244
MXN	479,000	USD	26,321	02/03/2016	CITI	89
NOK	1,000	USD	113	02/03/2016	CITI	2
NZD	2,000	USD	1,292	02/03/2016	CITI	1
RUB	460,000	USD	5,997	02/03/2016	CITI	95
TRY	9,000	USD	3,024	02/03/2016	CITI	19
TWD	1,279,000	USD	38,122	02/03/2016	CITI	225
USD	55,252	AUD	76,000	02/03/2016	CITI	1,465
USD	65,518	CAD	91,000	02/03/2016	CITI	560
USD	77,928	CHF	77,000	02/03/2016	CITI	2,755
USD	15,368	DKK	105,000	02/03/2016	CITI	126
USD	262,503	EUR	240,000	02/03/2016	CITI	2,505
USD	161,729	GBP	109,000	02/03/2016	CITI	6,414
USD	77,563	HKD	601,000	02/03/2016	CITI	321
USD	5,384	ILS	21,000	02/03/2016	CITI	82
USD	19,378	INR	1,292,000	02/03/2016	CITI	348
USD	100	JPY	12,000	02/03/2016	BNP	1
USD	194,586	JPY	23,444,000	02/03/2016	CITI	935

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	44,766	KRW	52,789,000	02/03/2016	CITI	$781
USD	14,037	MXN	244,000	02/03/2016	CITI	585
USD	1,363	NZD	2,000	02/03/2016	CITI	68
USD	6,529	RUB	483,000	02/03/2016	CITI	132
USD	24,219	SEK	204,000	02/03/2016	CITI	453
USD	9,880	SGD	14,000	02/03/2016	CITI	53
USD	3,384	TRY	10,000	02/03/2016	CITI	2
USD	39,601	TWD	1,311,000	02/03/2016	CITI	294
USD	15,782	ZAR	247,000	02/03/2016	CITI	236
ZAR	237,000	USD	14,639	02/03/2016	CITI	277
AUD	6,000	USD	4,238	03/03/2016	CITI	2
BRL	5,000	USD	1,234	03/03/2016	CITI	5
CAD	6,000	USD	4,264	03/03/2016	CITI	19
CHF	4,000	USD	3,908	03/03/2016	CITI	1
DKK	5,000	USD	726	03/03/2016	CITI	1
EUR	18,000	USD	19,493	03/03/2016	CITI	20
GBP	5,000	USD	7,093	03/03/2016	CITI	32
HKD	81,000	USD	10,410	03/03/2016	CITI	1
ILS	1,000	USD	253	03/03/2016	CITI	1
MXN	5,000	USD	275	03/03/2016	CITI	—
NOK	3,000	USD	344	03/03/2016	CITI	2
SEK	2,000	USD	233	03/03/2016	CITI	—
USD	53,955	AUD	76,000	03/03/2016	CITI	243
USD	74,108	CHF	75,000	03/03/2016	CITI	806
USD	15,239	DKK	104,000	03/03/2016	CITI	130
USD	249,516	EUR	228,000	03/03/2016	CITI	2,347
USD	151,921	GBP	106,000	03/03/2016	CITI	876
USD	5,317	ILS	21,000	03/03/2016	CITI	11
USD	18,841	INR	1,285,000	03/03/2016	CITI	3
USD	101	JPY	12,000	03/03/2016	BNP	2
USD	189,747	JPY	22,551,000	03/03/2016	CITI	3,373
USD	42,677	KRW	51,563,000	03/03/2016	CITI	47
USD	220	MXN	4,000	03/03/2016	CITI	—
USD	4,525	NOK	39,000	03/03/2016	CITI	34
USD	1,294	NZD	2,000	03/03/2016	CITI	1
USD	22,698	SEK	193,000	03/03/2016	CITI	193
USD	9,823	SGD	14,000	03/03/2016	CITI	2
ZAR	16,000	USD	1,001	03/03/2016	CITI	1

						27,744

AUD	76,000	USD	54,031	02/03/2016	CITI	(245)
BRL	3,000	USD	750	02/03/2016	CITI	—
CAD	1,000	USD	723	02/03/2016	CITI	(9)
CHF	77,000	USD	76,031	02/03/2016	CITI	(858)
DKK	105,000	USD	15,374	02/03/2016	CITI	(132)
EUR	240,000	USD	262,400	02/03/2016	CITI	(2,402)
GBP	109,000	USD	156,343	02/03/2016	CITI	(1,029)
HKD	6,000	USD	774	02/03/2016	CITI	(3)
ILS	21,000	USD	5,314	02/03/2016	CITI	(12)
INR	7,000	USD	105	02/03/2016	CITI	(2)
JPY	12,000	USD	101	02/03/2016	BNP	(2)
JPY	23,444,000	USD	197,097	02/03/2016	CITI	(3,446)
KRW	1,226,000	USD	1,043	02/03/2016	CITI	(22)
MXN	9,000	USD	520	02/03/2016	CITI	(24)
NOK	39,000	USD	4,526	02/03/2016	CITI	(34)
NZD	2,000	USD	1,296	02/03/2016	CITI	(1)
RUB	23,000	USD	315	02/03/2016	CITI	(10)
SEK	204,000	USD	23,985	02/03/2016	CITI	(219)

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

January 31, 2016

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
SGD	14,000	USD	9,831	02/03/2016	CITI	$(4)
TRY	1,000	USD	340	02/03/2016	CITI	(2)
TWD	32,000	USD	971	02/03/2016	CITI	(11)
USD	12,897	BRL	52,000	02/03/2016	CITI	(100)
USD	13,430	MXN	244,000	02/03/2016	CITI	(22)
USD	4,534	NOK	40,000	02/03/2016	CITI	(73)
ZAR	10,000	USD	643	02/03/2016	CITI	(13)
INR	72,000	USD	1,056	03/03/2016	CITI	(1)
JPY	2,161,000	USD	17,860	03/03/2016	CITI	(1)
KRW	1,826,000	USD	1,510	03/03/2016	CITI	(1)
RUB	13,000	USD	172	03/03/2016	CITI	(1)
SEK	11,000	USD	1,284	03/03/2016	CITI	(1)
SGD	2,000	USD	1,404	03/03/2016	CITI	(1)
TWD	55,000	USD	1,642	03/03/2016	CITI	(1)
USD	707	AUD	1,000	03/03/2016	CITI	(1)
USD	11,855	BRL	49,000	03/03/2016	CITI	(287)
USD	66,355	CAD	93,000	03/03/2016	CITI	(31)
USD	77,379	HKD	603,000	03/03/2016	CITI	(123)
USD	132	INR	9,000	03/03/2016	CITI	(1)
USD	355	JPY	43,000	03/03/2016	CITI	(1)
USD	423	KRW	513,000	03/03/2016	CITI	(1)
USD	12,863	MXN	235,000	03/03/2016	CITI	(67)
USD	6,093	RUB	471,000	03/03/2016	CITI	(98)
USD	701	SGD	1,000	03/03/2016	CITI	(1)
USD	3,000	TRY	9,000	03/03/2016	CITI	(18)
USD	38,649	TWD	1,302,000	03/03/2016	CITI	(216)
USD	15,056	ZAR	245,000	03/03/2016	CITI	(280)

						(9,807)

	Net unrealized appreciation					$17,937

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A.

Currency Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.31%

EXCHANGE-TRADED FUNDS — 99.31%
iShares MSCI ACWI ex U.S. ETF[a]	56,314	$2,106,707

		2,106,707

TOTAL INVESTMENT COMPANIES
(Cost: $2,477,395)		2,106,707

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,b]	871	871

		871

TOTAL SHORT-TERM INVESTMENTS
(Cost: $871)		871

TOTAL INVESTMENTS IN SECURITIES — 99.35%
(Cost: $2,478,266)		2,107,578
Other Assets, Less Liabilities — 0.65%		13,852

NET ASSETS — 100.00%		$2,121,430

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of January 31, 2016 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
BRL	99,000	USD	24,150	02/03/2016	CITI	$595
CAD	184,000	USD	131,289	02/03/2016	CITI	55
HKD	1,211,000	USD	155,403	02/03/2016	CITI	237
INR	2,617,000	USD	38,372	02/03/2016	CITI	174
KRW	104,989,000	USD	86,983	02/03/2016	CITI	497
MXN	988,000	USD	54,291	02/03/2016	CITI	181
NOK	4,000	USD	452	02/03/2016	CITI	9
RUB	936,000	USD	12,203	02/03/2016	CITI	193
TRY	19,000	USD	6,384	02/03/2016	CITI	41
TWD	2,603,000	USD	77,586	02/03/2016	CITI	459
USD	111,957	AUD	154,000	02/03/2016	CITI	2,968
USD	135,356	CAD	188,000	02/03/2016	CITI	1,156
USD	161,928	CHF	160,000	02/03/2016	CITI	5,725
USD	31,324	DKK	214,000	02/03/2016	CITI	259
USD	547,975	EUR	501,000	02/03/2016	CITI	5,229
USD	335,327	GBP	226,000	02/03/2016	CITI	13,300
USD	161,707	HKD	1,253,000	02/03/2016	CITI	670
USD	11,024	ILS	43,000	02/03/2016	CITI	167
USD	39,640	INR	2,643,000	02/03/2016	CITI	710
USD	406,220	JPY	48,942,000	02/03/2016	CITI	1,951
USD	93,432	KRW	110,176,000	02/03/2016	CITI	1,629

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	29,283	MXN	509,000	02/03/2016	CITI	$1,220
USD	2,727	NZD	4,000	02/03/2016	CITI	137
USD	13,557	RUB	1,003,000	02/03/2016	CITI	273
USD	50,694	SEK	427,000	02/03/2016	CITI	949
USD	20,465	SGD	29,000	02/03/2016	CITI	109
USD	6,429	TRY	19,000	02/03/2016	CITI	4
USD	82,435	TWD	2,729,000	02/03/2016	CITI	612
USD	32,969	ZAR	516,000	02/03/2016	CITI	492
ZAR	483,000	USD	29,835	02/03/2016	CITI	565
AUD	11,000	USD	7,770	03/03/2016	CITI	4
BRL	10,000	USD	2,468	03/03/2016	CITI	10
CAD	12,000	USD	8,528	03/03/2016	CITI	38
CHF	7,000	USD	6,840	03/03/2016	CITI	2
DKK	11,000	USD	1,597	03/03/2016	CITI	1
EUR	35,000	USD	37,905	03/03/2016	CITI	37
GBP	9,000	USD	12,767	03/03/2016	CITI	57
HKD	158,000	USD	20,305	03/03/2016	CITI	3
ILS	1,000	USD	253	03/03/2016	CITI	—
JPY	6,000	USD	50	03/03/2016	CITI	1
MXN	7,000	USD	385	03/03/2016	CITI	1
NOK	7,000	USD	802	03/03/2016	CITI	4
SEK	6,000	USD	699	03/03/2016	CITI	1
TRY	1,000	USD	335	03/03/2016	CITI	1
USD	109,329	AUD	154,000	03/03/2016	CITI	492
USD	151,180	CHF	153,000	03/03/2016	CITI	1,644
USD	31,211	DKK	213,000	03/03/2016	CITI	267
USD	508,881	EUR	465,000	03/03/2016	CITI	4,788
USD	309,575	GBP	216,000	03/03/2016	CITI	1,785
USD	10,888	ILS	43,000	03/03/2016	CITI	23
USD	38,371	INR	2,617,000	03/03/2016	CITI	7
USD	386,562	JPY	45,942,000	03/03/2016	CITI	6,871
USD	86,896	KRW	104,989,000	03/03/2016	CITI	95
USD	385	MXN	7,000	03/03/2016	CITI	1
USD	9,282	NOK	80,000	03/03/2016	CITI	70
USD	2,587	NZD	4,000	03/03/2016	CITI	2
USD	46,336	SEK	394,000	03/03/2016	CITI	395
USD	19,647	SGD	28,000	03/03/2016	CITI	3
ZAR	29,000	USD	1,814	03/03/2016	CITI	2

						57,171

AUD	154,000	USD	109,485	02/03/2016	CITI	(497)
BRL	11,000	USD	2,752	02/03/2016	CITI	(3)
CAD	4,000	USD	2,885	02/03/2016	CITI	(30)
CHF	160,000	USD	158,023	02/03/2016	CITI	(1,821)
DKK	214,000	USD	31,334	02/03/2016	CITI	(269)
EUR	501,000	USD	547,690	02/03/2016	CITI	(4,944)
GBP	226,000	USD	324,315	02/03/2016	CITI	(2,288)
HKD	42,000	USD	5,421	02/03/2016	CITI	(23)
ILS	43,000	USD	10,881	02/03/2016	CITI	(24)
INR	26,000	USD	391	02/03/2016	CITI	(8)
JPY	48,942,000	USD	411,360	02/03/2016	CITI	(7,091)
KRW	5,187,000	USD	4,413	02/03/2016	CITI	(91)
MXN	30,000	USD	1,734	02/03/2016	CITI	(80)
NOK	80,000	USD	9,285	02/03/2016	CITI	(70)
NZD	4,000	USD	2,592	02/03/2016	CITI	(2)
RUB	67,000	USD	918	02/03/2016	CITI	(30)
SEK	427,000	USD	50,216	02/03/2016	CITI	(470)

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

January 31, 2016

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
SGD	29,000	USD	20,368	02/03/2016	CITI	$(12)
TWD	126,000	USD	3,822	02/03/2016	CITI	(44)
USD	27,283	BRL	110,000	02/03/2016	CITI	(212)
USD	28,017	MXN	509,000	02/03/2016	CITI	(46)
USD	9,521	NOK	84,000	02/03/2016	CITI	(154)
ZAR	33,000	USD	2,120	02/03/2016	CITI	(43)
CHF	2,000	USD	1,956	03/03/2016	CITI	(1)
ILS	1,000	USD	253	03/03/2016	CITI	(1)
INR	131,000	USD	1,922	03/03/2016	CITI	(1)
JPY	4,126,000	USD	34,101	03/03/2016	CITI	(1)
KRW	3,049,000	USD	2,521	03/03/2016	CITI	(1)
RUB	20,000	USD	264	03/03/2016	CITI	(1)
SEK	21,000	USD	2,451	03/03/2016	CITI	(3)
SGD	3,000	USD	2,107	03/03/2016	CITI	(2)
TWD	95,000	USD	2,837	03/03/2016	CITI	(1)
USD	1,413	AUD	2,000	03/03/2016	CITI	(1)
USD	24,447	BRL	101,000	03/03/2016	CITI	(579)
USD	134,850	CAD	189,000	03/03/2016	CITI	(63)
USD	157,325	HKD	1,226,000	03/03/2016	CITI	(251)
USD	176	INR	12,000	03/03/2016	CITI	(1)
USD	678	KRW	821,000	03/03/2016	CITI	(1)
USD	26,219	MXN	479,000	03/03/2016	CITI	(138)
USD	115	NOK	1,000	03/03/2016	CITI	(1)
USD	12,367	RUB	956,000	03/03/2016	CITI	(200)
USD	701	SGD	1,000	03/03/2016	CITI	(1)
USD	6,669	TRY	20,000	03/03/2016	CITI	(39)
USD	78,543	TWD	2,646,000	03/03/2016	CITI	(440)
USD	30,602	ZAR	498,000	03/03/2016	CITI	(571)

						(20,550)

	Net unrealized appreciation					$36,621

Counterparties:

CITI — Citibank N.A.

Currency Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Brazilian Real

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 98.94%

EXCHANGE-TRADED FUNDS — 98.94%
iShares MSCI EAFE ETF[a,b]	64,900,944	$3,600,704,373

		3,600,704,373

TOTAL INVESTMENT COMPANIES
(Cost: $4,068,846,534)		3,600,704,373

SHORT-TERM INVESTMENTS — 3.06%

MONEY MARKET FUNDS — 3.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,c,d]	103,817,173	103,817,173
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,c,d]	5,463,977	5,463,977
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,c]	1,901,301	1,901,301

		111,182,451

TOTAL SHORT-TERM INVESTMENTS
(Cost: $111,182,451)		111,182,451

TOTAL INVESTMENTS IN SECURITIES — 102.00%
(Cost: $4,180,028,985)		3,711,886,824
Other Assets, Less Liabilities — (2.00)%		(72,648,288)

NET ASSETS — 100.00%		$3,639,238,536

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Forward currency contracts as of January 31, 2016 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
AUD	660,000	USD	462,793	02/03/2016	CITI	$4,299
GBP	923,000	USD	1,314,363	02/03/2016	CITI	820
HKD	285,843,000	USD	36,684,163	02/03/2016	BNP	52,826
HKD	590,080,000	USD	75,721,905	02/03/2016	CITI	116,098
HKD	15,163,000	USD	1,945,863	02/03/2016	MS	2,910
ILS	195,000	USD	49,175	02/03/2016	CITI	59
NOK	8,716,000	USD	984,879	02/03/2016	CITI	19,073
NZD	2,712,000	USD	1,754,664	02/03/2016	BNP	1,492
NZD	4,506,000	USD	2,915,382	02/03/2016	CITI	2,479
NZD	3,144,000	USD	2,034,660	02/03/2016	MS	1,239
SGD	22,012,000	USD	15,440,072	02/03/2016	BNP	11,147
SGD	143,000	USD	99,910	02/03/2016	CITI	468

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
SGD	660,000	USD	462,769	02/03/2016	MS	$515
USD	70,377,413	AUD	96,749,000	02/03/2016	BNP	1,906,612
USD	161,572,663	AUD	222,245,000	02/03/2016	CITI	4,286,354
USD	19,160,709	AUD	26,329,000	02/03/2016	MS	527,258
USD	111,485,259	CHF	110,524,000	02/03/2016	BNP	3,584,632
USD	217,942,607	CHF	215,348,000	02/03/2016	CITI	7,706,058
USD	44,659,098	CHF	44,143,000	02/03/2016	MS	1,563,867
USD	20,122,510	DKK	137,318,000	02/03/2016	BNP	189,015
USD	42,812,918	DKK	292,489,000	02/03/2016	CITI	354,334
USD	8,462,132	DKK	57,704,000	02/03/2016	MS	85,645
USD	335,853,147	EUR	307,165,000	02/03/2016	BNP	3,093,287
USD	753,324,891	EUR	688,746,000	02/03/2016	CITI	7,188,378
USD	127,528,272	EUR	116,544,000	02/03/2016	MS	1,273,116
USD	233,943,826	GBP	158,401,000	02/03/2016	BNP	8,238,132
USD	473,836,727	GBP	319,351,000	02/03/2016	CITI	18,793,267
USD	57,592,633	GBP	38,855,000	02/03/2016	MS	2,228,117
USD	34,276,919	HKD	265,616,000	02/03/2016	BNP	139,536
USD	78,679,781	HKD	609,655,000	02/03/2016	CITI	325,968
USD	1,956,750	HKD	15,163,000	02/03/2016	MS	7,978
USD	7,640,129	ILS	29,792,000	02/03/2016	BNP	118,248
USD	13,677,016	ILS	53,345,000	02/03/2016	CITI	208,476
USD	4,018,980	ILS	15,670,000	02/03/2016	MS	62,620
USD	292,376,417	JPY	35,143,590,000	02/03/2016	BNP	2,084,771
USD	549,072,414	JPY	66,153,068,000	02/03/2016	CITI	2,637,544
USD	92,814,603	JPY	11,179,324,000	02/03/2016	MS	471,608
USD	1,743,938	NZD	2,559,000	02/03/2016	BNP	86,857
USD	3,071,929	NZD	4,506,000	02/03/2016	CITI	154,069
USD	1,074,514	NZD	1,572,000	02/03/2016	MS	56,565
USD	32,736,688	SEK	275,455,000	02/03/2016	BNP	646,235
USD	73,824,209	SEK	621,825,000	02/03/2016	CITI	1,381,720
USD	7,589,674	SEK	63,784,000	02/03/2016	MS	158,851
USD	13,580,106	SGD	19,233,000	02/03/2016	BNP	79,592
USD	31,295,959	SGD	44,347,000	02/03/2016	CITI	166,792
USD	465,703	SGD	660,000	02/03/2016	MS	2,419
AUD	25,095,000	USD	17,726,079	03/03/2016	CITI	9,488
CHF	17,526,000	USD	17,124,616	03/03/2016	CITI	4,604
DKK	4,985,000	USD	724,068	03/03/2016	BNP	133
DKK	19,553,000	USD	2,837,519	03/03/2016	CITI	3,064
EUR	8,740,000	USD	9,473,924	03/03/2016	BNP	867
EUR	67,476,000	USD	73,065,847	03/03/2016	CITI	83,007
GBP	253,000	USD	360,238	03/03/2016	BNP	275
GBP	19,687,000	USD	27,927,486	03/03/2016	CITI	125,568
HKD	96,311,000	USD	12,377,174	03/03/2016	CITI	1,569
NOK	15,737,000	USD	1,802,636	03/03/2016	CITI	9,488
NZD	234,000	USD	151,137	03/03/2016	CITI	123
SEK	11,356,000	USD	1,323,901	03/03/2016	BNP	229
USD	78,220,685	AUD	110,522,000	03/03/2016	BNP	110,690
USD	157,216,128	AUD	221,453,000	03/03/2016	CITI	707,085
USD	111,106,585	CHF	112,326,000	03/03/2016	BNP	1,323,591
USD	198,235,540	CHF	200,627,000	03/03/2016	CITI	2,150,639
USD	43,651,079	CHF	44,143,000	03/03/2016	MS	507,455
USD	21,542,076	DKK	146,984,000	03/03/2016	BNP	188,818
USD	42,468,734	DKK	289,830,000	03/03/2016	CITI	363,370
USD	8,451,766	DKK	57,704,000	03/03/2016	MS	68,755
USD	357,980,224	EUR	327,371,000	03/03/2016	BNP	3,086,433
USD	672,028,407	EUR	614,079,000	03/03/2016	CITI	6,322,452
USD	127,380,494	EUR	116,544,000	03/03/2016	MS	1,038,387
USD	233,245,382	GBP	162,797,000	03/03/2016	BNP	1,267,276
USD	429,042,108	GBP	299,356,000	03/03/2016	CITI	2,473,818
USD	55,617,082	GBP	38,855,000	03/03/2016	MS	250,525
USD	8,180,164	ILS	32,357,000	03/03/2016	BNP	4,730

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

January 31, 2016

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	13,448,712	ILS	53,113,000	03/03/2016	CITI	$28,994
USD	3,961,282	ILS	15,670,000	03/03/2016	MS	2,045
USD	300,183,591	JPY	35,659,966,000	03/03/2016	BNP	5,469,253
USD	503,278,667	JPY	59,813,512,000	03/03/2016	CITI	8,945,622
USD	94,149,842	JPY	11,179,324,000	03/03/2016	MS	1,757,520
USD	6,829,534	NOK	59,014,000	03/03/2016	BNP	34,040
USD	13,214,828	NOK	113,899,000	03/03/2016	CITI	99,297
USD	1,380,599	NOK	11,963,000	03/03/2016	MS	3,053
USD	1,783,218	NZD	2,757,000	03/03/2016	BNP	1,066
USD	2,807,069	NZD	4,340,000	03/03/2016	CITI	1,649
USD	34,792,409	SEK	296,159,000	03/03/2016	BNP	259,749
USD	65,212,217	SEK	554,506,000	03/03/2016	CITI	555,842
USD	7,486,962	SEK	63,784,000	03/03/2016	MS	49,636
USD	640,522	SGD	913,000	03/03/2016	BNP	11
USD	30,266,352	SGD	43,135,000	03/03/2016	CITI	5,173

						107,336,735

AUD	108,751,000	USD	77,075,749	02/03/2016	BNP	(110,942)
AUD	221,585,000	USD	157,534,616	02/03/2016	CITI	(715,399)
AUD	26,329,000	USD	18,633,705	02/03/2016	MS	(254)
CHF	110,524,000	USD	109,210,525	02/03/2016	BNP	(1,309,897)
CHF	215,348,000	USD	212,761,691	02/03/2016	CITI	(2,525,142)
CHF	44,143,000	USD	43,606,789	02/03/2016	MS	(511,557)
DKK	144,460,000	USD	21,155,464	02/03/2016	BNP	(185,215)
DKK	292,489,000	USD	42,825,887	02/03/2016	CITI	(367,303)
DKK	57,704,000	USD	8,445,205	02/03/2016	MS	(68,719)
EUR	322,106,000	USD	351,981,332	02/03/2016	BNP	(3,035,497)
EUR	688,746,000	USD	752,776,615	02/03/2016	CITI	(6,640,101)
EUR	116,544,000	USD	127,295,184	02/03/2016	MS	(1,040,028)
GBP	160,239,000	USD	229,542,688	02/03/2016	BNP	(1,218,026)
GBP	318,428,000	USD	457,158,113	02/03/2016	CITI	(3,429,837)
GBP	38,855,000	USD	55,616,736	02/03/2016	MS	(252,220)
HKD	19,575,000	USD	2,526,568	02/03/2016	CITI	(10,758)
ILS	31,835,000	USD	8,042,336	02/03/2016	BNP	(4,639)
ILS	53,150,000	USD	13,449,213	02/03/2016	CITI	(29,907)
ILS	15,670,000	USD	3,958,650	02/03/2016	MS	(2,290)
JPY	35,143,590,000	USD	295,705,224	02/03/2016	BNP	(5,413,577)
JPY	66,153,068,000	USD	555,847,280	02/03/2016	CITI	(9,412,411)
JPY	11,179,324,000	USD	94,106,807	02/03/2016	MS	(1,763,811)
NOK	58,115,000	USD	6,727,920	02/03/2016	BNP	(33,947)
NOK	113,899,000	USD	13,219,322	02/03/2016	CITI	(99,872)
NOK	11,963,000	USD	1,381,049	02/03/2016	MS	(3,092)
NZD	2,712,000	USD	1,757,270	02/03/2016	BNP	(1,114)
NZD	4,506,000	USD	2,925,155	02/03/2016	CITI	(7,294)
SEK	291,551,000	USD	34,221,424	02/03/2016	BNP	(255,791)
SEK	621,825,000	USD	73,147,284	02/03/2016	CITI	(704,796)
SEK	63,784,000	USD	7,480,664	02/03/2016	MS	(49,841)
SGD	44,204,000	USD	31,044,804	02/03/2016	CITI	(16,016)
USD	8,361,737	AUD	12,002,000	02/03/2016	BNP	(132,269)
USD	1,031,389	DKK	7,142,000	02/03/2016	BNP	(5,365)
USD	16,097,650	EUR	14,941,000	02/03/2016	BNP	(88,326)
USD	2,604,637	GBP	1,838,000	02/03/2016	BNP	(14,330)
USD	2,594,263	HKD	20,227,000	02/03/2016	BNP	(5,343)
USD	514,200	ILS	2,043,000	02/03/2016	BNP	(1,616)
USD	6,609,968	NOK	58,115,000	02/03/2016	BNP	(84,005)
USD	13,898,303	NOK	122,615,000	02/03/2016	CITI	(225,099)
USD	1,360,073	NOK	11,963,000	02/03/2016	MS	(17,884)
USD	1,853,401	NZD	2,865,000	02/03/2016	BNP	(1,830)
USD	2,915,382	NZD	4,506,000	02/03/2016	CITI	(2,479)
USD	1,017,084	NZD	1,572,000	02/03/2016	MS	(866)

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	1,873,396	SEK	16,096,000	02/03/2016	BNP	$(1,784)
USD	1,938,802	SGD	2,779,000	02/03/2016	BNP	(11,904)
CHF	2,848,000	USD	2,784,274	03/03/2016	BNP	(751)
ILS	1,955,000	USD	493,985	03/03/2016	BNP	(28)
ILS	3,018,000	USD	763,566	03/03/2016	CITI	(1,027)
JPY	9,498,844,000	USD	78,507,139	03/03/2016	CITI	(3,264)
SEK	47,409,000	USD	5,534,000	03/03/2016	CITI	(6,028)
SGD	7,418,000	USD	5,209,270	03/03/2016	CITI	(5,203)
USD	3,986,963	AUD	5,649,000	03/03/2016	BNP	(5,395)
USD	322,859	AUD	457,000	03/03/2016	CITI	(120)
USD	18,606,096	AUD	26,329,000	03/03/2016	MS	(1,584)
USD	92,095	DKK	634,000	03/03/2016	CITI	(10)
USD	1,436,232	EUR	1,325,000	03/03/2016	CITI	(163)
USD	924,520	GBP	649,000	03/03/2016	CITI	(275)
USD	38,842,615	HKD	302,644,000	03/03/2016	BNP	(55,874)
USD	75,654,840	HKD	589,569,000	03/03/2016	CITI	(121,794)
USD	1,945,591	HKD	15,163,000	03/03/2016	MS	(3,292)
USD	32,801	ILS	130,000	03/03/2016	CITI	(45)
USD	2,004,507	JPY	242,564,000	03/03/2016	BNP	(180)
USD	1,086,200	JPY	131,453,000	03/03/2016	CITI	(203)
USD	473,424	NOK	4,121,000	03/03/2016	BNP	(1,111)
USD	26,932	NOK	234,000	03/03/2016	CITI	(14)
USD	60,101	NZD	93,000	03/03/2016	BNP	(15)
USD	7,755	NZD	12,000	03/03/2016	CITI	(2)
USD	1,015,671	NZD	1,572,000	03/03/2016	MS	(486)
USD	134,671	SEK	1,155,000	03/03/2016	CITI	(4)
USD	15,646,016	SGD	22,324,000	03/03/2016	BNP	(15,293)
USD	56,103	SGD	80,000	03/03/2016	CITI	(21)
USD	462,413	SGD	660,000	03/03/2016	MS	(608)

						(40,035,183)

	Net unrealized appreciation					$67,301,552

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A.

MS — Morgan Stanley and Co. International PLC

Currency Abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 98.85%

EXCHANGE-TRADED FUNDS — 98.85%
iShares MSCI EAFE Small-Cap ETF[a]	147,191	$6,892,955

		6,892,955

TOTAL INVESTMENT COMPANIES
(Cost: $7,323,810)		6,892,955

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,b]	3,342	3,342

		3,342

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,342)		3,342

TOTAL INVESTMENTS IN SECURITIES — 98.90%
(Cost: $7,327,152)		6,896,297
Other Assets, Less Liabilities — 1.10%		76,704

NET ASSETS — 100.00%		$6,973,001

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of January 31, 2016 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
AUD	178,000	USD	124,434	02/03/2016	CITI	$1,540
HKD	1,523,000	USD	195,441	02/03/2016	CITI	298
NOK	380,000	USD	42,580	02/03/2016	CITI	1,191
NZD	154,000	USD	99,638	02/03/2016	CITI	85
SGD	63,000	USD	43,909	02/03/2016	CITI	313
USD	567,062	AUD	780,000	02/03/2016	CITI	15,043
USD	465,542	CHF	460,000	02/03/2016	CITI	16,461
USD	217,534	DKK	1,486,000	02/03/2016	CITI	1,821
USD	2,399,576	EUR	2,194,000	02/03/2016	CITI	22,759
USD	2,069,830	GBP	1,395,000	02/03/2016	CITI	82,093
USD	258,242	HKD	2,001,000	02/03/2016	CITI	1,070
USD	105,368	ILS	411,000	02/03/2016	CITI	1,599
USD	3,123,011	JPY	376,265,000	02/03/2016	CITI	15,002
USD	105,005	NZD	154,000	02/03/2016	CITI	5,282
USD	510,026	SEK	4,296,000	02/03/2016	CITI	9,543
USD	194,069	SGD	275,000	02/03/2016	CITI	1,034
AUD	39,000	USD	27,548	03/03/2016	CITI	15
CHF	25,000	USD	24,427	03/03/2016	CITI	7
DKK	71,000	USD	10,304	03/03/2016	CITI	11
EUR	177,000	USD	191,673	03/03/2016	CITI	207
GBP	103,000	USD	146,113	03/03/2016	CITI	657

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
HKD	255,000	USD	32,771	03/03/2016	CITI	$4
NOK	165,000	USD	18,900	03/03/2016	CITI	99
NZD	4,000	USD	2,584	03/03/2016	CITI	2
USD	411,049	AUD	579,000	03/03/2016	CITI	1,849
USD	312,220	CHF	316,000	03/03/2016	CITI	3,374
USD	136,126	DKK	929,000	03/03/2016	CITI	1,165
USD	1,831,972	EUR	1,674,000	03/03/2016	CITI	17,235
USD	1,496,279	GBP	1,044,000	03/03/2016	CITI	8,627
USD	77,989	ILS	308,000	03/03/2016	CITI	168
USD	2,294,752	JPY	272,726,000	03/03/2016	CITI	40,789
USD	126,000	NOK	1,086,000	03/03/2016	CITI	947
USD	76,968	NZD	119,000	03/03/2016	CITI	45
USD	386,800	SEK	3,289,000	03/03/2016	CITI	3,297
USD	137,526	SGD	196,000	03/03/2016	CITI	24

						253,654

AUD	602,000	USD	428,343	02/03/2016	CITI	(2,298)
CHF	460,000	USD	455,915	02/03/2016	CITI	(6,834)
DKK	1,486,000	USD	217,147	02/03/2016	CITI	(1,434)
EUR	2,194,000	USD	2,395,651	02/03/2016	CITI	(18,834)
GBP	1,395,000	USD	2,007,521	02/03/2016	CITI	(19,785)
HKD	478,000	USD	61,570	02/03/2016	CITI	(136)
ILS	411,000	USD	104,167	02/03/2016	CITI	(398)
JPY	376,265,000	USD	3,170,014	02/03/2016	CITI	(62,006)
NOK	1,086,000	USD	126,043	02/03/2016	CITI	(952)
NZD	154,000	USD	100,063	02/03/2016	CITI	(341)
SEK	4,296,000	USD	504,634	02/03/2016	CITI	(4,151)
SGD	212,000	USD	148,914	02/03/2016	CITI	(102)
USD	166,170	NOK	1,466,000	02/03/2016	CITI	(2,691)
USD	99,638	NZD	154,000	02/03/2016	CITI	(85)
ILS	15,000	USD	3,795	03/03/2016	CITI	(5)
JPY	27,762,000	USD	229,451	03/03/2016	CITI	(10)
SEK	365,000	USD	42,606	03/03/2016	CITI	(46)
SGD	15,000	USD	10,534	03/03/2016	CITI	(11)
USD	4,239	AUD	6,000	03/03/2016	CITI	(1)
USD	4,271	GBP	3,000	03/03/2016	CITI	(3)
USD	196,077	HKD	1,528,000	03/03/2016	CITI	(315)
USD	505	ILS	2,000	03/03/2016	CITI	—
USD	13,769	JPY	1,666,000	03/03/2016	CITI	—
USD	2,643	NOK	23,000	03/03/2016	CITI	(5)
USD	1,398	SEK	12,000	03/03/2016	CITI	(1)
USD	1,403	SGD	2,000	03/03/2016	CITI	—

						(120,444)

	Net unrealized appreciation					$133,210

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

January 31, 2016

Counterparties:

CITI — Citibank N.A.

Currency Abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.45%

AUSTRALIA — 2.29%
Alumina Ltd.	1,099,714	$805,109
Amcor Ltd./Australia	157,472	1,481,458
AMP Ltd.	773,558	2,938,337
APA Group	230,510	1,382,675
Asciano Ltd.	113,568	714,958
ASX Ltd.	141,677	4,244,116
Aurizon Holdings Ltd.	103,082	269,057
AusNet Services	598,944	620,666
Australia & New Zealand Banking Group Ltd.	399,542	6,833,657
Bendigo & Adelaide Bank Ltd.	54,422	413,441
BHP Billiton Ltd.	394,716	4,285,757
Boral Ltd.	245,014	970,540
Brambles Ltd.	612,021	4,818,323
Coca-Cola Amatil Ltd.	152,810	909,038
Commonwealth Bank of Australia	280,589	15,614,002
CSL Ltd.	105,154	7,735,593
Dexus Property Group	126,392	658,009
Goodman Group	241,906	1,040,362
GPT Group (The)	212,898	734,896
Incitec Pivot Ltd.	481,222	1,055,217
James Hardie Industries PLC	145,558	1,646,338
LendLease Group	109,816	1,009,042
Macquarie Group Ltd.	99,065	5,015,871
Medibank Pvt Ltd.	454,286	806,562
Mirvac Group	456,358	613,329
National Australia Bank Ltd.	423,724	8,290,289
Orica Ltd.[a]	130,018	1,307,789
Origin Energy Ltd.	405,214	1,175,176
QBE Insurance Group Ltd.	223,776	1,722,173
Rio Tinto Ltd.	106,845	2,957,321
Santos Ltd.	41,958	93,786
Scentre Group	849,142	2,612,787
South32 Ltd.[b]	991,970	684,128
Stockland	290,598	840,718
Suncorp Group Ltd.	471,531	3,872,371
Sydney Airport	480,186	2,234,960
Telstra Corp. Ltd.	1,030,628	4,104,354
Transurban Group	153,530	1,170,702
Vicinity Centres	621,082	1,278,428
Wesfarmers Ltd.	189,206	5,643,817
Westfield Corp.	332,736	2,330,073

Security	Shares	Value
Westpac Banking Corp.	542,160	$11,830,881
Woodside Petroleum Ltd.	119,140	2,355,450
Woolworths Ltd.	229,624	3,943,669

		125,065,225
AUSTRIA — 0.08%
Erste Group Bank AGb	64,571	1,867,599
OMV AG	45,165	1,156,038
Voestalpine AG	45,584	1,195,618

		4,219,255
BELGIUM — 0.52%
Ageas	65,036	2,628,049
Anheuser-Busch InBev SA/NV	148,148	18,571,160
Groupe Bruxelles Lambert SA	44,229	3,343,837
KBC Groep NV	40,922	2,337,522
UCB SA	16,576	1,410,132

		28,290,700
BRAZIL — 0.32%
Ambev SA	673,495	3,126,573
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	569,800	1,454,428
BR Malls Participacoes SA	362,600	1,070,782
BRF SA	176,672	2,119,862
CCR SA	207,200	658,784
Cia. de Saneamento Basico do Estado de Sao Paulo	155,400	824,253
Cielo SA	142,296	1,199,031
Embraer SA	259,064	1,853,611
Hypermarcas SAb	207,200	1,152,099
Klabin SA Units	259,000	1,353,137
Natura Cosmeticos SA	155,400	866,394
TIM Participacoes SA	155,400	246,271
Ultrapar Participacoes SA	103,600	1,530,462

		17,455,687
CANADA — 2.86%
Agnico Eagle Mines Ltd.	87,542	2,582,870
Agrium Inc.	22,433	1,949,906
Alimentation Couche-Tard Inc. Class B	69,412	3,007,812
ARC Resources Ltd.	39,886	533,703
Bank of Montreal	121,017	6,468,573
Bank of Nova Scotia (The)	192,348	7,844,272
Barrick Gold Corp.	260,036	2,574,028
BCE Inc.	46,102	1,848,666

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
Bombardier Inc. Class Bb	609,686	$424,581
Brookfield Asset Management Inc. Class A	244,496	7,347,476
Cameco Corp.	129,216	1,561,886
Canadian Imperial Bank of Commerce/Canada	83,066	5,385,640
Canadian National Railway Co.	142,968	7,716,056
Canadian Natural Resources Ltd.	205,313	4,375,439
Canadian Pacific Railway Ltd.	35,224	4,215,116
Canadian Tire Corp. Ltd. Class A	7,985	647,708
Canadian Utilities Ltd. Class A	13,148	337,564
Cenovus Energy Inc.	119,140	1,461,259
Crescent Point Energy Corp.	62,678	691,696
Dollarama Inc.	39,886	2,130,560
Enbridge Inc.	178,192	6,161,537
Encana Corp.	104,723	457,663
Finning International Inc.	31,598	400,574
First Quantum Minerals Ltd.	184,926	398,171
Fortis Inc./Canada	16,241	469,832
Franco-Nevada Corp.	61,642	2,717,110
Gildan Activewear Inc.	72,520	1,822,212
Goldcorp Inc.	196,322	2,226,541
H&R REIT	15,022	201,219
Husky Energy Inc.	100,639	996,914
Imperial Oil Ltd.	85,111	2,597,632
Magna International Inc. Class A	65,268	2,257,306
Manulife Financial Corp.	303,566	4,199,986
National Bank of Canada	32,482	922,583
Open Text Corp.	23,828	1,160,541
Pembina Pipeline Corp.	42,476	961,049
Potash Corp. of Saskatchewan Inc.	153,984	2,499,197
Power Corp. of Canada	155,016	3,272,713
Restaurant Brands International Inc.	46,102	1,549,892
Rogers Communications Inc. Class B	112,924	3,849,326
Royal Bank of Canada	227,990	11,753,899
Saputo Inc.	20,720	506,497
Shaw Communications Inc. Class B	240,920	4,151,579
Silver Wheaton Corp.	116,032	1,361,299

Security	Shares	Value
SNC-Lavalin Group Inc.	71,484	$2,034,418
Sun Life Financial Inc.	109,879	3,137,281
Suncor Energy Inc.	288,631	6,805,313
TELUS Corp.	22,380	619,754
Thomson Reuters Corp.	58,628	2,183,057
Toronto-Dominion Bank (The)	292,351	11,041,717
Tourmaline Oil Corp.[a,b]	52,000	1,032,055
TransCanada Corp.	132,312	4,574,154
Valeant Pharmaceuticals International Inc.[a,b]	53,354	4,890,862

		156,318,694
CHILE — 0.16%
AES Gener SA	685,589	304,138
Aguas Andinas SA Series A	1,228,178	618,637
Banco de Chile	5,365,910	555,024
Banco de Credito e Inversiones	12,202	474,182
Banco Santander Chile	9,350,623	407,304
Cia. Cervecerias Unidas SA	64,750	704,784
Colbun SA	2,759,904	701,186
CorpBanca SA	45,762,192	348,226
Empresa Nacional de Electricidad SA/Chile	559,958	732,951
Empresas CMPC SA	438,228	998,676
Empresas COPEC SA	65,268	570,642
Enersis SA	4,042,990	968,997
LATAM Airlines Group SAb	120,694	620,615
SACI Falabella	82,370	544,932

		8,550,294
CHINA — 2.40%
58.com Inc. ADR[a,b]	11,396	639,316
Agricultural Bank of China Ltd. Class H	3,626,000	1,281,214
Alibaba Group Holding Ltd. ADR[a,b]	68,376	4,583,243
Baidu Inc.[a,b]	17,094	2,790,937
Bank of China Ltd. Class H	15,022,000	5,867,629
Belle International Holdings Ltd.	1,036,000	692,189
Brilliance China Automotive Holdings Ltd.	2,072,000	1,978,062
China Construction Bank Corp. Class H	11,740,260	7,135,102
China Galaxy Securities Co. Ltd. Class H	259,000	188,355
China Gas Holdings Ltd.[a]	2,072,000	2,630,317

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
China Huishan Dairy Holdings Co. Ltd.[a]	2,072,000	$780,043
China Life Insurance Co. Ltd. Class H	2,072,000	4,999,731
China Mengniu Dairy Co. Ltd.	1,036,000	1,429,636
China Merchants Bank Co. Ltd. Class H	1,036,288	1,986,601
China Mobile Ltd.	1,036,000	11,407,801
China Overseas Land & Investment Ltd.[a]	1,036,000	2,981,736
China Pacific Insurance Group Co. Ltd. Class H	621,600	2,180,394
China Petroleum & Chemical Corp. Class H	5,335,200	2,968,246
China Shenhua Energy Co. Ltd. Class H	1,036,000	1,546,775
China Shipping Container Lines Co. Ltd. Class Ha,b	3,661,000	700,886
China Taiping Insurance Holdings Co. Ltd.[b]	207,200	430,222
China Telecom Corp. Ltd. Class H	2,072,000	961,077
China Unicom Hong Kong Ltd.	2,072,000	2,276,236
Chongqing Changan Automobile Co. Ltd. Class B	466,479	911,039
CNOOC Ltd.	3,108,000	3,146,796
Country Garden Holdings Co. Ltd.[a]	3,637,866	1,392,914
Ctrip.com International Ltd.[a,b]	17,612	751,680
Evergrande Real Estate Group Ltd.[a]	3,626,000	2,371,412
Fosun International Ltd.[a]	1,799,500	2,363,002
GCL-Poly Energy Holdings Ltd.[a]	8,608,000	1,094,961
GOME Electrical Appliances Holding Ltd.[a]	7,252,000	1,006,336
Great Wall Motor Co. Ltd. Class H	1,118,500	849,346
Guangdong Investment Ltd.[a]	1,522,000	1,932,115
Haier Electronics Group Co. Ltd.[a]	1,554,000	2,727,489
Hengan International Group Co. Ltd.[a]	259,000	2,302,858
Industrial & Commercial Bank of China Ltd. Class H	12,458,260	6,450,952
Kunlun Energy Co. Ltd.	1,036,000	770,725

Security	Shares	Value
Lenovo Group Ltd.[a]	2,072,000	$1,831,638
Netease Inc.[a]	5,698	889,686
New Oriental Education & Technology Group Inc. ADR[a]	22,792	715,897
PetroChina Co. Ltd. Class H	4,144,000	2,529,151
Ping An Insurance Group Co. of China Ltd. Class H	1,554,000	6,978,459
Qunar Cayman Islands Ltd. ADR[a,b]	9,324	411,002
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	51,800	172,805
Shimao Property Holdings Ltd.[a]	896,500	1,244,043
Sino-Ocean Land Holdings Ltd.	3,885,000	1,946,780
SouFun Holdings Ltd. ADR[a]	63,196	376,648
TAL Education Group Class A ADR[a,b]	19,166	919,393
Tencent Holdings Ltd.[a]	1,036,000	19,288,101
Vipshop Holdings Ltd. ADR[a,b]	31,598	405,718
Want Want China Holdings Ltd.[a]	3,108,000	2,028,645
Youku Tudou Inc.[a,b]	15,022	409,049
YY Inc. ADR[b]	3,626	210,707

		130,865,095
COLOMBIA — 0.02%
Ecopetrol SA	818,958	256,068
Grupo de Inversiones Suramericana SA	64,232	698,057

		954,125
CZECH REPUBLIC — 0.04%
CEZ AS	60,606	1,004,648
Komercni Banka AS	2,082	436,744
O2 Czech Republic AS	56,462	578,302

		2,019,694
DENMARK — 0.70%
Carlsberg A/S Class B	22,433	1,880,028
Chr Hansen Holding A/S	22,274	1,357,397
Danske Bank A/S	194,259	5,202,322
DSV A/S	102,758	3,979,594
Novo Nordisk A/S Class B	370,370	20,401,134
Novozymes A/S Class B	54,390	2,255,456
TDC A/S	226,600	966,283
Tryg A/S	109,816	2,084,273

		38,126,487

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
EGYPT — 0.02%
Commercial International Bank Egypt SAE	138,535	$556,613
Global Telecom Holding SAE[b]	890,928	208,223
Talaat Moustafa Group	976,948	651,295

		1,416,131
FINLAND — 0.29%
Fortum OYJ	61,135	955,883
Metso OYJ	72,520	1,490,935
Nokia OYJ	627,067	4,478,216
Sampo OYJ Class A	108,262	5,201,232
UPM-Kymmene OYJ	216,006	3,494,252

		15,620,518
FRANCE — 3.37%
Accor SA	69,634	2,637,161
Air Liquide SA	51,331	5,288,775
Airbus Group SE	95,830	5,995,519
Alstom SAa,b	45,134	1,207,012
Arkema SA	12,348	769,068
AXA SA	302,512	7,453,373
BNP Paribas SA	176,594	8,355,125
Bouygues SA	68,614	2,677,601
Cap Gemini SA	68,060	6,192,013
Carrefour SA	90,271	2,562,086
Christian Dior SE	8,806	1,484,545
Cie. de Saint-Gobain	101,764	4,177,163
Cie. Generale des Etablissements Michelin Class B	45,584	4,146,188
Credit Agricole SA	262,626	2,613,268
Danone SA	95,475	6,554,936
Edenred	69,034	1,293,026
Engie SA	238,280	3,788,823
Essilor International SA	61,124	7,563,018
Groupe Eurotunnel SE Registered	130,536	1,495,800
Hermes International	3,626	1,230,217
Iliad SA	6,734	1,683,551
Ingenico Group SA	3,626	426,878
Kering	22,792	3,823,855
L’Oreal SA	41,009	6,991,088
Legrand SA	44,030	2,416,435
LVMH Moet Hennessy Louis Vuitton SE	48,230	7,734,151
Numericable-SFR SAS	3,626	143,404

Security	Shares	Value
Orange SA	323,107	$5,709,259
Pernod Ricard SA	56,534	6,603,582
Publicis Groupe SA	27,972	1,672,862
Renault SA	32,116	2,708,154
Safran SA	46,620	3,009,558
Sanofi	188,552	15,617,932
Schneider Electric SE	90,271	4,796,952
SES SA	132,608	3,453,049
Societe Generale SA	121,212	4,614,117
Suez Environnement Co.	57,535	1,063,017
Technip SA	44,030	2,041,011
Total SA	343,263	15,198,818
Unibail-Rodamco SE	19,969	5,012,928
Veolia Environnement SA	64,474	1,548,414
Vinci SA	75,826	5,121,405
Vivendi SA	189,862	4,114,965
Wendel SA	8,806	879,579

		183,869,681
GERMANY — 2.97%
adidas AG	34,706	3,566,842
Allianz SE Registered	72,730	11,698,379
BASF SE	151,774	10,034,270
Bayer AG Registered	137,834	15,421,410
Bayerische Motoren Werke AG	69,930	5,800,688
Beiersdorf AG	21,238	1,955,187
Commerzbank AGb	194,250	1,569,475
Continental AG	14,504	3,022,674
Daimler AG Registered	155,918	10,824,499
Deutsche Bank AG Registered	219,632	3,897,505
Deutsche Boerse AG	49,210	4,185,799
Deutsche Post AG Registered	179,781	4,343,899
Deutsche Telekom AG Registered	523,180	9,066,199
E.ON SE	332,038	3,386,229
Fresenius Medical Care AG & Co. KGaA	61,124	5,401,589
Fresenius SE & Co. KGaA	59,052	3,893,895
GEA Group AG	27,454	1,147,417
HeidelbergCement AG	29,657	2,168,987
Henkel AG & Co. KGaA	22,792	2,092,577
Infineon Technologies AG	216,037	2,870,607
Kabel Deutschland Holding AG	8,806	1,124,366
Lanxess AG	30,562	1,249,866
Linde AG	41,009	5,528,972
MAN SE	27,992	2,824,424

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
Merck KGaA	52,836	$4,578,268
METRO AG	56,486	1,586,387
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	34,817	6,662,598
Osram Licht AG	49,210	2,185,817
ProSiebenSat.1 Media SE Registered	42,994	2,135,576
SAP SE	156,048	12,358,255
Siemens AG Registered	135,716	12,949,361
ThyssenKrupp AG	102,655	1,581,193
Vonovia SE	25,382	769,283
Zalando SEb,c	13,468	461,455

		162,343,948
HONG KONG — 1.08%
AIA Group Ltd.	1,968,400	10,837,410
Bank of East Asia Ltd. (The)[a]	310,800	904,504
Cheung Kong Property Holdings Ltd.	914,516	4,894,042
CK Hutchison Holdings Ltd.	631,016	7,811,842
CLP Holdings Ltd.	259,000	2,166,417
Galaxy Entertainment Group Ltd.[a]	1,036,000	3,208,028
Hang Lung Properties Ltd.[a]	1,036,000	1,898,194
Hang Seng Bank Ltd.[a]	179,300	2,960,362
Henderson Land Development Co. Ltd.	671,457	3,623,505
Hong Kong & China Gas Co. Ltd.[a]	1,343,444	2,351,029
Hong Kong Exchanges and Clearing Ltd.[a]	178,800	3,912,402
Li & Fung Ltd.[a]	2,078,000	1,185,468
Link REIT[a]	518,000	2,951,785
New World Development Co. Ltd.	1,661,666	1,345,072
Sands China Ltd.[a]	414,400	1,426,973
Swire Pacific Ltd. Class Aa	518,000	4,991,745
Wharf Holdings Ltd. (The)[a]	518,200	2,396,963

		58,865,741
HUNGARY — 0.04%
OTP Bank PLC	97,641	2,070,943

		2,070,943

Security	Shares	Value
INDIA — 0.72%
Dr. Reddy’s Laboratories Ltd. ADR	106,878	$4,802,029
ICICI Bank Ltd. ADR	593,110	3,944,182
Infosys Ltd. ADR[a]	677,179	12,128,276
Larsen & Toubro Ltd. GDR[d]	212,898	3,438,303
Reliance Industries Ltd. GDR[c]	274,158	8,306,987
Tata Motors Ltd. ADR[a,b]	122,828	3,068,243
Wipro Ltd. ADR[a]	335,664	3,933,982

		39,622,002
INDONESIA — 0.30%
Astra International Tbk PT	4,662,000	2,182,933
Bank Central Asia Tbk PT	4,403,000	4,187,245
Bank Danamon Indonesia Tbk PT	1,098,610	323,801
Bank Mandiri Persero Tbk PT	1,295,457	902,823
Bank Negara Indonesia Persero Tbk PT	2,176,788	775,900
Bank Rakyat Indonesia Persero Tbk PT	2,072,000	1,688,436
Charoen Pokphand Indonesia Tbk PT	2,353,445	571,490
Indocement Tunggal Prakarsa Tbk PT	390,900	559,037
Indofood Sukses Makmur Tbk PT	1,422,900	640,434
Kalbe Farma Tbk PT	5,853,400	567,280
Perusahaan Gas Negara Persero Tbk	1,813,000	316,535
Semen Indonesia Persero Tbk PT	777,000	623,292
Telekomunikasi Indonesia Persero Tbk PT	6,216,000	1,507,183
Unilever Indonesia Tbk PT	259,000	690,040
United Tractors Tbk PT	538,606	680,344

		16,216,773
IRELAND — 0.55%
Bank of Ireland[b]	4,369,330	1,437,261
CRH PLC	101,528	2,667,361
Endo International PLC[b]	24,864	1,379,206
Kerry Group PLC Class A	15,209	1,239,204
Medtronic PLC	226,366	17,185,707
Pentair PLC	30,861	1,454,170
Tyco International PLC	129,216	4,443,738

		29,806,647

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
ISRAEL — 0.26%
Israel Chemicals Ltd.	175,742	$703,297
Mizrahi Tefahot Bank Ltd.	75,628	844,103
NICE-Systems Ltd.	45,066	2,637,437
Teva Pharmaceutical Industries Ltd.	166,278	10,067,519

		14,252,356
ITALY — 0.78%
Assicurazioni Generali SpA	119,344	1,780,787
Atlantia SpA	145,040	3,779,127
Banca Monte dei Paschi di Siena SpA[a,b]	264,698	189,894
CNH Industrial NV	288,008	1,787,249
Enel SpA	871,287	3,552,379
Eni SpA	373,478	5,366,737
Ferrari NVa,b	19,294	764,101
Finmeccanica SpA[b]	218,940	2,589,360
Intesa Sanpaolo SpA	2,189,586	6,202,672
Luxottica Group SpA	39,368	2,451,523
Mediobanca SpA	310,282	2,472,729
Snam SpA	770,266	4,304,852
Telecom Italia SpA[a,b]	2,092,202	2,313,672
Tenaris SA	37,814	387,890
UniCredit SpA	755,953	2,902,188
Unione di Banche Italiane SpA	416,210	1,937,448

		42,782,608
JAPAN — 7.84%
Acom Co. Ltd.[b]	259,000	1,155,247
Aeon Co. Ltd.	310,800	4,099,844
Aisin Seiki Co. Ltd.	103,600	4,321,480
Asahi Group Holdings Ltd.	155,400	4,925,204
ASICS Corp.	155,400	2,838,057
Astellas Pharma Inc.	518,000	7,059,844
Bandai Namco Holdings Inc.	103,600	2,327,609
Bank of Yokohama Ltd. (The)	1,036,000	5,435,652
Bridgestone Corp.	157,800	5,651,681
Canon Inc.	207,200	5,719,757
Casio Computer Co. Ltd.	103,600	1,975,045
Central Japan Railway Co.	51,800	9,458,051
Chugoku Electric Power Co. Inc. (The)	155,400	2,047,355
Dai-ichi Life Insurance Co. Ltd. (The)	207,200	2,795,698
Daiichi Sankyo Co. Ltd.	207,200	4,247,031
Daikin Industries Ltd.	103,600	6,854,467

Security	Shares	Value
Daiwa Securities Group Inc.	518,000	$3,211,159
Denso Corp.	155,400	6,623,417
East Japan Railway Co.	103,600	9,404,568
Eisai Co. Ltd.	103,600	6,152,761
FANUC Corp.	51,800	6,764,614
Fast Retailing Co. Ltd.	9,000	2,856,895
Fuji Heavy Industries Ltd.	97,400	3,906,781
FUJIFILM Holdings Corp.	155,400	5,902,029
Fujitsu Ltd.	518,000	2,127,794
Hitachi Ltd.	1,036,000	5,018,051
Honda Motor Co. Ltd.	310,800	8,577,069
Hoya Corp.	103,600	3,936,398
ITOCHU Corp.	259,000	2,989,737
Japan Tobacco Inc.	207,200	7,977,196
JFE Holdings Inc.	103,600	1,374,316
JTEKT Corp.	76,100	1,198,717
JX Holdings Inc.	592,180	2,230,488
Kakaku.com Inc.	51,800	987,522
Kao Corp.	155,400	8,208,673
KDDI Corp.	310,800	7,722,186
Keikyu Corp.	518,000	4,240,185
Keyence Corp.	10,000	4,619,006
Kintetsu Group Holdings Co. Ltd.	1,036,000	4,227,349
Kobe Steel Ltd.	1,036,000	984,099
Komatsu Ltd.	207,200	3,030,171
Kyocera Corp.	103,600	4,246,175
Kyushu Electric Power Co. Inc.[b]	207,200	2,202,671
Marubeni Corp.	518,000	2,441,422
Mazda Motor Corp.	103,600	1,838,555
Mitsubishi Chemical Holdings Corp.	725,200	3,967,290
Mitsubishi Corp.	259,000	4,076,525
Mitsubishi Electric Corp.	518,000	4,704,423
Mitsubishi Heavy Industries Ltd.	1,036,000	3,992,877
Mitsubishi UFJ Financial Group Inc.	2,175,600	10,951,230
Mitsui & Co. Ltd.	362,600	4,059,838
Mitsui Fudosan Co. Ltd.	165,000	3,820,221
Mizuho Financial Group Inc.	3,988,600	6,780,274
MS&AD Insurance Group Holdings Inc.	103,600	2,759,757
Murata Manufacturing Co. Ltd.	51,800	5,859,670
NEC Corp.	592,000	1,545,220
Nidec Corp.	52,100	3,486,674

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
Nippon Steel & Sumitomo Metal Corp.	155,734	$2,734,816
Nippon Telegraph & Telephone Corp.	207,200	8,605,308
Nissan Motor Co. Ltd.	518,000	5,048,858
Nitto Denko Corp.	51,800	2,918,497
Nomura Holdings Inc.	649,200	3,485,566
NTT DOCOMO Inc.	282,820	5,903,326
Olympus Corp.	51,800	1,985,314
ORIX Corp.	385,700	5,373,007
Panasonic Corp.	414,400	3,813,171
Rakuten Inc.[b]	259,000	2,628,187
Resona Holdings Inc.	518,000	2,342,585
SBI Holdings Inc./Japan	128,330	1,259,291
Secom Co. Ltd.	51,800	3,557,733
Seven & I Holdings Co. Ltd.	207,200	9,091,367
Seven Bank Ltd.	621,600	2,608,291
Shin-Etsu Chemical Co. Ltd.	103,600	5,203,747
SoftBank Group Corp.	155,400	6,758,196
Sony Corp.	207,200	4,318,057
Sumitomo Chemical Co. Ltd.	518,000	2,580,052
Sumitomo Corp.	385,700	3,784,840
Sumitomo Electric Industries Ltd.	385,700	4,981,142
Sumitomo Mitsui Financial Group Inc.	207,200	6,811,680
Sumitomo Mitsui Trust Holdings Inc.	1,036,080	3,250,346
Suzuki Motor Corp.	103,600	3,128,581
T&D Holdings Inc.	179,300	2,010,488
Takeda Pharmaceutical Co. Ltd.	155,400	7,410,269
TDK Corp.	51,800	2,785,429
Terumo Corp.	155,400	4,852,038
Tohoku Electric Power Co. Inc.	207,200	2,563,793
Tokio Marine Holdings Inc.	207,200	7,270,356
Tokyo Electric Power Co. Inc.[b]	310,800	1,540,330
Tokyo Electron Ltd.	51,800	3,197,895
Tokyo Gas Co. Ltd.	518,000	2,351,570
Toray Industries Inc.	518,000	4,353,570
Toshiba Corp.[b]	1,036,000	1,702,920
Toyota Motor Corp.	518,000	30,806,592
USS Co. Ltd.	207,200	3,126,869

		428,060,102
MALAYSIA — 0.34%
AirAsia Bhd[a]	1,346,800	460,278

Security	Shares	Value
Alliance Financial Group Bhd	984,200	$807,731
Axiata Group Bhd[a]	111,800	150,950
Berjaya Sports Toto Bhd	106,746	80,413
Bumi Armada Bhd[b]	2,693,600	674,210
CIMB Group Holdings Bhd[a]	785,900	784,954
DiGi.Com Bhd[a]	828,800	973,416
Gamuda Bhd[a]	219,900	241,864
Genting Bhd	104,000	197,237
Genting Plantations Bhd[a]	207,200	570,486
Hong Leong Bank Bhd[a]	127,900	402,631
Hong Leong Financial Group Bhd	259,000	860,217
IHH Healthcare Bhd[a]	1,450,400	2,289,922
IJM Corp. Bhd[a]	414,420	344,103
IOI Corp. Bhd[a]	103,600	120,929
IOI Properties Group Bhd	466,215	238,998
Kuala Lumpur Kepong Bhd[a]	52,000	299,110
Lafarge Malaysia Bhd	310,800	688,173
Malayan Banking Bhd	185,700	383,467
Malaysia Airports Holdings Bhd	310,800	433,848
Maxis Bhd[a]	520,000	715,860
Petronas Chemicals Group Bhd	104,000	179,966
Petronas Gas Bhd	155,400	855,729
PPB Group Bhd	207,200	826,805
Public Bank Bhd	396,970	1,757,942
RHB Capital Bhd	155,400	203,834
Sapurakencana Petroleum Bhd[a]	1,864,800	843,760
Telekom Malaysia Bhd[a]	673,400	1,053,454
Tenaga Nasional Bhd	207,200	678,200
YTL Corp. Bhd	540,133	202,794
YTL Power International Bhd[a]	1,029,990	364,401

		18,685,682
MEXICO — 0.42%
Alfa SAB de CV	895,400	1,661,895
America Movil SAB de CV	5,283,600	3,719,627
Cemex SAB de CV CPO[b]	3,315,882	1,496,621
Fomento Economico Mexicano SAB de CV	621,600	5,878,389
Gentera SAB de CV	466,200	832,438
Grupo Financiero Banorte SAB de CV	466,200	2,428,287
Grupo Mexico SAB de CV Series B	673,428	1,303,654
Grupo Televisa SAB	414,400	2,192,463
Mexichem SAB de CVa	259,047	533,557

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
Wal-Mart de Mexico SAB de CV	1,243,200	$3,118,991

		23,165,922
NETHERLANDS — 1.13%
Aegon NV	220,790	1,242,549
Akzo Nobel NV	67,570	4,318,850
Altice NV Class Aa,b	24,346	348,789
Altice NV Class Bb	12,950	190,921
ASML Holding NV	56,510	5,149,769
Fiat Chrysler Automobiles NVa	181,749	1,259,617
Gemalto NV	15,540	930,881
Heineken NV	49,728	4,305,729
ING Groep NV CVA	590,039	6,764,394
Koninklijke Ahold NV	197,231	4,444,341
Koninklijke DSM NV	26,065	1,255,625
Koninklijke KPN NV	715,358	2,754,854
Koninklijke Philips NV	203,692	5,398,817
Mylan NVb	69,412	3,657,318
RELX NV	413,434	6,873,627
TNT Express NV	133,644	1,137,787
Unilever NV CVA	219,202	9,698,595
Wolters Kluwer NV	52,318	1,774,178

		61,506,641
NEW ZEALAND — 0.02%
Auckland International Airport Ltd.	295,549	1,061,272
Contact Energy Ltd.	68,376	203,501

		1,264,773
NORWAY — 0.21%
DNB ASA	161,616	1,929,544
Orkla ASA	488,192	3,921,131
Statoil ASA	110,913	1,504,655
Telenor ASA	209,790	3,384,466
Yara International ASA	16,009	599,811

		11,339,607
PERU — 0.05%
Credicorp Ltd.	17,273	1,750,791
Southern Copper Corp.[a]	38,369	994,525

		2,745,316
PHILIPPINES — 0.18%
Aboitiz Equity Ventures Inc.	397,450	487,950
Aboitiz Power Corp.	1,314,500	1,147,601
Alliance Global Group Inc.	984,200	305,691
Ayala Land Inc.	1,398,600	921,638
Bank of the Philippine Islands	727,449	1,338,109

Security	Shares	Value
BDO Unibank Inc.	782,182	$1,674,345
International Container Terminal Services Inc.	135,520	172,920
Jollibee Foods Corp.	410,090	1,766,012
Metropolitan Bank & Trust Co.	196,957	293,472
Philippine Long Distance Telephone Co.	10,410	484,999
SM Prime Holdings Inc.	2,551,325	1,132,435

		9,725,172
POLAND — 0.12%
Alior Bank SAb	31,598	465,934
Bank Handlowy w Warszawie SA	18,305	335,203
Bank Millennium SAb	689,458	911,948
Bank Pekao SA	19,166	642,693
CCC SA	1,554	45,354
Cyfrowy Polsat SAb	137,270	723,243
Eurocash SA	23,310	314,032
KGHM Polska Miedz SA	29,657	417,699
mBank SAb	8,288	639,483
Polski Koncern Naftowy ORLEN SA	18,648	284,341
Powszechna Kasa Oszczednosci Bank Polski SAb	178,588	1,078,295
Synthos SA	836,239	790,653

		6,648,878
PORTUGAL — 0.09%
Banco Comercial Portugues SA Registered[a,b]	1,974,098	83,093
Banco Espirito Santo SA Registered[b]	1	—
EDP – Energias de Portugal SA	855,650	2,978,478
Jeronimo Martins SGPS SA	139,860	1,943,148

		5,004,719
QATAR — 0.09%
Ezdan Holding Group QSC	75,628	276,291
Masraf Al Rayan QSC	174,048	1,613,526
Ooredoo QSC	33,670	726,015
Qatar Insurance Co. SAQ	28,490	656,580
Qatar National Bank SAQ	35,224	1,585,808
Vodafone Qatar QSC	84,434	242,363

		5,100,583

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
RUSSIA — 0.33%
Lukoil PJSC ADR	85,632	$2,904,637
Magnit PJSC GDR[d]	101,010	3,944,441
MMC Norilsk Nickel PJSC ADR	54,502	628,408
Mobile TeleSystems PJSC ADR	320,003	2,240,021
Novatek OAO GDR[d]	43,794	3,768,474
Surgutneftegas OAO ADR	231,781	1,122,747
Tatneft PAO ADR	122,688	3,312,576

		17,921,304
SINGAPORE — 0.41%
Ascendas REIT[a]	1,668,237	2,719,251
CapitaLand Ltd.[a]	2,072,000	4,469,220
CapitaLand Mall Trust[a]	1,554,000	2,172,740
Genting Singapore PLC	1,554,000	769,739
Global Logistic Properties Ltd.[a]	777,000	922,596
Hutchison Port Holdings Trust[a]	1,554,000	738,150
Keppel Corp. Ltd.[a]	470,600	1,659,813
Noble Group Ltd.[a]	2,538,200	552,829
Oversea-Chinese Banking Corp. Ltd.[a]	466,200	2,594,185
Singapore Press Holdings Ltd.[a]	236,000	590,290
Singapore Telecommunications Ltd.[a]	2,021,200	4,984,481

		22,173,294
SOUTH AFRICA — 0.63%
Barclays Africa Group Ltd.	6,953	62,953
Barloworld Ltd.	59,582	264,896
Brait SEa,b	96,866	1,001,863
Capitec Bank Holdings Ltd.[a]	15,022	454,439
FirstRand Ltd.	1,356,124	3,814,205
Fortress Income Fund Ltd.	214,970	466,444
Gold Fields Ltd.	19,166	64,248
Growthpoint Properties Ltd.	632,478	906,552
MMI Holdings Ltd./South Africa	262,119	373,231
Mr. Price Group Ltd.	108,780	1,116,671
MTN Group Ltd.	278,693	2,445,137
Naspers Ltd. Class N	80,290	10,079,172
PSG Group Ltd.	38,332	439,130
Redefine Properties Ltd.	1,313,130	784,575
Sanlam Ltd.	966,236	3,524,635
Sappi Ltd.[b]	376,068	1,704,842
Sasol Ltd.	103,687	2,725,860
Standard Bank Group Ltd.	434,630	3,067,285

Security	Shares	Value
Woolworths Holdings Ltd./South Africa	237,244	$1,395,114

		34,691,252
SOUTH KOREA — 1.52%
AmorePacific Corp.[b]	8,806	2,978,424
AmorePacific Group[b]	12,950	1,604,033
BGF retail Co. Ltd.[b]	3,626	650,254
BNK Financial Group Inc.[b]	31,598	236,939
Celltrion Inc.[a,b]	20,292	1,897,350
CJ CheilJedang Corp.[b]	3,626	1,244,557
CJ Corp.[b]	2,072	508,106
CJ E&M Corp.[b]	5,180	397,930
Coway Co. Ltd.[b]	8,598	699,229
Daelim Industrial Co. Ltd.[b]	3,951	257,051
DGB Financial Group Inc.[b]	25,698	190,983
Doosan Heavy Industries & Construction Co. Ltd.[a,b]	35,742	500,847
GS Engineering & Construction Corp.[a,b]	44,030	929,151
GS Retail Co. Ltd.[b]	8,288	452,802
Hana Financial Group Inc.	40,179	717,183
Hankook Tire Co. Ltd.[b]	11,914	463,085
Hanmi Pharm Co. Ltd.[a,b]	1,587	927,923
Hanmi Science Co. Ltd.[a,b]	4,761	621,483
Hanssem Co. Ltd.[b]	3,108	705,126
Hanwha Chemical Corp.[b]	2,590	56,276
Hanwha Corp.[b]	57,498	1,748,104
Hyundai Department Store Co. Ltd.[b]	2,112	225,487
Hyundai Development Co.- Engineering & Construction[b]	8,806	330,528
Hyundai Engineering & Construction Co. Ltd.[b]	11,850	362,745
Hyundai Glovis Co. Ltd.[b]	4,144	705,126
Hyundai Heavy Industries Co. Ltd.[a,b]	15,540	1,192,493
Hyundai Marine & Fire Insurance Co. Ltd.[b]	9,192	248,028
Hyundai Mobis Co. Ltd.[b]	9,324	2,010,388
Hyundai Motor Co.	24,810	2,752,298
Hyundai Steel Co.	7,770	316,594
Hyundai Wia Corp.[b]	2,590	226,833
Kakao Corp.[b]	3,108	283,347
KB Financial Group Inc.[b]	59,445	1,514,759
KCC Corp.	3,108	1,134,165

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
Kia Motors Corp.	35,742	$1,346,027
Korea Aerospace Industries Ltd.[a,b]	37,814	2,233,073
Korea Electric Power Corp.[b]	40,922	1,795,393
Korea Zinc Co. Ltd.[b]	2,072	753,517
KT Corp.	49,140	1,116,911
KT&G Corp.	17,612	1,520,429
LG Chem Ltd.	7,252	1,787,444
LG Corp.[b]	12,886	792,141
LG Display Co. Ltd.	35,860	655,046
LG Electronics Inc.	18,648	900,592
LG Household & Health Care Ltd.	1,036	856,348
Lotte Chemical Corp.[b]	8,288	1,901,076
Lotte Confectionery Co. Ltd.[b]	454	915,649
Lotte Shopping Co. Ltd.[b]	2,072	409,595
Mirae Asset Securities Co. Ltd.[b]	3,108	48,866
NAVER Corp.	4,144	2,170,683
NCsoft Corp.	2,590	506,594
OCI Co. Ltd.[a,b]	15,540	859,373
Orion Corp./Republic of Korea[b]	530	455,334
Ottogi Corp.[b]	518	610,937
POSCO	10,332	1,538,295
S-1 Corp.	2,072	176,282
Samsung C&T Corp.	9,794	1,217,204
Samsung Electronics Co. Ltd.	17,612	16,893,653
Samsung Fire & Marine Insurance Co. Ltd.	5,698	1,416,302
Samsung Heavy Industries Co. Ltd.[b]	22,885	199,473
Samsung SDI Co. Ltd.	8,405	655,490
Samsung SDS Co. Ltd.	1,554	287,106
Samsung Securities Co. Ltd.[b]	8,806	276,175
Shinhan Financial Group Co. Ltd.[b]	59,355	1,911,004
Shinsegae Co. Ltd.	518	91,813
SK Holdings Co. Ltd.[b]	7,770	1,529,502
SK Hynix Inc.	92,722	2,111,361
SK Innovation Co. Ltd.[b]	24,864	2,716,810
SK Telecom Co. Ltd.	6,734	1,173,914
Woori Bank	49,210	361,204

		83,280,243
SPAIN — 1.04%
ACS Actividades de Construccion y Servicios SA	90,030	2,270,789

Security	Shares	Value
Amadeus IT Holding SA Class A	75,628	$3,069,974
Banco Bilbao Vizcaya Argentaria SA	943,257	6,017,758
Banco de Sabadell SA	1,389,671	2,502,145
Banco Popular Espanol SA	680,688	1,825,878
Banco Santander SA	1,902,100	8,098,886
Bankia SA	1,271,172	1,257,181
Distribuidora Internacional de Alimentacion SA	155,918	834,613
Ferrovial SA	96,564	2,103,847
Grifols SA	103,974	2,155,034
Iberdrola SA	898,211	6,266,869
Industria de Diseno Textil SA	233,618	7,630,354
International Consolidated Airlines Group SA	319,088	2,442,433
Red Electrica Corp. SA	12,804	1,030,641
Repsol SA	276,996	2,844,975
Telefonica SA	642,130	6,724,434

		57,075,811
SWEDEN — 0.93%
Atlas Copco AB Class A	290,080	6,183,899
Boliden AB	114,996	1,589,167
Hennes & Mauritz AB Class B	190,865	6,219,008
Hexagon AB Class B	31,519	1,043,901
Investor AB Class B	76,372	2,544,561
Lundin Petroleum ABa,b	67,340	962,791
Millicom International Cellular SA SDR	7,027	308,780
Nordea Bank AB	571,355	5,723,578
Sandvik AB	319,088	2,651,330
Skandinaviska Enskilda Banken AB Class A	253,171	2,429,865
SKF AB Class B	66,165	1,004,634
Svenska Handelsbanken AB Class A	493,654	6,177,187
Swedbank AB Class A	150,738	3,148,377
Telefonaktiebolaget LM Ericsson Class B	602,035	5,293,726
TeliaSonera AB	393,112	1,848,898
Volvo AB Class B	379,983	3,436,484

		50,566,186
SWITZERLAND — 3.26%
ABB Ltd. Registered	377,224	6,468,380
Actelion Ltd. Registered	30,044	3,931,977

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
Adecco SA Registered	25,382	$1,548,212
Aryzta AG	15,540	708,259
Barry Callebaut AG Registered[a]	1,554	1,772,923
Cie. Financiere Richemont SA Class A Registered	97,542	6,306,697
Credit Suisse Group AG Registered	261,796	4,598,964
Galenica AG Registered	1,554	2,161,177
Geberit AG Registered	6,216	2,194,846
Givaudan SA Registered	2,590	4,820,309
Julius Baer Group Ltd.	69,933	2,951,839
Kuehne + Nagel International AG Registered	4,144	545,982
LafargeHolcim Ltd. Registered	74,610	3,125,224
Lonza Group AG Registered	26,418	4,029,799
Nestle SA Registered	516,964	37,940,461
Novartis AG Registered	354,312	27,144,383
Qihoo 360 Technology Co. Ltd. ADR[a,b]	7,252	520,041
Roche Holding AG	113,960	29,350,553
Schindler Holding AG Participation Certificates	3,626	553,464
Schindler Holding AG Registered	4,144	636,979
SGS SA Registered	1,036	2,004,966
Sonova Holding AG Registered	4,662	557,811
Sulzer AG Registered[a]	6,734	612,839
Swatch Group AG (The) Bearer[a]	6,216	2,113,555
Swiss Prime Site AG Registered	9,842	785,708
Swiss Re AG	71,050	6,573,503
Swisscom AG Registered	3,626	1,795,925
Syngenta AG Registered	17,337	6,360,199
UBS Group AG	558,879	9,179,655
Weatherford International PLC[b]	227,920	1,536,181
Zurich Insurance Group AG	22,818	5,028,355

		177,859,166
TAIWAN — 1.22%
Acer Inc.[b]	2,590,000	889,554
Advanced Semiconductor Engineering Inc.	3,108,524	3,310,164
Chang Hwa Commercial Bank Ltd.	2,415,276	1,206,280
China Airlines Ltd.[b]	3,626,000	1,234,499

Security	Shares	Value
China Development Financial Holding Corp.	2,112,000	$513,785
China Steel Corp.	1,595,305	847,001
Chunghwa Telecom Co. Ltd.	1,554,140	4,778,383
CTBC Financial Holding Co. Ltd.	1,464,984	707,499
E.Sun Financial Holding Co. Ltd.	729,835	387,494
EVA Airways Corp.[b]	2,601,581	1,369,561
Far EasTone Telecommunications Co. Ltd.	518,000	1,067,465
First Financial Holding Co. Ltd.	1,033,409	472,725
Formosa Plastics Corp.	536,160	1,230,333
Formosa Taffeta Co. Ltd.	518,000	458,373
Highwealth Construction Corp.	518,000	513,533
Hon Hai Precision Industry Co. Ltd.	2,458,091	5,765,961
Hua Nan Financial Holdings Co. Ltd.	2,422,166	1,089,838
Inotera Memories Inc.[b]	1,036,000	882,562
MediaTek Inc.	518,000	3,379,527
Mega Financial Holding Co. Ltd.	1,111,287	718,357
Nan Ya Plastics Corp.	523,830	916,064
Phison Electronics Corp.	518,000	3,729,134
Siliconware Precision Industries Co. Ltd.	915,454	1,408,708
SinoPac Financial Holdings Co. Ltd.	1,223,475	335,435
Taishin Financial Holding Co. Ltd.	1,056,043	345,283
Taiwan Business Bank[b]	7,254,753	1,756,156
Taiwan Cooperative Financial Holding Co. Ltd.	3,675,451	1,526,959
Taiwan Mobile Co. Ltd.	518,000	1,552,252
Taiwan Semiconductor Manufacturing Co. Ltd.	4,662,000	19,857,638
Uni-President Enterprises Corp.	1,240,600	2,054,177
United Microelectronics Corp.	5,698,000	2,179,213

		66,483,913
THAILAND — 0.16%
Bangkok Dusit Medical Services PCL NVDR	2,538,200	1,562,734
BEC World PCL NVDR[a]	932,400	782,817
Central Pattana PCL NVDR	1,320,500	1,653,743

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
Charoen Pokphand Foods PCL NVDR	1,968,400	$1,074,198
Energy Absolute PCL NVDR[a]	1,087,800	678,876
Glow Energy PCL NVDR	592,100	1,267,632
Indorama Ventures PCL NVDR	2,123,833	1,248,177
Kasikornbank PCL NVDR	51,823	245,827

		8,514,004
TURKEY — 0.16%
Akbank TAS	268,324	651,829
Anadolu Efes Biracilik ve Malt Sanayii AS	70,666	436,686
Arcelik AS	102,655	534,475
BIM Birlesik Magazalar AS	42,802	722,489
Coca-Cola Icecek AS	43,070	477,012
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	945,350	824,057
TAV Havalimanlari Holding AS	107,065	633,039
Turk Hava Yollari AOa,b	398,947	985,321
Turkiye Garanti Bankasi AS	492,100	1,235,342
Turkiye Halk Bankasi AS	107,744	370,583
Turkiye Is Bankasi Class C	198,912	310,490
Turkiye Sise ve Cam Fabrikalari AS	760,156	767,925
Turkiye Vakiflar Bankasi Tao Class Da	469,308	597,784

		8,547,032
UNITED ARAB EMIRATES — 0.08%
Abu Dhabi Commercial Bank PJSC	166,796	272,465
Aldar Properties PJSC	1,883,448	1,128,105
Arabtec Holding PJSC[b]	787,632	255,178
DP World Ltd.	56,203	975,122
Dubai Financial Market PJSC	1,527,920	474,219
Emaar Properties PJSC	837,606	1,115,120

		4,220,209
UNITED KINGDOM — 6.69%
3i Group PLC	543,897	3,410,109
Aggreko PLC	37,421	452,787
Amec Foster Wheeler PLC	34,188	199,851
Anglo American PLC	178,915	704,143
Antofagasta PLC	18,305	98,721
ARM Holdings PLC	224,294	3,159,339
AstraZeneca PLC	219,214	13,954,109
Auto Trader Group PLC[c]	318,052	1,766,279
Aviva PLC	479,767	3,272,082

Security	Shares	Value
BAE Systems PLC	642,370	$4,701,802
Barclays PLC	2,482,051	6,548,668
BG Group PLC	506,843	7,581,400
BHP Billiton PLC	300,958	2,887,612
BP PLC	2,783,732	14,851,151
British American Tobacco PLC	299,404	16,550,738
British Land Co. PLC (The)	437,726	4,594,766
BT Group PLC	1,335,937	9,188,037
Burberry Group PLC	67,340	1,141,485
Capita PLC	59,570	992,876
Carnival PLC	67,177	3,316,112
Centrica PLC	1,218,336	3,539,373
Compass Group PLC	434,602	7,416,290
Diageo PLC	351,312	9,391,144
Experian PLC	400,414	6,759,049
Fresnillo PLC	119,658	1,225,486
GlaxoSmithKline PLC	800,390	16,337,734
Glencore PLC	1,432,797	1,818,612
HSBC Holdings PLC	3,018,382	21,078,194
Imperial Tobacco Group PLC	156,048	8,380,466
Inmarsat PLC	211,862	3,305,789
Intertek Group PLC	12,950	519,859
J Sainsbury PLC	561,021	1,950,526
Johnson Matthey PLC	93,453	3,267,680
Kingfisher PLC	215,488	996,789
Land Securities Group PLC	286,596	4,451,574
Legal & General Group PLC	1,836,064	6,341,853
Lloyds Banking Group PLC	7,490,726	6,955,515
Marks & Spencer Group PLC	563,085	3,387,440
National Grid PLC	636,111	8,895,105
Next PLC	21,238	2,086,233
Old Mutual PLC	1,654,207	3,981,998
Pearson PLC	247,840	2,773,817
Petrofac Ltd.	52,318	587,397
Prudential PLC	446,743	8,665,916
Randgold Resources Ltd.	41,958	2,956,230
Reckitt Benckiser Group PLC	94,399	8,347,637
RELX PLC	426,374	7,439,182
Rio Tinto PLC	198,912	4,836,166
Rolls-Royce Holdings PLC	435,638	3,429,637
Royal Bank of Scotland Group PLC[b]	316,787	1,135,539
Royal Dutch Shell PLC Class A	538,202	11,589,013
Royal Dutch Shell PLC Class B	386,651	8,342,145
SABMiller PLC	180,524	10,710,266

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
Severn Trent PLC	23,310	$723,798
Shire PLC	122,766	6,809,014
Sky PLC	210,875	3,236,545
Smith & Nephew PLC	278,311	4,587,392
SSE PLC	215,558	4,433,651
Standard Chartered PLC	467,278	3,121,948
Standard Life PLC	794,363	4,095,932
Tate & Lyle PLC	50,246	445,819
Taylor Wimpey PLC	668,738	1,825,116
Tesco PLC[b]	1,254,625	3,085,975
Unilever PLC	230,078	10,068,381
United Utilities Group PLC	16,058	217,874
Vedanta Ltd. ADR	234,136	1,027,857
Vodafone Group PLC	4,476,906	14,218,750
Weir Group PLC (The)	52,836	648,299
Wm Morrison Supermarkets PLC	712,768	1,764,302
Wolseley PLC	89,337	4,388,471
WPP PLC	382,001	8,220,144

		365,190,989
UNITED STATES — 52.76%
3M Co.	116,071	17,526,721
Abbott Laboratories	237,302	8,981,881
AbbVie Inc.	247,086	13,565,021
Accenture PLC Class A	125,356	13,230,072
Activision Blizzard Inc.	87,024	3,030,176
Adobe Systems Inc.[b]	118,104	10,526,610
ADT Corp. (The)[a]	64,512	1,908,265
Advance Auto Parts Inc.	15,022	2,284,095
AES Corp./VA	275,215	2,614,542
Aetna Inc.	56,462	5,750,090
Aflac Inc.	83,050	4,813,578
AGCO Corp.	26,079	1,271,873
Agilent Technologies Inc.	31,080	1,170,162
Air Products & Chemicals Inc.	53,354	6,760,485
Akamai Technologies Inc.[b]	38,945	1,776,671
Alcoa Inc.	170,496	1,242,916
Alexion Pharmaceuticals Inc.[b]	35,742	5,215,830
Alleghany Corp.[b]	2,072	990,250
Allergan PLC[b]	59,396	16,894,004
Alliant Energy Corp.	16,576	1,083,076
Allstate Corp. (The)	112,975	6,846,285
Alphabet Inc. Class Ab	46,620	35,494,137
Alphabet Inc. Class Cb	46,102	34,251,481
Altria Group Inc.	331,520	20,259,187

Security	Shares	Value
Amazon.com Inc.[b]	64,232	$37,704,184
Ameren Corp.	31,509	1,415,384
American Electric Power Co. Inc.	122,263	7,454,375
American Express Co.	155,016	8,293,356
American International Group Inc.	235,402	13,295,505
American Tower Corp.	106,708	10,066,833
American Water Works Co. Inc.	45,584	2,958,857
Ameriprise Financial Inc.	36,260	3,286,969
AmerisourceBergen Corp.	21,238	1,902,075
AMETEK Inc.	17,094	804,273
Amgen Inc.	118,104	18,038,024
Amphenol Corp. Class A	32,116	1,591,990
Anadarko Petroleum Corp.	89,239	3,488,353
Annaly Capital Management Inc.	212,898	2,022,531
Anthem Inc.	56,033	7,311,746
Apache Corp.	60,614	2,578,520
Apple Inc.	921,474	89,696,279
Applied Materials Inc.	291,727	5,148,982
Archer-Daniels-Midland Co.	118,135	4,176,072
AT&T Inc.	950,530	34,276,112
Autodesk Inc.[b]	31,598	1,479,418
Automatic Data Processing Inc.	127,428	10,587,993
AutoZone Inc.[b]	3,626	2,782,556
Avago Technologies Ltd.	49,210	6,579,869
AvalonBay Communities Inc.	17,612	3,020,282
Baker Hughes Inc.	75,826	3,299,189
Bank of America Corp.	1,636,393	23,138,597
Bank of New York Mellon Corp. (The)	178,749	6,474,289
Baxalta Inc.	25,452	1,018,335
Baxter International Inc.	90,720	3,320,352
BB&T Corp.	158,112	5,163,938
Becton Dickinson and Co.	46,344	6,737,027
Bed Bath & Beyond Inc.[a,b]	57,498	2,482,189
Berkshire Hathaway Inc. Class Bb	190,624	24,737,276
Best Buy Co. Inc.	66,304	1,851,871
Biogen Inc.[b]	41,958	11,457,051
BlackRock Inc.[e]	15,209	4,779,580
Boeing Co. (The)	109,816	13,192,196
BorgWarner Inc.	11,914	349,795
Boston Properties Inc.	32,857	3,818,312

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
Boston Scientific Corp.[b]	339,960	$5,959,499
Bristol-Myers Squibb Co.	289,208	17,977,169
Broadcom Corp. Class A	52,318	2,860,225
Brown-Forman Corp. Class B	6,734	658,855
Bunge Ltd.	7,985	495,150
CA Inc.	150,220	4,315,821
Cablevision Systems Corp. Class A	53,354	1,702,526
Cabot Oil & Gas Corp.	79,772	1,655,269
Calpine Corp.[b]	57,498	880,294
Cameron International Corp.[b]	32,116	2,108,737
Capital One Financial Corp.	89,239	5,855,863
Cardinal Health Inc.	81,485	6,630,434
CarMax Inc.[a,b]	31,080	1,373,114
Carnival Corp.	97,960	4,714,815
Caterpillar Inc.	91,303	5,682,699
CBRE Group Inc. Class Ab	51,800	1,448,846
CBS Corp. Class B NVS	137,270	6,520,325
Celanese Corp. Series A	16,058	1,022,413
Celgene Corp.[b]	128,464	12,887,508
CenturyLink Inc.	101,231	2,573,292
Cerner Corp.[a,b]	30,562	1,772,902
CF Industries Holdings Inc.	37,296	1,118,880
CH Robinson Worldwide Inc.	55,426	3,589,942
Charles Schwab Corp. (The)	259,738	6,631,111
Cheniere Energy Inc.[b]	46,620	1,400,931
Chesapeake Energy Corp.[a]	124,082	420,638
Chevron Corp.	282,172	24,399,413
Chipotle Mexican Grill Inc.[b]	5,180	2,346,385
Chubb Ltd.	74,145	8,383,575
Church & Dwight Co. Inc.	32,753	2,751,252
Cigna Corp.	60,606	8,096,962
Cisco Systems Inc.	816,368	19,421,395
CIT Group Inc.	29,407	863,095
Citigroup Inc.	481,831	20,516,364
Citrix Systems Inc.[b]	29,526	2,080,402
Clorox Co. (The)	23,465	3,028,158
CME Group Inc./IL	50,887	4,572,197
CMS Energy Corp.	42,476	1,651,467
Coach Inc.	63,196	2,341,412
Coca-Cola Co. (The)	616,450	26,458,034
Coca-Cola Enterprises Inc.	34,188	1,587,007
Cognizant Technology Solutions Corp. Class Ab	141,414	8,952,920
Colgate-Palmolive Co.	164,744	11,125,162

Security	Shares	Value
Columbia Pipeline Group Inc.	45,066	$835,974
Comcast Corp. Class A	426,314	23,749,953
Comerica Inc.	48,692	1,670,136
ConAgra Foods Inc.	159,574	6,644,661
Concho Resources Inc.[b]	23,828	2,266,758
ConocoPhillips	181,112	7,077,857
Consolidated Edison Inc.	39,977	2,774,004
Constellation Brands Inc. Class A	29,526	4,502,124
Core Laboratories NV	10,360	1,019,424
Corning Inc.	284,503	5,294,601
Costco Wholesale Corp.	79,954	12,082,648
CR Bard Inc.	32,634	5,980,833
Crown Castle International Corp.	39,886	3,438,173
CSX Corp.	210,308	4,841,290
Cummins Inc.	29,657	2,665,868
CVS Health Corp.	171,059	16,522,589
Danaher Corp.	135,408	11,733,103
Deere & Co.	63,442	4,885,668
Delphi Automotive PLC	47,138	3,061,142
Delta Air Lines Inc.	45,189	2,001,421
Devon Energy Corp.	74,794	2,086,753
Discover Financial Services	50,246	2,300,764
Dollar General Corp.	33,670	2,527,270
Dollar Tree Inc.[b]	35,742	2,906,539
Dominion Resources Inc./VA	122,248	8,822,638
Dover Corp.	72,184	4,219,155
Dow Chemical Co. (The)	165,336	6,944,112
DR Horton Inc.	98,420	2,707,534
Dr Pepper Snapple Group Inc.	67,570	6,340,769
DTE Energy Co.	11,914	1,012,809
Duke Energy Corp.	133,644	10,063,393
Duke Realty Corp.	53,872	1,084,443
Eaton Corp. PLC	116,032	5,860,776
eBay Inc.[b]	193,961	4,550,325
Ecolab Inc.	51,800	5,587,666
Edgewell Personal Care Co.	8,128	601,553
Edison International	98,527	6,088,969
Edwards Lifesciences Corp.[b]	30,044	2,349,741
EI du Pont de Nemours & Co.	142,632	7,525,264
Electronic Arts Inc.[b]	96,348	6,218,782
Eli Lilly & Co.	165,336	13,078,078
EMC Corp./MA	360,010	8,917,448
Emerson Electric Co.	97,495	4,482,820

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
Ensco PLC Class A	55,944	$547,132
Entergy Corp.	47,198	3,331,235
EOG Resources Inc.	104,716	7,436,930
EQT Corp.	24,864	1,535,103
Equinix Inc.[a]	12,234	3,799,513
Equity Residential	55,944	4,312,723
Estee Lauder Companies Inc. (The) Class A	25,382	2,163,816
Eversource Energy	36,024	1,938,091
Exelon Corp.	150,738	4,457,323
Expedia Inc.	18,648	1,884,194
Expeditors International of Washington Inc.	88,578	3,996,639
Express Scripts Holding Co.[b]	135,716	9,753,909
Exxon Mobil Corp.	655,182	51,005,919
F5 Networks Inc.[b]	18,305	1,716,643
Facebook Inc. Class Ab	330,484	37,083,610
Fastenal Co.	29,526	1,197,575
Federal Realty Investment Trust	10,360	1,562,599
FedEx Corp.	58,550	7,780,124
Fifth Third Bancorp.	190,865	3,015,667
FireEye Inc.[a,b]	33,670	474,410
First Republic Bank/CA	46,620	3,170,160
FirstEnergy Corp.	88,578	2,928,389
Fluor Corp.	59,800	2,684,422
FMC Technologies Inc.[b]	33,670	846,801
FNF Group	45,936	1,487,408
Ford Motor Co.	521,808	6,230,388
Franklin Resources Inc.	141,594	4,907,648
Freeport-McMoRan Inc.[a]	224,812	1,034,135
Frontier Communications Corp.	155,016	705,323
Gap Inc. (The)	98,938	2,445,747
General Dynamics Corp.	56,566	7,566,834
General Electric Co.	1,464,147	42,606,678
General Growth Properties Inc.	61,233	1,716,973
General Mills Inc.	118,104	6,674,057
General Motors Co.	166,154	4,924,805
Gilead Sciences Inc.	232,064	19,261,312
Goldman Sachs Group Inc. (The)	80,808	13,055,340
Halliburton Co.	167,400	5,321,646
Harley-Davidson Inc.	29,657	1,186,280
Harris Corp.	11,089	964,410
Hartford Financial Services Group Inc. (The)	69,998	2,812,520

Security	Shares	Value
HCA Holdings Inc.[b]	45,260	$3,149,191
HCP Inc.	64,232	2,308,498
Helmerich & Payne Inc.	15,540	789,432
Hershey Co. (The)	17,324	1,526,418
Hertz Global Holdings Inc.[b]	79,772	724,330
Hess Corp.	56,486	2,400,655
Hewlett Packard Enterprise Co.	328,608	4,521,646
HollyFrontier Corp.	43,512	1,521,615
Home Depot Inc. (The)	226,884	28,532,932
Honeywell International Inc.	107,815	11,126,508
Hormel Foods Corp.	22,274	1,791,052
Host Hotels & Resorts Inc.	79,254	1,097,668
HP Inc.	328,608	3,190,784
Humana Inc.	23,978	3,903,379
Illinois Tool Works Inc.	104,118	9,377,908
Illumina Inc.[b]	24,864	3,927,269
Incyte Corp.[b]	26,418	1,864,054
Ingersoll-Rand PLC	94,371	4,857,275
Intel Corp.	773,892	24,006,130
International Business Machines Corp.	145,040	18,099,542
International Paper Co.	140,568	4,808,831
Intuit Inc.	54,908	5,244,263
Intuitive Surgical Inc.[b]	5,698	3,081,763
Jacobs Engineering Group Inc.[b]	66,538	2,610,286
JM Smucker Co. (The)	17,273	2,216,471
Johnson & Johnson	439,664	45,918,508
Johnson Controls Inc.	146,594	5,258,327
JPMorgan Chase & Co.	625,226	37,200,947
Juniper Networks Inc.	118,135	2,787,986
Kansas City Southern	16,308	1,155,911
Kellogg Co.	75,110	5,516,078
Keurig Green Mountain Inc.	22,792	2,034,186
KeyCorp	109,591	1,223,036
Kimberly-Clark Corp.	69,582	8,935,720
Kimco Realty Corp.	37,814	1,028,163
Kinder Morgan Inc./DE	297,850	4,899,632
KLA-Tencor Corp.	14,504	971,623
Kohl’s Corp.	53,354	2,654,361
Kraft Heinz Co. (The)	81,447	6,357,753
Kroger Co. (The)	209,272	8,121,846
L Brands Inc.	35,742	3,436,593
L-3 Communications Holdings Inc.	42,476	4,962,896

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
Laboratory Corp. of America Holdings[b]	35,742	$4,015,614
Las Vegas Sands Corp.	56,486	2,547,519
Legg Mason Inc.	73,762	2,258,592
Level 3 Communications Inc.[b]	39,886	1,946,836
Liberty Global PLC Series Ab	59,052	2,031,979
Liberty Global PLC Series C NVS[b]	61,124	2,036,040
Liberty Interactive Corp. QVC Group Series Ab	67,570	1,760,874
Lincoln National Corp.	67,570	2,666,312
LinkedIn Corp. Class Ab	19,684	3,895,660
LKQ Corp.[b]	59,052	1,618,025
Lockheed Martin Corp.	55,978	11,811,358
Lowe’s Companies Inc.	194,250	13,919,955
lululemon athletica Inc.[a,b]	24,346	1,511,156
LyondellBasell Industries NV Class A	60,606	4,725,450
M&T Bank Corp.	14,672	1,616,561
Macerich Co. (The)	30,562	2,382,919
Macy’s Inc.	94,276	3,809,693
Marathon Oil Corp.	136,440	1,327,561
Marathon Petroleum Corp.	112,104	4,684,826
Marriott International Inc./MD Class A	38,912	2,384,527
Marsh & McLennan Companies Inc.	97,384	5,193,489
Marvell Technology Group Ltd.	54,908	485,936
Masco Corp.	65,268	1,722,423
MasterCard Inc. Class A	140,744	12,530,438
Mattel Inc.	74,074	2,043,702
McCormick & Co. Inc./MD	19,456	1,711,544
McDonald’s Corp.	162,672	20,135,540
McGraw Hill Financial Inc.	71,486	6,077,740
McKesson Corp.	47,656	7,671,663
Mead Johnson Nutrition Co.	52,836	3,830,082
Merck & Co. Inc.	448,070	22,703,707
MetLife Inc.	112,975	5,044,334
MGM Resorts International[b]	88,737	1,781,839
Michael Kors Holdings Ltd.[b]	39,886	1,591,451
Micron Technology Inc.[b]	180,782	1,994,025
Microsoft Corp.	1,243,718	68,516,425
Mondelez International Inc. Class A	244,534	10,539,415
Monsanto Co.	84,082	7,617,829

Security	Shares	Value
Monster Beverage Corp.[b]	27,454	$3,707,114
Moody’s Corp.	60,606	5,402,419
Morgan Stanley	207,144	5,360,887
Mosaic Co. (The)	36,941	890,278
Motorola Solutions Inc.	78,344	5,231,029
Murphy Oil Corp.	55,454	1,087,453
National Oilwell Varco Inc.	86,143	2,803,093
Navient Corp.	159,026	1,520,289
NetApp Inc.	57,917	1,270,120
Netflix Inc.[b]	73,556	6,755,383
New York Community Bancorp. Inc.	30,337	469,617
Newell Rubbermaid Inc.	38,332	1,486,515
News Corp. Class A	68,190	884,424
NextEra Energy Inc.	78,922	8,816,377
NIKE Inc. Class B	275,576	17,088,468
Noble Energy Inc.	104,716	3,389,657
Nordstrom Inc.	13,613	668,398
Norfolk Southern Corp.	66,006	4,653,423
Northern Trust Corp.	71,036	4,409,915
Northrop Grumman Corp.	52,836	9,777,830
NRG Energy Inc.	128,508	1,367,325
Nuance Communications Inc.[b]	62,678	1,105,013
Nucor Corp.	83,050	3,244,763
NVIDIA Corp.	144,696	4,238,146
O’Reilly Automotive Inc.[b]	16,576	4,324,678
Occidental Petroleum Corp.	128,389	8,837,015
OGE Energy Corp.	45,584	1,195,668
Omnicom Group Inc.	42,994	3,153,610
ONEOK Inc.	29,180	726,874
Oracle Corp.	572,390	20,783,481
PACCAR Inc.	112,406	5,515,762
Palo Alto Networks Inc.[a,b]	12,432	1,858,460
Parker-Hannifin Corp.	55,426	5,385,190
Paychex Inc.	149,184	7,139,946
PayPal Holdings Inc.[b]	193,961	7,009,751
People’s United Financial Inc.	83,916	1,205,873
PepsiCo Inc.	235,192	23,354,566
Perrigo Co. PLC	26,936	3,894,407
Pfizer Inc.	994,560	30,324,134
PG&E Corp.	111,062	6,098,414
Philip Morris International Inc.	247,604	22,286,836
Phillips 66	110,911	8,889,517
Pinnacle West Capital Corp.	24,346	1,614,383
Pioneer Natural Resources Co.	24,346	3,017,687

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
Plum Creek Timber Co. Inc.	23,828	$965,272
PNC Financial Services Group Inc. (The)[e]	101,648	8,807,799
PPG Industries Inc.	44,548	4,237,406
PPL Corp.	106,783	3,743,812
Praxair Inc.	62,678	6,267,800
Precision Castparts Corp.	34,706	8,154,175
Priceline Group Inc. (The)[b]	7,471	7,956,391
Principal Financial Group Inc.	91,303	3,469,514
Procter & Gamble Co. (The)	395,236	32,286,829
Progressive Corp. (The)	93,244	2,913,875
Prologis Inc.	59,570	2,351,228
Prudential Financial Inc.	70,666	4,952,273
Public Service Enterprise Group Inc.	109,879	4,538,003
Public Storage	24,346	6,173,172
PulteGroup Inc.	89,096	1,493,249
Qorvo Inc.[b]	18,648	738,461
QUALCOMM Inc.	274,022	12,424,157
Quest Diagnostics Inc.	49,250	3,234,247
Ralph Lauren Corp.	5,698	641,025
Range Resources Corp.[a]	42,476	1,255,591
Raytheon Co.	73,038	9,366,393
Realty Income Corp.	47,138	2,629,829
Red Hat Inc.[b]	25,333	1,774,577
Regeneron Pharmaceuticals Inc.[b]	15,022	6,310,592
Regions Financial Corp.	166,050	1,348,326
Republic Services Inc.	15,209	664,633
Reynolds American Inc.	212,380	10,608,381
Rockwell Automation Inc.	11,914	1,138,621
Ross Stores Inc.	57,498	3,234,837
Royal Caribbean Cruises Ltd.	31,598	2,589,772
salesforce.com inc.[b]	88,333	6,011,944
SanDisk Corp.	47,138	3,332,657
SBA Communications Corp. Class Ab	30,689	3,046,804
SCANA Corp.	24,227	1,525,090
Schlumberger Ltd.	190,984	13,802,414
Seagate Technology PLC	68,894	2,001,371
Sempra Energy	38,529	3,650,623
Simon Property Group Inc.	63,199	11,772,710
Sirius XM Holdings Inc.[b]	351,204	1,299,455
Skyworks Solutions Inc.	56,462	3,891,361
SL Green Realty Corp.	15,022	1,451,275

Security	Shares	Value
Southern Co. (The)	146,760	$7,179,499
Southwest Airlines Co.	33,670	1,266,665
Southwestern Energy Co.[a,b]	90,650	805,879
Spectra Energy Corp.	189,588	5,204,191
Sprint Corp.[a,b]	380,212	1,148,240
St. Jude Medical Inc.	64,750	3,422,685
Starbucks Corp.	291,116	17,691,119
Starwood Hotels & Resorts Worldwide Inc.	60,606	3,772,117
State Street Corp.	74,794	4,168,270
Stryker Corp.	66,538	6,597,243
SunTrust Banks Inc.	114,007	4,170,376
Symantec Corp.	188,552	3,740,872
Synchrony Financial[b]	132,621	3,769,089
Sysco Corp.	100,591	4,004,528
T Rowe Price Group Inc.	87,175	6,185,066
Tableau Software Inc. Class Ab	7,252	581,900
Target Corp.	120,694	8,740,659
TE Connectivity Ltd.	106,708	6,099,429
Teradata Corp.[b]	82,880	2,017,299
Tesla Motors Inc.[a,b]	18,648	3,565,498
Tesoro Corp.	20,720	1,807,820
Texas Instruments Inc.	164,232	8,692,800
Textron Inc.	80,495	2,754,539
Thermo Fisher Scientific Inc.	89,614	11,834,425
Tiffany & Co.	13,986	892,866
Time Warner Cable Inc.	49,283	8,969,999
Time Warner Inc.	157,472	11,092,328
TJX Companies Inc. (The)	157,990	11,255,208
Toll Brothers Inc.[b]	69,930	1,931,467
Tractor Supply Co.	21,756	1,921,272
Travelers Companies Inc. (The)	50,246	5,378,332
Trimble Navigation Ltd.[b]	38,850	749,417
TripAdvisor Inc.[b]	21,238	1,417,849
Twenty-First Century Fox Inc. Class A	273,151	7,366,882
Twitter Inc.[b]	75,628	1,270,550
Tyson Foods Inc. Class A	39,368	2,100,676
U.S. Bancorp.	287,599	11,521,216
UDR Inc.	57,498	2,046,354
Ulta Salon Cosmetics & Fragrance Inc.[b]	15,022	2,721,536
Under Armour Inc. Class Aa,b	25,382	2,168,384
Union Pacific Corp.	143,626	10,341,072

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
United Continental Holdings Inc.[b]	15,022	$725,262
United Parcel Service Inc. Class B	93,769	8,739,271
United Technologies Corp.	124,838	10,947,044
UnitedHealth Group Inc.	161,616	18,611,699
Valero Energy Corp.	93,761	6,363,559
Varian Medical Systems Inc.[b]	38,332	2,956,547
Ventas Inc.	41,071	2,272,048
VeriSign Inc.[a,b]	64,232	4,855,939
Verisk Analytics Inc. Class Ab	23,828	1,739,444
Verizon Communications Inc.	620,046	30,983,699
Vertex Pharmaceuticals Inc.[b]	45,584	4,136,748
VF Corp.	37,296	2,334,730
Viacom Inc. Class B NVS	92,722	4,231,832
Visa Inc. Class Aa	320,262	23,856,316
Vornado Realty Trust[a]	56,506	4,998,521
Vulcan Materials Co.	34,706	3,061,069
Wal-Mart Stores Inc.	224,341	14,887,269
Walgreens Boots Alliance Inc.	152,810	12,182,013
Walt Disney Co. (The)	273,504	26,207,153
Waste Management Inc.	151,256	8,009,005
Waters Corp.[b]	18,648	2,260,324
WEC Energy Group Inc.	42,476	2,345,949
Wells Fargo & Co.	796,684	40,017,437
Western Digital Corp.	31,080	1,491,218
Western Union Co. (The)	156,954	2,800,059
Weyerhaeuser Co.	68,894	1,764,375
Whirlpool Corp.	26,936	3,619,929
Whole Foods Market Inc.	47,138	1,381,615
Williams Companies Inc. (The)	147,753	2,851,633
Willis Towers Watson PLC[a]	6,216	711,546
Wynn Resorts Ltd.[a]	19,684	1,325,521
Xcel Energy Inc.	47,198	1,803,908
Xerox Corp.	303,548	2,959,593
XL Group PLC	37,913	1,374,725
Xylem Inc./NY	89,239	3,208,142
Yahoo! Inc.[b]	193,732	5,717,031
Yum! Brands Inc.	94,794	6,860,242
Zillow Group Inc. Class Ca,b	24,864	509,712
Zimmer Biomet Holdings Inc.	54,390	5,398,751
Zoetis Inc.	63,714	2,742,888

		2,880,144,679

TOTAL COMMON STOCKS
(Cost: $5,868,228,231)		5,428,648,081

Security	Shares	Value
PREFERRED STOCKS — 0.39%

BRAZIL — 0.20%
Banco Bradesco SA	560,099	$2,529,088
Cia. Brasileira de Distribuicao	74,871	712,099
Cia. Energetica de Minas Gerais	310,886	457,100
Itau Unibanco Holding SA	507,220	3,148,397
Itausa – Investimentos Itau SA	631,837	1,081,474
Lojas Americanas SA	310,800	1,441,284
Telefonica Brasil SA	51,800	447,953
Vale SA	466,200	839,718

		10,657,113
COLOMBIA — 0.02%
Bancolombia SA	124,320	904,996

		904,996
GERMANY — 0.12%
Henkel AG & Co. KGaA	24,864	2,630,412
Porsche Automobil Holding SE	13,145	594,402
Volkswagen AG	29,641	3,428,607

		6,653,421
ITALY — 0.01%
Telecom Italia SpA	712,250	636,975

		636,975
SOUTH KOREA — 0.04%
Samsung Electronics Co. Ltd.	2,807	2,338,972

		2,338,972

TOTAL PREFERRED STOCKS (Cost: $39,586,281)		21,191,477

RIGHTS — 0.00%

SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SAb	91,760	40,709
Iberdrola SAb	898,211	124,404

		165,113

TOTAL RIGHTS (Cost: $168,115)		165,113

SHORT-TERM INVESTMENTS — 2.48%

MONEY MARKET FUNDS — 2.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[e,f,g]	124,030,969	124,030,969

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[e,f,g]	6,527,844	$6,527,844
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[e,f]	4,783,566	4,783,566

		135,342,379

TOTAL SHORT-TERM INVESTMENTS
(Cost: $135,342,379)		135,342,379

TOTAL INVESTMENTS IN SECURITIES — 102.32% (Cost: $6,043,325,006)		5,585,347,050
Other Assets, Less Liabilities — (2.32)%		(126,632,568)

NET ASSETS — 100.00%		$5,458,714,482

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.78%

AUSTRALIA — 4.90%
Alumina Ltd.	671,849	$491,866
Amcor Ltd./Australia	179,023	1,684,205
AMP Ltd.	594,825	2,259,425
Asciano Ltd.	201,028	1,265,555
ASX Ltd.	59,012	1,767,780
Aurizon Holdings Ltd.	333,510	870,502
Australia & New Zealand Banking Group Ltd.	388,554	6,645,721
BHP Billiton Ltd.	446,825	4,851,548
Boral Ltd.	331,473	1,313,018
Brambles Ltd.	340,203	2,678,353
Commonwealth Bank of Australia	247,635	13,780,203
Computershare Ltd.	193,087	1,420,433
Crown Resorts Ltd.	128,968	1,119,337
CSL Ltd.	69,441	5,108,387
Fortescue Metals Group Ltd.[a]	303,255	371,098
Goodman Group	369,183	1,587,741
Iluka Resources Ltd.	105,480	405,139
Insurance Australia Group Ltd.	572,229	2,133,118
Macquarie Group Ltd.	62,119	3,145,217
Mirvac Group	748,405	1,005,830
National Australia Bank Ltd.	350,722	6,861,983
Newcrest Mining Ltd.[b]	112,900	1,028,595
Oil Search Ltd.	149,137	685,698
Orica Ltd.	79,696	801,624
Origin Energy Ltd.	323,093	937,013
Qantas Airways Ltd.	390,209	1,070,936
QBE Insurance Group Ltd.	213,998	1,646,922
Rio Tinto Ltd.	73,043	2,021,729
Santos Ltd.	280,920	627,920
Scentre Group	858,490	2,641,551
Sonic Healthcare Ltd.	115,442	1,502,506
South32 Ltd.[b]	758,387	523,034
Stockland	311,459	901,070
Suncorp Group Ltd.	267,802	2,199,280
Sydney Airport	374,507	1,743,092
Tabcorp Holdings Ltd.	221,105	719,434
Telstra Corp. Ltd.	508,357	2,024,471
Transurban Group	330,302	2,518,630
Wesfarmers Ltd.	171,285	5,109,253
Westfield Corp.	342,810	2,400,618
Westpac Banking Corp.	430,738	9,399,458

Security	Shares	Value
Woodside Petroleum Ltd.	101,761	$2,011,859
Woolworths Ltd.	195,724	3,361,454

		106,642,606
AUSTRIA — 0.10%
Erste Group Bank AGb	33,109	957,618
IMMOEAST AG Escrow[b]	54,189	1
OMV AG	14,092	360,697
Raiffeisen Bank International AGb	22,561	283,181
Voestalpine AG	22,573	592,064

		2,193,561
BELGIUM — 1.15%
Ageas	52,475	2,120,470
Anheuser-Busch InBev SA/NV	106,853	13,394,606
Delhaize Group	18,022	1,880,647
Groupe Bruxelles Lambert SA	24,319	1,838,585
KBC Groep NV	35,289	2,015,757
Solvay SA	17,357	1,429,057
UCB SA	24,678	2,099,376
Umicore SA	7,618	278,574

		25,057,072
BRAZIL — 0.71%
Ambev SA	586,000	2,720,394
Banco do Brasil SA	146,500	504,789
BB Seguridade Participacoes SA	88,500	509,262
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	322,300	822,679
BR Malls Participacoes SA	117,200	346,099
BRF SA	87,959	1,055,407
CCR SA	117,200	372,633
CETIP SA – Mercados Organizados	29,338	279,107
Cia. de Saneamento Basico do Estado de Sao Paulo	87,900	466,228
Cia. Siderurgica Nacional SA	146,500	129,386
Cielo SA	125,300	1,055,817
CPFL Energia SAb	59,960	241,806
EDP – Energias do Brasil SA	87,900	265,042
Embraer SA	117,200	838,570
Fibria Celulose SA	58,600	642,340
Hypermarcas SAb	87,900	488,753
JBS SA	146,500	393,626
Klabin SA Units	87,900	459,231
Kroton Educacional SA	271,144	573,379
Lojas Renner SA	149,500	659,808

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2016

Security	Shares	Value
Natura Cosmeticos SA	29,300	$163,355
Petroleo Brasileiro SAb	439,500	757,730
TIM Participacoes SA	121,860	193,118
Tractebel Energia SA	29,300	246,672
Ultrapar Participacoes SA	58,600	865,686
Vale SA	175,800	425,116

		15,476,033
CANADA — 6.16%
Agnico Eagle Mines Ltd.	36,039	1,063,307
Agrium Inc.	24,319	2,113,839
Alimentation Couche-Tard Inc. Class B	61,958	2,684,810
ARC Resources Ltd.	65,046	870,361
Bank of Montreal	96,116	5,137,570
Bank of Nova Scotia (The)	169,061	6,894,589
Barrick Gold Corp.	155,085	1,535,146
BCE Inc.	35,746	1,433,396
BlackBerry Ltd.[a,b]	84,970	603,198
Bombardier Inc. Class Bb	329,127	229,202
Brookfield Asset Management Inc. Class A	140,211	4,213,553
Cameco Corp.	69,527	840,401
Canadian Imperial Bank of Commerce/Canada	57,484	3,727,014
Canadian National Railway Co.	111,953	6,042,160
Canadian Natural Resources Ltd.	175,507	3,740,242
Canadian Oil Sands Ltd.	68,387	456,318
Canadian Pacific Railway Ltd.	26,370	3,155,593
Canadian Tire Corp. Ltd. Class A	20,803	1,687,449
Canadian Utilities Ltd. Class A	13,610	349,426
CCL Industries Inc. Class B	3,231	453,454
Cenovus Energy Inc.	96,061	1,178,193
CGI Group Inc. Class Ab	28,128	1,200,075
Constellation Software Inc./Canada	1,758	637,115
Crescent Point Energy Corp.	53,913	594,968
Dollarama Inc.	28,567	1,525,942
Eldorado Gold Corp.	150,381	339,820
Empire Co. Ltd. Class A	17,796	334,864
Enbridge Inc.	128,334	4,437,543
Encana Corp.	109,289	477,618
Fairfax Financial Holdings Ltd.	1,172	600,729
Finning International Inc.	55,156	699,224
First Quantum Minerals Ltd.	106,696	229,731
Fortis Inc./Canada	36,129	1,045,167

Security	Shares	Value
Franco-Nevada Corp.	26,077	$1,149,445
George Weston Ltd.	8,250	633,208
Gildan Activewear Inc.	45,963	1,154,913
Goldcorp Inc.	114,669	1,300,492
Great-West Lifeco Inc.	45,452	1,121,402
H&R REIT	20,303	271,957
Husky Energy Inc.	68,569	679,234
Imperial Oil Ltd.	55,963	1,708,020
Kinross Gold Corp.[b]	185,762	304,928
Loblaw Companies Ltd.	38,440	1,797,099
Magna International Inc. Class A	66,511	2,300,295
Manulife Financial Corp.	274,862	3,802,852
MEG Energy Corp.[b]	36,218	149,530
Metro Inc.	34,867	1,026,003
National Bank of Canada	41,333	1,173,978
Onex Corp.	15,664	931,993
Open Text Corp.	23,440	1,141,643
Pembina Pipeline Corp.	54,791	1,239,684
Peyto Exploration & Development Corp.	25,784	552,050
Potash Corp. of Saskatchewan Inc.	129,799	2,106,668
Power Corp. of Canada	70,932	1,497,523
Power Financial Corp.	45,437	1,043,864
Restaurant Brands International Inc.	27,306	917,994
RioCan REIT	21,701	381,512
Rogers Communications Inc. Class B	65,409	2,229,646
Royal Bank of Canada	207,151	10,679,556
Saputo Inc.	33,990	830,880
Shaw Communications Inc. Class B	55,377	954,267
Silver Wheaton Corp.	58,307	684,064
SNC-Lavalin Group Inc.	33,112	942,360
Sun Life Financial Inc.	110,754	3,162,264
Suncor Energy Inc.	223,266	5,264,143
Teck Resources Ltd. Class Ba	81,807	304,033
TELUS Corp.	35,784	990,942
Thomson Reuters Corp.	46,631	1,736,340
Toronto-Dominion Bank (The)	222,680	8,410,334
Tourmaline Oil Corp.[b]	29,928	593,988
TransCanada Corp.	106,945	3,697,193
Turquoise Hill Resources Ltd.[b]	155,987	324,777

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2016

Security	Shares	Value
Valeant Pharmaceuticals International Inc.[b]	45,323	$4,154,675
Yamana Gold Inc.	100,226	171,643

		134,049,409
CHILE — 0.27%
Aguas Andinas SA Series A	861,420	433,899
Banco de Chile	3,608,748	373,271
Banco de Credito e Inversiones	8,213	319,166
Banco Santander Chile	9,767,587	425,467
Cencosud SA	138,882	282,672
Colbun SA	1,857,327	471,876
CorpBanca SA	34,667,760	263,803
Empresa Nacional de Electricidad SA/Chile	406,684	532,325
Empresas CMPC SA	183,827	418,923
Empresas COPEC SA	65,794	575,241
Enersis SA	3,668,809	879,316
LATAM Airlines Group SAb	48,421	248,983
SACI Falabella	107,570	711,646

		5,936,588
CHINA — 5.09%
58.com Inc. ADR[b]	5,274	295,871
AAC Technologies Holdings Inc.[a]	146,500	931,760
Air China Ltd. Class H	592,000	378,802
Alibaba Group Holding Ltd. ADR[a,b]	65,046	4,360,033
Alibaba Pictures Group Ltd.[a,b]	2,930,000	591,056
Anhui Conch Cement Co. Ltd. Class H	294,500	573,649
Anta Sports Products Ltd.	587,000	1,407,379
AviChina Industry & Technology Co. Ltd. Class H	891,000	615,916
Baidu Inc.[b]	17,287	2,822,449
Bank of China Ltd. Class H	10,548,000	4,120,074
Bank of Communications Co. Ltd. Class H	1,208,800	731,538
Beijing Capital International Airport Co. Ltd. Class H	592,000	532,453
Beijing Enterprises Water Group Ltd.	1,758,000	865,125
Belle International Holdings Ltd.	879,000	587,291
Brilliance China Automotive Holdings Ltd.	592,000	565,161
Byd Co. Ltd. Class Ha,b	106,000	479,413

Security	Shares	Value
China Communications Construction Co. Ltd. Class H	586,000	$512,751
China Construction Bank Corp. Class H	11,126,050	6,761,818
China COSCO Holdings Co. Ltd. Class Ha,b	741,000	261,826
China Everbright International Ltd.	586,000	618,162
China Everbright Ltd.	586,000	1,204,700
China Galaxy Securities Co. Ltd. Class H	586,000	426,163
China Gas Holdings Ltd.	586,000	743,902
China Huishan Dairy Holdings Co. Ltd.[a]	1,172,000	441,221
China Jinmao Holdings Group Ltd.	1,376,000	357,134
China Life Insurance Co. Ltd. Class H	1,172,000	2,828,034
China Longyuan Power Group Corp. Ltd.	586,000	346,351
China Mengniu Dairy Co. Ltd.	592,000	816,935
China Merchants Bank Co. Ltd. Class H	639,593	1,226,123
China Merchants Holdings International Co. Ltd.	586,000	1,599,992
China Minsheng Banking Corp. Ltd. Class H	1,025,700	901,442
China Mobile Ltd.	879,000	9,679,012
China National Building Material Co. Ltd. Class H	592,000	244,928
China Overseas Land & Investment Ltd.	586,000	1,686,580
China Pacific Insurance Group Co. Ltd. Class H	410,200	1,438,864
China Petroleum & Chemical Corp. Class H	4,103,000	2,282,710
China Resources Beer Holdings Co. Ltd.	386,000	613,009
China Resources Land Ltd.	687,333	1,672,663
China Shenhua Energy Co. Ltd. Class H	586,000	874,914
China State Construction International Holdings Ltd.	592,000	944,723
China Taiping Insurance Holdings Co. Ltd.[b]	234,400	486,699

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2016

Security	Shares	Value
China Telecom Corp. Ltd. Class H	1,758,000	$815,431
China Unicom Hong Kong Ltd.	1,172,000	1,287,523
China Vanke Co. Ltd. Class H	269,600	609,669
Chongqing Changan Automobile Co. Ltd. Class B	77,400	151,163
CITIC Ltd.	293,000	411,857
CITIC Securities Co. Ltd. Class H	293,000	561,691
CNOOC Ltd.	2,637,000	2,669,917
Country Garden Holdings Co. Ltd.	921,828	352,962
CRRC Corp. Ltd. Class Ha	586,000	540,609
Ctrip.com International Ltd.[a,b]	16,994	725,304
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	58,600	279,716
Dongfeng Motor Group Co. Ltd. Class H	586,000	686,679
Evergrande Real Estate Group Ltd.[a]	1,278,000	835,815
Fosun International Ltd.	528,500	693,996
GCL-Poly Energy Holdings Ltd.[a]	3,063,000	389,622
Geely Automobile Holdings Ltd.	1,480,000	627,534
GOME Electrical Appliances Holding Ltd.	3,328,320	461,860
Great Wall Motor Co. Ltd. Class H	776,000	589,265
Guangdong Investment Ltd.	586,000	743,902
Guangzhou Automobile Group Co. Ltd. Class H	647,449	541,562
Guangzhou R&F Properties Co. Ltd. Class H	234,800	251,005
Haitong Securities Co. Ltd. Class H	351,600	526,755
Hanergy Thin Film Power Group Ltd.[a,b]	1,590,000	2
Huaneng Power International Inc. Class H	586,000	478,115
Industrial & Commercial Bank of China Ltd. Class H	9,083,285	4,703,372
JD.com Inc. ADR[b]	13,771	358,459
Jiangxi Copper Co. Ltd. Class H	586,000	585,785
Lenovo Group Ltd.	1,172,000	1,036,042
Longfor Properties Co. Ltd.	439,500	556,797
Netease Inc.	5,274	823,482

Security	Shares	Value
New China Life Insurance Co. Ltd. Class H	87,900	$298,163
New Oriental Education & Technology Group Inc. ADR	10,256	322,141
PetroChina Co. Ltd. Class H	2,934,000	1,790,668
PICC Property & Casualty Co. Ltd. Class H	638,190	1,077,474
Ping An Insurance Group Co. of China Ltd. Class H	879,000	3,947,275
Qunar Cayman Islands Ltd. ADR[a,b]	5,567	245,393
Semiconductor Manufacturing International Corp.[b]	2,930,000	252,234
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	94,200	314,251
Shimao Property Holdings Ltd.	293,500	407,280
Shui On Land Ltd.	1,808,333	436,815
Sino-Ocean Land Holdings Ltd.	783,500	392,613
Sinopec Shanghai Petrochemical Co. Ltd. Class Hb	1,388,000	556,423
SOHO China Ltd.	639,000	295,573
SouFun Holdings Ltd. ADR	28,421	169,389
Tencent Holdings Ltd.	761,800	14,183,085
Tingyi Cayman Islands Holding Corp.	586,000	662,585
Vipshop Holdings Ltd. ADR[a,b]	24,319	312,256
Want Want China Holdings Ltd.	1,172,000	764,985
Yanzhou Coal Mining Co. Ltd. Class Ha	586,000	235,670
Youku Tudou Inc.[b]	7,618	207,438
Yuexiu Property Co. Ltd.	3,635,680	523,197
Zhuzhou CSR Times Electric Co. Ltd. Class H	222,500	1,132,105
Zijin Mining Group Co. Ltd. Class H	599,000	134,687

		110,786,217
COLOMBIA — 0.01%
Cementos Argos SA	107,531	319,902

		319,902
CZECH REPUBLIC — 0.08%
CEZ AS	26,370	437,128
Komercni Banka AS	6,446	1,352,187

		1,789,315

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2016

Security	Shares	Value
DENMARK — 1.50%
Carlsberg A/S Class B	13,771	$1,154,097
Chr Hansen Holding A/S	5,575	339,745
Coloplast A/S Class B	27,542	2,246,297
Danske Bank A/S	104,089	2,787,539
Novo Nordisk A/S Class B	281,573	15,509,919
Novozymes A/S Class B	53,487	2,218,010
Pandora A/S	22,536	2,996,370
Tryg A/S	90,689	1,721,248
Vestas Wind Systems A/S	36,911	2,397,100
William Demant Holding A/Sa,b	14,650	1,285,116

		32,655,441
EGYPT — 0.04%
Commercial International Bank Egypt SAE	199,786	802,711

		802,711
FINLAND — 0.75%
Fortum OYJ	54,865	857,848
Kone OYJ Class B	63,291	2,764,699
Metso OYJ	13,771	283,117
Neste OYJ	42,485	1,323,042
Nokia OYJ	466,947	3,334,715
Nokia OYJ New[b]	265,604	1,896,819
Nokian Renkaat OYJ	26,077	880,358
Sampo OYJ Class A	71,560	3,437,958
UPM-Kymmene OYJ	57,721	933,732
Wartsila OYJ Abp	15,822	707,235

		16,419,523
FRANCE — 7.22%
Accor SA	24,695	935,243
Aeroports de Paris	11,752	1,326,940
Air Liquide SA	57,135	5,886,777
Airbus Group SE	84,677	5,297,741
Alstom SAa,b	30,765	822,744
ArcelorMittal[a]	139,524	525,231
Arkema SA	7,391	460,332
AXA SA	275,735	6,793,634
BNP Paribas SA	151,188	7,153,101
Bouygues SA	36,420	1,421,259
Bureau Veritas SA	16,701	317,332
Cap Gemini SA	26,705	2,429,587
Carrefour SA	90,830	2,577,952
Casino Guichard Perrachon SAa	7,353	331,937
Cie. de Saint-Gobain	82,972	3,405,798

Security	Shares	Value
Cie. Generale des Etablissements Michelin Class B	28,714	$2,611,742
CNP Assurances	33,177	442,098
Credit Agricole SA	167,010	1,661,838
Danone SA	75,087	5,155,177
Dassault Systemes	19,146	1,474,838
Edenred	26,663	499,406
Electricite de France SA	21,096	274,836
Engie SA	189,864	3,018,974
Essilor International SA	36,065	4,462,408
Eutelsat Communications SA	19,238	619,602
Fonciere des Regions	3,108	263,324
Gecina SA	10,006	1,281,374
Groupe Eurotunnel SE Registered	99,620	1,141,536
Hermes International	3,914	1,327,929
Iliad SA	4,395	1,098,783
Ingenico Group SA	3,224	379,552
Kering	14,376	2,411,887
L’Oreal SA	38,383	6,543,416
Lagardere SCA	27,249	772,206
Legrand SA	56,617	3,107,229
LVMH Moet Hennessy Louis Vuitton SE	35,317	5,663,426
Natixis SA	157,927	771,545
Numericable-SFR SAS	16,408	648,919
Orange SA	286,556	5,063,408
Pernod Ricard SA	22,854	2,669,513
Publicis Groupe SA	39,621	2,369,529
Remy Cointreau SAa	4,102	293,744
Renault SA	30,179	2,544,818
Safran SA	34,345	2,217,144
Sanofi	160,857	13,323,930
Schneider Electric SE	83,584	4,441,609
SCOR SE	52,523	1,825,744
SES SA	46,880	1,220,733
Societe Generale SA	106,652	4,059,869
Sodexo SA	22,268	2,172,413
STMicroelectronics NV	109,289	711,429
Suez Environnement Co.	30,779	568,673
Technip SA	21,467	995,103
Total SA	290,656	12,869,513
Unibail-Rodamco SE	12,892	3,236,350
Veolia Environnement SA	70,109	1,683,744

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2016

Security	Shares	Value
Vinci SA	77,745	$5,251,017
Vivendi SA	188,175	4,078,402
Wendel SA	2,637	263,394

		157,177,732
GERMANY — 6.26%
adidas AG	32,485	3,338,583
Allianz SE Registered	67,683	10,886,586
BASF SE	131,850	8,717,030
Bayer AG Registered	114,958	12,861,953
Bayerische Motoren Werke AG	37,875	3,141,729
Brenntag AG	22,348	1,087,086
Commerzbank AGb	156,866	1,267,425
Continental AG	13,631	2,840,738
Daimler AG Registered	136,921	9,505,645
Deutsche Bank AG Registered	201,709	3,579,450
Deutsche Boerse AG	42,822	3,642,436
Deutsche Post AG Registered	124,232	3,001,715
Deutsche Telekom AG Registered	488,724	8,469,111
Deutsche Wohnen AG Bearer	77,664	2,037,460
E.ON SE	288,360	2,940,787
Fresenius Medical Care AG & Co. KGaA	42,192	3,728,549
Fresenius SE & Co. KGaA	67,097	4,424,383
GEA Group AG	54,791	2,289,944
HeidelbergCement AG	15,236	1,114,296
Infineon Technologies AG	179,902	2,390,460
K+S AG Registered[a]	34,574	726,143
Kabel Deutschland Holding AG	8,576	1,095,000
Lanxess AG	11,291	461,758
Linde AG	31,351	4,226,848
MAN SE	6,213	626,899
Merck KGaA	26,958	2,335,925
METRO AG	36,039	1,012,141
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	27,249	5,214,382
Osram Licht AG	19,784	878,768
ProSiebenSat.1 Media SE Registered	47,355	2,352,193
RWE AG	75,692	1,054,085
SAP SE	141,060	11,171,277
Siemens AG Registered	115,161	10,988,103
ThyssenKrupp AG	76,770	1,182,487

Security	Shares	Value
Volkswagen AGa	6,490	$846,914
Vonovia SE	25,784	781,467

		136,219,756
GREECE — 0.08%
Alpha Bank AEb	201,791	399,577
FF Group	7,240	113,202
Hellenic Telecommunications Organization SA	29,070	251,012
JUMBO SAb	32,476	342,270
National Bank of Greece SAb	13,451	3,624
OPAP SA	28,611	209,899
Piraeus Bank SAb	1,124,848	220,302
Titan Cement Co. SA	8,944	171,298

		1,711,184
HONG KONG — 2.26%
AIA Group Ltd.	1,582,200	8,711,111
Bank of East Asia Ltd. (The)[a]	353,400	1,028,481
BOC Hong Kong Holdings Ltd.	732,500	1,929,402
Cathay Pacific Airways Ltd.[a]	293,000	458,539
Cheung Kong Infrastructure Holdings Ltd.[a]	293,000	2,740,693
Cheung Kong Property Holdings Ltd.	334,060	1,787,725
CK Hutchison Holdings Ltd.	334,060	4,135,591
CLP Holdings Ltd.	293,500	2,454,994
Galaxy Entertainment Group Ltd.[a]	293,000	907,290
Hang Seng Bank Ltd.	117,200	1,935,049
Henderson Land Development Co. Ltd.[a]	354,346	1,912,221
Hong Kong & China Gas Co. Ltd.	945,862	1,655,260
Hong Kong Exchanges and Clearing Ltd.[a]	155,900	3,411,317
Li & Fung Ltd.[a]	1,022,000	583,036
Link REIT	439,500	2,504,458
MTR Corp. Ltd.	293,000	1,321,405
New World Development Co. Ltd.	860,000	696,146
Power Assets Holdings Ltd.	306,000	2,779,727
Sands China Ltd.[a]	351,600	1,210,724
Shangri-La Asia Ltd.	10,666	9,867
SJM Holdings Ltd.[a]	293,000	191,623
Sun Hung Kai Properties Ltd.[a]	294,000	3,165,576
Swire Pacific Ltd. Class A	148,000	1,426,213
Techtronic Industries Co. Ltd.[a]	146,500	551,527

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2016

Security	Shares	Value
Wharf Holdings Ltd. (The)[a]	293,000	$1,355,288
Wynn Macau Ltd.[a]	234,800	251,910

		49,115,173
HUNGARY — 0.07%
MOL Hungarian Oil & Gas PLC	12,599	611,269
OTP Bank PLC	39,848	845,167

		1,456,436
INDIA — 1.65%
Dr. Reddy’s Laboratories Ltd. ADR[a]	63,366	2,847,034
ICICI Bank Ltd. ADR	476,002	3,165,413
Infosys Ltd. ADR	392,782	7,034,726
Larsen & Toubro Ltd. GDR[d]	209,654	3,385,912
Mahindra & Mahindra Ltd. GDR	189,865	3,389,090
Reliance Industries Ltd. GDR[c]	220,734	6,688,240
State Bank of India GDR[d]	99,036	2,659,117
Tata Motors Ltd. ADR[b]	108,720	2,715,826
Wipro Ltd. ADR[a]	344,430	4,036,720

		35,922,078
INDONESIA — 0.61%
Astra International Tbk PT	1,758,000	823,165
Bank Central Asia Tbk PT	2,754,200	2,619,239
Bank Mandiri Persero Tbk PT	2,051,242	1,429,541
Bank Rakyat Indonesia Persero Tbk PT	2,285,400	1,862,331
Charoen Pokphand Indonesia Tbk PT	879,000	213,449
Gudang Garam Tbk PT	148,000	626,918
Kalbe Farma Tbk PT	4,864,200	471,413
Lippo Karawaci Tbk PT	2,373,300	181,766
Matahari Department Store Tbk PT	293,000	340,327
Media Nusantara Citra Tbk PT	791,100	68,342
Perusahaan Gas Negara Persero Tbk	2,344,000	409,243
Semen Indonesia Persero Tbk PT	908,300	728,618
Telekomunikasi Indonesia Persero Tbk PT	8,555,600	2,074,461
Unilever Indonesia Tbk PT	293,000	780,624
United Tractors Tbk PT	439,545	555,215

		13,184,652
IRELAND — 0.33%
Bank of Ireland[b]	4,185,212	1,376,697

Security	Shares	Value
CRH PLC	102,707	$2,698,335
Irish Bank Resolution Corp. Ltd.[b]	64,486	1
Kerry Group PLC Class A	38,676	3,151,256

		7,226,289
ISRAEL — 0.52%
Bank Hapoalim BM	123,060	567,756
Bank Leumi le-Israel BMb	151,188	496,488
Bezeq The Israeli Telecommunication Corp. Ltd.	430,055	922,047
Delek Group Ltd.	2,349	398,700
Israel Chemicals Ltd.	46,294	185,263
NICE-Systems Ltd.	18,752	1,097,440
Teva Pharmaceutical Industries Ltd.	128,041	7,752,410

		11,420,104
ITALY — 1.52%
Assicurazioni Generali SpA	192,576	2,873,516
Banca Monte dei Paschi di Siena SpA[a,b]	428,084	307,107
CNH Industrial NV	177,599	1,102,100
Enel Green Power SpA	77,352	150,658
Enel SpA	917,999	3,742,832
Eni SpA	326,988	4,698,693
EXOR SpA	38,383	1,243,062
Ferrari NVa,b	18,697	740,458
Finmeccanica SpA[b]	68,177	806,316
Intesa Sanpaolo SpA	1,877,554	5,318,746
Luxottica Group SpA	34,093	2,123,038
Mediobanca SpA	130,385	1,039,077
Prysmian SpA	39,848	813,627
Saipem SpA[a,b]	59,560	36,767
Snam SpA	194,751	1,088,422
Telecom Italia SpA[b]	1,887,273	2,087,050
Tenaris SA	60,145	616,957
Terna Rete Elettrica Nazionale SpA	179,506	958,352
UniCredit SpA	624,773	2,398,574
Unione di Banche Italiane SpA	196,963	916,858

		33,062,210
JAPAN — 16.99%
Acom Co. Ltd.[a,b]	175,800	784,141
Aeon Co. Ltd.	117,200	1,546,016
AEON Financial Service Co. Ltd.	29,300	662,163
Aeon Mall Co. Ltd.	31,500	474,068
Aisin Seiki Co. Ltd.	29,400	1,226,366

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2016

Security	Shares	Value
Ajinomoto Co. Inc.	12,000	$281,155
ANA Holdings Inc.	293,000	849,486
Asahi Glass Co. Ltd.	293,000	1,759,476
Asahi Group Holdings Ltd.	87,900	2,785,878
Asahi Kasei Corp.	293,000	1,872,741
Astellas Pharma Inc.	322,300	4,392,640
Bandai Namco Holdings Inc.	58,600	1,316,582
Bridgestone Corp.	117,200	4,197,573
Canon Inc.	146,500	4,044,133
Casio Computer Co. Ltd.[a]	60,200	1,147,661
Chubu Electric Power Co. Inc.	117,200	1,484,543
Chugai Pharmaceutical Co. Ltd.	58,600	1,769,157
Chugoku Electric Power Co. Inc. (The)	58,600	772,040
Citizen Holdings Co. Ltd.	117,200	703,791
Credit Saison Co. Ltd.	58,600	1,079,888
Dai-ichi Life Insurance Co. Ltd. (The)	146,500	1,976,688
Daiichi Sankyo Co. Ltd.	127,600	2,615,450
Daikin Industries Ltd.	58,700	3,883,757
Daito Trust Construction Co. Ltd.	2,600	327,080
Daiwa House Industry Co. Ltd.	58,600	1,626,366
Daiwa Securities Group Inc.	293,000	1,816,351
Denso Corp.	87,900	3,746,450
Dentsu Inc.	29,300	1,527,138
East Japan Railway Co.	58,600	5,319,572
Eisai Co. Ltd.	58,700	3,486,169
Electric Power Development Co. Ltd.	29,300	975,336
FANUC Corp.	29,300	3,826,316
Fast Retailing Co. Ltd.	1,300	412,663
Fuji Heavy Industries Ltd.	87,900	3,525,729
FUJIFILM Holdings Corp.	87,900	3,338,407
Fujitsu Ltd.	293,000	1,203,559
GungHo Online Entertainment Inc.[a,b]	146,500	384,810
Gunma Bank Ltd. (The)	293,000	1,597,324
Hachijuni Bank Ltd. (The)	293,000	1,611,845
Hino Motors Ltd.	58,600	652,483
Hitachi Construction Machinery Co. Ltd.	29,300	419,176
Hitachi High-Technologies Corp.	29,300	816,813
Hitachi Ltd.	586,000	2,838,396
Hokuriku Electric Power Co.	58,600	818,507
Honda Motor Co. Ltd.	234,400	6,468,677

Security	Shares	Value
Hoya Corp.	87,900	$3,339,859
Hulic Co. Ltd.	48,400	410,180
IHI Corp.	293,000	614,728
INPEX Corp.	117,200	1,019,867
Isetan Mitsukoshi Holdings Ltd.	87,900	1,098,523
Isuzu Motors Ltd.	146,500	1,454,533
ITOCHU Corp.	263,700	3,043,991
Japan Exchange Group Inc.	106,800	1,487,340
Japan Prime Realty Investment Corp.	293	1,046,731
Japan Retail Fund Investment Corp.	879	1,849,265
Japan Tobacco Inc.	175,800	6,768,296
JFE Holdings Inc.	58,700	778,691
JSR Corp.	58,600	836,417
JTEKT Corp.	87,900	1,384,589
JX Holdings Inc.	293,000	1,103,605
Kakaku.com Inc.	29,300	558,579
Kansai Electric Power Co. Inc. (The)[b]	117,200	1,254,141
Kao Corp.	87,900	4,643,130
Kawasaki Heavy Industries Ltd.	293,000	888,209
KDDI Corp.	263,700	6,551,932
Keikyu Corp.	293,000	2,398,406
Keio Corp.	293,000	2,567,819
Kintetsu Group Holdings Co. Ltd.	293,000	1,195,573
Kirin Holdings Co. Ltd.	169,100	2,366,827
Kobe Steel Ltd.	586,000	556,643
Komatsu Ltd.	146,500	2,142,471
Konica Minolta Inc.	148,000	1,223,706
Kubota Corp.	293,000	4,232,908
Kuraray Co. Ltd.	117,200	1,394,028
Kurita Water Industries Ltd.	58,700	1,233,978
Kyocera Corp.	59,200	2,426,386
Kyushu Electric Power Co. Inc.[b]	87,900	934,434
Mabuchi Motor Co. Ltd.	29,900	1,575,699
Marubeni Corp.	293,000	1,380,959
Mazda Motor Corp.	87,900	1,559,932
MEIJI Holdings Co. Ltd.	30,090	2,482,956
Mitsubishi Chemical Holdings Corp.	293,500	1,605,625
Mitsubishi Corp.	234,400	3,689,334
Mitsubishi Electric Corp.	293,000	2,660,996
Mitsubishi Estate Co. Ltd.	293,000	5,729,794
Mitsubishi Heavy Industries Ltd.	587,000	2,262,373

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2016

Security	Shares	Value
Mitsubishi Motors Corp.	117,200	$931,288
Mitsubishi UFJ Financial Group Inc.	1,913,300	9,630,901
Mitsui & Co. Ltd.	205,100	2,296,395
Mitsui Chemicals Inc.	293,000	1,256,077
Mitsui Fudosan Co. Ltd.	51,000	1,180,795
Mitsui OSK Lines Ltd.	293,000	571,164
Mizuho Financial Group Inc.	3,252,300	5,528,628
MS&AD Insurance Group Holdings Inc.	78,700	2,096,456
Murata Manufacturing Co. Ltd.	29,300	3,314,447
Nabtesco Corp.	29,600	502,441
NEC Corp.	342,000	892,677
Nidec Corp.	29,300	1,960,836
Nikon Corp.	58,600	852,390
Nintendo Co. Ltd.	29,300	4,030,822
Nippon Building Fund Inc.	311	1,597,836
Nippon Steel & Sumitomo Metal Corp.	117,286	2,059,638
Nippon Telegraph & Telephone Corp.	117,200	4,867,481
Nissan Motor Co. Ltd.	322,300	3,141,403
Nisshin Seifun Group Inc.	132,325	2,108,412
Nissin Foods Holdings Co. Ltd.	29,300	1,476,314
Nitto Denko Corp.	29,600	1,667,712
Nomura Holdings Inc.	499,100	2,679,676
Nomura Real Estate Holdings Inc.	29,600	511,976
NTT DOCOMO Inc.	205,100	4,281,070
NTT Urban Development Corp.	58,600	565,356
Olympus Corp.	58,600	2,245,934
Omron Corp.	58,600	1,493,256
Ono Pharmaceutical Co. Ltd.	29,600	4,687,003
ORIX Corp.	205,100	2,857,152
Osaka Gas Co. Ltd.	293,000	1,097,313
Otsuka Holdings Co. Ltd.	58,600	1,943,411
Panasonic Corp.	322,300	2,965,698
Rakuten Inc.[b]	146,500	1,486,600
Resona Holdings Inc.	322,300	1,457,558
Sanrio Co. Ltd.[a]	29,300	670,634
Santen Pharmaceutical Co. Ltd.	117,200	1,840,311
SBI Holdings Inc./Japan	46,100	452,375
Secom Co. Ltd.	29,600	2,032,991
Seven & I Holdings Co. Ltd.	146,500	6,428,018
Shikoku Electric Power Co. Inc.	87,900	1,257,529

Security	Shares	Value
Shin-Etsu Chemical Co. Ltd.	58,600	$2,943,432
Shionogi & Co. Ltd.	29,300	1,258,740
Shiseido Co. Ltd.	58,600	1,084,244
Showa Shell Sekiyu KK	87,900	707,179
SMC Corp./Japan	3,200	706,265
SoftBank Group Corp.	146,500	6,371,144
Sony Corp.	175,800	3,663,680
Stanley Electric Co. Ltd.	58,600	1,267,210
Sumitomo Chemical Co. Ltd.	293,000	1,459,373
Sumitomo Corp.	156,100	1,531,795
Sumitomo Dainippon Pharma Co. Ltd.	58,600	643,286
Sumitomo Electric Industries Ltd.	117,200	1,513,585
Sumitomo Heavy Industries Ltd.	293,000	1,135,068
Sumitomo Mitsui Financial Group Inc.	205,100	6,742,642
Sumitomo Mitsui Trust Holdings Inc.	586,000	1,838,374
Sumitomo Rubber Industries Ltd.	29,300	366,174
Suzuki Motor Corp.	58,600	1,769,641
T&D Holdings Inc.	87,900	985,621
Taiyo Nippon Sanso Corp.	46,100	409,727
Takeda Pharmaceutical Co. Ltd.	117,200	5,588,697
TDK Corp.	29,600	1,591,674
Terumo Corp.	59,200	1,848,395
THK Co. Ltd.	29,300	458,868
Toho Gas Co. Ltd.	293,000	1,899,847
Tohoku Electric Power Co. Inc.	87,900	1,087,632
Tokio Marine Holdings Inc.	87,900	3,084,287
Tokyo Electric Power Co. Inc.[b]	263,700	1,306,901
Tokyo Electron Ltd.	29,600	1,827,369
Tokyo Gas Co. Ltd.	293,000	1,330,135
Tokyu Corp.	68,000	522,926
Tokyu Fudosan Holdings Corp.	175,800	1,134,100
TonenGeneral Sekiyu KK	14,000	112,634
Toray Industries Inc.	293,000	2,462,541
Toshiba Corp.[b]	587,000	964,878
Toyo Seikan Group Holdings Ltd.	87,900	1,562,473
Toyo Suisan Kaisha Ltd.	29,300	1,000,748
Toyota Industries Corp.	29,400	1,444,926
Toyota Motor Corp.	380,900	22,652,955
Toyota Tsusho Corp.	58,600	1,313,194
Unicharm Corp.	87,900	1,691,348
United Urban Investment Corp.	879	1,194,363
USS Co. Ltd.	87,900	1,326,505

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2016

Security	Shares	Value
West Japan Railway Co.	29,300	$1,873,225
Yahoo Japan Corp.	273,100	1,026,395
Yakult Honsha Co. Ltd.	29,300	1,326,263
Yamada Denki Co. Ltd.	238,800	1,146,019
Yamaha Motor Co. Ltd.	58,600	1,148,621
Yamato Holdings Co. Ltd.	87,900	1,900,452
Yokogawa Electric Corp.	58,600	644,254

		369,905,792
MALAYSIA — 0.73%
Alliance Financial Group Bhd	498,100	408,790
Axiata Group Bhd	438,100	591,514
Berjaya Sports Toto Bhd	126,206	95,072
British American Tobacco Malaysia Bhd	29,300	408,296
Bumi Armada Bhd[a,b]	966,900	242,016
CIMB Group Holdings Bhd	673,900	673,089
DiGi.Com Bhd[a]	615,300	722,663
Genting Bhd	322,300	611,245
Genting Malaysia Bhd	293,000	315,213
Hong Leong Bank Bhd	117,200	368,947
Hong Leong Financial Group Bhd	87,900	291,942
IHH Healthcare Bhd	351,600	555,113
IOI Corp. Bhd	481,500	562,040
IOI Properties Group Bhd	688,915	353,162
Kuala Lumpur Kepong Bhd	87,900	505,610
Lafarge Malaysia Bhd	146,500	324,380
Malayan Banking Bhd[a]	527,400	1,089,071
Malaysia Airports Holdings Bhd	293,000	409,001
Maxis Bhd[a]	439,500	605,040
Petronas Chemicals Group Bhd	322,300	557,723
Petronas Dagangan Bhd	58,600	360,203
Petronas Gas Bhd	175,800	968,064
PPB Group Bhd	87,900	350,754
Public Bank Bhd	352,640	1,561,631
RHB Capital Bhd	117,200	153,728
Sapurakencana Petroleum Bhd	703,200	318,175
Sime Darby Bhd	293,000	569,076
Tenaga Nasional Bhd	468,800	1,534,460
UMW Holdings Bhd[a]	87,900	148,298
YTL Corp. Bhd	468,853	176,031

		15,830,347
MEXICO — 0.96%
Alfa SAB de CV	586,000	1,087,637
America Movil SAB de CV	4,600,100	3,238,446
Cemex SAB de CV CPO[b]	2,318,707	1,046,546

Security	Shares	Value
Fibra Uno Administracion SA de CV	368,500	$737,497
Fomento Economico Mexicano SAB de CV	380,900	3,602,121
Gentera SAB de CV	263,700	470,858
Grupo Aeroportuario del Sureste SAB de CV Series B	87,900	1,199,642
Grupo Financiero Banorte SAB de CV	389,500	2,028,781
Grupo Financiero Inbursa SAB de CV Series O	351,600	563,946
Grupo Financiero Santander Mexico SAB de CV Series B	351,600	540,335
Grupo Mexico SAB de CV Series B	468,829	907,582
Grupo Televisa SAB	351,600	1,860,208
Industrias Penoles SAB de CV	1,465	13,869
Kimberly-Clark de Mexico SAB de CV Series A	498,100	1,188,789
OHL Mexico SAB de CVb	175,800	163,242
Wal-Mart de Mexico SAB de CV	908,300	2,278,780

		20,928,279
NETHERLANDS — 2.31%
Aegon NV	309,701	1,742,917
Akzo Nobel NV	46,001	2,940,231
Altice NV Class Aa,b	45,415	650,631
Altice NV Class Bb	23,858	351,737
ASML Holding NV	55,454	5,053,535
Fiat Chrysler Automobiles NVa	149,408	1,035,476
Gemalto NVa	11,427	684,503
Heineken NV	34,867	3,018,981
ING Groep NV CVA	598,599	6,862,528
Koninklijke Ahold NV	159,099	3,585,087
Koninklijke DSM NV	33,699	1,623,377
Koninklijke KPN NV	503,374	1,938,501
Koninklijke Philips NV	147,416	3,907,232
Mobileye NVa,b	4,395	119,236
NXP Semiconductors NVa,b	9,084	679,301
OCI NVb	15,045	271,541
RELX NV	164,017	2,726,896
Steinhoff International Holdings Ltd. Class H	342,614	1,644,116
TNT Express NV	117,608	1,001,264
Unilever NV CVA	238,961	10,572,832

		50,409,922

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2016

Security	Shares	Value
NEW ZEALAND — 0.13%
Auckland International Airport Ltd.	467,921	$1,680,234
Fletcher Building Ltd.	98,157	437,567
Spark New Zealand Ltd.	329,726	716,798

		2,834,599
NORWAY — 0.40%
DNB ASA	142,105	1,696,601
Gjensidige Forsikring ASA	47,926	756,150
Norsk Hydro ASA	221,215	726,936
Orkla ASA	121,888	978,998
Statoil ASA	165,016	2,238,620
Telenor ASA	80,282	1,295,160
Yara International ASA	30,197	1,131,395

		8,823,860
PERU — 0.07%
Credicorp Ltd.	14,371	1,456,645
Southern Copper Corp.[a]	6,249	161,974

		1,618,619
PHILIPPINES — 0.26%
Ayala Land Inc.	1,787,300	1,177,780
Bank of the Philippine Islands	742,745	1,366,245
Jollibee Foods Corp.	348,840	1,502,245
Metropolitan Bank & Trust Co.	1,043,118	1,554,279

		5,600,549
POLAND — 0.27%
Alior Bank SAb	25,198	371,562
Bank Handlowy w Warszawie SA	12,306	225,348
Bank Millennium SAb	232,126	307,034
Bank Pekao SA	14,650	491,258
Cyfrowy Polsat SAb	146,269	770,657
Eurocash SA	34,754	468,205
KGHM Polska Miedz SA	21,682	305,376
mBank SAb	3,604	278,076
Orange Polska SA	112,219	178,119
Polski Koncern Naftowy ORLEN SA	57,834	881,843
Powszechna Kasa Oszczednosci Bank Polski SAb	104,601	631,570
Powszechny Zaklad Ubezpieczen SA	55,670	440,991
Synthos SA	218,945	207,010
Tauron Polska Energia SA	381,279	253,093

		5,810,142

Security	Shares	Value
PORTUGAL — 0.11%
Banco Espirito Santo SA Registered[b]	1	$—
EDP – Energias de Portugal SA	279,850	974,145
Galp Energia SGPS SA	54,399	642,189
Jeronimo Martins SGPS SA	53,956	749,639

		2,365,973
QATAR — 0.18%
Ezdan Holding Group QSC	66,597	243,299
Masraf Al Rayan QSC	148,690	1,378,442
Ooredoo QSC	19,204	414,090
Qatar National Bank SAQ	40,802	1,836,933

		3,872,764
RUSSIA — 0.70%
Gazprom PAO ADR	775,017	2,768,361
Lukoil PJSC ADR	68,228	2,314,294
Magnit PJSC GDR[d]	53,912	2,105,263
MegaFon PJSC GDR[d]	35,746	427,165
MMC Norilsk Nickel PJSC ADR	95,877	1,105,462
Mobile TeleSystems PJSC ADR	109,289	765,023
Novatek OAO GDR[d]	18,538	1,595,195
Rosneft OAO GDR[d]	120,768	428,726
RusHydro PJSC ADR	244,748	214,399
Sberbank of Russia PJSC ADR	244,760	1,343,732
Sistema JSFC GDR[d]	60,358	340,419
Surgutneftegas OAO ADR	239,687	1,161,044
Tatneft PAO ADR	26,402	712,854

		15,281,937
SINGAPORE — 0.82%
Ascendas REIT	643,516	1,048,941
CapitaLand Ltd.[a]	322,400	695,404
DBS Group Holdings Ltd.[a]	263,700	2,604,948
Genting Singapore PLC	1,966,500	974,062
Global Logistic Properties Ltd.[a]	586,000	695,805
Hutchison Port Holdings Trust[a]	1,024,000	486,400
Keppel Corp. Ltd.[a]	322,300	1,136,757
Noble Group Ltd.[a]	1,172,199	255,309
Oversea-Chinese Banking Corp. Ltd.[a]	322,875	1,796,649
Sembcorp Marine Ltd[a]	587,000	641,316
Singapore Airlines Ltd.	205,100	1,589,442
Singapore Telecommunications Ltd.	1,172,000	2,890,269
United Overseas Bank Ltd.[a]	234,400	2,979,200

		17,794,502

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2016

Security	Shares	Value
SOUTH AFRICA — 1.32%
African Bank Investments Ltd.[a,b]	334,618	$210
Anglo American Platinum Ltd.[b]	13,188	191,939
AngloGold Ashanti Ltd.[b]	74,809	636,253
Aspen Pharmacare Holdings Ltd.	73,564	1,244,573
Bidvest Group Ltd. (The)	36,332	833,442
Brait SEa,b	42,192	436,382
FirstRand Ltd.	450,341	1,266,620
Foschini Group Ltd. (The)	58,600	454,942
Gold Fields Ltd.	171,708	575,600
Growthpoint Properties Ltd.	882,646	1,265,126
Impala Platinum Holdings Ltd.[b]	95,576	197,644
Imperial Holdings Ltd.	27,484	209,725
Investec Ltd.	70,613	455,698
MMI Holdings Ltd./South Africa	179,105	255,028
Mr. Price Group Ltd.	65,925	676,747
MTN Group Ltd.	219,457	1,925,425
Naspers Ltd. Class N	61,973	7,779,755
PSG Group Ltd.	15,529	177,900
Rand Merchant Investment Holdings Ltd.	244,362	607,063
Redefine Properties Ltd.	2,210,725	1,320,873
Remgro Ltd.	72,078	1,136,974
RMB Holdings Ltd.	170,233	602,775
Sappi Ltd.[b]	127,455	577,796
Sasol Ltd.	94,053	2,472,588
Shoprite Holdings Ltd.	44,829	411,271
Standard Bank Group Ltd.	138,589	978,055
Tiger Brands Ltd.	27,542	504,001
Truworths International Ltd.	107,238	661,234
Woolworths Holdings Ltd./South Africa	149,434	878,747

		28,734,386
SOUTH KOREA — 3.14%
AmorePacific Corp.[b]	7,032	2,378,410
AmorePacific Group[b]	8,497	1,052,468
BNK Financial Group Inc.[b]	27,910	209,284
Celltrion Inc.[a,b]	11,006	1,029,087
Cheil Worldwide Inc.	10,841	204,359
CJ CheilJedang Corp.[b]	2,066	709,116
CJ Corp.[b]	1,465	359,254
Coway Co. Ltd.[b]	7,325	595,702
Daelim Industrial Co. Ltd.[b]	3,858	251,000
DGB Financial Group Inc.[b]	23,507	174,700
Dongbu Insurance Co. Ltd.[b]	5,860	332,371

Security	Shares	Value
E-MART Inc.	2,667	$364,824
GS Engineering & Construction Corp.[b]	9,468	199,800
GS Holdings Corp.[b]	6,321	265,726
Hana Financial Group Inc.	39,094	697,816
Hankook Tire Co. Ltd.[b]	6,765	262,949
Hanmi Pharm Co. Ltd.[a,b]	1,201	702,228
Hanmi Science Co. Ltd.[b]	2,403	313,679
Hanssem Co. Ltd.[b]	3,223	731,217
Hyosung Corp.[b]	2,930	263,942
Hyundai Department Store Co. Ltd.[b]	2,051	218,974
Hyundai Development Co.- Engineering & Construction[b]	7,039	264,205
Hyundai Engineering & Construction Co. Ltd.[b]	10,255	313,920
Hyundai Glovis Co. Ltd.[b]	2,930	498,557
Hyundai Heavy Industries Co. Ltd.[b]	6,153	472,163
Hyundai Marine & Fire Insurance Co. Ltd.[b]	8,574	231,353
Hyundai Mobis Co. Ltd.[b]	9,376	2,021,600
Hyundai Motor Co.	21,389	2,372,789
Hyundai Steel Co.	7,911	322,339
Hyundai Wia Corp.[b]	2,051	179,627
Industrial Bank of Korea[b]	37,797	362,554
Kakao Corp.[b]	2,051	186,983
Kangwon Land Inc.[b]	26,077	896,132
KB Financial Group Inc.[b]	43,207	1,100,987
Kia Motors Corp.	33,988	1,279,972
Korea Aerospace Industries Ltd.[b]	16,701	986,263
Korea Electric Power Corp.[b]	46,001	2,018,227
Korea Gas Corp.[b]	6,810	212,156
Korea Investment Holdings Co. Ltd.[b]	14,357	555,647
Korea Zinc Co. Ltd.[b]	1,465	532,772
KT Corp.	25,110	570,729
KT&G Corp.	14,872	1,283,887
LG Chem Ltd.	6,157	1,517,552
LG Corp.[b]	14,650	900,580
LG Display Co. Ltd.	31,937	583,385
LG Electronics Inc.	15,822	764,112
LG Household & Health Care Ltd.	1,465	1,210,956
LG Uplus Corp.	63,581	513,357

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2016

Security	Shares	Value
Lotte Chemical Corp.[b]	3,223	$739,282
Lotte Confectionery Co. Ltd.[b]	293	590,937
Lotte Shopping Co. Ltd.[b]	1,758	347,524
Mirae Asset Securities Co. Ltd.[b]	24,836	390,490
NAVER Corp.	3,809	1,995,206
NCsoft Corp.	2,051	401,167
OCI Co. Ltd.[a,b]	3,516	194,437
Orion Corp./Republic of Korea[b]	302	259,454
POSCO	8,578	1,277,148
S-1 Corp.	4,688	398,846
S-Oil Corp.	7,911	516,007
Samsung C&T Corp.	8,852	1,100,132
Samsung Electro-Mechanics Co. Ltd.	8,207	377,868
Samsung Electronics Co. Ltd.	16,701	16,019,810
Samsung Fire & Marine Insurance Co. Ltd.	4,688	1,165,255
Samsung Heavy Industries Co. Ltd.[b]	18,021	157,077
Samsung Life Insurance Co. Ltd.	8,204	752,723
Samsung SDI Co. Ltd.	7,325	571,263
Samsung SDS Co. Ltd.	3,809	703,723
Samsung Securities Co. Ltd.[b]	7,911	248,105
Shinhan Financial Group Co. Ltd.[b]	42,846	1,379,478
Shinsegae Co. Ltd.	879	155,799
SK Holdings Co. Ltd.[b]	7,032	1,384,229
SK Hynix Inc.	78,837	1,795,187
SK Innovation Co. Ltd.[b]	8,204	896,425
SK Telecom Co. Ltd.	2,930	510,777
Woori Bank	47,194	346,407
Yuhan Corp.[b]	879	244,146

		68,388,612
SPAIN — 2.26%
Abertis Infraestructuras SA	73,870	1,095,454
ACS Actividades de Construccion y Servicios SA	47,276	1,192,422
Aena SAb,c	3,810	421,537
Amadeus IT Holding SA Class A	76,327	3,098,349
Banco Bilbao Vizcaya Argentaria SA	809,765	5,166,110
Banco de Sabadell SA	745,770	1,342,782
Banco Popular Espanol SA	298,410	800,455
Banco Santander SA	1,930,284	8,218,889
Bankia SA	825,168	816,086

Security	Shares	Value
CaixaBank SA	356,484	$1,072,339
Distribuidora Internacional de Alimentacion SA	117,005	626,316
Ferrovial SA	119,147	2,595,864
Gas Natural SDG SA	25,215	491,519
Grifols SA	34,288	710,676
Iberdrola SA	755,516	5,271,278
Industria de Diseno Textil SA	155,290	5,072,031
International Consolidated Airlines Group SA	142,398	1,089,974
Red Electrica Corp. SA	8,183	658,680
Repsol SA	167,240	1,717,691
Telefonica SA	630,829	6,606,090
Zardoya Otis SAa	109,769	1,150,935

		49,215,477
SWEDEN — 2.08%
Alfa Laval AB	104,308	1,788,148
Assa Abloy AB	145,914	3,074,847
Atlas Copco AB Class A	120,744	2,574,010
Electrolux AB Class B	57,721	1,252,031
Getinge AB Class B	50,145	1,099,980
Hennes & Mauritz AB Class B	149,137	4,859,373
Hexagon AB Class B	34,574	1,145,081
Husqvarna AB Class B	218,363	1,382,762
Investor AB Class B	66,218	2,206,250
Lundin Petroleum ABa,b	31,351	448,240
Millicom International Cellular SA SDR	12,655	556,085
Nordea Bank AB	424,264	4,250,086
Sandvik AB	211,839	1,760,189
Securitas AB Class B	117,006	1,717,917
Skandinaviska Enskilda Banken AB Class A	166,131	1,594,479
Skanska AB Class B	106,670	2,048,822
Svenska Cellulosa AB SCA Class B	69,598	2,052,646
Svenska Handelsbanken AB Class A	172,014	2,152,444
Swedbank AB Class A	95,811	2,001,149
Tele2 AB Class B	72,146	596,943
Telefonaktiebolaget LM Ericsson Class B	397,308	3,493,551
TeliaSonera AB	347,205	1,632,987
Volvo AB Class B	186,055	1,682,641

		45,370,661

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2016

Security	Shares	Value
SWITZERLAND — 6.85%
ABB Ltd. Registered	379,142	$6,501,269
Actelion Ltd. Registered	15,236	1,993,996
Adecco SA Registered	23,879	1,456,534
Aryzta AG	13,478	614,280
Barry Callebaut AG Registered[a]	1,102	1,257,247
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	293	1,711,418
Cie. Financiere Richemont SA Class A Registered	75,676	4,892,924
Credit Suisse Group AG Registered	238,012	4,181,151
Galenica AG Registered	586	814,961
Geberit AG Registered	6,636	2,343,146
Givaudan SA Registered	1,044	1,943,013
Julius Baer Group Ltd.	42,103	1,777,148
Kuehne + Nagel International AG Registered	16,100	2,121,212
LafargeHolcim Ltd. Registered	47,388	1,984,964
Nestle SA Registered	450,927	33,093,945
Novartis AG Registered	310,580	23,794,008
Qihoo 360 Technology Co. Ltd. ADR[a,b]	5,860	420,220
Roche Holding AG	97,276	25,053,566
SGS SA Registered	586	1,134,083
Sonova Holding AG Registered	7,325	876,441
Sulzer AG Registered[a]	5,073	461,677
Swatch Group AG (The) Bearer[a]	5,354	1,820,459
Swiss Life Holding AG Registered	5,059	1,281,722
Swiss Prime Site AG Registered	8,791	701,804
Swiss Re AG	58,600	5,421,637
Swisscom AG Registered	3,516	1,741,443
Syngenta AG Registered	15,237	5,589,800
Transocean Ltd.[a]	62,995	641,231
UBS Group AG	568,218	9,333,049
Zurich Insurance Group AG	18,932	4,172,006

		149,130,354
TAIWAN — 2.61%
Acer Inc.[b]	1,522,792	523,014
Advanced Semiconductor Engineering Inc.	1,465,218	1,560,262
Asia Cement Corp.	602,440	474,362
AU Optronics Corp.	2,141,000	563,227

Security	Shares	Value
Cathay Financial Holding Co. Ltd.	1,254,318	$1,414,694
Chailease Holding Co. Ltd.	43,128	68,306
Chang Hwa Commercial Bank Ltd.	1,252,685	625,638
China Development Financial Holding Corp.	2,344,000	570,224
China Steel Corp.	1,800,288	955,833
Chunghwa Telecom Co. Ltd.	879,000	2,702,587
Compal Electronics Inc.	879,000	502,286
CTBC Financial Holding Co. Ltd.	2,389,293	1,153,884
Delta Electronics Inc.	293,000	1,243,630
E.Sun Financial Holding Co. Ltd.	1,172,856	622,709
Far EasTone Telecommunications Co. Ltd.	586,000	1,207,595
First Financial Holding Co. Ltd.	1,942,278	888,481
Formosa Chemicals & Fibre Corp.	298,340	638,070
Formosa Petrochemical Corp.	293,000	719,811
Formosa Plastics Corp.	299,960	688,322
Fubon Financial Holding Co. Ltd.	586,000	671,472
Highwealth Construction Corp.	223,080	221,156
Hon Hai Precision Industry Co. Ltd.	2,228,839	5,228,203
HTC Corp.	336,000	790,173
Hua Nan Financial Holdings Co. Ltd.	2,269,885	1,021,321
Innolux Corp.	1,533,688	443,947
MediaTek Inc.	60,000	391,451
Mega Financial Holding Co. Ltd.	1,245,195	804,918
Nan Ya Plastics Corp.	589,840	1,031,501
Pegatron Corp.	586,000	1,349,975
Quanta Computer Inc.	586,000	936,897
Shin Kong Financial Holding Co. Ltd.	974,149	188,474
Siliconware Precision Industries Co. Ltd.	578,218	889,766
SinoPac Financial Holdings Co. Ltd.	1,944,793	533,196
Synnex Technology International Corp.	293,000	274,653
Taishin Financial Holding Co. Ltd.	1,862,141	608,844
Taiwan Business Bank[b]	3,883,880	940,170
Taiwan Cement Corp.	586,000	479,874

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2016

Security	Shares	Value
Taiwan Cooperative Financial Holding Co. Ltd.	3,051,018	$1,267,540
Taiwan Mobile Co. Ltd.	586,000	1,756,022
Taiwan Semiconductor Manufacturing Co. Ltd.	3,809,000	16,224,312
Uni-President Enterprises Corp.	675,972	1,119,270
United Microelectronics Corp.	2,930,000	1,120,585
Vanguard International Semiconductor Corp.	595,000	876,325
Yuanta Financial Holding Co. Ltd.	1,690,067	547,513

		56,840,493
THAILAND — 0.44%
Advanced Info Service PCL NVDR	117,200	554,308
Airports of Thailand PCL NVDR	87,900	929,859
Banpu PCL NVDR[a]	293,500	137,992
BEC World PCL NVDR	382,300	320,968
BTS Group Holdings PCL NVDR	703,200	160,388
Central Pattana PCL NVDR	146,500	183,471
Charoen Pokphand Foods PCL NVDR	917,700	500,809
CP ALL PCL NVDR	942,800	1,075,187
Glow Energy PCL NVDR	331,300	709,283
Indorama Ventures PCL NVDR	535,288	314,589
Minor International PCL NVDR	384,820	363,470
PTT Exploration & Production PCL NVDR	184,199	293,832
PTT Global Chemical PCL NVDR	293,601	441,644
PTT PCL NVDR	88,000	581,208
Siam Cement PCL (The) NVDR	88,200	1,066,323
Siam Commercial Bank PCL (The) NVDR	293,000	1,065,976
Thai Oil PCL NVDR	185,800	334,084
TMB Bank PCL NVDR	3,457,400	249,635
True Corp. PCL NVDR[a,b]	1,559,060	309,783

		9,592,809
TURKEY — 0.32%
Akbank TAS	164,080	398,593
Anadolu Efes Biracilik ve Malt Sanayii AS	74,765	462,016
Arcelik AS	169,960	884,900
BIM Birlesik Magazalar AS	51,917	876,349
Coca-Cola Icecek AS	24,905	275,829

Security	Shares	Value
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	564,370	$491,959
Enka Insaat ve Sanayi AS	74,617	110,674
Haci Omer Sabanci Holding AS	72,371	209,062
KOC Holding AS	56,657	226,264
TAV Havalimanlari Holding AS	29,300	173,241
Tupras Turkiye Petrol Rafinerileri ASb	38,999	986,916
Turk Hava Yollari AOb	118,998	293,902
Turk Telekomunikasyon AS	123,698	225,684
Turkiye Garanti Bankasi AS	269,267	675,954
Turkiye Halk Bankasi AS	71,785	246,903
Turkiye Is Bankasi Class C	114,011	177,965
Ulker Biskuvi Sanayi AS	30,472	194,275
Yapi ve Kredi Bankasi ASa	117,888	147,771

		7,058,257
UNITED ARAB EMIRATES — 0.18%
Abu Dhabi Commercial Bank PJSC	378,401	618,126
Aldar Properties PJSC	1,013,807	607,227
DP World Ltd.	40,243	698,216
Emaar Properties PJSC	737,054	981,254
Emirates Telecommunications Group Co. PJSC	207,451	926,259

		3,831,082
UNITED KINGDOM — 14.37%
3i Group PLC	137,377	861,322
Aggreko PLC	36,625	443,155
Amec Foster Wheeler PLC	97,276	568,640
Anglo American PLC	210,960	830,260
ARM Holdings PLC	194,845	2,744,529
Associated British Foods PLC	8,165	364,835
AstraZeneca PLC	174,921	11,134,630
Auto Trader Group PLC[c]	65,339	362,855
Aviva PLC	552,017	3,764,838
BAE Systems PLC	341,395	2,498,827
Barclays PLC	2,282,763	6,022,865
BG Group PLC	508,941	7,612,782
BHP Billiton PLC	302,669	2,904,029
BP PLC	2,473,799	13,197,665
British American Tobacco PLC	268,095	14,820,010
British Land Co. PLC (The)	191,705	2,012,308
BT Group PLC	1,303,264	8,963,325
Bunzl PLC	87,931	2,329,959
Burberry Group PLC	60,065	1,018,166

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2016

Security	Shares	Value
Capita PLC	181,415	$3,023,712
Carnival PLC	39,397	1,944,786
Centrica PLC	798,781	2,320,529
Coca-Cola HBC AG	36,039	730,524
Compass Group PLC	312,338	5,329,909
Diageo PLC	377,384	10,088,091
Experian PLC	196,017	3,308,797
Fresnillo PLC	21,975	225,059
G4S PLC	339,912	1,093,551
GlaxoSmithKline PLC	663,645	13,546,465
Glencore PLC	1,491,431	1,893,034
HSBC Holdings PLC	2,699,116	18,848,672
ICAP PLC	173,456	1,189,393
Imperial Tobacco Group PLC	159,685	8,575,789
InterContinental Hotels Group PLC	65,984	2,149,953
ITV PLC	636,982	2,410,695
J Sainsbury PLC[a]	272,490	947,378
Johnson Matthey PLC	47,356	1,655,834
Kingfisher PLC	471,437	2,180,740
Land Securities Group PLC	143,079	2,222,385
Legal & General Group PLC	1,260,779	4,354,791
Lloyds Banking Group PLC	7,638,803	7,093,012
London Stock Exchange Group PLC	52,447	1,840,559
Marks & Spencer Group PLC	317,371	1,909,259
Melrose Industries PLC	1	2
National Grid PLC	606,510	8,481,177
Next PLC	33,525	3,293,199
Old Mutual PLC	921,259	2,217,650
Pearson PLC	120,254	1,345,879
Persimmon PLC	81,477	2,353,110
Petrofac Ltd.	38,844	436,118
Prudential PLC	408,149	7,917,270
Randgold Resources Ltd.	14,796	1,042,480
Reckitt Benckiser Group PLC	102,598	9,072,669
RELX PLC	166,183	2,899,486
Rexam PLC	228,043	1,940,874
Rio Tinto PLC	180,195	4,381,097
Rolls-Royce Holdings PLC	244,023	1,921,114
Royal Bank of Scotland Group PLC[b]	342,517	1,227,769
Royal Dutch Shell PLC Class A	511,362	11,011,072
Royal Dutch Shell PLC Class B	358,925	7,743,945
SABMiller PLC	139,233	8,260,522

Security	Shares	Value
Sage Group PLC (The)	310,351	$2,733,846
Shire PLC	90,244	5,005,235
Sky PLC	141,812	2,176,555
Smith & Nephew PLC	182,832	3,013,615
SSE PLC	165,252	3,398,945
Standard Chartered PLC	428,960	2,865,940
Standard Life PLC	327,715	1,689,780
Taylor Wimpey PLC	140,079	382,303
Tesco PLC[b]	1,189,889	2,926,745
TUI AG	13,775	231,742
Unilever PLC	184,883	8,090,615
United Utilities Group PLC	83,636	1,134,769
Vedanta Ltd. ADR	223,893	982,890
Vodafone Group PLC	3,751,865	11,916,005
Weir Group PLC (The)	33,695	413,439
Wm Morrison Supermarkets PLC	366,908	908,201
Wolseley PLC	65,046	3,195,232
WPP PLC	227,966	4,905,520

		312,854,727

TOTAL COMMON STOCKS
(Cost: $2,582,267,905)		2,150,718,135

PREFERRED STOCKS — 0.88%

BRAZIL — 0.38%
Banco Bradesco SA	396,376	1,789,808
Centrais Eletricas Brasileiras SA Class B	87,900	219,774
Cia. Brasileira de Distribuicao	29,300	278,673
Cia. Energetica de Minas Gerais	133,600	196,434
Cia. Paranaense de Energia Class B	40,200	220,525
Gerdau SA	117,200	104,967
Itau Unibanco Holding SA	458,443	2,845,630
Itausa – Investimentos Itau SA	528,250	904,171
Lojas Americanas SA	67,150	311,397
Petroleo Brasileiro SA	498,100	599,770
Telefonica Brasil SA	35,400	306,130
Vale SA	263,700	474,975

		8,252,254
CHILE — 0.01%
Sociedad Quimica y Minera de Chile SA Series B	12,079	193,812

		193,812

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2016

Security	Shares	Value
COLOMBIA — 0.05%
Bancolombia SA	163,330	$1,188,972

		1,188,972
GERMANY — 0.31%
Henkel AG & Co. KGaA	32,940	3,484,788
Porsche Automobil Holding SE	21,188	958,097
Volkswagen AG	19,139	2,213,830

		6,656,715
ITALY — 0.03%
Telecom Italia SpA	819,826	733,182

		733,182
SOUTH KOREA — 0.10%
Hyundai Motor Co.	2,344	189,452
Hyundai Motor Co. Series 2	5,274	444,302
Samsung Electronics Co. Ltd.	1,758	1,464,878

		2,098,632

TOTAL PREFERRED STOCKS
(Cost: $29,196,831)		19,123,567

RIGHTS — 0.02%

ITALY — 0.01%
Saipem SpA[a,b]	59,560	186,896

		186,896
SPAIN — 0.01%
ACS Actividades de Construccion y Servicios SAb	55,004	24,402
Iberdrola SAb	1,001,696	138,737

		163,139

TOTAL RIGHTS
(Cost: $1,385,474)		350,035

SHORT-TERM INVESTMENTS — 2.36%

MONEY MARKET FUNDS — 2.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[e,f,g]	48,792,247	48,792,247
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[e,f,g]	2,567,973	2,567,973

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[e,f]	130,051	$130,051

		51,490,271

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,490,271)		51,490,271

TOTAL INVESTMENTS IN SECURITIES — 102.04%
(Cost: $2,664,340,481)		2,221,682,008
Other Assets, Less Liabilities — (2.04)%		(44,321,621)

NET ASSETS — 100.00%		$2,177,360,387

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.82%

AUSTRALIA — 6.71%
AGL Energy Ltd.	3,324,002	$43,732,939
Alumina Ltd.	12,309,878	9,012,153
Amcor Ltd./Australia	5,870,010	55,223,627
AMP Ltd.	14,519,008	55,150,020
APA Group	5,544,653	33,258,654
Aristocrat Leisure Ltd.	2,644,208	19,171,404
Asciano Ltd.	3,094,947	19,483,980
ASX Ltd.	949,192	28,434,260
Aurizon Holdings Ltd.	10,234,433	26,713,119
AusNet Services	8,767,610	9,085,593
Australia & New Zealand Banking Group Ltd.	13,820,163	236,376,289
Bank of Queensland Ltd.	1,764,853	16,341,151
Bendigo & Adelaide Bank Ltd.	2,108,433	16,017,640
BHP Billiton Ltd.	15,589,395	169,266,919
Boral Ltd.	3,742,169	14,823,333
Brambles Ltd.	7,601,827	59,847,718
Caltex Australia Ltd.	1,311,307	34,458,601
Challenger Ltd./Australia	2,312,252	12,986,440
CIMIC Group Ltd.	500,120	8,515,002
Coca-Cola Amatil Ltd.	2,807,864	16,703,463
Cochlear Ltd.	281,946	18,700,977
Commonwealth Bank of Australia	8,248,234	458,991,424
Computershare Ltd.	2,343,189	17,237,533
Crown Resorts Ltd.	1,772,694	15,385,542
CSL Ltd.	2,261,956	166,399,470
Dexus Property Group	4,628,658	24,097,243
DUET Group	9,886,301	16,154,007
Flight Centre Travel Group Ltd.[a]	269,511	7,450,158
Fortescue Metals Group Ltd.[a]	7,745,648	9,478,472
Goodman Group	8,545,040	36,749,559
GPT Group (The)	8,488,420	29,300,911
Harvey Norman Holdings Ltd.	2,690,449	8,449,717
Healthscope Ltd.	7,032,252	10,993,125
Iluka Resources Ltd.	2,097,612	8,056,742
Incitec Pivot Ltd.	8,288,054	18,173,924
Insurance Australia Group Ltd.	11,542,239	43,026,411
James Hardie Industries PLC	2,184,535	24,708,246
LendLease Group	2,676,274	24,590,886
Macquarie Group Ltd.	1,459,721	73,908,774
Medibank Pvt Ltd.	13,364,125	23,727,321

Security	Shares	Value
Mirvac Group	17,854,556	$23,995,903
National Australia Bank Ltd.	12,751,815	249,493,150
Newcrest Mining Ltd.[b]	3,763,676	34,289,610
Oil Search Ltd.	6,415,794	29,498,383
Orica Ltd.	1,840,481	18,512,513
Origin Energy Ltd.	8,451,978	24,511,882
Platinum Asset Management Ltd.	1,150,930	5,259,154
Qantas Airways Ltd.	2,673,838	7,338,398
QBE Insurance Group Ltd.	6,677,378	51,388,898
Ramsay Health Care Ltd.	684,981	29,352,307
REA Group Ltd.	260,059	9,712,706
Rio Tinto Ltd.	2,092,779	57,925,216
Santos Ltd.	8,039,755	17,970,673
Scentre Group	26,173,921	80,536,452
Seek Ltd.	1,567,646	16,056,505
Sonic Healthcare Ltd.	1,876,728	24,426,070
South32 Ltd.[b]	25,812,495	17,802,010
Stockland	11,536,766	33,376,580
Suncorp Group Ltd.	6,304,273	51,772,803
Sydney Airport	5,327,816	24,797,595
Tabcorp Holdings Ltd.	4,003,583	13,026,901
Tatts Group Ltd.	6,991,662	20,524,046
Telstra Corp. Ltd.	21,003,726	83,644,846
TPG Telecom Ltd.	1,386,616	9,857,271
Transurban Group	9,795,022	74,689,340
Treasury Wine Estates Ltd.	3,590,402	23,009,423
Vicinity Centres	16,084,568	33,108,297
Wesfarmers Ltd.	5,488,575	163,718,460
Westfield Corp.	9,715,701	68,036,785
Westpac Banking Corp.	16,019,252	349,568,145
Woodside Petroleum Ltd.	3,616,471	71,499,211
Woolworths Ltd.	6,160,371	105,801,055

		3,744,683,335
AUSTRIA — 0.17%
Andritz AG	370,956	17,159,543
Erste Group Bank AGb	1,357,055	39,250,356
IMMOEAST AG Escrow[b]	1,571,072	17
IMMOFINANZ AG Escrow[a,b]	1,157,632	13
OMV AG	721,395	18,464,743
Raiffeisen Bank International AGb	575,424	7,222,593
Voestalpine AG	560,232	14,694,260

		96,791,525

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
BELGIUM — 1.50%
Ageas	1,020,945	$41,255,514
Anheuser-Busch InBev SA/NV	3,897,080	488,520,230
Colruyt SA	347,206	18,480,395
Delhaize Group	502,572	52,444,830
Groupe Bruxelles Lambert SA	394,992	29,862,505
KBC Groep NV	1,222,194	69,813,434
Proximus SADP	741,910	25,488,375
Solvay SA	361,040	29,725,564
Telenet Group Holding NVb	261,236	13,548,389
UCB SA	615,565	52,366,573
Umicore SA	461,319	16,869,452

		838,375,261
DENMARK — 1.94%
AP Moeller – Maersk A/S Class A	17,618	22,173,056
AP Moeller – Maersk A/S Class B	34,507	44,129,094
Carlsberg A/S Class B	527,615	44,217,501
Chr Hansen Holding A/S	482,858	29,425,784
Coloplast A/S Class B	549,924	44,851,236
Danske Bank A/S	3,453,098	92,475,144
DSV A/S	804,048	31,139,030
ISS A/S	717,236	25,270,717
Novo Nordisk A/S Class B	9,511,507	523,923,459
Novozymes A/S Class B	1,152,100	47,775,521
Pandora A/S	522,305	69,445,281
TDC A/S	3,998,514	17,050,726
Tryg A/S	565,123	10,725,853
Vestas Wind Systems A/S	1,050,071	68,194,437
William Demant Holding A/Sb	123,737	10,854,359

		1,081,651,198
FINLAND — 1.06%
Elisa OYJ	702,769	25,329,955
Fortum OYJ	2,168,411	33,904,445
Kone OYJ Class B	1,626,503	71,049,465
Metso OYJ	544,537	11,195,105
Neste OYJ	621,181	19,344,439
Nokia OYJ	20,223,108	144,423,887
Nokia OYJ New[b]	7,418,601	52,980,145
Nokian Renkaat OYJ	561,146	18,944,261
Orion OYJ Class B	492,756	16,155,550
Sampo OYJ Class A	2,156,698	103,614,253
Stora Enso OYJ Class R	2,663,052	21,539,620
UPM-Kymmene OYJ	2,578,575	41,712,686

Security	Shares	Value
Wartsila OYJ Abp	715,438	$31,979,701

		592,173,512
FRANCE — 9.86%
Accor SA	1,020,775	38,658,524
Aeroports de Paris	143,817	16,238,648
Air Liquide SA	1,684,190	173,526,759
Airbus Group SE	2,867,546	179,405,468
Alstom SAa,b	1,047,423	28,011,084
ArcelorMittal[a]	4,805,459	18,089,914
Arkema SA	324,224	20,193,572
Atos SE	414,672	32,642,612
AXA SA	9,486,006	233,718,785
BNP Paribas SA	5,137,730	243,079,475
Bollore SA	4,203,562	16,924,830
Bouygues SA	967,685	37,763,057
Bureau Veritas SA	1,249,401	23,739,609
Cap Gemini SA	775,940	70,594,040
Carrefour SA	2,692,789	76,427,175
Casino Guichard Perrachon SAa	277,114	12,509,788
Christian Dior SE	268,332	45,236,304
Cie. de Saint-Gobain	2,327,711	95,546,843
Cie. Generale des Etablissements Michelin Class B	915,775	83,296,233
CNP Assurances	851,563	11,347,453
Credit Agricole SA	5,041,006	50,160,675
Danone SA	2,828,110	194,166,864
Dassault Systemes	621,764	47,895,174
Edenred	1,003,725	18,800,050
Electricite de France SA	1,184,793	15,435,339
Engie SA	7,116,419	113,156,184
Essilor International SA	998,760	123,578,951
Eurazeo SA	195,947	11,949,694
Eutelsat Communications SA	791,252	25,484,018
Fonciere des Regions	146,477	12,410,189
Gecina SA	157,659	20,189,903
Groupe Eurotunnel SE Registered	2,294,057	26,287,383
Hermes International	128,045	43,442,681
ICADE	178,570	12,656,015
Iliad SA	127,271	31,818,714
Imerys SA	166,983	10,304,403
Ingenico Group SA	268,966	31,664,561
JCDecaux SA	351,632	13,803,934

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Kering	368,678	$61,853,772
Klepierre	1,073,965	46,367,130
L’Oreal SA	1,220,516	208,069,814
Lagardere SCA	582,604	16,510,345
Legrand SA	1,283,220	70,425,114
LVMH Moet Hennessy Louis Vuitton SE	1,356,547	217,535,551
Natixis SA	4,581,189	22,381,189
Numericable-SFR SAS	512,957	20,286,893
Orange SA	9,649,237	170,500,773
Pernod Ricard SA	1,034,689	120,859,188
Peugeot SAb	2,123,526	31,387,410
Publicis Groupe SA	910,964	54,480,097
Remy Cointreau SAa	122,306	8,758,338
Renault SA	935,051	78,847,362
Rexel SA	1,369,005	16,153,919
Safran SA	1,515,353	97,823,738
Sanofi	5,723,265	474,063,200
Schneider Electric SE	2,693,063	143,107,911
SCOR SE	778,817	27,072,337
SES SA	1,569,971	40,881,299
Societe BIC SA	143,813	23,380,824
Societe Generale SA	3,515,300	133,815,192
Sodexo SA	458,009	44,682,258
STMicroelectronics NV	3,145,308	20,474,731
Suez Environnement Co.	1,478,358	27,314,139
Technip SA	501,031	23,225,296
Thales SA	494,109	37,516,424
Total SA	10,503,111	465,051,205
Unibail-Rodamco SE	480,143	120,532,948
Valeo SA	390,236	50,438,328
Veolia Environnement SA	2,204,153	52,935,142
Vinci SA	2,319,848	156,686,106
Vivendi SA	5,700,330	123,545,844
Wendel SA	159,443	15,925,805
Zodiac Aerospace	966,627	20,155,233

		5,503,199,760
GERMANY — 8.41%
adidas AG	1,016,442	104,462,872
Allianz SE Registered	2,213,887	356,096,379
Axel Springer SE	207,167	10,746,469
BASF SE	4,449,412	294,165,018
Bayer AG Registered	4,005,793	448,183,884
Bayerische Motoren Werke AG	1,605,007	133,135,214

Security	Shares	Value
Beiersdorf AG	482,865	$44,452,931
Brenntag AG	737,973	35,897,621
Commerzbank AGb	5,129,788	41,446,968
Continental AG	534,827	111,459,425
Daimler AG Registered	4,668,272	324,091,545
Deutsche Bank AG Registered	6,669,255	118,350,028
Deutsche Boerse AG	941,370	80,072,860
Deutsche Lufthansa AG Registered[b]	1,122,795	16,358,897
Deutsche Post AG Registered	4,673,133	112,913,029
Deutsche Telekom AG Registered	15,609,096	270,490,420
Deutsche Wohnen AG Bearer	1,617,454	42,432,764
E.ON SE	9,718,141	99,108,693
Evonik Industries AG	685,950	21,075,677
Fraport AG Frankfurt Airport Services Worldwide	186,526	11,260,118
Fresenius Medical Care AG & Co. KGaA	1,064,138	94,038,935
Fresenius SE & Co. KGaA	1,857,576	122,488,759
GEA Group AG	877,770	36,685,667
Hannover Rueck SE	294,328	30,764,928
HeidelbergCement AG	679,773	49,715,699
Henkel AG & Co. KGaA	542,394	49,798,231
HUGO BOSS AG	324,575	25,764,492
Infineon Technologies AG	5,536,333	73,564,411
K+S AG Registered[a]	929,901	19,530,324
Kabel Deutschland Holding AG	112,376	14,348,377
Lanxess AG	449,734	18,392,352
Linde AG	902,826	121,722,060
MAN SE	170,360	17,189,517
Merck KGaA	626,978	54,327,980
METRO AG	846,057	23,761,171
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	812,017	155,387,965
Osram Licht AG	429,874	19,094,203
ProSiebenSat.1 Media SE Registered	1,075,341	53,413,789
QIAGEN NVb	1,121,105	25,377,870
RTL Group SAb	192,266	15,503,242
RWE AG	2,375,755	33,084,715
SAP SE	4,771,795	377,903,330

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Siemens AG Registered	3,840,142	$366,407,683
Symrise AG	605,227	38,939,502
Telefonica Deutschland Holding AG	2,896,506	14,301,187
ThyssenKrupp AG	1,814,432	27,947,654
United Internet AG Registered[c]	607,223	31,186,662
Volkswagen AGa	164,256	21,434,618
Vonovia SE	2,265,351	68,658,736
Zalando SEb,d	410,304	14,058,288

		4,690,993,159
HONG KONG — 3.01%
AIA Group Ltd.	58,583,600	322,543,446
ASM Pacific Technology Ltd.[a]	1,150,300	8,291,542
Bank of East Asia Ltd. (The)[a]	5,583,840	16,250,342
BOC Hong Kong Holdings Ltd.	18,240,500	48,045,414
Cathay Pacific Airways Ltd.	5,665,000	8,865,608
Cheung Kong Infrastructure Holdings Ltd.	3,165,792	29,612,502
Cheung Kong Property Holdings Ltd.	13,056,684	69,872,976
CK Hutchison Holdings Ltd.	13,116,184	162,375,522
CLP Holdings Ltd.	9,061,500	75,795,326
First Pacific Co. Ltd./Hong Kong	10,670,250	7,334,824
Galaxy Entertainment Group Ltd.	11,328,000	35,077,741
Hang Lung Properties Ltd.	10,955,000	20,072,120
Hang Seng Bank Ltd.	3,632,800	59,979,930
Henderson Land Development Co. Ltd.	5,932,724	32,015,831
HK Electric Investments & HK Electric Investments Ltd.[d]	8,557,000	6,684,770
HKT Trust & HKT Ltd.	13,158,440	17,278,922
Hong Kong & China Gas Co. Ltd.	34,392,942	60,187,704
Hong Kong Exchanges and Clearing Ltd.[a]	5,461,200	119,498,944
Hongkong Land Holdings Ltd.	2,713,600	17,014,272
Hysan Development Co. Ltd.[a]	3,228,797	12,445,815
Kerry Properties Ltd.	3,026,500	6,952,957
Li & Fung Ltd.[a]	28,750,400	16,401,675
Link REIT	11,363,258	64,752,692
Melco Crown Entertainment Ltd. ADR[a]	392,080	5,975,299
MGM China Holdings Ltd.	4,552,800	5,434,450

Security	Shares	Value
MTR Corp. Ltd.	7,346,000	$33,129,843
New World Development Co. Ltd.	25,606,132	20,727,450
NWS Holdings Ltd.	7,092,000	10,479,195
PCCW Ltd.	19,778,000	11,791,300
Power Assets Holdings Ltd.	6,881,000	62,507,526
Sands China Ltd.	11,766,400	40,517,230
Shangri-La Asia Ltd.[a]	6,840,666	6,328,375
Sino Land Co. Ltd.	13,076,000	16,599,431
SJM Holdings Ltd.[a]	9,321,000	6,095,953
Sun Hung Kai Properties Ltd.	8,193,000	88,216,193
Swire Pacific Ltd. Class A	3,007,500	28,981,992
Swire Properties Ltd.	5,610,655	14,454,041
Techtronic Industries Co. Ltd.	6,579,033	24,768,005
WH Group Ltd.[a,b,d]	28,716,500	16,308,541
Wharf Holdings Ltd. (The)	7,058,912	32,651,385
Wheelock & Co. Ltd.	5,082,000	19,295,387
Wynn Macau Ltd.[a]	7,961,200	8,541,347
Yue Yuen Industrial Holdings Ltd.	3,297,500	11,333,654

		1,681,487,472
IRELAND — 0.39%
Bank of Ireland[b]	132,905,593	43,718,377
CRH PLC	3,846,014	101,043,118
Irish Bank Resolution Corp. Ltd.[b]	3,570,811	39
Kerry Group PLC Class A	783,782	63,861,256
Ryanair Holdings PLC	173,066	2,562,735
Ryanair Holdings PLC ADR	99,254	7,776,551

		218,962,076
ISRAEL — 0.73%
Azrieli Group Ltd.	182,954	6,452,058
Bank Hapoalim BM	5,047,435	23,287,118
Bank Leumi le-Israel BMb	6,826,218	22,416,688
Bezeq The Israeli Telecommunication Corp. Ltd.	9,530,771	20,434,181
Check Point Software Technologies Ltd.[a,b]	323,728	25,513,004
Delek Group Ltd.	23,342	3,961,882
Israel Chemicals Ltd.	2,515,854	10,068,123
Mizrahi Tefahot Bank Ltd.	646,376	7,214,364
NICE-Systems Ltd.	293,221	17,160,432
Taro Pharmaceutical Industries Ltd.[b]	31,818	4,639,064

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Teva Pharmaceutical Industries Ltd.	4,425,287	$267,934,786

		409,081,700
ITALY — 2.07%
Assicurazioni Generali SpA	5,660,358	84,460,833
Atlantia SpA	2,020,241	52,638,906
Banca Monte dei Paschi di Siena SpA[a,b]	12,623,191	9,055,864
Banco Popolare SCb	1,524,036	14,050,184
CNH Industrial NV	4,648,042	28,843,679
Enel Green Power SpA	9,040,332	17,607,759
Enel SpA	34,291,655	139,812,671
Eni SpA	12,324,960	177,104,986
EXOR SpA	496,528	16,080,430
Ferrari NVa,b	603,064	23,883,154
Finmeccanica SpA[b]	1,810,343	21,410,570
Intesa Sanpaolo SpA	60,526,390	171,459,522
Luxottica Group SpA	829,305	51,642,446
Mediobanca SpA	2,823,706	22,502,948
Prysmian SpA	989,587	20,205,662
Saipem SpA[a,b]	1,311,249	809,446
Snam SpA	10,526,158	58,828,450
Telecom Italia SpA[a,b]	55,603,720	61,489,638
Tenaris SA	2,325,577	23,855,375
Terna Rete Elettrica Nazionale SpA	7,832,897	41,818,529
UniCredit SpA	23,094,597	88,662,749
Unione di Banche Italiane SpA	4,232,897	19,704,041
UnipolSai SpA	4,653,234	9,808,239

		1,155,736,081
JAPAN — 23.03%
ABC-Mart Inc.	93,600	5,025,400
Acom Co. Ltd.[b]	1,977,870	8,822,119
Aeon Co. Ltd.	3,234,000	42,660,538
AEON Financial Service Co. Ltd.	488,390	11,037,336
Aeon Mall Co. Ltd.	525,210	7,904,288
Air Water Inc.	420,000	6,577,624
Aisin Seiki Co. Ltd.	929,700	38,780,696
Ajinomoto Co. Inc.	2,957,000	69,281,217
Alfresa Holdings Corp.	713,300	13,068,182
Alps Electric Co. Ltd.	853,400	16,480,809
Amada Holdings Co. Ltd.	1,646,800	15,248,526
ANA Holdings Inc.	4,919,000	14,261,504
Aozora Bank Ltd.	4,929,000	16,326,180

Security	Shares	Value
Asahi Glass Co. Ltd.	4,748,000	$28,511,923
Asahi Group Holdings Ltd.	1,819,100	57,654,043
Asahi Kasei Corp.	6,053,000	38,688,402
ASICS Corp.	804,600	14,694,343
Astellas Pharma Inc.	10,301,150	140,394,809
Bandai Namco Holdings Inc.	823,900	18,510,783
Bank of Kyoto Ltd. (The)	1,927,000	14,675,538
Bank of Yokohama Ltd. (The)	5,667,000	29,733,436
Benesse Holdings Inc.	322,800	8,918,895
Bridgestone Corp.	3,133,700	112,234,942
Brother Industries Ltd.	1,150,300	11,392,307
Calbee Inc.	325,800	13,307,570
Canon Inc.	5,251,400	144,964,926
Casio Computer Co. Ltd.[a]	984,800	18,774,364
Central Japan Railway Co.	695,600	127,008,120
Chiba Bank Ltd. (The)	3,352,000	20,405,765
Chubu Electric Power Co. Inc.	3,202,300	40,562,731
Chugai Pharmaceutical Co. Ltd.	1,104,700	33,351,328
Chugoku Bank Ltd. (The)	819,300	9,596,228
Chugoku Electric Power Co. Inc. (The)	1,422,300	18,738,434
Citizen Holdings Co. Ltd.	1,316,000	7,902,631
Credit Saison Co. Ltd.	659,000	12,144,129
Dai Nippon Printing Co. Ltd.	3,032,000	27,899,459
Dai-ichi Life Insurance Co. Ltd. (The)	5,261,652	70,994,165
Daicel Corp.	1,229,000	17,755,098
Daihatsu Motor Co. Ltd.	993,300	15,260,711
Daiichi Sankyo Co. Ltd.	3,117,395	63,898,036
Daikin Industries Ltd.	1,137,700	75,273,423
Daito Trust Construction Co. Ltd.	336,300	42,306,604
Daiwa House Industry Co. Ltd.	2,975,900	82,592,194
Daiwa Securities Group Inc.	8,125,000	50,368,087
Denso Corp.	2,342,000	99,820,097
Dentsu Inc.	1,021,300	53,230,934
Don Quijote Holdings Co. Ltd.	547,500	18,202,515
East Japan Railway Co.	1,627,000	147,695,288
Eisai Co. Ltd.	1,227,100	72,876,959
Electric Power Development Co. Ltd.	660,200	21,976,674
FamilyMart Co. Ltd.	278,500	12,882,336
FANUC Corp.	949,100	123,943,923
Fast Retailing Co. Ltd.	250,400	79,485,169

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Fuji Electric Co. Ltd.	2,785,000	$9,500,723
Fuji Heavy Industries Ltd.	2,816,600	112,975,754
FUJIFILM Holdings Corp.	2,265,100	86,027,587
Fujitsu Ltd.	9,117,000	37,449,999
Fukuoka Financial Group Inc.	3,986,000	16,593,929
GungHo Online Entertainment Inc.[a,b]	1,977,800	5,195,064
Gunma Bank Ltd. (The)	2,014,000	10,979,556
Hachijuni Bank Ltd. (The)	1,672,000	9,197,968
Hakuhodo DY Holdings Inc.	1,150,320	12,067,124
Hamamatsu Photonics KK	653,800	15,990,598
Hankyu Hanshin Holdings Inc.	5,878,000	36,171,561
Hikari Tsushin Inc.	123,100	8,022,624
Hino Motors Ltd.	1,295,900	14,429,217
Hirose Electric Co. Ltd.	169,470	18,897,658
Hiroshima Bank Ltd. (The)	1,822,000	8,954,611
Hisamitsu Pharmaceutical Co. Inc.	209,100	9,274,910
Hitachi Chemical Co. Ltd.	488,300	8,409,577
Hitachi Construction Machinery Co. Ltd.	488,300	6,985,798
Hitachi High-Technologies Corp.	282,900	7,886,569
Hitachi Ltd.	23,386,000	113,274,277
Hitachi Metals Ltd.	853,000	9,392,054
Hokuhoku Financial Group Inc.	6,053,000	11,049,544
Hokuriku Electric Power Co.	819,300	11,443,739
Honda Motor Co. Ltd.	7,882,700	217,536,866
Hoshizaki Electric Co. Ltd.	167,200	11,531,987
Hoya Corp.	2,054,200	78,051,625
Hulic Co. Ltd.	1,481,300	12,553,701
Idemitsu Kosan Co. Ltd.	488,300	7,199,566
IHI Corp.	6,538,000	13,717,028
Iida Group Holdings Co. Ltd.	758,480	13,288,201
INPEX Corp.	4,625,843	40,253,794
Isetan Mitsukoshi Holdings Ltd.	1,816,200	22,697,812
Isuzu Motors Ltd.	2,919,900	28,990,375
ITOCHU Corp.	7,700,000	88,884,071
Itochu Techno-Solutions Corp.	246,300	3,938,684
Iyo Bank Ltd. (The)	1,154,200	9,609,991
J Front Retailing Co. Ltd.	1,251,600	17,006,418
Japan Airlines Co. Ltd.	604,300	22,342,104
Japan Airport Terminal Co. Ltd.[a]	182,700	7,168,257

Security	Shares	Value
Japan Exchange Group Inc.	2,623,500	$36,535,919
Japan Post Bank Co. Ltd.[b]	1,953,600	23,753,349
Japan Post Holdings Co. Ltd.[b]	2,486,700	32,761,628
Japan Prime Realty Investment Corp.	3,425	12,235,679
Japan Real Estate Investment Corp.	5,832	30,734,035
Japan Retail Fund Investment Corp.	11,503	24,200,339
Japan Tobacco Inc.	5,318,200	204,750,590
JFE Holdings Inc.	2,393,975	31,757,517
JGC Corp.	1,148,000	17,874,530
Joyo Bank Ltd. (The)	3,190,000	12,753,149
JSR Corp.	1,187,100	16,943,863
JTEKT Corp.	984,800	15,512,440
JX Holdings Inc.	10,751,400	40,495,919
Kajima Corp.	4,274,000	23,865,064
Kakaku.com Inc.	675,800	12,883,545
Kamigumi Co. Ltd.	1,151,000	10,210,829
Kaneka Corp.	1,176,000	11,064,007
Kansai Electric Power Co. Inc. (The)[b]	3,460,100	37,026,057
Kansai Paint Co. Ltd.	1,104,800	15,176,000
Kao Corp.	2,453,100	129,579,767
Kawasaki Heavy Industries Ltd.	6,538,000	19,819,485
KDDI Corp.	8,461,800	210,243,211
Keihan Electric Railway Co. Ltd.	1,909,000	11,826,292
Keikyu Corp.	2,628,000	21,511,981
Keio Corp.	2,785,000	24,407,426
Keisei Electric Railway Co. Ltd.	1,437,000	18,825,276
Keyence Corp.	216,023	99,781,160
Kikkoman Corp.	632,000	20,672,531
Kintetsu Group Holdings Co. Ltd.	8,193,000	33,431,149
Kirin Holdings Co. Ltd.	3,963,800	55,479,776
Kobe Steel Ltd.	14,813,000	14,070,912
Koito Manufacturing Co. Ltd.	438,700	19,893,966
Komatsu Ltd.	4,537,100	66,352,253
Konami Holdings Corp.	488,300	11,156,303
Konica Minolta Inc.	2,279,400	18,846,730
Kose Corp.	138,900	12,666,386
Kubota Corp.	5,326,000	76,943,576

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Kuraray Co. Ltd.	1,816,400	$21,605,055
Kurita Water Industries Ltd.	488,300	10,264,928
Kyocera Corp.	1,514,400	62,069,573
Kyowa Hakko Kirin Co. Ltd.	1,534,000	21,869,938
Kyushu Electric Power Co. Inc.[b]	2,075,900	22,068,172
Kyushu Financial Group Inc.[b]	1,599,000	9,826,589
Lawson Inc.	282,400	22,020,039
LIXIL Group Corp.	1,311,580	27,300,885
M3 Inc.	977,200	22,019,589
Mabuchi Motor Co. Ltd.	263,800	13,901,987
Makita Corp.	608,400	33,619,923
Marubeni Corp.	7,935,000	37,399,009
Marui Group Co. Ltd.	1,122,700	17,545,520
Maruichi Steel Tube Ltd.	167,200	4,661,132
Mazda Motor Corp.	2,620,400	46,503,361
McDonald’s Holdings Co. Japan Ltd.[a,b]	322,800	6,351,213
Medipal Holdings Corp.	653,800	10,449,783
MEIJI Holdings Co. Ltd.	579,104	47,786,305
Minebea Co. Ltd.	1,512,000	11,539,983
Miraca Holdings Inc.	278,500	11,318,052
Mitsubishi Chemical Holdings Corp.	6,611,800	36,170,612
Mitsubishi Corp.	6,566,100	103,346,992
Mitsubishi Electric Corp.	9,424,000	85,587,808
Mitsubishi Estate Co. Ltd.	5,997,000	117,274,997
Mitsubishi Gas Chemical Co. Inc.	1,672,000	7,872,135
Mitsubishi Heavy Industries Ltd.	14,733,000	56,782,867
Mitsubishi Logistics Corp.	477,000	6,430,133
Mitsubishi Materials Corp.	5,777,000	17,512,568
Mitsubishi Motors Corp.	3,125,100	24,832,497
Mitsubishi Tanabe Pharma Corp.	1,095,500	17,735,762
Mitsubishi UFJ Financial Group Inc.	61,773,980	310,949,188
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,308,800	11,270,812
Mitsui & Co. Ltd.	8,241,600	92,276,784
Mitsui Chemicals Inc.	3,891,000	16,680,535
Mitsui Fudosan Co. Ltd.	4,460,000	103,261,719
Mitsui OSK Lines Ltd.	4,930,000	9,610,375
Mixi Inc.	195,000	6,136,786

Security	Shares	Value
Mizuho Financial Group Inc.	113,660,260	$193,212,584
MS&AD Insurance Group Holdings Inc.	2,390,088	63,668,557
Murata Manufacturing Co. Ltd.	979,900	110,847,318
Nabtesco Corp.	518,500	8,801,202
Nagoya Railroad Co. Ltd.	5,082,000	22,919,688
NEC Corp.	11,728,000	30,612,051
Nexon Co. Ltd.	644,700	10,320,312
NGK Insulators Ltd.	1,549,000	31,641,490
NGK Spark Plug Co. Ltd.	819,300	18,948,829
NH Foods Ltd.	744,000	14,263,610
NHK Spring Co. Ltd.	823,200	7,969,193
Nidec Corp.	1,059,500	70,904,630
Nikon Corp.	1,734,900	25,235,691
Nintendo Co. Ltd.	513,400	70,628,811
Nippon Building Fund Inc.	6,560	33,703,548
Nippon Electric Glass Co. Ltd.	1,794,500	9,145,554
Nippon Express Co. Ltd.	4,277,000	19,713,096
Nippon Paint Holdings Co. Ltd.	727,000	13,583,397
Nippon Prologis REIT Inc.	6,538	11,546,065
Nippon Steel & Sumitomo Metal Corp.	3,637,735	63,881,589
Nippon Telegraph & Telephone Corp.	3,629,200	150,725,789
Nippon Yusen KK	7,687,000	16,254,673
Nissan Motor Co. Ltd.	12,111,500	118,048,734
Nisshin Seifun Group Inc.	1,076,597	17,154,055
Nissin Foods Holdings Co. Ltd.	284,500	14,334,861
Nitori Holdings Co. Ltd.	344,100	27,427,952
Nitto Denko Corp.	803,300	45,259,235
NOK Corp.	477,800	9,720,575
Nomura Holdings Inc.	17,441,000	93,641,019
Nomura Real Estate Holdings Inc.	605,300	10,469,568
Nomura Real Estate Master Fund Inc.[b]	17,100	20,904,473
Nomura Research Institute Ltd.	552,170	19,726,058
NSK Ltd.	2,343,700	23,811,597
NTT Data Corp.	605,391	28,753,135
NTT DOCOMO Inc.	6,977,817	145,648,565
NTT Urban Development Corp.	488,300	4,710,977
Obayashi Corp.	2,991,000	26,632,784
Obic Co. Ltd.	216,800	11,049,073

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Odakyu Electric Railway Co. Ltd.	3,388,000	$35,512,923
Oji Holdings Corp.	4,274,000	17,051,518
Olympus Corp.	1,276,000	48,904,638
Omron Corp.	964,000	24,564,821
Ono Pharmaceutical Co. Ltd.	390,900	61,896,940
Oracle Corp. Japan	167,200	7,499,244
Oriental Land Co. Ltd./Japan	950,600	59,855,646
ORIX Corp.	6,427,500	89,538,502
Osaka Gas Co. Ltd.	9,321,000	34,908,036
Otsuka Corp.	223,800	10,962,161
Otsuka Holdings Co. Ltd.	1,848,300	61,297,026
Panasonic Corp.	10,731,268	98,745,571
Park24 Co. Ltd.	488,300	13,491,624
Rakuten Inc.[b]	4,590,700	46,583,859
Recruit Holdings Co. Ltd.	653,800	20,440,532
Resona Holdings Inc.	10,700,500	48,391,556
Ricoh Co. Ltd.	3,467,300	33,050,545
Rinnai Corp.	167,200	15,108,975
Rohm Co. Ltd.	443,700	19,754,206
Ryohin Keikaku Co. Ltd.	109,500	22,901,251
Sankyo Co. Ltd.	273,900	10,339,264
Sanrio Co. Ltd.[a]	196,700	4,502,174
Santen Pharmaceutical Co. Ltd.	1,812,300	28,457,294
SBI Holdings Inc./Japan	1,106,880	10,861,714
Secom Co. Ltd.	1,029,300	70,694,499
Sega Sammy Holdings Inc.	996,338	9,266,729
Seibu Holdings Inc.	638,300	12,585,158
Seiko Epson Corp.	1,654,600	22,113,268
Sekisui Chemical Co. Ltd.	1,967,900	23,634,631
Sekisui House Ltd.	3,156,600	48,861,920
Seven & I Holdings Co. Ltd.	3,632,880	159,400,806
Seven Bank Ltd.	2,805,300	11,771,300
Shikoku Electric Power Co. Inc.	995,400	14,240,555
Shimadzu Corp.	1,025,000	15,553,009
Shimamura Co. Ltd.	119,200	13,134,498
Shimano Inc.	384,400	60,327,923
Shimizu Corp.	2,785,000	21,324,867
Shin-Etsu Chemical Co. Ltd.	1,977,800	99,343,343
Shinsei Bank Ltd.	8,193,000	12,587,436
Shionogi & Co. Ltd.	1,455,300	62,520,260
Shiseido Co. Ltd.	1,767,400	32,701,243
Shizuoka Bank Ltd. (The)	2,948,000	25,275,877

Security	Shares	Value
Showa Shell Sekiyu KK	819,500	$6,593,095
SMC Corp./Japan	250,400	55,265,254
SoftBank Group Corp.	4,651,300	202,280,548
Sohgo Security Services Co. Ltd.	205,200	9,881,601
Sompo Japan Nipponkoa Holdings Inc.	1,622,750	47,168,523
Sony Corp.	6,078,300	126,672,043
Sony Financial Holdings Inc.	911,200	14,804,695
Stanley Electric Co. Ltd.	740,600	16,015,288
Sumitomo Chemical Co. Ltd.	7,021,000	34,970,165
Sumitomo Corp.	5,435,800	53,341,018
Sumitomo Dainippon Pharma Co. Ltd.	811,000	8,902,813
Sumitomo Electric Industries Ltd.	3,632,800	46,915,977
Sumitomo Heavy Industries Ltd.	2,759,000	10,688,234
Sumitomo Metal Mining Co. Ltd.	2,191,000	22,748,829
Sumitomo Mitsui Financial Group Inc.	6,161,700	202,565,283
Sumitomo Mitsui Trust Holdings Inc.	16,175,600	50,745,408
Sumitomo Realty & Development Co. Ltd.	1,744,000	48,085,508
Sumitomo Rubber Industries Ltd.	819,300	10,239,135
Suntory Beverage & Food Ltd.	653,800	29,810,234
Suruga Bank Ltd.	1,266,500	22,575,534
Suzuken Co. Ltd./Aichi Japan	360,924	12,297,621
Suzuki Motor Corp.	1,718,200	51,887,327
Sysmex Corp.	684,200	43,177,533
T&D Holdings Inc.	2,795,200	31,342,535
Taiheiyo Cement Corp.	6,776,000	19,309,627
Taisei Corp.	4,928,000	30,325,528
Taisho Pharmaceutical Holdings Co. Ltd.	115,100	7,653,368
Taiyo Nippon Sanso Corp.	700,400	6,225,006
Takashimaya Co. Ltd.	1,463,000	12,350,275
Takeda Pharmaceutical Co. Ltd.	3,802,800	181,337,004
TDK Corp.	601,000	32,317,433
Teijin Ltd.	4,419,000	15,914,459
Terumo Corp.	1,481,300	46,250,477

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
THK Co. Ltd.	514,900	$8,063,853
Tobu Railway Co. Ltd.	4,883,000	23,554,884
Toho Co. Ltd./Tokyo	492,100	12,682,047
Toho Gas Co. Ltd.	1,698,000	11,010,036
Tohoku Electric Power Co. Inc.	2,239,300	27,708,020
Tokio Marine Holdings Inc.	3,316,400	116,367,796
Tokyo Electric Power Co. Inc.[b]	7,072,600	35,051,914
Tokyo Electron Ltd.	819,300	50,579,839
Tokyo Gas Co. Ltd.	11,858,000	53,831,882
Tokyo Tatemono Co. Ltd.	879,500	9,313,336
Tokyu Corp.	5,728,000	44,048,800
Tokyu Fudosan Holdings Corp.	2,474,300	15,961,907
TonenGeneral Sekiyu KK	1,694,000	13,628,679
Toppan Printing Co. Ltd.	2,750,000	23,623,673
Toray Industries Inc.	7,045,000	59,210,238
Toshiba Corp.[b]	19,636,000	32,276,579
TOTO Ltd.	727,900	23,208,144
Toyo Seikan Group Holdings Ltd.	768,700	13,664,085
Toyo Suisan Kaisha Ltd.	360,200	12,302,705
Toyoda Gosei Co. Ltd.	278,500	5,928,175
Toyota Industries Corp.	806,700	39,647,008
Toyota Motor Corp.	13,234,100	787,060,835
Toyota Tsusho Corp.	1,087,500	24,370,276
Trend Micro Inc./Japan[b]	490,800	20,351,183
Unicharm Corp.	1,850,600	35,608,745
United Urban Investment Corp.	13,280	18,044,522
USS Co. Ltd.	1,095,580	16,533,471
West Japan Railway Co.	808,000	51,657,539
Yahoo Japan Corp.	7,060,922	26,537,145
Yakult Honsha Co. Ltd.	393,500	17,811,754
Yamada Denki Co. Ltd.	3,557,550	17,072,949
Yamaguchi Financial Group Inc.	1,400,000	14,940,734
Yamaha Corp.	768,700	17,975,383
Yamaha Motor Co. Ltd.	1,297,200	25,426,470
Yamato Holdings Co. Ltd.	1,646,800	35,604,832
Yamazaki Baking Co. Ltd.	421,000	9,037,947
Yaskawa Electric Corp.	1,150,300	12,522,987
Yokogawa Electric Corp.	1,150,300	12,646,506
Yokohama Rubber Co. Ltd. (The)	652,500	9,604,386

		12,849,845,226
NETHERLANDS — 3.08%
Aegon NV	8,721,960	49,084,926

Security	Shares	Value
AerCap Holdings NVb	402,082	$12,347,938
Akzo Nobel NV	1,207,481	77,178,169
Altice NV Class Aa,b	1,899,593	27,214,210
Altice NV Class Bb	431,173	6,356,752
ASML Holding NV	1,684,269	153,487,809
Boskalis Westminster	413,995	16,261,062
Fiat Chrysler Automobiles NVa	4,339,083	30,072,137
Gemalto NVa	388,581	23,276,884
Heineken Holding NV	496,394	37,947,737
Heineken NV	1,123,942	97,317,208
ING Groep NV CVA	18,738,393	214,822,862
Koninklijke Ahold NV	4,096,795	92,315,885
Koninklijke DSM NV	883,780	42,574,202
Koninklijke KPN NV	15,620,073	60,153,131
Koninklijke Philips NV	4,588,962	121,629,550
Koninklijke Vopak NV	342,506	14,844,723
Mobileye NVa,b	388,124	10,529,804
NN Group NV	1,163,072	39,214,912
NXP Semiconductors NVb	655,756	49,037,434
OCI NVb	418,363	7,550,861
Randstad Holding NV	614,224	33,317,444
RELX NV	4,812,618	80,013,110
TNT Express NV	2,360,140	20,093,209
Unilever NV CVA	7,878,416	348,580,600
Wolters Kluwer NV	1,476,964	50,085,971

		1,715,308,530
NEW ZEALAND — 0.15%
Auckland International Airport Ltd.	4,566,192	16,396,511
Contact Energy Ltd.	3,579,430	10,653,100
Fletcher Building Ltd.	3,337,764	14,879,185
Meridian Energy Ltd.	5,893,230	8,960,362
Mighty River Power Ltd.	3,378,405	5,792,444
Ryman Healthcare Ltd.	1,837,231	9,557,056
Spark New Zealand Ltd.	8,919,964	19,391,289

		85,629,947
NORWAY — 0.56%
DNB ASA	4,770,719	56,957,935
Gjensidige Forsikring ASA	978,900	15,444,539
Norsk Hydro ASA	6,559,963	21,556,746
Orkla ASA	3,983,175	31,992,640
Schibsted ASA	397,577	11,566,092
Schibsted ASA Class Bb	353,731	9,881,196
Statoil ASA	5,438,806	73,783,278
Telenor ASA	3,664,833	59,123,417

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Yara International ASA	879,690	$32,959,460

		313,265,303
PORTUGAL — 0.15%
Banco Comercial Portugues SA Registered[a,b]	198,375,222	8,349,957
EDP – Energias de Portugal SA	10,293,206	35,830,174
Galp Energia SGPS SA	1,917,564	22,637,153
Jeronimo Martins SGPS SA	1,263,614	17,556,044

		84,373,328
SINGAPORE — 1.22%
Ascendas REIT	10,808,156	17,617,454
CapitaLand Commercial Trust Ltd.	10,417,500	9,478,439
CapitaLand Ltd.	13,017,100	28,077,353
CapitaLand Mall Trust[a]	11,648,700	16,286,737
City Developments Ltd.	2,473,000	12,093,080
ComfortDelGro Corp. Ltd.	10,417,500	20,713,500
DBS Group Holdings Ltd.	8,439,000	83,364,252
Genting Singapore PLC	29,432,800	14,578,883
Global Logistic Properties Ltd.	15,539,800	18,451,670
Golden Agri-Resources Ltd.[b]	33,893,994	8,811,057
Hutchison Port Holdings Trust	26,289,100	12,487,323
Jardine Cycle & Carriage Ltd.	467,654	12,252,384
Keppel Corp. Ltd.[a]	7,202,300	25,402,618
Noble Group Ltd.[a]	22,317,127	4,860,753
Oversea-Chinese Banking Corp. Ltd.	14,481,198	80,581,106
SembCorp Industries Ltd.[a]	4,625,800	8,157,632
Sembcorp Marine Ltd[a]	3,632,800	3,968,948
Singapore Airlines Ltd.	2,768,800	21,457,081
Singapore Exchange Ltd.[a]	3,963,800	19,717,350
Singapore Press Holdings Ltd.[a]	6,794,750	16,995,229
Singapore Technologies Engineering Ltd.	7,769,500	15,666,736
Singapore Telecommunications Ltd.	38,742,885	95,543,825
StarHub Ltd.	2,639,800	6,268,899
Suntec REIT[a]	12,065,100	13,393,422
United Overseas Bank Ltd.	6,253,600	79,482,628
UOL Group Ltd.	2,474,300	9,735,179
Wilmar International Ltd.	9,424,500	18,871,513
Yangzijiang Shipbuilding Holdings Ltd.	9,093,500	5,941,794

		680,256,845

Security	Shares	Value
SPAIN — 3.12%
Abertis Infraestructuras SA	2,498,556	$37,052,313
ACS Actividades de Construccion y Servicios SA	953,346	24,045,844
Aena SAb,d	331,638	36,692,288
Amadeus IT Holding SA Class A	2,189,265	88,869,038
Banco Bilbao Vizcaya Argentaria SA	31,066,936	198,199,745
Banco de Sabadell SA	24,438,213	44,001,751
Banco Popular Espanol SA	8,589,103	23,039,419
Banco Santander SA	70,308,075	299,362,321
Bankia SA	22,817,074	22,565,935
Bankinter SA	3,353,931	23,262,659
CaixaBank SA	12,742,301	38,330,091
Distribuidora Internacional de Alimentacion SA	3,107,165	16,632,343
Enagas SA	661,825	19,120,605
Endesa SA	1,565,064	30,084,618
Ferrovial SA	2,249,253	49,004,632
Gas Natural SDG SA	1,759,120	34,290,746
Grifols SA	1,457,708	30,213,420
Iberdrola SA	26,653,410	185,962,340
Industria de Diseno Textil SA	5,322,114	173,829,126
International Consolidated Airlines Group SA	4,032,271	30,864,693
Mapfre SA	5,234,928	11,663,107
Red Electrica Corp. SA	383,283	30,851,857
Repsol SA	5,384,030	55,298,378
Telefonica SA	21,939,903	229,756,345
Zardoya Otis SAa	904,080	9,479,334

		1,742,472,948
SWEDEN — 2.83%
Alfa Laval AB	1,468,759	25,178,873
Assa Abloy AB	4,867,486	102,572,577
Atlas Copco AB Class A	3,220,072	68,645,200
Atlas Copco AB Class B	1,918,930	38,983,038
Boliden AB	1,318,456	18,220,169
Electrolux AB Class B	1,173,225	25,448,527
Getinge AB Class B	983,189	21,567,222
Hennes & Mauritz AB Class B	4,584,239	149,369,545
Hexagon AB Class B	1,260,902	41,760,730
Husqvarna AB Class B	2,050,480	12,984,456
ICA Gruppen ABa	373,686	13,191,302
Industrivarden AB Class C	735,869	11,610,922

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Investment AB Kinnevik Class B	1,140,870	$29,270,305
Investor AB Class B	2,203,411	73,413,200
Lundin Petroleum ABa,b	1,074,808	15,367,024
Millicom International Cellular SA SDR	314,799	13,832,881
Nordea Bank AB	14,670,776	146,965,249
Sandvik AB	5,156,111	42,842,572
Securitas AB Class B	1,517,002	22,273,081
Skandinaviska Enskilda Banken AB Class A	7,307,166	70,132,160
Skanska AB Class B	1,821,376	34,983,368
SKF AB Class B	1,924,790	29,225,553
Svenska Cellulosa AB SCA Class B	2,853,317	84,152,545
Svenska Handelsbanken AB Class A	7,240,919	90,607,013
Swedbank AB Class A	4,380,595	91,494,943
Swedish Match AB	980,021	34,766,662
Tele2 AB Class B	1,560,559	12,912,222
Telefonaktiebolaget LM Ericsson Class B	14,761,958	129,802,697
TeliaSonera AB	12,473,015	58,663,513
Volvo AB Class B	7,451,640	67,391,026

		1,577,628,575
SWITZERLAND — 9.34%
ABB Ltd. Registered	10,651,380	182,642,606
Actelion Ltd. Registered	497,826	65,152,459
Adecco SA Registered	808,509	49,316,169
Aryzta AG	425,017	19,370,804
Baloise Holding AG Registered	235,712	28,755,185
Barry Callebaut AG Registered[a]	11,409	13,016,270
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	4,851	28,334,783
Chocoladefabriken Lindt & Sprungli AG Registered	417	28,729,922
Cie. Financiere Richemont SA Class A Registered	2,528,553	163,486,689
Credit Suisse Group AG Registered	8,707,113	152,957,628
Dufry AG Registered[a,b]	196,733	21,235,222
EMS-Chemie Holding AG Registered	39,882	16,658,855

Security	Shares	Value
Galenica AG Registered	22,408	$31,163,226
Geberit AG Registered	183,859	64,919,910
Givaudan SA Registered	45,676	85,008,668
Julius Baer Group Ltd.	1,079,381	45,560,170
Kuehne + Nagel International AG Registered	257,576	33,936,232
LafargeHolcim Ltd. Registered	2,054,908	86,074,905
Lonza Group AG Registered	259,581	39,596,458
Nestle SA Registered	15,450,418	1,133,920,298
Novartis AG Registered	11,009,896	843,484,932
Pargesa Holding SA Bearer	145,468	8,425,829
Partners Group Holding AG	82,943	29,808,969
Roche Holding AG	3,403,009	876,449,593
Schindler Holding AG Participation Certificates	243,031	37,095,641
Schindler Holding AG Registered	70,343	10,812,495
SGS SA Registered	27,380	52,988,377
Sika AG Bearer	10,295	36,743,098
Sonova Holding AG Registered	261,236	31,257,047
Sulzer AG Registered[a]	114,759	10,443,836
Swatch Group AG (The) Bearer[a]	148,155	50,375,447
Swatch Group AG (The) Registered	248,131	16,430,672
Swiss Life Holding AG Registered	156,601	39,675,616
Swiss Prime Site AG Registered	315,571	25,192,708
Swiss Re AG	1,707,730	157,998,150
Swisscom AG Registered	125,174	61,997,565
Syngenta AG Registered	452,115	165,861,541
Transocean Ltd.[a]	1,790,899	18,229,714
UBS Group AG	17,751,166	291,565,045
Zurich Insurance Group AG	725,905	159,966,183

		5,214,638,917
UNITED KINGDOM — 19.49%
3i Group PLC	4,745,101	29,750,694
Aberdeen Asset Management PLC	4,521,060	15,808,351
Admiral Group PLC	995,386	25,048,084
Aggreko PLC	1,241,006	15,015,931
Amec Foster Wheeler PLC	1,812,788	10,596,904
Anglo American PLC	6,766,573	26,630,717

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Antofagasta PLC	1,947,489	$10,503,076
ARM Holdings PLC	6,881,621	96,932,489
Ashtead Group PLC	2,445,681	31,188,096
Associated British Foods PLC	1,736,019	77,570,107
AstraZeneca PLC	6,125,444	389,916,308
Auto Trader Group PLC[d]	3,234,002	17,959,797
Aviva PLC	19,586,113	133,580,197
Babcock International Group PLC	1,209,992	15,704,820
BAE Systems PLC	15,351,243	112,362,815
Barclays PLC	81,255,547	214,385,460
Barratt Developments PLC	4,831,946	41,090,424
BG Group PLC	16,545,298	247,485,946
BHP Billiton PLC	10,215,118	98,011,345
BP PLC	88,643,414	472,910,734
British American Tobacco PLC	9,048,147	500,172,048
British Land Co. PLC (The)	4,718,707	49,531,798
BT Group PLC	40,666,387	279,687,047
Bunzl PLC	1,598,712	42,362,001
Burberry Group PLC	2,168,923	36,765,578
Capita PLC	3,200,994	53,352,170
Carnival PLC	890,146	43,940,991
Centrica PLC	24,525,231	71,247,958
Cobham PLC	5,480,190	19,745,071
Coca-Cola HBC AG	967,142	19,604,322
Compass Group PLC	8,078,492	137,855,879
Croda International PLC	668,022	27,025,246
Diageo PLC	12,211,099	326,422,629
Direct Line Insurance Group PLC	6,637,871	35,271,664
Dixons Carphone PLC	4,775,684	32,089,898
easyJet PLC	777,504	17,072,729
Experian PLC	4,772,390	80,558,663
Fresnillo PLC	1,094,668	11,211,120
G4S PLC	7,568,727	24,349,792
GKN PLC	8,185,534	32,371,972
GlaxoSmithKline PLC	23,595,885	481,644,304
Glencore PLC	59,214,875	75,159,894
Hammerson PLC	3,789,160	31,362,680
Hargreaves Lansdown PLC	1,260,070	24,362,390
HSBC Holdings PLC	94,704,636	661,348,601
ICAP PLC	2,717,834	18,636,268
IMI PLC	1,311,642	14,968,240
Imperial Tobacco Group PLC	4,664,761	250,518,251
Inmarsat PLC	2,143,647	33,448,398

Security	Shares	Value
InterContinental Hotels Group PLC	1,149,275	$37,446,766
Intertek Group PLC	777,273	31,202,499
Intu Properties PLC	4,415,090	18,725,788
Investec PLC	2,710,301	17,066,011
ITV PLC	18,660,734	70,622,634
J Sainsbury PLC[a]	6,435,421	22,374,309
Johnson Matthey PLC	949,525	33,201,117
Kingfisher PLC	11,328,321	52,401,740
Land Securities Group PLC	3,849,599	59,794,188
Legal & General Group PLC	28,887,921	99,780,257
Lloyds Banking Group PLC	277,068,368	257,271,875
London Stock Exchange Group PLC	1,527,926	53,620,564
Marks & Spencer Group PLC	7,980,486	48,009,477
Meggitt PLC	3,858,290	19,888,826
Melrose Industries PLC	11	45
Merlin Entertainments PLC[d]	3,371,821	19,786,975
Mondi PLC	1,789,244	28,832,166
National Grid PLC	18,359,717	256,734,457
Next PLC	725,005	71,218,061
Old Mutual PLC	23,926,243	57,595,124
Pearson PLC	4,000,169	44,769,754
Persimmon PLC	1,513,049	43,697,856
Petrofac Ltd.	1,274,245	14,306,494
Provident Financial PLC	681,731	28,411,502
Prudential PLC	12,472,394	241,939,356
Randgold Resources Ltd.	450,978	31,774,511
Reckitt Benckiser Group PLC	3,114,337	275,398,625
RELX PLC	5,550,366	96,840,294
Rexam PLC	3,348,791	28,501,562
Rio Tinto PLC	6,080,541	147,836,749
Rolls-Royce Holdings PLC	8,956,300	70,510,043
Royal Bank of Scotland Group PLC[b]	15,789,738	56,599,101
Royal Dutch Shell PLC Class A	18,947,114	407,985,007
Royal Dutch Shell PLC Class B	11,830,440	255,246,312
Royal Mail PLC	3,938,978	25,657,527
RSA Insurance Group PLC	4,923,565	29,081,698
SABMiller PLC	4,701,583	278,939,116
Sage Group PLC (The)	5,359,457	47,210,843
Schroders PLC	605,214	23,385,434
Segro PLC	3,573,520	22,248,010

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Severn Trent PLC	1,178,983	$36,608,562
Shire PLC	2,873,449	159,371,116
Sky PLC	5,045,269	77,435,651
Smith & Nephew PLC	4,358,727	71,844,770
Smiths Group PLC	1,910,658	25,571,383
Sports Direct International PLC[b]	1,316,266	7,759,765
SSE PLC	4,851,764	99,792,300
St. James’s Place PLC	2,566,273	34,691,663
Standard Chartered PLC	15,783,812	105,453,785
Standard Life PLC	9,538,468	49,182,704
Tate & Lyle PLC	2,292,128	20,337,405
Taylor Wimpey PLC	15,846,933	43,249,357
Tesco PLC[b]	39,484,692	97,119,673
Travis Perkins PLC	1,192,942	30,882,437
TUI AG	2,380,810	40,053,345
Unilever PLC	6,224,178	272,374,557
United Utilities Group PLC	3,363,510	45,635,946
Vodafone Group PLC	128,620,974	408,503,001
Weir Group PLC (The)	1,027,288	12,604,850
Whitbread PLC	881,345	50,007,518
William Hill PLC	4,248,979	23,445,719
Wm Morrison Supermarkets PLC	10,666,903	26,403,600
Wolseley PLC	1,276,942	62,726,785
WPP PLC	6,381,118	137,313,020

		10,878,821,482

TOTAL COMMON STOCKS (Cost: $59,737,520,833)		55,155,376,180

PREFERRED STOCKS — 0.54%

GERMANY — 0.47%
Bayerische Motoren Werke AG	266,201	18,187,016
Fuchs Petrolub SE	348,865	14,221,908
Henkel AG & Co. KGaA	834,321	88,264,483
Porsche Automobil Holding SE	741,552	33,532,133
Volkswagen AG	907,625	104,985,990

		259,191,530
ITALY — 0.07%
Intesa Sanpaolo SpA	5,686,395	14,976,309
Telecom Italia SpA	29,599,680	26,471,410

		41,447,719

TOTAL PREFERRED STOCKS
(Cost: $362,269,502)		300,639,249

Security	Shares	Value
RIGHTS — 0.02%

ITALY — 0.01%
Saipem SpA[a,b]	1,311,249	$4,114,626

		4,114,626
SPAIN — 0.01%
ACS Actividades de Construccion y Servicios SAb	953,346	422,943
Iberdrola SAb	26,653,410	3,691,560

		4,114,503

TOTAL RIGHTS
(Cost: $16,166,283)		8,229,129

SHORT-TERM INVESTMENTS — 0.94%

MONEY MARKET FUNDS — 0.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[e,f,g]	485,433,726	485,433,726
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[e,f,g]	25,548,747	25,548,747
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[e,f]	14,023,800	14,023,800

		525,006,273

TOTAL SHORT-TERM INVESTMENTS (Cost: $525,006,273)		525,006,273

TOTAL INVESTMENTS IN SECURITIES — 100.32%
(Cost: $60,640,962,891)		55,989,250,831
Other Assets, Less Liabilities — (0.32)%		(177,149,122)

NET ASSETS — 100.00%		$55,812,101,709

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2016

Open futures contracts as of January 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	445	Mar. 2016	Sydney Futures	$39,070,927	$500,680
Euro Stoxx 50 Index	3,556	Mar. 2016	Eurex	116,510,433	(5,333,618)
FTSE 100 Index	1,102	Mar. 2016	Intercontinental	93,900,648	1,367,113
TOPIX Index	721	Mar. 2016	Osaka Securities	85,699,335	(6,298,707)

Net unrealized depreciation					$(9,764,532)

See notes to financial statements.

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.27%

AUSTRALIA — 5.48%
1-Page Ltd.[a,b]	246,400	$604,790
Abacus Property Group	826,560	1,759,849
Adelaide Brighton Ltd.	1,593,760	5,332,348
AET&D Holdings No. 1 Pty Ltd. [a]	169,200	1
Ainsworth Game Technology Ltd.	409,360	642,825
ALS Ltd.	1,387,526	3,248,655
Altium Ltd.	229,600	799,045
Ansell Ltd.	491,120	6,961,772
APN News & Media Ltd.[a]	3,324,200	1,210,957
ARB Corp. Ltd.	216,160	2,328,679
Ardent Leisure Group	1,409,520	2,043,900
Arrium Ltd.[a,b]	13,323,375	631,428
Asaleo Care Ltd.	466,091	512,667
Austal Ltd.	741,400	684,380
Australian Agricultural Co. Ltd.[a,b]	1,815,578	1,714,473
Australian Pharmaceutical Industries Ltd.	967,680	1,430,581
Automotive Holdings Group Ltd.	706,720	2,164,561
Aveo Group	1,435,280	3,015,279
AWE Ltd.[a,b]	2,784,100	1,014,207
Beach Energy Ltd.	4,019,950	1,066,317
Bellamy’s Australia Ltd.	160,600	1,569,958
Billabong International Ltd.[a]	482,350	549,316
BlueScope Steel Ltd.	1,622,320	5,301,673
Breville Group Ltd.	300,720	1,293,303
Broadspectrum Ltd.[a]	1,473,920	1,256,306
BT Investment Management Ltd.	419,440	3,156,792
Burson Group Ltd.	403,200	1,197,855
BWP Trust	1,696,800	3,684,711
Cabcharge Australia Ltd.[b]	406,560	894,375
Cardno Ltd.[b]	464,200	308,651
carsales.com Ltd.[b]	689,360	5,768,532
Cedar Woods Properties Ltd.	39,050	121,537
Charter Hall Group	553,840	1,739,409
Charter Hall Retail REIT	1,149,120	3,340,732
Cleanaway Waste Management Ltd.	4,852,960	2,505,902
Corporate Travel Management Ltd.[b]	58,850	495,368

Security	Shares	Value
Costa Group Holdings Ltd.[a]	388,640	$676,265
Cover-More Group Ltd.[b]	1,027,600	1,435,574
Credit Corp. Group Ltd.	210,000	1,668,144
Cromwell Property Group	4,154,000	2,908,949
CSR Ltd.	1,550,640	2,796,956
CuDeco Ltd.[a,b]	409,190	319,832
Dick Smith Holdings Ltd. [a]	732,050	5
Domino’s Pizza Enterprises Ltd.	204,960	8,671,163
Donaco International Ltd.[a]	1,144,000	562,400
Downer EDI Ltd.	1,224,720	2,694,211
DuluxGroup Ltd.	1,127,840	5,161,622
ECLIPX Group Ltd.	227,920	483,658
Energy World Corp. Ltd.[a,b]	3,225,750	490,573
ERM Power Ltd.	535,150	552,666
Estia Health Ltd.	292,880	1,408,747
Evolution Mining Ltd.	2,751,280	2,821,872
Fairfax Media Ltd.	6,907,040	4,323,841
FlexiGroup Ltd./Australia[b]	763,280	1,517,137
G8 Education Ltd.[b]	913,920	2,327,261
Gateway Lifestyle	258,720	534,376
GDI Property Group	1,694,560	1,018,850
Genworth Mortgage Insurance Australia Ltd.	545,440	999,266
GrainCorp Ltd. Class A	629,440	3,788,945
Greencross Ltd.[b]	220,640	1,115,899
GUD Holdings Ltd.	302,400	1,392,506
GWA Group Ltd.	881,698	1,253,575
Independence Group NL	1,429,121	2,213,847
Investa Office Fund	2,076,480	5,728,314
Invocare Ltd.	383,600	3,220,800
IOOF Holdings Ltd.	851,760	4,946,464
IPH Ltd.	185,920	1,166,498
iProperty Group Ltd.[a]	194,320	547,060
Iress Ltd.	383,600	2,607,573
iSentia Group Ltd.	562,800	1,835,226
Jacana Minerals Ltd. [a,b]	52,407	—
Japara Healthcare Ltd.	487,850	986,931
JB Hi-Fi Ltd.[b]	318,080	5,269,358
Karoon Gas Australia Ltd.[a,b]	897,600	1,009,519
M2 Group Ltd.	517,440	4,604,422
Macquarie Atlas Roads Group	1,106,560	3,342,237
Magellan Financial Group Ltd.	334,320	5,379,950
Mantra Group Ltd.	595,840	2,035,688
Mayne Pharma Group Ltd.[a]	1,910,160	1,770,009
McMillan Shakespeare Ltd.	244,160	2,193,374

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Metals X Ltd.	1,234,323	$868,733
Metcash Ltd.[a,b]	2,655,520	3,287,169
Monadelphous Group Ltd.[b]	236,872	1,043,846
Myer Holdings Ltd.[b]	2,457,477	1,799,137
MYOB Group Ltd.[a]	292,880	644,295
Navitas Ltd.	620,480	2,036,480
NEXTDC Ltd.[a]	794,640	1,405,222
Nine Entertainment Co. Holdings Ltd.	1,623,440	1,894,762
Northern Star Resources Ltd.	1,741,040	3,645,314
Nufarm Ltd./Australia	579,600	2,800,164
Orora Ltd.	3,366,160	5,214,508
OZ Minerals Ltd.	880,320	2,347,558
OzForex Group Ltd.[b]	821,520	1,813,039
Pacific Brands Ltd.[a]	3,970,629	2,260,943
Pact Group Holdings Ltd.	526,400	1,854,299
Paladin Energy Ltd.[a,b]	6,185,300	918,786
Perpetual Ltd.	124,880	3,649,073
Premier Investments Ltd.	285,040	2,643,279
Primary Health Care Ltd.	1,475,600	2,567,664
Programmed Maintenance Services Ltd.	564,480	802,563
Qube Holdings Ltd.[b]	1,745,520	2,802,755
RCG Corp. Ltd.	650,650	729,476
Recall Holdings Ltd.	1,004,080	4,644,944
Regis Healthcare Ltd.	217,280	882,198
Regis Resources Ltd.	1,178,240	1,958,556
Retail Food Group Ltd.[b]	464,240	1,484,279
SAI Global Ltd.	682,810	1,946,433
Sandfire Resources NL	547,120	1,935,027
Select Harvests Ltd.	161,150	606,424
Seven West Media Ltd.	2,361,150	1,386,233
SG Fleet Group Ltd.	263,760	695,909
Shopping Centres Australasia Property Group	1,323,280	1,993,728
Sigma Pharmaceuticals Ltd.	4,815,715	2,793,245
Sims Metal Management Ltd.[b]	473,760	2,272,074
Sirtex Medical Ltd.	179,760	4,783,506
Southern Cross Media Group Ltd.	2,032,800	1,617,639
Spotless Group Holdings Ltd.	2,082,300	1,524,467
St. Barbara Ltd.[a]	1,276,550	1,336,392
Star Entertainment Grp Ltd. (The)	2,314,480	8,807,855
Steadfast Group Ltd.	2,373,280	2,442,567

Security	Shares	Value
Super Retail Group Ltd.	454,160	$3,273,539
Syrah Resources Ltd.[a,b]	680,559	1,838,923
Tassal Group Ltd.	974,400	3,315,254
Technology One Ltd.	390,880	1,299,498
Ten Network Holdings Ltd.[a,b]	847,550	719,418
TFS Corp. Ltd.[b]	1,107,680	1,014,655
Tox Free Solutions Ltd.	528,000	985,990
Veda Group Ltd.	2,108,960	4,191,883
Village Roadshow Ltd.	236,571	1,159,656
Virtus Health Ltd.	388,640	1,740,146
Vocus Communications Ltd.[b]	431,760	2,400,487
Western Areas Ltd.[b]	775,040	1,033,403
WorleyParsons Ltd.	524,700	1,258,187

		284,504,277
AUSTRIA — 0.94%
ams AG	205,520	5,626,151
Austria Technologie & Systemtechnik AG	56,000	724,108
BUWOG AG	109,760	2,245,861
CA Immobilien Anlagen AG	212,800	3,638,111
Conwert Immobilien Invest SEa	305,782	4,326,142
EVN AG	75,063	827,651
FACC AGa	3,920	20,975
IMMOFINANZ AGa	2,063,040	3,877,525
Kapsch TrafficCom AG	7,416	259,993
Lenzing AG	24,640	1,642,094
Oesterreichische Post AG	134,543	4,757,627
Palfinger AG	1,120	31,994
RHI AG	115,920	2,169,333
S IMMO AG	706,720	5,857,649
Schoeller-Bleckmann Oilfield Equipment AG	46,712	2,426,146
UNIQA Insurance Group AG	315,840	1,990,037
Wienerberger AG	397,040	6,068,340
Zumtobel Group AGb	119,840	2,476,751

		48,966,488
BELGIUM — 1.86%
Ablynx NVa	89,600	1,300,606
Ackermans & van Haaren NV	95,200	12,304,679
Aedifica SA	77,519	4,848,230
AGFA-Gevaert NVa	722,400	3,079,790
Barco NV	58,800	3,688,313
Befimmo SA	64,400	3,682,103
Bekaert SAb	112,000	3,592,059
BHF Kleinwort Benson Group[a]	353,360	2,191,648

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
bpost SA	289,520	$6,845,059
Cie. d’Entreprises CFE	10,080	1,029,190
Cofinimmo SA	60,561	6,572,660
D’ieteren SA/NV	66,080	2,152,205
Econocom Group SA/NV	206,881	1,929,635
Elia System Operator SA/NV	113,680	5,473,830
Euronav NV	268,240	3,117,274
EVS Broadcast Equipment SA	50,960	1,629,148
Exmar NVb	70,000	682,070
Galapagos NVa,b	88,550	4,407,513
Gimv NV	55,440	2,663,504
Intervest Offices & Warehouses NVa	85,830	2,156,495
Ion Beam Applications	43,680	1,463,291
KBC Ancora	96,880	3,606,641
Kinepolis Group NV	16,800	708,777
Melexis NV	40,320	2,013,662
Mobistar SAa	103,600	2,143,919
Ontex Group NV	197,120	7,272,246
Tessenderlo Chemie NVa,b	141,680	3,732,972
Warehouses De Pauw CVA	25,760	2,083,552

		96,371,071
DENMARK — 1.99%
ALK-Abello A/S	37,550	5,166,844
Alm Brand A/S	286,720	1,912,340
Amagerbanken A/Sa	130,550	—
Ambu A/Sb	61,600	1,902,434
Bang & Olufsen A/Sa,b	193,200	2,030,927
Bavarian Nordic A/Sa	87,360	3,628,996
D/S Norden A/Sa,b	68,880	914,325
Dfds A/S	82,320	2,909,968
FLSmidth & Co. A/Sb	152,320	5,304,924
Genmab A/Sa	134,400	16,739,468
GN Store Nord A/S	490,000	9,129,530
IC Group A/S	28,737	925,004
Jyske Bank A/S Registered[a]	220,640	9,639,014
Matas A/S	80,640	1,519,998
NKT Holding A/S	90,057	4,976,290
PER Aarsleff A/S Class B	3,920	1,196,999
Rockwool International A/S Class B	19,600	2,955,552
Royal Unibrew A/S	151,335	6,319,476
Schouw & Co.	47,600	2,798,640
SimCorp A/S	147,840	7,215,315
Solar A/S Class B	22,984	1,296,356

Security	Shares	Value
Spar Nord Bank A/S	170,240	$1,394,631
Sydbank A/S	223,440	6,495,679
Topdanmark A/Sa	231,280	5,845,002
Torm A/Sa,b	61,600	700,239
Zealand Pharma A/Sa,b	18,150	332,902

		103,250,853
FINLAND — 1.41%
Amer Sports OYJ	366,800	9,989,868
Cargotec OYJ Class B	104,720	3,315,516
Caverion Corp.	375,200	3,556,429
Citycon OYJ	1,853,870	4,409,143
Cramo OYJ	87,360	1,671,252
F-Secure OYJ	66,080	180,185
Ferratum OYJ	20,720	590,769
HKScan OYJ Class A	87,920	333,920
Huhtamaki OYJ	293,440	10,316,116
Kemira OYJ	189,280	2,130,028
Kesko OYJ Class B	162,960	6,508,370
Konecranes OYJ	154,560	3,403,366
Metsa Board OYJ	409,360	2,721,914
Oriola-KD OYJ Class Ba	150,080	678,807
Outokumpu OYJ[a,b]	670,320	1,630,518
Outotec OYJ[b]	506,434	1,972,752
PKC Group OYJ[b]	21,280	329,733
Ramirent OYJ	199,360	1,322,348
Sanoma OYJ[b]	221,760	1,019,810
Sponda OYJ	400,960	1,633,912
Stockmann OYJ Abp Class Ba	60,612	464,343
Technopolis OYJ	346,080	1,363,092
Tieto OYJ	209,440	5,606,690
Uponor OYJ	227,360	3,478,649
Valmet OYJ	342,160	3,382,089
YIT OYJ[b]	266,560	1,413,889

		73,423,508
FRANCE — 4.11%
AB Science SAa,b	36,960	398,326
ABC Arbitrage	5,040	27,213
Adocia[a]	8,400	536,264
Air France-KLM[a]	422,240	3,376,834
Akka Technologies	948	27,224
Albioma SA	110,320	1,550,639
Alten SA	63,280	3,556,441
Altran Technologies SA	537,040	6,755,333
APERAM SAa	142,367	4,431,966
Assystem	1,680	40,720

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Axway Software SA	1,680	$42,392
Boiron SA	16,252	1,222,190
Bonduelle SCA	1,120	29,049
BOURBON SAb	157,920	2,050,527
Carmat[a,b]	4,400	171,492
Cegedim SAa	1,120	33,206
Cegid Group SA	12,880	696,840
Cellectis SAa	66,000	1,469,726
Coface SAa	187,040	1,531,054
DBV Technologies SAa,b	59,360	3,012,730
Derichebourg SAa	588,563	1,856,431
Eiffage SA	111,440	7,632,943
Elior[c]	191,520	3,837,977
Elis SA	181,440	3,164,793
Esso SA Francaise[a]	2,240	106,550
Etablissements Maurel et Prom[a]	336,740	998,372
Euler Hermes Group	33,600	2,872,193
Eurofins Scientific SE	29,841	9,772,400
Europcar Groupe SAa,c	226,800	2,571,885
Faiveley Transport SA	7,840	780,461
Faurecia	185,920	6,718,228
FFP	18,480	1,194,978
GameLoft SEa,b	274,574	1,503,340
Gaztransport Et Technigaz SA	64,960	2,422,894
Genfit[a,b]	53,200	1,683,778
GL Events	2,240	39,096
Groupe Fnac SAa	33,600	1,926,914
Guerbet	10,640	870,959
Haulotte Group SA	178,640	2,677,168
Havas SA	439,208	3,485,921
ID Logistics Group[a]	3,920	445,372
Innate Pharma SAa,b	128,800	1,710,045
Interparfums SA	1,680	40,465
Ipsen SA	90,720	5,217,392
IPSOS	103,600	2,118,697
Jacquet Metal Service	156,823	2,121,128
Korian SA	104,160	3,515,309
LISI	26,880	657,769
Manitou BF SA	2,800	49,930
Marie Brizard Wine & Spirits SAa	99,120	2,102,154
Mercialys SA	79,520	1,621,080
Mersen	2,933	42,559
Metropole Television SA	145,600	2,315,933
Naturex[a,b]	18,480	1,439,332

Security	Shares	Value
Neopost SAb	97,440	$2,324,840
Nexans SAa	90,160	3,444,271
Nexity SA	106,402	4,806,196
Oeneo SA	3,920	30,116
Orpea	154,031	12,161,851
Parrot SAa,b	41,440	925,052
Pierre & Vacances SAa	1,680	52,481
Plastic Omnium SA	176,253	5,729,064
Rallye SAb	35,200	537,043
Rubis SCA	106,400	7,930,160
Saft Groupe SA	128,467	3,350,085
Sartorius Stedim Biotech	8,960	3,260,484
SEB SA	84,694	8,251,546
Seche Environnement SA	1,120	29,691
Societe Television Francaise 1	343,280	3,840,752
Sopra Steria Group	37,520	4,061,880
SPIE SAa	151,524	2,674,130
Ste Industrielle d’Aviation Latecoere SAa	28,600	112,336
Synergie SA	1,680	43,865
Tarkett SA	52,640	1,395,498
Technicolor SA Registered	1,195,600	8,473,726
Teleperformance	182,560	15,167,043
Trigano SA	18,480	1,164,183
UBISOFT Entertainment[a]	277,200	7,602,085
Vallourec SAb	329,840	1,445,458
Vicat SA	34,720	1,872,239
Vilmorin & Cie SA	1,120	79,100
Virbac SAb	10,080	1,847,656

		213,087,443
GERMANY — 5.77%
Aareal Bank AG	141,120	3,844,957
ADLER Real Estate AGa,b	38,080	517,940
ADO Properties SAa,c	2,240	62,497
ADVA Optical Networking SEa	84,000	789,853
Alstria office REIT AG	313,759	3,904,282
Amadeus Fire AG	11,760	844,297
AURELIUS SE & Co KGaA	57,120	2,880,809
Aurubis AG	118,720	4,822,423
Bauer AG	11,200	171,604
BayWa AGb	5,600	163,576
Bechtle AG	38,080	3,329,732
Bertrandt AGb	24,845	2,739,431
Bijou Brigitte AG	1,120	67,951
Bilfinger SEb	86,800	3,811,821

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Borussia Dortmund GmbH & Co. KGaA	400,400	$1,704,416
BRAAS Monier Building Group SA	22,400	545,353
CANCOM SE	51,520	2,253,023
Carl Zeiss Meditec AG Bearer[b]	94,080	2,771,484
CENTROTEC Sustainable AG	53,760	734,118
CompuGroup Medical AG	70,000	2,794,934
CTS Eventim AG & Co. KGaA	128,240	4,694,320
Delticom AGb	26,880	523,539
Deutsche Euroshop AG	112,560	4,799,352
Deutsche Pfandbriefbank AGa,c	309,120	3,191,973
DEUTZ AG	380,434	1,228,359
Dialog Semiconductor PLC[a,b]	210,000	6,371,541
DMG Mori AGb	184,240	7,340,318
Draegerwerk AG & Co. KGaA	11,328	691,688
Drillisch AGb	138,880	5,672,883
Duerr AG	82,320	5,527,953
ElringKlinger AG	108,080	2,723,132
Evotec AGa,b	286,160	1,058,347
Freenet AG	396,480	12,258,991
Gerresheimer AG	104,160	7,340,561
Gesco AG	14,000	1,031,323
GFT Technologies SE	13,440	398,180
Grammer AG	11,760	343,382
Grand City Properties SA	189,840	3,911,126
GRENKELEASING AG	17,920	3,434,027
Heidelberger Druckmaschinen AGa,b	908,880	1,794,802
Indus Holding AG	54,320	2,465,399
Init Innovation In Traffic Systems AGb	21,840	328,957
Jenoptik AG	115,920	1,554,092
KION Group AG	186,480	9,133,600
Kloeckner & Co. SEb	351,835	3,033,822
Krones AG	43,680	4,681,020
KUKA AGb	96,880	7,403,022
KWS Saat SE	4,480	1,242,920
LEG Immobilien AG	190,400	15,348,658
LEONI AGb	87,360	3,034,817
Manz AGa,b	6,720	216,469
MLP AG	326,584	1,073,922
MorphoSys AGa,b	71,680	3,398,737
MTU Aero Engines AG	164,640	15,060,687
Nemetschek AG	43,120	1,957,302

Security	Shares	Value
Nordex SEa	202,160	$6,501,166
NORMA Group SE	99,120	4,938,990
OHB SE	2,240	48,161
PATRIZIA Immobilien AGa	162,549	4,139,479
Pfeiffer Vacuum Technology AG	31,920	2,918,548
QSC AGb	575,120	925,373
R Stahl AGb	21,280	694,350
Rational AG	8,400	3,743,394
Rheinmetall AG	132,160	9,381,042
RHOEN-KLINIKUM AG	231,280	6,681,847
RIB Software AGb	58,240	613,108
SAF-Holland SA	153,440	1,767,386
Salzgitter AG	117,600	2,504,261
SGL Carbon SEa,b	137,760	1,399,554
Sixt SE	28,560	1,319,882
SLM Solutions Group AGa,b	15,120	243,773
SMA Solar Technology AGa,b	35,280	1,718,244
Software AG	201,040	6,754,470
STADA Arzneimittel AG	181,440	6,242,220
STRATEC Biomedical AG	9,520	554,509
Stroeer SEb	80,080	4,707,724
Suedzucker AG	235,760	3,548,497
TAG Immobilien AG	316,400	3,706,053
Takkt AG	80,896	1,500,324
TLG Immobilien AG	151,200	2,863,103
Vossloh AGa,b	41,517	2,378,248
VTG AGb	10,080	285,765
Wacker Chemie AG	49,840	3,616,503
Wacker Neuson SE	78,960	1,111,984
Wincor Nixdorf AGa	90,160	4,537,404
Wirecard AGb	417,760	20,972,260
XING AG	14,000	2,668,443
zooplus AGa	9,520	1,194,929

		299,204,716
HONG KONG — 2.41%
Bright Smart Securities & Commodities Group Ltd.	2,240,000	584,259
Brightoil Petroleum Holdings Ltd.[b]	9,277,512	2,705,943
Cafe de Coral Holdings Ltd.	2,240,000	6,116,011
Cash Financial Services Group Ltd.[a]	6,720,000	228,811
Champion REIT	12,073,000	5,646,482
China Financial International Investments Ltd.[a,b]	5,600,000	597,211

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
China LNG Group Ltd.[a,b]	56,000,000	$1,496,624
China Smarter Energy Group Holdings Ltd.[a,b]	11,200,000	1,295,155
China Soft Power Technology Holdings Ltd.[a]	15,680,000	725,287
China Strategic Holdings Ltd.[a,b]	46,750,000	1,021,155
Chow Sang Sang Holdings International Ltd.[b]	1,120,000	1,669,311
Citic Telecom International Holdings Ltd.	4,480,000	1,542,674
CK Life Sciences International Holdings Inc.	14,834,000	1,162,651
CSI Properties Ltd.[b]	31,610,000	852,914
Dah Sing Banking Group Ltd.[b]	1,120,000	1,747,021
Dah Sing Financial Holdings Ltd.	224,000	1,044,759
Daohe Global Group Ltd.	11,200,000	1,381,499
Emperor Capital Group Ltd.	9,900,000	775,937
Emperor Watch & Jewellery Ltd.[a,b]	16,800,000	338,899
Enerchina Holdings Ltd.[a]	13,200,000	585,133
Esprit Holdings Ltd.[b]	5,886,300	6,050,534
FIH Mobile Ltd.	7,609,000	2,708,125
Freeman Financial Corp. Ltd.[a]	11,200,000	618,796
G-Resources Group Ltd.	92,507,400	2,115,718
GCL New Energy Holdings Ltd.[a,b]	14,300,000	698,202
Giordano International Ltd.	5,600,000	2,230,545
Global Brands Group Holding Ltd.[a]	17,190,000	2,628,356
Great Eagle Holdings Ltd.	560,000	1,564,979
Guotai Junan International Holdings Ltd.[b]	8,960,000	2,360,061
Haier Healthwise Holdings Ltd.[a,b]	8,800,000	339,207
Haitong International Securities Group Ltd.	5,600,000	2,748,607
Hang Fat Ginseng Holdings Co. Ltd.[b]	16,800,000	73,392
HKBN Ltd.	2,240,000	2,849,342
Hopewell Holdings Ltd.	1,680,000	5,061,899
Hutchison Telecommunications Hong Kong Holdings Ltd.	7,840,000	2,457,917
Hybrid Kinetic Group Ltd.[a,b]	39,600,000	1,373,790
IGG Inc.[b]	1,680,000	766,300

Security	Shares	Value
iOne Holdings Ltd.[a,b]	3,200,000	$79,354
IT Ltd.	1,120,000	270,544
Johnson Electric Holdings Ltd.	1,486,250	4,382,641
Kerry Logistics Network Ltd.	1,400,000	1,924,745
KuangChi Science Ltd.[a,b]	3,920,000	1,420,354
Lai Sun Development Co. Ltd.[b]	71,417,665	880,924
Landing International Development Ltd.[a]	38,500,000	539,198
Luk Fook Holdings International Ltd.[b]	1,120,000	2,066,492
Man Wah Holdings Ltd.	2,016,000	2,178,451
Mason Financial Holdings Ltd.[a]	33,600,000	1,187,226
Mei Ah Entertainment Group Ltd.[a]	3,100,000	258,903
Melco International Development Ltd.[b]	2,800,000	3,367,404
Midland Holdings Ltd.[a,b]	4,480,000	1,485,111
Newocean Energy Holdings Ltd.	3,360,000	1,126,785
Orient Overseas International Ltd.	560,000	2,072,249
Pacific Basin Shipping Ltd.	6,720,000	1,217,446
Pacific Textiles Holdings Ltd.	1,120,000	1,629,018
Playmates Toys Ltd.[b]	2,240,000	515,184
Prosperity REIT	7,053,000	2,464,927
Realord Group Holdings Ltd.[a,b]	1,120,000	440,353
Sa Sa International Holdings Ltd.[b]	2,240,000	610,162
Samson Holding Ltd.	4,829,000	558,420
Shun Tak Holdings Ltd.	4,480,000	1,496,624
Sincere Watch Hong Kong Ltd.[a,b]	5,600,000	366,961
Singamas Container Holdings Ltd.	5,210,000	475,289
SITC International Holdings Co. Ltd.[b]	3,161,000	1,458,076
SmarTone Telecommunications Holdings Ltd.[b]	1,031,000	1,587,000
Summit Ascent Holdings Ltd.[a,b]	2,240,000	526,697
Suncorp Technologies Ltd.[a,b]	33,000,000	322,247
Television Broadcasts Ltd.	583,100	2,026,617
Texwinca Holdings Ltd.	2,240,000	2,158,592
Town Health International Medical Group Ltd.[b]	10,080,000	1,865,024
Trinity Ltd.[b]	4,480,000	529,575

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Truly International Holdings Ltd.[b]	3,360,000	$755,507
United Laboratories International Holdings Ltd. (The)[a]	1,120,000	420,206
Value Partners Group Ltd.[b]	2,800,000	2,503,967
VST Holdings Ltd.	3,624,000	651,895
VTech Holdings Ltd.[b]	560,000	5,605,145
Winshine Entertainment & Media Holding Co. Ltd.[a,b]	6,720,000	362,643
Xinyi Glass Holdings Ltd.[b]	5,600,000	2,820,561
Yuan Heng Gas Holdings Ltd.[a]	2,240,000	187,078
Yunbo Digital Synergy Group Ltd.[a]	351,084	85,709

		125,044,810
IRELAND — 1.24%
C&C Group PLC	1,169,280	4,529,484
FBD Holdings PLC	188,268	1,318,038
Glanbia PLC	536,480	10,161,617
Hibernia REIT PLC	986,160	1,380,794
Irish Continental Group PLC	236,880	1,343,095
Kingspan Group PLC	384,720	9,880,552
Origin Enterprises PLC	119,280	872,105
Paddy Power PLC	128,180	19,077,790
Permanent TSB Group Holdings PLC[a]	321,440	1,356,475
Smurfit Kappa Group PLC	665,840	14,409,439

		64,329,389
ISRAEL — 1.24%
Africa Israel Properties Ltd.	69,706	782,412
Airport City Ltd.[a]	287,233	2,541,466
Alony Hetz Properties & Investments Ltd.	230,953	1,628,958
Amot Investments Ltd.	341,601	1,094,153
B Communications Ltd.	22,400	563,730
Bayside Land Corp.	2,800	849,418
Caesarstone Sdot-Yam Ltd.[a]	14,000	526,260
Cellcom Israel Ltd.[a,b]	150,080	959,899
Clal Insurance Enterprises Holdings Ltd.[a]	20,953	229,889
CyberArk Software Ltd.[a]	17,600	767,008
Delek Automotive Systems Ltd.	89,873	799,977
Elbit Systems Ltd.	64,400	5,486,532
Electra Ltd./Israel	7,972	997,596
EZchip Semiconductor Ltd.[a]	77,927	1,973,958

Security	Shares	Value
First International Bank of Israel Ltd.	120,960	$1,428,041
Frutarom Industries Ltd.	150,640	7,597,406
Gazit-Globe Ltd.[b]	201,187	1,576,172
Harel Insurance Investments & Financial Services Ltd.	221,760	823,545
IDI Insurance Co. Ltd.	1,120	50,908
Israel Discount Bank Ltd. Class Aa	2,980,320	4,862,661
Ituran Location and Control Ltd.[b]	119,840	2,134,649
Jerusalem Oil Exploration[a]	74,155	2,811,981
Kornit Digital Ltd.[a]	26,880	308,045
Matrix IT Ltd.	261,154	1,470,277
Melisron Ltd.[b]	78,602	2,493,795
Menorah Mivtachim Holdings Ltd.[a]	78,401	596,186
Naphtha Israel Petroleum Corp. Ltd.[a]	378,001	1,700,962
Neuroderm Ltd.[a]	17,050	230,175
Norstar Holdings Inc.[b]	51,716	653,698
Oil Refineries Ltd.[a]	2,801,680	1,158,026
Osem Investments Ltd.[b]	100,800	1,679,299
Partner Communications Co. Ltd.[a]	226,240	1,018,056
Paz Oil Co. Ltd.	14,652	2,278,002
Phoenix Holdings Ltd. (The)[a]	10,640	21,788
Plasson Industries Ltd.	43,680	1,082,379
Plus500 Ltd.	226,800	1,413,941
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	42,081	1,819,132
Sapiens International Corp. NV	45,360	444,008
Shikun & Binui Ltd.[b]	490,866	756,963
Shufersal Ltd.[a]	361,760	1,138,602
Strauss Group Ltd.[b]	105,280	1,455,846
Tower Semiconductor Ltd.[a,b]	188,869	2,327,176
Wix.com Ltd.[a]	1,680	34,306

		64,567,281
ITALY — 3.82%
A2A SpA	4,155,200	4,950,242
ACEA SpA	109,200	1,621,153
Actelios SpA	19,600	19,893
Amplifon SpA	91,840	766,185
Anima Holding SpA[c]	540,960	3,951,083

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Ansaldo STS SpA	330,960	$3,531,015
Ascopiave SpA	10,080	24,061
Astaldi SpA[b]	113,120	566,964
Autogrill SpA[a]	498,400	4,209,186
Azimut Holding SpA	306,526	6,417,937
Banca Generali SpA	197,120	5,345,138
Banca IFIS SpA	28,050	874,123
Banca Mediolanum SpA	771,120	5,139,843
Banca Popolare dell’Emilia Romagna SC	1,444,800	8,598,399
Banca Popolare di Milano Scarl	10,524,126	8,552,108
Banca Popolare di Sondrio Scarl	1,440,320	5,476,561
Beni Stabili SpA SIIQ	4,721,545	3,167,547
Biesse SpA	42,560	572,887
Brembo SpA	80,080	3,268,458
Buzzi Unicem SpA[b]	304,080	4,576,803
Cairo Communication SpA	6,160	26,662
Cerved Information Solutions SpA	368,480	3,026,237
CIR-Compagnie Industriali Riunite SpA[a]	2,925,542	2,811,037
COFIDE SpA[a]	108,350	42,746
Credito Emiliano SpA	3,920	26,044
Credito Valtellinese SCa	3,469,760	3,208,180
Danieli & C Officine Meccaniche SpA RSP	248,640	3,554,029
Datalogic SpA	29,680	497,786
Davide Campari-Milano SpA	1,128,960	9,852,130
De’ Longhi SpA	157,920	3,750,756
Delclima SpA[b]	5,600	27,389
DiaSorin SpA	80,080	4,202,551
Ei Towers SpA	38,080	2,206,498
Engineering Ingegneria Informatica SpA	1,120	70,896
ERG SpA	247,657	3,081,738
Esprinet SpA	40,320	326,339
Fincantieri SpA[a]	556,600	210,674
FinecoBank Banca Fineco SpA	394,800	3,037,344
Geox SpA[a,b]	46,480	179,146
Gruppo Editoriale L’Espresso SpA[a]	1,034,552	944,805
Hera SpA	2,483,049	6,931,898
Industria Macchine Automatiche SpA	16,800	815,303

Security	Shares	Value
Infrastrutture Wireless Italiane SpA[a,c]	350,000	$1,756,491
Interpump Group SpA	232,400	2,937,150
Iren SpA	1,114,400	1,638,731
Italcementi SpA	479,360	5,363,268
Italmobiliare SpA	7,150	268,462
Juventus Football Club SpA[a,b]	6,325,760	1,731,731
La Doria SpA	17,920	234,041
Maire Tecnimont SpA[a,b]	466,480	1,109,450
MARR SpA	269,360	5,144,285
Mediaset SpA	2,191,840	7,314,260
Moleskine SpA	252,560	442,444
Moncler SpA	339,920	4,998,542
Newron Pharmaceuticals SpA[a,b]	19,250	462,158
OVS SpA[a,c]	162,960	987,453
Piaggio & C SpA[b]	453,600	947,278
RAI Way SpA[c]	120,960	564,898
RCS MediaGroup SpA[a,b]	690,800	425,316
Recordati SpA	399,840	9,864,346
Reply SpA	34,293	4,489,914
Safilo Group SpA[a,b]	53,026	569,464
Salini Impregilo SpA	612,080	2,369,713
Salvatore Ferragamo SpA	165,760	3,728,906
Saras SpA[a]	754,372	1,567,235
Societa Cattolica di Assicurazioni Scrl	501,760	3,534,469
Sogefi SpA[a]	370,720	690,759
Tod’s SpA[b]	41,440	3,255,394
Trevi Finanziaria Industriale SpA[b]	375,200	623,187
Unipol Gruppo Finanziario SpA	1,233,680	5,019,235
Vittoria Assicurazioni SpA	3,360	33,303
Yoox Net-A-Porter Group SpA[a]	164,640	5,629,498

		198,161,155
JAPAN — 30.56%
77 Bank Ltd. (The)	1,120,000	5,115,929
Accordia Golf Co. Ltd.	280,000	2,562,590
Achilles Corp.	1,120,000	1,341,428
Activia Properties Inc.	1,120	4,995,663
Adastria Co. Ltd.	71,440	4,230,990
ADEKA Corp.	336,000	4,498,873
Aderans Co. Ltd.	112,000	554,149
Advance Residence Investment Corp.	3,920	8,434,808
Advantest Corp.[b]	448,000	4,089,043

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Adways Inc.[b]	168,000	$907,546
Aeon Delight Co. Ltd.	56,000	1,827,118
AEON REIT Investment Corp.	1,680	1,740,156
Ai Holdings Corp.	280,000	6,741,833
Aica Kogyo Co. Ltd.	168,000	3,156,982
Aida Engineering Ltd.	224,000	2,005,666
Aiful Corp.[a,b]	896,000	2,760,567
Ain Holdings Inc.	56,000	2,507,083
Airport Facilities Co. Ltd.	224,000	1,076,843
Akebono Brake Industry Co. Ltd.[b]	316,100	642,305
Alpine Electronics Inc.	56,000	625,383
Amano Corp.	112,000	1,453,368
Anicom Holdings Inc.[a]	56,000	1,385,371
Anritsu Corp.	392,000	2,392,830
Aoyama Trading Co. Ltd.	168,000	6,584,562
Arcs Co. Ltd.	56,000	1,118,936
Ardepro Co. Ltd.[b]	495,000	478,379
Ariake Japan Co. Ltd.	56,000	3,099,162
Asahi Diamond Industrial Co. Ltd.	224,000	2,183,290
Asahi Holdings Inc.	112,000	1,610,639
Asahi Intecc Co. Ltd.	112,000	5,078,925
Asatsu-DK Inc.	56,000	1,201,735
Ashikaga Holdings Co. Ltd.	112,000	372,825
ASKA Pharmaceutical Co. Ltd.	112,000	1,099,046
ASKUL Corp.	56,000	1,794,738
Asukanet Co. Ltd.[b]	56,000	575,426
Autobacs Seven Co. Ltd.	224,000	3,865,163
Avex Group Holdings Inc.	112,000	1,245,215
Awa Bank Ltd. (The)	1,120,000	6,096,560
Azbil Corp.	280,000	6,406,476
Bank of Iwate Ltd. (The)	56,000	2,160,162
Bank of Nagoya Ltd. (The)	1,120,000	3,830,009
Benefit One Inc.[b]	112,000	2,349,812
BIC Camera Inc.	168,000	1,493,148
Broadleaf Co. Ltd.	112,000	1,021,336
Bunka Shutter Co. Ltd.	112,000	910,321
Calsonic Kansei Corp.	560,000	4,819,890
Canon Marketing Japan Inc.	224,000	3,992,830
Capcom Co. Ltd.	224,000	4,906,852
Central Glass Co. Ltd.	560,000	2,969,644
Century Tokyo Leasing Corp.	168,000	6,105,811
Chiyoda Corp.	560,000	4,033,536
Ci:z Holdings Co. Ltd.[b]	112,000	1,874,299

Security	Shares	Value
CKD Corp.	112,000	$1,026,886
Clarion Co. Ltd.	560,000	1,915,004
Coca-Cola East Japan Co. Ltd.	224,000	3,574,675
Coca-Cola West Co. Ltd.	168,000	3,659,323
COLOPL Inc.	112,000	2,125,007
Colowide Co. Ltd.[b]	112,000	1,548,656
Comforia Residential REIT Inc.	1,120	2,001,966
COMSYS Holdings Corp.	392,000	5,633,998
COOKPAD Inc.[a,b]	168,000	2,149,523
Cosmo Energy Holdings Co. Ltd.[a]	161,200	1,752,275
Cosmos Pharmaceutical Corp.[b]	18,000	2,689,630
CROOZ Inc.[b]	56,000	1,178,607
CyberAgent Inc.	168,000	7,771,032
Daido Steel Co. Ltd.	396,000	1,625,672
Daifuku Co. Ltd.	336,000	5,506,331
Daihen Corp.	560,000	2,900,260
Daiichikosho Co. Ltd.	112,000	4,472,969
Daikokutenbussan Co. Ltd.	58,600	2,066,840
Daikyo Inc.	1,120,000	1,785,487
Daio Paper Corp.[b]	392,000	3,441,920
Daiseki Co. Ltd.	112,000	1,716,103
Daishi Bank Ltd. (The)	1,680,000	6,300,087
Daiwa House REIT Investment Corp.	560	2,146,285
Daiwa House Residential Investment Corp.	2,240	4,570,107
Daiwa Office Investment Corp.	1,120	6,364,845
Daiwabo Holdings Co. Ltd.	1,120,000	2,081,526
DCM Holdings Co. Ltd.	336,000	2,403,469
Dena Co. Ltd.	280,000	3,984,967
Denka Co. Ltd.	1,120,000	4,875,397
Descente Ltd.	112,000	1,677,248
Dexerials Corp.[a]	112,000	1,094,420
DIC Corp.	2,240,000	5,661,752
Digital Garage Inc.	95,200	1,570,350
Dip Corp.	112,000	2,357,213
Disco Corp.	112,000	10,453,888
DMG Mori Co. Ltd.	336,000	3,183,348
Dowa Holdings Co. Ltd.	560,000	3,732,871
Duskin Co. Ltd.	336,000	5,922,637
Ebara Corp.	1,120,000	4,875,397
EDION Corp.[b]	336,000	2,492,281
Euglena Co. Ltd.[a,b]	168,000	2,364,614
Exedy Corp.	168,000	3,864,701

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Ezaki Glico Co. Ltd.	120,400	$6,504,076
F@N Communications Inc.[b]	112,200	700,642
Fancl Corp.	112,000	1,458,919
Financial Products Group Co. Ltd.	224,000	1,754,033
FP Corp.	56,000	2,023,706
Frontier Real Estate Investment Corp.	1,120	4,523,851
Fudo Tetra Corp.[b]	760,900	823,342
Fuji Machine Manufacturing Co. Ltd.	319,700	3,023,636
Fuji Oil Holdings Inc.	224,000	3,619,081
Fuji Seal International Inc.	56,000	1,667,534
Fuji Soft Inc.	112,000	2,490,431
Fujibo Holdings Inc.	560,000	943,625
Fujikura Ltd.	1,120,000	5,384,215
Fujimi Inc.	56,000	703,556
Fujitec Co. Ltd.	168,000	1,556,982
Fukuoka REIT Corp.	1,120	1,819,717
Funai Electric Co. Ltd.	56,000	396,878
Funai Soken Holdings Inc.	66,840	836,984
Furukawa Co. Ltd.	560,000	976,005
Furukawa Electric Co. Ltd.	2,240,000	4,551,605
Futaba Industrial Co. Ltd.	427,300	1,750,636
Fuyo General Lease Co. Ltd.	56,000	2,724,487
Geo Holdings Corp.	112,000	1,707,777
Global One Real Estate Investment Corp.[b]	1,120	3,927,147
Glory Ltd.	280,000	8,800,231
GLP J-REIT	6,160	5,958,254
GMO Internet Inc.	224,000	2,727,262
GMO Payment Gateway Inc.[b]	56,000	2,867,881
Gree Inc.	168,000	731,310
GS Yuasa Corp.	1,120,000	3,848,511
Gulliver International Co. Ltd.	168,000	1,802,602
Gunze Ltd.	560,000	1,558,832
Gurunavi Inc.	112,000	2,224,920
H2O Retailing Corp.	280,000	4,701,937
Hanwa Co. Ltd.	1,120,000	4,616,363
Happinet Corp.	56,000	491,703
Harmonic Drive Systems Inc.[b]	56,000	1,115,698
Haseko Corp.	784,000	8,062,446
Hazama Ando Corp.	504,000	2,418,734
Heiwa Corp.	112,000	2,155,536
Heiwa Real Estate Co. Ltd.	224,000	2,283,203

Security	Shares	Value
Heiwa Real Estate REIT Inc.	2,800	$1,919,630
HIS Co. Ltd.	168,000	4,912,402
Hitachi Capital Corp.	168,000	4,072,853
Hitachi Zosen Corp.	560,000	2,812,374
Hogy Medical Co. Ltd.	112,000	5,495,230
Hokkaido Electric Power Co. Inc.[a]	560,000	5,143,683
Hokkoku Bank Ltd. (The)	1,680,000	4,648,742
Hokuetsu Kishu Paper Co. Ltd.	336,000	2,014,918
HORIBA Ltd.	112,000	3,927,147
Hoshino Resorts REIT Inc.	206	2,036,774
Hosiden Corp.	336,000	1,573,634
House Foods Group Inc.	336,000	6,597,051
Hulic Reit Inc.	2,240	3,239,780
Hyakugo Bank Ltd. (The)	1,120,000	4,653,368
Hyakujushi Bank Ltd. (The)	1,680,000	5,356,461
Ibiden Co. Ltd.[b]	224,000	3,106,563
IBJ Leasing Co. Ltd.	56,000	1,060,191
Ichigo Inc.[b]	560,000	1,905,753
Ichigo Office REIT Investment	3,360	2,467,303
Iino Kaiun Kaisha Ltd.	482,900	1,759,046
Inabata & Co. Ltd.	336,000	3,169,471
Industrial & Infrastructure Fund Investment Corp.	560	2,599,595
Ines Corp.	112,000	1,059,266
Infomart Corp.[b]	112,000	1,121,249
Internet Initiative Japan Inc.[b]	112,000	2,088,927
Invesco Office J-Reit Inc.	560	477,363
Invincible Investment Corp.	7,280	4,413,761
Iriso Electronics Co. Ltd.	56,000	2,650,477
Iseki & Co. Ltd.[b]	1,120,000	1,517,201
Ishihara Sangyo Kaisha Ltd.[a]	1,680,000	1,248,916
IT Holdings Corp.	280,000	6,078,057
Ito EN Ltd.[b]	168,600	4,484,302
Itoki Corp.	112,000	750,275
IwaiCosmo Holdings Inc.	168,000	1,787,337
Iwatani Corp.[b]	560,000	2,844,753
Izumi Co. Ltd.	168,000	6,445,794
J Trust Co. Ltd.[b]	224,000	1,567,158
Jaccs Co. Ltd.	560,000	1,864,123
Jafco Co. Ltd.	112,000	3,557,097
Japan Aviation Electronics Industry Ltd.	105,000	1,038,161
Japan Communications Inc.[a,b]	495,000	723,702

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Japan Digital Laboratory Co. Ltd.	336,000	$4,418,387
Japan Display Inc.[a,b]	1,064,000	2,416,883
Japan Excellent Inc.	5,600	6,193,698
Japan Hotel REIT Investment Corp.	8,400	6,320,902
Japan Logistics Fund Inc.	5,040	9,974,675
Japan Petroleum Exploration Co. Ltd.	112,000	2,854,004
Japan Rental Housing Investments Inc.	3,920	2,638,913
Japan Securities Finance Co. Ltd.	560,000	2,534,837
Japan Steel Works Ltd. (The)	1,120,000	3,515,467
Jin Co. Ltd.[b]	56,000	2,372,940
Juki Corp.[b]	112,000	883,492
Juroku Bank Ltd. (The)	1,680,000	5,939,289
JVC Kenwood Corp.[b]	560,080	1,290,731
K’s Holdings Corp.	168,060	5,656,833
kabu.com Securities Co. Ltd.	784,000	2,344,261
Kadokawa Dwango[a]	118,767	1,740,327
Kagome Co. Ltd.[b]	336,000	5,750,564
Kaken Pharmaceutical Co. Ltd.	97,700	6,351,125
Kanamoto Co. Ltd.	56,000	1,349,754
Kanematsu Corp.	2,240,000	3,515,467
Kawasaki Kisen Kaisha Ltd.	2,240,000	3,959,526
Keihin Corp.	168,000	2,594,970
Keiyo Bank Ltd. (The)	1,680,000	7,174,328
Kenedix Inc.	616,000	2,472,853
Kenedix Office Investment Corp.	1,120	5,633,998
Kenedix Residential Investment Corp.	1,120	2,594,045
Kenedix Retail REIT Corp.	1,120	2,266,551
Kewpie Corp.	336,000	7,252,038
Kinden Corp.	560,000	6,850,535
Kintetsu World Express Inc.	56,000	902,920
Kitz Corp.	616,000	2,722,174
Kiyo Bank Ltd. (The)	504,000	6,394,449
KLab Inc.[a,b]	224,000	1,361,781
Koa Corp.	112,000	860,364
Kobayashi Pharmaceutical Co. Ltd.	168,000	14,112,749
Kokuyo Co. Ltd.	168,000	1,780,399
Komeri Co. Ltd.	168,000	3,299,913

Security	Shares	Value
Komori Corp.	168,000	$1,859,497
Konishi Co. Ltd.	56,000	1,116,623
Kumagai Gumi Co. Ltd.	560,000	1,632,842
KYB Corp.	560,000	1,586,586
Kyodo Printing Co. Ltd.	597,000	1,558,270
KYORIN Holdings Inc.	280,000	5,108,991
Kyowa Exeo Corp.	168,000	1,699,913
Laox Co. Ltd.[a,b]	560,000	841,862
Leopalace21 Corp.[a]	728,000	3,968,777
Lintec Corp.	112,000	2,238,797
Lion Corp.	560,000	5,125,181
Macnica Fuji Electronics Holdings Inc.[a]	129,750	1,576,527
Maeda Corp.	560,000	3,418,329
Maeda Kosen Co. Ltd.[b]	112,000	1,056,490
Maeda Road Construction Co. Ltd.	141,000	2,176,756
Makino Milling Machine Co. Ltd.	560,000	3,607,979
Maruha Nichiro Corp.	280,000	5,268,575
Marusan Securities Co. Ltd.	336,000	3,366,522
Marvelous Inc.[b]	112,000	796,531
Matsui Securities Co. Ltd.	392,000	3,351,258
Matsumotokiyoshi Holdings Co. Ltd.	112,000	5,162,186
Matsuya Co. Ltd.[b]	168,000	1,314,137
MCUBS MidCity Investment Corp.[b]	1,680	4,933,218
MEGMILK SNOW BRAND Co. Ltd.	112,000	2,886,383
Meidensha Corp.	560,000	2,137,034
Meitec Corp.	168,000	5,592,368
Message Co. Ltd.[b]	56,000	1,609,714
Micronics Japan Co. Ltd.[b]	112,000	1,031,512
Ministop Co. Ltd.	112,000	1,970,512
MIRAIT Holdings Corp.	112,000	862,215
Misawa Homes Co. Ltd.	112,000	767,852
MISUMI Group Inc.	952,000	11,410,003
Mitsuba Corp.	89,500	1,216,103
Mitsubishi Steel Manufacturing Co. Ltd.	1,680,000	2,914,137
Mitsui Engineering & Shipbuilding Co. Ltd.	2,240,000	3,071,408
Mitsui Mining & Smelting Co. Ltd.	1,680,000	2,608,846
Mitsumi Electric Co. Ltd.[b]	280,000	1,311,362

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Miura Co. Ltd.	168,000	$2,209,193
Mizuno Corp.	1,120,000	5,337,959
Modec Inc.	56,000	656,375
Monex Group Inc.	560,070	1,401,736
MonotaRO Co. Ltd.	224,000	5,069,673
Mori Hills REIT Investment Corp.	3,360	4,221,336
MORI TRUST Sogo REIT Inc.	3,920	6,479,098
Morinaga & Co. Ltd./Japan	560,000	3,039,029
Morinaga Milk Industry Co. Ltd.	560,000	2,525,585
MOS Food Services Inc.	56,000	1,542,642
Musashino Bank Ltd. (The)	168,000	5,217,693
Nachi-Fujikoshi Corp.	560,000	2,109,280
Nagase & Co. Ltd.	560,000	6,586,875
Nakanishi Inc.	56,000	2,174,039
Namura Shipbuilding Co. Ltd.	168,000	1,201,735
Nankai Electric Railway Co. Ltd.	1,120,000	6,540,619
NanoCarrier Co. Ltd.[a,b]	112,000	844,637
Nanto Bank Ltd. (The)	1,120,000	3,219,428
NET One Systems Co. Ltd.	362,000	2,015,347
Next Co. Ltd.	168,000	1,720,729
Nichi-Iko Pharmaceutical Co. Ltd.	224,000	5,064,123
Nichicon Corp.	224,000	1,513,501
Nichiha Corp.	112,000	1,597,687
Nichirei Corp.	560,000	4,102,920
Nifco Inc./Japan	168,000	8,020,815
Nihon Kohden Corp.	336,000	7,432,437
Nihon M&A Center Inc.	112,000	5,236,195
Nihon Nohyaku Co. Ltd.	112,000	675,340
Nihon Parkerizing Co. Ltd.	728,000	6,789,014
Nihon Unisys Ltd.[b]	224,000	2,351,662
Nikkiso Co. Ltd.	112,000	732,697
Nikkon Holdings Co. Ltd.	336,000	5,972,593
Nippo Corp.	132,000	1,939,685
Nippon Accommodations Fund Inc.	1,120	3,987,280
Nippon Chemi-Con Corp.	560,000	851,113
Nippon Coke & Engineering Co. Ltd.	1,680,000	1,165,655
Nippon Gas Co. Ltd.[b]	112,000	2,459,902
Nippon Kayaku Co. Ltd.	560,000	5,916,161
Nippon Light Metal Holdings Co. Ltd.	1,904,000	3,239,780

Security	Shares	Value
Nippon Paper Industries Co. Ltd.	280,000	$4,447,528
Nippon Parking Development Co. Ltd.[b]	550,000	549,705
NIPPON REIT Investment Corp.	1,120	2,538,537
Nippon Seiki Co. Ltd.	213,000	4,635,981
Nippon Sharyo Ltd.[a,b]	1,120,000	2,211,044
Nippon Sheet Glass Co. Ltd.[a,b]	2,800,000	2,035,270
Nippon Shinyaku Co. Ltd.	133,000	4,581,093
Nippon Shokubai Co. Ltd.	105,900	6,805,452
Nippon Soda Co. Ltd.	560,000	2,965,019
Nippon Steel & Sumikin Bussan Corp.	560,000	1,794,738
Nippon Suisan Kaisha Ltd.	896,000	4,625,614
Nippon Yakin Kogyo Co. Ltd.[a,b]	1,045,000	1,061,702
Nipro Corp.	336,000	3,291,587
Nishi-Nippon City Bank Ltd. (The)	2,240,000	4,940,156
Nishi-Nippon Railroad Co. Ltd.	560,000	3,469,211
Nishimatsu Construction Co. Ltd.	561,000	2,011,101
Nishimatsuya Chain Co. Ltd.	336,000	2,858,630
Nishio Rent All Co. Ltd.	112,000	2,867,881
Nissan Chemical Industries Ltd.	392,000	8,907,546
Nissan Shatai Co. Ltd.	168,000	1,600,000
Nissha Printing Co. Ltd.	112,000	1,993,640
Nisshin OilliO Group Ltd. (The)	1,120,000	4,634,866
Nisshin Steel Co. Ltd.	280,000	2,606,534
Nisshinbo Holdings Inc.	560,000	5,550,737
Nitto Boseki Co. Ltd.	1,120,000	3,321,191
Nitto Kogyo Corp.	56,000	911,246
Noevir Holdings Co. Ltd.	56,000	1,531,078
NOF Corp.	560,000	3,917,895
Nojima Corp.	112,000	1,325,701
Nomura Co. Ltd.	168,000	2,159,237
North Pacific Bank Ltd.	983,300	2,964,560
NSD Co. Ltd.	420,140	6,034,968
NTN Corp.	1,680,000	6,216,826
Obara Group Inc.	56,000	1,910,379
Ogaki Kyoritsu Bank Ltd. (The)	1,680,000	5,800,520
Okasan Securities Group Inc.	560,000	3,071,408
Oki Electric Industry Co. Ltd.	2,240,000	2,460,827
Okinawa Electric Power Co. Inc. (The)	168,000	4,053,426
OKUMA Corp.	560,000	4,167,679

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Okumura Corp.	560,000	$2,909,511
OncoTherapy Science Inc.[a,b]	440,000	1,006,732
Open House Co. Ltd.	56,000	1,032,437
Orient Corp.[a]	1,288,000	2,393,755
Orix JREIT Inc.	7,280	10,090,315
OSG Corp.	280,000	4,581,671
OSJB Holdings Corp.	224,000	408,904
Pacific Metals Co. Ltd.[a,b]	560,000	1,359,931
Paramount Bed Holdings Co. Ltd.	56,000	1,910,379
Penta-Ocean Construction Co. Ltd.	952,000	3,766,638
PeptiDream Inc.[a,b]	56,000	1,785,487
Pigeon Corp.	336,000	7,054,987
Pilot Corp.	112,000	4,163,053
Pioneer Corp.[a,b]	983,300	2,257,939
Pola Orbis Holdings Inc.	56,000	3,788,378
Premier Investment Corp.	5,600	6,221,451
Press Kogyo Co. Ltd.	560,000	2,238,797
Prima Meat Packers Ltd.	560,000	1,484,822
Proto Corp.	174,800	2,468,988
Qol Co. Ltd.	112,000	1,612,489
Raito Kogyo Co. Ltd.	168,000	1,450,130
Relia Inc.	168,000	1,451,518
Relo Holdings Inc.	29,000	3,415,851
Rengo Co. Ltd.	560,000	2,382,191
Resorttrust Inc.	280,000	6,949,986
Ricoh Leasing Co. Ltd.	56,000	1,732,293
Ringer Hut Co. Ltd.[b]	168,000	3,422,029
Riso Kagaku Corp.	112,000	1,523,677
Rohto Pharmaceutical Co. Ltd.	336,000	6,189,072
Round One Corp.	224,000	1,084,244
Ryobi Ltd.	560,000	2,266,551
Ryosan Co. Ltd.	112,000	2,992,772
S Foods Inc.	24,000	483,509
Sac’s Bar Holdings Inc.	56,000	818,271
Saizeriya Co. Ltd.	168,000	3,494,189
San-in Godo Bank Ltd. (The)	840,000	5,967,042
Sangetsu Co. Ltd.	112,000	1,894,652
Sanken Electric Co. Ltd.	560,000	1,743,857
Sanki Engineering Co. Ltd.	112,000	897,369
Sankyo Tateyama Inc.	56,000	664,701
Sankyu Inc.	1,120,000	5,421,220
Sanwa Holdings Corp.	896,000	6,224,227
Sanyo Shokai Ltd.	560,000	1,396,936

Security	Shares	Value
Sanyo Special Steel Co. Ltd.	560,000	$2,682,856
Sapporo Holdings Ltd.	1,120,000	4,940,156
Sato Holdings Corp.	56,000	1,139,751
Sawada Holdings Co. Ltd.	112,000	1,063,891
Sawai Pharmaceutical Co. Ltd.	112,000	7,669,269
SCREEN Holdings Co. Ltd.	560,000	4,274,068
SCSK Corp.	114,680	4,963,641
Seikagaku Corp.	112,000	1,596,762
Seiko Holdings Corp.	560,000	2,618,098
Seino Holdings Co. Ltd.	616,000	6,589,188
Seiren Co. Ltd.	112,000	1,146,227
Sekisui House SI Residential Investment Corp.	1,680	1,427,927
Senshu Ikeda Holdings Inc.	816,580	3,298,291
Septeni Holdings Co. Ltd.	112,000	2,508,933
Seria Co. Ltd.	56,000	2,682,856
Sharp Corp./Japan[a,b]	3,920,000	4,500,723
Shibuya Corp.	56,000	689,679
Shiga Bank Ltd. (The)	1,120,000	4,930,905
Shima Seiki Manufacturing Ltd.[b]	168,000	2,567,216
Shimachu Co. Ltd.	280,000	6,274,646
Shinko Electric Industries Co. Ltd.	224,000	1,343,278
Shinko Plantech Co. Ltd.	392,000	3,037,178
ShinMaywa Industries Ltd.	228,000	1,813,604
Ship Healthcare Holdings Inc.	112,000	2,633,825
SHO-BOND Holdings Co. Ltd.	56,000	1,896,502
Showa Corp.	224,000	1,939,058
Showa Denko KK	2,800,000	3,029,777
Sinanen Holdings Co. Ltd.	560,000	2,109,280
SKY Perfect JSAT Holdings Inc.	760,900	4,248,696
Skylark Co. Ltd.	307,700	3,517,588
SMS Co. Ltd.	112,000	2,158,312
Sodick Co. Ltd.	112,000	721,596
Sojitz Corp.	3,360,000	7,132,697
Sosei Group Corp.[b]	51,300	5,084,872
Sotetsu Holdings Inc.	1,680,000	9,644,406
SPARX Group Co. Ltd.[b]	440,000	886,796
Square Enix Holdings Co. Ltd.	224,000	5,304,655
Star Micronics Co. Ltd.	280,000	3,006,649
Start Today Co. Ltd.	168,000	5,245,447
Sugi Holdings Co. Ltd.	112,000	5,726,511
Sumco Corp.	504,000	3,322,116
Sumitomo Bakelite Co. Ltd.	1,120,000	4,209,309
Sumitomo Forestry Co. Ltd.	504,000	6,294,536

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Sumitomo Mitsui Construction Co. Ltd.	2,240,000	$1,813,241
Sumitomo Osaka Cement Co. Ltd.	1,120,000	4,523,851
Sumitomo Warehouse Co. Ltd. (The)	560,000	2,840,127
Sundrug Co. Ltd.	112,000	7,299,219
Tadano Ltd.	560,000	5,522,984
Taikisha Ltd.	56,000	1,183,695
Taiyo Yuden Co. Ltd.	280,000	3,175,484
Takara Bio Inc.	168,000	1,407,112
Takara Holdings Inc.	560,000	4,135,299
Takara Leben Co. Ltd.	168,000	847,875
Takasago Thermal Engineering Co. Ltd.	112,000	1,475,571
Takata Corp.[a,b]	112,000	611,506
Takeuchi Manufacturing Co. Ltd.	56,000	858,051
TechnoPro Holdings Inc.	56,000	1,526,453
Teikoku Sen-I Co. Ltd.	56,000	596,242
Tekken Corp.[b]	560,000	1,332,177
Temp Holdings Co. Ltd.	336,000	4,895,750
Toagosei Co. Ltd.	799,000	6,560,162
TOC Co. Ltd.	504,000	3,929,922
Toda Corp.	1,120,000	5,310,205
Toho Bank Ltd. (The)	560,000	1,868,748
Toho Holdings Co. Ltd.	168,000	3,848,049
Toho Titanium Co. Ltd.[a,b]	56,000	423,244
Toho Zinc Co. Ltd.	1,120,000	2,220,295
Tohokushinsha Film Corp.	112,100	737,981
Tokai Carbon Co. Ltd.	1,120,000	2,988,147
Tokai Rika Co. Ltd.	168,000	4,045,100
Tokai Tokyo Financial Holdings Inc.	616,000	3,409,078
Tokuyama Corp.[a,b]	1,124,000	2,191,087
Tokyo Broadcasting System Holdings Inc.	112,000	1,675,398
Tokyo Dome Corp.	560,000	2,650,477
Tokyo Ohka Kogyo Co. Ltd.	112,000	3,441,457
Tokyo Seimitsu Co. Ltd.	168,000	3,535,820
Tokyo Steel Manufacturing Co. Ltd.	336,000	2,331,310
Tokyo TY Financial Group Inc.	74,144	2,235,374
Tokyotokeiba Co. Ltd.	560,000	1,221,162
Tokyu Construction Co. Ltd.	280,040	1,857,449

Security	Shares	Value
TOKYU REIT Inc.	5,040	$5,882,394
TOMONY Holdings Inc.	427,300	1,447,099
Tomy Co. Ltd.	392,000	2,418,734
Top REIT Inc.	560	2,007,517
Topcon Corp.	280,000	3,887,829
Topre Corp.	168,000	3,639,896
Toridoll.corp.	56,000	1,006,534
Toshiba Machine Co. Ltd.	560,000	1,688,349
Toshiba Plant Systems & Services Corp.	56,000	646,198
Tosoh Corp.	1,680,000	7,979,185
Totetsu Kogyo Co. Ltd.	56,000	1,341,428
Toyo Construction Co. Ltd.	427,300	1,884,758
Toyo Corp./Chuo-ku	112,000	1,025,036
Toyo Ink SC Holdings Co. Ltd.	560,000	2,086,152
Toyo Kanetsu KK	560,000	1,156,404
Toyo Tire & Rubber Co. Ltd.	280,000	5,886,094
Toyobo Co. Ltd.	2,800,000	3,631,107
Toyota Boshoku Corp.	112,000	2,229,546
TPR Co. Ltd.	168,000	4,385,082
TS Tech Co. Ltd.	224,000	5,450,824
TSI Holdings Co. Ltd.	336,000	2,381,266
Tsubakimoto Chain Co.	560,000	3,904,018
Tsukuba Bank Ltd.	538,500	1,650,217
Tsukui Corp.	112,000	1,207,285
Tsumura & Co.	168,000	4,516,912
Tsuruha Holdings Inc.	112,000	9,167,968
UACJ Corp.	566,944	1,217,573
Ube Industries Ltd.	2,240,000	4,292,570
ULVAC Inc.	168,000	4,204,683
Unipres Corp.	112,000	2,318,358
United Arrows Ltd.	56,000	2,678,231
United Super Markets Holdings Inc.	259,900	2,370,046
Unitika Ltd.[a,b]	3,920,000	1,618,965
Universal Entertainment Corp.	56,000	970,916
UNY Group Holdings Co. Ltd.	672,000	4,251,865
USEN Corp.[a]	505,440	1,469,581
Ushio Inc.	336,000	4,296,271
Valor Holdings Co. Ltd.	168,000	3,595,490
VT Holdings Co. Ltd.	316,100	1,827,696
Wacoal Holdings Corp.	560,000	6,471,234
Wacom Co. Ltd.[b]	448,000	1,687,424
Welcia Holdings Co. Ltd.	56,000	2,983,521
Xebio Holdings Co. Ltd.	168,000	2,922,463

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Yahagi Construction Co. Ltd.	112,000	$691,992
YAMABIKO Corp.	224,000	1,563,458
Yamato Kogyo Co. Ltd.	112,000	2,611,622
Yodogawa Steel Works Ltd.	216,500	3,944,980
Yokogawa Bridge Holdings Corp.	56,000	498,641
Yokohama Reito Co. Ltd.	224,000	1,950,159
Yondoshi Holdings Inc.	56,000	1,251,691
Yoshinoya Holdings Co. Ltd.	392,000	4,727,378
Yumeshin Holdings Co. Ltd.[b]	112,000	535,646
Zenkoku Hosho Co. Ltd.	168,000	5,203,816
Zenrin Co. Ltd.	112,000	2,283,203
Zensho Holdings Co. Ltd.	336,000	4,046,487
Zeon Corp.	560,000	3,718,994
ZERIA Pharmaceutical Co. Ltd.	56,000	648,049

		1,585,873,172
NETHERLANDS — 1.94%
Aalberts Industries NV	375,760	11,823,666
Accell Group	2,968	60,248
Amsterdam Commodities NV	5,040	123,250
Arcadis NV	216,160	2,888,614
ASM International NV	156,240	6,195,183
BE Semiconductor Industries NV	54,880	1,106,303
BinckBank NV	269,360	2,139,031
Brunel International NVb	2,240	37,472
Corbion NV	236,880	5,251,913
Delta Lloyd NVb	590,150	3,473,191
Eurocommercial Properties NV	89,600	3,906,182
Euronext NVc	157,920	7,638,215
Flow Traders[c]	99,680	5,033,227
Fugro NV CVA[a,b]	174,720	2,569,267
IMCD Group NV	110,880	3,928,669
InterXion Holding NVa	31,360	985,018
Kendrion NV	43,680	1,025,391
Koninklijke BAM Groep NVa	749,280	4,012,442
NSI NV	244,160	991,253
PostNL NVa,b	1,293,600	4,689,127
Refresco Gerber NVa,c	2,240	37,484
SBM Offshore NVa,b	469,280	6,156,884
SNS REAAL NVa,b	291,555	3
TKH Group NV	99,120	3,672,335
TomTom NVa	346,640	3,585,781
USG People NV	229,600	4,261,964
VastNed Retail NV	101,360	4,419,965

Security	Shares	Value
Wereldhave NV	125,104	$6,810,401
Wessanen	454,720	3,860,956

		100,683,435
NEW ZEALAND — 1.08%
Air New Zealand Ltd.	1,335,040	2,548,124
Argosy Property Ltd.	1,704,080	1,256,895
Chorus Ltd.[a]	1,226,403	2,975,560
Fisher & Paykel Healthcare Corp. Ltd.	2,110,640	11,812,303
Freightways Ltd.	1,655,360	6,800,964
Genesis Energy Ltd.	538,720	662,249
Goodman Property Trust	1,921,920	1,560,570
Infratil Ltd.	1,361,360	2,730,480
Kiwi Property Group Ltd.	8,410,905	7,455,342
New Zealand Refining Co. Ltd. (The)	123,200	295,726
Nuplex Industries Ltd.	514,218	1,380,701
Orion Health Group Ltd.[a]	22,960	46,348
Precinct Properties New Zealand Ltd.	1,909,600	1,519,679
Sky Network Television Ltd.	1,117,777	3,305,032
SKYCITY Entertainment Group Ltd.	1,684,480	5,089,640
Trade Me Group Ltd.	1,100,400	2,854,955
Xero Ltd.[a,b]	149,520	1,624,255
Z Energy Ltd.	479,920	2,086,615

		56,005,438
NORWAY — 1.58%
Akastor ASA[a,b]	581,840	581,997
Aker ASA Class A	57,680	1,017,768
Aker Solutions ASA	334,320	999,783
Atea ASA	180,320	1,456,584
Austevoll Seafood ASA	338,240	2,150,902
Avance Gas Holding Ltd.[b,c]	32,480	408,993
Bakkafrost P/F	122,080	4,029,865
Borregaard ASA	308,560	1,555,589
BW LPG Ltd.[b,c]	250,880	1,905,822
BW Offshore Ltd.	2,126,300	516,491
Det Norske Oljeselskap ASA[a,b]	330,400	1,991,262
DNO ASA[a,b]	2,317,840	1,527,052
Entra ASA[c]	115,360	902,112
Europris ASA[a,c]	12,320	58,582
Fred Olsen Energy ASA[a]	125,400	494,264
Frontline Ltd.	907,200	1,968,728
Hexagon Composites ASA[b]	334,626	785,989

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Hoegh LNG Holdings Ltd.[b]	133,280	$1,374,391
IDEX ASA[a,b]	772,800	646,387
Kongsberg Automotive ASA[a]	1,493,108	1,005,938
Leroy Seafood Group ASA	56,560	2,151,544
Marine Harvest ASA	913,920	12,335,483
Nordic Semiconductor ASA[a,b]	387,520	1,791,597
Norwegian Air Shuttle ASA[a,b]	87,920	2,643,347
Norwegian Property ASA[a]	844,295	836,783
Ocean Yield ASA	125,440	862,363
Opera Software ASA[b]	406,000	2,051,945
Petroleum Geo-Services ASA[b]	612,640	1,846,136
Prosafe SEb	806,402	1,298,167
Protector Forsikring ASA	141,680	1,164,751
REC Silicon ASA[a,b]	5,354,160	809,782
Salmar ASA	131,040	2,559,947
Scatec Solar ASA[c]	87,920	370,713
Seadrill Ltd.[a,b]	836,640	1,763,840
Selvaag Bolig ASA	8,598	24,826
Sparebank 1 Nord Norge	228,197	917,740
SpareBank 1 SMN	657,621	3,541,410
Stolt-Nielsen Ltd.	148,411	1,691,967
Storebrand ASA[a]	1,389,360	5,579,631
Subsea 7 SAa,b	487,200	2,874,863
Tanker Investments Ltd.[a]	49,280	491,239
TGS Nopec Geophysical Co. ASA[b]	304,640	4,370,126
Thin Film Electronics ASA[a,b]	1,342,320	436,794
Wilh Wilhelmsen ASA	113,120	421,236
XXL ASA[c]	356,160	3,723,751

		81,938,480
PORTUGAL — 0.29%
Altri SGPS SA	11,000	44,682
Banco BPI SA Registered[a,d]	608,501	665,671
CTT-Correios de Portugal SA	290,640	2,515,895
Mota-Engil SGPS SAb	133,650	209,693
NOS SGPS SA	374,080	2,707,528
Pharol SGPS SA Registered[a,b]	651,840	168,572
Portucel SA	1,564,592	5,231,266
REN – Redes Energeticas Nacionais SGPS SA	560,000	1,679,081
Sonae SGPS SA	1,696,800	1,896,611

		15,118,999
SINGAPORE — 1.88%
ARA Asset Management Ltd.[b]	1,574,015	1,139,068
Ascendas India Trust[b]	3,920,000	2,203,330

Security	Shares	Value
Asian Pay Television Trust[b]	4,928,000	$2,146,673
Biosensors International Group Ltd.[a,b]	3,709,800	2,006,988
Boustead Singapore Ltd.[b]	1,680,000	932,481
Cambridge Industrial Trust[b]	5,712,000	2,086,869
CapitaLand Retail China Trust	1,736,780	1,720,551
CDL Hospitality Trusts	3,360,000	3,080,728
COSCO Corp. Singapore Ltd.[b]	3,402,000	800,724
CWT Ltd.[b]	168,000	216,595
Ezion Holdings Ltd.[b]	3,920,480	1,418,568
Ezra Holdings Ltd.[a,b]	10,175,000	407,486
Far East Hospitality Trust[b]	2,352,000	1,057,599
First REIT[b]	2,912,000	2,393,761
First Resources Ltd.[b]	1,344,000	1,647,776
Frasers Centrepoint Trust[b]	1,680,000	2,242,675
Frasers Commercial Trust	2,800,000	2,282,021
Hyflux Ltd.[b]	1,792,000	610,637
Indofood Agri Resources Ltd.[b]	1,369,600	413,776
Japfa Ltd.[a]	330,000	108,972
Kenon Holdings Ltd./Singapore[a,b]	66,216	597,436
Keppel DC REIT[b]	504,000	354,107
Keppel REIT[b]	3,920,000	2,464,976
KrisEnergy Ltd.[a,b]	3,630,060	436,128
Lippo Malls Indonesia Retail Trust	6,272,000	1,366,065
M1 Ltd./Singapore[b]	1,120,000	1,817,748
Mapletree Commercial Trust	2,912,000	2,731,343
Mapletree Greater China Commercial Trust	6,216,000	3,668,545
Mapletree Industrial Trust	5,040,960	5,454,281
Mapletree Logistics Trust	5,600,000	3,698,447
Midas Holdings Ltd.[b]	5,020,200	899,425
Neptune Orient Lines Ltd./Singapore[a,b]	2,856,000	2,478,156
OSIM International Ltd.[b]	1,120,000	798,707
OUE Hospitality Trust	1,176,033	603,179
OUE Ltd.[b]	616,000	714,115
Pacc Offshore Services Holdings Ltd.[b]	560,000	116,068
Parkway Life REIT	112,000	177,840
Perennial Real Estate Holdings Ltd.[a,b]	2,554,809	1,516,766
Raffles Medical Group Ltd.[b]	672,000	1,916,897
Religare Health Trust[b]	417,300	275,600

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Rowsley Ltd.[a,b]	4,404,200	$461,059
SATS Ltd.	1,624,000	4,438,530
Sheng Siong Group Ltd.[b]	1,120,000	657,065
SIIC Environment Holdings Ltd.[a,b]	1,262,360	580,936
Silverlake Axis Ltd.[b]	1,568,040	611,440
Singapore Post Ltd.[b]	5,040,000	4,727,324
SMRT Corp. Ltd.[b]	4,480,000	4,800,112
Soilbuild Business Space REIT[b]	5,544,000	2,824,001
Starhill Global REIT	4,032,000	2,082,147
Super Group Ltd./Singapore[b]	1,288,000	683,229
Tat Hong Holdings Ltd.[b]	1,232,000	402,501
United Engineers Ltd.[b]	1,232,000	1,540,757
Vard Holdings Ltd.[a,b]	3,960,000	417,340
Venture Corp. Ltd.	1,064,000	5,830,956
Wing Tai Holdings Ltd.[b]	3,031,500	3,269,411
Yanlord Land Group Ltd.[b]	2,240,000	1,605,284
Ying Li International Real Estate Ltd.[a,b]	5,488,000	505,113
Yoma Strategic Holdings Ltd.[a,b]	2,969,200	928,331

		97,368,643
SPAIN — 2.50%
Abengoa SA Class Bb	1,802,900	362,854
Acciona SA	77,840	5,938,828
Acerinox SAb	359,164	3,213,220
Almirall SA	207,800	3,986,589
Applus Services SA	272,160	2,208,680
Atresmedia Corp. de Medios de Comunicacion SA	223,440	2,105,844
Axiare Patrimonio SOCIMI SA	148,400	1,795,242
Bolsas y Mercados Espanoles SHMSF SAb	88,326	2,637,818
Cellnex Telecom SAU[c]	467,176	8,014,824
Cia. de Distribucion Integral Logista Holdings SA	64,960	1,348,864
CIE Automotive SA	62,000	899,302
Construcciones y Auxiliar de Ferrocarriles SA	8,960	2,374,831
Corp Financiera Alba SA	1,120	44,161
Deoleo SAa	714,560	181,700
Duro Felguera SAb	264,550	340,645
Ebro Foods SA	292,326	5,703,092
Ence Energia y Celulosa SA	210,560	665,282
Euskaltel SAa,c	311,360	3,609,958
Faes Farma SA	1,175,455	3,415,053

Security	Shares	Value
Fomento de Construcciones y Contratas SAa,b	383,842	$2,875,372
Gamesa Corp. Tecnologica SA	723,520	13,395,155
Grupo Catalana Occidente SA	145,600	4,434,932
Hispania Activos Inmobiliarios SAa	291,760	3,605,280
Indra Sistemas SAa,b	308,000	3,015,105
Inmobiliaria Colonial SAa	6,262,480	4,174,210
Laboratorios Farmaceuticos Rovi SA	17,360	262,981
Lar Espana Real Estate SOCIMI SA	124,320	1,183,780
Let’s GOWEX SAa	51,450	1
Liberbank SAa	1,223,497	1,682,657
Mediaset Espana Comunicacion SA	473,805	4,578,750
Melia Hotels International SAb	164,080	1,778,978
Merlin Properties SOCIMI SA	825,346	9,537,938
Miquel y Costas & Miquel SA	1,120	41,810
NH Hotel Group SAa,b	687,120	2,832,727
Obrascon Huarte Lain SA	391,440	2,073,314
Papeles y Cartones de Europa SA	486,640	2,553,858
Pharma Mar SAa,b	837,760	2,107,608
Promotora de Informaciones SAa,b	160,416	830,050
Prosegur Cia. de Seguridad SA	711,200	3,178,257
Sacyr SAb	1,006,423	1,680,326
Saeta Yield SA	64,400	571,409
Talgo SAa,c	80,850	447,042
Tecnicas Reunidas SAb	100,240	3,309,257
Tubacex SAb	826,560	1,480,197
Viscofan SA	157,360	9,395,572

		129,873,353
SWEDEN — 5.01%
AAK ABb	68,320	4,433,854
AF AB Class B	168,560	2,648,816
Alimak Group ABa,c	6,720	62,694
Arcam ABa,b	62,160	1,268,579
Avanza Bank Holding AB	56,000	2,106,135
Axfood AB	219,520	3,827,222
B&B Tools AB Class B	84,000	1,072,659
Betsson AB	308,612	4,912,628
Bilia AB Class A	47,040	877,719
BillerudKorsnas AB	481,600	7,643,865

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
BioGaia AB Class B	44,355	$1,329,365
Bure Equity AB	48,400	359,827
Byggmax Group AB	90,160	749,147
Castellum AB	665,280	9,891,976
Clas Ohlson AB Class B	68,320	1,131,370
Cloetta AB Class Ba	575,120	1,844,419
Collector ABa	62,700	915,828
Com Hem Holding AB	288,400	2,429,973
Concentric AB	152,371	1,550,373
Duni AB	5,400	80,607
Dustin Group ABb,c	25,760	190,760
Elekta AB Class Bb	1,069,600	7,951,883
Eltel ABa,c	40,320	402,027
Evolution Gaming Group ABa,c	169,680	5,995,725
Fabege AB	628,880	9,717,444
Fastighets AB Balder Class Ba	190,960	4,253,478
Fingerprint Cards ABa,b	183,120	9,823,404
Granges AB	33,600	259,593
Gunnebo AB	159,073	790,268
Haldex AB	122,080	1,049,965
Hemfosa Fastigheter AB	222,880	2,196,323
Hexpol AB	957,600	8,442,564
Hoist Finance ABa,c	75,600	665,637
Holmen AB Class B	164,640	4,715,548
Hufvudstaden AB Class A	199,920	2,744,108
Industrial & Financial Systems Class B	46,480	1,970,330
Indutrade AB	62,720	3,325,825
Intrum Justitia AB	303,520	10,024,183
Investment AB Oresund	5,500	132,450
Inwido AB	62,720	693,033
ITAB Shop Concept AB	21,450	627,870
JM AB	256,480	7,043,894
KappAhl AB	110,880	439,643
Kungsleden AB	635,600	4,243,535
L E Lundbergforetagen AB Class B	80,080	4,088,540
Lifco AB Class B	61,050	1,353,431
Lindab International ABb	269,360	1,936,576
Loomis AB Class B	220,640	6,558,771
Meda AB Class A	695,557	7,450,412
Medivir AB Class Ba	119,840	936,365
Mekonomen ABb	70,000	1,428,580
Modern Times Group MTG AB Class B	155,680	4,112,155

Security	Shares	Value
Mycronic ABb	137,760	$1,229,003
NCC AB Class B	277,760	9,390,448
NetEnt AB	89,600	4,465,920
New Wave Group AB Class Bb	6,160	22,126
Nibe Industrier AB Class B	312,480	9,008,222
Nobia AB	507,360	5,653,473
Nolato AB Class B	54,320	1,431,649
Nordax Group ABa,c	46,750	230,617
Nordnet AB Class B	188,160	748,256
Opus Group AB	836,640	556,137
Orexo ABa,b	66,550	328,289
Oriflame Holding AGa	146,427	2,054,259
Pandox ABa	99,680	1,548,391
Peab AB	761,040	5,764,412
Ratos AB Class B	567,840	3,040,859
RaySearch Laboratories ABa	45,920	522,126
Recipharm AB Class Bb	70,000	1,010,210
Rezidor Hotel Group AB	221,760	757,738
Saab AB	178,640	5,379,022
SAS ABa,b	546,214	1,566,990
SkiStar AB	2,800	37,959
SSAB AB Class Aa,b	491,680	1,178,892
SSAB AB Class Ba,b	573,693	1,198,908
Sweco AB Class B	209,376	3,076,563
Swedish Orphan Biovitrum ABa	454,160	5,720,066
Tethys Oil AB	122,640	840,250
Thule Group AB (The)[c]	133,840	1,592,042
Tobii ABa,b	40,150	226,152
Trelleborg AB Class B	764,400	13,148,648
Unibet Group PLC	636,160	7,173,998
Vitrolife AB	17,920	562,158
Vostok New Ventures Ltd.[a,b]	233,520	1,198,244
Wallenstam AB Class B	274,400	1,952,011
Wihlborgs Fastigheter AB	151,760	2,911,331

		260,226,745
SWITZERLAND — 4.19%
AFG Arbonia-Forster Holding AG Registered[a]	63,840	614,942
Allreal Holding AG Registered	34,720	4,574,440
Ascom Holding AG Registered	179,782	2,859,949
Autoneum Holding AG	12,880	2,788,058
Banque Cantonale Vaudoise Registered	7,280	4,390,807
Basilea Pharmaceutica AG Registered[a,b]	31,920	2,339,523

96	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
BKW AG	25,200	$918,577
Bobst Group SA Registered	11,760	478,595
Bossard Holding AG	16,800	1,542,849
Bucher Industries AG Registered	25,760	5,256,835
Burckhardt Compression Holding AG	13,440	4,177,661
Cembra Money Bank AG	54,320	3,260,313
Clariant AG Registered	800,800	13,012,560
Comet Holding AG Registered	1,120	686,439
Cosmo Pharmaceuticals SAa,b	11,760	1,719,268
Daetwyler Holding AG Bearer	20,820	2,647,583
dorma+kaba Holding AG Class B	12,320	7,574,879
EFG International AG	142,240	1,241,034
Emmi AG	6,222	2,866,134
Evolva Holding SAa,b	685,987	569,062
Flughafen Zuerich AG Registered	12,593	9,254,408
Forbo Holding AG Registered	4,480	4,743,864
GAM Holding AG	557,200	7,749,085
Gategroup Holding AG	100,240	3,697,918
Georg Fischer AG Registered	12,320	8,115,942
Helvetia Holding AG Registered	18,480	9,594,847
Huber & Suhner AG Registered	35,280	1,490,874
Implenia AG Registered	32,480	1,589,686
Inficon Holding AG Registered	3,920	1,108,496
Intershop Holdings AG	2,240	905,051
Kardex AG Bearer	1,120	80,176
Komax Holding AG Registered	15,680	3,320,705
Kudelski SA Bearer	161,280	2,203,601
Kuoni Reisen Holding AG Class B Registered	13,440	4,171,102
Leonteq AG	24,640	3,051,594
Logitech International SA Registered[b]	452,480	7,131,754
Meyer Burger Technology AGa,b	256,480	1,476,828
Mobilezone Holding AG	207,760	2,909,634
Mobimo Holding AG Registered	19,600	4,131,752
Molecular Partners AGa,b	11,000	370,370
Myriad Group AGa,b	211,120	684,056
OC Oerlikon Corp. AG Registered	478,240	4,242,621
Orascom Development Holding AGa,b	65,060	568,279

Security	Shares	Value
Panalpina Welttransport Holding AG Registered	44,800	$4,335,061
PSP Swiss Property AG Registered	114,800	9,747,328
Rieter Holding AG Registered	14,560	2,688,481
Santhera Pharmaceutical Holding AGa,b	9,520	643,865
Schmolz + Bickenbach AG Registered[a,b]	1,666,560	796,969
Schweiter Technologies AG Bearer	1,133	928,824
SFS Group AG	28,560	1,852,156
Siegfried Holding AG Registered	1,680	309,226
St Galler Kantonalbank AG Registered	7,280	2,575,514
Straumann Holding AG Registered	27,440	8,301,762
Sunrise Communications Group AGa,c	98,000	5,757,673
Swissquote Group Holding SA Registered	36,400	934,290
Tecan Group AG Registered	40,320	5,796,258
Temenos Group AG Registered	181,440	8,782,925
U-Blox AG	21,840	4,380,149
Valiant Holding AG Registered	47,040	5,100,419
Valora Holding AG Registered	15,680	3,219,706
Vetropack Holding AG Bearer	560	778,803
Vontobel Holding AG Registered	75,600	3,168,906
Ypsomed Holding AG	1,680	233,805
Zehnder Group AG	34,720	1,221,545

		217,665,816
UNITED KINGDOM — 19.97%
888 Holdings PLC	85,120	211,300
AA PLC	1,625,120	6,786,605
Abcam PLC	511,840	4,682,991
Acacia Mining PLC	459,760	1,344,774
Advanced Medical Solutions Group PLC[b]	1,046,080	2,537,408
African Minerals Ltd.[a,b]	490,220	7
Al Noor Hospitals Group PLC	201,600	3,317,248
Aldermore Group PLC[a]	299,040	917,519
Allied Minds PLC[a,b]	560,000	2,243,273
Amerisur Resources PLC[a,b]	2,703,120	958,594

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Amlin PLC	1,489,600	$14,135,955
AO World PLC[a,b]	510,720	1,101,174
Arrow Global Group PLC	462,000	1,461,424
Ashmore Group PLC[b]	935,200	2,907,866
ASOS PLC[a,b]	145,040	6,388,204
Avanti Communications Group PLC[a,b]	422,950	736,444
AVEVA Group PLC	205,520	3,880,266
Balfour Beatty PLC[a]	1,911,840	6,798,847
BBA Aviation PLC	3,393,040	7,835,609
Beazley PLC	1,425,689	7,583,775
Bellway PLC	371,840	14,652,702
Berendsen PLC	613,200	9,463,688
Berkeley Group Holdings PLC	344,400	17,269,586
Betfair Group PLC	206,736	12,859,233
BGEO Group PLC	103,040	2,594,380
Big Yellow Group PLC	301,840	3,286,128
Bodycote PLC	677,600	5,262,437
boohoo.com PLC[a]	1,101,520	625,002
Booker Group PLC	4,372,480	10,295,923
Bovis Homes Group PLC	439,040	5,832,319
Brammer PLC	245,840	589,344
Brewin Dolphin Holdings PLC	671,440	2,652,539
Britvic PLC	756,000	7,742,627
BTG PLC[a]	1,106,657	9,191,138
Bwin Party Digital Entertainment PLC	2,141,440	3,766,665
Cable & Wireless Communications PLC	7,843,942	7,655,123
Cairn Energy PLC[a]	1,735,613	3,500,917
Cape PLC	367,920	1,172,958
Capital & Counties Properties PLC	2,419,760	12,682,828
Card Factory PLC	681,520	3,372,943
Carillion PLC[b]	1,294,720	5,056,051
Centamin PLC	3,141,600	3,023,640
Chemring Group PLC	794,123	1,886,826
Chesnara PLC	224,785	1,038,678
Cineworld Group PLC	585,200	4,192,037
Clinigen Healthcare Ltd.[a]	178,080	1,606,577
Close Brothers Group PLC	465,360	8,508,859
Costain Group PLC	201,040	1,003,817
Countrywide PLC	623,280	3,103,271
Crest Nicholson Holdings PLC	573,440	4,636,521
CVS Group PLC	59,920	677,422

Security	Shares	Value
Daily Mail & General Trust PLC Class A NVS	809,760	$7,759,094
Dairy Crest Group PLC	610,400	5,645,358
Dart Group PLC	456,400	3,583,378
DCC PLC	254,240	19,492,563
De La Rue PLC	407,393	2,571,597
Debenhams PLC	3,874,080	4,308,380
Derwent London PLC	274,960	12,633,097
Devro PLC	811,539	3,441,993
Dialight PLC[b]	106,960	685,787
Dignity PLC	120,400	4,001,549
Diploma PLC	307,440	2,906,631
Domino’s Pizza Group PLC	447,440	6,248,559
Drax Group PLC	1,136,800	4,070,078
DS Smith PLC	2,455,600	12,738,314
Dunelm Group PLC	217,280	2,699,934
Electrocomponents PLC	1,546,160	4,586,040
Elementis PLC	1,396,080	4,263,671
Enterprise Inns PLC[a]	1,757,321	2,293,339
Entertainment One Ltd.	745,360	1,591,226
Essentra PLC	724,640	7,544,800
esure Group PLC	803,040	2,859,172
Evraz PLC[a]	1,020,320	902,407
Faroe Petroleum PLC[a,b]	722,960	546,089
Fenner PLC	510,160	767,082
Ferrexpo PLC	684,750	169,981
Fevertree Drinks PLC	143,360	1,338,084
FirstGroup PLC[a]	3,619,840	4,775,311
Foxtons Group PLC	725,760	1,737,265
Galliford Try PLC	174,160	3,668,633
GAME Digital PLC	111,100	165,081
Gem Diamonds Ltd.	408,505	683,768
Genus PLC	179,200	3,652,785
Globo PLC[a]	1,080,378	15
Go-Ahead Group PLC	152,931	5,312,680
Grafton Group PLC	760,480	7,594,336
Grainger PLC	1,030,400	3,370,501
Great Portland Estates PLC	927,360	10,083,003
Greencore Group PLC	1,367,520	7,542,048
Greene King PLC	962,845	12,025,831
Greggs PLC	370,877	5,481,848
Gulf Keystone Petroleum Ltd.[a,b]	3,234,000	561,960
GVC Holdings PLC[b]	267,120	1,652,046
GW Pharmaceuticals PLC[a,b]	586,880	2,464,168
Halfords Group PLC	672,709	3,617,515

98	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Halma PLC	1,248,500	$14,814,393
Hansteen Holdings PLC[b]	1,454,880	2,294,887
Hays PLC	4,355,120	7,845,727
Helical Bar PLC	22,400	128,448
Henderson Group PLC	3,552,450	13,887,899
Hikma Pharmaceuticals PLC	411,600	11,782,186
Hiscox Ltd.	925,272	13,019,984
Hochschild Mining PLC[a]	954,000	636,027
Home Retail Group PLC	2,290,400	4,441,291
Homeserve PLC	894,915	5,150,106
Howden Joinery Group PLC	1,918,560	13,634,602
Hunting PLC	349,440	1,518,022
IG Group Holdings PLC	1,195,040	12,425,555
Imagination Technologies Group PLC[a,b]	684,880	1,292,098
Inchcape PLC	1,249,360	12,715,659
Indivior PLC	1,890,000	4,050,938
Informa PLC	1,874,880	16,914,531
Intermediate Capital Group PLC	962,080	7,942,615
International Personal Finance PLC	730,800	2,496,229
Interserve PLC	573,440	3,793,813
iomart Group PLC	175,840	598,630
ITE Group PLC	747,935	1,480,019
J D Wetherspoon PLC	414,960	3,984,963
Jimmy Choo PLC[a]	86,350	170,258
John Laing Group PLC[c]	35,458	103,109
John Menzies PLC	167,705	974,158
John Wood Group PLC	981,120	8,948,752
Jupiter Fund Management PLC	980,560	5,777,900
Just Eat PLC[a,b]	1,294,239	6,855,169
Just Retirement Group PLC	514,746	1,080,648
Kainos Group PLC	222,880	701,074
Kcom Group PLC	1,332,946	2,193,309
Keller Group PLC	202,160	2,350,031
Kier Group PLC	201,600	3,811,975
Ladbrokes PLC	2,565,360	4,628,761
Laird PLC	834,609	4,202,820
Lancashire Holdings Ltd.[b]	490,560	4,331,725
LondonMetric Property PLC	1,923,040	4,416,361
Lookers PLC	217,280	486,974
Majestic Wine PLC[a,b]	246,960	1,250,617
Man Group PLC	4,821,040	11,119,638
Marston’s PLC	2,656,640	5,942,836
Michael Page International PLC	979,579	5,645,672

Security	Shares	Value
Micro Focus International PLC	441,280	$8,675,746
Mitchells & Butlers PLC	693,280	2,850,928
Mitie Group PLC	808,640	3,241,580
Moneysupermarket.com Group PLC	1,135,680	5,451,496
Morgan Advanced Materials PLC	1,112,773	3,363,717
Mothercare PLC[a,b]	516,511	1,534,946
N Brown Group PLC	390,320	1,719,696
Nanoco Group PLC[a,b]	359,150	229,254
National Express Group PLC	1,454,320	6,240,433
NewRiver Retail Ltd.	673,750	3,220,758
Northgate PLC	329,280	1,560,060
Ocado Group PLC[a,b]	1,359,874	5,094,440
OneSavings Bank PLC	156,240	678,620
Ophir Energy PLC[a]	1,827,002	2,311,709
Oxford Instruments PLC	168,000	1,738,457
P2P Global Investments PLC Class Ca	115,457	1,524,752
Paragon Group of Companies PLC (The)	992,880	4,444,912
Partnership Assurance Group PLC	585,200	1,021,031
Paysafe Group PLC[a]	1,308,720	7,434,960
Pennon Group PLC	1,153,600	14,481,978
Petra Diamonds Ltd.	1,209,040	1,517,796
Pets at Home Group PLC	549,920	2,004,758
Phoenix Group Holdings	482,720	5,919,563
Playtech PLC	593,659	6,471,580
Poundland Group PLC	555,520	1,118,179
Premier Farnell PLC	1,431,360	2,045,612
Premier Foods PLC[a]	2,367,120	1,250,766
Premier Oil PLC[a]	2,246,160	605,374
Primary Health Properties PLC	1,877,120	2,842,427
Puretech Health PLC[a]	165,760	348,581
PZ Cussons PLC	333,200	1,255,816
QinetiQ Group PLC	2,250,119	7,414,537
Redcentric PLC	112,000	293,516
Redde PLC	549,360	1,398,785
Redefine International PLC/Isle of Man	1,720,880	1,159,507
Redrow PLC	793,520	4,998,826
Regus PLC	2,162,337	9,069,933
Renishaw PLC	96,880	2,490,128
Rentokil Initial PLC	5,580,400	12,404,055

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Restaurant Group PLC (The)	706,160	$5,338,997
Rightmove PLC	298,480	16,863,779
Rotork PLC	2,307,200	5,599,698
RPC Group PLC	872,956	9,287,161
RPS Group PLC	541,520	1,399,946
SafeCharge International Group Ltd.	96,034	329,663
Safestore Holdings PLC	399,840	1,940,299
Savills PLC	318,080	3,406,534
Scapa Group PLC	221,760	618,910
Schroder REIT Ltd.	23,132	19,031
Senior PLC	1,017,520	3,160,941
Serco Group PLC[a]	3,136,767	3,797,652
Shaftesbury PLC	937,440	11,163,324
Shanks Group PLC	1,067,920	1,344,425
Shawbrook Group PLC[a,c]	206,080	876,097
SIG PLC	2,086,560	3,977,952
Sirius Minerals PLC[a]	4,743,200	857,849
Skyepharma PLC[a]	84,150	471,499
Sophos Group PLC[c]	233,520	797,977
Spectris PLC	334,320	7,502,365
Speedy Hire PLC	1,655,360	962,733
Spirax-Sarco Engineering PLC	198,800	8,606,573
Spire Healthcare Group PLC[c]	746,005	3,420,129
Spirent Communications PLC	2,207,520	2,317,212
SSP Group PLC	1,108,800	4,507,739
ST Modwen Properties PLC	519,680	2,866,102
Stagecoach Group PLC	1,381,520	5,445,968
Stobart Group Ltd.	656,320	954,265
Stock Spirits Group PLC	718,480	1,355,488
SuperGroup PLC	144,480	3,014,739
SVG Capital PLC[a]	459,116	3,196,365
Synthomer PLC	685,440	2,851,746
TalkTalk Telecom Group PLC[b]	1,532,720	4,787,508
Ted Baker PLC	81,760	3,489,735
Telecom Plus PLC	198,800	2,848,178
Telford Homes PLC[b]	85,120	443,428
Telit Communications PLC[a,b]	294,000	847,632
Thomas Cook Group PLC[a]	4,239,760	6,423,059
Topps Tiles PLC	115,920	223,217
Tritax Big Box REIT PLC	1,746,313	3,220,289
Tritax Big Box REIT PLC New[a]	158,755	13,512
TT electronics PLC	527,520	1,193,518
Tullett Prebon PLC	857,920	4,081,682
Tullow Oil PLC[a]	2,312,750	5,629,571

Security	Shares	Value
UBM PLC	1,160,320	$8,591,671
UDG Healthcare PLC	953,686	7,088,691
Ultra Electronics Holdings PLC	269,920	7,293,893
UNITE Group PLC (The)	773,410	7,054,238
Vectura Group PLC[a]	1,593,251	3,794,585
Vedanta Resources PLC[b]	272,720	944,309
Vesuvius PLC	840,000	3,594,876
Victrex PLC	242,480	5,324,468
Virgin Money Holdings UK PLC	468,160	2,098,509
VTTI Energy Partners LP	19,250	307,038
WH Smith PLC	395,360	10,330,271
Workspace Group PLC	261,520	2,986,277
WS Atkins PLC	335,671	6,851,789
Xaar PLC	290,640	1,976,848
Xchanging PLC	671,972	1,806,299
Zeal Network SE	8,400	305,852
Zoopla Property Group PLC[b,c]	679,840	2,066,609

		1,036,208,790

TOTAL COMMON STOCKS
(Cost: $5,186,520,979)		5,151,873,862

INVESTMENT COMPANIES — 0.13%

AUSTRALIA — 0.13%
Spark Infrastructure Group	4,651,445	6,498,146

		6,498,146

TOTAL INVESTMENT COMPANIES
(Cost: $6,876,652)		6,498,146

PREFERRED STOCKS — 0.28%

GERMANY — 0.26%
Biotest AG	68,880	910,403
Draegerwerk AG & Co. KGaA	20,160	1,340,041
Jungheinrich AG	47,040	3,729,924
Sartorius AG	26,320	6,742,533
Sixt SE	21,840	807,741

		13,530,642
ITALY — 0.02%
Italmobiliare SpA	33,600	944,188

		944,188

TOTAL PREFERRED STOCKS
(Cost: $12,685,478)		14,474,830

100	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 7.72%

MONEY MARKET FUNDS — 7.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[e,f,g]	378,191,616	$378,191,616
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[e,f,g]	19,904,513	19,904,513
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[e,f]	2,644,072	2,644,072

		400,740,201

TOTAL SHORT-TERM INVESTMENTS
(Cost: $400,740,201)		400,740,201

TOTAL INVESTMENTS IN SECURITIES — 107.40%
(Cost: $5,606,823,310)		5,573,587,039
Other Assets, Less Liabilities — (7.40)%		(384,072,721)

NET ASSETS — 100.00%		$5,189,514,318

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	101

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2016

	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$2,438,179	$2,467,683	$2,478,266

Total cost of investments	$2,438,179	$2,467,683	$2,478,266

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$2,343,579	$2,201,599	$2,107,578

Total fair value of investments	2,343,579	2,201,599	2,107,578
Receivables:
Dividends and interest	—	3	—
Unrealized appreciation on forward currency contracts (Note 1)	21,465	27,744	57,171

Total Assets	2,365,044	2,229,346	2,164,749

LIABILITIES
Payables:
Investment securities purchased	9,655	11,208	22,710
Unrealized depreciation on forward currency contracts (Note 1)	7,954	9,807	20,550
Investment advisory fees (Note 2)	72	60	59

Total Liabilities	17,681	21,075	43,319

NET ASSETS	$2,347,363	$2,208,271	$2,121,430

Net assets consist of:
Paid-in capital	$2,428,524	$2,442,015	$2,434,004
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(72)	1,805	(1,386)
Undistributed net realized gain	—	12,598	22,879
Net unrealized depreciation	(81,089)	(248,147)	(334,067)

NET ASSETS	$2,347,363	$2,208,271	$2,121,430

Shares outstanding[a]	100,000	100,000	100,000

Net asset value per share	$23.47	$22.08	$21.21

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

102	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2016

	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ETF

ASSETS
Investments, at cost:
Unaffiliated	$—	$—	$5,895,116,640
Affiliated (Note 2)	4,180,028,985	7,327,152	148,208,366

Total cost of investments	$4,180,028,985	$7,327,152	$6,043,325,006

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$—	$5,436,417,292
Affiliated (Note 2)	3,711,886,824	6,896,297	148,929,758

Total fair value of investments	3,711,886,824	6,896,297	5,585,347,050
Foreign currency, at value[b]	—	—	8,753,046
Cash	—	—	63,917
Receivables:
Investment securities sold	—	—	79,246
Dividends and interest	5,894	—	6,684,451
Unrealized appreciation on forward currency contracts (Note 1)	107,336,735	253,654	—
Capital shares sold	254,994	—	—
Tax reclaims	—	—	1,825,293

Total Assets	3,819,484,447	7,149,951	5,602,753,003

LIABILITIES
Payables:
Investment securities purchased	30,835,734	56,296	11,868,354
Collateral for securities on loan (Note 1)	109,281,150	—	130,558,813
Foreign taxes (Note 1)	—	—	118
Securities related to in-kind transactions (Note 4)	—	—	54,162
Unrealized depreciation on forward currency contracts (Note 1)	40,035,183	120,444	—
Investment advisory fees (Note 2)	93,844	210	1,557,074

Total Liabilities	180,245,911	176,950	144,038,521

NET ASSETS	$3,639,238,536	$6,973,001	$5,458,714,482

Net assets consist of:
Paid-in capital	$4,047,899,706	$7,335,507	$6,018,499,825
Undistributed (distributions in excess of) net investment income	425,590	(11,056)	(3,717,300)
Accumulated net realized loss	(8,246,151)	(53,805)	(97,761,842)
Net unrealized depreciation	(400,840,609)	(297,645)	(458,306,201)

NET ASSETS	$3,639,238,536	$6,973,001	$5,458,714,482

Shares outstanding[c]	149,700,000	300,000	103,600,000

Net asset value per share	$24.31	$23.24	$52.69

[a]	Securities on loan with values of $106,870,104, $ — and $124,912,780, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $8,891,803, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	103

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2016

	iShares MSCI ACWI ex U.S. ETF	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,612,850,210	$60,115,956,618	$5,206,083,109
Affiliated (Note 2)	51,490,271	525,006,273	400,740,201

Total cost of investments	$2,664,340,481	$60,640,962,891	$5,606,823,310

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,170,191,737	$55,464,244,558	$5,172,846,838
Affiliated (Note 2)	51,490,271	525,006,273	400,740,201

Total fair value of investments	2,221,682,008	55,989,250,831	5,573,587,039
Foreign currency, at value[b]	3,542,838	162,211,466	7,930,137
Cash	86,431	—	—
Foreign currency pledged to broker, at value[b]	—	40,085,825	—
Receivables:
Investment securities sold	3,304,384	2,889,917	44,843
Due from custodian (Note 4)	—	—	161,330
Dividends and interest	3,840,724	59,928,031	6,435,100
Futures variation margin	—	1,867,793	—
Tax reclaims	1,217,740	55,473,737	1,789,076
Foreign withholding tax claims (Note 9)	—	44,476,192	—

Total Assets	2,233,674,125	56,356,183,792	5,589,947,525

LIABILITIES
Payables:
Investment securities purchased	—	—	557,777
Collateral for securities on loan (Note 1)	51,360,220	510,982,473	398,096,129
Capital shares redeemed	4,062,934	—	—
Futures variation margin	—	11,632,325	—
Foreign taxes (Note 1)	169	—	—
Securities related to in-kind transactions (Note 4)	184,137	—	—
Professional fees (Note 9)	—	5,914,983	—
Investment advisory fees (Note 2)	706,278	15,552,302	1,779,301

Total Liabilities	56,313,738	544,082,083	400,433,207

NET ASSETS	$2,177,360,387	$55,812,101,709	$5,189,514,318

Net assets consist of:
Paid-in capital	$2,720,108,835	$67,552,504,834	$5,318,108,623
Distributions in excess of net investment income	(1,035,780)	(44,482,088)	(36,748,123)
Accumulated net realized loss	(98,857,107)	(7,025,747,398)	(58,333,828)
Net unrealized depreciation	(442,855,561)	(4,670,173,639)	(33,512,354)

NET ASSETS	$2,177,360,387	$55,812,101,709	$5,189,514,318

Shares outstanding[c]	58,600,000	1,016,400,000	112,000,000

Net asset value per share	$37.16	$54.91	$46.33

[a]	Securities on loan with values of $48,258,826, $478,355,066 and $373,034,224, respectively. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $3,557,249, $205,120,560 and $7,959,739, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

104	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2016

	iShares Adaptive Currency Hedged MSCI EAFE ETF[a]	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$—	$29,527	$17,285
Interest — affiliated (Note 2)	—	3	2

Total investment income	—	29,530	17,287

EXPENSES
Investment advisory fees (Note 2)	621	4,466	4,349

Total expenses	621	4,466	4,349
Less investment advisory fees waived (Note 2)	(549)	(4,110)	(4,004)

Net expenses	72	356	345

Net investment income (loss)	(72)	29,174	16,942

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	—	(3,003)	(9,566)
Foreign currency transactions	—	48,364	99,762

Net realized gain	—	45,361	90,196

Net change in unrealized appreciation/depreciation on:
Investments	(94,600)	(290,344)	(364,079)
Forward currency contracts	13,511	(10,393)	(21,578)

Net change in unrealized appreciation/depreciation	(81,089)	(300,737)	(385,657)

Net realized and unrealized loss	(81,089)	(255,376)	(295,461)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(81,161)	$(226,202)	$(278,519)

[a]	For the period from January 5, 2016 (commencement of operations) to January 31, 2016.

See notes to financial statements.

FINANCIAL STATEMENTS	105

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2016

	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$—	$—	$63,985,332
Dividends — affiliated (Note 2)	28,905,665	84,545	177,914
Interest — unaffiliated	—	—	(2,652)
Interest — affiliated (Note 2)	1,009	1	4,093
Securities lending income — affiliated — net (Note 2)	66,924	—	632,447

	28,973,598	84,546	64,797,134
Less: Other foreign taxes (Note 1)	—	—	(107,708)

Total investment income	28,973,598	84,546	64,689,426

EXPENSES
Investment advisory fees (Note 2)	5,880,838	18,298	10,032,267

Total expenses	5,880,838	18,298	10,032,267
Less investment advisory fees waived (Note 2)	(5,364,239)	(17,045)	—

Net expenses	516,599	1,253	10,032,267

Net investment income	28,456,999	83,293	54,657,159

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	—	(32,899,150)
Investments — affiliated (Note 2)	(21,237,004)	(8,908)	—
In-kind redemptions — unaffiliated	—	—	105,094,207
In-kind redemptions — affiliated (Note 2)	(568,840)	(100,730)	431,044
Foreign currency transactions	67,851,809	142,910	(500,322)

Net realized gain	46,045,965	33,272	72,125,779

Net change in unrealized appreciation/depreciation on:
Investments	(474,049,103)	(464,920)	(857,680,281)
Forward currency contracts	23,253,421	86,407	—
Translation of assets and liabilities in foreign currencies	—	—	(188,866)

Net change in unrealized appreciation/depreciation	(450,795,682)	(378,513)	(857,869,147)

Net realized and unrealized loss	(404,749,717)	(345,241)	(785,743,368)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(376,292,718)	$(261,948)	$(731,086,209)

[a]	Net of foreign withholding tax of $ —, $ — and $2,296,451, respectively.

See notes to financial statements.

106	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2016

	iShares MSCI ACWI ex U.S. ETF	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$22,979,925	$578,109,668	$43,074,332
Interest — affiliated (Note 2)	1,089	20,260	1,602
Securities lending income — affiliated — net (Note 2)	352,097	5,247,400	5,736,059
Miscellaneous income	—	1,069,831	—
Foreign withholding tax claims (Note 9)	—	23,429,639	—

	23,333,111	607,876,798	48,811,993
Less: Other foreign taxes (Note 1)	(68,611)	—	—

Total investment income	23,264,500	607,876,798	48,811,993

EXPENSES
Investment advisory fees (Note 2)	3,739,575	94,137,840	10,311,335
Professional fees (Note 9)	—	2,449,881	—

Total expenses	3,739,575	96,587,721	10,311,335

Net investment income	19,524,925	511,289,077	38,500,658

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(53,130,628)	(492,165,014)	2,113,582
In-kind redemptions — unaffiliated	43,827,225	134,395,533	—
Futures contracts	—	(23,735,824)	—
Foreign currency transactions	(490,869)	(10,326,711)	(871,281)

Net realized gain (loss)	(9,794,272)	(391,832,016)	1,242,301

Net change in unrealized appreciation/depreciation on:
Investments	(415,746,141)	(9,349,799,810)	(542,521,169)
Futures contracts	—	(13,897,398)	—
Translation of assets and liabilities in foreign currencies	(92,129)	(5,597,134)	(205,451)

Net change in unrealized appreciation/depreciation	(415,838,270)	(9,369,294,342)	(542,726,620)

Net realized and unrealized loss	(425,632,542)	(9,761,126,358)	(541,484,319)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(406,107,617)	$(9,249,837,281)	$(502,983,661)

[a]	Net of foreign withholding tax of $1,841,858, $33,742,692 and $2,188,550, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	107

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF
	Period from January 5, 2016[a] to January 31, 2016 (Unaudited)	Six months ended January 31, 2016 (Unaudited)	Period from June 29, 2015[a] to July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(72)	$29,174	$(92)
Net realized gain	—	45,361	—
Net change in unrealized appreciation/depreciation	(81,089)	(300,737)	52,590

Net increase (decrease) in net assets resulting from operations	(81,161)	(226,202)	52,498

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(27,369)	—
From net realized gain	—	(32,671)	—

Total distributions to shareholders	—	(60,040)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,428,524	—	2,442,015

Net increase in net assets from capital share transactions	2,428,524	—	2,442,015

INCREASE (DECREASE) IN NET ASSETS	2,347,363	(286,242)	2,494,513

NET ASSETS
Beginning of period	—	2,494,513	—

End of period	$2,347,363	$2,208,271	$2,494,513

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(72)	$1,805	$—

SHARES ISSUED
Shares sold	100,000	—	100,000

Net increase in shares outstanding	100,000	—	100,000

[a]	Commencement of operations.

See notes to financial statements.

108	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI ACWI ex U.S. ETF		iShares Currency Hedged MSCI EAFE ETF
	Six months ended January 31, 2016 (Unaudited)	Period from June 29, 2015[a] to July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$16,942	$(98)	$28,456,999	$46,344,132
Net realized gain	90,196	—	46,045,965	2,943,948
Net change in unrealized appreciation/depreciation	(385,657)	51,590	(450,795,682)	49,810,905

Net increase (decrease) in net assets resulting from operations	(278,519)	51,492	(376,292,718)	99,098,985

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,328)	—	(28,031,409)	(46,344,132)
From net realized gain	(67,219)	—	(28,573,712)	(249,806)

Total distributions to shareholders	(85,547)	—	(56,605,121)	(46,593,938)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	2,434,004	1,333,239,276	3,171,798,665
Cost of shares redeemed	—	—	(160,263,884)	(327,619,942)

Net increase in net assets from capital share transactions	—	2,434,004	1,172,975,392	2,844,178,723

INCREASE (DECREASE) IN NET ASSETS	(364,066)	2,485,496	740,077,553	2,896,683,770

NET ASSETS
Beginning of period	2,485,496	—	2,899,160,983	2,477,213

End of period	$2,121,430	$2,485,496	$3,639,238,536	$2,899,160,983

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,386)	$—	$425,590	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	100,000	52,200,000	115,600,000
Shares redeemed	—	—	(6,550,000)	(11,650,000)

Net increase in shares outstanding	—	100,000	45,650,000	103,950,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	109

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI EAFE Small-Cap ETF		iShares MSCI ACWI ETF
	Six months ended January 31, 2016 (Unaudited)	Period from June 29, 2015[a] to July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$83,293	$(105)	$54,657,159	$137,463,704
Net realized gain	33,272	—	72,125,779	549,787,307
Net change in unrealized appreciation/depreciation	(378,513)	80,868	(857,869,147)	(549,482,745)

Net increase (decrease) in net assets resulting from operations	(261,948)	80,763	(731,086,209)	137,768,266

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(94,349)	—	(77,622,966)	(140,575,067)
From net realized gain	(86,972)	—	—	—

Total distributions to shareholders	(181,321)	—	(77,622,966)	(140,575,067)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,402,747	2,436,647	303,180,138	2,779,136,134
Cost of shares redeemed	(3,503,887)	—	(555,830,689)	(2,078,731,618)

Net increase (decrease) in net assets from capital share transactions	4,898,860	2,436,647	(252,650,551)	700,404,516

INCREASE (DECREASE) IN NET ASSETS	4,455,591	2,517,410	(1,061,359,726)	697,597,715

NET ASSETS
Beginning of period	2,517,410	—	6,520,074,208	5,822,476,493

End of period	$6,973,001	$2,517,410	$5,458,714,482	$6,520,074,208

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(11,056)	$—	$(3,717,300)	$19,248,507

SHARES ISSUED AND REDEEMED
Shares sold	350,000	100,000	5,400,000	46,000,000
Shares redeemed	(150,000)	—	(10,400,000)	(35,200,000)

Net increase (decrease) in shares outstanding	200,000	100,000	(5,000,000)	10,800,000

[a]	Commencement of operations.

See notes to financial statements.

110	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex U.S. ETF		iShares MSCI EAFE ETF
	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,524,925	$47,064,890	$511,289,077	$1,595,344,466
Net realized gain (loss)	(9,794,272)	37,730,770	(391,832,016)	552,409,948
Net change in unrealized appreciation/depreciation	(415,838,270)	(174,281,169)	(9,369,294,342)	(2,332,881,975)

Net decrease in net assets resulting from operations	(406,107,617)	(89,485,509)	(9,249,837,281)	(185,127,561)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,766,816)	(49,930,046)	(509,985,749)	(1,551,620,270)

Total distributions to shareholders	(20,766,816)	(49,930,046)	(509,985,749)	(1,551,620,270)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,164,765,375	691,973,697	4,548,010,808	11,095,034,588
Cost of shares redeemed	(583,941,208)	(305,414,491)	(435,259,653)	(3,001,320,867)

Net increase in net assets from capital share transactions	580,824,167	386,559,206	4,112,751,155	8,093,713,721

INCREASE (DECREASE) IN NET ASSETS	153,949,734	247,143,651	(5,647,071,875)	6,356,965,890

NET ASSETS
Beginning of period	2,023,410,653	1,776,267,002	61,459,173,584	55,102,207,694

End of period	$2,177,360,387	$2,023,410,653	$55,812,101,709	$61,459,173,584

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,035,780)	$206,111	$(44,482,088)	$(45,785,416)

SHARES ISSUED AND REDEEMED
Shares sold	28,800,000	15,400,000	76,800,000	171,000,000
Shares redeemed	(16,000,000)	(7,000,000)	(7,200,000)	(48,000,000)

Net increase in shares outstanding	12,800,000	8,400,000	69,600,000	123,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	111

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Small-Cap ETF
	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$38,500,658	$91,711,176
Net realized gain	1,242,301	74,089,778
Net change in unrealized appreciation/depreciation	(542,726,620)	(44,746,747)

Net increase (decrease) in net assets resulting from operations	(502,983,661)	121,054,207

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(46,164,200)	(106,231,273)

Total distributions to shareholders	(46,164,200)	(106,231,273)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	553,713,516	1,391,146,448
Cost of shares redeemed	—	(264,636,213)

Net increase in net assets from capital share transactions	553,713,516	1,126,510,235

INCREASE IN NET ASSETS	4,565,655	1,141,333,169

NET ASSETS
Beginning of period	5,184,948,663	4,043,615,494

End of period	$5,189,514,318	$5,184,948,663

Distributions in excess of net investment income included in net assets at end of period	$(36,748,123)	$(29,084,581)

SHARES ISSUED AND REDEEMED
Shares sold	11,200,000	27,600,000
Shares redeemed	—	(5,400,000)

Net increase in shares outstanding	11,200,000	22,200,000

See notes to financial statements.

112	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Adaptive Currency Hedged MSCI EAFE ETF

Period from Jan. 5, 2016[a] to Jan. 31, 2016
Net asset value, beginning of period	$24.29

Income from investment operations:
Net investment loss[b]	(0.00)[c]
Net realized and unrealized loss[d]	(0.82)

Total from investment operations	(0.82)

Net asset value, end of period	$23.47

Total return	(3.38)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,347
Ratio of expenses to average net assets[f,g]	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.38%
Ratio of net investment loss to average net assets[g]	(0.04)%
Portfolio turnover rate[h,i]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund which the Fund is invested. The ratio does not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See page 120 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI ACWI ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Period from Jun. 29, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$24.95	$24.42

Income from investment operations:
Net investment income (loss)[b]	0.29	(0.00)[c]
Net realized and unrealized gain (loss)[d]	(2.56)	0.53

Total from investment operations	(2.27)	0.53

Less distributions from:
Net investment income	(0.27)	—
Net realized gain	(0.33)	—

Total distributions	(0.60)	—

Net asset value, end of period	$22.08	$24.95

Total return	(9.21)%[e]	2.13%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,208	$2,495
Ratio of expenses to average net assets[f,g]	0.03%	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.38%	0.38%
Ratio of net investment income (loss) to average net assets[g]	2.48%	(0.04)%
Portfolio turnover rate[h,i]	3%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 118 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

114	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI ACWI ex U.S. ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Period from Jun. 29, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$24.85	$24.34

Income from investment operations:
Net investment income (loss)[b]	0.17	(0.00)[c]
Net realized and unrealized gain (loss)[d]	(2.95)	0.51

Total from investment operations	(2.78)	0.51

Less distributions from:
Net investment income	(0.19)	—
Net realized gain	(0.67)	—

Total distributions	(0.86)	—

Net asset value, end of period	$21.21	$24.85

Total return	(11.44)%[e]	2.10%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,121	$2,485
Ratio of expenses to average net assets[f,g]	0.03%	0.05%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.38%	0.38%
Ratio of net investment income (loss) to average net assets[g]	1.48%	(0.05)%
Portfolio turnover rate[h,i]	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 119 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	115

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI EAFE ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Period from Jan. 31, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$27.86	$24.77	$23.74

Income from investment operations:
Net investment income[b]	0.24	1.16	0.62
Net realized and unrealized gain (loss)[c]	(3.35)	2.63	1.02

Total from investment operations	(3.11)	3.79	1.64

Less distributions from:
Net investment income	(0.20)	(0.63)	(0.61)
Net realized gain	(0.24)	(0.07)	—
Return of capital	—	—	(0.00)[d]

Total distributions	(0.44)	(0.70)	(0.61)

Net asset value, end of period	$24.31	$27.86	$24.77

Total return	(11.27)%[e]	15.42%	6.86%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,639,239	$2,899,161	$2,477
Ratio of expenses to average net assets[f,g]	0.03%	0.05%	0.06%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.38%	0.39%	0.39%
Ratio of net investment income to average net assets[g]	1.84%	4.16%	4.94%
Portfolio turnover rate[h,i]	5%	16%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 120 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

116	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI EAFE Small-Cap ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Period from Jun. 29, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$25.17	$24.37

Income from investment operations:
Net investment income (loss)[b]	0.24	(0.00)[c]
Net realized and unrealized gain (loss)[d]	(1.74)	0.80

Total from investment operations	(1.50)	0.80

Less distributions from:
Net investment income	(0.24)	—
Net realized gain	(0.19)	—

Total distributions	(0.43)	—

Net asset value, end of period	$23.24	$25.17

Total return	(6.05)%[e]	3.28%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,973	$2,517
Ratio of expenses to average net assets[f,g]	0.03%	0.05%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.43%	0.43%
Ratio of net investment income (loss) to average net assets[g]	1.96%	(0.05)%
Portfolio turnover rate[h,i]	6%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 121 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	117

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$60.04	$59.53	$52.33	$44.40	$47.15	$40.94

Income from investment operations:
Net investment income[a]	0.50	1.25	1.40	1.16	1.10	1.02
Net realized and unrealized gain (loss)[b]	(7.14)	0.47	7.09	7.88	(2.80)	6.20

Total from investment operations	(6.64)	1.72	8.49	9.04	(1.70)	7.22

Less distributions from:
Net investment income	(0.71)	(1.21)	(1.29)	(1.11)	(1.05)	(1.01)

Total distributions	(0.71)	(1.21)	(1.29)	(1.11)	(1.05)	(1.01)

Net asset value, end of period	$52.69	$60.04	$59.53	$52.33	$44.40	$47.15

Total return	(11.11)%[c]	2.91%	16.29%	20.54%	(3.47)%	17.68%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,458,714	$6,520,074	$5,822,476	$4,049,961	$2,699,465	$2,032,099
Ratio of expenses to average net assets[d]	0.33%	0.33%	0.33%	0.34%	0.34%	0.34%
Ratio of net investment income to average net assets[d]	1.78%	2.09%	2.46%	2.34%	2.53%	2.20%
Portfolio turnover rate[e]	2%	6%	5%	6%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2016, the years ended July 31, 2015, July 31, 2014 and July 31, 2013 were 2%, 5%, 5% and 5%, respectively. See Note 4.

See notes to financial statements.

118	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$44.18	$47.49	$42.46	$37.35	$43.97	$38.84

Income from investment operations:
Net investment income[a]	0.34	1.15	1.38	1.15	1.16	1.17
Net realized and unrealized gain (loss)[b]	(7.05)	(3.31)	5.12	5.05	(6.59)	5.08

Total from investment operations	(6.71)	(2.16)	6.50	6.20	(5.43)	6.25

Less distributions from:
Net investment income	(0.31)	(1.15)	(1.47)	(1.09)	(1.19)	(1.12)

Total distributions	(0.31)	(1.15)	(1.47)	(1.09)	(1.19)	(1.12)

Net asset value, end of period	$37.16	$44.18	$47.49	$42.46	$37.35	$43.97

Total return	(15.25)%[c]	(4.54)%	15.42%	16.74%	(12.24)%	16.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,177,360	$2,023,411	$1,776,267	$1,604,870	$986,147	$984,995
Ratio of expenses to average net assets[d]	0.33%	0.33%	0.33%	0.34%	0.34%	0.34%
Ratio of net investment income to average net assets[d]	1.70%	2.55%	3.00%	2.76%	3.04%	2.68%
Portfolio turnover rate[e]	5%	6%	8%	7%	9%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31,2016, the years ended July 31, 2015, July 31, 2014 and July 31, 2013 were 3%, 4%, 6% and 6%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	119

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$64.91	$66.89	$60.17	$50.29	$58.87	$51.76

Income from investment operations:
Net investment income[a]	0.53 [b]	1.83 [b]	2.29	1.68	1.70	1.66
Net realized and unrealized gain (loss)[c]	(10.02)	(2.11)	6.66	9.96	(8.56)	7.13

Total from investment operations	(9.49)	(0.28)	8.95	11.64	(6.86)	8.79

Less distributions from:
Net investment income	(0.51)	(1.70)	(2.23)	(1.76)	(1.72)	(1.68)

Total distributions	(0.51)	(1.70)	(2.23)	(1.76)	(1.72)	(1.68)

Net asset value, end of period	$54.91	$64.91	$66.89	$60.17	$50.29	$58.87

Total return	(14.62)%[b,d]	(0.41)%[b]	14.89%	23.39%	(11.54)%	17.04%

Ratios/Supplemental data:
Net assets, end of period (000s)	$55,812,102	$61,459,174	$55,102,208	$42,058,837	$34,426,719	$38,957,382
Ratio of expenses to average net assets[e]	0.33%	0.34%	0.33%	0.34%	0.34%	0.34%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 9)[e]	0.33%	0.33%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.77%[b]	2.84%[b]	3.47%	2.95%	3.32%	2.86%
Portfolio turnover rate[f]	1%	2%	5%	3%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 9), which resulted in the following increases for the six months ended January 31, 2016 and the year ended July 31, 2015:
•	Net investment income per share by $0.02 and $0.06, respectively.
•	Total return by 0.04% and 0.07%, respectively.
•	Ratio of net investment income to average net assets by 0.07% and 0.08%, respectively.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

120	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small-Cap ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$51.44	$51.45	$44.67	$35.98	$42.77	$35.67

Income from investment operations:
Net investment income[a]	0.37	1.12	1.09	1.05	1.04	1.02
Net realized and unrealized gain (loss)[b]	(5.05)	0.11	6.93	8.96	(6.67)	7.56

Total from investment operations	(4.68)	1.23	8.02	10.01	(5.63)	8.58

Less distributions from:
Net investment income	(0.43)	(1.24)	(1.24)	(1.32)	(1.16)	(1.48)

Total distributions	(0.43)	(1.24)	(1.24)	(1.32)	(1.16)	(1.48)

Net asset value, end of period	$46.33	$51.44	$51.45	$44.67	$35.98	$42.77

Total return	(9.15)%[c]	2.55%	18.03%	28.21%	(13.06)%	24.21%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,189,514	$5,184,949	$4,043,615	$2,179,747	$1,388,891	$1,548,384
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	1.50%	2.26%	2.15%	2.53%	2.81%	2.46%
Portfolio turnover rate[e]	9%	13%	17%	12%	16%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	121

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Adaptive Currency Hedged MSCI EAFE[a]	Non-diversified
Currency Hedged MSCI ACWI	Non-diversified
Currency Hedged MSCI ACWI ex U.S.	Non-diversified
Currency Hedged MSCI EAFE	Non-diversified
Currency Hedged MSCI EAFE Small-Cap	Non-diversified

iShares ETF	Diversification Classification
MSCI ACWI	Diversified
MSCI ACWI ex U.S.	Diversified
MSCI EAFE	Diversified
MSCI EAFE Small-Cap	Diversified

[a]	The Fund commenced operations on January 5, 2016.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently each currency hedged fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the currency hedged funds.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

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to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

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iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Adaptive Currency Hedged MSCI EAFE
Investments:
Assets:
Exchange-Traded Funds	$2,342,255	$—	$—	$2,342,255
Money Market Funds	1,324	—	—	1,324

Total	$2,343,579	$—	$—	$2,343,579

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$21,465	$—	$21,465
Liabilities:
Forward Currency Contracts	—	(7,954)	—	(7,954)

Total	$—	$13,511	$—	$13,511

Currency Hedged MSCI ACWI
Investments:
Assets:
Exchange-Traded Funds	$2,200,456	$—	$—	$2,200,456
Money Market Funds	1,143	—	—	1,143

Total	$2,201,599	$—	$—	$2,201,599

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$27,744	$—	$27,744
Liabilities:
Forward Currency Contracts	—	(9,807)	—	(9,807)

Total	$—	$17,937	$—	$17,937

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iShares ETF	Level 1	Level 2	Level 3	Total
Currency Hedged MSCI ACWI ex U.S.
Investments:
Assets:
Exchange-Traded Funds	$2,106,707	$—	$—	$2,106,707
Money Market Funds	871	—	—	871

Total	$2,107,578	$—	$—	$2,107,578

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$57,171	$—	$57,171
Liabilities:
Forward Currency Contracts	—	(20,550)	—	(20,550)

Total	$—	$36,621	$—	$36,621

Currency Hedged MSCI EAFE
Investments:
Assets:
Exchange-Traded Funds	$3,600,704,373	$—	$—	$3,600,704,373
Money Market Funds	111,182,451	—	—	111,182,451

Total	$3,711,886,824	$—	$—	$3,711,886,824

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$107,336,735	$—	$107,336,735
Liabilities:
Forward Currency Contracts	—	(40,035,183)	—	(40,035,183)

Total	$—	$67,301,552	$—	$67,301,552

Currency Hedged MSCI EAFE Small-Cap
Investments:
Assets:
Exchange-Traded Funds	$6,892,955	$—	$—	$6,892,955
Money Market Funds	3,342	—	—	3,342

Total	$6,896,297	$—	$—	$6,896,297

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$253,654	$—	$253,654
Liabilities:
Forward Currency Contracts	—	(120,444)	—	(120,444)

Total	$—	$133,210	$—	$133,210

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iShares ETF	Level 1	Level 2	Level 3		Total

MSCI ACWI
Investments:
Assets:
Common Stocks	$5,425,615,051	$3,033,030	$0	[b]	$5,428,648,081
Preferred Stocks	21,191,477	—	—		21,191,477
Rights	40,709	124,404	—		165,113
Money Market Funds	135,342,379	—	—		135,342,379

Total	$5,582,189,616	$3,157,434	$0	[b]	$5,585,347,050

MSCI ACWI ex U.S.
Investments:
Assets:
Common Stocks	$2,150,403,670	$314,251	$214		$2,150,718,135
Preferred Stocks	19,123,567	—	—		19,123,567
Rights	211,298	138,737	—		350,035
Money Market Funds	51,490,271	—	—		51,490,271

Total	$2,221,228,806	$452,988	$214		$2,221,682,008

MSCI EAFE
Investments:
Assets:
Common Stocks	$55,155,376,111	$—	$69		$55,155,376,180
Preferred Stocks	300,639,249	—	—		300,639,249
Rights	4,537,569	3,691,560	—		8,229,129
Money Market Funds	525,006,273	—	—		525,006,273

Total	$55,985,559,202	$3,691,560	$69		$55,989,250,831

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$1,867,793	$—	$—		$1,867,793
Liabilities:
Futures Contracts	(11,632,325)	—	—		(11,632,325)

Total	$(9,764,532)	$—	$—		$(9,764,532)

MSCI EAFE Small-Cap
Investments:
Assets:
Common Stocks	$5,145,649,597	$6,224,233	$32		$5,151,873,862
Investment Companies	6,498,146	—	—		6,498,146
Preferred Stocks	14,474,830	—	—		14,474,830
Money Market Funds	400,740,201	—	—		400,740,201

Total	$5,567,362,774	$6,224,233	$32		$5,573,587,039

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

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SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. The iShares Adaptive Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI ACWI ETF, iShares Currency Hedged MSCI ACWI ex U.S. ETF, iShares Currency Hedged MSCI EAFE ETF and iShares Currency Hedged MSCI EAFE Small-Cap ETF have elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value

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iSHARES® TRUST

of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Currency Hedged MSCI EAFE
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	$106,870,104	$106,870,104	$—

MSCI ACWI
Barclays Capital Inc.	$1,175,379	$1,175,379	$—
BMO Capital Markets	18,988	18,988	—
BNP Paribas Prime Brokerage Inc.	4,616,454	4,616,454	—
Citigroup Global Markets Inc.	12,991,203	12,991,203	—
Credit Suisse Securities (USA) LLC	16,935,520	16,935,520	—
Deutsche Bank AG	2,182,302	2,182,302	—
Deutsche Bank Securities Inc.	1,698,440	1,698,440	—
Goldman Sachs & Co.	13,338,239	13,338,239	—

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iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
HSBC Bank PLC	$341,888	$341,888	$—
Jefferies LLC	1,328	1,328	—
JPMorgan Clearing Corp.	20,547,764	20,547,764	—
JPMorgan Securities PLC	1,617,355	1,617,355	—
Merrill Lynch, Pierce, Fenner & Smith	12,757,801	12,757,801	—
Morgan Stanley & Co. LLC	17,918,375	17,918,375	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,721,459	4,721,459	—
SG Americas Securities LLC	163,436	163,436	—
State Street Bank & Trust Company	8,566,207	8,566,207	—
UBS Securities LLC	3,830,298	3,830,298	—
Wells Fargo Securities LLC	1,490,344	1,490,344	—

	$124,912,780	$124,912,780	$—

MSCI ACWI ex U.S.
BNP Paribas Prime Brokerage Inc.	$699,507	$699,507	$—
Citigroup Global Markets Inc.	3,844,566	3,844,566	—
Credit Suisse Securities (USA) LLC	8,950,062	8,950,062	—
Deutsche Bank AG	205,712	205,712	—
Deutsche Bank Securities Inc.	640,966	640,966	—
Goldman Sachs & Co.	6,142,289	6,142,289	—
Jefferies LLC	43,394	43,394	—
JPMorgan Clearing Corp.	4,408,763	4,408,763	—
JPMorgan Securities PLC	306,065	306,065	—
Merrill Lynch, Pierce, Fenner & Smith	4,801,061	4,801,061	—
Morgan Stanley & Co. International PLC	815,569	815,569	—
Morgan Stanley & Co. LLC	14,408,085	14,408,085	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	175,732	175,732	—
Scotia Capital (USA) Inc.	80,702	80,702	—
State Street Bank & Trust Company	207,939	207,939	—
UBS Securities LLC	2,266,230	2,266,230	—
Wells Fargo Securities LLC	262,184	262,184	—

	$48,258,826	$48,258,826	$—

MSCI EAFE
Barclays Capital Inc.	$6,539,203	$6,539,203	$—
BNP Paribas Prime Brokerage Inc.	392	392	—
Citigroup Global Markets Inc.	56,793,527	56,793,527	—
Credit Suisse Securities (USA) LLC	28,337,132	28,337,132	—
Deutsche Bank Securities Inc.	1,861,947	1,861,947	—
Goldman Sachs & Co.	133,957,695	133,957,695	—
HSBC Bank PLC	1,028,413	1,028,413	—
Jefferies LLC	133,839	133,839	—
JPMorgan Clearing Corp.	32,975,731	32,975,731	—
Macquarie Capital (USA) Inc.	3,249,294	3,249,294	—
Merrill Lynch, Pierce, Fenner & Smith	19,429,484	19,429,484	—

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iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Morgan Stanley & Co. LLC	$110,837,319	$110,837,319	$—
Nomura Securities International Inc.	1,701,903	1,701,903	—
Scotia Capital (USA) Inc.	463,376	463,376	—
SEB Securities Inc.	8,975,345	8,975,345	—
SG Americas Securities LLC	5,377,522	5,377,522	—
State Street Bank & Trust Company	1,519,385	1,519,385	—
UBS Securities LLC	44,094,417	44,094,417	—
Wells Fargo Securities LLC	21,079,142	21,079,142	—

	$478,355,066	$478,355,066	$—

MSCI EAFE Small-Cap
Barclays Capital Inc.	$4,611,365	$4,611,365	$—
BMO Capital Markets	1,084,728	1,084,728	—
BNP Paribas Prime Brokerage Inc.	105,172	105,172	—
Citigroup Global Markets Inc.	18,173,800	18,173,800	—
Credit Suisse Securities (USA) LLC	42,943,911	42,943,911	—
Deutsche Bank Securities Inc.	18,873,646	18,873,646	—
Goldman Sachs & Co.	99,737,710	99,737,710	—
HSBC Bank PLC	1,279,620	1,279,620	—
Jefferies LLC	2,556,888	2,556,888	—
JPMorgan Clearing Corp.	28,421,754	28,421,754	—
Macquarie Capital (USA) Inc.	1,910,268	1,910,268	—
Merrill Lynch, Pierce, Fenner & Smith	24,717,521	24,717,521	—
Mizuho Securities USA Inc.	891,638	891,638	—
Morgan Stanley & Co. LLC	48,585,880	48,585,880	—
Nomura Securities International Inc.	5,443,251	5,443,251	—
Scotia Capital (USA) Inc.	2,510,659	2,510,659	—
SEB Securities Inc.	8,372,284	8,372,284	—
SG Americas Securities LLC	2,706,610	2,706,610	—
State Street Bank & Trust Company	9,159,597	9,159,597	—
UBS Securities LLC	50,947,922	50,947,922	—

	$373,034,224	$373,034,224	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Adaptive Currency Hedged MSCI EAFE ETF, BFA is entitled to an annual investment advisory fee of 0.38% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and

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expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, if any. BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through November 30, 2020 on assets attributable to the Fund’s investments in the iShares MSCI EAFE ETF (“EFA”) (and those assets used by the Fund to hedge the currencies in which the securities in EFA are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to EFA’s net total expense ratio after fee waiver plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI ACWI ETF, BFA is entitled to an annual investment advisory fee of 0.38% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares MSCI ACWI ETF (“ACWI”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through November 30, 2017 on assets attributable to the Fund’s investments in ACWI (and those assets used by the Fund to hedge the currencies in which the securities in ACWI are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to ACWI’s net total expense ratio after fee waiver plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI ACWI ex U.S. ETF, BFA is entitled to an annual investment advisory fee of 0.38% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares MSCI ACWI ex U.S. ETF (“ACWX”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through November 30, 2017 on assets attributable to the Fund’s investments in ACWX (and those assets used by the Fund to hedge the currencies in which the securities in ACWX are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to ACWX’s net total expense ratio after fee waiver plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI EAFE ETF, BFA is entitled to an annual investment advisory fee of 0.38% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, if any. BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through November 30, 2020 on assets attributable to the Fund’s investments in EFA (and those assets used by the Fund to hedge the currencies in which the securities in EFA are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to EFA’s net total expense ratio after fee waiver plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.43% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares MSCI EAFE Small-Cap ETF (“SCZ”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through November 30, 2017 on assets attributable to the Fund’s investments in SCZ (and those assets used by the Fund to hedge the currencies in which the securities in SCZ are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to SCZ’s net total expense ratio after fee waiver plus 0.03%.

NOTES TO FINANCIAL STATEMENTS	131

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares MSCI ACWI, iShares MSCI ACWI ex U.S. and iShares MSCI EAFE ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.350%	First $30 billion
0.320	Over $30 billion, up to and including $60 billion
0.280	Over $60 billion, up to and including $90 billion
0.252	Over $90 billion

In addition, each of the iShares MSCI ACWI and iShares MSCI ACWI ex U.S. ETFs indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for each of iShares MSCI ACWI and iShares MSCI ACWI ex U.S. ETFs through November 30, 2016 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

For its investment advisory services to the iShares MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4000%		First $12 billion
0.3800	[a]	Over $12 billion, up to and including $21 billion
0.3610	[a]	Over $21 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

132	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Currency Hedged MSCI EAFE	$23,527
MSCI ACWI	164,108
MSCI ACWI ex U.S.	85,815
MSCI EAFE	1,299,100
MSCI EAFE Small-Cap	1,330,233

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2016, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended January 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Adaptive Currency Hedged
MSCI EAFE iShares MSCI EAFE ETF	—	42,218	—	42,218	$2,342,255	$—	$—

Currency Hedged MSCI ACWI
iShares MSCI ACWI ETF	41,643	1,113	(1,128)	41,628	$2,200,456	$29,527	$(3,003)

Currency Hedged MSCI
ACWI ex U.S. iShares MSCI ACWI ex U.S. ETF	56,492	2,518	(2,696)	56,314	$2,106,707	$17,285	$(9,566)

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI EAFE
iShares MSCI EAFE ETF	44,886,565	25,437,901	(5,423,522)	64,900,944	$3,600,704,373	$28,905,665	$(21,805,844)

Currency Hedged MSCI
EAFE Small-Cap
iShares MSCI EAFE Small-Cap ETF	49,051	180,979	(82,839)	147,191	$6,892,955	$84,545	$109,638

MSCI ACWI
BlackRock Inc.	15,934	783	(1,508)	15,209	$4,779,580	$69,535	$175,269
PNC Financial Services Group Inc. (The)	106,548	5,292	(10,192)	101,648	8,807,799	108,379	255,775

					$13,587,379	$177,914	$431,044

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Adaptive Currency Hedged MSCI EAFE	$9,655	$—
Currency Hedged MSCI ACWI	61,975	64,253
Currency Hedged MSCI ACWI ex U.S.	99,782	109,597
Currency Hedged MSCI EAFE	166,163,672	156,025,674
Currency Hedged MSCI EAFE Small-Cap	464,128	467,381
MSCI ACWI	132,818,816	160,941,631
MSCI ACWI ex U.S.	185,224,214	109,206,284
MSCI EAFE	1,223,088,464	635,855,800
MSCI EAFE Small-Cap	446,267,061	441,917,321

In-kind transactions (see Note 4) for the six months ended January 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Adaptive Currency Hedged MSCI EAFE	$2,427,200	$—
Currency Hedged MSCI EAFE	1,338,877,301	160,207,660
Currency Hedged MSCI EAFE Small-Cap	8,466,053	3,519,451
MSCI ACWI	287,501,706	525,560,397
MSCI ACWI ex U.S.	1,027,336,979	524,846,326
MSCI EAFE	3,875,037,465	418,998,579
MSCI EAFE Small-Cap	538,003,141	—

134	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI EAFE ETF as of January 31, 2016 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin/Net assets consist of — net unrealized depreciation	$1,867,793	[a]

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments.

Liabilities
Equity contracts:
Variation margin/Net assets consist of — net unrealized depreciation	$11,632,325	[b]

[b]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments.

NOTES TO FINANCIAL STATEMENTS	135

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI EAFE ETF during the six months ended January 31, 2016 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$(23,735,824)	$(13,897,398)

The following table shows the average quarter-end balances of open futures contracts by the iShares MSCI EAFE ETF for the six months ended January 31, 2016:

Average value of contracts purchased	$330,660,827

6.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held as of January 31, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of — net unrealized depreciation	$21,465	$27,744	$57,171

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of — net unrealized depreciation	$107,336,735	$253,654

Liabilities
	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of — net unrealized depreciation	$7,954	$9,807	$20,550

	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of — net unrealized depreciation	$40,035,183	$120,444

The following table shows the realized and unrealized gains (losses) on forward currency contracts held during the six months ended January 31, 2016 and the related locations in the statements of operations, presented by risk exposure category:

Net Realized Gain (Loss)
	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Forward currency contracts:
Foreign currency transactions	$—	$48,364	$99,762

NOTES TO FINANCIAL STATEMENTS	137

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Forward currency contracts:
Foreign currency transactions	$67,851,809	$142,910

Net Change in Unrealized Appreciation/Depreciation
	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Forward currency contracts:
Forward currency contracts	$13,511	$(10,393)	$(21,578)

	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Forward currency contracts:
Forward currency contracts	$23,253,421	$86,407

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended January 31, 2016:

	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Average amounts purchased in U.S. dollars	$1,424,832	$1,180,057	$2,440,443
Average amounts sold in U.S. dollars	$2,565,959	$2,295,805	$4,751,777

	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Average amounts purchased in U.S. dollars	$3,794,402,544	$8,720,792
Average amounts sold in U.S. dollars	$6,969,842,878	$15,144,468

138	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset in the statements of assets and liabilities as of January 31, 2016:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
iShares Adaptive Currency Hedged MSCI EAFE ETF
Forward currency contracts	$21,465	$(7,954)	$13,511

iShares Currency Hedged MSCI ACWI ETF
Forward currency contracts	$27,744	$(9,807)	$17,937

iShares Currency Hedged MSCI ACWI ex U.S. ETF
Forward currency contracts	$57,171	$(20,550)	$36,621

iShares Currency Hedged MSCI EAFE ETF
Forward currency contracts	$107,336,735	$(40,035,183)	$67,301,552

iShares Currency Hedged MSCI EAFE Small-Cap ETF
Forward currency contracts	$253,654	$(120,444)	$133,210

NOTES TO FINANCIAL STATEMENTS	139

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
iShares Adaptive Currency Hedged MSCI EAFE ETF
Forward currency contracts	$7,954	$(7,954)	$—

iShares Currency Hedged MSCI ACWI ETF
Forward currency contracts	$9,807	$(9,807)	$—

iShares Currency Hedged MSCI ACWI ex U.S. ETF
Forward currency contracts	$20,550	$(20,550)	$—

iShares Currency Hedged MSCI EAFE ETF
Forward currency contracts	$40,035,183	$(40,035,183)	$—

iShares Currency Hedged MSCI EAFE Small-Cap ETF
Forward currency contracts	$120,444	$(120,444)	$—

7.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets, with the iShares Adaptive Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI ACWI ETF, iShares Currency Hedged MSCI ACWI ex U.S. ETF, iShares Currency Hedged MSCI EAFE ETF and iShares Currency Hedged MSCI EAFE Small-Cap ETF investing indirectly, in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such

140	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares MSCI ACWI ETF and iShares MSCI ACWI ex U.S. ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	141

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of July 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI ACWI	$88,951,757	$568,319	$5,090,715	$6,821,554	$101,432,345
MSCI ACWI ex U.S.	40,357,694	450,894	7,365,062	7,522,978	55,696,628
MSCI EAFE	1,689,430,325	587,985,426	1,597,347,728	896,354,758	4,771,118,237
MSCI EAFE Small-Cap	8,736,908	—	7,305,376	—	16,042,284

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Adaptive Currency Hedged MSCI EAFE	$2,438,179	$—	$(94,600)	$(94,600)
Currency Hedged MSCI ACWI	2,467,683	—	(266,084)	(266,084)
Currency Hedged MSCI ACWI ex U.S.	2,478,266	—	(370,688)	(370,688)
Currency Hedged MSCI EAFE	4,187,530,843	—	(475,644,019)	(475,644,019)
Currency Hedged MSCI EAFE Small-Cap	7,327,152	—	(430,855)	(430,855)
MSCI ACWI	6,076,205,124	440,697,432	(931,555,506)	(490,858,074)
MSCI ACWI ex U.S.	2,686,549,039	50,551,085	(515,418,116)	(464,867,031)
MSCI EAFE	62,489,757,290	6,657,495,064	(13,158,001,523)	(6,500,506,459)
MSCI EAFE Small-Cap	5,674,161,108	616,466,757	(717,040,826)	(100,574,069)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

9.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI EAFE ETF filed claims to recover taxes withheld on dividend income by certain jurisdictions in the European Union (the “EU”) on the basis that those jurisdictions had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund received favorable rulings in Finland and Sweden that the imposition of a withholding tax by an EU member country on dividends paid to a non-resident company, including the Fund, while exempting domestic funds from such taxes results in discriminatory tax withholding contrary to the free movement of capital. Based on these favorable rulings, the Fund has recorded a receivable for all recoverable taxes withheld by Finland and Sweden. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member country’s statute of limitation on taxes. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Fund.

142	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Internal Revenue Service has issued guidance to address U.S income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	143

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

iShares Adaptive Currency Hedged MSCI EAFE ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 1-2, 2015, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Broadridge, an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary

144	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether, in the future, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that to the extent that the Fund invests in the unhedged iShares MSCI EAFE ETF (“EFA”), Fund shareholders would benefit from breakpoints in EFA’s investment advisory fee rate as the assets of EFA, on an aggregated basis with the assets of other iShares funds, increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	145

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interests of the Fund and its shareholders to approve the Advisory Contract.

146	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI ACWI	$0.273690	$0.326710	$—	$0.600400	46%	54%	—%	100%
Currency Hedged MSCI ACWI ex U.S.	0.170130	0.672190	0.013150	0.855470	20	79	1	100
Currency Hedged MSCI EAFE	0.200942	0.236244	—	0.437186	46	54	—	100
Currency Hedged MSCI EAFE Small-Cap	0.208872	0.193272	0.027001	0.429145	49	45	6	100
MSCI ACWI	0.684314	—	0.027505	0.711819	96	—	4	100
MSCI ACWI ex U.S.	0.281706	—	0.026407	0.308113	91	—	9	100
MSCI EAFE	0.461897	—	0.046462	0.508359	91	—	9	100
MSCI EAFE Small-Cap	0.349431	—	0.076438	0.425869	82	—	18	100

SUPPLEMENTAL INFORMATION	147

Notes:

148	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	149

Notes:

150	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-703-0116

JANUARY 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core Conservative Allocation ETF | AOK | NYSE Arca
➢	iShares Core Moderate Allocation ETF | AOM | NYSE Arca
➢	iShares Core Growth Allocation ETF | AOR | NYSE Arca
➢	iShares Core Aggressive Allocation ETF | AOA | NYSE Arca
➢	iShares Morningstar Multi-Asset Income ETF | IYLD | BATS

Fund Performance Overview

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

Performance as of January 31, 2016

The iShares Core Conservative Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a conservative target risk allocation strategy, as represented by the S&P Target Risk Conservative Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -2.84%, net of fees, while the total return for the Index was -2.81%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.43)%	(2.40)%	(2.34)%	(2.43)%	(2.40)%	(2.34)%
5 Years	3.71%	3.71%	3.77%	19.96%	19.96%	20.30%
Since Inception	5.06%	5.06%	5.13%	42.99%	42.97%	43.67%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$971.60	$0.55	$1,000.00	$1,024.60	$0.56	0.11%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the Underlying Funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY ASSET CLASS

As of 1/31/16

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	59.35%
Domestic Equity	15.96
International Equity	14.30
International Fixed Income	10.39

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/16

Security	Percentage of Total Investments*

iShares Core Total USD Bond Market ETF	35.22%
iShares Core S&P 500 ETF	14.28
iShares Core U.S. Treasury Bond ETF	13.85
iShares Core International Aggregate Bond ETF	10.39
iShares Core U.S. Credit Bond ETF	10.27

TOTAL	84.01%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE MODERATE ALLOCATION ETF

Performance as of January 31, 2016

The iShares Core Moderate Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a moderate target risk allocation strategy, as represented by the S&P Target Risk Moderate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -3.96%, net of fees, while the total return for the Index was -3.92%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.83)%	(2.89)%	(2.71)%	(2.83)%	(2.89)%	(2.71)%
5 Years	4.29%	4.27%	4.38%	23.39%	23.23%	23.92%
Since Inception	5.94%	5.93%	6.04%	51.91%	51.76%	52.86%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$960.40	$0.54	$1,000.00	$1,024.60	$0.56	0.11%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the Underlying Funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY ASSET CLASS

As of 1/31/16

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	50.51%
Domestic Equity	21.28
International Equity	19.09
International Fixed Income	9.12

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/16

Security	Percentage of Total Investments*

iShares Core Total USD Bond Market ETF	29.98%
iShares Core S&P 500 ETF	19.03
iShares Core U.S. Treasury Bond ETF	11.78
iShares Core MSCI Europe ETF	9.13
iShares Core International Aggregate Bond ETF	9.12

TOTAL	79.04%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE GROWTH ALLOCATION ETF

Performance as of January 31, 2016

The iShares Core Growth Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a growth allocation target risk strategy, as represented by the S&P Target Risk Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -6.17%, net of fees, while the total return for the Index was -6.12%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.64)%	(3.62)%	(3.49)%	(3.64)%	(3.62)%	(3.49)%
5 Years	5.68%	5.67%	5.79%	31.82%	31.74%	32.53%
Since Inception	7.67%	7.67%	7.78%	70.81%	70.75%	72.03%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$938.30	$0.54	$1,000.00	$1,024.60	$0.56	0.11%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the Underlying Funds in which the Fund invests.
[b]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY ASSET CLASS

As of 1/31/16

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	33.41%
Domestic Equity	31.83
International Equity	28.58
International Fixed Income	6.18

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/16

Security	Percentage of Total Investments*

iShares Core S&P 500 ETF	28.47%
iShares Core Total USD Bond Market ETF	19.83
iShares Core MSCI Europe ETF	13.66
iShares Core MSCI Pacific ETF	9.37
iShares Core U.S. Treasury Bond ETF	7.79

TOTAL	79.12%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

Performance as of January 31, 2016

The iShares Core Aggressive Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent an aggressive target risk allocation strategy, as represented the S&P Target Risk Aggressive Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -8.32%, net of fees, while the total return for the Index was -8.29%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.48)%	(4.48)%	(4.29)%	(4.48)%	(4.48)%	(4.29)%
5 Years	6.61%	6.60%	6.75%	37.73%	37.66%	38.60%
Since Inception	9.52%	9.52%	9.66%	93.29%	93.22%	95.00%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$916.80	$0.53	$1,000.00	$1,024.60	$0.56	0.11%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the Underlying Funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY ASSET CLASS

As of 1/31/16

Asset Class	Percentage of Total Investments*

Domestic Equity	42.30%
International Equity	37.97
Domestic Fixed Income	16.67
International Fixed Income	3.06

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/16

Security	Percentage of Total Investments*

iShares Core S&P 500 ETF	37.83%
iShares Core MSCI Europe ETF	18.15
iShares Core MSCI Pacific ETF	12.44
iShares Core Total USD Bond Market ETF	9.89
iShares Core MSCI Emerging Markets ETF	7.38

TOTAL	85.69%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

Performance as of January 31, 2016

The iShares Morningstar Multi-Asset Income ETF (the “Fund”) seeks to track the investment results of an index composed of underlying equity, fixed income and other income funds that collectively seek to deliver high current income while providing an opportunity for capital appreciation, as represented by the Morningstar® Multi-Asset High Income IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -4.53%, net of fees, while the total return for the Index was -4.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(7.51)%	(8.11)%	(7.54)%	(7.51)%	(8.11)%	(7.54)%
Since Inception	3.31%	3.14%	3.25%	13.29%	12.59%	13.03%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$954.70	$1.23	$1,000.00	$1,023.90	$1.27	0.25%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the Underlying Funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY ASSET CLASS

As of 1/31/16

Asset Class	Percentage of Total Investments*

Investment Grade Bonds	30.63%
Domestic Equity	23.85
Non-Investment Grade Bonds	19.78
International Fixed Income	9.98
Domestic Real Estate	9.48
International Equity	6.28

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/16

Security	Percentage of Total Investments*

iShares iBoxx $ High Yield Corporate Bond ETF	19.78%
iShares iBoxx $ Investment Grade Corporate Bond ETF	15.30
iShares Core High Dividend ETF	13.69
iShares 10+ Year Credit Bond ETF	10.18
iShares U.S. Preferred Stock ETF	10.16

TOTAL	69.11%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2015 and held through January 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.89%

DOMESTIC EQUITY — 15.95%
iShares Core S&P 500 ETF[a]	168,544	$32,802,033
iShares Core S&P Mid-Cap ETF[a]	20,696	2,722,145
iShares Core S&P Small-Cap ETF[a]	11,196	1,156,883

		36,681,061
DOMESTIC FIXED INCOME — 59.28%
iShares Core Total USD Bond Market ETF[a]	810,066	80,933,694
iShares Core U.S. Credit Bond ETF[a]	220,775	23,607,471
iShares Core U.S. Treasury Bond ETF[a]	1,242,810	31,815,936

		136,357,101
INTERNATIONAL EQUITY — 14.28%
iShares Core MSCI Emerging Markets ETF[a]	170,688	6,373,490
iShares Core MSCI Europe ETF[a]	395,789	15,720,739
iShares Core MSCI Pacific ETF[a]	241,003	10,763,194

		32,857,423
INTERNATIONAL FIXED INCOME — 10.38%
iShares Core International Aggregate Bond ETF[a]	467,545	23,872,847

		23,872,847

TOTAL INVESTMENT COMPANIES
(Cost: $236,308,526)		229,768,432

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,b]	217,410	217,410

		217,410

TOTAL SHORT-TERM INVESTMENTS
(Cost: $217,410)		217,410

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $236,525,936)		229,985,842
Other Assets, Less Liabilities — 0.01%		29,652

NET ASSETS — 100.00%		$230,015,494

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® CORE MODERATE ALLOCATION ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.88%

DOMESTIC EQUITY — 21.25%
iShares Core S&P 500 ETF[a]	431,953	$84,066,693
iShares Core S&P Mid-Cap ETF[a]	52,996	6,970,564
iShares Core S&P Small-Cap ETF[a]	28,671	2,962,574

		93,999,831
DOMESTIC FIXED INCOME — 50.45%
iShares Core Total USD Bond Market ETF[a]	1,325,729	132,453,584
iShares Core U.S. Credit Bond ETF[a]	361,464	38,651,346
iShares Core U.S. Treasury Bond ETF[a]	2,033,002	52,044,851

		223,149,781
INTERNATIONAL EQUITY — 19.06%
iShares Core MSCI Emerging Markets ETF[a]	438,389	16,369,445
iShares Core MSCI Europe ETF[a]	1,014,988	40,315,324
iShares Core MSCI Pacific ETF[a]	618,606	27,626,944

		84,311,713
INTERNATIONAL FIXED INCOME — 9.12%
iShares Core International Aggregate Bond ETF[a]	789,437	40,308,653

		40,308,653

TOTAL INVESTMENT COMPANIES
(Cost: $461,311,377)		441,769,978

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,b]	809,866	809,866

		809,866

TOTAL SHORT-TERM INVESTMENTS
(Cost: $809,866)		809,866

TOTAL INVESTMENTS IN SECURITIES — 100.06%
(Cost: $462,121,243)		442,579,844
Other Assets, Less Liabilities — (0.06)%		(261,583)

NET ASSETS — 100.00%		$442,318,261

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE GROWTH ALLOCATION ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.88%

DOMESTIC EQUITY — 31.79%
iShares Core S&P 500 ETF[a]	1,090,519	$212,236,808
iShares Core S&P Mid-Cap ETF[a]	133,707	17,586,482
iShares Core S&P Small-Cap ETF[a]	72,340	7,474,892

		237,298,182
DOMESTIC FIXED INCOME — 33.37%
iShares Core Total USD Bond Market ETF[a]	1,479,888	147,855,610
iShares Core U.S. Credit Bond ETF[a]	403,637	43,160,904
iShares Core U.S. Treasury Bond ETF[a,b]	2,268,623	58,076,749

		249,093,263
INTERNATIONAL EQUITY — 28.55%
iShares Core MSCI Emerging Markets ETF[a]	1,108,585	41,394,564
iShares Core MSCI Europe ETF[a,b]	2,563,700	101,830,164
iShares Core MSCI Pacific ETF[a]	1,563,590	69,829,930

		213,054,658
INTERNATIONAL FIXED INCOME — 6.17%
iShares Core International Aggregate Bond ETF[a]	902,271	46,069,957

		46,069,957

TOTAL INVESTMENT COMPANIES
(Cost: $787,942,491)		745,516,060

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[a,c,d]	74,034	74,034
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[a,c,d]	3,896	3,896
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,c]	1,416,210	1,416,210

		1,494,140

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,494,140)		1,494,140

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $789,436,631)		747,010,200
Other Assets, Less Liabilities — (0.08)%		(560,337)

NET ASSETS — 100.00%		$746,449,863

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.84%

DOMESTIC EQUITY — 42.23%
iShares Core S&P 500 ETF[a]	759,246	$147,764,457
iShares Core S&P Mid-Cap ETF[a]	93,082	12,243,075
iShares Core S&P Small-Cap ETF[a]	50,359	5,203,595

		165,211,127
DOMESTIC FIXED INCOME — 16.64%
iShares Core Total USD Bond Market ETF[a]	386,810	38,646,187
iShares Core U.S. Credit Bond ETF[a]	105,492	11,280,260
iShares Core U.S. Treasury Bond ETF[a]	593,012	15,181,107

		65,107,554
INTERNATIONAL EQUITY — 37.91%
iShares Core MSCI Emerging Markets ETF[a]	771,558	28,809,976
iShares Core MSCI Europe ETF[a]	1,784,751	70,890,310
iShares Core MSCI Pacific ETF[a]	1,088,345	48,605,488

		148,305,774
INTERNATIONAL FIXED INCOME — 3.06%
iShares Core International Aggregate Bond ETF[a]	234,635	11,980,463

		11,980,463

TOTAL INVESTMENT COMPANIES
(Cost: $416,034,438)		390,604,918

SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,b]	829,167	829,167

		829,167

TOTAL SHORT-TERM INVESTMENTS
(Cost: $829,167)		829,167

TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $416,863,605)		391,434,085
Other Assets, Less Liabilities — (0.05)%		(187,123)

NET ASSETS — 100.00%		$391,246,962

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.01%

DOMESTIC EQUITY — 23.85%
iShares Core High Dividend ETF[a]	407,521	$29,948,718
iShares U.S. Preferred Stock ETF[a]	577,923	22,232,698

		52,181,416
DOMESTIC REAL ESTATE — 9.49%
iShares Mortgage Real Estate Capped ETF[a]	2,290,672	20,753,488

		20,753,488
INTERNATIONAL EQUITY — 6.28%
iShares International Select Dividend ETF[a]	503,107	13,734,821

		13,734,821
INTERNATIONAL FIXED INCOME — 9.98%
iShares Emerging Markets Local Currency Bond ETF[a,b]	549,413	21,833,673

		21,833,673
INVESTMENT GRADE BONDS — 30.63%
iShares 10+ Year Credit Bond ETF[a]	398,520	22,265,312
iShares iBoxx $ Investment Grade Corporate Bond ETF[a,b]	293,285	33,478,483
iShares Intermediate Credit Bond ETF[a]	104,457	11,266,732

		67,010,527
NON-INVESTMENT GRADE BONDS — 19.78%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	545,832	43,273,561

		43,273,561

TOTAL INVESTMENT COMPANIES
(Cost: $245,373,296)		218,787,486

SHORT-TERM INVESTMENTS — 17.76%

MONEY MARKET FUNDS — 17.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[a,c,d]	36,919,937	36,919,937
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[a,c,d]	1,943,124	1,943,124

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,c]	639	$639

		38,863,700

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,863,700)		38,863,700

TOTAL INVESTMENTS IN SECURITIES — 117.77%
(Cost: $284,236,996)		257,651,186
Other Assets, Less Liabilities — (17.77)%		(38,878,421)

NET ASSETS — 100.00%		$218,772,765

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2016

	iShares Core Conservative Allocation ETF	iShares Core Moderate Allocation ETF	iShares Core Growth Allocation ETF

ASSETS
Investments in affiliates, at cost:	$236,525,936	$462,121,243	$789,436,631

Investments in affiliated securities, at fair value (including securities on loana) (Note 1):	$229,985,842	$442,579,844	$747,010,200
Receivables:
Investment securities sold	28,611,286	50,895,150	64,604,801
Securities lending income (Note 1)	234	892	3,557
Capital shares sold	1,355	—	3,226

Total Assets	258,598,717	493,475,886	811,621,784

LIABILITIES
Payables:
Investment securities purchased	28,558,794	51,081,631	64,942,723
Collateral for securities on loan (Note 1)	—	—	77,930
Capital shares redeemed	1,359	25,931	67,544
Investment advisory fees (Note 2)	23,070	50,063	83,724

Total Liabilities	28,583,223	51,157,625	65,171,921

NET ASSETS	$230,015,494	$442,318,261	$746,449,863

Net assets consist of:
Paid-in capital	$236,004,019	$459,552,722	$790,352,323
Undistributed (distributions in excess of) net investment income	(79,329)	6,979	101,290
Undistributed net realized gain (accumulated net realized loss)	630,898	2,299,959	(1,577,319)
Net unrealized depreciation	(6,540,094)	(19,541,399)	(42,426,431)

NET ASSETS	$230,015,494	$442,318,261	$746,449,863

Shares outstanding[b]	7,350,000	13,200,000	19,800,000

Net asset value per share	$31.29	$33.51	$37.70

[a]	Securities on loan with values of $ —, $ — and $76,263, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2016

	iShares Core Aggressive Allocation ETF	iShares Morningstar Multi-Asset Income ETF

ASSETS
Investments in affiliates, at cost:	$416,863,605	$284,236,996

Investments in affiliated securities, at fair value (including securities on loana) (Note 1):	$391,434,085	$257,651,186
Receivables:
Investment securities sold	19,162,641	—
Securities lending income (Note 1)	809	33,088

Total Assets	410,597,535	257,684,274

LIABILITIES
Payables:
Investment securities purchased	19,278,187	—
Collateral for securities on loan (Note 1)	—	38,863,061
Capital shares redeemed	29,583	791
Investment advisory fees (Note 2)	42,803	47,657

Total Liabilities	19,350,573	38,911,509

NET ASSETS	$391,246,962	$218,772,765

Net assets consist of:
Paid-in capital	$412,794,435	$255,518,625
Undistributed (distributions in excess of) net investment income	187,991	(1,175,648)
Undistributed net realized gain (accumulated net realized loss)	3,694,056	(8,984,402)
Net unrealized depreciation	(25,429,520)	(26,585,810)

NET ASSETS	$391,246,962	$218,772,765

Shares outstanding[b]	9,100,000	9,550,000

Net asset value per share	$42.99	$22.91

[a]	Securities on loan with values of $ — and $38,030,970, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2016

	iShares Core Conservative Allocation ETF	iShares Core Moderate Allocation ETF	iShares Core Growth Allocation ETF

NET INVESTMENT INCOME
Dividends from Underlying Funds — affiliated	$2,347,628	$4,466,913	$7,544,555
Interest — affiliated	131	486	705
Securities lending income — affiliated — net	3,857	7,599	9,718

Total investment income	2,351,616	4,474,998	7,554,978

EXPENSES
Investment advisory fees (Note 2)	296,834	531,823	786,803

Total expenses	296,834	531,823	786,803
Less investment advisory fees waived (Note 2)	(166,227)	(297,821)	(440,609)

Net expenses	130,607	234,002	346,194

Net investment income	2,221,009	4,240,996	7,208,784

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(1,057,010)	(1,919,243)	(2,505,190)
In-kind redemptions — affiliated	2,018,094	5,589,079	3,834,138

Net realized gain	961,084	3,669,836	1,328,948

Net change in unrealized appreciation/depreciation	(11,014,788)	(29,614,851)	(59,807,114)

Net realized and unrealized loss	(10,053,704)	(25,945,015)	(58,478,166)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,832,695)	$(21,704,019)	$(51,269,382)

See notes to financial statements.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2016

	iShares Core Aggressive Allocation ETF	iShares Morningstar Multi-Asset Income ETF

NET INVESTMENT INCOME
Dividends from Underlying Funds — affiliated	$4,744,892	$4,466,086
Interest — affiliated	420	64
Securities lending income — affiliated — net	5,350	272,162

Total investment income	4,750,662	4,738,312

EXPENSES
Investment advisory fees (Note 2)	510,527	294,704

Total expenses	510,527	294,704
Less investment advisory fees waived (Note 2)	(285,895)	(976)

Net expenses	224,632	293,728

Net investment income	4,526,030	4,444,584

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(1,058,359)	(6,960,947)
In-kind redemptions — affiliated	6,945,166	(1,116,577)

Net realized gain (loss)	5,886,807	(8,077,524)

Net change in unrealized appreciation/depreciation	(51,016,266)	(7,918,243)

Net realized and unrealized loss	(45,129,459)	(15,995,767)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(40,603,429)	$(11,551,183)

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core Conservative Allocation ETF		iShares Core Moderate Allocation ETF
	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,221,009	$4,265,697	$4,240,996	$6,515,290
Net realized gain	961,084	3,659,089	3,669,836	8,513,655
Net change in unrealized appreciation/depreciation	(11,014,788)	(4,255,332)	(29,614,851)	(7,935,652)

Net increase (decrease) in net assets resulting from operations	(7,832,695)	3,669,454	(21,704,019)	7,093,293

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,300,338)	(4,277,533)	(4,234,017)	(6,546,196)

Total distributions to shareholders	(2,300,338)	(4,277,533)	(4,234,017)	(6,546,196)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	59,060,612	107,994,821	282,063,671	220,718,291
Cost of shares redeemed	(62,763,488)	(44,126,458)	(174,523,979)	(107,249,469)

Net increase (decrease) in net assets from capital share transactions	(3,702,876)	63,868,363	107,539,692	113,468,822

INCREASE (DECREASE) IN NET ASSETS	(13,835,909)	63,260,284	81,601,656	114,015,919

NET ASSETS
Beginning of period	243,851,403	180,591,119	360,716,605	246,700,686

End of period	$230,015,494	$243,851,403	$442,318,261	$360,716,605

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(79,329)	$—	$6,979	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,850,000	3,300,000	8,200,000	6,250,000
Shares redeemed	(2,000,000)	(1,350,000)	(5,250,000)	(3,050,000)

Net increase (decrease) in shares outstanding	(150,000)	1,950,000	2,950,000	3,200,000

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core Growth Allocation ETF		iShares Core Aggressive Allocation ETF
	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,208,784	$9,385,446	$4,526,030	$7,269,139
Net realized gain	1,328,948	22,071,757	5,886,807	18,145,072
Net change in unrealized appreciation/depreciation	(59,807,114)	(13,489,372)	(51,016,266)	(9,222,536)

Net increase (decrease) in net assets resulting from operations	(51,269,382)	17,967,831	(40,603,429)	16,191,675

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,107,494)	(9,423,817)	(4,338,039)	(7,290,053)

Total distributions to shareholders	(7,107,494)	(9,423,817)	(4,338,039)	(7,290,053)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	652,054,452	374,217,756	165,690,377	218,954,230
Cost of shares redeemed	(303,174,015)	(232,978,910)	(105,768,641)	(119,574,597)

Net increase in net assets from capital share transactions	348,880,437	141,238,846	59,921,736	99,379,633

INCREASE IN NET ASSETS	290,503,561	149,782,860	14,980,268	108,281,255

NET ASSETS
Beginning of period	455,946,302	306,163,442	376,266,694	267,985,439

End of period	$746,449,863	$455,946,302	$391,246,962	$376,266,694

Undistributed net investment income included in net assets at end of period	$101,290	$—	$187,991	$—

SHARES ISSUED AND REDEEMED
Shares sold	16,650,000	9,300,000	3,650,000	4,700,000
Shares redeemed	(8,100,000)	(5,800,000)	(2,500,000)	(2,600,000)

Net increase in shares outstanding	8,550,000	3,500,000	1,150,000	2,100,000

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Multi-Asset Income ETF
	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,444,584	$11,544,033
Net realized gain (loss)	(8,077,524)	618,195
Net change in unrealized appreciation/depreciation	(7,918,243)	(16,004,190)

Net decrease in net assets resulting from operations	(11,551,183)	(3,841,962)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,620,232)	(11,555,989)
From net realized gain	(560,031)	(2,283,226)

Total distributions to shareholders	(6,180,263)	(13,839,215)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,730,596	130,556,786
Cost of shares redeemed	(32,690,237)	(26,214,058)

Net increase (decrease) in net assets from capital share transactions	(20,959,641)	104,342,728

INCREASE (DECREASE) IN NET ASSETS	(38,691,087)	86,661,551

NET ASSETS
Beginning of period	257,463,852	170,802,301

End of period	$218,772,765	$257,463,852

Distributions in excess of net investment income included in net assets at end of period	$(1,175,648)	$—

SHARES ISSUED AND REDEEMED
Shares sold	500,000	5,000,000
Shares redeemed	(1,400,000)	(1,050,000)

Net increase (decrease) in shares outstanding	(900,000)	3,950,000

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Conservative Allocation ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$32.51	$32.54	$31.18	$30.08	$29.44	$27.87

Income from investment operations:
Net investment income[a]	0.30	0.66	0.64	0.63	0.61	0.65
Net realized and unrealized gain (loss)[b]	(1.22)	(0.03)	1.35	1.09	0.65	1.56

Total from investment operations	(0.92)	0.63	1.99	1.72	1.26	2.21

Less distributions from:
Net investment income	(0.30)	(0.66)	(0.63)	(0.62)	(0.62)	(0.64)

Total distributions	(0.30)	(0.66)	(0.63)	(0.62)	(0.62)	(0.64)

Net asset value, end of period	$31.29	$32.51	$32.54	$31.18	$30.08	$29.44

Total return	(2.84)%[c]	1.93%	6.42%	5.77%	4.34%	7.99%

Ratios/Supplemental data:
Net assets, end of period (000s)	$230,015	$243,851	$180,591	$135,625	$87,229	$61,822
Ratio of expenses to average net assets[d,e]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.87%	2.02%	2.00%	2.03%	2.07%	2.26%
Portfolio turnover rate[f]	13%	83%	6%	8%	12%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Moderate Allocation ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$35.19	$34.99	$32.99	$30.95	$30.58	$28.42

Income from investment operations:
Net investment income[a]	0.34	0.74	0.71	0.67	0.64	0.69
Net realized and unrealized gain (loss)[b]	(1.72)	0.17	1.98	2.09	0.37	2.09

Total from investment operations	(1.38)	0.91	2.69	2.76	1.01	2.78

Less distributions from:
Net investment income	(0.30)	(0.71)	(0.69)	(0.72)	(0.64)	(0.62)

Total distributions	(0.30)	(0.71)	(0.69)	(0.72)	(0.64)	(0.62)

Net asset value, end of period	$33.51	$35.19	$34.99	$32.99	$30.95	$30.58

Total return	(3.96)%[c]	2.62%	8.19%	9.01%	3.40%	9.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$442,318	$360,717	$246,701	$186,415	$153,216	$97,859
Ratio of expenses to average net assets[d,e]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.99%	2.10%	2.07%	2.09%	2.12%	2.30%
Portfolio turnover rate[f]	13%	83%	9%	7%	9%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Growth Allocation ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$40.53	$39.50	$36.40	$32.75	$32.28	$29.06

Income from investment operations:
Net investment income[a]	0.45	0.91	0.83	0.78	0.69	0.73
Net realized and unrealized gain (loss)[b]	(2.93)	0.98	3.07	3.65	0.48	3.17

Total from investment operations	(2.48)	1.89	3.90	4.43	1.17	3.90

Less distributions from:
Net investment income	(0.35)	(0.86)	(0.80)	(0.78)	(0.70)	(0.68)

Total distributions	(0.35)	(0.86)	(0.80)	(0.78)	(0.70)	(0.68)

Net asset value, end of period	$37.70	$40.53	$39.50	$36.40	$32.75	$32.28

Total return	(6.17)%[c]	4.82%	10.77%	13.68%	3.75%	13.49%

Ratios/Supplemental data:
Net assets, end of period (000s)	$746,450	$455,946	$306,163	$202,040	$135,916	$108,129
Ratio of expenses to average net assets[d,e]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.29%	2.25%	2.17%	2.24%	2.17%	2.29%
Portfolio turnover rate[f]	11%	75%	12%	9%	5%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Aggressive Allocation ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$47.33	$45.81	$41.28	$35.25	$35.09	$30.11

Income from investment operations:
Net investment income[a]	0.50	1.05	0.97	0.90	0.76	0.69
Net realized and unrealized gain (loss)[b]	(4.42)	1.47	4.48	6.01	0.16	4.93

Total from investment operations	(3.92)	2.52	5.45	6.91	0.92	5.62

Less distributions from:
Net investment income	(0.42)	(1.00)	(0.92)	(0.88)	(0.76)	(0.64)

Total distributions	(0.42)	(1.00)	(0.92)	(0.88)	(0.76)	(0.64)

Net asset value, end of period	$42.99	$47.33	$45.81	$41.28	$35.25	$35.09

Total return	(8.32)%[c]	5.54%	13.24%	19.81%	2.76%	18.75%

Ratios/Supplemental data:
Net assets, end of period (000s)	$391,247	$376,267	$267,985	$169,263	$89,879	$82,468
Ratio of expenses to average net assets[d,e]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.22%	2.24%	2.19%	2.33%	2.24%	2.00%
Portfolio turnover rate[f]	6%	58%	12%	10%	12%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Multi-Asset Income ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Period from Apr. 3, 2012[a] to Jul. 31, 2012
Net asset value, beginning of period	$24.64	$26.28	$25.20	$26.40	$25.00

Income from investment operations:
Net investment income[b]	0.45	1.23	1.52	1.41	0.35
Net realized and unrealized gain (loss)[c]	(1.55)	(1.38)	1.14	(1.20)	1.37

Total from investment operations	(1.10)	(0.15)	2.66	0.21	1.72

Less distributions from:
Net investment income	(0.57)	(1.24)	(1.53)	(1.41)	(0.32)
Net realized gain	(0.06)	(0.25)	(0.05)	—	—

Total distributions	(0.63)	(1.49)	(1.58)	(1.41)	(0.32)

Net asset value, end of period	$22.91	$24.64	$26.28	$25.20	$26.40

Total return	(4.53)%[d]	(0.67)%	10.95%	0.71%	6.91%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$218,773	$257,464	$170,802	$112,134	$48,844
Ratio of expenses to average net assets[e,f]	0.25%	0.24%	0.18%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	3.77%	4.77%	5.92%	5.36%	4.22%
Portfolio turnover rate[g]	20%	47%	68%	51%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Conservative Allocation	Diversified
Core Moderate Allocation	Diversified
Core Growth Allocation	Diversified
Core Aggressive Allocation	Diversified
Morningstar Multi-Asset Income	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. Each underlying index is comprised entirely of securities of iShares funds (each, an “Underlying Fund,” collectively, the “Underlying Funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each Fund is a fund of funds and seeks its investment objective by investing primarily in the affiliated Underlying Funds.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of January 31, 2016, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the Underlying Funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund,

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core Growth Allocation
SG Americas Securities LLC	$43,087	$43,087	$—
UBS Securities LLC	33,176	33,176	—

	$76,263	$76,263	$—

Morningstar Multi-Asset Income
Deutsche Bank Securities Inc.	$28,473,640	$28,473,640	$—
Jefferies LLC	1,730,757	1,730,757	—
JPMorgan Clearing Corp.	3,325,538	3,325,538	—
Merrill Lynch, Pierce, Fenner & Smith	1,379,350	1,379,350	—
UBS Securities LLC	3,121,685	3,121,685	—

	$38,030,970	$38,030,970	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund. In addition, each Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expense.

For each of the iShares Core Conservative Allocation, iShares Core Moderate Allocation, iShares Core Growth Allocation and iShares Core Aggressive Allocation ETFs, BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through November 30, 2016 in an amount equal to 0.14% of average daily net assets.

For the iShares Morningstar Multi-Asset Income ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2016 in order to limit total annual operating expenses after fee waiver to 0.60% of average daily net assets.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core Conservative Allocation	$1,076
Core Moderate Allocation	2,326
Core Growth Allocation	2,891
Core Aggressive Allocation	1,619
Morningstar Multi-Asset Income	72,759

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2016, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended January 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core Conservative Allocation
iShares Core International Aggregate Bond ETF	—	467,545	—	467,545	$23,872,847	$—	$—
iShares Core MSCI Emerging Markets ETF	154,547	59,544	(43,403)	170,688	6,373,490	88,904	(193,854)
iShares Core MSCI Europe ETF	397,954	121,053	(123,218)	395,789	15,720,739	113,274	(279,472)
iShares Core MSCI Pacific ETF	230,876	79,937	(69,810)	241,003	10,763,194	148,292	(202,027)
iShares Core S&P 500 ETF	164,063	48,360	(43,879)	168,544	32,802,033	415,152	2,449,648
iShares Core S&P Mid-Cap ETF	20,447	5,689	(5,440)	20,696	2,722,145	25,714	177,755
iShares Core S&P Small-Cap ETF	10,941	3,202	(2,947)	11,196	1,156,883	9,758	50
iShares Core Total USD Bond Market ETF	1,002,986	246,474	(439,394)	810,066	80,933,694	819,756	(585,564)
iShares Core U.S. Credit Bond ETF	254,421	79,295	(112,941)	220,775	23,607,471	467,874	(401,115)
iShares Core U.S. Treasury Bond ETF	1,533,460	403,147	(693,797)	1,242,810	31,815,936	258,904	(4,337)

					$229,768,432	$2,347,628	$961,084

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core Moderate Allocation
iShares Core International Aggregate Bond ETF	—	789,437	—	789,437	$40,308,653	$—	$—
iShares Core MSCI Emerging Markets ETF	303,167	293,202	(157,980)	438,389	16,369,445	255,017	(592,135)
iShares Core MSCI Europe ETF	780,602	657,789	(423,403)	1,014,988	40,315,324	324,979	(1,317,736)
iShares Core MSCI Pacific ETF	452,873	408,989	(243,256)	618,606	27,626,944	425,467	(795,298)
iShares Core S&P 500 ETF	321,807	275,198	(165,052)	431,953	84,066,693	1,085,658	7,646,359
iShares Core S&P Mid-Cap ETF	40,128	33,448	(20,580)	52,996	6,970,564	66,997	289,595
iShares Core S&P Small-Cap ETF	21,466	18,331	(11,126)	28,671	2,962,574	25,533	(55,190)
iShares Core Total USD Bond Market ETF	1,264,720	1,010,348	(949,339)	1,325,729	132,453,584	1,192,977	(926,040)
iShares Core U.S. Credit Bond ETF	320,823	290,217	(249,576)	361,464	38,651,346	704,984	(694,344)
iShares Core U.S. Treasury Bond ETF	1,933,646	1,603,987	(1,504,631)	2,033,002	52,044,851	385,301	114,625

					$441,769,978	$4,466,913	$3,669,836

Core Growth Allocation
iShares Core International Aggregate Bond ETF	—	902,271	—	902,271	$46,069,957	$—	$—
iShares Core MSCI Emerging Markets ETF	567,643	952,538	(411,596)	1,108,585	41,394,564	646,798	(1,081,754)
iShares Core MSCI Europe ETF	1,461,595	2,190,348	(1,088,243)	2,563,700	101,830,164	824,338	(2,556,298)
iShares Core MSCI Pacific ETF	847,970	1,342,855	(627,235)	1,563,590	69,829,930	1,079,135	(1,567,197)
iShares Core S&P 500 ETF	602,544	925,133	(437,158)	1,090,519	212,236,808	2,598,909	8,900,180
iShares Core S&P Mid-Cap ETF	75,123	113,145	(54,561)	133,707	17,586,482	161,110	(374,458)
iShares Core S&P Small-Cap ETF	40,177	61,614	(29,451)	72,340	7,474,892	61,526	(165,154)
iShares Core Total USD Bond Market ETF	1,052,485	1,570,877	(1,143,474)	1,479,888	147,855,610	1,120,639	(1,112,067)
iShares Core U.S. Credit Bond ETF	266,983	437,482	(300,828)	403,637	43,160,904	682,654	(854,361)
iShares Core U.S. Treasury Bond ETF	1,609,155	2,471,937	(1,812,469)	2,268,623	58,076,749	369,446	140,057

					$745,516,060	$7,544,555	$1,328,948

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core Aggressive Allocation
iShares Core International Aggregate Bond ETF	—	234,635	—	234,635	$11,980,463	$—	$—
iShares Core MSCI Emerging Markets ETF	616,187	350,320	(194,949)	771,558	28,809,976	451,864	(716,690)
iShares Core MSCI Europe ETF	1,586,618	746,743	(548,610)	1,784,751	70,890,310	575,765	(1,741,198)
iShares Core MSCI Pacific ETF	920,494	479,365	(311,514)	1,088,345	48,605,488	753,784	(1,003,750)
iShares Core S&P 500 ETF	654,087	315,224	(210,065)	759,246	147,764,457	2,039,326	10,076,856
iShares Core S&P Mid-Cap ETF	81,551	39,461	(27,930)	93,082	12,243,075	126,530	(74,203)
iShares Core S&P Small-Cap ETF	43,607	21,875	(15,123)	50,359	5,203,595	48,101	(73,442)
iShares Core Total USD Bond Market ETF	428,449	204,598	(246,237)	386,810	38,646,187	393,574	(344,138)
iShares Core U.S. Credit Bond ETF	108,692	61,530	(64,730)	105,492	11,280,260	229,759	(249,433)
iShares Core U.S. Treasury Bond ETF	655,051	330,161	(392,200)	593,012	15,181,107	126,189	12,805

					$390,604,918	$4,744,892	$5,886,807

Morningstar Multi-Asset Income
iShares 10+ Year Credit Bond ETF	453,401	31,416	(86,297)	398,520	$22,265,312	$531,103	$(278,988)
iShares 20+ Year Treasury Bond ETF	110,942	95	(111,037)	—	—	29,669	298,896
iShares Core High Dividend ETF	340,664	217,115	(150,258)	407,521	29,948,718	671,650	(149,043)
iShares Emerging Markets Local Currency Bond ETF	598,387	45,578	(94,552)	549,413	21,833,673	—	(367,728)
iShares iBoxx $ High Yield Corporate Bond ETF	588,438	48,361	(90,967)	545,832	43,273,561	1,340,603	(409,430)
iShares iBoxx $ Investment Grade Corporate Bond ETF	340,136	20,451	(67,302)	293,285	33,478,483	610,228	(264,142)
iShares Intermediate Credit Bond ETF	—	116,796	(12,339)	104,457	11,266,732	123,607	(1,856)
iShares International Select Dividend ETF	775,816	130,245	(402,954)	503,107	13,734,821	336,813	(2,303,799)
iShares Mortgage Real Estate Capped ETF	3,443,062	309,276	(1,461,666)	2,290,672	20,753,488	323,485	(4,534,430)
iShares U.S. Preferred Stock ETF	335,098	318,905	(76,080)	577,923	22,232,698	498,928	(67,004)

					$218,787,486	$4,466,086	$(8,077,524)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Core Conservative Allocation	$30,515,336	$30,557,101
Core Moderate Allocation	54,214,278	54,312,349
Core Growth Allocation	70,357,921	70,445,181
Core Aggressive Allocation	23,949,341	23,827,197
Morningstar Multi-Asset Income	45,907,168	46,392,171

In-kind transactions (see Note 4) for the six months ended January 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Conservative Allocation	$58,986,647	$62,704,252
Core Moderate Allocation	281,390,014	174,214,667
Core Growth Allocation	650,831,172	302,646,686
Core Aggressive Allocation	165,331,071	105,555,368
Morningstar Multi-Asset Income	11,725,520	32,646,444

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its indirect investment in equity and fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets indirectly in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests a substantial amount of its assets indirectly in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Core Conservative Allocation	$32,011	$—	$9,849	$41,860
Core Moderate Allocation	410,137	—	4,198	414,335
Core Growth Allocation	251,316	2,489	—	253,805
Core Aggressive Allocation	163,377	—	—	163,377

[a]	Must be utilized prior to losses subject to expiration.

As of January 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Conservative Allocation	$236,601,506	$1,525,540	$(8,141,204)	$(6,615,664)
Core Moderate Allocation	462,624,205	140,969	(20,185,330)	(20,044,361)
Core Growth Allocation	790,879,003	407,877	(44,276,680)	(43,868,803)
Core Aggressive Allocation	417,460,181	30,299	(26,056,395)	(26,026,096)
Morningstar Multi-Asset Income	285,143,857	1,358,106	(28,850,777)	(27,492,671)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core Conservative Allocation	$0.279393	$—	$0.023208	$0.302601	92%	—%	8%	100%
Core Moderate Allocation	0.281322	—	0.019885	0.301207	93	—	7	100
Core Growth Allocation	0.332490	—	0.016660	0.349150	95	—	5	100
Core Aggressive Allocation	0.402976	—	0.016090	0.419066	96	—	4	100
Morningstar Multi-Asset Income	0.558877	0.057146	0.010727	0.626750	89	9	2	100

SUPPLEMENTAL INFORMATION	39

Notes:

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	41

Notes:

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-704-0116

JANUARY 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI ACWI Low Carbon Target ETF | CRBN | NYSE Arca
➢	iShares MSCI All Country Asia ex Japan ETF | AAXJ | NASDAQ
➢	iShares MSCI Europe Financials ETF | EUFN | NASDAQ
➢	iShares MSCI Kokusai ETF | TOK | NYSE Arca

Fund Performance Overview

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

Performance as of January 31, 2016

The iShares MSCI ACWI Low Carbon Target ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization developed and emerging market equities with a lower carbon exposure than that of the broad market, as represented by the MSCI ACWI Low Carbon Target Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -11.13%, net of fees, while the total return for the Index was -11.49%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(5.56)%	(5.62)%	(6.26)%	(5.56)%	(5.62)%	(6.26)%
Since Inception	(7.04)%	(7.05)%	(7.70)%	(8.06)%	(8.07)%	(8.76)%

The inception date of the Fund was 12/8/14. The first day of secondary market trading was 12/9/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$888.70	$0.95	$1,000.00	$1,024.10	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	21.42%
Information Technology	14.90
Consumer Discretionary	13.01
Health Care	12.50
Industrials	11.42
Consumer Staples	11.16
Energy	5.31
Telecommunication Services	4.21
Materials	3.17
Utilities	2.90

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

United States	52.54%
Japan	7.90
United Kingdom	6.81
France	3.40
Switzerland	3.21
Canada	3.20
Germany	3.02
Australia	2.41
China	2.35
South Korea	1.43

TOTAL	86.27%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

Performance as of January 31, 2016

The iShares MSCI All Country Asia ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities, excluding Japan, as represented by the MSCI AC Asia ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -15.11%, net of fees, while the total return for the Index was -15.06%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(18.75)%	(17.76)%	(18.16)%	(18.75)%	(17.76)%	(18.16)%
5 Years	(2.40)%	(2.29)%	(1.52)%	(11.46)%	(10.94)%	(7.40)%
Since Inception	1.71%	1.74%	2.40%	13.54%	13.75%	19.37%

The inception date of the Fund was 8/13/08. The first day of secondary market trading was 8/15/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$848.90	$3.35	$1,000.00	$1,021.50	$3.66	0.72%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	30.72%
Information Technology	23.65
Consumer Discretionary	8.95
Industrials	8.70
Telecommunication Services	6.58
Consumer Staples	5.81
Utilities	4.28
Materials	4.28
Energy	4.16
Health Care	2.87

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

China	28.50%
South Korea	18.07
Taiwan	14.37
Hong Kong	12.37
India	9.97
Singapore	5.01
Malaysia	4.13
Indonesia	3.21
Thailand	2.58
Philippines	1.67

TOTAL	99.88%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EUROPE FINANCIALS ETF

Performance as of January 31, 2016

The iShares MSCI Europe Financials ETF (the “Fund”) seeks to track the investment results of an index composed of developed market European equities in the financials sector, as represented by the MSCI Europe Financials Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -23.64%, net of fees, while the total return for the Index was -23.51%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(13.79)%	(13.17)%	(13.57)%	(13.79)%	(13.17)%	(13.57)%
5 Years	(2.40)%	(2.24)%	(2.23)%	(11.42)%	(10.69)%	(10.67)%
Since Inception	(1.89)%	(1.78)%	(1.70)%	(10.89)%	(10.28)%	(9.85)%

The inception date of the Fund was 1/20/10. The first day of secondary market trading was 1/22/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$763.60	$2.13	$1,000.00	$1,022.70	$2.44	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Banks	48.31%
Insurance	29.74
Capital Markets	10.32
Real Estate Investment Trusts (REITs)	5.16
Diversified Financial Services	4.29
Real Estate Management & Development	1.79
Consumer Finance	0.39

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

United Kingdom	31.45%
France	12.55
Switzerland	12.30
Germany	11.68
Spain	8.59
Sweden	6.75
Italy	5.97
Netherlands	3.97
Belgium	1.81
Finland	1.36

TOTAL	96.43%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI KOKUSAI ETF

Performance as of January 31, 2016

The iShares MSCI Kokusai ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding Japan, as represented by the MSCI Kokusai Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -10.56%, net of fees, while the total return for the Index was -10.68%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(5.16)%	(4.70)%	(5.39)%	(5.16)%	(4.70)%	(5.39)%
5 Years	6.37%	6.45%	6.13%	36.17%	36.68%	34.63%
Since Inception	2.04%	2.11%	1.76%	17.89%	18.57%	15.27%

The inception date of the Fund was 12/10/07. The first day of secondary market trading was 12/12/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$894.40	$1.19	$1,000.00	$1,023.90	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	20.15%
Information Technology	14.65
Health Care	13.79
Consumer Discretionary	12.39
Consumer Staples	11.38
Industrials	9.75
Energy	6.84
Materials	4.07
Utilities	3.53
Telecommunication Services	3.45

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

United States	63.70%
United Kingdom	8.17
France	4.11
Switzerland	4.09
Germany	3.70
Canada	3.46
Australia	2.80
Netherlands	1.39
Spain	1.32
Hong Kong	1.30

TOTAL	94.04%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2015, and held through January 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.03%

AUSTRALIA — 2.40%
AMP Ltd.	20,976	$79,677
APA Group	31,440	188,587
ASX Ltd.	2,928	87,712
Australia & New Zealand Banking Group Ltd.	18,144	310,330
Brambles Ltd.	17,232	135,664
Caltex Australia Ltd.	10,512	276,235
Commonwealth Bank of Australia	10,668	593,645
Crown Resorts Ltd.	9,504	82,487
CSL Ltd.	2,736	201,272
Dexus Property Group	12,096	62,973
Goodman Group	28,944	124,479
GPT Group (The)	25,584	88,313
Iluka Resources Ltd.	32,976	126,658
Insurance Australia Group Ltd.	18,528	69,067
LendLease Group	7,008	64,393
Macquarie Group Ltd.	2,592	131,238
Mirvac Group	53,472	71,865
National Australia Bank Ltd.	16,898	330,615
Oil Search Ltd.	27,600	126,899
QBE Insurance Group Ltd.	9,840	75,728
Scentre Group	42,048	129,381
Stockland	29,520	85,403
Suncorp Group Ltd.	7,584	62,282
Sydney Airport	26,016	121,088
Tatts Group Ltd.	39,744	116,669
Telstra Corp. Ltd.	36,096	143,748
Transurban Group	22,166	169,021
Wesfarmers Ltd.	6,384	190,428
Westfield Corp.	18,096	126,722
Westpac Banking Corp.	21,186	462,316
Woolworths Ltd.	8,784	150,860

		4,985,755
AUSTRIA — 0.01%
Raiffeisen Bank International AGa	2,064	25,907

		25,907
BELGIUM — 0.48%
Ageas	1,440	58,189
Anheuser-Busch InBev SA/NV	5,760	722,048
Colruyt SA	864	45,987
KBC Groep NV	1,296	74,030
UCB SA	1,008	85,751

		986,005

Security	Shares	Value
BRAZIL — 0.46%
Ambev SA	28,800	$133,699
Banco do Brasil SA	19,200	66,157
BRF SA	4,800	57,594
CCR SA	19,200	61,046
Cielo SA	5,400	45,502
Cosan SA Industria e Comercio	14,400	90,064
CPFL Energia SAa	19,583	78,974
Equatorial Energia SA	4,800	43,193
Kroton Educacional SA	14,400	30,451
Ultrapar Participacoes SA	24,000	354,547

		961,227
CANADA — 3.19%
Agnico Eagle Mines Ltd.	4,080	120,378
Alimentation Couche-Tard Inc. Class B	1,920	83,199
AltaGas Ltd.	9,216	214,674
Bank of Montreal	2,784	148,810
Bank of Nova Scotia (The)	6,288	256,435
BCE Inc.	1,056	42,345
Brookfield Asset Management Inc. Class A	3,888	116,840
Cameco Corp.	20,448	247,163
Canadian Imperial Bank of Commerce/Canada	2,160	140,045
Canadian National Railway Co.	4,032	217,609
Canadian Pacific Railway Ltd.	816	97,647
CCL Industries Inc. Class B	576	80,839
Enbridge Inc.	15,504	536,099
Fairfax Financial Holdings Ltd.	144	73,810
First Quantum Minerals Ltd.	14,448	31,109
Fortis Inc./Canada	10,272	297,156
Franco-Nevada Corp.	2,976	131,179
George Weston Ltd.	960	73,682
Goldcorp Inc.	12,240	138,817
Inter Pipeline Ltd.	18,816	303,516
Keyera Corp.	6,048	165,033
Loblaw Companies Ltd.	1,536	71,809
Magna International Inc. Class A	1,920	66,404
Manulife Financial Corp.	9,168	126,844
Pembina Pipeline Corp.	8,160	184,626
PrairieSky Royalty Ltd.	17,376	246,209
Restaurant Brands International Inc.	1,104	37,115
Rogers Communications Inc. Class B	2,112	71,993

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2016

Security	Shares	Value
Royal Bank of Canada	8,064	$415,735
Seven Generations Energy Ltd.[a,b]	20,448	229,000
Silver Wheaton Corp.	8,448	99,113
Sun Life Financial Inc.	1,968	56,191
Thomson Reuters Corp.	1,536	57,194
Toronto-Dominion Bank (The)	9,456	357,141
TransCanada Corp.	13,632	471,272
Valeant Pharmaceuticals International Inc.[a,b]	2,352	215,603
Veresen Inc.	25,536	144,805
Vermilion Energy Inc.	7,824	208,269
Yamana Gold Inc.	31,584	54,090

		6,629,798
CHILE — 0.11%
Aguas Andinas SA Series A	280,320	141,198
SACI Falabella	14,448	95,583

		236,781
CHINA — 2.34%
Agricultural Bank of China Ltd. Class H	432,000	152,643
Alibaba Group Holding Ltd. ADR[a,b]	3,216	215,568
AviChina Industry & Technology Co. Ltd. Class H	48,000	33,181
Baidu Inc.[a,b]	960	156,739
Bank of China Ltd. Class H	576,000	224,987
Bank of Communications Co. Ltd. Class H	48,000	29,048
Beijing Enterprises Water Group Ltd.[b]	192,000	94,485
China CITIC Bank Corp. Ltd. Class Ha	192,000	111,507
China Communications Construction Co. Ltd. Class H	48,000	42,000
China Construction Bank Corp. Class H	672,000	408,406
China Galaxy Securities Co. Ltd. Class H	72,000	52,361
China Jinmao Holdings Group Ltd.	192,000	49,833
China Life Insurance Co. Ltd. Class H	48,000	115,824
China Merchants Bank Co. Ltd. Class H	72,000	138,026
China Minsheng Banking Corp. Ltd. Class H	96,000	84,370
China Mobile Ltd.	48,000	528,547

Security	Shares	Value
China Pacific Insurance Group Co. Ltd. Class H	9,600	$33,674
China Taiping Insurance Holdings Co. Ltd.[a]	9,600	19,933
China Telecom Corp. Ltd. Class H	192,000	89,057
China Unicom Hong Kong Ltd.	96,000	105,463
CITIC Securities Co. Ltd. Class H	24,000	46,009
CRRC Corp. Ltd. Class Hb	48,000	44,282
Ctrip.com International Ltd.[a,b]	1,152	49,167
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	4,800	22,912
Evergrande Real Estate Group Ltd.[b]	48,000	31,392
Great Wall Motor Co. Ltd. Class H	24,000	18,225
Guangdong Investment Ltd.	96,000	121,868
Haitong Securities Co. Ltd. Class H	19,200	28,765
Industrial & Commercial Bank of China Ltd. Class H	480,000	248,546
JD.com Inc. ADR[a,b]	1,776	46,229
Kunlun Energy Co. Ltd.	192,000	142,837
Lenovo Group Ltd.[b]	96,000	84,863
Netease Inc.[b]	336	52,463
Ping An Insurance Group Co. of China Ltd. Class H	48,000	215,551
Shimao Property Holdings Ltd.[b]	24,000	33,304
Shui On Land Ltd.	240,000	57,974
Sino-Ocean Land Holdings Ltd.	96,000	48,106
SOHO China Ltd.	120,000	55,507
Sunac China Holdings Ltd.[b]	48,000	29,480
Tencent Holdings Ltd.	33,600	625,560
Vipshop Holdings Ltd. ADR[a,b]	1,920	24,653
Want Want China Holdings Ltd.[b]	96,000	62,661
Youku Tudou Inc.[a,b]	1,104	30,062
Yuexiu Property Co. Ltd.[b]	384,000	55,260

		4,861,328
COLOMBIA — 0.07%
Interconexion Electrica SA ESP	64,224	143,493

		143,493
DENMARK — 0.69%
Carlsberg A/S Class B	1,104	92,522
Chr Hansen Holding A/S	1,440	87,755
Coloplast A/S Class B	624	50,893
Danske Bank A/S	5,088	136,258
Novo Nordisk A/S Class B	12,000	660,997
Novozymes A/S Class B	3,504	145,305
Pandora A/S	1,012	134,555

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2016

Security	Shares	Value
TDC A/S	6,721	$28,660
Vestas Wind Systems A/S	1,472	95,596

		1,432,541
EGYPT — 0.02%
Talaat Moustafa Group	47,250	31,500

		31,500
FINLAND — 0.40%
Elisa OYJ	2,544	91,693
Kone OYJ Class B	4,080	178,224
Metso OYJ	1,152	23,684
Neste OYJ	2,832	88,192
Nokia OYJ	26,256	187,508
Sampo OYJ Class A	3,504	168,343
Wartsila OYJ Abp	2,160	96,551

		834,195
FRANCE — 3.39%
Aeroports de Paris	864	97,556
Airbus Group SE	4,464	279,286
AXA SA	16,752	412,740
BNP Paribas SA	7,536	356,548
Bollore SA	15,984	64,356
Cap Gemini SA	1,680	152,844
Carrefour SA	3,792	107,625
Christian Dior SE	528	89,012
CNP Assurances	3,600	47,972
Credit Agricole SA	11,568	115,108
Danone SA	4,512	309,776
Edenred	2,592	48,549
Essilor International SA	1,536	190,053
Fonciere des Regions	965	81,759
Gecina SA	624	79,910
Kering	672	112,743
Klepierre	1,632	70,460
L’Oreal SA	2,112	360,047
Legrand SA	3,216	176,499
LVMH Moet Hennessy Louis Vuitton SE	2,112	338,680
Natixis SA	12,144	59,329
Numericable-SFR SAS	720	28,475
Orange SA	13,824	244,268
Pernod Ricard SA	2,160	252,304
Peugeot SAa,b	2,208	32,636
Publicis Groupe SA	1,968	117,696
Renault SA	1,824	153,807
Rexel SA	5,664	66,834

Security	Shares	Value
Safran SA	2,736	$176,623
Sanofi	8,160	675,900
Schneider Electric SE	5,088	270,374
SCOR SE	2,592	90,100
SES SA	3,072	79,993
Societe Generale SA	6,048	230,226
Sodexo SA	1,104	107,704
Technip SA	1,632	75,651
Thales SA	1,872	142,136
Unibail-Rodamco SE	912	228,944
Vinci SA	3,984	269,086
Vivendi SA	9,120	197,662
Zodiac Aerospace	2,832	59,050

		7,050,321
GERMANY — 2.79%
adidas AG	1,920	197,324
Allianz SE Registered	3,552	571,327
BASF SE	4,176	276,089
Bayer AG Registered	4,992	558,525
Bayerische Motoren Werke AG	2,016	167,227
Beiersdorf AG	1,344	123,730
Brenntag AG	2,304	112,075
Commerzbank AGa	7,824	63,215
Continental AG	768	160,053
Daimler AG Registered	6,576	456,534
Deutsche Bank AG Registered	12,192	216,355
Deutsche Boerse AG	768	65,326
Deutsche Post AG Registered	6,000	144,973
Deutsche Telekom AG Registered	19,344	335,213
Deutsche Wohnen AG Bearer	2,112	55,407
Fresenius Medical Care AG & Co. KGaA	1,536	135,738
Fresenius SE & Co. KGaA	2,784	183,577
GEA Group AG	2,112	88,269
Hannover Rueck SE	336	35,121
Henkel AG & Co. KGaA	768	70,512
Infineon Technologies AG	10,704	142,230
Merck KGaA	1,440	124,777
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,344	257,188
SAP SE	6,864	543,596
Siemens AG Registered	5,856	558,751
Symrise AG	624	40,147
Vonovia SE	3,504	106,200

		5,789,479

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2016

Security	Shares	Value
GREECE — 0.04%
National Bank of Greece SAa	199,985	$53,882
Piraeus Bank SAa	180,010	35,255

		89,137
HONG KONG — 1.11%
AIA Group Ltd.	67,200	369,983
BOC Hong Kong Holdings Ltd.	24,000	63,216
Cheung Kong Infrastructure Holdings Ltd.[b]	48,000	448,987
Cheung Kong Property Holdings Ltd.	24,000	128,436
CK Hutchison Holdings Ltd.	24,000	297,115
Galaxy Entertainment Group Ltd.[b]	48,000	148,635
Hong Kong & China Gas Co. Ltd.	153,900	269,325
Hong Kong Exchanges and Clearing Ltd.[b]	4,800	105,031
Link REIT[b]	24,000	136,762
Melco Crown Entertainment Ltd. ADR	1,632	24,872
MGM China Holdings Ltd.	19,200	22,918
Michael Kors Holdings Ltd.[a]	768	30,643
MTR Corp. Ltd.	24,000	108,238
New World Development Co. Ltd.	47,000	38,045
Sands China Ltd.	19,200	66,115
Wynn Macau Ltd.[b]	38,400	41,198

		2,299,519
INDIA — 0.73%
ICICI Bank Ltd. ADR	33,312	221,525
Infosys Ltd. ADR	23,088	413,506
Larsen & Toubro Ltd. GDR[d]	13,872	224,033
Mahindra & Mahindra Ltd. GDR	12,432	221,911
State Bank of India GDR[d]	6,192	166,255
Wipro Ltd. ADR[b]	23,442	274,740

		1,521,970
INDONESIA — 0.30%
Astra International Tbk PT	336,000	157,329
Bank Central Asia Tbk PT	105,600	100,425
Bank Mandiri Persero Tbk PT	86,400	60,214
Bank Rakyat Indonesia Persero Tbk PT	124,800	101,697
Perusahaan Gas Negara Persero Tbk	504,000	87,994
Telekomunikasi Indonesia Persero Tbk PT	508,800	123,368

		631,027

Security	Shares	Value
IRELAND — 0.49%
Bank of Ireland[a]	201,072	$66,141
Endo International PLC[a]	1,776	98,515
Medtronic PLC	10,512	798,071
Pentair PLC	1,344	63,329

		1,026,056
ISRAEL — 0.21%
Bank Hapoalim BM	4,608	21,260
NICE-Systems Ltd.	624	36,519
Teva Pharmaceutical Industries Ltd.	6,144	371,996

		429,775
ITALY — 0.70%
Assicurazioni Generali SpA	9,888	147,543
Atlantia SpA	7,440	193,855
Banca Monte dei Paschi di Siena SpA[a]	19,296	13,843
CNH Industrial NV	11,232	69,701
Enel Green Power SpA	102,528	199,693
Intesa Sanpaolo SpA	76,992	218,103
Luxottica Group SpA	1,488	92,661
Snam SpA	41,088	229,632
Terna Rete Elettrica Nazionale SpA	28,416	151,708
UniCredit SpA	32,880	126,230

		1,442,969
JAPAN — 7.88%
AEON Financial Service Co. Ltd.	4,800	108,477
Amada Holdings Co. Ltd.	14,400	133,337
Asahi Group Holdings Ltd.	4,800	152,130
ASICS Corp.	4,800	87,662
Astellas Pharma Inc.	14,400	196,258
Bridgestone Corp.	4,800	171,914
Brother Industries Ltd.	4,800	47,538
Canon Inc.	9,600	265,008
Dai-ichi Life Insurance Co. Ltd. (The)	9,600	129,530
Daiichi Sankyo Co. Ltd.	9,600	196,774
Daiwa House Industry Co. Ltd.	4,800	133,218
Denso Corp.	4,800	204,584
Dentsu Inc.	4,800	250,180
East Japan Railway Co.	4,800	435,733
Fuji Heavy Industries Ltd.	4,800	192,531
FUJIFILM Holdings Corp.	4,800	182,302
Hino Motors Ltd.	9,600	106,891
Hitachi Chemical Co. Ltd.	4,800	82,666
Hitachi Ltd.	48,000	232,497

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2016

Security	Shares	Value
Honda Motor Co. Ltd.	9,600	$264,929
Hoya Corp.	4,800	182,381
IHI Corp.	48,000	100,706
Iida Group Holdings Co. Ltd.	4,800	84,094
Isuzu Motors Ltd.	9,600	95,314
ITOCHU Corp.	19,200	221,633
Japan Exchange Group Inc.	4,800	66,847
Japan Tobacco Inc.	9,600	369,600
JTEKT Corp.	4,800	75,609
Kansai Paint Co. Ltd.	9,600	131,870
Kao Corp.	4,800	253,550
KDDI Corp.	14,400	357,785
Kirin Holdings Co. Ltd.	9,600	134,368
Komatsu Ltd.	9,600	140,394
Kyocera Corp.	4,800	196,734
Marubeni Corp.	48,000	226,232
Marui Group Co. Ltd.	4,800	75,014
Mazda Motor Corp.	4,800	85,184
Mitsubishi Corp.	9,600	151,099
Mitsubishi Heavy Industries Ltd.	48,000	184,998
Mitsubishi UFJ Financial Group Inc.	105,600	531,554
Mitsui & Co. Ltd.	19,200	214,972
Mizuho Financial Group Inc.	225,600	383,500
MS&AD Insurance Group Holdings Inc.	4,800	127,865
Nexon Co. Ltd.	4,800	76,838
Nippon Paint Holdings Co. Ltd.	4,800	89,684
Nippon Telegraph & Telephone Corp.	4,800	199,351
Nissan Motor Co. Ltd.	28,800	280,709
Nitto Denko Corp.	4,800	270,440
Nomura Holdings Inc.	48,000	257,713
Nomura Real Estate Holdings Inc.	4,800	83,023
NTT DOCOMO Inc.	9,600	200,382
Olympus Corp.	4,800	183,967
Omron Corp.	4,800	122,314
ORIX Corp.	14,400	200,600
Otsuka Holdings Co. Ltd.	4,800	159,187
Panasonic Corp.	14,400	132,504
Rakuten Inc.[a]	9,600	97,415
Resona Holdings Inc.	38,400	173,659
SBI Holdings Inc./Japan	4,800	47,102
Secom Co. Ltd.	4,800	329,674
Sega Sammy Holdings Inc.	4,800	44,644
Sekisui House Ltd.	9,600	148,601
Seven & I Holdings Co. Ltd.	4,800	210,611

Security	Shares	Value
Shin-Etsu Chemical Co. Ltd.	4,800	$241,100
Shionogi & Co. Ltd.	4,800	206,210
Shiseido Co. Ltd.	4,800	88,812
SoftBank Group Corp.	4,800	208,747
Sompo Japan Nipponkoa Holdings Inc.	4,800	139,522
Sony Corp.	9,600	200,064
Sumitomo Corp.	28,800	282,612
Sumitomo Mitsui Financial Group Inc.	9,600	315,599
Sumitomo Mitsui Trust Holdings Inc.	48,000	150,584
Suzuki Motor Corp.	4,800	144,954
T&D Holdings Inc.	9,600	107,645
Takeda Pharmaceutical Co. Ltd.	4,800	228,889
Terumo Corp.	4,800	149,870
Toho Gas Co. Ltd.	48,000	311,238
Tokio Marine Holdings Inc.	4,800	168,425
Tokyo Gas Co. Ltd.	48,000	217,906
Toyota Industries Corp.	4,800	235,906
Toyota Motor Corp.	19,200	1,141,866
Toyota Tsusho Corp.	4,800	107,565
Unicharm Corp.	4,800	92,360
United Urban Investment Corp.	96	130,442
Yamaha Corp.	4,800	112,244
Yamato Holdings Co. Ltd.	4,800	103,779

		16,360,219
MALAYSIA — 0.33%
CIMB Group Holdings Bhd	48,000	47,942
Genting Bhd	38,400	72,826
Genting Malaysia Bhd	67,200	72,294
Malayan Banking Bhd	19,200	39,648
Petronas Chemicals Group Bhd	19,200	33,224
Petronas Dagangan Bhd	19,200	118,019
Petronas Gas Bhd	24,000	132,159
PPB Group Bhd	19,200	76,615
Public Bank Bhd	14,400	63,769
Sapurakencana Petroleum Bhd	72,000	32,578

		689,074
MEXICO — 0.47%
America Movil SAB de CV	240,000	168,959
Fibra Uno Administracion SA de CV	19,200	38,426
Fomento Economico Mexicano SAB de CV	14,400	136,179
Grupo Financiero Banorte SAB de CV	19,200	100,007

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2016

Security	Shares	Value
Grupo Mexico SAB de CV Series B	139,200	$269,470
Grupo Televisa SAB	19,200	101,581
OHL Mexico SAB de CVa,b	43,200	40,114
Wal-Mart de Mexico SAB de CV	48,000	120,424

		975,160
NETHERLANDS — 1.24%
Aegon NV	16,512	92,925
AerCap Holdings NVa	624	19,163
Altice NV Class Aa,b	3,888	55,701
ASML Holding NV	2,832	258,081
Heineken NV	2,016	174,557
ING Groep NV CVA	29,904	342,829
Koninklijke Ahold NV	5,136	115,733
Koninklijke KPN NV	25,536	98,339
Koninklijke Philips NV	8,352	221,368
Koninklijke Vopak NV	5,184	224,682
Mobileye NVa,b	1,200	32,556
Mylan NVa	2,928	154,276
Randstad Holding NV	480	26,037
RELX NV	5,778	96,063
Steinhoff International Holdings Ltd. Class H	17,616	84,535
Unilever NV CVA	11,088	490,589
Wolters Kluwer NV	2,784	94,409

		2,581,843
NEW ZEALAND — 0.07%
Auckland International Airport Ltd.	22,320	80,148
Meridian Energy Ltd.	42,144	64,078

		144,226
NORWAY — 0.20%
DNB ASA	9,456	112,896
Gjensidige Forsikring ASA	1,776	28,021
Orkla ASA	12,768	102,552
Schibsted ASA	2,112	61,441
Telenor ASA	6,240	100,667

		405,577
PERU — 0.03%
Credicorp Ltd.	672	68,114

		68,114
PHILIPPINES — 0.11%
Aboitiz Power Corp.	172,800	150,860
Philippine Long Distance Telephone Co.	1,680	78,271

		229,131

Security	Shares	Value
POLAND — 0.10%
Bank Pekao SA	1,920	$64,383
Powszechna Kasa Oszczednosci Bank Polski SAa	11,904	71,875
Powszechny Zaklad Ubezpieczen SA	8,640	68,442

		204,700
PORTUGAL — 0.01%
Banco Comercial Portugues SA Registered[a,b]	638,112	26,859

		26,859
QATAR — 0.10%
Qatar Gas Transport Co. Ltd.	35,712	203,057

		203,057
RUSSIA — 0.27%
Magnit PJSC GDR[d]	5,856	228,677
MegaFon PJSC GDR[d]	8,066	96,389
Mobile TeleSystems PJSC ADR	21,504	150,528
Sberbank of Russia PJSC ADR	15,648	85,907

		561,501
SINGAPORE — 0.41%
Ascendas REIT	29,857	48,667
CapitaLand Commercial Trust Ltd.	62,400	56,775
CapitaLand Ltd.[b]	43,200	93,181
City Developments Ltd.[b]	4,800	23,472
Genting Singapore PLC	76,800	38,041
Global Logistic Properties Ltd.[b]	48,000	56,994
Hutchison Port Holdings Trust[b]	153,600	72,960
Keppel Corp. Ltd.	4,800	16,930
Singapore Telecommunications Ltd.	96,000	236,746
Suntec REIT[b]	43,200	47,956
UOL Group Ltd.	14,400	56,657
Wilmar International Ltd.	19,200	38,446
Yangzijiang Shipbuilding Holdings Ltd.	96,000	62,728

		849,553
SOUTH AFRICA — 0.65%
Aspen Pharmacare Holdings Ltd.	4,464	75,523
Barclays Africa Group Ltd.	4,896	44,329
Bidvest Group Ltd. (The)	3,936	90,290
Brait SEa,b	3,552	36,737
FirstRand Ltd.	42,144	118,533
Fortress Income Fund Ltd.	21,312	46,243
Growthpoint Properties Ltd.	53,232	76,299

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2016

Security	Shares	Value
Mr. Price Group Ltd.	3,600	$36,955
MTN Group Ltd.	13,296	116,654
Naspers Ltd. Class N	2,976	373,591
Nedbank Group Ltd.	4,464	52,625
Redefine Properties Ltd.	85,632	51,164
RMB Holdings Ltd.	20,688	73,254
Sanlam Ltd.	15,120	55,155
Standard Bank Group Ltd.	14,304	100,947

		1,348,299
SOUTH KOREA — 1.29%
AmorePacific Corp.[a]	480	162,349
Celltrion Inc.[a]	592	55,353
E-MART Inc.	96	13,132
Hana Financial Group Inc.	2,784	49,694
Hanmi Pharm Co. Ltd.[a]	48	28,066
Hanwha Corp.[a]	2,352	71,508
Hyundai Mobis Co. Ltd.[a]	528	113,844
Hyundai Motor Co.	672	74,548
Industrial Bank of Korea[a]	8,160	78,272
Kangwon Land Inc.[a]	3,888	133,611
Kia Motors Corp.	2,592	97,613
Korea Gas Corp.[a]	2,448	76,264
Korea Zinc Co. Ltd.[a]	384	139,648
KT&G Corp.	1,248	107,739
LG Chem Ltd.	288	70,985
LG Household & Health Care Ltd.	48	39,676
NAVER Corp.	165	86,429
Samsung C&T Corp.	768	95,448
Samsung Electronics Co. Ltd.	700	671,449
Samsung Fire & Marine Insurance Co. Ltd.	528	131,240
Samsung Life Insurance Co. Ltd.	1,200	110,101
Samsung SDS Co. Ltd.	444	82,030
SK Holdings Co. Ltd.[a]	384	75,589
SK Hynix Inc.	2,112	48,092
SK Telecom Co. Ltd.	384	66,941

		2,679,621
SPAIN — 1.13%
Abertis Infraestructuras SA	10,623	157,534
Aena SAa,c	576	63,728
Amadeus IT Holding SA Class A	4,512	183,156
Banco Bilbao Vizcaya Argentaria SA	52,790	336,788
Banco de Sabadell SA	53,182	95,756
Banco Popular Espanol SA	23,911	64,139
Banco Santander SA	117,282	499,371
Bankia SA	34,656	34,274

Security	Shares	Value
CaixaBank SA	24,828	$74,685
Ferrovial SA	4,080	88,891
Industria de Diseno Textil SA	8,736	285,332
Mapfre SA	27,936	62,240
Telefonica SA	38,923	407,605

		2,353,499
SWEDEN — 0.91%
Assa Abloy AB	6,912	145,657
Atlas Copco AB Class A	5,616	119,721
Atlas Copco AB Class B	3,456	70,209
Boliden AB	11,280	155,882
Electrolux AB Class B	912	19,782
Hennes & Mauritz AB Class B	5,328	173,604
Hexagon AB Class B	1,056	34,974
Investment AB Kinnevik Class B	912	23,398
Investor AB Class B	3,504	116,746
Lundin Petroleum ABa	6,768	96,765
Nordea Bank AB	20,160	201,954
Sandvik AB	8,256	68,600
Securitas AB Class B	2,016	29,600
Skandinaviska Enskilda Banken AB Class A	8,976	86,149
SKF AB Class B	1,632	24,780
Svenska Handelsbanken AB Class A	7,488	93,699
Swedbank AB Class A	3,984	83,211
Telefonaktiebolaget LM Ericsson Class B	19,344	170,093
TeliaSonera AB	9,600	45,151
Volvo AB Class B	13,632	123,285

		1,883,260
SWITZERLAND — 3.20%
ABB Ltd. Registered	15,360	263,383
Adecco SA Registered	1,536	93,691
Cie. Financiere Richemont SA Class A Registered	3,600	232,762
Credit Suisse Group AG Registered	14,010	246,113
EMS-Chemie Holding AG Registered	288	120,299
Geberit AG Registered	336	118,640
Givaudan SA Registered	144	268,002
Kuehne + Nagel International AG Registered	672	88,538
Nestle SA Registered	20,064	1,472,515
Novartis AG Registered	14,736	1,128,948

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2016

Security	Shares	Value
Roche Holding AG	4,368	$1,124,984
Swatch Group AG (The) Bearer[b]	336	114,246
Swiss Life Holding AG Registered	384	97,288
Swiss Re AG	2,928	270,897
Swisscom AG Registered	48	23,774
Syngenta AG Registered	768	281,746
Transocean Ltd.[b]	4,704	47,882
UBS Group AG	25,296	415,490
Weatherford International PLC[a]	3,888	26,205
Zurich Insurance Group AG	960	211,553

		6,646,956
TAIWAN — 1.15%
Acer Inc.[a]	288,000	98,916
Asia Pacific Telecom Co. Ltd.[a]	192,000	64,504
Cathay Financial Holding Co. Ltd.	144,000	162,412
Chailease Holding Co. Ltd.	48,000	76,022
Chunghwa Telecom Co. Ltd.	48,000	147,582
Formosa Petrochemical Corp.	144,000	353,764
Foxconn Technology Co. Ltd.	48,000	93,156
Fubon Financial Holding Co. Ltd.	48,000	55,001
Highwealth Construction Corp.	48,000	47,586
Hon Hai Precision Industry Co. Ltd.	48,500	113,767
Mega Financial Holding Co. Ltd.	96,000	62,056
Pou Chen Corp.	96,000	118,065
Quanta Computer Inc.	48,000	76,742
Ruentex Development Co. Ltd.	96,000	115,330
Taiwan Mobile Co. Ltd.	48,000	143,838
Taiwan Semiconductor Manufacturing Co. Ltd.	144,000	613,363
Yulon Motor Co. Ltd.	48,000	42,475

		2,384,579
THAILAND — 0.21%
Advanced Info Service PCL NVDR	14,400	68,106
Airports of Thailand PCL NVDR	14,400	152,332
Energy Absolute PCL NVDR	153,600	95,859
Siam Commercial Bank PCL (The) NVDR	33,600	122,242

		438,539
TURKEY — 0.10%
Akbank TAS	18,432	44,776
Tupras Turkiye Petrol Rafinerileri ASa	2,400	60,735
Turkcell Iletisim Hizmetleri AS	6,144	21,838
Turkiye Garanti Bankasi AS	22,272	55,911
Turkiye Halk Bankasi AS	9,168	31,533

		214,793

Security	Shares	Value
UNITED ARAB EMIRATES — 0.07%
Aldar Properties PJSC	74,448	$44,591
DP World Ltd.	2,112	36,643
Emaar Properties PJSC	54,912	73,106

		154,340
UNITED KINGDOM — 6.79%
3i Group PLC	13,395	83,984
Amec Foster Wheeler PLC	18,912	110,553
Antofagasta PLC	26,112	140,826
ARM Holdings PLC	9,456	133,194
Associated British Foods PLC	2,496	111,528
AstraZeneca PLC	8,496	540,815
Aviva PLC	31,587	215,428
BAE Systems PLC	28,800	210,800
Barclays PLC	117,600	310,277
British American Tobacco PLC	13,344	737,642
British Land Co. PLC (The)	10,032	105,305
BT Group PLC	56,064	385,586
Bunzl PLC	2,064	54,691
Burberry Group PLC	4,032	68,347
Capita PLC	7,440	124,005
Cobham PLC	17,280	62,260
Compass Group PLC	13,632	232,624
Croda International PLC	3,024	122,338
Diageo PLC	17,952	479,886
Direct Line Insurance Group PLC	15,441	82,049
Experian PLC	8,976	151,516
Fresnillo PLC	6,432	65,874
GlaxoSmithKline PLC	31,584	644,699
Hammerson PLC	11,808	97,734
HSBC Holdings PLC	123,024	859,111
IMI PLC	6,768	77,235
Imperial Tobacco Group PLC	8,352	448,539
Intertek Group PLC	2,016	80,929
Intu Properties PLC	14,304	60,668
Investec PLC	9,600	60,449
ITV PLC	38,064	144,055
Johnson Matthey PLC	3,626	126,787
Kingfisher PLC	21,696	100,360
Land Securities Group PLC	6,816	105,870
Legal & General Group PLC	42,096	145,402
Lloyds Banking Group PLC	390,048	362,179
London Stock Exchange Group PLC	2,496	87,594
Marks & Spencer Group PLC	11,472	69,014
Meggitt PLC	15,888	81,900

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2016

Security	Shares	Value
Melrose Industries PLC	1	$2
National Grid PLC	34,512	482,601
Next PLC	1,296	127,308
Nielsen Holdings PLC	2,976	143,324
Old Mutual PLC	27,696	66,670
Pearson PLC	7,296	81,657
Persimmon PLC	3,264	94,266
Petrofac Ltd.	5,808	65,209
Prudential PLC	16,416	318,437
Randgold Resources Ltd.	2,208	155,569
Reckitt Benckiser Group PLC	4,848	428,705
RELX PLC	6,144	107,198
Rolls-Royce Holdings PLC	15,216	119,791
Royal Bank of Scotland Group PLC[a]	17,424	62,457
Royal Mail PLC	9,120	59,405
SABMiller PLC	6,912	410,080
Segro PLC	9,792	60,963
Severn Trent PLC	5,808	180,344
Shire PLC	4,368	242,264
Sky PLC	9,120	139,975
Smith & Nephew PLC	8,736	143,995
Smiths Group PLC	6,240	83,513
Standard Chartered PLC	28,202	188,421
Standard Life PLC	13,179	67,954
Taylor Wimpey PLC	19,056	52,008
Tesco PLC[a]	58,728	144,452
Travis Perkins PLC	3,696	95,681
Unilever PLC	9,216	403,299
United Utilities Group PLC	21,264	288,509
Vodafone Group PLC	187,632	595,923
Weir Group PLC (The)	5,856	71,853
Whitbread PLC	1,968	111,664
William Hill PLC	11,328	62,508
Wolseley PLC	2,496	122,610
WPP PLC	11,520	247,895

		14,108,563
UNITED STATES — 52.38%
3M Co.	3,888	587,088
Abbott Laboratories	9,696	366,994
AbbVie Inc.	10,080	553,392
Accenture PLC Class A	4,128	435,669
Activision Blizzard Inc.	4,128	143,737
Adobe Systems Inc.[a]	3,216	286,642
ADT Corp. (The)	1,776	52,534
Advance Auto Parts Inc.	480	72,984

Security	Shares	Value
Aetna Inc.	2,448	$249,304
Affiliated Managers Group Inc.[a]	384	51,529
Aflac Inc.	3,264	189,181
AGCO Corp.	1,968	95,979
Agilent Technologies Inc.	2,160	81,324
Akamai Technologies Inc.[a]	1,344	61,313
Alexion Pharmaceuticals Inc.[a]	1,680	245,162
Alleghany Corp.[a]	144	68,820
Allergan PLC[a]	2,558	727,572
Alliance Data Systems Corp.[a]	336	67,129
Allstate Corp. (The)	3,600	218,160
Alnylam Pharmaceuticals Inc.[a]	192	13,236
Alphabet Inc. Class Aa	1,968	1,498,337
Alphabet Inc. Class Ca	1,872	1,390,802
Altria Group Inc.	13,488	824,252
Amazon.com Inc.[a]	2,448	1,436,976
American Capital Agency Corp.	5,424	92,588
American Express Co.	5,952	318,432
American International Group Inc.	10,128	572,029
American Tower Corp.	2,448	230,944
American Water Works Co. Inc.	8,400	545,244
Ameriprise Financial Inc.	1,536	139,238
AmerisourceBergen Corp.	1,632	146,162
AMETEK Inc.	3,264	153,571
Amgen Inc.	4,896	747,766
Amphenol Corp. Class A	1,872	92,795
Analog Devices Inc.	3,312	178,384
Annaly Capital Management Inc.	12,336	117,192
Anthem Inc.	2,160	281,858
Aon PLC	1,632	143,339
Apple Inc.	35,808	3,485,551
Applied Materials Inc.	13,776	243,146
Ashland Inc.	768	72,776
Assurant Inc.	1,200	97,572
AT&T Inc.	38,832	1,400,282
Autodesk Inc.[a]	2,496	116,863
Autoliv Inc.	624	64,135
Automatic Data Processing Inc.	3,408	283,171
AutoZone Inc.[a]	240	184,174
Avago Technologies Ltd.	2,064	275,977
AvalonBay Communities Inc.	720	123,473
Avnet Inc.	1,824	72,814
Axalta Coating Systems Ltd.[a]	1,152	27,429
Axis Capital Holdings Ltd.	1,440	77,630
B/E Aerospace Inc.	1,440	58,248
Baker Hughes Inc.	5,664	246,441

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2016

Security	Shares	Value
Bank of America Corp.	68,976	$975,321
Bank of New York Mellon Corp. (The)	8,208	297,294
Baxalta Inc.	2,304	92,183
Baxter International Inc.	3,648	133,517
BB&T Corp.	5,136	167,742
Becton Dickinson and Co.	1,548	225,033
Berkshire Hathaway Inc. Class Ba	5,808	753,704
Best Buy Co. Inc.	1,968	54,966
Biogen Inc.[a]	1,488	406,313
BioMarin Pharmaceutical Inc.[a]	1,344	99,483
BlackRock Inc.[e]	960	301,690
Boeing Co. (The)	4,560	547,793
BorgWarner Inc.	1,584	46,506
Boston Properties Inc.	1,104	128,296
Boston Scientific Corp.[a]	10,272	180,068
Bristol-Myers Squibb Co.	10,320	641,491
Broadcom Corp. Class A	4,841	264,657
Brown-Forman Corp. Class B	1,536	150,282
CA Inc.	3,936	113,081
Cameron International Corp.[a]	3,504	230,073
Campbell Soup Co.	1,344	75,815
Capital One Financial Corp.	4,848	318,126
Cardinal Health Inc.	2,544	207,005
Caterpillar Inc.	4,416	274,852
CBRE Group Inc. Class Aa	2,736	76,526
CBS Corp. Class B NVS	4,032	191,520
Celanese Corp. Series A	2,400	152,808
Celgene Corp.[a]	5,280	529,690
CenturyLink Inc.	2,496	63,448
Cerner Corp.[a]	1,968	114,164
Charles Schwab Corp. (The)	8,160	208,325
Charter Communications Inc. Class Aa	528	90,478
Cheniere Energy Inc.[a]	6,768	203,378
Chipotle Mexican Grill Inc.[a]	144	65,228
Chubb Ltd.	3,044	344,185
Cigna Corp.	2,208	294,989
Cimarex Energy Co.	864	80,352
Cintas Corp.	1,296	111,352
Cisco Systems Inc.	34,176	813,047
CIT Group Inc.	1,296	38,038
Citigroup Inc.	20,640	878,851
Citrix Systems Inc.[a]	1,392	98,080
CME Group Inc./IL	2,448	219,953
Coach Inc.	3,024	112,039

Security	Shares	Value
Coca-Cola Co. (The)	26,208	$1,124,847
Coca-Cola Enterprises Inc.	3,168	147,059
Cognizant Technology Solutions Corp. Class Aa	4,416	279,577
Colgate-Palmolive Co.	6,144	414,904
Columbia Pipeline Group Inc.	14,160	262,668
Comcast Corp. Class A	16,686	929,577
Concho Resources Inc.[a]	960	91,325
Consolidated Edison Inc.	1,824	126,567
Constellation Brands Inc. Class A	1,536	234,209
Core Laboratories NV	768	75,571
Corning Inc.	8,448	157,217
Costco Wholesale Corp.	3,600	544,032
CR Bard Inc.	672	123,157
Crown Castle International Corp.	2,064	177,917
CSX Corp.	2,736	62,983
Cummins Inc.	1,584	142,386
CVS Health Corp.	9,408	908,719
Danaher Corp.	5,232	453,353
DaVita HealthCare Partners Inc.[a]	1,104	74,100
Deere & Co.	3,024	232,878
Delphi Automotive PLC	1,680	109,099
Digital Realty Trust Inc.	912	73,033
Discover Financial Services	4,080	186,823
Discovery Communications Inc. Class C NVS[a,b]	4,032	109,711
DISH Network Corp. Class Aa	1,728	83,411
Dollar General Corp.	1,776	133,307
Dollar Tree Inc.[a]	1,008	81,971
Dover Corp.	1,824	106,613
DR Horton Inc.	3,216	88,472
Dr Pepper Snapple Group Inc.	2,352	220,712
Eaton Corp. PLC	3,936	198,807
eBay Inc.[a]	7,872	184,677
Ecolab Inc.	4,416	476,354
Edwards Lifesciences Corp.[a]	1,536	120,131
EI du Pont de Nemours & Co.	3,984	210,196
Electronic Arts Inc.[a]	2,208	142,515
Eli Lilly & Co.	6,336	501,178
EMC Corp./MA	14,832	367,389
Emerson Electric Co.	6,144	282,501
EOG Resources Inc.	3,504	248,854
Equifax Inc.	1,344	142,195
Equinix Inc.	393	122,054
Equity Residential	2,112	162,814

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2016

Security	Shares	Value
Estee Lauder Companies Inc. (The) Class A	1,824	$155,496
Everest Re Group Ltd.	576	103,069
Eversource Energy	7,104	382,195
Expedia Inc.	864	87,299
Expeditors International of Washington Inc.	2,832	127,780
Express Scripts Holding Co.[a]	5,424	389,823
F5 Networks Inc.[a]	816	76,524
Facebook Inc. Class Aa	12,768	1,432,697
Fastenal Co.	2,448	99,291
Fidelity National Information Services Inc.	2,256	134,751
Fifth Third Bancorp.	6,864	108,451
Fiserv Inc.[a]	2,256	213,327
FleetCor Technologies Inc.[a]	576	70,756
Flowserve Corp.	3,504	135,395
Fluor Corp.	2,448	109,891
FMC Technologies Inc.[a]	5,280	132,792
Ford Motor Co.	21,168	252,746
Franklin Resources Inc.	3,024	104,812
Frontier Communications Corp.	6,528	29,702
Gap Inc. (The)	1,728	42,716
Garmin Ltd.	1,296	45,593
General Dynamics Corp.	2,304	308,206
General Electric Co.	61,323	1,784,499
General Growth Properties Inc.	2,736	76,717
General Mills Inc.	5,040	284,810
General Motors Co.	6,480	192,067
Gilead Sciences Inc.	9,456	784,848
Goldman Sachs Group Inc. (The)	3,456	558,351
H&R Block Inc.	2,352	80,086
Halliburton Co.	8,304	263,984
Harley-Davidson Inc.	1,392	55,680
Harman International Industries Inc.	336	24,995
Hartford Financial Services Group Inc. (The)	4,416	177,435
Hasbro Inc.	1,200	89,136
HCA Holdings Inc.[a]	1,392	96,855
HCP Inc.	3,744	134,559
Helmerich & Payne Inc.	2,256	114,605
Henry Schein Inc.[a]	672	101,768
Hershey Co. (The)	1,584	139,566
Hertz Global Holdings Inc.[a]	4,176	37,918
HollyFrontier Corp.	3,552	124,213

Security	Shares	Value
Home Depot Inc. (The)	8,640	$1,086,566
Honeywell International Inc.	4,752	490,406
Host Hotels & Resorts Inc.	2,592	35,899
HP Inc.	13,008	126,308
Humana Inc.	1,008	164,092
IHS Inc. Class Aa	672	70,305
Illinois Tool Works Inc.	3,792	341,545
Illumina Inc.[a]	816	128,887
Incyte Corp.[a]	960	67,738
Ingersoll-Rand PLC	2,400	123,528
Intel Corp.	31,152	966,335
Intercontinental Exchange Inc.	864	227,923
International Business Machines Corp.	6,096	760,720
International Flavors & Fragrances Inc.	1,728	202,107
Intuit Inc.	2,016	192,548
Intuitive Surgical Inc.[a]	240	129,804
Invesco Ltd.	3,648	109,185
Ionis Pharmaceuticals Inc.[a,b]	576	22,424
Jacobs Engineering Group Inc.[a]	4,032	158,175
JM Smucker Co. (The)	1,104	141,665
Johnson & Johnson	17,664	1,844,828
Johnson Controls Inc.	3,120	111,914
JPMorgan Chase & Co.	24,288	1,445,136
Juniper Networks Inc.	3,984	94,022
Kansas City Southern	912	64,643
Kellogg Co.	2,064	151,580
KeyCorp	6,528	72,852
Kimberly-Clark Corp.	1,296	166,432
Kimco Realty Corp.	2,016	54,815
Kinder Morgan Inc./DE	22,512	370,322
KLA-Tencor Corp.	1,872	125,405
Kohl’s Corp.	1,200	59,700
Kraft Heinz Co. (The)	4,800	374,688
L Brands Inc.	1,536	147,686
L-3 Communications Holdings Inc.	1,344	157,033
Lam Research Corp.	2,016	144,729
Las Vegas Sands Corp.	4,464	201,326
Legg Mason Inc.	1,680	51,442
Lennar Corp. Class A	2,064	86,998
Liberty Global PLC Series Aa	1,824	62,764
Liberty Global PLC Series C NVS[a]	3,264	108,724
Liberty Interactive Corp. QVC Group Series Aa	3,504	91,314

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2016

Security	Shares	Value
Lincoln National Corp.	2,928	$115,539
LinkedIn Corp. Class Aa	624	123,496
Lockheed Martin Corp.	2,208	465,888
Loews Corp.	3,216	119,024
Lowe’s Companies Inc.	5,568	399,003
LyondellBasell Industries NV Class A	1,680	130,990
M&T Bank Corp.	864	95,196
Macy’s Inc.	2,352	95,044
Mallinckrodt PLC[a]	912	52,978
ManpowerGroup Inc.	1,200	91,620
Marathon Petroleum Corp.	4,224	176,521
Marsh & McLennan Companies Inc.	2,112	112,633
MasterCard Inc. Class A	6,576	585,461
Mattel Inc.[b]	4,752	131,108
McCormick & Co. Inc./MD	1,584	139,344
McDonald’s Corp.	6,624	819,919
McGraw Hill Financial Inc.	1,824	155,077
McKesson Corp.	1,632	262,719
Mead Johnson Nutrition Co.	1,728	125,263
Merck & Co. Inc.	17,760	899,899
MetLife Inc.	9,264	413,638
MGM Resorts International[a]	1,680	33,734
Micron Technology Inc.[a]	5,136	56,650
Microsoft Corp.	48,165	2,653,410
Molson Coors Brewing Co. Class B	1,584	143,320
Mondelez International Inc. Class A	12,144	523,406
Monsanto Co.	4,800	434,880
Monster Beverage Corp.[a]	1,200	162,036
Moody’s Corp.	1,344	119,804
Morgan Stanley	10,848	280,746
Mosaic Co. (The)	1,536	37,018
Motorola Solutions Inc.	1,632	108,969
Nasdaq Inc.	2,352	145,824
National Oilwell Varco Inc.	5,424	176,497
NetApp Inc.	2,544	55,790
Netflix Inc.[a]	2,832	260,091
News Corp. Class A	4,368	56,653
NIKE Inc. Class B	9,792	607,202
Norfolk Southern Corp.	1,152	81,216
Northern Trust Corp.	2,352	146,012
Northrop Grumman Corp.	1,344	248,721
NVIDIA Corp.	5,664	165,899
O’Reilly Automotive Inc.[a]	768	200,371
Oceaneering International Inc.	3,456	116,986

Security	Shares	Value
Omnicom Group Inc.	1,920	$140,832
ONEOK Inc.	9,696	241,527
Oracle Corp.	23,568	855,754
PACCAR Inc.	3,600	176,652
Palo Alto Networks Inc.[a]	336	50,229
Parker-Hannifin Corp.	1,344	130,583
PartnerRe Ltd.	384	53,914
Paychex Inc.	1,824	87,297
PayPal Holdings Inc.[a]	6,048	218,575
Pepco Holdings Inc.	2,496	66,593
PepsiCo Inc.	9,168	910,382
Perrigo Co. PLC	912	131,857
Pfizer Inc.	40,512	1,235,211
PG&E Corp.	6,048	332,096
Philip Morris International Inc.	10,608	954,826
Phillips 66	1,776	142,346
Pioneer Natural Resources Co.	2,304	285,581
Plains GP Holdings LP Class A	13,392	107,136
PNC Financial Services Group Inc. (The)[e]	4,080	353,532
PPG Industries Inc.	3,168	301,340
Precision Castparts Corp.	1,056	248,107
Priceline Group Inc. (The)[a]	336	357,830
Principal Financial Group Inc.	2,160	82,080
Procter & Gamble Co. (The)	17,472	1,427,288
Prologis Inc.	3,600	142,092
Prudential Financial Inc.	3,600	252,288
Public Storage	1,056	267,759
PulteGroup Inc.	3,504	58,727
PVH Corp.	672	49,311
Qorvo Inc.[a]	816	32,314
QUALCOMM Inc.	11,184	507,083
Quanta Services Inc.[a]	5,856	109,507
Quest Diagnostics Inc.	1,056	69,348
Ralph Lauren Corp.	624	70,200
Raytheon Co.	2,736	350,865
Realty Income Corp.	1,872	104,439
Red Hat Inc.[a]	1,296	90,785
Regeneron Pharmaceuticals Inc.[a]	528	221,808
Regions Financial Corp.	12,816	104,066
Reynolds American Inc.	7,968	398,002
Rite Aid Corp.[a]	3,408	26,548
Robert Half International Inc.	1,392	60,928
Rockwell Automation Inc.	1,680	160,558
Rockwell Collins Inc.	1,536	124,232

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2016

Security	Shares	Value
Roper Technologies Inc.	1,056	$185,508
Ross Stores Inc.	3,072	172,831
salesforce.com inc.[a]	3,600	245,016
SanDisk Corp.	1,248	88,234
SBA Communications Corp. Class Aa	720	71,482
Schlumberger Ltd.	11,616	839,488
Seagate Technology PLC	2,736	79,481
Sealed Air Corp.	2,016	81,708
Sempra Energy	864	81,864
Sensata Technologies Holding NVa	2,208	81,034
Sherwin-Williams Co. (The)	1,200	306,804
Simon Property Group Inc.	1,968	366,599
Skyworks Solutions Inc.	1,968	135,635
Spectra Energy Corp.	20,263	556,219
Splunk Inc.[a]	624	28,885
St. Jude Medical Inc.	2,160	114,178
Stanley Black & Decker Inc.	1,680	158,491
Staples Inc.	6,576	58,658
Starbucks Corp.	10,464	635,897
State Street Corp.	3,648	203,303
Stryker Corp.	2,544	252,238
SunTrust Banks Inc.	4,320	158,026
Symantec Corp.	5,568	110,469
Synchrony Financial[a]	5,464	155,287
Sysco Corp.	4,368	173,890
T Rowe Price Group Inc.	1,968	139,630
Target Corp.	3,120	225,950
TD Ameritrade Holding Corp.	2,016	55,601
TE Connectivity Ltd.	2,688	153,646
Tesla Motors Inc.[a,b]	864	165,197
Tesoro Corp.	768	67,008
Texas Instruments Inc.	7,056	373,474
Textron Inc.	2,256	77,200
Thermo Fisher Scientific Inc.	2,832	373,994
Tiffany & Co.	960	61,286
Time Warner Cable Inc.	1,968	358,196
Time Warner Inc.	5,568	392,210
TJX Companies Inc. (The)	5,184	369,308
TransDigm Group Inc.[a]	528	118,657
Travelers Companies Inc. (The)	2,208	236,344
TripAdvisor Inc.[a]	1,296	86,521
Twenty-First Century Fox Inc. Class A	6,816	183,828
Twenty-First Century Fox Inc. Class B	5,760	156,096

Security	Shares	Value
Twitter Inc.[a]	4,176	$70,157
U.S. Bancorp.	9,840	394,190
Under Armour Inc. Class Aa,b	1,248	106,617
Union Pacific Corp.	5,328	383,616
United Parcel Service Inc. Class B	3,072	286,310
United Rentals Inc.[a]	768	36,795
United Technologies Corp.	6,672	585,068
UnitedHealth Group Inc.	6,864	790,458
Unum Group	2,976	85,233
Valero Energy Corp.	2,064	140,084
Varian Medical Systems Inc.[a]	960	74,045
Verisk Analytics Inc. Class Aa	1,296	94,608
Verizon Communications Inc.	24,528	1,225,664
Vertex Pharmaceuticals Inc.[a]	1,968	178,596
VF Corp.	2,448	153,245
Viacom Inc. Class B NVS	1,824	83,247
Visa Inc. Class A	13,056	972,541
VMware Inc. Class Aa	816	37,332
Vornado Realty Trust	960	84,922
Voya Financial Inc.	1,440	44,035
Wal-Mart Stores Inc.	10,128	672,094
Walgreens Boots Alliance Inc.	6,384	508,933
Walt Disney Co. (The)	11,194	1,072,609
Waters Corp.[a]	576	69,817
Wells Fargo & Co.	30,912	1,552,710
Welltower Inc.	2,784	173,221
Western Digital Corp.	2,160	103,637
Western Union Co. (The)	4,512	80,494
WestRock Co.	1,008	35,562
Whirlpool Corp.	432	58,056
Whole Foods Market Inc.	2,832	83,006
Williams Companies Inc. (The)	8,256	159,341
WW Grainger Inc.[b]	576	113,293
Wynn Resorts Ltd.	768	51,717
Xerox Corp.	11,760	114,660
Xilinx Inc.	2,832	142,365
XL Group PLC	3,264	118,353
Xylem Inc./NY	2,064	74,201
Yahoo! Inc.[a]	6,768	199,724
Yum! Brands Inc.	2,496	180,636
Zimmer Biomet Holdings Inc.	1,536	152,463
Zoetis Inc.	2,784	119,851

		108,811,762

TOTAL COMMON STOCKS
(Cost: $226,043,831)		205,732,008

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2016

Security	Shares	Value
PREFERRED STOCKS — 0.66%

BRAZIL — 0.15%
Banco Bradesco SA	21,600	$97,534
Cia. Energetica de Sao Paulo Class B	24,000	78,755
Itau Unibanco Holding SA	20,960	130,102

		306,391
COLOMBIA — 0.10%
Bancolombia SA	5,952	43,328
Grupo de Inversiones Suramericana SA	14,640	153,326

		196,654
GERMANY — 0.22%
Bayerische Motoren Werke AG	912	62,308
Henkel AG & Co. KGaA	1,488	157,419
Porsche Automobil Holding SE	1,728	78,138
Volkswagen AG	1,392	161,014

		458,879
ITALY — 0.06%
Telecom Italia SpA	148,752	133,031

		133,031
SOUTH KOREA — 0.13%
Hyundai Motor Co.	672	54,314
Hyundai Motor Co. Series 2	768	64,699
Samsung Electronics Co. Ltd.	192	159,987

		279,000

TOTAL PREFERRED STOCKS
(Cost: $1,951,738)		1,373,955

SHORT-TERM INVESTMENTS — 1.66%

MONEY MARKET FUNDS — 1.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[e,f,g]	3,144,580	3,144,580
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[e,f,g]	165,502	165,502

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[e,f]	129,486	$129,486

		3,439,568

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,439,568)		3,439,568

TOTAL INVESTMENTS IN SECURITIES — 101.35%
(Cost: $231,435,137)		210,545,531
Other Assets, Less Liabilities — (1.35)%		(2,794,711)

NET ASSETS — 100.00%		$207,750,820

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.83%

CHINA — 28.42%
58.com Inc. ADR[a,b]	29,436	$1,651,360
AAC Technologies Holdings Inc.	669,000	4,254,933
Agricultural Bank of China Ltd. Class H	17,840,000	6,303,603
Air China Ltd. Class H	1,784,000	1,141,525
Alibaba Group Holding Ltd. ADR[a,b]	396,940	26,606,888
Alibaba Health Information Technology Ltd.[a]	2,276,000	1,137,583
Alibaba Pictures Group Ltd.[a,b]	8,920,000	1,799,392
Aluminum Corp. of China Ltd. Class Ha,b	2,676,000	801,131
Anhui Conch Cement Co. Ltd. Class H	892,000	1,737,502
Anta Sports Products Ltd.	892,000	2,138,641
AviChina Industry & Technology Co. Ltd. Class H	1,338,000	924,911
Baidu Inc.[a,b]	104,810	17,112,329
Bank of China Ltd. Class H	62,886,000	24,563,423
Bank of Communications Co. Ltd. Class H	6,690,100	4,048,693
Beijing Capital International Airport Co. Ltd. Class H	892,000	802,277
Beijing Enterprises Holdings Ltd.	446,000	2,211,992
Beijing Enterprises Water Group Ltd.	3,578,000	1,760,761
Belle International Holdings Ltd.	3,568,000	2,383,908
Brilliance China Automotive Holdings Ltd.	2,676,000	2,554,679
Byd Co. Ltd. Class Ha,b	446,000	2,017,153
CAR Inc.[a,b]	446,000	555,863
CGN Power Co. Ltd. Class Hc	6,690,000	1,959,848
China Cinda Asset Management Co. Ltd. Class H	7,136,000	2,218,868
China CITIC Bank Corp. Ltd. Class Ha	6,690,200	3,885,428
China Coal Energy Co. Ltd. Class Hb	2,230,000	753,567
China Communications Construction Co. Ltd. Class H	3,568,000	3,122,003
China Communications Services Corp. Ltd. Class H	1,784,000	696,835

Security	Shares	Value
China Conch Venture Holdings Ltd.[b]	892,000	$1,432,637
China Construction Bank Corp. Class H	66,454,390	40,387,424
China COSCO Holdings Co. Ltd. Class Ha,b	2,789,000	985,468
China Everbright Bank Co. Ltd. Class H	2,280,000	1,063,415
China Everbright International Ltd.[b]	1,784,000	1,881,912
China Everbright Ltd.	892,000	1,833,776
China Galaxy Securities Co. Ltd. Class H	2,676,000	1,946,094
China Gas Holdings Ltd.	1,784,000	2,264,713
China Huishan Dairy Holdings Co. Ltd.[b]	4,460,000	1,679,051
China International Marine Containers Group Co. Ltd. Class H	401,483	625,217
China Jinmao Holdings Group Ltd.[b]	2,686,000	697,138
China Life Insurance Co. Ltd. Class H	5,798,000	13,990,561
China Longyuan Power Group Corp. Ltd.	2,230,000	1,318,026
China Medical System Holdings Ltd.	892,000	1,036,083
China Mengniu Dairy Co. Ltd.	2,230,000	3,077,305
China Merchants Bank Co. Ltd. Class H	3,791,446	7,268,337
China Merchants Holdings International Co. Ltd.[b]	892,000	2,435,483
China Minsheng Banking Corp. Ltd. Class H	4,683,100	4,115,768
China Mobile Ltd.	4,906,000	54,021,881
China National Building Material Co. Ltd. Class H	2,676,000	1,107,142
China Oilfield Services Ltd. Class H	892,000	636,091
China Overseas Land & Investment Ltd.	3,211,760	9,243,840
China Pacific Insurance Group Co. Ltd. Class H	2,051,600	7,196,423
China Petroleum & Chemical Corp. Class H	20,516,000	11,414,107

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2016

Security	Shares	Value
China Power International Development Ltd.	2,676,000	$1,182,785
China Railway Construction Corp. Ltd. Class H	1,561,000	1,538,366
China Railway Group Ltd. Class H	3,122,000	2,222,307
China Resources Beer Holdings Co. Ltd.	892,000	1,416,592
China Resources Gas Group Ltd.	892,000	2,207,407
China Resources Land Ltd.	2,211,555	5,381,943
China Resources Power Holdings Co. Ltd.	1,784,000	2,998,223
China Shenhua Energy Co. Ltd. Class H	2,676,000	3,995,338
China Shipping Container Lines Co. Ltd. Class Ha	4,146,000	793,737
China Southern Airlines Co. Ltd. Class H	1,562,000	939,265
China State Construction International Holdings Ltd.	1,784,000	2,846,937
China Taiping Insurance Holdings Co. Ltd.[a]	1,248,990	2,593,353
China Telecom Corp. Ltd. Class H	10,704,000	4,964,947
China Unicom Hong Kong Ltd.	4,460,000	4,899,619
China Vanke Co. Ltd. Class Hb	1,154,484	2,610,730
Chongqing Changan Automobile Co. Ltd. Class B	705,563	1,377,973
Chongqing Rural Commercial Bank Co. Ltd. Class H	2,234,000	1,130,943
CITIC Ltd.	3,536,000	4,970,395
CITIC Securities Co. Ltd. Class H	1,784,000	3,419,991
CNOOC Ltd.	14,272,000	14,450,151
COSCO Pacific Ltd.	1,784,000	2,012,569
Country Garden Holdings Co. Ltd.	4,280,838	1,639,104
CRRC Corp. Ltd. Class H	3,122,500	2,880,635
CSPC Pharmaceutical Group Ltd.	3,568,000	2,998,223
Ctrip.com International Ltd.[a,b]	114,176	4,873,032
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	446,000	2,128,899

Security	Shares	Value
Datang International Power Generation Co. Ltd. Class H	1,784,000	$472,197
Dongfeng Motor Group Co. Ltd. Class H	1,784,000	2,090,504
ENN Energy Holdings Ltd.	676,000	3,009,617
Evergrande Real Estate Group Ltd.[b]	3,122,000	2,041,794
Far East Horizon Ltd.	1,338,000	1,021,184
Fosun International Ltd.[b]	1,561,000	2,049,817
GCL-Poly Energy Holdings Ltd.[b]	9,541,000	1,213,642
Geely Automobile Holdings Ltd.	4,460,000	1,891,081
GF Securities Co. Ltd.[a,b]	892,000	1,783,347
Goldin Properties Holdings Ltd.[a,b]	996,782	674,951
GOME Electrical Appliances Holding Ltd.	9,366,160	1,299,711
Great Wall Motor Co. Ltd. Class H	2,453,000	1,862,715
Guangdong Investment Ltd.	2,676,000	3,397,069
Guangzhou Automobile Group Co. Ltd. Class H	1,784,855	1,492,950
Guangzhou R&F Properties Co. Ltd. Class H	713,600	762,851
Haier Electronics Group Co. Ltd.	903,000	1,584,892
Haitian International Holdings Ltd.	446,000	538,672
Haitong Securities Co. Ltd. Class H	2,319,200	3,474,546
Hanergy Thin Film Power Group Ltd.[a,b]	12,060,000	15
Hengan International Group Co. Ltd.	669,000	5,948,309
Huadian Power International Corp. Ltd. Class H	1,784,000	1,052,129
Huaneng Power International Inc. Class H	2,686,000	2,191,498
Huaneng Renewables Corp. Ltd. Class H	2,676,000	574,201
Huatai Securities Co. Ltd.[a,c]	713,600	1,334,989
Industrial & Commercial Bank of China Ltd. Class H	57,980,350	30,022,525
JD.com Inc. ADR[a]	138,260	3,598,908
Jiangsu Expressway Co. Ltd. Class H	898,000	1,071,898
Jiangxi Copper Co. Ltd. Class H	892,000	891,673

SCHEDULES OF INVESTMENTS	25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2016

Security	Shares	Value
Kingsoft Corp. Ltd.[b]	446,000	$953,563
Kunlun Energy Co. Ltd.	2,676,000	1,990,793
Lenovo Group Ltd.[b]	5,352,000	4,731,141
Longfor Properties Co. Ltd.	1,115,000	1,412,580
Luye Pharma Group Ltd.[a]	1,115,000	916,888
Netease Inc.	31,666	4,944,329
New China Life Insurance Co. Ltd. Class H	579,800	1,966,724
New Oriental Education & Technology Group Inc. ADR	53,520	1,681,063
New World China Land Ltd.	1,954,000	1,885,497
Nine Dragons Paper (Holdings) Ltd.	1,343,000	835,185
People’s Insurance Co. Group of China Ltd. (The) Class H	5,352,000	2,124,887
PetroChina Co. Ltd. Class H	16,948,000	10,343,640
PICC Property & Casualty Co. Ltd. Class H	2,677,876	4,521,132
Ping An Insurance Group Co. of China Ltd. Class H	4,237,000	19,026,854
Qunar Cayman Islands Ltd. ADR[a,b]	21,408	943,665
Semiconductor Manufacturing International Corp.[a]	21,408,000	1,842,944
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,784,000	1,136,941
Shanghai Electric Group Co. Ltd. Class Hb	2,700,000	1,179,516
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	223,000	531,222
Shanghai Industrial Holdings Ltd.	446,000	969,609
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	401,609	1,339,768
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	579,800	1,110,007
Shenzhou International Group Holdings Ltd.	446,000	2,383,908
Shimao Property Holdings Ltd.	1,115,500	1,547,942
Shui On Land Ltd.	2,905,733	701,899
Sihuan Pharmaceutical Holdings Group Ltd.	4,860,000	624,450
Sino Biopharmaceutical Ltd.	3,568,000	2,429,753

Security	Shares	Value
Sino-Ocean Land Holdings Ltd.	2,676,000	$1,340,948
Sinopec Engineering Group Co. Ltd. Class H	893,000	745,806
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	2,676,000	1,072,759
Sinopharm Group Co. Ltd. Class H	892,000	3,128,879
Sinotrans Ltd. Class H	1,338,000	603,427
SOHO China Ltd.	1,564,000	723,437
SouFun Holdings Ltd. ADR[b]	100,350	598,086
Sun Art Retail Group Ltd.[b]	1,784,000	999,408
Sunac China Holdings Ltd.	1,338,000	821,761
TAL Education Group Class A ADR[a,b]	16,948	812,996
Tencent Holdings Ltd.	4,103,200	76,392,797
Tingyi Cayman Islands Holding Corp.	1,784,000	2,017,153
TravelSky Technology Ltd. Class H	446,000	675,059
Tsingtao Brewery Co. Ltd. Class H	280,000	991,154
Vipshop Holdings Ltd. ADR[a,b]	160,560	2,061,590
Want Want China Holdings Ltd.[b]	4,460,000	2,911,119
Weichai Power Co. Ltd. Class H	892,800	848,882
Yanzhou Coal Mining Co. Ltd. Class Hb	892,000	358,732
Youku Tudou Inc.[a]	48,168	1,311,615
Yuexiu Property Co. Ltd.	5,952,540	856,607
YY Inc. ADR[a,b]	11,596	673,844
Zhejiang Expressway Co. Ltd. Class H	898,000	779,982
Zhuzhou CSR Times Electric Co. Ltd. Class H	446,000	2,269,297
Zijin Mining Group Co. Ltd. Class H	4,460,000	1,002,846
ZTE Corp. Class H	655,400	1,177,267

		629,875,488
HONG KONG — 12.34%
AIA Group Ltd.	9,455,200	52,057,449
ASM Pacific Technology Ltd.[b]	133,800	964,451
Bank of East Asia Ltd. (The)[b]	892,000	2,595,938
BOC Hong Kong Holdings Ltd.	2,899,000	7,635,956
Cathay Pacific Airways Ltd.[b]	892,000	1,395,962
Cheung Kong Infrastructure Holdings Ltd.	446,000	4,171,839

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2016

Security	Shares	Value
Cheung Kong Property Holdings Ltd.	2,230,132	$11,934,574
CK Hutchison Holdings Ltd.	2,147,632	26,587,220
CLP Holdings Ltd.	1,561,000	13,057,055
First Pacific Co. Ltd./Hong Kong[b]	1,785,000	1,227,025
Galaxy Entertainment Group Ltd.[b]	1,784,000	5,524,249
Hang Lung Properties Ltd.[b]	1,784,000	3,268,705
Hang Seng Bank Ltd.[b]	624,400	10,309,257
Henderson Land Development Co. Ltd.	892,440	4,816,035
HK Electric Investments & HK Electric Investments Ltd.[c]	2,007,000	1,567,878
HKT Trust & HKT Ltd.	2,230,640	2,929,151
Hong Kong & China Gas Co. Ltd.	5,352,860	9,367,514
Hong Kong Exchanges and Clearing Ltd.[b]	892,000	19,518,248
Hongkong Land Holdings Ltd.[b]	446,000	2,796,420
Hysan Development Co. Ltd.[b]	446,000	1,719,165
Kerry Properties Ltd.	446,000	1,024,622
Li & Fung Ltd.[b]	4,460,000	2,544,364
Link REIT	1,784,000	10,165,993
Melco Crown Entertainment Ltd. ADR[b]	76,712	1,169,091
MGM China Holdings Ltd.[b]	722,400	862,293
MTR Corp. Ltd.	1,115,000	5,028,556
New World Development Co. Ltd.	4,870,666	3,942,668
NWS Holdings Ltd.	1,338,500	1,977,778
PCCW Ltd.	3,122,000	1,861,282
Power Assets Holdings Ltd.	1,115,000	10,128,745
Sands China Ltd.[b]	1,784,000	6,143,148
Shangri-La Asia Ltd.	892,333	825,507
Sino Land Co. Ltd.	2,677,200	3,398,593
SJM Holdings Ltd.[b]	1,340,000	876,363
Sun Hung Kai Properties Ltd.	1,338,000	14,406,599
Swire Pacific Ltd. Class A	446,000	4,297,911
Swire Properties Ltd.	892,000	2,297,950
Techtronic Industries Co. Ltd.[b]	1,126,000	4,239,038
WH Group Ltd.[a,b,c]	4,683,000	2,659,548
Wharf Holdings Ltd. (The)[b]	1,109,000	5,129,740
Wheelock & Co. Ltd.[b]	892,000	3,386,754
Wynn Macau Ltd.[b]	1,248,800	1,339,802
Yue Yuen Industrial Holdings Ltd.	669,000	2,299,383

		273,449,819

Security	Shares	Value
INDIA — 9.95%
ACC Ltd.	33,004	$602,948
Adani Ports & Special Economic Zone Ltd.	657,404	2,055,674
Aditya Birla Fashion and Retail Ltd.	156,156	511,414
Ambuja Cements Ltd.	539,660	1,553,130
Apollo Hospitals Enterprise Ltd.	61,102	1,325,966
Ashok Leyland Ltd.	918,314	1,212,198
Asian Paints Ltd.	225,230	2,886,488
Aurobindo Pharma Ltd.	209,620	2,576,340
Bajaj Auto Ltd.	66,454	2,292,836
Bharat Forge Ltd.	85,186	1,046,102
Bharat Heavy Electricals Ltd.	469,192	958,741
Bharat Petroleum Corp. Ltd.	134,246	1,766,444
Bharti Airtel Ltd.	945,520	4,038,249
Bharti Infratel Ltd.	375,532	1,998,338
Bosch Ltd.	5,798	1,494,479
Cadila Healthcare Ltd.	165,020	739,554
Cairn India Ltd.	356,800	642,085
Cipla Ltd.	274,736	2,368,208
Coal India Ltd.	540,106	2,545,864
Container Corp. of India Ltd.	26,760	467,903
Dabur India Ltd.	404,076	1,492,124
Divi’s Laboratories Ltd.	64,224	1,079,538
Dr. Reddy’s Laboratories Ltd.	92,768	4,244,142
Eicher Motors Ltd.	9,366	2,283,164
GAIL (India) Ltd.	303,280	1,646,923
GlaxoSmithKline Consumer Healthcare Ltd.	7,136	613,831
Glenmark Pharmaceuticals Ltd.	110,608	1,256,933
Godrej Consumer Products Ltd.	94,998	1,714,380
HCL Technologies Ltd.	445,108	5,677,172
Hero Motocorp Ltd.	39,248	1,483,505
Hindalco Industries Ltd.	900,028	934,801
Hindustan Unilever Ltd.	594,072	7,149,607
Housing Development Finance Corp. Ltd.	1,184,576	20,592,975
ICICI Bank Ltd.	877,282	2,974,571
Idea Cellular Ltd.	857,658	1,303,339
Indiabulls Housing Finance Ltd.	233,704	2,434,047
Infosys Ltd.	1,451,284	24,906,644
ITC Ltd.	1,769,282	8,346,272
JSW Steel Ltd.	66,900	1,041,827
Larsen & Toubro Ltd.	248,422	4,031,882

SCHEDULES OF INVESTMENTS	27

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2016

Security	Shares	Value
LIC Housing Finance Ltd.	223,000	$1,563,489
Lupin Ltd.	174,386	4,395,136
Mahindra & Mahindra Financial Services Ltd.	229,690	703,342
Mahindra & Mahindra Ltd.	294,360	5,348,156
Marico Ltd.	355,908	1,162,197
Maruti Suzuki India Ltd.	82,956	5,005,714
Motherson Sumi Systems Ltd.	258,234	1,012,544
Nestle India Ltd.	17,394	1,406,332
NTPC Ltd.	890,216	1,868,237
Oil & Natural Gas Corp. Ltd.	658,742	2,195,726
Piramal Enterprises Ltd.	55,750	816,035
Power Finance Corp. Ltd.	218,986	564,907
Reliance Communications Ltd.[a]	709,586	649,711
Reliance Industries Ltd.	1,018,218	15,531,847
Rural Electrification Corp. Ltd.	238,164	676,484
Shree Cement Ltd.	6,244	970,464
Shriram Transport Finance Co. Ltd.	118,190	1,470,029
Siemens Ltd.	57,088	858,538
State Bank of India	1,199,294	3,178,564
Sun Pharmaceuticals Industries Ltd.	760,430	9,779,638
Tata Consultancy Services Ltd.	372,410	13,119,871
Tata Motors Ltd.[a]	643,132	3,192,091
Tata Motors Ltd. Class Aa	305,064	1,193,020
Tata Power Co. Ltd.	858,104	759,781
Tata Steel Ltd.	245,746	904,022
Tech Mahindra Ltd.	183,752	1,357,346
Ultratech Cement Ltd.	27,206	1,138,341
United Breweries Ltd.	53,520	609,258
United Spirits Ltd.[a]	45,046	1,651,427
UPL Ltd.	222,108	1,430,437
Vedanta Ltd.	730,994	772,698
Wipro Ltd.	484,802	4,019,691
Zee Entertainment Enterprises Ltd.	458,043	2,834,532

		220,430,243
INDONESIA — 3.20%
Adaro Energy Tbk PT	11,729,800	447,052
AKR Corporindo Tbk PT	1,382,600	737,721
Astra Agro Lestari Tbk PT	267,600	331,707
Astra International Tbk PT	16,011,400	7,497,171
Bank Central Asia Tbk PT	9,722,800	9,246,365
Bank Danamon Indonesia Tbk PT	2,809,846	828,165

Security	Shares	Value
Bank Mandiri Persero Tbk PT	7,403,651	$5,159,713
Bank Negara Indonesia Persero Tbk PT	5,976,415	2,130,250
Bank Rakyat Indonesia Persero Tbk PT	8,786,200	7,159,717
Bumi Serpong Damai Tbk PT	6,422,600	806,613
Charoen Pokphand Indonesia Tbk PT	6,021,000	1,462,087
Global Mediacom Tbk PT	5,441,200	316,004
Gudang Garam Tbk PT	356,800	1,511,381
Hanjaya Mandala Sampoerna Tbk PT	312,200	2,345,750
Indocement Tunggal Prakarsa Tbk PT	1,159,600	1,658,375
Indofood CBP Sukses Makmur Tbk PT	858,400	900,463
Indofood Sukses Makmur Tbk PT	3,523,400	1,585,850
Jasa Marga Persero Tbk PT	1,561,000	651,597
Kalbe Farma Tbk PT	17,037,200	1,651,155
Lippo Karawaci Tbk PT	15,743,800	1,205,787
Matahari Department Store Tbk PT	1,828,600	2,123,964
Media Nusantara Citra Tbk PT	4,147,800	358,322
Perusahaan Gas Negara Persero Tbk	8,697,000	1,518,424
Semen Indonesia Persero Tbk PT	2,363,800	1,896,188
Summarecon Agung Tbk PT	8,340,200	874,888
Surya Citra Media Tbk PT	4,147,800	812,999
Telekomunikasi Indonesia Persero Tbk PT	39,337,200	9,538,022
Tower Bersama Infrastructure Tbk PTa	1,516,400	693,526
Unilever Indonesia Tbk PT	1,159,600	3,089,461
United Tractors Tbk PT	1,293,443	1,633,823
XL Axiata Tbk PTa	2,408,400	642,531

		70,815,071
MALAYSIA — 4.12%
AirAsia Bhd	1,025,800	350,574
Alliance Financial Group Bhd	892,000	732,063
AMMB Holdings Bhd	1,516,400	1,591,216
Astro Malaysia Holdings Bhd	1,293,400	868,492
Axiata Group Bhd	2,212,600	2,987,409
Berjaya Sports Toto Bhd	490,613	369,583

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2016

Security	Shares	Value
British American Tobacco Malaysia Bhd	133,800	$1,864,505
Bumi Armada Bhd[a,b]	2,007,000	502,354
CIMB Group Holdings Bhd[b]	4,058,600	4,053,716
Dialog Group BHD	3,211,262	1,221,130
DiGi.Com Bhd[b]	2,765,200	3,247,696
Felda Global Ventures Holdings Bhd[b]	981,300	406,218
Gamuda Bhd	1,293,400	1,422,584
Genting Bhd	1,828,600	3,467,959
Genting Malaysia Bhd	2,408,400	2,590,986
Genting Plantations Bhd	178,600	491,741
HAP Seng Consolidated Bhd	446,000	772,852
Hartalega Holdings Bhd	446,000	579,639
Hong Leong Bank Bhd	401,400	1,263,613
Hong Leong Financial Group Bhd	133,800	444,390
IHH Healthcare Bhd	1,962,400	3,098,278
IJM Corp. Bhd	2,363,800	1,962,722
IOI Corp. Bhd	2,408,400	2,811,249
IOI Properties Group Bhd	1,307,933	670,493
Kuala Lumpur Kepong Bhd	312,200	1,795,808
Lafarge Malaysia Bhd	312,200	691,273
Malayan Banking Bhd[b]	3,746,400	7,736,248
Malaysia Airports Holdings Bhd	579,800	809,348
Maxis Bhd[b]	1,471,800	2,026,160
MISC Bhd	892,000	1,882,753
Petronas Chemicals Group Bhd	2,230,000	3,858,893
Petronas Dagangan Bhd	178,400	1,096,591
Petronas Gas Bhd	535,200	2,947,142
PPB Group Bhd	356,800	1,423,765
Public Bank Bhd	1,962,430	8,690,424
RHB Capital Bhd	356,800	468,005
Sapurakencana Petroleum Bhd[b]	2,765,200	1,251,162
Sime Darby Bhd	2,453,000	4,764,311
Telekom Malaysia Bhd	892,000	1,395,427
Tenaga Nasional Bhd	2,854,400	9,342,922
UMW Holdings Bhd[b]	490,600	827,703
Westports Holdings Bhd	847,400	828,025
YTL Corp. Bhd	3,345,000	1,255,885
YTL Power International Bhd	1,382,620	489,158

		91,352,465
PHILIPPINES — 1.66%
Aboitiz Equity Ventures Inc.	1,516,420	1,861,712
Aboitiz Power Corp.	1,070,400	934,494

Security	Shares	Value
Alliance Global Group Inc.	1,650,200	$512,549
Ayala Corp.	173,948	2,480,539
Ayala Land Inc.	5,842,600	3,850,108
Bank of the Philippine Islands	628,869	1,156,776
BDO Unibank Inc.	1,297,869	2,778,229
DMCI Holdings Inc.	3,122,000	746,921
Energy Development Corp.	7,760,400	892,487
Globe Telecom Inc.	24,530	959,579
GT Capital Holdings Inc.	62,440	1,690,401
International Container Terminal Services Inc.	428,160	546,320
JG Summit Holdings Inc.	1,998,087	2,809,482
Jollibee Foods Corp.	343,420	1,478,904
Megaworld Corp.	9,366,000	701,713
Metro Pacific Investments Corp.	8,920,000	1,029,591
Metropolitan Bank & Trust Co.	267,601	398,734
Philippine Long Distance Telephone Co.	75,820	3,532,432
Robinsons Land Corp.	1,338,000	701,994
SM Investments Corp.	120,420	2,091,239
SM Prime Holdings Inc.	6,511,625	2,890,259
Universal Robina Corp.	695,760	2,818,083

		36,862,546
SINGAPORE — 4.99%
Ascendas REIT[b]	1,669,581	2,721,442
CapitaLand Commercial Trust Ltd.[b]	1,605,600	1,460,867
CapitaLand Ltd.[b]	2,007,000	4,329,017
CapitaLand Mall Trust[b]	1,962,400	2,743,748
City Developments Ltd.	312,200	1,526,672
ComfortDelGro Corp. Ltd.[b]	1,694,800	3,369,833
DBS Group Holdings Ltd.[b]	1,382,600	13,657,947
Genting Singapore PLC	4,906,000	2,430,078
Global Logistic Properties Ltd.[b]	2,497,600	2,965,604
Golden Agri-Resources Ltd.[a]	5,575,007	1,449,275
Hutchison Port Holdings Trust[b]	4,549,271	2,160,904
Jardine Cycle & Carriage Ltd.[b]	89,266	2,338,740
Keppel Corp. Ltd.[b]	1,248,800	4,404,536
Noble Group Ltd.[b]	3,791,064	825,708
Oversea-Chinese Banking Corp. Ltd.[b]	2,363,875	13,153,861
SembCorp Industries Ltd.[b]	758,200	1,337,091
Sembcorp Marine Ltd[b]	624,400	682,177
Singapore Airlines Ltd.	401,400	3,110,688
Singapore Exchange Ltd.[b]	624,400	3,105,987

SCHEDULES OF INVESTMENTS	29

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2016

Security	Shares	Value
Singapore Press Holdings Ltd.[b]	1,322,700	$3,308,376
Singapore Technologies Engineering Ltd.[b]	1,248,800	2,518,131
Singapore Telecommunications Ltd.	6,288,600	15,508,316
StarHub Ltd.[b]	446,000	1,059,144
Suntec REIT[b]	1,828,500	2,029,811
United Overseas Bank Ltd.[b]	1,025,800	13,037,815
UOL Group Ltd.	356,800	1,403,836
Wilmar International Ltd.	1,516,400	3,036,422
Yangzijiang Shipbuilding Holdings Ltd.[b]	1,516,400	990,833

		110,666,859
SOUTH KOREA — 17.11%
AmorePacific Corp.[a]	25,422	8,598,399
AmorePacific Group[a]	22,300	2,762,157
BGF retail Co. Ltd.[a]	6,840	1,226,624
BNK Financial Group Inc.[a]	167,696	1,257,475
Celltrion Inc.[a]	54,228	5,070,447
Cheil Worldwide Inc.	66,454	1,252,699
CJ CheilJedang Corp.[a]	6,244	2,143,136
CJ Corp.[a]	11,596	2,843,627
CJ E&M Corp.[a]	15,164	1,164,905
CJ Korea Express Corp.[a]	5,352	982,100
Coway Co. Ltd.[a]	43,708	3,554,533
Daelim Industrial Co. Ltd.[a,b]	22,300	1,450,830
Daewoo Engineering & Construction Co. Ltd.[a,b]	86,524	399,819
Daewoo International Corp.	37,464	481,229
Daewoo Securities Co. Ltd.[a]	148,964	972,882
DGB Financial Group Inc.[a]	132,908	987,747
Dongbu Insurance Co. Ltd.[a]	33,004	1,871,943
Dongsuh Cos. Inc.	28,152	736,146
Doosan Corp.[a,b]	5,798	370,445
Doosan Heavy Industries & Construction Co. Ltd.[a,b]	38,802	543,726
E-MART Inc.	16,502	2,257,343
GS Engineering & Construction Corp.[a,b]	40,586	856,473
GS Holdings Corp.[a]	40,140	1,687,427
GS Retail Co. Ltd.[a]	21,854	1,193,959
Hana Financial Group Inc.	233,704	4,171,545
Hankook Tire Co. Ltd.[a]	58,426	2,270,958
Hanmi Pharm Co. Ltd.[a,b]	4,101	2,397,866
Hanmi Science Co. Ltd.[a]	9,588	1,251,582

Security	Shares	Value
Hanon Systems[a]	33,450	$1,464,780
Hanssem Co. Ltd.[a]	7,582	1,720,163
Hanwha Chemical Corp.[a]	85,186	1,850,943
Hanwha Corp.[a]	36,572	1,111,894
Hanwha Life Insurance Co. Ltd.[a]	174,386	1,008,003
Hotel Shilla Co. Ltd.[b]	26,314	1,428,844
Hyosung Corp.[a]	17,840	1,607,073
Hyundai Department Store Co. Ltd.[a]	11,596	1,238,042
Hyundai Development Co.- Engineering & Construction[a]	45,492	1,707,515
Hyundai Engineering & Construction Co. Ltd.[a]	61,548	1,884,070
Hyundai Glovis Co. Ltd.[a]	14,718	2,504,356
Hyundai Heavy Industries Co. Ltd.[a,b]	33,004	2,532,628
Hyundai Marine & Fire Insurance Co. Ltd.[a]	53,084	1,432,369
Hyundai Mobis Co. Ltd.[a]	53,520	11,539,678
Hyundai Motor Co.	121,312	13,457,750
Hyundai Steel Co.	63,332	2,580,506
Hyundai Wia Corp.[a]	14,275	1,250,208
Industrial Bank of Korea[a]	219,878	2,109,097
Kakao Corp.[a,b]	23,192	2,114,343
Kangwon Land Inc.[a]	93,214	3,203,284
KB Financial Group Inc.[a]	304,618	7,762,182
KCC Corp.	4,460	1,627,534
KEPCO Plant Service & Engineering Co. Ltd.[a]	17,840	1,480,591
Kia Motors Corp.	207,836	7,827,004
Korea Aerospace Industries Ltd.[a]	35,234	2,080,713
Korea Electric Power Corp.[a]	201,146	8,824,989
Korea Gas Corp.[a]	20,962	653,041
Korea Investment Holdings Co. Ltd.[a]	31,666	1,225,542
Korea Zinc Co. Ltd.[a]	7,136	2,595,126
Korean Air Lines Co. Ltd.[a]	29,436	607,675
KT Corp.	25,218	573,184
KT&G Corp.	86,524	7,469,542
Kumho Petrochemical Co. Ltd.[a]	11,150	469,660
LG Chem Ltd.	36,126	8,904,190
LG Corp.[a]	76,266	4,688,301
LG Display Co. Ltd.	183,306	3,348,404
LG Electronics Inc.	84,294	4,070,917

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2016

Security	Shares	Value
LG Household & Health Care Ltd.	7,136	$5,898,554
LG Innotek Co. Ltd.[b]	11,596	796,022
LG Uplus Corp.	173,494	1,400,802
Lotte Chemical Corp.[a]	12,934	2,966,761
Lotte Chilsung Beverage Co. Ltd.[a]	446	810,977
Lotte Confectionery Co. Ltd.[a]	446	899,515
Lotte Shopping Co. Ltd.[a]	8,474	1,675,151
Mirae Asset Securities Co. Ltd.[a]	46,383	729,268
NAVER Corp.	21,854	11,447,420
NCsoft Corp.	13,380	2,617,074
NH Investment & Securities Co. Ltd.[a]	117,298	929,461
OCI Co. Ltd.[a,b]	13,380	739,923
Orion Corp./Republic of Korea[a]	2,676	2,299,007
Ottogi Corp.[a]	892	1,052,038
Paradise Co. Ltd.[a,b]	38,802	478,997
POSCO	54,412	8,101,211
S-1 Corp.	15,164	1,290,123
S-Oil Corp.	38,020	2,479,910
Samsung C&T Corp.	59,764	7,427,505
Samsung Card Co. Ltd.	28,544	905,913
Samsung Electro-Mechanics Co. Ltd.	47,276	2,176,691
Samsung Electronics Co. Ltd.	87,416	83,850,530
Samsung Fire & Marine Insurance Co. Ltd.	27,652	6,873,214
Samsung Heavy Industries Co. Ltd.[a,b]	118,190	1,030,182
Samsung Life Insurance Co. Ltd.	62,886	5,769,839
Samsung SDI Co. Ltd.	43,708	3,408,706
Samsung SDS Co. Ltd.[b]	24,530	4,531,983
Samsung Securities Co. Ltd.[a]	45,046	1,412,736
Shinhan Financial Group Co. Ltd.[a]	335,605	10,805,199
Shinsegae Co. Ltd.	5,352	948,620
SK Holdings Co. Ltd.[a]	28,266	5,564,080
SK Hynix Inc.	459,826	10,470,640
SK Innovation Co. Ltd.[a]	50,844	5,555,563
SK Networks Co. Ltd.[a]	91,430	414,863
SK Telecom Co. Ltd.	7,136	1,243,994
Woori Bank	264,032	1,938,011
Yuhan Corp.[a]	5,798	1,610,421

		379,263,067

Security	Shares	Value
SWITZERLAND — 0.12%
Qihoo 360 Technology Co. Ltd. ADR[a]	37,464	$2,686,544

		2,686,544
TAIWAN — 14.34%
Acer Inc.[a]	2,436,830	836,947
Advanced Semiconductor Engineering Inc.	4,906,863	5,225,156
Advantech Co. Ltd.	283,278	1,724,947
Asia Cement Corp.	1,840,448	1,449,172
Asia Pacific Telecom Co. Ltd.[a]	1,338,000	449,512
Asustek Computer Inc.	446,100	3,633,030
AU Optronics Corp.	6,690,580	1,760,072
Casetek Holdings Ltd.	93,000	488,189
Catcher Technology Co. Ltd.	446,000	3,464,987
Cathay Financial Holding Co. Ltd.	6,690,722	7,546,191
Chailease Holding Co. Ltd.	446,811	707,660
Chang Hwa Commercial Bank Ltd.	3,568,333	1,782,160
Cheng Shin Rubber Industry Co. Ltd.	1,338,303	2,103,549
Chicony Electronics Co. Ltd.	453,107	931,019
China Airlines Ltd.[a]	2,230,330	759,332
China Development Financial Holding Corp.	10,704,734	2,604,136
China Life Insurance Co. Ltd./Taiwan	2,230,004	1,605,402
China Steel Corp.	8,920,484	4,736,185
Chunghwa Telecom Co. Ltd.	3,122,110	9,599,288
Compal Electronics Inc.	3,122,000	1,784,000
CTBC Financial Holding Co. Ltd.	12,042,941	5,816,014
Delta Electronics Inc.	1,488,000	6,315,771
E.Sun Financial Holding Co. Ltd.	5,352,273	2,841,702
Eclat Textile Co. Ltd.	158,400	2,218,907
EVA Airways Corp.[a]	1,338,962	704,875
Evergreen Marine Corp. Taiwan Ltd.	1,357,145	496,653
Far Eastern New Century Corp.	2,805,040	2,040,412
Far EasTone Telecommunications Co. Ltd.	1,338,000	2,757,273
Feng TAY Enterprise Co. Ltd.	250,940	1,328,561
First Financial Holding Co. Ltd.	7,136,556	3,264,566

SCHEDULES OF INVESTMENTS	31

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2016

Security	Shares	Value
Formosa Chemicals & Fibre Corp.	2,676,740	$5,724,831
Formosa Petrochemical Corp.	892,000	2,191,370
Formosa Plastics Corp.	3,122,400	7,165,012
Formosa Taffeta Co. Ltd.	446,000	394,661
Foxconn Technology Co. Ltd.	892,264	1,731,668
Fubon Financial Holding Co. Ltd.	5,352,111	6,132,753
Giant Manufacturing Co. Ltd.	237,000	1,556,895
Hermes Microvision Inc.	32,000	838,935
Highwealth Construction Corp.	595,880	590,741
Hiwin Technologies Corp.	167,020	641,277
Hon Hai Precision Industry Co. Ltd.	11,596,133	27,201,128
Hotai Motor Co. Ltd.	188,000	1,942,737
HTC Corp.	645,450	1,517,909
Hua Nan Financial Holdings Co. Ltd.	4,906,535	2,207,665
Innolux Corp.	6,244,981	1,807,696
Inotera Memories Inc.[a]	1,784,000	1,519,778
Inventec Corp.	1,338,460	979,630
Largan Precision Co. Ltd.	82,000	6,149,231
Lite-On Technology Corp.	1,807,148	1,891,847
MediaTek Inc.	1,218,391	7,949,008
Mega Financial Holding Co. Ltd.	8,028,827	5,189,988
Merida Industry Co. Ltd.	177,000	796,400
Nan Ya Plastics Corp.	4,014,000	7,019,609
Novatek Microelectronics Corp.	449,000	1,851,894
OBI Pharma Inc.[a]	75,000	1,428,571
Pegatron Corp.	1,784,000	4,109,822
Phison Electronics Corp.	116,000	835,096
Pou Chen Corp.	1,786,000	2,196,505
Powertech Technology Inc.	449,200	939,160
President Chain Store Corp.	446,000	2,943,232
Quanta Computer Inc.	2,230,000	3,565,324
Radiant Opto-Electronics Corp.	446,167	883,300
Realtek Semiconductor Corp.	446,642	1,101,282
Ruentex Development Co. Ltd.	584,747	702,486
Ruentex Industries Ltd.	446,195	788,328
Shin Kong Financial Holding Co. Ltd.	6,244,457	1,208,151
Siliconware Precision Industries Co. Ltd.	1,784,661	2,746,250
Simplo Technology Co. Ltd.	250,550	762,829
SinoPac Financial Holdings Co. Ltd.	7,585,308	2,079,632

Security	Shares	Value
Standard Foods Corp.	288,951	$691,662
Synnex Technology International Corp.	1,111,000	1,041,432
Taishin Financial Holding Co. Ltd.	6,244,008	2,041,535
Taiwan Business Bank[a]	3,866,173	935,884
Taiwan Cement Corp.	2,676,000	2,191,370
Taiwan Cooperative Financial Holding Co. Ltd.	5,352,284	2,223,596
Taiwan Fertilizer Co. Ltd.	892,000	1,126,455
Taiwan Mobile Co. Ltd.	1,338,000	4,009,485
Taiwan Semiconductor Manufacturing Co. Ltd.	19,481,670	82,981,542
Teco Electric and Machinery Co. Ltd.	1,338,000	1,041,503
Transcend Information Inc.	137,000	364,511
Uni-President Enterprises Corp.	4,014,694	6,647,502
United Microelectronics Corp.	9,366,000	3,582,047
Vanguard International Semiconductor Corp.	468,000	689,278
Wistron Corp.	1,876,010	1,046,683
WPG Holdings Ltd.	1,343,240	1,299,422
Yuanta Financial Holding Co. Ltd.	6,690,556	2,167,469
Yulon Motor Co. Ltd.	446,000	394,661
Zhen Ding Technology Holding Ltd.	446,097	968,802

		317,703,138
THAILAND — 2.58%
Advanced Info Service PCL NVDR	802,800	3,796,913
Airports of Thailand PCL NVDR	356,800	3,774,446
Bangkok Bank PCL Foreign	178,400	766,372
Bangkok Dusit Medical Services PCL NVDR	3,033,800	1,867,868
Bangkok Expressway & Metro PCL[a]	4,460,000	667,767
Banpu PCL NVDR[b]	802,800	377,445
BEC World PCL NVDR	802,800	674,008
BTS Group Holdings PCL NVDR	4,593,800	1,047,771
Bumrungrad Hospital PCL NVDR[b]	312,200	1,922,172
Central Pattana PCL NVDR	1,115,000	1,396,383
Charoen Pokphand Foods PCL NVDR	2,438,300	1,330,633

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2016

Security	Shares	Value
CP ALL PCL NVDR	3,523,400	$4,018,150
Delta Electronics Thailand PCL NVDR	401,400	890,253
Energy Absolute PCL NVDR	892,000	556,681
Glow Energy PCL NVDR	401,400	859,361
Home Product Center PCL NVDR	3,685,043	701,275
Indorama Ventures PCL NVDR	1,040,900	611,737
IRPC PCL NVDR	8,206,400	978,360
Kasikornbank PCL Foreign	936,600	4,469,049
Kasikornbank PCL NVDR	446,075	2,115,993
Krung Thai Bank PCL NVDR[b]	2,854,475	1,389,991
Minor International PCL NVDR[b]	1,382,620	1,305,910
PTT Exploration & Production PCL NVDR	1,115,084	1,778,767
PTT Global Chemical PCL NVDR	1,390,676	2,091,901
PTT PCL NVDR	802,800	5,302,198
Siam Cement PCL (The) Foreign	223,000	2,696,033
Siam Cement PCL (The) NVDR	89,200	1,078,413
Siam Commercial Bank PCL (The) NVDR	1,204,200	4,381,054
Thai Oil PCL NVDR	624,400	1,122,723
Thai Union Group PCL NVDR	1,606,000	826,989
TMB Bank PCL NVDR	11,060,800	798,625
True Corp. PCL NVDR[a,b]	7,449,011	1,480,109

		57,075,350

TOTAL COMMON STOCKS
(Cost: $2,481,602,736)		2,190,180,590

PREFERRED STOCKS — 0.91%

SOUTH KOREA — 0.91%
AmorePacific Corp.	7,136	1,371,964
Hyundai Motor Co.	18,732	1,513,997
Hyundai Motor Co. Series 2	29,882	2,517,376
LG Chem Ltd.	5,798	1,049,434
Samsung Electronics Co. Ltd.	16,502	13,750,519

		20,203,290

TOTAL PREFERRED STOCKS (Cost: $14,551,637)		20,203,290

Security	Shares	Value
SHORT-TERM INVESTMENTS — 8.46%

MONEY MARKET FUNDS — 8.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[d,e,f]	177,910,581	$177,910,581
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[d,e,f]	9,363,569	9,363,569
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[d,e]	198,917	198,917

		187,473,067

TOTAL SHORT-TERM INVESTMENTS
(Cost: $187,473,067)		187,473,067

TOTAL INVESTMENTS IN SECURITIES — 108.20%
(Cost: $2,683,627,440)		2,397,856,947
Other Assets, Less Liabilities — (8.20)%		(181,688,417)

NET ASSETS — 100.00%		$2,216,168,530

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.67%

AUSTRIA — 0.60%
Erste Group Bank AGa	44,764	$1,294,718
IMMOEAST AG Escrow[a]	740	—
IMMOFINANZ AG Escrow[a]	328	—
Raiffeisen Bank International AGa	18,678	234,442

		1,529,160
BELGIUM — 1.81%
Ageas	32,264	1,303,761
Groupe Bruxelles Lambert SA	12,929	977,469
KBC Groep NV	40,200	2,296,280

		4,577,510
DENMARK — 1.33%
Danske Bank A/S	113,170	3,030,732
Tryg A/S	18,490	350,934

		3,381,666
FINLAND — 1.36%
Sampo OYJ Class A	71,660	3,442,762

		3,442,762
FRANCE — 12.52%
AXA SA	313,850	7,732,721
BNP Paribas SA	169,948	8,040,685
CNP Assurances	27,692	369,008
Credit Agricole SA	169,360	1,685,222
Eurazeo SA	6,405	390,605
Fonciere des Regions	4,842	410,236
Gecina SA	5,598	716,883
ICADE	5,379	381,233
Klepierre	35,341	1,525,805
Natixis SA	150,608	735,788
SCOR SE	24,702	858,662
Societe Generale SA	116,393	4,430,675
Unibail-Rodamco SE	15,852	3,979,415
Wendel SA	4,618	461,264

		31,718,202
GERMANY — 11.66%
Allianz SE Registered	73,301	11,790,222
Commerzbank AGa	170,536	1,377,874
Deutsche Bank AG Registered	221,207	3,925,454
Deutsche Boerse AG	30,937	2,631,499
Deutsche Wohnen AG Bearer	54,069	1,418,462
Hannover Rueck SE	9,656	1,009,303

Security	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	26,769	$5,122,529
Vonovia SE	74,712	2,264,387

		29,539,730
IRELAND — 0.58%
Bank of Ireland[a]	4,435,492	1,459,024

		1,459,024
ITALY — 5.80%
Assicurazioni Generali SpA	187,117	2,792,060
Banca Monte dei Paschi di Siena SpA[a,b]	422,677	303,228
Banco Popolare SCa	67,308	620,517
EXOR SpA	15,775	510,885
Intesa Sanpaolo SpA	2,032,868	5,758,721
Mediobanca SpA	90,199	718,823
UniCredit SpA	765,108	2,937,335
Unione di Banche Italiane SpA	144,399	672,174
UnipolSai SpA	177,761	374,690

		14,688,433
NETHERLANDS — 3.96%
Aegon NV	290,351	1,634,020
ING Groep NV CVA	620,436	7,112,874
NN Group NV	38,274	1,290,472

		10,037,366
NORWAY — 0.94%
DNB ASA	156,616	1,869,849
Gjensidige Forsikring ASA	31,994	504,783

		2,374,632
PORTUGAL — 0.11%
Banco Comercial Portugues SA Registered[a,b]	6,587,056	277,261

		277,261
SPAIN — 8.58%
Banco Bilbao Vizcaya Argentaria SA	1,022,135	6,520,981
Banco de Sabadell SA	809,920	1,458,286
Banco Popular Espanol SA	275,278	738,406
Banco Santander SA	2,318,323	9,871,107
Bankia SA	738,211	730,086
Bankinter SA	108,113	749,865
CaixaBank SA	420,523	1,264,974
Mapfre SA	173,533	386,621

		21,720,326

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

January 31, 2016

Security	Shares	Value
SWEDEN — 6.74%
Industrivarden AB Class C	26,353	$415,811
Investment AB Kinnevik Class B	37,763	968,852
Investor AB Class B	73,016	2,432,746
Nordea Bank AB	487,155	4,880,100
Skandinaviska Enskilda Banken AB Class A	243,540	2,337,430
Svenska Handelsbanken AB Class A	240,121	3,004,680
Swedbank AB Class A	145,204	3,032,792

		17,072,411
SWITZERLAND — 12.28%
Baloise Holding AG Registered	8,035	980,213
Credit Suisse Group AG Registered	288,075	5,060,606
Julius Baer Group Ltd.	35,898	1,515,238
Pargesa Holding SA Bearer	4,931	285,614
Partners Group Holding AG	2,571	923,994
Swiss Life Holding AG Registered	5,151	1,305,031
Swiss Prime Site AG Registered	10,623	848,057
Swiss Re AG	56,501	5,227,438
UBS Group AG	586,418	9,631,987
Zurich Insurance Group AG	24,130	5,317,478

		31,095,656
UNITED KINGDOM — 31.40%
3i Group PLC	167,261	1,048,688
Aberdeen Asset Management PLC	148,013	517,543
Admiral Group PLC	33,685	847,656
Aviva PLC	649,262	4,428,063
Barclays PLC	2,691,781	7,102,022
British Land Co. PLC (The)	156,217	1,639,794
Direct Line Insurance Group PLC	220,993	1,174,291
Hammerson PLC	125,977	1,042,705
Hargreaves Lansdown PLC	41,883	809,772
HSBC Holdings PLC	3,138,172	21,914,721
ICAP PLC	89,137	611,215
Intu Properties PLC	150,545	638,509
Investec PLC	89,222	561,806
Land Securities Group PLC	126,870	1,970,618
Legal & General Group PLC	954,473	3,296,795
Lloyds Banking Group PLC	9,160,681	8,506,152
London Stock Exchange Group PLC	50,337	1,766,511
Old Mutual PLC	790,810	1,903,634
Provident Financial PLC	23,600	983,543
Prudential PLC	412,565	8,002,931

Security	Shares	Value
Royal Bank of Scotland Group PLC[a]	557,088	$1,996,910
RSA Insurance Group PLC	163,303	964,571
Schroders PLC	19,998	772,722
Segro PLC	120,158	748,079
St. James’s Place PLC	84,097	1,136,849
Standard Chartered PLC	525,270	3,509,400
Standard Life PLC	316,123	1,630,008

		79,525,508

TOTAL COMMON STOCKS
(Cost: $350,424,650)		252,439,647

PREFERRED STOCKS — 0.16%

ITALY — 0.16%
Intesa Sanpaolo SpA	150,571	396,560

		396,560

TOTAL PREFERRED STOCKS
(Cost: $440,455)		396,560

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	350,701	350,701
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	18,458	18,458
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	2,856	2,856

		372,015

TOTAL SHORT-TERM INVESTMENTS
(Cost: $372,015)		372,015

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $351,237,120)		253,208,222
Other Assets, Less Liabilities — 0.02%		58,518

NET ASSETS — 100.00%		$253,266,740

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.44%

AUSTRALIA — 2.79%
AGL Energy Ltd.	6,940	$91,308
Alumina Ltd.	25,110	18,383
Amcor Ltd./Australia	11,313	106,430
AMP Ltd.	28,782	109,328
APA Group	11,125	66,731
Aristocrat Leisure Ltd.	5,427	39,348
Asciano Ltd.	6,102	38,415
ASX Ltd.	2,035	60,961
Aurizon Holdings Ltd.	21,695	56,627
AusNet Services	14,040	14,549
Australia & New Zealand Banking Group Ltd.	27,351	467,804
Bank of Queensland Ltd.	3,744	34,667
Bendigo & Adelaide Bank Ltd.	4,240	32,211
BHP Billiton Ltd.	30,780	334,204
Boral Ltd.	8,478	33,583
Brambles Ltd.	15,309	120,525
Caltex Australia Ltd.	2,609	68,560
Challenger Ltd./Australia	4,833	27,144
CIMIC Group Ltd.	1,086	18,490
Coca-Cola Amatil Ltd.	6,048	35,978
Cochlear Ltd.	567	37,608
Commonwealth Bank of Australia	15,714	874,441
Computershare Ltd.	4,644	34,163
Crown Resorts Ltd.	3,888	33,745
CSL Ltd.	4,455	327,730
Dexus Property Group	8,856	46,105
DUET Group	20,493	33,485
Flight Centre Travel Group Ltd.[a]	621	17,166
Fortescue Metals Group Ltd.[a]	14,796	18,106
Goodman Group	15,579	67,000
GPT Group (The)	15,660	54,056
Harvey Norman Holdings Ltd.	6,831	21,454
Healthscope Ltd.	10,881	17,010
Iluka Resources Ltd.	4,131	15,867
Incitec Pivot Ltd.	17,415	38,187
Insurance Australia Group Ltd.	21,708	80,922
James Hardie Industries PLC	4,239	47,945
LendLease Group	4,860	44,656
Macquarie Group Ltd.	2,889	146,276
Medibank Pvt Ltd.	26,622	47,266
Mirvac Group	33,594	45,149
National Australia Bank Ltd.	24,983	488,800

Security	Shares	Value
Newcrest Mining Ltd.[b]	6,993	$63,711
Oil Search Ltd.	13,068	60,084
Orica Ltd.[a]	3,780	38,021
Origin Energy Ltd.	17,014	49,343
Platinum Asset Management Ltd.	2,241	10,240
Qantas Airways Ltd.	5,198	14,266
QBE Insurance Group Ltd.	12,879	99,116
Ramsay Health Care Ltd.	1,476	63,249
REA Group Ltd.	432	16,134
Rio Tinto Ltd.	3,861	106,867
Santos Ltd.	15,095	33,741
Scentre Group	51,216	157,590
Seek Ltd.	2,997	30,697
Sonic Healthcare Ltd.	4,080	53,102
South32 Ltd.[b]	55,700	38,414
Stockland	22,177	64,159
Suncorp Group Ltd.	12,204	100,223
Sydney Airport	10,287	47,879
Tabcorp Holdings Ltd.	5,846	19,022
Tatts Group Ltd.	15,390	45,177
Telstra Corp. Ltd.	41,096	163,660
TPG Telecom Ltd.	2,700	19,194
Transurban Group	19,940	152,047
Treasury Wine Estates Ltd.	7,865	50,404
Vicinity Centres	31,870	65,601
Wesfarmers Ltd.	10,693	318,961
Westfield Corp.	18,576	130,083
Westpac Banking Corp.	30,726	670,495
Woodside Petroleum Ltd.	7,020	138,789
Woolworths Ltd.	12,096	207,742

		7,340,394
AUSTRIA — 0.07%
Andritz AG	824	38,116
Erste Group Bank AGb	2,430	70,283
IMMOEAST AG Escrow[b]	5,270	—
OMV AG	1,458	37,319
Raiffeisen Bank International AGb	1,134	14,234
Voestalpine AG	1,134	29,744

		189,696
BELGIUM — 0.63%
Ageas	2,027	81,909
Anheuser-Busch InBev SA/NV	7,641	957,841
Colruyt SA	810	43,113
Delhaize Group	972	101,431
Groupe Bruxelles Lambert SA	810	61,238

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2016

Security	Shares	Value
KBC Groep NV	2,403	$137,263
Proximus SADP	1,380	47,410
Solvay SA	743	61,174
Telenet Group Holding NVa,b	567	29,406
UCB SA	1,215	103,361
Umicore SA	819	29,949

		1,654,095
CANADA — 3.45%
Agnico Eagle Mines Ltd.	2,214	65,323
Agrium Inc.	1,267	110,129
Alimentation Couche-Tard Inc. Class B	3,969	171,988
AltaGas Ltd.	1,080	25,157
ARC Resources Ltd.	2,889	38,657
Atco Ltd./Canada Class I	783	21,605
Bank of Montreal	6,156	329,049
Bank of Nova Scotia (The)	11,313	461,363
Barrick Gold Corp.	11,367	112,519
BCE Inc.	1,080	43,307
BlackBerry Ltd.[a,b]	4,617	32,776
Bombardier Inc. Class Bb	21,310	14,840
Brookfield Asset Management Inc. Class A	8,111	243,748
CAE Inc.	2,700	28,070
Cameco Corp.	3,915	47,322
Canadian Imperial Bank of Commerce/Canada	3,753	243,328
Canadian National Railway Co.	7,398	399,274
Canadian Natural Resources Ltd.	10,368	220,953
Canadian Oil Sands Ltd.	4,732	31,575
Canadian Pacific Railway Ltd.	1,458	174,473
Canadian Tire Corp. Ltd. Class A	675	54,753
Canadian Utilities Ltd. Class A	1,296	33,274
CCL Industries Inc. Class B	243	34,104
Cenovus Energy Inc.	8,262	101,334
CGI Group Inc. Class Aa,b	2,187	93,308
CI Financial Corp.	2,484	54,614
Constellation Software Inc./Canada	189	68,495
Crescent Point Energy Corp.	4,995	55,123
Dollarama Inc.	1,161	62,016
Eldorado Gold Corp.	6,692	15,122
Element Financial Corp.[a]	3,267	34,289
Empire Co. Ltd. Class A	1,377	25,911
Enbridge Inc.	8,088	279,668
Encana Corp.	8,347	36,478

Security	Shares	Value
Fairfax Financial Holdings Ltd.	216	$110,715
Finning International Inc.	1,431	18,141
First Capital Realty Inc.	918	12,212
First Quantum Minerals Ltd.	6,912	14,882
Fortis Inc./Canada	2,538	73,421
Franco-Nevada Corp.	1,512	66,647
George Weston Ltd.	486	37,302
Gildan Activewear Inc.	2,268	56,988
Goldcorp Inc.	8,046	91,252
Great-West Lifeco Inc.	2,700	66,615
H&R REIT	1,566	20,976
Husky Energy Inc.	3,228	31,976
IGM Financial Inc.	1,134	28,937
Imperial Oil Ltd.	2,916	88,998
Industrial Alliance Insurance & Financial Services Inc.	1,107	32,716
Intact Financial Corp.	1,215	72,524
Inter Pipeline Ltd.	2,970	47,908
Jean Coutu Group PJC Inc. (The) Class A	783	10,956
Keyera Corp.	1,512	41,258
Kinross Gold Corp.[b]	11,124	18,260
Linamar Corp.	405	15,722
Loblaw Companies Ltd.	2,160	100,982
Magna International Inc. Class A	3,932	135,989
Manulife Financial Corp.	19,028	263,262
MEG Energy Corp.[b]	1,377	5,685
Methanex Corp.	918	24,358
Metro Inc.	2,349	69,122
National Bank of Canada	3,186	90,492
Onex Corp.	783	46,588
Open Text Corp.	1,242	60,492
Pembina Pipeline Corp.	3,186	72,085
Peyto Exploration & Development Corp.	1,431	30,639
Potash Corp. of Saskatchewan Inc.	7,839	127,229
Power Corp. of Canada	3,699	78,094
Power Financial Corp.	2,592	59,548
PrairieSky Royalty Ltd.	1,242	17,598
Restaurant Brands International Inc.	1,959	65,859
RioCan REIT	1,404	24,683
Rogers Communications Inc. Class B	3,213	109,524
Royal Bank of Canada	13,932	718,257
Saputo Inc.	2,376	58,081

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2016

Security	Shares	Value
Seven Generations Energy Ltd.[a,b]	1,350	$15,119
Shaw Communications Inc. Class B	3,726	64,207
Silver Wheaton Corp.	4,065	47,691
Smart REIT	351	7,722
SNC-Lavalin Group Inc.	1,431	40,726
Sun Life Financial Inc.	5,508	157,265
Suncor Energy Inc.	13,748	324,149
Teck Resources Ltd. Class Ba	5,697	21,173
TELUS Corp.	2,936	81,305
Thomson Reuters Corp.	3,429	127,681
Toronto-Dominion Bank (The)	17,415	657,742
Tourmaline Oil Corp.[b]	1,595	31,656
TransCanada Corp.	6,507	224,953
Turquoise Hill Resources Ltd.[a,b]	8,267	17,213
Valeant Pharmaceuticals International Inc.[a,b]	3,105	284,630
Veresen Inc.	2,754	15,617
Vermilion Energy Inc.	1,242	33,061
West Fraser Timber Co. Ltd.	675	23,096
Yamana Gold Inc.	11,232	19,235

		9,075,159
DENMARK — 0.82%
AP Moeller – Maersk A/S Class A	47	59,152
AP Moeller – Maersk A/S Class B	69	88,240
Carlsberg A/S Class B	1,053	88,248
Chr Hansen Holding A/S	918	55,944
Coloplast A/S Class B	1,080	88,084
Danske Bank A/S	6,318	169,198
DSV A/S	1,943	75,248
ISS A/S	1,296	45,663
Novo Nordisk A/S Class B	18,468	1,017,275
Novozymes A/S Class B	2,241	92,930
Pandora A/S	1,102	146,521
TDC A/S	7,644	32,596
Tryg A/S	1,215	23,060
Vestas Wind Systems A/S	2,349	152,550
William Demant Holding A/Sa,b	273	23,948

		2,158,657
FINLAND — 0.43%
Elisa OYJ	1,485	53,524
Fortum OYJ	4,455	69,657
Kone OYJ Class B	3,078	134,454
Metso OYJ	1,026	21,093
Neste OYJ	1,296	40,359
Nokia OYJ	34,763	248,261

Security	Shares	Value
Nokia OYJ New[b]	16,660	$118,978
Nokian Renkaat OYJ	1,080	36,461
Orion OYJ Class B	918	30,097
Sampo OYJ Class A	3,996	191,980
Stora Enso OYJ Class R	5,103	41,275
UPM-Kymmene OYJ	5,265	85,170
Wartsila OYJ Abp	1,485	66,379

		1,137,688
FRANCE — 4.10%
Accor SA	2,041	77,296
Aeroports de Paris	270	30,486
Air Liquide SA	3,311	341,141
Airbus Group SE	5,481	342,914
Alstom SAa,b	2,079	55,598
ArcelorMittal[a]	9,558	35,981
Arkema SA	576	35,875
Atos SE	810	63,762
AXA SA	18,711	461,007
BNP Paribas SA	10,125	479,040
Bollore SA	8,019	32,287
Bouygues SA	2,049	79,960
Bureau Veritas SA	2,484	47,198
Cap Gemini SA	1,458	132,647
Carrefour SA	5,376	152,582
Casino Guichard Perrachon SAa	513	23,158
Christian Dior SE	540	91,035
Cie. de Saint-Gobain	4,558	187,095
Cie. Generale des Etablissements Michelin Class B	1,782	162,086
CNP Assurances	1,728	23,026
Credit Agricole SA	9,801	97,525
Danone SA	5,589	383,719
Dassault Systemes	1,296	99,832
Edenred	2,217	41,525
Electricite de France SA	2,376	30,954
Engie SA	13,851	220,241
Essilor International SA	1,971	243,876
Eurazeo SA	330	20,125
Eutelsat Communications SA	1,431	46,089
Fonciere des Regions	351	29,738
Gecina SA	324	41,492
Groupe Eurotunnel SE Registered	4,401	50,431
Hermes International	270	91,605
ICADE	351	24,877
Iliad SA	243	60,752

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2016

Security	Shares	Value
Imerys SA	264	$16,291
Ingenico Group SA	527	62,042
JCDecaux SA	648	25,438
Kering	675	113,246
Klepierre	1,998	86,261
L’Oreal SA	2,431	414,429
Lagardere SCA	1,242	35,197
Legrand SA	2,581	141,649
LVMH Moet Hennessy Louis Vuitton SE	2,673	428,642
Natixis SA	9,851	48,127
Numericable-SFR SAS	945	37,374
Orange SA	18,657	329,667
Pernod Ricard SA	2,082	243,193
Peugeot SAa,b	4,456	65,863
Publicis Groupe SA	1,848	110,519
Remy Cointreau SAa	189	13,534
Renault SA	1,807	152,374
Rexel SA	2,484	29,311
Safran SA	2,754	177,785
Sanofi	11,253	932,096
Schneider Electric SE	5,298	281,533
SCOR SE	1,613	56,069
SES SA	2,970	77,337
Societe BIC SA	270	43,896
Societe Generale SA	6,959	264,905
Sodexo SA	891	86,924
STMicroelectronics NV	6,318	41,128
Suez Environnement Co.	3,132	57,867
Technip SA	999	46,309
Thales SA	999	75,851
Total SA	21,006	930,093
Unibail-Rodamco SE	891	223,673
Valeo SA	729	94,224
Veolia Environnement SA	4,050	97,265
Vinci SA	4,455	300,898
Vivendi SA	11,045	239,383
Wendel SA	324	32,362
Zodiac Aerospace	2,132	44,455

		10,794,165
GERMANY — 3.49%
adidas AG	2,025	208,116
Allianz SE Registered	4,374	703,543
Axel Springer SE	486	25,211
BASF SE	8,532	564,078
Bayer AG Registered	7,938	888,135

Security	Shares	Value
Bayerische Motoren Werke AG	2,997	$248,601
Beiersdorf AG	945	86,997
Brenntag AG	1,458	70,922
Commerzbank AGb	9,855	79,625
Continental AG	1,053	219,448
Daimler AG Registered	9,018	626,068
Deutsche Bank AG Registered	13,122	232,858
Deutsche Boerse AG	1,809	153,873
Deutsche Lufthansa AG Registered[b]	2,160	31,471
Deutsche Post AG Registered	9,288	224,418
Deutsche Telekom AG Registered	30,780	533,387
Deutsche Wohnen AG Bearer	3,186	83,583
E.ON SE	19,440	198,255
Evonik Industries AG	1,269	38,990
Fraport AG Frankfurt Airport Services Worldwide	405	24,449
Fresenius Medical Care AG & Co. KGaA	2,052	181,337
Fresenius SE & Co. KGaA	3,699	243,913
GEA Group AG	1,701	71,092
Hannover Rueck SE	594	62,088
HeidelbergCement AG	1,323	96,759
Henkel AG & Co. KGaA	1,024	94,015
HUGO BOSS AG	648	51,438
Infineon Technologies AG	10,962	145,658
K+S AG Registered[a]	1,647	34,591
Kabel Deutschland Holding AG	236	30,133
Lanxess AG	864	35,334
Linde AG	1,782	240,255
MAN SE	378	38,141
Merck KGaA	1,269	109,960
METRO AG	1,566	43,981
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,593	304,837
Osram Licht AG	784	34,824
ProSiebenSat.1 Media SE Registered	2,106	104,608
QIAGEN NVb	2,349	53,173
RTL Group SAb	378	30,480
RWE AG	4,752	66,176
SAP SE	9,374	742,376
Siemens AG Registered	7,398	705,881
Symrise AG	1,188	76,434
Telefonica Deutschland Holding AG	5,994	29,595

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2016

Security	Shares	Value
ThyssenKrupp AG	3,510	$54,065
United Internet AG Registered[c]	1,188	61,015
Volkswagen AGa	325	42,411
Vonovia SE	4,426	134,144
Zalando SEb,d	783	26,828

		9,187,570
HONG KONG — 1.29%
AIA Group Ltd.	113,400	624,346
ASM Pacific Technology Ltd.	2,700	19,462
Bank of East Asia Ltd. (The)[a]	10,880	31,663
BOC Hong Kong Holdings Ltd.	41,500	109,311
Cheung Kong Infrastructure Holdings Ltd.[a]	9,000	84,185
Cheung Kong Property Holdings Ltd.	27,336	146,289
CK Hutchison Holdings Ltd.[a]	27,336	338,414
CLP Holdings Ltd.	15,500	129,650
Galaxy Entertainment Group Ltd.[a]	27,000	83,607
Hang Lung Properties Ltd.	27,000	49,470
Hang Seng Bank Ltd.[a]	8,100	133,736
Henderson Land Development Co. Ltd.	16,170	87,261
HK Electric Investments & HK Electric Investments Ltd.[d]	13,500	10,546
HKT Trust & HKT Ltd.[a]	34,740	45,619
Hong Kong & China Gas Co. Ltd.[a]	70,084	122,647
Hong Kong Exchanges and Clearing Ltd.[a]	10,800	236,320
Hongkong Land Holdings Ltd.[a]	5,400	33,858
Li & Fung Ltd.[a]	54,000	30,806
Link REIT[a]	27,000	153,858
Melco Crown Entertainment Ltd. ADR[a]	594	9,053
MGM China Holdings Ltd.[a]	10,800	12,891
MTR Corp. Ltd.	13,500	60,884
New World Development Co. Ltd.	57,333	46,409
NWS Holdings Ltd.	2,000	2,955
PCCW Ltd.	56,000	33,386
Power Assets Holdings Ltd.[a]	13,500	122,635
Sands China Ltd.[a]	21,600	74,379
Sino Land Co. Ltd.	46,000	58,395
SJM Holdings Ltd.[a]	27,000	17,658
Sun Hung Kai Properties Ltd.[a]	18,000	193,811
Swire Pacific Ltd. Class Aa	6,000	57,819
Swire Properties Ltd.[a]	10,800	27,823
Techtronic Industries Co. Ltd.[a]	13,893	52,303

Security	Shares	Value
WH Group Ltd.[a,b,d]	69,500	$39,470
Wharf Holdings Ltd. (The)[a]	14,000	64,758
Wheelock & Co. Ltd.[a]	13,000	49,359
Wynn Macau Ltd.[a]	10,800	11,587

		3,406,623
IRELAND — 0.70%
Bank of Ireland[b]	277,479	91,275
CRH PLC	8,120	213,330
Endo International PLC[b]	2,025	112,327
Irish Bank Resolution Corp. Ltd.[b]	6,552	—
Jazz Pharmaceuticals PLC[b]	594	76,472
Kerry Group PLC Class A	1,539	125,395
Medtronic PLC	13,338	1,012,621
Pentair PLC	1,811	85,334
Tyco International PLC	3,982	136,941

		1,853,695
ISRAEL — 0.30%
Azrieli Group Ltd.	405	14,283
Bank Hapoalim BM	10,503	48,457
Bank Leumi le-Israel BMb	11,961	39,279
Bezeq The Israeli Telecommunication Corp. Ltd.	19,440	41,680
Check Point Software Technologies Ltd.[a,b]	621	48,941
Delek Group Ltd.	56	9,505
Israel Chemicals Ltd.	4,428	17,720
Mizrahi Tefahot Bank Ltd.	1,215	13,561
NICE-Systems Ltd.	594	34,763
Taro Pharmaceutical Industries Ltd.[a,b]	81	11,810
Teva Pharmaceutical Industries Ltd.	8,613	521,485

		801,484
ITALY — 0.85%
Assicurazioni Generali SpA	10,611	158,332
Atlantia SpA	3,969	103,415
Banca Monte dei Paschi di Siena SpA[a,b]	23,814	17,084
Banco Popolare SCb	3,751	34,581
CNH Industrial NV	9,396	58,307
Enel Green Power SpA	17,712	34,497
Enel SpA	67,269	274,267
Eni SpA	24,273	348,794
EXOR SpA	999	32,353
Ferrari NVa,b	876	34,692
Finmeccanica SpA[b]	4,326	51,163

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2016

Security	Shares	Value
Intesa Sanpaolo SpA	118,611	$336,002
Luxottica Group SpA	1,701	105,925
Mediobanca SpA	5,226	41,648
Prysmian SpA	1,755	35,834
Saipem SpA[a,b]	2,646	1,633
Snam SpA	19,602	109,551
Telecom Italia SpA[a,b]	98,010	108,385
Tenaris SA	4,536	46,530
Terna Rete Elettrica Nazionale SpA	14,272	76,196
UniCredit SpA	46,089	176,941
Unione di Banche Italiane SpA	9,190	42,779
UnipolSai SpA	8,721	18,382

		2,247,291
NETHERLANDS — 1.37%
Aegon NV	17,577	98,919
AerCap Holdings NVb	783	24,046
Akzo Nobel NV	2,376	151,866
Altice NV Class Aa,b	3,078	44,096
Altice NV Class Bb	1,350	19,903
ASML Holding NV	3,213	292,801
Boskalis Westminster	839	32,955
Chicago Bridge & Iron Co. NV	945	36,685
Fiat Chrysler Automobiles NVa	8,455	58,598
Gemalto NVa	783	46,903
Heineken Holding NV	999	76,370
Heineken NV	2,241	194,038
ING Groep NV CVA	36,936	423,446
Koninklijke Ahold NV	8,127	183,131
Koninklijke DSM NV	1,512	72,837
Koninklijke KPN NV	29,567	113,863
Koninklijke Philips NV	9,203	243,924
Koninklijke Vopak NV	702	30,426
Mobileye NVa,b	702	19,045
Mylan NVb	4,050	213,395
NN Group NV	2,349	79,200
NXP Semiconductors NVa,b	1,242	92,877
OCI NVb	891	16,081
Randstad Holding NV	1,134	61,512
RELX NV	9,595	159,524
TNT Express NV	4,320	36,779
Unilever NV CVA	15,741	696,461
Wolters Kluwer NV	2,754	93,392

		3,613,073

Security	Shares	Value
NEW ZEALAND — 0.06%
Auckland International Airport Ltd.	9,531	$34,224
Contact Energy Ltd.	7,101	21,134
Fletcher Building Ltd.	5,751	25,637
Meridian Energy Ltd.	12,859	19,552
Mighty River Power Ltd.	6,750	11,573
Ryman Healthcare Ltd.	3,510	18,259
Spark New Zealand Ltd.	16,956	36,861

		167,240
NORWAY — 0.23%
DNB ASA	9,450	112,824
Gjensidige Forsikring ASA	1,971	31,097
Norsk Hydro ASA	13,878	45,605
Orkla ASA	7,803	62,673
Schibsted ASA	756	21,993
Schibsted ASA Class Bb	675	18,856
Statoil ASA	10,503	142,485
Telenor ASA	7,101	114,558
Yara International ASA	1,539	57,662

		607,753
PORTUGAL — 0.07%
Banco Comercial Portugues SA Registered[a,b]	339,417	14,286
EDP – Energias de Portugal SA	23,780	82,777
Galp Energia SGPS SA	3,696	43,632
Jeronimo Martins SGPS SA	2,538	35,262

		175,957
SINGAPORE — 0.51%
Ascendas REIT[a]	16,537	26,955
CapitaLand Commercial Trust Ltd.[a]	13,100	11,919
CapitaLand Ltd.[a]	27,000	58,238
CapitaLand Mall Trust[a]	27,200	38,030
City Developments Ltd.[a]	2,900	14,181
ComfortDelGro Corp. Ltd.[a]	18,900	37,579
DBS Group Holdings Ltd.[a]	16,200	160,031
Genting Singapore PLC	54,800	27,144
Global Logistic Properties Ltd.	29,700	35,265
Golden Agri-Resources Ltd.[b]	81,000	21,057
Hutchison Port Holdings Trust[a]	54,000	25,650
Jardine Cycle & Carriage Ltd.[a]	1,110	29,082
Keppel Corp. Ltd.[a]	15,200	53,611
Noble Group Ltd.[a]	54,163	11,797
Oversea-Chinese Banking Corp. Ltd.[a]	29,625	164,849

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2016

Security	Shares	Value
SembCorp Industries Ltd.[a]	10,200	$17,988
Sembcorp Marine Ltd[a]	5,800	6,337
Singapore Airlines Ltd.	5,800	44,948
Singapore Exchange Ltd.[a]	6,300	31,338
Singapore Press Holdings Ltd.[a]	19,000	47,523
Singapore Technologies Engineering Ltd.[a]	13,100	26,415
Singapore Telecommunications Ltd.[a]	75,600	186,437
StarHub Ltd.[a]	5,800	13,774
Suntec REIT[a]	27,000	29,973
United Overseas Bank Ltd.[a]	13,500	171,584
UOL Group Ltd.	2,900	11,410
Wilmar International Ltd.	18,900	37,845
Yangzijiang Shipbuilding Holdings Ltd.[a]	16,000	10,455

		1,351,415
SPAIN — 1.31%
Abertis Infraestructuras SA	4,833	71,671
ACS Actividades de Construccion y Servicios SA	1,701	42,904
Aena SAb,d	675	74,682
Amadeus IT Holding SA Class A	4,185	169,882
Banco Bilbao Vizcaya Argentaria SA	59,832	381,714
Banco de Sabadell SA	47,817	86,096
Banco Popular Espanol SA	16,135	43,281
Banco Santander SA	142,533	606,886
Bankia SA	45,036	44,540
Bankinter SA	6,507	45,132
CaixaBank SA	25,134	75,605
Distribuidora Internacional de Alimentacion SA	5,805	31,074
Enagas SA	2,291	66,189
Endesa SA	2,808	53,977
Ferrovial SA	4,212	91,767
Gas Natural SDG SA	3,348	65,263
Grifols SA	2,942	60,978
Iberdrola SA	53,172	370,984
Industria de Diseno Textil SA	10,233	334,227
International Consolidated Airlines Group SA	8,097	61,978
Mapfre SA	8,964	19,971
Red Electrica Corp. SA	1,015	81,701
Repsol SA	10,801	110,935
Telefonica SA	43,254	452,959
Zardoya Otis SAa	1,766	18,517

		3,462,913

Security	Shares	Value
SWEDEN — 1.18%
Alfa Laval AB	2,589	$44,383
Assa Abloy AB	9,315	196,295
Atlas Copco AB Class A	6,507	138,716
Atlas Copco AB Class B	3,753	76,242
Boliden AB	2,430	33,581
Electrolux AB Class B	2,403	52,124
Getinge AB Class B	2,133	46,789
Hennes & Mauritz AB Class B	8,991	292,956
Hexagon AB Class B	2,333	77,268
Husqvarna AB Class B	4,783	30,288
ICA Gruppen AB	756	26,687
Industrivarden AB Class C	1,404	22,153
Investment AB Kinnevik Class B	2,349	60,266
Investor AB Class B	4,320	143,934
Lundin Petroleum ABa,b	2,214	31,655
Millicom International Cellular SA SDR	648	28,474
Nordea Bank AB	29,484	295,357
Sandvik AB	10,449	86,822
Securitas AB Class B	3,375	49,553
Skandinaviska Enskilda Banken AB Class A	14,526	139,417
Skanska AB Class B	3,537	67,936
SKF AB Class B	3,835	58,230
Svenska Cellulosa AB SCA Class B	5,562	164,039
Svenska Handelsbanken AB Class A	14,337	179,402
Swedbank AB Class A	8,694	181,586
Swedish Match AB	1,863	66,091
Tele2 AB Class B	2,862	23,680
Telefonaktiebolaget LM Ericsson Class B	27,837	244,772
TeliaSonera AB	24,220	113,912
Volvo AB Class B	14,607	132,103

		3,104,711
SWITZERLAND — 3.90%
ABB Ltd. Registered	21,087	361,585
Actelion Ltd. Registered	997	130,481
Adecco SA Registered	1,620	98,814
Aryzta AG	837	38,148
Baloise Holding AG Registered	460	56,117
Barry Callebaut AG Registered[a]	27	30,804
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	15	87,615

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2016

Security	Shares	Value
Cie. Financiere Richemont SA Class A Registered	4,995	$322,958
Credit Suisse Group AG Registered	17,294	303,803
Dufry AG Registered[a,b]	378	40,801
EMS-Chemie Holding AG Registered	81	33,834
Galenica AG Registered	27	37,549
Geberit AG Registered	378	133,470
Givaudan SA Registered	85	158,195
Julius Baer Group Ltd.	2,146	90,582
Kuehne + Nagel International AG Registered	575	75,758
LafargeHolcim Ltd. Registered	3,981	166,754
Lonza Group AG Registered	513	78,253
Nestle SA Registered	30,213	2,217,360
Novartis AG Registered	21,573	1,652,740
Pargesa Holding SA Bearer	350	20,273
Partners Group Holding AG	135	48,518
Roche Holding AG	6,696	1,724,564
Schindler Holding AG Participation Certificates	459	70,061
Schindler Holding AG Registered	162	24,901
SGS SA Registered	54	104,506
Sika AG Bearer	29	103,502
Sonova Holding AG Registered	486	58,150
Sulzer AG Registered	81	7,372
Swatch Group AG (The) Bearer[a]	297	100,986
Swatch Group AG (The) Registered	434	28,738
Swiss Life Holding AG Registered	297	75,246
Swiss Prime Site AG Registered	594	47,420
Swiss Re AG	3,375	312,253
Swisscom AG Registered	245	121,346
Syngenta AG Registered	891	326,870
Transocean Ltd.	3,267	33,255
UBS Group AG	34,992	574,748
Weatherford International PLC[b]	7,236	48,771
Zurich Insurance Group AG	1,431	315,346

		10,262,447
UNITED KINGDOM — 8.15%
3i Group PLC	9,572	60,014
Aberdeen Asset Management PLC	9,261	32,382
Admiral Group PLC	1,890	47,560
Aggreko PLC	2,423	29,318
Amec Foster Wheeler PLC	3,321	19,413
Anglo American PLC	13,230	52,068

Security	Shares	Value
Antofagasta PLC	3,375	$18,202
ARM Holdings PLC	13,527	190,537
Ashtead Group PLC	4,860	61,976
Associated British Foods PLC	3,510	156,836
AstraZeneca PLC	11,934	759,661
Auto Trader Group PLC[d]	6,129	34,037
Aviva PLC	38,207	260,577
Babcock International Group PLC	2,513	32,617
BAE Systems PLC	30,996	226,874
Barclays PLC	159,523	420,887
Barratt Developments PLC	8,964	76,229
BG Group PLC	32,103	480,199
BHP Billiton PLC	20,331	195,071
BP PLC	171,990	917,563
British American Tobacco PLC	17,631	974,623
British Land Co. PLC (The)	9,531	100,046
BT Group PLC	78,975	543,158
Bunzl PLC	3,402	90,145
Burberry Group PLC	4,374	74,144
Capita PLC	6,264	104,404
Carnival PLC	1,842	90,928
Centrica PLC	45,713	132,800
Cobham PLC	11,475	41,344
Coca-Cola HBC AG	1,823	36,953
Compass Group PLC	15,282	260,781
Croda International PLC	1,242	50,246
Diageo PLC	24,084	643,805
Direct Line Insurance Group PLC	12,152	64,572
Dixons Carphone PLC	9,423	63,317
easyJet PLC	1,701	37,351
Experian PLC	9,396	158,606
Fresnillo PLC	2,241	22,951
G4S PLC	16,578	53,334
GKN PLC	15,228	60,223
GlaxoSmithKline PLC	45,981	938,574
Glencore PLC	119,394	151,544
Hammerson PLC	7,970	65,967
Hargreaves Lansdown PLC	2,740	52,976
HSBC Holdings PLC	185,436	1,294,951
ICAP PLC	5,589	38,324
IMI PLC	2,246	25,631
Imperial Tobacco Group PLC	8,964	481,406
Inmarsat PLC	3,996	62,352
InterContinental Hotels Group PLC	2,323	75,690
Intertek Group PLC	1,593	63,949

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2016

Security	Shares	Value
Intu Properties PLC	8,776	$37,222
Investec PLC	5,130	32,302
ITV PLC	35,586	134,677
J Sainsbury PLC	14,310	49,752
Johnson Matthey PLC	1,887	65,981
Kingfisher PLC	22,099	102,224
Land Securities Group PLC	7,830	121,620
Legal & General Group PLC	58,320	201,440
Lloyds Banking Group PLC	547,254	508,153
London Stock Exchange Group PLC	2,997	105,176
Marks & Spencer Group PLC	16,389	98,594
Meggitt PLC	7,695	39,666
Melrose Industries PLC	10	43
Merlin Entertainments PLC[d]	7,182	42,146
Mondi PLC	3,438	55,401
National Grid PLC	35,889	501,857
Next PLC	1,431	140,569
Nielsen Holdings PLC	3,294	158,639
Old Mutual PLC	46,665	112,332
Pearson PLC	7,857	87,935
Persimmon PLC	2,943	84,996
Petrofac Ltd.	2,673	30,011
Provident Financial PLC	1,188	49,511
Prudential PLC	24,597	477,132
Randgold Resources Ltd.	891	62,777
Reckitt Benckiser Group PLC	6,048	534,820
RELX PLC	10,449	182,310
Rexam PLC	6,612	56,275
Rio Tinto PLC	11,313	275,054
Rolls-Royce Holdings PLC	17,602	138,575
Royal Bank of Scotland Group PLC[b]	29,582	106,038
Royal Dutch Shell PLC Class A	36,909	794,755
Royal Dutch Shell PLC Class B	23,059	497,507
Royal Mail PLC	7,965	51,882
RSA Insurance Group PLC	9,045	53,426
SABMiller PLC	9,126	541,434
Sage Group PLC (The)	10,343	91,110
Schroders PLC	1,134	43,818
Segro PLC	7,803	48,580
Severn Trent PLC	2,214	68,747
Shire PLC	5,670	314,477
Sky PLC	9,693	148,770
Smith & Nephew PLC	8,775	144,638
Smiths Group PLC	3,807	50,951
Sports Direct International PLC[a,b]	2,619	15,440

Security	Shares	Value
SSE PLC	9,424	$193,835
St. James’s Place PLC	5,007	67,686
Standard Chartered PLC	31,521	210,596
Standard Life PLC	18,360	94,669
Tate & Lyle PLC	4,617	40,965
Taylor Wimpey PLC	29,295	79,952
Tesco PLC[b]	79,353	195,183
Travis Perkins PLC	2,511	65,004
TUI AG	5,013	84,336
Unilever PLC	12,312	538,782
United Utilities Group PLC	6,375	86,496
Vodafone Group PLC	250,668	796,127
Weir Group PLC (The)	2,268	27,828
Whitbread PLC	1,755	99,579
William Hill PLC	8,100	44,696
Wm Morrison Supermarkets PLC	21,519	53,266
Wolseley PLC	2,593	127,375
WPP PLC	12,609	271,329

		21,463,583
UNITED STATES — 63.74%
3M Co.	5,886	888,786
Abbott Laboratories	14,216	538,076
AbbVie Inc.	15,633	858,252
Accenture PLC Class A	5,913	624,058
Activision Blizzard Inc.	4,863	169,330
Acuity Brands Inc.	405	81,984
Adobe Systems Inc.[b]	4,698	418,733
ADT Corp. (The)	1,782	52,712
Advance Auto Parts Inc.	702	106,739
AES Corp./VA	6,912	65,664
Aetna Inc.	3,267	332,711
Affiliated Managers Group Inc.[b]	513	68,839
Aflac Inc.	4,104	237,868
AGCO Corp.	746	36,382
Agilent Technologies Inc.	3,159	118,936
AGL Resources Inc.	1,080	68,645
Air Products & Chemicals Inc.	1,940	245,817
Airgas Inc.	675	94,500
Akamai Technologies Inc.[b]	1,647	75,136
Albemarle Corp.	1,026	54,009
Alcoa Inc.	12,771	93,101
Alexion Pharmaceuticals Inc.[b]	2,133	311,269
Alkermes PLC[b]	1,404	44,942
Alleghany Corp.[b]	162	77,423
Allergan PLC[b]	3,726	1,059,786

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2016

Security	Shares	Value
Alliance Data Systems Corp.[b]	567	$113,281
Alliant Energy Corp.	1,053	68,803
Allstate Corp. (The)	3,807	230,704
Ally Financial Inc.[b]	4,263	67,569
Alnylam Pharmaceuticals Inc.[b]	719	49,568
Alphabet Inc. Class Ab	2,781	2,117,314
Alphabet Inc. Class Cb	2,943	2,186,502
Altria Group Inc.	18,549	1,133,529
Amazon.com Inc.[b]	3,780	2,218,860
AMERCO	54	19,799
Ameren Corp.	2,376	106,730
American Airlines Group Inc.	1,755	68,427
American Capital Agency Corp.	3,267	55,768
American Electric Power Co. Inc.	4,752	289,729
American Express Co.	8,451	452,129
American International Group Inc.	12,366	698,432
American Tower Corp.	4,023	379,530
American Water Works Co. Inc.	1,674	108,659
Ameriprise Financial Inc.	1,701	154,196
AmerisourceBergen Corp.	1,890	169,268
AMETEK Inc.	2,322	109,250
Amgen Inc.	7,263	1,109,278
Amphenol Corp. Class A	2,935	145,488
Anadarko Petroleum Corp.	4,806	187,867
Analog Devices Inc.	3,009	162,065
Annaly Capital Management Inc.	9,126	86,697
ANSYS Inc.[b]	891	78,577
Antero Resources Corp.[a,b]	972	26,409
Anthem Inc.	2,484	324,137
Aon PLC	2,646	232,398
Apache Corp.	3,618	153,910
Apple Inc.	54,216	5,277,385
Applied Materials Inc.	11,610	204,917
Aramark	1,998	63,836
Arch Capital Group Ltd.[b]	1,269	85,721
Archer-Daniels-Midland Co.	5,751	203,298
Arrow Electronics Inc.[b]	891	45,976
Arthur J Gallagher & Co.	1,635	61,541
Ashland Inc.	594	56,287
Assurant Inc.	657	53,421
AT&T Inc.	58,752	2,118,597
Autodesk Inc.[b]	2,052	96,075
Autoliv Inc.[a]	810	83,252
Automatic Data Processing Inc.	4,374	363,436
AutoNation Inc.[b]	756	32,697

Security	Shares	Value
AutoZone Inc.[b]	299	$229,450
Avago Technologies Ltd.	1,293	172,887
AvalonBay Communities Inc.	1,269	217,621
Avery Dennison Corp.	837	50,965
Avnet Inc.	1,188	47,425
Axalta Coating Systems Ltd.[b]	1,431	34,072
Axis Capital Holdings Ltd.	1,026	55,312
B/E Aerospace Inc.	1,080	43,686
Baker Hughes Inc.	4,212	183,264
Ball Corp.	1,255	83,872
Bank of America Corp.	99,009	1,399,987
Bank of New York Mellon Corp. (The)	10,395	376,507
Baxalta Inc.	5,832	233,338
Baxter International Inc.	5,211	190,723
BB&T Corp.	7,317	238,973
Becton Dickinson and Co.	1,998	290,449
Bed Bath & Beyond Inc.[b]	1,720	74,252
Berkshire Hathaway Inc. Class Bb	11,232	1,457,577
Best Buy Co. Inc.	2,889	80,690
Biogen Inc.[b]	2,214	604,555
BioMarin Pharmaceutical Inc.[b]	1,566	115,915
BlackRock Inc.[e]	1,215	381,826
Boeing Co. (The)	6,102	733,033
BorgWarner Inc.	2,214	65,003
Boston Properties Inc.	1,431	166,297
Boston Scientific Corp.[b]	12,960	227,189
Bristol-Myers Squibb Co.	15,957	991,887
Brixmor Property Group Inc.[a]	1,548	41,208
Broadcom Corp. Class A	5,488	300,029
Brown-Forman Corp. Class B	1,134	110,951
Bunge Ltd.	1,350	83,714
CA Inc.	3,186	91,534
Cablevision Systems Corp. Class A	1,971	62,895
Cabot Oil & Gas Corp.	3,888	80,676
Calpine Corp.[b]	3,267	50,018
Camden Property Trust	864	65,923
Cameron International Corp.[b]	1,782	117,006
Campbell Soup Co.	1,755	99,000
Capital One Financial Corp.	5,184	340,174
Cardinal Health Inc.	3,159	257,048
CarMax Inc.[a,b]	2,052	90,657
Carnival Corp.	4,007	192,857
Caterpillar Inc.	5,265	327,694
CBRE Group Inc. Class Ab	2,781	77,785

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2016

Security	Shares	Value
CBS Corp. Class B NVS	4,158	$197,505
CDK Global Inc.	1,322	58,234
CDW Corp./DE	1,269	48,793
Celanese Corp. Series A	1,512	96,269
Celgene Corp.[b]	7,479	750,293
Centene Corp.[b]	1,061	65,846
CenterPoint Energy Inc.	4,023	71,891
CenturyLink Inc.	5,508	140,013
Cerner Corp.[b]	2,916	169,157
CF Industries Holdings Inc.	2,214	66,420
CH Robinson Worldwide Inc.	1,377	89,188
Charles Schwab Corp. (The)	11,394	290,889
Charter Communications Inc. Class Ab	816	139,830
Cheniere Energy Inc.[b]	2,187	65,719
Chesapeake Energy Corp.[a]	5,886	19,954
Chevron Corp.	17,928	1,550,234
Chipotle Mexican Grill Inc.[b]	297	134,532
Chubb Ltd.	4,324	488,915
Church & Dwight Co. Inc.	1,211	101,724
Cigna Corp.	2,457	328,255
Cimarex Energy Co.	864	80,352
Cincinnati Financial Corp.	1,512	87,137
Cintas Corp.	783	67,275
Cisco Systems Inc.	48,735	1,159,406
CIT Group Inc.	1,635	47,987
Citigroup Inc.	28,728	1,223,238
Citizens Financial Group Inc.	4,779	101,554
Citrix Systems Inc.[b]	1,539	108,438
Clorox Co. (The)	1,161	149,827
CME Group Inc./IL	2,997	269,280
CMS Energy Corp.	2,511	97,628
Coach Inc.	2,781	103,036
Coca-Cola Co. (The)	39,177	1,681,477
Coca-Cola Enterprises Inc.	2,160	100,267
Cognizant Technology Solutions Corp. Class Ab	5,832	369,224
Colgate-Palmolive Co.	8,019	541,523
Columbia Pipeline Group Inc.	3,564	66,112
Comcast Corp. Class A	23,409	1,304,115
Comerica Inc.	1,836	62,975
ConAgra Foods Inc.	4,050	168,642
Concho Resources Inc.[b]	1,196	113,776
ConocoPhillips	11,799	461,105
Consolidated Edison Inc.	2,746	190,545

Security	Shares	Value
Constellation Brands Inc. Class A	1,674	$255,252
Continental Resources Inc./OKa,b	918	19,379
Cooper Companies Inc. (The)	459	60,198
Core Laboratories NV	378	37,195
Corning Inc.	11,664	217,067
Costco Wholesale Corp.	4,158	628,357
CR Bard Inc.	729	133,604
Crown Castle International Corp.	3,201	275,926
Crown Holdings Inc.[b]	1,377	63,177
CSX Corp.	9,407	216,549
Cummins Inc.	1,485	133,487
CVS Health Corp.	10,503	1,014,485
Danaher Corp.	5,859	507,682
Darden Restaurants Inc.	1,041	65,645
DaVita HealthCare Partners Inc.[b]	1,674	112,359
Deere & Co.	2,943	226,640
Delphi Automotive PLC	2,646	171,831
Delta Air Lines Inc.	1,890	83,708
DENTSPLY International Inc.	1,431	84,272
Devon Energy Corp.	3,726	103,955
Dick’s Sporting Goods Inc.	918	35,875
Digital Realty Trust Inc.	1,296	103,784
Discover Financial Services	4,023	184,213
Discovery Communications Inc. Class Aa,b	1,404	38,736
Discovery Communications Inc. Class C NVS[b]	2,592	70,528
DISH Network Corp. Class Ab	2,161	104,311
Dollar General Corp.	2,754	206,715
Dollar Tree Inc.[b]	2,079	169,064
Dominion Resources Inc./VA	5,610	404,874
Dover Corp.	1,539	89,955
Dow Chemical Co. (The)	10,557	443,394
DR Horton Inc.	3,213	88,390
Dr Pepper Snapple Group Inc.	1,728	162,156
DTE Energy Co.	1,782	151,488
Duke Energy Corp.	6,534	492,010
Duke Realty Corp.	3,159	63,591
Dun & Bradstreet Corp. (The)	351	34,545
E*TRADE Financial Corp.[b]	2,808	66,157
Eastman Chemical Co.	1,431	87,592
Eaton Corp. PLC	4,476	226,083
Eaton Vance Corp. NVS	1,026	29,405
eBay Inc.[b]	10,233	240,066
Ecolab Inc.	2,538	273,774

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2016

Security	Shares	Value
Edgewell Personal Care Co.	616	$45,590
Edison International	2,916	180,209
Edwards Lifesciences Corp.[b]	1,998	156,264
EI du Pont de Nemours & Co.	8,640	455,846
Electronic Arts Inc.[b]	2,943	189,956
Eli Lilly & Co.	9,423	745,359
EMC Corp./MA	18,117	448,758
Emerson Electric Co.	6,237	286,777
Energen Corp.	703	24,795
Ensco PLC Class A	2,268	22,181
Entergy Corp.	1,755	123,868
Envision Healthcare Holdings Inc.[b]	1,751	38,697
EOG Resources Inc.	5,265	373,920
EQT Corp.	1,458	90,017
Equifax Inc.	1,134	119,977
Equinix Inc.[a]	576	178,888
Equity Residential	3,468	267,348
Essex Property Trust Inc.	652	138,948
Estee Lauder Companies Inc. (The) Class A	2,156	183,799
Everest Re Group Ltd.	405	72,471
Eversource Energy	3,149	169,416
Exelon Corp.	8,258	244,189
Expedia Inc.	1,185	119,732
Expeditors International of Washington Inc.	1,863	84,059
Express Scripts Holding Co.[b]	6,345	456,015
Extra Space Storage Inc.	1,134	102,842
Exxon Mobil Corp.	39,636	3,085,663
F5 Networks Inc.[b]	675	63,302
Facebook Inc. Class Ab	20,358	2,284,371
Fastenal Co.	2,403	97,466
Federal Realty Investment Trust	594	89,593
FedEx Corp.	2,511	333,662
Fidelity National Information Services Inc.	2,565	153,207
Fifth Third Bancorp.	7,506	118,595
FireEye Inc.[a,b]	1,154	16,260
First Republic Bank/CA	1,377	93,636
FirstEnergy Corp.	4,104	135,678
Fiserv Inc.[b]	2,260	213,706
FleetCor Technologies Inc.[b]	729	89,550
Flextronics International Ltd.[b]	5,751	60,270
FLIR Systems Inc.	1,377	40,263
Flowserve Corp.	1,323	51,121

Security	Shares	Value
Fluor Corp.	1,512	$67,874
FMC Corp.	1,300	46,436
FMC Technologies Inc.[b]	2,322	58,398
FNF Group	2,483	80,400
Foot Locker Inc.	1,377	93,030
Ford Motor Co.	34,965	417,482
Fortinet Inc.[b]	1,269	35,710
Fortune Brands Home & Security Inc.	1,490	72,399
Franklin Resources Inc.	3,861	133,822
Freeport-McMoRan Inc.[a]	9,931	45,683
Frontier Communications Corp.	11,718	53,317
GameStop Corp. Class Aa	1,107	29,014
Gap Inc. (The)	2,268	56,065
Garmin Ltd.	1,161	40,844
Gartner Inc.[b]	806	70,839
General Dynamics Corp.	2,619	350,344
General Electric Co.	89,802	2,613,238
General Growth Properties Inc.	5,373	150,659
General Mills Inc.	5,714	322,898
General Motors Co.	13,635	404,141
Genuine Parts Co.	1,485	127,962
Gilead Sciences Inc.	13,905	1,154,115
Global Payments Inc.	1,188	70,033
Goldman Sachs Group Inc. (The)	3,726	601,973
Goodyear Tire & Rubber Co. (The)	2,609	74,122
H&R Block Inc.	2,214	75,387
Halliburton Co.	8,208	260,932
Hanesbrands Inc.	3,888	118,856
Harley-Davidson Inc.	1,934	77,360
Harman International Industries Inc.	632	47,014
Harris Corp.	1,161	100,972
Hartford Financial Services Group Inc. (The)	4,011	161,162
Hasbro Inc.	1,134	84,234
HCA Holdings Inc.[b]	3,051	212,289
HCP Inc.	4,320	155,261
Helmerich & Payne Inc.	1,119	56,845
Henry Schein Inc.[b]	810	122,666
Hershey Co. (The)	1,485	130,843
Hertz Global Holdings Inc.[b]	3,690	33,505
Hess Corp.	2,559	108,758
Hewlett Packard Enterprise Co.	17,559	241,612
Hilton Worldwide Holdings Inc.	4,968	88,480
HollyFrontier Corp.	1,647	57,596

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2016

Security	Shares	Value
Hologic Inc.[b]	2,402	$81,524
Home Depot Inc. (The)	12,285	1,544,962
Honeywell International Inc.	7,047	727,250
Hormel Foods Corp.	1,323	106,382
Host Hotels & Resorts Inc.	7,074	97,975
HP Inc.	17,559	170,498
Humana Inc.	1,431	232,953
Huntington Bancshares Inc./OH	7,884	67,645
IHS Inc. Class Ab	648	67,794
Illinois Tool Works Inc.	3,132	282,099
Illumina Inc.[b]	1,377	217,497
IMS Health Holdings Inc.[a,b]	1,377	31,836
Incyte Corp.[b]	1,593	112,402
Ingersoll-Rand PLC	2,349	120,903
Intel Corp.	45,036	1,397,017
Intercontinental Exchange Inc.	1,107	292,027
International Business Machines Corp.	8,802	1,098,402
International Flavors & Fragrances Inc.	756	88,422
International Paper Co.	3,888	133,009
Interpublic Group of Companies Inc. (The)	4,131	92,700
Intuit Inc.	2,457	234,668
Intuitive Surgical Inc.[b]	351	189,838
Invesco Ltd.	3,807	113,944
Ionis Pharmaceuticals Inc.[a,b]	1,134	44,147
Iron Mountain Inc.	2,054	56,567
Jacobs Engineering Group Inc.[b]	1,188	46,605
Jarden Corp.[b]	1,954	103,660
JB Hunt Transport Services Inc.	891	64,776
JM Smucker Co. (The)	1,053	135,121
Johnson & Johnson	26,487	2,766,302
Johnson Controls Inc.	6,291	225,658
Jones Lang LaSalle Inc.	405	56,992
JPMorgan Chase & Co.	35,370	2,104,515
Juniper Networks Inc.	3,375	79,650
Kansas City Southern	1,080	76,550
Kellogg Co.	2,538	186,391
Keurig Green Mountain Inc.	1,053	93,980
KeyCorp	8,570	95,641
Kimberly-Clark Corp.	3,456	443,820
Kimco Realty Corp.	3,537	96,171
Kinder Morgan Inc./DE	17,928	294,916
KLA-Tencor Corp.	1,566	104,906

Security	Shares	Value
Kohl’s Corp.	1,782	$88,655
Kraft Heinz Co. (The)	5,805	453,138
Kroger Co. (The)	8,721	338,462
L Brands Inc.	2,403	231,048
L-3 Communications Holdings Inc.	754	88,097
Laboratory Corp. of America Holdings[b]	1,007	113,136
Lam Research Corp.	1,566	112,423
Las Vegas Sands Corp.	3,714	167,501
Lear Corp.	748	77,665
Legg Mason Inc.	972	29,763
Leggett & Platt Inc.	1,215	50,435
Lennar Corp. Class A	1,674	70,559
Leucadia National Corp.	2,970	49,183
Level 3 Communications Inc.[b]	2,763	134,862
Liberty Global PLC Series Ab	2,378	81,827
Liberty Global PLC Series C NVS[b]	5,993	199,627
Liberty Interactive Corp. QVC Group Series Ab	4,293	111,876
Liberty Media Corp. Class Ab	918	33,617
Liberty Media Corp. Class Cb	2,150	76,519
Liberty Property Trust	1,404	41,165
Lincoln National Corp.	2,187	86,299
Linear Technology Corp.	2,187	93,451
LinkedIn Corp. Class Ab	1,107	219,086
LKQ Corp.[b]	2,943	80,638
Lockheed Martin Corp.	2,619	552,609
Loews Corp.	2,457	90,934
Lowe’s Companies Inc.	8,829	632,686
lululemon athletica Inc.[b]	999	62,008
LyondellBasell Industries NV Class A	3,699	288,411
M&T Bank Corp.	1,377	151,718
Macerich Co. (The)	1,286	100,269
Macy’s Inc.	3,207	129,595
Mallinckrodt PLC[b]	1,107	64,306
ManpowerGroup Inc.	729	55,659
Marathon Oil Corp.	6,399	62,262
Marathon Petroleum Corp.	5,022	209,869
Markel Corp.[b]	135	113,462
Marriott International Inc./MD Class A	2,073	127,033
Marsh & McLennan Companies Inc.	5,049	269,263
Martin Marietta Materials Inc.	513	64,423
Marvell Technology Group Ltd.	4,671	41,338

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2016

Security	Shares	Value
Masco Corp.	3,243	$85,583
MasterCard Inc. Class A	9,450	841,334
Mattel Inc.	3,321	91,626
Maxim Integrated Products Inc.	2,781	92,885
McCormick & Co. Inc./MD	1,107	97,383
McDonald’s Corp.	8,910	1,102,880
McGraw Hill Financial Inc.	2,592	220,372
McKesson Corp.	2,160	347,717
Mead Johnson Nutrition Co.	1,809	131,134
Medivation Inc.[b]	1,458	47,677
MEDNAX Inc.[b]	837	58,138
Merck & Co. Inc.	26,892	1,362,618
MetLife Inc.	9,035	403,413
Mettler-Toledo International Inc.[b]	243	76,023
MGM Resorts International[b]	4,266	85,661
Michael Kors Holdings Ltd.[b]	1,701	67,870
Microchip Technology Inc.	1,863	83,481
Micron Technology Inc.[b]	10,263	113,201
Microsoft Corp.	72,306	3,983,338
Mohawk Industries Inc.[b]	621	103,341
Molson Coors Brewing Co. Class B	1,431	129,477
Mondelez International Inc. Class A	15,147	652,836
Monsanto Co.	4,374	396,284
Monster Beverage Corp.[b]	1,350	182,291
Moody’s Corp.	1,753	156,262
Morgan Stanley	13,743	355,669
Mosaic Co. (The)	3,132	75,481
Motorola Solutions Inc.	1,512	100,956
Murphy Oil Corp.	1,566	30,709
Nasdaq Inc.	1,161	71,982
National Oilwell Varco Inc.	3,591	116,851
Navient Corp.	3,915	37,427
NetApp Inc.	2,754	60,395
Netflix Inc.[b]	3,834	352,115
NetSuite Inc.[a,b]	324	22,476
New York Community Bancorp. Inc.	4,239	65,620
Newell Rubbermaid Inc.	2,619	101,565
Newmont Mining Corp.	4,725	94,311
News Corp. Class A	3,702	48,015
NextEra Energy Inc.	4,320	482,587
NIKE Inc. Class B	12,744	790,255
Noble Energy Inc.	4,092	132,458
Nordstrom Inc.	1,404	68,936
Norfolk Southern Corp.	2,862	201,771
Northern Trust Corp.	2,079	129,064

Security	Shares	Value
Northrop Grumman Corp.	1,701	$314,787
Norwegian Cruise Line Holdings Ltd.[b]	1,620	73,499
NRG Energy Inc.	3,160	33,622
Nuance Communications Inc.[b]	2,430	42,841
Nucor Corp.	2,970	116,038
NVIDIA Corp.	5,049	147,885
O’Reilly Automotive Inc.[b]	918	239,506
Occidental Petroleum Corp.	7,290	501,771
Oceaneering International Inc.	999	33,816
OGE Energy Corp.	1,890	49,575
Omnicom Group Inc.	2,316	169,879
ONEOK Inc.	2,041	50,841
Oracle Corp.	32,832	1,192,130
PACCAR Inc.	3,321	162,961
Packaging Corp. of America	918	46,662
Palo Alto Networks Inc.[b]	648	96,870
Parker-Hannifin Corp.	1,269	123,296
PartnerRe Ltd.	486	68,234
Patterson Companies Inc.	837	35,539
Paychex Inc.	3,186	152,482
PayPal Holdings Inc.[b]	10,449	377,627
People’s United Financial Inc.	2,754	39,575
Pepco Holdings Inc.	2,403	64,112
PepsiCo Inc.	13,932	1,383,448
Perrigo Co. PLC	1,404	202,990
Pfizer Inc.	58,968	1,797,934
PG&E Corp.	4,509	247,589
Philip Morris International Inc.	14,904	1,341,509
Phillips 66	5,130	411,170
Pinnacle West Capital Corp.	1,026	68,034
Pioneer Natural Resources Co.	1,512	187,412
Plains GP Holdings LP Class A	1,782	14,256
Plum Creek Timber Co. Inc.	1,647	66,720
PNC Financial Services Group Inc. (The)[e]	4,860	421,119
Polaris Industries Inc.	594	43,861
PPG Industries Inc.	2,511	238,846
PPL Corp.	6,318	221,509
Praxair Inc.	2,646	264,600
Priceline Group Inc. (The)[b]	486	517,575
Principal Financial Group Inc.	2,862	108,756
Procter & Gamble Co. (The)	25,731	2,101,965
Progressive Corp. (The)	5,400	168,750
Prologis Inc.	4,968	196,087

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2016

Security	Shares	Value
Prudential Financial Inc.	4,293	$300,853
Public Service Enterprise Group Inc.	4,860	200,718
Public Storage	1,404	355,998
PulteGroup Inc.	3,105	52,040
PVH Corp.	783	57,457
Qorvo Inc.[b]	1,404	55,598
QUALCOMM Inc.	14,769	669,626
Quanta Services Inc.[b]	1,944	36,353
Quest Diagnostics Inc.	1,317	86,487
Quintiles Transnational Holdings Inc.[b]	918	55,842
Ralph Lauren Corp.	594	66,825
Range Resources Corp.[a]	1,566	46,291
Raymond James Financial Inc.	1,312	57,479
Raytheon Co.	2,889	370,485
Realogy Holdings Corp.[b]	1,404	46,051
Realty Income Corp.[a]	2,268	126,532
Red Hat Inc.[b]	1,728	121,046
Regency Centers Corp.	945	68,409
Regeneron Pharmaceuticals Inc.[b]	729	306,246
Regions Financial Corp.	12,474	101,289
RenaissanceRe Holdings Ltd.	378	42,582
Republic Services Inc.	2,376	103,831
ResMed Inc.	1,269	71,952
Reynolds American Inc.	8,178	408,491
Rite Aid Corp.[b]	9,423	73,405
Robert Half International Inc.	1,269	55,544
Rockwell Automation Inc.	1,296	123,859
Rockwell Collins Inc.	1,215	98,269
Roper Technologies Inc.	972	170,751
Ross Stores Inc.	3,807	214,182
Royal Caribbean Cruises Ltd.	1,701	139,414
Sabre Corp.	1,539	39,414
salesforce.com inc.[b]	5,859	398,764
SanDisk Corp.	1,863	131,714
SBA Communications Corp. Class Ab	1,242	123,306
SCANA Corp.	1,215	76,484
Schlumberger Ltd.	11,853	856,616
Scripps Networks Interactive Inc. Class A	756	46,093
Seagate Technology PLC	2,808	81,572
Sealed Air Corp.	2,079	84,262
SEI Investments Co.	1,431	56,152
Sempra Energy	2,268	214,893

Security	Shares	Value
Sensata Technologies Holding NVb	1,593	$58,463
ServiceNow Inc.[b]	1,377	85,663
Sherwin-Williams Co. (The)	757	193,542
Signature Bank/New York NYb	432	60,195
Signet Jewelers Ltd.	729	84,564
Simon Property Group Inc.	2,889	538,163
Sirius XM Holdings Inc.[b]	25,947	96,004
Skyworks Solutions Inc.	1,836	126,537
SL Green Realty Corp.	918	88,688
Snap-on Inc.	567	91,605
Southern Co. (The)	8,640	422,669
Southwest Airlines Co.	1,674	62,976
Southwestern Energy Co.[a,b]	3,834	34,084
Spectra Energy Corp.	6,615	181,582
Splunk Inc.[b]	1,177	54,483
Sprint Corp.[a,b]	8,100	24,462
St. Jude Medical Inc.	2,727	144,149
Stanley Black & Decker Inc.	1,431	135,001
Staples Inc.	6,102	54,430
Starbucks Corp.	13,986	849,929
Starwood Hotels & Resorts Worldwide Inc.	1,614	100,455
State Street Corp.	3,909	217,849
Stericycle Inc.[b]	783	94,234
Stryker Corp.	3,238	321,048
SunTrust Banks Inc.	5,049	184,692
Symantec Corp.	6,372	126,421
Synchrony Financial[b]	8,089	229,889
Synopsys Inc.[b]	1,512	64,865
Sysco Corp.	5,562	221,423
T Rowe Price Group Inc.	2,295	162,830
T-Mobile U.S. Inc.[b]	2,754	110,573
Tableau Software Inc. Class Ab	480	38,515
Target Corp.	5,535	400,845
TD Ameritrade Holding Corp.	2,592	71,487
TE Connectivity Ltd.	3,699	211,435
TEGNA Inc.	2,093	50,253
Teradata Corp.[b]	1,336	32,518
Tesla Motors Inc.[a,b]	945	180,684
Tesoro Corp.	1,188	103,653
Texas Instruments Inc.	9,639	510,192
Textron Inc.	2,754	94,242
Thermo Fisher Scientific Inc.	3,753	495,621
Tiffany & Co.	1,242	79,289
Time Warner Cable Inc.	2,706	492,519

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2016

Security	Shares	Value
Time Warner Inc.	7,587	$534,428
TJX Companies Inc. (The)	6,264	446,247
Toll Brothers Inc.[b]	1,661	45,877
Torchmark Corp.	1,236	67,164
Total System Services Inc.	1,539	61,806
Tractor Supply Co.	1,215	107,297
TransDigm Group Inc.[b]	517	116,185
Travelers Companies Inc. (The)	2,889	309,239
Trimble Navigation Ltd.[b]	2,484	47,916
TripAdvisor Inc.[b]	1,080	72,101
Twenty-First Century Fox Inc. Class A	11,691	315,306
Twenty-First Century Fox Inc. Class B	4,131	111,950
Twitter Inc.[b]	5,427	91,174
Tyson Foods Inc. Class A	2,889	154,157
U.S. Bancorp.	17,010	681,421
UDR Inc.	2,538	90,327
Ulta Salon Cosmetics & Fragrance Inc.[b]	567	102,723
Under Armour Inc. Class Ab	1,740	148,648
Union Pacific Corp.	8,127	585,144
United Continental Holdings Inc.[b]	972	46,928
United Parcel Service Inc. Class B	6,696	624,067
United Rentals Inc.[b]	945	45,275
United Technologies Corp.	7,938	696,083
United Therapeutics Corp.[a,b]	459	56,540
UnitedHealth Group Inc.	9,018	1,038,513
Universal Health Services Inc. Class B	891	100,362
Unum Group	2,484	71,142
Valero Energy Corp.	4,779	324,351
Vantiv Inc. Class Ab	1,485	69,869
Varian Medical Systems Inc.[a,b]	972	74,970
Ventas Inc.	3,220	178,130
VEREIT Inc.	8,478	65,365
VeriSign Inc.[a,b]	972	73,483
Verisk Analytics Inc. Class Ab	1,578	115,194
Verizon Communications Inc.	38,934	1,945,532
Vertex Pharmaceuticals Inc.[b]	2,295	208,271
VF Corp.	3,294	206,204
Viacom Inc. Class B NVS	3,369	153,761
Visa Inc. Class A	18,684	1,391,771
VMware Inc. Class Aa,b	783	35,822
Vornado Realty Trust	1,620	143,305

Security	Shares	Value
Voya Financial Inc.	2,133	$65,227
Vulcan Materials Co.	1,296	114,307
WABCO Holdings Inc.[b]	516	46,259
Wabtec Corp./DE	918	58,706
Wal-Mart Stores Inc.	15,201	1,008,738
Walgreens Boots Alliance Inc.	8,339	664,785
Walt Disney Co. (The)	15,147	1,451,386
Waste Management Inc.	4,293	227,314
Waters Corp.[b]	756	91,635
WEC Energy Group Inc.	3,038	167,789
Wells Fargo & Co.	46,683	2,344,887
Welltower Inc.	3,416	212,544
Western Digital Corp.	2,160	103,637
Western Union Co. (The)	4,995	89,111
Westlake Chemical Corp.	459	20,875
WestRock Co.	2,552	90,035
Weyerhaeuser Co.	4,860	124,465
Whirlpool Corp.	756	101,599
WhiteWave Foods Co. (The)[b]	1,664	62,816
Whiting Petroleum Corp.[a,b]	2,025	14,884
Whole Foods Market Inc.	3,402	99,713
Williams Companies Inc. (The)	6,723	129,754
Willis Towers Watson PLC	1,280	146,522
Workday Inc. Class Aa,b	1,036	65,278
WR Berkley Corp.	1,026	51,454
WW Grainger Inc.[a]	567	111,523
Wyndham Worldwide Corp.	1,080	70,092
Wynn Resorts Ltd.	783	52,727
Xcel Energy Inc.	4,968	189,877
Xerox Corp.	9,745	95,014
Xilinx Inc.	2,403	120,799
XL Group PLC	2,997	108,671
Xylem Inc./NY	1,836	66,004
Yahoo! Inc.[b]	8,564	252,724
Yum! Brands Inc.	4,154	300,625
Zillow Group Inc. Class Ca,b	918	18,819
Zimmer Biomet Holdings Inc.	1,620	160,801
Zoetis Inc.	4,550	195,878

		167,907,178

TOTAL COMMON STOCKS
(Cost: $247,094,649)		261,962,787

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2016

Security	Shares	Value
PREFERRED STOCKS — 0.23%

GERMANY — 0.20%
Bayerische Motoren Werke AG	567	$38,738
Fuchs Petrolub SE	594	24,215
Henkel AG & Co. KGaA	1,728	182,808
Porsche Automobil Holding SE	1,485	67,150
Volkswagen AG	1,782	206,126

		519,037
ITALY — 0.03%
Intesa Sanpaolo SpA	9,099	23,964
Telecom Italia SpA	67,068	59,980

		83,944

TOTAL PREFERRED STOCKS
(Cost: $758,301)		602,981

RIGHTS — 0.01%

ITALY — 0.01%
Saipem SpA[a,b]	2,646	8,303

		8,303
SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SAb	1,764	783
Iberdrola SAb	53,172	7,364

		8,147

TOTAL RIGHTS
(Cost: $125,109)		16,450

SHORT-TERM INVESTMENTS — 2.23%

MONEY MARKET FUNDS — 2.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[e,f,g]	5,502,141	5,502,141
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[e,f,g]	289,582	289,582
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[e,f]	96,609	96,609

		5,888,332

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,888,332)		5,888,332

Value
TOTAL INVESTMENTS IN SECURITIES — 101.91%
(Cost: $253,866,391)	$268,470,550
Other Assets, Less Liabilities — (1.91)%	(5,035,207)

NET ASSETS — 100.00%	$263,435,343

ADR	— American Depositary Receipts
NVS	— Non-Voting Shares
SDR	— Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2016

	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF (Consolidated)	iShares MSCI Europe Financials ETF

ASSETS
Investments, at cost:
Unaffiliated	$227,276,531	$2,496,154,373	$350,865,105
Affiliated (Note 2)	4,158,606	187,473,067	372,015

Total cost of investments	$231,435,137	$2,683,627,440	$351,237,120

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$206,450,741	$2,210,383,880	$252,836,207
Affiliated (Note 2)	4,094,790	187,473,067	372,015

Total fair value of investments	210,545,531	2,397,856,947	253,208,222
Foreign currency, at value[b]	99,625	805,382	136,556
Receivables:
Investment securities sold	11,743	—	—
Due from custodian (Note 4)	23,528	—	—
Dividends and interest	317,849	6,199,930	49,666
Capital shares sold	163,981	—	—
Tax reclaims	74,530	—	354,679

Total Assets	211,236,787	2,404,862,259	253,749,123

LIABILITIES
Payables:
Investment securities purchased	141,355	—	—
Collateral for securities on loan (Note 1)	3,310,082	187,274,150	369,159
Foreign taxes (Note 1)	—	3,429	—
Investment advisory fees (Note 2)	34,530	1,416,150	113,224

Total Liabilities	3,485,967	188,693,729	482,383

NET ASSETS	$207,750,820	$2,216,168,530	$253,266,740

Net assets consist of:
Paid-in capital	$230,954,022	$3,060,357,201	$366,402,648
Undistributed (distributions in excess of) net investment income	213,548	(6,882,472)	(785,707)
Accumulated net realized loss	(2,519,943)	(551,398,283)	(14,262,502)
Net unrealized depreciation	(20,896,807)	(285,907,916)	(98,087,699)

NET ASSETS	$207,750,820	$2,216,168,530	$253,266,740

Shares outstanding[c]	2,400,000	44,600,000	14,150,000

Net asset value per share	$86.56	$49.69	$17.90

[a]	Securities on loan with values of $3,160,237, $176,623,389 and $305,516, respectively. See Note 1.
[b]	Cost of foreign currency: $100,647, $801,742 and $139,525, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2016

iShares MSCI Kokusai ETF

ASSETS
Investments, at cost:
Unaffiliated	$247,387,468
Affiliated (Note 2)	6,478,923

Total cost of investments	$253,866,391

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$261,779,273
Affiliated (Note 2)	6,691,277

Total fair value of investments	268,470,550
Foreign currency, at value[b]	185,667
Receivables:
Investment securities sold	474,856
Dividends and interest	307,221
Tax reclaims	118,478

Total Assets	269,556,772

LIABILITIES
Payables:
Investment securities purchased	269,209
Collateral for securities on loan (Note 1)	5,791,723
Securities related to in-kind transactions (Note 4)	2,888
Investment advisory fees (Note 2)	57,609

Total Liabilities	6,121,429

NET ASSETS	$263,435,343

Net assets consist of:
Paid-in capital	$249,200,862
Distributions in excess of net investment income	(93,385)
Accumulated net realized loss	(263,863)
Net unrealized appreciation	14,591,729

NET ASSETS	$263,435,343

Shares outstanding[c]	5,400,000

Net asset value per share	$48.78

[a]	Securities on loan with a value of $5,529,832. See Note 1.
[b]	Cost of foreign currency: $187,707.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2016

	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF (Consolidated)	iShares MSCI Europe Financials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,195,638	$26,812,122	$2,925,592
Dividends — affiliated (Note 2)	8,000	—	—
Interest — unaffiliated	—	26	—
Interest — affiliated (Note 2)	133	1,873	83
Securities lending income — affiliated — net (Note 2)	8,084	1,337,496	6,299

	2,211,855	28,151,517	2,931,974
Less: Other foreign taxes (Note 1)	(280)	(407,892)	—

Total investment income	2,211,575	27,743,625	2,931,974

EXPENSES
Investment advisory fees (Note 2)	351,474	9,621,224	871,493
Mauritius income taxes (Note 1)	—	110,052	—
Commitment fees (Note 7)	—	10,922	—
Interest expense (Note 7)	—	4,009	—

Total expenses	351,474	9,746,207	871,493
Less investment advisory fees waived (Note 2)	(138,427)	—	—

Net expenses	213,047	9,746,207	871,493

Net investment income	1,998,528	17,997,418	2,060,481

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,028,257)	(214,248,209)	(3,564,809)
In-kind redemptions — unaffiliated	—	55,214,387	(3,815,596)
Foreign currency transactions	(21,452)	(1,097,986)	(11,578)

Net realized loss	(2,049,709)	(160,131,808)	(7,391,983)

Net change in unrealized appreciation/depreciation on:
Investments	(24,780,675)	(342,717,260)	(88,533,373)
Translation of assets and liabilities in foreign currencies	(4,351)	(2,954)	(16,199)

Net change in unrealized appreciation/depreciation	(24,785,026)	(342,720,214)	(88,549,572)

Net realized and unrealized loss	(26,834,735)	(502,852,022)	(95,941,555)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,836,207)	$(484,854,604)	$(93,881,074)

[a]	Net of foreign withholding tax of $90,199, $2,835,869 and $116,228, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2016

iShares MSCI Kokusai ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,313,988
Dividends — affiliated (Note 2)	11,176
Interest — affiliated (Note 2)	209
Securities lending income — affiliated — net (Note 2)	22,583

Total investment income	3,347,956

EXPENSES
Investment advisory fees (Note 2)	382,687

Total expenses	382,687

Net investment income	2,965,269

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,309,927)
Investments — affiliated (Note 2)	(4,448)
In-kind redemptions — unaffiliated	12,385,658
In-kind redemptions — affiliated (Note 2)	56,090
Foreign currency transactions	(23,572)

Net realized gain	11,103,801

Net change in unrealized appreciation/depreciation on:
Investments	(49,011,058)
Translation of assets and liabilities in foreign currencies	(4,041)

Net change in unrealized appreciation/depreciation	(49,015,099)

Net realized and unrealized loss	(37,911,298)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,946,029)

[a]	Net of foreign withholding tax of $87,051.

See notes to financial statements.

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI ACWI Low Carbon Target ETF		iShares MSCI All Country Asia ex Japan ETF (Consolidated)
	Six months ended January 31, 2016 (Unaudited)	Period from December 8, 2014[a] July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,998,528	$2,415,561	$17,997,418	$67,355,180
Net realized loss	(2,049,709)	(408,935)	(160,131,808)	(54,096,831)
Net change in unrealized appreciation/depreciation	(24,785,026)	3,888,219	(342,720,214)	(311,108,928)

Net increase (decrease) in net assets resulting from operations	(24,836,207)	5,894,845	(484,854,604)	(297,850,579)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,192,731)	(2,069,109)	(43,276,628)	(55,746,508)

Total distributions to shareholders	(2,192,731)	(2,069,109)	(43,276,628)	(55,746,508)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,383,225	217,570,797	230,413,888	1,789,644,487
Cost of shares redeemed	—	—	(1,154,791,158)	(398,743,077)

Net increase (decrease) in net assets from capital share transactions	13,383,225	217,570,797	(924,377,270)	1,390,901,410

INCREASE (DECREASE) IN NET ASSETS	(13,645,713)	221,396,533	(1,452,508,502)	1,037,304,323

NET ASSETS
Beginning of period	221,396,533	—	3,668,677,032	2,631,372,709

End of period	$207,750,820	$221,396,533	$2,216,168,530	$3,668,677,032

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$213,548	$407,751	$(6,882,472)	$18,396,738

SHARES ISSUED AND REDEEMED
Shares sold	150,000	2,250,000	4,200,000	28,000,000
Shares redeemed	—	—	(21,300,000)	(6,700,000)

Net increase (decrease) in shares outstanding	150,000	2,250,000	(17,100,000)	21,300,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Europe Financials ETF		iShares MSCI Kokusai ETF
	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,060,481	$12,318,857	$2,965,269	$9,593,442
Net realized gain (loss)	(7,391,983)	2,945,933	11,103,801	37,448,669
Net change in unrealized appreciation/depreciation	(88,549,572)	(20,779,367)	(49,015,099)	(25,703,048)

Net increase (decrease) in net assets resulting from operations	(93,881,074)	(5,514,577)	(34,946,029)	21,339,063

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,566,998)	(13,685,184)	(4,272,535)	(9,983,768)

Total distributions to shareholders	(2,566,998)	(13,685,184)	(4,272,535)	(9,983,768)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	23,844,293	151,545,862	10,278,337	—
Cost of shares redeemed	(119,526,427)	(149,336,454)	(61,738,438)	(144,382,958)

Net increase (decrease) in net assets from capital share transactions	(95,682,134)	2,209,408	(51,460,101)	(144,382,958)

DECREASE IN NET ASSETS	(192,130,206)	(16,990,353)	(90,678,665)	(133,027,663)

NET ASSETS
Beginning of period	445,396,946	462,387,299	354,114,008	487,141,671

End of period	$253,266,740	$445,396,946	$263,435,343	$354,114,008

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(785,707)	$(279,190)	$(93,385)	$1,213,881

SHARES ISSUED AND REDEEMED
Shares sold	1,050,000	6,400,000	200,000	—
Shares redeemed	(5,750,000)	(6,700,000)	(1,200,000)	(2,600,000)

Net decrease in shares outstanding	(4,700,000)	(300,000)	(1,000,000)	(2,600,000)

See notes to financial statements.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI Low Carbon Target ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Period from Dec. 8, 2014[a] to Jul. 31, 2015
Net asset value, beginning of period	$98.40	$96.01

Income from investment operations:
Net investment income[b]	0.87	1.48
Net realized and unrealized gain (loss)[c]	(11.78)	1.85

Total from investment operations	(10.91)	3.33

Less distributions from:
Net investment income	(0.93)	(0.94)

Total distributions	(0.93)	(0.94)

Net asset value, end of period	$86.56	$98.40

Total return	(11.13)%[d]	3.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$207,751	$221,397
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[e]	0.33%	0.33%
Ratio of net investment income to average net assets[e]	1.88%	2.35%
Portfolio turnover rate[f]	7%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2016 and the period ended July 31, 2015 were 7% and 4%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan ETF (Consolidated)
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$59.46	$65.13	$56.23	$53.40	$62.22	$55.95

Income from investment operations:
Net investment income[a]	0.37	1.24	1.11	1.04	0.97	1.09
Net realized and unrealized gain (loss)[b]	(9.24)	(5.92)	8.84	2.85	(8.89)	6.45

Total from investment operations	(8.87)	(4.68)	9.95	3.89	(7.92)	7.54

Less distributions from:
Net investment income	(0.90)	(0.99)	(1.05)	(1.06)	(0.90)	(1.27)

Total distributions	(0.90)	(0.99)	(1.05)	(1.06)	(0.90)	(1.27)

Net asset value, end of period	$49.69	$59.46	$65.13	$56.23	$53.40	$62.22

Total return	(15.11)%[c]	(7.22)%	17.85%	7.28%	(12.63)%	13.53%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,216,169	$3,668,677	$2,631,373	$2,361,598	$1,826,440	$1,860,281
Ratio of expenses to average net assets[d]	0.72%	0.69%	0.68%	0.67%	0.69%	0.66%
Ratio of expenses to average net assets prior to waived fees[d]	n/a	n/a	n/a	n/a	n/a	0.67%
Ratio of net investment income to average net assets[d]	1.34%	1.95%	1.87%	1.80%	1.82%	1.77%
Portfolio turnover rate[e]	10%	13%	14%	13%	26%	41%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2016, the years ended July 31, 2015, July 31, 2014 and July 31, 2013 were 6%, 3%, 6%, and 7% respectively. See Note 4.

See notes to financial statements.

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Europe Financials ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$23.63	$24.15	$21.62	$15.01	$20.72	$22.05

Income from investment operations:
Net investment income[a]	0.12	0.69	0.87	0.64	0.72	0.48
Net realized and unrealized gain (loss)[b]	(5.69)	(0.47)	2.36	6.41	(5.96)	(1.10)

Total from investment operations	(5.57)	0.22	3.23	7.05	(5.24)	(0.62)

Less distributions from:
Net investment income	(0.16)	(0.74)	(0.70)	(0.44)	(0.47)	(0.71)

Total distributions	(0.16)	(0.74)	(0.70)	(0.44)	(0.47)	(0.71)

Net asset value, end of period	$17.90	$23.63	$24.15	$21.62	$15.01	$20.72

Total return	(23.64)%[c]	0.98%	14.89%	47.30%	(25.30)%	(2.95)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$253,267	$445,397	$462,387	$94,039	$21,767	$7,253
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.14%	3.00%	3.53%	3.26%	4.51%	2.13%
Portfolio turnover rate[e]	2%	6%	8%	7%	8%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Kokusai ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$55.33	$54.13	$47.63	$39.67	$41.01	$35.12

Income from investment operations:
Net investment income[a]	0.51	1.21	1.33	1.10	1.01	1.01
Net realized and unrealized gain (loss)[b]	(6.32)	1.36	6.64	8.03	(1.33)	5.80

Total from investment operations	(5.81)	2.57	7.97	9.13	(0.32)	6.81

Less distributions from:
Net investment income	(0.74)	(1.37)	(1.47)	(1.17)	(1.02)	(0.92)

Total distributions	(0.74)	(1.37)	(1.47)	(1.17)	(1.02)	(0.92)

Net asset value, end of period	$48.78	$55.33	$54.13	$47.63	$39.67	$41.01

Total return	(10.56)%[c]	4.80%	16.80%	23.26%	(0.62)%	19.45%

Ratios/Supplemental data:
Net assets, end of period (000s)	$263,435	$354,114	$487,142	$562,059	$595,070	$639,698
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.94%	2.20%	2.56%	2.50%	2.62%	2.49%
Portfolio turnover rate[e]	2%	5%	5%	4%	5%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI ACWI Low Carbon Target	Non-diversified
MSCI All Country Asia ex Japan	Diversified
MSCI Europe Financials	Diversified
MSCI Kokusai	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

The iShares MSCI All Country Asia ex Japan ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3		Total
MSCI ACWI Low Carbon Target
Investments:
Assets:
Common Stocks	$205,467,351	$264,657	$—		$205,732,008
Preferred Stocks	1,373,955	—	—		1,373,955
Money Market Funds	3,439,568	—	—		3,439,568

Total	$210,280,874	$264,657	$—		$210,545,531

MSCI All Country Asia ex Japan
Investments:
Assets:
Common Stocks	$2,186,240,163	$3,315,962	$624,465		$2,190,180,590
Preferred Stocks	20,203,290	—	—		20,203,290
Money Market Funds	187,473,067	—	—		187,473,067

Total	$2,393,916,520	$3,315,962	$624,465		$2,397,856,947

MSCI Europe Financials
Investments:
Assets:
Common Stocks	$252,439,647	$—	$0	[a]	$252,439,647
Preferred Stocks	396,560	—	—		396,560
Money Market Funds	372,015	—	—		372,015

Total	$253,208,222	$—	$0	[a]	$253,208,222

MSCI Kokusai
Investments:
Assets:
Common Stocks	$261,662,758	$300,029	$0	[a]	$261,962,787
Preferred Stocks	602,981	—	—		602,981
Rights	9,086	7,364	—		16,450
Money Market Funds	5,888,332	—	—		5,888,332

Total	$268,163,157	$307,393	$0	[a]	$268,470,550

[a]	Rounds to less than $1.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

The iShares MSCI All Country Asia ex Japan ETF conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the consolidated statement of operations. Any dividends paid by the Subsidiary to the Fund are not subject to tax in Mauritius. Further, the Subsidiary is also exempt from tax in Mauritius on any gains from the sale of securities.

However, there can be no assurance that any future changes to the India-Mauritius treaty will not adversely affect the tax position of the Fund’s investments in India. If the DTAA is interpreted, amended, terminated, renegotiated, or possibly overridden by the General Anti-Avoidance Rules provisions (which are due to take effect April 1, 2017, the details of which are pending further authoritative guidance), in a manner that would adversely affect the tax position in India of the Fund, such an interpretation,

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

amendment, or override renegotiation may cause the Fund to incur capital gains tax in India. Tax laws in India also include provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive authoritative guidance on the final applicability of this provision to the Fund is available, the impact to the Fund, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI ACWI Low Carbon Target
BNP Paribas Prime Brokerage Inc.	$213,362	$213,362	$—
Citigroup Global Markets Inc.	169,698	169,698	—
Credit Suisse Securities (USA) LLC	851,620	851,620	—
Deutsche Bank Securities Inc.	123,874	123,874	—
Goldman Sachs & Co.	521,414	521,414	—
JPMorgan Clearing Corp.	461,289	461,289	—
Merrill Lynch, Pierce, Fenner & Smith	476,603	476,603	—
State Street Bank & Trust Company	342,377	342,377	—

	$3,160,237	$3,160,237	$—

MSCI All Country Asia ex Japan
Barclays Capital Inc.	$3,987,937	$3,987,937	$—
BNP Paribas Prime Brokerage Inc.	4,662,948	4,662,948	—
Citigroup Global Markets Inc.	3,280,901	3,280,901	—
Credit Suisse Securities (USA) LLC	36,861,993	36,861,993	—
Deutsche Bank AG	1,633,000	1,633,000	—
Deutsche Bank Securities Inc.	1,449,229	1,449,229	—
Goldman Sachs & Co.	9,776,156	9,776,156	—
HSBC Bank PLC	2,526,777	2,526,777	—
JPMorgan Clearing Corp.	8,143,045	8,143,045	—
Macquarie Capital (USA) Inc.	68,646	68,646	—
Merrill Lynch, Pierce, Fenner & Smith	27,173,420	27,173,420	—
Morgan Stanley & Co. International PLC	4,113,951	4,113,951	—
Morgan Stanley & Co. LLC	68,468,978	68,468,978	—
Nomura Securities International Inc.	300,234	300,234	—
Scotia Capital (USA) Inc.	32,902	32,902	—
State Street Bank & Trust Company	2,986,130	2,986,130	—
UBS Securities LLC	968,997	968,997	—
Wells Fargo Securities LLC	188,145	188,145	—

	$176,623,389	$176,623,389	$—

MSCI Europe Financials
Merrill Lynch, Pierce, Fenner & Smith	$16,630	$16,630	$—
State Street Bank & Trust Company	39,846	39,846	—
UBS Securities LLC	249,040	249,040	—

	$305,516	$305,516	$—

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iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Kokusai
Barclays Capital Inc.	$20,104	$20,104	$—
BNP Paribas Prime Brokerage Inc.	176,294	176,294	—
Citigroup Global Markets Inc.	574,919	574,919	—
Credit Suisse Securities (USA) LLC	616,451	616,451	—
Deutsche Bank Securities Inc.	116,074	116,074	—
Goldman Sachs & Co.	604,538	604,538	—
JPMorgan Clearing Corp.	704,543	704,543	—
Merrill Lynch, Pierce, Fenner & Smith	593,249	593,249	—
Morgan Stanley & Co. LLC	920,915	920,915	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	279,109	279,10	—
Nomura Securities International Inc.	35,383	35,383	—
State Street Bank & Trust Company	466,711	466,711	—
UBS Securities LLC	237,448	237,448	—
Wells Fargo Securities LLC	184,094	184,094	—

	$5,529,832	$5,529,832	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

With respect to the iShares MSCI All Country Asia ex Japan ETF, the Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the iShares MSCI ACWI Low Carbon Target ETF, BFA is entitled to an annual investment advisory fee of 0.33% based on the average daily net assets of the Fund. The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expense. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2016 in order to limit total annual operating expenses after fee waiver to 0.20% of average daily net assets.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares MSCI All Country Asia ex Japan ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.54	Over $42 billion, up to and including $56 billion
0.47	Over $56 billion, up to and including $70 billion
0.41	Over $70 billion, up to and including $84 billion
0.35	Over $84 billion

In addition, the iShares MSCI All Country Asia ex Japan ETF indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2016 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Europe Financials	0.48%
MSCI Kokusai	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

For the six months ended January 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI ACWI Low Carbon Target	$2,383
MSCI All Country Asia ex Japan	324,719
MSCI Europe Financials	1,844
MSCI Kokusai	6,325

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2016, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI All Country Asia ex Japan ETF in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended January 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI ACWI Low Carbon Target
BlackRock Inc.	900	60	—	960	$301,690	$3,968	$—
PNC Financial Services Group Inc. (The)	3,825	255	—	4,080	353,532	4,032	—

					$655,222	$8,000	$—

MSCI Kokusai
BlackRock Inc.	1,373	214	(372)	1,215	$381,826	$5,873	$22,569
PNC Financial Services Group Inc. (The)	5,911	184	(1,235)	4,860	421,119	5,303	29,073

					$802,945	$11,176	$51,642

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2016 were as follows:

iShares ETF	Purchases	Sales
MSCI ACWI Low Carbon Target	$15,607,833	$15,271,340
MSCI All Country Asia ex Japan	262,495,740	703,444,530
MSCI Europe Financials	8,599,572	10,075,430
MSCI Kokusai	6,515,343	8,839,500

In-kind transactions (see Note 4) for the six months ended January 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI ACWI Low Carbon Target	$12,780,869	$—
MSCI All Country Asia ex Japan	119,693,893	613,172,359
MSCI Europe Financials	23,587,644	118,038,731
MSCI Kokusai	10,150,349	60,778,405

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares MSCI Europe Financials ETF invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares MSCI ACWI Low Carbon Target ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI ACWI Low Carbon Target	$351,036	$—	—	$—	$351,036
MSCI All Country Asia ex Japan	230,130,018	114,780	5,230,616	2,799,079	238,274,493
MSCI Europe Financials	1,362,434	—	—	6,313	1,368,747
MSCI Kokusai	8,482,980	124,763	1,478,401	530,548	10,616,692

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI ACWI Low Carbon Target	$231,606,738	$8,326,365	$(29,387,572)	$(21,061,207)
MSCI All Country Asia ex Japan	2,765,174,502	211,688,270	(579,005,825)	(367,317,555)
MSCI Europe Financials	356,550,036	1,518,858	(104,860,672)	(103,341,814)
MSCI Kokusai	254,715,172	58,331,352	(44,575,974)	13,755,378

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LINE OF CREDIT

The iShares MSCI All Country Asia ex Japan ETF, along with certain other iShares funds, is a party to a $250 million credit agreement with State Street Bank and Trust Company, which expires on October 28, 2016. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The terms of the credit agreement, as amended by the Board on September 17, 2015, became effective on October 28, 2015. Prior to this date, the maximum borrowing amount was $150 million and the commitment fee was 0.08% per annum on the unused portion of the credit agreement.

For the six months ended January 31, 2016, the Fund’s maximum amount borrowed, the average borrowings and the weighted average interest rate under the credit agreement were $9,000,000, $717,391 and 1.09%, respectively.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	75

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI ACWI Low Carbon Target	$0.859847	$—	$0.073230	$0.933077	92%	—%	8%	100%
MSCI All Country Asia ex Japan	0.731331	—	0.168391	0.899722	81	—	19	100
MSCI Europe Financials	0.162984	—	—	0.162984	100	—	—	100
MSCI Kokusai	0.692062	—	0.044582	0.736644	94	—	6	100

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	77

Notes:

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-705-0116

JANUARY 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Currency Hedged MSCI EAFE Minimum Volatility ETF | HEFV | BATS
➢	iShares Currency Hedged MSCI Europe Minimum Volatility ETF | HEUV | BATS
➢	iShares Currency Hedged MSCI Europe Small-Cap ETF | HEUS | BATS
➢	iShares MSCI EAFE Minimum Volatility ETF | EFAV | NYSE Arca
➢	iShares MSCI Europe Minimum Volatility ETF | EUMV | NYSE Arca
➢	iShares MSCI Europe Small-Cap ETF | IEUS | NASDAQ

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EAFE MINIMUM VOLATILITY ETF

Performance as of January 31, 2016

The iShares Currency Hedged MSCI EAFE Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE Minimum Volatility (USD) 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE Minimum Volatility ETF. For the period from October 29, 2015 (inception date of the Fund) through January 31, 2016, the total return for the Fund was -0.39%, net of fees, while the total return for the Index was -0.86%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(0.39)%	(1.39)%	(0.86)%

The inception date of the Fund was 10/29/15. The first day of secondary market trading was 11/2/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/29/15) [a]	Ending Account Value (1/31/16)	Expenses Paid During Period [b,c]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [b,c]	Annualized Expense Ratio [b]
$1,000.00	$996.10	$0.08	$1,000.00	$1,025.00	$0.15	0.03%

[a]	The beginning of the period (commencement of operations) is October 29, 2015.
[b]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[c]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (94 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE MINIMUM VOLATILITY ETF

ALLOCATION BY SECTOR 1

As of 1/31/16

Sector	Percentage of Total Investments [2]

Financials	21.18%
Consumer Staples	17.24
Health Care	15.74
Industrials	11.34
Consumer Discretionary	10.54
Telecommunication Services	10.34
Utilities	8.80
Information Technology	2.33
Materials	1.70
Energy	0.79

TOTAL	100.00%

TEN LARGEST COUNTRIES 1

As of 1/31/16

Country	Percentage of Total Investments [2]

Japan	28.72%
United Kingdom	24.32
Switzerland	10.32
Hong Kong	8.00
Australia	7.64
France	4.90
Germany	4.03
Singapore	3.48
Israel	2.02
Denmark	1.91

TOTAL	95.34%

[1]	Table shown is for the iShares MSCI EAFE Minimum Volatility ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EUROPE MINIMUM VOLATILITY ETF

Performance as of January 31, 2016

The iShares Currency Hedged MSCI Europe Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of European developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader European developed equity markets while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Europe Minimum Volatility (USD) 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Europe Minimum Volatility ETF. For the period from October 29, 2015 (inception date of the Fund) through January 31, 2016, the total return for the Fund was -0.32%, net of fees, while the total return for the Index was -1.16%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(0.32)%	(1.65)%	(1.16)%

The inception date of the Fund was 10/29/15. The first day of secondary market trading was 11/2/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/29/15) [a]	Ending Account Value (1/31/16)	Expenses Paid During Period [b,c]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [b,c]	Annualized Expense Ratio [b]
$1,000.00	$996.80	$0.08	$1,000.00	$1,025.00	$0.15	0.03%

[a]	The beginning of the period (commencement of operations) is October 29, 2015.
[b]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[c]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (94 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROPE MINIMUM VOLATILITY ETF

ALLOCATION BY SECTOR 1

As of 1/31/16

Sector	Percentage of Total Investments [2]

Consumer Staples	20.14%
Financials	19.05
Health Care	18.14
Consumer Discretionary	11.32
Telecommunication Services	9.41
Utilities	9.04
Industrials	7.38
Materials	2.67
Energy	1.54
Information Technology	1.31

TOTAL	100.00%

TEN LARGEST COUNTRIES 1

As of 1/31/16

Country	Percentage of Total Investments [2]

United Kingdom	34.85%
Switzerland	18.08
France	10.43
Germany	8.83
Denmark	5.44
Belgium	4.84
Sweden	4.36
Finland	3.31
Netherlands	2.97
Spain	1.94

TOTAL	95.05%

[1]	Table shown is for the iShares MSCI Europe Minimum Volatility ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

Performance as of January 31, 2016

The iShares Currency Hedged MSCI Europe Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities in Europe while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Europe Small Cap 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Europe Small-Cap ETF. For the period from October 29, 2015 (inception date of the Fund) through January 31, 2016, the total return for the Fund was -3.62%, net of fees, while the total return for the Index was -3.93%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(3.62)%	(5.04)%	(3.93)%

The inception date of the Fund was 10/29/15. The first day of secondary market trading was 11/2/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/29/15) [a]	Ending Account Value (1/31/16)	Expenses Paid During Period [b,c]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [b,c]	Annualized Expense Ratio [b]
$1,000.00	$963.80	$0.10	$1,000.00	$1,024.90	$0.20	0.04%

[a]	The beginning of the period (commencement of operations) is October 29, 2015.
[b]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[c]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (94 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

ALLOCATION BY SECTOR 1

As of 1/31/16

Sector	Percentage of Total Investments [2]

Industrials	23.03%
Financials	22.84
Consumer Discretionary	16.48
Information Technology	9.59
Health Care	8.96
Materials	6.40
Consumer Staples	5.59
Energy	2.98
Utilities	2.12
Telecommunication Services	2.01

TOTAL	100.00%

TEN LARGEST COUNTRIES 1

As of 1/31/16

Country	Percentage of Total Investments [2]

United Kingdom	34.76%
Germany	10.65
Sweden	8.75
France	7.46
Switzerland	7.21
Italy	6.89
Spain	4.42
Netherlands	3.40
Denmark	3.29
Belgium	3.05

TOTAL	89.88%

[1]	Table shown is for the iShares MSCI Europe Small-Cap ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

Performance as of January 31, 2016

The iShares MSCI EAFE Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada, as represented by the MSCI EAFE Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -6.00%, net of fees, while the total return for the Index was -5.93%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.21%	1.39%	0.27%	0.21%	1.39%	0.27%
Since Inception	8.34%	8.59%	8.45%	41.02%	42.44%	41.56%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$940.00	$0.98	$1,000.00	$1,024.10	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	21.18%
Consumer Staples	17.24
Health Care	15.74
Industrials	11.34
Consumer Discretionary	10.54
Telecommunication Services	10.34
Utilities	8.80
Information Technology	2.33
Materials	1.70
Energy	0.79

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

Japan	28.72
United Kingdom	24.32
Switzerland	10.32
Hong Kong	8.00
Australia	7.64
France	4.90
Germany	4.03
Singapore	3.48
Israel	2.02
Denmark	1.91

TOTAL	95.34%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI EUROPE MINIMUM VOLATILITY ETF

Performance as of January 31, 2016

The iShares MSCI Europe Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of European developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader European developed equity markets, as represented by the MSCI Europe Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -6.85%, net of fees, while the total return for the Index was -6.72%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.13)%	(0.44)%	(1.03)%	(1.13)%	(0.44)%	(1.03)%
Since Inception	(3.42)%	(2.85)%	(3.25)%	(5.64)%	(4.70)%	(5.33)%

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$931.50	$1.21	$1,000.00	$1,023.90	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Consumer Staples	20.14%
Financials	19.05
Health Care	18.14
Consumer Discretionary	11.32
Telecommunication Services	9.41
Utilities	9.04
Industrials	7.38
Materials	2.67
Energy	1.54
Information Technology	1.31

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

United Kingdom	34.85%
Switzerland	18.08
France	10.43
Germany	8.83
Denmark	5.44
Belgium	4.84
Sweden	4.36
Finland	3.31
Netherlands	2.97
Spain	1.94

TOTAL	95.05%

*	Excludes money market funds.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EUROPE SMALL-CAP ETF

Performance as of January 31, 2016

The iShares MSCI Europe Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities in Europe, as represented by the MSCI Europe Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -10.67%, net of fees, while the total return for the Index was -10.66%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.43%	3.63%	2.37%	2.43%	3.63%	2.37%
5 Years	4.26%	4.27%	4.51%	23.19%	23.23%	24.68%
Since Inception	0.81%	0.92%	1.20%	6.87%	7.81%	10.27%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Index performance through August 31, 2014 reflects the performance of the FTSE Developed Small Cap ex-North America Index. Index performance beginning on September 1, 2014 reflects the performance of the MSCI Europe Small Cap Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$893.30	$1.90	$1,000.00	$1,023.10	$2.03	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*
Industrials	23.03%
Financials	22.84
Consumer Discretionary	16.48
Information Technology	9.59
Health Care	8.96
Materials	6.40
Consumer Staples	5.59
Energy	2.98
Utilities	2.12
Telecommunication Services	2.01

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*
United Kingdom	34.76%
Germany	10.65
Sweden	8.75
France	7.46
Switzerland	7.21
Italy	6.89
Spain	4.42
Netherlands	3.40
Denmark	3.29
Belgium	3.05

TOTAL	89.88%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2015 (or commencement of operations, as applicable) and held through January 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.06%

EXCHANGE-TRADED FUNDS — 99.06%
iShares MSCI EAFE Minimum Volatility ETF[a]	57,689	$3,663,252

		3,663,252

TOTAL INVESTMENT COMPANIES
(Cost: $3,798,051)		3,663,252

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,b]	1,420	1,420

		1,420

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,420)		1,420

TOTAL INVESTMENTS IN SECURITIES — 99.10%
(Cost: $3,799,471)		3,664,672
Other Assets, Less Liabilities — 0.90%		33,121

NET ASSETS — 100.00%		$3,697,793

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of January 31, 2016 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
HKD	2,353,000	USD	301,976	02/03/2016	BNP	$435
NOK	2,000	USD	226	02/03/2016	BNP	4
NZD	26,000	USD	16,822	02/03/2016	BNP	14
SGD	195,000	USD	136,781	02/03/2016	BNP	99
USD	281,666	AUD	387,000	02/03/2016	BNP	7,779
USD	405,637	CHF	401,000	02/03/2016	BNP	14,155
USD	75,088	DKK	512,000	02/03/2016	BNP	764
USD	489,101	EUR	447,000	02/03/2016	BNP	4,854
USD	925,973	GBP	625,000	02/03/2016	BNP	35,410
USD	303,665	HKD	2,353,000	02/03/2016	BNP	1,254
USD	78,035	ILS	304,000	02/03/2016	BNP	1,281
USD	1,067,453	JPY	128,638,000	02/03/2016	BNP	4,883
USD	17,775	NZD	26,000	02/03/2016	BNP	938
USD	10,830	SEK	91,000	02/03/2016	BNP	229
USD	139,098	SGD	197,000	02/03/2016	BNP	814
CHF	14,000	USD	13,680	03/03/2016	BNP	3
DKK	27,000	USD	3,919	03/03/2016	BNP	3
EUR	15,000	USD	16,247	03/03/2016	BNP	15
GBP	11,000	USD	15,621	03/03/2016	BNP	54
HKD	164,000	USD	21,075	03/03/2016	BNP	4
NOK	1,000	USD	115	03/03/2016	BNP	1
USD	271,776	AUD	384,000	03/03/2016	BNP	389
USD	385,778	CHF	390,000	03/03/2016	BNP	4,607
USD	73,132	DKK	499,000	03/03/2016	BNP	640
USD	472,382	EUR	432,000	03/03/2016	BNP	4,062
USD	885,407	GBP	618,000	03/03/2016	BNP	4,786
USD	76,346	ILS	302,000	03/03/2016	BNP	42
USD	1,073,522	JPY	127,528,000	03/03/2016	BNP	19,558
USD	4,629	NOK	40,000	03/03/2016	BNP	23
USD	16,817	NZD	26,000	03/03/2016	BNP	10
USD	10,455	SEK	89,000	03/03/2016	BNP	78
USD	1,403	SGD	2,000	03/03/2016	BNP	—

						107,188

AUD	387,000	USD	274,334	02/03/2016	BNP	(448)
CHF	401,000	USD	396,376	02/03/2016	BNP	(4,894)
DKK	512,000	USD	74,970	02/03/2016	BNP	(647)
EUR	447,000	USD	488,377	02/03/2016	BNP	(4,130)
GBP	625,000	USD	895,605	02/03/2016	BNP	(5,042)
ILS	304,000	USD	76,818	02/03/2016	BNP	(65)
JPY	128,638,000	USD	1,082,281	02/03/2016	BNP	(19,711)
NOK	40,000	USD	4,631	02/03/2016	BNP	(23)
NZD	26,000	USD	16,847	02/03/2016	BNP	(11)
SEK	91,000	USD	10,684	02/03/2016	BNP	(82)
SGD	2,000	USD	1,410	02/03/2016	BNP	(6)
USD	4,781	NOK	42,000	02/03/2016	BNP	(57)
USD	16,822	NZD	26,000	02/03/2016	BNP	(14)
CHF	1,000	USD	978	03/03/2016	BNP	—
ILS	13,000	USD	3,289	03/03/2016	BNP	(5)
JPY	5,432,000	USD	44,897	03/03/2016	BNP	(4)
SEK	5,000	USD	584	03/03/2016	BNP	(1)
SGD	20,000	USD	14,046	03/03/2016	BNP	(15)
USD	5,648	AUD	8,000	03/03/2016	BNP	(5)
USD	305,835	HKD	2,383,000	03/03/2016	BNP	(449)

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE MINIMUM VOLATILITY ETF

January 31, 2016

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	7,421	JPY	898,000	03/03/2016	BNP	$(1)
USD	136,671	SGD	195,000	03/03/2016	BNP	(131)

						(35,741)

Net unrealized appreciation						$71,447

Counterparty:

BNP — BNP Paribas SA

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

See notes to financial statements.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROPE MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.06%

EXCHANGE-TRADED FUNDS — 99.06%
iShares MSCI Europe Minimum Volatility ETF[a,b]	106,602	$2,463,572

		2,463,572

TOTAL INVESTMENT COMPANIES
(Cost: $2,584,764)		2,463,572

SHORT-TERM INVESTMENTS — 10.06%

MONEY MARKET FUNDS — 10.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[a,c,d]	236,645	236,645
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[a,c,d]	12,455	12,455
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,c]	1,099	1,099

		250,199

TOTAL SHORT-TERM INVESTMENTS
(Cost: $250,199)		250,199

TOTAL INVESTMENTS IN SECURITIES — 109.12%
(Cost: $2,834,963)		2,713,771
Other Assets, Less Liabilities — (9.12)%		(226,874)

NET ASSETS — 100.00%		$2,486,897

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Forward currency contracts as of January 31, 2016 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
NOK	18,000	USD	2,033	02/03/2016	BNP	$39
USD	475,435	CHF	470,000	02/03/2016	BNP	16,591
USD	141,081	DKK	962,000	02/03/2016	BNP	1,434
USD	918,021	EUR	839,000	02/03/2016	BNP	9,111
USD	897,824	GBP	606,000	02/03/2016	BNP	34,334
USD	119,253	SEK	1,002,000	02/03/2016	BNP	2,520
CHF	11,000	USD	10,749	03/03/2016	BNP	2
DKK	30,000	USD	4,355	03/03/2016	BNP	3
EUR	18,000	USD	19,497	03/03/2016	BNP	16
GBP	7,000	USD	9,941	03/03/2016	BNP	34
NOK	17,000	USD	1,948	03/03/2016	BNP	9
SEK	14,000	USD	1,632	03/03/2016	BNP	—
USD	450,074	CHF	455,000	03/03/2016	BNP	5,375
USD	136,006	DKK	928,000	03/03/2016	BNP	1,190
USD	881,342	EUR	806,000	03/03/2016	BNP	7,579
USD	849,590	GBP	593,000	03/03/2016	BNP	4,593
USD	43,049	NOK	372,000	03/03/2016	BNP	213
USD	111,015	SEK	945,000	03/03/2016	BNP	827

						83,870

CHF	470,000	USD	464,604	02/03/2016	BNP	(5,760)
DKK	962,000	USD	140,855	02/03/2016	BNP	(1,209)
EUR	839,000	USD	916,634	02/03/2016	BNP	(7,723)
GBP	606,000	USD	868,637	02/03/2016	BNP	(5,147)
NOK	372,000	USD	43,066	02/03/2016	BNP	(217)
SEK	1,002,000	USD	117,688	02/03/2016	BNP	(955)
USD	44,396	NOK	390,000	02/03/2016	BNP	(526)
SEK	33,000	USD	3,852	03/03/2016	BNP	(4)

						(21,541)

Net unrealized appreciation						$62,329

Counterparty:

BNP — BNP Paribas SA

Currency abbreviations:

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.16%

EXCHANGE-TRADED FUNDS — 99.16%
iShares MSCI Europe Small-Cap ETF[a]	56,023	$2,366,412

		2,366,412

TOTAL INVESTMENT COMPANIES
(Cost: $2,567,786)		2,366,412

TOTAL INVESTMENTS IN SECURITIES — 99.16%
(Cost: $2,567,786)		2,366,412
Other Assets, Less Liabilities — 0.84%		19,977

NET ASSETS — 100.00%		$2,386,389

[a]	Affiliated issuer. See Note 2.

Forward currency contracts as of January 31, 2016 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
NOK	30,000	USD	3,389	02/03/2016	BNP	$67
USD	188,151	CHF	186,000	02/03/2016	BNP	6,566
USD	82,128	DKK	560,000	02/03/2016	BNP	837
USD	1,104,033	EUR	1,009,000	02/03/2016	BNP	10,957
USD	930,418	GBP	628,000	02/03/2016	BNP	35,580
USD	238,382	SEK	2,003,000	02/03/2016	BNP	5,032
CHF	8,000	USD	7,817	03/03/2016	BNP	2
DKK	32,000	USD	4,645	03/03/2016	BNP	4
EUR	80,000	USD	86,649	03/03/2016	BNP	77
GBP	48,000	USD	68,125	03/03/2016	BNP	272
NOK	67,000	USD	7,675	03/03/2016	BNP	40
SEK	16,000	USD	1,865	03/03/2016	BNP	—
USD	182,008	CHF	184,000	03/03/2016	BNP	2,173
USD	80,314	DKK	548,000	03/03/2016	BNP	703
USD	1,072,700	EUR	981,000	03/03/2016	BNP	9,225
USD	882,542	GBP	616,000	03/03/2016	BNP	4,771
USD	72,674	NOK	628,000	03/03/2016	BNP	360
USD	226,847	SEK	1,931,000	03/03/2016	BNP	1,689

						78,355

CHF	186,000	USD	183,816	02/03/2016	BNP	(2,231)
DKK	560,000	USD	82,001	02/03/2016	BNP	(709)
EUR	1,009,000	USD	1,102,429	02/03/2016	BNP	(9,353)
GBP	628,000	USD	900,111	02/03/2016	BNP	(5,273)
NOK	628,000	USD	72,703	02/03/2016	BNP	(367)
SEK	2,003,000	USD	235,204	02/03/2016	BNP	(1,855)
USD	74,904	NOK	658,000	02/03/2016	BNP	(888)
CHF	1,000	USD	978	03/03/2016	BNP	—
SEK	149,000	USD	17,393	03/03/2016	BNP	(20)
USD	804	NOK	7,000	03/03/2016	BNP	(2)

						(20,698)

Net unrealized appreciation						$57,657

Counterparty:

BNP — BNP Paribas SA

Currency abbreviations:

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

See notes to financial statements.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.66%

AUSTRALIA — 7.62%
AGL Energy Ltd.	2,631,444	$34,621,153
Commonwealth Bank of Australia	268,116	14,919,914
CSL Ltd.	194,529	14,310,412
GPT Group (The)	3,889,290	13,425,319
Healthscope Ltd.	9,586,774	14,986,465
Medibank Pvt Ltd.	16,404,976	29,126,196
Ramsay Health Care Ltd.	53,761	2,303,727
Scentre Group	5,242,504	16,131,044
Sonic Healthcare Ltd.	2,601,013	33,852,815
Stockland	1,942,461	5,619,660
Telstra Corp. Ltd.	13,988,819	55,708,812
Transurban Group	3,881,393	29,596,532
Vicinity Centres	10,674,758	21,972,804
Wesfarmers Ltd.	1,120,818	33,432,830
Westfield Corp.	1,739,008	12,177,867
Woolworths Ltd.	1,096,944	18,839,423

		351,024,973
BELGIUM — 1.26%
Colruyt SA	430,124	22,893,790
Proximus SADP	572,632	19,672,816
UCB SA	183,797	15,635,748

		58,202,354
DENMARK — 1.90%
Coloplast A/S Class B	208,930	17,040,116
Novo Nordisk A/S Class B	632,199	34,823,492
TDC A/S	1,287,669	5,490,962
Tryg A/S	738,957	14,025,167
William Demant Holding A/Sa,b	187,264	16,427,024

		87,806,761
FINLAND — 0.23%
Fortum OYJ	688,126	10,759,275

		10,759,275
FRANCE — 4.89%
Aeroports de Paris	204,181	23,054,461
Air Liquide SA	95,838	9,874,455
Danone SA	257,924	17,708,043
Dassault Systemes	256,468	19,756,016
Essilor International SA	63,517	7,859,110
Eutelsat Communications SA	342,624	11,034,963
Hermes International	7,879	2,673,161
Iliad SA	35,543	8,886,019
L’Oreal SA	146,669	25,003,680

Security	Shares	Value
Sanofi	190,349	$15,766,779
SCOR SE	807,260	28,061,040
SES SA	1,283,326	33,417,200
Sodexo SA	133,694	13,042,865
Vivendi SA	421,466	9,134,624

		225,272,416
GERMANY — 4.02%
Beiersdorf AG	238,268	21,935,139
Fresenius Medical Care AG & Co. KGaA	359,715	31,788,373
Fresenius SE & Co. KGaA	334,963	22,087,496
Henkel AG & Co. KGaA	212,126	19,475,694
Kabel Deutschland Holding AG	167,781	21,422,590
MAN SE	267,176	26,958,361
Merck KGaA	119,134	10,323,025
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	124,230	23,772,713
QIAGEN NVa	104,574	2,367,187
RTL Group SAa	62,479	5,037,953

		185,168,531
HONG KONG — 7.98%
Bank of East Asia Ltd. (The)[b]	3,905,400	11,365,671
Cheung Kong Infrastructure Holdings Ltd.[b]	4,500,000	42,092,550
CLP Holdings Ltd.	6,607,500	55,268,732
Hang Seng Bank Ltd.[b]	3,263,100	53,875,939
HK Electric Investments & HK Electric Investments Ltd.[c]	19,955,500	15,589,333
HKT Trust & HKT Ltd.	19,818,349	26,024,339
Hong Kong & China Gas Co. Ltd.	8,607,422	15,063,002
Link REIT	2,202,000	12,547,935
MTR Corp. Ltd.	10,127,748	45,675,293
PCCW Ltd.	22,754,000	13,565,539
Power Assets Holdings Ltd.	5,031,500	45,706,528
Sun Hung Kai Properties Ltd.	599,599	6,456,041
Swire Pacific Ltd. Class A	836,000	8,056,175
Yue Yuen Industrial Holdings Ltd.	4,771,000	16,398,138

		367,685,215
IRELAND — 1.16%
Kerry Group PLC Class A	438,932	35,763,450
Ryanair Holdings PLC ADR	228,311	17,888,167

		53,651,617

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)  (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
ISRAEL — 2.01%
Bank Hapoalim BM	6,427,638	$29,654,897
Bank Leumi le-Israel BMa	5,224,379	17,156,392
Bezeq The Israeli Telecommunication Corp. Ltd.	7,730,904	16,575,227
Mizrahi Tefahot Bank Ltd.	1,061,364	11,846,150
Teva Pharmaceutical Industries Ltd.	287,728	17,420,868

		92,653,534
ITALY — 0.06%
Snam SpA	479,577	2,680,253

		2,680,253
JAPAN — 28.62%
ABC-Mart Inc.	161,700	8,681,700
Ajinomoto Co. Inc.	599,000	14,034,308
ANA Holdings Inc.	8,250,000	23,918,969
Aozora Bank Ltd.	6,606,000	21,880,857
Asahi Group Holdings Ltd.	150,000	4,754,058
Astellas Pharma Inc.	1,807,100	24,629,042
Bank of Yokohama Ltd. (The)	1,468,000	7,702,256
Benesse Holdings Inc.	496,700	13,723,715
Bridgestone Corp.	587,200	21,030,845
Canon Inc.	2,025,500	55,913,939
Chugai Pharmaceutical Co. Ltd.	73,400	2,215,975
Daiichi Sankyo Co. Ltd.	525,000	10,761,058
East Japan Railway Co.	293,600	26,652,327
Eisai Co. Ltd.	73,400	4,359,195
Electric Power Development Co. Ltd.	132,700	4,417,305
FamilyMart Co. Ltd.	308,900	14,288,523
Japan Airlines Co. Ltd.	880,800	32,564,827
Japan Prime Realty Investment Corp.	5,872	20,977,491
Japan Real Estate Investment Corp.	5,872	30,944,831
Japan Retail Fund Investment Corp.	12,478	26,251,572
Japan Tobacco Inc.	132,700	5,108,947
Kamigumi Co. Ltd.	174,000	1,543,601
Kao Corp.	314,800	16,628,637
KDDI Corp.	440,400	10,942,248
Kirin Holdings Co. Ltd.	734,000	10,273,514
Kyowa Hakko Kirin Co. Ltd.	128,000	1,824,871
Lawson Inc.	522,800	40,765,143
Marubeni Corp.	1,027,600	4,843,254

Security	Shares	Value
McDonald’s Holdings Co. Japan Ltd.[a,b]	513,800	$10,109,211
Miraca Holdings Inc.	239,200	9,720,927
Mitsubishi Tanabe Pharma Corp.	1,688,200	27,331,367
Mizuho Financial Group Inc.	25,323,000	43,046,904
Nagoya Railroad Co. Ltd.	2,262,000	10,201,561
NH Foods Ltd.	752,000	14,416,983
Nippon Building Fund Inc.	3,004	15,433,759
Nippon Prologis REIT Inc.	10,791	19,056,836
Nippon Telegraph & Telephone Corp.	1,688,200	70,113,324
Nissin Foods Holdings Co. Ltd.	446,200	22,482,303
Nitori Holdings Co. Ltd.	220,200	17,551,976
Nomura Real Estate Master Fund Inc.[a]	27,158	33,200,215
Nomura Research Institute Ltd.	293,600	10,488,746
NTT DOCOMO Inc.	2,753,500	57,474,039
Oracle Corp. Japan	293,600	13,168,529
Oriental Land Co. Ltd./Japan	146,800	9,243,434
Osaka Gas Co. Ltd.	3,000,000	11,235,287
Otsuka Corp.	158,600	7,768,538
Otsuka Holdings Co. Ltd.	1,370,300	45,444,633
Park24 Co. Ltd.	660,600	18,252,236
Recruit Holdings Co. Ltd.	293,600	9,179,168
Resona Holdings Inc.	807,400	3,651,357
Sankyo Co. Ltd.	311,200	11,747,276
Santen Pharmaceutical Co. Ltd.	673,900	10,581,786
Secom Co. Ltd.	293,600	20,165,068
Seven Bank Ltd.	695,100	2,916,704
Shimamura Co. Ltd.	154,100	16,980,085
Shionogi & Co. Ltd.	351,100	15,083,394
Suntory Beverage & Food Ltd.	825,000	37,616,157
Suzuken Co. Ltd./Aichi Japan	233,400	7,952,546
Taiheiyo Cement Corp.	2,202,000	6,275,059
Taisho Pharmaceutical Holdings Co. Ltd.	225,000	14,960,971
Takeda Pharmaceutical Co. Ltd.	1,247,800	59,501,502
Tobu Railway Co. Ltd.	2,055,000	9,913,022
Tokyo Gas Co. Ltd.	4,562,000	20,710,157
TonenGeneral Sekiyu KK	2,055,000	16,533,019
Toyo Suisan Kaisha Ltd.	367,000	12,534,961
Toyota Motor Corp.	293,600	17,461,033
Unicharm Corp.	569,500	10,958,165
United Urban Investment Corp.	18,350	24,933,507
USS Co. Ltd.	496,700	7,495,733

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
West Japan Railway Co.	367,000	$23,463,264
Yamada Denki Co. Ltd.	2,471,400	11,860,434
Yamato Holdings Co. Ltd.	807,400	17,456,486
Yamazaki Baking Co. Ltd.	103,000	2,211,184

		1,319,515,854
NETHERLANDS — 1.05%
NN Group NV	1,436,154	48,422,327

		48,422,327
NEW ZEALAND — 0.48%
Auckland International Airport Ltd.	3,567,431	12,810,110
Meridian Energy Ltd.	2,597,438	3,949,275
Ryman Healthcare Ltd.	513,800	2,672,726
Spark New Zealand Ltd.	1,187,463	2,581,449

		22,013,560
NORWAY — 0.12%
Telenor ASA	343,699	5,544,771

		5,544,771
SINGAPORE — 3.46%
DBS Group Holdings Ltd.[b]	3,303,000	32,628,525
Oversea-Chinese Banking Corp. Ltd.[b]	5,811,199	32,336,609
Singapore Airlines Ltd.	3,845,500	29,801,072
Singapore Press Holdings Ltd.[b]	2,466,900	6,170,283
Singapore Telecommunications Ltd.	13,223,800	32,611,212
StarHub Ltd.[b]	4,719,100	11,206,744
United Overseas Bank Ltd.[b]	1,174,400	14,926,506

		159,680,951
SWEDEN — 0.28%
ICA Gruppen AB	230,911	8,151,273
TeliaSonera AB	975,898	4,589,877

		12,741,150
SWITZERLAND — 10.29%
Baloise Holding AG Registered	50,987	6,220,051
Barry Callebaut AG Registered[b]	8,074	9,211,444
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	4,404	25,723,847
Chocoladefabriken Lindt & Sprungli AG Registered	231	15,915,137
Givaudan SA Registered	3,511	6,534,404
Kuehne + Nagel International AG Registered	341,871	45,042,292
Nestle SA Registered	929,244	68,198,066

Security	Shares	Value
Novartis AG Registered	706,326	$54,112,713
Roche Holding AG	204,909	52,774,591
Schindler Holding AG Registered	21,711	3,337,220
Sonova Holding AG Registered	34,542	4,132,971
Swiss Prime Site AG Registered	413,458	33,007,236
Swiss Re AG	741,658	68,617,751
Swisscom AG Registered	112,582	55,760,860
Zurich Insurance Group AG	115,972	25,556,510

		474,145,093
UNITED KINGDOM — 24.23%
Admiral Group PLC	1,189,543	29,933,888
Associated British Foods PLC	163,425	7,302,279
AstraZeneca PLC	646,759	41,169,568
Babcock International Group PLC	334,235	4,338,128
British American Tobacco PLC	830,556	45,912,262
BT Group PLC	3,647,382	25,085,226
Bunzl PLC	444,633	11,781,699
Capita PLC	541,328	9,022,517
Centrica PLC	5,704,738	16,572,767
Compass Group PLC	3,382,777	57,725,587
Diageo PLC	1,319,010	35,259,293
Direct Line Insurance Group PLC	4,641,618	24,664,172
Dixons Carphone PLC	334,963	2,250,762
easyJet PLC	419,282	9,206,754
Fresnillo PLC	940,498	9,632,177
G4S PLC	5,120,458	16,473,323
GlaxoSmithKline PLC	2,539,117	51,829,005
HSBC Holdings PLC	6,530,926	45,607,258
Imperial Tobacco Group PLC	594,343	31,918,842
Inmarsat PLC	1,433,036	22,360,379
J Sainsbury PLC[b]	2,409,063	8,375,695
Kingfisher PLC	3,252,723	15,046,214
Land Securities Group PLC	371,234	5,766,220
Lloyds Banking Group PLC	27,169,877	25,228,593
Marks & Spencer Group PLC	1,190,271	7,160,502
Merlin Entertainments PLC[c]	1,629,937	9,565,016
National Grid PLC	4,636,426	64,833,805
Next PLC	356,012	34,971,461
Randgold Resources Ltd.	648,779	45,710,956
Reckitt Benckiser Group PLC	738,957	65,345,446
RELX PLC	2,270,273	39,610,704
Royal Dutch Shell PLC Class A	701,230	15,099,467
Royal Dutch Shell PLC Class B	218,741	4,719,422
Royal Mail PLC	5,835,528	38,011,184
Severn Trent PLC	91,518	2,841,722

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
Sky PLC	2,196,874	$33,717,998
Smith & Nephew PLC	1,516,627	24,998,519
SSE PLC	2,686,643	55,259,548
Tate & Lyle PLC	1,959,780	17,388,575
TUI AG	1,184,447	19,926,439
Unilever PLC	1,188,087	51,991,551
United Utilities Group PLC	203,453	2,760,441
Vodafone Group PLC	9,631,156	30,588,760

		1,116,964,124

TOTAL COMMON STOCKS (Cost: $4,669,444,295)		4,593,932,759

SHORT-TERM INVESTMENTS — 0.60%

MONEY MARKET FUNDS — 0.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[d,e,f]	23,236,399	23,236,399
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[d,e,f]	1,222,949	1,222,949
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[d,e]	3,104,147	3,104,147

		27,563,495

TOTAL SHORT-TERM INVESTMENTS (Cost: $27,563,495)		27,563,495

TOTAL INVESTMENTS IN SECURITIES — 100.26%
(Cost: $4,697,007,790)		4,621,496,254
Other Assets, Less Liabilities — (0.26)%		(11,768,801)

NET ASSETS — 100.00%		$4,609,727,453

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.52%

AUSTRIA — 0.06%
OMV AG	486	$12,440

		12,440
BELGIUM — 4.82%
Anheuser-Busch InBev SA/NV	1,188	148,922
Colruyt SA	3,366	179,159
Groupe Bruxelles Lambert SA	3,294	249,036
Proximus SADP	5,616	192,938
UCB SA	2,610	222,034

		992,089
DENMARK — 5.42%
Coloplast A/S Class B	4,068	331,782
Danske Bank A/S	5,544	148,470
ISS A/S	432	15,221
Novo Nordisk A/S Class B	5,922	326,202
TDC A/S	15,120	64,476
Tryg A/S	6,102	115,814
William Demant Holding A/Sa	1,296	113,687

		1,115,652
FINLAND — 3.30%
Elisa OYJ	2,088	75,258
Fortum OYJ	16,362	255,830
Orion OYJ Class B	1,026	33,638
Sampo OYJ Class A	6,552	314,778

		679,504
FRANCE — 10.41%
Aeroports de Paris	1,458	164,626
Air Liquide SA	954	98,293
Danone SA	4,680	321,310
Dassault Systemes	756	58,236
Engie SA	781	12,418
Essilor International SA	1,278	158,130
Eutelsat Communications SA	1,710	55,074
Hermes International	288	97,712
Iliad SA	432	108,003
L’Oreal SA	1,728	294,584
Pernod Ricard SA	306	35,743
Sanofi	2,664	220,662
SCOR SE	2,880	100,111
SES SA	7,074	184,204
Societe BIC SA	72	11,706
Sodexo SA	558	54,437
Vivendi SA	7,650	165,802

		2,141,051

Security	Shares	Value
GERMANY — 8.63%
Bayer AG Registered	270	$30,209
Beiersdorf AG	1,260	115,997
Deutsche Telekom AG Registered	2,430	42,110
Fresenius Medical Care AG & Co. KGaA	2,808	248,146
Fresenius SE & Co. KGaA	3,366	221,954
Henkel AG & Co. KGaA	1,206	110,725
Kabel Deutschland Holding AG	1,170	149,388
MAN SE	1,836	185,254
Merck KGaA	1,800	155,971
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,440	275,559
RTL Group SAa	702	56,605
SAP SE	1,656	131,147
Telefonica Deutschland Holding AG	10,440	51,546

		1,774,611
IRELAND — 1.78%
Kerry Group PLC Class A	3,078	250,791
Ryanair Holdings PLC ADR	1,475	115,566

		366,357
ITALY — 1.34%
Snam SpA	43,815	244,873
Terna Rete Elettrica Nazionale SpA	5,904	31,520

		276,393
NETHERLANDS — 2.96%
NN Group NV	9,979	336,459
RELX NV	3,261	54,216
Unilever NV CVA	4,950	219,013

		609,688
NORWAY — 1.66%
Gjensidige Forsikring ASA	5,166	81,506
Schibsted ASA Class Ba	1,962	54,807
Statoil ASA	758	10,283
Telenor ASA	12,114	195,431

		342,027
PORTUGAL — 0.09%
EDP – Energias de Portugal SA	5,184	18,045

		18,045
SPAIN — 1.91%
Aena SAa,b	180	19,915
Endesa SA	8,753	168,256
Iberdrola SA	25,321	176,666

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
Telefonica SA	2,735	$28,641

		393,478
SWEDEN — 4.35%
Hennes & Mauritz AB Class B	8,659	282,138
ICA Gruppen AB	3,798	134,071
Svenska Cellulosa AB SCA Class B	468	13,803
Svenska Handelsbanken AB Class A	8,190	102,483
Swedbank AB Class A	2,952	61,657
Telefonaktiebolaget LM Ericsson Class B	5,418	47,641
TeliaSonera AB	53,856	253,297

		895,090
SWITZERLAND — 18.03%
Baloise Holding AG Registered	1,008	122,969
Barry Callebaut AG Registered	36	41,072
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	11	64,251
Chocoladefabriken Lindt & Sprungli AG Registered	4	275,587
Givaudan SA Registered	126	234,502
Kuehne + Nagel International AG Registered	2,328	306,719
Lonza Group AG Registered	198	30,203
Nestle SA Registered	4,266	313,086
Novartis AG Registered	3,636	278,560
Roche Holding AG	1,206	310,607
Schindler Holding AG Participation Certificates	180	27,475
Schindler Holding AG Registered	1,044	160,474
SGS SA Registered	92	178,047
Sonova Holding AG Registered	1,782	213,217
Swiss Life Holding AG Registered	198	50,164
Swiss Prime Site AG Registered	3,188	254,505
Swiss Re AG	3,366	311,420
Swisscom AG Registered	630	312,033
Zurich Insurance Group AG	1,026	226,097

		3,710,988
UNITED KINGDOM — 34.76%
Admiral Group PLC	7,128	179,370
Associated British Foods PLC	1,746	78,016
AstraZeneca PLC	4,752	302,489
Auto Trader Group PLC[b]	5,670	31,488
BAE Systems PLC	9,793	71,679
BP PLC	16,506	88,059
British American Tobacco PLC	5,418	299,501

Security	Shares	Value
British Land Co. PLC (The)	10,800	$113,367
BT Group PLC	41,094	282,628
Bunzl PLC	648	17,170
Capita PLC	972	16,201
Centrica PLC	26,154	75,980
Compass Group PLC	18,396	313,920
Diageo PLC	10,170	271,861
Direct Line Insurance Group PLC	33,896	180,113
Dixons Carphone PLC	2,556	17,175
easyJet PLC	2,754	60,473
Fresnillo PLC	1,908	19,541
GlaxoSmithKline PLC	14,922	304,591
Hammerson PLC	2,126	17,597
HSBC Holdings PLC	39,564	276,286
Imperial Tobacco Group PLC	5,004	268,737
Inmarsat PLC	6,534	101,953
Kingfisher PLC	12,078	55,870
Land Securities Group PLC	13,536	210,249
Lloyds Banking Group PLC	194,220	180,343
Merlin Entertainments PLC[b]	8,496	49,857
National Grid PLC	23,040	322,182
Next PLC	2,682	263,456
Randgold Resources Ltd.	2,790	196,575
Reckitt Benckiser Group PLC	3,348	296,061
RELX PLC	9,169	159,977
Royal Dutch Shell PLC Class A	9,018	194,183
Royal Dutch Shell PLC Class B	540	11,651
Royal Mail PLC	25,260	164,537
SABMiller PLC	182	10,798
Severn Trent PLC	3,312	102,841
Shire PLC	216	11,980
Sky PLC	12,564	192,834
Smith & Nephew PLC	12,600	207,685
SSE PLC	13,230	272,118
Tate & Lyle PLC	3,708	32,900
TUI AG	6,174	103,868
Unilever PLC	7,290	319,017
United Utilities Group PLC	12,568	170,522
Vodafone Group PLC	70,236	223,071
William Hill PLC	1,998	11,025

		7,151,795

TOTAL COMMON STOCKS (Cost: $22,324,030)		20,479,208

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
PREFERRED STOCKS — 0.19%

GERMANY — 0.19%
Henkel AG & Co. KGaA	360	$38,085

		38,085

TOTAL PREFERRED STOCKS
(Cost: $41,882)		38,085

RIGHTS — 0.02%

SPAIN — 0.02%
Iberdrola SAa	25,321	3,507

		3,507

TOTAL RIGHTS
(Cost: $3,481)		3,507

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	5,085	5,085

		5,085

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,085)		5,085

TOTAL INVESTMENTS IN SECURITIES — 99.75%
(Cost: $22,374,478)		20,525,885
Other Assets, Less Liabilities — 0.25%		52,326

NET ASSETS — 100.00%		$20,578,211

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.95%

AUSTRALIA — 0.00%
AED Oil Ltd.[a]	11,395	$—

		—
AUSTRIA — 1.60%
ams AG	3,888	106,435
Austria Technologie & Systemtechnik AG	1,512	19,551
BUWOG AG	2,985	61,078
CA Immobilien Anlagen AG	4,131	70,625
Conwert Immobilien Invest SEa	3,510	49,659
DO & CO AG	324	32,902
EVN AG	2,010	22,162
FACC AGa	1,323	7,079
Flughafen Wien AG	297	26,050
IMMOFINANZ AGa	50,868	95,607
Kapsch TrafficCom AG	270	9,466
Lenzing AG	433	28,857
Oesterreichische Post AG	1,863	65,878
Palfinger AG	810	23,139
Porr AG	469	12,535
RHI AG	1,431	26,780
S IMMO AG	3,032	25,131
Schoeller-Bleckmann Oilfield Equipment AG	630	32,721
Semperit AG Holding	572	17,082
UNIQA Insurance Group AG	7,053	44,439
Wienerberger AG	6,137	93,798
Zumtobel Group AGb	1,566	32,365

		903,339
BELGIUM — 3.04%
Ablynx NVa,b	2,759	40,049
Ackermans & van Haaren NV	1,327	171,516
Aedifica SA	729	45,593
AGFA-Gevaert NVa	9,531	40,633
Barco NV	621	38,953
Befimmo SA	1,137	65,009
Bekaert SA	1,971	63,214
BHF Kleinwort Benson Group[a]	2,241	13,899
bpost SA	5,512	130,319
Cie. d’Entreprises CFE	412	42,066
Cofinimmo SA	1,115	121,011
D’ieteren SA/NV	1,353	44,067
Econocom Group SA/NV	3,429	31,983

Security	Shares	Value
Elia System Operator SA/NV	1,660	$79,931
Euronav NV	6,674	77,560
EVS Broadcast Equipment SA	729	23,306
Exmar NV	1,701	16,574
Fagron	1,647	12,172
Galapagos NVa,b	1,822	90,689
Gimv NV	1,080	51,886
Intervest Offices & Warehouses NVa	810	20,351
Ion Beam Applications	1,161	38,894
KBC Ancora	1,755	65,335
Kinepolis Group NV	756	31,895
Melexis NV	1,107	55,286
Mobistar SAa	1,647	34,083
Nyrstar NVa,b	15,053	21,940
Ontex Group NV	3,796	140,044
Tessenderlo Chemie NVa	1,631	42,973
Warehouses De Pauw CVA	783	63,332

		1,714,563
CHINA — 0.00%
Boshiwa International Holding Ltd.[a,b]	20,000	386

		386
DENMARK — 3.28%
ALK-Abello A/S	329	45,270
Alm Brand A/S	3,942	26,292
Ambu A/Sb	1,472	45,461
Bang & Olufsen A/Sa,b	2,244	23,589
Bavarian Nordic A/Sa	1,539	63,931
D/S Norden A/Sa,b	1,296	17,203
Dfds A/S	1,566	55,357
FLSmidth & Co. A/Sb	2,714	94,522
Genmab A/Sa	2,808	349,735
GN Store Nord A/S	8,559	159,469
IC Group A/S	432	13,906
Jyske Bank A/S Registered[a]	3,976	173,698
Matas A/S	2,160	40,714
NKT Holding A/S	1,350	74,597
NNIT A/Sa,c	702	17,558
PER Aarsleff A/S Class B	115	35,116
Rockwool International A/S Class B	378	57,000
Royal Unibrew A/S	2,208	92,202
Schouw & Co.	702	41,274
SimCorp A/S	2,295	112,007
Solar A/S Class B	324	18,275
Spar Nord Bank A/S	5,427	44,459
Sydbank A/S	4,158	120,878

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Topdanmark A/Sa	3,807	$96,212
Torm A/Sa,b	1,404	15,960
Zealand Pharma A/Sa,b	648	11,885

		1,846,570
FINLAND — 2.49%
Amer Sports OYJ	6,561	178,690
Cargotec OYJ Class B	2,026	64,145
Caverion Corp.	5,252	49,782
Citycon OYJ	22,718	54,031
Cramo OYJ	1,836	35,124
F-Secure OYJ	5,103	13,915
Ferratum OYJ	469	13,372
Huhtamaki OYJ	5,103	179,400
Kemira OYJ	5,577	62,760
Kesko OYJ Class B	3,604	143,938
Konecranes OYJ	2,843	62,602
Metsa Board OYJ	10,665	70,914
Oriola-KD OYJ Class Ba	6,165	27,884
Outokumpu OYJ[a,b]	16,362	39,800
Outotec OYJ[b]	8,640	33,656
PKC Group OYJ[b]	1,215	18,826
Ponsse OYJ	621	12,203
Ramirent OYJ	3,780	25,073
Sanoma OYJ[b]	4,077	18,749
Sponda OYJ	12,042	49,071
Stockmann OYJ Abp Class Ba,b	1,836	14,065
Technopolis OYJ	4,914	19,354
Tieto OYJ	2,872	76,883
Uponor OYJ	3,051	46,681
Valmet OYJ	6,210	61,383
YIT OYJ[b]	6,075	32,223

		1,404,524
FRANCE — 7.42%
AB Science SAa,b	837	9,021
Adocia[a]	216	13,790
Air France-KLM[a]	7,540	60,301
Akka Technologies	579	16,627
Albioma SA	1,064	14,955
Alten SA	1,512	84,977
Altran Technologies SA	7,269	91,435
APERAM SAa	2,592	80,690
Assystem	545	13,210
Axway Software SA	351	8,857
Boiron SA	438	32,939
Bonduelle SCA	783	20,308

Security	Shares	Value
BOURBON SAb	1,439	$18,685
Cegedim SAa	297	8,806
Cegid Group SA	306	16,555
Cellectis SAa	1,350	30,063
CGG SAa,b	35,767	29,800
Coface SAa	5,299	43,376
DBV Technologies SAa	1,121	56,895
Derichebourg SAa	4,698	14,818
Eiffage SA	2,362	161,782
Elior[c]	5,238	104,967
Elis SA	3,456	60,282
Eramet[a,b]	297	6,424
Esso SA Francaise[a]	140	6,659
Etablissements Maurel et Prom[a,b]	7,155	21,213
Euler Hermes Group	764	65,308
Eurofins Scientific SE	498	163,086
Europcar Groupe SAa,c	4,401	49,907
Faiveley Transport SA	396	39,421
Faurecia	3,456	124,883
FFP	378	24,443
GameLoft SEa	4,293	23,505
Gaztransport Et Technigaz SA	1,243	46,362
Genfit[a,b]	1,053	33,327
Groupe Crit	216	11,733
Groupe Fnac SAa	605	34,696
Guerbet	297	24,312
Haulotte Group SA	702	10,520
Havas SA	9,271	73,582
ID Logistics Group[a]	118	13,407
Innate Pharma SAa	2,246	29,820
Interparfums SA	559	13,464
Ipsen SA	2,052	118,012
IPSOS	1,917	39,204
Jacquet Metal Service	707	9,563
Korian SA	2,008	67,768
LISI	945	23,125
Manitou BF SA	594	10,592
Marie Brizard Wine & Spirits SAa	1,337	28,355
Mercialys SA	2,889	58,895
Mersen	783	11,362
Metropole Television SA	3,227	51,329
MGI Coutier	432	7,853
Naturex[a,b]	351	27,338
Neopost SA	1,919	45,786
Nexans SAa	1,544	58,984

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Nexity SA	1,674	$75,615
Oeneo SA	1,404	10,786
Orpea	2,160	170,547
Parrot SAa	972	21,698
Pierre & Vacances SAa	324	10,121
Plastic Omnium SA	3,439	111,784
Rallye SAb	1,246	19,010
Rubis SCA	2,138	159,349
Saft Groupe SA	1,539	40,133
Sartorius Stedim Biotech	162	58,951
SEB SA	1,242	121,005
Societe Television Francaise 1	6,507	72,803
Solocal Group[a,b]	2,083	14,019
Sopra Steria Group	837	90,613
SPIE SAa	2,943	51,939
Ste Industrielle d’Aviation Latecoere SAa	3,348	13,150
Synergie SA	459	11,984
Tarkett SA	1,107	29,347
Technicolor SA Registered	18,073	128,091
Teleperformance	3,159	262,449
Trigano SA	486	30,617
UBISOFT Entertainment[a]	5,535	151,795
Vallourec SAb	6,318	27,687
Valneva SEa	2,756	9,722
Vicat SA	999	53,870
Vilmorin & Cie SA	366	25,849
Virbac SAb	243	44,542

		4,184,853
GERMANY — 10.07%
Aareal Bank AG	3,384	92,200
ADLER Real Estate AGa	1,296	17,627
ADO Properties SAa,c	1,161	32,393
ADVA Optical Networking SEa	2,268	21,326
AIXTRON SEa,b	5,901	21,192
Alstria office REIT AG	6,482	80,659
Amadeus Fire AG	297	21,323
AURELIUS SE & Co KGaA	1,161	58,554
Aurubis AG	1,863	75,675
Bauer AG	522	7,998
BayWa AGb	729	21,294
Bechtle AG	810	70,827
Bertrandt AG	279	30,763
Bijou Brigitte AG	231	14,015
Bilfinger SEb	1,917	84,185

Security	Shares	Value
Biotest AG	297	$4,861
Borussia Dortmund GmbH & Co. KGaA	4,469	19,024
BRAAS Monier Building Group SA	1,093	26,610
CANCOM SE	837	36,603
Capital Stage AG	2,295	19,121
Carl Zeiss Meditec AG Bearer	1,782	52,496
Cewe Stiftung & Co. KGAA	297	15,707
comdirect bank AG	1,650	18,032
CompuGroup Medical AG	1,323	52,824
CTS Eventim AG & Co. KGaA	2,430	88,952
Delticom AG	351	6,836
Deutsche Beteiligungs AG	621	18,398
Deutsche Euroshop AG	2,548	108,642
Deutsche Pfandbriefbank AGa,c	6,048	62,452
DEUTZ AG	4,995	16,128
Dialog Semiconductor PLC[a,b]	4,112	124,761
DIC Asset AG	2,592	25,074
DMG Mori AG	2,187	87,132
Draegerwerk AG & Co. KGaA	162	9,892
Drillisch AG	2,732	111,595
Duerr AG	1,458	97,908
ElringKlinger AG	1,766	44,495
Evotec AGa	5,805	21,469
Freenet AG	7,101	219,560
Gerresheimer AG	1,743	122,836
Gerry Weber International AGb	1,404	18,724
Gesco AG	162	11,934
GFT Technologies SE	864	25,597
Grammer AG	675	19,709
Grand City Properties SA	5,373	110,696
GRENKELEASING AG	486	93,133
Hamborner REIT AG	3,490	33,625
Hamburger Hafen und Logistik AG	1,417	19,580
Heidelberger Druckmaschinen AGa,b	13,312	26,288
Hornbach Baumarkt AG	486	13,489
Indus Holding AG	1,269	57,596
Jenoptik AG	2,360	31,640
KION Group AG	3,551	173,924
Kloeckner & Co. SEb	5,589	48,193
Krones AG	786	84,233
KUKA AGb	1,273	97,275
KWS Saat SE	121	33,570
LEG Immobilien AG	3,459	278,839
LEONI AG	1,836	63,781

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Manz AGa,b	189	$6,088
MLP AG	4,050	13,318
MorphoSys AGa	1,330	63,062
MTU Aero Engines AG	2,862	261,806
Nemetschek AG	1,080	49,023
Nordex SEa	3,591	115,481
NORMA Group SE	1,755	87,449
PATRIZIA Immobilien AGa	2,139	54,472
Pfeiffer Vacuum Technology AG	540	49,374
QSC AG	5,454	8,776
Rational AG	189	84,226
Rheinmetall AG	2,160	153,322
RHOEN-KLINIKUM AG	2,195	63,415
RIB Software AGb	1,944	20,465
SAF-Holland SA	2,376	27,368
Salzgitter AG	2,189	46,614
SGL Carbon SEa,b	2,580	26,211
Siltronic AGa	675	12,270
Sixt Leasing AGa	756	13,416
Sixt SE	729	33,690
SLM Solutions Group AGa	675	10,883
SMA Solar Technology AGa,b	594	28,930
Software AG	2,848	95,686
STADA Arzneimittel AG	3,429	117,970
STRATEC Biomedical AG	270	15,727
Stroeer SEb	1,215	71,427
Suedzucker AG	4,509	67,866
TAG Immobilien AG	5,712	66,906
Takkt AG	1,810	33,569
TLG Immobilien AG	3,699	70,044
Vossloh AGa,b	517	29,616
VTG AGb	594	16,840
Wacker Chemie AG	864	62,694
Wacker Neuson SE	1,580	22,251
Wincor Nixdorf AGa	1,651	83,088
Wirecard AGb	6,481	325,357
XING AG	162	30,878
zooplus AGa	270	33,890

		5,676,733
HONG KONG — 0.00%
China Hongxing Sports Ltd.[a]	198,000	1
Peace Mark Holdings Ltd.[a]	30,000	—
Real Gold Mining Ltd.[a,b]	27,000	35
Titan Petrochemicals Group Ltd.[a]	400,000	1

		37

Security	Shares	Value
IRELAND — 2.26%
C&C Group PLC	19,197	$74,364
FBD Holdings PLC	1,512	10,585
Glanbia PLC	9,882	187,178
Hibernia REIT PLC	37,884	53,044
Irish Continental Group PLC	8,883	50,366
Kingspan Group PLC	8,316	213,575
Origin Enterprises PLC	6,750	49,352
Paddy Power PLC	2,187	325,504
Permanent TSB Group Holdings PLC[a]	7,614	32,131
Smurfit Kappa Group PLC	12,943	280,100

		1,276,199
ISRAEL — 0.05%
Africa Israel Investments Ltd.[a]	1	—
Plus500 Ltd.	4,266	26,596

		26,596
ITALY — 6.78%
A2A SpA	79,731	94,986
ACEA SpA	3,081	45,740
Amplifon SpA	5,103	42,572
Anima Holding SpA[c]	10,210	74,572
Ansaldo STS SpA	6,835	72,923
Astaldi SpA[b]	2,646	13,262
ASTM SpA	2,080	22,574
Autogrill SpA[a]	7,371	62,251
Azimut Holding SpA	5,434	113,775
Banca Carige SpA[a]	32,887	25,675
Banca Generali SpA	3,429	92,981
Banca IFIS SpA	1,242	38,704
Banca Mediolanum SpA	12,852	85,664
Banca Popolare dell’Emilia Romagna SC	27,001	160,690
Banca Popolare di Milano Scarl	197,584	160,561
Banca Popolare di Sondrio Scarl	26,139	99,389
Beni Stabili SpA SIIQ	59,350	39,816
Biesse SpA	702	9,449
Brembo SpA	1,710	69,793
Brunello Cucinelli SpA	1,593	26,614
Buzzi Unicem SpA[b]	3,807	57,300
Cementir Holding SpA	2,784	14,839
Cerved Information Solutions SpA	9,099	74,728
CIR-Compagnie Industriali Riunite SpA[a]	21,789	20,936
COFIDE SpA[a]	23,128	9,124

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Credito Emiliano SpA	4,995	$33,186
Credito Valtellinese SCa	62,597	57,878
Danieli & C Officine Meccaniche SpA	759	14,652
Danieli & C Officine Meccaniche SpA RSP	2,109	30,146
Datalogic SpA	1,215	20,378
Davide Campari-Milano SpA	16,470	143,729
De’ Longhi SpA	2,945	69,947
Delclima SpA	2,295	11,225
DiaSorin SpA	1,251	65,652
Ei Towers SpA	918	53,192
Engineering Ingegneria Informatica SpA	270	17,091
ERG SpA	3,051	37,965
Esprinet SpA	1,782	14,423
Fincantieri SpA[a,b]	28,019	10,605
FinecoBank Banca Fineco SpA	12,245	94,205
Geox SpA[a,b]	4,605	17,749
Hera SpA	38,019	106,137
Immobiliare Grande Distribuzione SIIQ SpA	25,029	19,635
Industria Macchine Automatiche SpA	864	41,930
Infrastrutture Wireless Italiane SpA[a,c]	13,554	68,021
Interpump Group SpA	3,980	50,301
Iren SpA	31,564	46,415
Italcementi SpA	10,638	119,022
Italmobiliare SpA	378	14,193
La Doria SpA	711	9,286
Maire Tecnimont SpA[a,b]	6,291	14,962
MARR SpA	1,917	36,611
Mediaset SpA	43,173	144,070
Moleskine SpA	7,371	12,913
Moncler SpA	7,776	114,347
Newron Pharmaceuticals SpA[a]	621	14,909
OVS SpA[a,c]	5,886	35,666
Piaggio & C SpA[b]	9,909	20,694
RAI Way SpA[c]	5,508	25,723
RCS MediaGroup SpA[a,b]	14,149	8,711
Recordati SpA	5,292	130,558
Reply SpA	243	31,816
Safilo Group SpA[a,b]	1,340	14,391
Salini Impregilo SpA	12,479	48,313
Salvatore Ferragamo SpA	2,835	63,776
Saras SpA[a]	7,968	16,554
Societa Cattolica di Assicurazioni Scrl	8,466	59,636

Security	Shares	Value
Societa Iniziative Autostradali e Servizi SpA	3,917	$37,044
Tamburi Investment Partners SpA	5,481	17,863
Tod’s SpA[b]	706	55,461
Trevi Finanziaria Industriale SpA[b]	5,427	9,014
Unipol Gruppo Finanziario SpA	24,313	98,918
Vittoria Assicurazioni SpA	1,656	16,414
Yoox Net-A-Porter Group SpA[a]	2,808	96,013

		3,820,258
NETHERLANDS — 3.39%
Aalberts Industries NV	5,454	171,616
Accell Group	1,188	24,116
Amsterdam Commodities NV	972	23,770
Arcadis NV	3,753	50,153
ASM International NV	2,784	110,390
BE Semiconductor Industries NV	1,674	33,745
BinckBank NV	3,294	26,158
Brunel International NVb	1,107	18,518
Corbion NV	3,240	71,835
Delta Lloyd NV	12,744	75,002
Eurocommercial Properties NV	2,622	114,308
Euronext NVc	3,321	160,629
Flow Traders[c]	1,539	77,710
Fugro NV CVA[a,b]	3,726	54,791
IMCD Group NV	2,160	76,532
InterXion Holding NVa	1,431	44,948
Kendrion NV	648	15,212
Koninklijke BAM Groep NVa	12,556	67,238
NSI NV	7,371	29,925
PostNL NVa,b	24,300	88,084
Refresco Gerber NVa,c	2,484	41,567
SBM Offshore NVa,b	9,870	129,493
TKH Group NV	1,998	74,025
TomTom NVa	5,670	58,653
USG People NV	3,591	66,658
VastNed Retail NV	1,080	47,095
Wereldhave NV	2,234	121,614
Wessanen	4,216	35,797

		1,909,582
NORWAY — 2.83%
Akastor ASA[a,b]	8,343	8,345
Aker ASA Class A	1,485	26,203
Aker Solutions ASA	8,344	24,953
Atea ASA	4,494	36,301
Austevoll Seafood ASA	5,022	31,935

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Avance Gas Holding Ltd.[c]	1,497	$18,850
Bakkafrost P/F	2,199	72,589
Borregaard ASA	5,562	28,041
BW LPG Ltd.[b,c]	4,266	32,407
Det Norske Oljeselskap ASA[a,b]	5,697	34,335
DNO ASA[a,b]	36,487	24,039
Entra ASA[c]	4,590	35,894
Europris ASA[a,c]	5,130	24,393
Fred Olsen Energy ASA[a]	1,917	7,556
Frontline Ltd.	19,369	42,033
Hexagon Composites ASA[b]	4,725	11,098
Hoegh LNG Holdings Ltd.	2,580	26,605
IDEX ASA[a]	16,929	14,160
Kongsberg Automotive ASA[a]	22,653	15,262
Leroy Seafood Group ASA	1,215	46,219
Marine Harvest ASA	18,657	251,820
Nordic Semiconductor ASA[a,b]	7,371	34,078
Norwegian Air Shuttle ASA[a,b]	1,516	45,579
Norwegian Property ASA[a]	13,829	13,706
Ocean Yield ASA	2,160	14,849
Opera Software ASA[b]	6,946	35,105
Petroleum Geo-Services ASA	12,045	36,297
Prosafe SE	12,150	19,559
Protector Forsikring ASA	3,321	27,302
REC Silicon ASA[a,b]	113,238	17,126
Salmar ASA	2,836	55,403
Scatec Solar ASA[c]	2,331	9,829
Seadrill Ltd.[a,b]	19,008	40,073
Sparebank 1 Nord Norge	5,724	23,020
SpareBank 1 SMN	6,426	34,605
Stolt-Nielsen Ltd.	1,080	12,313
Storebrand ASA[a]	25,114	100,857
Subsea 7 SAa	14,742	86,989
Tanker Investments Ltd.[a]	1,701	16,956
TGS Nopec Geophysical Co. ASA[b]	5,697	81,725
Thin Film Electronics ASA[a,b]	22,356	7,275
Wilh Wilhelmsen ASA	3,574	13,309
XXL ASA[c]	5,319	55,612

		1,594,605
PORTUGAL — 0.59%
Altri SGPS SA	3,807	15,464
Banco BPI SA Registered[a,d]	20,467	22,390
CTT-Correios de Portugal SA	8,244	71,364
Mota-Engil SGPS SA	5,767	9,048
NOS SGPS SA	10,100	73,102

Security	Shares	Value
Pharol SGPS SA Registered[a]	33,193	$8,584
Portucel SA	12,584	42,075
REN – Redes Energeticas Nacionais SGPS SA	7,209	21,615
Semapa-Sociedade de Investimento e Gestao	1,437	17,236
Sonae SGPS SA	44,585	49,835

		330,713
SINGAPORE — 0.00%
Jurong Technologies Industrial Corp. Ltd.[a]	60,000	—

		—
SPAIN — 4.40%
Abengoa SA Class Bb	36,479	7,342
Acciona SA	1,460	111,391
Acerinox SA	8,195	73,316
Almirall SA	3,437	65,938
Applus Services SA	5,860	47,556
Atresmedia Corp. de Medios de Comunicacion SA	4,050	38,170
Axiare Patrimonio SOCIMI SA	4,111	49,732
Bolsas y Mercados Espanoles SHMSF SAb	2,076	61,999
Cellnex Telecom SAU[c]	9,045	155,175
Cia. de Distribucion Integral Logista Holdings SA	2,246	46,637
CIE Automotive SA	2,970	43,079
Construcciones y Auxiliar de Ferrocarriles SA	102	27,035
Corp Financiera Alba SA	918	36,197
Duro Felguera SA	4,622	5,951
Ebro Foods SA	3,926	76,594
Ence Energia y Celulosa SA	7,952	25,125
Euskaltel SAa,c	4,293	49,774
Faes Farma SA	14,800	42,998
Fomento de Construcciones y Contratas SAa,b	7,291	54,617
Gamesa Corp. Tecnologica SA	13,270	245,679
Grupo Catalana Occidente SA	2,484	75,662
Hispania Activos Inmobiliarios SAa	4,779	59,054
Indra Sistemas SAa,b	6,427	62,916
Inmobiliaria Colonial SAa	108,837	72,544
Laboratorios Farmaceuticos Rovi SA	891	13,497
Lar Espana Real Estate SOCIMI SA	3,540	33,708
Liberbank SAa	23,303	32,048

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Mediaset Espana Comunicacion SA	9,450	$91,323
Melia Hotels International SA	5,147	55,804
Merlin Properties SOCIMI SA	16,280	188,136
Miquel y Costas & Miquel SA	495	18,479
NH Hotel Group SAa	11,098	45,753
Obrascon Huarte Lain SA	7,533	39,900
Papeles y Cartones de Europa SA	2,403	12,611
Pharma Mar SAa	9,381	23,600
Promotora de Informaciones SAa,b	2,716	14,054
Prosegur Cia. de Seguridad SA	15,903	71,068
Sacyr SAb	20,022	33,429
Saeta Yield SA	2,808	24,915
Talgo SAa,c	4,158	22,991
Tecnicas Reunidas SAb	1,920	63,386
Tubacex SA	6,399	11,459
Viscofan SA	2,489	148,612

		2,479,254
SWEDEN — 8.96%
AAK ABb	1,647	106,888
AF AB Class B	3,321	52,187
Alimak Group ABa,c	1,593	14,862
Arcam ABa,b	1,026	20,939
Avanza Bank Holding AB	1,246	46,861
Axfood AB	4,031	70,278
B&B Tools AB Class B	1,390	17,750
Betsson AB	6,482	103,183
Bilia AB Class A	1,944	36,273
BillerudKorsnas AB	9,747	154,702
BioGaia AB Class B	729	21,849
Bure Equity AB	3,024	22,482
Byggmax Group AB	3,058	25,409
Capio ABa,c	2,673	15,337
Castellum AB	8,538	126,951
Clas Ohlson AB Class B	1,792	29,675
Cloetta AB Class Ba	12,366	39,658
Collector ABa	1,269	18,536
Com Hem Holding AB	7,355	61,971
Concentric AB	2,484	25,275
Dios Fastigheter AB	2,511	16,472
Duni AB	1,924	28,720
Dustin Group ABc	2,322	17,195
Elekta AB Class Bb	20,466	152,153
Eltel ABa,c	2,052	20,460
Evolution Gaming Group ABa,c	2,025	71,554
Fabege AB	7,380	114,036

Security	Shares	Value
Fastighets AB Balder Class Ba	4,644	$103,441
Fingerprint Cards ABa,b	3,186	170,912
Granges AB	2,970	22,946
Haldex AB	2,349	20,203
Hemfosa Fastigheter AB	7,001	68,990
Hexpol AB	13,595	119,859
Hoist Finance ABa,c	3,348	29,478
Holmen AB Class B	2,757	78,965
Hufvudstaden AB Class A	6,129	84,127
Industrial & Financial Systems Class B	972	41,204
Indutrade AB	1,755	93,062
Intrum Justitia AB	4,050	133,757
Investment AB Oresund	918	22,107
Inwido AB	2,916	32,221
ITAB Shop Concept AB	567	16,597
JM AB	4,140	113,700
KappAhl AB	3,105	12,311
Klovern AB Class B	25,578	25,504
Kungsleden AB	9,163	61,176
L E Lundbergforetagen AB Class B	2,140	109,259
Lifco AB Class B	2,322	51,477
Lindab International ABb	3,672	26,400
Loomis AB Class B	3,375	100,326
Meda AB Class A	14,148	151,545
Medivir AB Class Ba	1,323	10,337
Mekonomen AB	1,404	28,653
Modern Times Group MTG AB Class B	3,132	82,729
Mycronic AB	3,456	30,832
NCC AB Class B	4,600	155,516
NetEnt AB	1,539	76,708
New Wave Group AB Class B	2,457	8,825
Nibe Industrier AB Class B	4,571	131,773
Nobia AB	6,345	70,702
Nolato AB Class B	1,107	29,176
Nordax Group ABa,c	3,375	16,649
Nordnet AB Class B	4,482	17,824
Opus Group AB	11,961	7,951
Orexo ABa,b	975	4,810
Oriflame Holding AGa	2,160	30,303
Pandox ABa	3,483	54,104
Peab AB	9,481	71,813
Ratos AB Class B	12,405	66,430
RaySearch Laboratories ABa	1,188	13,508
Recipharm AB Class Bb	1,630	23,523

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Rezidor Hotel Group AB	4,806	$16,422
Saab AB	3,510	105,689
SAS ABa,b	4,293	12,316
Scandi Standard AB	2,357	15,118
SkiStar AB	1,188	16,106
SSAB AB Class Aa,b	11,720	28,101
SSAB AB Class Ba,b	10,233	21,385
Sweco AB Class B	3,958	58,159
Swedish Orphan Biovitrum ABa	8,262	104,058
Tethys Oil AB	1,890	12,949
Thule Group AB (The)[c]	3,056	36,351
Tobii ABa,b	1,890	10,646
Trelleborg AB Class B	13,395	230,411
Unibet Group PLC	12,690	143,106
Vitrolife AB	675	21,175
Vostok New Ventures Ltd.[a]	4,269	21,905
Wallenstam AB Class B	10,191	72,496
Wihlborgs Fastigheter AB	3,818	73,244

		5,053,026
SWITZERLAND — 7.18%
AFG Arbonia-Forster Holding AG Registered[a]	1,944	18,726
Allreal Holding AG Registered	757	99,737
Ascom Holding AG Registered	2,004	31,879
Autoneum Holding AG	150	32,470
Banque Cantonale Vaudoise Registered	166	100,120
Basilea Pharmaceutica AG Registered[a,b]	540	39,578
BKW AG	756	27,557
Bobst Group SA Registered	459	18,680
Bossard Holding AG	324	29,755
Bucher Industries AG Registered	356	72,649
Burckhardt Compression Holding AG	162	50,356
Burkhalter Holding AG	201	20,754
Cembra Money Bank AG	1,188	71,304
Clariant AG Registered	16,365	265,922
Comet Holding AG Registered	39	23,903
Conzzeta AG	54	32,543
Cosmo Pharmaceuticals SAa,b	270	39,473
Daetwyler Holding AG Bearer	411	52,265
dorma+kaba Holding AG Class B	165	101,449
EFG International AG	3,843	33,530
Emmi AG	113	52,053
Evolva Holding SAa,b	16,362	13,573

Security	Shares	Value
Flughafen Zuerich AG Registered	217	$159,470
Forbo Holding AG Registered	60	63,534
GAM Holding AG	9,234	128,419
Gategroup Holding AG	1,444	53,270
Georg Fischer AG Registered	222	146,245
Helvetia Holding AG Registered	353	183,278
Huber & Suhner AG Registered	756	31,947
Implenia AG Registered	837	40,966
Inficon Holding AG Registered	94	26,581
Intershop Holdings AG	59	23,838
Kardex AG Bearer	351	25,127
Komax Holding AG Registered	189	40,026
Kudelski SA Bearer	2,079	28,406
Kuoni Reisen Holding AG Class B Registered	202	62,691
Leonteq AG	438	54,245
Logitech International SA Registered	8,626	135,959
Meyer Burger Technology AGa,b	5,130	29,539
Mobilezone Holding AG	1,134	15,881
Mobimo Holding AG Registered	351	73,992
Molecular Partners AGa	324	10,909
Myriad Group AGa,b	4,887	15,835
OC Oerlikon Corp. AG Registered	11,247	99,776
Panalpina Welttransport Holding AG Registered	657	63,574
Plazza AGa	68	13,173
PSP Swiss Property AG Registered	2,268	192,569
Rieter Holding AG Registered	189	34,899
Santhera Pharmaceutical Holding AGa,b	255	17,246
Schmolz + Bickenbach AG Registered[a]	31,860	15,236
Schweiter Technologies AG Bearer	54	44,269
SFS Group AG	918	59,534
Siegfried Holding AG Registered	189	34,788
St Galler Kantonalbank AG Registered	139	49,175
Straumann Holding AG Registered	567	171,542
Sunrise Communications Group AGa,c	1,863	109,455
Swissquote Group Holding SA Registered	513	13,167
Tecan Group AG Registered	567	81,510
Temenos Group AG Registered	3,137	151,852
U-Blox AG	333	66,785
Valiant Holding AG Registered	918	99,536

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Valora Holding AG Registered	162	$33,265
Vetropack Holding AG Bearer	9	12,516
Vontobel Holding AG Registered	1,465	61,408
Walter Meier AG	115	3,956
Ypsomed Holding AG	138	19,205
Zehnder Group AG	567	19,949

		4,046,819
UNITED KINGDOM — 34.61%
888 Holdings PLC	7,938	19,705
AA PLC	33,507	139,927
Abcam PLC	9,450	86,461
Acacia Mining PLC	9,369	27,404
Advanced Medical Solutions Group PLC	11,826	28,686
Al Noor Hospitals Group PLC	4,488	73,848
Aldermore Group PLC[a]	9,558	29,326
Allied Minds PLC[a,b]	10,299	41,256
Amerisur Resources PLC[a]	44,010	15,607
AO World PLC[a,b]	9,207	19,851
Arrow Global Group PLC	9,045	28,612
Ashmore Group PLC[b]	20,142	62,629
ASOS PLC[a]	2,997	132,001
Avanti Communications Group PLC[a,b]	7,060	12,293
AVEVA Group PLC	3,537	66,779
Balfour Beatty PLC[a]	37,962	135,000
BBA Aviation PLC	57,353	132,446
Beazley PLC	27,459	146,065
Bellway PLC	6,783	267,290
Berendsen PLC	9,477	146,261
Berkeley Group Holdings PLC	7,182	360,134
Betfair Group PLC	3,765	234,188
BGEO Group PLC	2,223	55,972
Big Yellow Group PLC	8,291	90,264
Bodycote PLC	10,719	83,247
boohoo.com PLC[a]	38,777	22,002
Booker Group PLC	92,970	218,917
Bovis Homes Group PLC	7,479	99,353
Brammer PLC	7,074	16,958
Brewin Dolphin Holdings PLC	15,676	61,928
Britvic PLC	13,747	140,791
BTG PLC[a,b]	21,087	175,134
Bwin Party Digital Entertainment PLC	40,785	71,738
Cable & Wireless Communications PLC	157,154	153,371
Cairn Energy PLC[a]	31,865	64,275

Security	Shares	Value
Cape PLC	6,912	$22,036
Capital & Counties Properties PLC	41,960	219,927
Card Factory PLC	16,822	83,255
Carillion PLC	23,628	92,270
Centamin PLC	60,734	58,454
Chemring Group PLC	11,016	26,174
Chesnara PLC	7,209	33,311
Cineworld Group PLC	10,314	73,884
Clinigen Healthcare Ltd.[a]	4,536	40,922
Close Brothers Group PLC	8,465	154,778
Costain Group PLC	4,428	22,110
Countrywide PLC	12,177	60,629
Crest Nicholson Holdings PLC	13,959	112,865
CVS Group PLC	3,240	36,630
Daily Mail & General Trust PLC Class A NVS	14,985	143,586
Dairy Crest Group PLC	7,560	69,920
Dart Group PLC	5,265	41,338
DCC PLC	4,887	374,686
De La Rue PLC	5,670	35,791
Debenhams PLC	64,152	71,344
Derwent London PLC	5,870	269,698
Devro PLC	9,293	39,415
Dialight PLC[b]	1,782	11,426
Dignity PLC	2,646	87,941
Diploma PLC	6,237	58,967
Domino’s Pizza Group PLC	9,261	129,331
Drax Group PLC	22,608	80,943
DS Smith PLC	52,299	271,299
Dunelm Group PLC	5,022	62,404
Electrocomponents PLC	24,273	71,996
Elementis PLC	25,542	78,006
EnQuest PLC[a,b]	39,758	8,742
Enterprise Inns PLC[a]	27,864	36,363
Entertainment One Ltd.	16,697	35,645
Essentra PLC	14,472	150,679
esure Group PLC	16,180	57,608
Evraz PLC[a]	19,386	17,146
Faroe Petroleum PLC[a,b]	11,610	8,770
Fenner PLC	10,754	16,170
Fevertree Drinks PLC	4,212	39,314
FirstGroup PLC[a]	66,652	87,928
Foxtons Group PLC	13,473	32,251
Galliford Try PLC	4,541	95,655
GAME Digital PLC	5,428	8,065

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Gem Diamonds Ltd.	6,188	$10,358
Genus PLC	3,321	67,695
Globo PLC[a]	16,224	—
Go-Ahead Group PLC	2,241	77,850
Grafton Group PLC	12,258	122,411
Grainger PLC	23,040	75,365
Great Portland Estates PLC	19,018	206,779
Greencore Group PLC	22,556	124,399
Greene King PLC	17,146	214,152
Greggs PLC	5,562	82,211
Gulf Keystone Petroleum Ltd.[a,b]	54,227	9,423
GVC Holdings PLC[b]	3,331	20,601
GW Pharmaceuticals PLC[a,b]	12,915	54,227
Halfords Group PLC	11,178	60,110
Halma PLC	20,850	247,401
Hansteen Holdings PLC	39,690	62,606
Hays PLC	78,640	141,670
Helical Bar PLC	5,697	32,668
Henderson Group PLC	63,761	249,266
Hikma Pharmaceuticals PLC	8,290	237,304
Hiscox Ltd.	15,727	221,303
Hochschild Mining PLC[a]	14,553	9,702
Home Retail Group PLC	43,016	83,412
Homeserve PLC	15,216	87,566
Howden Joinery Group PLC	35,804	254,448
Hunting PLC	6,966	30,261
IG Group Holdings PLC	20,466	212,797
Imagination Technologies Group PLC[a,b]	14,526	27,405
Inchcape PLC	21,870	222,587
Indivior PLC	35,532	76,158
Informa PLC	35,943	324,266
Intermediate Capital Group PLC	16,466	135,938
International Personal Finance PLC	13,314	45,477
Interserve PLC	7,953	52,616
iomart Group PLC	4,752	16,178
ITE Group PLC	14,661	29,011
J D Wetherspoon PLC	4,594	44,117
Jimmy Choo PLC[a]	6,372	12,564
John Laing Group PLC[c]	7,277	21,161
John Menzies PLC	3,267	18,977
John Wood Group PLC	19,872	181,252
Jupiter Fund Management PLC	22,086	130,141
Just Eat PLC[a]	24,506	129,800
Just Retirement Group PLC	10,749	22,566

Security	Shares	Value
Kainos Group PLC	3,078	$9,682
KAZ Minerals PLC[a,b]	14,696	23,921
Kcom Group PLC	28,539	46,960
Keller Group PLC	4,023	46,766
Kier Group PLC	4,972	94,014
Ladbrokes PLC	56,403	101,770
Laird PLC	14,688	73,964
Lancashire Holdings Ltd.	10,951	96,699
LondonMetric Property PLC	32,994	75,772
Lonmin PLC[a,b]	15,384	11,948
Lookers PLC	17,469	39,152
Majestic Wine PLC[a,b]	4,104	20,783
Man Group PLC	89,966	207,505
Marston’s PLC	32,319	72,297
Melrose Industries PLC	7,988	33,687
Michael Page International PLC	16,227	93,522
Micro Focus International PLC	7,190	141,358
Mitchells & Butlers PLC	11,355	46,694
Mitie Group PLC	20,034	80,310
Moneysupermarket.com Group PLC	24,354	116,904
Morgan Advanced Materials PLC	15,687	47,419
Mothercare PLC[a]	8,268	24,571
N Brown Group PLC	8,559	37,710
Nanoco Group PLC[a,b]	10,706	6,834
National Express Group PLC	23,904	102,571
NewRiver Retail Ltd.	12,855	61,451
Northgate PLC	7,479	35,434
Ocado Group PLC[a,b]	26,271	98,418
OneSavings Bank PLC	4,728	20,536
Ophir Energy PLC[a,b]	35,181	44,515
Oxford Instruments PLC	2,981	30,847
P2P Global Investments PLC Class Ca	2,457	32,448
Paragon Group of Companies PLC (The)	16,524	73,974
Partnership Assurance Group PLC	12,015	20,963
Paysafe Group PLC[a]	26,541	150,782
Pennon Group PLC	21,635	271,600
Petra Diamonds Ltd.	29,646	37,217
Pets at Home Group PLC	17,878	65,175
Phoenix Group Holdings	10,751	131,839
Playtech PLC	12,447	135,687
Poundland Group PLC	12,015	24,184
Premier Farnell PLC	20,601	29,442
Premier Foods PLC[a]	41,642	22,003

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Premier Oil PLC[a]	26,991	$7,274
Primary Health Properties PLC	24,111	36,510
Puretech Health PLC[a]	5,967	12,548
PZ Cussons PLC	14,175	53,425
QinetiQ Group PLC	32,484	107,040
Redcentric PLC	7,803	20,449
Redde PLC	15,957	40,630
Redefine International PLC/Isle of Man	57,321	38,622
Redrow PLC	12,291	77,428
Regus PLC	36,114	151,480
Renishaw PLC	2,025	52,049
Rentokil Initial PLC	100,305	222,957
Restaurant Group PLC (The)	11,286	85,329
Rightmove PLC	5,319	300,517
Rotork PLC	47,983	116,457
RPC Group PLC	16,768	178,391
RPS Group PLC	12,349	31,925
SafeCharge International Group Ltd.	3,167	10,872
Safestore Holdings PLC	11,421	55,423
Savills PLC	7,236	77,495
Scapa Group PLC	8,019	22,380
Schroder REIT Ltd.	31,816	26,176
Senior PLC	23,247	72,217
Serco Group PLC[a]	60,654	73,433
Shaftesbury PLC	14,572	173,528
Shanks Group PLC	21,438	26,989
Shawbrook Group PLC[a,c]	5,724	24,334
SIG PLC	30,888	58,887
Sirius Minerals PLC[a]	102,951	18,620
Skyepharma PLC[a]	4,428	24,810
SOCO International PLC	10,976	24,872
Sophos Group PLC[c]	11,097	37,920
Spectris PLC	6,642	149,051
Speedy Hire PLC	29,943	17,414
Spirax-Sarco Engineering PLC	4,060	175,768
Spire Healthcare Group PLC[c]	14,474	66,357
Spirent Communications PLC	33,858	35,540
SSP Group PLC	26,435	107,469
ST Modwen Properties PLC	10,395	57,330
Stagecoach Group PLC	23,814	93,875
Stobart Group Ltd.	16,092	23,397
Stock Spirits Group PLC	11,178	21,088
SuperGroup PLC	2,309	48,180
SVG Capital PLC[a]	8,468	58,954

Security	Shares	Value
Synthomer PLC	14,985	$62,345
TalkTalk Telecom Group PLC[b]	29,112	90,932
Ted Baker PLC	1,566	66,841
Telecom Plus PLC	3,537	50,674
Telford Homes PLC[b]	3,024	15,753
Telit Communications PLC[a,b]	4,866	14,029
Thomas Cook Group PLC[a]	81,247	123,086
Topps Tiles PLC	9,477	18,249
Tritax Big Box REIT PLC	40,323	68,448
TT electronics PLC	9,261	20,953
Tullett Prebon PLC	13,554	64,485
Tullow Oil PLC[a]	50,841	123,754
UBM PLC	24,605	182,189
UDG Healthcare PLC	13,491	100,278
Ultra Electronics Holdings PLC	3,861	104,334
UNITE Group PLC (The)	12,321	112,379
Vectura Group PLC[a]	22,113	52,666
Vedanta Resources PLC[b]	4,471	15,481
Vesuvius PLC	11,988	51,304
Victrex PLC	4,698	103,160
Virgin Money Holdings UK PLC	13,446	60,271
VTTI Energy Partners LP	567	9,044
WH Smith PLC	6,434	168,113
Workspace Group PLC	6,708	76,598
WS Atkins PLC	5,535	112,982
Xaar PLC	4,347	29,567
Xchanging PLC	12,591	33,845
Zeal Network SE	366	13,326
Zoopla Property Group PLC[c]	11,479	34,894

		19,510,308

TOTAL COMMON STOCKS
(Cost: $61,147,216)		55,778,365

PREFERRED STOCKS — 0.62%

GERMANY — 0.53%
Biotest AG	1,166	15,412
Draegerwerk AG & Co. KGaA	432	28,715
Jungheinrich AG	891	70,650
Sartorius AG	491	125,782
Sixt SE	918	33,952
STO SE & Co. KGaA	135	14,790
Villeroy & Boch AG	756	9,988

		299,289

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
ITALY — 0.09%
Buzzi Unicem SpA RSP	2,241	$20,927
Italmobiliare SpA	918	25,796

		46,723

TOTAL PREFERRED STOCKS
(Cost: $309,034)		346,012

WARRANTS — 0.00%

ISRAEL — 0.00%
Tower Semiconductor Ltd. (Expires 06/27/17)[a]	1	2

		2

TOTAL WARRANTS (Cost: $0)		2

SHORT-TERM INVESTMENTS — 7.08%

MONEY MARKET FUNDS — 7.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[e,f,g]	3,774,443	3,774,443
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[e,f,g]	198,652	198,652
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[e,f]	18,214	18,214

		3,991,309

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,991,309)		3,991,309

TOTAL INVESTMENTS IN SECURITIES — 106.65%
(Cost: $65,447,559)		60,115,688
Other Assets, Less Liabilities — (6.65)%		(3,746,190)

NET ASSETS — 100.00%		$56,369,498

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2016

	iShares Currency Hedged MSCI EAFE Minimum Volatility ETF	iShares Currency Hedged MSCI Europe Minimum Volatility ETF	iShares Currency Hedged MSCI Europe Small-Cap ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$3,799,471	$2,834,963	$2,567,786

Total cost of investments	$3,799,471	$2,834,963	$2,567,786

Investments in securities, at fair value (including securities on loana) (Note 1):
Affiliated (Note 2)	$3,664,672	$2,713,771	$2,366,412

Total fair value of investments	3,664,672	2,713,771	2,366,412
Receivables:
Dividends and interest	1	3,262	22,503
Unrealized appreciation on forward currency contracts (Note 1)	107,188	83,870	78,355

Total Assets	3,771,861	2,800,903	2,467,270

LIABILITIES
Payables:
Investment securities purchased	38,231	43,296	38,697
Collateral for securities on loan (Note 1)	—	249,100	—
Due to custodian	—	—	21,413
Unrealized depreciation on forward currency contracts (Note 1)	35,741	21,541	20,698
Investment advisory fees (Note 2)	96	69	73

Total Liabilities	74,068	314,006	80,881

NET ASSETS	$3,697,793	$2,486,897	$2,386,389

Net assets consist of:
Paid-in capital	$3,759,624	$2,510,438	$2,498,200
Undistributed (distributions in excess of) net investment income	(1,089)	3,190	274
Undistributed net realized gain	2,610	32,132	31,632
Net unrealized depreciation	(63,352)	(58,863)	(143,717)

NET ASSETS	$3,697,793	$2,486,897	$2,386,389

Shares outstanding[b]	150,000	100,000	100,000

Net asset value per share	$24.65	$24.87	$23.86

[a]	Securities on loan with values of $ —, $240,938 and $ —, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2016

	iShares MSCI EAFE Minimum Volatility ETF	iShares MSCI Europe Minimum Volatility ETF	iShares MSCI Europe Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,669,444,295	$22,369,393	$61,456,250
Affiliated (Note 2)	27,563,495	5,085	3,991,309

Total cost of investments	$4,697,007,790	$22,374,478	$65,447,559

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,593,932,759	$20,520,800	$56,124,379
Affiliated (Note 2)	27,563,495	5,085	3,991,309

Total fair value of investments	4,621,496,254	20,525,885	60,115,688
Foreign currency, at value[b]	3,506,611	19,025	168,283
Receivables:
Investment securities sold	—	—	308,607
Due from custodian (Note 4)	138,690	—	6,339
Dividends and interest	7,287,828	26,096	44,157
Capital shares sold	617,981	—	—
Tax reclaims	2,015,249	11,581	25,287

Total Assets	4,635,062,613	20,582,587	60,668,361

LIABILITIES
Payables:
Investment securities purchased	138,690	—	307,299
Collateral for securities on loan (Note 1)	24,459,348	—	3,973,095
Investment advisory fees (Note 2)	737,122	4,376	18,469

Total Liabilities	25,335,160	4,376	4,298,863

NET ASSETS	$4,609,727,453	$20,578,211	$56,369,498

Net assets consist of:
Paid-in capital	$4,727,532,683	$22,330,388	$65,841,795
Undistributed (distributions in excess of) net investment income	(11,313)	24,529	(104,302)
Undistributed net realized gain (accumulated net realized loss)	(41,995,103)	73,332	(4,032,388)
Net unrealized depreciation	(75,798,814)	(1,850,038)	(5,335,607)

NET ASSETS	$4,609,727,453	$20,578,211	$56,369,498

Shares outstanding[c]	73,400,000	900,000	1,350,000

Net asset value per share	$62.80	$22.86	$41.76

[a]	Securities on loan with values of $23,275,845, $ — and $3,763,474, respectively. See Note 1.
[b]	Cost of foreign currency: $3,534,603, $19,232 and $169,164, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2016

	iShares Currency Hedged MSCI EAFE Minimum Volatility ETF[a]	iShares Currency Hedged MSCI Europe Minimum Volatility ETF[a]	iShares Currency Hedged MSCI Europe Small-Cap ETF[a]

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	38,598	14,993	23,128
Interest — affiliated (Note 2)	1	1	—
Securities lending income — affiliated — net (Note 2)	—	3,262	—

Total investment income	38,599	18,256	23,128

EXPENSES
Investment advisory fees (Note 2)	3,223	1,778	2,743

Total expenses	3,223	1,778	2,743
Less investment advisory fees waived (Note 2)	(2,952)	(1,564)	(2,513)

Net expenses	271	214	230

Net investment income	38,328	18,042	22,898

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(1,301)	(1,412)	(954)
Foreign currency transactions	3,911	33,544	32,586

Net realized gain	2,610	32,132	31,632

Net change in unrealized appreciation/depreciation on:
Investments	(134,799)	(121,192)	(201,374)
Forward currency contracts	71,447	62,329	57,657

Net change in unrealized appreciation/depreciation	(63,352)	(58,863)	(143,717)

Net realized and unrealized loss	(60,742)	(26,731)	(112,085)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(22,414)	$(8,689)	$(89,187)

[a]	For the period from October 29, 2015 (commencement of operations) to January 31, 2016.

See notes to financial statements.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2016

	iShares MSCI EAFE Minimum Volatility ETF	iShares MSCI Europe Minimum Volatility ETF	iShares MSCI Europe Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$37,101,346	$210,613	$369,863
Interest — affiliated (Note 2)	1,848	7	17
Securities lending income — affiliated — net (Note 2)	153,472	2	61,254

Total investment income	37,256,666	210,622	431,134

EXPENSES
Investment advisory fees (Note 2)	5,703,844	28,943	107,841

Total expenses	5,703,844	28,943	107,841
Less investment advisory fees waived (Note 2)	(2,205,797)	—	—

Net expenses	3,498,047	28,943	107,841

Net investment income	33,758,619	181,679	323,293

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(18,674,815)	(220,479)	(58,335)
In-kind redemptions — unaffiliated	8,750,817	424,442	—
Foreign currency transactions	(591,877)	(9,290)	(10,183)

Net realized gain (loss)	(10,515,875)	194,673	(68,518)

Net change in unrealized appreciation/depreciation on:
Investments	(241,187,968)	(2,013,324)	(6,216,152)
Translation of assets and liabilities in foreign currencies	(236,048)	(1,555)	(3,011)

Net change in unrealized appreciation/depreciation	(241,424,016)	(2,014,879)	(6,219,163)

Net realized and unrealized loss	(251,939,891)	(1,820,206)	(6,287,681)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(218,181,272)	$(1,638,527)	$(5,964,388)

[a]	Net of foreign withholding tax of $2,015,689, $12,517 and $22,653, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Currency Hedged MSCI EAFE Minimum Volatility ETF	iShares Currency Hedged MSCI Europe Minimum Volatility ETF
	Period from October 29, 2015[a] to January 31, 2016 (Unaudited)	Period from October 29, 2015[a] to January 31, 2016 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$38,328	$18,042
Net realized gain	2,610	32,132
Net change in unrealized appreciation/depreciation	(63,352)	(58,863)

Net decrease in net assets resulting from operations	(22,414)	(8,689)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(39,417)	(14,852)

Total distributions to shareholders	(39,417)	(14,852)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,759,624	2,510,438

Net increase in net assets from capital share transactions	3,759,624	2,510,438

INCREASE IN NET ASSETS	3,697,793	2,486,897

NET ASSETS
Beginning of period	—	—

End of period	$3,697,793	$2,486,897

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,089)	$3,190

SHARES ISSUED
Shares sold	150,000	100,000

Net increase in shares outstanding	150,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI Europe Small-Cap ETF	iShares MSCI EAFE Minimum Volatility ETF
	Period from October 29, 2015[a] to January 31, 2016 (Unaudited)	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,898	$33,758,619	$58,316,131
Net realized gain (loss)	31,632	(10,515,875)	36,345,730
Net change in unrealized appreciation/depreciation	(143,717)	(241,424,016)	49,933,043

Net increase (decrease) in net assets resulting from operations	(89,187)	(218,181,272)	144,594,904

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(22,624)	(40,105,386)	(54,957,420)

Total distributions to shareholders	(22,624)	(40,105,386)	(54,957,420)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,498,200	1,913,308,678	1,930,300,049
Cost of shares redeemed	—	(63,031,845)	(249,722,803)

Net increase in net assets from capital share transactions	2,498,200	1,850,276,833	1,680,577,246

INCREASE IN NET ASSETS	2,386,389	1,591,990,175	1,770,214,730

NET ASSETS
Beginning of period	—	3,017,737,278	1,247,522,548

End of period	$2,386,389	$4,609,727,453	$3,017,737,278

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$274	$(11,313)	$6,335,454

SHARES ISSUED AND REDEEMED
Shares sold	100,000	29,700,000	29,300,000
Shares redeemed	—	(1,000,000)	(3,800,000)

Net increase in shares outstanding	100,000	28,700,000	25,500,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Europe Minimum Volatility ETF		iShares MSCI Europe Small-Cap ETF
	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$181,679	$224,282	$323,293	$900,324
Net realized gain (loss)	194,673	(215,185)	(68,518)	556,794
Net change in unrealized appreciation/depreciation	(2,014,879)	249,565	(6,219,163)	712,888

Net increase (decrease) in net assets resulting from operations	(1,638,527)	258,662	(5,964,388)	2,170,006

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(183,153)	(213,213)	(517,048)	(1,050,007)

Total distributions to shareholders	(183,153)	(213,213)	(517,048)	(1,050,007)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	42,345,004	12,226,296	10,954,377	14,281,930
Cost of shares redeemed	(35,993,416)	(1,167,374)	—	(8,961,318)

Net increase in net assets from capital share transactions	6,351,588	11,058,922	10,954,377	5,320,612

INCREASE IN NET ASSETS	4,529,908	11,104,371	4,472,941	6,440,611

NET ASSETS
Beginning of period	16,048,303	4,943,932	51,896,557	45,455,946

End of period	$20,578,211	$16,048,303	$56,369,498	$51,896,557

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$24,529	$26,003	$(104,302)	$89,453

SHARES ISSUED AND REDEEMED
Shares sold	1,750,000	500,000	250,000	300,000
Shares redeemed	(1,500,000)	(50,000)	—	(200,000)

Net increase in shares outstanding	250,000	450,000	250,000	100,000

See notes to financial statements.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Currency Hedged MSCI EAFE Minimum Volatility ETF

Period from Oct. 29, 2015[a] to Jan. 31, 2016 (Unaudited)
Net asset value, beginning of period	$25.01

Income from investment operations:
Net investment income[b]	0.28
Net realized and unrealized loss[c]	(0.38)

Total from investment operations	(0.10)

Less distributions from:
Net investment income	(0.26)

Total distributions	(0.26)

Net asset value, end of period	$24.65

Total return	(0.39)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,698
Ratio of expenses to average net assets[e,f]	0.03%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.38%
Ratio of net investment income to average net assets[e]	4.52%
Portfolio turnover rate[g,h]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See page 48 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Currency Hedged MSCI Europe Minimum Volatility ETF

Period from Oct. 29, 2015[a] to Jan. 31, 2016 (Unaudited)
Net asset value, beginning of period	$25.10

Income from investment operations:
Net investment income[b]	0.18
Net realized and unrealized loss[c]	(0.26)

Total from investment operations	(0.08)

Less distributions from:
Net investment income	(0.15)

Total distributions	(0.15)

Net asset value, end of period	$24.87

Total return	(0.32)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,487
Ratio of expenses to average net assets[e,f]	0.03%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.28%
Ratio of net investment income to average net assets[e]	2.84%
Portfolio turnover rate[g,h]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See page 49 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Currency Hedged MSCI Europe Small-Cap ETF

Period from Oct. 29, 2015[a] to Jan. 31, 2016 (Unaudited)
Net asset value, beginning of period	$24.98

Income from investment operations:
Net investment income[b]	0.23
Net realized and unrealized loss[c]	(1.12)

Total from investment operations	(0.89)

Less distributions from:
Net investment income	(0.23)

Total distributions	(0.23)

Net asset value, end of period	$23.86

Total return	(3.62)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,386
Ratio of expenses to average net assets[e,f]	0.04%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.43%
Ratio of net investment income to average net assets[e]	3.59%
Portfolio turnover rate[g,h]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
c	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See page 50 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Minimum Volatility ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Period from Oct. 18, 2011[a] to Jul. 31, 2012
Net asset value, beginning of period	$67.51	$64.98	$58.54	$51.91	$49.77

Income from investment operations:
Net investment income[b]	0.62	2.13	2.47	1.95	1.38
Net realized and unrealized gain (loss)[c]	(4.66)	2.17	6.12	5.97	1.57

Total from investment operations	(4.04)	4.30	8.59	7.92	2.95

Less distributions from:
Net investment income	(0.67)	(1.77)	(2.15)	(1.29)	(0.81)

Total distributions	(0.67)	(1.77)	(2.15)	(1.29)	(0.81)

Net asset value, end of period	$62.80	$67.51	$64.98	$58.54	$51.91

Total return	(6.00)%[d]	6.80%	14.83%	15.39%	6.02%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,609,727	$3,017,737	$1,247,523	$737,553	$72,672
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[e]	0.33%	0.33%	0.33%	0.34%	0.34%
Ratio of net investment income to average net assets[e]	1.93%	3.26%	3.97%	3.38%	3.49%
Portfolio turnover rate[f]	11%	23%	20%	27%	25%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Europe Minimum Volatility ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Period from Jun. 3, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$24.69	$24.72	$25.06

Income from investment operations:
Net investment income[b]	0.19	0.90	0.08
Net realized and unrealized gain (loss)[c]	(1.88)	(0.26)	(0.42)

Total from investment operations	(1.69)	0.64	(0.34)

Less distributions from:
Net investment income	(0.14)	(0.67)	—

Total distributions	(0.14)	(0.67)	—

Net asset value, end of period	$22.86	$24.69	$24.72

Total return	(6.85)%[d]	2.70%	(1.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,578	$16,048	$4,944
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.57%	3.71%	2.11%
Portfolio turnover rate[f]	18%	25%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Europe Small-Cap ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$47.18	$45.46	$39.13	$31.67	$38.67	$32.68

Income from investment operations:
Net investment income[a]	0.27	1.01	0.88	1.02	0.89	0.85
Net realized and unrealized gain (loss)[b]	(5.28)	1.79	6.46	7.59	(6.71)	6.24

Total from investment operations	(5.01)	2.80	7.34	8.61	(5.82)	7.09

Less distributions from:
Net investment income	(0.41)	(1.08)	(1.01)	(1.15)	(1.18)	(1.10)

Total distributions	(0.41)	(1.08)	(1.01)	(1.15)	(1.18)	(1.10)

Net asset value, end of period	$41.76	$47.18	$45.46	$39.13	$31.67	$38.67

Total return	(10.67)%[c]	6.34%	18.86%	27.59%	(14.93)%	21.80%

Ratios/Supplemental data:
Net assets, end of period (000s)	$56,369	$51,897	$45,456	$39,130	$25,335	$38,668
Ratio of expenses to average net assets[d]	0.40%	0.41%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.20%	2.28%	1.98%	2.77%	2.70%	2.23%
Portfolio turnover rate[e]	9%	65%	18%	24%	25%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2016, the years ended July 31, 2015 and July 31, 2014 were 9%, 65% and 17%, respectively. See Note 4.

See notes to financial statements.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI EAFE Minimum Volatility[a]	Non-diversified
Currency Hedged MSCI Europe Minimum Volatility[a]	Non-diversified
Currency Hedged MSCI Europe Small-Cap[a]	Non-diversified
MSCI EAFE Minimum Volatility	Diversified
MSCI Europe Minimum Volatility	Non-diversified
MSCI Europe Small-Cap	Diversified

[a]	The Fund commenced operations on October, 29 2015.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently each currency hedged fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the currency hedged funds.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Currency Hedged MSCI EAFE Minimum Volatility
Investments:
Assets:
Exchange-Traded Funds	$3,663,252	$—	$—	$3,663,252
Money Market Funds	1,420	—	—	1,420

Total	$3,664,672	$—	$—	$3,664,672

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$107,188	$—	$107,188
Liabilities:
Forward Currency Contracts	—	(35,741)	—	(35,741)

Total	$—	$71,447	$—	$71,447

Currency Hedged MSCI Europe Minimum Volatility
Investments:
Assets:
Exchange-Traded Funds	$2,463,572	$—	$—	$2,463,572
Money Market Funds	250,199	—	—	250,199

Total	$2,713,771	$—	$—	$2,713,771

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$83,870	$—	$83,870
Liabilities:
Forward Currency Contracts	—	(21,541)	—	(21,541)

Total	$—	$62,329	$—	$62,329

Currency Hedged MSCI Europe Small-Cap
Investments:
Assets:
Exchange-Traded Funds	$2,366,412	$—	$—	$2,366,412

Total	$2,366,412	$—	$—	$2,366,412

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$78,355	$—	$78,355
Liabilities:
Forward Currency Contracts	—	(20,698)	—	(20,698)

Total	$—	$57,657	$—	$57,657

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI EAFE Minimum Volatility
Investments:
Assets:
Common Stocks	$4,593,932,759	$—	$—	$4,593,932,759
Money Market Funds	27,563,495	—	—	27,563,495

Total	$4,621,496,254	$—	$—	$4,621,496,254

MSCI Europe Minimum Volatility
Investments:
Assets:
Common Stocks	$20,479,208	$—	$—	$20,479,208
Preferred Stocks	38,085	—	—	38,085
Rights	—	3,507	—	3,507
Money Market Funds	5,085	—	—	5,085

Total	$20,522,378	$3,507	$—	$20,525,885

MSCI Europe Small-Cap
Investments:
Assets:
Common Stocks	$55,671,243	$106,699	$423	$55,778,365
Preferred Stocks	346,012	—	—	346,012
Warrants	2	—	—	2
Money Market Funds	3,991,309	—	—	3,991,309

Total	$60,008,566	$106,699	$423	$60,115,688

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. The iShares Currency Hedged MSCI EAFE Minimum Volatility ETF, iShares Currency Hedged MSCI Europe Minimum Volatility ETF and iShares Currency Hedged MSCI Europe Small-Cap ETF have elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Currency Hedged MSCI Europe Minimum Volatility
JPMorgan Clearing Corp.	$240,938	$240,938	$—

MSCI EAFE Minimum Volatility
Credit Suisse Securities (USA) LLC	$527,859	$527,859	$—
Goldman Sachs & Co.	5,214,318	5,214,318	—
Jefferies LLC	3,130,707	3,130,707	—
JPMorgan Clearing Corp.	458,739	458,739	—
Merrill Lynch, Pierce, Fenner & Smith	5,751,469	5,751,469	—
Morgan Stanley & Co. LLC	6,857,951	6,857,951	—
State Street Bank & Trust Company	222,488	222,488	—
UBS Securities LLC	1,112,314	1,112,314	—

	$23,275,845	$23,275,845	$—

MSCI Europe Small-Cap
Barclays Capital Inc.	$13,476	$13,476	$—
Citigroup Global Markets Inc.	333,274	333,274	—
Credit Suisse Securities (USA) LLC	815,634	815,634	—
Deutsche Bank Securities Inc.	185,578	185,578	—
HSBC Bank PLC	233	233	—
Jefferies LLC	8,372	8,372	—
JPMorgan Clearing Corp.	323,654	323,654	—
Merrill Lynch, Pierce, Fenner & Smith	243,095	243,095	—
Morgan Stanley & Co. LLC	760,213	760,213	—
Nomura Securities International Inc.	27,631	27,631	—
Scotia Capital (USA) Inc.	32,298	32,298	—
SG Americas Securities LLC	15,668	15,668	—
State Street Bank & Trust Company	349,108	349,108	—
UBS Securities LLC	655,240	655,240	—

	$3,763,474	$3,763,474	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Currency Hedged MSCI EAFE Minimum Volatility ETF, BFA is entitled to an annual investment advisory fee of 0.38% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares MSCI EAFE Minimum Volatility ETF (“EFAV”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through November 30, 2017 on assets attributable to the Fund’s investments in EFAV (and those assets used by the Fund to hedge the currencies in which the securities in EFAV are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to EFAV’s net total expense ratio after fee waiver plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI Europe Minimum Volatility ETF, BFA is entitled to an annual investment advisory fee of 0.28% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares MSCI Europe Minimum Volatility ETF (“EUMV”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through November 30, 2017 on assets attributable to the Fund’s investments in EUMV (and those assets used by the Fund to hedge the currencies in which the securities in EUMV are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to EUMV’s net total expense ratio after fee waiver plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI Europe Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.43% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares MSCI Europe Small-Cap ETF (“IEUS”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through November 30, 2017 on assets attributable to the Fund’s investments in IEUS (and those assets used by the Fund to hedge the currencies in which the securities in IEUS are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to IEUS’ net total expense ratio after fee waiver plus 0.03%.

For its investment advisory services to the iShares MSCI EAFE Minimum Volatility ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.350%	First $30 billion
0.320	Over $30 billion, up to and including $60 billion
0.280	Over $60 billion, up to and including $90 billion
0.252	Over $90 billion

The total of the investment advisory fee and any other fund expenses is a fund’s total annual operating expense. For the iShares MSCI EAFE Minimum Volatility ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2016 in order to limit total annual operating expenses after fee waiver to 0.20% of average daily net assets.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Europe Minimum Volatility	0.25%
MSCI Europe Small-Cap	0.40

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Currency Hedged MSCI Europe Minimum Volatility	$841
MSCI EAFE Minimum Volatility	39,909
MSCI Europe Minimum Volatility	0	[a]
MSCI Europe Small-Cap	14,095

[a]	Rounds to less than $1.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cross trades for the six months ended January 31, 2016, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended January 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI EAFE Minimum Volatility
iShares MSCI EAFE Minimum Volatility ETF	—	58,851	(1,162)	57,689	$3,663,252	$38,598	$(1,301)

Currency Hedged MSCI Europe Minimum Volatility
iShares MSCI Europe Minimum Volatility ETF	—	108,935	(2,333)	106,602	$2,463,572	$14,993	$(1,412)

Currency Hedged MSCI Europe Small-Cap
iShares MSCI Europe Small-Cap ETF	—	57,364	(1,341)	56,023	$2,366,412	$23,128	$(954)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI EAFE Minimum Volatility	$133,289	$75,426
Currency Hedged MSCI Europe Minimum Volatility	132,217	55,233
Currency Hedged MSCI Europe Small-Cap	132,827	61,047
MSCI EAFE Minimum Volatility	459,357,719	375,154,273
MSCI Europe Minimum Volatility	4,716,606	4,474,381
MSCI Europe Small-Cap	4,975,727	4,904,918

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI EAFE Minimum Volatility	$3,741,489	$–
Currency Hedged MSCI Europe Minimum Volatility	2,509,192	–
Currency Hedged MSCI Europe Small-Cap	2,496,960	–
MSCI EAFE Minimum Volatility	1,819,395,816	61,034,409
MSCI Europe Minimum Volatility	41,365,767	35,114,794
MSCI Europe Small-Cap	10,619,572	–

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of forward currency contracts held as of January 31, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Currency Hedged MSCI EAFE Minimum Volatility ETF	iShares Currency Hedged MSCI Europe Minimum Volatility ETF	iShares Currency Hedged MSCI Europe Small-Cap ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$107,188	$83,870	$78,355

Liabilities
	iShares Currency Hedged MSCI EAFE Minimum Volatility ETF	iShares Currency Hedged MSCI Europe Minimum Volatility ETF	iShares Currency Hedged MSCI Europe Small-Cap ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$35,741	$21,541	$20,698

The following table shows the realized and unrealized gains (losses) on forward currency contracts held during the six months ended January 31, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Currency Hedged MSCI EAFE Minimum Volatility ETF	iShares Currency Hedged MSCI Europe Minimum Volatility ETF	iShares Currency Hedged MSCI Europe Small-Cap ETF
Forward currency contracts:
Foreign currency transactions	$3,911	$33,544	$32,586

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Net Change in Unrealized Appreciation/Depreciation
	iShares Currency Hedged MSCI EAFE Minimum Volatility ETF	iShares Currency Hedged MSCI Europe Minimum Volatility ETF	iShares Currency Hedged MSCI Europe Small-Cap ETF
Forward currency contracts:
Forward currency contracts	$71,447	$62,329	$57,657

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended January 31, 2016:

	iShares Currency Hedged MSCI EAFE Minimum Volatility ETF	iShares Currency Hedged MSCI Europe Minimum Volatility ETF	iShares Currency Hedged MSCI Europe Small-Cap ETF
Average amounts purchased in U.S. dollars	$1,957,074	$1,303,411	$1,387,577
Average amounts sold in U.S. dollars	$5,023,538	$3,790,499	$3,818,288

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table presents the exposure of the open forward currency contracts that are subject to potential offset in the statements of assets and liabilities as of January 31, 2016:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
iShares Currency Hedged MSCI EAFE Minimum Volatility ETF
Forward currency contracts	$107,188	$(35,741)	$71,447

iShares Currency Hedged MSCI Europe Minimum Volatility ETF
Forward currency contracts	$83,870	$(21,541)	$62,329

iShares Currency Hedged MSCI Europe Small-Cap ETF
Forward currency contracts	$78,355	$(20,698)	$57,657

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
iShares Currency Hedged MSCI EAFE Minimum Volatility ETF
Forward currency contracts	$35,741	$(35,741)	$—

iShares Currency Hedged MSCI Europe Minimum Volatility ETF
Forward currency contracts	$21,541	$(21,541)	$—

iShares Currency Hedged MSCI Europe Small-Cap ETF
Forward currency contracts	$20,698	$(20,698)	$—

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

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iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets, with the iShares Currency Hedged MSCI EAFE Minimum Volatility ETF, iShares Currency Hedged MSCI Europe Minimum Volatility ETF and iShares Currency Hedged MSCI Europe Small-Cap ETF investing indirectly, in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the

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gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring[a]	Expiring 2017	Expiring 2018	Total
MSCI EAFE Minimum Volatility	$8,122,687	$—	$—	$8,122,687
MSCI Europe Minimum Volatility	3,099	—	—	3,099
MSCI Europe Small-Cap	1,391,877	373,813	1,478,690	3,244,380

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI EAFE Minimum Volatility	$3,799,471	$—	$(134,799)	$(134,799)
Currency Hedged MSCI Europe Minimum Volatility	2,834,963	—	(121,192)	(121,192)
Currency Hedged MSCI Europe Small-Cap	2,567,786	—	(201,374)	(201,374)
MSCI EAFE Minimum Volatility	4,717,930,204	170,593,276	(267,027,226)	(96,433,950)
MSCI Europe Minimum Volatility	22,408,672	133,079	(2,015,866)	(1,882,787)
MSCI Europe Small-Cap	65,905,717	4,058,915	(9,848,944)	(5,790,029)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	65

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Currency Hedged MSCI EAFE Minimum Volatility ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on September 16-17, 2015, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance

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matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether, in the future, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that to the extent that the Fund invests in the unhedged iShares MSCI EAFE Minimum Volatility ETF (“EFAV”), Fund shareholders would benefit from breakpoints in EFAV’s investment advisory fee rate as the assets of EFAV, on an aggregated basis with the assets of other iShares funds, increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to

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the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

II. iShares Currency Hedged MSCI Europe Minimum Volatility ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on September 16-17, 2015, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds

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Contract (Continued)

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(including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether, in the future, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund

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did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

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III. iShares Currency Hedged MSCI Europe Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on September 16-17, 2015, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance

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matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether, in the future, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure and the Fund expenses to be borne by BFA

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	73

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total per Share
Currency Hedged MSCI EAFE Minimum Volatility	$0.256305	$—	$0.006475	$0.262780	98%	—%	2%	100%
MSCI EAFE Minimum Volatility	0.579747	—	0.089792	0.669539	87	—	13	100
MSCI Europe Minimum Volatility	0.140887	—	—	0.140887	100	—	—	100
MSCI Europe Small-Cap	0.367681	—	0.045957	0.413638	89	—	11	100

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-713-0116

JANUARY 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares China Large-Cap ETF | FXI | NYSE Arca

Fund Performance Overview

iSHARES® CHINA LARGE-CAP ETF

Performance as of January 31, 2016

The iShares China Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization Chinese equities that trade on the Hong Kong Stock Exchange, as represented by the FTSE China 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -21.92%, net of fees, while the total return for the Index was -21.69%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(23.92)%	(22.33)%	(23.47)%	(23.92)%	(22.33)%	(23.47)%
5 Years	(3.64)%	(3.56)%	(2.95)%	(16.93)%	(16.58)%	(13.91)%
10 Years	5.03%	4.80%	5.65%	63.35%	59.89%	73.26%

Index performance beginning on February 10, 2012 reflects net returns where dividends are reinvested into the Index net of withholding tax. Performance before this date reflects dividends being reinvested at gross.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$780.80	$3.31	$1,000.00	$1,021.40	$3.76	0.74%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	52.44%
Telecommunication Services	12.73
Energy	12.42
Information Technology	9.77
Industrials	6.93
Consumer Discretionary	1.85
Consumer Staples	1.65
Utilities	1.62
Materials	0.59

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/16

Security	Percentage of Total Investments*

Tencent Holdings Ltd.	9.77%
China Mobile Ltd.	9.23
China Construction Bank Corp. Class H	8.76
Industrial & Commercial Bank of China Ltd. Class H	6.30
Bank of China Ltd. Class H	5.28
Ping An Insurance Group Co. of China Ltd. Class H	4.25
CNOOC Ltd.	3.95
China Life Insurance Co. Ltd. Class H	3.60
China Petroleum & Chemical Corp. Class H	3.60
PetroChina Co. Ltd. Class H	3.26

TOTAL	58.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2015 and held through January 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.91%

AIRLINES — 0.30%
Air China Ltd. Class H	21,482,000	$13,745,654

		13,745,654
AUTOMOBILES — 1.85%
Byd Co. Ltd. Class Ha,b	8,075,000	36,521,326
Great Wall Motor Co. Ltd. Class H	36,470,000	27,693,930
Guangzhou Automobile Group Co. Ltd. Class H	26,042,000	21,782,948

		85,998,204
BANKS — 29.05%
Agricultural Bank of China Ltd. Class H	303,819,000	107,351,709
Bank of China Ltd. Class H	627,742,000	245,197,541
Bank of Communications Co. Ltd. Class H	94,750,200	57,340,620
China CITIC Bank Corp. Ltd. Class Hb	89,308,000	51,866,882
China Construction Bank Corp. Class H	668,987,320	406,574,715
China Everbright Bank Co. Ltd. Class H	38,797,000	18,095,313
China Merchants Bank Co. Ltd. Class H	54,019,438	103,557,182
China Minsheng Banking Corp. Ltd. Class H	76,690,000	67,399,423
Industrial & Commercial Bank of China Ltd. Class H	564,799,995	292,456,360

		1,349,839,745
CAPITAL MARKETS — 4.43%
China Cinda Asset Management Co. Ltd. Class H	106,656,000	33,163,625
CITIC Securities Co. Ltd. Class H	26,809,500	51,394,764
GF Securities Co. Ltd.[a,b]	18,222,000	36,430,655
Haitong Securities Co. Ltd. Class H	40,119,200	60,105,215
Huatai Securities Co. Ltd.[b,c]	13,350,400	24,975,661

		206,069,920
CONSTRUCTION & ENGINEERING — 2.31%
China Communications Construction Co. Ltd. Class H	52,096,000	45,584,042
China Railway Construction Corp. Ltd. Class H	22,233,000	21,910,625

Security	Shares	Value
China Railway Group Ltd. Class H	45,050,000	$32,067,559
Metallurgical Corp. of China Ltd. Class H	33,782,000	7,769,619

		107,331,845
CONSTRUCTION MATERIALS — 0.59%
Anhui Conch Cement Co. Ltd. Class H	14,068,500	27,403,645

		27,403,645
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.50%
China Telecom Corp. Ltd. Class H	190,462,000	88,343,964
China Unicom Hong Kong Ltd.	67,636,000	74,302,833

		162,646,797
ELECTRICAL EQUIPMENT — 0.31%
Shanghai Electric Group Co. Ltd. Class Ha	33,238,000	14,520,285

		14,520,285
ENERGY EQUIPMENT & SERVICES — 0.12%
Sinopec Oilfield Service Corp.[a,b]	24,710,000	5,397,380

		5,397,380
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.62%
CGN Power Co. Ltd. Class Hc	117,646,000	34,464,609
Huaneng Power International Inc. Class H	49,786,000	40,620,222

		75,084,831
INDUSTRIAL CONGLOMERATES — 3.05%
CITIC Ltd.	75,306,000	105,854,236
Fosun International Ltd.[a]	27,355,000	35,921,044

		141,775,280
INSURANCE — 12.86%
China Life Insurance Co. Ltd. Class H	69,279,000	167,170,075
China Pacific Insurance Group Co. Ltd. Class H	30,369,600	106,527,825
New China Life Insurance Co. Ltd. Class H	9,465,000	32,105,977
People’s Insurance Co. Group of China Ltd. (The) Class H	74,875,000	29,727,381
PICC Property & Casualty Co. Ltd. Class H	38,387,700	64,811,011
Ping An Insurance Group Co. of China Ltd. Class H	43,886,000	197,076,354

		597,418,623

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

January 31, 2016

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 9.76%
Tencent Holdings Ltd.	24,351,600	$453,374,643

		453,374,643
MACHINERY — 0.95%
CRRC Corp. Ltd. Class Ha	47,836,450	44,131,097

		44,131,097
OIL, GAS & CONSUMABLE FUELS — 12.29%
China Coal Energy Co. Ltd. Class Ha	28,509,000	9,633,832
China Petroleum & Chemical Corp. Class H	300,208,600	167,021,495
China Shenhua Energy Co. Ltd. Class H	39,989,000	59,704,630
CNOOC Ltd.	181,061,000	183,321,107
PetroChina Co. Ltd. Class H	248,264,000	151,519,559

		571,200,623
PERSONAL PRODUCTS — 1.65%
Hengan International Group Co. Ltd.[a]	8,609,000	76,545,584

		76,545,584
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.05%
China Overseas Land & Investment Ltd.	45,258,000	130,258,093
China Resources Land Ltd.	31,817,333	77,429,256
China Vanke Co. Ltd. Class Ha	15,587,800	35,249,977
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	7,990,500	38,141,179

		281,078,505
WIRELESS TELECOMMUNICATION SERVICES — 9.22%
China Mobile Ltd.	38,910,000	428,453,202

		428,453,202

TOTAL COMMON STOCKS
(Cost: $5,893,843,999)		4,642,015,863

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.05%

MONEY MARKET FUNDS — 3.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[d,e,f]	134,172,517	$134,172,517
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[d,e,f]	7,061,602	7,061,602
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[d,e]	472,223	472,223

		141,706,342

TOTAL SHORT-TERM INVESTMENTS
(Cost: $141,706,342)		141,706,342

TOTAL INVESTMENTS IN SECURITIES — 102.96%
(Cost: $6,035,550,341)		4,783,722,205
Other Assets, Less Liabilities — (2.96)%		(137,728,956)

NET ASSETS — 100.00%		$4,645,993,249

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of January 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
H-Shares Index	60	Feb. 2016	Hong Kong Futures	$3,195,102	$47,490

See notes to financial statements.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

January 31, 2016

ASSETS
Investments, at cost:
Unaffiliated	$5,893,843,999
Affiliated (Note 2)	141,706,342

Total cost of investments	$6,035,550,341

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,642,015,863
Affiliated (Note 2)	141,706,342

Total fair value of investments	4,783,722,205
Foreign currency, at value[b]	5,872,658
Foreign currency pledged to broker, at value[b]	319,549
Receivables:
Interest	215,274
Futures variation margin	81,298

Total Assets	4,790,210,984

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	141,234,119
Investment advisory fees (Note 2)	2,983,616

Total Liabilities	144,217,735

NET ASSETS	$4,645,993,249

Net assets consist of:
Paid-in capital	$8,003,122,191
Distributions in excess of net investment income	(3,680,883)
Accumulated net realized loss	(2,101,642,937)
Net unrealized depreciation	(1,251,805,122)

NET ASSETS	$4,645,993,249

Shares outstanding[c]	149,550,000

Net asset value per share	$31.07

[a]	Securities on loan with a value of $132,400,914. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: $6,216,683.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Operations (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

Six months ended January 31, 2016

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$25,694,410
Interest — affiliated (Note 2)	3,585
Securities lending income — affiliated — net (Note 2)	1,399,904

Total investment income	27,097,899

EXPENSES
Investment advisory fees (Note 2)	21,228,196

Total expenses	21,228,196

Net investment income	5,869,703

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(289,235,147)
In-kind redemptions — unaffiliated	39,042,981
Futures contracts	(8,029,518)
Foreign currency transactions	(13,399)

Net realized loss	(258,235,083)

Net change in unrealized appreciation/depreciation on:
Investments	(1,118,836,230)
Futures contracts	4,459,489
Translation of assets and liabilities in foreign currencies	(18,870)

Net change in unrealized appreciation/depreciation	(1,114,395,611)

Net realized and unrealized loss	(1,372,630,694)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,366,760,991)

[a]	Net of foreign withholding tax of $2,630,028.

See notes to financial statements.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® CHINA LARGE-CAP ETF

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,869,703	$161,941,418
Net realized loss	(258,235,083)	(152,764,933)
Net change in unrealized appreciation/depreciation	(1,114,395,611)	(244,520,775)

Net decrease in net assets resulting from operations	(1,366,760,991)	(235,344,290)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(116,559,633)	(114,456,604)

Total distributions to shareholders	(116,559,633)	(114,456,604)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,224,758	2,443,292,637
Cost of shares redeemed	(475,564,408)	(925,150,027)

Net increase (decrease) in net assets from capital share transactions	(464,339,650)	1,518,142,610

INCREASE (DECREASE) IN NET ASSETS	(1,947,660,274)	1,168,341,716

NET ASSETS
Beginning of period	6,593,653,523	5,425,311,807

End of period	$4,645,993,249	$6,593,653,523

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,680,883)	$107,009,047

SHARES ISSUED AND REDEEMED
Shares sold	300,000	52,200,000
Shares redeemed	(12,900,000)	(22,200,000)

Net increase (decrease) in shares outstanding	(12,600,000)	30,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights

iSHARES® CHINA LARGE-CAP ETF

(For a share outstanding throughout each period)

	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$40.66	$41.05	$34.46	$34.43	$42.12	$40.98

Income from investment operations:
Net investment income[a]	0.04	1.10	0.98	0.88	0.89	0.66
Net realized and unrealized gain (loss)[b]	(8.86)	(0.73)	6.32	0.08	(7.65)	1.33

Total from investment operations	(8.82)	0.37	7.30	0.96	(6.76)	1.99

Less distributions from:
Net investment income	(0.77)	(0.76)	(0.71)	(0.93)	(0.93)	(0.85)

Total distributions	(0.77)	(0.76)	(0.71)	(0.93)	(0.93)	(0.85)

Net asset value, end of period	$31.07	$40.66	$41.05	$34.46	$34.43	$42.12

Total return	(21.92)%[c]	0.82%	21.42%	3.01%	(16.02)%	4.93%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,645,993	$6,593,654	$5,425,312	$5,137,743	$4,668,277	$6,767,313
Ratio of expenses to average net assets[d]	0.74%	0.73%	0.74%	0.73%	0.74%	0.72%
Ratio of net investment income to average net assets[d]	0.20%	2.53%	2.68%	2.38%	2.46%	1.53%
Portfolio turnover rate[e]	8%	36%	17%	31%	21%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
China Large-Cap	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of January 31, 2016, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

authorities as of January 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2016, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of January 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2016 and the total value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2016:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Barclays Capital Inc.	$356,181	$356,181	$—
Citigroup Global Markets Inc.	12,391,559	12,391,559	—
Credit Suisse Securities (USA) LLC	21,950,025	21,950,025	—
Deutsche Bank Securities Inc.	67,266	67,266	—
Goldman Sachs & Co.	21,020,086	21,020,086	—
HSBC Bank PLC	690,537	690,537	—
Merrill Lynch, Pierce, Fenner & Smith	23,526,136	23,526,136	—
Morgan Stanley & Co. LLC	51,004,092	51,004,092	—
State Street Bank & Trust Company	12,366	12,366	—
UBS Securities LLC	1,382,666	1,382,666	—

	$132,400,914	$132,400,914	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $6 billion
0.67	Over $6 billion, up to and including $9 billion
0.60	Over $9 billion, up to and including $12 billion
0.54	Over $12 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2016, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $336,970.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trades for the six months ended January 31, 2016, if any, were executed by the Fund pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2016, were $476,871,689 and $521,660,070, respectively.

In-kind purchases and sales (see Note 4) for the six months ended January 31, 2016, were $11,057,470 and $469,026,080, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

The Fund may purchase or sell futures contracts in an effort to help the Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Fund as of January 31, 2016 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin / Net assets consist of — net unrealized depreciation	$47,490[a]

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Fund during the six months ended January 31, 2016 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$(8,029,518)	$4,459,489

The following table shows the average quarter-end balances of open futures contracts for the Fund for the six months ended January 31, 2016:

Average value of contracts purchased	$31,175,895

6.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy;

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The Fund invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2015, the Fund’s fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
$1,179,761,047	$451,243	$58,367,595	$185,123,529	$160,211,209	$1,583,914,623

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

As of January 31, 2016, the cost of investments for federal income tax purposes was $6,204,295,313. Net unrealized depreciation was $1,420,573,108, of which $257,541,808 represented gross unrealized appreciation on securities and $1,678,114,916 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	21

Supplemental Information (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.774740	$—	$—	$0.774740	100%	—%	—%	100%

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Fund is distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Fund is not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-708-0116

JANUARY 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI Asia ex Japan Minimum Volatility ETF | AXJV | NYSE Arca
➢	iShares MSCI Japan Minimum Volatility ETF | JPMV | NYSE Arca
➢	iShares MSCI USA Minimum Volatility ETF | USMV | NYSE Arca

Fund Performance Overview

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

Performance as of January 31, 2016

The iShares MSCI Asia ex Japan Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities (excluding Japan) that, in the aggregate, have lower volatility characteristics relative to the broader Asian equity markets (excluding Japan), as represented by the MSCI AC Asia ex Japan Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -13.01%, net of fees, while the total return for the Index was -13.16%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(13.88)%	(13.04)%	(14.45)%	(13.88)%	(13.04)%	(14.45)%
Since Inception	(5.98)%	(6.35)%	(6.03)%	(9.77)%	(10.35)%	(9.79)%

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$869.90	$1.65	$1,000.00	$1,023.40	$1.78	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	27.54%
Information Technology	18.34
Telecommunication Services	12.31
Industrials	11.27
Utilities	9.56
Consumer Staples	8.45
Health Care	6.68
Consumer Discretionary	5.44
Energy	0.41

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

China	22.82%
Taiwan	19.44
South Korea	13.18
Hong Kong	12.25
Malaysia	8.81
Singapore	8.57
India	5.41
Philippines	5.13
Thailand	2.85
Indonesia	1.54

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

Performance as of January 31, 2016

The iShares MSCI Japan Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities that, in the aggregate, have lower volatility characteristics relative to the broader Japanese equity markets, as represented by the MSCI Japan Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -5.14%, net of fees, while the total return for the Index was -5.11%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.02%	7.77%	5.25%	5.02%	7.77%	5.25%
Since Inception	5.98%	6.97%	6.07%	10.16%	11.89%	10.27%

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$948.60	$1.47	$1,000.00	$1,023.60	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Industrials	19.64%
Consumer Discretionary	17.45
Financials	14.18
Consumer Staples	13.45
Health Care	12.71
Information Technology	8.16
Utilities	5.19
Telecommunication Services	4.83
Materials	3.12
Energy	1.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/16

Security	Percentage of Total Investments*

NTT DOCOMO Inc.	1.68%
Nippon Telegraph & Telephone Corp.	1.67
Kao Corp.	1.55
Toyota Motor Corp.	1.52
Secom Co. Ltd.	1.51
Suntory Beverage & Food Ltd.	1.50
East Japan Railway Co.	1.49
Takeda Pharmaceutical Co. Ltd.	1.48
Canon Inc.	1.46
Nissan Motor Co. Ltd.	1.46

TOTAL	15.32%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

Performance as of January 31, 2016

The iShares MSCI USA Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market, as represented by the MSCI USA Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -0.50%, net of fees, while the total return for the Index was -0.46%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.53%	4.40%	4.68%	4.53%	4.40%	4.68%
Since Inception	14.30%	14.28%	14.50%	77.46%	77.32%	78.61%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$995.00	$0.75	$1,000.00	$1,024.40	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	21.08%
Health Care	18.94
Consumer Staples	15.06
Information Technology	14.97
Consumer Discretionary	8.75
Utilities	8.63
Industrials	4.48
Telecommunication Services	4.06
Materials	2.05
Energy	1.98

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/16

Security	Percentage of Total Investments*

McDonald’s Corp.	1.68%
Public Storage	1.67
AT&T Inc.	1.64
Procter & Gamble Co. (The)	1.59
Johnson & Johnson	1.56
Verizon Communications Inc.	1.55
PepsiCo Inc.	1.50
Automatic Data Processing Inc.	1.43
General Mills Inc.	1.39
Southern Co. (The)	1.39

TOTAL	15.40%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2015 and held through January 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.41%

CHINA — 22.74%
58.com Inc. ADR[a]	66	$3,703
AAC Technologies Holdings Inc.	3,000	19,080
Agricultural Bank of China Ltd. Class H	102,000	36,041
Alibaba Group Holding Ltd. ADR[a,b]	38	2,547
Anta Sports Products Ltd.	6,000	14,385
Bank of China Ltd. Class H	106,000	41,404
Bank of Communications Co. Ltd. Class H	12,000	7,262
Beijing Capital International Airport Co. Ltd. Class H	16,000	14,391
Beijing Enterprises Holdings Ltd.	4,000	19,839
Beijing Enterprises Water Group Ltd.	16,000	7,874
China Construction Bank Corp. Class H	50,000	30,387
China Everbright Bank Co. Ltd. Class H	36,000	16,791
China Huishan Dairy Holdings Co. Ltd.[b]	16,000	6,024
China Life Insurance Co. Ltd. Class H	2,000	4,826
China Medical System Holdings Ltd.	10,000	11,615
China Mengniu Dairy Co. Ltd.	16,000	22,079
China Merchants Holdings International Co. Ltd.	4,000	10,921
China Minsheng Banking Corp. Ltd. Class H	5,300	4,658
China Mobile Ltd.	5,000	55,057
China Pacific Insurance Group Co. Ltd. Class H	800	2,806
China Petroleum & Chemical Corp. Class H	32,000	17,803
China Resources Beer Holdings Co. Ltd.	8,000	12,705
China Resources Gas Group Ltd.	4,000	9,899
China Resources Power Holdings Co. Ltd.	8,000	13,445
CITIC Ltd.	26,000	36,547
COSCO Pacific Ltd.	8,000	9,025
CSPC Pharmaceutical Group Ltd.	20,000	16,806
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	1,400	6,683
Guangdong Investment Ltd.	36,000	45,701
Haier Electronics Group Co. Ltd.	4,000	7,021
Hanergy Thin Film Power Group Ltd.[a,b]	31,000	—
Hengan International Group Co. Ltd.	4,000	35,565
Huaneng Power International Inc. Class H	4,000	3,264

Security	Shares	Value
Industrial & Commercial Bank of China Ltd. Class H	60,000	$31,068
Jiangsu Expressway Co. Ltd. Class H	28,000	33,422
Lenovo Group Ltd.	32,000	28,288
Luye Pharma Group Ltd.[a]	17,000	13,979
Netease Inc.	140	21,860
New World China Land Ltd.	12,000	11,579
Semiconductor Manufacturing International Corp.[a]	132,000	11,363
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	5,098
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	9,000	17,230
Shenzhou International Group Holdings Ltd.	8,000	42,761
Sihuan Pharmaceutical Holdings Group Ltd.[a]	14,000	1,799
Sino Biopharmaceutical Ltd.	36,000	24,515
Sinopharm Group Co. Ltd. Class H	2,400	8,419
Sun Art Retail Group Ltd.	51,000	28,571
TAL Education Group Class A ADR[a,b]	392	18,804
Tencent Holdings Ltd.	3,000	55,854
Tingyi Cayman Islands Holding Corp.	8,000	9,046
TravelSky Technology Ltd. Class H	4,000	6,054
Tsingtao Brewery Co. Ltd. Class H	4,000	14,159
Want Want China Holdings Ltd.	18,000	11,749
YY Inc. ADR[a]	104	6,043
Zhejiang Expressway Co. Ltd. Class H	40,000	34,743
ZTE Corp. Class H	7,640	13,723

		996,281
HONG KONG — 12.21%
AIA Group Ltd.	5,200	28,630
ASM Pacific Technology Ltd.	400	2,883
Bank of East Asia Ltd. (The)[b]	4,400	12,805
BOC Hong Kong Holdings Ltd.	4,000	10,536
Cathay Pacific Airways Ltd.	4,000	6,260
Cheung Kong Infrastructure Holdings Ltd.	8,000	74,831
CLP Holdings Ltd.	9,000	75,281
Hang Seng Bank Ltd.	3,800	62,741
HKT Trust & HKT Ltd.	14,160	18,594
Hong Kong & China Gas Co. Ltd.	31,680	55,440
Link REIT	1,000	5,698
MTR Corp. Ltd.	16,000	72,159
Power Assets Holdings Ltd.	7,000	63,589

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
Swire Pacific Ltd. Class A	4,000	$38,546
Yue Yuen Industrial Holdings Ltd.	2,000	6,874

		534,867
INDIA — 5.39%
Dr. Reddy’s Laboratories Ltd. ADR	1,846	82,941
Infosys Ltd. ADR	3,976	71,210
Wipro Ltd. ADR[b]	6,980	81,806

		235,957
INDONESIA — 1.53%
Bank Central Asia Tbk PT	37,200	35,377
Kalbe Farma Tbk PT	44,200	4,284
Telekomunikasi Indonesia Persero Tbk PT	27,600	6,692
Unilever Indonesia Tbk PT	7,800	20,781

		67,134
MALAYSIA — 8.78%
Axiata Group Bhd	28,000	37,805
DiGi.Com Bhd	13,200	15,503
Hong Leong Bank Bhd	18,800	59,183
IHH Healthcare Bhd	41,000	64,732
Malayan Banking Bhd	27,400	56,581
Maxis Bhd	31,800	43,778
Petronas Gas Bhd	2,600	14,317
Public Bank Bhd	12,800	56,683
Sime Darby Bhd	1,400	2,719
Telekom Malaysia Bhd	13,800	21,588
Tenaga Nasional Bhd	3,600	11,783

		384,672
PHILIPPINES — 5.11%
Aboitiz Equity Ventures Inc.	5,800	7,121
Aboitiz Power Corp.	24,400	21,302
Ayala Corp.	120	1,711
Bank of the Philippine Islands	24,800	45,618
BDO Unibank Inc.	22,220	47,564
International Container Terminal Services Inc.	12,460	15,899
Jollibee Foods Corp.	8,340	35,915
Metro Pacific Investments Corp.	24,000	2,770
Metropolitan Bank & Trust Co.	7,364	10,973
Philippine Long Distance Telephone Co.	440	20,500
Universal Robina Corp.	3,560	14,419

		223,792
SINGAPORE — 8.54%
CapitaLand Mall Trust[b]	12,600	17,617

Security	Shares	Value
ComfortDelGro Corp. Ltd.[b]	11,200	$22,269
DBS Group Holdings Ltd.[b]	3,800	37,538
Hutchison Port Holdings Trust	12,000	5,700
Oversea-Chinese Banking Corp. Ltd.[b]	10,000	55,645
Singapore Airlines Ltd.	9,600	74,396
Singapore Technologies Engineering Ltd.	6,000	12,099
Singapore Telecommunications Ltd.	22,000	54,254
StarHub Ltd.[b]	22,000	52,245
United Overseas Bank Ltd.[b]	1,400	17,794
Wilmar International Ltd.	12,200	24,429

		373,986
SOUTH KOREA — 12.90%
AmorePacific Corp.[a]	40	13,529
AmorePacific Group[a]	140	17,341
Cheil Worldwide Inc.	298	5,617
CJ CheilJedang Corp.[a]	28	9,611
Coway Co. Ltd.[a]	66	5,367
Dongbu Insurance Co. Ltd.[a]	674	38,228
E-MART Inc.	54	7,387
Hanwha Life Insurance Co. Ltd.[a]	1,614	9,329
Hyundai Department Store Co. Ltd.[a]	30	3,203
Hyundai Marine & Fire Insurance Co. Ltd.[a]	1,196	32,272
Hyundai Mobis Co. Ltd.[a]	46	9,918
Kakao Corp.[a]	80	7,293
Kangwon Land Inc.[a]	1,540	52,922
KEPCO Plant Service & Engineering Co. Ltd.[a]	246	20,416
Kia Motors Corp.	434	16,344
Korea Electric Power Corp.[a]	468	20,533
KT Corp.	234	5,319
KT&G Corp.	558	48,172
LG Display Co. Ltd.	162	2,959
Lotte Shopping Co. Ltd.[a]	66	13,047
NAVER Corp.	22	11,524
NCsoft Corp.	24	4,694
Orion Corp./Republic of Korea[a]	6	5,155
S-1 Corp.	368	31,309
Samsung Electronics Co. Ltd.	8	7,674
Samsung Fire & Marine Insurance Co. Ltd.	178	44,244
Samsung Life Insurance Co. Ltd.	516	47,343
Samsung SDS Co. Ltd.	20	3,695
SK Holdings Co. Ltd.[a]	40	7,874

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
SK Hynix Inc.	524	$11,932
SK Telecom Co. Ltd.	128	22,314
Yuhan Corp.[a]	103	28,609

		565,174
TAIWAN — 19.37%
Advanced Semiconductor Engineering Inc.	32,000	34,076
Advantech Co. Ltd.	2,596	15,808
Asustek Computer Inc.	4,000	32,576
Chang Hwa Commercial Bank Ltd.	48,021	23,984
Chicony Electronics Co. Ltd.	10,080	20,712
China Airlines Ltd.[a]	24,000	8,171
Chunghwa Telecom Co. Ltd.	26,000	79,940
Delta Electronics Inc.	4,000	16,978
EVA Airways Corp.[a]	4,589	2,416
Far EasTone Telecommunications Co. Ltd.	22,000	45,336
First Financial Holding Co. Ltd.	98,530	45,072
Formosa Taffeta Co. Ltd.	6,000	5,309
Foxconn Technology Co. Ltd.	14,847	28,814
Hon Hai Precision Industry Co. Ltd.	16,804	39,417
HTC Corp.	2,000	4,703
Hua Nan Financial Holdings Co. Ltd.	127,949	57,570
Lite-On Technology Corp.	30,310	31,731
MediaTek Inc.	2,000	13,048
Mega Financial Holding Co. Ltd.	22,000	14,221
Novatek Microelectronics Corp.	2,000	8,249
President Chain Store Corp.	4,000	26,397
Quanta Computer Inc.	4,000	6,395
Simplo Technology Co. Ltd.	2,000	6,089
Standard Foods Corp.	7,194	17,220
Synnex Technology International Corp.	22,000	20,622
Taiwan Business Bank[a]	55,796	13,507
Taiwan Cooperative Financial Holding Co. Ltd.	166,527	69,183
Taiwan Mobile Co. Ltd.	16,000	47,946
Taiwan Semiconductor Manufacturing Co. Ltd.	16,000	68,152
Transcend Information Inc.	6,000	15,964
Uni-President Enterprises Corp.	2,329	3,856
United Microelectronics Corp.	34,000	13,003
WPG Holdings Ltd.	8,000	7,739
Zhen Ding Technology Holding Ltd.	2,000	4,344

		848,548

Security	Shares	Value
THAILAND — 2.84%
Advanced Info Service PCL NVDR	2,200	$10,405
Bangkok Bank PCL Foreign	2,200	9,451
Bangkok Dusit Medical Services PCL NVDR	18,800	11,575
BTS Group Holdings PCL NVDR	194,400	44,339
CP ALL PCL NVDR	18,000	20,528
Delta Electronics Thailand PCL NVDR	12,600	27,945

		124,243

TOTAL COMMON STOCKS
(Cost: $5,142,028)		4,354,654

PREFERRED STOCKS — 0.23%

SOUTH KOREA — 0.23%
Samsung Electronics Co. Ltd.	12	9,999

		9,999

TOTAL PREFERRED STOCKS
(Cost: $12,490)		9,999

SHORT-TERM INVESTMENTS — 6.54%

MONEY MARKET FUNDS — 6.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[d,e,f]	271,550	271,550
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[d,e,f]	14,292	14,292
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[d,e]	797	797

		286,639

TOTAL SHORT-TERM INVESTMENTS
(Cost: $286,639)		286,639

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

January 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 106.18%
(Cost: $5,441,157)	$4,651,292
Other Assets, Less Liabilities — (6.18)%	(270,615)

NET ASSETS — 100.00%	$4,380,677

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.68%

AIR FREIGHT & LOGISTICS — 0.59%
Yamato Holdings Co. Ltd.	6,000	$129,724

		129,724
AIRLINES — 2.40%
ANA Holdings Inc.	80,000	231,941
Japan Airlines Co. Ltd.	8,000	295,775

		527,716
AUTO COMPONENTS — 3.81%
Aisin Seiki Co. Ltd.	1,200	50,056
Bridgestone Corp.	8,800	315,176
Denso Corp.	4,800	204,584
Sumitomo Electric Industries Ltd.	10,400	134,311
Sumitomo Rubber Industries Ltd.	3,200	39,992
Toyota Industries Corp.	1,900	93,380

		837,499
AUTOMOBILES — 5.85%
Daihatsu Motor Co. Ltd.	8,000	122,909
Fuji Heavy Industries Ltd.	4,000	160,443
Honda Motor Co. Ltd.	10,000	275,968
Isuzu Motors Ltd.	1,200	11,914
Mitsubishi Motors Corp.	7,600	60,391
Nissan Motor Co. Ltd.	32,800	319,696
Toyota Motor Corp.	5,600	333,044

		1,284,365
BANKS — 5.94%
Aozora Bank Ltd.	60,000	198,736
Bank of Yokohama Ltd. (The)	16,000	83,948
Chiba Bank Ltd. (The)	8,000	48,701
Chugoku Bank Ltd. (The)	800	9,370
Gunma Bank Ltd. (The)	4,000	21,807
Mitsubishi UFJ Financial Group Inc.	30,400	153,023
Mizuho Financial Group Inc.	161,600	274,706
Resona Holdings Inc.	46,000	208,029
Seven Bank Ltd.	15,600	65,459
Sumitomo Mitsui Financial Group Inc.	6,000	197,249
Yamaguchi Financial Group Inc.	4,000	42,688

		1,303,716
BEVERAGES — 3.38%
Asahi Group Holdings Ltd.	6,000	190,162
Kirin Holdings Co. Ltd.	16,000	223,946
Suntory Beverage & Food Ltd.	7,200	328,287

		742,395

Security	Shares	Value
BUILDING PRODUCTS — 0.22%
Asahi Glass Co. Ltd.	8,000	$48,040

		48,040
CHEMICALS — 2.70%
Asahi Kasei Corp.	8,000	51,133
Kaneka Corp.	4,000	37,632
Kuraray Co. Ltd.	4,000	47,578
Mitsubishi Chemical Holdings Corp.	3,600	19,694
Shin-Etsu Chemical Co. Ltd.	4,000	200,917
Toray Industries Inc.	28,000	235,328

		592,282
COMMERCIAL SERVICES & SUPPLIES — 2.75%
Dai Nippon Printing Co. Ltd.	8,000	73,613
Park24 Co. Ltd.	6,000	165,779
Secom Co. Ltd.	4,800	329,674
Toppan Printing Co. Ltd.	4,000	34,362

		603,428
CONSTRUCTION & ENGINEERING — 1.00%
Kajima Corp.	8,000	44,670
Obayashi Corp.	8,000	71,234
Shimizu Corp.	4,000	30,628
Taisei Corp.	12,000	73,845

		220,377
CONSTRUCTION MATERIALS — 0.42%
Taiheiyo Cement Corp.	32,000	91,191

		91,191
DIVERSIFIED CONSUMER SERVICES — 0.35%
Benesse Holdings Inc.	2,800	77,363

		77,363
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.66%
Nippon Telegraph & Telephone Corp.	8,800	365,476

		365,476
ELECTRIC UTILITIES — 1.84%
Chubu Electric Power Co. Inc.	9,600	121,601
Chugoku Electric Power Co. Inc. (The)	4,000	52,699
Hokuriku Electric Power Co.	2,400	33,522
Kansai Electric Power Co. Inc. (The)[a]	8,000	85,607
Kyushu Electric Power Co. Inc.[a]	1,200	12,757
Tohoku Electric Power Co. Inc.	3,200	39,595
Tokyo Electric Power Co. Inc.[a]	11,600	57,490

		403,271

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.37%
Nidec Corp.	1,200	$80,307

		80,307
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.61%
Citizen Holdings Co. Ltd.	2,800	16,814
Hirose Electric Co. Ltd.	400	44,604
Hitachi Ltd.	20,000	96,873
Keyence Corp.	100	46,190
Kyocera Corp.	1,600	65,578
Murata Manufacturing Co. Ltd.	600	67,873
Shimadzu Corp.	1,000	15,174

		353,106
FOOD & STAPLES RETAILING — 2.99%
Aeon Co. Ltd.	5,600	73,871
FamilyMart Co. Ltd.	1,600	74,010
Lawson Inc.	3,600	280,708
Seven & I Holdings Co. Ltd.	5,200	228,162

		656,751
FOOD PRODUCTS — 3.85%
Ajinomoto Co. Inc.	8,000	187,437
Calbee Inc.	400	16,338
MEIJI Holdings Co. Ltd.	400	33,007
NH Foods Ltd.	8,000	153,372
Nisshin Seifun Group Inc.	2,400	38,241
Nissin Foods Holdings Co. Ltd.	3,600	181,390
Toyo Suisan Kaisha Ltd.	4,400	150,283
Yamazaki Baking Co. Ltd.	4,000	85,871

		845,939
GAS UTILITIES — 2.67%
Osaka Gas Co. Ltd.	68,000	254,667
Toho Gas Co. Ltd.	12,000	77,809
Tokyo Gas Co. Ltd.	56,000	254,224

		586,700
HEALTH CARE EQUIPMENT & SUPPLIES — 1.20%
Hoya Corp.	2,800	106,389
Olympus Corp.	500	19,163
Sysmex Corp.	1,200	75,728
Terumo Corp.	2,000	62,446

		263,726
HEALTH CARE PROVIDERS & SERVICES — 0.95%
Alfresa Holdings Corp.	3,200	58,626
Medipal Holdings Corp.	1,600	25,573
Miraca Holdings Inc.	2,400	97,535

Security	Shares	Value
Suzuken Co. Ltd./Aichi Japan	800	$27,258

		208,992
HEALTH CARE TECHNOLOGY — 0.37%
M3 Inc.	3,600	81,120

		81,120
HOTELS, RESTAURANTS & LEISURE — 1.58%
McDonald’s Holdings Co. Japan Ltd.[a]	10,000	196,754
Oriental Land Co. Ltd./Japan	2,400	151,119

		347,873
HOUSEHOLD DURABLES — 1.44%
Casio Computer Co. Ltd.	800	15,251
Nikon Corp.	1,200	17,455
Panasonic Corp.	4,000	36,807
Rinnai Corp.	800	72,292
Sekisui Chemical Co. Ltd.	3,200	38,432
Sekisui House Ltd.	8,800	136,218

		316,455
HOUSEHOLD PRODUCTS — 0.60%
Unicharm Corp.	6,800	130,844

		130,844
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.67%
Electric Power Development Co. Ltd.	4,400	146,467

		146,467
INDUSTRIAL CONGLOMERATES — 0.14%
Seibu Holdings Inc.	1,600	31,547

		31,547
INSURANCE — 0.50%
MS&AD Insurance Group Holdings Inc.	400	10,655
Tokio Marine Holdings Inc.	2,800	98,248

		108,903
INTERNET SOFTWARE & SERVICES — 0.08%
Yahoo Japan Corp.	4,800	18,040

		18,040
IT SERVICES — 2.32%
Fujitsu Ltd.	6,000	24,646
Itochu Techno-Solutions Corp.	2,400	38,379
Nomura Research Institute Ltd.	6,000	214,348
NTT Data Corp.	2,400	113,988
Otsuka Corp.	2,400	117,557

		508,918
LEISURE PRODUCTS — 1.12%
Bandai Namco Holdings Inc.	2,800	62,908
Sankyo Co. Ltd.	3,200	120,795

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
Shimano Inc.	400	$62,776

		246,479
MACHINERY — 0.19%
Komatsu Ltd.	2,800	40,948

		40,948
MARINE — 0.08%
Nippon Yusen KK	8,000	16,917

		16,917
MEDIA — 0.19%
Toho Co. Ltd./Tokyo	1,600	41,234

		41,234
MULTILINE RETAIL — 0.20%
J Front Retailing Co. Ltd.	800	10,870
Takashimaya Co. Ltd.	4,000	33,767

		44,637
OIL, GAS & CONSUMABLE FUELS — 1.26%
Idemitsu Kosan Co. Ltd.	1,200	17,693
JX Holdings Inc.	22,800	85,878
Showa Shell Sekiyu KK	1,600	12,873
TonenGeneral Sekiyu KK	20,000	160,905

		277,349
PERSONAL PRODUCTS — 1.61%
Kao Corp.	6,400	338,066
Shiseido Co. Ltd.	800	14,802

		352,868
PHARMACEUTICALS — 10.15%
Astellas Pharma Inc.	22,000	299,839
Chugai Pharmaceutical Co. Ltd.	3,600	108,685
Daiichi Sankyo Co. Ltd.	9,600	196,774
Eisai Co. Ltd.	1,600	95,023
Hisamitsu Pharmaceutical Co. Inc.	400	17,743
Kyowa Hakko Kirin Co. Ltd.	4,000	57,027
Mitsubishi Tanabe Pharma Corp.	19,200	310,841
Ono Pharmaceutical Co. Ltd.	500	79,172
Otsuka Holdings Co. Ltd.	9,600	318,375
Santen Pharmaceutical Co. Ltd.	7,600	119,338
Shionogi & Co. Ltd.	3,200	137,473
Sumitomo Dainippon Pharma Co. Ltd.	2,800	30,737
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	132,986
Takeda Pharmaceutical Co. Ltd.	6,800	324,259

		2,228,272

Security	Shares	Value
PROFESSIONAL SERVICES — 1.08%
Recruit Holdings Co. Ltd.	7,600	$237,608

		237,608
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.51%
Japan Prime Realty Investment Corp.	52	185,768
Japan Real Estate Investment Corp.	40	210,796
Japan Retail Fund Investment Corp.	116	244,044
Nippon Building Fund Inc.	48	246,611
Nippon Prologis REIT Inc.	72	127,152
Nomura Real Estate Master Fund Inc.[a]	224	273,836
United Urban Investment Corp.	104	141,313

		1,429,520
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.19%
Daito Trust Construction Co. Ltd.	1,200	150,960
Daiwa House Industry Co. Ltd.	4,000	111,015

		261,975
ROAD & RAIL — 7.95%
Central Japan Railway Co.	800	146,070
East Japan Railway Co.	3,600	326,800
Hankyu Hanshin Holdings Inc.	32,000	196,919
Keikyu Corp.	4,000	32,743
Keio Corp.	5,000	43,819
Kintetsu Group Holdings Co. Ltd.	32,000	130,575
Nagoya Railroad Co. Ltd.	32,000	144,319
Nippon Express Co. Ltd.	20,000	92,182
Odakyu Electric Railway Co. Ltd.	8,000	83,856
Tobu Railway Co. Ltd.	36,000	173,659
Tokyu Corp.	12,000	92,281
West Japan Railway Co.	4,400	281,303

		1,744,526
SOFTWARE — 1.13%
Oracle Corp. Japan	4,400	197,349
Trend Micro Inc./Japan[a]	1,200	49,758

		247,107
SPECIALTY RETAIL — 2.84%
ABC-Mart Inc.	2,000	107,380
Fast Retailing Co. Ltd.	400	126,973
Nitori Holdings Co. Ltd.	2,000	159,419
Shimamura Co. Ltd.	800	88,151
USS Co. Ltd.	4,800	72,437
Yamada Denki Co. Ltd.	14,300	68,627

		622,987

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.00%
Canon Inc.	11,600	$320,218
FUJIFILM Holdings Corp.	5,200	197,494
NEC Corp.	22,000	57,424
Ricoh Co. Ltd.	8,800	83,882

		659,018
TOBACCO — 0.98%
Japan Tobacco Inc.	5,600	215,600

		215,600
TRADING COMPANIES & DISTRIBUTORS — 2.61%
ITOCHU Corp.	9,200	106,199
Marubeni Corp.	19,600	92,378
Mitsubishi Corp.	9,200	144,803
Mitsui & Co. Ltd.	13,600	152,272
Sumitomo Corp.	8,000	78,504

		574,156
TRANSPORTATION INFRASTRUCTURE — 0.20%
Kamigumi Co. Ltd.	5,000	44,356

		44,356
WIRELESS TELECOMMUNICATION SERVICES — 3.14%
KDDI Corp.	11,600	288,216
NTT DOCOMO Inc.	17,600	367,366
SoftBank Group Corp.	800	34,791

		690,373

TOTAL COMMON STOCKS
(Cost: $22,833,753)		21,888,461

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,c]	1,213	1,213

		1,213

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,213)		1,213

TOTAL INVESTMENTS IN SECURITIES — 99.69%
(Cost: $22,834,966)		21,889,674
Other Assets, Less Liabilities — 0.31%		67,407

NET ASSETS — 100.00%		$21,957,081

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 0.27%
Lockheed Martin Corp.	100,501	$21,205,711

		21,205,711
AIR FREIGHT & LOGISTICS — 1.21%
United Parcel Service Inc. Class B	1,010,108	94,142,066

		94,142,066
BANKS — 1.04%
U.S. Bancorp.	842,820	33,763,369
Wells Fargo & Co.	942,867	47,360,210

		81,123,579
BEVERAGES — 2.75%
Coca-Cola Co. (The)	2,266,545	97,280,111
PepsiCo Inc.	1,172,533	116,432,527

		213,712,638
BIOTECHNOLOGY — 0.07%
Baxalta Inc.	134,313	5,373,863

		5,373,863
CHEMICALS — 0.94%
Ecolab Inc.	226,976	24,483,901
Monsanto Co.	150,658	13,649,615
Praxair Inc.	214,667	21,466,700
Sherwin-Williams Co. (The)	53,336	13,636,415

		73,236,631
COMMERCIAL SERVICES & SUPPLIES — 2.24%
Republic Services Inc.	1,429,696	62,477,715
Stericycle Inc.[a,b]	267,824	32,232,618
Waste Management Inc.	1,496,589	79,244,388

		173,954,721
COMMUNICATIONS EQUIPMENT — 1.61%
Cisco Systems Inc.	1,995,321	47,468,687
Motorola Solutions Inc.	828,281	55,304,322
QUALCOMM Inc.	503,084	22,809,828

		125,582,837
DISTRIBUTORS — 0.14%
Genuine Parts Co.	125,741	10,835,102

		10,835,102
DIVERSIFIED FINANCIAL SERVICES — 1.46%
Berkshire Hathaway Inc. Class Ba	725,233	94,113,486
CME Group Inc./IL	218,467	19,629,260

		113,742,746

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.05%
AT&T Inc.	3,535,700	$127,497,342
SBA Communications Corp. Class Aa,b	676,939	67,206,504
Verizon Communications Inc.	2,409,973	120,426,351

		315,130,197
ELECTRIC UTILITIES — 4.70%
American Electric Power Co. Inc.	239,371	14,594,450
Duke Energy Corp.	1,371,046	103,239,764
Eversource Energy	274,025	14,742,545
NextEra Energy Inc.	445,624	49,780,657
Southern Co. (The)	2,200,265	107,636,963
Xcel Energy Inc.	1,987,359	75,956,861

		365,951,240
ENERGY EQUIPMENT & SERVICES — 0.12%
Schlumberger Ltd.	129,681	9,372,046

		9,372,046
FOOD & STAPLES RETAILING — 1.51%
Costco Wholesale Corp.	175,428	26,510,679
CVS Health Corp.	298,547	28,836,655
Sysco Corp.	516,792	20,573,489
Wal-Mart Stores Inc.	621,810	41,263,312

		117,184,135
FOOD PRODUCTS — 3.92%
Campbell Soup Co.	455,075	25,670,781
General Mills Inc.	1,914,609	108,194,554
Hershey Co. (The)	518,869	45,717,548
JM Smucker Co. (The)	43,347	5,562,287
Kellogg Co.	568,724	41,767,090
McCormick & Co. Inc./MDb	550,739	48,448,510
Mondelez International Inc. Class A	686,041	29,568,367

		304,929,137
HEALTH CARE EQUIPMENT & SUPPLIES — 5.68%
Abbott Laboratories	1,723,587	65,237,768
Baxter International Inc.	973,406	35,626,660
Becton Dickinson and Co.	670,274	97,437,731
CR Bard Inc.	321,310	58,886,484
Edwards Lifesciences Corp.[a,b]	49,834	3,897,517
Intuitive Surgical Inc.[a]	12,150	6,571,327
Medtronic PLC	812,392	61,676,801
Stryker Corp.	624,783	61,947,234
Varian Medical Systems Inc.[a,b]	596,512	46,008,971
Zimmer Biomet Holdings Inc.	48,337	4,797,931

		442,088,424

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 7.09%
AmerisourceBergen Corp.	813,755	$72,879,898
Anthem Inc.	128,903	16,820,552
Cardinal Health Inc.	459,833	37,416,611
Cigna Corp.	50,509	6,748,002
DaVita HealthCare Partners Inc.[a]	778,563	52,257,149
Express Scripts Holding Co.[a]	800,226	57,512,243
Henry Schein Inc.[a]	570,332	86,371,078
Humana Inc.	22,895	3,727,077
Laboratory Corp. of America Holdings[a,b]	324,890	36,501,392
McKesson Corp.	343,122	55,235,780
Patterson Companies Inc.	680,505	28,894,242
Quest Diagnostics Inc.	229,805	15,091,294
UnitedHealth Group Inc.	715,537	82,401,241

		551,856,559
HOTELS, RESTAURANTS & LEISURE — 2.59%
Chipotle Mexican Grill Inc.[a,b]	60,958	27,612,145
McDonald’s Corp.	1,053,799	130,439,240
Starbucks Corp.	720,829	43,804,779

		201,856,164
HOUSEHOLD PRODUCTS — 5.23%
Church & Dwight Co. Inc.	637,333	53,535,972
Clorox Co. (The)	537,357	69,345,921
Colgate-Palmolive Co.	986,917	66,646,505
Kimberly-Clark Corp.	730,197	93,771,899
Procter & Gamble Co. (The)	1,512,158	123,528,187

		406,828,484
INDUSTRIAL CONGLOMERATES — 0.59%
3M Co.	279,230	42,163,730
Danaher Corp.	40,327	3,494,335

		45,658,065
INSURANCE — 6.13%
Alleghany Corp.[a]	60,126	28,735,418
Arch Capital Group Ltd.[a]	1,000,012	67,550,811
Axis Capital Holdings Ltd.	661,195	35,645,022
Chubb Ltd.	675,971	76,432,041
Everest Re Group Ltd.	264,875	47,396,732
Marsh & McLennan Companies Inc.	737,702	39,341,648
PartnerRe Ltd.	390,728	54,858,211
RenaissanceRe Holdings Ltd.[b]	373,552	42,080,633
Travelers Companies Inc. (The)	380,968	40,778,815
Willis Towers Watson PLC[b]	151,584	17,351,840

Security	Shares	Value
WR Berkley Corp.	527,743	$26,466,311

		476,637,482
INTERNET SOFTWARE & SERVICES — 1.87%
Alphabet Inc. Class Aa,b	48,421	36,865,328
eBay Inc.[a]	959,380	22,507,055
Facebook Inc. Class Aa,b	764,574	85,792,849

		145,165,232
IT SERVICES — 8.43%
Accenture PLC Class A	824,059	86,971,187
Automatic Data Processing Inc.	1,338,474	111,213,805
Fidelity National Information Services Inc.	642,064	38,350,483
Fiserv Inc.[a]	841,868	79,607,038
Gartner Inc.[a,b]	495,932	43,587,463
International Business Machines Corp.	408,047	50,920,185
MasterCard Inc. Class A	253,680	22,585,130
Paychex Inc.	2,198,890	105,238,875
PayPal Holdings Inc.[a,b]	765,833	27,677,205
Vantiv Inc. Class Aa	133,479	6,280,187
Visa Inc. Class A	1,116,694	83,182,536

		655,614,094
LIFE SCIENCES TOOLS & SERVICES — 0.50%
Thermo Fisher Scientific Inc.	175,170	23,132,950
Waters Corp.[a]	131,741	15,968,327

		39,101,277
METALS & MINING — 1.10%
Newmont Mining Corp.	4,291,440	85,657,142

		85,657,142
MULTI-UTILITIES — 3.67%
Consolidated Edison Inc.	1,512,529	104,954,387
Dominion Resources Inc./VA	1,130,481	81,586,814
PG&E Corp.	828,111	45,471,575
Sempra Energy	94,199	8,925,355
WEC Energy Group Inc.	808,721	44,665,661

		285,603,792
MULTILINE RETAIL — 1.27%
Dollar General Corp.	306,294	22,990,428
Dollar Tree Inc.[a]	256,073	20,823,856
Nordstrom Inc.	118,615	5,823,996
Target Corp.	675,668	48,931,877

		98,570,157
OIL, GAS & CONSUMABLE FUELS — 1.86%
Cabot Oil & Gas Corp.	392,771	8,149,998
Chevron Corp.	157,125	13,586,599

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
Exxon Mobil Corp.	1,278,906	$99,562,832
Occidental Petroleum Corp.	340,843	23,460,224

		144,759,653
PHARMACEUTICALS — 5.55%
Allergan PLC[a]	22,077	6,279,361
Bristol-Myers Squibb Co.	1,014,749	63,076,798
Eli Lilly & Co.	954,896	75,532,273
Johnson & Johnson	1,155,020	120,630,289
Merck & Co. Inc.	1,565,049	79,301,033
Pfizer Inc.	2,860,108	87,204,693

		432,024,447
PROFESSIONAL SERVICES — 0.16%
Equifax Inc.	49,495	5,236,571
Nielsen Holdings PLC	156,805	7,551,729

		12,788,300
REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.41%
American Capital Agency Corp.	2,848,801	48,629,033
American Tower Corp.[b]	550,809	51,963,321
Annaly Capital Management Inc.[b]	7,740,748	73,537,106
AvalonBay Communities Inc.	563,427	96,622,096
Boston Properties Inc.	40,428	4,698,138
Brixmor Property Group Inc.[b]	829,988	22,094,281
Camden Property Trust[b]	71,464	5,452,703
Crown Castle International Corp.[b]	921,840	79,462,608
Equity Residential	794,013	61,210,462
Essex Property Trust Inc.[b]	133,777	28,509,217
Extra Space Storage Inc.[b]	78,790	7,145,465
Federal Realty Investment Trust	318,370	48,019,747
General Growth Properties Inc.	577,730	16,199,549
HCP Inc.[b]	933,923	33,565,193
Macerich Co. (The)[b]	70,954	5,532,283
Public Storage	509,542	129,199,470
Realty Income Corp.[b]	651,465	36,345,232
Simon Property Group Inc.	306,867	57,163,185
UDR Inc.	1,192,112	42,427,266
Ventas Inc.	791,381	43,779,197
Vornado Realty Trust[b]	76,098	6,731,629
Welltower Inc.	1,074,372	66,847,426

		965,134,607
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.38%
Intel Corp.	961,480	29,825,110

		29,825,110

Security	Shares	Value
SOFTWARE — 2.31%
Adobe Systems Inc.[a]	375,810	$33,495,946
ANSYS Inc.[a,b]	164,575	14,513,869
Intuit Inc.	41,471	3,960,895
Microsoft Corp.	984,547	54,238,694
Oracle Corp.	459,858	16,697,444
Synopsys Inc.[a]	1,255,250	53,850,225
VMware Inc. Class Aa,b	68,247	3,122,300

		179,879,373
SPECIALTY RETAIL — 4.03%
AutoZone Inc.[a]	120,526	92,490,447
Home Depot Inc. (The)	447,176	56,236,854
L Brands Inc.	160,198	15,403,038
Lowe’s Companies Inc.	424,228	30,400,178
O’Reilly Automotive Inc.[a]	56,723	14,799,031
Ross Stores Inc.	167,256	9,409,822
TJX Companies Inc. (The)	1,083,272	77,172,297
Ulta Salon Cosmetics & Fragrance Inc.[a]	97,498	17,663,713

		313,575,380
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.34%
Apple Inc.	270,104	26,291,923

		26,291,923
TEXTILES, APPAREL & LUXURY GOODS — 0.70%
NIKE Inc. Class B	284,806	17,660,820
VF Corp.	582,268	36,449,977

		54,110,797
TOBACCO — 1.63%
Altria Group Inc.	1,248,789	76,313,496
Philip Morris International Inc.	291,866	26,270,859
Reynolds American Inc.	482,276	24,089,686

		126,674,041
WATER UTILITIES — 0.23%
American Water Works Co. Inc.	280,635	18,216,018

		18,216,018

TOTAL COMMON STOCKS
(Cost: $7,560,886,386)		7,763,393,170

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

January 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.12%

MONEY MARKET FUNDS — 1.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	74,474,307	$74,474,307
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	3,919,639	3,919,639
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	8,454,228	8,454,228

		86,848,174

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,848,174)		86,848,174

TOTAL INVESTMENTS IN SECURITIES — 100.90%
(Cost: $7,647,734,560)		7,850,241,344
Other Assets, Less Liabilities — (0.90)%		(70,099,414)

NET ASSETS — 100.00%		$7,780,141,930

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2016

	iShares MSCI Asia ex Japan Minimum Volatility ETF	iShares MSCI Japan Minimum Volatility ETF	iShares MSCI USA Minimum Volatility ETF

ASSETS
Investments, at cost:
Unaffiliated	$5,154,518	$22,833,753	$7,560,886,386
Affiliated (Note 2)	286,639	1,213	86,848,174

Total cost of investments	$5,441,157	$22,834,966	$7,647,734,560

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,364,653	$21,888,461	$7,763,393,170
Affiliated (Note 2)	286,639	1,213	86,848,174

Total fair value of investments	4,651,292	21,889,674	7,850,241,344
Foreign currency, at value[b]	5,881	16,755	—
Receivables:
Dividends and interest	10,640	55,637	8,737,671
Capital shares sold	—	—	476,946
Tax reclaims	—	610	—

Total Assets	4,667,813	21,962,676	7,859,455,961

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	285,842	—	78,393,946
Investment advisory fees (Note 2)	1,294	5,595	920,085

Total Liabilities	287,136	5,595	79,314,031

NET ASSETS	$4,380,677	$21,957,081	$7,780,141,930

Net assets consist of:
Paid-in capital	$5,388,547	$22,543,755	$7,548,706,568
Undistributed (distributions in excess of) net investment income	2,023	(29,838)	8,235,382
Undistributed net realized gain (accumulated net realized loss)	(219,888)	389,047	20,693,196
Net unrealized appreciation (depreciation)	(790,005)	(945,883)	202,506,784

NET ASSETS	$4,380,677	$21,957,081	$7,780,141,930

Shares outstanding[c]	100,000	400,000	188,700,000

Net asset value per share	$43.81	$54.89	$41.23

[a]	Securities on loan with values of $270,769, $ — and $76,740,314, respectively. See Note 1.
[b]	Cost of foreign currency: $5,844, $17,084 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2016

	iShares MSCI Asia ex Japan Minimum Volatility ETF	iShares MSCI Japan Minimum Volatility ETF	iShares MSCI USA Minimum Volatility ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$53,690	$156,983	$78,990,210
Interest — affiliated (Note 2)	3	2	3,709
Securities lending income — affiliated — net (Note 2)	701	1,090	79,227

	54,394	158,075	79,073,146
Less: Other foreign taxes (Note 1)	(1,804)	—	—

Total investment income	52,590	158,075	79,073,146

EXPENSES
Investment advisory fees (Note 2)	8,268	31,683	4,867,925

Total expenses	8,268	31,683	4,867,925

Net investment income	44,322	126,392	74,205,221

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(109,901)	(470,936)	(62,719,674)
In-kind redemptions — unaffiliated	—	989,565	145,051,241
Foreign currency transactions	(1,045)	(232)	—

Net realized gain (loss)	(110,946)	518,397	82,331,567

Net change in unrealized appreciation/depreciation on:
Investments	(592,547)	(1,668,435)	(156,733,021)
Translation of assets and liabilities in foreign currencies	45	110	—

Net change in unrealized appreciation/depreciation	(592,502)	(1,668,325)	(156,733,021)

Net realized and unrealized loss	(703,448)	(1,149,928)	(74,401,454)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(659,126)	$(1,023,536)	$(196,233)

[a]	Net of foreign withholding tax of $6,746, $21,274 and $ —, respectively.

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI Asia ex Japan Minimum Volatility ETF		iShares MSCI Japan Minimum Volatility ETF
	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$44,322	$115,373	$126,392	$176,448
Net realized gain (loss)	(110,946)	19,879	518,397	725,973
Net change in unrealized appreciation/depreciation	(592,502)	(355,131)	(1,668,325)	307,801

Net increase (decrease) in net assets resulting from operations	(659,126)	(219,879)	(1,023,536)	1,210,222

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(73,946)	(115,619)	(167,643)	(164,748)

Total distributions to shareholders	(73,946)	(115,619)	(167,643)	(164,748)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	2,803,400	17,033,704	11,566,866
Cost of shares redeemed	—	(2,596,900)	(11,373,499)	(5,724,123)

Net increase in net assets from capital share transactions	—	206,500	5,660,205	5,842,743

INCREASE (DECREASE) IN NET ASSETS	(733,072)	(128,998)	4,469,026	6,888,217

NET ASSETS
Beginning of period	5,113,749	5,242,747	17,488,055	10,599,838

End of period	$4,380,677	$5,113,749	$21,957,081	$17,488,055

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$2,023	$31,647	$(29,838)	$11,413

SHARES ISSUED AND REDEEMED
Shares sold	—	50,000	300,000	200,000
Shares redeemed	—	(50,000)	(200,000)	(100,000)

Net increase in shares outstanding	—	—	100,000	100,000

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI USA Minimum Volatility ETF
	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$74,205,221	$82,666,441
Net realized gain	82,331,567	221,702,313
Net change in unrealized appreciation/depreciation	(156,733,021)	218,073,095

Net increase (decrease) in net assets resulting from operations	(196,233)	522,441,849

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(75,296,021)	(77,063,188)

Total distributions to shareholders	(75,296,021)	(77,063,188)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,342,825,259	3,537,253,521
Cost of shares redeemed	(781,037,658)	(1,266,317,551)

Net increase in net assets from capital share transactions	2,561,787,601	2,270,935,970

INCREASE IN NET ASSETS	2,486,295,347	2,716,314,631

NET ASSETS
Beginning of period	5,293,846,583	2,577,531,952

End of period	$7,780,141,930	$5,293,846,583

Undistributed net investment income included in net assets at end of period	$8,235,382	$9,326,182

SHARES ISSUED AND REDEEMED
Shares sold	81,300,000	87,400,000
Shares redeemed	(18,900,000)	(31,400,000)

Net increase in shares outstanding	62,400,000	56,000,000

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Asia ex Japan Minimum Volatility ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Period from Jun. 3, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$51.14	$52.43	$50.44

Income from investment operations:
Net investment income[b]	0.44	1.36	0.36
Net realized and unrealized gain (loss)[c]	(7.03)	(1.49)	1.63

Total from investment operations	(6.59)	(0.13)	1.99

Less distributions from:
Net investment income	(0.74)	(1.16)	—

Total distributions	(0.74)	(1.16)	—

Net asset value, end of period	$43.81	$51.14	$52.43

Total return	(13.01)%[d]	(0.21)%	3.95%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,381	$5,114	$5,243
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.88%	2.59%	4.44%
Portfolio turnover rate[f]	11%	44%	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2016, the year ended July 31, 2015 and the period ended July 31, 2014 were 11%, 21% and 0%, respectively. See Note 4.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Japan Minimum Volatility ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Period from Jun. 3, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$58.29	$53.00	$50.88

Income from investment operations:
Net investment income[b]	0.34	0.77	0.05
Net realized and unrealized gain (loss)[c]	(3.32)	5.22	2.07

Total from investment operations	(2.98)	5.99	2.12

Less distributions from:
Net investment income	(0.42)	(0.70)	—

Total distributions	(0.42)	(0.70)	—

Net asset value, end of period	$54.89	$58.29	$53.00

Total return	(5.14)%[d]	11.48%	4.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,957	$17,488	$10,600
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.20%	1.42%	0.55%
Portfolio turnover rate[f]	12%	18%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI USA Minimum Volatility ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Period from Oct. 18, 2011[a] to Jul. 31, 2012
Net asset value, beginning of period	$41.91	$36.66	$33.75	$29.48	$25.32

Income from investment operations:
Net investment income[b]	0.47	0.84	0.76	0.83	0.56
Net realized and unrealized gain (loss)[c]	(0.68)	5.18	3.00	4.13	3.85

Total from investment operations	(0.21)	6.02	3.76	4.96	4.41

Less distributions from:
Net investment income	(0.47)	(0.77)	(0.85)	(0.69)	(0.25)

Total distributions	(0.47)	(0.77)	(0.85)	(0.69)	(0.25)

Net asset value, end of period	$41.23	$41.91	$36.66	$33.75	$29.48

Total return	(0.50)%[d]	16.52%	11.27%	17.08%	17.50%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,780,142	$5,293,847	$2,577,532	$2,325,294	$353,808
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.29%	2.06%	2.15%	2.56%	2.48%
Portfolio turnover rate[f]	14%	23%	24%	26%	30%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Asia ex Japan Minimum Volatility	Non-diversified
MSCI Japan Minimum Volatility	Non-diversified
MSCI USA Minimum Volatility	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI Asia ex Japan Minimum Volatility
Investments:
Assets:
Common Stocks	$4,352,855	$—	$1,799	$4,354,654
Preferred Stocks	9,999	—	—	9,999
Money Market Funds	286,639	—	—	286,639

Total	$4,649,493	$—	$1,799	$4,651,292

MSCI Japan Minimum Volatility
Investments:
Assets:
Common Stocks	$21,888,461	$—	$—	$21,888,461
Money Market Funds	1,213	—	—	1,213

Total	$21,889,674	$—	$—	$21,889,674

MSCI USA Minimum Volatility
Investments:
Assets:
Common Stocks	$7,763,393,170	$—	$—	$7,763,393,170
Money Market Funds	86,848,174	—	—	86,848,174

Total	$7,850,241,344	$—	$—	$7,850,241,344

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Asia ex-Japan Minimum Volatility
Credit Suisse Securities (USA) LLC	$8,261	$8,261	$—
Deutsche Bank Securities Inc.	18,569	18,569	—
JPMorgan Clearing Corp.	42,365	42,365	—
Merrill Lynch, Pierce, Fenner & Smith	69,738	69,738	—
Morgan Stanley & Co. LLC	131,836	131,836	—

	$270,769	$270,769	$—

MSCI USA Minimum Volatility
BNP Paribas Prime Brokerage Inc.	$169,746	$169,746	$—
Citigroup Global Markets Inc.	292,108	292,108	—
Credit Suisse Securities (USA) LLC	396,354	396,354	—
Deutsche Bank Securities Inc.	302,390	302,390	—
Goldman Sachs & Co.	8,338,843	8,338,843	—
JPMorgan Clearing Corp.	39,833,918	39,833,918	—
Merrill Lynch, Pierce, Fenner & Smith	9,312,786	9,312,786	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	6,418,019	6,418,019	—
State Street Bank & Trust Company	10,264,202	10,264,202	—
UBS Securities LLC	1,411,948	1,411,948	—

	$76,740,314	$76,740,314	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Asia ex Japan Minimum Volatility	0.35%
MSCI Japan Minimum Volatility	0.30
MSCI USA Minimum Volatility	0.15

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares MSCI USA Minimum Volatility ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares MSCI Asia ex Japan Minimum Volatility ETF and iShares MSCI Japan Minimum Volatility ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Asia ex Japan Minimum Volatility	$187
MSCI Japan Minimum Volatility	283
MSCI USA Minimum Volatility	42,499

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2016, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2016 were as follows:

iShares ETF	Purchases	Sales
MSCI Asia ex Japan Minimum Volatility	$504,325	$515,796
MSCI Japan Minimum Volatility	2,689,937	2,739,161
MSCI USA Minimum Volatility	932,147,291	921,963,078

In-kind transactions (see Note 4) for the six months ended January 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Japan Minimum Volatility	$16,862,937	$11,211,785
MSCI USA Minimum Volatility	3,315,943,279	773,349,627

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Except for the iShares MSCI USA Minimum Volatility ETF, each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares MSCI Japan Minimum Volatility ETF invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2015, the Funds’ fiscal year end, the following funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI Asia ex Japan Minimum Volatility	$3,179
MSCI Japan Minimum Volatility	2,590
MSCI USA Minimum Volatility	30,981,243

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Asia ex Japan Minimum Volatility	$5,456,050	$97,031	$(901,789)	$(804,758)
MSCI Japan Minimum Volatility	22,963,864	513,493	(1,587,683)	(1,074,190)
MSCI USA Minimum Volatility	7,674,449,338	411,714,323	(235,922,317)	175,792,006

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total per Share
MSCI Asia ex Japan Minimum Volatility	$0.655719	$—	$0.083741	$0.739460	89%	—%	11%	100%
MSCI Japan Minimum Volatility	0.253923	—	0.165185	0.419108	61	—	39	100
MSCI USA Minimum Volatility	0.413327	—	0.051802	0.465129	89	—	11	100

NOTES TO FINANCIAL STATEMENTS	37

Notes:

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-709-0116

JANUARY 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core MSCI EAFE ETF | IEFA | NYSE Arca
➢	iShares Core MSCI Europe ETF | IEUR | NYSE Arca
➢	iShares Core MSCI Pacific ETF | IPAC | NYSE Arca
➢	iShares Core MSCI Total International Stock ETF | IXUS | NASDAQ

Fund Performance Overview

iSHARES® CORE MSCI EAFE ETF

Performance as of January 31, 2016

The iShares Core MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -13.91%, net of fees, while the total return for the Index was -13.87%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(7.23)%	(5.82)%	(7.27)%	(7.23)%	(5.82)%	(7.27)%
Since Inception	3.78%	4.16%	3.70%	13.00%	14.33%	12.68%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$860.90	$0.56	$1,000.00	$1,024.50	$0.61	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	24.13%
Industrials	14.02
Consumer Discretionary	13.75
Consumer Staples	11.97
Health Care	11.38
Materials	6.34
Information Technology	5.77
Telecommunication Services	4.64
Energy	4.41
Utilities	3.57
Investment Companies	0.02

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

Japan	24.22%
United Kingdom	19.66
France	9.13
Switzerland	8.68
Germany	8.54
Australia	6.60
Sweden	3.15
Spain	3.07
Hong Kong	2.95
Netherlands	2.95

TOTAL	88.95%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE MSCI EUROPE ETF

Performance as of January 31, 2016

The iShares Core MSCI Europe ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization European equities, as represented by the MSCI Europe IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -14.62%, net of fees, while the total return for the Index was -14.70%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(7.77)%	(7.24)%	(7.97)%	(7.77)%	(7.24)%	(7.97)%
Since Inception	(11.84)%	(11.44)%	(12.14)%	(18.74)%	(18.12)%	(19.11)%

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$874.00	$0.47	$1,000.00	$1,024.60	$0.51	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	21.53%
Consumer Staples	14.50
Health Care	13.37
Industrials	12.71
Consumer Discretionary	12.03
Materials	6.23
Energy	6.08
Information Technology	4.89
Telecommunication Services	4.79
Utilities	3.87

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

United Kingdom	30.83%
France	14.31
Switzerland	13.60
Germany	13.38
Sweden	4.93
Spain	4.83
Netherlands	4.58
Italy	3.75
Denmark	3.04
Belgium	2.44

TOTAL	95.69%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE MSCI PACIFIC ETF

Performance as of January 31, 2016

The iShares Core MSCI Pacific ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Pacific region equities, as represented by the MSCI Pacific IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -12.60%, net of fees, while the total return for the Index was -12.31%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.54)%	(4.63)%	(6.20)%	(6.54)%	(4.63)%	(6.20)%
Since Inception	(5.29)%	(4.55)%	(5.12)%	(8.56)%	(7.39)%	(8.25)%

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$874.00	$0.47	$1,000.00	$1,024.60	$0.51	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	28.79%
Consumer Discretionary	17.17
Industrials	16.60
Consumer Staples	7.70
Information Technology	7.10
Health Care	6.92
Materials	6.62
Telecommunication Services	4.36
Utilities	3.20
Energy	1.49
Investment Companies	0.05

TOTAL	100.00%

COUNTRY ALLOCATION As of 1/31/16

Country	Percentage of Total Investments*

Japan	68.36%
Australia	18.69
Hong Kong	8.45
Singapore	3.70
New Zealand	0.80

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

Performance as of January 31, 2016

The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -14.60%, net of fees, while the total return for the Index was -14.67%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(11.03)%	(9.81)%	(11.05)%	(11.03)%	(9.81)%	(11.05)%
Since Inception	0.55%	0.88%	0.53%	1.82%	2.92%	1.76%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$854.00	$0.65	$1,000.00	$1,024.40	$0.71	0.14%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	25.31%
Consumer Discretionary	12.72
Industrials	12.56
Consumer Staples	10.80
Health Care	9.33
Information Technology	8.60
Materials	6.61
Energy	5.57
Telecommunication Services	4.77
Utilities	3.38
Investment Companies	0.35

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

Japan	17.72%
United Kingdom	14.36
France	6.70
Switzerland	6.36
Germany	6.25
Canada	6.13
China	5.08
Australia	4.83
South Korea	3.39
Taiwan	2.75

TOTAL	73.57%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2015 and held through January 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.98%

AUSTRALIA — 6.55%
Abacus Property Group	238,135	$507,019
Adelaide Brighton Ltd.	342,666	1,146,480
AGL Energy Ltd.	503,364	6,622,616
Ainsworth Game Technology Ltd.	132,016	207,307
ALS Ltd.	381,342	892,847
Alumina Ltd.	1,935,180	1,416,760
Amcor Ltd./Australia	839,380	7,896,683
AMP Ltd.	2,112,118	8,022,818
Ansell Ltd.	114,860	1,628,175
APA Group	828,937	4,972,237
APN News & Media Ltd.[a]	1,000,248	364,376
ARB Corp. Ltd.	71,817	773,680
Ardent Leisure Group	356,378	516,772
Aristocrat Leisure Ltd.	390,315	2,829,916
Arrium Ltd.[a,b]	3,868,598	183,342
Asaleo Care Ltd.	347,447	382,167
Asciano Ltd.	451,673	2,843,470
ASX Ltd.	139,694	4,184,712
Aurizon Holdings Ltd.	1,515,735	3,956,253
AusNet Services	1,431,480	1,483,397
Australia & New Zealand Banking Group Ltd.	2,060,937	35,249,703
Australian Agricultural Co. Ltd.[a,b]	465,452	439,532
Automotive Holdings Group Ltd.	200,517	614,149
Aveo Group	357,853	751,788
AWE Ltd.[a,b]	643,139	234,286
Bank of Queensland Ltd.	266,517	2,467,738
Beach Energy Ltd.[b]	1,229,830	326,220
Bega Cheese Ltd.	107,999	539,335
Bendigo & Adelaide Bank Ltd.	332,431	2,525,459
BHP Billiton Ltd.	2,325,933	25,254,573
BlueScope Steel Ltd.	411,953	1,346,245
Boral Ltd.	544,731	2,157,767
Brambles Ltd.	1,121,432	8,828,818
Broadspectrum Ltd.[a]	468,440	399,278
BT Investment Management Ltd.	158,608	1,193,716
BWP Trust	426,352	925,851
Cabcharge Australia Ltd.[b]	174,587	384,067
Caltex Australia Ltd.	195,635	5,140,908
Cardno Ltd.[b]	185,140	123,101

Security	Shares	Value
carsales.com Ltd.[b]	182,536	$1,527,453
Challenger Ltd./Australia	437,602	2,457,730
Charter Hall Group	272,885	857,032
Charter Hall Retail REIT	264,671	769,454
CIMIC Group Ltd.	75,045	1,277,710
Cleanaway Waste Management Ltd.	1,242,809	641,744
Coca-Cola Amatil Ltd.	410,828	2,443,940
Cochlear Ltd.	42,276	2,804,092
Commonwealth Bank of Australia	1,215,035	67,613,339
Computershare Ltd.	341,022	2,508,708
Cromwell Property Group	877,209	614,289
Crown Resorts Ltd.	258,767	2,245,887
CSL Ltd.	336,052	24,721,469
CSR Ltd.	413,109	745,142
Dexus Property Group	683,673	3,559,268
Domino’s Pizza Enterprises Ltd.	49,165	2,080,005
Downer EDI Ltd.	321,436	707,114
DUET Group	1,737,831	2,839,579
DuluxGroup Ltd.	302,468	1,384,262
Energy World Corp. Ltd.[a,b]	594,698	90,442
Evolution Mining Ltd.	817,179	838,146
Fairfax Media Ltd.	1,912,115	1,196,993
FlexiGroup Ltd./Australia[b]	257,762	512,342
Flight Centre Travel Group Ltd.[b]	39,882	1,102,468
Fortescue Metals Group Ltd.[b]	1,114,903	1,364,324
G8 Education Ltd.	254,086	647,020
Genworth Mortgage Insurance Australia Ltd.	307,612	563,557
Goodman Group	1,255,182	5,398,147
GPT Group (The)	1,243,006	4,290,694
GrainCorp Ltd. Class A	134,363	808,805
GUD Holdings Ltd.	77,793	358,225
GWA Group Ltd.	243,012	345,508
Harvey Norman Holdings Ltd.	418,042	1,312,917
Healthscope Ltd.	1,249,438	1,953,176
Iluka Resources Ltd.	324,662	1,246,998
Incitec Pivot Ltd.	1,227,350	2,691,315
Independence Group NL	398,529	617,360
Insurance Australia Group Ltd.	1,739,486	6,484,343
Investa Office Fund	435,919	1,202,555
Invocare Ltd.	87,481	734,512
IOOF Holdings Ltd.	201,435	1,169,803
Iress Ltd.	100,279	681,660

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Jacana Minerals Ltd.	6,357	$—
James Hardie Industries PLC	327,254	3,701,416
Japara Healthcare Ltd.	268,438	543,056
JB Hi-Fi Ltd.[b]	78,630	1,302,596
Karoon Gas Australia Ltd.[a,b]	188,756	212,291
LendLease Group	394,816	3,627,758
Liquefied Natural Gas Ltd.[a,b]	474,231	214,686
M2 Group Ltd.	120,005	1,067,860
Macquarie Atlas Roads Group	351,630	1,062,058
Macquarie Group Ltd.	215,756	10,924,184
Magellan Financial Group Ltd.	90,931	1,463,281
Mantra Group Ltd.	229,124	782,802
Mayne Pharma Group Ltd.[a]	547,612	507,433
McMillan Shakespeare Ltd.	71,607	643,271
Medibank Pvt Ltd.	1,995,985	3,543,769
Metcash Ltd.[a,b]	678,304	839,647
Mineral Resources Ltd.[b]	169,952	446,000
Mirvac Group	2,635,000	3,541,349
Monadelphous Group Ltd.[b]	51,654	227,628
Myer Holdings Ltd.[b]	632,063	462,738
National Australia Bank Ltd.	1,875,551	36,695,727
Navitas Ltd.	194,010	636,761
Newcrest Mining Ltd.[a]	563,647	5,135,202
Nine Entertainment Co. Holdings Ltd.	474,369	553,649
Northern Star Resources Ltd.	439,442	920,085
Nufarm Ltd./Australia	146,467	707,612
Oil Search Ltd.	974,275	4,479,498
Orica Ltd.	267,269	2,688,330
Origin Energy Ltd.	1,271,417	3,687,282
Orora Ltd.	912,068	1,412,882
OZ Minerals Ltd.	263,421	702,467
Pacific Brands Ltd.[a]	873,864	497,593
Pact Group Holdings Ltd.	167,620	590,459
Perpetual Ltd.	38,042	1,111,611
Platinum Asset Management Ltd.	204,448	934,221
Premier Investments Ltd.	66,178	613,692
Primary Health Care Ltd.[b]	389,021	676,928
Qantas Airways Ltd.	395,717	1,086,053
QBE Insurance Group Ltd.	987,740	7,601,617
Qube Holdings Ltd.[b]	559,732	898,753
Ramsay Health Care Ltd.	101,261	4,339,163
REA Group Ltd.	41,630	1,554,801
Recall Holdings Ltd.	213,466	987,509

Security	Shares	Value
Regis Resources Ltd.	278,570	$463,059
Retail Food Group Ltd.	119,187	381,067
Rio Tinto Ltd.	315,160	8,723,191
SAI Global Ltd.	206,643	589,061
Sandfire Resources NL	150,682	532,925
Santos Ltd.	1,185,290	2,649,392
Scentre Group	3,854,488	11,860,156
Seek Ltd.	237,843	2,436,090
Seven West Media Ltd.[b]	927,627	544,610
Shopping Centres Australasia Property Group	573,828	864,561
Sigma Pharmaceuticals Ltd.	1,115,779	647,182
Sims Metal Management Ltd.	119,704	574,081
Sirtex Medical Ltd.	43,837	1,166,525
Slater & Gordon Ltd.[b]	307,562	130,532
Sonic Healthcare Ltd.	279,185	3,633,661
South32 Ltd.[a]	3,992,244	2,753,317
Southern Cross Media Group Ltd.	548,349	436,359
Spotless Group Holdings Ltd.	881,326	645,225
Star Entertainment Grp Ltd. (The)	578,535	2,201,640
Steadfast Group Ltd.	634,290	652,808
Stockland	1,656,504	4,792,369
Suncorp Group Ltd.	917,643	7,535,992
Super Retail Group Ltd.	109,785	791,319
Sydney Airport	818,165	3,808,038
Syrah Resources Ltd.[a,b]	178,503	482,329
Tabcorp Holdings Ltd.	583,283	1,897,893
Tatts Group Ltd.	1,028,481	3,019,109
Technology One Ltd.	224,258	745,556
Telstra Corp. Ltd.	3,016,630	12,013,371
Ten Network Holdings Ltd.[a,b]	176,205	149,566
Tox Free Solutions Ltd.	132,716	247,834
TPG Telecom Ltd.	215,286	1,530,440
Transurban Group	1,449,616	11,053,662
Treasury Wine Estates Ltd.	542,832	3,478,789
Veda Group Ltd.	646,258	1,284,537
Vicinity Centres	2,394,379	4,928,563
Virtus Health Ltd.	101,643	455,109
Vocus Communications Ltd.[b]	141,353	785,891
Wesfarmers Ltd.	803,433	23,965,567
Western Areas Ltd.[b]	295,530	394,046
Westfield Corp.	1,406,014	9,845,988
Westpac Banking Corp.	2,377,409	51,879,230

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Whitehaven Coal Ltd.[a,b]	659,163	$191,166
Woodside Petroleum Ltd.	524,759	10,374,715
Woolworths Ltd.	908,347	15,600,371
WorleyParsons Ltd.	158,057	379,008

		624,284,706
AUSTRIA — 0.27%
ams AG	51,414	1,407,469
Andritz AG	59,123	2,734,889
BUWOG AG	40,761	834,034
CA Immobilien Anlagen AG	56,629	968,151
Conwert Immobilien Invest SEa	52,355	740,708
Erste Group Bank AGa	203,043	5,872,651
EVN AG	24,407	269,114
Flughafen Wien AG	4,234	371,368
IMMOFINANZ AGa	664,187	1,248,353
Lenzing AG	6,307	420,320
Oesterreichische Post AG	25,286	894,148
OMV AG	110,438	2,826,758
Palfinger AG	8,205	234,385
Raiffeisen Bank International AGa	82,587	1,036,614
RHI AG	22,720	425,183
S IMMO AG	41,969	347,860
Schoeller-Bleckmann Oilfield Equipment AG	8,724	453,110
Semperit AG Holding	10,296	307,486
UNIQA Insurance Group AG	104,420	657,927
Voestalpine AG	80,960	2,123,490
Wienerberger AG	84,313	1,288,636
Zumtobel Group AGb	22,393	462,799

		25,925,453
BELGIUM — 1.54%
Ablynx NVa,b	55,920	811,718
Ackermans & van Haaren NV	17,463	2,257,107
Aedifica SA	13,193	825,123
Ageas	140,942	5,695,346
AGFA-Gevaert NVa	181,927	775,605
Anheuser-Busch InBev SA/NV	575,863	72,187,567
Barco NV	10,472	656,871
Befimmo SA	17,200	983,419
Bekaert SAb	25,213	808,630
bpost SA	70,421	1,664,949
Cie. d’Entreprises CFE	5,555	567,178
Cofinimmo SA	13,186	1,431,071
Colruyt SA	46,845	2,493,373

Security	Shares	Value
D’ieteren SA/NV	19,414	$632,308
Delhaize Group	73,612	7,681,623
Econocom Group SA/NV	55,002	513,018
Elia System Operator SA/NV	23,878	1,149,755
Euronav NV	91,558	1,064,015
EVS Broadcast Equipment SA	14,258	455,816
Fagron	29,876	220,796
Galapagos NVa,b	25,259	1,257,249
Gimv NV	18,421	885,000
Groupe Bruxelles Lambert SA	51,795	3,915,848
Ion Beam Applications	20,115	673,858
KBC Ancora	26,739	995,437
KBC Groep NV	179,400	10,247,579
Kinepolis Group NV	13,644	575,628
Melexis NV	15,581	778,146
Mobistar SAa	25,266	522,860
Nyrstar NVa,b	263,825	384,530
Ontex Group NV	49,980	1,843,886
Proximus SADP	104,874	3,602,954
Solvay SA	52,731	4,341,510
Telenet Group Holding NVa	36,312	1,883,236
Tessenderlo Chemie NVa	28,950	762,772
UCB SA	90,181	7,671,765
Umicore SA	67,195	2,457,178
Warehouses De Pauw CVA	12,389	1,002,062

		146,676,786
DENMARK — 1.94%
ALK-Abello A/S	5,724	787,617
Alm Brand A/S	89,812	599,020
Ambu A/Sb	22,392	691,547
AP Moeller – Maersk A/S Class A	3,110	3,914,077
AP Moeller – Maersk A/S Class B	4,589	5,868,618
Bang & Olufsen A/Sa,b	36,886	387,747
Bavarian Nordic A/Sa	21,827	906,709
Carlsberg A/S Class B	76,785	6,435,073
Chr Hansen Holding A/S	73,260	4,464,528
Coloplast A/S Class B	80,901	6,598,202
D/S Norden A/Sa,b	27,866	369,898
Danske Bank A/S	510,347	13,667,267
Dfds A/S	24,846	878,293
DSV A/S	126,441	4,896,785
FLSmidth & Co. A/Sb	38,466	1,339,674
Genmab A/Sa	37,920	4,722,921
GN Store Nord A/S	116,885	2,177,766
ISS A/S	108,007	3,805,462

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Jyske Bank A/S Registered[a]	54,191	$2,367,421
Matas A/S	36,808	693,801
NKT Holding A/S	20,285	1,120,891
Novo Nordisk A/S Class B	1,408,867	77,604,787
Novozymes A/S Class B	169,975	7,048,558
Pandora A/S	74,069	9,848,159
Rockwool International A/S Class B	5,621	847,610
Royal Unibrew A/S	29,080	1,214,328
Schouw & Co.	11,527	677,729
SimCorp A/S	34,266	1,672,348
Solar A/S Class B	6,710	378,461
Spar Nord Bank A/S	95,207	779,950
Sydbank A/S	61,995	1,802,272
TDC A/S	545,949	2,328,072
Topdanmark A/Sa	58,600	1,480,963
Tryg A/S	93,555	1,775,644
Vestas Wind Systems A/S	135,947	8,828,764
William Demant Holding A/Sa,b	19,400	1,701,791

		184,682,753
FINLAND — 1.09%
Amer Sports OYJ	87,589	2,385,503
Cargotec OYJ Class B	26,147	827,834
Caverion Corp.	79,475	753,324
Citycon OYJ	231,827	551,365
Cramo OYJ	26,092	499,157
Elisa OYJ	102,442	3,692,325
Fortum OYJ	321,840	5,032,167
Huhtamaki OYJ	66,734	2,346,087
Kemira OYJ	72,546	816,383
Kesko OYJ Class B	45,107	1,801,504
Kone OYJ Class B	239,273	10,452,006
Konecranes OYJ	39,309	865,573
Metsa Board OYJ	147,802	982,764
Metso OYJ	77,736	1,598,170
Neste OYJ	93,134	2,900,322
Nokia OYJ	2,958,750	21,129,995
Nokia OYJ New[a]	1,010,334	7,215,328
Nokian Renkaat OYJ	82,155	2,773,549
Oriola-KD OYJ Class Ba	82,130	371,471
Orion OYJ Class B	70,446	2,309,650
Outokumpu OYJ[a,b]	220,271	535,798
Outotec OYJ[b]	122,463	477,040
PKC Group OYJ[b]	20,993	325,285
Ramirent OYJ	51,401	340,941

Security	Shares	Value
Sampo OYJ Class A	317,093	$15,234,101
Sanoma OYJ[b]	54,169	249,108
Sponda OYJ	137,169	558,963
Stockmann OYJ Abp Class Ba,b	21,082	161,507
Stora Enso OYJ Class R	394,481	3,190,689
Technopolis OYJ	78,873	310,654
Tieto OYJ	37,786	1,011,528
UPM-Kymmene OYJ	377,390	6,104,903
Uponor OYJ	42,394	648,636
Valmet OYJ	80,501	795,714
Wartsila OYJ Abp	103,653	4,633,234
YIT OYJ[b]	82,213	436,075

		104,318,653
FRANCE — 9.08%
AB Science SAa,b	15,783	170,097
ABC Arbitrage	67,252	363,122
Accor SA	149,731	5,670,573
Aeroports de Paris	19,551	2,207,540
Air France-KLM[a]	118,153	944,920
Air Liquide SA	245,703	25,315,460
Airbus Group SE	425,180	26,601,009
Albioma SA	23,289	327,346
Alcatel-Lucent SAa	73,372	289,781
Alstom SAa,b	109,883	2,938,585
Alten SA	21,943	1,233,233
Altran Technologies SA	105,211	1,323,431
ANF Immobilier	5,092	109,645
APERAM SAa	34,148	1,063,047
ArcelorMittal[b]	747,313	2,813,223
Arkema SA	47,628	2,966,404
Assystem	12,133	294,079
Atos SE	62,142	4,891,763
AXA SA	1,399,145	34,472,513
BNP Paribas SA	754,757	35,709,532
Boiron SA	5,705	429,030
Bollore SA	591,338	2,380,908
Bonduelle SCA	11,512	298,584
BOURBON SAb	17,491	227,114
Bouygues SA	143,038	5,581,932
Bureau Veritas SA	182,037	3,458,847
Cap Gemini SA	117,597	10,698,826
Carrefour SA	388,142	11,016,309
Casino Guichard Perrachon SAb	39,928	1,802,474
Cellectis SAa	18,123	403,574

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
CGG SAa,b	493,460	$411,140
Christian Dior SE	38,472	6,485,738
Cie. de Saint-Gobain	348,362	14,299,408
Cie. Generale des Etablissements Michelin Class B	132,178	12,022,527
CNP Assurances	109,585	1,460,269
Coface SAa	81,476	666,939
Credit Agricole SA	748,668	7,449,642
Danone SA	418,998	28,766,748
Dassault Systemes	92,636	7,135,854
DBV Technologies SAa	15,526	787,999
Derichebourg SAa	90,261	284,699
Edenred	151,957	2,846,197
Eiffage SA	30,804	2,109,881
Electricite de France SA	185,497	2,416,632
Elior[c]	75,283	1,508,638
Elis SA	48,270	841,956
Engie SA	1,050,081	16,697,044
Eramet[a,b]	7,448	161,102
Essilor International SA	148,266	18,345,305
Esso SA Francaise[a]	2,530	120,344
Etablissements Maurel et Prom[a,b]	151,663	449,653
Euler Hermes Group	9,519	813,702
Eurazeo SA	28,543	1,740,675
Eurofins Scientific SE	6,892	2,257,008
Europcar Groupe SAa,c	63,291	717,712
Eutelsat Communications SA	119,385	3,845,058
Faiveley Transport SA	5,951	592,414
Faurecia	46,235	1,670,704
FFP	4,088	264,344
Fonciere des Regions	19,398	1,643,486
GameLoft SEa,b	70,757	387,407
Gaztransport Et Technigaz SA	20,398	760,810
Gecina SA	23,763	3,043,103
Genfit[a,b]	16,693	528,333
GL Events	8,905	155,423
Groupe Eurotunnel SE Registered	334,204	3,829,612
Groupe Fnac SAa	8,733	500,826
Havas SA	124,073	984,747
Hermes International	18,769	6,367,884
ICADE	22,426	1,589,426
Iliad SA	18,879	4,719,893

Security	Shares	Value
Imerys SA	23,698	$1,462,387
Ingenico Group SA	40,861	4,810,443
Ipsen SA	27,634	1,589,257
IPSOS	28,628	585,464
JCDecaux SA	55,644	2,184,403
Kering	53,882	9,039,880
Klepierre	155,801	6,726,518
Korian SA	28,800	971,975
L’Oreal SA	179,251	30,558,159
Lagardere SCA	85,587	2,425,440
Legrand SA	189,159	10,381,341
LISI	11,186	273,728
LVMH Moet Hennessy Louis Vuitton SE	199,572	32,003,318
Marie Brizard Wine & Spirits SAa	21,551	457,057
Mercialys SA	39,551	806,279
Mersen	12,642	183,439
Metropole Television SA	40,055	637,120
Natixis SA	689,829	3,370,128
Naturex[a,b]	5,229	407,266
Neopost SAb	26,107	622,892
Nexans SAa	20,958	800,633
Nexity SA	23,050	1,041,172
Numericable-SFR SAS	80,292	3,175,461
Orange SA	1,419,988	25,091,005
Orpea	29,531	2,331,684
Parrot SAa,b	15,334	342,296
Pernod Ricard SA	151,133	17,653,432
Peugeot SAa,b	321,611	4,753,667
Plastic Omnium SA	46,054	1,496,975
Publicis Groupe SA	135,450	8,100,572
Rallye SAb	21,281	324,682
Remy Cointreau SA	17,333	1,241,217
Renault SA	138,274	11,659,835
Rexel SA	214,491	2,530,941
Rubis SCA	31,397	2,340,068
Safran SA	224,540	14,495,198
Saft Groupe SA	26,228	683,958
Sanofi	844,000	69,909,281
Sartorius Stedim Biotech	2,785	1,013,443
Schneider Electric SE	400,871	21,302,068
SCOR SE	111,870	3,888,696
SEB SA	16,243	1,582,519
SES SA	237,372	6,181,054

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Societe BIC SA	20,761	$3,375,281
Societe Generale SA	517,791	19,710,495
Societe Television Francaise 1	85,299	954,359
Sodexo SA	66,637	6,500,946
Solocal Group[a,b]	38,976	262,322
Sopra Steria Group	11,999	1,299,001
SPIE SAa	41,940	740,167
STMicroelectronics NV	464,317	3,022,523
Suez Environnement Co.	222,582	4,112,425
Technicolor SA Registered	245,071	1,736,922
Technip SA	73,822	3,422,019
Teleperformance	41,845	3,476,473
Thales SA	76,412	5,801,766
Total SA	1,553,152	68,769,644
UBISOFT Entertainment[a]	74,960	2,055,744
Unibail-Rodamco SE	70,122	17,603,113
Valeo SA	57,129	7,383,971
Vallourec SAb	78,543	344,199
Veolia Environnement SA	343,510	8,249,768
Vicat SA	10,651	574,344
Vilmorin & Cie SA	3,211	226,778
Vinci SA	343,206	23,180,662
Virbac SAb	3,252	596,089
Vivendi SA	832,354	18,039,987
Wendel SA	19,819	1,979,601
Zodiac Aerospace	145,678	3,037,546

		865,575,679
GERMANY — 8.05%
Aareal Bank AG	44,128	1,202,312
adidas AG	151,688	15,589,442
AIXTRON SEa,b	99,600	357,696
Allianz SE Registered	325,585	52,369,267
Alstria office REIT AG	84,500	1,051,482
AURELIUS SE & Co KGaA	18,175	916,644
Aurubis AG	25,315	1,028,299
Axel Springer SE	31,845	1,651,910
BASF SE	654,969	43,302,119
Bauer AG	15,430	236,416
Bayer AG Registered	590,948	66,117,588
Bayerische Motoren Werke AG	236,572	19,623,630
BayWa AGb	11,713	342,136
Bechtle AG	11,885	1,039,230
Beiersdorf AG	71,353	6,568,813
Bertrandt AG	4,118	454,054
Bijou Brigitte AG	3,020	183,225

Security	Shares	Value
Bilfinger SEb	25,199	$1,106,614
Borussia Dortmund GmbH & Co. KGaA	92,142	392,229
Brenntag AG	109,662	5,334,348
CANCOM SE	13,343	583,503
Carl Zeiss Meditec AG Bearer[b]	25,065	738,385
Cewe Stiftung & Co. KGAA	7,467	394,894
comdirect bank AG	34,460	376,603
Commerzbank AGa	757,005	6,116,347
CompuGroup Medical AG	19,222	767,489
Continental AG	78,718	16,405,049
CTS Eventim AG & Co. KGaA	36,444	1,334,060
Daimler AG Registered	685,791	47,610,564
Deutsche Bank AG Registered	991,279	17,590,855
Deutsche Beteiligungs AG	15,178	449,671
Deutsche Boerse AG	139,883	11,898,437
Deutsche Euroshop AG	32,464	1,384,205
Deutsche Lufthansa AG Registered[a]	165,783	2,415,425
Deutsche Pfandbriefbank AGa,c	74,480	769,080
Deutsche Post AG Registered	687,444	16,610,138
Deutsche Telekom AG Registered	2,309,466	40,020,795
Deutsche Wohnen AG Bearer	239,563	6,284,766
DEUTZ AG	85,340	275,549
Dialog Semiconductor PLC[a,b]	53,779	1,631,691
DIC Asset AG	44,406	429,563
DMG Mori AG	30,147	1,201,089
Draegerwerk AG & Co. KGaA	1,303	79,561
Drillisch AGb	37,469	1,530,510
Duerr AG	20,233	1,358,686
E.ON SE	1,446,622	14,753,111
ElringKlinger AG	24,523	617,870
Evonik Industries AG	99,802	3,066,396
Evotec AGa,b	110,492	408,649
Fraport AG Frankfurt Airport Services Worldwide	28,062	1,694,034
Freenet AG	93,174	2,880,900
Fresenius Medical Care AG & Co. KGaA	156,732	13,850,563
Fresenius SE & Co. KGaA	277,004	18,265,673
GEA Group AG	130,840	5,468,349
Gerresheimer AG	23,532	1,658,392
Gerry Weber International AGb	22,505	300,133
Gesco AG	4,121	303,577

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Grammer AG	15,431	$450,571
Grand City Properties SA	76,379	1,573,577
GRENKELEASING AG	7,384	1,415,003
Hamborner REIT AG	60,478	582,680
Hamburger Hafen und Logistik AG	24,151	333,713
Hannover Rueck SE	44,536	4,655,170
HeidelbergCement AG	99,805	7,299,312
Heidelberger Druckmaschinen AGa,b	219,177	432,818
Henkel AG & Co. KGaA	74,249	6,816,943
HUGO BOSS AG	48,076	3,816,233
Indus Holding AG	18,270	829,213
Infineon Technologies AG	809,730	10,759,344
Jenoptik AG	38,983	522,629
K+S AG Registered	137,060	2,878,614
Kabel Deutschland Holding AG	15,605	1,992,475
KION Group AG	47,084	2,306,126
Kloeckner & Co. SEb	76,238	657,389
Krones AG	10,541	1,129,639
KUKA AGb	17,992	1,374,847
KWS Saat SE	1,545	428,641
Lanxess AG	65,646	2,684,663
LEG Immobilien AG	44,943	3,622,977
LEONI AGb	25,553	887,691
Linde AG	133,441	17,990,968
MAN SE	21,959	2,215,688
Merck KGaA	91,559	7,933,636
METRO AG	125,205	3,516,332
MLP AG	61,179	201,178
MorphoSys AGa,b	19,401	919,906
MTU Aero Engines AG	37,212	3,404,023
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	118,955	22,763,286
Nemetschek AG	16,817	763,357
Nordex SEa	51,055	1,641,853
NORMA Group SE	24,907	1,241,076
Osram Licht AG	64,941	2,884,558
PATRIZIA Immobilien AGa	32,881	837,349
Pfeiffer Vacuum Technology AG	8,127	743,078
ProSiebenSat.1 Media SE Registered	157,990	7,847,599
QIAGEN NVa	160,185	3,626,024

Security	Shares	Value
Rational AG	2,693	$1,200,114
Rheinmetall AG	30,320	2,152,188
RHOEN-KLINIKUM AG	28,483	822,895
RTL Group SAa	27,186	2,192,125
RWE AG	355,980	4,957,370
SAF-Holland SA	48,767	561,719
Salzgitter AG	29,389	625,831
SAP SE	704,884	55,823,440
SGL Carbon SEa,b	40,445	410,895
Siemens AG Registered	565,065	53,915,756
Sixt SE	10,237	473,096
Software AG	39,353	1,322,168
STADA Arzneimittel AG	45,391	1,561,621
STRATEC Biomedical AG	4,400	256,286
Stroeer SEb	18,668	1,097,450
Suedzucker AG	61,523	926,002
Symrise AG	88,527	5,695,710
TAG Immobilien AG	80,122	938,484
Takkt AG	25,776	478,050
Telefonica Deutschland Holding AG	424,139	2,094,141
ThyssenKrupp AG	256,973	3,958,149
TLG Immobilien AG	53,108	1,005,646
United Internet AG Registered[d]	93,227	4,788,091
Volkswagen AGb	26,082	3,403,576
Vonovia SE	331,618	10,050,748
Vossloh AGa,b	7,479	428,425
Wacker Chemie AG	11,879	861,967
Wacker Neuson SE	24,986	351,875
Wincor Nixdorf AGa	22,148	1,114,623
Wirecard AGb	85,679	4,301,231
Zalando SEa,c	63,333	2,169,985
zooplus AGa	4,161	522,279

		766,834,131
HONG KONG — 2.94%
AIA Group Ltd.	8,706,400	47,934,785
ASM Pacific Technology Ltd.	171,900	1,239,082
Bank of East Asia Ltd. (The)[b]	913,200	2,657,636
BOC Hong Kong Holdings Ltd.	2,737,000	7,209,249
Brightoil Petroleum Holdings Ltd.[b]	2,240,000	653,334
Cafe de Coral Holdings Ltd.[b]	290,000	791,805
Cathay Pacific Airways Ltd.	817,000	1,278,588
Champion REIT	1,716,000	802,565

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Cheung Kong Infrastructure Holdings Ltd.[b]	493,000	$4,611,473
Cheung Kong Property Holdings Ltd.	1,946,516	10,416,800
China LNG Group Ltd.[a,b]	13,565,000	362,530
China Smarter Energy Group Holdings Ltd.[a,b]	2,518,000	291,179
Chow Sang Sang Holdings International Ltd.[b]	235,000	350,257
Citic Telecom International Holdings Ltd.[b]	1,132,000	389,801
CK Hutchison Holdings Ltd.	1,960,016	24,264,574
CK Life Sciences International Holdings Inc.[b]	3,142,000	246,262
CLP Holdings Ltd.	1,383,000	11,568,166
Dah Sing Banking Group Ltd.[b]	386,000	602,098
Dah Sing Financial Holdings Ltd.	143,200	667,899
Emperor International Holdings Ltd.[b]	740,000	117,900
Emperor Watch & Jewellery Ltd.[a,b]	4,050,000	81,699
Esprit Holdings Ltd.[b]	1,247,000	1,281,793
Far East Consortium International Ltd./HK	966,000	307,815
FIH Mobile Ltd.	2,046,000	728,193
First Pacific Co. Ltd./Hong Kong	1,838,250	1,263,629
G-Resources Group Ltd.	18,269,400	417,836
Galaxy Entertainment Group Ltd.	1,705,000	5,279,621
Giordano International Ltd.	886,000	352,904
Global Brands Group Holding Ltd.[a]	4,330,000	662,058
Great Eagle Holdings Ltd.	160,000	447,137
Guotai Junan International Holdings Ltd.[b]	2,103,000	553,930
Haier Healthwise Holdings Ltd.[a,b]	2,622,000	101,068
Haitong International Securities Group Ltd.	1,242,000	609,602
Hang Lung Properties Ltd.	1,645,000	3,014,024
Hang Seng Bank Ltd.	564,800	9,325,222
Henderson Land Development Co. Ltd.	862,480	4,654,357
HK Electric Investments & HK Electric Investments Ltd.[c]	2,275,000	1,777,241

Security	Shares	Value
HKBN Ltd.	681,500	$866,887
HKT Trust & HKT Ltd.	1,890,200	2,482,104
Hong Kong & China Gas Co. Ltd.	5,167,449	9,043,044
Hong Kong Exchanges and Clearing Ltd.	812,500	17,778,674
Hongkong Land Holdings Ltd.	451,800	2,832,786
Hopewell Holdings Ltd.	390,500	1,176,590
Hsin Chong Construction Group Ltd.[b]	2,020,000	181,682
Hutchison Telecommunications Hong Kong Holdings Ltd.[b]	1,186,000	371,823
Hybrid Kinetic Group Ltd.[a,b]	10,890,000	377,792
Hysan Development Co. Ltd.	448,000	1,726,874
Johnson Electric Holdings Ltd.	275,750	813,129
Kerry Logistics Network Ltd.	437,000	600,795
Kerry Properties Ltd.	473,500	1,087,800
Kowloon Development Co. Ltd.[b]	289,000	234,680
Lai Sun Development Co. Ltd.	11,129,000	137,274
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	923,500	300,206
Li & Fung Ltd.[b]	4,318,000	2,463,355
Link REIT	1,626,500	9,268,491
Luk Fook Holdings International Ltd.[b]	257,000	474,186
Macau Legend Development Ltd.[a,b]	2,281,750	293,177
Man Wah Holdings Ltd.	540,400	583,946
Melco Crown Entertainment Ltd. ADR[b]	75,134	1,145,042
Melco International Development Ltd.[b]	563,000	677,089
MGM China Holdings Ltd.	700,400	836,033
Midland Holdings Ltd.[a,b]	522,000	173,042
MTR Corp. Ltd.	1,067,500	4,814,335
New World Development Co. Ltd.	3,947,000	3,194,986
Newocean Energy Holdings Ltd.	680,000	228,040
NWS Holdings Ltd.	1,121,166	1,656,644
Orient Overseas International Ltd.	156,000	577,269
Pacific Basin Shipping Ltd.	1,797,000	325,558
Pacific Textiles Holdings Ltd.	521,000	757,784
PCCW Ltd.	3,050,000	1,818,357

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Power Assets Holdings Ltd.	1,031,000	$9,365,682
Prosperity REIT	1,179,000	412,044
Regal REIT[b]	699,000	161,663
Sa Sa International Holdings Ltd.[b]	948,000	258,229
Sands China Ltd.	1,761,200	6,064,637
Shangri-La Asia Ltd.	860,000	795,595
Shun Tak Holdings Ltd.	964,000	322,041
Singamas Container Holdings Ltd.	1,476,000	134,650
Sino Land Co. Ltd.	2,292,000	2,909,597
SITC International Holdings Co. Ltd.	900,000	415,144
SJM Holdings Ltd.[b]	1,435,000	938,493
SmarTone Telecommunications Holdings Ltd.[b]	288,000	443,313
SOCAM Development Ltd.[a,b]	258,000	141,881
Sun Hung Kai Properties Ltd.	1,245,000	13,405,244
Sunlight REIT	847,000	400,491
Swire Pacific Ltd. Class A	423,000	4,076,270
Swire Properties Ltd.	865,800	2,230,454
Techtronic Industries Co. Ltd.	1,007,500	3,792,923
Television Broadcasts Ltd.	56,900	197,761
Texwinca Holdings Ltd.	588,000	566,631
Town Health International Medical Group Ltd.[b]	2,862,000	529,534
Truly International Holdings Ltd.	1,240,000	278,818
United Laboratories International Holdings Ltd. (The)[a]	502,000	188,342
Value Partners Group Ltd.[b]	684,000	611,683
VTech Holdings Ltd.[b]	113,900	1,140,046
WH Group Ltd.[a,c]	4,290,500	2,436,641
Wharf Holdings Ltd. (The)	988,000	4,570,048
Wheelock & Co. Ltd.	662,000	2,513,488
Wynn Macau Ltd.[b]	1,172,800	1,258,264
Xinyi Glass Holdings Ltd.[b]	1,538,000	774,647
Yue Yuen Industrial Holdings Ltd.	546,500	1,878,345

		279,826,185
IRELAND — 0.51%
Bank of Ireland[a]	19,692,669	6,477,768
C&C Group PLC	220,689	854,891
CRH PLC	579,995	15,237,725
Glanbia PLC	128,184	2,427,969

Security	Shares	Value
Hibernia REIT PLC	497,328	$696,345
Irish Continental Group PLC	136,139	771,900
Kerry Group PLC Class A	110,633	9,014,193
Kingspan Group PLC	110,593	2,840,299
Origin Enterprises PLC	91,430	668,482
Paddy Power PLC	28,390	4,225,452
Ryanair Holdings PLC ADR	25,567	2,003,174
Smurfit Kappa Group PLC	163,015	3,527,807

		48,746,005
ISRAEL — 0.80%
Airport City Ltd.[a]	49,847	441,051
Alony Hetz Properties & Investments Ltd.	70,552	497,618
Azrieli Group Ltd.	27,876	983,075
Bank Hapoalim BM	770,822	3,556,306
Bank Leumi le-Israel BMa	1,022,378	3,357,398
Bezeq The Israeli Telecommunication Corp. Ltd.	1,438,667	3,084,533
Cellcom Israel Ltd.[a,b]	47,376	303,013
Check Point Software Technologies Ltd.[a,b]	50,162	3,953,267
Clal Insurance Enterprises Holdings Ltd.[a]	31,791	348,800
Delek Automotive Systems Ltd.	39,344	350,208
Delek Group Ltd.	4,118	698,956
Elbit Systems Ltd.	18,723	1,595,098
EZchip Semiconductor Ltd.[a]	23,566	596,947
First International Bank of Israel Ltd.	37,133	438,388
Frutarom Industries Ltd.	31,296	1,578,388
Gazit-Globe Ltd.	70,043	548,742
Harel Insurance Investments & Financial Services Ltd.	97,747	363,001
Israel Chemicals Ltd.	389,679	1,559,445
Israel Corp. Ltd. (The)	2,988	495,451
Israel Discount Bank Ltd. Class Aa	818,921	1,336,144
Ituran Location and Control Ltd.[b]	25,234	449,481
Melisron Ltd.	14,196	450,393
Migdal Insurance & Financial Holding Ltd.[b]	398,792	259,097
Mizrahi Tefahot Bank Ltd.	106,338	1,186,865
NICE-Systems Ltd.	41,753	2,443,548

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Oil Refineries Ltd.[a,b]	1,117,181	$461,768
Osem Investments Ltd.	25,178	419,458
Partner Communications Co. Ltd.[a]	84,473	380,119
Paz Oil Co. Ltd.	4,687	728,706
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	7,637	330,142
Shikun & Binui Ltd.[b]	270,528	417,181
Shufersal Ltd.[a]	121,237	381,581
Strauss Group Ltd.[b]	34,475	476,731
Taro Pharmaceutical Industries Ltd.[a,b]	6,281	915,770
Teva Pharmaceutical Industries Ltd.	657,847	39,830,207
Tower Semiconductor Ltd.[a]	49,526	610,242

		75,827,118
ITALY — 2.32%
A2A SpA	1,273,953	1,517,707
ACEA SpA	67,749	1,005,783
Amplifon SpA	83,905	699,986
Anima Holding SpA[c]	157,685	1,151,705
Ansaldo STS SpA	81,188	866,196
Assicurazioni Generali SpA	846,598	12,632,482
Astaldi SpA[b]	43,794	219,498
ASTM SpA	31,794	345,059
Atlantia SpA	297,391	7,748,747
Autogrill SpA[a]	105,861	894,038
Azimut Holding SpA	53,004	1,109,780
Banca Carige SpA[a,b]	471,729	368,278
Banca Generali SpA	48,403	1,312,504
Banca Mediolanum SpA	184,125	1,227,272
Banca Monte dei Paschi di Siena SpA[a,b]	1,908,698	1,369,298
Banca Popolare dell’Emilia Romagna SC	360,734	2,146,827
Banca Popolare di Milano Scarl	1,726,214	1,402,755
Banca Popolare di Sondrio Scarl	353,344	1,343,528
Banco Popolare SCa	92,627	853,934
Beni Stabili SpA SIIQ	923,857	619,789
Brembo SpA	28,041	1,144,491
Buzzi Unicem SpA[b]	73,286	1,103,050
Cerved Information Solutions SpA	153,373	1,259,615

Security	Shares	Value
CIR-Compagnie Industriali Riunite SpA[a]	381,774	$366,831
CNH Industrial NV	682,285	4,233,957
Credito Emiliano SpA	78,450	521,205
Credito Valtellinese SCa	924,535	854,836
Danieli & C Officine Meccaniche SpA	13,072	252,339
Danieli & C Officine Meccaniche SpA RSP	29,062	415,409
Davide Campari-Milano SpA	228,424	1,993,395
De’ Longhi SpA	40,941	972,389
DiaSorin SpA	18,559	973,965
Ei Towers SpA	15,506	898,476
Enel Green Power SpA	1,387,225	2,701,883
Enel SpA	5,142,563	20,967,068
Eni SpA	1,822,764	26,192,425
ERG SpA	48,773	606,910
EXOR SpA	75,408	2,442,144
Ferrari NVa,b	93,133	3,688,348
FinecoBank Banca Fineco SpA	187,861	1,445,285
Finmeccanica SpA[a]	151,188	1,788,071
Geox SpA[a,b]	83,471	321,719
Hera SpA	594,125	1,658,612
Industria Macchine Automatiche SpA	12,950	628,463
Infrastrutture Wireless Italiane SpA[a,c]	192,574	966,442
Interpump Group SpA	61,441	776,512
Intesa Sanpaolo SpA	9,229,169	26,144,445
Iren SpA	609,104	895,691
Italcementi SpA	140,479	1,571,734
Luxottica Group SpA	124,236	7,736,419
MARR SpA	32,468	620,080
Mediaset SpA	573,491	1,913,763
Mediobanca SpA	423,483	3,374,861
Moncler SpA	105,988	1,558,559
OVS SpA[a,c]	93,500	566,561
Piaggio & C SpA[b]	206,069	430,345
Prysmian SpA	149,314	3,048,735
Recordati SpA	77,879	1,921,332
Safilo Group SpA[a,b]	5,840	62,718
Saipem SpA[a,b]	186,620	115,202
Salini Impregilo SpA	164,397	636,475
Salvatore Ferragamo SpA	37,781	849,914
Saras SpA[a]	100,048	207,853

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Snam SpA	1,595,734	$8,918,217
Societa Cattolica di Assicurazioni Scrl	111,107	782,654
Societa Iniziative Autostradali e Servizi SpA	57,676	545,448
Telecom Italia SpA[a,b]	8,251,807	9,125,300
Tenaris SA	336,844	3,455,289
Terna Rete Elettrica Nazionale SpA	1,215,666	6,490,238
Tod’s SpA[b]	9,362	735,449
Trevi Finanziaria Industriale SpA[b]	145,611	241,852
UniCredit SpA	3,494,320	13,415,086
Unione di Banche Italiane SpA	668,541	3,112,043
Unipol Gruppo Finanziario SpA	327,665	1,333,107
UnipolSai SpA	824,115	1,737,097
Yoox Net-A-Porter Group SpA[a]	37,967	1,298,197

		220,853,670
JAPAN — 24.11%
77 Bank Ltd. (The)	243,000	1,109,974
ABC-Mart Inc.	19,900	1,068,434
Accordia Golf Co. Ltd.	37,100	339,543
Acom Co. Ltd.[a]	306,000	1,364,887
Activia Properties Inc.	405	1,806,468
Adastria Co. Ltd.	11,820	700,032
ADEKA Corp.	66,100	885,046
Aderans Co. Ltd.	41,600	205,827
Advance Residence Investment Corp.	894	1,923,653
Advantest Corp.[b]	103,600	945,591
Aeon Co. Ltd.	473,300	6,243,424
Aeon Delight Co. Ltd.	18,300	597,076
AEON Financial Service Co. Ltd.	78,900	1,783,095
Aeon Mall Co. Ltd.	82,300	1,238,596
AEON REIT Investment Corp.	691	715,743
Ai Holdings Corp.	31,800	765,680
Aica Kogyo Co. Ltd.	40,700	764,816
Aichi Steel Corp.	95,000	360,963
Aida Engineering Ltd.	58,100	520,220
Aiful Corp.[a,b]	248,900	766,858
Ain Holdings Inc.	15,200	680,494
Air Water Inc.	115,000	1,801,016
Aisin Seiki Co. Ltd.	138,600	5,781,440
Ajinomoto Co. Inc.	405,000	9,488,973

Security	Shares	Value
Akebono Brake Industry Co. Ltd.[b]	126,600	$257,247
Alfresa Holdings Corp.	134,000	2,454,979
Alpine Electronics Inc.	31,000	346,194
Alps Electric Co. Ltd.	131,200	2,533,727
Amada Holdings Co. Ltd.	258,800	2,396,356
Amano Corp.	47,300	613,788
ANA Holdings Inc.	813,000	2,357,106
Anritsu Corp.	111,600	681,224
AOKI Holdings Inc.	35,000	429,315
Aoyama Trading Co. Ltd.	33,000	1,293,396
Aozora Bank Ltd.	788,000	2,610,069
Arcs Co. Ltd.	25,400	507,517
Ariake Japan Co. Ltd.	16,200	896,543
Asahi Diamond Industrial Co. Ltd.	50,400	491,240
Asahi Glass Co. Ltd.	680,000	4,083,426
Asahi Group Holdings Ltd.	276,800	8,772,821
Asahi Holdings Inc.	23,600	339,385
Asahi Intecc Co. Ltd.	38,000	1,723,207
Asahi Kasei Corp.	912,000	5,829,146
Asatsu-DK Inc.	26,400	566,532
ASICS Corp.	118,600	2,165,982
ASKUL Corp.	16,800	538,422
Astellas Pharma Inc.	1,525,300	20,788,378
Atom Corp.[b]	62,500	352,084
Autobacs Seven Co. Ltd.	42,100	726,444
Avex Group Holdings Inc.	34,500	383,571
Awa Bank Ltd. (The)	148,000	805,617
Azbil Corp.	45,100	1,031,900
Bandai Namco Holdings Inc.	128,200	2,880,304
Bando Chemical Industries Ltd.	94,000	368,810
Bank of Iwate Ltd. (The)	12,600	486,036
Bank of Kyoto Ltd. (The)	244,000	1,858,241
Bank of Nagoya Ltd. (The)	127,000	434,296
Bank of Saga Ltd. (The)	112,000	229,430
Bank of the Ryukyus Ltd.	36,200	461,377
Bank of Yokohama Ltd. (The)	807,000	4,234,142
Benesse Holdings Inc.	45,600	1,259,918
BIC Camera Inc.	72,500	644,365
BML Inc.	11,200	339,058
Bridgestone Corp.	465,100	16,657,776
Broadleaf Co. Ltd.	31,700	289,074
Brother Industries Ltd.	165,500	1,639,074
Calbee Inc.	54,900	2,242,436

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Calsonic Kansei Corp.	120,000	$1,032,834
Canon Electronics Inc.	15,300	219,519
Canon Inc.	761,600	21,023,972
Canon Marketing Japan Inc.	29,400	524,059
Capcom Co. Ltd.	36,700	803,935
Casio Computer Co. Ltd.[b]	147,600	2,813,867
Cawachi Ltd.	16,900	281,283
Central Glass Co. Ltd.	148,000	784,835
Central Japan Railway Co.	103,900	18,970,879
Century Tokyo Leasing Corp.	33,000	1,199,356
Chiba Bank Ltd. (The)	498,000	3,031,644
Chiyoda Co. Ltd.	21,200	582,249
Chiyoda Corp.	122,000	878,735
Chofu Seisakusho Co. Ltd.	14,700	298,456
Chubu Electric Power Co. Inc.	471,900	5,977,439
Chugai Pharmaceutical Co. Ltd.	163,800	4,945,186
Chugoku Bank Ltd. (The)	114,100	1,336,421
Chugoku Electric Power Co. Inc. (The)	224,900	2,962,999
Ci:z Holdings Co. Ltd.[b]	19,500	326,329
Citizen Holdings Co. Ltd.	185,900	1,116,337
CKD Corp.	51,200	469,434
Coca-Cola East Japan Co. Ltd.	47,300	754,831
Coca-Cola West Co. Ltd.	50,000	1,089,084
Cocokara fine Inc.	14,000	571,842
COLOPL Inc.	36,900	700,114
Colowide Co. Ltd.	43,900	607,018
Comforia Residential REIT Inc.	369	659,576
COMSYS Holdings Corp.	77,400	1,112,427
COOKPAD Inc.[a,b]	43,200	552,734
Cosel Co. Ltd.	42,900	351,166
Cosmo Energy Holdings Co. Ltd.[a]	42,400	460,896
Cosmos Pharmaceutical Corp.[b]	7,000	1,045,967
Create SD Holdings Co. Ltd.	27,100	576,853
Credit Saison Co. Ltd.	110,100	2,028,936
CyberAgent Inc.	35,400	1,637,467
Dai Nippon Printing Co. Ltd.	378,000	3,478,231
Dai-ichi Life Insurance Co. Ltd. (The)	773,800	10,440,691
Daibiru Corp.	42,100	333,489
Daicel Corp.	211,000	3,048,272
Daido Steel Co. Ltd.	196,000	804,626
Daifuku Co. Ltd.	71,600	1,173,373
Daihatsu Motor Co. Ltd.	135,700	2,084,847

Security	Shares	Value
Daihen Corp.	95,000	$492,008
Daiichi Sankyo Co. Ltd.	461,500	9,459,482
Daiichikosho Co. Ltd.	32,200	1,285,979
Daikin Industries Ltd.	168,700	11,161,665
Daikyo Inc.	245,000	390,575
Daio Paper Corp.[b]	55,600	488,191
Daiseki Co. Ltd.	38,000	582,249
Daishi Bank Ltd. (The)	230,000	862,512
Daito Trust Construction Co. Ltd.	51,400	6,466,130
Daiwa House Industry Co. Ltd.	440,000	12,211,622
Daiwa House REIT Investment Corp.	231	885,343
Daiwa House Residential Investment Corp.	509	1,038,475
Daiwa Office Investment Corp.	214	1,216,140
Daiwa Securities Group Inc.	1,172,000	7,265,403
Daiwabo Holdings Co. Ltd.	236,000	438,607
DCM Holdings Co. Ltd.	76,500	547,218
Dena Co. Ltd.	81,200	1,155,640
Denka Co. Ltd.	323,000	1,406,030
Denso Corp.	345,400	14,721,546
Dentsu Inc.	156,400	8,151,687
DIC Corp.	593,000	1,498,848
Digital Garage Inc.	32,900	542,694
Disco Corp.	19,000	1,773,427
DMG Mori Co. Ltd.	78,400	742,781
Don Quijote Holdings Co. Ltd.	86,500	2,875,831
Doshisha Co. Ltd.	24,800	488,769
Doutor Nichires Holdings Co. Ltd.	21,500	324,813
Dowa Holdings Co. Ltd.	194,000	1,293,173
DTS Corp.	21,200	435,505
Duskin Co. Ltd.	35,100	618,704
Earth Chemical Co. Ltd.	10,900	412,807
East Japan Railway Co.	240,400	21,822,955
Ebara Corp.	327,000	1,423,442
EDION Corp.[b]	50,100	371,617
Eighteenth Bank Ltd. (The)	110,000	293,479
Eisai Co. Ltd.	180,800	10,737,637
Eizo Corp.	18,700	439,291
Electric Power Development Co. Ltd.	108,300	3,605,080
Enplas Corp.	10,300	356,478
EPS Holdings Inc.	29,000	311,882

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Euglena Co. Ltd.[a,b]	48,400	$681,234
Exedy Corp.	21,700	499,191
Ezaki Glico Co. Ltd.	30,000	1,620,617
FamilyMart Co. Ltd.	43,200	1,998,265
Fancl Corp.	31,400	409,018
FANUC Corp.	140,900	18,400,273
Fast Retailing Co. Ltd.	38,200	12,125,932
FCC Co. Ltd.	28,800	627,550
Fields Corp.[b]	16,200	283,281
Foster Electric Co. Ltd.	18,100	383,036
FP Corp.	18,100	654,091
France Bed Holdings Co. Ltd.	46,200	366,349
Frontier Real Estate Investment Corp.	322	1,300,607
Fuji Co. Ltd./Ehime	18,800	350,641
Fuji Electric Co. Ltd.	410,000	1,398,670
Fuji Heavy Industries Ltd.	421,900	16,922,698
Fuji Kyuko Co. Ltd.	41,000	417,569
Fuji Machine Manufacturing Co. Ltd.	57,700	545,711
Fuji Oil Holdings Inc.	40,700	657,574
Fuji Seal International Inc.	15,700	467,505
Fuji Soft Inc.	20,900	464,732
FUJIFILM Holdings Corp.	330,600	12,556,055
Fujikura Ltd.	220,000	1,057,614
Fujimi Inc.	19,800	248,757
Fujitec Co. Ltd.	57,000	528,262
Fujitsu General Ltd.	42,000	555,074
Fujitsu Ltd.	1,336,000	5,487,902
Fujiya Co. Ltd.[a]	237,000	373,907
Fukuoka Financial Group Inc.	553,000	2,302,168
Fukuoka REIT Corp.	507	823,747
Fukuyama Transporting Co. Ltd.[b]	71,000	346,599
Funai Electric Co. Ltd.[b]	30,600	216,865
Furukawa Co. Ltd.	245,000	427,002
Furukawa Electric Co. Ltd.	527,000	1,070,846
Futaba Corp.	26,600	331,772
Fuyo General Lease Co. Ltd.	14,300	695,717
Geo Holdings Corp.	32,900	501,659
Global One Real Estate Investment Corp.	160	561,021
Glory Ltd.	43,700	1,373,465
GLP J-REIT	1,597	1,544,697
GMO Internet Inc.	63,000	767,042

Security	Shares	Value
GMO Payment Gateway Inc.[b]	14,900	$763,061
Goldcrest Co. Ltd.	19,000	314,509
Gree Inc.	108,800	473,610
GS Yuasa Corp.	276,000	948,383
GungHo Online Entertainment Inc.[a,b]	301,100	790,896
Gunma Bank Ltd. (The)	271,000	1,477,388
Gunze Ltd.	148,000	411,977
H2O Retailing Corp.	62,300	1,046,181
Hachijuni Bank Ltd. (The)	290,000	1,595,341
Hakuhodo DY Holdings Inc.	172,900	1,813,761
Hamamatsu Photonics KK	105,300	2,575,421
Hankyu Hanshin Holdings Inc.	794,000	4,886,053
Hankyu REIT Inc.	516	555,787
Hanwa Co. Ltd.	148,000	610,019
Haseko Corp.	201,700	2,074,229
Hazama Ando Corp.	131,800	632,518
Heiwa Corp.	37,100	714,021
Heiwa Real Estate Co. Ltd.	44,200	450,525
Heiwa Real Estate REIT Inc.	871	597,142
Heiwado Co. Ltd.	23,800	479,676
Hibiya Engineering Ltd.	17,700	221,789
Higashi-Nippon Bank Ltd. (The)	129,000	362,285
Hikari Tsushin Inc.	13,000	847,231
Hino Motors Ltd.	186,700	2,078,814
Hirose Electric Co. Ltd.	22,000	2,453,228
Hiroshima Bank Ltd. (The)	366,000	1,798,786
HIS Co. Ltd.	29,200	853,822
Hisamitsu Pharmaceutical Co. Inc.	42,300	1,876,273
Hitachi Capital Corp.	37,600	911,543
Hitachi Chemical Co. Ltd.	75,500	1,300,273
Hitachi Construction Machinery Co. Ltd.	77,500	1,108,743
Hitachi High-Technologies Corp.	50,200	1,399,455
Hitachi Koki Co. Ltd.	48,600	303,487
Hitachi Kokusai Electric Inc.	40,000	472,804
Hitachi Ltd.	3,474,000	16,826,941
Hitachi Maxell Ltd.	30,000	432,660
Hitachi Metals Ltd.	149,000	1,640,582
Hitachi Transport System Ltd.	37,800	606,349
Hitachi Zosen Corp.	120,200	603,656
Hogy Medical Co. Ltd.	9,300	456,300
Hokkaido Electric Power Co. Inc.[a]	146,900	1,349,298

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Hokkoku Bank Ltd. (The)	209,000	$578,326
Hokuetsu Bank Ltd. (The)	231,000	448,395
Hokuetsu Kishu Paper Co. Ltd.	99,300	595,480
Hokuhoku Financial Group Inc.	860,000	1,569,900
Hokuriku Electric Power Co.	127,800	1,785,072
Hokuto Corp.	20,400	387,223
Honda Motor Co. Ltd.	1,163,400	32,106,054
HORIBA Ltd.	26,700	936,204
Hoshizaki Electric Co. Ltd.	29,900	2,062,239
Hosiden Corp.	67,600	316,600
House Foods Group Inc.	38,700	759,839
Hoya Corp.	297,500	11,303,845
Hulic Co. Ltd.	212,500	1,800,892
Hulic Reit Inc.	562	812,838
Hyakugo Bank Ltd. (The)	170,000	706,315
Hyakujushi Bank Ltd. (The)	183,000	583,472
Ibiden Co. Ltd.[b]	86,000	1,192,698
IBJ Leasing Co. Ltd.	20,800	393,785
Ichibanya Co. Ltd.	7,300	361,186
Ichigo Inc.[b]	165,500	563,218
Ichigo Office REIT Investment	815	598,468
Idec Corp./Japan	63,000	562,533
Idemitsu Kosan Co. Ltd.	63,900	942,151
Ihara Chemical Industry Co. Ltd.	30,700	368,456
IHI Corp.	1,038,000	2,177,772
Iida Group Holdings Co. Ltd.	108,900	1,907,875
Iino Kaiun Kaisha Ltd.	108,200	394,137
Inaba Denki Sangyo Co. Ltd.	17,700	543,873
Inabata & Co. Ltd.	39,600	373,545
Industrial & Infrastructure Fund Investment Corp.	242	1,123,397
INPEX Corp.	672,400	5,851,182
Internet Initiative Japan Inc.[b]	26,100	486,795
Invincible Investment Corp.	1,912	1,159,219
Iriso Electronics Co. Ltd.	7,500	354,975
Iseki & Co. Ltd.	326,000	441,614
Isetan Mitsukoshi Holdings Ltd.	255,300	3,190,591
Ishihara Sangyo Kaisha Ltd.[a]	500,000	371,701
Isuzu Motors Ltd.	424,500	4,214,670
IT Holdings Corp.	56,100	1,217,782
Ito EN Ltd.[b]	46,000	1,223,475
ITOCHU Corp.	1,137,000	13,124,830
ITOCHU Enex Co. Ltd.	51,100	385,366
Itochu Techno-Solutions Corp.	33,200	530,915

Security	Shares	Value
Itoham Foods Inc.	75,000	$426,837
Iwatani Corp.	123,000	624,830
Iyo Bank Ltd. (The)	178,000	1,482,047
Izumi Co. Ltd.	25,700	986,053
J Front Retailing Co. Ltd.	178,000	2,418,618
J Trust Co. Ltd.[b]	60,200	421,174
J-Oil Mills Inc.	98,000	280,081
Jaccs Co. Ltd.	136,000	452,715
Jafco Co. Ltd.	29,300	930,562
Japan Airlines Co. Ltd.	86,300	3,190,673
Japan Airport Terminal Co. Ltd.[b]	32,200	1,263,371
Japan Aviation Electronics Industry Ltd.	45,000	444,926
Japan Communications Inc.[a,b]	118,600	173,396
Japan Display Inc.[a,b]	277,800	631,025
Japan Excellent Inc.	806	891,450
Japan Exchange Group Inc.	400,300	5,574,739
Japan Hotel REIT Investment Corp.	2,421	1,821,774
Japan Logistics Fund Inc.	591	1,169,649
Japan Petroleum Exploration Co. Ltd.	20,000	509,644
Japan Post Bank Co. Ltd.[a]	286,000	3,477,405
Japan Post Holdings Co. Ltd.[a]	329,400	4,339,760
Japan Prime Realty Investment Corp.	565	2,018,441
Japan Pulp & Paper Co. Ltd.	46,000	126,527
Japan Real Estate Investment Corp.	931	4,906,273
Japan Rental Housing Investments Inc.	1,125	757,341
Japan Retail Fund Investment Corp.	1,725	3,629,104
Japan Securities Finance Co. Ltd.	97,900	443,144
Japan Steel Works Ltd. (The)	240,000	753,314
Japan Tobacco Inc.	791,600	30,476,584
JFE Holdings Inc.	348,800	4,627,042
JGC Corp.	150,000	2,335,522
Joyo Bank Ltd. (The)	451,000	1,803,031
JSP Corp.	12,800	245,501
JSR Corp.	136,800	1,952,591
JTEKT Corp.	149,300	2,351,754
Juroku Bank Ltd. (The)	225,000	795,440
JVC Kenwood Corp.	109,600	252,578

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
JX Holdings Inc.	1,602,400	$6,035,554
K’s Holdings Corp.	33,100	1,114,133
kabu.com Securities Co. Ltd.	178,200	532,841
Kadokawa Dwango[a]	37,800	553,894
Kagome Co. Ltd.	48,000	821,509
Kajima Corp.	626,000	3,495,445
Kakaku.com Inc.	112,800	2,150,435
Kaken Pharmaceutical Co. Ltd.	25,600	1,664,164
Kamigumi Co. Ltd.	161,000	1,428,274
Kanamoto Co. Ltd.	21,300	513,389
Kaneka Corp.	209,000	1,966,307
Kanematsu Corp.	345,000	541,445
Kansai Electric Power Co. Inc. (The)[a]	514,300	5,503,454
Kansai Paint Co. Ltd.	172,600	2,370,907
Kansai Urban Banking Corp.	25,900	266,990
Kao Corp.	364,500	19,253,934
Kappa Create Co. Ltd.[a,b]	29,300	295,263
Kato Sangyo Co. Ltd.	17,600	430,024
Kato Works Co. Ltd.	90,000	330,814
Kawasaki Heavy Industries Ltd.	1,030,000	3,122,372
Kawasaki Kisen Kaisha Ltd.	632,000	1,117,152
KDDI Corp.	1,257,600	31,246,527
Keihan Electric Railway Co. Ltd.	362,000	2,242,597
Keihin Corp.	36,500	563,788
Keikyu Corp.	320,000	2,619,419
Keio Corp.	409,000	3,584,430
Keisei Electric Railway Co. Ltd.	201,000	2,633,181
Keiyo Bank Ltd. (The)	181,000	772,948
Kenedix Inc.	180,000	722,587
Kenedix Office Investment Corp.	296	1,488,985
Kenedix Residential Investment Corp.	263	609,137
Kewpie Corp.	72,000	1,554,008
KEY Coffee Inc.	28,300	452,323
Keyence Corp.	32,800	15,150,341
Kikkoman Corp.	110,000	3,598,067
Kinden Corp.	98,000	1,198,844
Kintetsu Group Holdings Co. Ltd.	1,282,000	5,231,140
Kintetsu World Express Inc.	29,800	480,482
Kirin Holdings Co. Ltd.	590,300	8,262,201
Kisoji Co. Ltd.	23,800	421,289
Kissei Pharmaceutical Co. Ltd.	17,200	387,432

Security	Shares	Value
Kitz Corp.	73,700	$325,689
Kiyo Bank Ltd. (The)	57,200	725,719
Koa Corp.	39,300	301,896
Kobayashi Pharmaceutical Co. Ltd.	18,900	1,587,684
Kobe Steel Ltd.	2,194,000	2,084,087
Koei Tecmo Holdings Co. Ltd.	32,600	479,043
Kohnan Shoji Co. Ltd.	31,400	446,107
Koito Manufacturing Co. Ltd.	76,600	3,473,622
Kokuyo Co. Ltd.	60,000	635,857
Komatsu Ltd.	657,300	9,612,602
Komeri Co. Ltd.	22,400	439,988
Komori Corp.	40,800	451,592
Konami Holdings Corp.	72,900	1,665,563
Konica Minolta Inc.	320,600	2,650,812
Konishi Co. Ltd.	20,300	404,776
Kose Corp.	23,800	2,170,338
Kubota Corp.	805,000	11,629,662
Kumagai Gumi Co. Ltd.	258,000	752,274
Kurabo Industries Ltd.	211,000	355,545
Kuraray Co. Ltd.	252,700	3,005,724
Kureha Corp.	102,000	355,545
Kurita Water Industries Ltd.	77,400	1,627,085
Kuroda Electric Co. Ltd.	33,000	526,081
KYB Corp.	152,000	430,645
Kyocera Corp.	229,000	9,385,851
Kyoei Steel Ltd.	15,800	271,457
Kyokuto Kaihatsu Kogyo Co. Ltd.	47,200	458,101
KYORIN Holdings Inc.	33,600	613,079
Kyoritsu Maintenance Co. Ltd.	8,800	652,013
Kyowa Exeo Corp.	61,700	624,313
Kyowa Hakko Kirin Co. Ltd.	173,000	2,466,427
Kyushu Electric Power Co. Inc.[a]	318,200	3,382,674
Kyushu Financial Group Inc.[a]	253,600	1,558,488
Laox Co. Ltd.[a,b]	237,000	356,288
Lawson Inc.	47,600	3,711,593
Leopalace21 Corp.[a]	192,100	1,047,256
Lintec Corp.	32,300	645,653
Lion Corp.	164,000	1,500,946
LIXIL Group Corp.	190,400	3,963,226
M3 Inc.	145,400	3,276,349
Mabuchi Motor Co. Ltd.	37,100	1,955,132
Maeda Corp.	100,000	610,416
Maeda Road Construction Co. Ltd.	48,000	741,023

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Makino Milling Machine Co. Ltd.	82,000	$528,311
Makita Corp.	86,800	4,796,531
Mandom Corp.	15,100	613,030
Mani Inc.	21,700	342,533
Mars Engineering Corp.	11,800	200,395
Marubeni Corp.	1,144,700	5,395,166
Marudai Food Co. Ltd.	94,000	349,399
Maruha Nichiro Corp.	34,500	649,164
Marui Group Co. Ltd.	164,400	2,569,238
Maruichi Steel Tube Ltd.	31,000	864,205
Maruwa Co. Ltd./Aichi	15,400	330,223
Matsui Securities Co. Ltd.	90,500	773,696
Matsumotokiyoshi Holdings Co. Ltd.	27,300	1,258,283
Matsuya Co. Ltd.[b]	34,200	267,521
Mazda Motor Corp.	389,400	6,910,551
McDonald’s Holdings Co. Japan Ltd.[a,b]	47,000	924,743
MCUBS MidCity Investment Corp.	191	560,860
Medipal Holdings Corp.	101,800	1,627,085
Megachips Corp.[b]	45,000	386,941
MEGMILK SNOW BRAND Co. Ltd.	31,700	816,950
Meidensha Corp.	162,000	618,213
MEIJI Holdings Co. Ltd.	89,200	7,360,575
Meitec Corp.	24,900	828,869
Melco Holdings Inc.	12,700	219,665
Message Co. Ltd.[b]	10,800	310,445
Micronics Japan Co. Ltd.	26,100	240,379
Milbon Co. Ltd.	10,200	367,340
Minato Bank Ltd. (The)	136,000	221,303
Minebea Co. Ltd.	238,000	1,816,479
Miraca Holdings Inc.	40,600	1,649,957
MIRAIT Holdings Corp.	46,700	359,513
Misawa Homes Co. Ltd.	52,000	356,503
MISUMI Group Inc.	194,300	2,328,743
Mitsuba Corp.	30,000	407,632
Mitsubishi Chemical Holdings Corp.	966,400	5,286,802
Mitsubishi Corp.	974,700	15,341,270
Mitsubishi Electric Corp.	1,382,000	12,551,183
Mitsubishi Estate Co. Ltd.	893,000	17,463,160
Mitsubishi Gas Chemical Co. Inc.	271,000	1,275,926

Security	Shares	Value
Mitsubishi Heavy Industries Ltd.	2,179,000	$8,398,145
Mitsubishi Logistics Corp.	83,000	1,118,870
Mitsubishi Materials Corp.	817,000	2,476,678
Mitsubishi Motors Corp.	452,800	3,598,014
Mitsubishi Paper Mills Ltd.[a]	797,000	546,409
Mitsubishi Pencil Co. Ltd.	15,500	701,607
Mitsubishi Shokuhin Co. Ltd.	9,400	218,569
Mitsubishi Steel Manufacturing Co. Ltd.	188,000	326,106
Mitsubishi Tanabe Pharma Corp.	160,400	2,596,820
Mitsubishi UFJ Financial Group Inc.	9,135,000	45,982,480
Mitsubishi UFJ Lease & Finance Co. Ltd.	349,160	1,704,486
Mitsui & Co. Ltd.	1,203,900	13,479,424
Mitsui Chemicals Inc.	608,000	2,606,468
Mitsui Engineering & Shipbuilding Co. Ltd.	578,000	792,533
Mitsui Fudosan Co. Ltd.	686,000	15,882,856
Mitsui Mining & Smelting Co. Ltd.	473,000	734,515
Mitsui OSK Lines Ltd.	821,000	1,600,430
Mitsui Sugar Co. Ltd.	93,000	421,732
Mitsui-Soko Holdings Co. Ltd.	174,000	471,416
Mitsumi Electric Co. Ltd.[b]	71,300	333,929
Miura Co. Ltd.	69,000	907,347
Mixi Inc.	32,800	1,032,239
Miyazaki Bank Ltd. (The)	141,000	386,668
Mizuho Financial Group Inc.	16,852,800	28,648,298
Modec Inc.	15,700	184,019
Monex Group Inc.	177,700	444,745
MonotaRO Co. Ltd.	48,900	1,106,728
Mori Hills REIT Investment Corp.	947	1,189,763
MORI TRUST Sogo REIT Inc.	715	1,181,774
Morinaga & Co. Ltd./Japan	148,000	803,172
Morinaga Milk Industry Co. Ltd.	136,000	613,356
Morita Holdings Corp.	34,300	342,816
MOS Food Services Inc.	21,200	584,000
MS&AD Insurance Group Holdings Inc.	364,400	9,707,099
Murata Manufacturing Co. Ltd.	146,600	16,583,546
Musashi Seimitsu Industry Co. Ltd.	20,600	408,376

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Musashino Bank Ltd. (The)	23,500	$729,856
Nabtesco Corp.	91,000	1,544,666
Nachi-Fujikoshi Corp.	145,000	546,153
Nagaileben Co. Ltd.	23,300	368,751
Nagase & Co. Ltd.	51,900	610,462
Nagoya Railroad Co. Ltd.	596,000	2,687,944
Nakanishi Inc.	16,400	636,683
Nankai Electric Railway Co. Ltd.	398,000	2,324,256
Nanto Bank Ltd. (The)	173,000	497,287
NEC Corp.	1,850,000	4,828,811
NEC Networks & System Integration Corp.	18,900	308,951
NET One Systems Co. Ltd.	73,200	407,523
Nexon Co. Ltd.	96,900	1,551,168
NGK Insulators Ltd.	191,000	3,901,565
NGK Spark Plug Co. Ltd.	128,200	2,965,019
NH Foods Ltd.	126,000	2,415,611
NHK Spring Co. Ltd.	110,200	1,066,819
Nichi-Iko Pharmaceutical Co. Ltd.	39,500	893,004
Nichicon Corp.	58,500	395,267
Nichiha Corp.	25,100	358,053
Nichii Gakkan Co.[b]	46,900	331,998
Nichirei Corp.	179,000	1,311,469
Nidec Corp.	160,000	10,707,636
Nifco Inc./Japan	33,300	1,589,840
Nihon Kohden Corp.	56,100	1,240,952
Nihon M&A Center Inc.	26,000	1,215,545
Nihon Parkerizing Co. Ltd.	72,300	674,239
Nihon Unisys Ltd.[b]	47,300	496,579
Nikkon Holdings Co. Ltd.	43,400	771,460
Nikon Corp.	253,000	3,680,114
Nintendo Co. Ltd.	76,600	10,537,918
Nippo Corp.	38,000	558,394
Nippon Accommodations Fund Inc.	330	1,174,823
Nippon Building Fund Inc.	1,002	5,148,011
Nippon Coke & Engineering Co. Ltd.	545,600	378,560
Nippon Denko Co. Ltd.[a]	161,600	257,620
Nippon Electric Glass Co. Ltd.	279,000	1,421,906
Nippon Express Co. Ltd.	599,000	2,760,847
Nippon Flour Mills Co. Ltd.	98,000	705,869
Nippon Gas Co. Ltd.	24,000	527,122
Nippon Kayaku Co. Ltd.	112,000	1,183,232

Security	Shares	Value
Nippon Light Metal Holdings Co. Ltd.	416,600	$708,872
Nippon Paint Holdings Co. Ltd.	109,900	2,053,391
Nippon Paper Industries Co. Ltd.	70,900	1,126,178
Nippon Prologis REIT Inc.	1,022	1,804,845
NIPPON REIT Investment Corp.	295	668,633
Nippon Road Co. Ltd. (The)	77,000	356,172
Nippon Seiki Co. Ltd.	29,000	631,190
Nippon Sharyo Ltd.[a,b]	129,000	254,665
Nippon Sheet Glass Co. Ltd.[a,b]	648,000	471,020
Nippon Shinyaku Co. Ltd.	36,000	1,239,995
Nippon Shokubai Co. Ltd.	20,500	1,317,391
Nippon Signal Co. Ltd.	52,200	493,262
Nippon Soda Co. Ltd.	99,000	524,173
Nippon Steel & Sumikin Bussan Corp.	93,720	300,362
Nippon Steel & Sumitomo Metal Corp.	535,200	9,398,548
Nippon Suisan Kaisha Ltd.	178,100	919,444
Nippon Telegraph & Telephone Corp.	541,800	22,501,717
Nippon Thompson Co. Ltd.	94,000	371,139
Nippon Yakin Kogyo Co. Ltd.[a,b]	372,500	378,454
Nippon Yusen KK	1,123,000	2,374,658
Nipro Corp.	94,400	924,779
Nishi-Nippon City Bank Ltd. (The)	478,000	1,054,194
Nishi-Nippon Railroad Co. Ltd.	248,000	1,536,365
Nishimatsu Construction Co. Ltd.	198,000	709,801
Nishimatsuya Chain Co. Ltd.	43,200	367,538
Nissan Chemical Industries Ltd.	91,700	2,083,729
Nissan Motor Co. Ltd.	1,768,500	17,237,269
Nissan Shatai Co. Ltd.	56,200	535,238
Nissha Printing Co. Ltd.	20,000	356,007
Nisshin OilliO Group Ltd. (The)	111,000	459,348
Nisshin Seifun Group Inc.	159,600	2,543,001
Nisshin Steel Co. Ltd.	60,300	561,336
Nisshinbo Holdings Inc.	94,100	932,722
Nissin Foods Holdings Co. Ltd.	46,000	2,317,763
Nissin Kogyo Co. Ltd.	24,400	336,580
Nitori Holdings Co. Ltd.	54,400	4,336,183
Nitta Corp.	17,400	436,204
Nitto Boseki Co. Ltd.	129,000	382,530

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Nitto Denko Corp.	119,500	$6,732,825
Nitto Kogyo Corp.	24,200	393,788
Noevir Holdings Co. Ltd.	15,600	426,515
NOF Corp.	114,000	797,572
NOK Corp.	67,900	1,381,388
Nomura Co. Ltd.	41,700	535,953
Nomura Holdings Inc.	2,588,000	13,895,015
Nomura Real Estate Holdings Inc.	90,300	1,561,873
Nomura Real Estate Master Fund Inc.[a]	2,488	3,041,540
Nomura Research Institute Ltd.	91,700	3,275,947
Noritake Co. Ltd./Nagoya Japan	129,000	273,845
Noritz Corp.	26,600	406,915
North Pacific Bank Ltd.	242,400	730,814
NS Solutions Corp.	28,100	627,617
NSD Co. Ltd.	38,500	553,021
NSK Ltd.	339,200	3,446,215
NTN Corp.	341,000	1,261,868
NTT Data Corp.	93,200	4,426,548
NTT DOCOMO Inc.	1,030,300	21,505,539
NTT Urban Development Corp.	81,000	781,464
Obara Group Inc.	12,200	416,190
Obayashi Corp.	477,000	4,247,355
OBIC Business Consultants Co. Ltd.	8,700	341,346
Obic Co. Ltd.	49,100	2,502,350
Odakyu Electric Railway Co. Ltd.	446,000	4,674,960
Ogaki Kyoritsu Bank Ltd. (The)	224,000	773,403
Ohsho Food Service Corp.	7,300	251,443
Oiles Corp.	27,700	405,210
Oita Bank Ltd. (The)	154,000	526,626
Oji Holdings Corp.	566,000	2,258,109
Okabe Co. Ltd.	48,400	347,014
Okamoto Industries Inc.[b]	56,000	452,848
Okasan Securities Group Inc.	130,000	713,005
Oki Electric Industry Co. Ltd.	596,000	654,756
Okinawa Electric Power Co. Inc. (The)	23,000	554,933
OKUMA Corp.	111,000	826,093
Okumura Corp.	124,000	644,249
Olympus Corp.	197,400	7,565,655
Omron Corp.	142,300	3,626,114
Ono Pharmaceutical Co. Ltd.	60,000	9,500,681

Security	Shares	Value
Onward Holdings Co. Ltd.	81,000	$501,797
Oracle Corp. Japan	29,000	1,300,706
Orient Corp.[a]	342,100	635,795
Oriental Land Co. Ltd./Japan	143,500	9,035,646
ORIX Corp.	947,500	13,199,180
Orix JREIT Inc.	1,533	2,124,788
Osaka Gas Co. Ltd.	1,379,000	5,164,487
OSAKA Titanium Technologies Co. Ltd.	16,500	264,812
OSG Corp.	56,700	927,788
Otsuka Corp.	40,900	2,003,362
Otsuka Holdings Co. Ltd.	279,600	9,272,655
Oyo Corp.	26,100	252,668
Pacific Metals Co. Ltd.[a,b]	180,000	437,121
Pack Corp. (The)	21,300	428,410
Pal Co. Ltd.	13,000	265,229
PALTAC Corp.	30,100	513,663
Panasonic Corp.	1,575,900	14,500,909
Paramount Bed Holdings Co. Ltd.	16,700	569,702
Park24 Co. Ltd.	73,100	2,019,737
Penta-Ocean Construction Co. Ltd.	231,900	917,524
PeptiDream Inc.[a,b]	23,600	752,455
Pigeon Corp.	75,000	1,574,774
Pilot Corp.	24,600	914,385
Pioneer Corp.[a,b]	229,900	527,916
Plenus Co. Ltd.	17,300	264,648
Pola Orbis Holdings Inc.	17,300	1,170,338
Premier Investment Corp.	856	950,993
Press Kogyo Co. Ltd.	97,700	390,590
Prima Meat Packers Ltd.	146,000	387,114
Proto Corp.	12,400	175,146
Raito Kogyo Co. Ltd.	41,500	358,217
Rakuten Inc.[a]	668,800	6,786,609
Recruit Holdings Co. Ltd.	102,900	3,217,086
Relia Inc.	37,200	321,408
Relo Holdings Inc.	8,500	1,001,198
Rengo Co. Ltd.	138,000	587,040
Resona Holdings Inc.	1,565,600	7,080,213
Resorttrust Inc.	54,600	1,355,247
Ricoh Co. Ltd.	493,700	4,705,983
Ricoh Leasing Co. Ltd.	14,700	454,727
Riken Corp.	120,000	402,428
Ringer Hut Co. Ltd.	21,100	429,791

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Rinnai Corp.	27,200	$2,457,919
Riso Kagaku Corp.	20,700	281,608
Rohm Co. Ltd.	68,200	3,036,369
Rohto Pharmaceutical Co. Ltd.	72,500	1,335,440
Round One Corp.	64,700	313,172
Royal Holdings Co. Ltd.	28,800	526,686
Ryobi Ltd.	122,000	493,784
Ryohin Keikaku Co. Ltd.	17,600	3,680,932
Ryosan Co. Ltd.	28,200	753,537
Ryoyo Electro Corp.	36,600	358,246
Saizeriya Co. Ltd.	22,000	457,572
Sakai Chemical Industry Co. Ltd.	137,000	417,569
Sakata Seed Corp.	23,800	574,039
San-A Co. Ltd.	12,800	582,563
San-in Godo Bank Ltd. (The)	109,700	779,267
Sanden Holdings Corp.	138,000	370,462
Sangetsu Co. Ltd.	41,400	700,344
Sanken Electric Co. Ltd.	112,000	348,771
Sankyo Co. Ltd.	33,600	1,268,343
Sankyo Tateyama Inc.	28,700	340,659
Sankyu Inc.	189,000	914,831
Sanrio Co. Ltd.[b]	36,000	823,987
Santen Pharmaceutical Co. Ltd.	269,800	4,236,483
Sanwa Holdings Corp.	153,600	1,067,010
Sanyo Shokai Ltd.	150,000	374,179
Sanyo Special Steel Co. Ltd.	84,000	402,428
Sapporo Holdings Ltd.	235,000	1,036,551
Sato Holdings Corp.	23,600	480,324
Sawada Holdings Co. Ltd.	19,800	188,081
Sawai Pharmaceutical Co. Ltd.	24,500	1,677,652
SBI Holdings Inc./Japan	163,400	1,603,430
SCREEN Holdings Co. Ltd.	149,000	1,137,207
SCSK Corp.	38,200	1,653,393
Secom Co. Ltd.	149,800	10,288,580
Sega Sammy Holdings Inc.	129,000	1,199,802
Seibu Holdings Inc.	88,600	1,746,898
Seikagaku Corp.	28,400	404,893
Seiko Epson Corp.	199,800	2,670,271
Seiko Holdings Corp.	100,000	467,517
Seino Holdings Co. Ltd.	105,200	1,125,296
Seiren Co. Ltd.	42,600	435,976
Sekisui Chemical Co. Ltd.	298,900	3,589,812
Sekisui House Ltd.	432,500	6,694,792
Sekisui House Reit Inc.	564	607,023

Security	Shares	Value
Sekisui House SI Residential Investment Corp.	781	$663,816
Senko Co. Ltd.	82,000	519,506
Senshu Ikeda Holdings Inc.	184,000	743,204
Seria Co. Ltd.	14,100	675,505
Seven & I Holdings Co. Ltd.	543,800	23,860,452
Seven Bank Ltd.	433,900	1,820,685
Sharp Corp./Japan[a,b]	1,066,000	1,223,921
Shiga Bank Ltd. (The)	146,000	642,779
Shikoku Chemicals Corp.	37,000	315,095
Shikoku Electric Power Co. Inc.	141,200	2,020,059
Shima Seiki Manufacturing Ltd.	27,700	423,285
Shimachu Co. Ltd.	33,500	750,717
Shimadzu Corp.	185,000	2,807,128
Shimamura Co. Ltd.	16,200	1,785,058
Shimano Inc.	56,700	8,898,526
Shimizu Corp.	438,000	3,353,785
Shin-Etsu Chemical Co. Ltd.	293,200	14,727,206
Shinko Electric Industries Co. Ltd.	53,400	320,228
Shinko Plantech Co. Ltd.	33,600	260,330
ShinMaywa Industries Ltd.	94,000	747,714
Shinsei Bank Ltd.	1,275,000	1,958,865
Shionogi & Co. Ltd.	215,500	9,257,965
Ship Healthcare Holdings Inc.	30,600	719,599
Shiseido Co. Ltd.	259,800	4,806,938
Shizuoka Bank Ltd. (The)	382,000	3,275,232
Shizuoka Gas Co. Ltd.	76,200	494,090
SHO-BOND Holdings Co. Ltd.	16,500	558,791
Shochiku Co. Ltd.	78,000	675,208
Showa Corp.	39,900	345,395
Showa Denko KK	1,038,000	1,123,182
Showa Sangyo Co. Ltd.	90,000	350,142
Showa Shell Sekiyu KK	136,000	1,094,156
SIIX Corp.[b]	14,300	407,508
Sintokogio Ltd.	56,500	418,156
SKY Perfect JSAT Holdings Inc.	134,600	751,576
Skylark Co. Ltd.	79,500	908,834
SMC Corp./Japan	39,200	8,651,749
SoftBank Group Corp.	689,400	29,981,341
Sohgo Security Services Co. Ltd.	46,200	2,224,805
Sojitz Corp.	914,000	1,940,263
Sompo Japan Nipponkoa Holdings Inc.	240,600	6,993,527
Sony Corp.	908,700	18,937,349

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Sony Financial Holdings Inc.	128,500	$2,087,800
Sosei Group Corp.	11,100	1,100,235
Sotetsu Holdings Inc.	286,000	1,641,845
Square Enix Holdings Co. Ltd.	60,000	1,420,890
St. Marc Holdings Co. Ltd.	14,200	377,681
Stanley Electric Co. Ltd.	103,500	2,238,161
Star Micronics Co. Ltd.	33,100	355,429
Start Today Co. Ltd.	46,300	1,445,620
Sugi Holdings Co. Ltd.	29,100	1,487,870
Sumco Corp.	143,700	947,199
Sumitomo Bakelite Co. Ltd.	140,000	526,164
Sumitomo Chemical Co. Ltd.	1,079,000	5,374,278
Sumitomo Corp.	811,400	7,962,195
Sumitomo Dainippon Pharma Co. Ltd.	114,400	1,255,834
Sumitomo Electric Industries Ltd.	535,100	6,910,576
Sumitomo Forestry Co. Ltd.	99,900	1,247,667
Sumitomo Heavy Industries Ltd.	416,000	1,611,564
Sumitomo Metal Mining Co. Ltd.	366,000	3,800,124
Sumitomo Mitsui Construction Co. Ltd.	749,000	606,302
Sumitomo Mitsui Financial Group Inc.	909,200	29,889,861
Sumitomo Mitsui Trust Holdings Inc.	2,362,000	7,409,967
Sumitomo Osaka Cement Co. Ltd.	292,000	1,179,433
Sumitomo Real Estate Sales Co. Ltd.	18,400	382,241
Sumitomo Realty & Development Co. Ltd.	258,000	7,113,567
Sumitomo Riko Co. Ltd.	35,800	321,436
Sumitomo Rubber Industries Ltd.	118,300	1,478,445
Sumitomo Warehouse Co. Ltd. (The)	87,000	441,234
Sundrug Co. Ltd.	25,100	1,635,807
Suntory Beverage & Food Ltd.	101,800	4,641,606
Suruga Bank Ltd.	137,400	2,449,174
Suzuken Co. Ltd./Aichi Japan	59,600	2,030,727
Suzuki Motor Corp.	261,100	7,884,868
Sysmex Corp.	106,700	6,733,474
T&D Holdings Inc.	416,100	4,665,723
T-Gaia Corp.	27,900	298,439
Tachi-S Co. Ltd.	28,300	427,311

Security	Shares	Value
Tadano Ltd.	81,000	$798,860
Taiheiyo Cement Corp.	843,000	2,402,305
Taikisha Ltd.	25,300	534,776
Taisei Corp.	764,000	4,701,441
Taisho Pharmaceutical Holdings Co. Ltd.	21,800	1,449,552
Taiyo Holdings Co. Ltd.	14,500	480,878
Taiyo Nippon Sanso Corp.	111,800	993,655
Taiyo Yuden Co. Ltd.	80,600	914,086
Takara Holdings Inc.	117,700	869,151
Takasago Thermal Engineering Co. Ltd.	40,900	538,847
Takashimaya Co. Ltd.	197,000	1,663,024
Takata Corp.[a,b]	27,900	152,331
Takeda Pharmaceutical Co. Ltd.	567,500	27,061,310
Tamron Co. Ltd.	19,000	267,427
TDK Corp.	89,100	4,791,153
TechnoPro Holdings Inc.	24,900	678,726
Teijin Ltd.	690,000	2,484,946
Tekken Corp.[b]	204,000	485,293
Temp Holdings Co. Ltd.	96,200	1,401,700
Terumo Corp.	219,900	6,865,915
THK Co. Ltd.	88,500	1,385,999
Toa Corp./Tokyo	186,000	476,273
Toagosei Co. Ltd.	83,000	681,469
Tobu Railway Co. Ltd.	684,000	3,299,517
TOC Co. Ltd.	41,400	322,815
Tocalo Co. Ltd.	22,800	429,013
Tochigi Bank Ltd. (The)	101,000	473,027
Toda Corp.	153,000	725,412
Toho Bank Ltd. (The)	164,000	547,276
Toho Co. Ltd./Tokyo	83,500	2,151,902
Toho Gas Co. Ltd.	330,000	2,139,760
Toho Holdings Co. Ltd.	39,900	913,912
Toho Titanium Co. Ltd.[a,b]	31,400	237,319
Toho Zinc Co. Ltd.	255,000	505,514
Tohoku Electric Power Co. Inc.	336,800	4,167,401
Tokai Carbon Co. Ltd.	206,000	549,606
Tokai Corp./Gifu	7,400	198,348
TOKAI Holdings Corp.	76,400	355,290
Tokai Rika Co. Ltd.	39,000	939,041
Tokai Tokyo Financial Holdings Inc.	169,300	936,943
Token Corp.	7,210	535,993
Tokio Marine Holdings Inc.	492,700	17,288,148

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
TOKO Inc.	92,000	$291,050
Tokuyama Corp.[a]	254,000	495,139
Tokyo Broadcasting System Holdings Inc.	30,400	454,751
Tokyo Dome Corp.	133,000	629,488
Tokyo Electric Power Co. Inc.[a]	1,052,700	5,217,197
Tokyo Electron Ltd.	122,500	7,562,590
Tokyo Gas Co. Ltd.	1,667,000	7,567,697
Tokyo Ohka Kogyo Co. Ltd.	29,100	894,164
Tokyo Seimitsu Co. Ltd.	29,800	627,187
Tokyo Steel Manufacturing Co. Ltd.	75,800	525,932
Tokyo Tatemono Co. Ltd.	153,000	1,620,171
Tokyo TY Financial Group Inc.	21,800	657,250
Tokyotokeiba Co. Ltd.	117,000	255,136
Tokyu Corp.	793,000	6,098,236
Tokyu Fudosan Holdings Corp.	365,500	2,357,870
TOKYU REIT Inc.	644	751,639
TOMONY Holdings Inc.	130,600	442,291
Tomy Co. Ltd.	54,000	333,193
TonenGeneral Sekiyu KK	208,000	1,673,415
Top REIT Inc.	131	469,615
Topcon Corp.	78,500	1,089,981
Toppan Forms Co. Ltd.	34,000	403,287
Toppan Printing Co. Ltd.	379,000	3,255,772
Topre Corp.	36,900	799,477
TOPY Industries Ltd.	192,000	375,864
Toray Industries Inc.	1,052,000	8,841,614
Torii Pharmaceutical Co. Ltd.	11,100	249,662
Toshiba Corp.[a]	2,898,000	4,763,573
Toshiba Machine Co. Ltd.	117,000	352,744
Toshiba TEC Corp.	113,000	359,352
Tosoh Corp.	394,000	1,871,309
Totetsu Kogyo Co. Ltd.	25,500	610,829
TOTO Ltd.	103,900	3,312,716
Towa Bank Ltd. (The)	626,000	486,053
Toyo Corp./Chuo-ku	47,200	431,980
Toyo Engineering Corp.[a]	122,000	298,286
Toyo Ink SC Holdings Co. Ltd.	130,000	484,285
Toyo Seikan Group Holdings Ltd.	122,800	2,182,841
Toyo Suisan Kaisha Ltd.	63,100	2,155,193
Toyo Tanso Co. Ltd.	26,400	363,950
Toyo Tire & Rubber Co. Ltd.	69,900	1,469,421
Toyobo Co. Ltd.	625,000	810,515

Security	Shares	Value
Toyoda Gosei Co. Ltd.	41,700	$887,630
Toyota Boshoku Corp.	50,800	1,011,258
Toyota Industries Corp.	115,900	5,696,155
Toyota Motor Corp.	1,953,300	116,167,018
Toyota Tsusho Corp.	149,600	3,352,454
TPR Co. Ltd.	17,900	467,220
Transcosmos Inc.	21,400	521,279
Trend Micro Inc./Japan[a]	77,800	3,226,003
Trusco Nakayama Corp.	16,500	579,234
TS Tech Co. Ltd.	32,400	788,423
TSI Holdings Co. Ltd.	71,800	508,854
Tsubakimoto Chain Co.	107,000	745,946
Tsukuba Bank Ltd.	131,900	404,204
Tsumura & Co.	44,100	1,185,690
Tsuruha Holdings Inc.	25,800	2,111,907
TV Asahi Holdings Corp.	14,900	267,071
UACJ Corp.	223,000	478,916
Ube Industries Ltd.	793,000	1,519,646
ULVAC Inc.	29,100	728,311
Unicharm Corp.	269,300	5,181,798
Unipres Corp.	28,900	598,219
United Arrows Ltd.	17,600	841,730
United Super Markets Holdings Inc.	37,300	340,141
United Urban Investment Corp.	1,841	2,501,503
Unitika Ltd.[a,b]	966,000	398,959
UNY Group Holdings Co. Ltd.	146,500	926,932
Ushio Inc.	82,200	1,051,052
USS Co. Ltd.	160,400	2,420,607
Valor Holdings Co. Ltd.	26,000	556,445
Vital KSK Holdings Inc.	39,600	296,350
VT Holdings Co. Ltd.	66,400	383,926
Wacoal Holdings Corp.	73,000	843,572
WATAMI Co. Ltd.[a,b]	37,800	263,521
Welcia Holdings Co. Ltd.	16,100	857,762
West Japan Railway Co.	119,200	7,620,766
Xebio Holdings Co. Ltd.	21,800	379,224
Yahoo Japan Corp.	1,064,900	4,002,226
Yakult Honsha Co. Ltd.	64,600	2,924,115
Yamada Denki Co. Ltd.	492,000	2,361,145
Yamagata Bank Ltd. (The)	126,000	479,792
Yamaguchi Financial Group Inc.	145,000	1,547,433
Yamaha Corp.	122,900	2,873,910
Yamaha Motor Co. Ltd.	188,100	3,686,956
Yamanashi Chuo Bank Ltd. (The)	128,000	593,136

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Yamato Holdings Co. Ltd.	243,400	$5,262,458
Yamato Kogyo Co. Ltd.	25,500	594,610
Yamazaki Baking Co. Ltd.	81,000	1,738,892
Yamazen Corp.	57,100	468,346
Yaoko Co. Ltd.	12,300	507,484
Yaskawa Electric Corp.	179,600	1,955,254
Yellow Hat Ltd.	17,100	326,985
Yodogawa Steel Works Ltd.	15,500	282,435
Yokogawa Electric Corp.	170,100	1,870,095
Yokohama Reito Co. Ltd.	49,700	432,692
Yokohama Rubber Co. Ltd. (The)	74,500	1,096,593
Yondoshi Holdings Inc.	18,700	417,975
Yoshinoya Holdings Co. Ltd.	50,400	607,806
Yuasa Trading Co. Ltd.	22,500	498,451
Zenkoku Hosho Co. Ltd.	38,200	1,183,249
Zenrin Co. Ltd.	24,100	491,296
Zensho Holdings Co. Ltd.	70,800	852,653
Zeon Corp.	114,000	757,081

		2,296,698,082
NETHERLANDS — 2.94%
Aalberts Industries NV	73,524	2,313,506
Accell Group	22,493	456,591
Aegon NV	1,295,304	7,289,635
AerCap Holdings NVa	63,995	1,965,286
Akzo Nobel NV	176,012	11,250,102
Altice NV Class Aa,b	280,062	4,012,263
Altice NV Class Ba	69,305	1,021,759
Amsterdam Commodities NV	14,722	360,017
Arcadis NV	61,017	815,389
ASM International NV	36,655	1,453,433
ASML Holding NV	248,800	22,673,199
BE Semiconductor Industries NV	22,457	452,701
BinckBank NV	63,824	506,837
Boskalis Westminster	61,003	2,396,100
Brunel International NVb	21,164	354,042
Corbion NV	49,115	1,088,938
Delta Lloyd NV	172,421	1,014,744
Eurocommercial Properties NV	33,827	1,474,714
Euronext NVc	46,833	2,265,201
Fiat Chrysler Automobiles NVb	653,086	4,526,231
Flow Traders[c]	22,155	1,118,691
Fugro NV CVA[a,b]	46,481	683,506
Gemalto NV	57,866	3,466,305

Security	Shares	Value
Heineken Holding NV	72,110	$5,512,579
Heineken NV	165,037	14,289,830
IMCD Group NV	30,252	1,071,880
ING Groep NV CVA	2,762,862	31,674,323
InterXion Holding NVa	21,318	669,598
Koninklijke Ahold NV	595,096	13,409,705
Koninklijke BAM Groep NVa	179,302	960,174
Koninklijke DSM NV	126,990	6,117,470
Koninklijke KPN NV	2,295,237	8,838,992
Koninklijke Philips NV	678,737	17,989,793
Koninklijke Ten Cate NV	4,027	113,532
Koninklijke Vopak NV	50,899	2,206,039
Mobileye NVa,b	62,798	1,703,710
NN Group NV	173,536	5,851,056
NSI NV	109,971	446,466
NXP Semiconductors NVa,b	97,588	7,297,631
OCI NVa	63,324	1,142,909
PostNL NVa,b	320,959	1,163,433
Randstad Holding NV	92,516	5,018,359
Refresco Gerber NVa,c	23,115	386,804
RELX NV	712,671	11,848,649
SBM Offshore NVa,b	125,066	1,640,847
SNS REAAL NVa,b	3,991	—
TKH Group NV	30,833	1,142,344
TNT Express NV	348,104	2,963,607
TomTom NVa	79,518	822,566
Unilever NV CVA	1,160,093	51,328,327
USG People NV	53,411	991,445
VastNed Retail NV	14,844	647,296
Wereldhave NV	27,779	1,512,231
Wessanen	77,136	654,950
Wolters Kluwer NV	215,286	7,300,658

		279,676,393
NEW ZEALAND — 0.27%
Air New Zealand Ltd.	389,064	742,587
Argosy Property Ltd.	437,407	322,623
Auckland International Airport Ltd.	687,915	2,470,200
Chorus Ltd.[a]	278,600	675,953
Contact Energy Ltd.	606,862	1,806,143
Fisher & Paykel Healthcare Corp. Ltd.	422,008	2,361,789
Fletcher Building Ltd.	482,523	2,151,006
Freightways Ltd.	116,343	477,989
Genesis Energy Ltd.	418,463	514,417

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Goodman Property Trust	603,876	$490,338
Infratil Ltd.	402,869	808,034
Kiwi Property Group Ltd.	682,753	605,185
Meridian Energy Ltd.	971,158	1,476,597
Metlifecare Ltd.	64,457	184,330
Mighty River Power Ltd.	571,093	979,168
Nuplex Industries Ltd.	138,282	371,294
Precinct Properties New Zealand Ltd.	645,773	513,913
Ryman Healthcare Ltd.	266,837	1,388,054
Sky Network Television Ltd.	297,271	878,968
SKYCITY Entertainment Group Ltd.	436,910	1,320,119
Spark New Zealand Ltd.	1,340,537	2,914,220
Trade Me Group Ltd.	303,705	787,954
Warehouse Group Ltd. (The)	44,432	77,043
Xero Ltd.[a,b]	51,018	554,215
Z Energy Ltd.	284,267	1,235,948

		26,108,087
NORWAY — 0.70%
Akastor ASA[a,b]	103,316	103,344
Aker ASA Class A	22,136	390,591
Aker Solutions ASA	123,467	369,227
Atea ASA	65,806	531,566
Austevoll Seafood ASA	91,812	583,842
Bakkafrost P/F	32,575	1,075,302
BW LPG Ltd.[c]	69,347	526,798
BW Offshore Ltd.	472,877	114,865
Det Norske Oljeselskap ASA[a,b]	72,147	434,817
DNB ASA	707,342	8,445,004
DNO ASA[a,b]	467,685	308,123
Entra ASA[c]	59,283	463,592
Fred Olsen Energy ASA[a]	43,684	172,180
Frontline Ltd.	253,143	549,349
Gjensidige Forsikring ASA	147,707	2,330,439
Golden Ocean Group Ltd.[a,b]	116,017	83,347
Hoegh LNG Holdings Ltd.[b]	42,978	443,191
Leroy Seafood Group ASA	18,475	702,789
Marine Harvest ASA	247,613	3,342,115
Nordic Semiconductor ASA[a,b]	118,970	550,027
Norsk Hydro ASA	995,389	3,270,956
Norwegian Air Shuttle ASA[a,b]	21,731	653,350
Norwegian Property ASA[a]	221,641	219,669
Opera Software ASA[b]	107,339	542,497
Orkla ASA	595,792	4,785,368

Security	Shares	Value
Petroleum Geo-Services ASA[b]	161,194	$485,744
Prosafe SE	164,636	265,035
REC Silicon ASA[a,b]	1,678,213	253,819
Salmar ASA	42,240	825,184
Schibsted ASA	55,994	1,628,947
Schibsted ASA Class Ba	63,815	1,782,622
Seadrill Ltd.[a,b]	276,816	583,595
SpareBank 1 SMN	98,568	530,807
Statoil ASA	810,902	11,000,762
Stolt-Nielsen Ltd.	16,499	188,098
Storebrand ASA[a]	348,438	1,399,317
Subsea 7 SAa	193,508	1,141,849
Telenor ASA	538,232	8,683,101
TGS Nopec Geophysical Co. ASA[b]	78,315	1,123,445
Thin Film Electronics ASA[a,b]	472,657	153,804
XXL ASA[c]	76,259	797,309
Yara International ASA	129,692	4,859,187

		66,694,973
PORTUGAL — 0.17%
Altri SGPS SA	96,198	390,758
Banco BPI SA Registered[a,b,d]	351,962	385,030
Banco Comercial Portugues SA Registered[a,b]	33,496,268	1,409,916
CTT-Correios de Portugal SA	144,407	1,250,044
EDP – Energias de Portugal SA	785,406	2,733,962
Galp Energia SGPS SA	257,720	3,042,426
Jeronimo Martins SGPS SA	198,550	2,758,558
NOS SGPS SA	196,381	1,421,372
Pharol SGPS SA Registered[a,b]	872,779	225,709
Portucel SA	282,463	944,425
REN – Redes Energeticas Nacionais SGPS SA	242,943	728,430
Sonae SGPS SA	972,157	1,086,636

		16,377,266
SINGAPORE — 1.32%
Accordia Golf Trust[b]	859,900	311,142
AIMS AMP Capital Industrial REIT	444,375	423,051
ARA Asset Management Ltd.[b]	598,828	433,354
Ascendas India Trust[b]	802,600	451,121
Ascendas REIT	1,601,100	2,609,817
Ascott Residence Trust[b]	611,500	494,081
Asian Pay Television Trust[b]	1,374,800	598,873
Biosensors International Group Ltd.[a,b]	842,300	455,681

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Boustead Singapore Ltd.	109,600	$60,833
Cache Logistics Trust[b]	916,300	560,093
Cambridge Industrial Trust[b]	1,079,900	394,539
CapitaLand Commercial Trust Ltd.	1,614,000	1,468,510
CapitaLand Ltd.	1,879,000	4,052,926
CapitaLand Mall Trust	1,749,400	2,445,940
CapitaLand Retail China Trust	517,720	512,882
CDL Hospitality Trusts	538,300	493,558
Chip Eng Seng Corp. Ltd.	537,100	243,399
City Developments Ltd.	315,900	1,544,765
ComfortDelGro Corp. Ltd.	1,572,600	3,126,859
COSCO Corp. Singapore Ltd.[b]	564,900	132,960
CWT Ltd.[b]	176,400	227,425
DBS Group Holdings Ltd.	1,274,700	12,592,062
Ezion Holdings Ltd.[b]	945,140	341,985
Ezra Holdings Ltd.[a,b]	2,708,622	108,474
First REIT[b]	527,300	433,458
First Resources Ltd.[b]	460,300	564,339
Frasers Centrepoint Trust[b]	355,000	473,899
Frasers Commercial Trust	514,500	419,321
Genting Singapore PLC	4,347,700	2,153,536
GL Ltd.	359,900	217,462
Global Logistic Properties Ltd.	2,347,500	2,787,378
Golden Agri-Resources Ltd.[a]	5,167,500	1,343,339
Ho Bee Land Ltd.	74,800	98,801
Hutchison Port Holdings Trust	4,225,000	2,006,875
Hyflux Ltd.[b]	906,100	308,760
Indofood Agri Resources Ltd.[b]	338,300	102,205
Jardine Cycle & Carriage Ltd.	88,532	2,319,510
Kenon Holdings Ltd./Singapore[a]	26,425	238,421
Keppel Corp. Ltd.[b]	1,086,700	3,832,807
Keppel REIT[b]	1,245,980	783,498
KrisEnergy Ltd.[a,b]	322,089	38,697
Lippo Malls Indonesia Retail Trust[b]	1,505,600	327,925
M1 Ltd./Singapore[b]	338,500	549,382
Mapletree Commercial Trust	906,400	850,168
Mapletree Greater China Commercial Trust	1,324,500	781,690
Mapletree Industrial Trust	893,800	967,085
Mapletree Logistics Trust	1,046,900	691,411
Midas Holdings Ltd.[b]	1,036,400	185,683
Neptune Orient Lines Ltd./Singapore[a,b]	679,700	589,777
Noble Group Ltd.[b]	3,633,900	791,477

Security	Shares	Value
OSIM International Ltd.[b]	311,500	$222,140
OUE Hospitality Trust	604,700	310,146
OUE Ltd.[b]	129,000	149,547
Oversea-Chinese Banking Corp. Ltd.	2,186,500	12,166,852
Parkway Life REIT	314,000	498,588
Perennial Real Estate Holdings Ltd.[a,b]	210,364	124,891
Raffles Medical Group Ltd.[b]	253,500	723,115
Sabana Shari’ah Compliant Industrial REIT[b]	732,500	342,242
SATS Ltd.	546,800	1,494,451
SembCorp Industries Ltd.[b]	784,600	1,383,648
Sembcorp Marine Ltd[b]	698,800	763,461
Singapore Airlines Ltd.	397,200	3,078,140
Singapore Exchange Ltd.[b]	574,100	2,855,777
Singapore Post Ltd.[b]	1,182,700	1,109,327
Singapore Press Holdings Ltd.[b]	678,100	1,696,084
Singapore Technologies Engineering Ltd.	1,139,400	2,297,532
Singapore Telecommunications Ltd.	5,662,800	13,965,031
SMRT Corp. Ltd.[b]	689,700	738,982
Soilbuild Business Space REIT[b]	991,100	504,846
Starhill Global REIT	1,063,700	549,301
StarHub Ltd.	430,300	1,021,860
Suntec REIT[b]	1,698,500	1,885,498
Super Group Ltd./Singapore[b]	349,000	185,130
Tat Hong Holdings Ltd.[b]	255,000	83,310
United Engineers Ltd.	329,500	412,078
United Overseas Bank Ltd.[b]	932,300	11,849,439
UOL Group Ltd.	344,100	1,353,868
Vard Holdings Ltd.[a,b]	1,135,300	119,648
Venture Corp. Ltd.	211,200	1,157,423
Wilmar International Ltd.	1,436,800	2,877,032
Wing Tai Holdings Ltd.[b]	269,400	290,542
Yangzijiang Shipbuilding Holdings Ltd.	1,578,700	1,031,540
Yanlord Land Group Ltd.	430,300	308,372
Ying Li International Real Estate Ltd.[a,b]	1,292,500	118,961

		125,610,036
SPAIN — 3.04%
Abengoa SA Class Bb	770,496	155,071
Abertis Infraestructuras SA	386,756	5,735,395
Acciona SA	24,354	1,858,096

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Acerinox SAb	122,025	$1,091,683
ACS Actividades de Construccion y Servicios SA	143,724	3,625,090
Aena SAa,c	49,699	5,498,676
Almirall SA	50,716	972,973
Amadeus IT Holding SA Class A	324,398	13,168,318
Applus Services SA	86,003	697,946
Atresmedia Corp. de Medios de Comunicacion SA	73,473	692,458
Axiare Patrimonio SOCIMI SA	67,078	811,464
Banco Bilbao Vizcaya Argentaria SA	4,644,175	29,628,744
Banco de Sabadell SA	3,711,755	6,683,129
Banco Popular Espanol SA	1,299,034	3,484,530
Banco Santander SA	10,434,903	44,430,413
Bankia SA	3,494,331	3,455,870
Bankinter SA	516,394	3,581,677
Bolsas y Mercados Espanoles SHMSF SAb	1,895	56,593
CaixaBank SA	1,960,729	5,898,065
Cellnex Telecom SAU[c]	126,137	2,163,993
Cia. de Distribucion Integral Logista Holdings SA	36,391	755,642
CIE Automotive SA	52,119	755,980
Construcciones y Auxiliar de Ferrocarriles SA	2,111	559,517
Corp Financiera Alba SA	16,069	633,599
Distribuidora Internacional de Alimentacion SA	467,198	2,500,864
Duro Felguera SAb	192,068	247,314
Ebro Foods SA	59,938	1,169,352
Enagas SA	12,699	366,883
Ence Energia y Celulosa SA	149,455	472,216
Endesa SA	258,958	4,977,849
Euskaltel SAa,c	65,916	764,241
Faes Farma SA	322,815	937,876
Ferrovial SA	339,804	7,403,334
Fomento de Construcciones y Contratas SAa,b	121,997	913,883
Gamesa Corp. Tecnologica SA	188,045	3,481,441
Gas Natural SDG SA	281,629	5,489,829
Grifols SA	221,268	4,586,147
Grupo Catalana Occidente SA	39,807	1,212,509

Security	Shares	Value
Hispania Activos Inmobiliarios SAa	80,321	$992,527
Iberdrola SA	3,644,953	25,431,042
Indra Sistemas SAa,b	92,237	902,936
Industria de Diseno Textil SA	795,513	25,982,782
Inmobiliaria Colonial SAa	1,676,141	1,117,219
International Consolidated Airlines Group SA	603,798	4,621,723
Lar Espana Real Estate SOCIMI SA	79,202	754,164
Liberbank SAa	480,828	661,276
Mapfre SA	874,265	1,947,810
Mediaset Espana Comunicacion SA	153,348	1,481,922
Melia Hotels International SAb	86,229	934,907
Merlin Properties SOCIMI SA	209,460	2,420,581
NH Hotel Group SAa,b	187,621	773,488
Obrascon Huarte Lain SA	119,861	634,860
Pescanova SAa	498	—
Pharma Mar SAa,b	174,582	439,207
Promotora de Informaciones SAa,b	47,403	245,280
Prosegur Cia. de Seguridad SAb	252,799	1,129,725
Red Electrica Corp. SA	7,050	567,480
Repsol SA	814,970	8,370,406
Sacyr SAb	330,988	552,618
Tecnicas Reunidas SAb	28,350	935,928
Telefonica SA	3,249,168	34,025,536
Tubacex SAb	223,641	400,495
Viscofan SA	37,874	2,261,362
Zardoya Otis SA	143,637	1,506,043

		290,009,977
SWEDEN — 3.13%
AAK AB	24,306	1,577,419
AF AB Class B	52,373	823,009
Alfa Laval AB	215,251	3,690,039
Arcam ABa,b	17,584	358,859
Assa Abloy AB	737,128	15,533,505
Atlas Copco AB Class A	495,646	10,566,136
Atlas Copco AB Class B	275,811	5,603,097
Avanza Bank Holding AB	18,888	710,369
Axfood AB	56,570	986,270
Betsson AB	90,424	1,439,411
Bilia AB Class A	32,826	612,500

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
BillerudKorsnas AB	135,582	$2,151,932
BioGaia AB Class B	11,575	346,915
Boliden AB	207,138	2,862,507
Castellum AB	110,582	1,644,232
Clas Ohlson AB Class B	28,369	469,787
Com Hem Holding AB	103,677	873,552
Duni AB	31,905	476,252
Electrolux AB Class B	173,184	3,756,550
Elekta AB Class Bb	275,679	2,049,521
Evolution Gaming Group ABa,c	27,912	986,284
Fabege AB	104,774	1,618,966
Fastighets AB Balder Class Ba	68,287	1,521,037
Fingerprint Cards ABa,b	42,770	2,294,381
Getinge AB Class B	145,032	3,181,420
Hemfosa Fastigheter AB	92,458	911,107
Hennes & Mauritz AB Class B	681,871	22,217,594
Hexagon AB Class B	187,590	6,212,930
Hexpol AB	189,181	1,667,891
Holmen AB Class B	35,107	1,005,519
Hufvudstaden AB Class A	88,913	1,220,422
Husqvarna AB Class B	308,695	1,954,780
ICA Gruppen AB	54,926	1,938,915
Industrial & Financial Systems Class B	18,069	765,962
Industrivarden AB Class C	118,239	1,865,636
Indutrade AB	28,052	1,487,501
Intrum Justitia AB	56,714	1,873,061
Investment AB Kinnevik Class B	170,032	4,362,362
Investor AB Class B	330,889	11,024,553
JM AB	56,614	1,554,831
Klovern AB Class B	379,672	378,567
Kungsleden AB	123,459	824,265
L E Lundbergforetagen AB Class B	31,303	1,598,196
Lifco AB Class B	34,173	757,589
Lindab International AB	73,335	527,245
Loomis AB Class B	46,342	1,377,568
Lundin Petroleum ABa	157,020	2,244,987
Meda AB Class A	186,746	2,000,317
Medivir AB Class Ba	35,197	275,010
Mekonomen ABb	23,676	483,187
Millicom International Cellular SA SDR	46,434	2,040,400
Modern Times Group MTG AB Class B	44,460	1,174,373

Security	Shares	Value
NCC AB Class B	60,026	$2,029,346
NetEnt AB	23,887	1,190,596
Nibe Industrier AB Class B	63,429	1,828,541
Nobia AB	91,488	1,019,444
Nordea Bank AB	2,174,640	21,784,567
Nordnet AB Class B	90,368	359,366
Oriflame Holding AGa	32,892	461,450
Pandox ABa	49,332	766,304
Peab AB	128,926	976,536
Ratos AB Class B	153,278	820,824
Rezidor Hotel Group AB	87,869	300,242
Saab AB	52,616	1,584,318
Sandvik AB	773,167	6,424,311
Securitas AB Class B	231,759	3,402,756
Skandinaviska Enskilda Banken AB Class A	1,090,546	10,466,759
Skanska AB Class B	272,685	5,237,491
SKF AB Class B	289,305	4,392,738
SSAB AB Class Aa,b	188,444	451,829
SSAB AB Class Ba,b	120,875	252,606
Svenska Cellulosa AB SCA Class B	427,558	12,609,918
Svenska Handelsbanken AB Class A	1,076,684	13,472,754
Sweco AB Class B	58,690	862,389
Swedbank AB Class A	647,637	13,526,818
Swedish Match AB	143,351	5,085,438
Swedish Orphan Biovitrum ABa	114,818	1,446,113
Tele2 AB Class B	231,583	1,916,141
Telefonaktiebolaget LM Ericsson Class B	2,192,061	19,274,911
TeliaSonera AB	1,854,223	8,720,845
Thule Group AB (The)[c]	49,287	586,274
Trelleborg AB Class B	180,295	3,101,302
Unibet Group PLC	179,338	2,022,401
Volvo AB Class B	1,114,105	10,075,726
Wallenstam AB Class B	142,724	1,015,302
Wihlborgs Fastigheter AB	55,134	1,057,679

		298,402,753
SWITZERLAND — 8.64%
ABB Ltd. Registered	1,561,239	26,771,063
Actelion Ltd. Registered	74,223	9,713,858
Adecco SA Registered	117,315	7,155,797
AFG Arbonia-Forster Holding AG Registered[a]	40,228	387,499

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Allreal Holding AG Registered	9,159	$1,206,719
Aryzta AG	62,847	2,864,349
Ascom Holding AG Registered	47,241	751,504
Baloise Holding AG Registered	34,175	4,169,106
Banque Cantonale Vaudoise Registered	2,122	1,279,848
Barry Callebaut AG Registered	1,577	1,799,164
Basilea Pharmaceutica AG Registered[a,b]	8,463	620,281
BKW AG	13,112	477,952
Bossard Holding AG	6,325	580,864
Bucher Industries AG Registered	4,833	986,269
Burckhardt Compression Holding AG	2,522	783,933
Cembra Money Bank AG	18,545	1,113,080
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	665	3,884,278
Chocoladefabriken Lindt & Sprungli AG Registered	75	5,167,252
Cie. Financiere Richemont SA Class A Registered	372,194	24,064,659
Clariant AG Registered	210,223	3,416,008
Conzzeta AG	841	506,824
Cosmo Pharmaceuticals SAa,b	4,150	606,714
Credit Suisse Group AG Registered	1,285,962	22,590,461
Daetwyler Holding AG Bearer	6,071	772,021
dorma+kaba Holding AG Class B	2,637	1,621,344
Dufry AG Registered[a,b]	28,813	3,110,055
EFG International AG	60,817	530,624
Emmi AG	1,791	825,015
EMS-Chemie Holding AG Registered	5,973	2,494,944
Flughafen Zuerich AG Registered	2,816	2,069,436
Forbo Holding AG Registered	915	968,892
Galenica AG Registered	2,914	4,052,555
GAM Holding AG	134,362	1,868,598
Gategroup Holding AG	23,016	849,075
Geberit AG Registered	26,801	9,463,331
Georg Fischer AG Registered	3,054	2,011,858
Givaudan SA Registered	6,522	12,138,246

Security	Shares	Value
Helvetia Holding AG Registered	4,695	$2,437,652
Huber & Suhner AG Registered	13,091	553,204
Implenia AG Registered	14,215	695,732
Inficon Holding AG Registered	2,103	594,685
Intershop Holdings AG	1,104	446,061
Julius Baer Group Ltd.	160,645	6,780,751
Komax Holding AG Registered	4,362	923,783
Kudelski SA Bearer	36,556	499,472
Kuehne + Nagel International AG Registered	37,422	4,930,435
Kuoni Reisen Holding AG Class B Registered	2,974	922,981
LafargeHolcim Ltd. Registered	299,381	12,540,314
Leonteq AG	6,665	825,441
Logitech International SA Registered[b]	118,250	1,863,795
Lonza Group AG Registered	38,201	5,827,176
Meyer Burger Technology AGa,b	77,039	443,595
Mobilezone Holding AG	29,454	412,497
Mobimo Holding AG Registered	5,080	1,070,883
Nestle SA Registered	2,274,373	166,918,313
Novartis AG Registered	1,622,179	124,277,608
OC Oerlikon Corp. AG Registered	152,483	1,352,726
Orascom Development Holding AGa,b	11,248	98,248
Panalpina Welttransport Holding AG Registered	9,574	926,426
Pargesa Holding SA Bearer	18,759	1,086,563
Partners Group Holding AG	11,921	4,284,300
Plazza AGa	554	107,323
PSP Swiss Property AG Registered	28,664	2,433,775
Rieter Holding AG Registered	3,886	717,544
Roche Holding AG	501,637	129,197,291
Schindler Holding AG Participation Certificates	30,641	4,676,965
Schindler Holding AG Registered	14,772	2,270,619
Schmolz + Bickenbach AG Registered[a]	673,559	322,104
Schweiter Technologies AG Bearer	1,025	840,287
SFS Group AG	13,226	857,725
SGS SA Registered	3,834	7,419,921

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Siegfried Holding AG Registered	3,650	$671,829
Sika AG Bearer	1,537	5,485,589
Sonova Holding AG Registered	37,687	4,509,273
St Galler Kantonalbank AG Registered	1,760	622,652
Straumann Holding AG Registered	7,696	2,328,366
Sulzer AG Registered[b]	14,271	1,298,756
Sunrise Communications Group AGa,c	24,885	1,462,038
Swatch Group AG (The) Bearer[b]	21,162	7,195,472
Swatch Group AG (The) Registered	37,611	2,490,515
Swiss Life Holding AG Registered	22,633	5,734,179
Swiss Prime Site AG Registered	45,273	3,614,240
Swiss Re AG	250,626	23,187,766
Swisscom AG Registered	17,819	8,825,592
Swissquote Group Holding SA Registered	12,291	315,477
Syngenta AG Registered	66,980	24,572,080
Tecan Group AG Registered	9,040	1,299,558
Temenos Group AG Registered	43,722	2,116,441
Transocean Ltd.[b]	257,071	2,616,748
U-Blox AG	5,022	1,007,194
UBS Group AG	2,623,693	43,094,474
Valiant Holding AG Registered	12,911	1,399,904
Valora Holding AG Registered	2,819	578,849
Vetropack Holding AG Bearer	124	172,449
Vontobel Holding AG Registered	23,571	988,020
Zehnder Group AG	13,144	462,442
Zurich Insurance Group AG	107,729	23,740,017

		823,019,591
UNITED KINGDOM — 19.57%
3i Group PLC	656,744	4,117,634
888 Holdings PLC	148,848	369,497
AA PLC	433,546	1,810,516
Abcam PLC	137,885	1,261,555
Aberdeen Asset Management PLC	671,897	2,349,357
Admiral Group PLC	153,586	3,864,867

Security	Shares	Value
Advanced Medical Solutions Group PLC	254,591	$617,545
Aggreko PLC	187,567	2,269,524
Al Noor Hospitals Group PLC	58,862	968,551
Allied Minds PLC[a,b]	141,281	565,950
Amec Foster Wheeler PLC	280,782	1,641,350
Amerisur Resources PLC[a,b]	712,202	252,565
Amlin PLC	349,602	3,317,641
Antofagasta PLC	302,565	1,631,775
ARM Holdings PLC	1,011,336	14,245,381
Ashmore Group PLC[b]	282,500	878,392
Ashtead Group PLC	359,538	4,584,942
ASOS PLC[a,b]	39,908	1,757,725
Associated British Foods PLC	253,430	11,323,950
AstraZeneca PLC	901,685	57,396,931
Auto Trader Group PLC[c]	579,184	3,216,457
Avanti Communications Group PLC[a,b]	179,597	312,716
AVEVA Group PLC	49,604	936,535
Aviva PLC	2,886,398	19,685,663
Babcock International Group PLC	177,545	2,304,405
BAE Systems PLC	2,283,463	16,713,717
Balfour Beatty PLC[a]	497,769	1,770,156
Barclays PLC	11,975,242	31,595,600
Barratt Developments PLC	710,264	6,040,020
BBA Aviation PLC	777,221	1,794,851
Beazley PLC	391,263	2,081,275
Bellway PLC	90,631	3,571,399
Berendsen PLC	122,197	1,885,901
Berkeley Group Holdings PLC	93,809	4,703,956
Betfair Group PLC	48,259	3,001,769
BG Group PLC	2,451,762	36,673,660
BGEO Group PLC	30,410	765,674
BHP Billiton PLC	1,532,745	14,706,281
Big Yellow Group PLC	126,732	1,379,730
Bodycote PLC	156,140	1,212,628
boohoo.com PLC[a,b]	677,509	384,419
Booker Group PLC	1,212,810	2,855,816
Bovis Homes Group PLC	106,594	1,416,022
BP PLC	13,091,090	69,840,688
Brewin Dolphin Holdings PLC	233,507	922,475
British American Tobacco PLC	1,326,108	73,305,855
British Land Co. PLC (The)	661,438	6,943,049
Britvic PLC	175,709	1,799,536

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
BT Group PLC	5,992,215	$41,212,044
BTG PLC[a,b]	282,951	2,349,998
Bunzl PLC	230,355	6,103,850
Burberry Group PLC	315,619	5,350,082
Bwin Party Digital Entertainment PLC	558,717	982,750
Cable & Wireless Communications PLC	2,019,111	1,970,507
Cairn Energy PLC[a]	427,443	862,198
Cape PLC	115,914	369,543
Capita PLC	467,345	7,789,415
Capital & Counties Properties PLC	538,008	2,819,892
Card Factory PLC	249,001	1,232,342
Carillion PLC	309,684	1,209,356
Carnival PLC	131,529	6,492,772
Centamin PLC	937,721	902,512
Centrica PLC	3,651,390	10,607,610
Chemring Group PLC	197,111	468,333
Chesnara PLC	86,512	399,752
Cineworld Group PLC	154,307	1,105,367
Clinigen Healthcare Ltd.[a]	67,777	611,461
Close Brothers Group PLC	106,583	1,948,813
Cobham PLC	820,292	2,955,504
Coca-Cola HBC AG	142,791	2,894,426
Compass Group PLC	1,176,424	20,075,153
Countrywide PLC	171,612	854,445
Crest Nicholson Holdings PLC	196,787	1,591,112
Croda International PLC	96,914	3,920,716
Daily Mail & General Trust PLC Class A NVS	200,589	1,922,037
Dairy Crest Group PLC	118,176	1,092,965
Dart Group PLC	89,005	698,814
DCC PLC	63,502	4,868,694
De La Rue PLC	94,308	595,303
Debenhams PLC	856,288	952,281
Derwent London PLC	73,636	3,383,222
Devro PLC	107,364	455,365
Diageo PLC	1,792,944	47,928,323
Dialight PLC[b]	41,521	266,217
Dignity PLC	38,917	1,293,424
Diploma PLC	93,696	885,830
Direct Line Insurance Group PLC	990,113	5,261,165
Dixons Carphone PLC	686,965	4,616,017

Security	Shares	Value
Domino’s Pizza Group PLC	125,199	$1,748,421
Drax Group PLC	302,187	1,081,918
DS Smith PLC	673,895	3,495,800
Dunelm Group PLC	65,714	816,566
easyJet PLC	109,752	2,409,976
Electrocomponents PLC	358,001	1,061,861
Elementis PLC	374,234	1,142,922
EnQuest PLC[a,b]	958,448	210,732
Enterprise Inns PLC[a]	410,950	536,298
Entertainment One Ltd.	248,633	530,792
Essentra PLC	190,314	1,981,509
esure Group PLC	245,216	873,076
Evraz PLC[a]	316,370	279,809
Experian PLC	689,279	11,635,134
Faroe Petroleum PLC[a,b]	252,733	190,902
Fenner PLC	235,535	354,153
FirstGroup PLC[a]	865,296	1,141,503
Foxtons Group PLC	201,569	482,500
Fresnillo PLC	164,520	1,684,943
G4S PLC	1,094,095	3,519,877
Galliford Try PLC	65,799	1,386,038
Gem Diamonds Ltd.	91,548	153,236
Genus PLC	51,778	1,055,435
GKN PLC	1,215,332	4,806,369
GlaxoSmithKline PLC	3,471,045	70,851,721
Glencore PLC	8,806,378	11,177,705
Go-Ahead Group PLC	32,694	1,135,759
Grafton Group PLC	162,634	1,624,102
Grainger PLC	357,732	1,170,163
Great Portland Estates PLC	238,870	2,597,186
Greencore Group PLC	302,847	1,670,240
Greene King PLC	214,069	2,673,699
Greggs PLC	78,642	1,162,389
Gulf Keystone Petroleum Ltd.[a,b]	820,218	142,526
GVC Holdings PLC	81,084	501,477
GW Pharmaceuticals PLC[a,b]	183,771	771,610
Halfords Group PLC	157,265	845,698
Halma PLC	275,096	3,264,221
Hammerson PLC	527,012	4,362,051
Hansteen Holdings PLC[b]	563,113	888,239
Hargreaves Lansdown PLC	193,486	3,740,889
Hays PLC	1,058,743	1,907,320
Helical Bar PLC	93,639	536,953
Henderson Group PLC	859,037	3,358,307
Hikma Pharmaceuticals PLC	108,507	3,106,049

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Hiscox Ltd.	219,163	$3,083,957
Home Retail Group PLC	573,853	1,112,752
Homeserve PLC	216,984	1,248,711
Howden Joinery Group PLC	470,056	3,340,540
HSBC Holdings PLC	13,953,462	97,440,875
Hunting PLC	98,167	426,453
ICAP PLC	406,451	2,787,046
IG Group Holdings PLC	274,287	2,851,928
Imagination Technologies Group PLC[a,b]	232,188	438,047
IMI PLC	199,307	2,274,458
Imperial Tobacco Group PLC	684,221	36,745,687
Inchcape PLC	274,312	2,791,876
Indivior PLC	495,774	1,062,619
Informa PLC	468,430	4,226,016
Inmarsat PLC	325,539	5,079,548
InterContinental Hotels Group PLC	166,166	5,414,178
Intermediate Capital Group PLC	229,748	1,896,724
International Personal Finance PLC	216,757	740,387
Interserve PLC	109,074	721,621
Intertek Group PLC	114,540	4,598,042
Intu Properties PLC	609,121	2,583,474
Investec PLC	404,458	2,546,760
ITE Group PLC	255,420	505,427
ITV PLC	2,748,943	10,403,535
J D Wetherspoon PLC	71,696	688,514
J Sainsbury PLC[b]	940,961	3,271,480
John Menzies PLC	65,152	378,452
John Wood Group PLC	251,558	2,294,449
Johnson Matthey PLC	137,930	4,822,864
Jupiter Fund Management PLC	322,702	1,901,505
Just Eat PLC[a]	335,961	1,779,478
KAZ Minerals PLC[a,b]	205,467	334,445
Kcom Group PLC	453,090	745,542
Keller Group PLC	65,058	756,274
Kier Group PLC	66,081	1,249,500
Kingfisher PLC	1,623,795	7,511,235
Ladbrokes PLC	714,921	1,289,955
Laird PLC	211,712	1,066,113
Lancashire Holdings Ltd.[b]	160,776	1,419,678
Land Securities Group PLC	545,151	8,467,599
Legal & General Group PLC	4,249,721	14,678,739
Lloyds Banking Group PLC	40,879,341	37,958,518

Security	Shares	Value
London Stock Exchange Group PLC	227,018	$7,966,900
LondonMetric Property PLC	559,583	1,285,111
Lookers PLC	279,147	625,633
Majestic Wine PLC[a,b]	82,215	416,340
Man Group PLC	1,189,814	2,744,284
Marks & Spencer Group PLC	1,150,090	6,918,779
Marston’s PLC	451,860	1,010,799
Meggitt PLC	551,798	2,844,424
Melrose Industries PLC	712,663	3,005,442
Merlin Entertainments PLC[c]	500,813	2,938,938
Michael Page International PLC	230,475	1,328,312
Micro Focus International PLC	97,445	1,915,809
Mitchells & Butlers PLC	160,664	660,688
Mitie Group PLC	299,885	1,202,143
Mondi PLC	261,716	4,217,334
Moneysupermarket.com Group PLC	377,373	1,811,467
Morgan Advanced Materials PLC	252,505	763,278
N Brown Group PLC	113,643	500,695
National Express Group PLC	328,071	1,407,740
National Grid PLC	2,699,096	37,743,008
NewRiver Retail Ltd.	215,736	1,031,293
Next PLC	101,621	9,982,346
Northgate PLC	116,461	551,768
Ocado Group PLC[a,b]	359,596	1,347,140
Old Mutual PLC	3,518,632	8,470,032
Ophir Energy PLC[a,b]	453,702	574,070
Oxford Instruments PLC	44,386	459,304
Paragon Group of Companies PLC (The)	246,975	1,105,654
Paysafe Group PLC[a]	351,819	1,998,716
Pearson PLC	588,681	6,588,497
Pennon Group PLC	290,863	3,651,414
Persimmon PLC	220,088	6,356,287
Petra Diamonds Ltd.	434,451	545,398
Petrofac Ltd.	183,338	2,058,414
Pets at Home Group PLC	244,116	889,936
Phoenix Group Holdings	127,121	1,558,876
Playtech PLC	167,630	1,827,364
Poundland Group PLC	187,142	376,689
Premier Farnell PLC	371,742	531,271
Premier Foods PLC[a]	568,245	300,256
Premier Oil PLC[a]	499,815	134,708

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Primary Health Properties PLC	441,133	$667,985
Provident Financial PLC	104,982	4,375,181
Prudential PLC	1,841,214	35,715,848
PZ Cussons PLC	181,797	685,185
QinetiQ Group PLC	458,941	1,512,291
Randgold Resources Ltd.	69,866	4,922,542
Reckitt Benckiser Group PLC	455,838	40,309,433
Redde PLC	253,408	645,229
Redefine International PLC/Isle of Man	852,965	574,717
Redrow PLC	174,100	1,096,753
Regus PLC	509,176	2,135,741
RELX PLC	804,483	14,036,258
Renishaw PLC	30,979	796,260
Rentokil Initial PLC	1,315,292	2,923,617
Restaurant Group PLC (The)	164,540	1,244,022
Rexam PLC	488,517	4,157,768
Rightmove PLC	74,239	4,194,419
Rio Tinto PLC	906,385	22,037,021
Rolls-Royce Holdings PLC	1,311,796	10,327,344
Rotork PLC	634,328	1,539,548
Royal Bank of Scotland Group PLC[a]	2,443,730	8,759,672
Royal Dutch Shell PLC Class A	2,800,606	60,304,976
Royal Dutch Shell PLC Class B	1,749,535	37,746,893
Royal Mail PLC	634,506	4,133,015
RPC Group PLC	229,470	2,441,274
RPS Group PLC	182,552	471,936
RSA Insurance Group PLC	731,395	4,320,083
SABMiller PLC	694,397	41,197,717
Safestore Holdings PLC	174,878	848,629
Sage Group PLC (The)	774,888	6,825,900
Savills PLC	107,644	1,152,832
Schroders PLC	90,127	3,482,502
Segro PLC	511,295	3,183,219
Senior PLC	327,487	1,017,343
Serco Group PLC[a]	834,147	1,009,893
Severn Trent PLC	171,369	5,321,173
Shaftesbury PLC	183,621	2,186,615
Shanks Group PLC	314,745	396,238
Shire PLC	425,949	23,624,560
SIG PLC	470,351	896,707
Sky PLC	734,006	11,265,649
Smith & Nephew PLC	633,174	10,436,589
Smiths Group PLC	279,729	3,743,767

Security	Shares	Value
SOCO International PLC	157,762	$357,497
Sophos Group PLC[c]	158,346	541,095
Spectris PLC	86,667	1,944,866
Speedy Hire PLC	340,089	197,791
Spirax-Sarco Engineering PLC	52,661	2,279,833
Spire Healthcare Group PLC[c]	195,528	896,416
Spirent Communications PLC	495,608	520,235
Sports Direct International PLC[a]	194,535	1,146,840
SSE PLC	715,628	14,719,216
SSP Group PLC	338,898	1,377,763
ST Modwen Properties PLC	156,968	865,699
St. James’s Place PLC	379,977	5,136,645
Stagecoach Group PLC	306,749	1,209,208
Stallergenes Greer PLC[a]	3,129	93,074
Standard Chartered PLC	2,346,403	15,676,636
Standard Life PLC	1,399,512	7,216,231
Stobart Group Ltd.	166,815	242,543
Stock Spirits Group PLC	204,314	385,460
SuperGroup PLC	33,906	707,487
SVG Capital PLC[a]	142,466	991,848
Synthomer PLC	230,507	959,015
TalkTalk Telecom Group PLC[b]	394,866	1,233,379
Tate & Lyle PLC	333,184	2,956,248
Taylor Wimpey PLC	2,347,986	6,408,110
Ted Baker PLC	22,259	950,073
Telecom Plus PLC	55,611	796,730
Tesco PLC[a]	5,862,580	14,420,066
Thomas Cook Group PLC[a]	1,073,993	1,627,054
Travis Perkins PLC	174,892	4,527,539
Tritax Big Box REIT PLC New	53,971	4,594
Tritax Big Box REIT PLC	593,685	1,094,785
TT electronics PLC	109,288	247,265
TUI AG	357,873	6,020,645
Tullett Prebon PLC	207,130	985,452
Tullow Oil PLC[a]	674,127	1,640,924
UBM PLC	319,438	2,365,301
UDG Healthcare PLC	188,046	1,397,735
Ultra Electronics Holdings PLC	53,872	1,455,752
Unilever PLC	912,983	39,952,800
UNITE Group PLC (The)	176,379	1,608,745
United Utilities Group PLC	490,187	6,650,834
Vectura Group PLC[a]	337,704	804,297
Vedanta Resources PLC[b]	85,124	294,747
Vesuvius PLC	165,919	710,069
Victrex PLC	63,985	1,405,007

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Security	Shares	Value
Virgin Money Holdings UK PLC	196,853	$882,386
Vodafone Group PLC	18,950,991	60,188,758
Weir Group PLC (The)	157,254	1,929,511
WH Smith PLC	89,170	2,329,903
Whitbread PLC	127,288	7,222,322
William Hill PLC	622,644	3,435,728
Wm Morrison Supermarkets PLC	1,569,385	3,884,671
Wolseley PLC	183,451	9,011,601
Workspace Group PLC	97,669	1,115,275
WPP PLC	926,195	19,930,462
WS Atkins PLC	77,541	1,582,784
Xaar PLC	69,394	471,998
Xchanging PLC	218,975	588,617
Zeal Network SE	6,202	225,821
Zoopla Property Group PLC[c]	175,226	532,660

		1,864,015,533

TOTAL COMMON STOCKS
(Cost: $10,582,503,103)		9,430,163,830

INVESTMENT COMPANIES — 0.02%

AUSTRALIA — 0.02%
Spark Infrastructure Group	1,243,904	1,737,754

		1,737,754

TOTAL INVESTMENT COMPANIES
(Cost: $1,898,099)		1,737,754

PREFERRED STOCKS — 0.51%

GERMANY — 0.45%
Bayerische Motoren Werke AG	37,902	2,589,488
Biotest AG	26,647	352,200
Draegerwerk AG & Co. KGaA	6,393	424,945
Fuchs Petrolub SE	50,936	2,076,468
Henkel AG & Co. KGaA	126,428	13,375,070
Jungheinrich AG	13,098	1,038,575
Porsche Automobil Holding SE	109,579	4,955,037
Sartorius AG	6,937	1,777,088
Sixt SE	11,240	415,705
STO SE & Co. KGaA	2,189	239,821
Volkswagen AG	132,608	15,338,914

		42,583,311

Security	Shares	Value
ITALY — 0.06%
Intesa Sanpaolo SpA	614,568	$1,618,593
Telecom Italia SpA	4,344,912	3,885,716

		5,504,309

TOTAL PREFERRED STOCKS
(Cost: $62,764,497)		48,087,620

RIGHTS — 0.01%

ITALY — 0.01%
Saipem SpA[a,b]	186,620	585,603

		585,603
SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SAa	135,109	59,940
Iberdrola SAa	3,644,953	504,835

		564,775

TOTAL RIGHTS
(Cost: $2,933,481)		1,150,378

SHORT-TERM INVESTMENTS — 2.27%

MONEY MARKET FUNDS — 2.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[e,f,g]	155,058,509	155,058,509
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[e,f,g]	8,160,847	8,160,847
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[e,f]	53,052,583	53,052,583

		216,271,939

TOTAL SHORT-TERM INVESTMENTS
(Cost: $216,271,939)		216,271,939

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 101.79%
(Cost: $10,866,371,119)	$9,697,411,521
Other Assets, Less Liabilities — (1.79)%	(170,509,848)

NET ASSETS — 100.00%	$9,526,901,673

ADR	— American Depositary Receipts
NVS	— Non-Voting Shares
SDR	— Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of January 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI EAFE E-Mini	543	Mar. 2016	NYSE LIFFE	$43,483,440	$(1,015,909)

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.94%

AUSTRIA — 0.40%
ams AG	8,194	$224,312
Andritz AG	9,003	416,457
CA Immobilien Anlagen AG	12,092	206,730
Erste Group Bank AGa	30,314	876,778
IMMOFINANZ AGa	108,267	203,490
Oesterreichische Post AG	5,003	176,913
OMV AG	17,332	443,628
Raiffeisen Bank International AGa	14,230	178,612
Schoeller-Bleckmann Oilfield Equipment AG	1,895	98,423
UNIQA Insurance Group AG	17,275	108,846
Voestalpine AG	12,092	317,160
Wienerberger AG	14,668	224,185
Zumtobel Group AG	4,539	93,808

		3,569,342
BELGIUM — 2.43%
Ablynx NVa	7,602	110,348
Ackermans & van Haaren NV	2,175	281,121
Ageas	22,481	908,438
AGFA-Gevaert NVa	29,248	124,692
Anheuser-Busch InBev SA/NV	84,043	10,535,248
Befimmo SA	4,337	247,970
Bekaert SA	5,891	188,936
BHF Kleinwort Benson Group[a]	23,755	147,336
bpost SA	9,321	220,374
Cofinimmo SA	3,245	352,179
Colruyt SA	8,189	435,868
Delhaize Group	10,982	1,146,003
Econocom Group SA/NV	9,710	90,568
Elia System Operator SA/NV	7,667	369,175
Euronav NV	12,200	141,779
EVS Broadcast Equipment SA	2,555	81,681
Fagron	4,781	35,334
Galapagos NVa,b	3,671	182,721
Groupe Bruxelles Lambert SA	9,206	696,000
Intervest Offices & Warehouses NVa	4,484	112,661
Ion Beam Applications	2,960	99,161
KBC Ancora	3,280	122,108
KBC Groep NV	25,975	1,483,728
Mobistar SAa	4,664	96,518
Nyrstar NVa,b	41,526	60,525
Ontex Group NV	7,309	269,647

Security	Shares	Value
Proximus SADP	16,444	$564,935
Solvay SA	7,756	638,576
Telenet Group Holding NVa	6,335	328,550
UCB SA	12,706	1,080,909
Umicore SA	10,765	393,653

		21,546,742
DENMARK — 3.03%
Ambu A/S	4,884	150,836
AP Moeller – Maersk A/S Class A	371	466,921
AP Moeller – Maersk A/S Class B	711	909,259
Bavarian Nordic A/Sa	3,320	137,915
Carlsberg A/S Class B	11,384	954,052
Chr Hansen Holding A/S	11,475	699,297
Coloplast A/S Class B	12,092	986,211
Danske Bank A/S	72,150	1,932,202
Dfds A/S	5,186	183,322
DSV A/S	16,618	643,579
FLSmidth & Co. A/Sb	5,669	197,437
Genmab A/Sa	5,617	699,595
GN Store Nord A/S	18,871	351,599
ISS A/S	16,988	598,546
Jyske Bank A/S Registered[a]	8,452	369,239
NKT Holding A/S	3,677	203,180
Novo Nordisk A/S Class B	204,446	11,261,523
Novozymes A/S Class B	25,173	1,043,879
Pandora A/S	9,681	1,287,179
PER Aarsleff A/S Class B	415	126,723
Rockwool International A/S Class B	1,054	158,936
Royal Unibrew A/S	5,300	221,319
SimCorp A/S	6,202	302,688
Spar Nord Bank A/S	20,647	169,143
Sydbank A/S	10,094	293,445
TDC A/S	92,816	395,792
Topdanmark A/Sa	11,769	297,431
Tryg A/S	12,092	229,502
Vestas Wind Systems A/S	19,530	1,268,331
William Demant Holding A/Sa	3,686	323,340

		26,862,421
FINLAND — 1.74%
Amer Sports OYJ	11,912	324,426
Cargotec OYJ Class B	3,347	105,969
Caverion Corp.	16,674	158,049
Citycon OYJ	70,937	168,713
Elisa OYJ	14,775	532,537
Fortum OYJ	49,881	779,920

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2016

Security	Shares	Value
Huhtamaki OYJ	8,777	$308,562
Kemira OYJ	14,002	157,569
Kesko OYJ Class B	6,335	253,010
Kone OYJ Class B	35,377	1,545,350
Konecranes OYJ	4,996	110,011
Metsa Board OYJ	17,371	115,503
Metso OYJ	11,492	236,263
Neste OYJ	13,773	428,910
Nokia OYJ	457,941	3,270,398
Nokia OYJ New[a]	142,900	1,020,524
Nokian Renkaat OYJ	11,759	396,983
Orion OYJ Class B	10,316	338,222
Outokumpu OYJ[a,b]	31,519	76,668
Outotec OYJ[b]	21,386	83,307
Sampo OYJ Class A	46,975	2,256,820
Sponda OYJ	41,087	167,430
Stora Enso OYJ Class R	56,647	458,179
Tieto OYJ	7,889	211,188
UPM-Kymmene OYJ	54,970	889,230
Uponor OYJ	9,462	144,770
Valmet OYJ	17,285	170,854
Wartsila OYJ Abp	14,890	665,575
YIT OYJ	12,331	65,406

		15,440,346
FRANCE — 14.27%
ABC Arbitrage	23,533	127,065
Accor SA	20,623	781,029
Aeroports de Paris	3,449	389,433
Air France-KLM[a]	14,029	112,196
Air Liquide SA	35,862	3,694,961
Airbus Group SE	62,132	3,887,233
Alcatel-Lucent SAa	13,050	51,541
Alstom SAa,b	16,072	429,811
Alten SA	4,337	243,747
Altran Technologies SA	22,645	284,848
APERAM SAa	4,577	142,485
ArcelorMittal[b]	109,307	411,481
Arkema SA	6,595	410,755
Atos SE	8,555	673,442
AXA SA	204,750	5,044,686
BNP Paribas SA	111,155	5,259,034
Boiron SA	1,007	75,729
Bollore SA	86,903	349,898
BOURBON SAb	4,316	56,042
Bouygues SA	20,525	800,970

Security	Shares	Value
Bureau Veritas SA	25,978	$493,603
Cap Gemini SA	16,308	1,483,681
Carrefour SA	57,354	1,627,831
Casino Guichard Perrachon SAb	6,158	277,991
Cellectis SAa	2,613	58,188
CGG SAa,b	78,223	65,174
Christian Dior SE	5,669	955,699
Cie. de Saint-Gobain	49,165	2,018,103
Cie. Generale des Etablissements Michelin Class B	19,735	1,795,038
CNP Assurances	17,983	239,631
Coface SAa	12,870	105,350
Credit Agricole SA	108,945	1,084,060
Danone SA	59,905	4,112,841
Dassault Systemes	13,558	1,044,388
DBV Technologies SAa	2,116	107,394
Edenred	22,645	424,147
Eiffage SA	4,337	297,057
Electricite de France SA	28,583	372,376
Elior[c]	10,107	202,540
Elis SA	6,938	121,017
Engie SA	159,257	2,532,301
Essilor International SA	21,535	2,664,577
Etablissements Maurel et Prom[a,b]	20,252	60,043
Euler Hermes Group	1,895	161,988
Eurazeo SA	4,786	291,871
Eurofins Scientific SE	991	324,535
Eutelsat Communications SA	16,888	543,915
Faurecia	7,001	252,981
Fonciere des Regions	2,961	250,869
GameLoft SEa	12,533	68,620
Gaztransport Et Technigaz SA	2,833	105,666
Gecina SA	3,378	432,589
Genfit[a,b]	2,339	74,029
Groupe Eurotunnel SE Registered	54,304	622,264
Groupe Fnac SAa	1,427	81,837
Havas SA	15,991	126,918
Hermes International	2,907	986,277
ICADE	3,671	260,179
Iliad SA	2,783	695,771
Imerys SA	3,671	226,535
Ingenico Group SA	5,800	682,817
Innate Pharma SAa	4,639	61,591
Ipsen SA	4,559	262,192
IPSOS	5,669	115,935

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2016

Security	Shares	Value
JCDecaux SA	7,238	$284,140
Kering	8,111	1,360,797
Klepierre	23,159	999,862
Korian SA	5,669	191,324
L’Oreal SA	26,419	4,503,830
Lagardere SCA	13,780	390,510
Legrand SA	27,870	1,529,549
LVMH Moet Hennessy Louis Vuitton SE	29,360	4,708,163
Marie Brizard Wine & Spirits SAa	3,227	68,439
Mercialys SA	9,650	196,723
Metropole Television SA	4,764	75,777
Natixis SA	100,600	491,477
Neopost SA	4,559	108,774
Nexans SAa	3,893	148,719
Nexity SA	5,225	236,014
Numericable-SFR SAS	11,366	449,513
Orange SA	208,315	3,680,899
Orpea	5,003	395,023
Pernod Ricard SA	22,423	2,619,169
Peugeot SAa	45,083	666,363
Pierre & Vacances SAa	1,379	43,078
Plastic Omnium SA	6,226	202,375
Publicis Groupe SA	19,055	1,139,582
Rallye SAb	4,337	66,169
Remy Cointreau SAb	3,227	231,086
Renault SA	20,183	1,701,914
Rexel SA	30,843	363,940
Rubis SCA	5,155	384,210
Safran SA	32,700	2,110,951
Saft Groupe SA	3,616	94,296
Sanofi	123,891	10,262,003
Schneider Electric SE	58,388	3,102,707
SCOR SE	16,222	563,890
SEB SA	2,561	249,512
SES SA	33,420	870,241
Societe BIC SA	3,227	524,639
Societe Generale SA	73,252	2,788,448
Societe Television Francaise 1	13,202	147,709
Sodexo SA	9,428	919,773
Solocal Group[a,b]	4,558	30,677
Sopra Steria Group	1,780	192,701
STMicroelectronics NV	68,853	448,206
Suez Environnement Co.	33,079	611,168
Technicolor SA Registered	38,814	275,091

Security	Shares	Value
Technip SA	10,760	$498,780
Teleperformance	6,557	544,754
Thales SA	10,933	830,115
Total SA	227,101	10,055,458
UBISOFT Entertainment[a]	11,812	323,939
Unibail-Rodamco SE	10,088	2,532,446
Valeo SA	8,273	1,069,292
Veolia Environnement SA	49,079	1,178,686
Vicat SA	2,561	138,099
Vinci SA	50,633	3,419,831
Vivendi SA	124,653	2,701,661
Wendel SA	3,449	344,500
Zodiac Aerospace	20,647	430,513

		126,496,300
GERMANY — 12.67%
Aareal Bank AG	6,335	172,603
adidas AG	21,683	2,228,429
Allianz SE Registered	47,525	7,644,239
Alstria office REIT AG	17,110	212,910
Aurubis AG	4,428	179,866
Axel Springer SE	4,559	236,491
BASF SE	96,235	6,362,407
Bayer AG Registered	86,752	9,706,155
Bayerische Motoren Werke AG	34,760	2,883,339
Bechtle AG	2,561	223,935
Beiersdorf AG	10,094	929,262
Bilfinger SEb	4,071	178,778
Brenntag AG	16,444	799,894
Commerzbank AGa	110,265	890,904
CompuGroup Medical AG	3,066	122,418
Continental AG	11,572	2,411,637
CTS Eventim AG & Co. KGaA	6,801	248,956
Daimler AG Registered	100,659	6,988,181
Deutsche Bank AG Registered	144,676	2,567,365
Deutsche Boerse AG	20,425	1,737,349
Deutsche Euroshop AG	5,669	241,716
Deutsche Lufthansa AG Registered[a]	25,753	375,216
Deutsche Post AG Registered	101,266	2,446,806
Deutsche Telekom AG Registered	332,820	5,767,446
Deutsche Wohnen AG Bearer	35,225	924,103
Dialog Semiconductor PLC[a,b]	8,349	253,314
DMG Mori AG	6,637	264,425
Drillisch AG	5,891	240,632
Duerr AG	3,005	201,792

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2016

Security	Shares	Value
E.ON SE	213,810	$2,180,502
ElringKlinger AG	5,225	131,647
Evonik Industries AG	14,769	453,775
Fraport AG Frankfurt Airport Services Worldwide	4,337	261,814
Freenet AG	15,112	467,257
Fresenius Medical Care AG & Co. KGaA	23,311	2,060,016
Fresenius SE & Co. KGaA	40,865	2,694,642
GEA Group AG	19,759	825,811
Gerresheimer AG	3,942	277,808
Gerry Weber International AGb	4,115	54,879
Grand City Properties SA	11,283	232,455
GRENKELEASING AG	1,176	225,358
Hannover Rueck SE	6,779	708,582
HeidelbergCement AG	14,668	1,072,755
Heidelberger Druckmaschinen AGa,b	32,968	65,103
Henkel AG & Co. KGaA	12,093	1,110,281
HUGO BOSS AG	6,929	550,018
Indus Holding AG	4,805	218,082
Infineon Technologies AG	119,352	1,585,898
K+S AG Registered	19,357	406,547
Kabel Deutschland Holding AG	2,561	326,993
KION Group AG	6,538	320,225
Kloeckner & Co. SEb	14,468	124,755
Krones AG	2,339	250,662
KUKA AGb	3,269	249,799
Lanxess AG	9,872	403,726
LEG Immobilien AG	5,850	471,584
LEONI AG	4,115	142,952
Linde AG	19,537	2,634,045
MAN SE	3,893	392,808
Merck KGaA	14,002	1,213,281
METRO AG	17,734	498,052
MorphoSys AGa,b	2,783	131,957
MTU Aero Engines AG	5,891	538,888
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	17,975	3,439,705
Nemetschek AG	2,719	123,421
Nordex SEa	7,779	250,161
NORMA Group SE	4,559	227,168
Osram Licht AG	9,650	428,635
Pfeiffer Vacuum Technology AG	1,678	153,425

Security	Shares	Value
ProSiebenSat.1 Media SE Registered	22,867	$1,135,838
QIAGEN NVa	26,531	600,568
QSC AG	9,160	14,739
Rational AG	389	173,355
Rheinmetall AG	4,781	339,367
RHOEN-KLINIKUM AG	9,434	272,555
RTL Group SAa	4,337	349,711
RWE AG	54,646	760,999
Salzgitter AG	4,997	106,410
SAP SE	102,720	8,134,932
SGL Carbon SEa,b	5,433	55,196
Siemens AG Registered	83,165	7,935,200
Sixt SE	2,281	105,415
SMA Solar Technology AGa,b	1,175	57,226
Software AG	7,667	257,593
STADA Arzneimittel AG	5,649	194,347
Stroeer SEb	2,928	172,131
Suedzucker AG	10,154	152,831
Symrise AG	14,002	900,870
TAG Immobilien AG	17,983	210,638
Telefonica Deutschland Holding AG	62,105	306,637
ThyssenKrupp AG	40,382	622,003
United Internet AG Registered[d]	13,558	696,332
Volkswagen AG	3,802	496,143
Vonovia SE	47,774	1,447,944
Vossloh AGa	1,297	74,297
Wacker Chemie AG	1,461	106,013
Wincor Nixdorf AGa	3,935	198,033
Wirecard AGb	13,336	669,490
Zalando SEa,c	9,534	326,664
zooplus AGa	710	89,118

		112,308,635
IRELAND — 0.79%
Bank of Ireland[a]	2,892,479	951,461
C&C Group PLC	39,636	153,539
CRH PLC	86,773	2,279,715
Glanbia PLC	19,315	365,851
Kerry Group PLC Class A	16,666	1,357,918
Kingspan Group PLC	16,868	433,212
Paddy Power PLC	4,344	646,543
Ryanair Holdings PLC ADR	3,897	305,330
Smurfit Kappa Group PLC	23,817	515,423

		7,008,992

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2016

Security	Shares	Value
ISRAEL — 0.01%
Plus500 Ltd.	8,147	$50,791

		50,791
ITALY — 3.63%
A2A SpA	201,599	240,172
Anima Holding SpA[c]	23,311	170,260
Ansaldo STS SpA	22,648	241,632
Ascopiave SpA	61,171	146,015
Assicurazioni Generali SpA	124,799	1,862,184
Atlantia SpA	45,305	1,180,456
Autogrill SpA[a]	23,089	194,996
Azimut Holding SpA	8,827	184,817
Banca Carige SpA[a]	66,861	52,198
Banca Generali SpA	8,111	219,939
Banca Mediolanum SpA	27,426	182,806
Banca Monte dei Paschi di Siena SpA[a,b]	275,330	197,521
Banca Popolare dell’Emilia Romagna SC	53,290	317,143
Banca Popolare di Milano Scarl	260,372	211,583
Banca Popolare di Sondrio Scarl	52,665	200,249
Banco Popolare SCa	16,554	152,612
Beni Stabili SpA SIIQ	116,964	78,468
Brembo SpA	4,256	173,708
Buzzi Unicem SpA	12,314	185,342
Cerved Information Solutions SpA	25,003	205,344
CNH Industrial NV	101,710	631,167
Credito Emiliano SpA	12,879	85,565
Credito Valtellinese SCa	143,788	132,948
Davide Campari-Milano SpA	41,531	362,430
De’ Longhi SpA	9,197	218,438
Enel Green Power SpA	222,828	434,000
Enel SpA	771,931	3,147,289
Eni SpA	266,639	3,831,501
EXOR SpA	11,819	382,767
Ferrari NVa,b	13,412	531,156
FinecoBank Banca Fineco SpA	30,856	237,387
Finmeccanica SpA[a]	24,295	287,332
Hera SpA	116,466	325,137
Immobiliare Grande Distribuzione SIIQ SpA	63,796	50,047
Intesa Sanpaolo SpA	1,330,847	3,770,031
Iren SpA	107,196	157,632
Italcementi SpA	21,555	241,166
Luxottica Group SpA	17,984	1,119,899

Security	Shares	Value
Mediaset SpA	78,828	$263,052
Mediobanca SpA	68,187	543,402
Moleskine SpA	54,120	94,810
Moncler SpA	15,163	222,973
Prysmian SpA	23,311	475,971
Recordati SpA	14,562	359,255
Saipem SpA[a,b]	29,652	18,304
Salini Impregilo SpA	25,204	97,579
Salvatore Ferragamo SpA	7,216	162,330
Snam SpA	243,300	1,359,752
Societa Cattolica di Assicurazioni Scrl	16,904	119,074
Tamburi Investment Partners SpA	32,730	106,671
Telecom Italia SpA[a,b]	1,207,237	1,335,029
Tenaris SA	49,519	507,958
Terna Rete Elettrica Nazionale SpA	182,589	974,812
Tod’s SpA[b]	1,673	131,426
Trevi Finanziaria Industriale SpA[b]	15,631	25,962
UniCredit SpA	505,249	1,939,708
Unione di Banche Italiane SpA	94,592	440,324
Unipol Gruppo Finanziario SpA	50,859	206,920
UnipolSai SpA	125,909	265,395
Yoox Net-A-Porter Group SpA[a]	6,158	210,559

		32,204,603
NETHERLANDS — 4.57%
Aalberts Industries NV	12,092	380,487
Aegon NV	192,201	1,081,657
AerCap Holdings NVa	7,747	237,910
Akzo Nobel NV	25,309	1,617,667
Altice NV Class Aa,b	40,560	581,076
Altice NV Class Ba	10,008	147,547
Arcadis NV	7,889	105,423
ASM International NV	7,001	277,602
ASML Holding NV	37,078	3,378,926
BE Semiconductor Industries NV	3,169	63,883
Boskalis Westminster	10,316	405,196
Corbion NV	7,191	159,433
Delta Lloyd NV	25,684	151,157
Eurocommercial Properties NV	5,669	247,145
Euronext NVc	7,175	347,038
Fiat Chrysler Automobiles NV	90,865	629,743
Flow Traders[c]	3,688	186,221
Fugro NV CVA[a]	7,889	116,008
Gemalto NV	8,555	512,464

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2016

Security	Shares	Value
Heineken Holding NV	10,982	$839,539
Heineken NV	24,421	2,114,507
IMCD Group NV	4,551	161,250
ING Groep NV CVA	404,264	4,634,610
Koninklijke Ahold NV	89,748	2,022,353
Koninklijke BAM Groep NVa	29,703	159,062
Koninklijke DSM NV	18,649	898,376
Koninklijke KPN NV	340,651	1,311,852
Koninklijke Philips NV	99,712	2,642,847
Koninklijke Vopak NV	8,111	351,543
NN Group NV	25,104	846,423
NSI NV	19,171	77,831
NXP Semiconductors NVa	14,149	1,058,062
OCI NVa	8,856	159,838
PostNL NVa,b	52,394	189,921
Randstad Holding NV	13,336	723,387
RELX NV	94,332	1,568,335
SBM Offshore NVa,b	19,361	254,014
TKH Group NV	7,104	263,199
TNT Express NV	52,346	445,651
TomTom NVa	11,738	121,423
Unilever NV CVA	170,357	7,537,447
USG People NV	6,549	121,566
Wereldhave NV	4,023	219,004
Wessanen	11,998	101,873
Wolters Kluwer NV	32,088	1,088,150

		40,538,646
NORWAY — 1.09%
Akastor ASA[a]	6,218	6,220
Aker Solutions ASA	20,003	59,819
Bakkafrost P/F	4,530	149,535
Borregaard ASA	14,679	74,003
BW LPG Ltd.[c]	15,334	116,485
Det Norske Oljeselskap ASA[a,b]	11,361	68,471
DNB ASA	105,469	1,259,202
DNO ASA[a,b]	86,474	56,971
Gjensidige Forsikring ASA	24,865	392,306
Hexagon Composites ASA	10,566	24,818
Kongsberg Automotive ASA[a]	126,473	85,208
Leroy Seafood Group ASA	2,319	88,215
Marine Harvest ASA	39,636	534,980
Norsk Hydro ASA	152,299	500,471
Norwegian Air Shuttle ASA[a,b]	3,040	91,399
Norwegian Property ASA[a]	37,150	36,819
Opera Software ASA[b]	18,427	93,131

Security	Shares	Value
Orkla ASA	92,933	$746,433
Petroleum Geo-Services ASA	29,207	88,013
Prosafe SE	35,434	57,043
REC Silicon ASA[a,b]	323,438	48,918
Salmar ASA	5,439	106,254
Schibsted ASA	8,555	248,877
Schibsted ASA Class Ba	8,294	231,686
Seadrill Ltd.[a,b]	38,791	81,781
Selvaag Bolig ASA	12,089	34,905
Statoil ASA	120,344	1,632,596
Storebrand ASA[a]	48,774	195,875
Subsea 7 SAa	31,451	185,586
Telenor ASA	83,165	1,341,671
TGS Nopec Geophysical Co. ASA[b]	11,870	170,278
Thin Film Electronics ASA[a]	46,725	15,204
XXL ASA[c]	12,059	126,080
Yara International ASA	19,810	742,224

		9,691,477
PORTUGAL — 0.26%
Banco BPI SA Registered[a,d]	57,480	62,880
Banco Comercial Portugues SA Registered[a,b]	4,712,004	198,336
CTT-Correios de Portugal SA	23,401	202,568
EDP – Energias de Portugal SA	124,200	432,335
Galp Energia SGPS SA	42,515	501,897
Jeronimo Martins SGPS SA	28,536	396,465
NOS SGPS SA	37,266	269,725
Portucel SA	33,764	112,891
Sonae SGPS SA	137,348	153,522

		2,330,619
SPAIN — 4.81%
Abertis Infraestructuras SA	48,290	716,116
Acciona SA	3,353	255,818
Acerinox SAb	18,699	167,288
ACS Actividades de Construccion y Servicios SA	20,278	511,463
Aena SAa,c	7,013	775,915
Almirall SA	9,868	189,315
Amadeus IT Holding SA Class A	46,808	1,900,082
Applus Services SA	13,071	106,076
Atresmedia Corp. de Medios de Comunicacion SA	12,573	118,496
Axiare Patrimonio SOCIMI SAb	16,266	196,775
Banco Bilbao Vizcaya Argentaria SA	672,936	4,293,173

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2016

Security	Shares	Value
Banco de Sabadell SA	525,956	$947,000
Banco Popular Espanol SA	191,949	514,884
Banco Santander SA	1,529,658	6,513,078
Bankia SA	491,972	486,557
Bankinter SA	79,494	551,366
CaixaBank SA	277,904	835,963
Cellnex Telecom SAU[c]	17,831	305,907
Cia. de Distribucion Integral Logista Holdings SA	5,225	108,495
CIE Automotive SA	7,688	111,513
Corp Financiera Alba SA	3,671	144,747
Deoleo SAa	211,399	53,755
Distribuidora Internacional de Alimentacion SA	69,726	373,236
Ebro Foods SA	11,648	227,245
Enagas SA	1,036	29,931
Ence Energia y Celulosa SA	18,494	58,433
Endesa SA	31,684	609,049
Euskaltel SAa,c	11,325	131,304
Faes Farma SA	44,294	128,688
Ferrovial SA	47,191	1,028,154
Fomento de Construcciones y Contratas SAa,b	17,703	132,614
Gamesa Corp. Tecnologica SA	24,965	462,199
Gas Natural SDG SA	34,588	674,228
Grifols SA	32,966	683,275
Grupo Catalana Occidente SA	7,445	226,772
Hispania Activos Inmobiliarios SAa	12,536	154,907
Iberdrola SA	592,758	4,135,706
Indra Sistemas SAa,b	14,668	143,590
Industria de Diseno Textil SA	115,578	3,774,970
Inmobiliaria Colonial SAa	257,812	171,843
International Consolidated Airlines Group SA	91,455	700,035
Lar Espana Real Estate SOCIMI SA	17,301	164,741
Liberbank SAa	70,855	97,446
Mapfre SA	111,802	249,088
Mediaset Espana Comunicacion SA	26,197	253,162
Melia Hotels International SA	10,524	114,103
Merlin Properties SOCIMI SA	19,926	230,271
Miquel y Costas & Miquel SA	2,356	87,951
NH Hotel Group SAa	35,862	147,845
Obrascon Huarte Lain SA	16,954	89,799

Security	Shares	Value
Papeles y Cartones de Europa SA	13,431	$70,485
Promotora de Informaciones SAa,b	8,193	42,394
Prosegur Cia. de Seguridad SA	39,858	178,120
Red Electrica Corp. SA	565	45,479
Repsol SA	119,931	1,231,789
Sacyr SAb	50,157	83,742
Saeta Yield SA	15,990	141,876
Tecnicas Reunidas SA	4,159	137,302
Telefonica SA	474,535	4,969,367
Viscofan SA	6,779	404,757
Zardoya Otis SA	21,978	230,441

		42,620,119
SWEDEN — 4.92%
AAK AB	4,115	267,057
AF AB Class B	12,314	193,507
Alfa Laval AB	33,420	572,918
Arcam ABa,b	2,791	56,960
Assa Abloy AB	105,691	2,227,227
Atlas Copco AB Class A	70,614	1,505,343
Atlas Copco AB Class B	40,865	830,172
Avanza Bank Holding AB	2,561	96,318
Axfood AB	6,788	118,345
Betsson AB	12,116	192,868
BillerudKorsnas AB	20,869	331,229
Boliden AB	29,355	405,666
Castellum AB	17,776	264,309
Com Hem Holding AB	16,382	138,030
Electrolux AB Class B	25,309	548,980
Elekta AB Class Bb	40,865	303,809
Evolution Gaming Group ABa,c	4,336	153,215
Fabege AB	18,205	281,303
Fastighets AB Balder Class Ba	8,316	185,232
Fingerprint Cards ABa,b	6,364	341,394
Getinge AB Class B	22,201	487,001
Hemfosa Fastigheter AB	14,112	139,064
Hennes & Mauritz AB Class B	99,712	3,248,944
Hexagon AB Class B	27,426	908,342
Hexpol AB	30,756	271,156
Holmen AB Class B	6,113	175,086
Hufvudstaden AB Class A	15,112	207,428
Husqvarna AB Class B	47,303	299,541
ICA Gruppen AB	8,111	286,322
Industrivarden AB Class C	16,143	254,713
Indutrade AB	5,669	300,607
Intrum Justitia AB	10,327	341,064

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2016

Security	Shares	Value
Investment AB Kinnevik Class B	25,531	$655,027
Investor AB Class B	48,635	1,620,420
JM AB	8,777	241,049
Kungsleden AB	16,366	109,266
L E Lundbergforetagen AB Class B	5,003	255,432
Lifco AB Class B	4,860	107,742
Loomis AB Class B	7,914	235,252
Lundin Petroleum ABa	24,199	345,984
Meda AB Class A	30,555	327,288
Medivir AB Class Ba	2,828	22,096
Millicom International Cellular SA SDR	7,001	307,638
Modern Times Group MTG AB Class B	5,226	138,040
NCC AB Class B	9,428	318,740
NetEnt AB	3,434	171,160
Nibe Industrier AB Class B	9,872	284,592
Nobia AB	12,536	139,688
Nordea Bank AB	320,889	3,214,522
Opus Group AB	30,100	20,008
Oriflame Holding AGa	5,074	71,184
Peab AB	27,648	209,417
Ratos AB Class B	25,531	136,722
Saab AB	8,333	250,915
Sandvik AB	111,375	925,424
SAS ABa,b	15,911	45,646
Securitas AB Class B	36,084	529,796
Skandinaviska Enskilda Banken AB Class A	160,010	1,535,732
Skanska AB Class B	40,199	772,107
SKF AB Class B	42,197	640,709
SSAB AB Class Aa,b	37,440	89,769
Svenska Cellulosa AB SCA Class B	61,355	1,809,536
Svenska Handelsbanken AB Class A	157,758	1,974,056
Swedbank AB Class A	95,648	1,997,744
Swedish Match AB	22,645	803,341
Swedish Orphan Biovitrum ABa	17,619	221,908
Tele2 AB Class B	34,752	287,542
Telefonaktiebolaget LM Ericsson Class B	320,552	2,818,631
TeliaSonera AB	273,483	1,286,255
Trelleborg AB Class B	26,641	458,259
Unibet Group PLC	29,933	337,555

Security	Shares	Value
Volvo AB Class B	161,736	$1,462,706
Vostok New Ventures Ltd.[a]	10,925	56,059
Wallenstam AB Class B	25,087	178,462
Wihlborgs Fastigheter AB	12,092	231,970

		43,578,539
SWITZERLAND — 13.57%
ABB Ltd. Registered	227,841	3,906,862
Actelion Ltd. Registered	11,001	1,439,744
Adecco SA Registered	17,554	1,070,731
AFG Arbonia-Forster Holding AG Registered[a]	9,060	87,271
Allreal Holding AG Registered	2,561	337,418
Aryzta AG	9,650	439,814
Baloise Holding AG Registered	5,003	610,330
Banque Cantonale Vaudoise Registered	341	205,668
Barry Callebaut AG Registered	209	238,443
Basilea Pharmaceutica AG Registered[a,b]	1,638	120,054
BKW AG	3,630	132,319
Bucher Industries AG Registered	1,007	205,498
Burckhardt Compression Holding AG	543	168,785
Cembra Money Bank AG	2,576	154,613
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	96	560,738
Chocoladefabriken Lindt & Sprungli AG Registered	10	688,967
Cie. Financiere Richemont SA Class A Registered	54,528	3,525,575
Clariant AG Registered	31,644	514,198
Cosmo Pharmaceuticals SAa,b	581	84,940
Credit Suisse Group AG Registered	185,777	3,263,540
Daetwyler Holding AG Bearer	1,480	188,205
dorma+kaba Holding AG Class B	478	293,895
Dufry AG Registered[a,b]	4,241	457,771
Emmi AG	274	126,217
EMS-Chemie Holding AG Registered	785	327,897
Flughafen Zuerich AG Registered	527	387,284
Forbo Holding AG Registered	148	156,717
Galenica AG Registered	420	584,102
GAM Holding AG	19,537	271,705
Gategroup Holding AG	3,414	125,945

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2016

Security	Shares	Value
Geberit AG Registered	3,893	$1,374,603
Georg Fischer AG Registered	454	299,078
Givaudan SA Registered	908	1,689,900
Helvetia Holding AG Registered	657	341,115
Implenia AG Registered	3,449	168,806
Julius Baer Group Ltd.	23,828	1,005,769
Kuehne + Nagel International AG Registered	5,669	746,904
Kuoni Reisen Holding AG Class B Registered	563	174,727
LafargeHolcim Ltd. Registered	44,499	1,863,951
Leonteq AG	822	101,802
Logitech International SA Registered	20,183	318,114
Lonza Group AG Registered	5,810	886,257
Meyer Burger Technology AGa,b	16,444	94,686
Mobimo Holding AG Registered	1,598	336,864
Myriad Group AGa,b	14,020	45,427
Nestle SA Registered	333,499	24,475,796
Novartis AG Registered	237,924	18,227,721
OC Oerlikon Corp. AG Registered	20,869	185,136
Orascom Development Holding AGa,b	1,852	16,177
Panalpina Welttransport Holding AG Registered	1,673	161,887
Pargesa Holding SA Bearer	3,671	212,632
Partners Group Holding AG	1,784	641,153
PSP Swiss Property AG Registered	5,003	424,790
Roche Holding AG	73,537	18,939,554
Santhera Pharmaceutical Holding AGa,b	507	34,290
Schindler Holding AG Participation Certificates	4,115	628,103
Schindler Holding AG Registered	2,783	427,778
Schmolz + Bickenbach AG Registered[a]	29,600	14,155
SGS SA Registered	563	1,089,571
Sika AG Bearer	222	792,323
Sonova Holding AG Registered	5,891	704,862
Straumann Holding AG Registered	1,229	371,824
Sulzer AG Registered[b]	2,561	233,068
Sunrise Communications Group AGa,c	4,034	237,005
Swatch Group AG (The) Bearer[b]	3,227	1,097,240

Security	Shares	Value
Swatch Group AG (The) Registered	5,225	$345,988
Swiss Life Holding AG Registered	3,449	873,821
Swiss Prime Site AG Registered	6,504	519,228
Swiss Re AG	36,505	3,377,421
Swisscom AG Registered	2,673	1,323,913
Syngenta AG Registered	9,678	3,550,442
Tecan Group AG Registered	1,800	258,761
Temenos Group AG Registered	7,163	346,738
Transocean Ltd.[b]	38,804	394,989
U-Blox AG	785	157,437
UBS Group AG	382,063	6,275,431
Valiant Holding AG Registered	2,624	284,513
Vontobel Holding AG Registered	2,604	109,151
Zurich Insurance Group AG	15,600	3,437,740

		120,293,887
UNITED KINGDOM — 30.75%
3i Group PLC	106,820	669,737
AA PLC	63,229	264,048
Abcam PLC	14,862	135,977
Aberdeen Asset Management PLC	94,162	329,247
Admiral Group PLC	19,981	502,806
Aggreko PLC	26,982	326,477
Al Noor Hospitals Group PLC	7,119	117,140
Allied Minds PLC[a]	18,204	72,922
Amec Foster Wheeler PLC	36,301	212,203
Amerisur Resources PLC[a]	21,321	7,561
Amlin PLC	58,300	553,253
Anglo American PLC	147,689	581,249
Antofagasta PLC	33,910	182,881
AO World PLC[a]	20,485	44,168
ARM Holdings PLC	146,215	2,059,541
Ashmore Group PLC[b]	37,194	115,649
Ashtead Group PLC	51,950	662,483
ASOS PLC[a,b]	5,669	249,688
Associated British Foods PLC	37,945	1,695,487
AstraZeneca PLC	132,454	8,431,385
Auto Trader Group PLC[c]	73,307	407,105
Avanti Communications Group PLC[a,b]	17,421	30,334
AVEVA Group PLC	7,667	144,755
Aviva PLC	419,017	2,857,758
Babcock International Group PLC	20,749	269,307
BAE Systems PLC	327,212	2,395,015
Balfour Beatty PLC[a]	74,388	264,537

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2016

Security	Shares	Value
Barclays PLC	1,742,644	$4,597,810
Barratt Developments PLC	101,488	863,045
BBA Aviation PLC	113,033	261,029
Beazley PLC	67,077	356,808
Bellway PLC	12,980	511,489
Berendsen PLC	23,089	356,339
Berkeley Group Holdings PLC	12,314	617,473
Betfair Group PLC	8,405	522,801
BG Group PLC	358,515	5,362,697
BGEO Group PLC	5,225	131,557
BHP Billiton PLC	219,958	2,110,439
Big Yellow Group PLC	24,951	271,641
Bodycote PLC	24,421	189,661
boohoo.com PLC[a]	82,499	46,810
Booker Group PLC	162,452	382,527
Bovis Homes Group PLC	17,110	227,294
BP PLC	1,915,749	10,220,480
Brewin Dolphin Holdings PLC	41,531	164,069
British American Tobacco PLC	194,810	10,768,892
British Land Co. PLC (The)	89,825	942,884
Britvic PLC	28,758	294,527
BT Group PLC	873,624	6,008,434
BTG PLC[a]	41,531	344,928
Bunzl PLC	33,864	897,314
Burberry Group PLC	44,861	760,442
Bwin Party Digital Entertainment PLC	102,160	179,693
Cable & Wireless Communications PLC	315,549	307,953
Cairn Energy PLC[a]	73,500	148,257
Capita PLC	66,055	1,100,964
Capital & Counties Properties PLC	73,056	382,913
Card Factory PLC	32,080	158,769
Carillion PLC[b]	47,081	183,857
Carnival PLC	18,649	920,586
Centamin PLC	160,232	154,216
Centrica PLC	534,850	1,553,786
Cineworld Group PLC	29,115	208,563
Close Brothers Group PLC	17,983	328,810
Cobham PLC	119,796	431,624
Coca-Cola HBC AG	21,313	432,022
Compass Group PLC	168,654	2,878,006
Countrywide PLC	21,737	108,227
Crest Nicholson Holdings PLC	35,275	285,214
Croda International PLC	13,780	557,478

Security	Shares	Value
Daily Mail & General Trust PLC Class A NVS	31,422	$301,085
Dairy Crest Group PLC	24,811	229,468
DCC PLC	8,777	672,932
De La Rue PLC	16,666	105,201
Debenhams PLC	168,875	187,807
Derwent London PLC	9,206	422,972
Devro PLC	18,745	79,503
Diageo PLC	262,252	7,010,424
Dignity PLC	7,952	264,288
Diploma PLC	21,313	201,500
Direct Line Insurance Group PLC	140,670	747,478
Dixons Carphone PLC	93,155	625,949
Domino’s Pizza Group PLC	21,197	296,019
Drax Group PLC	45,305	162,205
DS Smith PLC	95,494	495,371
Dunelm Group PLC	14,668	182,265
easyJet PLC	16,888	370,833
Electrocomponents PLC	56,968	168,972
Elementis PLC	57,412	175,338
EnQuest PLC[a,b]	5,779	1,271
Enterprise Inns PLC[a]	96,160	125,491
Entertainment One Ltd.	28,959	61,823
Essentra PLC	26,982	280,931
esure Group PLC	48,021	170,976
Evraz PLC[a]	37,646	33,295
Experian PLC	102,154	1,724,375
Fenner PLC	38,526	57,928
FirstGroup PLC[a]	138,016	182,071
Foxtons Group PLC	39,069	93,520
Fresnillo PLC	26,775	274,218
G4S PLC	166,433	535,441
Galliford Try PLC	13,780	290,272
Genus PLC	10,646	217,006
GKN PLC	160,577	635,046
GlaxoSmithKline PLC	509,481	10,399,636
Glencore PLC	1,293,913	1,642,330
Globo PLC[a]	33,626	—
Go-Ahead Group PLC	6,557	227,784
Grafton Group PLC	26,982	269,449
Grainger PLC	65,611	214,618
Great Portland Estates PLC	35,196	382,679
Greencore Group PLC	51,506	284,062
Greene King PLC	29,593	369,613
Greggs PLC	12,314	182,010

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2016

Security	Shares	Value
Gulf Keystone Petroleum Ltd.[a,b]	138,238	$24,021
GW Pharmaceuticals PLC[a,b]	24,023	100,867
Halfords Group PLC	26,197	140,875
Halma PLC	45,305	537,578
Hammerson PLC	66,277	548,571
Hansteen Holdings PLC	146,215	230,635
Hargreaves Lansdown PLC	25,753	497,913
Hays PLC	165,767	298,628
Helical Bar PLC	11,810	67,722
Henderson Group PLC	114,468	447,500
Hikma Pharmaceuticals PLC	16,909	484,026
Hiscox Ltd.	33,653	473,549
Home Retail Group PLC	93,274	180,867
Homeserve PLC	35,929	206,766
Howden Joinery Group PLC	73,278	520,764
HSBC Holdings PLC	2,050,899	14,321,994
Hunting PLC	17,332	75,293
ICAP PLC	58,966	404,332
IG Group Holdings PLC	41,753	434,131
Imagination Technologies Group PLC[a,b]	26,969	50,880
IMI PLC	27,648	315,514
Imperial Tobacco Group PLC	100,378	5,390,742
Inchcape PLC	42,419	431,729
Indivior PLC	67,077	143,770
Informa PLC	56,524	509,940
Inmarsat PLC	45,083	703,453
InterContinental Hotels Group PLC	23,986	781,535
Intermediate Capital Group PLC	40,863	337,351
International Personal Finance PLC	26,775	91,457
Interserve PLC	21,535	142,473
Intertek Group PLC	16,222	651,209
Intu Properties PLC	77,718	329,627
Investec PLC	56,746	357,314
ITE Group PLC	32,545	64,400
ITV PLC	396,597	1,500,944
J D Wetherspoon PLC	16,222	155,784
J Sainsbury PLC	134,242	466,725
John Menzies PLC	10,585	61,486
John Wood Group PLC	39,977	364,628
Johnson Matthey PLC	19,708	689,110
Jupiter Fund Management PLC	41,531	244,719
Just Eat PLC[a,b]	42,381	224,479
KAZ Minerals PLC[a,b]	39,858	64,878

Security	Shares	Value
Keller Group PLC	13,558	$157,606
Kier Group PLC	13,916	263,132
Kingfisher PLC	244,610	1,131,500
Ladbrokes PLC	100,600	181,516
Laird PLC	44,639	224,788
Lancashire Holdings Ltd.	26,965	238,105
Land Securities Group PLC	77,052	1,196,816
Legal & General Group PLC	615,010	2,124,274
Lloyds Banking Group PLC	5,965,709	5,539,460
London Stock Exchange Group PLC	32,507	1,140,791
LondonMetric Property PLC	92,267	211,896
Majestic Wine PLC[a]	11,782	59,665
Man Group PLC	175,833	405,556
Marks & Spencer Group PLC	165,101	993,224
Marston’s PLC	89,825	200,936
Meggitt PLC	79,938	412,067
Melrose Industries PLC	14,589	61,525
Merlin Entertainments PLC[c]	57,434	337,042
Michael Page International PLC	34,530	199,009
Micro Focus International PLC	18,364	361,044
Mitchells & Butlers PLC	30,978	127,389
Mitie Group PLC	53,638	215,018
Mondi PLC	37,194	599,350
Moneysupermarket.com Group PLC	62,503	300,027
Morgan Advanced Materials PLC	43,973	132,923
Mothercare PLC[a]	21,767	64,686
N Brown Group PLC	24,337	107,225
Nanoco Group PLC[a,b]	20,525	13,102
National Express Group PLC	66,277	284,392
National Grid PLC	388,620	5,434,296
NewRiver Retail Ltd.	24,386	116,574
Next PLC	15,847	1,556,669
Northgate PLC	25,309	119,909
Ocado Group PLC[a]	53,282	199,608
Old Mutual PLC	499,385	1,202,117
Ophir Energy PLC[a,b]	70,545	89,261
Oxford Instruments PLC	9,650	99,858
Paragon Group of Companies PLC (The)	40,643	181,950
Paysafe Group PLC[a]	46,820	265,989
Pearson PLC	85,163	953,141
Pennon Group PLC	40,643	510,221
Persimmon PLC	30,312	875,431

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2016

Security	Shares	Value
Petra Diamonds Ltd.	78,634	$98,715
Petrofac Ltd.	26,641	299,110
Pets at Home Group PLC	28,772	104,890
Phoenix Group Holdings	26,661	326,942
Playtech PLC	21,979	239,597
Poundland Group PLC	24,352	49,017
Premier Farnell PLC	62,947	89,960
Premier Foods PLC[a]	94,729	50,054
Provident Financial PLC	15,556	648,305
Prudential PLC	267,033	5,179,903
QinetiQ Group PLC	80,279	264,533
Randgold Resources Ltd.	9,989	703,794
Reckitt Benckiser Group PLC	67,077	5,931,572
Redrow PLC	23,282	146,666
Regus PLC	79,494	333,438
RELX PLC	112,697	1,966,287
Renishaw PLC	3,835	98,572
Rentokil Initial PLC	220,174	489,401
Restaurant Group PLC (The)	25,309	191,351
Rexam PLC	69,282	589,659
Rightmove PLC	10,760	607,928
Rio Tinto PLC	131,151	3,188,686
Rolls-Royce Holdings PLC	196,404	1,546,225
Rotork PLC	92,489	224,476
Royal Bank of Scotland Group PLC[a]	339,688	1,217,629
Royal Dutch Shell PLC Class A	411,391	8,858,413
Royal Dutch Shell PLC Class B	254,700	5,495,251
Royal Mail PLC	83,716	545,305
RPC Group PLC	40,446	430,295
RPS Group PLC	40,425	104,507
RSA Insurance Group PLC	109,155	644,739
SABMiller PLC	101,598	6,027,684
Safestore Holdings PLC	16,712	81,098
Sage Group PLC (The)	116,244	1,023,980
Savills PLC	20,869	223,500
Schroders PLC	11,426	441,500
Segro PLC	67,521	420,372
Senior PLC	54,748	170,075
Serco Group PLC[a]	116,955	141,596
Severn Trent PLC	25,087	778,976
Shaftesbury PLC	28,536	339,815
Shire PLC	61,837	3,429,687
SIG PLC	80,501	153,472
Sirius Minerals PLC[a]	209,142	37,825

Security	Shares	Value
Sky PLC	107,601	$1,651,479
Smith & Nephew PLC	93,940	1,548,410
Smiths Group PLC	38,526	515,615
SOCO International PLC	31,422	71,204
Spectris PLC	12,536	281,316
Speedy Hire PLC	50,120	29,149
Spirax-Sarco Engineering PLC	7,395	320,149
Spire Healthcare Group PLC[c]	25,754	118,072
Spirent Communications PLC	121,913	127,971
Sports Direct International PLC[a]	28,758	169,537
SSE PLC	102,907	2,116,617
SSP Group PLC	41,518	168,788
ST Modwen Properties PLC	34,530	190,437
St. James’s Place PLC	54,970	743,101
Stagecoach Group PLC	53,416	210,566
Standard Chartered PLC	338,129	2,259,086
Standard Life PLC	197,378	1,017,730
Stock Spirits Group PLC	31,863	60,113
SuperGroup PLC	4,337	90,496
SVG Capital PLC[a]	37,916	263,971
Synthomer PLC	46,386	192,987
TalkTalk Telecom Group PLC	56,746	177,248
Tate & Lyle PLC	51,728	458,968
Taylor Wimpey PLC	327,434	893,631
Ted Baker PLC	2,834	120,963
Telecom Plus PLC	8,984	128,712
Tesco PLC[a]	849,875	2,090,420
Thomas Cook Group PLC[a]	153,453	232,475
Travis Perkins PLC	24,643	637,949
TUI AG	49,532	833,297
Tullett Prebon PLC	36,972	175,900
Tullow Oil PLC[a]	98,625	240,068
UBM PLC	49,304	365,075
UDG Healthcare PLC	39,414	292,962
Ultra Electronics Holdings PLC	9,650	260,766
Unilever PLC	132,976	5,819,127
UNITE Group PLC (The)	34,308	312,922
United Utilities Group PLC	72,834	988,208
Vectura Group PLC[a]	44,180	105,222
Vedanta Resources PLC	9,428	32,645
Vesuvius PLC	29,424	125,923
Victrex PLC	9,650	211,898
Virgin Money Holdings UK PLC	22,533	101,003
Vodafone Group PLC	2,781,958	8,835,559
Weir Group PLC (The)	21,979	269,683

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2016

Security	Shares	Value
WH Smith PLC	16,588	$433,424
Whitbread PLC	17,983	1,020,355
William Hill PLC	79,272	437,420
Wm Morrison Supermarkets PLC	230,727	571,115
Wolseley PLC	25,975	1,275,961
Workspace Group PLC	20,383	232,752
WPP PLC	135,574	2,917,369
WS Atkins PLC	13,558	276,749
Xaar PLC	9,903	67,357
Xchanging PLC	21,621	58,119
Zoopla Property Group PLC[c]	21,439	65,171

		272,577,773

TOTAL COMMON STOCKS
(Cost: $1,002,399,931)		877,119,232

PREFERRED STOCKS — 0.78%

GERMANY — 0.68%
Bayerische Motoren Werke AG	5,739	392,092
Fuchs Petrolub SE	6,142	250,386
Henkel AG & Co. KGaA	18,505	1,957,681
Jungheinrich AG	1,766	140,031
Porsche Automobil Holding SE	16,158	730,646
Sartorius AG	1,037	265,654
Volkswagen AG	19,350	2,238,236

		5,974,726
ITALY — 0.10%
Intesa Sanpaolo SpA	127,239	335,110
Telecom Italia SpA	640,985	573,242

		908,352

TOTAL PREFERRED STOCKS
(Cost: $9,204,833)		6,883,078

RIGHTS — 0.02%

ITALY — 0.01%
Saipem SpA[a,b]	29,652	93,046

		93,046
SPAIN — 0.01%
ACS Actividades de Construccion y Servicios SAa	21,268	9,435
Iberdrola SAa	592,758	82,099

		91,534

TOTAL RIGHTS
(Cost: $406,817)		184,580

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.30%

MONEY MARKET FUNDS — 1.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[e,f,g]	10,928,532	$10,928,532
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[e,f,g]	575,177	575,177
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[e,f]	8,790	8,790

		11,512,499

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,512,499)		11,512,499

TOTAL INVESTMENTS IN SECURITIES — 101.04%
(Cost: $1,023,524,080)		895,699,389
Other Assets, Less Liabilities — (1.04)%		(9,181,445)

NET ASSETS — 100.00%		$886,517,944

ADR	— American Depositary Receipts
NVS	— Non-Voting Shares
SDR	— Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.71%

AUSTRALIA — 18.60%
1-Page Ltd.[a,b]	17,554	$43,086
Abacus Property Group	60,260	128,301
Adelaide Brighton Ltd.	58,844	196,878
AGL Energy Ltd.	79,804	1,049,958
Ainsworth Game Technology Ltd.	27,667	43,446
ALS Ltd.	67,058	157,005
Altium Ltd.	18,209	63,370
Alumina Ltd.	323,368	236,740
Amcor Ltd./Australia	149,385	1,405,378
AMP Ltd.	371,004	1,409,248
Ansell Ltd.	21,297	301,891
APA Group	131,457	788,522
APN News & Media Ltd.[a]	200,299	72,966
ARB Corp. Ltd.	10,948	117,942
Ardent Leisure Group	60,794	88,155
Aristocrat Leisure Ltd.	55,854	404,960
Arrium Ltd.[a]	777,616	36,853
Asaleo Care Ltd.	30,130	33,141
Asciano Ltd.	79,648	501,417
ASX Ltd.	23,767	711,971
Aurizon Holdings Ltd.	262,704	685,690
AusNet Services	198,270	205,461
Austal Ltd.	53,186	49,096
Australia & New Zealand Banking Group Ltd.	347,601	5,945,272
Australian Agricultural Co. Ltd.[a]	68,042	64,253
Australian Pharmaceutical Industries Ltd.	81,882	121,051
Automotive Holdings Group Ltd.	36,456	111,658
Aveo Group	52,474	110,239
Bank of Queensland Ltd.	49,405	457,451
Beach Energy Ltd.	257,939	68,420
Bellamy’s Australia Ltd.	9,563	93,484
Bendigo & Adelaide Bank Ltd.	58,584	445,059
BHP Billiton Ltd.	368,110	3,996,874
Billabong International Ltd.[a]	21,484	24,467
BlueScope Steel Ltd.	74,670	244,018
Boral Ltd.	95,170	376,984
Brambles Ltd.	195,721	1,540,874
Breville Group Ltd.	18,228	78,393
Brickworks Ltd.	4,847	52,114
Broadspectrum Ltd.[a]	77,814	66,325
BT Investment Management Ltd.	23,318	175,496

Security	Shares	Value
Burson Group Ltd.	18,209	$54,097
BWP Trust	72,522	157,486
Cabcharge Australia Ltd.	26,069	57,348
Caltex Australia Ltd.	33,856	889,670
Cardno Ltd.	23,195	15,423
carsales.com Ltd.[b]	28,447	238,043
Cedar Woods Properties Ltd.	16,899	52,595
Challenger Ltd./Australia	68,933	387,153
Charter Hall Group	37,626	118,170
Charter Hall Retail REIT	47,585	138,340
CIMIC Group Ltd.	12,768	217,387
Cleanaway Waste Management Ltd.	222,962	115,130
Coca-Cola Amatil Ltd.	72,313	430,177
Cochlear Ltd.	8,659	574,336
Commonwealth Bank of Australia	206,849	11,510,575
Computershare Ltd.	57,934	426,188
Corporate Travel Management Ltd.[b]	5,764	48,518
Costa Group Holdings Ltd.[a]	27,379	47,642
Cover-More Group Ltd.	50,173	70,093
Credit Corp. Group Ltd.	7,074	56,193
Cromwell Property Group	181,212	126,899
Crown Resorts Ltd.	45,245	392,690
CSL Ltd.	56,339	4,144,546
CSR Ltd.	64,903	117,068
Dexus Property Group	110,488	575,211
Domino’s Pizza Enterprises Ltd.	8,529	360,833
Donaco International Ltd.[a]	62,225	30,590
Downer EDI Ltd.	56,374	124,015
DUET Group	247,687	404,715
DuluxGroup Ltd.	50,315	230,269
ECLIPX Group Ltd.	32,488	68,941
Energy World Corp. Ltd.[a,b]	90,652	13,786
ERM Power Ltd.	22,794	23,540
Estia Health Ltd.	20,698	99,557
Evolution Mining Ltd.	169,514	173,863
Fairfax Media Ltd.	284,663	178,200
FlexiGroup Ltd./Australia	50,055	99,492
Flight Centre Travel Group Ltd.	6,839	189,052
Fortescue Metals Group Ltd.[b]	204,683	250,474
G8 Education Ltd.	35,578	90,598
Gateway Lifestyle	45,326	93,619
GDI Property Group	143,976	86,565
Genworth Mortgage Insurance Australia Ltd.	41,920	76,799
Goodman Group	209,659	901,678

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2016

Security	Shares	Value
GPT Group (The)	201,000	$693,826
GrainCorp Ltd. Class A	31,776	191,277
Greencross Ltd.[b]	17,816	90,105
Growthpoint Properties Australia Ltd.	61,308	130,966
GUD Holdings Ltd.	7,336	33,781
GWA Group Ltd.	47,874	68,066
Harvey Norman Holdings Ltd.	69,193	217,310
Healthscope Ltd.	158,903	248,404
Iluka Resources Ltd.	54,684	210,036
Incitec Pivot Ltd.	209,789	460,022
Independence Group NL	59,754	92,565
Insurance Australia Group Ltd.	292,191	1,089,211
Investa Office Fund	75,642	208,671
Invocare Ltd.	18,358	154,138
IOOF Holdings Ltd.	34,506	200,388
IPH Ltd.	14,410	90,411
iProperty Group Ltd.[a]	14,541	40,937
Iress Ltd.	28,187	191,605
iSentia Group Ltd.	30,392	99,105
James Hardie Industries PLC	55,334	625,857
Japara Healthcare Ltd.	21,353	43,198
JB Hi-Fi Ltd.	13,158	217,977
Karoon Gas Australia Ltd.[a,b]	47,553	53,482
LendLease Group	66,203	608,305
M2 Group Ltd.	30,917	275,114
Macquarie Atlas Roads Group	54,365	164,203
Macquarie Group Ltd.	35,936	1,819,516
Magellan Financial Group Ltd.	15,628	251,489
Mantra Group Ltd.	32,095	109,653
Mayne Pharma Group Ltd.[a]	86,853	80,481
McMillan Shakespeare Ltd.	10,558	94,846
Medibank Pvt Ltd.	346,926	615,949
Mesoblast Ltd.[a,b]	26,627	28,629
Metals X Ltd.	52,400	36,880
Metcash Ltd.[a]	116,459	144,160
Mineral Resources Ltd.	32,095	84,226
Mirvac Group	445,216	598,355
Monadelphous Group Ltd.[b]	9,702	42,755
Myer Holdings Ltd.	119,661	87,605
MYOB Group Ltd.[a]	39,431	86,743
National Australia Bank Ltd.	316,103	6,184,652
Navitas Ltd.	28,837	94,646
Newcrest Mining Ltd.[a]	89,551	815,870
NEXTDC Ltd.[a]	29,344	51,891

Security	Shares	Value
Nine Entertainment Co. Holdings Ltd.	93,610	$109,255
Northern Star Resources Ltd.	63,273	132,478
Nufarm Ltd./Australia	32,635	157,666
Oil Search Ltd.	169,121	777,581
Orica Ltd.	46,935	472,097
Origin Energy Ltd.	215,626	625,345
Orora Ltd.	160,254	248,249
OZ Minerals Ltd.	44,855	119,615
OzForex Group Ltd.[b]	54,814	120,971
Pacific Brands Ltd.[a]	159,476	90,808
Pact Group Holdings Ltd.	33,206	116,972
Paladin Energy Ltd.[a,b]	358,940	53,318
Perpetual Ltd.	5,929	173,249
Platinum Asset Management Ltd.	27,407	125,236
Premier Investments Ltd.	13,028	120,813
Primary Health Care Ltd.	70,623	122,890
Programmed Maintenance Services Ltd.	33,536	47,681
Qantas Airways Ltd.	77,616	213,019
QBE Insurance Group Ltd.	157,524	1,212,300
Qube Holdings Ltd.[b]	91,841	147,468
Ramsay Health Care Ltd.	16,408	703,104
RCG Corp. Ltd.	28,296	31,724
REA Group Ltd.	6,709	250,568
Recall Holdings Ltd.	45,115	208,705
Regis Healthcare Ltd.	16,668	67,675
Regis Resources Ltd.	51,236	85,168
Retail Food Group Ltd.	11,004	35,182
Rio Tinto Ltd.	46,898	1,298,072
SAI Global Ltd.	31,047	88,503
Sandfire Resources NL	32,296	114,223
Santos Ltd.	214,447	479,338
Scentre Group	631,160	1,942,062
Seek Ltd.	40,616	416,007
Select Harvests Ltd.	9,456	35,584
Seven West Media Ltd.	231,787	136,082
SG Fleet Group Ltd.	28,820	76,039
Shopping Centres Australasia Property Group	103,959	156,630
Sigma Pharmaceuticals Ltd.	187,141	108,547
Sims Metal Management Ltd.	25,327	121,464
Sirtex Medical Ltd.	7,489	199,286
Sonic Healthcare Ltd.	47,065	612,562
South32 Ltd.[a]	643,079	443,510

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2016

Security	Shares	Value
Southern Cross Media Group Ltd.	149,125	$118,669
Spotless Group Holdings Ltd.	129,166	94,563
St. Barbara Ltd.[a]	71,395	74,742
Star Entertainment Grp Ltd. (The)	101,280	385,425
Steadfast Group Ltd.	98,160	101,026
Stockland	281,192	813,506
Suncorp Group Ltd.	158,510	1,301,737
Super Retail Group Ltd.	20,698	149,189
Sydney Airport	129,337	601,981
Syrah Resources Ltd.[a]	17,292	46,724
Tabcorp Holdings Ltd.	102,580	333,776
Tassal Group Ltd.	33,596	114,306
Tatts Group Ltd.	173,073	508,056
Technology One Ltd.	30,392	101,040
Telstra Corp. Ltd.	439,905	1,751,869
Ten Network Holdings Ltd.[a,b]	43,774	37,156
TFS Corp. Ltd.[b]	40,741	37,320
Tox Free Solutions Ltd.	48,365	90,317
TPG Telecom Ltd.	41,633	295,964
Transurban Group	227,070	1,731,462
Treasury Wine Estates Ltd.	92,505	592,827
Veda Group Ltd.	122,354	243,197
Vicinity Centres	374,974	771,842
Village Roadshow Ltd.	20,698	101,460
Virgin Australia Holdings Ltd.[a]	255,735	88,638
Virtus Health Ltd.	22,987	102,925
Vocus Communications Ltd.[b]	25,706	142,920
Wesfarmers Ltd.	133,096	3,970,115
Western Areas Ltd.[b]	44,725	59,634
Westfield Corp.	245,776	1,721,112
Westpac Banking Corp.	404,790	8,833,227
Whitehaven Coal Ltd.[a,b]	145,672	42,247
Woodside Petroleum Ltd.	90,259	1,784,460
Woolworths Ltd.	154,187	2,648,079
WorleyParsons Ltd.	31,386	75,261

		107,552,595
HONG KONG — 8.43%
AIA Group Ltd.	1,467,200	8,077,956
ASM Pacific Technology Ltd.[b]	39,300	283,281
Bank of East Asia Ltd. (The)	157,200	457,490
BOC Hong Kong Holdings Ltd.	393,000	1,035,161
Brightoil Petroleum Holdings Ltd.[b]	524,000	152,833
Cathay Pacific Airways Ltd.	131,000	205,012
Champion REIT[b]	262,000	122,536
Cheung Kong Infrastructure Holdings Ltd.[b]	131,000	1,225,361

Security	Shares	Value
Cheung Kong Property Holdings Ltd.	327,572	$1,753,005
China Smarter Energy Group Holdings Ltd.[a,b]	524,000	60,595
China Strategic Holdings Ltd.[a]	2,620,000	57,228
Citic Telecom International Holdings Ltd.	393,000	135,328
CK Hutchison Holdings Ltd.	327,572	4,055,270
CK Life Sciences International Holdings Inc.	1,048,000	82,140
CLP Holdings Ltd.	262,000	2,191,511
Dah Sing Banking Group Ltd.[b]	157,200	245,207
Emperor Watch & Jewellery Ltd.[a]	1,310,000	26,426
Enerchina Holdings Ltd.[a]	786,000	34,842
Esprit Holdings Ltd.[b]	235,800	242,379
FIH Mobile Ltd.	393,000	139,873
First Pacific Co. Ltd./Hong Kong	524,000	360,202
G-Resources Group Ltd.	4,323,000	98,870
Galaxy Entertainment Group Ltd.	262,000	811,297
GCL New Energy Holdings Ltd.[a,b]	688,000	33,592
Giordano International Ltd.	262,000	104,358
Global Brands Group Holding Ltd.[a]	1,048,065	160,249
Guotai Junan International Holdings Ltd.[b]	262,000	69,011
Hang Lung Properties Ltd.	262,000	480,045
Hang Seng Bank Ltd.	104,800	1,730,317
Henderson Land Development Co. Ltd.	138,120	745,362
HKBN Ltd.	131,000	166,636
HKT Trust & HKT Ltd.	262,720	344,989
Hong Kong & China Gas Co. Ltd.	786,400	1,376,201
Hong Kong Exchanges and Clearing Ltd.	135,500	2,964,936
Hongkong Land Holdings Ltd.	39,300	246,411
Hopewell Holdings Ltd.	65,500	197,354
Hsin Chong Construction Group Ltd.	786,000	70,694
Hutchison Telecommunications Hong Kong Holdings Ltd.[b]	262,000	82,140
Hybrid Kinetic Group Ltd.[a,b]	1,834,000	63,624
Hysan Development Co. Ltd.	131,000	504,956
IGG Inc.	131,000	59,753
Johnson Electric Holdings Ltd.	65,750	193,883
Kerry Logistics Network Ltd.[b]	131,000	180,101
Kerry Properties Ltd.	65,500	150,477
Kowloon Development Co. Ltd.	131,000	106,377
KuangChi Science Ltd.[a,b]	131,000	47,466

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2016

Security	Shares	Value
Landing International Development Ltd.[a]	1,965,000	$27,520
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	131,000	42,585
Li & Fung Ltd.	786,000	448,401
Link REIT	262,000	1,492,988
Macau Legend Development Ltd.[a,b]	262,000	33,664
Man Wah Holdings Ltd.	104,800	113,245
Melco Crown Entertainment Ltd. ADR	8,253	125,776
Melco International Development Ltd.[b]	131,000	157,546
MGM China Holdings Ltd.	104,800	125,094
MTR Corp. Ltd.	196,500	886,198
New World Development Co. Ltd.	655,000	530,204
Newocean Energy Holdings Ltd.[b]	262,000	87,862
NWS Holdings Ltd.	262,000	387,133
Pacific Basin Shipping Ltd.	393,000	71,199
Pacific Textiles Holdings Ltd.[b]	131,000	190,537
PCCW Ltd.	524,000	312,400
Polytec Asset Holdings Ltd.	655,000	57,228
Power Assets Holdings Ltd.	196,500	1,785,021
Sa Sa International Holdings Ltd.[b]	262,000	71,367
Samson Holding Ltd.	393,000	45,446
Sands China Ltd.	262,000	902,189
Shangri-La Asia Ltd.	262,000	242,379
Shun Tak Holdings Ltd.	524,000	175,052
Singamas Container Holdings Ltd.[b]	786,000	71,704
Sino Land Co. Ltd.	262,000	332,598
SITC International Holdings Co. Ltd.	262,000	120,853
Sitoy Group Holdings Ltd.[b]	131,000	44,100
SJM Holdings Ltd.	262,000	171,349
SmarTone Telecommunications Holdings Ltd.	65,500	100,823
SOCAM Development Ltd.[a,b]	262,000	144,081
Sun Hung Kai & Co. Ltd.[b]	131,000	76,417
Sun Hung Kai Properties Ltd.	262,000	2,821,023
SUNeVision Holdings Ltd.	262,000	78,773
Sunlight REIT[b]	262,000	123,883
Swire Pacific Ltd. Class A	65,500	631,195
Swire Properties Ltd.	157,200	404,975
Techtronic Industries Co. Ltd.	196,500	739,761
Town Health International Medical Group Ltd.[b]	524,000	96,952

Security	Shares	Value
Trinity Ltd.[b]	262,000	$30,971
Truly International Holdings Ltd.	262,000	58,912
Value Partners Group Ltd.[b]	131,000	117,150
VTech Holdings Ltd.	26,200	262,241
WH Group Ltd.[a,c]	589,500	334,786
Wharf Holdings Ltd. (The)	131,000	605,948
Wheelock & Co. Ltd.	131,000	497,382
Wynn Macau Ltd.[b]	209,600	224,874
Xinyi Glass Holdings Ltd.[b]	262,000	131,962
Yuan Heng Gas Holdings Ltd.[a]	524,000	43,763
Yue Yuen Industrial Holdings Ltd.	65,500	225,126

		48,735,371
JAPAN — 68.19%
Accordia Golf Co. Ltd.	13,100	119,893
Acom Co. Ltd.[a]	78,600	350,589
ADEKA Corp.	13,100	175,402
Aderans Co. Ltd.	13,100	64,816
Advance Residence Investment Corp.	131	281,878
Advantest Corp.[b]	39,300	358,704
Aeon Co. Ltd.	78,600	1,036,833
AEON Financial Service Co. Ltd.	13,100	296,053
Aeon Mall Co. Ltd.	26,200	394,304
AEON REIT Investment Corp.	131	135,691
Aica Kogyo Co. Ltd.	13,100	246,169
Aida Engineering Ltd.	26,200	234,591
Aiful Corp.[a,b]	65,500	201,805
Aisin Seiki Co. Ltd.	26,200	1,092,884
Ajinomoto Co. Inc.	131,000	3,069,273
Alfresa Holdings Corp.	26,200	480,003
Alpine Electronics Inc.	13,100	146,295
Alps Electric Co. Ltd.	26,200	505,973
Amada Holdings Co. Ltd.	52,400	485,197
Amano Corp.	26,200	339,984
ANA Holdings Inc.	131,000	379,804
Anritsu Corp.	26,200	159,929
AOKI Holdings Inc.	13,100	160,686
Aozora Bank Ltd.	131,000	433,907
Artnature Inc.	13,100	98,360
Asahi Diamond Industrial Co. Ltd.	13,100	127,683
Asahi Glass Co. Ltd.	131,000	786,660
Asahi Group Holdings Ltd.	52,400	1,660,751
Asahi Kasei Corp.	131,000	837,301
ASICS Corp.	26,200	478,488
Astellas Pharma Inc.	248,900	3,392,269

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2016

Security	Shares	Value
Autobacs Seven Co. Ltd.	13,100	$226,043
Azbil Corp.	13,100	299,732
Bandai Namco Holdings Inc.	26,200	588,642
Bank of Saga Ltd. (The)	131,000	268,352
Bank of the Ryukyus Ltd.	13,100	166,962
Bank of Yokohama Ltd. (The)	131,000	687,327
Benesse Holdings Inc.	13,100	361,950
BIC Camera Inc.	13,100	116,430
Bridgestone Corp.	78,600	2,815,096
Brother Industries Ltd.	39,300	389,218
Calbee Inc.	13,100	535,080
Canon Inc.	144,100	3,977,881
Canon Marketing Japan Inc.	13,100	233,509
Capcom Co. Ltd.	13,100	286,963
Casio Computer Co. Ltd.	26,200	499,480
Cawachi Ltd.	13,100	218,036
Central Japan Railway Co.	13,100	2,391,901
Chiba Bank Ltd. (The)	131,000	797,481
Chubu Electric Power Co. Inc.	78,600	995,607
Chugai Pharmaceutical Co. Ltd.	26,200	790,988
Chugoku Bank Ltd. (The)	26,200	306,873
Chugoku Electric Power Co. Inc. (The)	39,300	517,767
Citizen Holdings Co. Ltd.	39,300	235,998
CKD Corp.	26,200	240,218
Coca-Cola East Japan Co. Ltd.	13,100	209,055
Coca-Cola West Co. Ltd.	13,100	285,340
Colowide Co. Ltd.	13,100	181,137
COMSYS Holdings Corp.	13,100	188,279
COOKPAD Inc.[a,b]	13,100	167,612
Corona Corp.	26,200	230,263
Cosmo Energy Holdings Co. Ltd.[a]	13,100	142,400
Credit Saison Co. Ltd.	13,600	250,622
Dai Nippon Printing Co. Ltd.	131,000	1,205,419
Dai-ichi Life Insurance Co. Ltd. (The)	131,000	1,767,551
Daibiru Corp.	13,100	103,770
Daifuku Co. Ltd.	26,200	429,363
Daihatsu Motor Co. Ltd.	26,200	402,528
Daiichi Sankyo Co. Ltd.	78,600	1,611,084
Daikin Industries Ltd.	26,200	1,733,466
Daio Paper Corp.	13,100	115,023
Daiseki Co. Ltd.	13,100	200,723
Daito Trust Construction Co. Ltd.	13,100	1,647,983
Daiwa House Industry Co. Ltd.	91,700	2,545,013

Security	Shares	Value
Daiwa House Residential Investment Corp.	132	$269,310
Daiwa Securities Group Inc.	262,000	1,624,177
DCM Holdings Co. Ltd.	26,200	187,413
Dena Co. Ltd.	13,100	186,440
Denso Corp.	65,500	2,791,723
Dentsu Inc.	26,200	1,365,564
DIC Corp.	131,000	331,111
DMG Mori Co. Ltd.	13,100	124,113
Don Quijote Holdings Co. Ltd.	13,100	435,531
Duskin Co. Ltd.	13,100	230,912
East Japan Railway Co.	39,300	3,567,563
EDION Corp.[b]	26,200	194,339
Eighteenth Bank Ltd. (The)	131,000	349,506
Eiken Chemical Co. Ltd.	13,100	272,031
Eisai Co. Ltd.	26,200	1,556,007
Electric Power Development Co. Ltd.	13,100	436,072
EPS Holdings Inc.	13,100	140,885
Euglena Co. Ltd.[a,b]	13,100	184,384
FamilyMart Co. Ltd.	13,100	605,955
Fancl Corp.	13,100	170,641
FANUC Corp.	26,200	3,421,484
Fast Retailing Co. Ltd.	13,100	4,158,369
FCC Co. Ltd.	13,100	285,448
Financial Products Group Co. Ltd.	13,100	102,580
Fudo Tetra Corp.	52,400	56,700
Fuji Electric Co. Ltd.	131,000	446,892
Fuji Heavy Industries Ltd.	78,600	3,152,700
Fuji Machine Manufacturing Co. Ltd.	26,200	247,793
Fuji Oil Holdings Inc.	13,100	211,652
FUJIFILM Holdings Corp.	65,500	2,487,664
Fujitec Co. Ltd.	13,100	121,408
Fujitsu Ltd.	262,000	1,076,220
Fukuoka Financial Group Inc.	131,000	545,360
Fukuoka REIT Corp.	131	212,842
Furukawa Electric Co. Ltd.	131,000	266,188
Glory Ltd.	13,100	411,725
GLP J-REIT	393	380,129
GMO Internet Inc.	13,100	159,496
Godo Steel Ltd.	131,000	243,464
Gree Inc.	26,200	114,049
Gulliver International Co. Ltd.	13,100	140,560
GungHo Online Entertainment Inc.[a,b]	65,500	172,048
Hachijuni Bank Ltd. (The)	131,000	720,654

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2016

Security	Shares	Value
Hakuhodo DY Holdings Inc.	39,300	$412,266
Hamamatsu Photonics KK	26,200	640,798
Hankyu Hanshin Holdings Inc.	131,000	806,137
Haseko Corp.	39,300	404,151
Hazama Ando Corp.	39,300	188,604
Heiwa Real Estate REIT Inc.	131	89,811
Heiwado Co. Ltd.	13,100	264,023
Hino Motors Ltd.	39,300	437,586
Hisamitsu Pharmaceutical Co. Inc.	13,100	581,068
Hitachi Chemical Co. Ltd.	13,100	225,610
Hitachi Construction Machinery Co. Ltd.	13,100	187,413
Hitachi High-Technologies Corp.	13,100	365,196
Hitachi Ltd.	655,000	3,172,610
Hitachi Transport System Ltd.	13,100	210,137
Hitachi Zosen Corp.	39,300	197,368
Hokkaido Electric Power Co. Inc.[a]	26,200	240,651
Hokuetsu Kishu Paper Co. Ltd.	39,300	235,673
Hokuhoku Financial Group Inc.	131,000	239,136
Hokuriku Electric Power Co.	26,200	365,954
Honda Motor Co. Ltd.	202,900	5,599,380
House Foods Group Inc.	13,100	257,206
Hoya Corp.	52,400	1,990,997
Hulic Co. Ltd.	39,300	333,059
Hulic Reit Inc.	131	189,469
Ibiden Co. Ltd.[b]	26,200	363,357
Ichigo Inc.	39,300	133,743
Ichigo Office REIT Investment	262	192,391
Ichiyoshi Securities Co. Ltd.	13,100	120,217
Idemitsu Kosan Co. Ltd.	13,100	193,148
IHI Corp.	131,000	274,844
Iida Group Holdings Co. Ltd.	26,200	459,011
Iino Kaiun Kaisha Ltd.	39,300	143,157
INPEX Corp.	117,900	1,025,958
Invesco Office J-Reit Inc.	262	223,338
Invincible Investment Corp.	524	317,694
Isetan Mitsukoshi Holdings Ltd.	52,400	654,865
Isuzu Motors Ltd.	65,500	650,320
IT Holdings Corp.	13,100	284,366
Ito EN Ltd.[b]	13,100	348,424
ITOCHU Corp.	196,500	2,268,275
Itochu-Shokuhin Co. Ltd.	13,100	452,302
Itoki Corp.	13,100	87,755
Iyo Bank Ltd. (The)	39,300	327,216
J Front Retailing Co. Ltd.	52,400	711,998

Security	Shares	Value
J Trust Co. Ltd.	13,100	$91,651
Japan Airlines Co. Ltd.	26,200	968,663
Japan Communications Inc.[a,b]	26,200	38,305
Japan Display Inc.[a]	52,400	119,027
Japan Excellent Inc.	131	144,888
Japan Exchange Group Inc.	78,600	1,094,615
Japan Hotel REIT Investment Corp.	524	394,304
Japan Logistics Fund Inc.	131	259,262
Japan Post Bank Co. Ltd.[a]	52,400	637,119
Japan Post Holdings Co. Ltd.[a]	52,400	690,356
Japan Prime Realty Investment Corp.	131	467,992
Japan Real Estate Investment Corp.	131	690,356
Japan Rental Housing Investments Inc.	262	176,376
Japan Retail Fund Investment Corp.	262	551,203
Japan Securities Finance Co. Ltd.	26,200	118,594
Japan Tobacco Inc.	144,100	5,547,847
JFE Holdings Inc.	65,500	868,897
Jimoto Holdings Inc.	39,300	58,431
Joyo Bank Ltd. (The)	131,000	523,719
JSP Corp.	13,100	251,255
JSR Corp.	26,200	373,961
JTEKT Corp.	26,200	412,699
JX Holdings Inc.	280,900	1,058,030
Kadokawa Dwango[a]	13,100	191,958
Kagome Co. Ltd.	13,100	224,204
Kajima Corp.	131,000	731,475
Kakaku.com Inc.	26,200	499,480
Kamei Corp.	26,200	240,434
Kansai Electric Power Co. Inc. (The)[a]	91,700	981,269
Kansai Paint Co. Ltd.	26,200	359,894
Kao Corp.	65,500	3,459,898
Kawasaki Heavy Industries Ltd.	131,000	397,117
Kawasaki Kisen Kaisha Ltd.	131,000	231,562
KDDI Corp.	222,700	5,533,239
Keikyu Corp.	131,000	1,072,325
Keio Corp.	131,000	1,148,069
Keiyo Co. Ltd.	39,300	164,906
Kenedix Inc.	39,300	157,765
Kewpie Corp.	13,100	282,743
KEY Coffee Inc.	13,100	209,379
Keyence Corp.	4,700	2,170,933
Kikkoman Corp.	48,000	1,570,066

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2016

Security	Shares	Value
Kintetsu Group Holdings Co. Ltd.	262,000	$1,069,079
Kirin Holdings Co. Ltd.	91,700	1,283,489
Kitz Corp.	26,200	115,781
Kiyo Bank Ltd. (The)	26,200	332,410
Kobe Steel Ltd.	393,000	373,312
Koei Tecmo Holdings Co. Ltd.	13,100	192,499
Kohnan Shoji Co. Ltd.	13,100	186,115
Koito Manufacturing Co. Ltd.	13,100	594,053
Kokuyo Co. Ltd.	26,200	277,657
Komatsu Ltd.	117,900	1,724,214
Komori Corp.	13,100	144,996
Konami Holdings Corp.	13,100	299,299
Konica Minolta Inc.	65,500	541,573
Konishi Co. Ltd.	13,100	261,210
Kubota Corp.	131,000	1,892,529
Kuraray Co. Ltd.	39,300	467,451
Kurita Water Industries Ltd.	13,100	275,385
Kuroda Electric Co. Ltd.	13,100	208,838
Kyocera Corp.	39,300	1,610,760
KYORIN Holdings Inc.	13,100	239,028
Kyowa Exeo Corp.	13,100	132,553
Kyushu Electric Power Co. Inc.[a]	65,500	696,308
Kyushu Financial Group Inc.[a]	52,400	322,022
Lawson Inc.	13,100	1,021,468
Leopalace21 Corp.[a]	39,300	214,249
Lintec Corp.	13,100	261,859
LIXIL Group Corp.	39,300	818,040
M3 Inc.	26,200	590,374
Makita Corp.	13,100	723,900
Marubeni Corp.	235,800	1,111,366
Maruha Nichiro Corp.	13,100	246,494
Marui Group Co. Ltd.	39,300	614,179
Marusan Securities Co. Ltd.	26,200	262,509
Matsuda Sangyo Co. Ltd.	13,100	152,571
Matsui Securities Co. Ltd.	13,100	111,994
Mazda Motor Corp.	78,600	1,394,888
McDonald’s Holdings Co. Japan Ltd.[a]	13,100	257,748
Medipal Holdings Corp.	26,200	418,759
MEGMILK SNOW BRAND Co. Ltd.	13,100	337,604
MEIJI Holdings Co. Ltd.	13,100	1,080,981
Message Co. Ltd.[b]	13,100	376,558
Mie Bank Ltd. (The)	131,000	254,285
Ministop Co. Ltd.	13,100	230,479
Miraca Holdings Inc.	13,100	532,375

Security	Shares	Value
MIRAIT Holdings Corp.	13,100	$100,848
MISUMI Group Inc.	39,300	471,022
Mitsubishi Chemical Holdings Corp.	170,300	931,646
Mitsubishi Corp.	170,300	2,680,433
Mitsubishi Electric Corp.	262,000	2,379,457
Mitsubishi Estate Co. Ltd.	131,000	2,561,785
Mitsubishi Heavy Industries Ltd.	393,000	1,514,672
Mitsubishi Materials Corp.	131,000	397,117
Mitsubishi Motors Corp.	78,600	624,567
Mitsubishi Tanabe Pharma Corp.	26,200	424,169
Mitsubishi UFJ Financial Group Inc.	1,558,900	7,846,972
Mitsubishi UFJ Lease & Finance Co. Ltd.	65,500	319,750
Mitsui & Co. Ltd.	209,600	2,346,779
Mitsui Chemicals Inc.	131,000	561,591
Mitsui Engineering & Shipbuilding Co. Ltd.	131,000	179,623
Mitsui Fudosan Co. Ltd.	131,000	3,033,024
Mitsui Mining & Smelting Co. Ltd.	131,000	203,428
Mitsui OSK Lines Ltd.	131,000	255,367
Mitsumi Electric Co. Ltd.	26,200	122,706
Mizuho Financial Group Inc.	2,857,500	4,857,502
Monex Group Inc.	65,500	163,933
MonotaRO Co. Ltd.	13,100	296,485
Mori Hills REIT Investment Corp.	262	329,164
MORI TRUST Sogo REIT Inc.	131	216,521
MOS Food Services Inc.	13,100	360,868
MS&AD Insurance Group Holdings Inc.	65,500	1,744,827
Murata Manufacturing Co. Ltd.	26,200	2,963,772
Nabtesco Corp.	13,100	222,364
Nagase & Co. Ltd.	13,100	154,086
Nagoya Railroad Co. Ltd.	131,000	590,807
NanoCarrier Co. Ltd.[a,b]	13,100	98,792
NEC Corp.	250,000	652,542
NET One Systems Co. Ltd.	13,200	73,488
Neturen Co. Ltd.	26,200	194,339
Nexon Co. Ltd.	26,200	419,408
NGK Insulators Ltd.	31,000	633,238
NGK Spark Plug Co. Ltd.	26,200	605,955
NHK Spring Co. Ltd.	26,200	253,636
Nichi-Iko Pharmaceutical Co. Ltd.	13,100	296,161
Nichicon Corp.	26,200	177,026
Nichii Gakkan Co.[b]	13,100	92,733
Nidec Corp.	26,200	1,753,375

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2016

Security	Shares	Value
Nihon Nohyaku Co. Ltd.	13,100	$78,991
Nihon Parkerizing Co. Ltd.	26,200	244,330
Nihon Unisys Ltd.[b]	13,100	137,530
Nikkiso Co. Ltd.	13,100	85,699
Nikkon Holdings Co. Ltd.	13,100	232,860
Nikon Corp.	39,300	571,654
Nintendo Co. Ltd.	13,100	1,802,177
Nippon Building Fund Inc.	131	673,043
Nippon Coke & Engineering Co. Ltd.	170,300	118,161
Nippon Express Co. Ltd.	131,000	603,791
Nippon Light Metal Holdings Co. Ltd.	131,000	222,905
Nippon Paint Holdings Co. Ltd.	26,200	489,525
Nippon Paper Industries Co. Ltd.	13,100	208,081
Nippon Parking Development Co. Ltd.	39,300	39,279
Nippon Prologis REIT Inc.	262	462,690
Nippon Sheet Glass Co. Ltd.[a,b]	262,000	190,443
Nippon Signal Co. Ltd.	26,200	247,576
Nippon Steel & Sumitomo Metal Corp.	91,700	1,610,327
Nippon Suisan Kaisha Ltd.	39,300	202,887
Nippon Telegraph & Telephone Corp.	91,700	3,808,430
Nippon Yakin Kogyo Co. Ltd.[a]	91,700	93,166
Nippon Yusen KK	262,000	554,016
Nipro Corp.	13,100	128,333
Nishi-Nippon City Bank Ltd. (The)	131,000	288,911
Nishimatsuya Chain Co. Ltd.	13,100	111,453
Nissan Chemical Industries Ltd.	13,100	297,676
Nissan Motor Co. Ltd.	288,200	2,809,036
Nissan Shatai Co. Ltd.	13,100	124,762
Nisshin Seifun Group Inc.	26,700	425,427
Nisshin Steel Co. Ltd.	13,100	121,949
Nisshinbo Holdings Inc.	26,200	259,695
Nissin Foods Holdings Co. Ltd.	13,100	660,059
Nitori Holdings Co. Ltd.	13,100	1,044,191
Nitto Denko Corp.	26,200	1,476,151
Nitto Kohki Co. Ltd.	13,100	246,494
NOK Corp.	13,100	266,512
Nomura Holdings Inc.	423,900	2,275,926
Nomura Real Estate Holdings Inc.	13,100	226,584
Nomura Real Estate Master Fund Inc.[a]	524	640,582
Nomura Research Institute Ltd.	14,300	510,862

Security	Shares	Value
North Pacific Bank Ltd.	65,500	$197,477
NSD Co. Ltd.	13,100	188,171
NSK Ltd.	65,500	665,469
NTT Data Corp.	13,100	622,186
NTT DOCOMO Inc.	183,400	3,828,124
NTT Urban Development Corp.	13,100	126,385
Obayashi Corp.	131,000	1,166,464
Obic Co. Ltd.	13,100	667,633
Odakyu Electric Railway Co. Ltd.	131,000	1,373,138
Oji Holdings Corp.	131,000	522,637
Okabe Co. Ltd.	13,100	93,923
Okamoto Industries Inc.[b]	131,000	1,059,340
Oki Electric Industry Co. Ltd.	131,000	143,914
Olympus Corp.	26,200	1,004,155
Omron Corp.	26,200	667,633
Ono Pharmaceutical Co. Ltd.	13,100	2,074,315
Orient Corp.[a]	131,000	243,464
Oriental Land Co. Ltd./Japan	26,200	1,649,714
ORIX Corp.	170,300	2,372,370
Orix JREIT Inc.	262	363,140
Osaka Gas Co. Ltd.	262,000	981,215
OSG Corp.	13,100	214,357
OSJB Holdings Corp.	39,300	71,741
Otsuka Holdings Co. Ltd.	52,400	1,737,794
PALTAC Corp.	13,100	223,554
Panasonic Corp.	275,100	2,531,379
Park24 Co. Ltd.	13,100	361,950
Penta-Ocean Construction Co. Ltd.	52,400	207,323
Pigeon Corp.	13,100	275,061
Pioneer Corp.[a]	65,500	150,407
Proto Corp.	13,100	185,033
Rakuten Inc.[a]	104,800	1,063,452
Recruit Holdings Co. Ltd.	13,100	409,561
Relia Inc.	13,100	113,184
Resona Holdings Inc.	275,100	1,244,102
Resorttrust Inc.	13,100	325,160
Ricoh Co. Ltd.	91,700	874,091
Ringer Hut Co. Ltd.	13,100	266,837
Rohm Co. Ltd.	13,100	583,232
Rohto Pharmaceutical Co. Ltd.	26,200	482,600
Round One Corp.	26,200	126,818
Royal Holdings Co. Ltd.	13,100	239,569
Saizeriya Co. Ltd.	13,100	272,464
Sakata Seed Corp.	13,100	315,963
Sanrio Co. Ltd.	13,100	299,840

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2016

Security	Shares	Value
Santen Pharmaceutical Co. Ltd.	65,500	$1,028,501
Sanwa Holdings Corp.	26,200	182,003
SBI Holdings Inc./Japan	26,200	257,098
Secom Co. Ltd.	26,200	1,799,471
Sega Sammy Holdings Inc.	26,200	243,681
Seibu Holdings Inc.	13,100	258,289
Seikagaku Corp.	13,100	186,764
Seiko Epson Corp.	39,300	525,234
Seino Holdings Co. Ltd.	26,200	280,254
Sekisui Chemical Co. Ltd.	65,500	786,660
Sekisui House Ltd.	65,500	1,013,893
Sekisui House Reit Inc.	131	140,993
Sekisui House SI Residential Investment Corp.	262	222,689
Sekisui Plastics Co. Ltd.	131,000	419,841
Senshu Ikeda Holdings Inc.	78,600	317,477
Seven & I Holdings Co. Ltd.	91,700	4,023,544
Seven Bank Ltd.	78,600	329,813
Sharp Corp./Japan[a,b]	262,000	300,814
Shikoku Electric Power Co. Inc.	26,200	374,827
Shimachu Co. Ltd.	13,100	293,564
Shimano Inc.	13,100	2,055,920
Shimizu Corp.	131,000	1,003,073
Shin-Etsu Chemical Co. Ltd.	52,400	2,632,011
Shin-Etsu Polymer Co. Ltd.	39,300	214,573
Shinko Electric Industries Co. Ltd.	26,200	157,116
Shinko Plantech Co. Ltd.	26,200	202,995
Shinsei Bank Ltd.	262,000	402,528
Shionogi & Co. Ltd.	39,300	1,688,343
Shiseido Co. Ltd.	39,300	727,147
Shizuoka Bank Ltd. (The)	131,000	1,123,182
Showa Aircraft Industry Co. Ltd.	13,100	124,978
Showa Corp.	13,100	113,400
Showa Denko KK	262,000	283,501
Showa Shell Sekiyu KK	26,200	210,786
SKY Perfect JSAT Holdings Inc.	26,200	146,295
SMC Corp./Japan	13,100	2,891,273
Sodick Co. Ltd.	13,100	84,401
SoftBank Group Corp.	117,900	5,127,357
Sohgo Security Services Co. Ltd.	13,100	630,843
Sojitz Corp.	196,500	417,135
Sompo Japan Nipponkoa Holdings Inc.	39,300	1,142,334
Sony Corp.	157,200	3,276,055
Sony Financial Holdings Inc.	26,200	425,684

Security	Shares	Value
Square Enix Holdings Co. Ltd.	13,100	$310,228
Stanley Electric Co. Ltd.	13,100	283,284
Star Micronics Co. Ltd.	13,100	140,668
Start Today Co. Ltd.	13,100	409,020
Sumco Corp.	26,200	172,697
Sumitomo Chemical Co. Ltd.	262,000	1,304,968
Sumitomo Corp.	117,900	1,156,942
Sumitomo Dainippon Pharma Co. Ltd.	26,200	287,612
Sumitomo Electric Industries Ltd.	91,700	1,184,264
Sumitomo Forestry Co. Ltd.	26,200	327,216
Sumitomo Heavy Industries Ltd.	131,000	507,488
Sumitomo Metal Mining Co. Ltd.	131,000	1,360,154
Sumitomo Mitsui Construction Co. Ltd.	144,100	116,646
Sumitomo Mitsui Financial Group Inc.	157,200	5,167,935
Sumitomo Mitsui Trust Holdings Inc.	393,000	1,232,903
Sumitomo Realty & Development Co. Ltd.	39,000	1,075,307
Sumitomo Rubber Industries Ltd.	26,200	327,432
Suntory Beverage & Food Ltd.	13,100	597,299
Suruga Bank Ltd.	26,200	467,019
Suzuken Co. Ltd./Aichi Japan	13,100	446,351
Suzuki Motor Corp.	52,400	1,582,409
Sysmex Corp.	13,100	826,696
T&D Holdings Inc.	78,600	881,341
Taiheiyo Cement Corp.	131,000	373,312
Taisei Corp.	131,000	806,137
Taiyo Nippon Sanso Corp.	26,200	232,860
Taiyo Yuden Co. Ltd.	26,200	297,135
Takara Bio Inc.	13,100	109,721
Takasago Thermal Engineering Co. Ltd.	13,100	172,589
Takeda Pharmaceutical Co. Ltd.	104,800	4,997,401
Tatsuta Electric Wire and Cable Co. Ltd.	26,200	87,431
TDK Corp.	13,100	704,423
Teijin Ltd.	131,000	471,780
Temp Holdings Co. Ltd.	13,100	190,876
Terumo Corp.	39,300	1,227,060
THK Co. Ltd.	13,100	205,159
Tobu Railway Co. Ltd.	131,000	631,925
Tocalo Co. Ltd.	13,100	246,494
Toho Co. Ltd./Tokyo	13,100	337,604

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2016

Security	Shares	Value
Toho Holdings Co. Ltd.	13,100	$300,056
Tohoku Electric Power Co. Inc.	65,500	810,465
Tohokushinsha Film Corp.	13,100	86,240
Tokai Rika Co. Ltd.	13,100	315,421
Tokai Tokyo Financial Holdings Inc.	26,200	144,996
Tokio Marine Holdings Inc.	91,700	3,217,624
Tokyo Broadcasting System Holdings Inc.	13,100	195,962
Tokyo Electric Power Co. Inc.[a]	196,500	973,857
Tokyo Electron Ltd.	26,200	1,617,468
Tokyo Gas Co. Ltd.	262,000	1,189,404
Tokyo Seimitsu Co. Ltd.	13,100	275,710
Tokyo Steel Manufacturing Co. Ltd.	26,200	181,787
Tokyo Tatemono Co. Ltd.	21,500	227,671
Tokyu Construction Co. Ltd.	26,200	173,779
Tokyu Corp.	131,000	1,007,401
Tokyu Fudosan Holdings Corp.	65,500	422,546
TOKYU REIT Inc.	131	152,896
TOMONY Holdings Inc.	78,600	266,188
Topcon Corp.	13,100	181,895
Toppan Forms Co. Ltd.	13,100	155,384
Toppan Printing Co. Ltd.	131,000	1,125,346
Topre Corp.	13,100	283,825
TOPY Industries Ltd.	131,000	256,449
Toray Industries Inc.	131,000	1,100,999
Toshiba Corp.[a]	524,000	861,322
Tosoh Corp.	131,000	622,186
TOTO Ltd.	13,100	417,676
Towa Bank Ltd. (The)	393,000	305,142
Toyo Construction Co. Ltd.	39,300	173,347
Toyo Seikan Group Holdings Ltd.	26,200	465,720
Toyo Suisan Kaisha Ltd.	13,100	447,433
Toyo Tire & Rubber Co. Ltd.	13,100	275,385
Toyobo Co. Ltd.	131,000	169,884
Toyoda Gosei Co. Ltd.	13,100	278,848
Toyota Boshoku Corp.	13,100	260,777
Toyota Industries Corp.	26,200	1,287,655
Toyota Motor Corp.	340,600	20,256,226
Toyota Tsusho Corp.	26,200	587,128
Trend Micro Inc./Japan[a]	13,100	543,196
TS Tech Co. Ltd.	13,100	318,776
TSI Holdings Co. Ltd.	26,200	185,682
Tsukuba Bank Ltd.	91,700	281,012
Tsukui Corp.	13,100	141,209
Tsumura & Co.	13,100	352,212
Ube Industries Ltd.	131,000	251,039

Security	Shares	Value
Unicharm Corp.	52,400	$1,008,267
United Super Markets Holdings Inc.	13,100	119,460
United Urban Investment Corp.	393	533,998
UNY Group Holdings Co. Ltd.	39,300	248,658
USEN Corp.[a]	39,300	114,266
Ushio Inc.	26,200	335,007
USS Co. Ltd.	26,200	395,386
VT Holdings Co. Ltd.	26,200	151,489
Wacom Co. Ltd.	26,200	98,684
Wakita & Co. Ltd.	13,100	96,520
West Japan Railway Co.	26,200	1,675,034
Yahoo Japan Corp.	183,400	689,274
Yakult Honsha Co. Ltd.	13,100	592,971
Yamada Denki Co. Ltd.	104,800	502,943
Yamaha Corp.	26,200	612,664
Yamaha Motor Co. Ltd.	39,300	770,321
Yamato Holdings Co. Ltd.	52,400	1,132,920
Yaskawa Electric Corp.	39,300	427,848
Yokogawa Electric Corp.	39,300	432,068
Yoshinoya Holdings Co. Ltd.	13,100	157,981
Zensho Holdings Co. Ltd.	13,100	157,765

		394,346,986
NEW ZEALAND — 0.80%
Air New Zealand Ltd.	55,724	106,358
Argosy Property Ltd.	115,738	85,366
Auckland International Airport Ltd.	116,648	418,865
Chorus Ltd.[a]	73,302	177,849
Contact Energy Ltd.	91,831	273,307
Diligent Corp.[a]	14,148	54,831
Fisher & Paykel Healthcare Corp. Ltd.	69,453	388,697
Fletcher Building Ltd.	76,373	340,458
Freightways Ltd.	23,507	96,577
Goodman Property Trust	131,677	106,920
Infratil Ltd.	75,252	150,933
Kiwi Property Group Ltd.	118,572	105,101
Meridian Energy Ltd.	79,922	121,517
Metlifecare Ltd.	32,556	93,102
Mighty River Power Ltd.	88,591	151,894
New Zealand Refining Co. Ltd. (The)	30,654	73,581
Nuplex Industries Ltd.	63,048	169,287
Orion Health Group Ltd.[a]	4,454	8,991
Precinct Properties New Zealand Ltd.	120,168	95,631

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2016

Security	Shares	Value
Ryman Healthcare Ltd.	46,285	$240,769
Sky Network Television Ltd.	50,575	149,540
SKYCITY Entertainment Group Ltd.	72,313	218,493
Spark New Zealand Ltd.	223,518	485,910
Summerset Group Holdings Ltd.	39,316	100,987
Trade Me Group Ltd.	51,745	134,251
Xero Ltd.[a]	8,009	87,003
Z Energy Ltd.	43,035	187,109

		4,623,327
SINGAPORE — 3.69%
AIMS AMP Capital Industrial REIT	131,000	124,714
ARA Asset Management Ltd.	293,450	212,361
Ascendas Hospitality Trust	254,900	136,109
Ascendas India Trust	254,900	143,273
Ascendas REIT	264,458	431,070
Ascott Residence Trust	131,000	105,846
Asian Pay Television Trust	514,900	224,294
Biosensors International Group Ltd.[a]	262,000	141,741
Boustead Singapore Ltd.[b]	65,500	36,356
Cache Logistics Trust[b]	131,000	80,074
Cambridge Industrial Trust	254,900	93,127
CapitaLand Commercial Trust Ltd.	254,900	231,923
CapitaLand Ltd.	254,900	549,809
CapitaLand Mall Trust	254,900	356,391
CapitaLand Retail China Trust	131,000	129,776
CDL Hospitality Trusts	131,000	120,112
City Developments Ltd.	39,300	192,179
ComfortDelGro Corp. Ltd.	254,900	506,827
COSCO Corp. Singapore Ltd.[b]	225,200	53,005
DBS Group Holdings Ltd.	183,400	1,811,708
Ezion Holdings Ltd.[b]	262,000	94,801
Ezra Holdings Ltd.[a,b]	602,600	24,133
Far East Hospitality Trust	254,900	114,618
First REIT	131,000	107,686
First Resources Ltd.[b]	131,000	160,609
Frasers Centrepoint Trust[b]	131,000	174,875
Frasers Commercial Trust	131,000	106,766
Genting Singapore PLC	774,900	383,830
GL Ltd.	254,900	154,018
Global Logistic Properties Ltd.	384,900	457,023
Golden Agri-Resources Ltd.[a]	852,900	221,719
Hutchison Port Holdings Trust	774,900	368,078
Hyflux Ltd.[b]	262,000	89,278
Indofood Agri Resources Ltd.	131,000	39,577
Jardine Cycle & Carriage Ltd.	13,100	343,216

Security	Shares	Value
Keppel Corp. Ltd.	131,000	$462,039
Keppel REIT	131,000	82,375
KrisEnergy Ltd.[a,b]	301,300	36,199
Lippo Malls Indonesia Retail Trust	514,900	112,147
Mapletree Commercial Trust	131,000	122,873
Mapletree Greater China Commercial Trust	254,900	150,436
Mapletree Industrial Trust	131,000	141,741
Mapletree Logistics Trust	131,000	86,517
Neptune Orient Lines Ltd./Singapore[a,b]	131,000	113,669
Noble Group Ltd.[b]	694,300	151,221
OUE Hospitality Trust	254,900	130,736
Oversea-Chinese Banking Corp. Ltd.	353,775	1,968,593
Pacc Offshore Services Holdings Ltd.	196,500	40,728
Raffles Medical Group Ltd.[b]	52,400	149,472
Sabana Shari’ah Compliant Industrial REIT[b]	384,900	179,835
SATS Ltd.	131,000	358,034
SembCorp Industries Ltd.	131,000	231,019
Sembcorp Marine Ltd[b]	131,000	143,122
SIIC Environment Holdings Ltd.[a]	61,020	28,081
Silverlake Axis Ltd.	144,100	56,190
Singapore Airlines Ltd.	52,400	406,079
Singapore Exchange Ltd.	91,700	456,148
Singapore Post Ltd.[b]	248,900	233,459
Singapore Press Holdings Ltd.[b]	137,800	344,669
Singapore Technologies Engineering Ltd.	248,900	501,892
Singapore Telecommunications Ltd.	969,400	2,390,637
SMRT Corp. Ltd.[b]	131,000	140,360
Soilbuild Business Space REIT	514,900	262,280
Starhill Global REIT	254,900	131,632
StarHub Ltd.	78,600	186,656
Suntec REIT[b]	254,900	282,964
Super Group Ltd./Singapore[b]	131,000	69,490
United Overseas Bank Ltd.[b]	131,000	1,664,997
UOL Group Ltd.	13,100	51,542
Vard Holdings Ltd.[a,b]	209,600	22,090
Wilmar International Ltd.	209,600	419,701
Wing Tai Holdings Ltd.	131,000	141,281
Yangzijiang Shipbuilding Holdings Ltd.	248,900	162,634

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2016

Security	Shares	Value
Yanlord Land Group Ltd.[b]	131,000	$93,880
Yoma Strategic Holdings Ltd.[a,b]	315,333	98,590

		21,326,930

TOTAL COMMON STOCKS
(Cost: $645,924,673)		576,585,209

INVESTMENT COMPANIES — 0.05%

AUSTRALIA — 0.05%
Spark Infrastructure Group	207,414	289,761

		289,761

TOTAL INVESTMENT COMPANIES
(Cost: $322,916)		289,761

SHORT-TERM INVESTMENTS — 1.62%

MONEY MARKET FUNDS — 1.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[d,e,f]	8,785,468	8,785,468
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[d,e,f]	462,386	462,386
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[d,e]	92,525	92,525

		9,340,379

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,340,379)		9,340,379

TOTAL INVESTMENTS IN SECURITIES — 101.38%
(Cost: $655,587,968)		586,215,349
Other Assets, Less Liabilities — (1.38)%		(7,956,351)

NET ASSETS — 100.00%		$578,258,998

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	67

Consolidated Schedule of Investments (Unaudited)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.23%

AUSTRALIA — 4.79%
Adelaide Brighton Ltd.	49,301	$164,950
AGL Energy Ltd.	63,647	837,385
ALS Ltd.	53,097	124,318
Alumina Ltd.	251,951	184,455
Amcor Ltd./Australia	104,915	987,015
AMP Ltd.	265,190	1,007,316
Ansell Ltd.	15,707	222,651
APA Group	101,104	606,455
ARB Corp. Ltd.[a]	17,914	192,987
Ardent Leisure Group	79,802	115,718
Aristocrat Leisure Ltd.	55,181	400,081
Asciano Ltd.	57,607	362,660
ASX Ltd.	16,650	498,772
Aurizon Holdings Ltd.	191,607	500,118
AusNet Services	185,467	192,194
Australia & New Zealand Banking Group Ltd.	260,109	4,448,833
Automotive Holdings Group Ltd.	48,918	149,827
Aveo Group	80,434	168,978
AWE Ltd.[a,b]	172,929	62,996
Bank of Queensland Ltd.	33,591	311,026
Beach Energy Ltd.	194,611	51,622
Bendigo & Adelaide Bank Ltd.	40,145	304,979
BHP Billiton Ltd.	286,496	3,110,723
BlueScope Steel Ltd.	58,851	192,323
Boral Ltd.	69,422	274,992
Brambles Ltd.	140,098	1,102,965
Broadspectrum Ltd.[b]	72,850	62,094
BT Investment Management Ltd.	28,495	214,459
BWP Trust	80,584	174,993
Cabcharge Australia Ltd.[a]	63,899	140,569
Caltex Australia Ltd.	25,708	675,556
carsales.com Ltd.[a]	26,824	224,462
Challenger Ltd./Australia	58,878	330,680
Charter Hall Group	51,596	162,044
Charter Hall Retail REIT	47,908	139,279
CIMIC Group Ltd.	9,584	163,176
Cleanaway Waste Management Ltd.	249,051	128,601
Coca-Cola Amatil Ltd.	45,685	271,772
Cochlear Ltd.	5,457	361,953
Commonwealth Bank of Australia	154,489	8,596,886
Computershare Ltd.	43,828	322,418

Security	Shares	Value
Crown Resorts Ltd.	33,005	$286,457
CSL Ltd.	43,610	3,208,144
CSR Ltd.	61,946	111,735
Dexus Property Group	80,867	421,001
Domino’s Pizza Enterprises Ltd.	6,945	293,819
Downer EDI Ltd.	47,835	105,230
DUET Group	185,734	303,485
DuluxGroup Ltd.	42,824	195,986
Fairfax Media Ltd.	288,761	180,766
FlexiGroup Ltd./Australia	48,373	96,149
Flight Centre Travel Group Ltd.[a]	5,459	150,905
Fortescue Metals Group Ltd.[a]	155,635	190,453
G8 Education Ltd.	38,038	96,862
Goodman Group	155,754	669,850
GPT Group (The)	147,067	507,656
GrainCorp Ltd. Class A	20,834	125,411
GUD Holdings Ltd.	23,126	106,492
GWA Group Ltd.	63,014	89,592
Harvey Norman Holdings Ltd.	57,994	182,138
Healthscope Ltd.	157,686	246,502
Iluka Resources Ltd.	41,969	161,199
Incitec Pivot Ltd.	154,150	338,018
Independence Group NL	62,486	96,797
Insurance Australia Group Ltd.	220,395	821,574
Investa Office Fund	72,563	200,177
Invocare Ltd.	20,846	175,028
IOOF Holdings Ltd.	27,569	160,103
Iress Ltd.	19,941	135,552
James Hardie Industries PLC	42,077	475,913
JB Hi-Fi Ltd.[a]	11,990	198,628
Karoon Gas Australia Ltd.[a,b]	52,342	58,868
LendLease Group	49,769	457,301
Liquefied Natural Gas Ltd.[a,b]	90,756	41,086
M2 Group Ltd.	21,646	192,616
Macquarie Atlas Roads Group	66,489	200,822
Macquarie Group Ltd.	27,337	1,384,130
Magellan Financial Group Ltd.	13,770	221,590
McMillan Shakespeare Ltd.	13,799	123,961
Medibank Pvt Ltd.	252,266	447,885
Mesoblast Ltd.[a,b]	45,960	49,415
Mineral Resources Ltd.	26,958	70,745
Mirvac Group	315,056	423,424
Monadelphous Group Ltd.[a]	6,616	29,155
Myer Holdings Ltd.	121,146	88,692
National Australia Bank Ltd.	237,156	4,640,030

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Navitas Ltd.	34,580	$113,495
Newcrest Mining Ltd.[b]	69,459	632,818
Northern Star Resources Ltd.	49,311	103,245
Nufarm Ltd./Australia	26,362	127,360
Oil Search Ltd.	122,274	562,189
Orica Ltd.	31,456	316,401
Origin Energy Ltd.	158,709	460,278
Orora Ltd.	128,584	199,189
OZ Minerals Ltd.	38,308	102,156
Pacific Brands Ltd.[b]	188,509	107,340
Perpetual Ltd.	6,233	182,132
Platinum Asset Management Ltd.	33,970	155,225
Premier Investments Ltd.	12,686	117,642
Primary Health Care Ltd.[a]	56,983	99,155
Qantas Airways Ltd.	66,286	181,923
QBE Insurance Group Ltd.	124,548	958,518
Qube Holdings Ltd.[a]	96,867	155,538
Ramsay Health Care Ltd.	12,704	544,383
REA Group Ltd.	6,131	228,981
Recall Holdings Ltd.	32,308	149,459
Rio Tinto Ltd.	36,055	997,952
SAI Global Ltd.	52,348	149,224
Sandfire Resources NL	34,599	122,368
Santos Ltd.	150,528	336,464
Scentre Group	477,361	1,468,827
Seek Ltd.	30,714	314,586
Seven West Media Ltd.[a]	178,982	105,080
Shopping Centres Australasia Property Group	114,838	173,021
Sigma Pharmaceuticals Ltd.	242,965	140,926
Sims Metal Management Ltd.	19,394	93,010
Sirtex Medical Ltd.	6,957	185,129
Slater & Gordon Ltd.[a]	74,316	31,541
Sonic Healthcare Ltd.	35,753	465,334
South32 Ltd.[b]	473,510	326,564
Southern Cross Media Group Ltd.	114,443	91,070
Spotless Group Holdings Ltd.	147,618	108,072
Star Entertainment Grp Ltd. (The)	71,609	272,511
Stockland	185,777	537,464
Suncorp Group Ltd.	112,286	922,130
Super Retail Group Ltd.	16,311	117,568
Sydney Airport	106,795	497,063
Tabcorp Holdings Ltd.	76,767	249,785

Security	Shares	Value
Tatts Group Ltd.	129,518	$380,201
Telstra Corp. Ltd.	364,718	1,452,446
TPG Telecom Ltd.	30,970	220,162
Transurban Group	184,783	1,409,014
Treasury Wine Estates Ltd.	71,373	457,401
Veda Group Ltd.	82,890	164,757
Vicinity Centres	283,558	583,673
Virtus Health Ltd.	33,583	150,369
Vocus Communications Ltd.	27,993	155,635
Wesfarmers Ltd.	100,384	2,994,350
Western Areas Ltd.[a]	92,750	123,669
Westfield Corp.	179,240	1,255,176
Westpac Banking Corp.	302,597	6,603,197
Whitehaven Coal Ltd.[a,b]	129,176	37,463
Woodside Petroleum Ltd.	64,566	1,276,498
Woolworths Ltd.	115,428	1,982,414
WorleyParsons Ltd.	23,105	55,404

		79,811,568
AUSTRIA — 0.21%
ams AG	7,874	215,552
Andritz AG	7,583	350,772
BUWOG AG	6,681	136,704
CA Immobilien Anlagen AG	8,810	150,619
Conwert Immobilien Invest SEb	8,418	119,096
Erste Group Bank AGb	25,672	742,516
Flughafen Wien AG	774	67,888
IMMOFINANZ AGb	82,211	154,517
Lenzing AG	1,101	73,375
Oesterreichische Post AG	3,395	120,052
OMV AG	12,964	331,825
Raiffeisen Bank International AGb	11,004	138,120
RHI AG	4,340	81,219
S IMMO AG	17,057	141,377
Schoeller-Bleckmann Oilfield Equipment AG	1,673	86,893
Semperit AG Holding	2,273	67,882
UNIQA Insurance Group AG	11,755	74,066
Voestalpine AG	10,102	264,964
Wienerberger AG	11,668	178,333

		3,495,770
BELGIUM — 1.13%
Ackermans & van Haaren NV	2,183	282,155
Ageas	16,257	656,932
AGFA-Gevaert NVb	42,096	179,467
Anheuser-Busch InBev SA/NV	73,306	9,189,307

SCHEDULES OF INVESTMENTS	69

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Barco NV	3,008	$188,681
Befimmo SA	3,406	194,740
Bekaert SAa	4,348	139,449
bpost SA	8,947	211,532
Cie. d’Entreprises CFE	901	91,994
Cofinimmo SA	1,747	189,601
Colruyt SA	5,448	289,975
D’ieteren SA/NV	3,033	98,784
Delhaize Group	9,326	973,195
Elia System Operator SA/NV	2,903	139,783
Euronav NV	12,927	150,228
EVS Broadcast Equipment SA	4,334	138,554
Fagron	6,529	48,252
Galapagos NVa,b	3,818	190,038
Gimv NV	5,114	245,692
Groupe Bruxelles Lambert SA	4,615	348,907
Ion Beam Applications	5,258	176,144
KBC Groep NV	22,499	1,285,174
Kinepolis Group NV	4,128	174,157
Mobistar SAb	5,438	112,535
Nyrstar NVa,b	50,110	73,036
Ontex Group NV	7,365	271,713
Proximus SADP	11,226	385,670
Solvay SA	5,857	482,225
Telenet Group Holding NVb	4,368	226,536
Tessenderlo Chemie NVb	5,494	144,755
UCB SA	11,504	978,654
Umicore SA	8,028	293,567
Warehouses De Pauw CVA	3,005	243,054

		18,794,486
BRAZIL — 0.71%
Aliansce Shopping Centers SA	36,400	94,995
Ambev SA	404,700	1,878,743
B2W Cia. Digital[b]	15,317	50,529
Banco Bradesco SA	74,168	361,471
Banco do Brasil SA	80,700	278,065
Banco Santander Brasil SA Units	44,100	143,176
BB Seguridade Participacoes SA	66,400	382,091
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	155,000	395,641
BR Malls Participacoes SA	45,200	133,479
BRF SA	58,700	704,333
CCR SA	80,800	256,900
CETIP SA – Mercados Organizados	21,213	201,810

Security	Shares	Value
Cia. de Saneamento Basico do Estado de Sao Paulo	36,100	$191,477
Cia. Hering	22,000	70,824
Cielo SA	76,900	647,984
Cosan SA Industria e Comercio	13,000	81,308
CPFL Energia SAb	20,042	80,825
Cyrela Brazil Realty SA Empreendimentos e Participacoes	34,700	61,725
Duratex SA	45,119	59,492
EDP – Energias do Brasil SA	38,600	116,389
Embraer SA	60,400	432,164
Equatorial Energia SA	19,328	173,923
Estacio Participacoes SA	31,500	91,768
Even Construtora e Incorporadora SA	94,800	97,405
Fibria Celulose SA	25,000	274,036
Hypermarcas SAb	30,000	166,810
Iochpe Maxion SA	23,100	61,434
JBS SA	73,500	197,485
JSL SA	15,200	26,055
Klabin SA Units	55,500	289,958
Kroton Educacional SA	131,608	278,307
Light SA	31,200	63,028
Localiza Rent A Car SA	19,725	107,616
Lojas Renner SA	63,300	279,370
M. Dias Branco SA	3,400	49,069
MRV Engenharia e Participacoes SA	47,700	108,583
Multiplan Empreendimentos Imobiliarios SA	8,900	91,667
Multiplus SA	7,100	55,994
Natura Cosmeticos SA	18,300	102,027
Odontoprev SA	32,500	81,663
Petroleo Brasileiro SAb	300,600	518,257
Porto Seguro SA	15,000	97,660
Qualicorp SA	28,900	96,991
Raia Drogasil SA	22,700	234,254
Sao Martinho SA	7,100	84,432
Sul America SA	25,495	114,613
TIM Participacoes SA	79,400	125,829
TOTVS SA	16,200	130,582
Tractebel Energia SA	12,700	106,919
Ultrapar Participacoes SA	30,600	452,048
Vale SA	160,400	387,876

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	8,900	$88,301
WEG SA	54,760	210,618

		11,867,999
CANADA — 6.10%
Advantage Oil & Gas Ltd.[b]	19,583	106,456
Aecon Group Inc.	10,717	110,502
Ag Growth International Inc.	1,187	24,056
AGF Management Ltd. Class B	25,543	85,491
Agnico Eagle Mines Ltd.	20,221	596,608
Agrium Inc.	12,271	1,066,611
Aimia Inc.	15,939	106,015
Alacer Gold Corp.[b]	40,277	62,394
Alamos Gold Inc. Class A	24,713	80,255
Alaris Royalty Corp.	7,700	130,061
Algonquin Power & Utilities Corp.	22,623	184,874
Alimentation Couche-Tard Inc. Class B	39,350	1,705,143
Allied Properties REIT	3,670	86,844
AltaGas Ltd.	13,094	305,007
Amaya Inc.[a,b]	10,354	110,291
ARC Resources Ltd.	29,989	401,274
Artis REIT	3,295	28,285
Atco Ltd./Canada Class I	7,745	213,706
ATS Automation Tooling Systems Inc.[b]	10,784	81,536
AutoCanada Inc.	3,807	53,781
Avigilon Corp.[a,b]	8,244	76,743
B2Gold Corp.[b]	109,037	82,906
Badger Daylighting Ltd.	5,421	92,876
Bank of Montreal	57,978	3,099,027
Bank of Nova Scotia (The)	107,275	4,374,853
Bankers Petroleum Ltd.[b]	98,226	62,122
Barrick Gold Corp.	105,978	1,049,049
BCE Inc.	10,946	438,929
Bellatrix Exploration Ltd.[a,b]	53,075	64,871
Birchcliff Energy Ltd.[b]	21,014	75,111
Bird Construction Inc.	14,355	117,921
Black Diamond Group Ltd.	15,536	63,259
BlackBerry Ltd.[a,b]	46,194	327,929
Boardwalk REIT	2,968	92,884
Bombardier Inc. Class Bb	192,063	133,751
Bonterra Energy Corp.	8,119	93,522

Security	Shares	Value
Brookfield Asset Management Inc. Class A	79,085	$2,376,624
CAE Inc.	22,929	238,374
Cameco Corp.	35,917	434,143
Canaccord Genuity Group Inc.	8,132	28,604
Canadian Apartment Properties REIT	6,635	141,022
Canadian Energy Services & Technology Corp.	26,217	72,843
Canadian Imperial Bank of Commerce/Canada	35,219	2,283,448
Canadian National Railway Co.	72,551	3,915,614
Canadian Natural Resources Ltd.	101,198	2,156,637
Canadian Oil Sands Ltd.	43,790	292,193
Canadian Pacific Railway Ltd.	14,075	1,684,299
Canadian REIT	2,443	71,263
Canadian Tire Corp. Ltd. Class A	6,503	527,495
Canadian Utilities Ltd. Class A	11,256	288,989
Canadian Western Bank[a]	10,265	167,479
Canfor Corp.[b]	9,830	109,459
Canyon Services Group Inc.	34,095	103,939
Capital Power Corp.	10,256	137,305
CCL Industries Inc. Class B	2,894	406,157
Celestica Inc.[a,b]	14,471	130,596
Cenovus Energy Inc.	77,084	945,440
Centerra Gold Inc.	18,059	81,873
CGI Group Inc. Class Ab	21,222	905,432
China Gold International Resources Corp. Ltd.[b]	39,752	55,366
CI Financial Corp.	18,415	404,875
Cineplex Inc.	6,542	227,326
Cogeco Communications Inc.	2,070	93,038
Colliers International Group Inc.	4,064	175,815
Cominar REIT	401	4,246
Concordia Healthcare Corp.	3,813	103,694
Constellation Software Inc./Canada	1,956	708,872
Corus Entertainment Inc. Class B	11,699	80,889
Cott Corp.	12,039	122,935
Crescent Point Energy Corp.	44,975	496,331
Crew Energy Inc.[b]	29,618	81,240
Denison Mines Corp.[a,b]	171,849	78,155
Descartes Systems Group Inc. (The)[b]	11,668	206,786
Detour Gold Corp.[b]	17,406	210,764

SCHEDULES OF INVESTMENTS	71

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
DH Corp.	9,818	$219,558
Dollarama Inc.	11,681	623,955
Dominion Diamond Corp.	8,089	85,934
Dorel Industries Inc. Class B	4,673	91,484
Dream Unlimited Corp. Class Ab	14,099	74,039
Dundee Corp. Class Ab	24,237	83,015
Eldorado Gold Corp.	69,289	156,574
Element Financial Corp.[a]	35,389	371,431
Empire Co. Ltd. Class A	14,028	263,963
Enbridge Inc.	78,954	2,730,078
Enbridge Inc.ome Fund Holdings Inc.	8,289	172,407
Encana Corp.	75,832	331,403
EnerCare Inc.	15,610	176,594
Enerflex Ltd.	10,477	95,668
Enerplus Corp.	27,083	85,449
Ensign Energy Services Inc.	13,464	63,433
Extendicare Inc.	21,744	142,153
Fairfax Financial Holdings Ltd.	2,119	1,086,130
Finning International Inc.	16,299	206,626
First Capital Realty Inc.	6,467	86,028
First Majestic Silver Corp.[a,b]	22,976	68,573
First Quantum Minerals Ltd.	63,887	137,557
FirstService Corp.	4,696	178,496
Fortis Inc./Canada	24,554	710,317
Fortuna Silver Mines Inc.[b]	46,002	116,374
Franco-Nevada Corp.	14,322	631,298
Freehold Royalties Ltd.	14,765	112,370
Genworth MI Canada Inc.[a]	5,389	92,788
George Weston Ltd.	4,333	332,569
Gibson Energy Inc.	14,714	162,379
Gildan Activewear Inc.	21,998	552,744
Goldcorp Inc.	74,380	843,564
Great-West Lifeco Inc.	26,692	658,551
H&R REIT	5,537	74,168
Home Capital Group Inc.[a]	7,438	152,011
HudBay Minerals Inc.	26,155	51,297
Hudson’s Bay Co.	8,829	108,539
Husky Energy Inc.	30,880	305,893
IAMGOLD Corp.[a,b]	49,246	71,389
IGM Financial Inc.	7,405	188,960
Imperial Oil Ltd.	28,072	856,772
Industrial Alliance Insurance & Financial Services Inc.	9,985	295,098
Innergex Renewable Energy Inc.	17,028	141,814

Security	Shares	Value
Intact Financial Corp.	12,138	$724,528
Inter Pipeline Ltd.	30,965	499,489
Interfor Corp.[b]	9,516	73,369
Intertain Group Ltd. (The)[b]	8,832	53,221
Ivanhoe Mines Ltd. Class Ab	89,823	43,404
Jean Coutu Group PJC Inc. (The) Class A	9,014	126,122
Keyera Corp.	16,094	439,161
Killam Apartment REIT	22,616	174,853
Kinross Gold Corp.[b]	104,652	171,786
Labrador Iron Ore Royalty Corp.	11,683	73,722
Lake Shore Gold Corp.[b]	117,791	106,303
Laurentian Bank of Canada	2,400	81,350
Linamar Corp.	4,842	187,968
Loblaw Companies Ltd.	20,218	945,207
Lucara Diamond Corp.	47,332	77,359
Lundin Mining Corp.[b]	58,148	143,381
MacDonald Dettwiler & Associates Ltd.	3,895	240,938
Magna International Inc. Class A	37,112	1,283,525
Major Drilling Group International Inc.	28,446	107,942
Manitoba Telecom Services Inc.	4,035	86,535
Manulife Financial Corp.	175,967	2,434,591
Maple Leaf Foods Inc.	9,570	155,187
Martinrea International Inc.	14,460	97,102
Medical Facilities Corp.	14,045	139,227
Methanex Corp.	9,052	240,186
Metro Inc.	22,755	669,593
Morguard REIT	9,782	91,269
Morneau Shepell Inc.	14,756	153,511
Mullen Group Ltd.[a]	9,235	98,568
National Bank of Canada	28,229	801,786
Nevsun Resources Ltd.	15,653	42,379
Newalta Corp.	15,650	31,361
Norbord Inc.	5,701	99,091
North West Co. Inc. (The)	8,585	186,250
Northland Power Inc.	14,113	194,959
Northview Apartment Real Estate Investment Trust	7,585	92,599
NOVAGOLD Resources Inc.[a,b]	30,406	127,479
NuVista Energy Ltd.[b]	30,745	98,314
OceanaGold Corp.	57,535	118,157
Onex Corp.	8,365	497,709
Open Text Corp.	11,176	544,326

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Osisko Gold Royalties Ltd.	8,614	$87,165
Pacific Exploration and Production Corp.[a]	26,006	14,969
Painted Pony Petroleum Ltd.[b]	23,367	69,740
Pan American Silver Corp.	19,023	125,716
Parex Resources Inc.[b]	17,090	112,091
Parkland Fuel Corp.	11,628	183,437
Pason Systems Inc.	8,140	103,713
Pembina Pipeline Corp.	30,708	694,790
Penn West Petroleum Ltd.[a]	54,068	38,805
Peyto Exploration & Development Corp.	14,071	301,268
Poseidon Concepts Corp.[b]	293	1
Potash Corp. of Saskatchewan Inc.	75,272	1,221,682
Power Corp. of Canada	31,238	659,500
Power Financial Corp.	20,912	480,430
PrairieSky Royalty Ltd.	12,675	179,598
Precision Drilling Corp.	30,713	104,104
Premier Gold Mines Ltd.[b]	37,791	66,868
Pretium Resources Inc.[a,b]	14,820	62,871
Primero Mining Corp.[a,b]	28,805	71,437
Progressive Waste Solutions Ltd.	10,315	288,725
ProMetic Life Sciences Inc.[b]	67,233	120,874
Quebecor Inc. Class B	9,167	231,251
Raging River Exploration Inc.[b]	21,101	134,201
Redknee Solutions Inc.[b]	33,242	64,724
Restaurant Brands International Inc.	18,655	627,158
RioCan REIT	10,075	177,122
Ritchie Bros Auctioneers Inc.	10,824	245,977
Rogers Communications Inc. Class B	34,089	1,162,018
RONA Inc.	14,155	123,721
Royal Bank of Canada	132,130	6,811,890
Russel Metals Inc.	10,639	118,845
Saputo Inc.	21,991	537,566
Secure Energy Services Inc.	18,681	99,428
SEMAFO Inc.[b]	34,868	86,721
Seven Generations Energy Ltd.[b]	15,281	171,134
Shaw Communications Inc. Class B	35,843	617,653
ShawCor Ltd.	6,969	149,804
Sierra Wireless Inc.[a,b]	4,882	72,471
Silver Standard Resources Inc.[a,b]	14,612	63,339

Security	Shares	Value
Silver Wheaton Corp.	36,329	$426,216
Smart REIT	5,418	119,198
SNC-Lavalin Group Inc.	13,453	382,869
Stantec Inc.	9,375	227,438
Stella-Jones Inc.	5,554	167,064
Sun Life Financial Inc.	56,681	1,618,364
Suncor Energy Inc.	132,822	3,131,664
Superior Plus Corp.	17,906	132,712
Surge Energy Inc.	52,589	82,588
Tahoe Resources Inc.	17,011	131,519
Teck Resources Ltd. Class Ba	53,799	199,942
TELUS Corp.	6,490	179,723
Thomson Reuters Corp.	31,288	1,165,032
TMX Group Ltd.	4,624	133,602
TORC Oil & Gas Ltd.	24,936	96,041
Torex Gold Resources Inc.[b]	96,356	86,274
Toromont Industries Ltd.[a]	8,023	162,256
Toronto-Dominion Bank (The)	164,929	6,229,154
Total Energy Services Inc.	10,344	105,480
Tourmaline Oil Corp.[b]	17,062	338,633
TransAlta Corp.	28,884	100,984
TransCanada Corp.	64,842	2,241,651
Transcontinental Inc. Class A	9,791	128,297
TransForce Inc.	9,332	139,259
Turquoise Hill Resources Ltd.[b]	87,900	183,014
Valeant Pharmaceuticals International Inc.[b]	30,186	2,767,095
Valener Inc.[a]	17,080	233,033
Veresen Inc.	28,199	159,906
Vermilion Energy Inc.	9,849	262,173
Wajax Corp.	7,612	84,328
West Fraser Timber Co. Ltd.	7,009	239,818
Westshore Terminals Investment Corp.	12,294	114,531
Whitecap Resources Inc.	25,150	136,898
WSP Global Inc.	8,365	239,314
Yamana Gold Inc.	85,176	145,869

		101,652,499
CHILE — 0.25%
AES Gener SA	190,034	84,302
Aguas Andinas SA Series A	217,819	109,716
Banco de Chile	2,103,827	217,610
Banco de Credito e Inversiones	3,499	135,975
Banco Santander Chile	6,496,418	282,978
Cencosud SA	114,267	232,572

SCHEDULES OF INVESTMENTS	73

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Cia. Cervecerias Unidas SA	16,889	$183,832
Colbun SA	816,547	207,453
CorpBanca SA	12,922,088	98,330
E.CL SA	70,685	97,655
Empresa Nacional de Electricidad SA/Chile	338,483	443,054
Empresa Nacional de Telecomunicaciones SA	10,755	104,045
Empresas CMPC SA	109,642	249,863
Empresas COPEC SA	41,672	364,341
Enersis SA	1,918,469	459,806
Inversiones Aguas Metropolitanas SA	53,332	72,832
LATAM Airlines Group SAb	33,022	169,801
Parque Arauco SA	68,293	106,819
SACI Falabella	46,795	309,579
SONDA SA	60,277	96,606
Vina Concha y Toro SA	52,433	83,466

		4,110,635
CHINA — 5.05%
58.com Inc. ADR[b]	4,014	225,185
AAC Technologies Holdings Inc.	72,000	457,930
Agile Property Holdings Ltd.[a]	220,250	104,991
Agricultural Bank of China Ltd. Class H	2,136,000	754,736
Air China Ltd. Class H	214,000	136,932
Ajisen (China) Holdings Ltd.	282,000	113,049
Alibaba Group Holding Ltd. ADR[a,b]	46,513	3,117,766
Alibaba Health Information Technology Ltd.[b]	268,000	133,951
Alibaba Pictures Group Ltd.[a,b]	1,020,000	205,760
Aluminum Corp. of China Ltd. Class Ha,b	454,000	135,917
Anhui Conch Cement Co. Ltd. Class H	123,000	239,588
Anta Sports Products Ltd.	107,000	256,541
Anxin-China Holdings Ltd.[b]	1,004,000	28,948
AVIC International Holding HK Ltd.[a,b]	540,000	42,324
AviChina Industry & Technology Co. Ltd. Class H	224,000	154,843
Baidu Inc.[b]	12,844	2,097,040
Bank of China Ltd. Class H	7,265,000	2,837,727

Security	Shares	Value
Bank of Communications Co. Ltd. Class H	832,000	$503,507
Beijing Capital International Airport Co. Ltd. Class H	174,000	156,498
Beijing Enterprises Holdings Ltd.	50,000	247,981
Beijing Enterprises Water Group Ltd.	470,000	231,291
Belle International Holdings Ltd.	454,000	303,334
Biostime International Holdings Ltd.[a]	29,000	83,838
Bosideng International Holdings Ltd.[a]	1,088,000	83,877
Brilliance China Automotive Holdings Ltd.	312,000	297,855
Byd Co. Ltd. Class Ha,b	65,500	296,241
BYD Electronic International Co. Ltd.[b]	172,500	72,255
CAR Inc.[a,b]	105,000	130,865
CGN Power Co. Ltd. Class Hc	920,000	269,516
China Agri-Industries Holdings Ltd.[b]	320,100	85,548
China BlueChemical Ltd. Class H	376,000	78,264
China Cinda Asset Management Co. Ltd. Class H	844,000	262,433
China CITIC Bank Corp. Ltd. Class Hb	792,000	459,965
China Coal Energy Co. Ltd. Class Ha	299,000	101,039
China Communications Construction Co. Ltd. Class H	418,000	365,750
China Communications Services Corp. Ltd. Class H	424,000	165,615
China Conch Venture Holdings Ltd.	142,000	228,066
China Construction Bank Corp. Class H	7,696,000	4,677,217
China COSCO Holdings Co. Ltd. Class Ha,b	274,000	96,815
China Everbright Bank Co. Ltd. Class H	392,000	182,833
China Everbright International Ltd.	264,000	278,489
China Everbright Ltd.	110,000	226,138
China Galaxy Securities Co. Ltd. Class H	333,000	242,171

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
China Gas Holdings Ltd.	180,000	$228,502
China High Speed Transmission Equipment Group Co. Ltd.[b]	150,000	114,675
China Huarong Energy Co. Ltd.[a,b]	2,390,000	64,795
China Huishan Dairy Holdings Co. Ltd.[a]	645,000	242,822
China Innovationpay Group Ltd.[a,b]	1,152,000	45,145
China International Marine Containers Group Co. Ltd. Class H	61,300	95,461
China Jinmao Holdings Group Ltd.	556,000	144,307
China Life Insurance Co. Ltd. Class H	699,000	1,686,685
China Longyuan Power Group Corp. Ltd.	341,000	201,546
China Lumena New Materials Corp.[a,b]	152,000	1,953
China Medical System Holdings Ltd.	153,000	177,714
China Mengniu Dairy Co. Ltd.	266,000	367,069
China Merchants Bank Co. Ltd. Class H	430,677	825,623
China Merchants Holdings International Co. Ltd.	118,000	322,183
China Metal Recycling Holdings Ltd.[b]	3,000	—
China Minsheng Banking Corp. Ltd. Class H	562,500	494,356
China Mobile Ltd.	564,500	6,215,930
China Modern Dairy Holdings Ltd.[a]	362,000	66,048
China National Building Material Co. Ltd. Class H	314,000	129,911
China Oil and Gas Group Ltd.[a,b]	2,052,000	117,327
China Oilfield Services Ltd. Class H	132,000	94,130
China Overseas Land & Investment Ltd.	380,000	1,093,687
China Pacific Insurance Group Co. Ltd. Class H	255,800	897,273
China Petroleum & Chemical Corp. Class H	2,342,200	1,303,086
China Power International Development Ltd.	355,000	156,909

Security	Shares	Value
China Railway Construction Corp. Ltd. Class H	197,000	$194,144
China Railway Group Ltd. Class H	387,000	275,475
China Resources Beer Holdings Co. Ltd.	126,000	200,102
China Resources Gas Group Ltd.	96,000	237,569
China Resources Land Ltd.	276,666	673,282
China Resources Power Holdings Co. Ltd.	194,000	326,040
China Shanshui Cement Group Ltd.[a,b]	163,000	24,085
China Shenhua Energy Co. Ltd. Class H	317,000	473,289
China Shineway Pharmaceutical Group Ltd.	138,000	156,922
China Shipping Container Lines Co. Ltd. Class Hb	383,000	73,324
China Southern Airlines Co. Ltd. Class H	210,000	126,278
China State Construction International Holdings Ltd.	196,000	312,780
China Taiping Insurance Holdings Co. Ltd.[b]	167,368	347,516
China Telecom Corp. Ltd. Class H	1,308,000	606,703
China Traditional Chinese Medicine Co. Ltd.[b]	228,000	124,797
China Travel International Investment Hong Kong Ltd.	352,000	118,496
China Unicom Hong Kong Ltd.	580,000	637,170
China Vanke Co. Ltd. Class H	131,300	296,920
China Yurun Food Group Ltd.[a,b]	461,000	62,787
China ZhengTong Auto Services Holdings Ltd.	208,000	76,435
Chongqing Changan Automobile Co. Ltd. Class B	87,298	170,494
Chongqing Rural Commercial Bank Co. Ltd. Class H	326,000	165,035
CITIC Ltd.	396,000	556,639
CITIC Resources Holdings Ltd.[a,b]	734,000	55,643
CITIC Securities Co. Ltd. Class H	214,500	411,204
CNOOC Ltd.	1,621,000	1,641,234
Coolpad Group Ltd.[b]	388,000	58,827
COSCO Pacific Ltd.	178,000	200,806

SCHEDULES OF INVESTMENTS	75

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Country Garden Holdings Co. Ltd.	620,866	$237,725
CRRC Corp. Ltd. Class H	417,000	384,700
CSPC Pharmaceutical Group Ltd.	424,000	356,291
Ctrip.com International Ltd.[a,b]	13,404	572,083
Dah Chong Hong Holdings Ltd.	260,000	97,882
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	59,300	283,058
Daphne International Holdings Ltd.[a,b]	420,000	56,663
Datang International Power Generation Co. Ltd. Class H	324,000	85,758
Digital China Holdings Ltd.	117,000	120,264
Dongfeng Motor Group Co. Ltd. Class H	272,000	318,732
Dongyue Group Ltd.	713,000	135,585
ENN Energy Holdings Ltd.	76,000	338,359
Evergrande Real Estate Group Ltd.[a]	482,000	315,229
Far East Horizon Ltd.	224,000	170,961
FDG Electric Vehicles Ltd.[a,b]	1,705,000	72,294
Fosun International Ltd.	211,000	277,073
GCL-Poly Energy Holdings Ltd.[a]	1,381,000	175,667
Geely Automobile Holdings Ltd.	555,000	235,325
GF Securities Co. Ltd.[b]	151,000	301,889
Glorious Property Holdings Ltd.[b]	507,000	52,766
Golden Eagle Retail Group Ltd.[a]	84,000	92,388
Goldin Properties Holdings Ltd.[a,b]	82,434	55,819
GOME Electrical Appliances Holding Ltd.	1,279,000	177,483
Great Wall Motor Co. Ltd. Class H	313,000	237,680
Guangdong Investment Ltd.	304,000	385,915
Guangzhou Automobile Group Co. Ltd. Class H	236,000	197,403
Guangzhou R&F Properties Co. Ltd. Class H	131,600	140,683
Haier Electronics Group Co. Ltd.	138,000	242,209
Haitian International Holdings Ltd.	100,000	120,778
Haitong Securities Co. Ltd. Class H	296,400	444,056
Hanergy Thin Film Power Group Ltd.[a,b]	720,000	1

Security	Shares	Value
Harbin Electric Co. Ltd. Class H	238,000	$85,318
Hengan International Group Co. Ltd.	68,500	609,057
Hengdeli Holdings Ltd.	709,200	75,632
Hopewell Highway Infrastructure Ltd.	246,775	113,196
Hopson Development Holdings Ltd.[b]	102,000	93,968
Huabao International Holdings Ltd.	261,000	96,246
Huadian Power International Corp. Ltd. Class H	180,000	106,157
Huaneng Power International Inc. Class H	408,000	332,886
Huaneng Renewables Corp. Ltd. Class H	594,000	127,457
Huatai Securities Co. Ltd.[b,c]	115,600	216,262
Industrial & Commercial Bank of China Ltd. Class H	6,771,000	3,506,059
Inner Mongolia Yitai Coal Co. Ltd. Class B	136,200	102,695
Intime Retail Group Co. Ltd.	136,500	102,951
JD.com Inc. ADR[b]	17,114	445,477
Jiangsu Expressway Co. Ltd. Class H	144,000	171,886
Jiangxi Copper Co. Ltd. Class H	136,000	135,950
Ju Teng International Holdings Ltd.	272,000	106,593
K Wah International Holdings Ltd.	295,000	104,236
Kingboard Chemical Holdings Ltd.	91,500	139,669
Kingboard Laminates Holdings Ltd.	246,500	98,817
Kingdee International Software Group Co. Ltd.[a]	320,000	109,780
Kingsoft Corp. Ltd.[a]	92,000	196,699
Kunlun Energy Co. Ltd.	306,000	227,647
KWG Property Holding Ltd.	167,000	104,498
Lee & Man Paper Manufacturing Ltd.	203,000	113,461
Lenovo Group Ltd.	650,000	574,597
Li Ning Co. Ltd.[a,b]	216,000	99,634
Longfor Properties Co. Ltd.	169,000	214,104
Lonking Holdings Ltd.	942,000	121,035

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Luye Pharma Group Ltd.[b]	167,500	$137,739
Minth Group Ltd.	100,000	182,452
MMG Ltd.[a,b]	480,000	87,577
Netease Inc.	4,019	627,527
New China Life Insurance Co. Ltd. Class H	82,600	280,185
New Oriental Education & Technology Group Inc. ADR	7,241	227,440
New World China Land Ltd.	280,000	270,184
Nine Dragons Paper (Holdings) Ltd.	201,000	124,998
Parkson Retail Group Ltd.	965,500	110,409
PAX Global Technology Ltd.[a]	113,000	113,249
People’s Insurance Co. Group of China Ltd. (The) Class H	718,000	285,065
PetroChina Co. Ltd. Class H	1,928,000	1,176,690
Phoenix Satellite Television Holdings Ltd.	538,000	106,455
PICC Property & Casualty Co. Ltd. Class H	381,680	644,401
Ping An Insurance Group Co. of China Ltd. Class H	488,000	2,191,434
Poly Property Group Co. Ltd.	454,000	121,917
Qunar Cayman Islands Ltd. ADR[a,b]	3,155	139,072
Renhe Commercial Holdings Co. Ltd.[a,b]	1,942,000	81,095
REXLot Holdings Ltd.[a]	1,525,000	19,594
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	364,000	73,428
Semiconductor Manufacturing International Corp.[b]	2,780,000	239,321
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	232,000	147,853
Shanghai Electric Group Co. Ltd. Class Ha	284,000	124,068
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	51,000	121,490
Shanghai Industrial Holdings Ltd.	65,000	141,311
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	54,100	180,478
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	80,100	153,349

Security	Shares	Value
Shenzhen International Holdings Ltd.	142,500	$221,545
Shenzhen Investment Ltd.	404,000	154,170
Shenzhou International Group Holdings Ltd.	63,000	336,740
Shimao Property Holdings Ltd.	156,000	216,476
Shougang Fushan Resources Group Ltd.	786,000	83,823
Shui On Land Ltd.	597,500	144,330
Sihuan Pharmaceutical Holdings Group Ltd.	359,000	46,127
Sina Corp.[b]	3,130	143,824
Sino Biopharmaceutical Ltd.	484,000	329,596
Sino-Ocean Land Holdings Ltd.	379,000	189,918
Sinofert Holdings Ltd.	464,000	62,003
Sinopec Engineering Group Co. Ltd. Class H	124,000	103,561
Sinopec Kantons Holdings Ltd.	202,000	103,558
Sinopec Shanghai Petrochemical Co. Ltd. Class Hb	367,000	147,123
Sinopharm Group Co. Ltd. Class H	121,600	426,538
Sinotrans Ltd. Class H	230,000	103,728
Skyworth Digital Holdings Ltd.	286,000	147,357
SOHO China Ltd.	295,000	136,454
Sun Art Retail Group Ltd.[a]	253,000	141,732
Sunac China Holdings Ltd.	225,000	138,188
Sunny Optical Technology Group Co. Ltd.[a]	86,000	182,766
TAL Education Group Class A ADR[a,b]	3,115	149,427
Tech Pro Technology Development Ltd.[a,b]	662,000	174,371
Tencent Holdings Ltd.	477,100	8,882,580
Tianneng Power International Ltd.[b]	150,000	111,013
Tingyi Cayman Islands Holding Corp.	192,000	217,093
Tong Ren Tang Technologies Co. Ltd. Class H	102,000	155,958
Towngas China Co. Ltd.[a]	199,000	95,373
TravelSky Technology Ltd. Class H	115,000	174,062
Tsingtao Brewery Co. Ltd. Class H	38,000	134,514

SCHEDULES OF INVESTMENTS	77

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Vipshop Holdings Ltd. ADR[a,b]	20,070	$257,699
Want Want China Holdings Ltd.	550,000	358,994
Weichai Power Co. Ltd. Class H	119,000	113,146
West China Cement Ltd.[a,b]	388,000	79,765
Xinyi Solar Holdings Ltd.	370,000	116,949
Yanzhou Coal Mining Co. Ltd. Class Ha	220,000	88,477
Yingde Gases Group Co. Ltd.	236,000	89,150
Youku Tudou Inc.[b]	6,091	165,858
Yuexiu Property Co. Ltd.	1,130,080	162,625
Yuexiu REIT	232,000	117,448
Zhejiang Expressway Co. Ltd. Class H	190,000	165,030
Zhongsheng Group Holdings Ltd.	147,500	73,913
Zhuzhou CSR Times Electric Co. Ltd. Class H	54,000	274,758
Zijin Mining Group Co. Ltd. Class H	590,000	132,663
ZTE Corp. Class H	90,840	163,172

		84,198,824
COLOMBIA — 0.07%
Almacenes Exito SA	27,601	114,287
Cementos Argos SA	39,407	117,235
Corp. Financiera Colombiana SA New[b]	160	1,690
Corp. Financiera Colombiana SA/CD	15,895	174,962
Ecopetrol SA	452,545	141,500
Grupo Argos SA/Colombia	25,930	131,454
Grupo de Inversiones Suramericana SA	27,297	296,657
Interconexion Electrica SA ESP	61,199	136,735

		1,114,520
CZECH REPUBLIC — 0.04%
CEZ AS	14,662	243,048
Komercni Banka AS	1,678	351,996

		595,044
DENMARK — 1.43%
ALK-Abello A/S	1,163	160,028
AP Moeller – Maersk A/S Class A	462	581,448
AP Moeller – Maersk A/S Class B	468	598,499
Bang & Olufsen A/Sa,b	8,148	85,652
Bavarian Nordic A/Sb	3,683	152,994
Carlsberg A/S Class B	9,578	802,697
Chr Hansen Holding A/S	9,679	589,847

Security	Shares	Value
Coloplast A/S Class B	10,149	$827,742
D/S Norden A/Sa,b	5,201	69,039
Danske Bank A/S	62,865	1,683,546
DSV A/S	16,778	649,775
FLSmidth & Co. A/Sa	5,090	177,272
Genmab A/Sb	5,365	668,209
GN Store Nord A/S	15,673	292,015
ISS A/S	13,003	458,141
Jyske Bank A/S Registered[b]	6,793	296,763
NKT Holding A/S	3,449	190,582
Novo Nordisk A/S Class B	179,375	9,880,534
Novozymes A/S Class B	21,497	891,442
Pandora A/S	10,868	1,445,001
Rockwool International A/S Class B	887	133,754
Royal Unibrew A/S	5,030	210,044
SimCorp A/S	5,604	273,503
Solar A/S Class B	2,343	132,151
Sydbank A/S	9,194	267,281
TDC A/S	72,996	311,274
Topdanmark A/Sa,b	8,626	218,000
Tryg A/S	12,779	242,541
Vestas Wind Systems A/S	20,704	1,344,574
William Demant Holding A/Sb	2,845	249,567

		23,883,915
EGYPT — 0.05%
Arabian Cement Co.	24,212	24,119
Commercial International Bank Egypt SAE	94,668	380,362
Egypt Kuwait Holding Co. SAE	87,042	42,651
Egyptian Financial Group-Hermes Holding Co.[b]	159,316	146,293
Global Telecom Holding SAE[b]	261,958	61,224
Talaat Moustafa Group	277,600	185,065

		839,714
FINLAND — 0.78%
Amer Sports OYJ	12,362	336,681
Cargotec OYJ Class B	3,638	115,182
Caverion Corp.	13,532	128,267
Elisa OYJ	13,709	494,115
Fortum OYJ	36,933	577,470
Huhtamaki OYJ	9,085	319,390
Kemira OYJ	10,194	114,716
Kesko OYJ Class B	5,663	226,171
Kone OYJ Class B	30,904	1,349,959

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Konecranes OYJ	5,061	$111,442
Metsa Board OYJ	24,014	159,674
Metso OYJ	9,521	195,742
Neste OYJ	12,491	388,987
Nokia OYJ	339,766	2,426,448
Nokia OYJ New[b]	127,836	912,944
Nokian Renkaat OYJ	10,686	360,759
Orion OYJ Class B	9,049	296,681
Outokumpu OYJ[a,b]	30,503	74,197
Outotec OYJ[a]	21,620	84,218
Ramirent OYJ	11,323	75,105
Sampo OYJ Class A	40,081	1,925,612
Sponda OYJ	23,574	96,064
Stora Enso OYJ Class R	50,545	408,824
Tieto OYJ	6,035	161,556
UPM-Kymmene OYJ	47,190	763,376
Uponor OYJ	7,194	110,070
Valmet OYJ	13,208	130,555
Wartsila OYJ Abp	13,075	584,446
YIT OYJ[a]	14,666	77,792

		13,006,443
FRANCE — 6.66%
ABC Arbitrage	40,153	216,803
Accor SA	18,919	716,495
Aeroports de Paris	2,243	253,261
Air France-KLM[b]	16,883	135,021
Air Liquide SA	30,901	3,183,816
Airbus Group SE	54,609	3,416,564
Alcatel-Lucent SAb	51,831	204,706
Alstom SAa,b	18,708	500,305
Alten SA	4,075	229,022
Altran Technologies SA	20,016	251,778
ANF Immobilier	4,927	106,092
APERAM SAb	4,878	151,855
ArcelorMittal[a]	96,766	364,271
Arkema SA	5,787	360,430
Assystem	5,392	130,691
Atos SE	7,847	617,709
AXA SA	178,409	4,395,689
BNP Paribas SA	95,647	4,525,310
Bollore SA	71,730	288,807
Bonduelle SCA	4,104	106,444
BOURBON SAa	3,029	39,330
Bouygues SA	17,782	693,927
Bureau Veritas SA	21,254	403,843

Security	Shares	Value
Cap Gemini SA	15,155	$1,378,783
Carrefour SA	48,531	1,377,415
Casino Guichard Perrachon SAa	4,625	208,787
Cegid Group SA	4,169	225,553
CGG SAa,b	77,934	64,933
Christian Dior SE	4,899	825,890
Cie. de Saint-Gobain	42,967	1,763,690
Cie. Generale des Etablissements Michelin Class B	16,489	1,499,792
CNP Assurances	11,909	158,693
Coface SAb	13,909	113,855
Credit Agricole SA	92,296	918,394
Danone SA	52,384	3,596,479
Dassault Systemes	12,058	928,841
Edenred	19,398	363,330
Eiffage SA	3,827	262,126
Electricite de France SA	18,805	244,989
Elior[c]	10,672	213,862
Engie SA	128,530	2,043,719
Essilor International SA	18,956	2,345,471
Etablissements Maurel et Prom[b]	34,674	102,802
Euler Hermes Group	1,458	124,633
Eurazeo SA	3,629	221,312
Eurofins Scientific SE	976	319,623
Eutelsat Communications SA	14,346	462,045
Faiveley Transport SA	1,274	126,825
Faurecia	6,467	233,685
Fonciere des Regions	2,303	195,120
GameLoft SEb	21,039	115,192
Gaztransport Et Technigaz SA	3,520	131,290
Gecina SA	2,448	313,492
Genfit[a,b]	2,455	77,701
Groupe Eurotunnel SE Registered	42,628	488,470
Groupe Fnac SAb	2,141	122,783
Guerbet	1,302	106,578
Hermes International	2,425	822,746
ICADE	2,732	193,628
Iliad SA	2,448	612,019
Imerys SA	2,946	181,796
Ingenico Group SA	5,144	605,588
Ipsen SA	3,998	229,929
IPSOS	5,666	115,874
Jacquet Metal Service	6,472	87,538

SCHEDULES OF INVESTMENTS	79

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
JCDecaux SA	7,567	$297,056
Kering	6,823	1,144,707
Klepierre	19,850	857,000
Korian SA	4,240	143,096
L’Oreal SA	22,660	3,863,007
Lagardere SCA	10,985	311,303
Legrand SA	23,768	1,304,425
LVMH Moet Hennessy Louis Vuitton SE	25,582	4,102,323
Marie Brizard Wine & Spirits SAb	4,815	102,117
Mercialys SA	6,341	129,266
Mersen	5,924	85,959
Metropole Television SA	6,820	108,480
Natixis SA	83,619	408,517
Naturex[b]	1,557	121,268
Neopost SAa	3,658	87,277
Nexans SAb	4,250	162,357
Nexity SA	3,785	170,969
Numericable-SFR SAS	10,584	418,586
Orange SA	180,228	3,184,605
Orpea	3,997	315,592
Pernod Ricard SA	18,845	2,201,233
Peugeot SAb	41,363	611,378
Plastic Omnium SA	7,377	239,788
Publicis Groupe SA	17,001	1,016,743
Rallye SAa	4,828	73,660
Remy Cointreau SA	2,507	179,526
Renault SA	17,606	1,484,611
Rexel SA	24,116	284,563
Rubis SCA	4,348	324,063
Safran SA	28,292	1,826,392
Saft Groupe SA	5,258	137,115
Sanofi	107,672	8,918,569
Sartorius Stedim Biotech	520	189,224
Schneider Electric SE	50,312	2,673,552
SCOR SE	14,553	505,875
SEB SA	2,226	216,874
Seche Environnement SA	2,379	63,068
SES SA	30,195	786,263
Societe BIC SA	2,675	434,896
Societe Generale SA	65,584	2,496,554
Societe Television Francaise 1	12,975	145,169
Sodexo SA	8,325	812,167
Solocal Group[a,b]	10,112	68,057
Sopra Steria Group	1,829	198,006

Security	Shares	Value
STMicroelectronics NV	59,826	$389,444
Suez Environnement Co.	27,811	513,836
Technicolor SA Registered	35,528	251,802
Technip SA	8,644	400,693
Teleperformance	5,511	457,853
Thales SA	9,888	750,770
Total SA	196,501	8,700,568
UBISOFT Entertainment[b]	10,605	290,837
Unibail-Rodamco SE	8,875	2,227,940
Valeo SA	7,358	951,028
Veolia Environnement SA	42,836	1,028,753
Vicat SA	1,328	71,611
Vilmorin & Cie SA	1,020	72,038
Vinci SA	43,330	2,926,575
Virbac SA	512	93,849
Vivendi SA	103,451	2,242,141
Wendel SA	2,442	243,917
Zodiac Aerospace	19,097	398,193

		111,034,544
GERMANY — 5.89%
Aareal Bank AG	5,385	146,720
adidas AG	19,544	2,008,597
Allianz SE Registered	41,414	6,661,304
Alstria office REIT AG	15,735	195,800
Aurubis AG	3,594	145,989
Axel Springer SE	4,134	214,445
BASF SE	82,703	5,467,763
Bayer AG Registered	75,659	8,465,027
Bayerische Motoren Werke AG	30,217	2,506,498
BayWa AGa	3,413	99,693
Bechtle AG	2,418	211,431
Beiersdorf AG	9,026	830,941
Bertrandt AG	1,009	111,253
Bilfinger SEa	3,379	148,389
Brenntag AG	13,843	673,373
Carl Zeiss Meditec AG Bearer	4,762	140,283
comdirect bank AG	13,362	146,029
Commerzbank AGb	93,203	753,049
Continental AG	10,097	2,104,243
CTS Eventim AG & Co. KGaA	6,213	227,431
Daimler AG Registered	87,615	6,082,611
Deutsche Bank AG Registered	124,180	2,203,650
Deutsche Boerse AG	18,504	1,573,949
Deutsche Euroshop AG	5,126	218,563

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Deutsche Lufthansa AG Registered[b]	22,724	$331,084
Deutsche Post AG Registered	87,622	2,117,138
Deutsche Telekom AG Registered	296,441	5,137,034
Deutsche Wohnen AG Bearer	31,299	821,107
DEUTZ AG	19,601	63,288
Dialog Semiconductor PLC[a,b]	7,953	241,299
DMG Mori AG	5,227	208,249
Drillisch AGa	5,675	231,809
Duerr AG	3,228	216,767
E.ON SE	182,541	1,861,611
ElringKlinger AG	5,232	131,823
Evonik Industries AG	11,915	366,086
Fraport AG Frankfurt Airport Services Worldwide	3,398	205,129
Freenet AG	12,974	401,150
Fresenius Medical Care AG & Co. KGaA	20,580	1,818,675
Fresenius SE & Co. KGaA	36,124	2,382,020
GEA Group AG	16,674	696,876
Gerresheimer AG	3,536	249,196
Gerry Weber International AGa	5,204	69,402
Grand City Properties SA	11,911	245,393
GRENKELEASING AG	1,249	239,347
Hamborner REIT AG	26,741	257,638
Hamburger Hafen und Logistik AG	6,702	92,607
Hannover Rueck SE	6,164	644,298
HeidelbergCement AG	12,593	920,998
Heidelberger Druckmaschinen AGa,b	53,090	104,839
Henkel AG & Co. KGaA	9,319	855,595
HUGO BOSS AG	5,936	471,195
Indus Holding AG	3,936	178,642
Infineon Technologies AG	106,926	1,420,787
K+S AG Registered	17,287	363,072
Kabel Deutschland Holding AG	1,995	254,725
KION Group AG	6,742	330,216
Kloeckner & Co. SEa	16,770	144,605
Krones AG	1,841	197,293
KUKA AGa	3,047	232,835
KWS Saat SE	375	104,039
Lanxess AG	8,392	343,200
LEG Immobilien AG	5,989	482,789

Security	Shares	Value
LEONI AGa	4,066	$141,250
Linde AG	16,585	2,236,046
MAN SE	1,669	168,404
Merck KGaA	11,800	1,022,476
METRO AG	16,228	455,757
MorphoSys AGa,b	3,014	142,910
MTU Aero Engines AG	4,991	456,559
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	14,730	2,818,740
Nordex SEb	7,834	251,930
NORMA Group SE	4,191	208,831
Osram Licht AG	8,577	380,974
Pfeiffer Vacuum Technology AG	1,763	161,197
ProSiebenSat.1 Media SE Registered	21,056	1,045,883
QIAGEN NVb	21,342	483,108
Rational AG	458	204,104
Rheinmetall AG	4,409	312,962
RHOEN-KLINIKUM AG	5,727	165,457
RTL Group SAb	3,382	272,705
RWE AG	45,090	627,922
Salzgitter AG	5,050	107,538
SAP SE	90,039	7,130,658
SGL Carbon SEa,b	6,541	66,452
Siemens AG Registered	71,480	6,820,274
Software AG	6,014	202,056
STADA Arzneimittel AG	6,853	235,769
Suedzucker AG	8,199	123,406
Symrise AG	11,388	732,689
TAG Immobilien AG	15,187	177,888
Telefonica Deutschland Holding AG	53,451	263,909
ThyssenKrupp AG	34,486	531,187
United Internet AG Registered[d]	12,556	644,870
Volkswagen AG	3,337	435,462
Vonovia SE	42,506	1,288,281
Vossloh AGa,b	1,633	93,544
Wacker Chemie AG	1,585	115,011
Wirecard AGa	11,539	579,277
Zalando SEb,c	8,581	294,012

		98,170,385
GREECE — 0.09%
Alpha Bank AEb	126,840	251,162

SCHEDULES OF INVESTMENTS	81

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
FF Group	6,888	$107,698
Hellenic Telecommunications Organization SA	30,181	260,606
JUMBO SAb	14,483	152,639
Motor Oil Hellas Corinth Refineries SA	10,702	114,643
Mytilineos Holdings SA	28,140	97,436
OPAP SA	29,856	219,032
Public Power Corp. SA	23,888	89,951
Titan Cement Co. SA	7,846	150,269

		1,443,436
HONG KONG — 2.17%
AIA Group Ltd.	1,115,800	6,143,255
ASM Pacific Technology Ltd.[a]	28,100	202,549
Bank of East Asia Ltd. (The)[a]	132,200	384,734
BOC Hong Kong Holdings Ltd.	354,000	932,435
Brightoil Petroleum Holdings Ltd.[a]	330,000	96,250
Cafe de Coral Holdings Ltd.[a]	46,000	125,597
Cathay Pacific Airways Ltd.	124,000	194,057
Champion REIT[a]	270,000	126,278
Cheung Kong Infrastructure Holdings Ltd.	65,000	608,003
Cheung Kong Property Holdings Ltd.	248,888	1,331,927
China LNG Group Ltd.[a,b]	1,965,000	52,515
Chow Sang Sang Holdings International Ltd.[a]	59,000	87,937
CK Hutchison Holdings Ltd.	242,888	3,006,901
CLP Holdings Ltd.	172,500	1,442,884
Dah Sing Banking Group Ltd.[a]	92,800	144,753
Dah Sing Financial Holdings Ltd.	27,200	126,864
Esprit Holdings Ltd.[a]	193,050	198,436
FIH Mobile Ltd.[a]	297,000	105,705
First Pacific Co. Ltd./Hong Kong	259,000	178,039
G-Resources Group Ltd.	3,090,600	70,684
Galaxy Entertainment Group Ltd.	222,000	687,435
Giordano International Ltd.	214,000	85,239
Global Brands Group Holding Ltd.[b]	706,000	107,948
Great Eagle Holdings Ltd.	26,000	72,660
Guotai Junan International Holdings Ltd.[a]	361,000	95,087
Haitong International Securities Group Ltd.	172,000	84,421

Security	Shares	Value
Hang Lung Properties Ltd.	212,000	$388,434
Hang Seng Bank Ltd.	73,600	1,215,185
Henderson Land Development Co. Ltd.	111,044	599,247
HK Electric Investments & HK Electric Investments Ltd.[c]	319,000	249,204
HKT Trust & HKT Ltd.	259,600	340,892
Hong Kong & China Gas Co. Ltd.	643,833	1,126,709
Hong Kong Exchanges and Clearing Ltd.[a]	105,400	2,306,304
Hongkong Land Holdings Ltd.	50,700	317,889
Hopewell Holdings Ltd.	55,000	165,717
Hysan Development Co. Ltd.	51,000	196,586
Johnson Electric Holdings Ltd.	50,250	148,177
Kerry Logistics Network Ltd.[a]	85,000	116,859
Kerry Properties Ltd.	55,000	126,355
Kowloon Development Co. Ltd.[a]	92,000	74,708
Li & Fung Ltd.[a]	556,000	317,190
Link REIT	210,000	1,196,670
Luk Fook Holdings International Ltd.[a]	47,000	86,719
Macau Legend Development Ltd.[a,b]	327,000	42,015
Melco Crown Entertainment Ltd. ADR[a]	10,686	162,855
Melco International Development Ltd.[a]	94,000	113,049
MGM China Holdings Ltd.	96,400	115,068
Midland Holdings Ltd.[a,b]	266,000	88,178
MTR Corp. Ltd.	139,500	629,133
New World Development Co. Ltd.	479,666	388,276
Newocean Energy Holdings Ltd.[a]	176,000	59,022
NWS Holdings Ltd.	171,000	252,671
Orient Overseas International Ltd.[a]	25,000	92,511
Pacific Basin Shipping Ltd.	447,000	80,982
PCCW Ltd.	440,000	262,320
Power Assets Holdings Ltd.	130,500	1,185,472
Sa Sa International Holdings Ltd.[a]	236,000	64,285
Sands China Ltd.	228,400	786,488
Shangri-La Asia Ltd.	130,000	120,264
Shun Tak Holdings Ltd.[a]	232,000	77,504
Sino Land Co. Ltd.	318,000	403,688
SJM Holdings Ltd.[a]	204,000	133,416

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
SmarTone Telecommunications Holdings Ltd.[a]	55,000	$84,660
Sun Hung Kai Properties Ltd.	158,000	1,701,228
Swire Pacific Ltd. Class A	52,000	501,102
Swire Properties Ltd.	112,000	288,532
Techtronic Industries Co. Ltd.	137,500	517,645
Television Broadcasts Ltd.	3,700	12,860
Texwinca Holdings Ltd.	124,000	119,493
Town Health International Medical Group Ltd.[a]	488,000	90,291
Trinity Ltd.[a]	578,000	68,325
Value Partners Group Ltd.[a]	105,000	93,899
VTech Holdings Ltd.[a]	17,800	178,163
WH Group Ltd.[b,c]	562,000	319,168
Wharf Holdings Ltd. (The)	125,000	578,194
Wheelock & Co. Ltd.	85,000	322,729
Wynn Macau Ltd.[a]	166,400	178,526
Xinyi Glass Holdings Ltd.[a]	266,000	133,977
Yue Yuen Industrial Holdings Ltd.	75,500	259,497

		36,170,924
HUNGARY — 0.06%
Magyar Telekom Telecommunications PLC[b]	64,948	89,514
MOL Hungarian Oil & Gas PLC	2,915	141,428
OTP Bank PLC	21,327	452,341
Richter Gedeon Nyrt	14,451	281,606

		964,889
INDIA — 1.85%
Adani Enterprises Ltd.	58,165	62,426
Adani Ports & Special Economic Zone Ltd.	87,252	272,833
Adani Power Ltd.[b]	220,216	93,112
Adani Transmissions Ltd.[b]	113,471	61,435
AIA Engineering Ltd.	7,120	86,213
Ambuja Cements Ltd.	81,794	235,401
Apollo Hospitals Enterprise Ltd.	9,884	214,491
Ashok Leyland Ltd.	137,941	182,086
Asian Paints Ltd.	31,637	405,451
Astral Polytechnik Ltd.	11,743	73,120
Aurobindo Pharma Ltd.	29,001	356,437
Bajaj Auto Ltd.	9,245	318,977
Balkrishna Industries Ltd.	8,130	72,889
Bharat Forge Ltd.	12,466	153,085
Bharat Heavy Electricals Ltd.	59,230	121,030
Bharat Petroleum Corp. Ltd.	20,514	269,929

Security	Shares	Value
Bharti Airtel Ltd.	114,280	$488,082
Bharti Infratel Ltd.	50,479	268,616
Bosch Ltd.	783	201,824
Cipla Ltd.	35,628	307,111
Coal India Ltd.	71,568	337,346
Container Corp. of India Ltd.	6,062	105,995
Cyient Ltd.	15,726	101,523
Dabur India Ltd.	61,764	228,075
DCB Bank Ltd.[b]	89,416	103,146
Divi’s Laboratories Ltd.	11,418	191,925
Dr. Reddy’s Laboratories Ltd.	11,508	526,492
Eicher Motors Ltd.	1,299	316,659
FDC Ltd./India	31,386	90,536
Federal Bank Ltd.	190,871	129,773
Finolex Cables Ltd.	29,284	100,134
GAIL (India) Ltd.	42,308	229,748
Gateway Distriparks Ltd.	26,768	119,234
Gillette India Ltd.	1,455	96,083
Glenmark Pharmaceuticals Ltd.	15,259	173,401
Godrej Consumer Products Ltd.	13,306	240,126
Havells India Ltd.	31,421	137,345
HCL Technologies Ltd.	54,124	690,330
Hero Motocorp Ltd.	5,728	216,508
Hindalco Industries Ltd.	128,121	133,071
Hindustan Unilever Ltd.	72,166	868,512
Housing Development Finance Corp. Ltd.	142,210	2,472,215
ICICI Bank Ltd.	117,065	396,928
Idea Cellular Ltd.	114,258	173,632
Indiabulls Housing Finance Ltd.	30,897	321,795
Info Edge India Ltd.	11,000	128,665
Infosys Ltd.	170,574	2,927,357
ITC Ltd.	209,384	987,732
Jammu & Kashmir Bank Ltd. (The)	64,374	67,762
JSW Steel Ltd.	11,670	181,736
Jubilant Foodworks Ltd.	3,969	74,386
Karur Vysya Bank Ltd. (The)	21,327	140,839
Larsen & Toubro Ltd.	30,327	492,206
LIC Housing Finance Ltd.	34,862	244,423
Lupin Ltd.	21,713	547,243
Mahindra & Mahindra Financial Services Ltd.	40,674	124,549
Mahindra & Mahindra Ltd.	36,182	657,382
Marico Ltd.	57,405	187,453

SCHEDULES OF INVESTMENTS	83

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Maruti Suzuki India Ltd.	10,503	$633,770
MindTree Ltd.	7,021	152,263
Motherson Sumi Systems Ltd.	39,620	155,351
NCC Ltd./India	64,544	61,237
Nestle India Ltd.	2,803	226,627
NTPC Ltd.	126,454	265,381
Oil & Natural Gas Corp. Ltd.	74,514	248,371
Page Industries Ltd.	731	130,345
PC Jeweller Ltd.	12,047	73,628
Piramal Enterprises Ltd.	9,055	132,542
Power Finance Corp. Ltd.	33,011	85,157
Reliance Communications Ltd.[b]	115,530	105,782
Reliance Industries Ltd.	121,268	1,849,816
Reliance Infrastructure Ltd.	16,499	114,535
Risa International Ltd.[b]	11,693	458
Rural Electrification Corp. Ltd.	35,985	102,212
Sadbhav Engineering Ltd.	23,435	106,684
Shree Cement Ltd.	1,090	169,411
Shriram Transport Finance Co. Ltd.	18,002	223,906
Siemens Ltd.	10,064	151,351
SRF Ltd.	4,690	80,603
State Bank of Bikaner & Jaipur	15,431	120,965
State Bank of India	152,024	402,919
Strides Shasun Ltd.	6,107	105,077
Sun Pharmaceuticals Industries Ltd.	90,534	1,164,328
Symphony Ltd.	2,115	68,813
Tata Consultancy Services Ltd.	44,246	1,558,771
Tata Global Beverages Ltd.	84,695	157,842
Tata Motors Ltd.[b]	80,585	399,972
Tata Motors Ltd. Class Ab	39,387	154,032
Tata Power Co. Ltd.	169,166	149,783
Tata Steel Ltd.	36,496	134,257
Tech Mahindra Ltd.	26,745	197,561
Ultratech Cement Ltd.	4,848	202,848
United Breweries Ltd.	9,969	113,485
United Spirits Ltd.[b]	6,147	225,355
UPL Ltd.	31,413	202,308
Vedanta Ltd.	87,322	92,304
Wipro Ltd.	60,071	498,073
Zee Entertainment Enterprises Ltd.	62,798	388,616

		30,913,552

Security	Shares	Value
INDONESIA — 0.56%
Adaro Energy Tbk PT	2,107,600	$80,326
Astra Agro Lestari Tbk PT	56,600	70,159
Astra International Tbk PT	1,902,900	891,013
Bank Central Asia Tbk PT	1,180,300	1,122,463
Bank Danamon Indonesia Tbk PT	391,500	115,390
Bank Mandiri Persero Tbk PT	961,100	669,805
Bank Negara Indonesia Persero Tbk PT	777,400	277,099
Bank Rakyat Indonesia Persero Tbk PT	1,077,700	878,198
Bank Tabungan Negara Persero Tbk PT	956,393	94,771
Bumi Serpong Damai Tbk PT	1,225,900	153,961
Ciputra Development Tbk PT	1,555,090	143,373
Global Mediacom Tbk PT	1,052,600	61,131
Gudang Garam Tbk PT	55,900	236,789
Hanjaya Mandala Sampoerna Tbk PT	37,800	284,015
Indocement Tunggal Prakarsa Tbk PT	156,800	224,244
Indofood CBP Sukses Makmur Tbk PT	154,500	162,071
Indofood Sukses Makmur Tbk PT	494,500	222,570
Japfa Comfeed Indonesia Tbk PTb	1,271,300	67,833
Jasa Marga Persero Tbk PT	340,700	142,216
Kalbe Farma Tbk PT	2,255,200	218,562
Lippo Karawaci Tbk PT	1,625,300	124,479
Matahari Department Store Tbk PT	216,100	251,005
Media Nusantara Citra Tbk PT	652,800	56,394
Mitra Adiperkasa Tbk PTb	202,400	55,026
Perusahaan Gas Negara Persero Tbk	1,136,800	198,476
Semen Indonesia Persero Tbk PT	307,000	246,269
Summarecon Agung Tbk PT	1,369,900	143,703
Surya Citra Media Tbk PT	681,400	133,559
Tambang Batubara Bukit Asam Persero Tbk PT	164,700	53,206
Telekomunikasi Indonesia Persero Tbk PT	4,728,900	1,146,608

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Tower Bersama Infrastructure Tbk PTb	236,500	$108,163
Unilever Indonesia Tbk PT	146,700	390,845
United Tractors Tbk PT	163,700	206,779
XL Axiata Tbk PTb	407,900	108,823

		9,339,324
IRELAND — 0.37%
Bank of Ireland[b]	2,482,186	816,498
C&C Group PLC	22,630	87,663
CRH PLC	75,078	1,972,462
Glanbia PLC	15,143	286,828
Hibernia REIT PLC	105,930	148,320
Irish Continental Group PLC	30,713	174,141
Kerry Group PLC Class A	14,145	1,152,511
Kingspan Group PLC	15,171	389,628
Origin Enterprises PLC	18,300	133,799
Paddy Power PLC	3,706	551,586
Smurfit Kappa Group PLC	20,629	446,432

		6,159,868
ISRAEL — 0.58%
Azrieli Group Ltd.	5,227	184,335
Bank Hapoalim BM	106,679	492,180
Bank Leumi le-Israel BMb	133,896	439,702
Bezeq The Israeli Telecommunication Corp. Ltd.	202,786	434,778
Check Point Software Technologies Ltd.[a,b]	6,502	512,423
Delek Group Ltd.	640	108,628
Elbit Systems Ltd.	2,944	250,813
Frutarom Industries Ltd.	5,061	255,247
Gazit-Globe Ltd.	16,673	130,622
Israel Chemicals Ltd.	56,772	227,194
Israel Corp. Ltd. (The)	524	86,886
Israel Discount Bank Ltd. Class Ab	130,178	212,397
Mizrahi Tefahot Bank Ltd.	17,448	194,742
NICE-Systems Ltd.	5,952	348,334
Oil Refineries Ltd.[a,b]	263,540	108,930
Osem Investments Ltd.	5,884	98,026
Paz Oil Co. Ltd.	1,086	168,845
Strauss Group Ltd.	8,180	113,116
Teva Pharmaceutical Industries Ltd.	84,703	5,128,454
Tower Semiconductor Ltd.[b]	9,316	114,794

		9,610,446

Security	Shares	Value
ITALY — 1.69%
A2A SpA	186,175	$221,797
Anima Holding SpA[c]	25,918	189,301
Ansaldo STS SpA	12,131	129,426
Assicurazioni Generali SpA	105,073	1,567,843
Atlantia SpA	38,018	990,588
Autogrill SpA[b]	18,234	153,993
Azimut Holding SpA	8,323	174,264
Banca Generali SpA	7,278	197,351
Banca Mediolanum SpA	31,467	209,741
Banca Monte dei Paschi di Siena SpA[a,b]	242,809	174,191
Banca Popolare dell’Emilia Romagna SC	47,008	279,757
Banca Popolare di Milano Scarl	373,595	303,590
Banca Popolare di Sondrio Scarl	55,343	210,432
Banco Popolare SCb	25,142	231,786
Beni Stabili SpA SIIQ	193,074	129,528
Brembo SpA	4,507	183,953
Buzzi Unicem SpA[a]	12,036	181,158
CIR-Compagnie Industriali Riunite SpA[b]	86,770	83,374
CNH Industrial NV	86,793	538,599
Credito Emiliano SpA	13,497	89,671
Credito Valtellinese SCb	140,897	130,275
Danieli & C Officine Meccaniche SpA	4,941	95,380
Davide Campari-Milano SpA	35,074	306,081
De’ Longhi SpA	6,796	161,412
DiaSorin SpA	3,299	173,130
Ei Towers SpA	1,558	90,276
Enel Green Power SpA	181,049	352,627
Enel SpA	640,621	2,611,916
Eni SpA	226,479	3,254,417
ERG SpA	9,862	122,718
EXOR SpA	9,607	311,130
Ferrari NVa,b	12,495	494,840
FinecoBank Banca Fineco SpA	30,853	237,364
Finmeccanica SpA[b]	31,881	377,050
Hera SpA	88,124	246,015
Interpump Group SpA	12,899	163,022
Intesa Sanpaolo SpA	1,174,014	3,325,754
Italcementi SpA	18,492	206,896
Luxottica Group SpA	16,607	1,034,150
Mediaset SpA	79,064	263,840

SCHEDULES OF INVESTMENTS	85

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Mediobanca SpA	54,075	$430,940
Moncler SpA	15,617	229,649
Piaggio & C SpA[a]	46,225	96,534
Prysmian SpA	20,471	417,983
Recordati SpA	12,070	297,776
Saipem SpA[a,b]	23,066	14,239
Salvatore Ferragamo SpA	5,573	125,369
Snam SpA	196,224	1,096,654
Societa Cattolica di Assicurazioni Scrl	18,099	127,492
Societa Iniziative Autostradali e Servizi SpA	10,110	95,611
Telecom Italia SpA[a,b]	1,062,522	1,174,995
Tenaris SA	39,295	403,081
Terna Rete Elettrica Nazionale SpA	145,047	774,382
Tod’s SpA[a]	1,463	114,929
UniCredit SpA	431,499	1,656,573
Unione di Banche Italiane SpA	81,970	381,568
Unipol Gruppo Finanziario SpA	43,053	175,161
UnipolSai SpA	100,970	212,828
Yoox Net-A-Porter Group SpA[b]	5,636	192,710

		28,217,110
JAPAN — 17.62%
77 Bank Ltd. (The)	36,000	164,441
ABC-Mart Inc.	2,700	144,963
Accordia Golf Co. Ltd.	11,600	106,164
Acom Co. Ltd.[b]	46,400	206,963
Activia Properties Inc.	55	245,323
Adastria Co. Ltd.	2,000	118,449
ADEKA Corp.	11,600	155,318
Advance Residence Investment Corp.	122	262,512
Advantest Corp.[a]	16,700	152,426
Aeon Co. Ltd.	62,500	824,454
Aeon Delight Co. Ltd.	4,400	143,559
AEON Financial Service Co. Ltd.	11,100	250,854
Aeon Mall Co. Ltd.	11,300	170,062
Aica Kogyo Co. Ltd.	8,000	150,332
Aichi Bank Ltd. (The)	3,100	146,979
Aiful Corp.[a,b]	37,800	116,461
Air Water Inc.	15,000	234,915
Aisin Seiki Co. Ltd.	18,000	750,836
Ajinomoto Co. Inc.	52,000	1,218,337
Alfresa Holdings Corp.	19,700	360,918

Security	Shares	Value
Alps Electric Co. Ltd.	17,300	$334,097
Amada Holdings Co. Ltd.	34,300	317,600
Amano Corp.	11,300	146,634
ANA Holdings Inc.	119,000	345,013
Anritsu Corp.	19,500	119,031
Aoyama Trading Co. Ltd.	4,800	188,130
Aozora Bank Ltd.	94,000	311,353
Arcs Co. Ltd.	7,000	139,867
Ariake Japan Co. Ltd.	3,500	193,698
Asahi Diamond Industrial Co. Ltd.	14,000	136,456
Asahi Glass Co. Ltd.	83,000	498,418
Asahi Group Holdings Ltd.	35,100	1,112,449
Asahi Intecc Co. Ltd.	6,000	272,085
Asahi Kasei Corp.	116,000	741,426
Asatsu-DK Inc.	5,800	124,465
ASICS Corp.	15,800	288,554
Astellas Pharma Inc.	192,500	2,623,591
Avex Group Holdings Inc.	8,800	97,838
Awa Bank Ltd. (The)	32,000	174,187
Azbil Corp.	6,400	146,434
Bandai Namco Holdings Inc.	16,600	372,957
Bank of Kyoto Ltd. (The)	33,000	251,320
Bank of Nagoya Ltd. (The)	37,000	126,527
Bank of Yokohama Ltd. (The)	104,000	545,664
Benesse Holdings Inc.	5,600	154,727
BIC Camera Inc.	10,000	88,878
Bridgestone Corp.	58,300	2,088,042
Brother Industries Ltd.	20,000	198,075
Calbee Inc.	7,600	310,428
Calsonic Kansei Corp.	21,000	180,746
Canon Electronics Inc.	7,100	101,868
Canon Inc.	92,800	2,561,744
Canon Marketing Japan Inc.	4,900	87,343
Capcom Co. Ltd.	6,000	131,434
Casio Computer Co. Ltd.	20,000	381,283
Central Glass Co. Ltd.	24,000	127,270
Central Japan Railway Co.	13,300	2,428,419
Century Tokyo Leasing Corp.	5,000	181,721
Chiba Bank Ltd. (The)	63,000	383,521
Chiyoda Co. Ltd.	5,900	162,041
Chiyoda Corp.	16,000	115,244
Chubu Electric Power Co. Inc.	60,000	760,005
Chugai Pharmaceutical Co. Ltd.	22,000	664,189
Chugoku Bank Ltd. (The)	16,000	187,403

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Chugoku Electric Power Co. Inc. (The)	27,400	$360,988
Ci:z Holdings Co. Ltd.[a]	4,500	75,307
Citizen Holdings Co. Ltd.	23,300	139,917
Coca-Cola East Japan Co. Ltd.	6,400	102,134
Coca-Cola West Co. Ltd.	7,900	172,075
Cocokara fine Inc.	3,000	122,537
COLOPL Inc.	5,600	106,250
Colowide Co. Ltd.[a]	8,900	123,063
COMSYS Holdings Corp.	10,800	155,222
Cosmo Energy Holdings Co. Ltd.[b]	8,500	92,397
Cosmos Pharmaceutical Corp.[a]	1,100	164,366
Credit Saison Co. Ltd.	14,300	263,522
CyberAgent Inc.	5,100	235,906
Dai Nippon Printing Co. Ltd.	41,000	377,268
Dai-ichi Life Insurance Co. Ltd. (The)	99,100	1,337,132
Daicel Corp.	28,000	404,510
Daido Steel Co. Ltd.	31,000	127,262
Daifuku Co. Ltd.	12,400	203,210
Daihatsu Motor Co. Ltd.	16,300	250,427
Daiichi Sankyo Co. Ltd.	60,500	1,240,084
Daiichikosho Co. Ltd.	5,300	211,667
Daikin Industries Ltd.	21,900	1,448,965
Daikyo Inc.	51,000	81,303
Daio Paper Corp.[a]	9,900	86,926
Daiseki Co. Ltd.	10,500	160,885
Daishi Bank Ltd. (The)	46,000	172,502
Daito Trust Construction Co. Ltd.	6,800	855,441
Daiwa House Industry Co. Ltd.	57,500	1,595,837
Daiwa House Residential Investment Corp.	85	173,419
Daiwa Office Investment Corp.	33	187,536
Daiwa Securities Group Inc.	136,000	843,084
DCM Holdings Co. Ltd.	14,200	101,575
Dena Co. Ltd.	10,500	149,436
Denka Co. Ltd.	45,000	195,886
Denso Corp.	43,500	1,854,045
Dentsu Inc.	20,400	1,063,264
DIC Corp.	79,000	199,678
Disco Corp.	2,800	261,347
DMG Mori Co. Ltd.	11,000	104,217
Don Quijote Holdings Co. Ltd.	11,500	382,336
Doutor Nichires Holdings Co. Ltd.	5,200	78,559

Security	Shares	Value
Dowa Holdings Co. Ltd.	23,000	$153,314
Duskin Co. Ltd.	6,900	121,626
Dydo Drinco Inc.	2,400	107,843
Earth Chemical Co. Ltd.	4,100	155,276
East Japan Railway Co.	30,500	2,768,719
Ebara Corp.	43,000	187,180
Eisai Co. Ltd.	23,600	1,401,594
Electric Power Development Co. Ltd.	13,900	462,702
Exedy Corp.	5,000	115,021
Ezaki Glico Co. Ltd.	4,100	221,484
FamilyMart Co. Ltd.	6,000	277,537
Fancl Corp.	6,300	82,064
FANUC Corp.	17,900	2,337,579
Fast Retailing Co. Ltd.	4,900	1,555,421
FCC Co. Ltd.	6,600	143,814
Frontier Real Estate Investment Corp.	47	189,840
Fuji Co. Ltd./Ehime	6,900	128,693
Fuji Electric Co. Ltd.	55,000	187,626
Fuji Heavy Industries Ltd.	54,100	2,169,988
Fuji Machine Manufacturing Co. Ltd.	13,400	126,734
Fuji Seal International Inc.	3,600	107,199
Fuji Soft Inc.	6,100	135,640
FUJIFILM Holdings Corp.	41,900	1,591,345
Fujikura Ltd.	31,000	149,027
Fujitsu Ltd.	172,000	706,526
Fukuoka Financial Group Inc.	71,000	295,577
Furukawa Electric Co. Ltd.	79,000	160,525
Fuyo General Lease Co. Ltd.	2,700	131,359
Global One Real Estate Investment Corp.	39	136,749
Glory Ltd.	6,600	207,434
GLP J-REIT	223	215,697
GMO Internet Inc.	10,600	129,058
Gree Inc.	22,100	96,202
GS Yuasa Corp.	39,000	134,011
GungHo Online Entertainment Inc.[a,b]	40,500	106,381
Gunma Bank Ltd. (The)	34,000	185,355
Gunze Ltd.	55,000	153,100
Hachijuni Bank Ltd. (The)	37,000	203,544
Hakuhodo DY Holdings Inc.	25,100	263,305
Hamamatsu Photonics KK	13,800	337,519

SCHEDULES OF INVESTMENTS	87

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Hankyu Hanshin Holdings Inc.	103,000	$633,833
Hanwa Co. Ltd.	37,000	152,505
Haseko Corp.	28,200	290,001
Hazama Ando Corp.	27,000	129,575
Heiwa Corp.	5,800	111,626
Heiwa Real Estate Co. Ltd.	14,900	151,874
Heiwa Real Estate REIT Inc.	230	157,684
Hikari Tsushin Inc.	1,800	117,309
Hino Motors Ltd.	23,100	257,207
Hirose Electric Co. Ltd.	2,800	312,229
Hiroshima Bank Ltd. (The)	53,000	260,480
HIS Co. Ltd.	4,400	128,658
Hisamitsu Pharmaceutical Co. Inc.	6,100	270,574
Hitachi Capital Corp.	5,200	126,064
Hitachi Chemical Co. Ltd.	9,200	158,444
Hitachi Construction Machinery Co. Ltd.	9,100	130,188
Hitachi High-Technologies Corp.	6,700	186,780
Hitachi Ltd.	427,000	2,068,251
Hitachi Metals Ltd.	20,000	220,212
Hitachi Zosen Corp.	22,200	111,491
Hogy Medical Co. Ltd.	2,600	127,568
Hokkaido Electric Power Co. Inc.[b]	21,900	201,155
Hokkoku Bank Ltd. (The)	46,000	127,287
Hokuetsu Kishu Paper Co. Ltd.	22,500	134,928
Hokuhoku Financial Group Inc.	111,000	202,627
Hokuriku Electric Power Co.	16,100	224,880
Hokuto Corp.	7,400	140,463
Honda Motor Co. Ltd.	146,000	4,029,125
HORIBA Ltd.	4,000	140,255
Hoshizaki Electric Co. Ltd.	4,100	282,782
House Foods Group Inc.	6,600	129,585
Hoya Corp.	38,200	1,451,452
Hulic Co. Ltd.	29,000	245,769
Hyakugo Bank Ltd. (The)	30,000	124,644
Hyakujushi Bank Ltd. (The)	42,000	133,912
Ibiden Co. Ltd.[a]	10,300	142,846
IBJ Leasing Co. Ltd.	6,300	119,271
Idemitsu Kosan Co. Ltd.	6,100	89,939
IHI Corp.	135,000	283,236
Iida Group Holdings Co. Ltd.	14,800	259,289
Inaba Denki Sangyo Co. Ltd.	5,100	156,709
Industrial & Infrastructure Fund Investment Corp.	42	194,970

Security	Shares	Value
INPEX Corp.	81,100	$705,727
Internet Initiative Japan Inc.	5,600	104,446
Invincible Investment Corp.	314	190,374
Isetan Mitsukoshi Holdings Ltd.	32,900	411,165
Isuzu Motors Ltd.	52,700	523,235
IT Holdings Corp.	9,000	195,366
Ito EN Ltd.[a]	7,200	191,500
ITOCHU Corp.	141,600	1,634,543
Itochu Techno-Solutions Corp.	4,900	78,358
Itoham Foods Inc.	18,000	102,441
Iwatani Corp.[a]	17,000	86,359
Iyo Bank Ltd. (The)	24,000	199,827
Izumi Co. Ltd.	4,200	161,145
J Front Retailing Co. Ltd.	24,400	331,541
Jaccs Co. Ltd.	27,000	89,877
Jafco Co. Ltd.	4,500	142,919
Japan Airlines Co. Ltd.	12,100	447,360
Japan Airport Terminal Co. Ltd.[a]	4,600	180,482
Japan Aviation Electronics Industry Ltd.	8,000	79,098
Japan Display Inc.[a,b]	36,400	82,683
Japan Excellent Inc.	145	160,373
Japan Exchange Group Inc.	53,700	747,848
Japan Hotel REIT Investment Corp.	352	264,876
Japan Logistics Fund Inc.	94	186,036
Japan Petroleum Exploration Co. Ltd.	2,500	63,705
Japan Post Bank Co. Ltd.[b]	28,000	340,445
Japan Post Holdings Co. Ltd.[b]	37,500	494,053
Japan Prime Realty Investment Corp.	79	282,224
Japan Real Estate Investment Corp.	122	642,927
Japan Rental Housing Investments Inc.	229	154,161
Japan Retail Fund Investment Corp.	224	471,258
Japan Securities Finance Co. Ltd.	31,400	142,132
Japan Steel Works Ltd. (The)	43,000	134,969
Japan Tobacco Inc.	101,000	3,888,498
JFE Holdings Inc.	44,500	590,319
JGC Corp.	18,000	280,263
Joyo Bank Ltd. (The)	55,000	219,882

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
JSR Corp.	16,000	$228,373
JTEKT Corp.	19,800	311,887
Juroku Bank Ltd. (The)	37,000	130,806
JVC Kenwood Corp.	31,200	71,902
JX Holdings Inc.	197,400	743,521
K’s Holdings Corp.	5,200	175,030
Kadokawa Dwango[b]	7,518	110,163
Kagome Co. Ltd.	7,900	135,207
Kajima Corp.	85,000	474,621
Kakaku.com Inc.	15,900	303,120
Kaken Pharmaceutical Co. Ltd.	3,600	234,023
Kamigumi Co. Ltd.	22,000	195,168
Kanamoto Co. Ltd.	4,200	101,232
Kaneka Corp.	30,000	282,245
Kanematsu Corp.	86,000	134,969
Kansai Electric Power Co. Inc. (The)[b]	67,200	719,098
Kansai Paint Co. Ltd.	23,000	315,938
Kao Corp.	46,200	2,440,416
Kawasaki Heavy Industries Ltd.	129,000	391,054
Kawasaki Kisen Kaisha Ltd.	77,000	136,109
KDDI Corp.	161,100	4,002,716
Keihan Electric Railway Co. Ltd.	51,000	315,946
Keihin Corp.	7,000	108,124
Keikyu Corp.	41,000	335,613
Keio Corp.	57,000	499,542
Keisei Electric Railway Co. Ltd.	28,000	366,811
Keiyo Bank Ltd. (The)	30,000	128,113
Kenedix Inc.	32,200	129,263
Kenedix Office Investment Corp.	47	236,427
Kewpie Corp.	10,200	220,151
Keyence Corp.	4,200	1,939,983
Kikkoman Corp.	15,000	490,646
Kinden Corp.	13,000	159,030
Kintetsu Group Holdings Co. Ltd.	174,000	709,999
Kirin Holdings Co. Ltd.	74,900	1,048,346
Kisoji Co. Ltd.	13,500	238,967
Kissei Pharmaceutical Co. Ltd.	4,200	94,605
Kiyo Bank Ltd. (The)	11,900	150,980
Kobayashi Pharmaceutical Co. Ltd.	2,900	243,613
Kobe Steel Ltd.	270,000	256,474
Koito Manufacturing Co. Ltd.	10,800	489,753
Kokuyo Co. Ltd.	13,400	142,008
Komatsu Ltd.	80,900	1,183,112

Security	Shares	Value
Komeri Co. Ltd.	4,600	$90,355
Konami Holdings Corp.	10,400	237,611
Konica Minolta Inc.	38,900	321,636
Kose Corp.	3,500	319,167
Kubota Corp.	104,000	1,502,466
Kuraray Co. Ltd.	30,200	359,212
Kureha Corp.	26,000	90,629
Kurita Water Industries Ltd.	9,900	208,115
KYB Corp.	38,000	107,661
Kyocera Corp.	28,600	1,172,207
KYORIN Holdings Inc.	6,600	120,426
Kyowa Exeo Corp.	10,600	107,256
Kyowa Hakko Kirin Co. Ltd.	24,000	342,163
Kyushu Electric Power Co. Inc.[b]	42,400	450,740
Kyushu Financial Group Inc.[b]	38,000	233,527
Laox Co. Ltd.[a,b]	36,000	54,120
Lawson Inc.	6,600	514,633
Leopalace21 Corp.[b]	29,400	160,278
Lintec Corp.	4,700	93,950
Lion Corp.	28,000	256,259
LIXIL Group Corp.	24,400	507,892
M3 Inc.	20,200	455,174
Mabuchi Motor Co. Ltd.	5,400	284,574
Makino Milling Machine Co. Ltd.	18,000	115,971
Makita Corp.	11,500	635,485
Mandom Corp.	3,200	129,914
Marubeni Corp.	128,500	605,642
Maruha Nichiro Corp.	7,800	146,767
Marui Group Co. Ltd.	23,800	371,946
Maruichi Steel Tube Ltd.	5,200	144,963
Matsui Securities Co. Ltd.	14,900	127,382
Matsumotokiyoshi Holdings Co. Ltd.	4,400	202,800
Mazda Motor Corp.	49,900	885,559
MCUBS MidCity Investment Corp.	50	146,822
Medipal Holdings Corp.	15,900	254,132
Megachips Corp.[a]	22,700	195,190
MEGMILK SNOW BRAND Co. Ltd.	5,700	146,896
Meidensha Corp.	40,000	152,645
MEIJI Holdings Co. Ltd.	12,000	990,212
Meitec Corp.	4,700	156,453
Minebea Co. Ltd.	31,000	236,600
Miraca Holdings Inc.	5,700	231,644

SCHEDULES OF INVESTMENTS	89

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
MIRAIT Holdings Corp.	11,300	$86,991
Misawa Homes Co. Ltd.	21,600	148,086
MISUMI Group Inc.	27,100	324,802
Mitsubishi Chemical Holdings Corp.	121,500	664,680
Mitsubishi Corp.	119,000	1,872,998
Mitsubishi Electric Corp.	176,000	1,598,414
Mitsubishi Estate Co. Ltd.	114,000	2,229,340
Mitsubishi Gas Chemical Co. Inc.	31,000	145,955
Mitsubishi Heavy Industries Ltd.	270,000	1,040,615
Mitsubishi Logistics Corp.	12,000	161,764
Mitsubishi Materials Corp.	90,000	272,829
Mitsubishi Motors Corp.	56,100	445,779
Mitsubishi Tanabe Pharma Corp.	20,700	335,126
Mitsubishi UFJ Financial Group Inc.	1,153,600	5,806,830
Mitsubishi UFJ Lease & Finance Co. Ltd.	44,110	215,331
Mitsui & Co. Ltd.	143,300	1,604,453
Mitsui Chemicals Inc.	83,000	355,817
Mitsui Engineering & Shipbuilding Co. Ltd.	79,000	108,322
Mitsui Fudosan Co. Ltd.	86,000	1,991,145
Mitsui Mining & Smelting Co. Ltd.	67,000	104,043
Mitsui OSK Lines Ltd.	87,000	169,595
Mitsumi Electric Co. Ltd.	15,800	73,998
Miura Co. Ltd.	12,400	163,059
Mixi Inc.	4,500	141,618
Mizuho Financial Group Inc.	2,111,400	3,589,197
MonotaRO Co. Ltd.	8,200	185,586
Mori Hills REIT Investment Corp.	135	169,607
MORI TRUST Sogo REIT Inc.	100	165,283
Morinaga & Co. Ltd./Japan	27,000	146,525
Morinaga Milk Industry Co. Ltd.	26,000	117,259
MOS Food Services Inc.	6,500	179,057
MS&AD Insurance Group Holdings Inc.	47,100	1,254,677
Murata Manufacturing Co. Ltd.	18,800	2,126,676
Musashi Seimitsu Industry Co. Ltd.	6,700	132,821
Musashino Bank Ltd. (The)	5,200	161,500
Nabtesco Corp.	12,900	218,969
Nachi-Fujikoshi Corp.	29,000	109,231
Nagase & Co. Ltd.	8,400	98,803
Nagoya Railroad Co. Ltd.	77,000	347,268

Security	Shares	Value
Nankai Electric Railway Co. Ltd.	56,000	$327,031
Nanto Bank Ltd. (The)	43,000	123,603
NEC Corp.	234,000	610,779
NEC Networks & System Integration Corp.	5,800	94,810
NET One Systems Co. Ltd.	23,800	132,501
Nexon Co. Ltd.	13,600	217,708
NGK Insulators Ltd.	25,000	510,676
NGK Spark Plug Co. Ltd.	16,900	390,864
NH Foods Ltd.	15,000	287,573
NHK Spring Co. Ltd.	14,300	138,435
Nichi-Iko Pharmaceutical Co. Ltd.	7,600	171,818
Nichias Corp.	24,000	145,310
Nichii Gakkan Co.[a]	13,200	93,441
Nichirei Corp.	26,000	190,493
Nidec Corp.	20,600	1,378,608
Nifco Inc./Japan	5,000	238,715
Nihon Kohden Corp.	9,000	199,083
Nikkon Holdings Co. Ltd.	9,700	172,423
Nikon Corp.	30,600	445,105
Nintendo Co. Ltd.	9,800	1,348,193
Nippon Accommodations Fund Inc.	51	181,564
Nippon Building Fund Inc.	132	678,181
Nippon Electric Glass Co. Ltd.	35,000	178,375
Nippon Express Co. Ltd.	77,000	354,900
Nippon Flour Mills Co. Ltd.	25,000	180,069
Nippon Kayaku Co. Ltd.	15,000	158,469
Nippon Light Metal Holdings Co. Ltd.	69,900	118,939
Nippon Paint Holdings Co. Ltd.	14,600	272,789
Nippon Paper Industries Co. Ltd.	9,000	142,956
Nippon Prologis REIT Inc.	140	247,239
Nippon Sheet Glass Co. Ltd.[a,b]	148,000	107,579
Nippon Shinyaku Co. Ltd.	5,000	172,222
Nippon Shokubai Co. Ltd.	2,700	173,510
Nippon Soda Co. Ltd.	18,000	95,304
Nippon Steel & Sumitomo Metal Corp.	66,800	1,173,062
Nippon Suisan Kaisha Ltd.	26,300	135,774
Nippon Telegraph & Telephone Corp.	69,200	2,873,973
Nippon Yusen KK	123,000	260,092
Nipro Corp.	16,300	159,681
Nishi-Nippon City Bank Ltd. (The)	64,000	141,147

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Nishimatsu Construction Co. Ltd.	34,000	$121,885
Nishimatsuya Chain Co. Ltd.	13,100	111,453
Nissan Chemical Industries Ltd.	12,800	290,859
Nissan Motor Co. Ltd.	220,600	2,150,151
Nissan Shatai Co. Ltd.	9,600	91,429
Nisshin OilliO Group Ltd. (The)	34,000	140,701
Nisshin Seifun Group Inc.	23,600	376,033
Nisshin Steel Co. Ltd.	10,100	94,021
Nisshinbo Holdings Inc.	13,300	131,830
Nissin Foods Holdings Co. Ltd.	6,000	302,317
Nissin Kogyo Co. Ltd.	6,600	91,042
Nitori Holdings Co. Ltd.	7,600	605,790
Nitto Boseki Co. Ltd.	26,000	77,099
Nitto Denko Corp.	15,600	878,929
Nitto Kogyo Corp.	6,800	110,651
NOF Corp.	20,000	139,925
NOK Corp.	9,400	191,238
Nomura Holdings Inc.	319,000	1,712,716
Nomura Real Estate Holdings Inc.	12,100	209,288
Nomura Real Estate Master Fund Inc.[b]	338	413,200
Nomura Research Institute Ltd.	12,700	453,703
Noritz Corp.	6,800	104,023
North Pacific Bank Ltd.	36,600	110,346
NSK Ltd.	43,300	439,921
NTN Corp.	45,000	166,522
NTT Data Corp.	12,200	579,441
NTT DOCOMO Inc.	131,900	2,753,160
NTT Urban Development Corp.	10,900	105,160
Obayashi Corp.	64,000	569,876
Obic Co. Ltd.	7,100	361,847
Odakyu Electric Railway Co. Ltd.	62,000	649,882
Ogaki Kyoritsu Bank Ltd. (The)	45,000	155,371
Oiles Corp.	8,200	119,954
Oita Bank Ltd. (The)	46,000	157,304
Oji Holdings Corp.	73,000	291,240
Okasan Securities Group Inc.	24,000	131,632
Oki Electric Industry Co. Ltd.	94,000	103,267
Okinawa Electric Power Co. Inc. (The)	6,600	159,242
OKUMA Corp.	17,000	126,519
Okumura Corp.	27,000	140,280
Olympus Corp.	25,600	981,159
Omron Corp.	18,100	461,227

Security	Shares	Value
Ono Pharmaceutical Co. Ltd.	8,000	$1,266,758
Oracle Corp. Japan	4,400	197,349
Orient Corp.[b]	53,900	100,173
Oriental Land Co. Ltd./Japan	18,700	1,177,467
ORIX Corp.	119,700	1,667,485
Orix JREIT Inc.	192	266,118
Osaka Gas Co. Ltd.	163,000	610,451
OSAKA Titanium Technologies Co. Ltd.	3,600	57,777
OSG Corp.	9,200	150,541
Otsuka Corp.	5,800	284,095
Otsuka Holdings Co. Ltd.	35,900	1,190,588
Pacific Metals Co. Ltd.[a,b]	35,000	84,996
Panasonic Corp.	200,200	1,842,174
Paramount Bed Holdings Co. Ltd.	4,700	160,335
Park24 Co. Ltd.	10,200	281,824
Penta-Ocean Construction Co. Ltd.	39,300	155,492
Pigeon Corp.	10,200	214,169
Pioneer Corp.[a,b]	49,500	113,666
Pola Orbis Holdings Inc.	2,500	169,124
Premier Investment Corp.	155	172,201
Press Kogyo Co. Ltd.	37,200	148,720
Rakuten Inc.[b]	85,600	868,621
Recruit Holdings Co. Ltd.	12,400	387,676
Relia Inc.	11,000	95,040
Rengo Co. Ltd.	25,000	106,348
Resona Holdings Inc.	190,700	862,415
Resorttrust Inc.	7,800	193,607
Ricoh Co. Ltd.	58,600	558,579
Ricoh Leasing Co. Ltd.	4,400	136,109
Rinnai Corp.	3,800	343,386
Rohm Co. Ltd.	8,800	391,790
Rohto Pharmaceutical Co. Ltd.	11,900	219,196
Royal Holdings Co. Ltd.	9,300	170,076
Ryohin Keikaku Co. Ltd.	2,400	501,945
Ryosan Co. Ltd.	6,700	179,032
Saizeriya Co. Ltd.	5,200	108,153
San-in Godo Bank Ltd. (The)	16,800	119,341
Sangetsu Co. Ltd.	8,700	147,174
Sankyo Co. Ltd.	3,700	139,669
Sankyo Tateyama Inc.	7,700	91,396
Sankyu Inc.	31,000	150,052
Sanrio Co. Ltd.[a]	5,200	119,020

SCHEDULES OF INVESTMENTS	91

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Santen Pharmaceutical Co. Ltd.	36,400	$571,564
Sanwa Holdings Corp.	24,700	171,583
Sapporo Holdings Ltd.	40,000	176,434
Sawai Pharmaceutical Co. Ltd.	3,300	225,970
SBI Holdings Inc./Japan	20,600	202,146
SCREEN Holdings Co. Ltd.	23,000	175,542
SCSK Corp.	5,800	251,039
Secom Co. Ltd.	18,700	1,284,355
Sega Sammy Holdings Inc.	13,400	124,631
Seibu Holdings Inc.	11,300	222,798
Seiko Epson Corp.	24,400	326,099
Seino Holdings Co. Ltd.	14,200	151,894
Sekisui Chemical Co. Ltd.	38,900	467,192
Sekisui House Ltd.	55,400	857,553
Sekisui House SI Residential Investment Corp.	168	142,793
Senshu Ikeda Holdings Inc.	29,200	117,943
Seven & I Holdings Co. Ltd.	69,300	3,040,694
Seven Bank Ltd.	58,200	244,213
Sharp Corp./Japan[a,b]	140,000	160,740
Shiga Bank Ltd. (The)	24,000	105,662
Shikoku Electric Power Co. Inc.	19,400	277,543
Shimachu Co. Ltd.	5,900	132,216
Shimadzu Corp.	25,000	379,342
Shimamura Co. Ltd.	2,200	242,415
Shimano Inc.	7,500	1,177,054
Shimizu Corp.	58,000	444,109
Shin-Etsu Chemical Co. Ltd.	36,200	1,818,298
Shinko Electric Industries Co. Ltd.	14,100	84,555
ShinMaywa Industries Ltd.	14,000	111,362
Shinsei Bank Ltd.	163,000	250,427
Shionogi & Co. Ltd.	28,400	1,220,075
Ship Healthcare Holdings Inc.	5,600	131,691
Shiseido Co. Ltd.	34,200	632,784
Shizuoka Bank Ltd. (The)	50,000	428,695
SHO-BOND Holdings Co. Ltd.	3,200	108,372
Showa Corp.	12,400	107,341
Showa Denko KK	120,000	129,848
Showa Shell Sekiyu KK	14,800	119,070
SKY Perfect JSAT Holdings Inc.	23,800	132,894
SMC Corp./Japan	5,100	1,125,610
SoftBank Group Corp.	87,300	3,796,593
Sohgo Security Services Co. Ltd.	6,700	322,645
Sojitz Corp.	112,800	239,455

Security	Shares	Value
Sompo Japan Nipponkoa Holdings Inc.	31,700	$921,425
Sony Corp.	115,500	2,407,025
Sony Financial Holdings Inc.	17,500	284,331
Sotetsu Holdings Inc.	47,000	269,814
Square Enix Holdings Co. Ltd.	8,200	194,188
Stanley Electric Co. Ltd.	14,200	307,071
Start Today Co. Ltd.	7,300	227,927
Sugi Holdings Co. Ltd.	4,600	235,196
Sumco Corp.	19,700	129,853
Sumitomo Bakelite Co. Ltd.	27,000	101,474
Sumitomo Chemical Co. Ltd.	142,000	707,273
Sumitomo Corp.	90,800	891,012
Sumitomo Dainippon Pharma Co. Ltd.	15,900	174,543
Sumitomo Electric Industries Ltd.	66,900	863,983
Sumitomo Forestry Co. Ltd.	15,800	197,329
Sumitomo Heavy Industries Ltd.	53,000	205,319
Sumitomo Metal Mining Co. Ltd.	44,000	456,845
Sumitomo Mitsui Construction Co. Ltd.	123,200	99,728
Sumitomo Mitsui Financial Group Inc.	113,600	3,734,589
Sumitomo Mitsui Trust Holdings Inc.	293,000	919,187
Sumitomo Osaka Cement Co. Ltd.	42,000	169,644
Sumitomo Realty & Development Co. Ltd.	32,000	882,303
Sumitomo Rubber Industries Ltd.	14,600	182,462
Sumitomo Warehouse Co. Ltd. (The)	25,000	126,791
Sundrug Co. Ltd.	3,900	254,169
Suntory Beverage & Food Ltd.	13,200	601,858
Suruga Bank Ltd.	19,400	345,808
Suzuken Co. Ltd./Aichi Japan	8,600	293,024
Suzuki Motor Corp.	33,000	996,556
Sysmex Corp.	14,600	921,356
T&D Holdings Inc.	54,000	605,501
Tadano Ltd.	12,000	118,350
Taiheiyo Cement Corp.	105,000	299,219
Taikisha Ltd.	6,500	137,393
Taisei Corp.	99,000	609,218
Taisho Pharmaceutical Holdings Co. Ltd.	3,000	199,480

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Taiyo Holdings Co. Ltd.	3,700	$122,707
Taiyo Nippon Sanso Corp.	13,900	123,540
Taiyo Yuden Co. Ltd.	11,700	132,690
Takara Holdings Inc.	20,700	152,858
Takasago Thermal Engineering Co. Ltd.	9,300	122,525
Takashimaya Co. Ltd.	27,000	227,927
Takeda Pharmaceutical Co. Ltd.	71,600	3,414,255
Tamron Co. Ltd.	7,100	99,933
TDK Corp.	11,500	618,387
Teijin Ltd.	91,000	327,725
Temp Holdings Co. Ltd.	14,100	205,447
Terumo Corp.	28,900	902,342
THK Co. Ltd.	12,200	191,064
Toagosei Co. Ltd.	18,000	147,788
Tobu Railway Co. Ltd.	86,000	414,852
Toda Corp.	25,000	118,531
Toho Bank Ltd. (The)	46,000	153,504
Toho Co. Ltd./Tokyo	11,600	298,947
Toho Gas Co. Ltd.	45,000	291,785
Toho Holdings Co. Ltd.	6,700	153,464
Toho Zinc Co. Ltd.	69,000	136,786
Tohoku Electric Power Co. Inc.	42,300	523,400
Tokai Carbon Co. Ltd.	53,000	141,403
Tokai Rika Co. Ltd.	6,300	151,691
Tokai Tokyo Financial Holdings Inc.	26,500	146,657
Tokio Marine Holdings Inc.	62,800	2,203,563
Tokuyama Corp.[b]	46,000	89,671
Tokyo Dome Corp.	29,000	137,257
Tokyo Electric Power Co. Inc.[b]	134,900	668,566
Tokyo Electron Ltd.	16,000	987,767
Tokyo Gas Co. Ltd.	206,000	935,180
Tokyo Ohka Kogyo Co. Ltd.	5,300	162,855
Tokyo Seimitsu Co. Ltd.	6,900	145,221
Tokyo Tatemono Co. Ltd.	19,500	206,492
Tokyu Corp.	105,000	807,459
Tokyu Fudosan Holdings Corp.	45,900	296,105
TOKYU REIT Inc.	119	138,890
TOMONY Holdings Inc.	38,200	129,369
Tomy Co. Ltd.	16,100	99,341
TonenGeneral Sekiyu KK	23,000	185,041
Top REIT Inc.	39	139,809
Topcon Corp.	12,400	172,175
Toppan Forms Co. Ltd.	8,700	103,194

Security	Shares	Value
Toppan Printing Co. Ltd.	47,000	$403,750
Toray Industries Inc.	134,000	1,126,213
Toshiba Corp.[b]	366,000	601,611
Toshiba Machine Co. Ltd.	39,000	117,581
Toshiba TEC Corp.	18,000	57,242
Tosoh Corp.	51,000	242,225
TOTO Ltd.	14,000	446,372
Toyo Ink SC Holdings Co. Ltd.	17,000	63,330
Toyo Seikan Group Holdings Ltd.	17,800	316,405
Toyo Suisan Kaisha Ltd.	8,200	280,073
Toyo Tire & Rubber Co. Ltd.	9,700	203,911
Toyobo Co. Ltd.	94,000	121,901
Toyoda Gosei Co. Ltd.	6,200	131,974
Toyota Boshoku Corp.	7,900	157,263
Toyota Industries Corp.	14,800	727,378
Toyota Motor Corp.	247,700	14,731,260
Toyota Tsusho Corp.	18,600	416,816
Trend Micro Inc./Japan[b]	10,800	447,826
TS Tech Co. Ltd.	4,800	116,803
TSI Holdings Co. Ltd.	18,600	131,820
Tsubakimoto Chain Co.	19,000	132,458
Tsumura & Co.	6,900	185,516
Tsuruha Holdings Inc.	3,800	311,056
UACJ Corp.	41,000	88,052
Ube Industries Ltd.	109,000	208,880
ULVAC Inc.	5,200	130,145
Unicharm Corp.	34,500	663,840
Unipres Corp.	6,200	128,338
United Arrows Ltd.	3,000	143,477
United Urban Investment Corp.	242	328,823
Universal Entertainment Corp.	3,700	64,150
UNY Group Holdings Co. Ltd.	24,800	156,914
Ushio Inc.	11,800	150,881
USS Co. Ltd.	21,700	327,476
Valor Holdings Co. Ltd.	5,900	126,270
Wacom Co. Ltd.	27,200	102,451
WATAMI Co. Ltd.[a,b]	17,200	119,909
West Japan Railway Co.	15,700	1,003,742
Xebio Holdings Co. Ltd.	6,500	113,071
Yahoo Japan Corp.	136,500	513,010
Yakult Honsha Co. Ltd.	8,500	384,752
Yamada Denki Co. Ltd.	64,100	307,621
Yamagata Bank Ltd. (The)	41,000	156,123
Yamaguchi Financial Group Inc.	19,000	202,767
Yamaha Corp.	17,800	416,238

SCHEDULES OF INVESTMENTS	93

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Yamaha Motor Co. Ltd.	24,600	$482,186
Yamanashi Chuo Bank Ltd. (The)	33,000	152,918
Yamato Holdings Co. Ltd.	32,200	696,184
Yamato Kogyo Co. Ltd.	4,200	97,936
Yamazaki Baking Co. Ltd.	12,000	257,614
Yaskawa Electric Corp.	23,800	259,104
Yokogawa Electric Corp.	22,400	246,268
Yokohama Rubber Co. Ltd. (The)	9,000	132,474
Yoshinoya Holdings Co. Ltd.	13,400	161,599
Zenkoku Hosho Co. Ltd.	5,800	179,656
Zenrin Co. Ltd.	6,800	138,623
Zensho Holdings Co. Ltd.	10,700	128,861
Zeon Corp.	15,000	99,616

		293,762,007
MALAYSIA — 0.75%
Alliance Financial Group Bhd	182,800	150,024
AMMB Holdings Bhd	210,500	220,886
Astro Malaysia Holdings Bhd	240,500	161,491
Axiata Group Bhd	266,100	359,283
Berjaya Corp. Bhd	679,300	59,674
British American Tobacco Malaysia Bhd	15,300	213,206
Bumi Armada Bhd[a,b]	218,600	54,716
Bursa Malaysia Bhd	79,800	161,329
Capitaland Malaysia Mall Trust	232,900	80,716
Carlsberg Brewery Malaysia Bhd	29,800	83,770
CIMB Group Holdings Bhd	494,200	493,605
Dialog Group BHD	476,278	181,112
DiGi.Com Bhd[a]	352,600	414,125
Gamuda Bhd	217,700	239,444
Genting Bhd	216,600	410,784
Genting Malaysia Bhd	313,800	337,590
Genting Plantations Bhd	37,600	103,524
Hong Leong Bank Bhd	75,400	237,360
Hong Leong Financial Group Bhd	36,300	120,563
IHH Healthcare Bhd	280,700	443,175
IJM Corp. Bhd	279,500	232,076
IOI Corp. Bhd	344,800	402,474
IOI Properties Group Bhd	218,573	112,048
KPJ Healthcare Bhd	97,000	101,085
Kuala Lumpur Kepong Bhd	41,200	236,987
Lafarge Malaysia Bhd	65,300	144,587
Malayan Banking Bhd[a]	424,500	876,585
Malaysia Airports Holdings Bhd	102,400	142,941
Malaysian Resources Corp. Bhd	203,400	57,275

Security	Shares	Value
Maxis Bhd[a]	187,700	$258,398
Media Prima Bhd	371,600	114,476
MISC Bhd	113,200	238,932
Parkson Holdings Bhd[a,b]	238,106	55,873
Pavilion REIT	276,300	105,732
Petronas Chemicals Group Bhd	283,900	491,273
Petronas Dagangan Bhd	32,300	198,542
Petronas Gas Bhd	78,300	431,168
PPB Group Bhd	48,600	193,932
Public Bank Bhd	226,260	1,001,970
RHB Capital Bhd	87,100	114,247
Sapurakencana Petroleum Bhd[a]	321,500	145,468
Sime Darby Bhd	300,300	583,254
Sunway REIT[a]	228,000	80,664
Telekom Malaysia Bhd	108,400	169,579
Tenaga Nasional Bhd	320,700	1,049,704
UMW Holdings Bhd[a]	62,300	105,108
WCT Holdings Bhd	256,764	101,964
YTL Corp. Bhd	460,600	172,933
YTL Power International Bhd	296,200	104,793

		12,550,445
MEXICO — 0.91%
Alfa SAB de CV	259,500	481,641
Alsea SAB de CV	67,700	239,234
America Movil SAB de CV	2,864,000	2,016,241
Arca Continental SAB de CV	38,200	227,946
Bolsa Mexicana de Valores SAB de CV	78,900	107,052
Cemex SAB de CV CPO[b]	1,227,369	553,972
Coca-Cola Femsa SAB de CV Series L	37,800	265,278
Corp Inmobiliaria Vesta SAB de CV	82,000	117,486
El Puerto de Liverpool SAB de CV Series C1	22,600	269,144
Empresas ICA SAB de CVa,b	205,800	55,166
Fibra Uno Administracion SA de CV	207,000	414,279
Fomento Economico Mexicano SAB de CV	167,000	1,579,297
Genomma Lab Internacional SAB de CV Series Bb	89,900	60,370
Gentera SAB de CV	134,100	239,446
Gruma SAB de CV Series B	23,700	358,479

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV Series B	37,000	$310,252
Grupo Aeroportuario del Sureste SAB de CV Series B	23,500	320,724
Grupo Bimbo SAB de CVb	159,800	445,596
Grupo Carso SAB de CV Series A1	65,000	260,855
Grupo Comercial Chedraui SA de CV	53,000	138,307
Grupo Financiero Banorte SAB de CV	234,500	1,221,436
Grupo Financiero Inbursa SAB de CV Series O	235,700	378,049
Grupo Financiero Santander Mexico SAB de CV Series B	179,100	275,239
Grupo Herdez SAB de CV	66,300	158,162
Grupo Lala SAB de CV	84,300	199,338
Grupo Mexico SAB de CV Series B	312,900	605,727
Grupo Simec SAB de CV Series Ba,b	18,600	39,201
Grupo Televisa SAB	226,300	1,197,284
Industrias CH SAB de CV Series Ba,b	25,200	73,612
Industrias Penoles SAB de CV	11,390	107,827
Kimberly-Clark de Mexico SAB de CV Series A	143,400	342,245
La Comer SAB de CVa,b	38,000	33,717
Mexichem SAB de CV	87,600	180,429
Mexico Real Estate Management SA de CV	85,900	101,324
Minera Frisco SAB de CV Series A1[b]	129,100	56,990
OHL Mexico SAB de CVb	72,300	67,135
Promotora y Operadora de Infraestructura SAB de CV	25,900	295,470
Telesites SAB de CVb	198,455	120,267
TV Azteca SAB de CV CPO	580,200	65,468
Wal-Mart de Mexico SAB de CV	490,800	1,231,339

		15,211,024
NETHERLANDS — 2.21%
Aalberts Industries NV	9,950	313,087
Aegon NV	160,951	905,790
AerCap Holdings NVb	7,863	241,473
Akzo Nobel NV	21,838	1,395,812

Security	Shares	Value
Altice NV Class Aa,b	39,665	$568,254
Altice NV Class Bb	7,087	104,483
Arcadis NV	7,699	102,884
ASM International NV	5,743	227,720
ASML Holding NV	31,997	2,915,894
BinckBank NV	17,308	137,446
Boskalis Westminster	6,955	273,181
Brunel International NVa	5,643	94,399
Corbion NV	8,661	192,025
Delta Lloyd NV	26,010	153,076
Eurocommercial Properties NV	4,828	210,480
Euronext NVc	6,833	330,496
Fiat Chrysler Automobiles NVa	84,048	582,497
Fugro NV CVA[a,b]	6,541	96,186
Gemalto NV	7,304	437,526
Heineken Holding NV	9,519	727,697
Heineken NV	21,221	1,837,433
IMCD Group NV	4,568	161,852
ING Groep NV CVA	351,531	4,030,063
Koninklijke Ahold NV	77,221	1,740,074
Koninklijke BAM Groep NVb	27,042	144,812
Koninklijke DSM NV	15,089	726,880
Koninklijke KPN NV	297,158	1,144,360
Koninklijke Philips NV	84,977	2,252,299
Koninklijke Vopak NV	6,567	284,624
Mobileye NVa,b	8,322	225,776
NN Group NV	21,953	740,182
NSI NV	31,325	127,175
NXP Semiconductors NVa,b	12,790	956,436
OCI NVb	7,908	142,728
PostNL NVa,b	46,800	169,644
Randstad Holding NV	12,270	665,563
RELX NV	92,352	1,535,416
SBM Offshore NVa,b	16,615	217,986
Steinhoff International Holdings Ltd. Class Ha	222,685	1,068,608
TKH Group NV	5,442	201,623
TNT Express NV	43,528	370,579
TomTom NVb	12,060	124,753
Unilever NV CVA	147,647	6,532,643
USG People NV	8,722	161,903
VastNed Retail NV	3,784	165,007
Wereldhave NV	3,574	194,561
Wolters Kluwer NV	27,963	948,265

		36,881,651

SCHEDULES OF INVESTMENTS	95

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
NEW ZEALAND — 0.20%
Air New Zealand Ltd.	66,918	$127,723
Auckland International Airport Ltd.	88,794	318,846
Chorus Ltd.[b]	36,726	89,106
Contact Energy Ltd.	62,705	186,623
Fisher & Paykel Healthcare Corp. Ltd.	67,930	380,174
Fletcher Building Ltd.	56,547	252,077
Freightways Ltd.	27,649	113,595
Infratil Ltd.	50,156	100,598
Kiwi Property Group Ltd.	85,078	75,412
Meridian Energy Ltd.	123,945	188,452
Mighty River Power Ltd.	87,439	149,918
Nuplex Industries Ltd.	29,746	79,869
Precinct Properties New Zealand Ltd.	132,147	105,164
Ryman Healthcare Ltd.	36,125	187,918
Sky Network Television Ltd.	41,148	121,666
SKYCITY Entertainment Group Ltd.	53,590	161,922
Spark New Zealand Ltd.	173,033	376,160
Trade Me Group Ltd.	49,607	128,704
Xero Ltd.[a,b]	7,426	80,670
Z Energy Ltd.	43,291	188,222

		3,412,819
NORWAY — 0.51%
Aker ASA Class A	4,235	74,727
Aker Solutions ASA	20,580	61,544
Atea ASA	16,093	129,996
Austevoll Seafood ASA	22,411	142,514
Bakkafrost P/F	5,428	179,178
Borregaard ASA	17,431	87,878
BW LPG Ltd.[c]	13,929	105,812
Det Norske Oljeselskap ASA[a,b]	12,164	73,310
DNB ASA	90,332	1,078,480
DNO ASA[a,b]	94,652	62,359
Gjensidige Forsikring ASA	20,053	316,385
Leroy Seafood Group ASA	3,952	150,334
Marine Harvest ASA	32,057	432,684
Norsk Hydro ASA	125,453	412,252
Norwegian Air Shuttle ASA[a,b]	3,667	110,250
Norwegian Property ASA[b]	116,522	115,485
Opera Software ASA[a]	18,300	92,489
Orkla ASA	74,557	598,838

Security	Shares	Value
Petroleum Geo-Services ASA[a]	24,167	$72,825
Prosafe SEa	32,837	52,862
Schibsted ASA	7,354	213,939
Schibsted ASA Class Bb	8,733	243,949
Seadrill Ltd.[a,b]	36,543	77,042
SpareBank 1 SMN	26,381	142,067
Statoil ASA	99,200	1,345,755
Storebrand ASA[b]	54,154	217,481
Subsea 7 SAb	21,333	125,881
Telenor ASA	67,858	1,094,728
TGS Nopec Geophysical Co. ASA[a]	10,416	149,420
Yara International ASA	16,459	616,672

		8,577,136
PERU — 0.06%
Cia. de Minas Buenaventura SA ADR[b]	25,908	103,632
Credicorp Ltd.	5,757	583,530
Southern Copper Corp.[a]	13,775	357,048

		1,044,210
PHILIPPINES — 0.29%
Aboitiz Equity Ventures Inc.	177,610	218,052
Aboitiz Power Corp.	133,600	116,637
Alliance Global Group Inc.	238,100	73,953
Ayala Corp.	20,910	298,181
Ayala Land Inc.	725,300	477,952
Bank of the Philippine Islands	83,207	153,055
BDO Unibank Inc.	165,170	353,564
Belle Corp.	1,180,000	58,690
DMCI Holdings Inc.	469,200	112,254
Energy Development Corp.	1,061,600	122,090
First Gen Corp.	183,500	70,858
First Philippine Holdings Corp.	29,840	34,944
Globe Telecom Inc.	3,200	125,179
GT Capital Holdings Inc.	8,335	225,649
International Container Terminal Services Inc.	73,010	93,159
JG Summit Holdings Inc.	247,302	347,728
Jollibee Foods Corp.	44,150	190,128
Manila Water Co. Inc.	174,000	88,735
Metro Pacific Investments Corp.	1,266,600	146,197
Metropolitan Bank & Trust Co.	44,547	66,376
Philippine Long Distance Telephone Co.	8,755	407,893
SM Investments Corp.	14,040	243,822

96	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
SM Prime Holdings Inc.	922,400	$409,418
Universal Robina Corp.	107,170	434,078

		4,868,592
POLAND — 0.26%
Alior Bank SAb	7,890	116,343
Asseco Poland SA	9,263	127,355
Bank Handlowy w Warszawie SA	4,787	87,660
Bank Millennium SAb	74,351	98,344
Bank Pekao SA	12,212	409,505
Bank Zachodni WBK SAb	3,622	231,202
Cyfrowy Polsat SAb	23,918	126,018
ENEA SA	26,208	75,237
Eurocash SA	11,298	152,206
Globe Trade Centre SAb	37,922	64,093
Grupa Azoty SAb	5,612	141,587
Grupa Lotos SAb	11,351	71,177
KGHM Polska Miedz SA	12,330	173,660
LPP SA	130	170,821
Lubelski Wegiel Bogdanka SA	2,942	22,195
mBank SAb	1,749	134,949
Netia SA	66,824	91,335
Orange Polska SA	53,707	85,246
PGE Polska Grupa Energetyczna SA	83,471	282,152
Polski Koncern Naftowy ORLEN SA	30,777	469,282
Polskie Gornictwo Naftowe i Gazownictwo SA	182,158	231,571
Powszechna Kasa Oszczednosci Bank Polski SAb	81,149	489,969
Powszechny Zaklad Ubezpieczen SA	52,571	416,442
Synthos SA	48,536	45,890
Tauron Polska Energia SA	115,894	76,931

		4,391,170
PORTUGAL — 0.13%
Banco BPI SA Registered[a,b,d]	60,557	66,246
Banco Comercial Portugues SA Registered[a,b]	4,397,385	185,093
CTT-Correios de Portugal SA	20,085	173,864
EDP – Energias de Portugal SA	159,934	556,723
Galp Energia SGPS SA	37,651	444,476
Jeronimo Martins SGPS SA	26,709	371,082
NOS SGPS SA	28,873	208,978

Security	Shares	Value
Sonae SGPS SA	132,397	$147,988

		2,154,450
QATAR — 0.19%
Barwa Real Estate Co.	8,813	77,707
Commercial Bank QSC (The)	15,463	168,623
Doha Bank QSC	12,370	124,021
Ezdan Holding Group QSC	73,891	269,946
Industries Qatar QSC	13,581	380,509
Masraf Al Rayan QSC	36,795	341,111
Ooredoo QSC	7,946	171,337
Qatar Electricity & Water Co. QSC	3,496	176,694
Qatar Gas Transport Co. Ltd.	28,045	159,463
Qatar Insurance Co. SAQ	9,471	218,268
Qatar Islamic Bank SAQ	6,676	155,872
Qatar National Bank SAQ	16,344	735,818
Vodafone Qatar QSC	55,892	160,435

		3,139,804
ROMANIA — 0.01%
New Europe Property Investments PLC	21,426	230,781

		230,781
RUSSIA — 0.23%
Gazprom PAO ADR	271,667	970,395
LSR Group PJSC GDR[d]	99,285	158,856
Lukoil PJSC	25,683	871,167
Magnit PJSC GDR[d]	12,634	493,358
Mechel[b]	26,031	52,062
Mobile TeleSystems PJSC ADR	12,847	89,929
Novatek OAO GDR[d]	4,238	364,680
Sberbank of Russia PJSC ADR	128,786	707,035
Sistema JSFC GDR[d]	14,317	80,748

		3,788,230
SINGAPORE — 0.98%
AIMS AMP Capital Industrial REIT[a]	182,125	173,385
ARA Asset Management Ltd.	158,048	114,375
Ascendas India Trust[a]	253,400	142,430
Ascendas REIT	205,495	334,960
Ascott Residence Trust[a]	117,300	94,776
Biosensors International Group Ltd.[a,b]	150,600	81,474
Cache Logistics Trust[a]	278,500	170,235
Cambridge Industrial Trust[a]	438,700	160,278

SCHEDULES OF INVESTMENTS	97

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
CapitaLand Commercial Trust Ltd.	165,400	$150,490
CapitaLand Ltd.	238,100	513,572
CapitaLand Mall Trust[a]	198,700	277,814
CapitaLand Retail China Trust	127,540	126,348
CDL Hospitality Trusts	140,500	128,822
City Developments Ltd.	35,200	172,130
ComfortDelGro Corp. Ltd.	204,800	407,211
COSCO Corp. Singapore Ltd.[a]	217,200	51,122
DBS Group Holdings Ltd.[a]	155,700	1,538,075
Ezion Holdings Ltd.[a]	165,460	59,869
Ezra Holdings Ltd.[a,b]	903,121	36,168
First REIT[a]	174,300	143,280
First Resources Ltd.[a]	76,100	93,300
Frasers Centrepoint Trust[a]	70,200	93,712
Frasers Commercial Trust[a]	162,700	132,602
Genting Singapore PLC	578,600	286,597
Global Logistic Properties Ltd.	291,800	346,478
Golden Agri-Resources Ltd.[b]	647,400	168,298
Hutchison Port Holdings Trust	489,100	232,323
Hyflux Ltd.[a]	311,300	106,078
Indofood Agri Resources Ltd.[a]	209,900	63,414
Jardine Cycle & Carriage Ltd.	12,222	320,212
Kenon Holdings Ltd./Singapore[a,b]	9,016	81,347
Keppel Corp. Ltd.[a]	120,900	426,416
Keppel REIT[a]	126,160	79,332
Lippo Malls Indonesia Retail Trust[a]	533,200	116,133
M1 Ltd./Singapore[a]	47,700	77,417
Mapletree Commercial Trust	137,800	129,251
Mapletree Industrial Trust	117,600	127,242
Mapletree Logistics Trust[a]	114,800	75,818
Midas Holdings Ltd.[a]	439,000	78,652
Neptune Orient Lines Ltd./Singapore[a,b]	111,400	96,662
OUE Hospitality Trust	237,566	121,846
Oversea-Chinese Banking Corp. Ltd.[a]	253,950	1,413,113
Parkway Life REIT[a]	80,600	127,981
Perennial Real Estate Holdings Ltd.[a,b]	113,472	67,367
Sabana Shari’ah Compliant Industrial REIT[a]	368,565	172,202
SATS Ltd.[a]	79,600	217,554
SembCorp Industries Ltd.[a]	84,200	148,487

Security	Shares	Value
Sembcorp Marine Ltd[a]	80,100	$87,512
Singapore Airlines Ltd.	55,800	432,427
Singapore Exchange Ltd.[a]	73,500	365,615
Singapore Post Ltd.[a]	150,800	141,445
Singapore Press Holdings Ltd.[a]	41,000	102,550
Singapore Technologies Engineering Ltd.	138,700	279,680
Singapore Telecommunications Ltd.	700,300	1,727,010
SMRT Corp. Ltd.[a]	133,700	143,253
Starhill Global REIT[a]	220,200	113,713
StarHub Ltd.	49,100	116,601
Suntec REIT[a]	181,700	201,705
United Engineers Ltd.[a]	55,100	68,909
United Overseas Bank Ltd.[a]	112,700	1,432,406
UOL Group Ltd.	35,800	140,856
Venture Corp. Ltd.	22,900	125,497
Wilmar International Ltd.	159,600	319,581
Wing Tai Holdings Ltd.[a]	66,100	71,288
Yangzijiang Shipbuilding Holdings Ltd.	185,100	120,946

		16,267,642
SOUTH AFRICA — 1.29%
Adcock Ingram Holdings Ltd.	16,693	40,935
Aeci Ltd.	13,525	70,500
African Rainbow Minerals Ltd.	19,158	68,776
Anglo American Platinum Ltd.[b]	5,196	75,623
AngloGold Ashanti Ltd.[b]	37,915	322,468
Aspen Pharmacare Holdings Ltd.	30,372	513,841
AVI Ltd.	33,113	165,773
Barclays Africa Group Ltd.	28,426	257,372
Barloworld Ltd.	18,885	83,961
Bidvest Group Ltd. (The)	26,471	607,235
Brait SEb	34,870	360,652
Capitec Bank Holdings Ltd.	4,595	139,006
Clicks Group Ltd.	29,924	163,547
Coronation Fund Managers Ltd.	28,320	108,774
DataTec Ltd.	21,692	57,532
Discovery Ltd.	38,283	309,394
Emira Property Fund Ltd.	107,969	103,963
FirstRand Ltd.	307,127	863,819
Fortress Income Fund Ltd.	79,561	172,632
Fortress Income Fund Ltd. Class A	45,638	41,706
Foschini Group Ltd. (The)	21,870	169,788

98	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Gold Fields Ltd.	71,905	$241,040
Grindrod Ltd.	93,501	58,218
Growthpoint Properties Ltd.	174,031	249,444
Harmony Gold Mining Co. Ltd.[b]	53,155	97,284
Hyprop Investments Ltd.	24,750	157,404
Illovo Sugar Ltd.	51,850	61,144
Impala Platinum Holdings Ltd.[b]	49,155	101,649
Imperial Holdings Ltd.	16,979	129,564
Investec Ltd.	21,660	139,782
JSE Ltd.	16,648	134,639
Lewis Group Ltd.	19,824	54,310
Liberty Holdings Ltd.	14,360	101,152
Life Healthcare Group Holdings Ltd.	76,243	167,495
Massmart Holdings Ltd.	13,967	79,138
Mediclinic International Ltd.	43,817	332,072
MMI Holdings Ltd./South Africa	119,857	170,664
Mondi Ltd.	11,997	197,460
Mr. Price Group Ltd.	23,050	236,618
MTN Group Ltd.	151,005	1,324,855
Murray & Roberts Holdings Ltd.	135,197	67,173
Nampak Ltd.	66,735	82,013
Naspers Ltd. Class N	36,662	4,602,349
Nedbank Group Ltd.	16,984	200,219
Netcare Ltd.	86,743	183,306
Northam Platinum Ltd.[b]	32,282	63,914
Omnia Holdings Ltd.	7,001	51,517
Pick n Pay Holdings Ltd.	48,539	75,709
Pick n Pay Stores Ltd.	29,780	109,568
Pioneer Foods Group Ltd.	13,233	109,792
PSG Group Ltd.	12,304	140,954
Rand Merchant Investment Holdings Ltd.	83,294	206,925
Redefine Properties Ltd.	325,085	194,233
Remgro Ltd.	43,468	685,674
RESILIENT REIT Ltd.	30,959	229,369
Reunert Ltd.	19,946	80,361
RMB Holdings Ltd.	69,103	244,685
Sanlam Ltd.	164,956	601,726
Sappi Ltd.[b]	53,864	244,183
Sasol Ltd.	50,272	1,321,616
Shoprite Holdings Ltd.	39,363	361,125
Sibanye Gold Ltd.	79,178	174,291
SPAR Group Ltd. (The)	17,387	200,147
Standard Bank Group Ltd.	111,132	784,284

Security	Shares	Value
Sun International Ltd./South Africa	14,345	$70,372
Super Group Ltd./South Africa[b]	39,940	97,966
Telkom SA SOC Ltd.	28,541	114,882
Tiger Brands Ltd.	15,000	274,491
Tongaat Hulett Ltd.	10,501	58,905
Truworths International Ltd.	41,932	258,554
Vodacom Group Ltd.	32,964	301,113
Wilson Bayly Holmes-Ovcon Ltd.	10,691	71,663
Woolworths Holdings Ltd./South Africa	88,731	521,783

		21,516,091
SOUTH KOREA — 3.23%
Amicogen Inc.[b]	1,600	95,154
AmorePacific Corp.[b]	3,094	1,046,473
AmorePacific Group[b]	3,022	374,316
Asiana Airlines Inc.[b]	19,333	73,613
BGF retail Co. Ltd.[b]	1,193	213,942
Binggrae Co. Ltd.[b]	1,624	96,717
BNK Financial Group Inc.[b]	24,204	181,495
Celltrion Inc.[b]	6,842	639,743
Chabiotech Co. Ltd.[b]	7,451	94,155
Cheil Worldwide Inc.	7,363	138,797
CJ CGV Co. Ltd.[b]	1,626	181,737
CJ CheilJedang Corp.[b]	873	299,641
CJ Corp.[b]	1,626	398,736
CJ E&M Corp.[b]	2,401	184,446
CJ Korea Express Corp.[b]	898	164,784
CJ O Shopping Co. Ltd.[b]	453	67,634
Com2uSCorp.[b]	1,074	121,473
Cosmax Inc.[b]	1,030	160,656
Coway Co. Ltd.[b]	4,950	402,557
Daelim Industrial Co. Ltd.[b]	2,316	150,678
Daesang Corp.[b]	2,969	93,609
Daewoo Engineering & Construction Co. Ltd.[b]	15,850	73,241
Daewoo International Corp.	5,684	73,012
Daewoo Securities Co. Ltd.[b]	22,049	144,002
DGB Financial Group Inc.[b]	15,456	114,866
Dong-A Socio Holdings Co. Ltd.[b]	562	100,315
Dong-A ST Co. Ltd.[b]	700	92,835
Dongbu Insurance Co. Ltd.[b]	3,903	221,373
Dongkuk Steel Mill Co. Ltd.[b]	16,610	71,211
Dongwon Industries Co. Ltd.[b]	341	74,520
Doosan Corp.[b]	1,192	76,159

SCHEDULES OF INVESTMENTS	99

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Doosan Heavy Industries & Construction Co. Ltd.[b]	6,177	$86,557
Doosan Infracore Co. Ltd.[b]	11,161	39,099
E-MART Inc.	1,833	250,740
Fila Korea Ltd.[b]	1,340	108,528
Gamevil Inc.[b]	892	58,703
GemVax & Kael Co. Ltd.[b]	3,680	65,687
Grand Korea Leisure Co. Ltd.	4,064	77,456
Green Cross Corp./South Korea[b]	764	136,372
Green Cross Holdings Corp.[b]	3,711	148,576
GS Engineering & Construction Corp.[b]	5,592	118,006
GS Holdings Corp.[b]	5,688	239,115
Halla Holdings Corp.[b]	1,364	70,766
Hana Financial Group Inc.	26,870	479,621
Hana Tour Service Inc.	1,667	135,707
Handsome Co. Ltd.[b]	3,299	111,719
Hanjin Kal Corp.[b]	7,386	96,106
Hanjin Shipping Co. Ltd.[b]	22,689	56,775
Hankook Tire Co. Ltd.[b]	6,510	253,037
Hanmi Pharm Co. Ltd.[b]	541	316,324
Hanmi Science Co. Ltd.[b]	1,354	176,746
Hanon Systems[b]	4,410	193,115
Hansol Holdings Co. Ltd.[b]	18,569	114,304
Hanssem Co. Ltd.[b]	1,110	251,831
Hanwha Chemical Corp.[b]	11,107	241,336
Hanwha Corp.[b]	4,973	151,193
Hanwha Life Insurance Co. Ltd.[b]	23,848	137,849
Hanwha Techwin Co. Ltd.[b]	2,943	79,288
Hotel Shilla Co. Ltd.	3,060	166,157
Huchems Fine Chemical Corp.[b]	7,275	101,943
Hyosung Corp.[b]	2,017	181,697
Hyundai Department Store Co. Ltd.[b]	1,355	144,666
Hyundai Development Co. – Engineering & Construction[b]	5,171	194,090
Hyundai Engineering & Construction Co. Ltd.[b]	7,139	218,535
Hyundai Glovis Co. Ltd.[b]	1,897	322,786
Hyundai Greenfood Co. Ltd.[b]	6,744	127,129
Hyundai Heavy Industries Co. Ltd.[b]	4,074	312,627
Hyundai Home Shopping Network Corp.[b]	849	78,959
Hyundai Livart Furniture Co. Ltd.[b]	2,057	66,228

Security	Shares	Value
Hyundai Marine & Fire Insurance Co. Ltd.[b]	5,740	$154,883
Hyundai Merchant Marine Co. Ltd.[b]	14,483	34,429
Hyundai Mipo Dockyard Co. Ltd.[b]	1,683	101,775
Hyundai Mobis Co. Ltd.[b]	6,228	1,342,846
Hyundai Motor Co.	13,897	1,541,664
Hyundai Securities Co. Ltd.[b]	17,753	79,518
Hyundai Steel Co.	8,009	326,332
Hyundai Wia Corp.[b]	1,494	130,845
iMarketKorea Inc.[b]	3,273	59,924
Industrial Bank of Korea[b]	26,735	256,445
JB Financial Group Co. Ltd.[b]	20,863	89,793
Kakao Corp.[b]	3,098	282,435
Kangwon Land Inc.[b]	13,084	449,629
KB Financial Group Inc.[b]	35,289	899,223
KB Insurance Co. Ltd.[b]	5,372	133,079
KCC Corp.	607	221,505
KEPCO Plant Service & Engineering Co. Ltd.[b]	2,721	225,823
Kia Motors Corp.	24,072	906,540
KIWOOM Securities Co. Ltd.[b]	2,086	95,522
Kolon Industries Inc.[b]	2,031	100,288
Komipharm International Co. Ltd.[b]	3,450	116,544
Korea Aerospace Industries Ltd.[b]	4,968	293,381
Korea Electric Power Corp.[b]	23,471	1,029,756
Korea Gas Corp.[b]	2,659	82,837
Korea Investment Holdings Co. Ltd.[b]	4,209	162,897
Korea Kolmar Co. Ltd.[b]	1,756	148,665
Korea Zinc Co. Ltd.[b]	918	333,846
Korean Air Lines Co. Ltd.[b]	4,962	102,435
Korean Reinsurance Co.[b]	15,199	167,976
KT Corp.	2,630	59,778
KT Skylife Co. Ltd.	5,443	67,873
KT&G Corp.	10,052	867,780
Kumho Petrochemical Co. Ltd.[b]	2,466	103,873
Kumho Tire Co. Inc.[b]	16,464	85,829
Kwangju Bank[b]	19,501	121,180
LF Corp.[b]	3,655	79,112
LG Chem Ltd.	4,442	1,094,846
LG Corp.[b]	9,632	592,108
LG Display Co. Ltd.	21,257	388,296
LG Electronics Inc.	10,444	504,385

100	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
LG Hausys Ltd.	841	$82,774
LG Household & Health Care Ltd.	868	717,481
LG Innotek Co. Ltd.	1,652	113,404
LG International Corp.[b]	3,645	93,945
LG Life Sciences Ltd.[b]	2,113	122,314
LG Uplus Corp.	24,593	198,566
Lotte Chemical Corp.[b]	1,650	378,472
Lotte Chilsung Beverage Co. Ltd.[b]	86	156,377
Lotte Confectionery Co. Ltd.[b]	92	185,550
Lotte Food Co. Ltd.[b]	127	100,104
Lotte Shopping Co. Ltd.[b]	1,136	224,566
LS Corp.[b]	1,561	48,631
LS Industrial Systems Co. Ltd.[b]	2,440	82,934
Mando Corp.[b]	1,032	146,334
Medipost Co. Ltd.[b]	1,104	86,283
Medy-Tox Inc.	496	212,359
Meritz Fire & Marine Insurance Co. Ltd.[b]	11,655	145,335
Mirae Asset Securities Co. Ltd.[b]	8,684	136,536
Namyang Dairy Products Co. Ltd.[b]	183	116,006
NAVER Corp.	2,560	1,340,963
NCsoft Corp.	1,609	314,714
Nexen Tire Corp.[b]	7,376	70,444
NH Investment & Securities Co. Ltd.[b]	18,118	143,566
NHN Entertainment Corp.[b]	1,247	49,718
NongShim Co. Ltd.	425	166,079
OCI Co. Ltd.[b]	1,656	91,578
Orion Corp./Republic of Korea[b]	329	282,651
Paradise Co. Ltd.[b]	5,722	70,636
Poongsan Corp.[b]	4,252	85,827
POSCO	6,443	959,276
S-1 Corp.	2,005	170,581
S-Oil Corp.	4,885	318,631
Samsung C&T Corp.	7,150	888,606
Samsung Card Co. Ltd.	4,001	126,981
Samsung Electro-Mechanics Co. Ltd.	5,250	241,722
Samsung Electronics Co. Ltd.	10,169	9,754,233
Samsung Fine Chemicals Co. Ltd.	3,673	115,806
Samsung Fire & Marine Insurance Co. Ltd.	3,476	863,999

Security	Shares	Value
Samsung Heavy Industries Co. Ltd.[b]	13,730	$119,675
Samsung Life Insurance Co. Ltd.	7,921	726,758
Samsung SDI Co. Ltd.	5,052	393,996
Samsung SDS Co. Ltd.	2,947	544,466
Samsung Securities Co. Ltd.[b]	5,249	164,620
Sansung Life & Science Co. Ltd.[b]	2,134	50,373
Seah Besteel Corp.[b]	2,539	53,580
Seegene Inc.[b]	2,777	88,714
Seoul Semiconductor Co. Ltd.[b]	5,465	70,654
SFA Engineering Corp.[b]	2,696	119,183
Shinhan Financial Group Co. Ltd.[b]	38,987	1,255,232
Shinsegae Co. Ltd.	594	105,284
SK Chemicals Co. Ltd.[b]	1,871	125,160
SK Holdings Co. Ltd.[b]	3,627	713,964
SK Hynix Inc.	53,170	1,210,727
SK Innovation Co. Ltd.[b]	5,921	646,969
SK Networks Co. Ltd.[b]	14,586	66,184
SK Telecom Co. Ltd.	1,031	179,731
SKC Co. Ltd.[b]	3,480	89,547
SM Entertainment Co.[b]	2,533	91,377
Sung Kwang Bend Co. Ltd.[b]	15,787	115,614
Sungwoo Hitech Co. Ltd.[b]	11,206	76,738
TK Corp.	16,011	112,580
Tongyang Life Insurance Co. Ltd.[b]	8,107	68,973
ViroMed Co. Ltd.[b]	1,419	228,077
Whanin Pharmaceutical Co. Ltd.[b]	5,559	94,126
Woori Bank	29,601	217,273
YG Entertainment Inc.[b]	2,823	103,134
Youngone Corp.[b]	2,791	118,726
Youngone Holdings Co. Ltd.[b]	1,231	71,155
Yuanta Securities Korea Co. Ltd.[b]	23,131	59,810
Yuhan Corp.[b]	745	206,927

		53,860,467
SPAIN — 2.22%
Abertis Infraestructuras SA	48,062	712,735
Acciona SA	3,638	277,562
Acerinox SAa	19,247	172,191
ACS Actividades de Construccion y Servicios SA	17,912	451,787
Aena SAb,c	6,499	719,047
Almirall SA	7,533	144,519

SCHEDULES OF INVESTMENTS	101

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Amadeus IT Holding SA Class A	41,434	$1,681,934
Applus Services SA	15,916	129,164
Atresmedia Corp. de Medios de Comunicacion SA	11,571	109,053
Banco Bilbao Vizcaya Argentaria SA	581,303	3,708,576
Banco de Sabadell SA	473,771	853,039
Banco Popular Espanol SA	158,746	425,820
Banco Santander SA	1,317,187	5,608,405
Bankia SA	450,018	445,065
Bankinter SA	66,697	462,606
Bolsas y Mercados Espanoles SHMSF SAa	298	8,900
CaixaBank SA	244,800	736,382
Cellnex Telecom SAU[c]	17,402	298,547
Construcciones y Auxiliar de Ferrocarriles SA	504	133,584
Corp Financiera Alba SA	2,706	106,697
Distribuidora Internacional de Alimentacion SA	63,632	340,616
Ebro Foods SA	8,790	171,487
Enagas SA	1,356	39,176
Endesa SA	29,003	557,513
Faes Farma SA	79,212	230,135
Ferrovial SA	43,113	939,306
Fomento de Construcciones y Contratas SAa,b	17,906	134,134
Gamesa Corp. Tecnologica SA	26,591	492,302
Gas Natural SDG SA	32,693	637,289
Grifols SA	31,032	643,190
Grupo Catalana Occidente SA	6,466	196,952
Hispania Activos Inmobiliarios SAb	16,133	199,356
Iberdrola SA	497,061	3,468,023
Indra Sistemas SAa,b	15,411	150,863
Industria de Diseno Textil SA	102,410	3,344,882
Inmobiliaria Colonial SAb	277,626	185,050
International Consolidated Airlines Group SA	84,510	646,875
Mapfre SA	106,549	237,385
Mediaset Espana Comunicacion SA	22,351	215,995
Merlin Properties SOCIMI SA	33,176	383,391
NH Hotel Group SAb	33,592	138,487
Obrascon Huarte Lain SA	16,646	88,168

Security	Shares	Value
Prosegur Cia. de Seguridad SA	40,501	$180,994
Red Electrica Corp. SA	930	74,859
Repsol SA	99,297	1,019,861
Sacyr SAa	63,030	105,235
Tecnicas Reunidas SAa	3,819	126,078
Telefonica SA	412,111	4,315,658
Viscofan SA	5,375	320,928
Zardoya Otis SA	21,045	220,658

		36,990,459
SWEDEN — 2.28%
AAK AB	3,875	251,481
AF AB Class B	11,082	174,147
Alfa Laval AB	27,673	474,397
Assa Abloy AB	96,492	2,033,377
Atlas Copco AB Class A	63,408	1,351,726
Atlas Copco AB Class B	35,388	718,907
Axfood AB	9,024	157,329
Betsson AB	14,521	231,152
BillerudKorsnas AB	20,248	321,372
Boliden AB	25,356	350,403
Castellum AB	13,950	207,421
Clas Ohlson AB Class B	7,139	118,221
Electrolux AB Class B	22,323	484,210
Elekta AB Class Ba	37,856	281,438
Fabege AB	16,252	251,126
Fastighets AB Balder Class Bb	11,024	245,551
Fingerprint Cards ABa,b	5,640	302,556
Getinge AB Class B	19,099	418,955
Hennes & Mauritz AB Class B	86,409	2,815,489
Hexagon AB Class B	24,477	810,671
Hexpol AB	27,488	242,345
Holmen AB Class B	4,345	124,448
Hufvudstaden AB Class A	12,710	174,458
Husqvarna AB Class B	41,060	260,008
ICA Gruppen AB	7,085	250,104
Industrivarden AB Class C	13,337	210,438
Indutrade AB	4,774	253,149
Intrum Justitia AB	8,439	278,710
Investment AB Kinnevik Class B	20,826	534,314
Investor AB Class B	41,032	1,367,103
JM AB	8,679	238,358
Kungsleden AB	23,944	159,860
L E Lundbergforetagen AB Class B	4,446	226,994
Lindab International ABa	17,490	125,745

102	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Loomis AB Class B	6,511	$193,547
Lundin Petroleum ABa,b	21,259	303,950
Meda AB Class A	24,489	262,312
Mekonomen AB	4,974	101,511
Millicom International Cellular SA SDR	6,082	267,255
Modern Times Group MTG AB Class B	6,796	179,511
NCC AB Class B	8,323	281,382
NetEnt AB	3,980	198,375
Nibe Industrier AB Class B	9,386	270,581
Nobia AB	15,419	171,813
Nordea Bank AB	274,796	2,752,783
Oriflame Holding AGb	6,347	89,044
Peab AB	20,675	156,600
Ratos AB Class B	20,380	109,138
Saab AB	7,949	239,352
Sandvik AB	99,094	823,381
Securitas AB Class B	31,347	460,246
Skandinaviska Enskilda Banken AB Class A	136,042	1,305,693
Skanska AB Class B	34,596	664,489
SKF AB Class B	36,868	559,795
SSAB AB Class Aa,b	45,024	107,953
Svenska Cellulosa AB SCA Class B	54,598	1,610,252
Svenska Handelsbanken AB Class A	136,628	1,709,652
Swedbank AB Class A	80,618	1,683,821
Swedish Match AB	18,726	664,313
Swedish Orphan Biovitrum ABb	17,178	216,354
Tele2 AB Class B	29,300	242,431
Telefonaktiebolaget LM Ericsson Class B	283,638	2,494,044
TeliaSonera AB	228,458	1,074,491
Trelleborg AB Class B	24,291	417,836
Unibet Group PLC	32,029	361,192
Volvo AB Class B	139,132	1,258,280
Wallenstam AB Class B	23,119	164,463
Wihlborgs Fastigheter AB	12,298	235,922

		38,077,725
SWITZERLAND — 6.33%
ABB Ltd. Registered	192,047	3,293,091
Actelion Ltd. Registered	9,957	1,303,112
Adecco SA Registered	14,738	898,965

Security	Shares	Value
Allreal Holding AG Registered	1,686	$222,134
Aryzta AG	8,204	373,910
Baloise Holding AG Registered	4,066	496,023
Banque Cantonale Vaudoise Registered	337	203,256
Barry Callebaut AG Registered[a]	217	247,570
Basilea Pharmaceutica AG Registered[a,b]	2,011	147,393
BKW AG	3,634	132,465
Bucher Industries AG Registered	938	191,417
Burckhardt Compression Holding AG	606	188,368
Cembra Money Bank AG	3,319	199,208
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	83	484,805
Chocoladefabriken Lindt & Sprungli AG Registered	10	688,967
Cie. Financiere Richemont SA Class A Registered	46,991	3,038,261
Clariant AG Registered	25,469	413,857
Credit Suisse Group AG Registered	160,876	2,826,105
dorma+kaba Holding AG Class B	484	297,585
Dufry AG Registered[a,b]	3,761	405,960
EFG International AG	15,267	133,203
EMS-Chemie Holding AG Registered	778	324,973
Flughafen Zuerich AG Registered	407	299,098
Forbo Holding AG Registered	198	209,662
Galenica AG Registered	402	559,069
GAM Holding AG	22,581	314,038
Gategroup Holding AG	4,921	181,539
Geberit AG Registered	3,380	1,193,465
Georg Fischer AG Registered	483	318,182
Givaudan SA Registered	811	1,509,371
Helvetia Holding AG Registered	659	342,154
Huber & Suhner AG Registered	4,201	177,527
Implenia AG Registered	3,604	176,393
Julius Baer Group Ltd.	20,970	885,134
Kudelski SA Bearer	9,684	132,314
Kuehne + Nagel International AG Registered	4,593	605,138
Kuoni Reisen Holding AG Class B Registered	542	168,210

SCHEDULES OF INVESTMENTS	103

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
LafargeHolcim Ltd. Registered	36,855	$1,543,763
Leonteq AG	1,034	128,058
Logitech International SA Registered	17,176	270,719
Lonza Group AG Registered	5,131	782,682
Meyer Burger Technology AGa,b	16,659	95,924
Mobimo Holding AG Registered	1,248	263,083
Nestle SA Registered	288,512	21,174,159
Novartis AG Registered	206,158	15,794,079
OC Oerlikon Corp. AG Registered	20,389	180,877
Panalpina Welttransport Holding AG Registered	1,899	183,756
Pargesa Holding SA Bearer	1,695	98,178
Partners Group Holding AG	1,694	608,808
PSP Swiss Property AG Registered	3,634	308,552
Qihoo 360 Technology Co. Ltd. ADR[b]	4,644	333,021
Roche Holding AG	63,894	16,455,987
Schindler Holding AG Participation Certificates	3,623	553,006
Schindler Holding AG Registered	2,281	350,615
Schmolz + Bickenbach AG Registered[a,b]	259,131	123,920
Schweiter Technologies AG Bearer	302	247,577
SGS SA Registered	459	888,300
Sika AG Bearer	199	710,236
Sonova Holding AG Registered	4,732	566,187
St Galler Kantonalbank AG Registered	445	157,432
Straumann Holding AG Registered	1,122	339,452
Sulzer AG Registered[a]	1,433	130,413
Sunrise Communications Group AGb,c	3,765	221,200
Swatch Group AG (The) Bearer[a]	2,573	874,868
Swatch Group AG (The) Registered	5,159	341,617
Swiss Life Holding AG Registered	2,824	715,474
Swiss Prime Site AG Registered	5,795	462,627
Swiss Re AG	30,749	2,844,879
Swisscom AG Registered	2,159	1,069,333

Security	Shares	Value
Syngenta AG Registered	8,521	$3,125,988
Tecan Group AG Registered	1,815	260,918
Temenos Group AG Registered	6,553	317,210
Transocean Ltd.[a]	32,641	332,256
U-Blox AG	1,093	219,208
UBS Group AG	334,592	5,495,714
Valiant Holding AG Registered	2,473	268,141
Vontobel Holding AG Registered	4,686	196,422
Zurich Insurance Group AG	13,220	2,913,264

		105,529,825
TAIWAN — 2.74%
Acer Inc.[b]	368,148	126,443
Advanced Semiconductor Engineering Inc.	611,000	650,634
Advantech Co. Ltd.	31,193	189,942
Airtac International Group	18,550	90,142
AmTRAN Technology Co. Ltd.	248,000	115,678
Asia Cement Corp.	163,329	128,606
Asustek Computer Inc.	64,000	521,215
AU Optronics Corp.	786,000	206,771
BES Engineering Corp.	609,000	113,260
Capital Securities Corp.	374,000	99,285
Career Technology MFG. Co. Ltd.	155,000	101,822
Catcher Technology Co. Ltd.	63,000	489,449
Cathay Financial Holding Co. Ltd.	761,629	859,010
Chailease Holding Co. Ltd.	90,988	144,107
Chang Hwa Commercial Bank Ltd.	379,441	189,507
Cheng Loong Corp.	308,000	101,627
Cheng Shin Rubber Industry Co. Ltd.	131,500	206,692
Cheng Uei Precision Industry Co. Ltd.	65,000	82,767
Chicony Electronics Co. Ltd.	53,395	109,713
Chin-Poon Industrial Co. Ltd.	67,000	103,703
China Airlines Ltd.[b]	318,000	108,265
China Bills Finance Corp.	351,000	121,080
China Development Financial Holding Corp.	1,204,000	292,897
China Life Insurance Co. Ltd./Taiwan	291,399	209,781
China Man-Made Fiber Corp.[b]	356,000	86,924

104	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
China Petrochemical Development Corp.[b]	360,050	$86,185
China Steel Chemical Corp.	22,000	71,271
China Steel Corp.	985,575	523,275
China Synthetic Rubber Corp.	133,270	91,545
Chipbond Technology Corp.	74,000	108,766
Chroma ATE Inc.	60,000	117,525
Chunghwa Telecom Co. Ltd.	323,000	993,101
CMC Magnetics Corp.[b]	1,159,044	112,993
Compal Electronics Inc.	393,000	224,571
Compeq Manufacturing Co. Ltd.	173,000	99,636
Coretronic Corp.	127,500	100,967
CTBC Financial Holding Co. Ltd.	1,381,167	667,020
CTCI Corp.	84,000	94,236
Delta Electronics Inc.	177,000	751,271
Dynapack International Technology Corp.	164,000	229,981
E Ink Holdings Inc.[b]	179,000	77,587
E.Sun Financial Holding Co. Ltd.	648,485	344,303
Eclat Textile Co. Ltd.	19,260	269,799
Elan Microelectronics Corp.	116,000	147,534
Epistar Corp.	113,000	94,739
Eternal Materials Co. Ltd.	68,810	66,462
EVA Airways Corp.[b]	244,852	128,898
Everlight Electronics Co. Ltd.	62,000	104,333
Far Eastern Department Stores Ltd.	165,702	83,503
Far Eastern International Bank	288,347	81,217
Far Eastern New Century Corp.	179,071	130,258
Far EasTone Telecommunications Co. Ltd.	145,000	298,808
Faraday Technology Corp.	92,400	133,039
Farglory Land Development Co. Ltd.	51,265	50,746
Feng Hsin Steel Co. Ltd.	88,000	100,703
Feng TAY Enterprise Co. Ltd.	32,990	174,660
Firich Enterprises Co. Ltd.	33,923	81,405
First Financial Holding Co. Ltd.	644,797	294,958
FLEXium Interconnect Inc.	42,549	101,977
Formosa Chemicals & Fibre Corp.	291,660	623,783
Formosa Petrochemical Corp.	116,000	284,976
Formosa Plastics Corp.	372,040	853,725
Formosa Taffeta Co. Ltd.	98,000	86,719
Foxconn Technology Co. Ltd.	91,978	178,507

Security	Shares	Value
Fubon Financial Holding Co. Ltd.	609,000	$697,827
Giant Manufacturing Co. Ltd.	30,000	197,075
Gigabyte Technology Co. Ltd.	112,000	116,241
Gloria Material Technology Corp.	273,200	139,315
Goldsun Building Materials Co. Ltd.	385,000	88,808
Grand Pacific Petrochemical	194,000	92,526
Great Wall Enterprise Co. Ltd.	185,000	110,431
HannStar Display Corp.[b]	467,465	59,454
Hermes Microvision Inc.	4,000	104,867
Hey Song Corp.	86,500	87,181
Highwealth Construction Corp.	83,670	82,948
Hiwin Technologies Corp.	26,817	102,964
Hon Hai Precision Industry Co. Ltd.	1,272,966	2,986,005
Hotai Motor Co. Ltd.	25,000	258,343
HTC Corp.	70,000	164,619
Hua Nan Financial Holdings Co. Ltd.	462,641	208,162
Huaku Development Co. Ltd.	56,000	91,381
Innolux Corp.	758,414	219,533
Inotera Memories Inc.[b]	241,000	205,306
Inventec Corp.	251,000	183,709
Kenda Rubber Industrial Co. Ltd.	60,139	86,048
Kerry TJ Logistics Co. Ltd.	91,000	101,816
King Yuan Electronics Co. Ltd.	197,000	129,708
King’s Town Bank Co. Ltd.	170,000	110,146
Kinsus Interconnect Technology Corp.	48,000	99,636
Largan Precision Co. Ltd.	10,000	749,906
LCY Chemical Corp.[b]	97,000	88,598
Lite-On Technology Corp.	192,406	201,424
Macronix International[b]	733,000	84,211
Makalot Industrial Co. Ltd.	23,337	156,805
MediaTek Inc.	139,970	913,190
Medigen Biotechnology Corp.[b]	4,000	9,239
Mega Financial Holding Co. Ltd.	922,941	596,607
Merida Industry Co. Ltd.	27,350	123,060
Micro-Star International Co. Ltd.	108,000	131,690
Microbio Co. Ltd.[b]	171,689	129,781
MIN AIK Technology Co. Ltd.	49,000	73,785
Mitac Holdings Corp.	135,500	92,061
Nan Ya Plastics Corp.	412,300	721,023
Novatek Microelectronics Corp.	66,000	272,216
OBI Pharma Inc.[b]	11,000	209,524

SCHEDULES OF INVESTMENTS	105

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Oriental Union Chemical Corp.	115,000	$68,646
PChome Online Inc.	10,205	95,813
Pegatron Corp.	182,000	419,276
Pou Chen Corp.	224,000	275,486
Powertech Technology Inc.	83,000	173,531
President Chain Store Corp.	55,000	362,955
Prince Housing & Development Corp.	363,521	100,210
Qisda Corp.	331,000	101,273
Quanta Computer Inc.	245,000	391,706
Radiant Opto-Electronics Corp.	56,060	110,985
Radium Life Tech Co. Ltd.	330,686	101,673
Realtek Semiconductor Corp.	70,020	172,648
Richtek Technology Corp.	15,000	86,389
Ruentex Development Co. Ltd.	100,310	120,507
Ruentex Industries Ltd.	58,616	103,562
Shin Kong Financial Holding Co. Ltd.	754,564	145,990
Shin Zu Shing Co. Ltd.	37,000	130,964
Shinkong Synthetic Fibers Corp.	363,000	94,187
Siliconware Precision Industries Co. Ltd.	226,377	348,351
Simplo Technology Co. Ltd.	32,000	97,428
Sino-American Silicon Products Inc.	91,000	117,512
SinoPac Financial Holdings Co. Ltd.	750,433	205,743
Solar Applied Materials Technology Co.	280,000	152,441
St. Shine Optical Co. Ltd.	6,000	114,286
Standard Foods Corp.	42,772	102,383
Synnex Technology International Corp.	114,000	106,862
Ta Chong Bank Ltd.[b]	259,519	100,811
Taichung Commercial Bank Co. Ltd.	274,566	76,347
Tainan Spinning Co. Ltd.	180,816	74,577
Taishin Financial Holding Co. Ltd.	688,929	225,252
Taiwan Business Bank[b]	325,655	78,831
Taiwan Cement Corp.	303,000	248,126
Taiwan Cooperative Financial Holding Co. Ltd.	515,936	214,345
Taiwan Fertilizer Co. Ltd.	57,000	71,982

Security	Shares	Value
Taiwan Hon Chuan Enterprise Co. Ltd.	79,696	$109,489
Taiwan Mobile Co. Ltd.	144,000	431,514
Taiwan Secom Co. Ltd.	41,105	114,669
Taiwan Semiconductor Manufacturing Co. Ltd.	2,261,000	9,630,656
Tatung Co. Ltd.[b]	647,000	100,725
Teco Electric and Machinery Co. Ltd.	186,000	144,783
Tong Hsing Electronic Industries Ltd.	43,000	90,676
TPK Holding Co. Ltd.	34,000	70,881
Transcend Information Inc.	25,000	66,517
Tripod Technology Corp.	81,000	132,661
TSRC Corp.	134,100	96,339
TTY Biopharm Co. Ltd.	32,965	115,198
Tung Ho Steel Enterprise Corp.	178,000	91,303
TXC Corp.	168,000	175,118
Uni-President Enterprises Corp.	446,292	738,967
Unimicron Technology Corp.	235,000	98,335
United Microelectronics Corp.	1,091,000	417,255
USI Corp.	207,000	82,893
Vanguard International Semiconductor Corp.	107,000	157,591
Walsin Lihwa Corp.[b]	378,000	81,978
Waterland Financial Holdings Co. Ltd.	390,446	85,146
Win Semiconductors Corp.	74,621	118,856
Winbond Electronics Corp.[b]	399,000	102,929
Wistron Corp.	273,514	152,602
Wistron NeWeb Corp.	53,389	141,089
WPG Holdings Ltd.	112,000	108,346
XPEC Entertainment Inc.	26,857	60,421
Yageo Corp.	56,049	88,434
Yang Ming Marine Transport Corp.[b]	273,000	67,641
YFY Inc.	273,000	83,528
Yuanta Financial Holding Co. Ltd.	723,608	234,420
Yulon Motor Co. Ltd.	83,000	73,446
Yungtay Engineering Co. Ltd.	75,000	98,200
Zhen Ding Technology Holding Ltd.	44,050	95,665

		45,640,820

106	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
THAILAND — 0.50%
Advanced Info Service PCL NVDR	110,400	$522,147
Airports of Thailand PCL NVDR	49,900	527,872
Bangchak Petroleum PCL (The) NVDR	117,800	96,429
Bangkok Bank PCL Foreign	37,200	159,804
Bangkok Dusit Medical Services PCL NVDR	505,900	311,476
Banpu PCL NVDR	145,800	68,549
BEC World PCL NVDR	149,600	125,600
BTS Group Holdings PCL NVDR	490,300	111,829
Bumrungrad Hospital PCL NVDR	43,100	265,361
Central Pattana PCL NVDR	185,200	231,937
Charoen Pokphand Foods PCL NVDR	330,000	180,088
CP ALL PCL NVDR	458,700	523,110
Delta Electronics Thailand PCL NVDR	73,600	163,235
Esso Thailand PCL NVDR[b]	706,200	96,051
Glow Energy PCL NVDR	78,100	167,205
Indorama Ventures PCL NVDR	181,700	106,785
IRPC PCL NVDR	1,407,900	167,849
Jasmine International PCL NVDR	810,200	70,743
Kasikornbank PCL Foreign	106,900	510,080
Kasikornbank PCL NVDR	51,600	244,769
Kiatnakin Bank PCL NVDR	97,800	108,796
Krung Thai Bank PCL NVDR[a]	508,200	247,469
Minor International PCL NVDR	236,900	223,756
PTT Exploration & Production PCL NVDR	120,461	192,158
PTT Global Chemical PCL NVDR	181,700	273,319
PTT PCL NVDR	99,200	655,180
Siam Cement PCL (The) Foreign	37,800	456,996
Siam Cement PCL (The) NVDR	5,700	68,912
Siam Commercial Bank PCL (The) NVDR	171,700	624,669
Thai Airways International PCL NVDR[b]	256,000	59,106
Thai Oil PCL NVDR	110,200	198,149
Thanachart Capital PCL NVDR	152,500	161,110
Tisco Financial Group PCL NVDR	120,800	142,834
True Corp. PCL NVDR[a,b]	1,096,300	217,833
TTW PCL NVDR[a]	397,700	112,412

		8,393,618

Security	Shares	Value
TURKEY — 0.30%
Akbank TAS	227,641	$552,999
Anadolu Efes Biracilik ve Malt Sanayii AS	19,836	122,578
Arcelik AS	26,816	139,618
BIM Birlesik Magazalar AS	21,063	355,539
Coca-Cola Icecek AS	9,080	100,563
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	217,470	189,568
Enka Insaat ve Sanayi AS	53,827	79,838
Eregli Demir ve Celik Fabrikalari TAS	131,281	137,058
Ford Otomotiv Sanayi AS	8,446	92,172
Haci Omer Sabanci Holding AS	95,155	274,880
KOC Holding AS	56,858	227,067
TAV Havalimanlari Holding AS	18,905	111,779
Tupras Turkiye Petrol Rafinerileri ASb	13,546	342,798
Turk Hava Yollari AOb	69,836	172,481
Turk Telekomunikasyon AS	56,870	103,758
Turkcell Iletisim Hizmetleri AS	81,484	289,623
Turkiye Garanti Bankasi AS	242,295	608,245
Turkiye Halk Bankasi AS	71,912	247,340
Turkiye Is Bankasi Class C	180,578	281,872
Turkiye Sinai Kalkinma Bankasi AS	167,772	83,326
Turkiye Sise ve Cam Fabrikalari AS	99,641	100,659
Turkiye Vakiflar Bankasi Tao Class D	94,226	120,021
Ulker Biskuvi Sanayi AS	17,477	111,425
Yapi ve Kredi Bankasi ASa	127,099	159,317

		5,004,524
UNITED ARAB EMIRATES — 0.18%
Abu Dhabi Commercial Bank PJSC	197,946	323,349
Aldar Properties PJSC	343,632	205,821
Arabtec Holding PJSC[b]	276,743	89,660
Deyaar Development PJSC[b]	343,755	41,179
DP World Ltd.	16,067	278,762
Dubai Financial Market PJSC	256,495	79,608
Dubai Islamic Bank PJSC	105,061	163,610
Emaar Malls Group PJSC[b]	205,414	128,067
Emaar Properties PJSC	342,214	455,596

SCHEDULES OF INVESTMENTS	107

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Emirates Telecommunications Group Co. PJSC	169,133	$755,171
First Gulf Bank PJSC	93,673	257,578
National Bank of Abu Dhabi PJSC	82,478	165,717
Orascom Construction Ltd.[b]	8,871	57,218
Union Properties PJSC	199,102	33,608

		3,034,944
UNITED KINGDOM — 14.28%
3i Group PLC	91,721	575,070
AA PLC	58,264	243,314
Abcam PLC	24,803	226,931
Aberdeen Asset Management PLC	84,102	294,071
Admiral Group PLC	19,766	497,395
African Minerals Ltd.[a,b]	26,821	—
Aggreko PLC	24,203	292,852
Allied Minds PLC[a,b]	22,285	89,270
Amec Foster Wheeler PLC	32,866	192,123
Amerisur Resources PLC[a,b]	168,037	59,590
Amlin PLC	46,939	445,440
Anglo American PLC	126,678	498,558
Antofagasta PLC	35,396	190,895
ARM Holdings PLC	130,706	1,841,086
Ashmore Group PLC[a]	36,371	113,090
Ashtead Group PLC	45,977	586,313
ASOS PLC[a,b]	5,399	237,796
Associated British Foods PLC	32,236	1,440,393
AstraZeneca PLC	114,784	7,306,597
Auto Trader Group PLC[c]	78,963	438,515
Avanti Communications Group PLC[a,b]	39,483	68,748
AVEVA Group PLC	7,861	148,418
Aviva PLC	364,776	2,487,826
Babcock International Group PLC	23,675	307,284
BAE Systems PLC	284,743	2,084,165
Balfour Beatty PLC[b]	69,799	248,218
Barclays PLC	1,506,604	3,975,039
Barratt Developments PLC	90,678	771,117
BBA Aviation PLC	97,767	225,775
Beazley PLC	61,415	326,689
Bellway PLC	12,292	484,378
Berendsen PLC	15,900	245,389
Berkeley Group Holdings PLC	12,157	609,600

Security	Shares	Value
Betfair Group PLC	8,035	$499,787
BG Group PLC	312,775	4,678,515
BGEO Group PLC	5,436	136,870
BHP Billiton PLC	187,014	1,794,350
Big Yellow Group PLC	21,881	238,218
Bodycote PLC	25,546	198,398
Booker Group PLC	157,043	369,791
Bovis Homes Group PLC	16,248	215,843
BP PLC	1,650,468	8,805,212
Brewin Dolphin Holdings PLC	41,686	164,682
British American Tobacco PLC	167,642	9,267,073
British Land Co. PLC (The)	75,478	792,285
Britvic PLC	21,872	224,004
BT Group PLC	761,396	5,236,575
BTG PLC[a,b]	38,041	315,943
Bunzl PLC	28,653	759,235
Burberry Group PLC	39,609	671,415
Bwin Party Digital Entertainment PLC	80,867	142,240
Cable & Wireless Communications PLC	275,233	268,608
Cairn Energy PLC[b]	58,669	118,342
Cape PLC	41,480	132,242
Capita PLC	57,390	956,541
Capital & Counties Properties PLC	68,590	359,505
Carillion PLC[a]	40,636	158,689
Carnival PLC	16,522	815,589
Centamin PLC	123,597	118,956
Centrica PLC	450,949	1,310,047
Chemring Group PLC	59,801	142,086
Cineworld Group PLC	27,282	195,433
Close Brothers Group PLC	14,063	257,134
Cobham PLC	100,743	362,976
Coca-Cola HBC AG	18,476	374,515
Compass Group PLC	148,376	2,531,971
Countrywide PLC	27,903	138,927
Crest Nicholson Holdings PLC	30,271	244,755
Croda International PLC	12,032	486,762
Daily Mail & General Trust PLC Class A NVS	26,399	252,954
Dairy Crest Group PLC	25,055	231,724
DCC PLC	8,201	628,770
De La Rue PLC	23,569	148,775
Debenhams PLC	150,195	167,032

108	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Derwent London PLC	8,768	$402,848
Devro PLC	41,251	174,959
Diageo PLC	225,925	6,039,344
Dialight PLC[a]	13,986	89,673
Dignity PLC	7,451	247,637
Diploma PLC	17,344	163,975
Direct Line Insurance Group PLC	132,391	703,486
Dixons Carphone PLC	85,625	575,352
Domino’s Pizza Group PLC	19,467	271,859
Drax Group PLC	43,420	155,456
DS Smith PLC	86,873	450,650
Dunelm Group PLC	13,363	166,049
easyJet PLC	15,399	338,137
Electrocomponents PLC	57,922	171,802
Elementis PLC	59,375	181,333
EnQuest PLC[a,b]	262,392	57,691
Enterprise Inns PLC[b]	87,639	114,371
Essentra PLC	25,637	266,927
esure Group PLC	46,885	166,931
Experian PLC	86,502	1,460,167
Faroe Petroleum PLC[a,b]	88,608	66,930
Fenner PLC	60,834	91,471
FirstGroup PLC[b]	124,115	163,733
Foxtons Group PLC	36,456	87,265
Fresnillo PLC	18,673	191,241
G4S PLC	130,914	421,171
Galliford Try PLC	10,239	215,682
Genus PLC	11,178	227,851
GKN PLC	150,591	595,554
GlaxoSmithKline PLC	439,180	8,964,637
Glencore PLC	1,114,597	1,414,729
Go-Ahead Group PLC	6,087	211,457
Grafton Group PLC	22,294	222,633
Grainger PLC	66,797	218,497
Great Portland Estates PLC	30,439	330,957
Greencore Group PLC	44,680	246,416
Greene King PLC	26,538	331,457
Greggs PLC	12,566	185,735
GW Pharmaceuticals PLC[a,b]	28,208	118,439
Halfords Group PLC	34,749	186,864
Halma PLC	35,307	418,944
Hammerson PLC	58,482	484,052
Hansteen Holdings PLC	118,037	186,188
Hargreaves Lansdown PLC	26,057	503,790
Hays PLC	145,712	262,499

Security	Shares	Value
Henderson Group PLC	117,336	$458,712
Hikma Pharmaceuticals PLC	14,109	403,875
Hiscox Ltd.[a]	31,049	436,907
Home Retail Group PLC	90,782	176,034
Homeserve PLC	38,013	218,759
Howden Joinery Group PLC	62,870	446,797
HSBC Holdings PLC	1,770,567	12,364,358
Hunting PLC	20,132	87,457
ICAP PLC	52,390	359,240
IG Group Holdings PLC	34,672	360,506
Imagination Technologies Group PLC[a,b]	45,647	86,118
IMI PLC	25,549	291,561
Imperial Tobacco Group PLC	86,440	4,642,209
Inchcape PLC	34,052	346,572
Indivior PLC	70,405	150,903
Informa PLC	59,789	539,396
Inmarsat PLC	42,714	666,488
InterContinental Hotels Group PLC	20,743	675,868
Intermediate Capital Group PLC	32,325	266,865
International Personal Finance PLC	36,829	125,799
Interserve PLC	22,053	145,900
Intertek Group PLC	14,547	583,968
Intu Properties PLC	63,706	270,197
Investec PLC	51,741	325,799
ITE Group PLC	62,467	123,610
ITV PLC	349,799	1,323,835
J D Wetherspoon PLC	14,831	142,426
J Sainsbury PLC	112,731	391,937
John Wood Group PLC	30,906	281,892
Johnson Matthey PLC	17,175	600,542
Jupiter Fund Management PLC	49,568	292,077
Just Eat PLC[a,b]	45,278	239,823
KAZ Minerals PLC[a,b]	37,964	61,795
Kcom Group PLC	97,728	160,808
Keller Group PLC	13,728	159,583
Kier Group PLC	12,389	234,259
Kingfisher PLC	197,181	912,106
Ladbrokes PLC	107,649	194,235
Laird PLC	36,859	185,610
Lancashire Holdings Ltd.[a]	24,300	214,573
Land Securities Group PLC	64,466	1,001,323
Legal & General Group PLC	533,050	1,841,180

SCHEDULES OF INVESTMENTS	109

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Lloyds Banking Group PLC	5,138,412	$4,771,273
London Stock Exchange Group PLC	29,981	1,052,144
LondonMetric Property PLC	88,639	203,564
Majestic Wine PLC[a,b]	23,721	120,124
Man Group PLC	158,428	365,411
Marks & Spencer Group PLC	141,710	852,507
Marston’s PLC	82,692	184,980
Meggitt PLC	67,621	348,575
Melrose Industries PLC	12,503	52,726
Merlin Entertainments PLC[c]	62,477	366,636
Michael Page International PLC	35,087	202,219
Micro Focus International PLC	13,526	265,927
Mitchells & Butlers PLC	22,228	91,407
Mitie Group PLC	46,433	186,135
Mondi PLC	33,787	544,449
Moneysupermarket.com Group PLC	61,280	294,157
Morgan Advanced Materials PLC	48,039	145,213
N Brown Group PLC	21,152	93,193
National Express Group PLC	50,536	216,848
National Grid PLC	335,125	4,686,245
Next PLC	13,022	1,279,166
Northgate PLC	26,846	127,191
Ocado Group PLC[a,b]	48,702	182,450
Old Mutual PLC	447,379	1,076,928
Ophir Energy PLC[a,b]	75,867	95,995
Oxford Instruments PLC	8,655	89,562
Paragon Group of Companies PLC (The)	39,012	174,648
Paysafe Group PLC[b]	48,368	274,783
Pearson PLC	73,399	821,479
Pennon Group PLC	35,286	442,971
Persimmon PLC	28,073	810,767
Petra Diamonds Ltd.	64,996	81,594
Petrofac Ltd.	23,798	267,190
Phoenix Group Holdings	17,395	213,314
Playtech PLC	21,848	238,169
Premier Farnell PLC	90,428	129,234
Premier Oil PLC[b]	227,982	61,445
Provident Financial PLC	14,130	588,875
Prudential PLC	235,020	4,558,915
QinetiQ Group PLC	66,101	217,814
Randgold Resources Ltd.	7,941	559,498
Reckitt Benckiser Group PLC	57,285	5,065,672

Security	Shares	Value
Redrow PLC	27,958	$176,123
Regus PLC	72,219	302,923
RELX PLC	99,802	1,741,300
Renishaw PLC	4,694	120,651
Rentokil Initial PLC	172,605	383,665
Restaurant Group PLC (The)	21,438	162,084
Rexam PLC	56,910	484,361
Rightmove PLC	10,027	566,514
Rio Tinto PLC	110,906	2,696,468
Rolls-Royce Holdings PLC	166,552	1,311,210
Rotork PLC	88,720	215,328
Royal Bank of Scotland Group PLC[b]	293,870	1,053,392
Royal Dutch Shell PLC Class A	348,913	7,513,085
Royal Dutch Shell PLC Class B	226,735	4,891,895
Royal Mail PLC	77,742	506,392
RPC Group PLC	38,015	404,432
RPS Group PLC	35,945	92,926
RSA Insurance Group PLC	91,916	542,914
SABMiller PLC	88,135	5,228,941
Sage Group PLC (The)	100,008	880,959
Savills PLC	19,548	209,353
Schroders PLC	11,159	431,183
Segro PLC	60,346	375,702
Senior PLC	59,312	184,254
Serco Group PLC[b]	125,613	152,078
Severn Trent PLC	19,787	614,405
Shaftesbury PLC	23,637	281,477
Shanks Group PLC	132,578	166,905
Shire PLC	54,526	3,024,195
SIG PLC	76,720	146,264
Sky PLC	93,473	1,434,640
Smith & Nephew PLC	81,154	1,337,659
Smiths Group PLC	33,651	450,370
SOCO International PLC	38,097	86,330
Spectris PLC	10,759	241,439
Spirax-Sarco Engineering PLC	7,007	303,351
Spire Healthcare Group PLC[c]	31,755	145,584
Spirent Communications PLC	142,525	149,607
Sports Direct International PLC[a,b]	25,017	147,482
SSE PLC	88,089	1,811,837
ST Modwen Properties PLC	29,993	165,415
St. James’s Place PLC	50,800	686,730
Stagecoach Group PLC	45,580	179,677
Standard Chartered PLC	296,078	1,978,137

110	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Standard Life PLC	173,908	$896,713
Stobart Group Ltd.	70,979	103,201
Synthomer PLC	45,291	188,431
TalkTalk Telecom Group PLC[a]	56,335	175,964
Tate & Lyle PLC	40,522	359,540
Taylor Wimpey PLC	307,749	839,907
Tesco PLC[b]	734,795	1,807,360
Thomas Cook Group PLC[b]	143,595	217,540
Travis Perkins PLC	20,670	535,097
TUI AG	45,616	767,417
Tullett Prebon PLC	39,046	185,767
UBM PLC	42,258	312,902
UDG Healthcare PLC	33,002	245,302
Ultra Electronics Holdings PLC	8,367	226,097
Unilever PLC	114,225	4,998,569
UNITE Group PLC (The)	30,267	276,064
United Utilities Group PLC	58,137	788,800
Vectura Group PLC[a,b]	73,689	175,502
Vedanta Resources PLC[a]	11,435	39,594
Vesuvius PLC	31,242	133,704
Victrex PLC	9,210	202,237
Vodafone Group PLC	2,398,894	7,618,939
Weir Group PLC (The)	20,643	253,290
WH Smith PLC	13,293	347,330
Whitbread PLC	15,526	880,945
William Hill PLC	77,296	426,517
Wm Morrison Supermarkets PLC	186,170	460,823
Wolseley PLC	22,807	1,120,340
Workspace Group PLC	17,892	204,307
WPP PLC	116,460	2,506,062
WS Atkins PLC	11,748	239,803
Xaar PLC	16,596	112,881
Xchanging PLC	82,699	222,300

		238,053,730

TOTAL COMMON STOCKS
(Cost: $1,894,552,915)		1,637,778,059

INVESTMENT COMPANIES — 0.34%

AUSTRALIA — 0.01%
Spark Infrastructure Group	160,592	224,350

		224,350

Security	Shares	Value
UNITED STATES — 0.33%
iShares MSCI Russia Capped ETF[b,e]	497,776	$5,510,380

		5,510,380

TOTAL INVESTMENT COMPANIES
(Cost: $7,950,216)		5,734,730

PREFERRED STOCKS — 0.86%

BRAZIL — 0.31%
Banco Bradesco SA	218,492	986,586
Banco do Estado do Rio Grande do Sul SA Class B	26,100	28,895
Braskem SA Class A	18,200	108,669
Centrais Eletricas Brasileiras SA Class B	24,700	61,757
Cia. Brasileira de Distribuicao	15,700	149,323
Cia. Energetica de Minas Gerais	80,702	118,657
Cia. Paranaense de Energia Class B	10,600	58,148
Itau Unibanco Holding SA	272,091	1,688,913
Itausa – Investimentos Itau SA	305,438	522,798
Lojas Americanas SA	54,600	253,198
Marcopolo SA	100,700	50,857
Petroleo Brasileiro SA	324,200	390,374
Randon SA Implemetos e Participacoes	131,525	71,987
Suzano Papel e Celulose SA Class A	36,900	146,423
Telefonica Brasil SA	31,200	269,809
Vale SA	123,375	222,223

		5,128,617
CHILE — 0.01%
Embotelladora Andina SA Class B	28,349	80,713
Sociedad Quimica y Minera de Chile SA Series B	9,744	156,346

		237,059
COLOMBIA — 0.02%
Bancolombia SA	36,448	265,326
Grupo Aval Acciones y Valores SA	240,926	77,160

		342,486
GERMANY — 0.33%
Bayerische Motoren Werke AG	4,512	308,263
Draegerwerk AG & Co. KGaA	1,255	83,420

SCHEDULES OF INVESTMENTS	111

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2016

Security	Shares	Value
Fuchs Petrolub SE	7,030	$286,586
Henkel AG & Co. KGaA	16,422	1,737,316
Jungheinrich AG	2,429	192,602
Porsche Automobil Holding SE	13,960	631,255
Sartorius AG	1,077	275,901
Volkswagen AG	17,042	1,971,267

		5,486,610
ITALY — 0.04%
Intesa Sanpaolo SpA	74,023	194,955
Telecom Italia SpA	561,958	502,567

		697,522
SOUTH KOREA — 0.15%
AmorePacific Corp.	970	186,492
Hyundai Motor Co.	2,455	198,423
Hyundai Motor Co. Series 2	3,583	301,846
LG Chem Ltd.	728	131,767
Samsung Electronics Co. Ltd.	1,922	1,601,533

		2,420,061

TOTAL PREFERRED STOCKS
(Cost: $22,557,188)		14,312,355

RIGHTS — 0.01%

HONG KONG — 0.00%
Coolpad Group Ltd.[b]	58,200	598

		598
ITALY — 0.00%
Saipem SpA[a,b]	23,066	72,380

		72,380
SPAIN — 0.01%
ACS Actividades de Construccion y Servicios SAb	19,578	8,686
Iberdrola SAb	536,720	74,337

		83,023

TOTAL RIGHTS
(Cost: $423,016)		156,001

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.76%

MONEY MARKET FUNDS — 2.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[e,f,g]	41,228,059	$41,228,059
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[e,f,g]	2,169,864	2,169,864
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[e,f]	2,563,602	2,563,602

		45,961,525

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,961,525)		45,961,525

TOTAL INVESTMENTS IN SECURITIES — 102.20%
(Cost: $1,971,444,860)		1,703,942,670
Other Assets, Less Liabilities — (2.20)%		(36,752,425)

NET ASSETS — 100.00%		$1,667,190,245

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of January 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI EAFE E-Mini	84	Mar. 2016	NYSE LIFFE	$6,726,720	$(114,230)
MSCI Emerging Markets E-Mini	50	Mar. 2016	NYSE LIFFE	1,869,500	8,570

		Net unrealized depreciation			$(105,660)

See notes to financial statements.

112	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2016

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI Pacific ETF

ASSETS
Investments, at cost:
Unaffiliated	$10,650,099,180	$1,012,011,581	$646,247,589
Affiliated (Note 2)	216,271,939	11,512,499	9,340,379

Total cost of investments	$10,866,371,119	$1,023,524,080	$655,587,968

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,481,139,582	$884,186,890	$576,874,970
Affiliated (Note 2)	216,271,939	11,512,499	9,340,379

Total fair value of investments	9,697,411,521	895,699,389	586,215,349
Foreign currency, at value[b]	81,974,905	1,099,580	646,395
Cash pledged to broker	1,928,000	—	—
Receivables:
Investment securities sold	1,333,934	264,009	—
Due from custodian (Note 4)	—	1,041,011	—
Dividends and interest	9,751,602	883,639	704,827
Futures variation margin	733,050	—	—
Tax reclaims	4,850,481	698,189	—

Total Assets	9,797,983,493	899,685,817	587,566,571

LIABILITIES
Payables:
Investment securities purchased	106,917,260	1,129,697	—
Collateral for securities on loan (Note 1)	163,219,356	11,503,709	9,247,854
Capital shares redeemed	—	406,638	—
Securities related to in-kind transactions (Note 4)	—	32,489	—
Investment advisory fees (Note 2)	945,204	95,340	59,719

Total Liabilities	271,081,820	13,167,873	9,307,573

NET ASSETS	$9,526,901,673	$886,517,944	$578,258,998

Net assets consist of:
Paid-in capital	$10,758,982,443	$1,014,890,995	$655,619,978
Undistributed (distributions in excess of) net investment income	(2,777,909)	1,006,212	(1,176,402)
Accumulated net realized loss	(59,678,529)	(1,504,812)	(6,794,460)
Net unrealized depreciation	(1,169,624,332)	(127,874,451)	(69,390,118)

NET ASSETS	$9,526,901,673	$886,517,944	$578,258,998

Shares outstanding[c]	188,000,000	22,500,000	13,100,000

Net asset value per share	$50.68	$39.40	$44.14

[a]	Securities on loan with values of $153,919,669, $10,822,126 and $8,619,894, respectively. See Note 1.
[b]	Cost of foreign currency: $81,976,071, $1,104,833 and $657,017, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	113

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2016

iShares Core MSCI Total International Stock ETF (Consolidated)

ASSETS
Investments, at cost:
Unaffiliated	$1,917,788,269
Affiliated (Note 2)	53,656,591

Total cost of investments	$1,971,444,860

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,652,470,765
Affiliated (Note 2)	51,471,905

Total fair value of investments	1,703,942,670
Foreign currency, at value[b]	2,603,593
Cash	18,952
Cash pledged to broker	601,427
Receivables:
Investment securities sold	125,602
Dividends and interest	2,430,422
Futures variation margin	8,570
Tax reclaims	1,356,086

Total Assets	1,711,087,322

LIABILITIES
Payables:
Investment securities purchased	109,142
Collateral for securities on loan (Note 1)	43,397,923
Futures variation margin	114,230
Foreign taxes (Note 1)	222
Securities related to in-kind transactions (Note 4)	68,091
Investment advisory fees (Note 2)	207,469

Total Liabilities	43,897,077

NET ASSETS	$1,667,190,245

Net assets consist of:
Paid-in capital	$1,983,026,803
Distributions in excess of net investment income	(1,567,735)
Accumulated net realized loss	(46,521,458)
Net unrealized depreciation	(267,747,365)

NET ASSETS	$1,667,190,245

Shares outstanding[c]	36,100,000

Net asset value per share	$46.18

[a]	Securities on loan with a value of $40,708,133. See Note 1.
[b]	Cost of foreign currency: $2,599,060.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

114	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2016

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI Pacific ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$70,863,567	$6,544,561	$7,020,645
Interest — affiliated (Note 2)	27,410	299	120
Securities lending income — affiliated — net (Note 2)	1,810,102	180,660	107,646

Total investment income	72,701,079	6,725,520	7,128,411

EXPENSES
Investment advisory fees (Note 2)	4,590,381	503,483	385,339

Total expenses	4,590,381	503,483	385,339
Less investment advisory fees waived (Note 2)	—	(120,378)	(100,999)

Net expenses	4,590,381	383,105	284,340

Net investment income	68,110,698	6,342,415	6,844,071

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(26,586,422)	(1,404,462)	(5,299,732)
In-kind redemptions — unaffiliated	—	475,700	—
Futures contracts	(4,681,602)	—	—
Foreign currency transactions	(1,800,128)	(131,144)	(29,952)

Net realized loss	(33,068,152)	(1,059,906)	(5,329,684)

Net change in unrealized appreciation/depreciation on:
Investments	(1,213,944,055)	(133,580,793)	(78,642,783)
Futures contracts	(1,058,841)	—	—
Translation of assets and liabilities in foreign currencies	632,005	(53,375)	(12,917)

Net change in unrealized appreciation/depreciation	(1,214,370,891)	(133,634,168)	(78,655,700)

Net realized and unrealized loss	(1,247,439,043)	(134,694,074)	(83,985,384)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,179,328,345)	$(128,351,659)	$(77,141,313)

[a]	Net of foreign withholding tax of $4,452,584, $350,223 and $479,646, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	115

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2016

iShares Core MSCI Total International Stock ETF (Consolidated)

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$17,457,461
Dividends — affiliated (Note 2)	206,601
Interest — affiliated (Note 2)	3,076
Securities lending income — affiliated — net (Note 2)	410,674

18,077,812
Less: Other foreign taxes (Note 1)	(38,577)

Total investment income	18,039,235

EXPENSES
Investment advisory fees (Note 2)	1,237,227
Mauritius income taxes (Note 1)	7,907
Commitment fees (Note 8)	1,272

Total expenses	1,246,406
Less investment advisory fees waived (Note 2)	(21,649)

Net expenses	1,224,757

Net investment income	16,814,478

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(38,847,766)
Investments — affiliated (Note 2)	(670,476)
In-kind redemptions — unaffiliated	6,987,014
Futures contracts	(1,236,227)
Foreign currency transactions	(349,324)

Net realized loss	(34,116,779)

Net change in unrealized appreciation/depreciation on:
Investments	(271,433,145)
Futures contracts	25,414
Translation of assets and liabilities in foreign currencies	(53,712)

Net change in unrealized appreciation/depreciation	(271,461,443)

Net realized and unrealized loss	(305,578,222)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(288,763,744)

[a]	Net of foreign withholding tax of $1,437,282.

See notes to financial statements.

116	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core MSCI EAFE ETF		iShares Core MSCI Europe ETF
	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$68,110,698	$127,502,059	$6,342,415	$12,434,472
Net realized gain (loss)	(33,068,152)	104,393,497	(1,059,906)	966,703
Net change in unrealized appreciation/depreciation	(1,214,370,891)	(107,208,484)	(133,634,168)	8,449,268

Net increase (decrease) in net assets resulting from operations	(1,179,328,345)	124,687,072	(128,351,659)	21,850,443

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(72,931,443)	(127,710,289)	(5,881,197)	(11,953,028)

Total distributions to shareholders	(72,931,443)	(127,710,289)	(5,881,197)	(11,953,028)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,389,714,618	4,644,209,692	365,808,029	657,686,749
Cost of shares redeemed	—	(726,962,731)	(42,024,806)	(23,050,081)

Net increase in net assets from capital share transactions	4,389,714,618	3,917,246,961	323,783,223	634,636,668

INCREASE IN NET ASSETS	3,137,454,830	3,914,223,744	189,550,367	644,534,083

NET ASSETS
Beginning of period	6,389,446,843	2,475,223,099	696,967,577	52,433,494

End of period	$9,526,901,673	$6,389,446,843	$886,517,944	$696,967,577

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,777,909)	$2,042,836	$1,006,212	$544,994

SHARES ISSUED AND REDEEMED
Shares sold	80,300,000	79,100,000	8,600,000	14,400,000
Shares redeemed	—	(12,100,000)	(1,100,000)	(500,000)

Net increase in shares outstanding	80,300,000	67,000,000	7,500,000	13,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	117

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core MSCI Pacific ETF		iShares Core MSCI Total International Stock ETF (Consolidated)
	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,844,071	$7,435,684	$16,814,478	$34,687,077
Net realized loss	(5,329,684)	(1,755,580)	(34,116,779)	(11,309,169)
Net change in unrealized appreciation/depreciation	(78,655,700)	8,878,002	(271,461,443)	(36,156,361)

Net increase (decrease) in net assets resulting from operations	(77,141,313)	14,558,106	(288,763,744)	(12,778,453)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,233,953)	(6,945,338)	(20,260,188)	(33,844,320)

Total distributions to shareholders	(8,233,953)	(6,945,338)	(20,260,188)	(33,844,320)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	100,600,126	545,024,919	428,915,872	948,835,466
Cost of shares redeemed	—	—	(148,568,354)	—

Net increase in net assets from capital share transactions	100,600,126	545,024,919	280,347,518	948,835,466

INCREASE (DECREASE) IN NET ASSETS	15,224,860	552,637,687	(28,676,414)	902,212,693

NET ASSETS
Beginning of period	563,034,138	10,396,451	1,695,866,659	793,653,966

End of period	$578,258,998	$563,034,138	$1,667,190,245	$1,695,866,659

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,176,402)	$213,480	$(1,567,735)	$1,877,975

SHARES ISSUED AND REDEEMED
Shares sold	2,100,000	10,800,000	8,500,000	17,500,000
Shares redeemed	—	—	(3,400,000)	—

Net increase in shares outstanding	2,100,000	10,800,000	5,100,000	17,500,000

See notes to financial statements.

118	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core MSCI EAFE ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Oct. 18, 2012[a] to Jul. 31, 2013
Net asset value, beginning of period	$59.33	$60.82	$54.10	$48.62

Income from investment operations:
Net investment income[b]	0.49	1.83	2.21	1.51
Net realized and unrealized gain (loss)[c]	(8.71)	(1.77)	6.22	4.92

Total from investment operations	(8.22)	0.06	8.43	6.43

Less distributions from:
Net investment income	(0.43)	(1.55)	(1.71)	(0.95)

Total distributions	(0.43)	(1.55)	(1.71)	(0.95)

Net asset value, end of period	$50.68	$59.33	$60.82	$54.10

Total return	(13.91)%[d]	0.16%	15.62%	13.34%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,526,902	$6,389,447	$2,475,223	$881,841
Ratio of expenses to average net assets[e]	0.12%	0.12%	0.13%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.12%	0.14%	0.14%
Ratio of net investment income to average net assets[e]	1.78%	3.12%	3.67%	3.63%
Portfolio turnover rate[f]	1%	5%	3%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	119

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Core MSCI Europe ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Period from Jun. 10, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$46.46	$47.67	$50.07

Income from investment operations:
Net investment income[b]	0.35	1.69	0.12
Net realized and unrealized loss[c]	(7.13)	(1.72)	(2.52)

Total from investment operations	(6.78)	(0.03)	(2.40)

Less distributions from:
Net investment income	(0.28)	(1.18)	—

Total distributions	(0.28)	(1.18)	—

Net asset value, end of period	$39.40	$46.46	$47.67

Total return	(14.62)%[d]	(0.03)%	(4.79)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$886,518	$696,968	$52,433
Ratio of expenses to average net assets[e]	0.10%	0.05%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.13%	0.14%	0.14%
Ratio of net investment income to average net assets[e]	1.64%	3.68%	1.70%
Portfolio turnover rate[f]	1%	1%	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

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Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Core MSCI Pacific ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Period from Jun. 10, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$51.18	$51.98	$49.97

Income from investment operations:
Net investment income[b]	0.55	1.29	0.07
Net realized and unrealized gain (loss)[c]	(6.96)	(1.03)	1.94

Total from investment operations	(6.41)	0.26	2.01

Less distributions from:
Net investment income	(0.63)	(1.06)	—

Total distributions	(0.63)	(1.06)	—

Net asset value, end of period	$44.14	$51.18	$51.98

Total return	(12.60)%[d]	0.58%	4.02%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$578,259	$563,034	$10,396
Ratio of expenses to average net assets[e]	0.10%	0.05%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.13%	0.14%	0.14%
Ratio of net investment income to average net assets[e]	2.32%	2.53%	0.98%
Portfolio turnover rate[f]	4%	4%	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	121

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Core MSCI Total International Stock ETF (Consolidated)

	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Oct. 18, 2012[a] to Jul. 31, 2013
Net asset value, beginning of period	$54.71	$58.79	$51.89	$49.15

Income from investment operations:
Net investment income[b]	0.48	1.59	1.99	1.22
Net realized and unrealized gain (loss)[c]	(8.44)	(4.25)	6.20	2.57

Total from investment operations	(7.96)	(2.66)	8.19	3.79

Less distributions from:
Net investment income	(0.57)	(1.42)	(1.29)	(1.05)

Total distributions	(0.57)	(1.42)	(1.29)	(1.05)

Net asset value, end of period	$46.18	$54.71	$58.79	$51.89

Total return	(14.60)%[d]	(4.52)%	15.82%	7.81%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,667,190	$1,695,867	$793,654	$108,967
Ratio of expenses to average net assets[e]	0.14%	0.14%	0.15%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.14%	0.15%	0.16%	0.16%
Ratio of net investment income to average net assets[e]	1.91%	2.86%	3.46%	3.03%
Portfolio turnover rate[f]	4%	4%	4%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended January 31, 2016, for the years ended July 31, 2015, July 31,2014 and the period ended July 31, 2013, were 4%, 4%, 4% and 5%, respectively. See Note 4.

See notes to financial statements.

122	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core MSCI EAFE	Diversified
Core MSCI Europe	Diversified
Core MSCI Pacific	Diversified
Core MSCI Total International Stock	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

The iShares Core MSCI Total International Stock ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”)

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3		Total
Core MSCI EAFE
Investments:
Assets:
Common Stocks	$9,428,697,579	$1,466,251	$0	[a]	$9,430,163,830
Investment Companies	1,737,754	—	—		1,737,754
Preferred Stocks	48,087,620	—	—		48,087,620
Rights	645,543	504,835	—		1,150,378
Money Market Funds	216,271,939	—	—		216,271,939

Total	$9,695,440,435	$1,971,086	$0	[a]	$9,697,411,521

Derivative Financial Instruments:[b]
Liabilities:
Futures Contracts	$(1,015,909)	$—	$—		$(1,015,909)

Total	$(1,015,909)	$—	$—		$(1,015,909)

Core MSCI Europe
Investments:
Assets:
Common Stocks	$876,939,539	$179,693	$0	[a]	$877,119,232
Preferred Stocks	6,883,078	—	—		6,883,078
Rights	102,481	82,099	—		184,580
Money Market Funds	11,512,499	—	—		11,512,499

Total	$895,437,597	$261,792	$0	[a]	$895,699,389

Core MSCI Pacific
Investments:
Assets:
Common Stocks	$576,585,209	$—	$—		$576,585,209
Investment Companies	289,761	—	—		289,761
Money Market Funds	9,340,379	—	—		9,340,379

Total	$586,215,349	$—	$—		$586,215,349

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Core MSCI Total International Stock
Investments:
Assets:
Common Stocks	$1,637,080,072	$577,279	$120,708	$1,637,778,059
Investment Companies	5,734,730	—	—	5,734,730
Preferred Stocks	14,312,355	—	—	14,312,355
Rights	81,066	74,935	—	156,001
Money Market Funds	45,961,525	—	—	45,961,525

Total	$1,703,169,748	$652,214	$120,708	$1,703,942,670

Derivative Financial Instruments:[b]
Assets:
Futures Contracts	$8,570	$—	$—	$8,570
Liabilities:
Futures Contracts	(114,230)	—	—	(114,230)

Total	$(105,660)	$—	$—	$(105,660)

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

The iShares Core MSCI Total International Stock ETF conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Funds and are disclosed in the consolidated statements of operations. Any dividends paid by a Subsidiary to the Fund are not subject to tax in Mauritius. Further, the Subsidiary is also exempt from tax in Mauritius on any gains from the sale of securities.

However, there can be no assurance that any future changes to the India-Mauritius treaty will not adversely affect the tax position of the Fund’s investments in India. If the DTAA is interpreted, amended, terminated, renegotiated, or possibly overridden by the General Anti-Avoidance Rules provisions (which are due to take effect April 1, 2017, the details of which are pending further authoritative guidance), in a manner that would adversely affect the tax position in India of the Fund, such an interpretation, amendment, or override renegotiation may cause the Fund to incur capital gains tax in India. Tax laws in India also include provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive authoritative guidance on the final applicability of this provision to the Fund is available, the impact to the Fund, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2016, any securities on loan were collateralized by

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core MSCI EAFE
Barclays Capital Inc.	$3,382,558	$3,382,558	$—
BNP Paribas Prime Brokerage Inc.	287,812	287,812	—
Citigroup Global Markets Inc.	22,535,154	22,535,154	—
Credit Suisse Securities (USA) LLC	15,051,824	15,051,824	—
Deutsche Bank Securities Inc.	4,848,725	4,848,725	—
Goldman Sachs & Co.	44,746,533	44,746,533	—
HSBC Bank PLC	329,013	329,013	—
Jefferies LLC	1,060,713	1,060,713	—
JPMorgan Clearing Corp.	6,542,023	6,542,023	—
Macquarie Capital (USA) Inc.	268,705	268,705	—
Merrill Lynch, Pierce, Fenner & Smith	14,593,799	14,593,799	—
Morgan Stanley & Co. LLC	16,046,254	16,046,254	—
Nomura Securities International Inc.	1,506,404	1,506,404	—
SG Americas Securities LLC	1,735,220	1,735,220	—
State Street Bank & Trust Company	4,567,527	4,567,527	—
UBS Securities LLC	15,617,254	15,617,254	—
Wells Fargo Securities LLC	800,151	800,151	—

	$153,919,669	$153,919,669	$—

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core MSCI Europe
BNP Paribas Prime Brokerage Inc.	$617,445	$617,445	$—
Citigroup Global Markets Inc.	2,131,836	2,131,836	—
Credit Suisse Securities (USA) LLC	2,286,681	2,286,681	—
Deutsche Bank Securities Inc.	430,360	430,360	—
HSBC Bank PLC	48,369	48,369	—
Jefferies LLC	178,351	178,351	—
JPMorgan Clearing Corp.	1,798,510	1,798,510	—
Merrill Lynch, Pierce, Fenner & Smith	2,350,306	2,350,306	—
Nomura Securities International Inc.	33,339	33,339	—
State Street Bank & Trust Company	946,929	946,929	—

	$10,822,126	$10,822,126	$—

Core MSCI Pacific
BMO Capital Markets	$76,741	$76,741	$—
Citigroup Global Markets Inc.	187,959	187,959	—
Credit Suisse Securities (USA) LLC	1,918,434	1,918,434	—
Deutsche Bank Securities Inc.	1,541,215	1,541,215	—
HSBC Bank PLC	89,796	89,796	—
Jefferies LLC	63,391	63,391	—
JPMorgan Clearing Corp.	1,331,786	1,331,786	—
Merrill Lynch, Pierce, Fenner & Smith	2,466,527	2,466,527	—
Nomura Securities International Inc.	448,291	448,291	—
State Street Bank & Trust Company	495,754	495,754	—

	$8,619,894	$8,619,894	$—

Core MSCI Total International Stock
Barclays Capital Inc.	$1,331,933	$1,331,933	$—
BNP Paribas Prime Brokerage Inc.	489,300	489,300	—
Citigroup Global Markets Inc.	4,125,844	4,125,844	—
Credit Suisse Securities (USA) LLC	7,719,614	7,719,614	—
Deutsche Bank AG	210,282	210,282	—
Deutsche Bank Securities Inc.	2,064,229	2,064,229	—
HSBC Bank PLC	148,198	148,198	—
Jefferies LLC	155,864	155,864	—
JPMorgan Clearing Corp.	2,215,910	2,215,910	—
JPMorgan Securities PLC	4,681	4,681	—
Macquarie Capital (USA) Inc.	320,700	320,700	—
Merrill Lynch, Pierce, Fenner & Smith	6,085,399	6,085,399	—
Morgan Stanley & Co. International PLC	680,245	680,245	—
Morgan Stanley & Co. LLC	7,603,019	7,603,019	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	249,450	249,450	—
Nomura Securities International Inc.	592,548	592,548	—
SG Americas Securities LLC	407,262	407,262	—
State Street Bank & Trust Company	2,147,928	2,147,928	—

NOTES TO FINANCIAL STATEMENTS	129

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
UBS Securities LLC	$3,791,003	$3,791,003	$—
Wells Fargo Securities LLC	364,724	364,724	—

	$40,708,133	$40,708,133	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

With respect to the iShares Core MSCI Total International Stock ETF, the Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the iShares Core MSCI EAFE ETF, BFA is entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Core MSCI Europe and iShares Core MSCI Pacific ETFs, BFA is entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of each Fund. Prior to November 11, 2015, for its investment advisory services to each of these Funds, BFA was entitled to an investment advisory fee of 0.14% based on the average daily net assets of each Fund.

For the six months ended January 31, 2016, BFA has voluntarily waived a portion of its investment advisory fees for the iShares Core MSCI Europe and iShares Core MSCI Pacific ETFs in the amounts of $120,378 and $100,999, respectively.

For its investment advisory services to the iShares Core MSCI Total International Stock ETF, BFA is entitled to an annual investment advisory fee of 0.14% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2016 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core MSCI EAFE	$427,611
Core MSCI Europe	43,247
Core MSCI Pacific	25,255
Core MSCI Total International Stock	99,316

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2016, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Core MSCI Total International Stock ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended January 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core MSCI Total International Stock
iShares MSCI Russia Capped ETF	547,776	—	(50,000)	497,776	$5,510,380	$206,601	$(670,476)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	131

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Core MSCI EAFE	$4,000,202,460	$71,883,048
Core MSCI Europe	18,114,990	7,993,686
Core MSCI Pacific	21,884,401	22,027,259
Core MSCI Total International Stock	299,820,094	73,479,635

In-kind transactions (see Note 4) for the six months ended January 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI EAFE	$435,131,290	$—
Core MSCI Europe	354,554,234	40,961,609
Core MSCI Pacific	99,149,076	—
Core MSCI Total International Stock	155,902,867	107,539,264

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a

132	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of January 31, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF
Equity contracts:
Variation margin / Net assets consist of — net unrealized depreciation[a]	$—	$8,570

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments.

Liabilities
	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF
Equity contracts:
Variation margin / Net assets consist of — net unrealized depreciation[b]	$1,015,909	$114,230

[b]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities for the iShares Core MSCI EAFE ETF.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended January 31, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF
Equity contracts:
Futures contracts	$(4,681,602)	$(1,236,227)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF
Equity contracts:
Futures contracts	$(1,058,841)	$25,414

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of open futures contracts for the six months ended January 31, 2016 :

	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF
Average value of contracts purchased	$36,985,650	$9,284,417

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares Core MSCI Total International Stock ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2015, the Funds’ fiscal year end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Core MSCI EAFE	$4,201,536
Core MSCI Europe	13,213
Core MSCI Pacific	122,385
Core MSCI Total International Stock	1,517,724

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	135

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI EAFE	$10,895,065,646	$218,293,879	$(1,415,948,004)	$(1,197,654,125)
Core MSCI Europe	1,023,922,854	13,671,910	(141,895,375)	(128,223,465)
Core MSCI Pacific	656,860,974	20,350,438	(90,996,063)	(70,645,625)
Core MSCI Total International Stock	1,977,846,778	58,993,291	(332,897,399)	(273,904,108)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LINE OF CREDIT

The iShares Core MSCI Total International Stock ETF, along with certain other iShares funds, is a party to a $250 million credit agreement with State Street Bank and Trust Company, which expires on October 28, 2016. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The terms of the credit agreement, as amended by the Board on September 17, 2015, became effective on October 28, 2015. Prior to this date, the maximum borrowing amount was $150 million and the commitment fee was 0.08% per annum on the unused portion of the credit agreement.

The Fund did not borrow under the credit agreement during the six months ended January 31, 2016.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

136	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core MSCI EAFE	$0.380551	$—	$0.049977	$0.430528	88%	—%	12%	100%
Core MSCI Europe	0.271240	—	0.010157	0.281397	96	—	4	100
Core MSCI Pacific	0.569138	—	0.059408	0.628546	91	—	9	100
Core MSCI Total International Stock	0.497176	—	0.076767	0.573943	87	—	13	100

SUPPLEMENTAL INFORMATION	137

Notes:

138	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-710-0116

JANUARY 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI International Developed Momentum Factor ETF | IMTM | NYSE Arca
➢	iShares MSCI International Developed Quality Factor ETF | IQLT | NYSE Arca
➢	iShares MSCI International Developed Size Factor ETF | ISZE | NYSE Arca
➢	iShares MSCI International Developed Value Factor ETF | IVLU | NYSE Arca
➢	iShares MSCI USA Momentum Factor ETF | MTUM | NYSE Arca
➢	iShares MSCI USA Quality Factor ETF | QUAL | NYSE Arca
➢	iShares MSCI USA Size Factor ETF | SIZE | NYSE Arca
➢	iShares MSCI USA Value Factor ETF | VLUE | NYSE Arca

Fund Performance Overview

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

Performance as of January 31, 2016

The iShares MSCI International Developed Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher momemtum characteristics, as represented by the MSCI World ex USA Momentum Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -12.55%, net of fees, while the total return for the Index was -12.56%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.42)%	(5.06)%	(6.05)%	(6.42)%	(5.06)%	(6.05)%
Since Inception	(4.76)%	(3.51)%	(4.37)%	(5.00)%	(3.69)%	(4.58)%

The inception date of the Fund was 1/13/15. The first day of secondary market trading was 1/15/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$874.50	$1.41	$1,000.00	$1,023.60	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Consumer Staples	18.39%
Financials	15.88
Consumer Discretionary	15.49
Industrials	14.56
Health Care	14.00
Information Technology	8.39
Telecommunication Services	6.61
Materials	4.06
Utilities	2.55
Energy	0.07

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

Japan	32.96%
Germany	11.32
United Kingdom	9.87
France	8.88
Netherlands	5.94
Canada	4.87
Switzerland	4.45
Denmark	4.43
Australia	3.90
Spain	3.17

TOTAL	89.79%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

Performance as of January 31, 2016

The iShares MSCI International Developed Quality Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher quality characteristics identified through three fundamental variables: return on equity, earnings variability and debt-to-equity, as represented by the MSCI World ex USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -12.28%, net of fees, while the total return for the Index was -12.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(7.51)%	(5.67)%	(6.91)%	(7.51)%	(5.67)%	(6.91)%
Since Inception	(5.74)%	(3.96)%	(5.24)%	(6.03)%	(4.16)%	(5.49)%

The inception date of the Fund was 1/13/15. The first day of secondary market trading was 1/15/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$877.20	$1.42	$1,000.00	$1,023.60	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	26.29%
Consumer Discretionary	12.46
Industrials	12.08
Consumer Staples	12.02
Health Care	11.37
Materials	6.26
Energy	5.84
Telecommunication Services	5.24
Information Technology	4.93
Utilities	3.51

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

United Kingdom	28.07%
Switzerland	13.03
Japan	9.32
Hong Kong	7.71
Germany	7.32
Canada	5.69
France	5.24
Australia	4.99
Denmark	4.55
Sweden	3.48

TOTAL	89.40%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

Performance as of January 31, 2016

The iShares MSCI International Developed Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI World ex USA Risk Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -11.06%, net of fees, while the total return for the Index was -11.19%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(11.38)%	(10.10)%	(11.48)%

The inception date of the Fund was 6/16/15. The first day of secondary market trading was 6/18/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$889.40	$1.42	$1,000.00	$1,023.60	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	26.71%
Industrials	18.09
Consumer Discretionary	13.40
Consumer Staples	10.26
Materials	6.95
Utilities	6.28
Health Care	5.91
Telecommunication Services	4.50
Information Technology	4.14
Energy	3.76

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

Japan	20.91%
Canada	11.63
United Kingdom	11.32
Australia	9.49
France	7.86
Germany	5.75
Switzerland	5.31
Hong Kong	5.03
Singapore	4.76
Sweden	3.28

TOTAL	85.34%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI INTERNATIONAL DEVELOPED VALUE FACTOR ETF

Performance as of January 31, 2016

The iShares MSCI International Developed Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI World ex USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -17.97%, net of fees, while the total return for the Index was -17.85%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(17.44)%	(16.21)%	(17.26)%

The inception date of the Fund was 6/16/15. The first day of secondary market trading was 6/18/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$820.30	$1.37	$1,000.00	$1,023.60	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	24.52%
Consumer Staples	12.67
Consumer Discretionary	12.60
Industrials	12.52
Health Care	12.09
Materials	6.08
Energy	6.00
Telecommunication Services	5.16
Information Technology	4.87
Utilities	3.49

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

Japan	41.18%
France	12.47
United Kingdom	11.85
Germany	7.23
Israel	3.97
Hong Kong	3.10
Canada	2.95
Netherlands	2.56
Switzerland	2.48
Italy	2.15

TOTAL	89.94%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI USA MOMENTUM FACTOR ETF

Performance as of January 31, 2016

The iShares MSCI USA Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher price momentum, as represented by the MSCI USA Momentum Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -4.32%, net of fees, while the total return for the Index was -4.26%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.72%	5.59%	5.88%	5.72%	5.59%	5.88%
Since Inception	13.17%	13.14%	13.39%	41.34%	41.24%	41.96%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$956.80	$0.74	$1,000.00	$1,024.40	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Consumer Discretionary	29.98%
Information Technology	25.58
Consumer Staples	17.32
Health Care	11.43
Financials	7.85
Industrials	5.87
Materials	1.03
Energy	0.51
Telecommunication Services	0.24
Utilities	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/16

Security	Percentage of Total Investments*

Facebook Inc. Class A	5.50%
Amazon.com Inc.	4.69
Home Depot Inc. (The)	4.68
Starbucks Corp.	4.07
Visa Inc. Class A	3.99
Altria Group Inc.	3.76
McDonald’s Corp.	3.60
NIKE Inc. Class B	3.26
Alphabet Inc. Class C	2.66
Alphabet Inc. Class A	2.65

TOTAL	38.86%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI USA QUALITY FACTOR ETF

Performance as of January 31, 2016

The iShares MSCI USA Quality Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with quality characteristics identified through certain fundamental metrics, as represented by the MSCI USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -4.26%, net of fees, while the total return for the Index was -4.23%.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception [a]	1 Year	Since Inception [a]
Fund NAV	2.57%	10.15%	2.57%	27.93%
Fund Market	2.47%	10.11%	2.47%	27.82%
Index[b]	2.66%	10.33%	2.66%	28.36%
MSCI USA Quality Index	3.83%	10.82%	3.83%	29.82%
MSCI USA Sector Neutral Quality Index	1.71%	n/ac	1.71%	n/ac

[a]	The inception date of the Fund was 7/16/13. The first day of secondary market trading was 7/18/13.

[b]	Index performance through August 31, 2015 reflects the performance of the MSCI USA Quality Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Sector Neutral Quality Index, which, effective as of September 1, 2015, replaced the MSCI USA Quality Index as the underlying index of the Fund.

[c]	The average annual total return of the MSCI USA Sector Neutral Quality Index for the period December 12, 2014 (the inception date of the underlying index) through January 31, 2016 was 2.38%. The cumulative total return for the same period was 2.70%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$957.40	$0.74	$1,000.00	$1,024.40	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Information Technology	20.65%
Financials	15.83
Health Care	14.63
Consumer Discretionary	14.39
Consumer Staples	9.80
Industrials	9.31
Energy	6.88
Utilities	3.11
Telecommunication Services	2.70
Materials	2.70

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/16

Security	Percentage of Total Investments*

Johnson & Johnson	5.07%
Microsoft Corp.	4.56
PepsiCo Inc.	4.35
Exxon Mobil Corp.	3.72
Apple Inc.	3.70
Berkshire Hathaway Inc. Class B	3.43
Home Depot Inc. (The)	3.21
Gilead Sciences Inc.	3.02
AT&T Inc.	2.70
Boeing Co. (The)	2.42

TOTAL	36.18%

*	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI USA SIZE FACTOR ETF

Performance as of January 31, 2016

The iShares MSCI USA Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI USA Risk Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -7.07%, net of fees, while the total return for the Index was -7.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.62)%	(2.64)%	(2.56)%	(2.62)%	(2.64)%	(2.56)%
Since Inception	9.20%	9.20%	9.36%	27.90%	27.90%	28.33%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$929.30	$0.73	$1,000.00	$1,024.40	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	25.02%
Consumer Discretionary	13.95
Industrials	12.64
Information Technology	10.72
Consumer Staples	10.39
Health Care	9.89
Utilities	8.05
Materials	4.62
Energy	3.47
Telecommunication Services	1.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/16

Security	Percentage of Total Investments*

Chubb Ltd.	0.49%
McDonald’s Corp.	0.48
RenaissanceRe Holdings Ltd.	0.48
Willis Towers Watson PLC	0.48
Clorox Co. (The)	0.47
Arch Capital Group Ltd.	0.47
Colgate-Palmolive Co.	0.47
Johnson & Johnson	0.46
Church & Dwight Co. Inc.	0.46
Kellogg Co.	0.46

TOTAL	4.72%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI USA VALUE FACTOR ETF

Performance as of January 31, 2016

The iShares MSCI USA Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -12.43%, net of fees, while the total return for the Index was -12.41%.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception [a]	1 Year	Since Inception [a]
Fund NAV	(7.68)%	6.65%	(7.68)%	19.74%
Fund Market	(7.71)%	6.64%	(7.71)%	19.72%
Index[b]	(7.59)%	6.80%	(7.59)%	20.15%
MSCI USA Value Weighted Index	(4.00)%	8.28%	(4.00)%	24.82%
MSCI USA Enhanced Value Index	(9.39)%	n/ac	(9.39)%	n/ac

[a]	The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

[b]	Index performance through August 31, 2015 reflects the performance of the MSCI USA Value Weighted Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Enhanced Value Index, which, effective as of September 1, 2015, replaced the MSCI USA Value Weighted Index as the underlying index of the Fund.

[c]	The average annual total return of the MSCI USA Enhanced Value Index for the period December 12, 2014 (the inception date of the underlying index) through January 31, 2016 was -9.19%. The cumulative total return for the same period was -10.35%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$875.70	$0.71	$1,000.00	$1,024.40	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Information Technology	20.33%
Financials	15.72
Health Care	15.20
Consumer Discretionary	13.37
Consumer Staples	10.95
Industrials	9.07
Energy	6.71
Utilities	3.26
Telecommunication Services	2.79
Materials	2.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/16

Security	Percentage of Total Investments*

Intel Corp.	5.69%
Cisco Systems Inc.	5.04
Pfizer Inc.	3.93
Wal-Mart Stores Inc.	3.54
General Motors Co.	3.14
Chevron Corp.	2.92
JPMorgan Chase & Co.	2.77
AT&T Inc.	2.58
Ford Motor Co.	2.42
Archer-Daniels-Midland Co.	2.32

TOTAL	34.35%

*	Excludes money market funds.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2015 and held through January 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.46%

AUSTRALIA — 3.90%
AGL Energy Ltd.	2,084	$27,419
Amcor Ltd./Australia	2,004	18,853
Aristocrat Leisure Ltd.	2,036	14,762
Asciano Ltd.	1,989	12,522
Aurizon Holdings Ltd.	3,964	10,347
CIMIC Group Ltd.	364	6,197
CSL Ltd.	908	66,796
James Hardie Industries PLC	1,812	20,495
Macquarie Group Ltd.	904	45,771
Qantas Airways Ltd.	2,557	7,018
Sydney Airport	4,972	23,142
TPG Telecom Ltd.	1,000	7,109
Transurban Group	6,408	48,862
Treasury Wine Estates Ltd.	3,081	19,745
Westfield Corp.	6,316	44,229

		373,267
AUSTRIA — 0.19%
Erste Group Bank AGa	628	18,164

		18,164
BELGIUM — 1.65%
Ageas	960	38,793
Colruyt SA	208	11,071
Delhaize Group	380	39,654
KBC Groep NV	436	24,905
Telenet Group Holding NVa	116	6,016
UCB SA	440	37,431

		157,870
CANADA — 4.86%
Alimentation Couche-Tard Inc. Class B	1,640	71,066
CCL Industries Inc. Class B	128	17,964
Constellation Software Inc./Canada	100	36,241
Dollarama Inc.	744	39,742
George Weston Ltd.	148	11,359
Gildan Activewear Inc.	324	8,141
Intact Financial Corp.	368	21,966
Loblaw Companies Ltd.	572	26,741
Magna International Inc. Class A	1,192	41,225
Metro Inc.	972	28,602
Onex Corp.	256	15,232
Rogers Communications Inc. Class B	1,456	49,632
Sun Life Financial Inc.	1,660	47,397
Thomson Reuters Corp.	1,344	50,045

		465,353

Security	Shares	Value
DENMARK — 4.42%
Chr Hansen Holding A/S	540	$32,908
Danske Bank A/S	1,176	31,494
DSV A/S	444	17,195
ISS A/S	440	15,503
Novo Nordisk A/S Class B	4,400	242,366
Pandora A/S	309	41,084
Vestas Wind Systems A/S	546	35,459
William Demant Holding A/Sa	88	7,719

		423,728
FINLAND — 0.57%
Elisa OYJ	740	26,672
Neste OYJ	228	7,100
Nokian Renkaat OYJ	368	12,424
Orion OYJ Class B	260	8,524

		54,720
FRANCE — 8.86%
Airbus Group SE	1,356	84,837
Atos SE	220	17,318
Cap Gemini SA	544	49,493
Christian Dior SE	172	28,996
Cie. Generale des Etablissements Michelin Class B	324	29,470
Dassault Systemes	420	32,353
Essilor International SA	680	84,138
Hermes International	84	28,499
Ingenico Group SA	112	13,185
JCDecaux SA	268	10,521
Legrand SA	436	23,928
LVMH Moet Hennessy Louis Vuitton SE	876	140,475
Peugeot SAa	932	13,776
Safran SA	856	55,259
SCOR SE	568	19,744
Societe BIC SA	84	13,657
Thales SA	532	40,393
Veolia Environnement SA	1,902	45,679
Vinci SA	1,644	111,038
Wendel SA	56	5,594

		848,353
GERMANY — 11.18%
adidas AG	668	68,652
Beiersdorf AG	368	33,878
Brenntag AG	452	21,987
Deutsche Boerse AG	768	65,326

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

January 31, 2016

Security	Shares	Value
Deutsche Telekom AG Registered	9,144	$158,457
Deutsche Wohnen AG Bearer	1,149	30,143
Evonik Industries AG	276	8,480
Fresenius Medical Care AG & Co. KGaA	740	65,395
Fresenius SE & Co. KGaA	2,008	132,408
Hannover Rueck SE	312	32,612
Infineon Technologies AG	3,304	43,902
Osram Licht AG	488	21,676
ProSiebenSat.1 Media SE Registered	772	38,346
QIAGEN NVa	564	12,767
SAP SE	2,832	224,281
Symrise AG	428	27,537
Telefonica Deutschland Holding AG	1,468	7,248
United Internet AG Registered[b]	496	25,474
Vonovia SE	1,304	39,522
Zalando SEa,c	364	12,472

		1,070,563
HONG KONG — 0.05%
HK Electric Investments & HK Electric Investments Ltd.[c]	6,000	4,687

		4,687
IRELAND — 1.20%
CRH PLC	2,040	53,595
Kerry Group PLC Class A	628	51,169
Ryanair Holdings PLC ADR	124	9,715

		114,479
ISRAEL — 1.41%
Azrieli Group Ltd.	76	2,680
Bank Hapoalim BM	1,808	8,341
Bezeq The Israeli Telecommunication Corp. Ltd.	5,720	12,264
Mizrahi Tefahot Bank Ltd.	284	3,170
NICE-Systems Ltd.	188	11,003
Teva Pharmaceutical Industries Ltd.	1,616	97,843

		135,301
ITALY — 2.72%
Atlantia SpA	1,024	26,681
EXOR SpA	268	8,679
Finmeccanica SpA[a]	324	3,832
Intesa Sanpaolo SpA	31,476	89,165
Luxottica Group SpA	712	44,338
Mediobanca SpA	1,300	10,360
Prysmian SpA	680	13,885
Telecom Italia SpA[a]	32,848	36,325
Terna Rete Elettrica Nazionale SpA	5,092	27,185

		260,450

Security	Shares	Value
JAPAN — 32.90%
Acom Co. Ltd.[a]	2,000	$8,921
Aeon Co. Ltd.	2,800	36,936
Aisin Seiki Co. Ltd.	400	16,685
Alfresa Holdings Corp.	800	14,657
Alps Electric Co. Ltd.	800	15,450
ANA Holdings Inc.	4,000	11,597
Aozora Bank Ltd.	4,000	13,249
ASICS Corp.	400	7,305
Bandai Namco Holdings Inc.	400	8,987
Bank of Yokohama Ltd. (The)	4,000	20,987
Casio Computer Co. Ltd.[d]	400	7,626
Chubu Electric Power Co. Inc.	2,000	25,334
Chugai Pharmaceutical Co. Ltd.	400	12,076
Chugoku Electric Power Co. Inc. (The)	800	10,540
Credit Saison Co. Ltd.	400	7,371
Dai-ichi Life Insurance Co. Ltd. (The)	2,000	26,986
Daiichi Sankyo Co. Ltd.	2,400	49,193
Daiwa House Industry Co. Ltd.	2,400	66,609
Dentsu Inc.	800	41,697
Don Quijote Holdings Co. Ltd.	400	13,299
East Japan Railway Co.	1,200	108,933
Eisai Co. Ltd.	800	47,512
FUJIFILM Holdings Corp.	1,200	45,576
Hankyu Hanshin Holdings Inc.	4,000	24,615
Hokuriku Electric Power Co.	400	5,587
Hoya Corp.	1,200	45,595
Iida Group Holdings Co. Ltd.	400	7,008
Isetan Mitsukoshi Holdings Ltd.	800	9,998
ITOCHU Corp.	2,800	32,321
J Front Retailing Co. Ltd.	400	5,435
Japan Airlines Co. Ltd.	400	14,789
Japan Exchange Group Inc.	1,600	22,282
Japan Tobacco Inc.	1,600	61,600
Kajima Corp.	4,000	22,335
Kakaku.com Inc.	400	7,626
Kansai Electric Power Co. Inc. (The)[a]	2,400	25,682
Kao Corp.	1,600	84,517
KDDI Corp.	3,600	89,446
Keihan Electric Railway Co. Ltd.	4,000	24,780
Kirin Holdings Co. Ltd.	2,000	27,993
Koito Manufacturing Co. Ltd.	400	18,139
Konami Holdings Corp.	400	9,139
Kyushu Electric Power Co. Inc.[a]	1,200	12,757
Kyushu Financial Group Inc.[a]	1,200	7,375

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

January 31, 2016

Security	Shares	Value
Lawson Inc.	400	$31,190
M3 Inc.	400	9,013
Makita Corp.	400	22,104
Marui Group Co. Ltd.	800	12,502
Medipal Holdings Corp.	800	12,787
MEIJI Holdings Co. Ltd.	800	66,014
Mitsubishi Chemical Holdings Corp.	3,200	17,506
Mitsubishi Tanabe Pharma Corp.	400	6,476
Mitsubishi UFJ Financial Group Inc.	20,000	100,673
Mitsui Chemicals Inc.	4,000	17,148
Mizuho Financial Group Inc.	58,000	98,595
MS&AD Insurance Group Holdings Inc.	1,200	31,966
Murata Manufacturing Co. Ltd.	400	45,248
Nexon Co. Ltd.	400	6,403
Nidec Corp.	400	26,769
Nintendo Co. Ltd.	400	55,028
Nippon Telegraph & Telephone Corp.	2,400	99,675
Nisshin Seifun Group Inc.	1,200	19,120
Nitori Holdings Co. Ltd.	400	31,884
Nitto Denko Corp.	400	22,537
Nomura Real Estate Holdings Inc.	400	6,919
Nomura Research Institute Ltd.	400	14,290
NTT Data Corp.	400	18,998
NTT DOCOMO Inc.	4,000	83,492
Obayashi Corp.	4,000	35,617
Obic Co. Ltd.	400	20,386
Oji Holdings Corp.	4,000	15,958
Ono Pharmaceutical Co. Ltd.	400	63,338
Otsuka Corp.	400	19,593
Otsuka Holdings Co. Ltd.	800	26,531
Park24 Co. Ltd.	400	11,052
Santen Pharmaceutical Co. Ltd.	800	12,562
Secom Co. Ltd.	400	27,473
Sekisui House Ltd.	2,000	30,959
Seven & I Holdings Co. Ltd.	2,000	87,755
Shikoku Electric Power Co. Inc.	400	5,723
Shimizu Corp.	4,000	30,628
Shionogi & Co. Ltd.	1,200	51,552
Shiseido Co. Ltd.	1,600	29,604
Sohgo Security Services Co. Ltd.	400	19,262
Sompo Japan Nipponkoa Holdings Inc.	800	23,254
Sony Corp.	3,200	66,688
Sony Financial Holdings Inc.	400	6,499
Sumitomo Chemical Co. Ltd.	4,000	19,923
Suntory Beverage & Food Ltd.	400	18,238

Security	Shares	Value
Suzuken Co. Ltd./Aichi Japan	400	$13,629
Suzuki Motor Corp.	800	24,159
Sysmex Corp.	400	25,243
Taisei Corp.	4,000	24,615
Takeda Pharmaceutical Co. Ltd.	1,600	76,296
Teijin Ltd.	4,000	14,405
Terumo Corp.	800	24,978
Tohoku Electric Power Co. Inc.	1,200	14,848
Tokio Marine Holdings Inc.	1,200	42,106
Tokyo Electric Power Co. Inc.[a]	6,000	29,736
Tokyu Corp.	4,000	30,760
Toray Industries Inc.	4,000	33,618
TOTO Ltd.	400	12,753
Toyo Seikan Group Holdings Ltd.	800	14,220
Toyo Suisan Kaisha Ltd.	400	13,662
Trend Micro Inc./Japan[a]	400	16,586
USS Co. Ltd.	400	6,036
West Japan Railway Co.	800	51,146
Yamada Denki Co. Ltd.	1,600	7,679
Yamaha Corp.	800	18,707

		3,150,659
NETHERLANDS — 5.93%
Heineken Holding NV	500	38,223
Heineken NV	992	85,893
Koninklijke Ahold NV	2,774	62,508
Koninklijke KPN NV	6,592	25,386
NN Group NV	672	22,658
Randstad Holding NV	396	21,480
RELX NV	1,788	29,727
TNT Express NV	1,324	11,272
Unilever NV CVA	5,096	225,473
Wolters Kluwer NV	1,330	45,102

		567,722
NEW ZEALAND — 0.13%
Auckland International Airport Ltd.	3,552	12,755

		12,755
NORWAY — 0.42%
Orkla ASA	3,924	31,517
Schibsted ASA	292	8,495

		40,012
PORTUGAL — 0.12%
Jeronimo Martins SGPS SA	864	12,004

		12,004

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

January 31, 2016

Security	Shares	Value
SPAIN — 3.16%
Aena SAa,c	288	$31,864
Amadeus IT Holding SA Class A	976	39,619
Endesa SA	444	8,535
Ferrovial SA	2,009	43,770
Industria de Diseno Textil SA	4,848	158,344
International Consolidated Airlines Group SA	2,708	20,728

		302,860
SWEDEN — 1.49%
Assa Abloy AB	2,828	59,595
Svenska Cellulosa AB SCA Class B	2,804	82,698

		142,293
SWITZERLAND — 4.45%
Actelion Ltd. Registered	256	33,504
Barry Callebaut AG Registered	8	9,127
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	6	35,046
EMS-Chemie Holding AG Registered	24	10,025
Galenica AG Registered	24	33,377
Julius Baer Group Ltd.	408	17,222
Lonza Group AG Registered	160	24,406
Partners Group Holding AG	80	28,751
Swiss Re AG	1,040	96,220
UBS Group AG	8,408	138,103

		425,781
UNITED KINGDOM — 9.85%
Admiral Group PLC	528	13,287
Associated British Foods PLC	1,228	54,870
Barratt Developments PLC	3,348	28,471
Capita PLC	1,960	32,668
Carnival PLC	712	35,147
Coca-Cola HBC AG	588	11,919
Croda International PLC	352	14,240
Direct Line Insurance Group PLC	5,688	30,224
Dixons Carphone PLC	2,341	15,730
Hargreaves Lansdown PLC	864	16,705
Imperial Tobacco Group PLC	3,040	163,261
Inmarsat PLC	1,228	19,161
ITV PLC	8,056	30,488
London Stock Exchange Group PLC	656	23,021
Marks & Spencer Group PLC	2,688	16,171
Mondi PLC	1,084	17,468
Next PLC	440	43,222

Security	Shares	Value
Persimmon PLC	944	$27,263
Provident Financial PLC	684	28,506
Reckitt Benckiser Group PLC	1,988	175,797
Sage Group PLC (The)	3,900	34,355
Segro PLC	1,628	10,136
Sky PLC	2,592	39,783
Sports Direct International PLC[a]	444	2,618
Taylor Wimpey PLC	13,360	36,462
Wolseley PLC	464	22,793

		943,766

TOTAL COMMON STOCKS
(Cost: $9,638,483)		9,524,787

PREFERRED STOCKS — 0.36%

GERMANY — 0.12%
Fuchs Petrolub SE	284	11,578

		11,578
ITALY — 0.24%
Intesa Sanpaolo SpA	2,232	5,878
Telecom Italia SpA	18,928	16,928

		22,806

TOTAL PREFERRED STOCKS
(Cost: $40,981)		34,384

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[e,f,g]	5,729	5,729
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[e,f,g]	301	301
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[e,f]	555	555

		6,585

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,585)		6,585

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

January 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.89%
(Cost: $9,686,049)	$9,565,756
Other Assets, Less Liabilities — 0.11%	10,797

NET ASSETS — 100.00%	$9,576,553

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.38%

AUSTRALIA — 4.97%
Amcor Ltd./Australia	2,655	$24,978
ASX Ltd.	855	25,613
Bendigo & Adelaide Bank Ltd.	1,715	13,029
Brambles Ltd.	3,450	27,161
Cochlear Ltd.	150	9,949
CSL Ltd.	1,300	95,634
Flight Centre Travel Group Ltd.[a]	220	6,081
Goodman Group	5,610	24,127
GPT Group (The)	6,665	23,007
LendLease Group	1,905	17,504
Orica Ltd.	525	5,281
Platinum Asset Management Ltd.	460	2,102
QBE Insurance Group Ltd.	4,480	34,478
REA Group Ltd.	295	11,018
Rio Tinto Ltd.	870	24,080
Seek Ltd.	590	6,043
Telstra Corp. Ltd.	25,585	101,889
TPG Telecom Ltd.	1,605	11,410
Westfield Corp.	6,850	47,969
Woodside Petroleum Ltd.	2,180	43,099
Woolworths Ltd.	1,755	30,141

		584,593
AUSTRIA — 0.06%
Andritz AG	150	6,939

		6,939
BELGIUM — 0.30%
Colruyt SA	140	7,452
Proximus SADP	645	22,159
Umicore SA	155	5,668

		35,279
CANADA — 5.67%
Alimentation Couche-Tard Inc. Class B	640	27,733
Canadian Imperial Bank of Commerce/Canada	1,540	99,847
Canadian National Railway Co.	2,005	108,211
Canadian Pacific Railway Ltd.	390	46,670
Canadian Utilities Ltd. Class A	280	7,189
CCL Industries Inc. Class B	55	7,719
CGI Group Inc. Class Ab	500	21,332
CI Financial Corp.	1,420	31,220
Constellation Software Inc./Canada	40	14,496
Dollarama Inc.	545	29,112

Security	Shares	Value
Great-West Lifeco Inc.	1,245	$30,717
IGM Financial Inc.	285	7,273
Imperial Oil Ltd.	830	25,332
Industrial Alliance Insurance & Financial Services Inc.	325	9,605
Intact Financial Corp.	490	29,248
Jean Coutu Group PJC Inc. (The) Class A	75	1,049
Keyera Corp.	460	12,552
Linamar Corp.	155	6,017
Magna International Inc. Class A	1,400	48,419
Methanex Corp.	125	3,317
Metro Inc.	320	9,416
Peyto Exploration & Development Corp.	385	8,243
Potash Corp. of Saskatchewan Inc.	1,506	24,443
Power Financial Corp.	920	21,136
PrairieSky Royalty Ltd.	900	12,753
Saputo Inc.	290	7,089
TELUS Corp.	580	16,062

		666,200
DENMARK — 4.54%
Chr Hansen Holding A/S	190	11,579
Coloplast A/S Class B	385	31,400
DSV A/S	477	18,473
Novo Nordisk A/S Class B	6,550	360,794
Novozymes A/S Class B	660	27,369
Pandora A/S	517	68,740
Tryg A/S	515	9,775
William Demant Holding A/Sb	55	4,825

		532,955
FINLAND — 1.96%
Elisa OYJ	755	27,213
Fortum OYJ	900	14,072
Kone OYJ Class B	1,330	58,097
Metso OYJ	205	4,215
Nokian Renkaat OYJ	365	12,322
Orion OYJ Class B	285	9,344
Sampo OYJ Class A	1,855	89,120
Wartsila OYJ Abp	360	16,092

		230,475
FRANCE — 5.22%
Air Liquide SA	640	65,941
Airbus Group SE	1,505	94,159
AXA SA	6,840	168,526
Bureau Veritas SA	635	12,066

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

January 31, 2016

Security	Shares	Value
Hermes International	115	$39,017
L’Oreal SA	290	49,438
Legrand SA	565	31,008
SCOR SE	530	18,423
Societe BIC SA	80	13,006
Technip SA	210	9,735
Unibail-Rodamco SE	320	80,331
Valeo SA	245	31,666

		613,316
GERMANY — 7.03%
Allianz SE Registered	1,375	221,164
BASF SE	1,745	115,367
Beiersdorf AG	125	11,508
Continental AG	310	64,605
Deutsche Boerse AG	905	76,979
Deutsche Post AG Registered	1,875	45,304
Evonik Industries AG	240	7,374
Hannover Rueck SE	235	24,564
Henkel AG & Co. KGaA	135	12,395
HUGO BOSS AG	320	25,401
RTL Group SAb	165	13,305
SAP SE	2,185	173,041
Symrise AG	200	12,868
United Internet AG Registered[c]	435	22,341

		826,216
HONG KONG — 7.68%
AIA Group Ltd.	46,000	253,262
Bank of East Asia Ltd. (The)[a]	4,000	11,641
Cheung Kong Infrastructure Holdings Ltd.	1,000	9,354
Cheung Kong Property Holdings Ltd.	15,000	80,273
CK Hutchison Holdings Ltd.	5,000	61,899
CLP Holdings Ltd.	5,000	41,823
Hang Lung Properties Ltd.	5,000	9,161
Hang Seng Bank Ltd.	3,000	49,532
Henderson Land Development Co. Ltd.	5,200	28,062
Hong Kong & China Gas Co. Ltd.	20,800	36,400
Hong Kong Exchanges and Clearing Ltd.	5,500	120,348
Li & Fung Ltd.	20,000	11,410
Link REIT	7,500	42,738
MGM China Holdings Ltd.	4,000	4,774
Power Assets Holdings Ltd.	2,500	22,710
Sands China Ltd.	10,000	34,435
Sino Land Co. Ltd.	10,000	12,694
SJM Holdings Ltd.	5,000	3,270

Security	Shares	Value
Sun Hung Kai Properties Ltd.	5,000	$53,836
Swire Properties Ltd.	4,000	10,305
Wynn Macau Ltd.[a]	4,000	4,291

		902,218
IRELAND — 0.21%
Kerry Group PLC Class A	220	17,925
Ryanair Holdings PLC ADR	90	7,052

		24,977
ISRAEL — 0.20%
Check Point Software Technologies Ltd.[b]	200	15,762
Israel Chemicals Ltd.	725	2,901
Taro Pharmaceutical Industries Ltd.[b]	30	4,374

		23,037
ITALY — 0.45%
Snam SpA	5,385	30,096
Tenaris SA	1,245	12,771
UnipolSai SpA	4,660	9,822

		52,689
JAPAN — 9.28%
ABC-Mart Inc.	100	5,369
Aeon Mall Co. Ltd.	500	7,525
Calbee Inc.	100	4,085
Daito Trust Construction Co. Ltd.	500	62,900
Daiwa House Industry Co. Ltd.	2,000	55,507
FANUC Corp.	500	65,296
Fuji Heavy Industries Ltd.	2,000	80,221
GungHo Online Entertainment Inc.[a,b]	1,500	3,940
Iyo Bank Ltd. (The)	1,000	8,326
Japan Airlines Co. Ltd.	100	3,697
Japan Exchange Group Inc.	2,500	34,816
Japan Tobacco Inc.	1,500	57,750
JSR Corp.	500	7,137
Kakaku.com Inc.	500	9,532
Kansai Paint Co. Ltd.	500	6,868
KDDI Corp.	7,500	186,346
Keyence Corp.	100	46,190
Kuraray Co. Ltd.	1,000	11,894
Kyushu Financial Group Inc.[b]	1,500	9,218
M3 Inc.	500	11,267
Mitsubishi Motors Corp.	2,000	15,892
Murata Manufacturing Co. Ltd.	500	56,561
Nabtesco Corp.	500	8,487
Nippon Paint Holdings Co. Ltd.	500	9,342

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

January 31, 2016

Security	Shares	Value
Nitori Holdings Co. Ltd.	500	$39,855
Nitto Denko Corp.	500	28,171
NTT DOCOMO Inc.	5,000	104,365
Osaka Gas Co. Ltd.	5,000	18,725
Seven Bank Ltd.	3,500	14,686
Shimano Inc.	100	15,694
Shin-Etsu Chemical Co. Ltd.	500	25,115
Sony Financial Holdings Inc.	500	8,124
T&D Holdings Inc.	2,000	22,426
Trend Micro Inc./Japan[b]	500	20,733
USS Co. Ltd.	500	7,546
Yahoo Japan Corp.	4,500	16,912

		1,090,518
NETHERLANDS — 2.88%
ASML Holding NV	910	82,929
Boskalis Westminster	215	8,445
Koninklijke Ahold NV	935	21,069
RELX NV	4,736	78,739
Unilever NV CVA	3,320	146,893

		338,075
NEW ZEALAND — 0.08%
Contact Energy Ltd.	1,975	5,878
Ryman Healthcare Ltd.	665	3,459

		9,337
NORWAY — 0.53%
Gjensidige Forsikring ASA	875	13,805
Statoil ASA	2,720	36,900
Yara International ASA	300	11,240

		61,945
PORTUGAL — 0.05%
Jeronimo Martins SGPS SA	455	6,322

		6,322
SINGAPORE — 1.54%
Ascendas REIT	6,646	10,833
CapitaLand Commercial Trust Ltd.	7,500	6,824
CapitaLand Mall Trust	7,500	10,486
City Developments Ltd.	1,000	4,890
ComfortDelGro Corp. Ltd.	4,000	7,953
Keppel Corp. Ltd.	3,000	10,581
Sembcorp Marine Ltd[a]	2,000	2,185
Singapore Exchange Ltd.	5,000	24,872
Singapore Technologies Engineering Ltd.	4,000	8,066
Singapore Telecommunications Ltd.	34,500	85,081

Security	Shares	Value
UOL Group Ltd.	1,500	$5,902
Yangzijiang Shipbuilding Holdings Ltd.	5,000	3,267

		180,940
SPAIN — 2.30%
Distribuidora Internacional de Alimentacion SA	1,475	7,896
Endesa SA	1,785	34,312
Iberdrola SA	6,153	42,930
Industria de Diseno Textil SA	4,855	158,572
Mapfre SA	6,640	14,793
Zardoya Otis SA	1,135	11,901

		270,404
SWEDEN — 3.47%
Alfa Laval AB	625	10,714
Assa Abloy AB	2,075	43,727
Atlas Copco AB Class A	1,910	40,717
Atlas Copco AB Class B	1,375	27,933
Boliden AB	435	6,011
Hennes & Mauritz AB Class B	4,780	155,748
Investment AB Kinnevik Class B	1,380	35,405
Investor AB Class B	1,750	58,307
Skanska AB Class B	915	17,575
SKF AB Class B	775	11,767

		407,904
SWITZERLAND — 12.99%
ABB Ltd. Registered	4,715	80,850
Actelion Ltd. Registered	290	37,953
Adecco SA Registered	370	22,569
EMS-Chemie Holding AG Registered	25	10,443
Geberit AG Registered	145	51,199
Givaudan SA Registered	20	37,222
Kuehne + Nagel International AG Registered	220	28,986
Nestle SA Registered	4,310	316,315
Partners Group Holding AG	105	37,736
Roche Holding AG	1,765	454,578
Schindler Holding AG Participation Certificates	140	21,369
Schindler Holding AG Registered	65	9,991
SGS SA Registered	15	29,029
Sika AG Bearer	5	17,845
Swiss Life Holding AG Registered	90	22,802
Swiss Re AG	1,010	93,445
Swisscom AG Registered	120	59,435
Syngenta AG Registered	190	69,703

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

January 31, 2016

Security	Shares	Value
Zurich Insurance Group AG	565	$124,508

		1,525,978
UNITED KINGDOM — 27.97%
Aberdeen Asset Management PLC	5,055	17,675
Admiral Group PLC	1,325	33,343
Aggreko PLC	505	6,110
Amec Foster Wheeler PLC	1,110	6,489
ARM Holdings PLC	4,065	57,258
Associated British Foods PLC	395	17,650
AstraZeneca PLC	2,870	182,690
Babcock International Group PLC	525	6,814
BAE Systems PLC	8,810	64,484
BG Group PLC	9,950	148,833
BHP Billiton PLC	3,055	29,312
British American Tobacco PLC	2,875	158,927
British Land Co. PLC (The)	2,665	27,974
Bunzl PLC	1,155	30,605
Burberry Group PLC	1,785	30,258
Capita PLC	1,680	28,001
Centrica PLC	13,760	39,974
Cobham PLC	2,460	8,863
Compass Group PLC	6,370	108,701
Croda International PLC	425	17,194
Diageo PLC	3,720	99,442
Direct Line Insurance Group PLC	5,005	26,595
easyJet PLC	510	11,199
Experian PLC	2,340	39,500
GKN PLC	7,140	28,237
Hargreaves Lansdown PLC	1,690	32,675
ICAP PLC	2,530	17,348
IMI PLC	1,005	11,469
Imperial Tobacco Group PLC	1,580	84,853
Intertek Group PLC	450	18,065
ITV PLC	18,830	71,263
Johnson Matthey PLC	405	14,161
Legal & General Group PLC	24,615	85,021
London Stock Exchange Group PLC	1,155	40,533
Marks & Spencer Group PLC	4,390	26,410
Meggitt PLC	1,530	7,887
Mondi PLC	786	12,666
National Grid PLC	7,620	106,555
Next PLC	400	39,292
Old Mutual PLC	14,815	35,663
Persimmon PLC	1,090	31,480
Petrofac Ltd.	780	8,757

Security	Shares	Value
Provident Financial PLC	660	$27,506
Prudential PLC	10,670	206,977
Reckitt Benckiser Group PLC	1,180	104,347
RELX PLC	5,802	101,231
Rexam PLC	1,420	12,086
Rio Tinto PLC	2,430	59,081
Rolls-Royce Holdings PLC	4,450	35,033
Royal Dutch Shell PLC Class A	10,235	220,388
Royal Dutch Shell PLC Class B	6,411	138,320
SABMiller PLC	1,195	70,898
Sage Group PLC (The)	4,085	35,984
Schroders PLC	580	22,411
Shire PLC	1,725	95,674
Smith & Nephew PLC	1,780	29,340
Smiths Group PLC	985	13,183
Sports Direct International PLC[b]	805	4,746
St. James’s Place PLC	2,100	28,388
Tate & Lyle PLC	515	4,569
Travis Perkins PLC	505	13,073
Unilever PLC	2,510	109,839
Weir Group PLC (The)	390	4,785
Whitbread PLC	570	32,342
William Hill PLC	2,480	13,685
Wolseley PLC	655	32,175

		3,286,287

TOTAL COMMON STOCKS
(Cost: $12,144,904)		11,676,604

PREFERRED STOCKS — 0.25%

GERMANY — 0.25%
Fuchs Petrolub SE	200	8,153
Henkel AG & Co. KGaA	210	22,217

		30,370

TOTAL PREFERRED STOCKS
(Cost: $31,029)		30,370

RIGHTS — 0.01%

SPAIN — 0.01%
Iberdrola SAb	6,153	852

		852

TOTAL RIGHTS
(Cost: $846)		852

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

January 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[d,e,f]	19,180	$19,180
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[d,e,f]	1,009	1,009
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[d,e]	3,170	3,170

		23,359

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,359)		23,359

TOTAL INVESTMENTS IN SECURITIES — 99.84%
(Cost: $12,200,138)		11,731,185
Other Assets, Less Liabilities — 0.16%		18,341

NET ASSETS — 100.00%		$11,749,526

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.08%

AUSTRALIA — 9.46%
AGL Energy Ltd.	787	$10,354
Alumina Ltd.	3,980	2,914
Amcor Ltd./Australia	782	7,357
AMP Ltd.	1,253	4,759
APA Group	1,435	8,608
Aristocrat Leisure Ltd.	641	4,647
Asciano Ltd.	991	6,239
ASX Ltd.	400	11,982
Aurizon Holdings Ltd.	1,911	4,988
AusNet Services	5,265	5,456
Australia & New Zealand Banking Group Ltd.	384	6,568
Bank of Queensland Ltd.	534	4,944
Bendigo & Adelaide Bank Ltd.	767	5,827
BHP Billiton Ltd.	425	4,615
Boral Ltd.	1,086	4,302
Brambles Ltd.	1,249	9,833
Caltex Australia Ltd.	159	4,178
CIMIC Group Ltd.	147	2,503
Coca-Cola Amatil Ltd.	896	5,330
Cochlear Ltd.	91	6,036
Commonwealth Bank of Australia	187	10,406
Computershare Ltd.	643	4,730
Crown Resorts Ltd.	520	4,513
CSL Ltd.	85	6,253
Dexus Property Group	1,358	7,070
DUET Group	2,387	3,900
Flight Centre Travel Group Ltd.[a]	95	2,626
Goodman Group	1,695	7,290
GPT Group (The)	3,171	10,946
Harvey Norman Holdings Ltd.	1,426	4,479
Healthscope Ltd.	1,357	2,121
Iluka Resources Ltd.	588	2,258
Incitec Pivot Ltd.	1,521	3,335
Insurance Australia Group Ltd.	1,802	6,717
James Hardie Industries PLC	380	4,298
LendLease Group	568	5,219
Macquarie Group Ltd.	99	5,013
Medibank Pvt Ltd.	3,773	6,699
Mirvac Group	5,320	7,150
National Australia Bank Ltd.	383	7,493
Newcrest Mining Ltd.[b]	151	1,376
Oil Search Ltd.	604	2,777

Security	Shares	Value
Orica Ltd.	203	$2,042
Origin Energy Ltd.	1,065	3,089
Platinum Asset Management Ltd.	703	3,212
QBE Insurance Group Ltd.	288	2,216
Ramsay Health Care Ltd.	156	6,685
REA Group Ltd.	96	3,585
Rio Tinto Ltd.	190	5,259
Santos Ltd.	994	2,222
Scentre Group	3,411	10,496
Seek Ltd.	239	2,448
Sonic Healthcare Ltd.	521	6,781
South32 Ltd.[b]	3,207	2,212
Stockland	2,505	7,247
Suncorp Group Ltd.	899	7,383
Sydney Airport	2,037	9,481
Tabcorp Holdings Ltd.	1,744	5,675
Tatts Group Ltd.	2,972	8,724
Telstra Corp. Ltd.	2,851	11,354
TPG Telecom Ltd.	437	3,107
Transurban Group	2,228	16,989
Treasury Wine Estates Ltd.	609	3,903
Vicinity Centres	4,690	9,654
Wesfarmers Ltd.	345	10,291
Westfield Corp.	1,539	10,777
Westpac Banking Corp.	367	8,009
Woodside Petroleum Ltd.	290	5,733
Woolworths Ltd.	469	8,055

		414,738
AUSTRIA — 0.28%
Andritz AG	74	3,423
Erste Group Bank AGb	104	3,008
OMV AG	148	3,788
Voestalpine AG	75	1,967

		12,186
BELGIUM — 1.40%
Ageas	126	5,092
Anheuser-Busch InBev SA/NV	47	5,892
Colruyt SA	121	6,440
Delhaize Group	32	3,339
Groupe Bruxelles Lambert SA	152	11,492
KBC Groep NV	52	2,970
Proximus SADP	192	6,596
Solvay SA	53	4,364
Telenet Group Holding NVb	100	5,186
UCB SA	69	5,870

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
Umicore SA	108	$3,949

		61,190
CANADA — 11.59%
Agnico Eagle Mines Ltd.	146	4,308
Agrium Inc.	59	5,128
Alimentation Couche-Tard Inc. Class B	95	4,117
AltaGas Ltd.	164	3,820
ARC Resources Ltd.	173	2,315
Atco Ltd./Canada Class I	282	7,781
Bank of Montreal	261	13,951
Bank of Nova Scotia (The)	320	13,050
BCE Inc.	394	15,799
Brookfield Asset Management Inc. Class A	316	9,496
CAE Inc.	715	7,433
Cameco Corp.	204	2,466
Canadian Imperial Bank of Commerce/Canada	166	10,763
Canadian National Railway Co.	119	6,423
Canadian Natural Resources Ltd.	154	3,282
Canadian Pacific Railway Ltd.	27	3,231
Canadian Tire Corp. Ltd. Class A	100	8,112
Canadian Utilities Ltd. Class A	389	9,987
Cenovus Energy Inc.	247	3,029
CGI Group Inc. Class Ab	136	5,802
CI Financial Corp.	404	8,882
Constellation Software Inc./Canada	17	6,161
Dollarama Inc.	127	6,784
Empire Co. Ltd. Class A	429	8,072
Enbridge Inc.	176	6,086
Fairfax Financial Holdings Ltd.	19	9,739
Finning International Inc.	166	2,104
First Capital Realty Inc.	1,157	15,391
Fortis Inc./Canada	573	16,576
Franco-Nevada Corp.	89	3,923
George Weston Ltd.	118	9,057
Gildan Activewear Inc.	222	5,578
Goldcorp Inc.	180	2,041
Great-West Lifeco Inc.	459	11,325
H&R REIT	663	8,881
Husky Energy Inc.	227	2,249
IGM Financial Inc.	242	6,175
Imperial Oil Ltd.	176	5,372
Industrial Alliance Insurance & Financial Services Inc.	125	3,694

Security	Shares	Value
Intact Financial Corp.	250	$14,923
Jean Coutu Group PJC Inc. (The) Class A	323	4,519
Keyera Corp.	157	4,284
Loblaw Companies Ltd.	105	4,909
Magna International Inc. Class A	101	3,493
Manulife Financial Corp.	302	4,178
Methanex Corp.	73	1,937
Metro Inc.	381	11,211
National Bank of Canada	338	9,600
Onex Corp.	164	9,758
Open Text Corp.	93	4,530
Pembina Pipeline Corp.	210	4,751
Peyto Exploration & Development Corp.	139	2,976
Potash Corp. of Saskatchewan Inc.	127	2,061
Power Corp. of Canada	406	8,572
Power Financial Corp.	398	9,144
Restaurant Brands International Inc.	126	4,236
RioCan REIT	513	9,019
Rogers Communications Inc. Class B	256	8,726
Royal Bank of Canada	250	12,889
Saputo Inc.	390	9,534
Shaw Communications Inc. Class B	717	12,356
Silver Wheaton Corp.	250	2,933
Smart REIT	133	2,926
SNC-Lavalin Group Inc.	107	3,045
Sun Life Financial Inc.	200	5,710
Suncor Energy Inc.	162	3,820
TELUS Corp.	336	9,305
Thomson Reuters Corp.	331	12,325
Toronto-Dominion Bank (The)	334	12,615
Tourmaline Oil Corp.[b]	126	2,501
TransCanada Corp.	267	9,230
Valeant Pharmaceuticals International Inc.[b]	25	2,292
Vermilion Energy Inc.	112	2,981
West Fraser Timber Co. Ltd.	74	2,532

		508,204
DENMARK — 1.65%
AP Moeller – Maersk A/S Class A	3	3,776
AP Moeller – Maersk A/S Class B	3	3,836
Carlsberg A/S Class B	90	7,543
Chr Hansen Holding A/S	57	3,474
Coloplast A/S Class B	72	5,872
Danske Bank A/S	245	6,561
DSV A/S	219	8,481

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
ISS A/S	120	$4,228
Novo Nordisk A/S Class B	60	3,305
Novozymes A/S Class B	115	4,769
TDC A/S	1,181	5,036
Tryg A/S	407	7,725
William Demant Holding A/Sb	86	7,544

		72,150
FINLAND — 1.09%
Elisa OYJ	161	5,803
Fortum OYJ	350	5,472
Kone OYJ Class B	130	5,679
Metso OYJ	116	2,385
Neste OYJ	102	3,176
Nokia OYJ	359	2,564
Nokian Renkaat OYJ	62	2,093
Orion OYJ Class B	118	3,869
Sampo OYJ Class A	148	7,110
Stora Enso OYJ Class R	380	3,074
UPM-Kymmene OYJ	165	2,669
Wartsila OYJ Abp	88	3,934

		47,828
FRANCE — 7.83%
Accor SA	91	3,446
Aeroports de Paris	79	8,920
Air Liquide SA	87	8,964
Airbus Group SE	67	4,192
Alstom SAa,b	85	2,273
ArcelorMittal[a]	1,048	3,945
Arkema SA	32	1,993
Atos SE	74	5,825
AXA SA	156	3,844
BNP Paribas SA	62	2,933
Bollore SA	881	3,547
Bouygues SA	87	3,395
Bureau Veritas SA	305	5,795
Cap Gemini SA	56	5,095
Carrefour SA	108	3,065
Casino Guichard Perrachon SAa	74	3,341
Christian Dior SE	28	4,720
Cie. de Saint-Gobain	69	2,832
Cie. Generale des Etablissements Michelin Class B	39	3,547
CNP Assurances	192	2,559
Credit Agricole SA	157	1,562
Danone SA	121	8,307

Security	Shares	Value
Dassault Systemes	95	$7,318
Edenred	222	4,158
Electricite de France SA	155	2,019
Engie SA	224	3,562
Essilor International SA	53	6,558
Eurazeo SA	49	2,988
Eutelsat Communications SA	205	6,603
Fonciere des Regions	72	6,100
Gecina SA	55	7,043
Groupe Eurotunnel SE Registered	319	3,655
Hermes International	18	6,107
ICADE	68	4,820
Iliad SA	16	4,000
Imerys SA	79	4,875
Ingenico Group SA	34	4,003
JCDecaux SA	100	3,926
Kering	30	5,033
Klepierre	199	8,592
L’Oreal SA	57	9,717
Lagardere SCA	186	5,271
Legrand SA	92	5,049
LVMH Moet Hennessy Louis Vuitton SE	32	5,132
Natixis SA	374	1,827
Numericable-SFR SAS	52	2,057
Orange SA	212	3,746
Pernod Ricard SA	75	8,761
Publicis Groupe SA	74	4,426
Remy Cointreau SAa	64	4,583
Renault SA	19	1,602
Rexel SA	264	3,115
Safran SA	89	5,745
Sanofi	65	5,384
Schneider Electric SE	52	2,763
SCOR SE	285	9,907
SES SA	332	8,645
Societe BIC SA	39	6,341
Societe Generale SA	46	1,751
Sodexo SA	85	8,292
STMicroelectronics NV	444	2,890
Suez Environnement Co.	188	3,474
Technip SA	49	2,271
Thales SA	95	7,213
Total SA	117	5,181
Unibail-Rodamco SE	26	6,527
Valeo SA	18	2,327

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
Veolia Environnement SA	147	$3,530
Vinci SA	100	6,754
Vivendi SA	292	6,329
Wendel SA	45	4,495
Zodiac Aerospace	140	2,919

		343,484
GERMANY — 5.23%
adidas AG	49	5,036
Allianz SE Registered	23	3,699
Axel Springer SE	90	4,669
BASF SE	54	3,570
Bayer AG Registered	21	2,350
Bayerische Motoren Werke AG	39	3,235
Beiersdorf AG	57	5,247
Brenntag AG	114	5,545
Commerzbank AGb	310	2,505
Continental AG	16	3,334
Daimler AG Registered	42	2,916
Deutsche Bank AG Registered	128	2,271
Deutsche Boerse AG	91	7,740
Deutsche Lufthansa AG Registered[b]	178	2,593
Deutsche Post AG Registered	153	3,697
Deutsche Telekom AG Registered	184	3,189
Deutsche Wohnen AG Bearer	236	6,191
E.ON SE	462	4,712
Evonik Industries AG	127	3,902
Fraport AG Frankfurt Airport Services Worldwide	107	6,459
Fresenius Medical Care AG & Co. KGaA	60	5,302
Fresenius SE & Co. KGaA	73	4,814
GEA Group AG	107	4,472
Hannover Rueck SE	61	6,376
HeidelbergCement AG	58	4,242
Henkel AG & Co. KGaA	46	4,223
HUGO BOSS AG	52	4,128
Infineon Technologies AG	361	4,797
Kabel Deutschland Holding AG	75	9,576
Lanxess AG	53	2,168
Linde AG	53	7,146
MAN SE	130	13,117
Merck KGaA	43	3,726
METRO AG	114	3,202
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	38	7,272

Security	Shares	Value
Osram Licht AG	67	$2,976
ProSiebenSat.1 Media SE Registered	104	5,166
QIAGEN NVb	261	5,908
RTL Group SAb	46	3,709
RWE AG	357	4,972
SAP SE	62	4,910
Siemens AG Registered	58	5,534
Symrise AG	117	7,528
Telefonica Deutschland Holding AG	598	2,953
ThyssenKrupp AG	229	3,527
United Internet AG Registered[c]	96	4,931
Volkswagen AG	17	2,218
Vonovia SE	173	5,243
Zalando SEb,d	65	2,227

		229,223
HONG KONG — 5.02%
AIA Group Ltd.	1,000	5,506
ASM Pacific Technology Ltd.	400	2,883
Bank of East Asia Ltd. (The)	1,800	5,238
BOC Hong Kong Holdings Ltd.	2,500	6,585
Cathay Pacific Airways Ltd.	2,000	3,130
Cheung Kong Infrastructure Holdings Ltd.	1,000	9,354
Cheung Kong Property Holdings Ltd.	500	2,676
CK Hutchison Holdings Ltd.	500	6,190
CLP Holdings Ltd.	2,000	16,729
First Pacific Co. Ltd./Hong Kong	6,000	4,124
Hang Lung Properties Ltd.	1,000	1,832
Hang Seng Bank Ltd.	800	13,209
Henderson Land Development Co. Ltd.	1,000	5,396
HK Electric Investments & HK Electric Investments Ltd.[d]	5,500	4,297
HKT Trust & HKT Ltd.	4,000	5,253
Hong Kong & China Gas Co. Ltd.	5,000	8,750
Hong Kong Exchanges and Clearing Ltd.	100	2,188
Hongkong Land Holdings Ltd.	900	5,643
Hysan Development Co. Ltd.	2,000	7,709
Kerry Properties Ltd.	1,500	3,446
Li & Fung Ltd.	2,000	1,141
Link REIT	1,500	8,548
Melco Crown Entertainment Ltd. ADR	170	2,591
MGM China Holdings Ltd.	2,000	2,387
MTR Corp. Ltd.	3,000	13,530
New World Development Co. Ltd.	3,000	2,428
NWS Holdings Ltd.	3,000	4,433
PCCW Ltd.	10,000	5,962

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
Power Assets Holdings Ltd.	1,000	$9,084
Shangri-La Asia Ltd.	4,000	3,700
Sino Land Co. Ltd.	2,000	2,539
SJM Holdings Ltd.	3,000	1,962
Sun Hung Kai Properties Ltd.	1,000	10,767
Swire Pacific Ltd. Class A	1,000	9,637
Swire Properties Ltd.	1,800	4,637
Techtronic Industries Co. Ltd.	1,000	3,765
Wharf Holdings Ltd. (The)	1,000	4,626
Wheelock & Co. Ltd.	1,000	3,797
Wynn Macau Ltd.	800	858
Yue Yuen Industrial Holdings Ltd.	1,000	3,437

		219,967
IRELAND — 0.32%
CRH PLC	116	3,047
Kerry Group PLC Class A	100	8,148
Ryanair Holdings PLC ADR	36	2,821

		14,016
ISRAEL — 1.36%
Azrieli Group Ltd.	187	6,595
Bank Hapoalim BM	1,518	7,004
Bank Leumi le-Israel BMb	2,196	7,211
Bezeq The Israeli Telecommunication Corp. Ltd.	1,759	3,771
Check Point Software Technologies Ltd.[b]	97	7,645
Delek Group Ltd.	15	2,546
Israel Chemicals Ltd.	704	2,817
Mizrahi Tefahot Bank Ltd.	665	7,422
NICE-Systems Ltd.	81	4,740
Taro Pharmaceutical Industries Ltd.[b]	31	4,520
Teva Pharmaceutical Industries Ltd.	91	5,510

		59,781
ITALY — 1.47%
Assicurazioni Generali SpA	236	3,521
Atlantia SpA	198	5,159
CNH Industrial NV	671	4,164
Enel Green Power SpA	2,775	5,405
Eni SpA	291	4,182
EXOR SpA	116	3,757
Luxottica Group SpA	107	6,663
Prysmian SpA	202	4,124
Snam SpA	1,695	9,473
Telecom Italia SpA[b]	2,064	2,282
Tenaris SA	410	4,206
Terna Rete Elettrica Nazionale SpA	2,128	11,361

		64,297

Security	Shares	Value
JAPAN — 20.84%
ABC-Mart Inc.	100	$5,369
Aeon Co. Ltd.	400	5,277
AEON Financial Service Co. Ltd.	100	2,260
Aisin Seiki Co. Ltd.	100	4,171
Alfresa Holdings Corp.	300	5,496
Amada Holdings Co. Ltd.	200	1,852
ANA Holdings Inc.	2,000	5,799
Aozora Bank Ltd.	1,000	3,312
Asahi Glass Co. Ltd.	1,000	6,005
Asahi Group Holdings Ltd.	200	6,339
Asahi Kasei Corp.	1,000	6,392
ASICS Corp.	100	1,826
Astellas Pharma Inc.	400	5,452
Bandai Namco Holdings Inc.	200	4,493
Bank of Yokohama Ltd. (The)	1,000	5,247
Benesse Holdings Inc.	200	5,526
Bridgestone Corp.	100	3,582
Calbee Inc.	100	4,085
Canon Inc.	100	2,761
Casio Computer Co. Ltd.	100	1,906
Chubu Electric Power Co. Inc.	300	3,800
Chugai Pharmaceutical Co. Ltd.	100	3,019
Chugoku Bank Ltd. (The)	300	3,514
Citizen Holdings Co. Ltd.	500	3,003
Credit Saison Co. Ltd.	100	1,843
Daihatsu Motor Co. Ltd.	300	4,609
Daiichi Sankyo Co. Ltd.	300	6,149
Daiwa House Industry Co. Ltd.	200	5,551
Denso Corp.	100	4,262
Dentsu Inc.	100	5,212
Eisai Co. Ltd.	100	5,939
Electric Power Development Co. Ltd.	100	3,329
FamilyMart Co. Ltd.	100	4,626
Fuji Electric Co. Ltd.	1,000	3,411
Fuji Heavy Industries Ltd.	100	4,011
FUJIFILM Holdings Corp.	100	3,798
Fukuoka Financial Group Inc.	1,000	4,163
Hakuhodo DY Holdings Inc.	400	4,196
Hamamatsu Photonics KK	100	2,446
Hankyu Hanshin Holdings Inc.	1,000	6,154
Hino Motors Ltd.	200	2,227
Hisamitsu Pharmaceutical Co. Inc.	100	4,436
Hitachi Chemical Co. Ltd.	200	3,444
Hitachi High-Technologies Corp.	100	2,788

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
Hokuhoku Financial Group Inc.	1,000	$1,825
Hokuriku Electric Power Co.	300	4,190
Honda Motor Co. Ltd.	100	2,760
Hoya Corp.	100	3,800
Idemitsu Kosan Co. Ltd.	300	4,423
IHI Corp.	1,000	2,098
INPEX Corp.	400	3,481
Isetan Mitsukoshi Holdings Ltd.	200	2,499
Isuzu Motors Ltd.	300	2,979
ITOCHU Corp.	400	4,617
Itochu Techno-Solutions Corp.	200	3,198
Iyo Bank Ltd. (The)	300	2,498
J Front Retailing Co. Ltd.	200	2,718
Japan Airlines Co. Ltd.	100	3,697
Japan Post Bank Co. Ltd.[b]	200	2,432
Japan Post Holdings Co. Ltd.[b]	200	2,635
Japan Prime Realty Investment Corp.	1	3,572
Japan Real Estate Investment Corp.	1	5,270
Japan Retail Fund Investment Corp.	2	4,208
Japan Tobacco Inc.	100	3,850
JFE Holdings Inc.	200	2,653
Joyo Bank Ltd. (The)	1,000	3,998
JSR Corp.	200	2,855
JX Holdings Inc.	1,100	4,143
Kajima Corp.	1,000	5,584
Kamigumi Co. Ltd.	1,000	8,871
Kaneka Corp.	1,000	9,408
Kao Corp.	100	5,282
KDDI Corp.	200	4,969
Keihan Electric Railway Co. Ltd.	1,000	6,195
Keikyu Corp.	1,000	8,186
Keio Corp.	1,000	8,764
Kintetsu Group Holdings Co. Ltd.	2,000	8,161
Kirin Holdings Co. Ltd.	500	6,998
Koito Manufacturing Co. Ltd.	100	4,535
Komatsu Ltd.	200	2,925
Konami Holdings Corp.	200	4,569
Konica Minolta Inc.	200	1,654
Kose Corp.	100	9,119
Kuraray Co. Ltd.	300	3,568
Kurita Water Industries Ltd.	200	4,204
Kyocera Corp.	100	4,099
Kyushu Financial Group Inc.[b]	1,000	6,145
Lawson Inc.	100	7,797
LIXIL Group Corp.	100	2,082

Security	Shares	Value
Mabuchi Motor Co. Ltd.	100	$5,270
Marubeni Corp.	1,000	4,713
Marui Group Co. Ltd.	200	3,126
Maruichi Steel Tube Ltd.	200	5,576
Mazda Motor Corp.	100	1,775
McDonald’s Holdings Co. Japan Ltd.[b]	500	9,838
Medipal Holdings Corp.	300	4,795
Miraca Holdings Inc.	100	4,064
Mitsubishi Chemical Holdings Corp.	400	2,188
Mitsubishi Corp.	300	4,722
Mitsubishi Materials Corp.	1,000	3,031
Mitsubishi Tanabe Pharma Corp.	400	6,476
Mitsubishi UFJ Financial Group Inc.	700	3,524
Mitsubishi UFJ Lease & Finance Co. Ltd.	700	3,417
Mitsui & Co. Ltd.	400	4,479
Mitsui Chemicals Inc.	1,000	4,287
Mitsui OSK Lines Ltd.	1,000	1,949
Mizuho Financial Group Inc.	2,800	4,760
MS&AD Insurance Group Holdings Inc.	100	2,664
Nabtesco Corp.	100	1,697
Nagoya Railroad Co. Ltd.	2,000	9,020
NGK Spark Plug Co. Ltd.	100	2,313
NHK Spring Co. Ltd.	200	1,936
Nidec Corp.	100	6,692
Nikon Corp.	200	2,909
Nippon Building Fund Inc.	1	5,138
Nippon Express Co. Ltd.	1,000	4,609
Nippon Paint Holdings Co. Ltd.	100	1,868
Nippon Steel & Sumitomo Metal Corp.	100	1,756
Nippon Telegraph & Telephone Corp.	200	8,306
Nippon Yusen KK	1,000	2,115
Nissan Motor Co. Ltd.	400	3,899
Nisshin Seifun Group Inc.	500	7,967
Nissin Foods Holdings Co. Ltd.	100	5,039
NOK Corp.	100	2,034
Nomura Holdings Inc.	600	3,221
Nomura Real Estate Holdings Inc.	200	3,459
Nomura Real Estate Master Fund Inc.[b]	5	6,112
Nomura Research Institute Ltd.	100	3,572
NTT Data Corp.	100	4,750
NTT DOCOMO Inc.	300	6,262
NTT Urban Development Corp.	300	2,894
Odakyu Electric Railway Co. Ltd.	1,000	10,482
Olympus Corp.	100	3,833
Omron Corp.	100	2,548

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
Oracle Corp. Japan	100	$4,485
Oriental Land Co. Ltd./Japan	100	6,297
ORIX Corp.	200	2,786
Osaka Gas Co. Ltd.	2,000	7,490
Otsuka Corp.	100	4,898
Otsuka Holdings Co. Ltd.	200	6,633
Park24 Co. Ltd.	300	8,289
Recruit Holdings Co. Ltd.	100	3,126
Resona Holdings Inc.	1,200	5,427
Ricoh Co. Ltd.	200	1,906
Rinnai Corp.	100	9,036
Sankyo Co. Ltd.	100	3,775
Sanrio Co. Ltd.	100	2,289
Santen Pharmaceutical Co. Ltd.	300	4,711
Secom Co. Ltd.	200	13,736
Sega Sammy Holdings Inc.	300	2,790
Seibu Holdings Inc.	100	1,972
Sekisui House Ltd.	300	4,644
Seven & I Holdings Co. Ltd.	100	4,388
Seven Bank Ltd.	900	3,776
Shin-Etsu Chemical Co. Ltd.	100	5,023
Shinsei Bank Ltd.	1,000	1,536
Shionogi & Co. Ltd.	100	4,296
Shiseido Co. Ltd.	200	3,700
Showa Shell Sekiyu KK	300	2,414
Sompo Japan Nipponkoa Holdings Inc.	100	2,907
Sony Corp.	100	2,084
Sony Financial Holdings Inc.	200	3,249
Stanley Electric Co. Ltd.	100	2,162
Sumitomo Corp.	600	5,888
Sumitomo Dainippon Pharma Co. Ltd.	200	2,196
Sumitomo Electric Industries Ltd.	300	3,874
Sumitomo Mitsui Financial Group Inc.	100	3,287
Sumitomo Rubber Industries Ltd.	200	2,499
Suntory Beverage & Food Ltd.	100	4,560
Suruga Bank Ltd.	200	3,565
Suzuken Co. Ltd./Aichi Japan	100	3,407
Suzuki Motor Corp.	100	3,020
Sysmex Corp.	100	6,311
Taiheiyo Cement Corp.	1,000	2,850
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,649
Taiyo Nippon Sanso Corp.	200	1,778
Takeda Pharmaceutical Co. Ltd.	200	9,537
Teijin Ltd.	1,000	3,601
Terumo Corp.	100	3,122

Security	Shares	Value
THK Co. Ltd.	100	$1,566
Tobu Railway Co. Ltd.	1,000	4,824
Toho Co. Ltd./Tokyo	200	5,154
Toho Gas Co. Ltd.	1,000	6,484
Tokio Marine Holdings Inc.	100	3,509
Tokyo Electron Ltd.	100	6,174
Tokyo Gas Co. Ltd.	2,000	9,079
Tokyu Corp.	1,000	7,690
TonenGeneral Sekiyu KK	1,000	8,045
Toppan Printing Co. Ltd.	1,000	8,590
Toray Industries Inc.	1,000	8,405
Toshiba Corp.[b]	1,000	1,644
Toyo Seikan Group Holdings Ltd.	200	3,555
Toyo Suisan Kaisha Ltd.	200	6,831
Toyoda Gosei Co. Ltd.	100	2,129
Toyota Industries Corp.	100	4,915
Toyota Motor Corp.	100	5,947
Toyota Tsusho Corp.	100	2,241
Trend Micro Inc./Japan[b]	100	4,147
Unicharm Corp.	300	5,773
United Urban Investment Corp.	4	5,435
USS Co. Ltd.	200	3,018
West Japan Railway Co.	100	6,393
Yahoo Japan Corp.	700	2,631
Yamaha Corp.	100	2,338
Yamaha Motor Co. Ltd.	100	1,960
Yamato Holdings Co. Ltd.	200	4,324
Yokogawa Electric Corp.	300	3,298

		913,747
NETHERLANDS — 2.49%
Aegon NV	633	3,562
AerCap Holdings NVb	80	2,457
Akzo Nobel NV	64	4,091
Altice NV Class Ab	490	7,020
Altice NV Class Bb	174	2,565
ASML Holding NV	44	4,010
Boskalis Westminster	105	4,124
Gemalto NV	38	2,276
Heineken Holding NV	85	6,498
Heineken NV	58	5,022
ING Groep NV CVA	226	2,591
Koninklijke Ahold NV	299	6,738
Koninklijke DSM NV	113	5,443
Koninklijke Philips NV	186	4,930
Koninklijke Vopak NV	84	3,641

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
Mobileye NVb	89	$2,415
NN Group NV	181	6,103
NXP Semiconductors NVb	39	2,916
OCI NVb	174	3,140
Randstad Holding NV	73	3,960
RELX NV	612	10,175
TNT Express NV	265	2,256
Unilever NV CVA	107	4,734
Wolters Kluwer NV	254	8,613

		109,280
NEW ZEALAND — 1.19%
Auckland International Airport Ltd.	3,613	12,974
Contact Energy Ltd.	3,218	9,577
Fletcher Building Ltd.	1,052	4,690
Meridian Energy Ltd.	4,362	6,632
Mighty River Power Ltd.	3,407	5,841
Ryman Healthcare Ltd.	1,296	6,742
Spark New Zealand Ltd.	2,681	5,828

		52,284
NORWAY — 0.86%
DNB ASA	346	4,131
Gjensidige Forsikring ASA	419	6,611
Norsk Hydro ASA	1,413	4,643
Orkla ASA	1,045	8,393
Schibsted ASA	70	2,036
Statoil ASA	291	3,948
Telenor ASA	289	4,662
Yara International ASA	91	3,410

		37,834
PORTUGAL — 0.22%
Banco Comercial Portugues SA Registered[b]	48,141	2,026
Galp Energia SGPS SA	350	4,132
Jeronimo Martins SGPS SA	240	3,335

		9,493
SINGAPORE — 4.75%
Ascendas REIT	6,225	10,147
CapitaLand Commercial Trust Ltd.	10,000	9,099
CapitaLand Ltd.	3,700	7,981
CapitaLand Mall Trust	8,600	12,024
City Developments Ltd.	1,200	5,868
ComfortDelGro Corp. Ltd.	3,800	7,556
DBS Group Holdings Ltd.	800	7,903
Genting Singapore PLC	10,400	5,151

Security	Shares	Value
Global Logistic Properties Ltd.	4,500	$5,343
Golden Agri-Resources Ltd.[b]	16,900	4,393
Hutchison Port Holdings Trust	11,800	5,605
Jardine Cycle & Carriage Ltd.	111	2,908
Keppel Corp. Ltd.	2,000	7,054
Noble Group Ltd.[a]	9,400	2,047
Oversea-Chinese Banking Corp. Ltd.	2,000	11,129
SembCorp Industries Ltd.	3,700	6,525
Sembcorp Marine Ltd[a]	4,700	5,135
Singapore Airlines Ltd.	1,600	12,399
Singapore Exchange Ltd.	2,400	11,938
Singapore Technologies Engineering Ltd.	4,200	8,469
Singapore Telecommunications Ltd.	3,600	8,878
StarHub Ltd.	4,800	11,399
Suntec REIT	9,300	10,324
United Overseas Bank Ltd.	700	8,897
UOL Group Ltd.	1,700	6,689
Wilmar International Ltd.	4,700	9,411
Yangzijiang Shipbuilding Holdings Ltd.	5,800	3,790

		208,062
SPAIN — 2.19%
Abertis Infraestructuras SA	386	5,724
ACS Actividades de Construccion y Servicios SA	149	3,758
Aena SAb,d	29	3,209
Amadeus IT Holding SA Class A	163	6,617
Banco Bilbao Vizcaya Argentaria SA	633	4,038
Banco de Sabadell SA	1,557	2,803
Banco Popular Espanol SA	784	2,103
Banco Santander SA	1,072	4,564
CaixaBank SA	1,316	3,959
Distribuidora Internacional de Alimentacion SA	498	2,666
Endesa SA	263	5,056
Ferrovial SA	400	8,715
Gas Natural SDG SA	283	5,517
Grifols SA	168	3,482
Iberdrola SA	928	6,475
Industria de Diseno Textil SA	200	6,532
International Consolidated Airlines Group SA	366	2,801
Mapfre SA	1,453	3,237
Repsol SA	588	6,039
Telefonica SA	403	4,220
Zardoya Otis SA	434	4,551

		96,066

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
SWEDEN — 3.27%
Alfa Laval AB	284	$4,869
Assa Abloy AB	321	6,764
Atlas Copco AB Class A	192	4,093
Atlas Copco AB Class B	193	3,921
Boliden AB	181	2,501
Electrolux AB Class B	103	2,234
Getinge AB Class B	136	2,983
Hennes & Mauritz AB Class B	199	6,484
Hexagon AB Class B	133	4,405
Husqvarna AB Class B	463	2,932
ICA Gruppen AB	119	4,201
Industrivarden AB Class C	413	6,517
Investment AB Kinnevik Class B	104	2,668
Investor AB Class B	187	6,230
Lundin Petroleum ABb	281	4,018
Millicom International Cellular SA SDR	59	2,593
Nordea Bank AB	552	5,530
Sandvik AB	472	3,922
Securitas AB Class B	446	6,548
Skandinaviska Enskilda Banken AB Class A	560	5,375
Skanska AB Class B	377	7,241
SKF AB Class B	284	4,312
Svenska Cellulosa AB SCA Class B	215	6,341
Svenska Handelsbanken AB Class A	508	6,357
Swedbank AB Class A	253	5,284
Swedish Match AB	189	6,705
Tele2 AB Class B	540	4,468
Telefonaktiebolaget LM Ericsson Class B	507	4,458
TeliaSonera AB	1,451	6,824
Volvo AB Class B	285	2,577

		143,355
SWITZERLAND — 5.29%
ABB Ltd. Registered	269	4,613
Actelion Ltd. Registered	23	3,010
Adecco SA Registered	63	3,843
Aryzta AG	75	3,418
Baloise Holding AG Registered	59	7,198
Barry Callebaut AG Registered	7	7,986
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	4	23,364
Cie. Financiere Richemont SA Class A Registered	47	3,039
Credit Suisse Group AG Registered	188	3,303

Security	Shares	Value
Dufry AG Registered[b]	46	$4,965
EMS-Chemie Holding AG Registered	12	5,012
Geberit AG Registered	22	7,768
Givaudan SA Registered	5	9,306
Julius Baer Group Ltd.	97	4,094
Kuehne + Nagel International AG Registered	53	6,983
LafargeHolcim Ltd. Registered	119	4,985
Lonza Group AG Registered	22	3,356
Nestle SA Registered	83	6,091
Novartis AG Registered	60	4,597
Pargesa Holding SA Bearer	112	6,487
Partners Group Holding AG	15	5,391
Roche Holding AG	20	5,151
Schindler Holding AG Participation Certificates	44	6,716
Schindler Holding AG Registered	64	9,838
SGS SA Registered	5	9,676
Sika AG Bearer	1	3,569
Sonova Holding AG Registered	41	4,906
Sulzer AG Registered	19	1,729
Swatch Group AG (The) Bearer	13	4,420
Swatch Group AG (The) Registered	45	2,980
Swiss Life Holding AG Registered	18	4,560
Swiss Prime Site AG Registered	171	13,651
Swiss Re AG	91	8,419
Swisscom AG Registered	24	11,887
Syngenta AG Registered	13	4,769
Transocean Ltd.[a]	151	1,537
UBS Group AG	212	3,482
Zurich Insurance Group AG	26	5,730

		231,829
UNITED KINGDOM — 11.28%
3i Group PLC	611	3,831
Aberdeen Asset Management PLC	422	1,476
Admiral Group PLC	257	6,467
Aggreko PLC	134	1,621
Antofagasta PLC	287	1,548
ARM Holdings PLC	167	2,352
Ashtead Group PLC	160	2,040
Associated British Foods PLC	116	5,183
AstraZeneca PLC	87	5,538
Aviva PLC	586	3,997
Babcock International Group PLC	387	5,023
BAE Systems PLC	922	6,749

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
Barclays PLC	653	$1,723
Barratt Developments PLC	316	2,687
BHP Billiton PLC	194	1,861
BP PLC	1,041	5,554
British American Tobacco PLC	168	9,287
British Land Co. PLC (The)	629	6,603
BT Group PLC	936	6,437
Bunzl PLC	352	9,327
Burberry Group PLC	141	2,390
Capita PLC	433	7,217
Carnival PLC	94	4,640
Centrica PLC	1,570	4,561
Cobham PLC	1,244	4,482
Coca-Cola HBC AG	193	3,912
Compass Group PLC	657	11,211
Croda International PLC	127	5,138
Diageo PLC	358	9,570
Direct Line Insurance Group PLC	862	4,580
Dixons Carphone PLC	437	2,936
easyJet PLC	123	2,701
Experian PLC	357	6,026
G4S PLC	1,117	3,594
GKN PLC	691	2,733
GlaxoSmithKline PLC	409	8,349
Hammerson PLC	764	6,324
Hargreaves Lansdown PLC	142	2,745
HSBC Holdings PLC	875	6,110
ICAP PLC	370	2,537
IMI PLC	242	2,762
Imperial Tobacco Group PLC	161	8,646
Inmarsat PLC	385	6,007
InterContinental Hotels Group PLC	143	4,659
Intertek Group PLC	152	6,102
Intu Properties PLC	1,583	6,714
Investec PLC	515	3,243
ITV PLC	1,015	3,841
J Sainsbury PLC	1,210	4,207
Johnson Matthey PLC	97	3,392
Kingfisher PLC	893	4,131
Land Securities Group PLC	419	6,508
Legal & General Group PLC	1,524	5,264
Lloyds Banking Group PLC	3,275	3,041
London Stock Exchange Group PLC	121	4,246
Marks & Spencer Group PLC	538	3,237
Meggitt PLC	700	3,608

Security	Shares	Value
Melrose Industries PLC	11	$45
Merlin Entertainments PLC[d]	434	2,547
Mondi PLC	170	2,739
National Grid PLC	873	12,208
Next PLC	82	8,055
Old Mutual PLC	1,636	3,938
Pearson PLC	308	3,447
Persimmon PLC	107	3,090
Prudential PLC	209	4,054
Randgold Resources Ltd.	32	2,255
Reckitt Benckiser Group PLC	113	9,993
RELX PLC	569	9,928
Rexam PLC	596	5,073
Rio Tinto PLC	87	2,115
Rolls-Royce Holdings PLC	328	2,582
Royal Bank of Scotland Group PLC[b]	579	2,075
Royal Dutch Shell PLC Class A	259	5,577
Royal Dutch Shell PLC Class B	232	5,006
Royal Mail PLC	550	3,583
RSA Insurance Group PLC	683	4,034
SABMiller PLC	136	8,069
Sage Group PLC (The)	688	6,061
Schroders PLC	99	3,825
Segro PLC	1,038	6,462
Severn Trent PLC	168	5,217
Shire PLC	31	1,719
Sky PLC	422	6,477
Smith & Nephew PLC	450	7,417
Smiths Group PLC	414	5,541
Sports Direct International PLC[b]	308	1,816
SSE PLC	367	7,549
St. James’s Place PLC	238	3,217
Standard Chartered PLC	309	2,064
Standard Life PLC	611	3,151
Tate & Lyle PLC	473	4,197
Taylor Wimpey PLC	1,084	2,958
Tesco PLC[b]	1,074	2,642
Travis Perkins PLC	161	4,168
TUI AG	176	2,961
Unilever PLC	232	10,153
United Utilities Group PLC	460	6,241
Vodafone Group PLC	1,665	5,288
Weir Group PLC (The)	132	1,620
Whitbread PLC	76	4,312
William Hill PLC	608	3,355

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
Wm Morrison Supermarkets PLC	1,765	$4,369
Wolseley PLC	87	4,274
WPP PLC	301	6,477

		494,612

TOTAL COMMON STOCKS
(Cost: $4,929,220)		4,343,626

PREFERRED STOCKS — 0.60%

GERMANY — 0.50%
Bayerische Motoren Werke AG	70	4,782
Fuchs Petrolub SE	122	4,973
Henkel AG & Co. KGaA	60	6,348
Porsche Automobil Holding SE	63	2,849
Volkswagen AG	28	3,239

		22,191
ITALY — 0.10%
Intesa Sanpaolo SpA	907	2,389
Telecom Italia SpA	2,050	1,833

		4,222

TOTAL PREFERRED STOCKS
(Cost: $30,179)		26,413

RIGHTS — 0.00%

SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SAb	149	66
Iberdrola SAb	928	129

		195

TOTAL RIGHTS
(Cost: $200)		195

SHORT-TERM INVESTMENTS — 0.62%

MONEY MARKET FUNDS — 0.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[e,f,g]	25,330	25,330
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[e,f,g]	1,333	1,333

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[e,f]	469	$469

		27,132

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,132)		27,132

TOTAL INVESTMENTS IN SECURITIES — 100.30%
(Cost: $4,986,731)		4,397,366
Other Assets, Less Liabilities — (0.30)%		(13,238)

NET ASSETS — 100.00%		$4,384,128

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI INTERNATIONAL DEVELOPED VALUE FACTOR ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.73%

AUSTRALIA — 1.12%
AGL Energy Ltd.	3,185	$41,904
Fortescue Metals Group Ltd.[a]	16,705	20,442
Incitec Pivot Ltd.	12,974	28,449
Newcrest Mining Ltd.[b]	5,356	48,797
Origin Energy Ltd.	4,472	12,969
Santos Ltd.	1,352	3,022
Sonic Healthcare Ltd.	2,184	28,425
South32 Ltd.[b]	38,766	26,736
Treasury Wine Estates Ltd.	12,948	82,979

		293,723
AUSTRIA — 0.26%
OMV AG	845	21,628
Raiffeisen Bank International AGb	1,170	14,686
Voestalpine AG	1,209	31,711

		68,025
BELGIUM — 1.27%
Ageas	1,157	46,754
Delhaize Group	2,730	284,883

		331,637
CANADA — 2.95%
Bombardier Inc. Class Bb	10,335	7,197
Empire Co. Ltd. Class A	4,355	81,947
First Quantum Minerals Ltd.	8,567	18,446
George Weston Ltd.	780	59,867
Loblaw Companies Ltd.	2,834	132,492
Magna International Inc. Class A	1,924	66,542
Metro Inc.	3,380	99,460
Teck Resources Ltd. Class Ba	10,335	38,410
Valeant Pharmaceuticals International Inc.[b]	2,652	243,104
Yamana Gold Inc.	13,429	22,998

		770,463
DENMARK — 1.28%
AP Moeller – Maersk A/S Class A	52	65,444
AP Moeller – Maersk A/S Class B	78	99,750
Carlsberg A/S Class B	2,015	168,870
TDC A/S	440	1,876

		335,940
FINLAND — 0.55%
Fortum OYJ	1,300	20,326
Neste OYJ	364	11,336

Security	Shares	Value
Stora Enso OYJ Class R	4,238	$34,278
UPM-Kymmene OYJ	4,758	76,968

		142,908
FRANCE — 12.45%
ArcelorMittal[a]	18,486	69,590
Atos SE	598	47,074
AXA SA	9,971	245,668
BNP Paribas SA	6,253	295,846
Casino Guichard Perrachon SAa	1,313	59,273
Cie. de Saint-Gobain	2,782	114,194
Cie. Generale des Etablissements Michelin Class B	949	86,318
CNP Assurances	1,131	15,071
Credit Agricole SA	7,579	75,415
Electricite de France SA	1,495	19,477
Engie SA	10,504	167,021
Lagardere SCA	494	13,999
Orange SA	9,607	169,755
Peugeot SAa,b	2,704	39,967
Renault SA	1,456	122,776
Rexel SA	2,314	27,305
Sanofi	13,481	1,116,643
SCOR SE	728	25,306
Societe Generale SA	5,356	203,884
STMicroelectronics NV	3,952	25,726
Total SA	7,124	315,433

		3,255,741
GERMANY — 6.30%
Allianz SE Registered	1,677	269,740
Bayerische Motoren Werke AG	1,365	113,227
Commerzbank AGb	8,697	70,269
Daimler AG Registered	3,874	268,950
Deutsche Bank AG Registered	12,701	225,387
Deutsche Lufthansa AG Registered[b]	3,458	50,382
E.ON SE	13,858	141,328
HeidelbergCement AG	1,248	91,273
K+S AG Registered	1,482	31,126
Merck KGaA	1,274	110,393
METRO AG	1,638	46,003
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	780	149,261
RWE AG	3,588	49,966
Volkswagen AG	234	30,536

		1,647,841

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED VALUE FACTOR ETF

January 31, 2016

Security	Shares	Value
HONG KONG — 3.10%
Bank of East Asia Ltd. (The)[a]	5,200	$15,133
BOC Hong Kong Holdings Ltd.	13,000	34,242
Cathay Pacific Airways Ltd.	13,000	20,345
Cheung Kong Property Holdings Ltd.	13,000	69,570
CK Hutchison Holdings Ltd.	19,500	241,406
Kerry Properties Ltd.	6,500	14,933
MTR Corp. Ltd.	6,500	29,314
New World Development Co. Ltd.	39,000	31,569
NWS Holdings Ltd.	26,000	38,418
PCCW Ltd.	13,000	7,750
Sun Hung Kai Properties Ltd.	13,000	139,974
WH Group Ltd.[a,b,c]	104,000	59,063
Wharf Holdings Ltd. (The)	13,000	60,132
Wheelock & Co. Ltd.	13,000	49,359

		811,208
ISRAEL — 3.96%
Bank Hapoalim BM	9,503	43,844
Bank Leumi le-Israel BMb	13,455	44,185
Bezeq The Israeli Telecommunication Corp. Ltd.	4,043	8,668
Mizrahi Tefahot Bank Ltd.	598	6,674
Teva Pharmaceutical Industries Ltd.	15,405	932,716

		1,036,087
ITALY — 1.96%
CNH Industrial NV	5,590	34,689
Enel SpA	39,260	160,069
Eni SpA	8,073	116,006
Ferrari NVa,b	257	10,178
Mediobanca SpA	3,094	24,657
Telecom Italia SpA[b]	51,298	56,728
UniCredit SpA	19,006	72,966
Unione di Banche Italiane SpA	4,940	22,996
UnipolSai SpA	7,397	15,592

		513,881
JAPAN — 41.11%
Aeon Co. Ltd.	14,300	188,635
Aisin Seiki Co. Ltd.	1,300	54,227
Alfresa Holdings Corp.	2,600	47,634
Amada Holdings Co. Ltd.	2,600	24,075
Asahi Glass Co. Ltd.	13,000	78,066
Asahi Group Holdings Ltd.	3,900	123,606
Asahi Kasei Corp.	13,000	83,091
Bridgestone Corp.	2,600	93,120

Security	Shares	Value
Brother Industries Ltd.	2,600	$25,750
Canon Inc.	6,500	179,433
Central Japan Railway Co.	1,300	237,364
Chubu Electric Power Co. Inc.	3,900	49,400
Chugoku Bank Ltd. (The)	1,300	15,227
Citizen Holdings Co. Ltd.	2,600	15,613
Dai-ichi Life Insurance Co. Ltd. (The)	3,900	52,622
Daihatsu Motor Co. Ltd.	1,300	19,973
Daiichi Sankyo Co. Ltd.	7,800	159,879
Denso Corp.	1,300	55,408
Electric Power Development Co. Ltd.	1,300	43,274
FamilyMart Co. Ltd.	1,300	60,133
Fuji Heavy Industries Ltd.	2,600	104,288
FUJIFILM Holdings Corp.	3,900	148,120
Fujitsu Ltd.	13,000	53,400
GungHo Online Entertainment Inc.[b]	2,600	6,829
Hino Motors Ltd.	2,600	28,950
Hitachi Ltd.	39,000	188,904
Honda Motor Co. Ltd.	9,100	251,130
INPEX Corp.	5,200	45,250
Isuzu Motors Ltd.	3,900	38,721
ITOCHU Corp.	23,400	270,115
Iyo Bank Ltd. (The)	1,300	10,824
Japan Airlines Co. Ltd.	2,600	96,127
Japan Tobacco Inc.	11,700	450,450
JFE Holdings Inc.	7,800	103,472
JSR Corp.	1,300	18,555
JTEKT Corp.	2,600	40,955
JX Holdings Inc.	14,300	53,862
Kansai Electric Power Co. Inc. (The)[b]	3,900	41,733
KDDI Corp.	6,500	161,500
Kirin Holdings Co. Ltd.	7,800	109,174
Kobe Steel Ltd.	52,000	49,395
Komatsu Ltd.	6,500	95,058
Konica Minolta Inc.	3,900	32,246
Kuraray Co. Ltd.	3,900	46,388
Kyocera Corp.	2,600	106,564
LIXIL Group Corp.	1,300	27,060
Marubeni Corp.	28,600	134,797
Mazda Motor Corp.	3,900	69,212
Medipal Holdings Corp.	2,600	41,556
Miraca Holdings Inc.	1,300	52,831
Mitsubishi Chemical Holdings Corp.	11,700	64,006
Mitsubishi Corp.	19,500	306,920
Mitsubishi Heavy Industries Ltd.	26,000	100,207

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED VALUE FACTOR ETF

January 31, 2016

Security	Shares	Value
Mitsubishi Materials Corp.	13,000	$39,409
Mitsubishi Motors Corp.	5,200	41,320
Mitsubishi Tanabe Pharma Corp.	3,900	63,140
Mitsubishi UFJ Financial Group Inc.	75,400	379,538
Mitsui & Co. Ltd.	23,400	261,997
Mitsui Chemicals Inc.	13,000	55,730
Mitsui OSK Lines Ltd.	26,000	50,684
Mizuho Financial Group Inc.	144,300	245,298
MS&AD Insurance Group Holdings Inc.	2,600	69,260
NEC Corp.	13,000	33,932
Nexon Co. Ltd.	1,300	20,810
Nikon Corp.	2,600	37,819
Nippon Steel & Sumitomo Metal Corp.	11,700	205,462
Nippon Telegraph & Telephone Corp.	5,200	215,963
Nippon Yusen KK	26,000	54,979
Nissan Motor Co. Ltd.	15,600	152,051
Nisshin Seifun Group Inc.	3,900	62,141
Nomura Holdings Inc.	14,300	76,777
NSK Ltd.	3,900	39,623
NTT DOCOMO Inc.	6,500	135,675
Oji Holdings Corp.	13,000	51,865
ORIX Corp.	6,500	90,548
Osaka Gas Co. Ltd.	13,000	48,686
Otsuka Holdings Co. Ltd.	6,500	215,566
Resona Holdings Inc.	19,500	88,186
Ricoh Co. Ltd.	7,800	74,350
Rohm Co. Ltd.	1,300	57,878
SBI Holdings Inc./Japan	1,300	12,757
Seiko Epson Corp.	3,900	52,122
Sekisui Chemical Co. Ltd.	2,600	31,226
Sekisui House Ltd.	3,900	60,369
Seven & I Holdings Co. Ltd.	7,800	342,243
Shinsei Bank Ltd.	13,000	19,973
Sompo Japan Nipponkoa Holdings Inc.	1,300	37,787
Sony Corp.	3,900	81,276
Sumitomo Chemical Co. Ltd.	13,000	64,750
Sumitomo Corp.	19,500	191,352
Sumitomo Dainippon Pharma Co. Ltd.	1,300	14,271
Sumitomo Electric Industries Ltd.	5,200	67,156
Sumitomo Mitsui Financial Group Inc.	9,100	299,162
Sumitomo Mitsui Trust Holdings Inc.	13,000	40,783
Sumitomo Rubber Industries Ltd.	1,300	16,247
Suzuken Co. Ltd./Aichi Japan	1,300	44,294
Suzuki Motor Corp.	1,300	39,258
T&D Holdings Inc.	2,600	29,154

Security	Shares	Value
TDK Corp.	1,300	$69,905
Tohoku Electric Power Co. Inc.	2,600	32,171
Tokio Marine Holdings Inc.	2,600	91,230
Tokyo Electric Power Co. Inc.[b]	16,900	83,757
Toshiba Corp.[b]	39,000	64,106
Toyo Suisan Kaisha Ltd.	1,300	44,402
Toyota Industries Corp.	1,300	63,891
Toyota Motor Corp.	14,300	850,452
Toyota Tsusho Corp.	2,600	58,265
West Japan Railway Co.	1,300	83,112
Yamada Denki Co. Ltd.	3,900	18,716
Yamaha Motor Co. Ltd.	1,300	25,481

		10,753,484
NETHERLANDS — 2.55%
Aegon NV	16,276	91,597
AerCap Holdings NVb	481	14,772
Fiat Chrysler Automobiles NVa	5,889	40,814
ING Groep NV CVA	14,560	166,920
Koninklijke Ahold NV	13,429	302,605
NN Group NV	1,521	51,283

		667,991
NORWAY — 0.83%
DNB ASA	4,381	52,305
Norsk Hydro ASA	11,063	36,354
Statoil ASA	3,380	45,854
Telenor ASA	1,729	27,893
Yara International ASA	1,456	54,552

		216,958
PORTUGAL — 0.03%
Banco Comercial Portugues SA Registered[a,b]	197,964	8,333

		8,333
SINGAPORE — 1.63%
DBS Group Holdings Ltd.[a]	5,200	51,368
Golden Agri-Resources Ltd.[b]	239,200	62,182
Hutchison Port Holdings Trust[a]	31,200	14,820
Keppel Corp. Ltd.	14,300	50,436
Noble Group Ltd.[a]	62,400	13,591
Oversea-Chinese Banking Corp. Ltd.[a]	7,800	43,403
SembCorp Industries Ltd.[a]	10,400	18,341
Singapore Airlines Ltd.	5,200	40,298
Wilmar International Ltd.	54,600	109,331
Yangzijiang Shipbuilding Holdings Ltd.	36,400	23,784

		427,554

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED VALUE FACTOR ETF

January 31, 2016

Security	Shares	Value
SPAIN — 2.06%
Banco de Sabadell SA	16,211	$29,188
Banco Popular Espanol SA	6,331	16,982
Banco Santander SA	42,185	179,618
Iberdrola SA	1,723	12,022
International Consolidated Airlines Group SA	6,656	50,948
Mapfre SA	12,467	27,776
Repsol SA	5,642	57,948
Telefonica SA	15,574	163,092

		537,574
SWEDEN — 1.01%
Boliden AB	2,080	28,744
Getinge AB Class B	1,209	26,521
Industrivarden AB Class C	520	8,205
Telefonaktiebolaget LM Ericsson Class B	15,119	132,942
TeliaSonera AB	14,391	67,684

		264,096
SWITZERLAND — 2.48%
Aryzta AG	1,170	53,324
Baloise Holding AG Registered	286	34,890
Credit Suisse Group AG Registered	8,281	145,472
Lonza Group AG Registered	390	59,490
Swiss Life Holding AG Registered	273	69,166
Swiss Re AG	1,638	151,547
Transocean Ltd.[a]	2,483	25,275
Zurich Insurance Group AG	494	108,862

		648,026
UNITED KINGDOM — 11.83%
3i Group PLC	397	2,489
Anglo American PLC	18,174	71,526
Barclays PLC	108,927	287,394
Barratt Developments PLC	3,367	28,633
BP PLC	62,699	334,498
Glencore PLC	60,177	76,381
HSBC Holdings PLC	88,413	617,412
J Sainsbury PLC	42,393	147,390
Lloyds Banking Group PLC	190,411	176,806
Meggitt PLC	6,253	32,233
Old Mutual PLC	16,263	39,148
Pearson PLC	2,275	25,462
Persimmon PLC	1,105	31,913
Petrofac Ltd.	442	4,963

Security	Shares	Value
Royal Bank of Scotland Group PLC[b]	17,628	$63,189
Royal Dutch Shell PLC Class A	15,288	329,194
Royal Dutch Shell PLC Class B	8,827	190,446
Royal Mail PLC	5,655	36,835
Standard Chartered PLC	18,785	125,505
Tate & Lyle PLC	3,796	33,681
Vodafone Group PLC	93,002	295,376
Wm Morrison Supermarkets PLC	58,526	144,869

		3,095,343

TOTAL COMMON STOCKS
(Cost: $25,879,047)		25,826,813

PREFERRED STOCKS — 1.10%

GERMANY — 0.92%
Bayerische Motoren Werke AG	325	22,204
Porsche Automobil Holding SE	1,417	64,075
Volkswagen AG	1,326	153,380

		239,659
ITALY — 0.18%
Intesa Sanpaolo SpA	4,693	12,360
Telecom Italia SpA	39,156	35,018

		47,378

TOTAL PREFERRED STOCKS
(Cost: $307,236)		287,037

RIGHTS — 0.00%

SPAIN — 0.00%
Iberdrola SAb	1,723	239

		239

TOTAL RIGHTS
(Cost: $237)		239

SHORT-TERM INVESTMENTS — 0.53%

MONEY MARKET FUNDS — 0.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[d,e,f]	93,248	93,248
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[d,e,f]	4,908	4,908

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED VALUE FACTOR ETF

January 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[d,e]	39,671	$39,671

		137,827

TOTAL SHORT-TERM INVESTMENTS
(Cost: $137,827)		137,827

TOTAL INVESTMENTS IN SECURITIES — 100.36%
(Cost: $26,324,347)		26,251,916
Other Assets, Less Liabilities — (0.36)%		(92,967)

NET ASSETS — 100.00%		$26,158,949

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 2.83%
Lockheed Martin Corp.	83,192	$17,553,512
Northrop Grumman Corp.	68,991	12,767,475
TransDigm Group Inc.[a]	11,280	2,534,954

		32,855,941
AUTO COMPONENTS — 0.37%
Goodyear Tire & Rubber Co. (The)	68,875	1,956,739
Lear Corp.	22,124	2,297,135

		4,253,874
BANKS — 0.23%
First Republic Bank/CA	40,078	2,725,304

		2,725,304
BEVERAGES — 1.74%
Brown-Forman Corp. Class B	33,623	3,289,674
Coca-Cola Enterprises Inc.	60,130	2,791,235
Constellation Brands Inc. Class A	48,817	7,443,616
Dr Pepper Snapple Group Inc.	71,184	6,679,907

		20,204,432
BIOTECHNOLOGY — 1.33%
Alkermes PLC[a]	41,804	1,338,146
BioMarin Pharmaceutical Inc.[a]	34,390	2,545,548
Incyte Corp.[a]	44,434	3,135,263
Regeneron Pharmaceuticals Inc.[a]	20,119	8,451,791

		15,470,748
BUILDING PRODUCTS — 0.26%
Masco Corp.	115,952	3,059,973

		3,059,973
CAPITAL MARKETS — 0.16%
SEI Investments Co.	45,875	1,800,135

		1,800,135
CHEMICALS — 0.18%
Celanese Corp. Series A	32,820	2,089,649

		2,089,649
COMMERCIAL SERVICES & SUPPLIES — 0.25%
Cintas Corp.	33,862	2,909,423

		2,909,423
COMMUNICATIONS EQUIPMENT — 0.45%
Juniper Networks Inc.	107,348	2,533,413
Palo Alto Networks Inc.[a]	17,639	2,636,854

		5,170,267

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.50%
Martin Marietta Materials Inc.	13,488	$1,693,823
Vulcan Materials Co.	46,613	4,111,267

		5,805,090
CONTAINERS & PACKAGING — 0.35%
Avery Dennison Corp.	32,431	1,974,723
Sealed Air Corp.	52,079	2,110,762

		4,085,485
DIVERSIFIED FINANCIAL SERVICES — 0.21%
Nasdaq Inc.	39,938	2,476,156

		2,476,156
ELECTRICAL EQUIPMENT — 0.29%
Acuity Brands Inc.	16,539	3,347,990

		3,347,990
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.15%
CDW Corp./DE	44,725	1,719,676

		1,719,676
ENERGY EQUIPMENT & SERVICES — 0.23%
Cameron International Corp.[a]	40,169	2,637,497

		2,637,497
FOOD & STAPLES RETAILING — 3.95%
Costco Wholesale Corp.	126,454	19,109,728
Kroger Co. (The)	290,329	11,267,669
Walgreens Boots Alliance Inc.	194,419	15,499,083

		45,876,480
FOOD PRODUCTS — 5.15%
ConAgra Foods Inc.	111,058	4,624,455
General Mills Inc.	133,827	7,562,564
Hormel Foods Corp.	54,049	4,346,080
Kraft Heinz Co. (The)	199,597	15,580,542
McCormick & Co. Inc./MD	31,829	2,799,997
Mondelez International Inc. Class A	578,022	24,912,748

		59,826,386
GAS UTILITIES — 0.19%
AGL Resources Inc.	34,397	2,186,273

		2,186,273
HEALTH CARE EQUIPMENT & SUPPLIES — 1.13%
CR Bard Inc.	17,864	3,273,935
DENTSPLY International Inc.	44,045	2,593,810
Edwards Lifesciences Corp.[a]	57,777	4,518,739
Hologic Inc.[a]	80,067	2,717,474

		13,103,958

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

January 31, 2016

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 4.80%
Aetna Inc.	100,512	$10,236,142
Cigna Corp.	69,581	9,296,021
Henry Schein Inc.[a]	27,670	4,190,345
Humana Inc.	33,206	5,405,605
UnitedHealth Group Inc.	231,302	26,636,738

		55,764,851
HOTELS, RESTAURANTS & LEISURE — 9.00%
Carnival Corp.	141,065	6,789,458
McDonald’s Corp.	336,961	41,709,033
Norwegian Cruise Line Holdings Ltd.[a]	69,029	3,131,846
Royal Caribbean Cruises Ltd.	69,689	5,711,710
Starbucks Corp.	776,373	47,180,187

		104,522,234
HOUSEHOLD DURABLES — 0.72%
DR Horton Inc.	77,001	2,118,298
Mohawk Industries Inc.[a]	18,566	3,089,568
Newell Rubbermaid Inc.	80,453	3,119,967

		8,327,833
HOUSEHOLD PRODUCTS — 0.79%
Church & Dwight Co. Inc.	36,775	3,089,100
Clorox Co. (The)	47,136	6,082,901

		9,172,001
INDUSTRIAL CONGLOMERATES — 1.37%
Danaher Corp.	183,815	15,927,570

		15,927,570
INSURANCE — 4.99%
American International Group Inc.	332,100	18,757,008
Arch Capital Group Ltd.[a]	63,022	4,257,136
Assurant Inc.	25,625	2,083,569
Axis Capital Holdings Ltd.	21,048	1,134,698
Cincinnati Financial Corp.	56,523	3,257,420
Hartford Financial Services Group Inc. (The)	103,439	4,156,179
Markel Corp.[a,b]	5,060	4,252,728
PartnerRe Ltd.	14,156	1,987,502
Progressive Corp. (The)	240,079	7,502,469
Travelers Companies Inc. (The)	85,618	9,164,551
WR Berkley Corp.	27,083	1,358,212

		57,911,472
INTERNET & CATALOG RETAIL — 6.00%
Amazon.com Inc.[a]	92,607	54,360,309
Expedia Inc.	46,482	4,696,541

Security	Shares	Value
Netflix Inc.[a]	115,366	$10,595,214

		69,652,064
INTERNET SOFTWARE & SERVICES — 11.64%
Alphabet Inc. Class Aa	40,424	30,776,812
Alphabet Inc. Class Ca	41,521	30,848,027
eBay Inc.[a]	299,630	7,029,320
Facebook Inc. Class Aa	568,481	63,789,253
VeriSign Inc.[a,b]	34,945	2,641,842

		135,085,254
IT SERVICES — 9.30%
Accenture PLC Class A	206,881	21,834,221
Cognizant Technology Solutions Corp. Class Aa	186,984	11,837,957
Fidelity National Information Services Inc.	94,201	5,626,626
Fiserv Inc.[a]	103,444	9,781,665
Global Payments Inc.	67,581	3,983,900
Sabre Corp.	68,366	1,750,853
Total System Services Inc.	87,067	3,496,611
Vantiv Inc. Class Aa	69,748	3,281,643
Visa Inc. Class A	622,138	46,343,059

		107,936,535
LEISURE PRODUCTS — 0.20%
Hasbro Inc.	30,899	2,295,178

		2,295,178
MACHINERY — 0.24%
Snap-on Inc.	17,325	2,799,027

		2,799,027
MEDIA — 1.66%
Cablevision Systems Corp. Class A	95,732	3,054,808
Time Warner Cable Inc.	89,352	16,262,958

		19,317,766
MULTILINE RETAIL — 0.79%
Target Corp.	126,142	9,135,204

		9,135,204
OIL, GAS & CONSUMABLE FUELS — 0.28%
Tesoro Corp.	37,850	3,302,412

		3,302,412
PHARMACEUTICALS — 4.15%
Allergan PLC[a]	92,782	26,389,984
Eli Lilly & Co.	275,875	21,821,713

		48,211,697

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

January 31, 2016

Security	Shares	Value
PROFESSIONAL SERVICES — 0.52%
Equifax Inc.	42,670	$4,514,486
ManpowerGroup Inc.	20,128	1,536,773

		6,051,259
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.26%
Equinix Inc.	20,841	6,472,590
Extra Space Storage Inc.	42,401	3,845,347
Public Storage	54,881	13,915,626
UDR Inc.	55,319	1,968,803

		26,202,366
ROAD & RAIL — 0.10%
AMERCO	3,014	1,105,083

		1,105,083
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.74%
Maxim Integrated Products Inc.	96,472	3,222,165
NVIDIA Corp.	182,944	5,358,430

		8,580,595
SOFTWARE — 3.29%
Activision Blizzard Inc.	256,175	8,920,013
Adobe Systems Inc.[a]	141,075	12,574,015
CDK Global Inc.	36,734	1,618,133
Citrix Systems Inc.[a]	45,207	3,185,285
Electronic Arts Inc.[a]	112,050	7,232,267
Red Hat Inc.[a]	41,283	2,891,874
Synopsys Inc.[a]	41,671	1,787,686

		38,209,273
SPECIALTY RETAIL — 7.59%
Advance Auto Parts Inc.	29,104	4,425,263
AutoZone Inc.[a]	12,755	9,788,059
Foot Locker Inc.	34,676	2,342,711
Home Depot Inc. (The)	432,134	54,345,172
O’Reilly Automotive Inc.[a]	46,363	12,096,107
Signet Jewelers Ltd.	18,922	2,194,952
Ulta Salon Cosmetics & Fragrance Inc.[a]	15,872	2,875,530

		88,067,794
TEXTILES, APPAREL & LUXURY GOODS — 3.64%
NIKE Inc. Class B	609,618	37,802,412
Under Armour Inc. Class Aa,b	51,697	4,416,475

		42,218,887
TOBACCO — 5.67%
Altria Group Inc.	712,849	43,562,202
Reynolds American Inc.	445,282	22,241,836

		65,804,038

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.24%
T-Mobile U.S. Inc.[a]	68,330	$2,743,449

		2,743,449

TOTAL COMMON STOCKS
(Cost: $1,124,866,773)		1,159,948,579

SHORT-TERM INVESTMENTS — 0.96%

MONEY MARKET FUNDS — 0.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	9,745,850	9,745,850
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	512,931	512,931
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	859,118	859,118

		11,117,899

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,117,899)		11,117,899

TOTAL INVESTMENTS IN SECURITIES — 100.89%
(Cost: $1,135,984,672)		1,171,066,478
Other Assets, Less Liabilities — (0.89)%		(10,304,689)

NET ASSETS — 100.00%		$1,160,761,789

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA QUALITY FACTOR ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 4.82%
Boeing Co. (The)	372,907	$44,797,318
Lockheed Martin Corp.	136,858	28,877,038
Northrop Grumman Corp.	64,743	11,981,340
Rockwell Collins Inc.	45,474	3,677,937

		89,333,633
AIR FREIGHT & LOGISTICS — 0.38%
CH Robinson Worldwide Inc.	59,532	3,855,888
Expeditors International of Washington Inc.	72,234	3,259,198

		7,115,086
AUTO COMPONENTS — 0.40%
Delphi Automotive PLC	114,807	7,455,567

		7,455,567
BANKS — 0.16%
Signature Bank/New York NYa	21,683	3,021,309

		3,021,309
BEVERAGES — 5.64%
Brown-Forman Corp. Class B	88,989	8,706,683
Coca-Cola Enterprises Inc.	124,590	5,783,468
Dr Pepper Snapple Group Inc.	100,544	9,435,049
PepsiCo Inc.	810,723	80,504,794

		104,429,994
BIOTECHNOLOGY — 6.54%
Baxalta Inc.	284,339	11,376,403
Biogen Inc.[a]	95,060	25,957,084
Celgene Corp.[a]	279,201	28,009,444
Gilead Sciences Inc.	672,946	55,854,518

		121,197,449
CAPITAL MARKETS — 4.39%
Affiliated Managers Group Inc.[a]	25,947	3,481,828
Ameriprise Financial Inc.	76,202	6,907,711
BlackRock Inc.[b]	60,598	19,043,527
Charles Schwab Corp. (The)	560,611	14,312,399
Eaton Vance Corp. NVS	76,507	2,192,691
Franklin Resources Inc.	227,451	7,883,452
Invesco Ltd.	175,154	5,242,359
Raymond James Financial Inc.	59,857	2,622,335
SEI Investments Co.	91,354	3,584,731
T Rowe Price Group Inc.	170,056	12,065,473
TD Ameritrade Holding Corp.	145,643	4,016,834

		81,353,340

Security	Shares	Value
CHEMICALS — 2.69%
EI du Pont de Nemours & Co.	233,092	$12,297,934
International Flavors & Fragrances Inc.	24,256	2,836,982
LyondellBasell Industries NV Class A	181,338	14,138,924
Monsanto Co.	133,179	12,066,017
Sherwin-Williams Co. (The)	30,878	7,894,578
Westlake Chemical Corp.	13,879	631,217

		49,865,652
COMMUNICATIONS EQUIPMENT — 1.13%
F5 Networks Inc.[a]	22,200	2,081,916
QUALCOMM Inc.	417,251	18,918,160

		21,000,076
DIVERSIFIED CONSUMER SERVICES — 0.14%
H&R Block Inc.	74,386	2,532,843

		2,532,843
DIVERSIFIED FINANCIAL SERVICES — 3.60%
Berkshire Hathaway Inc. Class Ba,c	488,926	63,447,927
Nasdaq Inc.	51,850	3,214,700

		66,662,627
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.69%
AT&T Inc.	1,384,563	49,927,342

		49,927,342
ELECTRIC UTILITIES — 1.06%
OGE Energy Corp.	324,856	8,520,973
Pinnacle West Capital Corp.	168,292	11,159,442

		19,680,415
ELECTRICAL EQUIPMENT — 0.93%
Emerson Electric Co.	259,571	11,935,074
Rockwell Automation Inc.	56,094	5,360,904

		17,295,978
ENERGY EQUIPMENT & SERVICES — 1.80%
FMC Technologies Inc.[a]	62,555	1,573,258
Halliburton Co.	198,932	6,324,048
Helmerich & Payne Inc.	26,495	1,345,946
National Oilwell Varco Inc.[c]	87,096	2,834,104
Oceaneering International Inc.	26,970	912,935
Schlumberger Ltd.	280,854	20,297,319

		33,287,610
FOOD & STAPLES RETAILING — 1.75%
Costco Wholesale Corp.	214,024	32,343,307

		32,343,307

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA QUALITY FACTOR ETF

January 31, 2016

Security	Shares	Value
FOOD PRODUCTS — 1.74%
Campbell Soup Co.	92,660	$5,226,951
Hershey Co. (The)	131,974	11,628,229
Hormel Foods Corp.	76,824	6,177,418
Mead Johnson Nutrition Co.	126,207	9,148,745

		32,181,343
HEALTH CARE EQUIPMENT & SUPPLIES — 0.82%
Edwards Lifesciences Corp.[a]	68,419	5,351,050
ResMed Inc.	49,288	2,794,630
St. Jude Medical Inc.	81,639	4,315,437
Varian Medical Systems Inc.[a,c]	35,286	2,721,609

		15,182,726
HEALTH CARE PROVIDERS & SERVICES — 0.20%
Henry Schein Inc.[a,c]	24,700	3,740,568

		3,740,568
HEALTH CARE TECHNOLOGY — 0.28%
Cerner Corp.[a,c]	87,748	5,090,262

		5,090,262
HOTELS, RESTAURANTS & LEISURE — 4.73%
Chipotle Mexican Grill Inc.[a]	9,594	4,345,794
McDonald’s Corp.	286,644	35,480,794
Starbucks Corp.	614,888	37,366,744
Yum! Brands Inc.	143,203	10,363,601

		87,556,933
INDUSTRIAL CONGLOMERATES — 2.37%
3M Co.	291,097	43,955,647

		43,955,647
INSURANCE — 6.07%
Aflac Inc.	211,634	12,266,307
Aon PLC	135,697	11,918,268
Arch Capital Group Ltd.[a]	62,026	4,189,856
Assurant Inc.	28,920	2,351,485
Axis Capital Holdings Ltd.	42,662	2,299,908
Chubb Ltd.	207,214	23,429,651
Lincoln National Corp.	111,011	4,380,494
Marsh & McLennan Companies Inc.	290,806	15,508,684
Principal Financial Group Inc.	143,469	5,451,822
Progressive Corp. (The)	312,649	9,770,281
Torchmark Corp.	62,473	3,394,783
Travelers Companies Inc. (The)	142,901	15,296,123
WR Berkley Corp.	43,014	2,157,152

		112,414,814

Security	Shares	Value
INTERNET & CATALOG RETAIL — 0.81%
Priceline Group Inc. (The)[a]	14,152	$15,071,456

		15,071,456
IT SERVICES — 7.56%
Accenture PLC Class A	303,316	32,011,971
Automatic Data Processing Inc.	155,545	12,924,234
MasterCard Inc. Class A	498,662	44,395,878
Paychex Inc.	132,851	6,358,249
Teradata Corp.[a,c]	40,177	977,908
Visa Inc. Class Ac	551,741	41,099,187
Western Union Co. (The)	134,973	2,407,918

		140,175,345
LEISURE PRODUCTS — 0.12%
Polaris Industries Inc.	28,876	2,132,204

		2,132,204
LIFE SCIENCES TOOLS & SERVICES — 0.43%
Mettler-Toledo International Inc.[a]	15,880	4,968,058
Waters Corp.[a]	24,697	2,993,523

		7,961,581
MULTI-UTILITIES — 2.05%
Public Service Enterprise Group Inc.	918,817	37,947,142

		37,947,142
OIL, GAS & CONSUMABLE FUELS — 5.08%
Chesapeake Energy Corp.[c]	222,965	755,851
Exxon Mobil Corp.	884,078	68,825,472
Marathon Petroleum Corp.	154,676	6,463,910
Phillips 66	119,716	9,595,238
Valero Energy Corp.	124,304	8,436,513

		94,076,984
PERSONAL PRODUCTS — 0.66%
Estee Lauder Companies Inc. (The) Class A	144,477	12,316,664

		12,316,664
PHARMACEUTICALS — 6.34%
Eli Lilly & Co.	298,943	23,646,391
Johnson & Johnson	899,134	93,905,555

		117,551,946
PROFESSIONAL SERVICES — 0.14%
Robert Half International Inc.	60,107	2,630,883

		2,630,883
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.20%
Public Storage	87,999	22,313,027

		22,313,027

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA QUALITY FACTOR ETF

January 31, 2016

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.39%
CBRE Group Inc. Class Aa	132,419	$3,703,759
Jones Lang LaSalle Inc.	25,329	3,564,297

		7,268,056
ROAD & RAIL — 0.13%
JB Hunt Transport Services Inc.	33,581	2,441,339

		2,441,339
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.29%
Intel Corp.	1,221,114	37,878,956
Linear Technology Corp.	84,174	3,596,755
Skyworks Solutions Inc.	56,329	3,882,195
Texas Instruments Inc.	294,242	15,574,229

		60,932,135
SOFTWARE — 4.94%
Intuit Inc.	73,263	6,997,349
Microsoft Corp.	1,532,951	84,450,271

		91,447,620
SPECIALTY RETAIL — 6.06%
Bed Bath & Beyond Inc.[a,c]	55,368	2,390,237
Gap Inc. (The)	91,575	2,263,734
Home Depot Inc. (The)	472,173	59,380,476
O’Reilly Automotive Inc.[a]	36,789	9,598,250
Ross Stores Inc.	168,561	9,483,242
TJX Companies Inc. (The)	308,028	21,943,915
Tractor Supply Co.	46,532	4,109,241
Ulta Salon Cosmetics & Fragrance Inc.[a]	17,652	3,198,013

		112,367,108
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.70%
Apple Inc.	703,803	68,508,184

		68,508,184
TEXTILES, APPAREL & LUXURY GOODS — 2.12%
lululemon athletica Inc.[a,c]	32,436	2,013,302
Michael Kors Holdings Ltd.[a,c]	74,524	2,973,508
NIKE Inc. Class B	440,809	27,334,566
VF Corp.	110,698	6,929,695

		39,251,071
TRADING COMPANIES & DISTRIBUTORS — 0.52%
Fastenal Co.	121,686	4,935,584
WW Grainger Inc.[c]	23,642	4,650,145

		9,585,729

TOTAL COMMON STOCKS
(Cost: $1,873,593,553)		1,850,602,995

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.23%

MONEY MARKET FUNDS — 1.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,d,e]	19,300,666	$19,300,666
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,d,e]	1,015,808	1,015,808
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,d]	2,521,009	2,521,009

		22,837,483

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,837,483)		22,837,483

TOTAL INVESTMENTS IN SECURITIES — 101.10%
(Cost: $1,896,431,036)		1,873,440,478
Other Assets, Less Liabilities — (1.10)%		(20,331,067)

NET ASSETS — 100.00%		$1,853,109,411

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 100.09%

AEROSPACE & DEFENSE — 2.49%
B/E Aerospace Inc.	4,674	$189,063
Boeing Co. (The)	2,123	255,036
General Dynamics Corp.	2,797	374,155
Honeywell International Inc.	4,400	454,080
L-3 Communications Holdings Inc.	2,864	334,630
Lockheed Martin Corp.	2,161	455,971
Northrop Grumman Corp.	2,177	402,876
Precision Castparts Corp.	970	227,901
Raytheon Co.	2,926	375,230
Rockwell Collins Inc.	4,954	400,680
Textron Inc.	4,243	145,195
TransDigm Group Inc.[a]	1,719	386,311
United Technologies Corp.	4,149	363,826

		4,364,954
AIR FREIGHT & LOGISTICS — 0.80%
CH Robinson Worldwide Inc.	4,541	294,121
Expeditors International of Washington Inc.	7,035	317,419
FedEx Corp.	2,015	267,753
United Parcel Service Inc. Class B	5,664	527,885

		1,407,178
AIRLINES — 0.24%
American Airlines Group Inc.	1,965	76,615
Delta Air Lines Inc.	2,519	111,567
Southwest Airlines Co.	4,033	151,722
United Continental Holdings Inc.[a]	1,558	75,220

		415,124
AUTO COMPONENTS — 0.64%
Autoliv Inc.[b]	2,463	253,147
BorgWarner Inc.	5,715	167,792
Delphi Automotive PLC	2,994	194,430
Goodyear Tire & Rubber Co. (The)	3,961	112,532
Johnson Controls Inc.	5,066	181,718
Lear Corp.	2,012	208,906

		1,118,525
AUTOMOBILES — 0.35%
Ford Motor Co.	16,617	198,407
General Motors Co.	5,398	159,997
Harley-Davidson Inc.	5,054	202,160
Tesla Motors Inc.[a,b]	255	48,756

		609,320

Security	Shares	Value
BANKS — 3.46%
Bank of America Corp.	12,790	$180,851
BB&T Corp.	12,379	404,298
CIT Group Inc.	7,376	216,486
Citigroup Inc.	4,659	198,380
Citizens Financial Group Inc.	9,871	209,759
Comerica Inc.	5,487	188,204
Fifth Third Bancorp.	16,978	268,252
First Republic Bank/CA	4,490	305,320
Huntington Bancshares Inc./OH	35,401	303,741
JPMorgan Chase & Co.	5,588	332,486
KeyCorp	21,679	241,938
M&T Bank Corp.	4,234	466,502
People’s United Financial Inc.	36,811	528,974
PNC Financial Services Group Inc. (The)[c]	5,103	442,175
Regions Financial Corp.	24,426	198,339
Signature Bank/New York NYa	1,737	242,034
SunTrust Banks Inc.	7,218	264,034
U.S. Bancorp.	12,299	492,698
Wells Fargo & Co.	11,389	572,069

		6,056,540
BEVERAGES — 1.78%
Brown-Forman Corp. Class B	4,271	417,875
Coca-Cola Co. (The)	12,910	554,097
Coca-Cola Enterprises Inc.	7,554	350,657
Constellation Brands Inc. Class A	969	147,753
Dr Pepper Snapple Group Inc.	5,445	510,959
Molson Coors Brewing Co. Class B	2,886	261,125
Monster Beverage Corp.[a]	665	89,795
PepsiCo Inc.	7,940	788,442

		3,120,703
BIOTECHNOLOGY — 0.74%
AbbVie Inc.	1,324	72,688
Alexion Pharmaceuticals Inc.[a]	617	90,039
Alkermes PLC[a]	1,214	38,860
Alnylam Pharmaceuticals Inc.[a]	393	27,093
Amgen Inc.	1,408	215,044
Baxalta Inc.	2,670	106,827
Biogen Inc.[a]	388	105,947
BioMarin Pharmaceutical Inc.[a]	990	73,280
Celgene Corp.[a]	1,267	127,105
Gilead Sciences Inc.	1,598	132,634
Incyte Corp.[a]	432	30,482
Ionis Pharmaceuticals Inc.[a,b]	735	28,613

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
Medivation Inc.[a]	1,881	$61,509
Regeneron Pharmaceuticals Inc.[a]	178	74,776
United Therapeutics Corp.[a]	637	78,466
Vertex Pharmaceuticals Inc.[a]	320	29,040

		1,292,403
BUILDING PRODUCTS — 0.20%
Fortune Brands Home & Security Inc.	3,847	186,926
Masco Corp.	6,047	159,580

		346,506
CAPITAL MARKETS — 2.35%
Affiliated Managers Group Inc.[a]	1,430	191,892
Ameriprise Financial Inc.	2,576	233,514
Bank of New York Mellon Corp. (The)	8,777	317,903
BlackRock Inc.[c]	814	255,808
Charles Schwab Corp. (The)	5,627	143,657
E*TRADE Financial Corp.[a]	4,661	109,813
Eaton Vance Corp. NVS	5,380	154,191
Franklin Resources Inc.	7,390	256,137
Goldman Sachs Group Inc. (The)	1,669	269,644
Invesco Ltd.	8,594	257,218
Legg Mason Inc.	5,884	180,168
Morgan Stanley	6,064	156,936
Northern Trust Corp.	5,157	320,147
Raymond James Financial Inc.	5,004	219,225
SEI Investments Co.	6,748	264,792
State Street Corp.	4,071	226,877
T Rowe Price Group Inc.	5,596	397,036
TD Ameritrade Holding Corp.	5,919	163,246

		4,118,204
CHEMICALS — 3.13%
Air Products & Chemicals Inc.	2,376	301,063
Airgas Inc.	3,264	456,960
Albemarle Corp.	3,551	186,925
Ashland Inc.	2,903	275,088
Axalta Coating Systems Ltd.[a]	4,960	118,098
Celanese Corp. Series A	3,053	194,384
CF Industries Holdings Inc.	3,319	99,570
Dow Chemical Co. (The)	4,477	188,034
Eastman Chemical Co.	3,093	189,322
Ecolab Inc.	4,410	475,707
EI du Pont de Nemours & Co.	4,530	239,003
FMC Corp.	6,259	223,571

Security	Shares	Value
International Flavors & Fragrances Inc.	4,463	$521,992
LyondellBasell Industries NV Class A	1,812	141,282
Monsanto Co.	4,475	405,435
Mosaic Co. (The)	5,480	132,068
PPG Industries Inc.	3,278	311,803
Praxair Inc.	5,835	583,500
Sherwin-Williams Co. (The)	1,310	334,928
Westlake Chemical Corp.	2,366	107,606

		5,486,339
COMMERCIAL SERVICES & SUPPLIES — 1.63%
ADT Corp. (The)	4,346	128,555
Cintas Corp.	6,376	547,826
Republic Services Inc.	15,649	683,861
Stericycle Inc.[a]	3,722	447,943
Tyco International PLC	12,214	420,039
Waste Management Inc.	11,781	623,804

		2,852,028
COMMUNICATIONS EQUIPMENT — 0.88%
Cisco Systems Inc.	9,696	230,668
F5 Networks Inc.[a]	1,343	125,946
Harris Corp.	3,961	344,488
Juniper Networks Inc.	5,174	122,106
Motorola Solutions Inc.	5,691	379,988
Palo Alto Networks Inc.[a,b]	579	86,555
QUALCOMM Inc.	5,590	253,451

		1,543,202
CONSTRUCTION & ENGINEERING — 0.37%
Chicago Bridge & Iron Co. NV	3,633	141,033
Fluor Corp.	4,127	185,261
Jacobs Engineering Group Inc.[a]	4,979	195,326
Quanta Services Inc.[a,b]	7,103	132,826

		654,446
CONSTRUCTION MATERIALS — 0.18%
Martin Marietta Materials Inc.	1,008	126,585
Vulcan Materials Co.	2,238	197,391

		323,976
CONSUMER FINANCE — 0.79%
Ally Financial Inc.[a]	12,477	197,760
American Express Co.	5,165	276,327
Capital One Financial Corp.	3,861	253,359
Discover Financial Services	5,926	271,352
Navient Corp.	16,101	153,926

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
Synchrony Financial[a]	8,185	$232,618

		1,385,342
CONTAINERS & PACKAGING — 1.00%
Avery Dennison Corp.	5,307	323,143
Ball Corp.	5,465	365,226
Crown Holdings Inc.[a]	6,600	302,808
International Paper Co.	8,169	279,461
Packaging Corp. of America	3,582	182,073
Sealed Air Corp.	4,269	173,023
WestRock Co.	3,657	129,019

		1,754,753
DISTRIBUTORS — 0.34%
Genuine Parts Co.	4,836	416,718
LKQ Corp.[a]	6,373	174,620

		591,338
DIVERSIFIED CONSUMER SERVICES — 0.12%
H&R Block Inc.	5,966	203,142

		203,142
DIVERSIFIED FINANCIAL SERVICES — 1.39%
Berkshire Hathaway Inc. Class Ba	5,480	711,140
CME Group Inc./IL	3,165	284,375
Intercontinental Exchange Inc.	1,201	316,824
Leucadia National Corp.	16,074	266,185
McGraw Hill Financial Inc.	1,966	167,149
Moody’s Corp.	1,884	167,940
Nasdaq Inc.	5,456	338,272
Voya Financial Inc.	6,160	188,373

		2,440,258
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.13%
AT&T Inc.	17,383	626,831
CenturyLink Inc.	7,633	194,031
Frontier Communications Corp.	25,986	118,236
Level 3 Communications Inc.[a]	2,639	128,810
SBA Communications Corp. Class Aa	3,329	330,503
Verizon Communications Inc.	11,525	575,904

		1,974,315
ELECTRIC UTILITIES — 3.80%
American Electric Power Co. Inc.	8,510	518,855
Duke Energy Corp.	8,643	650,818
Edison International	7,183	443,909
Entergy Corp.	6,287	443,736
Eversource Energy	9,541	513,306
Exelon Corp.	10,293	304,364

Security	Shares	Value
FirstEnergy Corp.	9,507	$314,301
NextEra Energy Inc.	5,099	569,609
OGE Energy Corp.	14,103	369,922
Pepco Holdings Inc.	11,082	295,668
Pinnacle West Capital Corp.	6,828	452,765
PPL Corp.	13,370	468,752
Southern Co. (The)	14,304	699,752
Xcel Energy Inc.	16,180	618,400

		6,664,157
ELECTRICAL EQUIPMENT — 0.85%
Acuity Brands Inc.	739	149,596
AMETEK Inc.	6,526	307,048
Eaton Corp. PLC	4,003	202,191
Emerson Electric Co.	7,317	336,436
Rockwell Automation Inc.	2,708	258,804
Sensata Technologies Holding NVa	6,597	242,110

		1,496,185
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.08%
Amphenol Corp. Class A	6,749	334,548
Arrow Electronics Inc.[a]	3,762	194,119
Avnet Inc.	5,294	211,336
CDW Corp./DE	2,730	104,969
Corning Inc.	11,967	222,706
Flextronics International Ltd.[a]	20,112	210,774
FLIR Systems Inc.	6,785	198,393
TE Connectivity Ltd.	5,403	308,835
Trimble Navigation Ltd.[a]	5,678	109,529

		1,895,209
ENERGY EQUIPMENT & SERVICES — 0.73%
Baker Hughes Inc.	3,349	145,715
Cameron International Corp.[a]	1,199	78,726
Core Laboratories NV	1,021	100,467
Ensco PLC Class A	5,462	53,418
FMC Technologies Inc.[a]	3,964	99,695
Halliburton Co.	3,962	125,952
Helmerich & Payne Inc.	1,843	93,624
National Oilwell Varco Inc.	5,543	180,369
Oceaneering International Inc.	3,575	121,014
Schlumberger Ltd.	3,304	238,780
Weatherford International PLC[a]	6,299	42,455

		1,280,215
FOOD & STAPLES RETAILING — 1.68%
Costco Wholesale Corp.	3,813	576,220
CVS Health Corp.	5,725	552,978

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
Kroger Co. (The)	9,760	$378,785
Rite Aid Corp.[a]	6,344	49,420
Sysco Corp.	13,196	525,333
Wal-Mart Stores Inc.	7,891	523,647
Walgreens Boots Alliance Inc.	2,454	195,633
Whole Foods Market Inc.	4,993	146,345

		2,948,361
FOOD PRODUCTS — 3.63%
Archer-Daniels-Midland Co.	7,186	254,025
Bunge Ltd.	5,558	344,652
Campbell Soup Co.	8,354	471,249
ConAgra Foods Inc.	8,823	367,390
General Mills Inc.	12,348	697,785
Hershey Co. (The)	6,232	549,102
Hormel Foods Corp.	6,582	529,259
JM Smucker Co. (The)	4,223	541,895
Kellogg Co.	10,926	802,405
Keurig Green Mountain Inc.	1,123	100,228
Kraft Heinz Co. (The)	1,905	148,704
McCormick & Co. Inc./MD	5,603	492,896
Mead Johnson Nutrition Co.	3,721	269,735
Mondelez International Inc. Class A	8,806	379,539
Tyson Foods Inc. Class A	4,334	231,262
WhiteWave Foods Co. (The)[a]	4,552	171,838

		6,351,964
GAS UTILITIES — 0.16%
AGL Resources Inc.	4,324	274,833

		274,833
HEALTH CARE EQUIPMENT & SUPPLIES — 2.86%
Abbott Laboratories	8,620	326,267
Baxter International Inc.	10,745	393,267
Becton Dickinson and Co.	3,486	506,760
Boston Scientific Corp.[a]	9,668	169,480
Cooper Companies Inc. (The)	2,181	286,038
CR Bard Inc.	2,045	374,787
DENTSPLY International Inc.	6,838	402,690
Edwards Lifesciences Corp.[a]	1,672	130,767
Hologic Inc.[a]	5,840	198,209
Intuitive Surgical Inc.[a]	249	134,672
Medtronic PLC	5,367	407,462
ResMed Inc.	3,561	201,909
St. Jude Medical Inc.	4,002	211,546
Stryker Corp.	4,827	478,597
Varian Medical Systems Inc.[a]	5,968	460,312
Zimmer Biomet Holdings Inc.	3,219	319,518

		5,002,281

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.45%
Aetna Inc.	2,590	$263,766
AmerisourceBergen Corp.	4,699	420,842
Anthem Inc.	2,534	330,662
Cardinal Health Inc.	4,186	340,615
Centene Corp.[a,b]	2,366	146,834
Cigna Corp.	2,022	270,139
DaVita HealthCare Partners Inc.[a]	5,348	358,958
Envision Healthcare Holdings Inc.[a]	2,926	64,665
Express Scripts Holding Co.[a]	4,905	352,522
HCA Holdings Inc.[a]	2,771	192,806
Henry Schein Inc.[a,b]	4,203	636,502
Humana Inc.	987	160,674
Laboratory Corp. of America Holdings[a]	3,497	392,888
McKesson Corp.	1,961	315,682
MEDNAX Inc.[a]	5,401	375,153
Patterson Companies Inc.	12,489	530,283
Quest Diagnostics Inc.	5,042	331,108
UnitedHealth Group Inc.	3,110	358,147
Universal Health Services Inc. Class B	1,850	208,384

		6,050,630
HEALTH CARE TECHNOLOGY — 0.18%
Cerner Corp.[a]	4,383	254,258
IMS Health Holdings Inc.[a,b]	2,821	65,221

		319,479
HOTELS, RESTAURANTS & LEISURE — 2.20%
Aramark	4,095	130,835
Carnival Corp.	5,312	255,667
Chipotle Mexican Grill Inc.[a]	384	173,941
Darden Restaurants Inc.	5,623	354,586
Hilton Worldwide Holdings Inc.	5,698	101,481
Las Vegas Sands Corp.	3,282	148,018
Marriott International Inc./MD Class A	4,525	277,292
McDonald’s Corp.	6,865	849,750
MGM Resorts International[a]	5,117	102,749
Norwegian Cruise Line Holdings Ltd.[a]	2,399	108,843
Royal Caribbean Cruises Ltd.	1,744	142,938
Starbucks Corp.	6,383	387,895
Starwood Hotels & Resorts Worldwide Inc.	3,191	198,608
Wyndham Worldwide Corp.	3,978	258,172

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
Wynn Resorts Ltd.	1,613	$108,620
Yum! Brands Inc.	3,490	252,571

		3,851,966
HOUSEHOLD DURABLES — 1.29%
DR Horton Inc.	3,634	99,971
Garmin Ltd.	5,776	203,200
Harman International Industries Inc.	975	72,530
Jarden Corp.[a]	6,754	358,300
Leggett & Platt Inc.	9,276	385,047
Lennar Corp. Class A	3,249	136,946
Mohawk Industries Inc.[a]	1,293	215,168
Newell Rubbermaid Inc.	9,732	377,407
PulteGroup Inc.	6,649	111,437
Toll Brothers Inc.[a]	5,352	147,822
Whirlpool Corp.	1,118	150,248

		2,258,076
HOUSEHOLD PRODUCTS — 2.16%
Church & Dwight Co. Inc.	9,621	808,164
Clorox Co. (The)	6,462	833,921
Colgate-Palmolive Co.	12,150	820,489
Kimberly-Clark Corp.	4,685	601,648
Procter & Gamble Co. (The)	8,866	724,264

		3,788,486
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.34%
AES Corp./VA	22,715	215,792
Calpine Corp.[a]	15,733	240,872
NRG Energy Inc.	12,276	130,617

		587,281
INDUSTRIAL CONGLOMERATES — 1.09%
3M Co.	3,741	564,891
Danaher Corp.	6,245	541,129
General Electric Co.	11,741	341,663
Roper Technologies Inc.	2,635	462,891

		1,910,574
INSURANCE — 9.07%
Aflac Inc.	7,399	428,846
Alleghany Corp.[a]	1,272	607,914
Allstate Corp. (The)	10,059	609,575
American International Group Inc.	5,956	336,395
Aon PLC	4,321	379,513
Arch Capital Group Ltd.[a]	12,229	826,069
Arthur J Gallagher & Co.	14,972	563,546
Assurant Inc.	4,643	377,522

Security	Shares	Value
Axis Capital Holdings Ltd.	11,490	$619,426
Chubb Ltd.	7,553	854,018
Cincinnati Financial Corp.	11,293	650,816
Everest Re Group Ltd.	3,991	714,150
FNF Group	8,979	290,740
Hartford Financial Services Group Inc. (The)	6,791	272,862
Lincoln National Corp.	3,411	134,598
Loews Corp.	17,550	649,526
Markel Corp.[a]	660	554,704
Marsh & McLennan Companies Inc.	11,452	610,735
MetLife Inc.	4,679	208,917
PartnerRe Ltd.	5,292	742,997
Principal Financial Group Inc.	6,283	238,754
Progressive Corp. (The)	17,949	560,906
Prudential Financial Inc.	2,697	189,006
RenaissanceRe Holdings Ltd.	7,474	841,946
Torchmark Corp.	12,042	654,362
Travelers Companies Inc. (The)	6,367	681,524
Unum Group	8,275	236,996
Willis Towers Watson PLC[b]	7,321	838,035
WR Berkley Corp.	13,078	655,862
XL Group PLC	15,323	555,612

		15,885,872
INTERNET & CATALOG RETAIL — 0.48%
Amazon.com Inc.[a]	218	127,966
Expedia Inc.	1,451	146,609
Liberty Interactive Corp. QVC Group Series Aa	12,304	320,642
Netflix Inc.[a]	294	27,001
Priceline Group Inc. (The)[a]	148	157,616
TripAdvisor Inc.[a]	902	60,217

		840,051
INTERNET SOFTWARE & SERVICES — 0.71%
Akamai Technologies Inc.[a]	1,847	84,260
Alphabet Inc. Class Aa	248	188,815
Alphabet Inc. Class Ca	163	121,101
eBay Inc.[a]	7,685	180,290
Facebook Inc. Class Aa	884	99,194
LinkedIn Corp. Class Aa	316	62,540
Twitter Inc.[a]	4,653	78,170
VeriSign Inc.[a,b]	2,690	203,364
Yahoo! Inc.[a]	4,647	137,133
Zillow Group Inc. Class Ca,b	4,767	97,723

		1,252,590

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
IT SERVICES — 3.26%
Accenture PLC Class A	3,488	$368,123
Alliance Data Systems Corp.[a]	1,040	207,782
Automatic Data Processing Inc.	6,631	550,970
Cognizant Technology Solutions Corp. Class Aa	3,328	210,696
Fidelity National Information Services Inc.	6,726	401,744
Fiserv Inc.[a]	5,015	474,218
FleetCor Technologies Inc.[a]	1,251	153,673
Gartner Inc.[a]	3,550	312,009
Global Payments Inc.	4,063	239,514
International Business Machines Corp.	2,806	350,161
MasterCard Inc. Class A	3,350	298,250
Paychex Inc.	10,021	479,605
PayPal Holdings Inc.[a]	3,334	120,491
Sabre Corp.	4,183	107,127
Teradata Corp.[a]	4,290	104,419
Total System Services Inc.	7,585	304,613
Vantiv Inc. Class Aa	5,259	247,436
Visa Inc. Class A	4,289	319,488
Western Union Co. (The)[b]	13,365	238,431
Xerox Corp.	22,396	218,361

		5,707,111
LEISURE PRODUCTS — 0.38%
Hasbro Inc.	3,779	280,704
Mattel Inc.	7,857	216,775
Polaris Industries Inc.	2,292	169,241

		666,720
LIFE SCIENCES TOOLS & SERVICES — 0.95%
Agilent Technologies Inc.	7,671	288,813
Illumina Inc.[a]	676	106,774
Mettler-Toledo International Inc.[a]	1,109	346,951
Quintiles Transnational Holdings Inc.[a]	1,159	70,502
Thermo Fisher Scientific Inc.	3,499	462,078
Waters Corp.[a]	3,184	385,933

		1,661,051
MACHINERY — 2.55%
AGCO Corp.	4,293	209,370
Caterpillar Inc.	3,917	243,794
Cummins Inc.	2,589	232,725
Deere & Co.	5,230	402,762

Security	Shares	Value
Dover Corp.	4,566	$266,883
Flowserve Corp.	4,146	160,201
Illinois Tool Works Inc.	5,508	496,106
Ingersoll-Rand PLC	5,322	273,923
PACCAR Inc.	5,873	288,188
Parker-Hannifin Corp.	2,712	263,498
Pentair PLC	4,121	194,181
Snap-on Inc.	2,813	454,468
Stanley Black & Decker Inc.	3,467	327,077
WABCO Holdings Inc.[a]	2,169	194,451
Wabtec Corp./DE	3,642	232,906
Xylem Inc./NY	6,302	226,557

		4,467,090
MEDIA — 3.34%
Cablevision Systems Corp. Class A	4,160	132,746
CBS Corp. Class B NVS	4,887	232,133
Charter Communications Inc. Class Aa,b	1,190	203,918
Comcast Corp. Class A	12,251	682,503
Discovery Communications Inc. Class Aa,b	6,513	179,694
Discovery Communications Inc. Class C NVS[a]	6,749	183,640
DISH Network Corp. Class Aa	3,668	177,054
Interpublic Group of Companies Inc. (The)	13,726	308,011
Liberty Global PLC Series Aa	5,656	194,623
Liberty Global PLC Series C NVS[a,b]	6,482	215,915
Liberty Media Corp. Class Aa	8,903	326,028
Liberty Media Corp. Class Ca	3,333	118,621
News Corp. Class A	9,348	121,244
Omnicom Group Inc.	6,532	479,122
Scripps Networks Interactive Inc. Class A	5,396	328,994
Sirius XM Holdings Inc.[a,b]	77,115	285,326
TEGNA Inc.	5,508	132,247
Time Warner Cable Inc.	1,488	270,831
Time Warner Inc.	3,331	234,636
Twenty-First Century Fox Inc. Class A	9,914	267,381
Twenty-First Century Fox Inc. Class B	10,663	288,967
Viacom Inc. Class B NVS	4,220	192,601
Walt Disney Co. (The)	3,059	293,113

		5,849,348

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
METALS & MINING — 0.31%
Alcoa Inc.	19,936	$145,334
Freeport-McMoRan Inc.[b]	7,212	33,175
Newmont Mining Corp.	5,864	117,045
Nucor Corp.	6,255	244,383

		539,937
MULTI-UTILITIES — 3.33%
Alliant Energy Corp.	8,661	565,910
Ameren Corp.	9,109	409,176
CenterPoint Energy Inc.	26,356	470,982
CMS Energy Corp.	12,107	470,720
Consolidated Edison Inc.	8,855	614,448
Dominion Resources Inc./VA	6,656	480,364
DTE Energy Co.	5,848	497,138
PG&E Corp.	7,995	439,005
Public Service Enterprise Group Inc.	9,302	384,173
SCANA Corp.	7,767	488,933
Sempra Energy	5,258	498,196
WEC Energy Group Inc.	9,440	521,371

		5,840,416
MULTILINE RETAIL — 1.03%
Dollar General Corp.	4,414	331,315
Dollar Tree Inc.[a]	4,133	336,096
Kohl’s Corp.	4,437	220,741
Macy’s Inc.	5,533	223,588
Nordstrom Inc.	5,499	270,001
Target Corp.	5,719	414,170

		1,795,911
OIL, GAS & CONSUMABLE FUELS — 2.75%
Anadarko Petroleum Corp.	2,266	88,578
Antero Resources Corp.[a,b]	3,339	90,721
Apache Corp.	2,894	123,111
Cabot Oil & Gas Corp.	8,009	166,187
Cheniere Energy Inc.[a]	2,042	61,362
Chesapeake Energy Corp.[b]	10,898	36,944
Chevron Corp.	3,255	281,460
Cimarex Energy Co.	1,101	102,393
Columbia Pipeline Group Inc.	15,927	295,446
Concho Resources Inc.[a]	1,075	102,265
ConocoPhillips	4,562	178,283
Continental Resources Inc./OKa,b	2,433	51,361
Devon Energy Corp.	3,292	91,847
Energen Corp.	2,297	81,015
EOG Resources Inc.	2,135	151,628

Security	Shares	Value
EQT Corp.	3,518	$217,201
Exxon Mobil Corp.	5,737	446,626
Hess Corp.	2,366	100,555
HollyFrontier Corp.	2,628	91,901
Kinder Morgan Inc./DE	8,951	147,244
Marathon Oil Corp.	7,908	76,945
Marathon Petroleum Corp.	2,198	91,854
Murphy Oil Corp.	5,279	103,521
Noble Energy Inc.	3,393	109,831
Occidental Petroleum Corp.	3,849	264,927
ONEOK Inc.	4,632	115,383
Phillips 66	1,803	144,510
Pioneer Natural Resources Co.	872	108,084
Plains GP Holdings LP Class A	6,917	55,336
Range Resources Corp.[b]	4,275	126,369
Southwestern Energy Co.[a,b]	12,405	110,280
Spectra Energy Corp.	10,557	289,790
Tesoro Corp.	1,064	92,834
Valero Energy Corp.	1,911	129,700
Whiting Petroleum Corp.[a]	2,404	17,669
Williams Companies Inc. (The)	3,508	67,704

		4,810,865
PERSONAL PRODUCTS — 0.35%
Edgewell Personal Care Co.	3,535	261,625
Estee Lauder Companies Inc. (The) Class A	4,064	346,456

		608,081
PHARMACEUTICALS — 1.72%
Allergan PLC[a]	656	186,586
Bristol-Myers Squibb Co.	4,073	253,178
Eli Lilly & Co.	4,109	325,022
Endo International PLC[a]	1,430	79,322
Jazz Pharmaceuticals PLC[a]	855	110,073
Johnson & Johnson	7,740	808,366
Mallinckrodt PLC[a]	1,398	81,210
Merck & Co. Inc.	7,914	401,002
Mylan NVa	2,445	128,827
Perrigo Co. PLC	1,156	167,134
Pfizer Inc.	13,091	399,144
Zoetis Inc.	1,739	74,864

		3,014,728
PROFESSIONAL SERVICES — 1.21%
Dun & Bradstreet Corp. (The)	2,548	250,774
Equifax Inc.	4,381	463,510
IHS Inc. Class Aa	2,309	241,568

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
ManpowerGroup Inc.	2,301	$175,681
Nielsen Holdings PLC	8,711	419,522
Robert Half International Inc.	5,281	231,149
Verisk Analytics Inc. Class Aa	4,719	344,487

		2,126,691
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.36%
American Capital Agency Corp.	17,288	295,106
American Tower Corp.	4,583	432,360
Annaly Capital Management Inc.	44,499	422,741
AvalonBay Communities Inc.	2,588	443,816
Boston Properties Inc.	3,561	413,824
Brixmor Property Group Inc.	10,298	274,133
Camden Property Trust	5,638	430,180
Crown Castle International Corp.	4,985	429,707
Digital Realty Trust Inc.	3,079	246,566
Duke Realty Corp.	15,229	306,560
Equinix Inc.	888	275,786
Equity Residential	5,575	429,777
Essex Property Trust Inc.	2,002	426,646
Extra Space Storage Inc.	4,361	395,499
Federal Realty Investment Trust	4,051	611,012
General Growth Properties Inc.	14,305	401,112
HCP Inc.	8,578	308,293
Host Hotels & Resorts Inc.	16,465	228,040
Iron Mountain Inc.[b]	5,639	155,298
Kimco Realty Corp.	15,189	412,989
Liberty Property Trust	10,321	302,612
Macerich Co. (The)	3,809	296,988
Plum Creek Timber Co. Inc.	7,447	301,678
Prologis Inc.	10,211	403,028
Public Storage	2,253	571,271
Realty Income Corp.	5,903	329,328
Regency Centers Corp.	5,701	412,695
Simon Property Group Inc.	2,859	532,575
SL Green Realty Corp.	4,056	391,850
UDR Inc.	12,794	455,339
Ventas Inc.	6,283	347,576
VEREIT Inc.	18,382	141,725
Vornado Realty Trust	4,668	412,931
Welltower Inc.	5,518	343,330
Weyerhaeuser Co.	12,151	311,187

		12,893,558
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.36%
CBRE Group Inc. Class Aa	6,804	190,308
Jones Lang LaSalle Inc.	1,651	232,329

Security	Shares	Value
Realogy Holdings Corp.[a]	6,180	$202,704

		625,341
ROAD & RAIL — 0.81%
AMERCO	551	202,024
CSX Corp.	9,109	209,689
Hertz Global Holdings Inc.[a]	5,419	49,205
JB Hunt Transport Services Inc.	4,763	346,270
Kansas City Southern	1,997	141,547
Norfolk Southern Corp.	2,947	207,764
Union Pacific Corp.	3,743	269,496

		1,425,995
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.78%
Analog Devices Inc.	4,566	245,925
Applied Materials Inc.	11,190	197,504
Avago Technologies Ltd.[b]	1,083	144,808
Broadcom Corp. Class A	2,863	156,520
Intel Corp.	8,537	264,818
KLA-Tencor Corp.	2,835	189,917
Lam Research Corp.	2,680	192,397
Linear Technology Corp.	7,481	319,663
Marvell Technology Group Ltd.	13,739	121,590
Maxim Integrated Products Inc.	5,433	181,462
Microchip Technology Inc.	5,687	254,834
Micron Technology Inc.[a]	4,303	47,462
NVIDIA Corp.	5,190	152,015
Qorvo Inc.[a]	1,041	41,224
Skyworks Solutions Inc.	1,250	86,150
Texas Instruments Inc.	5,330	282,117
Xilinx Inc.	4,646	233,554

		3,111,960
SOFTWARE — 2.42%
Activision Blizzard Inc.	4,599	160,137
Adobe Systems Inc.[a]	2,922	260,438
ANSYS Inc.[a,b]	3,932	346,763
Autodesk Inc.[a]	2,439	114,194
CA Inc.	13,415	385,413
CDK Global Inc.	2,514	110,742
Citrix Systems Inc.[a]	2,557	180,166
Electronic Arts Inc.[a]	1,711	110,437
FireEye Inc.[a,b]	5,313	74,860
Fortinet Inc.[a]	3,568	100,404
Intuit Inc.	3,445	329,032
Microsoft Corp.	3,956	217,936
NetSuite Inc.[a,b]	1,777	123,270

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
Nuance Communications Inc.[a]	6,568	$115,794
Oracle Corp.	6,812	247,344
Red Hat Inc.[a]	1,905	133,445
salesforce.com inc.[a]	2,003	136,324
ServiceNow Inc.[a]	1,073	66,751
Splunk Inc.[a]	1,097	50,780
Symantec Corp.	11,270	223,597
Synopsys Inc.[a]	10,349	443,972
Tableau Software Inc. Class Aa	1,269	101,825
VMware Inc. Class Aa	2,341	107,101
Workday Inc. Class Aa	1,442	90,860

		4,231,585
SPECIALTY RETAIL — 2.80%
Advance Auto Parts Inc.	1,188	180,635
AutoNation Inc.[a]	3,760	162,620
AutoZone Inc.[a]	631	484,223
Bed Bath & Beyond Inc.[a]	5,738	247,709
Best Buy Co. Inc.	2,135	59,631
CarMax Inc.[a,b]	2,875	127,017
Dick’s Sporting Goods Inc.	6,090	237,997
Foot Locker Inc.	3,587	242,338
GameStop Corp. Class Ab	2,316	60,702
Gap Inc. (The)	8,050	198,996
Home Depot Inc. (The)	3,780	475,373
L Brands Inc.	2,704	259,990
Lowe’s Companies Inc.	4,726	338,665
O’Reilly Automotive Inc.[a]	1,207	314,906
Ross Stores Inc.	5,466	307,517
Signet Jewelers Ltd.	1,494	173,304
Staples Inc.	13,889	123,890
Tiffany & Co.	3,190	203,650
TJX Companies Inc. (The)	5,399	384,625
Tractor Supply Co.	2,276	200,994
Ulta Salon Cosmetics & Fragrance Inc.[a]	660	119,572

		4,904,354
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.60%
Apple Inc.	1,551	150,974
EMC Corp./MA	10,107	250,351
Hewlett Packard Enterprise Co.	8,837	121,597
HP Inc.	10,283	99,848
NetApp Inc.	7,714	169,168
SanDisk Corp.	1,215	85,901
Seagate Technology PLC	2,807	81,543

Security	Shares	Value
Western Digital Corp.	2,087	$100,134

		1,059,516
TEXTILES, APPAREL & LUXURY GOODS — 1.01%
Coach Inc.	5,466	202,515
Hanesbrands Inc.	6,075	185,713
lululemon athletica Inc.[a,b]	1,883	116,878
Michael Kors Holdings Ltd.[a,b]	3,267	130,353
NIKE Inc. Class B	5,472	339,319
PVH Corp.	2,081	152,704
Ralph Lauren Corp.	1,508	169,650
Under Armour Inc. Class Aa,b	1,307	111,657
VF Corp.	5,740	359,324

		1,768,113
THRIFTS & MORTGAGE FINANCE — 0.26%
New York Community Bancorp. Inc.	29,760	460,685

		460,685
TOBACCO — 0.80%
Altria Group Inc.	8,402	513,446
Philip Morris International Inc.	5,123	461,121
Reynolds American Inc.	8,406	419,880

		1,394,447
TRADING COMPANIES & DISTRIBUTORS — 0.39%
Fastenal Co.	6,685	271,144
United Rentals Inc.[a]	1,193	57,157
WW Grainger Inc.	1,850	363,876

		692,177
WATER UTILITIES — 0.42%
American Water Works Co. Inc.	11,454	743,479

		743,479
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Sprint Corp.[a,b]	14,924	45,071
T-Mobile U.S. Inc.[a]	4,434	178,025

		223,096

TOTAL COMMON STOCKS
(Cost: $180,182,656)		175,339,061

SHORT-TERM INVESTMENTS — 2.78%

MONEY MARKET FUNDS — 2.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	4,444,491	4,444,491
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	233,917	233,917

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	188,083	$188,083

		4,866,491

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,866,491)		4,866,491

TOTAL INVESTMENTS IN SECURITIES — 102.87%
(Cost: $185,049,147)		180,205,552
Other Assets, Less Liabilities — (2.87)%		(5,028,969)

NET ASSETS — 100.00%		$175,176,583

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 0.95%
L-3 Communications Holdings Inc.	49,043	$5,730,184

		5,730,184
AIRLINES — 3.12%
American Airlines Group Inc.	97,296	3,793,571
Delta Air Lines Inc.	162,364	7,191,102
Southwest Airlines Co.	117,312	4,413,277
United Continental Holdings Inc.[a]	71,411	3,447,723

		18,845,673
AUTO COMPONENTS — 1.27%
Goodyear Tire & Rubber Co. (The)	38,963	1,106,939
Johnson Controls Inc.	142,217	5,101,324
Lear Corp.	14,097	1,463,691

		7,671,954
AUTOMOBILES — 5.55%
Ford Motor Co.	1,222,735	14,599,456
General Motors Co.	639,128	18,943,754

		33,543,210
BANKS — 8.48%
Bank of America Corp.	990,746	14,009,148
CIT Group Inc.	13,968	409,961
Citigroup Inc.	312,072	13,288,026
Citizens Financial Group Inc.	42,425	901,531
JPMorgan Chase & Co.	280,838	16,709,861
KeyCorp	42,429	473,508
PNC Financial Services Group Inc. (The)[b]	35,510	3,076,942
Regions Financial Corp.	121,370	985,524
SunTrust Banks Inc.	37,793	1,382,468

		51,236,969
BEVERAGES — 0.97%
Molson Coors Brewing Co. Class B	64,570	5,842,294

		5,842,294
BIOTECHNOLOGY — 2.23%
Gilead Sciences Inc.	162,033	13,448,739

		13,448,739
CAPITAL MARKETS — 1.30%
Goldman Sachs Group Inc. (The)	30,223	4,882,828
Morgan Stanley	114,501	2,963,286

		7,846,114
CHEMICALS — 1.51%
Celanese Corp. Series A	13,018	828,856
CF Industries Holdings Inc.	29,595	887,850

Security	Shares	Value
Eastman Chemical Co.	17,310	$1,059,545
LyondellBasell Industries NV Class A	60,892	4,747,749
Mosaic Co. (The)	56,262	1,355,914
Westlake Chemical Corp.	5,007	227,719

		9,107,633
COMMERCIAL SERVICES & SUPPLIES — 0.68%
ADT Corp. (The)	138,992	4,111,383

		4,111,383
COMMUNICATIONS EQUIPMENT — 5.32%
Cisco Systems Inc.	1,277,961	30,402,692
Juniper Networks Inc.	73,094	1,725,018

		32,127,710
CONSTRUCTION & ENGINEERING — 1.19%
Chicago Bridge & Iron Co. NVc	31,776	1,233,544
Fluor Corp.	17,549	787,775
Jacobs Engineering Group Inc.[a]	90,044	3,532,426
Quanta Services Inc.[a]	86,148	1,610,968

		7,164,713
CONSUMER FINANCE — 0.66%
Ally Financial Inc.[a]	46,382	735,155
Capital One Financial Corp.	45,765	3,003,099
Navient Corp.	25,613	244,860

		3,983,114
CONTAINERS & PACKAGING — 0.48%
International Paper Co.	49,715	1,700,750
WestRock Co.	33,422	1,179,128

		2,879,878
DIVERSIFIED CONSUMER SERVICES — 0.16%
H&R Block Inc.	28,550	972,127

		972,127
DIVERSIFIED FINANCIAL SERVICES — 0.17%
Leucadia National Corp.	17,758	294,073
Voya Financial Inc.	24,592	752,023

		1,046,096
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.79%
AT&T Inc.	431,165	15,547,810
CenturyLink Inc.	51,631	1,312,460

		16,860,270
ELECTRIC UTILITIES — 1.95%
Entergy Corp.	40,953	2,890,463
Exelon Corp.	181,319	5,361,603

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2016

Security	Shares	Value
FirstEnergy Corp.	77,307	$2,555,769
Pinnacle West Capital Corp.	14,281	946,973

		11,754,808
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.21%
Arrow Electronics Inc.[a]	31,635	1,632,366
Avnet Inc.	42,671	1,703,426
Corning Inc.	428,924	7,982,276
Flextronics International Ltd.[a]	194,300	2,036,264

		13,354,332
ENERGY EQUIPMENT & SERVICES — 0.28%
Ensco PLC Class A	53,307	521,342
National Oilwell Varco Inc.	36,359	1,183,122

		1,704,464
FOOD & STAPLES RETAILING — 5.41%
Kroger Co. (The)	262,831	10,200,471
Wal-Mart Stores Inc.	322,038	21,370,442
Whole Foods Market Inc.	37,966	1,112,783

		32,683,696
FOOD PRODUCTS — 4.56%
Archer-Daniels-Midland Co.	396,736	14,024,618
Bunge Ltd.	84,421	5,234,946
JM Smucker Co. (The)	13,690	1,756,701
Tyson Foods Inc. Class A	122,098	6,515,149

		27,531,414
HEALTH CARE EQUIPMENT & SUPPLIES — 1.94%
Medtronic PLC	154,283	11,713,165

		11,713,165
HEALTH CARE PROVIDERS & SERVICES — 6.68%
Aetna Inc.	49,543	5,045,459
Anthem Inc.	43,099	5,623,989
Cardinal Health Inc.	31,760	2,584,311
Centene Corp.[a,c]	17,045	1,057,813
Cigna Corp.	28,573	3,817,353
Express Scripts Holding Co.[a]	74,909	5,383,710
Humana Inc.	17,431	2,837,592
Quest Diagnostics Inc.	18,196	1,194,931
UnitedHealth Group Inc.	102,270	11,777,413
Universal Health Services Inc. Class B	9,293	1,046,764

		40,369,335
HOTELS, RESTAURANTS & LEISURE — 0.78%
Carnival Corp.	97,446	4,690,076

		4,690,076

Security	Shares	Value
HOUSEHOLD DURABLES — 0.67%
PulteGroup Inc.	82,266	$1,378,778
Whirlpool Corp.	19,677	2,644,392

		4,023,170
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.27%
AES Corp./VA	97,261	923,980
NRG Energy Inc.	65,291	694,696

		1,618,676
INSURANCE — 4.81%
Aflac Inc.	25,211	1,461,230
Alleghany Corp.[a]	856	409,100
Allstate Corp. (The)	25,035	1,517,121
American International Group Inc.	121,682	6,872,599
Assurant Inc.	5,065	411,835
Axis Capital Holdings Ltd.	7,395	398,664
Chubb Ltd.	15,635	1,767,850
Everest Re Group Ltd.	3,803	680,509
Hartford Financial Services Group Inc. (The)	32,781	1,317,141
Lincoln National Corp.	25,257	996,641
Loews Corp.	26,088	965,517
MetLife Inc.	102,831	4,591,404
PartnerRe Ltd.	3,346	469,778
Prudential Financial Inc.	47,067	3,298,455
RenaissanceRe Holdings Ltd.	3,081	347,075
Travelers Companies Inc. (The)	18,550	1,985,592
Unum Group	22,271	637,841
XL Group PLC	24,957	904,941

		29,033,293
IT SERVICES — 0.60%
Xerox Corp.	372,279	3,629,720

		3,629,720
MACHINERY — 0.93%
AGCO Corp.	69,432	3,386,198
Cummins Inc.	24,684	2,218,845

		5,605,043
MEDIA — 0.43%
News Corp. Class A	141,486	1,835,074
TEGNA Inc.	32,039	769,256

		2,604,330
METALS & MINING — 0.61%
Alcoa Inc.	168,915	1,231,391
Freeport-McMoRan Inc.[c]	211,252	971,759

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2016

Security	Shares	Value
Newmont Mining Corp.	74,067	$1,478,377

		3,681,527
MULTI-UTILITIES — 1.04%
PG&E Corp.	59,111	3,245,785
Public Service Enterprise Group Inc.	73,753	3,045,999

		6,291,784
MULTILINE RETAIL — 2.48%
Kohl’s Corp.	66,786	3,322,603
Macy’s Inc.	84,221	3,403,371
Target Corp.	114,021	8,257,401

		14,983,375
OIL, GAS & CONSUMABLE FUELS — 6.41%
Apache Corp.	50,774	2,159,926
Chevron Corp.	203,831	17,625,267
ConocoPhillips	114,816	4,487,009
Devon Energy Corp.	40,093	1,118,595
Hess Corp.	22,683	964,027
HollyFrontier Corp.	15,075	527,173
Marathon Oil Corp.	88,058	856,804
Murphy Oil Corp.	23,149	453,952
Occidental Petroleum Corp.	69,897	4,811,011
Southwestern Energy Co.[a,c]	27,632	245,648
Valero Energy Corp.	79,244	5,378,290
Whiting Petroleum Corp.[a,c]	16,150	118,703

		38,746,405
PHARMACEUTICALS — 4.33%
Mallinckrodt PLC[a,c]	15,208	883,433
Mylan NVa	29,754	1,567,738
Pfizer Inc.	776,681	23,681,004

		26,132,175
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.27%
American Capital Agency Corp.	41,409	706,852
Annaly Capital Management Inc.	99,694	947,093

		1,653,945
ROAD & RAIL — 1.80%
Hertz Global Holdings Inc.[a]	227,327	2,064,129
Norfolk Southern Corp.	124,962	8,809,821

		10,873,950
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.71%
Intel Corp.	1,105,750	34,300,365
Marvell Technology Group Ltd.	147,006	1,301,003
Micron Technology Inc.[a]	385,337	4,250,267

Security	Shares	Value
Qorvo Inc.[a]	17,968	$711,533

		40,563,168
SOFTWARE — 0.89%
CA Inc.	77,054	2,213,762
Symantec Corp.	160,936	3,192,970

		5,406,732
SPECIALTY RETAIL — 1.92%
Bed Bath & Beyond Inc.[a,c]	38,234	1,650,562
Best Buy Co. Inc.	127,026	3,547,836
Dick’s Sporting Goods Inc.	9,120	356,410
Foot Locker Inc.	23,756	1,604,955
GameStop Corp. Class Ac	42,902	1,124,462
Gap Inc. (The)	65,167	1,610,928
Staples Inc.	192,248	1,714,852

		11,610,005
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.56%
EMC Corp./MA	475,633	11,781,429
HP Inc.	759,836	7,378,008
NetApp Inc.	91,577	2,008,284
Seagate Technology PLC	89,591	2,602,618
Western Digital Corp.	78,539	3,768,301

		27,538,640
TEXTILES, APPAREL & LUXURY GOODS — 0.10%
PVH Corp.	7,918	581,023

		581,023
TRADING COMPANIES & DISTRIBUTORS — 0.39%
United Rentals Inc.[a]	49,568	2,374,803

		2,374,803

TOTAL COMMON STOCKS
(Cost: $666,710,649)		603,171,115

SHORT-TERM INVESTMENTS — 1.04%

MONEY MARKET FUNDS — 1.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,d,e]	5,435,246	5,435,246
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,d,e]	286,061	286,061

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,d]	545,008	$545,008

		6,266,315

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,266,315)		6,266,315

TOTAL INVESTMENTS IN SECURITIES — 100.90%
(Cost: $672,976,964)		609,437,430
Other Assets, Less Liabilities — (0.90)%		(5,439,838)

NET ASSETS — 100.00%		$603,997,592

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2016

	iShares MSCI International Developed Momentum Factor ETF	iShares MSCI International Developed Quality Factor ETF	iShares MSCI International Developed Size Factor ETF

ASSETS
Investments, at cost:
Unaffiliated	$9,679,464	$12,176,779	$4,959,599
Affiliated (Note 2)	6,585	23,359	27,132

Total cost of investments	$9,686,049	$12,200,138	$4,986,731

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,559,171	$11,707,826	$4,370,234
Affiliated (Note 2)	6,585	23,359	27,132

Total fair value of investments	9,565,756	11,731,185	4,397,366
Foreign currency, at value[b]	10,640	10,029	5,538
Receivables:
Investment securities sold	—	—	505
Due from custodian (Note 4)	—	10,056	—
Dividends and interest	4,832	5,195	8,355
Capital shares sold	—	59,473	—
Tax reclaims	3,793	4,359	143

Total Assets	9,585,021	11,820,297	4,411,907

LIABILITIES
Payables:
Investment securities purchased	—	48,516	—
Collateral for securities on loan (Note 1)	6,030	20,189	26,663
Investment advisory fees (Note 2)	2,438	2,066	1,116

Total Liabilities	8,468	70,771	27,779

NET ASSETS	$9,576,553	$11,749,526	$4,384,128

Net assets consist of:
Paid-in capital	$10,090,981	$12,328,637	$4,999,832
Undistributed (distributions in excess of) net investment income	(3,294)	1,398	4,401
Accumulated net realized loss	(390,430)	(110,920)	(30,559)
Net unrealized depreciation	(120,704)	(469,589)	(589,546)

NET ASSETS	$9,576,553	$11,749,526	$4,384,128

Shares outstanding[c]	400,000	500,000	200,000

Net asset value per share	$23.94	$23.50	$21.92

[a]	Securities on loan with values of $5,729, $18,990 and $25,254, respectively. See Note 1.
[b]	Cost of foreign currency: $10,828, $10,117 and $5,598, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2016

	iShares MSCI International Developed Value Factor ETF	iShares MSCI USA Momentum Factor ETF	iShares MSCI USA Quality Factor ETF

ASSETS
Investments, at cost:
Unaffiliated	$26,186,520	$1,124,866,773	$1,854,501,463
Affiliated (Note 2)	137,827	11,117,899	41,929,573

Total cost of investments	$26,324,347	$1,135,984,672	$1,896,431,036

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$26,114,089	$1,159,948,579	$1,831,559,468
Affiliated (Note 2)	137,827	11,117,899	41,881,010

Total fair value of investments	26,251,916	1,171,066,478	1,873,440,478
Foreign currency, at value[b]	10,495	—	—
Receivables:
Investment securities sold	—	7,170,578	—
Due from custodian (Note 4)	1,399,622	—	—
Dividends and interest	2,840	200,441	1,333,114
Capital shares sold	100,396	11,988	148,054
Tax reclaims	100	—	—

Total Assets	27,765,369	1,178,449,485	1,874,921,646

LIABILITIES
Payables:
Investment securities purchased	1,506,840	7,290,351	1,270,474
Collateral for securities on loan (Note 1)	98,156	10,258,781	20,316,474
Investment advisory fees (Note 2)	1,424	138,564	225,287

Total Liabilities	1,606,420	17,687,696	21,812,235

NET ASSETS	$26,158,949	$1,160,761,789	$1,853,109,411

Net assets consist of:
Paid-in capital	$26,263,321	$1,149,794,829	$1,883,679,977
Undistributed (distributions in excess of) net investment income	(562)	40,909	1,679,506
Accumulated net realized loss	(30,870)	(24,155,755)	(9,259,514)
Net unrealized appreciation (depreciation)	(72,940)	35,081,806	(22,990,558)

NET ASSETS	$26,158,949	$1,160,761,789	$1,853,109,411

Shares outstanding[c]	1,300,000	16,450,000	30,050,000

Net asset value per share	$20.12	$70.56	$61.67

[a]	Securities on loan with values of $92,667, $10,039,530 and $19,848,420, respectively. See Note 1.
[b]	Cost of foreign currency: $10,629, $ — and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2016

	iShares MSCI USA Size Factor ETF	iShares MSCI USA Value Factor ETF

ASSETS
Investments, at cost:
Unaffiliated	$179,463,969	$663,722,687
Affiliated (Note 2)	5,585,178	9,254,277

Total cost of investments	$185,049,147	$672,976,964

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$174,641,078	$600,094,173
Affiliated (Note 2)	5,564,474	9,343,257

Total fair value of investments	180,205,552	609,437,430
Cash	70	—
Receivables:
Investment securities sold	—	466,222
Dividends and interest	161,604	987,007

Total Assets	180,367,226	610,890,659

LIABILITIES
Payables:
Investment securities purchased	489,384	1,091,768
Collateral for securities on loan (Note 1)	4,678,408	5,721,307
Investment advisory fees (Note 2)	22,851	79,992

Total Liabilities	5,190,643	6,893,067

NET ASSETS	$175,176,583	$603,997,592

Net assets consist of:
Paid-in capital	$173,969,773	$677,668,104
Undistributed net investment income	143,209	816,463
Undistributed net realized gain (accumulated net realized loss)	5,907,196	(10,947,441)
Net unrealized depreciation	(4,843,595)	(63,539,534)

NET ASSETS	$175,176,583	$603,997,592

Shares outstanding[b]	2,850,000	10,600,000

Net asset value per share	$61.47	$56.98

[a]	Securities on loan with values of $4,587,728 and $5,538,167, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2016

	iShares MSCI International Developed Momentum Factor ETF	iShares MSCI International Developed Quality Factor ETF	iShares MSCI International Developed Size Factor ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$35,875	$51,497	$50,382
Interest — affiliated (Note 2)	2	1	1
Securities lending income — affiliated — net (Note 2)	35	181	605

Total investment income	35,912	51,679	50,988

EXPENSES
Investment advisory fees (Note 2)	10,822	9,761	7,018

Total expenses	10,822	9,761	7,018

Net investment income	25,090	41,918	43,970

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(441,657)	(140,675)	(29,829)
Foreign currency transactions	(599)	(987)	(605)

Net realized loss	(442,256)	(141,662)	(30,434)

Net change in unrealized appreciation/depreciation on:
Investments	(448,965)	(689,794)	(562,857)
Translation of assets and liabilities in foreign currencies	(431)	(579)	(123)

Net change in unrealized appreciation/depreciation	(449,396)	(690,373)	(562,980)

Net realized and unrealized loss	(891,652)	(832,035)	(593,414)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(866,562)	$(790,117)	$(549,444)

[a]	Net of foreign withholding tax of $6,056, $4,481 and $4,850, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2016

	iShares MSCI International Developed Value Factor ETF	iShares MSCI USA Momentum Factor ETF	iShares MSCI USA Quality Factor ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$21,927	$5,530,490	$15,038,522
Dividends — affiliated (Note 2)	—	—	114,243
Interest — affiliated (Note 2)	2	572	1,336
Securities lending income — affiliated — net (Note 2)	166	44,095	34,290

Total investment income	22,095	5,575,157	15,188,391

EXPENSES
Investment advisory fees (Note 2)	4,274	724,222	1,117,844

Total expenses	4,274	724,222	1,117,844

Net investment income	17,821	4,850,935	14,070,547

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(30,995)	(31,645,200)	(40,485,100)
Investments — affiliated (Note 2)	—	—	4,850
In-kind redemptions — unaffiliated	—	15,496,985	46,586,752
In-kind redemptions — affiliated (Note 2)	—	—	148,793
Foreign currency transactions	(281)	—	—

Net realized gain (loss)	(31,276)	(16,148,215)	6,255,295

Net change in unrealized appreciation/depreciation on:
Investments	(85,552)	(28,195,407)	(85,873,849)
Translation of assets and liabilities in foreign currencies	(523)	—	—

Net change in unrealized appreciation/depreciation	(86,075)	(28,195,407)	(85,873,849)

Net realized and unrealized loss	(117,351)	(44,343,622)	(79,618,554)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(99,530)	$(39,492,687)	$(65,548,007)

[a]	Net of foreign withholding tax of $2,651, $ — and $ —, respectively.

See notes to financial statements.

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2016

	iShares MSCI USA Size Factor ETF	iShares MSCI USA Value Factor ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,328,504	$9,163,020
Dividends — affiliated (Note 2)	9,353	47,663
Interest — affiliated (Note 2)	90	443
Securities lending income — affiliated — net (Note 2)	17,994	47,866

Total investment income	2,355,941	9,258,992

EXPENSES
Investment advisory fees (Note 2)	156,487	506,875

Total expenses	156,487	506,875

Net investment income	2,199,454	8,752,117

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(901,910)	(32,886,758)
Investments — affiliated (Note 2)	(1,063)	(96,190)
In-kind redemptions — unaffiliated	9,044,109	27,883,808
In-kind redemptions — affiliated (Note 2)	39,151	48,598

Net realized gain (loss)	8,180,287	(5,050,542)

Net change in unrealized appreciation/depreciation	(27,093,169)	(92,507,756)

Net realized and unrealized loss	(18,912,882)	(97,558,298)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,713,428)	$(88,806,181)

[a]	Net of foreign withholding tax of $174 and $188, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI International Developed Momentum Factor ETF		iShares MSCI International Developed Quality Factor ETF
	Six months ended January 31, 2016 (Unaudited)	Period from January 13, 2015[a] to July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Period from January 13, 2015[a] to July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$25,090	$61,193	$41,918	$114,588
Net realized gain (loss)	(442,256)	50,820	(141,662)	31,487
Net change in unrealized appreciation/depreciation	(449,396)	328,692	(690,373)	220,784

Net increase (decrease) in net assets resulting from operations	(866,562)	440,705	(790,117)	366,859

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(28,673)	(59,898)	(46,735)	(109,118)

Total distributions to shareholders	(28,673)	(59,898)	(46,735)	(109,118)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,975,871	5,115,110	7,193,780	5,134,857

Net increase in net assets from capital share transactions	4,975,871	5,115,110	7,193,780	5,134,857

INCREASE IN NET ASSETS	4,080,636	5,495,917	6,356,928	5,392,598

NET ASSETS
Beginning of period	5,495,917	—	5,392,598	—

End of period	$9,576,553	$5,495,917	$11,749,526	$5,392,598

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,294)	$289	$1,398	$6,215

SHARES ISSUED
Shares sold	200,000	200,000	300,000	200,000

Net increase in shares outstanding	200,000	200,000	300,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI International Developed Size Factor ETF		iShares MSCI International Developed Value Factor ETF
	Six months ended January 31, 2016 (Unaudited)	Period from June 16, 2015[a] to July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Period from June 16, 2015[a] to July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$43,970	$9,092	$17,821	$2,185
Net realized gain (loss)	(30,434)	(252)	(31,276)	381
Net change in unrealized appreciation/depreciation	(562,980)	(26,566)	(86,075)	13,135

Net increase (decrease) in net assets resulting from operations	(549,444)	(17,726)	(99,530)	15,701

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(48,534)	—	(20,543)	—

Total distributions to shareholders	(48,534)	—	(20,543)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	4,999,832	23,803,338	2,459,983

Net increase in net assets from capital share transactions	—	4,999,832	23,803,338	2,459,983

INCREASE (DECREASE) IN NET ASSETS	(597,978)	4,982,106	23,683,265	2,475,684

NET ASSETS
Beginning of period	4,982,106	—	2,475,684	—

End of period	$4,384,128	$4,982,106	$26,158,949	$2,475,684

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$4,401	$8,965	$(562)	$2,160

SHARES ISSUED
Shares sold	—	200,000	1,200,000	100,000

Net increase in shares outstanding	—	200,000	1,200,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI USA Momentum Factor ETF		iShares MSCI USA Quality Factor ETF
	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,850,935	$6,809,548	$14,070,547	$13,588,137
Net realized gain (loss)	(16,148,215)	39,895,741	6,255,295	61,151,244
Net change in unrealized appreciation/depreciation	(28,195,407)	44,111,308	(85,873,849)	33,933,688

Net increase (decrease) in net assets resulting from operations	(39,492,687)	90,816,597	(65,548,007)	108,673,069

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,319,008)	(6,457,933)	(12,733,409)	(13,400,594)

Total distributions to shareholders	(5,319,008)	(6,457,933)	(12,733,409)	(13,400,594)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	555,183,702	763,464,460	1,126,753,739	954,790,254
Cost of shares redeemed	(150,324,553)	(353,634,618)	(315,749,994)	(368,073,960)

Net increase in net assets from capital share transactions	404,859,149	409,829,842	811,003,745	586,716,294

INCREASE IN NET ASSETS	360,047,454	494,188,506	732,722,329	681,988,769

NET ASSETS
Beginning of period	800,714,335	306,525,829	1,120,387,082	438,398,313

End of period	$1,160,761,789	$800,714,335	$1,853,109,411	$1,120,387,082

Undistributed net investment income included in net assets at end of period	$40,909	$508,982	$1,679,506	$342,368

SHARES ISSUED AND REDEEMED
Shares sold	7,800,000	10,950,000	17,750,000	15,350,000
Shares redeemed	(2,150,000)	(5,050,000)	(4,950,000)	(5,700,000)

Net increase in shares outstanding	5,650,000	5,900,000	12,800,000	9,650,000

See notes to financial statements.

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI USA Size Factor ETF		iShares MSCI USA Value Factor ETF
	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,199,454	$3,938,417	$8,752,117	$11,230,379
Net realized gain (loss)	8,180,287	13,225,200	(5,050,542)	14,316,497
Net change in unrealized appreciation/depreciation	(27,093,169)	6,364,204	(92,507,756)	9,401,281

Net increase (decrease) in net assets resulting from operations	(16,713,428)	23,527,821	(88,806,181)	34,948,157

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,210,409)	(3,894,221)	(8,986,975)	(10,417,904)

Total distributions to shareholders	(2,210,409)	(3,894,221)	(8,986,975)	(10,417,904)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,883,574	147,527,048	198,635,775	575,007,311
Cost of shares redeemed	(53,054,245)	(59,541,288)	(182,758,091)	(72,734,700)

Net increase (decrease) in net assets from capital share transactions	(43,170,671)	87,985,760	15,877,684	502,272,611

INCREASE (DECREASE) IN NET ASSETS	(62,094,508)	107,619,360	(81,915,472)	526,802,864

NET ASSETS
Beginning of period	237,271,091	129,651,731	685,913,064	159,110,200

End of period	$175,176,583	$237,271,091	$603,997,592	$685,913,064

Undistributed net investment income included in net assets at end of period	$143,209	$154,164	$816,463	$1,051,321

SHARES ISSUED AND REDEEMED
Shares sold	150,000	2,300,000	3,200,000	8,950,000
Shares redeemed	(850,000)	(900,000)	(3,000,000)	(1,100,000)

Net increase (decrease) in shares outstanding	(700,000)	1,400,000	200,000	7,850,000

See notes to financial statements.

FINANCIAL STATEMENTS	69

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI International Developed Momentum Factor ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Period from Jan. 13, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$27.48	$25.57

Income from investment operations:
Net investment income[b]	0.09	0.31
Net realized and unrealized gain (loss)[c]	(3.53)	1.90

Total from investment operations	(3.44)	2.21

Less distributions from:
Net investment income	(0.10)	(0.30)

Total distributions	(0.10)	(0.30)

Net asset value, end of period	$23.94	$27.48

Total return	(12.55)%[d]	8.63%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,577	$5,496
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.70%	2.07%
Portfolio turnover rate[f]	66%	55%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI International Developed Quality Factor ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Period from Jan. 13, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$26.96	$25.67

Income from investment operations:
Net investment income[b]	0.16	0.57
Net realized and unrealized gain (loss)[c]	(3.46)	1.27

Total from investment operations	(3.30)	1.84

Less distributions from:
Net investment income	(0.16)	(0.55)

Total distributions	(0.16)	(0.55)

Net asset value, end of period	$23.50	$26.96

Total return	(12.28)%[d]	7.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,750	$5,393
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.29%	3.86%
Portfolio turnover rate[f]	15%	16%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI International Developed Size Factor ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Period from Jun. 16, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$24.91	$25.00

Income from investment operations:
Net investment income[b]	0.22	0.05
Net realized and unrealized loss[c]	(2.97)	(0.14)

Total from investment operations	(2.75)	(0.09)

Less distributions from:
Net investment income	(0.24)	—

Total distributions	(0.24)	—

Net asset value, end of period	$21.92	$24.91

Total return	(11.06)%[d]	(0.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,384	$4,982
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.88%	1.48%
Portfolio turnover rate[f]	5%	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI International Developed Value Factor ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Period from Jun. 16, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$24.76	$24.60

Income from investment operations:
Net investment income[b]	0.14	0.02
Net realized and unrealized gain (loss)[c]	(4.57)	0.14

Total from investment operations	(4.43)	0.16

Less distributions from:
Net investment income	(0.21)	—

Total distributions	(0.21)	—

Net asset value, end of period	$20.12	$24.76

Total return	(17.97)%[d]	0.65%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$26,159	$2,476
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.25%	0.72%
Portfolio turnover rate[f]	4%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI USA Momentum Factor ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$74.14	$62.56	$54.33	$51.62

Income from investment operations:
Net investment income[b]	0.36	0.91	0.70	0.29
Net realized and unrealized gain (loss)[c]	(3.56)	11.52	8.24	2.62

Total from investment operations	(3.20)	12.43	8.94	2.91

Less distributions from:
Net investment income	(0.38)	(0.85)	(0.71)	(0.20)

Total distributions	(0.38)	(0.85)	(0.71)	(0.20)

Net asset value, end of period	$70.56	$74.14	$62.56	$54.33

Total return	(4.32)%[d]	19.97%	16.54%	5.65%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,160,762	$800,714	$306,526	$141,264
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.00%	1.31%	1.18%	1.88%
Portfolio turnover rate[f]	82%	106%	123%	38%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI USA Quality Factor ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Jul. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$64.95	$57.68	$50.10	$50.04

Income from investment operations:
Net investment income[b]	0.60	0.98	0.85	0.01
Net realized and unrealized gain (loss)[c]	(3.36)	7.23	7.51	0.05

Total from investment operations	(2.76)	8.21	8.36	0.06

Less distributions from:
Net investment income	(0.52)	(0.94)	(0.78)	—

Total distributions	(0.52)	(0.94)	(0.78)	—

Net asset value, end of period	$61.67	$64.95	$57.68	$50.10

Total return	(4.26)%[d]	14.30%	16.76%	0.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,853,109	$1,120,387	$438,398	$110,220
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.89%	1.56%	1.52%	0.31%
Portfolio turnover rate[f]	38%	26%	27%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI USA Size Factor ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$66.84	$60.30	$53.83	$50.68

Income from investment operations:
Net investment income[b]	0.68	1.21	1.13	0.31
Net realized and unrealized gain (loss)[c]	(5.38)	6.53	6.51	3.05

Total from investment operations	(4.70)	7.74	7.64	3.36

Less distributions from:
Net investment income	(0.67)	(1.20)	(1.17)	(0.21)

Total distributions	(0.67)	(1.20)	(1.17)	(0.21)

Net asset value, end of period	$61.47	$66.84	$60.30	$53.83

Total return	(7.07)%[d]	12.89%	14.31%	6.66%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$175,177	$237,271	$129,652	$110,344
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.11%	1.85%	1.97%	2.05%
Portfolio turnover rate[f]	11%	22%	13%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

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Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI USA Value Factor ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$65.95	$62.40	$54.64	$50.26

Income from investment operations:
Net investment income[b]	0.81	1.34	1.20	0.30
Net realized and unrealized gain (loss)[c]	(8.95)	3.37	7.72	4.29

Total from investment operations	(8.14)	4.71	8.92	4.59

Less distributions from:
Net investment income	(0.83)	(1.16)	(1.16)	(0.21)

Total distributions	(0.83)	(1.16)	(1.16)	(0.21)

Net asset value, end of period	$56.98	$65.95	$62.40	$54.64

Total return	(12.43)%[d]	7.56%	16.47%	9.16%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$603,998	$685,913	$159,110	$112,008
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.59%	2.04%	2.04%	1.98%
Portfolio turnover rate[f]	64%	15%	8%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI International Developed Momentum Factor	Non-diversified
MSCI International Developed Quality Factor	Non-diversified
MSCI International Developed Size Factor	Non-diversified
MSCI International Developed Value Factor	Non-diversified

iShares ETF	Diversification Classification
MSCI USA Momentum Factor	Diversified
MSCI USA Quality Factor	Non-diversified
MSCI USA Size Factor	Diversified
MSCI USA Value Factor	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

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iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI International Developed Momentum Factor
Investments:
Assets:
Common Stocks	$9,524,787	$—	$—	$9,524,787
Preferred Stocks	34,384	—	—	34,384
Money Market Funds	6,585	—	—	6,585

Total	$9,565,756	$—	$—	$9,565,756

MSCI International Developed Quality Factor
Investments:
Assets:
Common Stocks	$11,676,604	$—	$—	$11,676,604
Preferred Stocks	30,370	—	—	30,370
Rights	—	852	—	852
Money Market Funds	23,359	—	—	23,359

Total	$11,730,333	$852	$—	$11,731,185

MSCI International Developed Size Factor
Investments:
Assets:
Common Stocks	$4,343,626	$—	$—	$4,343,626
Preferred Stocks	26,413	—	—	26,413
Rights	66	129	—	195
Money Market Funds	27,132	—	—	27,132

Total	$4,397,237	$129	$—	$4,397,366

MSCI International Developed Value Factor
Investments:
Assets:
Common Stocks	$25,826,813	$—	$—	$25,826,813
Preferred Stocks	287,037	—	—	287,037
Rights	—	239	—	239
Money Market Funds	137,827	—	—	137,827

Total	$26,251,677	$239	$—	$26,251,916

MSCI USA Momentum Factor
Investments:
Assets:
Common Stocks	$1,159,948,579	$—	$—	$1,159,948,579
Money Market Funds	11,117,899	—	—	11,117,899

Total	$1,171,066,478	$—	$—	$1,171,066,478

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI USA Quality Factor
Investments:
Assets:
Common Stocks	$1,850,602,995	$—	$—	$1,850,602,995
Money Market Funds	22,837,483	—	—	22,837,483

Total	$1,873,440,478	$—	$—	$1,873,440,478

MSCI USA Size Factor
Investments:
Assets:
Common Stocks	$175,182,541	$156,520	$—	$175,339,061
Money Market Funds	4,866,491	—	—	4,866,491

Total	$180,049,032	$156,520	$—	$180,205,552

MSCI USA Value Factor
Investments:
Assets:
Common Stocks	$603,171,115	$—	$—	$603,171,115
Money Market Funds	6,266,315	—	—	6,266,315

Total	$609,437,430	$—	$—	$609,437,430

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI International Developed Momentum Factor
Credit Suisse Securities (USA) LLC	$5,729	$5,729	$—

MSCI International Developed Quality Factor
Credit Suisse Securities (USA) LLC	$13,800	$13,800	$—
JPMorgan Clearing Corp.	2,755	2,755	—
Macquarie Capital (USA) Inc.	2,435	2,435	—

	$18,990	$18,990	$—

MSCI International Developed Size Factor
BNP Paribas Prime Brokerage Inc.	$2,280	$2,280	$—
Citigroup Global Markets Inc.	1,500	1,500	—
Credit Suisse Securities (USA) LLC	15,173	15,173	—
Deutsche Bank Securities Inc.	1,944	1,944	—
JPMorgan Clearing Corp.	4,357	4,357	—

	$25,254	$25,254	$—

MSCI International Developed Value Factor
Citigroup Global Markets Inc.	$21,410	$21,410	$—
Credit Suisse Securities (USA) LLC	34,994	34,994	—
Deutsche Bank Securities Inc.	1,574	1,574	—
JPMorgan Clearing Corp.	10,073	10,073	—
Merrill Lynch, Pierce, Fenner & Smith	24,616	24,616	—

	$92,667	$92,667	$—

MSCI USA Momentum Factor
BNP Paribas Prime Brokerage Inc.	$9,113,754	$9,113,754	$—
Deutsche Bank Securities Inc.	405,130	405,130	—
National Financial Services LLC	520,646	520,646	—

	$10,039,530	$10,039,530	$—

MSCI USA Quality Factor
BNP Paribas Prime Brokerage Inc.	$303,637	$303,637	$—
Citigroup Global Markets Inc.	699,809	699,809	—
Credit Suisse Securities (USA) LLC	16,211	16,211	—
Jefferies LLC	3,603,886	3,603,886	—
JPMorgan Clearing Corp.	6,170,765	6,170,765	—
Merrill Lynch, Pierce, Fenner & Smith	8,437,669	8,437,669	—
National Financial Services LLC	616,443	616,443	—

	$19,848,420	$19,848,420	$—

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI USA Size Factor
Barclays Capital Inc.	$31,515	$31,515	$—
BNP Paribas Prime Brokerage Inc.	94,835	94,835	—
Citigroup Global Markets Inc.	384,928	384,928	—
Credit Suisse Securities (USA) LLC	408,553	408,553	—
Deutsche Bank Securities Inc.	1,148,124	1,148,124	—
Jefferies LLC	14,407	14,407	—
JPMorgan Clearing Corp.	1,438,838	1,438,838	—
Merrill Lynch, Pierce, Fenner & Smith	248,110	248,110	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	589,128	589,128	—
State Street Bank & Trust Company	166,726	166,726	—
Wells Fargo Securities LLC	62,564	62,564	—

	$4,587,728	$4,587,728	$—

MSCI USA Value Factor
Citigroup Global Markets Inc.	$50,185	$50,185	$—
Deutsche Bank Securities Inc.	585,697	585,697	—
Goldman Sachs & Co.	5,667	5,667	—
JPMorgan Clearing Corp.	2,828,762	2,828,762	—
Merrill Lynch, Pierce, Fenner & Smith	1,356,180	1,356,180	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	274,387	274,387	—
State Street Bank & Trust Company	437,289	437,289	—

	$5,538,167	$5,538,167	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI International Developed Momentum Factor	0.30%
MSCI International Developed Quality Factor	0.30
MSCI International Developed Size Factor	0.30
MSCI International Developed Value Factor	0.30

iShares ETF	Investment Advisory Fee
MSCI USA Momentum Factor	0.15%
MSCI USA Quality Factor	0.15
MSCI USA Size Factor	0.15
MSCI USA Value Factor	0.15

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF, and iShares MSCI USA Value Factor ETF (the “Group 1 Funds”), retain 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares MSCI International Developed Momentum Factor ETF, iShares MSCI International Developed Quality Factor ETF, iShares MSCI International Developed Size Factor ETF, and iShares MSCI International Developed Value Factor ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI International Developed Momentum Factor	$9
MSCI International Developed Quality Factor	47
MSCI International Developed Size Factor	144
MSCI International Developed Value Factor	40

iShares ETF	Fees Paid to BTC
MSCI USA Momentum Factor	$17,334
MSCI USA Quality Factor	15,158
MSCI USA Size Factor	7,552
MSCI USA Value Factor	19,487

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2016, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended January 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI USA Quality Factor
BlackRock Inc.	—	68,182	(7,584)	60,598	$19,043,527	$114,243	$153,643

MSCI USA Size Factor
BlackRock Inc.	1,073	60	(319)	814	$255,808	$4,301	$10,655
PNC Financial Services Group Inc. (The)	5,662	835	(1,394)	5,103	442,175	5,052	27,433

					$697,983	$9,353	$38,088

MSCI USA Value Factor
BlackRock Inc.	3,468	680	(4,148)	—	$—	$9,043	$(102,686)
PNC Financial Services Group Inc. (The)	37,772	12,025	(14,287)	35,510	3,076,942	38,620	55,094

					$3,076,942	$47,663	$(47,592)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2016 were as follows:

iShares ETF	Purchases	Sales
MSCI International Developed Momentum Factor	$4,789,939	$4,735,860
MSCI International Developed Quality Factor	1,255,916	1,083,290
MSCI International Developed Size Factor	240,333	247,047
MSCI International Developed Value Factor	416,226	230,308
MSCI USA Momentum Factor	792,262,247	794,719,966
MSCI USA Quality Factor	575,425,292	572,097,534
MSCI USA Size Factor	22,903,735	22,700,590
MSCI USA Value Factor	438,594,703	439,238,711

In-kind transactions (see Note 4) for the six months ended January 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI International Developed Momentum Factor	$4,914,235	$—
MSCI International Developed Quality Factor	6,990,189	—
MSCI International Developed Value Factor	23,573,040	—
MSCI USA Momentum Factor	549,358,463	142,040,257
MSCI USA Quality Factor	1,121,328,366	313,491,217
MSCI USA Size Factor	9,852,238	52,871,790
MSCI USA Value Factor	197,719,557	181,387,340

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares MSCI International Developed Momentum Factor ETF, iShares MSCI International Developed Quality Factor ETF, iShares MSCI International Developed Size Factor ETF, and iShares MSCI International Developed Value Factor ETF each invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2015, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI International Developed Size Factor	$125
MSCI USA Momentum Factor	864,107
MSCI USA Quality Factor	2,149,031
MSCI USA Size Factor	226,751
MSCI USA Value Factor	438,695

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI International Developed Momentum Factor	$9,714,627	$325,569	$(474,440)	$(148,871)
MSCI International Developed Quality Factor	12,201,725	260,224	(730,764)	(470,540)
MSCI International Developed Size Factor	4,988,424	95,830	(686,888)	(591,058)
MSCI International Developed Value Factor	26,324,347	390,249	(462,680)	(72,431)
MSCI USA Momentum Factor	1,136,438,617	63,671,432	(29,043,571)	34,627,861
MSCI USA Quality Factor	1,900,624,936	77,014,605	(104,199,063)	(27,184,458)
MSCI USA Size Factor	185,821,232	12,913,550	(18,529,230)	(5,615,680)
MSCI USA Value Factor	674,679,701	10,841,495	(76,083,766)	(65,242,271)

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI International Developed Momentum Factor	$0.092113	$—	$0.003464	$0.095577	96%	—%	4%	100%
MSCI International Developed Quality Factor	0.141605	—	0.014178	0.155783	91	—	9	100
MSCI International Developed Size Factor	0.225909	—	0.016761	0.242670	93	—	7	100
MSCI International Developed Value Factor	0.187440	—	0.017990	0.205430	91	—	9	100
MSCI USA Momentum Factor	0.365074	—	0.014257	0.379331	96	—	4	100
MSCI USA Size Factor	0.603013	—	0.066615	0.669628	90	—	10	100
MSCI USA Value Factor	0.803150	—	0.027068	0.830218	97	—	3	100

SUPPLEMENTAL INFORMATION	91

Notes:

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	93

Notes:

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-711-0116

JANUARY 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares FactorSelect MSCI Global ETF | ACWF | NYSE Arca
➢	iShares FactorSelect MSCI International ETF | INTF | NYSE Arca
➢	iShares FactorSelect MSCI Intl Small-Cap ETF | ISCF | NYSE Arca
➢	iShares FactorSelect MSCI USA ETF | LRGF | NYSE Arca
➢	iShares FactorSelect MSCI USA Small-Cap ETF | SMLF | NYSE Arca

Fund Performance Overview

iSHARES® FACTORSELECTTM MSCI GLOBAL ETF

Performance as of January 31, 2016

The iShares FactorSelect MSCI Global ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization developed and emerging market stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI ACWI Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -11.45%, net of fees, while the total return for the Index was -11.36%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(13.91)%	(13.55)%	(13.51)%

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$885.50	$2.32	$1,000.00	$1,022.70	$2.49	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector/Investment Type	Percentage of Total Investments*

Financials	17.87%
Health Care	17.60
Consumer Discretionary	15.67
Information Technology	14.25
Industrials	12.77
Consumer Staples	9.36
Materials	4.95
Utilities	3.11
Energy	3.01
Investment Companies	1.00
Telecommunication Services	0.41

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

United States	47.73%
United Kingdom	9.89
Japan	8.95
China	4.92
Switzerland	3.95
South Korea	3.25
France	2.89
Canada	2.08
Denmark	1.57
Hong Kong	1.53

TOTAL	86.76%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® FACTORSELECTTM MSCI INTERNATIONAL ETF

Performance as of January 31, 2016

The iShares FactorSelect MSCI International ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the MSCI World ex USA Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -9.91%, net of fees, while the total return for the Index was -9.80%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(10.10)%	(8.89)%	(10.25)%

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$900.90	$2.15	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	21.58%
Consumer Discretionary	17.50
Industrials	17.33
Consumer Staples	10.74
Information Technology	9.60
Health Care	8.13
Materials	6.28
Telecommunication Services	5.00
Utilities	2.21
Energy	1.63

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

Japan	25.10%
United Kingdom	23.01
Switzerland	12.53
France	6.51
Canada	5.89
Netherlands	4.55
Denmark	4.50
Australia	3.53
Germany	3.40
Hong Kong	3.36

TOTAL	92.38%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FACTORSELECTTM MSCI INTL SMALL-CAP ETF

Performance as of January 31, 2016

The iShares FactorSelect MSCI Intl Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market small-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the MSCI World ex USA Small Cap Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -8.18%, net of fees, while the total return for the Index was -7.94%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(7.12)%	(6.08)%	(6.94)%

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$918.20	$2.89	$1,000.00	$1,022.10	$3.05	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Consumer Discretionary	22.05%
Financials	20.59
Industrials	15.67
Health Care	12.63
Information Technology	11.96
Consumer Staples	6.85
Materials	5.11
Telecommunication Services	2.62
Energy	1.51
Utilities	1.01

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

Japan	33.24%
United Kingdom	22.83
Germany	6.19
Australia	6.06
Switzerland	4.52
Denmark	3.65
Sweden	3.64
Canada	2.90
Norway	2.89
Hong Kong	2.44

TOTAL	88.36%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® FACTORSELECTTM MSCI USA ETF

Performance as of January 31, 2016

The iShares FactorSelect MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -9.79%, net of fees, while the total return for the Index was -9.69%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(9.40)%	(9.36)%	(9.23)%

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$902.10	$1.67	$1,000.00	$1,023.40	$1.78	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Health Care	20.37%
Financials	19.64
Information Technology	15.67
Consumer Discretionary	14.79
Utilities	7.55
Consumer Staples	6.46
Industrials	5.08
Energy	3.55
Telecommunication Services	3.48
Materials	3.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/16

Security	Percentage of Total Investments*

TJX Companies Inc. (The)	2.57%
Accenture PLC Class A	2.53
American International Group Inc.	2.42
Gilead Sciences Inc.	2.38
Aetna Inc.	2.02
AT&T Inc.	2.02
Cigna Corp.	1.96
Anthem Inc.	1.94
Valero Energy Corp.	1.92
Travelers Companies Inc. (The)	1.89

TOTAL	21.65%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FACTORSELECTTM MSCI USA SMALL-CAP ETF

Performance as of January 31, 2016

The iShares FactorSelect MSCI USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Small Cap Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -10.07%, net of fees, while the total return for the Index was -10.06%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(8.07)%	(8.07)%	(7.96)%

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$899.30	$2.39	$1,000.00	$1,022.60	$2.54	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	27.76%
Information Technology	20.06
Health Care	17.79
Consumer Discretionary	16.54
Industrials	9.20
Utilities	3.03
Consumer Staples	2.81
Materials	1.62
Telecommunication Services	0.82
Energy	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/16

Security	Percentage of Total Investments*

Reinsurance Group of America Inc.	1.00%
Health Net Inc./CA	0.96
American Financial Group Inc./OH	0.90
Broadridge Financial Solutions Inc.	0.87
Zions BanCorp.	0.87
StanCorp Financial Group Inc.	0.83
Manhattan Associates Inc.	0.80
Euronet Worldwide Inc.	0.75
Amsurg Corp.	0.75
Endurance Specialty Holdings Ltd.	0.72

TOTAL	8.45%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2015 and held through January 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FACTORSELECT MSCI GLOBAL ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.12%

AUSTRALIA — 1.33%
Bendigo & Adelaide Bank Ltd.	800	$6,077
Cochlear Ltd.	134	8,888
Dexus Property Group	1,928	10,037
GPT Group (The)	3,364	11,612
Incitec Pivot Ltd.	2,716	5,956
Sonic Healthcare Ltd.	650	8,460
Treasury Wine Estates Ltd.	1,000	6,409

		57,439
BELGIUM — 0.83%
Ageas	244	9,860
Colruyt SA	110	5,855
Delhaize Group	130	13,566
Proximus SADP	196	6,733

		36,014
BRAZIL — 0.24%
BB Seguridade Participacoes SA	1,800	10,358

		10,358
CANADA — 2.07%
Alimentation Couche-Tard Inc. Class B	590	25,566
CCL Industries Inc. Class B	50	7,017
Constellation Software Inc./Canada	32	11,597
Dollarama Inc.	220	11,752
Magna International Inc. Class A	588	20,336
Metro Inc.	450	13,242

		89,510
CHINA — 4.90%
AAC Technologies Holdings Inc.[a]	2,000	12,720
Agricultural Bank of China Ltd. Class H	40,000	14,134
China CITIC Bank Corp. Ltd. Class Hb	20,000	11,615
China Communications Construction Co. Ltd. Class H	10,000	8,750
China Conch Venture Holdings Ltd.[a]	3,000	4,818
China Construction Bank Corp. Class H	118,000	71,714
China Huishan Dairy Holdings Co. Ltd.[a]	12,000	4,518
China Vanke Co. Ltd. Class H	2,400	5,427
CITIC Ltd.	8,000	11,245
Country Garden Holdings Co. Ltd.	10,000	3,829
Dongfeng Motor Group Co. Ltd. Class H	8,000	9,375
Fosun International Ltd.	6,000	7,879
Geely Automobile Holdings Ltd.	10,000	4,240
Guangdong Investment Ltd.	8,000	10,156
Hanergy Thin Film Power Group Ltd.[b]	8,000	—

Security	Shares	Value
Netease Inc.[a]	64	$9,993
Shimao Property Holdings Ltd.[a]	2,000	2,775
Sino Biopharmaceutical Ltd.	12,000	8,172
Zhuzhou CSR Times Electric Co. Ltd. Class H	2,000	10,176

		211,536
COLOMBIA — 0.05%
Corp. Financiera Colombiana SA/CD	200	2,201

		2,201
DENMARK — 1.57%
AP Moeller – Maersk A/S Class A	6	7,551
AP Moeller – Maersk A/S Class B	10	12,789
Chr Hansen Holding A/S	180	10,969
Coloplast A/S Class B	190	15,496
Pandora A/S	80	10,637
Tryg A/S	200	3,796
William Demant Holding A/Sb	72	6,316

		67,554
FINLAND — 0.25%
Elisa OYJ	300	10,813

		10,813
FRANCE — 2.88%
Atos SE	128	10,076
AXA SA	2,280	56,175
Cap Gemini SA	216	19,652
Lagardere SCA	166	4,704
SCOR SE	358	12,444
Societe BIC SA	58	9,430
Valeo SA	92	11,891

		124,372
GERMANY — 1.07%
Hannover Rueck SE	96	10,034
HUGO BOSS AG	102	8,097
K+S AG Registered	236	4,957
QIAGEN NVb	376	8,511
RTL Group SAb	52	4,193
United Internet AG Registered[c]	200	10,272

		46,064
HONG KONG — 1.53%
CK Hutchison Holdings Ltd.	2,000	24,759
Michael Kors Holdings Ltd.[b]	234	9,337
New World Development Co. Ltd.	10,000	8,095
Sino Land Co. Ltd.	4,000	5,078
Techtronic Industries Co. Ltd.	2,000	7,529

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI GLOBAL ETF

January 31, 2016

Security	Shares	Value
Wheelock & Co. Ltd.[a]	2,000	$7,594
Yue Yuen Industrial Holdings Ltd.	1,000	3,437

		65,829
HUNGARY — 0.08%
Richter Gedeon Nyrt	178	3,469

		3,469
ISRAEL — 0.66%
Teva Pharmaceutical Industries Ltd.	468	28,336

		28,336
ITALY — 0.08%
UnipolSai SpA	1,734	3,655

		3,655
JAPAN — 8.92%
Alfresa Holdings Corp.	600	10,992
Alps Electric Co. Ltd.	200	3,862
Bank of Yokohama Ltd. (The)	2,000	10,494
Brother Industries Ltd.	1,000	9,904
Casio Computer Co. Ltd.	600	11,439
Chiba Bank Ltd. (The)	2,000	12,175
FUJIFILM Holdings Corp.	800	30,384
Fukuoka Financial Group Inc.	2,000	8,326
ITOCHU Corp.	2,600	30,013
Japan Airlines Co. Ltd.	400	14,789
Koito Manufacturing Co. Ltd.	200	9,070
Konica Minolta Inc.	1,200	9,922
Kuraray Co. Ltd.	1,200	14,273
Marubeni Corp.	3,600	16,967
MEIJI Holdings Co. Ltd.	400	33,007
Mitsubishi Materials Corp.	2,000	6,063
Mitsubishi Tanabe Pharma Corp.	800	12,952
Nippon Yusen KK	2,000	4,229
Nitori Holdings Co. Ltd.	200	15,942
Santen Pharmaceutical Co. Ltd.	1,000	15,702
Sekisui Chemical Co. Ltd.	1,000	12,010
Sekisui House Ltd.	1,200	18,575
Sumitomo Corp.	2,000	19,626
Sumitomo Metal Mining Co. Ltd.	2,000	20,766
T&D Holdings Inc.	1,400	15,698
Tokyo Electric Power Co. Inc.[b]	3,000	14,868
USS Co. Ltd.	200	3,018

		385,066
MALAYSIA — 0.14%
Hartalega Holdings Bhd	1,000	1,300
PPB Group Bhd	1,200	4,788

		6,088

Security	Shares	Value
MEXICO — 0.40%
Gruma SAB de CV Series B	600	$9,075
Grupo Aeroportuario del Sureste SAB de CV Series B	600	8,189

		17,264
NETHERLANDS — 1.29%
Aegon NV	2,956	16,635
Boskalis Westminster	180	7,070
Chicago Bridge & Iron Co. NV	130	5,047
NN Group NV	328	11,059
RELX NV	946	15,728

		55,539
POLAND — 0.08%
Energa SA	500	1,656
Tauron Polska Energia SA	2,700	1,792

		3,448
QATAR — 0.17%
Qatar Electricity & Water Co. QSC	146	7,379

		7,379
RUSSIA — 0.98%
Lukoil PJSC ADR	740	24,916
Surgutneftegas OAO ADR	1,920	9,293
Tatneft PAO ADR	300	8,100

		42,309
SINGAPORE — 0.25%
ComfortDelGro Corp. Ltd.	5,400	10,737

		10,737
SOUTH AFRICA — 1.23%
Brait SEb	1,016	10,508
Discovery Ltd.	800	6,465
Foschini Group Ltd. (The)	440	3,416
Life Healthcare Group Holdings Ltd.	2,000	4,394
Mondi Ltd.	200	3,292
Mr. Price Group Ltd.	600	6,159
Netcare Ltd.	2,000	4,227
RMB Holdings Ltd.	1,600	5,665
Tiger Brands Ltd.	210	3,843
Truworths International Ltd.	800	4,933

		52,902
SOUTH KOREA — 3.05%
E-MART Inc.	64	8,755
Hana Financial Group Inc.	500	8,925
Hyundai Engineering & Construction Co. Ltd.[b]	90	2,755

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI GLOBAL ETF

January 31, 2016

Security	Shares	Value
Hyundai Mobis Co. Ltd.[b]	100	$21,561
Hyundai Steel Co.	200	8,149
KCC Corp.	20	7,298
Kia Motors Corp.	450	16,947
Korea Zinc Co. Ltd.[b]	20	7,273
KT&G Corp.	140	12,086
LG Corp.[b]	200	12,295
LG Display Co. Ltd.	500	9,133
Lotte Chemical Corp.[b]	40	9,175
NCsoft Corp.	36	7,042

		131,394
SPAIN — 0.64%
Distribuidora Internacional de Alimentacion SA	1,844	9,871
Mapfre SA	4,018	8,952
Zardoya Otis SA	832	8,723

		27,546
SWEDEN — 0.36%
Boliden AB	460	6,357
Investment AB Kinnevik Class B	354	9,082

		15,439
SWITZERLAND — 3.94%
Actelion Ltd. Registered	136	17,799
Adecco SA Registered	196	11,955
Baloise Holding AG Registered	76	9,272
EMS-Chemie Holding AG Registered	10	4,177
Galenica AG Registered	8	11,126
Geberit AG Registered	54	19,067
Kuehne + Nagel International AG Registered	82	10,804
Lonza Group AG Registered	82	12,508
Partners Group Holding AG	34	12,219
Sika AG Bearer	2	7,138
Swiss Life Holding AG Registered	40	10,134
Swiss Re AG	474	43,854

		170,053
TAIWAN — 1.34%
Catcher Technology Co. Ltd.	2,000	15,538
China Life Insurance Co. Ltd./Taiwan	6,000	4,320
Compal Electronics Inc.	14,000	8,000
Foxconn Technology Co. Ltd.	2,000	3,882
Innolux Corp.	22,000	6,368
Novatek Microelectronics Corp.	2,000	8,249
Shin Kong Financial Holding Co. Ltd.	28,408	5,496

Security	Shares	Value
WPG Holdings Ltd.	6,000	$5,804

		57,657
THAILAND — 0.13%
Bumrungrad Hospital PCL NVDR	600	3,694
Delta Electronics Thailand PCL NVDR	800	1,774

		5,468
TURKEY — 0.20%
Eregli Demir ve Celik Fabrikalari TAS	3,400	3,550
Tupras Turkiye Petrol Rafinerileri ASb	200	5,061

		8,611
UNITED KINGDOM — 9.86%
3i Group PLC	1,224	7,674
Admiral Group PLC	246	6,190
Auto Trader Group PLC[d]	1,618	8,985
BAE Systems PLC	4,070	29,790
Barratt Developments PLC	1,268	10,783
Bunzl PLC	420	11,129
Carnival PLC	230	11,354
Cobham PLC	1,432	5,159
Croda International PLC	176	7,120
Direct Line Insurance Group PLC	1,730	9,193
Dixons Carphone PLC	1,232	8,278
easyJet PLC	290	6,368
GKN PLC	1,750	6,921
Hargreaves Lansdown PLC	412	7,966
ICAP PLC	694	4,759
IMI PLC	342	3,903
Imperial Tobacco Group PLC	1,244	66,808
ITV PLC	4,820	18,242
J Sainsbury PLC	1,566	5,445
Meggitt PLC	1,014	5,227
Mondi PLC	486	7,831
Persimmon PLC	370	10,686
Provident Financial PLC	246	10,252
RELX PLC	1,430	24,950
Rexam PLC	886	7,541
Sage Group PLC (The)	1,882	16,578
Segro PLC	1,240	7,720
Shire PLC	770	42,707
Smith & Nephew PLC	1,124	18,527
Tate & Lyle PLC	588	5,217
Taylor Wimpey PLC	4,246	11,588
Travis Perkins PLC	310	8,025
William Hill PLC	1,104	6,092
Wm Morrison Supermarkets PLC	2,644	6,545

		425,553

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI GLOBAL ETF

January 31, 2016

Security	Shares	Value
UNITED STATES — 47.60%
Accenture PLC Class A	780	$82,321
Acuity Brands Inc.	60	12,146
Advance Auto Parts Inc.	106	16,117
Aetna Inc.	442	45,013
AGCO Corp.	110	5,365
Alleghany Corp.[b]	20	9,558
Alliant Energy Corp.	140	9,148
American Water Works Co. Inc.	370	24,017
Anthem Inc.	340	44,367
Arch Capital Group Ltd.[b]	162	10,943
Archer-Daniels-Midland Co.	810	28,633
Arrow Electronics Inc.[b]	122	6,295
Assurant Inc.	88	7,155
Autoliv Inc.	132	13,567
AutoNation Inc.[b]	110	4,758
Avago Technologies Ltd.	334	44,659
Avery Dennison Corp.	118	7,185
Avnet Inc.	172	6,866
Axis Capital Holdings Ltd.	122	6,577
Baxalta Inc.	652	26,087
Bed Bath & Beyond Inc.[b]	210	9,066
Best Buy Co. Inc.	434	12,122
Brown-Forman Corp. Class B	166	16,241
Bunge Ltd.	192	11,906
CA Inc.	362	10,400
Cardinal Health Inc.	416	33,850
CDK Global Inc.	182	8,017
Celanese Corp. Series A	194	12,352
CH Robinson Worldwide Inc.	184	11,918
Church & Dwight Co. Inc.	140	11,760
Cigna Corp.	330	44,088
Cintas Corp.	126	10,826
Corning Inc.	1,648	30,669
Delphi Automotive PLC	372	24,158
DENTSPLY International Inc.	178	10,482
Dick’s Sporting Goods Inc.	138	5,393
Dr Pepper Snapple Group Inc.	270	25,337
Eaton Vance Corp. NVS	148	4,242
Edwards Lifesciences Corp.[b]	268	20,960
Equifax Inc.	152	16,082
Everest Re Group Ltd.	56	10,021
Expedia Inc.	120	12,125
Expeditors International of Washington Inc.	274	12,363

Security	Shares	Value
F5 Networks Inc.[b]	98	$9,190
Flextronics International Ltd.[b]	728	7,629
FNF Group	314	10,167
Foot Locker Inc.	204	13,782
GameStop Corp. Class Aa	142	3,722
Gap Inc. (The)	302	7,465
Gilead Sciences Inc.	1,102	91,466
Global Payments Inc.	206	12,144
Goodyear Tire & Rubber Co. (The)	342	9,716
H&R Block Inc.	346	11,781
Hartford Financial Services Group Inc. (The)	542	21,778
Hasbro Inc.	170	12,628
Henry Schein Inc.[b]	106	16,053
HollyFrontier Corp.	238	8,323
Hormel Foods Corp.	244	19,620
HP Inc.	2,348	22,799
Humana Inc.	192	31,256
International Flavors & Fragrances Inc.	102	11,930
Jones Lang LaSalle Inc.	70	9,850
Juniper Networks Inc.	456	10,762
Laboratory Corp. of America Holdings[b]	126	14,156
Lear Corp.	92	9,552
Legg Mason Inc.	130	3,981
Leggett & Platt Inc.	218	9,049
Lincoln National Corp.	326	12,864
Linear Technology Corp.	246	10,512
LyondellBasell Industries NV Class A	476	37,114
Mallinckrodt PLC[b]	146	8,481
ManpowerGroup Inc.	100	7,635
Marathon Petroleum Corp.	704	29,420
Marvell Technology Group Ltd.	486	4,301
McCormick & Co. Inc./MD	184	16,186
MEDNAX Inc.[b]	132	9,169
Mettler-Toledo International Inc.[b]	36	11,263
Molson Coors Brewing Co. Class B	192	17,372
Nasdaq Inc.	148	9,176
Newell Rubbermaid Inc.	342	13,263
Northrop Grumman Corp.	242	44,785
O’Reilly Automotive Inc.[b]	130	33,917
PartnerRe Ltd.	56	7,862
Patterson Companies Inc.	104	4,416
Paychex Inc.	410	19,623
People’s United Financial Inc.	382	5,489
Pinnacle West Capital Corp.	224	14,853

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI GLOBAL ETF

January 31, 2016

Security	Shares	Value
Polaris Industries Inc.	80	$5,907
Principal Financial Group Inc.	370	14,060
Progressive Corp. (The)	700	21,875
Public Service Enterprise Group Inc.	560	23,128
Qorvo Inc.[b]	186	7,366
Quest Diagnostics Inc.	182	11,952
Raymond James Financial Inc.	160	7,010
ResMed Inc.	176	9,979
Robert Half International Inc.	172	7,528
Rockwell Automation Inc.	132	12,615
Rockwell Collins Inc.	172	13,911
Ross Stores Inc.	528	29,705
SCANA Corp.	218	13,723
SEI Investments Co.	178	6,985
Signet Jewelers Ltd.	96	11,136
Skyworks Solutions Inc.	240	16,541
Snap-on Inc.	74	11,955
Southwest Airlines Co.	288	10,835
St. Jude Medical Inc.	326	17,232
Staples Inc.	806	7,190
Synopsys Inc.[b]	196	8,408
TE Connectivity Ltd.	500	28,580
TEGNA Inc.	274	6,579
Torchmark Corp.	162	8,803
Total System Services Inc.	242	9,719
Tractor Supply Co.	172	15,189
Tyson Foods Inc. Class A	394	21,024
Ulta Salon Cosmetics & Fragrance Inc.[b]	82	14,856
United Therapeutics Corp.[b]	56	6,898
Universal Health Services Inc. Class B	116	13,066
Unum Group	318	9,108
Valero Energy Corp.	654	44,387
Varian Medical Systems Inc.[b]	126	9,718
Voya Financial Inc.	288	8,807
WABCO Holdings Inc.[b]	80	7,172
Wabtec Corp./DE	122	7,802
Waters Corp.[b]	104	12,606
WEC Energy Group Inc.	172	9,500
Western Digital Corp.	278	13,338
Western Union Co. (The)	566	10,097
Westlake Chemical Corp.	58	2,638
WR Berkley Corp.	136	6,820
Xerox Corp.	1,364	13,299
XL Group PLC	324	11,748

Security	Shares	Value
Zimmer Biomet Holdings Inc.	214	$21,242

		2,053,692

TOTAL COMMON STOCKS
(Cost: $4,697,871)		4,233,295

PREFERRED STOCKS — 0.61%

BRAZIL — 0.42%
Cia. Energetica de Minas Gerais	2,400	3,529
Itausa – Investimentos Itau SA	8,490	14,532

		18,061
SOUTH KOREA — 0.19%
Hyundai Motor Co. Series 2	100	8,424

		8,424

TOTAL PREFERRED STOCKS
(Cost: $40,361)		26,485

INVESTMENT COMPANIES — 0.99%

INDIA — 0.99%
iShares MSCI India ETF[e]	1,650	42,966

		42,966

TOTAL INVESTMENT COMPANIES
(Cost: $46,507)		42,966

SHORT-TERM INVESTMENTS — 1.16%

MONEY MARKET FUNDS — 1.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[e,f,g]	43,682	43,682
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[e,f,g]	2,299	2,299
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[e,f]	3,975	3,975

		49,956

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,956)		49,956

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI GLOBAL ETF

January 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.88%
(Cost: $4,834,695)	$4,352,702
Other Assets, Less Liabilities — (0.88)%	(38,123)

NET ASSETS — 100.00%	$4,314,579

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FACTORSELECT MSCI INTERNATIONAL ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.61%

AUSTRALIA — 3.53%
Aristocrat Leisure Ltd.	19,866	$144,035
Bendigo & Adelaide Bank Ltd.	16,192	123,010
Cochlear Ltd.	2,200	145,922
Dexus Property Group	36,960	192,417
Flight Centre Travel Group Ltd.	2,024	55,950
GPT Group (The)	72,072	248,783
Harvey Norman Holdings Ltd.	20,064	63,014
Incitec Pivot Ltd.	63,250	138,694
LendLease Group	20,504	188,400
Platinum Asset Management Ltd.	7,590	34,682
Qantas Airways Ltd.	22,553	61,897
REA Group Ltd.	1,892	70,663
Sonic Healthcare Ltd.	13,772	179,246
TPG Telecom Ltd.	10,912	77,572

		1,724,285
BELGIUM — 2.32%
Ageas	7,920	320,041
Colruyt SA	3,080	163,936
Delhaize Group	4,048	422,420
Proximus SADP	6,556	225,232

		1,131,629
CANADA — 5.88%
Alimentation Couche-Tard Inc. Class B	16,060	695,924
CCL Industries Inc. Class B	1,078	151,292
Constellation Software Inc./Canada	726	263,109
Dollarama Inc.	4,796	256,184
Empire Co. Ltd. Class A	6,336	119,223
H&R REIT	6,776	90,764
Industrial Alliance Insurance & Financial Services Inc.	3,630	107,281
Linamar Corp.	1,826	70,886
Magna International Inc. Class A	15,730	544,025
Metro Inc.	9,460	278,372
Open Text Corp.	4,488	218,588
PrairieSky Royalty Ltd.	5,676	80,426

		2,876,074
DENMARK — 4.50%
AP Moeller – Maersk A/S Class A	154	193,816
AP Moeller – Maersk A/S Class B	264	337,615
Chr Hansen Holding A/S	3,828	233,282
Coloplast A/S Class B	3,278	267,350
DSV A/S	7,401	286,625

Security	Shares	Value
Pandora A/S	4,232	$562,684
TDC A/S	33,682	143,629
Tryg A/S	4,554	86,433
William Demant Holding A/Sa	990	86,844

		2,198,278
FINLAND — 0.69%
Elisa OYJ	5,676	204,580
Orion OYJ Class B	4,092	134,161

		338,741
FRANCE — 6.50%
Atos SE	3,498	275,360
AXA SA	47,190	1,162,680
Cap Gemini SA	6,424	584,447
CNP Assurances	7,458	99,381
Peugeot SAa	16,258	240,306
SCOR SE	6,292	218,715
Societe BIC SA	1,188	193,143
Valeo SA	3,102	400,936

		3,174,968
GERMANY — 3.16%
Deutsche Lufthansa AG Registered[a]	9,218	134,305
Hannover Rueck SE	2,310	241,455
HUGO BOSS AG	2,706	214,800
Infineon Technologies AG	41,690	553,959
K+S AG Registered	7,392	155,251
QIAGEN NVa	66	1,494
United Internet AG Registered[b]	4,774	245,190

		1,546,454
HONG KONG — 3.35%
CK Hutchison Holdings Ltd.	44,000	544,711
HK Electric Investments & HK Electric Investments Ltd.[c]	165,000	128,899
Hysan Development Co. Ltd.[d]	22,000	84,802
Kerry Properties Ltd.	22,000	50,542
New World Development Co. Ltd.	198,000	160,275
NWS Holdings Ltd.	44,000	65,015
PCCW Ltd.	154,000	91,812
Sino Land Co. Ltd.	132,000	167,568
Wharf Holdings Ltd. (The)	22,000	101,762
Wheelock & Co. Ltd.[d]	44,000	167,060
Yue Yuen Industrial Holdings Ltd.	22,000	75,615

		1,638,061
IRELAND — 0.18%
Ryanair Holdings PLC ADR	1,124	88,065

		88,065

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTERNATIONAL ETF

January 31, 2016

Security	Shares	Value
ISRAEL — 0.95%
Bank Hapoalim BM	41,206	$190,110
Bank Leumi le-Israel BMa	52,932	173,824
Mizrahi Tefahot Bank Ltd.	5,456	60,896
Taro Pharmaceutical Industries Ltd.[a,d]	286	41,699

		466,529
ITALY — 0.25%
UnipolSai SpA	58,806	123,953

		123,953
JAPAN — 25.07%
Alfresa Holdings Corp.	6,600	120,917
Alps Electric Co. Ltd.	6,600	127,459
Aozora Bank Ltd.	44,000	145,740
Bank of Kyoto Ltd. (The)	22,000	167,546
Brother Industries Ltd.	6,600	65,365
Casio Computer Co. Ltd.	4,400	83,882
Chiba Bank Ltd. (The)	22,000	133,928
Chugoku Bank Ltd. (The)	6,600	77,304
Citizen Holdings Co. Ltd.	11,000	66,055
Daicel Corp.	12,000	173,361
FamilyMart Co. Ltd.	2,200	101,763
Fuji Heavy Industries Ltd.	22,000	882,435
FUJIFILM Holdings Corp.	17,600	668,441
Fukuoka Financial Group Inc.	22,000	91,587
Gunma Bank Ltd. (The)	22,000	119,936
Hachijuni Bank Ltd. (The)	22,000	121,026
Hiroshima Bank Ltd. (The)	22,000	108,124
Hitachi Chemical Co. Ltd.	2,200	37,889
Hitachi High-Technologies Corp.	2,200	61,331
Hitachi Metals Ltd.	2,000	22,021
Hokuhoku Financial Group Inc.	44,000	80,320
Idemitsu Kosan Co. Ltd.	4,400	64,874
Iida Group Holdings Co. Ltd.	2,200	38,543
ITOCHU Corp.	61,600	711,073
Itochu Techno-Solutions Corp.	2,200	35,181
Iyo Bank Ltd. (The)	8,800	73,270
Japan Airlines Co. Ltd.	4,400	162,676
Joyo Bank Ltd. (The)	22,000	87,953
JX Holdings Inc.	85,800	323,172
Kakaku.com Inc.	4,400	83,882
Kamigumi Co. Ltd.	1,000	8,871
Kaneka Corp.	22,000	206,980
Koito Manufacturing Co. Ltd.	4,400	199,529
Konami Holdings Corp.	4,400	100,528
Konica Minolta Inc.	17,600	145,522

Security	Shares	Value
Kose Corp.	1,200	$109,429
Kuraray Co. Ltd.	13,200	157,007
Kyushu Financial Group Inc.[a]	13,200	81,120
Marubeni Corp.	61,600	290,331
Maruichi Steel Tube Ltd.	2,200	61,331
Medipal Holdings Corp.	4,400	70,326
Miraca Holdings Inc.	2,200	89,406
Mitsubishi Materials Corp.	44,000	133,383
Mitsubishi Motors Corp.	24,200	192,297
Mitsubishi Tanabe Pharma Corp.	8,800	142,469
Mixi Inc.	2,200	69,235
Nexon Co. Ltd.	4,400	70,435
NH Foods Ltd.	7,000	134,201
NHK Spring Co. Ltd.	4,400	42,595
Nippon Electric Glass Co. Ltd.	22,000	112,122
Nippon Telegraph & Telephone Corp.	28,600	1,187,798
Nippon Yusen KK	66,000	139,561
Nisshin Seifun Group Inc.	8,800	140,216
NOK Corp.	4,400	89,515
Obic Co. Ltd.	2,200	112,122
Oracle Corp. Japan	2,200	98,674
Osaka Gas Co. Ltd.	74,000	277,137
Otsuka Corp.	2,200	107,760
Resona Holdings Inc.	81,400	368,120
Ryohin Keikaku Co. Ltd.	1,000	209,144
Santen Pharmaceutical Co. Ltd.	15,400	241,815
SBI Holdings Inc./Japan	8,800	86,354
Shimamura Co. Ltd.	200	22,038
Sohgo Security Services Co. Ltd.	2,200	105,943
Stanley Electric Co. Ltd.	4,400	95,149
Sumitomo Heavy Industries Ltd.	22,000	85,227
Sumitomo Metal Mining Co. Ltd.	22,000	228,423
Sumitomo Rubber Industries Ltd.	6,600	82,483
Suzuken Co. Ltd./Aichi Japan	2,200	74,960
Toho Gas Co. Ltd.	22,000	142,651
Tokyo Electric Power Co. Inc.[a]	59,400	294,387
Toppan Printing Co. Ltd.	22,000	188,989
Toyo Suisan Kaisha Ltd.	4,400	150,283
Toyoda Gosei Co. Ltd.	2,200	46,829
Yamada Denki Co. Ltd.	26,400	126,696
Yokogawa Electric Corp.	8,800	96,748

		12,253,193
NETHERLANDS — 4.55%
Aegon NV	69,124	389,012
Boskalis Westminster	3,762	147,765

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTERNATIONAL ETF

January 31, 2016

Security	Shares	Value
Koninklijke Ahold NV	32,670	$736,175
NN Group NV	9,284	313,026
RELX NV	38,281	636,448

		2,222,426
SINGAPORE — 0.70%
ComfortDelGro Corp. Ltd.	77,000	153,102
Golden Agri-Resources Ltd.[a]	255,200	66,342
UOL Group Ltd.	19,800	77,903
Yangzijiang Shipbuilding Holdings Ltd.	70,400	46,000

		343,347
SPAIN — 1.44%
Distribuidora Internacional de Alimentacion SA	33,528	179,472
Endesa SA	12,229	235,073
Mapfre SA	65,230	145,329
Zardoya Otis SA	13,929	146,046

		705,920
SWEDEN — 1.06%
Boliden AB	10,120	139,852
Industrivarden AB Class C	5,940	93,724
Investment AB Kinnevik Class B	4,554	116,838
Securitas AB Class B	11,572	169,904

		520,318
SWITZERLAND — 12.51%
Actelion Ltd. Registered	3,894	509,623
Adecco SA Registered	6,336	386,474
Aryzta AG	3,344	152,408
Baloise Holding AG Registered	1,848	225,443
EMS-Chemie Holding AG Registered	330	137,842
Galenica AG Registered	113	157,151
Geberit AG Registered	1,474	520,464
Kuehne + Nagel International AG Registered	2,244	295,652
Lonza Group AG Registered	1,892	288,606
Partners Group Holding AG	594	213,478
Schindler Holding AG Participation Certificates	1,650	251,852
Schindler Holding AG Registered	858	131,884
SGS SA Registered	220	425,765
Sika AG Bearer	88	314,074
Swiss Life Holding AG Registered	1,232	312,133
Swiss Re AG	12,386	1,145,945
Swisscom AG Registered	1,034	512,131
Transocean Ltd.[d]	13,200	134,364

		6,115,289

Security	Shares	Value
UNITED KINGDOM — 22.97%
3i Group PLC	37,433	$234,696
Admiral Group PLC	8,052	202,622
Amec Foster Wheeler PLC	14,476	84,621
Auto Trader Group PLC[c]	28,446	157,973
BAE Systems PLC	115,676	846,686
Barratt Developments PLC	38,588	328,149
Bunzl PLC	12,958	343,356
Cobham PLC	43,340	156,154
Croda International PLC	5,104	206,486
Direct Line Insurance Group PLC	53,064	281,966
Dixons Carphone PLC	36,564	245,689
easyJet PLC	6,380	140,094
GKN PLC	65,098	257,448
ICAP PLC	20,614	141,351
IMI PLC	9,812	111,973
Imperial Tobacco Group PLC	23,122	1,241,753
Investec PLC	12,144	76,467
ITV PLC	149,094	564,255
J Sainsbury PLC	50,886	176,918
Meggitt PLC	29,128	150,150
Mondi PLC	13,728	221,215
Persimmon PLC	12,012	346,915
Petrofac Ltd.	9,548	107,200
Provident Financial PLC	5,588	232,883
RELX PLC	43,494	758,864
Rexam PLC	27,412	233,304
Sage Group PLC (The)	41,426	364,917
Segro PLC	30,954	192,713
Shire PLC	15,268	846,814
Smith & Nephew PLC	34,672	571,498
Smiths Group PLC	14,718	196,979
Sports Direct International PLC[a]	10,692	63,032
Tate & Lyle PLC	18,722	166,115
Taylor Wimpey PLC	124,938	340,980
Travis Perkins PLC	9,328	241,480
William Hill PLC	34,364	189,619
Wm Morrison Supermarkets PLC	83,820	207,478

		11,230,813

TOTAL COMMON STOCKS
(Cost: $52,495,240)		48,698,343

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTERNATIONAL ETF

January 31, 2016

Security	Shares	Value
PREFERRED STOCKS — 0.23%

GERMANY — 0.23%
Fuchs Petrolub SE	2,728	$111,210

		111,210

TOTAL PREFERRED STOCKS
(Cost: $129,097)		111,210

SHORT-TERM INVESTMENTS — 0.80%

MONEY MARKET FUNDS — 0.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[e,f,g]	339,685	339,685
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[e,f,g]	17,878	17,878
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[e,f]	31,252	31,252

		388,815

TOTAL SHORT-TERM INVESTMENTS
(Cost: $388,815)		388,815

TOTAL INVESTMENTS IN SECURITIES — 100.64%
(Cost: $53,013,152)		49,198,368
Other Assets, Less Liabilities — (0.64)%		(311,716)

NET ASSETS — 100.00%		$48,886,652

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.84%

AUSTRALIA — 6.04%
Ainsworth Game Technology Ltd.	1,310	$2,057
Altium Ltd.	1,124	3,912
ARB Corp. Ltd.	704	7,584
Austal Ltd.	2,554	2,358
Australian Pharmaceutical Industries Ltd.	3,654	5,402
Bellamy’s Australia Ltd.	724	7,077
Burson Group Ltd.	2,528	7,510
Cardno Ltd.[a]	1,355	901
Cedar Woods Properties Ltd.	682	2,123
Credit Corp. Group Ltd.	484	3,845
Dick Smith Holdings Ltd.[a]	5,798	—
Energy World Corp. Ltd.[b]	8,620	1,311
ERM Power Ltd.	1,152	1,190
Evolution Mining Ltd.	11,942	12,248
Gateway Lifestyle	2,772	5,725
GDI Property Group	5,788	3,480
Genworth Mortgage Insurance Australia Ltd.	4,408	8,076
GUD Holdings Ltd.	1,032	4,752
IPH Ltd.	1,044	6,550
Japara Healthcare Ltd.	2,740	5,543
JB Hi-Fi Ltd.	1,102	18,256
M2 Group Ltd.	1,794	15,964
Magellan Financial Group Ltd.	1,408	22,658
McMillan Shakespeare Ltd.	774	6,953
Metals X Ltd.	2,642	1,859
Northern Star Resources Ltd.	7,042	14,744
OzForex Group Ltd.	2,682	5,919
Programmed Maintenance Services Ltd.	2,798	3,978
Regis Healthcare Ltd.	1,664	6,756
Regis Resources Ltd.	4,680	7,779
Select Harvests Ltd.	816	3,071
SG Fleet Group Ltd.	1,330	3,509
Shopping Centres Australasia Property Group	8,054	12,135
Sigma Pharmaceuticals Ltd.	12,862	7,460
Sirtex Medical Ltd.	668	17,776
Slater & Gordon Ltd.	3,484	1,479
St. Barbara Ltd.[b]	5,882	6,158
Tassal Group Ltd.	1,620	5,512
Technology One Ltd.	2,510	8,345
TFS Corp. Ltd.	3,036	2,781
Vocus Communications Ltd.[a]	2,124	11,809

		276,545

Security	Shares	Value
AUSTRIA — 0.59%
ams AG	804	$22,009
Austria Technologie & Systemtechnik AG	392	5,069

		27,078
BELGIUM — 1.71%
AGFA-Gevaert NVb	1,994	8,501
Barco NV	114	7,151
Elia System Operator SA/NV	324	15,601
EVS Broadcast Equipment SA	126	4,028
Intervest Offices & Warehouses NVb	152	3,819
Ion Beam Applications	258	8,643
Kinepolis Group NV	178	7,510
Melexis NV	266	13,284
Mobistar SAb	382	7,905
Nyrstar NVa,b	1,466	2,137

		78,579
CANADA — 2.89%
Air Canada[b]	830	4,630
Alacer Gold Corp.[b]	2,846	4,409
Bird Construction Inc.	522	4,288
Canfor Pulp Products Inc.	396	2,808
Celestica Inc.[b]	1,396	12,599
China Gold International Resources Corp. Ltd.[b]	3,364	4,685
Concordia Healthcare Corp.	453	12,319
CT REIT	300	2,974
DIRTT Environmental Solutions[b]	984	4,489
Dream Global REIT	528	3,020
Dream Industrial REIT	218	1,111
Exco Technologies Ltd.	354	3,670
Gluskin Sheff + Associates Inc.	368	5,133
Guyana Goldfields Inc.[b]	1,767	4,608
Knight Therapeutics Inc.[b]	844	4,060
Logistec Corp. Class B	84	2,267
Magellan Aerospace Corp.	168	1,707
Martinrea International Inc.	936	6,285
Milestone Apartments REIT	304	3,258
New Flyer Industries Inc.	516	9,783
Rogers Sugar Inc.	982	2,917
Silver Standard Resources Inc.[a,b]	978	4,239
Spin Master Corp.[b,c]	156	2,216
Total Energy Services Inc.	344	3,508
Uranium Participation Corp.[b]	1,400	5,044
Valener Inc.	432	5,894
Western Forest Products Inc.	4,554	6,764

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Yellow Pages Ltd./Canada[b]	324	$3,661

		132,346
DENMARK — 3.63%
Alm Brand A/S	974	6,496
Ambu A/S	346	10,686
Bavarian Nordic A/Sb	322	13,376
Dfds A/S	390	13,786
Genmab A/Sb	570	70,993
IC Group A/S	88	2,833
PER Aarsleff A/S Class B	22	6,718
Schouw & Co.	154	9,055
SimCorp A/S	486	23,719
Spar Nord Bank A/S	1,068	8,749

		166,411
FINLAND — 0.17%
Atria OYJ	120	1,154
F-Secure OYJ	1,014	2,765
HKScan OYJ Class A	316	1,200
Ponsse OYJ	138	2,712

		7,831
FRANCE — 1.86%
ABC Arbitrage	342	1,847
Albioma SA	208	2,924
Assystem	92	2,230
Axway Software SA	54	1,363
Boiron SA	94	7,069
Bonduelle SCA	136	3,527
Cegid Group SA	58	3,138
Cie. des Alpes	49	745
FFP	62	4,009
Gaztransport Et Technigaz SA	286	10,667
Groupe Crit	32	1,738
Groupe Fnac SAb	120	6,882
Guerbet	60	4,911
MGI Coutier	120	2,181
Oeneo SA	306	2,351
Parrot SAb	206	4,599
Saft Groupe SA	358	9,336
Sartorius Stedim Biotech	20	7,278
Synergie SA	84	2,193
Trigano SA	100	6,300

		85,288
GERMANY — 5.38%
ADO Properties SAb,c	224	6,250
ADVA Optical Networking SEb	480	4,513

Security	Shares	Value
Amadeus Fire AG	58	$4,164
AURELIUS SE & Co KGaA	274	13,819
Bechtle AG	198	17,313
Cewe Stiftung & Co. KGAA	60	3,173
Deutsche Beteiligungs AG	154	4,562
Dialog Semiconductor PLC[a,b]	862	26,154
Draegerwerk AG & Co. KGaA	18	1,099
Drillisch AG	558	22,793
Freenet AG	1,462	45,204
Gesco AG	34	2,505
GFT Technologies SE	176	5,214
Grand City Properties SA	1,100	22,662
Init Innovation In Traffic Systems AG	62	934
Jenoptik AG	442	5,926
Nemetschek AG	234	10,622
PATRIZIA Immobilien AGb	432	11,001
Pfeiffer Vacuum Technology AG	116	10,606
RIB Software AGa	394	4,148
STRATEC Biomedical AG	54	3,145
TLG Immobilien AG	754	14,278
XING AG	34	6,481

		246,566
HONG KONG — 2.49%
China Strategic Holdings Ltd.[b]	190,000	4,150
CSI Properties Ltd.[a]	80,000	2,159
Dah Sing Financial Holdings Ltd.	2,400	11,194
Emperor Entertainment Hotel Ltd.	10,000	1,773
Emperor International Holdings Ltd.[a]	12,000	1,912
Emperor Watch & Jewellery Ltd.[b]	40,000	807
Enerchina Holdings Ltd.[b]	54,000	2,394
Freeman Financial Corp. Ltd.[b]	80,000	4,420
G-Resources Group Ltd.	240,000	5,489
Great Eagle Holdings Ltd.	2,000	5,589
Hang Fat Ginseng Holdings Co. Ltd.	60,000	262
Hsin Chong Construction Group Ltd.[a]	24,000	2,159
IT Ltd.	4,000	966
Kowloon Development Co. Ltd.	4,000	3,248
Lai Sun Development Co. Ltd.	120,000	1,480
Liu Chong Hing Investment Ltd.	4,000	4,317
Luk Fook Holdings International Ltd.[a]	4,000	7,380
Mason Financial Holdings Ltd.[b]	80,000	2,827
Pacific Textiles Holdings Ltd.	8,000	11,636
Playmates Toys Ltd.	8,000	1,840
Polytec Asset Holdings Ltd.	20,000	1,747
Prosperity REIT	14,000	4,893
Samson Holding Ltd.	12,000	1,388

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Singamas Container Holdings Ltd.	20,000	$1,824
SITC International Holdings Co. Ltd.	14,000	6,458
Sitoy Group Holdings Ltd.[a]	4,000	1,347
SmarTone Telecommunications Holdings Ltd.	4,000	6,157
Sun Hung Kai & Co. Ltd.	8,000	4,667
SUNeVision Holdings Ltd.[a]	8,000	2,405
Sunlight REIT	12,000	5,674
VST Holdings Ltd.	8,000	1,439

		114,001
IRELAND — 0.20%
Hibernia REIT PLC	6,610	9,255

		9,255
ISRAEL — 1.22%
Delek Automotive Systems Ltd.	370	3,293
Harel Insurance Investments & Financial Services Ltd.	792	2,941
IDI Insurance Co. Ltd.	66	3,000
Israel Discount Bank Ltd. Class Ab	14,136	23,064
Ituran Location and Control Ltd.	170	3,028
Matrix IT Ltd.	386	2,173
Phoenix Holdings Ltd. (The)[b]	724	1,483
Plasson Industries Ltd.	46	1,140
Plus500 Ltd.	818	5,100
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	70	3,026
REIT 1 Ltd.	2,148	5,539
Sapiens International Corp. NV	208	2,036

		55,823
ITALY — 1.58%
Ascopiave SpA	816	1,948
Astaldi SpA	662	3,318
Biesse SpA	110	1,481
Danieli & C Officine Meccaniche SpA	164	3,166
Danieli & C Officine Meccaniche SpA RSP	490	7,004
Datalogic SpA	208	3,488
DeA Capital SpA	1,156	1,626
Delclima SpA	432	2,113
Engineering Ingegneria Informatica SpA	50	3,165
Esprinet SpA	334	2,703
Immobiliare Grande Distribuzione SIIQ SpA	3,550	2,785
La Doria SpA	104	1,358
Moleskine SpA	1,262	2,211

Security	Shares	Value
Recordati SpA	1,092	$26,940
Reply SpA	48	6,285
Vittoria Assicurazioni SpA	274	2,716

		72,307
JAPAN — 33.12%
Aderans Co. Ltd.	200	990
Ai Holdings Corp.	400	9,631
Ain Holdings Inc.	400	17,908
Akita Bank Ltd. (The)	2,000	5,865
Anicom Holdings Inc.[b]	200	4,948
Aomori Bank Ltd. (The)	2,000	5,865
Arcland Sakamoto Co. Ltd.	200	4,173
Artnature Inc.	200	1,502
AS ONE Corp.	200	6,905
Asahi Holdings Inc.	400	5,752
Ashikaga Holdings Co. Ltd.	2,000	6,658
Bank of Iwate Ltd. (The)	200	7,715
Bank of Nagoya Ltd. (The)	2,000	6,839
Bank of Saga Ltd. (The)	2,000	4,097
Bank of the Ryukyus Ltd.	400	5,098
Belc Co. Ltd.	200	7,401
Belluna Co. Ltd.	600	3,028
Benefit One Inc.	200	4,196
BML Inc.	200	6,055
Bunka Shutter Co. Ltd.	600	4,877
Calsonic Kansei Corp.	2,000	17,214
Canon Electronics Inc.	200	2,869
Cawachi Ltd.	200	3,329
Chiba Kogyo Bank Ltd. (The)	400	1,972
Chiyoda Integre Co. Ltd.	200	4,964
Chori Co. Ltd.	200	2,542
Ci:z Holdings Co. Ltd.	400	6,694
CKD Corp.	600	5,501
CMIC Holdings Co. Ltd.	200	2,354
CONEXIO Corp.	200	1,761
Corona Corp.	200	1,758
Create Restaurants Holdings Inc.	200	4,981
Create SD Holdings Co. Ltd.	600	12,772
Daihen Corp.	2,000	10,358
Daikyonishikawa Corp.	400	6,410
Daishi Bank Ltd. (The)	4,000	15,000
Daiwa Industries Ltd.	400	2,898
Daiwabo Holdings Co. Ltd.	2,000	3,717
DCM Holdings Co. Ltd.	1,200	8,584
Denyo Co. Ltd.	200	2,524
Descente Ltd.	600	8,985

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Doshisha Co. Ltd.	400	$7,883
DTS Corp.	200	4,109
Eighteenth Bank Ltd. (The)	2,000	5,336
Eiken Chemical Co. Ltd.	200	4,153
Eizo Corp.	200	4,698
Elecom Co. Ltd.	400	4,850
Elematec Corp.	200	3,942
Enplas Corp.	200	6,922
EPS Holdings Inc.	400	4,302
Fields Corp.	200	3,497
Foster Electric Co. Ltd.	200	4,232
Fujibo Holdings Inc.	2,000	3,370
Fujimori Kogyo Co. Ltd.	200	4,740
Fukushima Industries Corp.	200	4,279
Funai Soken Holdings Inc.	200	2,504
G-Tekt Corp.	200	2,495
Gecoss Corp.	200	1,545
Geo Holdings Corp.	400	6,099
GMO Payment Gateway Inc.[a]	200	10,242
Godo Steel Ltd.	2,000	3,717
Gunze Ltd.	2,000	5,567
Gurunavi Inc.	400	7,946
Happinet Corp.	200	1,756
Heiwado Co. Ltd.	400	8,062
Hibiya Engineering Ltd.	200	2,506
Hiday Hidaka Corp.	200	6,575
Higashi-Nippon Bank Ltd. (The)	2,000	5,617
Hisaka Works Ltd.	200	1,398
Hogy Medical Co. Ltd.	200	9,813
Hokuetsu Bank Ltd. (The)	2,000	3,882
Hyakugo Bank Ltd. (The)	2,000	8,310
Hyakujushi Bank Ltd. (The)	2,000	6,377
Icom Inc.	200	3,502
Ikyu Corp.	200	5,666
Inaba Denki Sangyo Co. Ltd.	200	6,145
Inabata & Co. Ltd.	600	5,660
Ines Corp.	400	3,783
Infomart Corp.	400	4,004
ITOCHU Enex Co. Ltd.	600	4,525
IwaiCosmo Holdings Inc.	200	2,128
Japan Digital Laboratory Co. Ltd.	200	2,630
Jimoto Holdings Inc.	1,800	2,676
Juroku Bank Ltd. (The)	4,000	14,141
Justsystems Corp.	400	2,898
K&O Energy Group Inc.	200	2,528
Kaga Electronics Co. Ltd.	200	2,473

Security	Shares	Value
Kaken Pharmaceutical Co. Ltd.	400	$26,003
Kamei Corp.	400	3,671
Kanematsu Corp.	4,000	6,278
Kanematsu Electronics Ltd.	200	3,355
Kasai Kogyo Co. Ltd.	400	5,124
Kato Sangyo Co. Ltd.	200	4,887
Keihin Corp.	600	9,268
Keiyo Bank Ltd. (The)	2,000	8,541
Keiyo Co. Ltd.	400	1,678
Kitz Corp.	1,000	4,419
Kiyo Bank Ltd. (The)	800	10,150
Koa Corp.	400	3,073
Kohnan Shoji Co. Ltd.	400	5,683
Konishi Co. Ltd.	200	3,988
Konoike Transport Co. Ltd.	200	2,455
Koshidaka Holdings Co. Ltd.	200	3,618
Kura Corp.	200	8,343
Kurabo Industries Ltd.	2,000	3,370
Kureha Corp.	2,000	6,971
Kurimoto Ltd.	2,000	3,535
Kuroda Electric Co. Ltd.	400	6,377
Kusuri No Aoki Co. Ltd.	200	8,508
Kyokuto Securities Co. Ltd.	200	2,273
Macnica Fuji Electronics Holdings Inc.[b]	400	4,860
Maeda Road Construction Co. Ltd.	1,000	15,438
Mani Inc.	200	3,157
Marudai Food Co. Ltd.	2,000	7,434
Matsuda Sangyo Co. Ltd.	200	2,329
Meiko Network Japan Co. Ltd.	200	1,857
Melco Holdings Inc.	200	3,459
Message Co. Ltd.	200	5,749
Mie Bank Ltd. (The)	2,000	3,882
Mimasu Semiconductor Industry Co. Ltd.	200	1,710
Ministop Co. Ltd.	200	3,519
MIRAIT Holdings Corp.	800	6,159
Mitsubishi Pencil Co. Ltd.	200	9,053
Mitsubishi Steel Manufacturing Co. Ltd.	2,000	3,469
Mitsui High-Tec Inc.	400	2,015
Miyazaki Bank Ltd. (The)	2,000	5,485
Morita Holdings Corp.	400	3,998
Musashino Bank Ltd. (The)	400	12,423
Nagaileben Co. Ltd.	200	3,165
Nakanishi Inc.	200	7,764
Nanto Bank Ltd. (The)	4,000	11,498
Neturen Co. Ltd.	400	2,967
Nichi-Iko Pharmaceutical Co. Ltd.	600	13,565

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Nichias Corp.	2,000	$12,109
Nichiha Corp.	400	5,706
Nihon M&A Center Inc.	400	18,701
Nippon Beet Sugar Manufacturing Co. Ltd.	2,000	3,320
Nippon Densetsu Kogyo Co. Ltd.	400	7,669
Nippon Flour Mills Co. Ltd.	2,000	14,405
Nippon Kanzai Co. Ltd.	200	3,040
Nippon Signal Co. Ltd.	600	5,670
Nippon Soda Co. Ltd.	2,000	10,589
Nippon Steel & Sumikin Bussan Corp.	2,000	6,410
Nishimatsu Construction Co. Ltd.	4,000	14,339
Nishimatsuya Chain Co. Ltd.	600	5,105
Nisshin OilliO Group Ltd. (The)	2,000	8,277
Nissin Electric Co. Ltd.	400	3,548
Nitta Corp.	200	5,014
Nitto Kogyo Corp.	400	6,509
Nitto Kohki Co. Ltd.	200	3,763
Nojima Corp.	400	4,735
Nomura Co. Ltd.	400	5,141
Noritake Co. Ltd./Nagoya Japan	2,000	4,246
North Pacific Bank Ltd.	4,200	12,663
Ogaki Kyoritsu Bank Ltd. (The)	4,000	13,811
Oita Bank Ltd. (The)	2,000	6,839
Okinawa Electric Power Co. Inc. (The)	200	4,825
Open House Co. Ltd.	400	7,375
Osaka Soda Co. Ltd.	2,000	7,599
Pacific Industrial Co. Ltd.	400	4,037
Pack Corp. (The)	200	4,023
Pal Co. Ltd.	200	4,080
PALTAC Corp.	400	6,826
Paramount Bed Holdings Co. Ltd.	200	6,823
Piolax Inc.	200	10,259
Press Kogyo Co. Ltd.	1,000	3,998
Pressance Corp.	200	6,418
Prima Meat Packers Ltd.	2,000	5,303
Proto Corp.	200	2,825
Qol Co. Ltd.	200	2,879
Raito Kogyo Co. Ltd.	600	5,179
Relo Holdings Inc.	200	23,558
Riso Kagaku Corp.	400	5,442
Ryobi Ltd.	2,000	8,095
Ryosan Co. Ltd.	400	10,688
Ryoyo Electro Corp.	200	1,958
S Foods Inc.	200	4,029
Sac’s Bar Holdings Inc.	200	2,922

Security	Shares	Value
Sakai Chemical Industry Co. Ltd.	2,000	$6,096
Sakata Seed Corp.	400	9,648
San-A Co. Ltd.	200	9,103
San-in Godo Bank Ltd. (The)	2,000	14,207
Seiren Co. Ltd.	600	6,140
Sekisui Jushi Corp.	400	4,771
Septeni Holdings Co. Ltd.	200	4,480
Shikoku Bank Ltd. (The)	2,000	4,064
Shimachu Co. Ltd.	800	17,928
Shin-Etsu Polymer Co. Ltd.	800	4,368
Shinko Plantech Co. Ltd.	400	3,099
Shizuoka Gas Co. Ltd.	600	3,890
SIIX Corp.	200	5,699
Sintokogio Ltd.	600	4,441
SMS Co. Ltd.	400	7,708
St. Marc Holdings Co. Ltd.	200	5,319
Starts Corp. Inc.	400	7,718
Sumitomo Bakelite Co. Ltd.	2,000	7,517
Sumitomo Densetsu Co. Ltd.	200	2,376
Sun Frontier Fudousan Co. Ltd.	200	1,670
T-Gaia Corp.	200	2,139
Tabuchi Electric Co. Ltd.	400	2,227
Tachi-S Co. Ltd.	400	6,040
Taiho Kogyo Co. Ltd.	200	2,134
Takamatsu Construction Group Co. Ltd.	200	3,788
Takara Leben Co. Ltd.	1,000	5,047
Takasago Thermal Engineering Co. Ltd.	800	10,540
Takeuchi Manufacturing Co. Ltd.	400	6,129
Tatsuta Electric Wire and Cable Co. Ltd.	600	2,002
TechnoPro Holdings Inc.	400	10,903
Teikoku Sen-I Co. Ltd.	200	2,129
TKC Corp.	200	4,802
Toa Corp./Tokyo	2,000	5,121
Tocalo Co. Ltd.	200	3,763
Tochigi Bank Ltd. (The)	2,000	9,367
Toho Bank Ltd. (The)	2,000	6,674
Toho Holdings Co. Ltd.	600	13,743
Tohokushinsha Film Corp.	200	1,317
Tokai Corp./Gifu	200	5,361
Tokyo Seimitsu Co. Ltd.	600	12,628
Tokyo TY Financial Group Inc.	200	6,030
Tokyu Construction Co. Ltd.	1,000	6,633
TOMONY Holdings Inc.	2,000	6,773
Toppan Forms Co. Ltd.	600	7,117
Topre Corp.	400	8,666
TOPY Industries Ltd.	2,000	3,915

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Totetsu Kogyo Co. Ltd.	200	$4,791
Towa Bank Ltd. (The)	4,000	3,106
Towa Pharmaceutical Co. Ltd.	200	10,986
Toyo Construction Co. Ltd.	800	3,529
Toyo Corp./Chuo-ku	200	1,830
Toyo Kanetsu KK	2,000	4,130
Toyo Kohan Co. Ltd.	600	1,918
TPR Co. Ltd.	200	5,220
Transcosmos Inc.	400	9,743
Trusco Nakayama Corp.	200	7,021
Tsukuba Bank Ltd.	800	2,452
Tsurumi Manufacturing Co. Ltd.	200	2,985
Tsutsumi Jewelry Co. Ltd.	200	3,973
UKC Holdings Corp.	200	4,117
Unipres Corp.	400	8,280
United Super Markets Holdings Inc.	800	7,295
Valor Holdings Co. Ltd.	400	8,561
Vital KSK Holdings Inc.	400	2,993
Wakita & Co. Ltd.	400	2,947
Warabeya Nichiyo Co. Ltd.	200	4,137
Xebio Holdings Co. Ltd.	200	3,479
Yahagi Construction Co. Ltd.	400	2,471
YAMABIKO Corp.	800	5,584
Yamagata Bank Ltd. (The)	2,000	7,616
Yamanashi Chuo Bank Ltd. (The)	2,000	9,268
Yaoko Co. Ltd.	200	8,252
Yellow Hat Ltd.	200	3,824
Yodogawa Steel Works Ltd.	400	7,289
Yondoshi Holdings Inc.	200	4,470
Yonekyu Corp.	200	4,138
Yorozu Corp.	200	4,213
Yuasa Trading Co. Ltd.	200	4,431

		1,517,725
NETHERLANDS — 1.07%
Accell Group	248	5,034
Amsterdam Commodities NV	180	4,402
BinckBank NV	576	4,574
Euronext NVc	720	34,825

		48,835
NEW ZEALAND — 0.28%
New Zealand Refining Co. Ltd. (The)	1,878	4,508
Nuplex Industries Ltd.	2,176	5,843
Summerset Group Holdings Ltd.	1,052	2,702

		13,053

Security	Shares	Value
NORWAY — 2.88%
Atea ASA	1,070	$8,643
Austevoll Seafood ASA	1,238	7,872
Avance Gas Holding Ltd.[a,c]	334	4,206
Bakkafrost P/F	486	16,043
Borregaard ASA	1,102	5,556
BW LPG Ltd.[c]	870	6,609
Fred Olsen Energy ASA[b]	638	2,515
Kongsberg Automotive ASA[b]	4,486	3,022
Leroy Seafood Group ASA	254	9,662
Nordic Semiconductor ASA[a,b]	1,532	7,083
Prosafe SEa	2,738	4,408
Protector Forsikring ASA	636	5,228
Salmar ASA	592	11,565
Sparebank 1 Nord Norge	1,048	4,215
SpareBank 1 SMN	1,466	7,895
Stolt-Nielsen Ltd.	126	1,436
Storebrand ASA[b]	5,610	22,530
Tanker Investments Ltd.[b]	342	3,409

		131,897
PORTUGAL — 0.35%
CTT-Correios de Portugal SA	1,872	16,205

		16,205
SINGAPORE — 0.89%
Ascendas India Trust	8,600	4,834
Chip Eng Seng Corp. Ltd.	6,400	2,900
First REIT	5,600	4,604
Ho Bee Land Ltd.	2,000	2,642
QAF Ltd.	2,000	1,454
Religare Health Trust[a]	8,400	5,548
Sheng Siong Group Ltd.	6,800	3,989
Tuan Sing Holdings Ltd.	6,200	1,350
Wing Tai Holdings Ltd.	9,000	9,706
Yanlord Land Group Ltd.	5,200	3,727

		40,754
SPAIN — 0.92%
Cia. de Distribucion Integral Logista Holdings SA	466	9,676
Faes Farma SA	3,364	9,774
Laboratorios Farmaceuticos Rovi SA	188	2,848
Miquel y Costas & Miquel SA	134	5,002
Tecnicas Reunidas SA	444	14,658

		41,958
SWEDEN — 4.33%
Avanza Bank Holding AB	274	10,305

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
B&B Tools AB Class B	286	$3,652
Betsson AB	1,360	21,649
Bilia AB Class A	408	7,613
BioGaia AB Class B	124	3,716
Bure Equity AB	618	4,595
Byggmax Group AB	634	5,268
Capio ABb,c	486	2,788
Collector ABb	258	3,768
Concentric AB	462	4,701
Duni AB	410	6,120
Evolution Gaming Group ABb,c	416	14,700
Granges AB	560	4,327
Industrial & Financial Systems Class B	194	8,224
Investment AB Oresund	172	4,142
Inwido AB	616	6,807
ITAB Shop Concept AB	120	3,513
Lifco AB Class B	462	10,242
Medivir AB Class Bb	320	2,500
Mycronic AB	694	6,191
NetEnt AB	318	15,850
New Wave Group AB Class B	488	1,753
Nolato AB Class B	232	6,115
RaySearch Laboratories ABb	236	2,683
Tethys Oil AB	372	2,549
Unibet Group PLC	2,848	32,117
Vitrolife AB	84	2,635

		198,523
SWITZERLAND — 4.50%
Ascom Holding AG Registered	418	6,650
Autoneum Holding AG	38	8,226
BKW AG	170	6,197
Bossard Holding AG	66	6,061
Burkhalter Holding AG	42	4,337
Comet Holding AG Registered	8	4,903
Conzzeta AG	2	1,205
Cosmo Pharmaceuticals SAb	62	9,064
dorma+kaba Holding AG Class B	38	23,364
Feintool International Holding AG	10	760
Forbo Holding AG Registered	14	14,825
Inficon Holding AG Registered	16	4,524
Intershop Holdings AG	12	4,849
Kardex AG Bearer	64	4,581
Komax Holding AG Registered	38	8,048
Mobilezone Holding AG	250	3,501
Orascom Development Holding AGa,b	222	1,939
Schweiter Technologies AG Bearer	14	11,477

Security	Shares	Value
Siegfried Holding AG Registered	40	$7,363
Straumann Holding AG Registered	118	35,700
Tecan Group AG Registered	122	17,538
U-Blox AG	72	14,440
Vetropack Holding AG Bearer	2	2,781
Zehnder Group AG	108	3,800

		206,133
UNITED KINGDOM — 22.74%
888 Holdings PLC	1,646	4,086
Abcam PLC	1,982	18,134
Advanced Medical Solutions Group PLC	2,358	5,720
Al Noor Hospitals Group PLC	932	15,336
AVEVA Group PLC	740	13,971
Beazley PLC	5,750	30,586
Bellway PLC	1,428	56,272
Berkeley Group Holdings PLC	1,325	66,441
Betfair Group PLC	863	53,680
Bovis Homes Group PLC	1,558	20,697
Brewin Dolphin Holdings PLC	3,122	12,334
Cape PLC	1,374	4,380
Card Factory PLC	3,486	17,253
Centamin PLC	12,704	12,227
Chemring Group PLC	2,408	5,721
Chesnara PLC	1,468	6,783
Cineworld Group PLC	2,296	16,447
Clinigen Healthcare Ltd.[b]	812	7,326
Costain Group PLC	860	4,294
Crest Nicholson Holdings PLC	2,952	23,868
CVS Group PLC	650	7,349
Dairy Crest Group PLC	1,542	14,261
Dart Group PLC	1,106	8,684
Debenhams PLC	8,938	9,940
Diploma PLC	1,248	11,799
Domino’s Pizza Group PLC	1,922	26,841
DX Group PLC	3,252	830
Enterprise Inns PLC[b]	5,742	7,493
esure Group PLC	3,386	12,056
Ferrexpo PLC	2,464	612
Fevertree Drinks PLC	864	8,064
Foxtons Group PLC	2,768	6,626
Galliford Try PLC	934	19,674
GAME Digital PLC	1,076	1,599
Gem Diamonds Ltd.	1,868	3,127
Globo PLC[b]	3,686	—
Greggs PLC	1,148	16,968
GVC Holdings PLC[a]	534	3,303

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Halfords Group PLC	2,310	$12,422
Home Retail Group PLC	2,892	5,608
Howden Joinery Group PLC	7,336	52,135
Indivior PLC	7,268	15,578
Interserve PLC	1,634	10,810
iomart Group PLC	994	3,384
ITE Group PLC	2,834	5,608
John Laing Group PLC[c]	1,964	5,711
John Menzies PLC	630	3,660
Just Retirement Group PLC	2,291	4,810
Kainos Group PLC	616	1,938
Kcom Group PLC	5,996	9,866
Keller Group PLC	808	9,393
Laird PLC	3,040	15,308
Lancashire Holdings Ltd.	2,264	19,991
Lookers PLC	3,754	8,414
Majestic Wine PLC[b]	762	3,859
Moneysupermarket.com Group PLC	5,064	24,308
NewRiver Retail Ltd.	2,715	12,979
Northgate PLC	1,790	8,481
OneSavings Bank PLC	988	4,291
Partnership Assurance Group PLC	2,584	4,508
Premier Foods PLC[b]	8,104	4,282
QinetiQ Group PLC	7,004	23,079
Redcentric PLC	1,606	4,209
Redde PLC	3,348	8,525
Redrow PLC	2,602	16,391
RPS Group PLC	2,510	6,489
SafeCharge International Group Ltd.	608	2,087
Safestore Holdings PLC	2,338	11,346
Savills PLC	1,454	15,572
Scapa Group PLC	1,974	5,509
Schroder REIT Ltd.	6,018	4,951
Shawbrook Group PLC[b,c]	1,132	4,812
Skyepharma PLC[b]	820	4,594
ST Modwen Properties PLC	2,122	11,703
Stallergenes Greer PLC[b]	44	1,309
SuperGroup PLC	464	9,682
SVG Capital PLC[b]	1,924	13,395
Synthomer PLC	3,288	13,680
Ted Baker PLC	330	14,085
Telford Homes PLC	718	3,740
Telit Communications PLC[b]	990	2,854
TT electronics PLC	1,908	4,317
Tullett Prebon PLC	2,888	13,740
WH Smith PLC	1,368	35,744

Security	Shares	Value
Xaar PLC	888	$6,040
Zeal Network SE	62	2,257

		1,042,236

TOTAL COMMON STOCKS
(Cost: $4,823,584)		4,529,349

PREFERRED STOCKS — 0.79%

GERMANY — 0.79%
Draegerwerk AG & Co. KGaA	82	5,451
Sartorius AG	100	25,617
STO SE & Co. KGaA	28	3,068
Villeroy & Boch AG	144	1,902

		36,038

TOTAL PREFERRED STOCKS
(Cost: $38,918)		36,038

SHORT-TERM INVESTMENTS — 2.32%

MONEY MARKET FUNDS — 2.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[d,e,f]	100,612	100,612
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[d,e,f]	5,295	5,295
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[d,e]	518	518

		106,425

TOTAL SHORT-TERM INVESTMENTS
(Cost: $106,425)		106,425

TOTAL INVESTMENTS IN SECURITIES — 101.95%
(Cost: $4,968,927)		4,671,812
Other Assets, Less Liabilities — (1.95)%		(89,403)

NET ASSETS — 100.00%		$4,582,409

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FACTORSELECT MSCI USA ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.96%

AEROSPACE & DEFENSE — 1.87%
Northrop Grumman Corp.	5,820	$1,077,049

		1,077,049
AIRLINES — 0.61%
Southwest Airlines Co.	5,404	203,299
United Continental Holdings Inc.[a]	3,097	149,523

		352,822
AUTO COMPONENTS — 2.45%
Autoliv Inc.	2,877	295,698
Delphi Automotive PLC	9,303	604,137
Goodyear Tire & Rubber Co. (The)	8,787	249,639
Lear Corp.	2,502	259,782

		1,409,256
BANKS — 0.89%
Citizens Financial Group Inc.	17,240	366,350
People’s United Financial Inc.	10,161	146,014

		512,364
BEVERAGES — 2.54%
Coca-Cola Enterprises Inc.	7,040	326,797
Dr Pepper Snapple Group Inc.	6,243	585,843
Molson Coors Brewing Co. Class B	6,084	550,480

		1,463,120
BIOTECHNOLOGY — 3.77%
Baxalta Inc.	19,984	799,560
Gilead Sciences Inc.	16,510	1,370,330

		2,169,890
CAPITAL MARKETS — 1.00%
Eaton Vance Corp. NVS	3,812	109,252
Legg Mason Inc.	3,235	99,056
Raymond James Financial Inc.	4,247	186,061
SEI Investments Co.	4,623	181,406

		575,775
CHEMICALS — 2.57%
Celanese Corp. Series A	5,008	318,859
LyondellBasell Industries NV Class A	12,950	1,009,712
Mosaic Co. (The)	3,402	81,988
Westlake Chemical Corp.	1,515	68,902

		1,479,461
COMMUNICATIONS EQUIPMENT — 0.84%
F5 Networks Inc.[a]	2,316	217,194
Juniper Networks Inc.	11,286	266,350

		483,544

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.70%
Chicago Bridge & Iron Co. NV	3,141	$121,934
Jacobs Engineering Group Inc.[a]	4,059	159,234
Quanta Services Inc.[a]	6,454	120,690

		401,858
CONTAINERS & PACKAGING — 0.84%
Avery Dennison Corp.	2,998	182,548
WestRock Co.	8,545	301,468

		484,016
DIVERSIFIED CONSUMER SERVICES — 0.46%
H&R Block Inc.	7,695	262,015

		262,015
DIVERSIFIED FINANCIAL SERVICES — 0.81%
Nasdaq Inc.	3,876	240,312
Voya Financial Inc.	7,418	226,842

		467,154
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.83%
AT&T Inc.	32,167	1,159,942
CenturyLink Inc.	18,406	467,881

		1,627,823
ELECTRIC UTILITIES — 3.68%
Edison International	10,163	628,074
Entergy Corp.	5,866	414,022
Exelon Corp.	28,160	832,691
Pinnacle West Capital Corp.	3,632	240,838

		2,115,625
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.76%
Arrow Electronics Inc.[a]	3,096	159,754
Avnet Inc.	4,406	175,887
Corning Inc.	40,119	746,615
Flextronics International Ltd.[a]	18,570	194,614
FLIR Systems Inc.	4,597	134,416
TE Connectivity Ltd.	13,147	751,482

		2,162,768
FOOD PRODUCTS — 3.91%
Archer-Daniels-Midland Co.	19,924	704,313
Bunge Ltd.	4,694	291,075
Campbell Soup Co.	6,086	343,311
Hormel Foods Corp.	4,744	381,465
Tyson Foods Inc. Class A	9,954	531,146

		2,251,310
HEALTH CARE EQUIPMENT & SUPPLIES — 3.29%
Becton Dickinson and Co.	2,116	307,603

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA ETF

January 31, 2016

Security	Shares	Value
Edwards Lifesciences Corp.[a]	7,032	$549,973
ResMed Inc.	4,583	259,856
St. Jude Medical Inc.	9,212	486,946
Varian Medical Systems Inc.[a]	3,235	249,515
Zimmer Biomet Holdings Inc.	387	38,414

		1,892,307
HEALTH CARE PROVIDERS & SERVICES — 12.25%
Aetna Inc.	11,403	1,161,281
Anthem Inc.	8,555	1,116,342
Cardinal Health Inc.	10,699	870,578
Centene Corp.[a,b]	3,709	230,180
Cigna Corp.	8,421	1,125,046
Henry Schein Inc.[a]	1,170	177,185
Humana Inc.	4,850	789,531
MEDNAX Inc.[a]	3,076	213,659
Patterson Companies Inc.	2,744	116,510
Quest Diagnostics Inc.	4,680	307,336
UnitedHealth Group Inc.	5,218	600,905
Universal Health Services Inc. Class B	2,995	337,357

		7,045,910
HOTELS, RESTAURANTS & LEISURE — 0.82%
Royal Caribbean Cruises Ltd.	5,740	470,450

		470,450
HOUSEHOLD DURABLES — 0.32%
Leggett & Platt Inc.	4,485	186,172

		186,172
INSURANCE — 16.57%
Aflac Inc.	14,077	815,903
Alleghany Corp.[a]	523	249,952
American International Group Inc.	24,668	1,393,249
Arch Capital Group Ltd.[a]	3,996	269,930
Assurant Inc.	2,191	178,150
Axis Capital Holdings Ltd.	3,300	177,903
Cincinnati Financial Corp.	5,086	293,106
Everest Re Group Ltd.	1,439	257,495
FNF Group	8,211	265,872
Hartford Financial Services Group Inc. (The)	13,567	545,122
Lincoln National Corp.	8,193	323,296
Loews Corp.	9,489	351,188
Markel Corp.[a]	456	383,250
MetLife Inc.	22,418	1,000,964
Principal Financial Group Inc.	9,628	365,864
Progressive Corp. (The)	19,186	599,562
Torchmark Corp.	4,100	222,794

Security	Shares	Value
Travelers Companies Inc. (The)	10,177	$1,089,346
Unum Group	8,045	230,409
WR Berkley Corp.	3,234	162,185
XL Group PLC	9,874	358,031

		9,533,571
INTERNET & CATALOG RETAIL — 0.71%
Expedia Inc.	4,028	406,989

		406,989
IT SERVICES — 4.87%
Accenture PLC Class A	13,779	1,454,236
Paychex Inc.	10,631	508,800
Total System Services Inc.	5,426	217,908
Western Union Co. (The)	16,695	297,839
Xerox Corp.	33,154	323,251

		2,802,034
LEISURE PRODUCTS — 0.26%
Polaris Industries Inc.	2,059	152,037

		152,037
LIFE SCIENCES TOOLS & SERVICES — 1.06%
Mettler-Toledo International Inc.[a]	905	283,129
Waters Corp.[a]	2,686	325,570

		608,699
MACHINERY — 1.06%
AGCO Corp.	2,286	111,488
Cummins Inc.	5,549	498,800

		610,288
MEDIA — 0.29%
TEGNA Inc.	7,052	169,319

		169,319
MULTI-UTILITIES — 3.87%
Alliant Energy Corp.	3,694	241,366
Ameren Corp.	7,926	356,036
Consolidated Edison Inc.	9,582	664,895
Public Service Enterprise Group Inc.	16,551	683,556
SCANA Corp.	4,421	278,302

		2,224,155
MULTILINE RETAIL — 1.32%
Kohl’s Corp.	6,460	321,385
Macy’s Inc.	10,820	437,236

		758,621
OIL, GAS & CONSUMABLE FUELS — 3.55%
HollyFrontier Corp.	5,872	205,344
Marathon Petroleum Corp.	17,546	733,247

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA ETF

January 31, 2016

Security	Shares	Value
Valero Energy Corp.	16,257	$1,103,363

		2,041,954
PROFESSIONAL SERVICES — 0.67%
ManpowerGroup Inc.	2,516	192,097
Robert Half International Inc.	4,408	192,938

		385,035
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.36%
Jones Lang LaSalle Inc.	1,474	207,421

		207,421
ROAD & RAIL — 0.16%
AMERCO	257	94,229

		94,229
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.96%
Marvell Technology Group Ltd.	13,573	120,121
Skyworks Solutions Inc.	6,235	429,716

		549,837
SOFTWARE — 1.41%
Activision Blizzard Inc.	406	14,137
CA Inc.	10,807	310,485
CDK Global Inc.	4,457	196,331
Microsoft Corp.	1,324	72,939
Synopsys Inc.[a]	5,111	219,262

		813,154
SPECIALTY RETAIL — 8.15%
Advance Auto Parts Inc.	2,385	362,639
Bed Bath & Beyond Inc.[a]	968	41,789
Best Buy Co. Inc.	10,362	289,411
Dick’s Sporting Goods Inc.	3,070	119,976
Foot Locker Inc.	4,550	307,398
GameStop Corp. Class Ab	3,500	91,735
Gap Inc. (The)[b]	8,209	202,926
O’Reilly Automotive Inc.[a,b]	3,249	847,664
Ross Stores Inc.	13,541	761,817
Staples Inc.	21,098	188,194
TJX Companies Inc. (The)	20,734	1,477,090

		4,690,639
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.83%
Apple Inc.	7,858	764,898
HP Inc.	59,074	573,609
NetApp Inc.	9,837	215,725
Seagate Technology PLC	9,855	286,288

Security	Shares	Value
Western Digital Corp.	7,525	$361,049

		2,201,569
WIRELESS TELECOMMUNICATION SERVICES — 0.65%
T-Mobile U.S. Inc.[a]	9,316	374,037

		374,037

TOTAL COMMON STOCKS
(Cost: $61,944,321)		57,514,277

SHORT-TERM INVESTMENTS — 0.94%

MONEY MARKET FUNDS — 0.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	463,658	463,658
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	24,403	24,403
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	53,635	53,635

		541,696

TOTAL SHORT-TERM INVESTMENTS
(Cost: $541,696)		541,696

TOTAL INVESTMENTS IN SECURITIES — 100.90%
(Cost: $62,486,017)		58,055,973
Other Assets, Less Liabilities — (0.90)%		(515,006)

NET ASSETS — 100.00%		$57,540,967

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 100.39%

AEROSPACE & DEFENSE — 0.57%
Cubic Corp.	111	$4,436
Engility Holdings Inc.	93	1,256
KLX Inc.[a]	272	7,951
National Presto Industries Inc.	25	1,977

		15,620
AIR FREIGHT & LOGISTICS — 0.17%
Air Transport Services Group Inc.[a]	77	749
Atlas Air Worldwide Holdings Inc.[a]	34	1,249
Echo Global Logistics Inc.[a,b]	120	2,641

		4,639
AIRLINES — 0.33%
Allegiant Travel Co.	25	4,012
Hawaiian Holdings Inc.[a]	71	2,500
SkyWest Inc.	61	916
Virgin America Inc.[a,b]	55	1,697

		9,125
AUTO COMPONENTS — 1.46%
Cooper Tire & Rubber Co.	277	10,099
Cooper-Standard Holding Inc.[a]	88	6,095
Drew Industries Inc.	116	6,658
Fox Factory Holding Corp.[a]	94	1,390
Gentherm Inc.[a]	168	6,722
Motorcar Parts of America Inc.[a,b]	92	3,162
Standard Motor Products Inc.	103	3,843
Superior Industries International Inc.	111	2,044

		40,013
AUTOMOBILES — 0.55%
Thor Industries Inc.	243	12,741
Winnebago Industries Inc.	140	2,465

		15,206
BANKS — 10.91%
1st Source Corp.	68	2,055
Ameris Bancorp.	163	4,716
Arrow Financial Corp.	62	1,706
Banc of California Inc.	161	2,431
BancFirst Corp.	37	2,070
Bancorp. Inc. (The)[a]	182	819
BBCN Bancorp. Inc.	357	5,426
Berkshire Hills Bancorp. Inc.	148	4,111
Blue Hills Bancorp. Inc.	148	2,176
BNC Bancorp.	184	4,272
Bridge Bancorp. Inc.	79	2,300

Security	Shares	Value
Brookline Bancorp. Inc.	355	$3,962
Bryn Mawr Bank Corp.	63	1,652
Camden National Corp.	40	1,679
Capital Bank Financial Corp. Class A	129	3,928
Cardinal Financial Corp.	163	3,108
Cascade Bancorp.[a]	166	896
CenterState Banks Inc.	230	3,264
Central Pacific Financial Corp.	159	3,331
Chemical Financial Corp.	193	6,149
City Holding Co.	78	3,468
CoBiz Financial Inc.	182	2,000
Columbia Banking System Inc.	293	8,682
Community Trust Bancorp. Inc.	79	2,752
ConnectOne Bancorp. Inc.	144	2,395
Eagle Bancorp. Inc.[a,b]	155	7,322
Enterprise Financial Services Corp.	93	2,640
FCB Financial Holdings Inc. Class Aa	158	5,312
Fidelity Southern Corp.	86	1,359
First BanCorp./Puerto Rico[a]	598	1,555
First Busey Corp.	125	2,304
First Community Bancshares Inc./VA	83	1,540
First Financial Bancorp.	313	5,008
First Financial Corp./IN	49	1,619
First Interstate BancSystem Inc.	105	2,830
First Merchants Corp.	206	4,709
First NBC Bank Holding Co.[a]	81	2,543
German American Bancorp. Inc.	64	2,036
Great Southern Bancorp. Inc.	49	1,944
Great Western Bancorp. Inc.	268	7,000
Hanmi Financial Corp.	162	3,515
Heartland Financial USA Inc.	84	2,516
Heritage Financial Corp./WA	152	2,753
HomeTrust Bancshares Inc.[a]	101	1,869
Independent Bank Corp./Rockland MA	126	5,759
Independent Bank Group Inc.	52	1,555
Lakeland Bancorp. Inc.	237	2,657
Lakeland Financial Corp.	84	3,678
MainSource Financial Group Inc.	104	2,307
National Bank Holdings Corp. Class A	154	3,032
NBT Bancorp. Inc.	222	5,750
OFG Bancorp.	230	1,293
Opus Bank	101	3,332
Pacific Premier Bancorp. Inc.[a]	104	2,135
Peoples Bancorp. Inc./OH	82	1,407
Pinnacle Financial Partners Inc.	159	7,926

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Popular Inc.	525	$13,198
Preferred Bank/Los Angeles CA	60	1,950
Renasant Corp.	194	6,160
Republic Bancorp. Inc./KY Class A	55	1,469
S&T Bancorp. Inc.	167	4,511
Sandy Spring Bancorp. Inc.	124	3,298
ServisFirst Bancshares Inc.	112	4,488
Simmons First National Corp. Class A	144	6,381
State Bank Financial Corp.	180	3,467
Sterling Bancorp./DE	541	8,499
Stock Yards Bancorp. Inc.	75	2,931
Talmer Bancorp. Inc. Class A	306	4,914
Tompkins Financial Corp.	68	3,809
TowneBank/Portsmouth VA	209	3,986
TriCo Bancshares	104	2,653
Tristate Capital Holdings Inc.[a,b]	121	1,440
Union Bankshares Corp.	229	5,260
Univest Corp. of Pennsylvania	105	2,066
Washington Trust Bancorp. Inc.	73	2,881
WesBanco Inc.	176	5,108
Wilshire Bancorp. Inc.	358	3,791
Yadkin Financial Corp.	134	3,114
Zions BanCorp.	1,057	23,973

		299,900
BEVERAGES — 0.25%
Coca-Cola Bottling Co. Consolidated	25	4,397
National Beverage Corp.[a,b]	61	2,522

		6,919
BIOTECHNOLOGY — 2.05%
AMAG Pharmaceuticals Inc.[a,b]	187	4,284
Chiasma Inc.[a,b]	55	567
Eagle Pharmaceuticals Inc./DEa,b	45	3,235
Emergent BioSolutions Inc.[a]	161	5,893
Enanta Pharmaceuticals Inc.[a,b]	52	1,336
Insys Therapeutics Inc.[a,b]	132	2,290
Kite Pharma Inc.[a]	183	8,691
MiMedx Group Inc.[a,b]	469	3,902
Myriad Genetics Inc.[a]	348	13,562
NewLink Genetics Corp.[a,b]	109	2,655
Osiris Therapeutics Inc.	87	623
PDL BioPharma Inc.	790	2,481
Progenics Pharmaceuticals Inc.[a,b]	353	1,472
Repligen Corp.[a,b]	158	3,500
Vanda Pharmaceuticals Inc.[a,b]	214	1,825

		56,316

Security	Shares	Value
BUILDING PRODUCTS — 0.98%
AAON Inc.	215	$4,629
American Woodmark Corp.[a]	70	4,830
Apogee Enterprises Inc.	12	477
Gibraltar Industries Inc.[a]	149	3,165
Griffon Corp.	161	2,444
Insteel Industries Inc.	90	2,206
Patrick Industries Inc.[a]	59	2,062
Universal Forest Products Inc.	102	7,027

		26,840
CAPITAL MARKETS — 0.55%
Cowen Group Inc. Class Aa,b	518	1,481
Diamond Hill Investment Group Inc.	19	3,212
INTL. FCStone Inc.[a]	79	2,227
KCG Holdings Inc. Class Aa,b	238	2,432
Oppenheimer Holdings Inc. Class A	58	889
Piper Jaffray Companies[a]	76	2,584
Pzena Investment Management Inc. Class A	65	501
Westwood Holdings Group Inc.	37	1,754

		15,080
CHEMICALS — 0.37%
AgroFresh Solutions Inc.[a]	114	626
FutureFuel Corp.	126	1,578
Hawkins Inc.	50	1,873
Innospec Inc.	125	6,231

		10,308
COMMERCIAL SERVICES & SUPPLIES — 1.62%
ACCO Brands Corp.[a]	566	3,436
Deluxe Corp.	173	9,671
Ennis Inc.	134	2,676
InnerWorkings Inc.[a]	201	1,419
Kimball International Inc. Class B	175	1,687
Knoll Inc.	247	4,532
McGrath RentCorp	120	2,929
Multi-Color Corp.	68	4,286
Quad/Graphics Inc.	127	1,280
UniFirst Corp./MA	77	8,108
Viad Corp.	102	3,006
VSE Corp.	23	1,380

		44,410
COMMUNICATIONS EQUIPMENT — 1.14%
Black Box Corp.	88	671
Calix Inc.[a]	211	1,620

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Comtech Telecommunications Corp.	82	$1,601
InterDigital Inc./PA	182	8,197
Ixia[a]	283	2,708
NETGEAR Inc.[a]	154	5,755
Plantronics Inc.	179	8,025
ShoreTel Inc.[a]	327	2,685

		31,262
CONSTRUCTION & ENGINEERING — 0.98%
Aegion Corp.[a]	184	3,317
Argan Inc.	64	1,928
Comfort Systems USA Inc.	190	5,385
Dycom Industries Inc.[a]	173	11,463
MYR Group Inc.[a]	110	2,201
Tutor Perini Corp.[a,b]	199	2,629

		26,923
CONSTRUCTION MATERIALS — 0.14%
U.S. Concrete Inc.[a,b]	70	3,183
U.S. Lime & Minerals Inc.	11	605

		3,788
CONSUMER FINANCE — 0.31%
Cash America International Inc.	134	4,012
Ezcorp Inc. Class Aa,b	247	751
Green Dot Corp. Class Aa	159	2,825
World Acceptance Corp.[a,b]	32	926

		8,514
DISTRIBUTORS — 0.37%
Core-Mark Holding Co. Inc.	114	9,267
Weyco Group Inc.	30	804

		10,071
DIVERSIFIED CONSUMER SERVICES — 1.18%
American Public Education Inc.[a,b]	80	1,262
Apollo Education Group Inc.[a]	489	3,883
Bridgepoint Education Inc.[a]	86	576
Capella Education Co.	58	2,547
Carriage Services Inc.	84	1,864
DeVry Education Group Inc.[b]	306	6,089
Graham Holdings Co. Class B	24	11,633
K12 Inc.[a]	163	1,498
Strayer Education Inc.[a]	56	2,990

		32,342
DIVERSIFIED FINANCIAL SERVICES — 0.14%
FNFV Group[a,b]	402	3,771

		3,771

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.52%
Fairpoint Communications Inc.[a]	109	$1,635
IDT Corp. Class B	96	1,219
Inteliquent Inc.	170	2,921
Iridium Communications Inc.[a,b]	408	2,840
Straight Path Communications Inc. Class Ba,b	48	1,080
Vonage Holdings Corp.[a]	917	4,704

		14,399
ELECTRIC UTILITIES — 0.51%
El Paso Electric Co.	190	7,777
Empire District Electric Co. (The)	216	6,337

		14,114
ELECTRICAL EQUIPMENT — 0.24%
AZZ Inc.	131	6,744

		6,744
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.45%
AVX Corp.	255	2,927
Benchmark Electronics Inc.[a]	262	5,502
Checkpoint Systems Inc.	211	1,367
CTS Corp.	153	2,410
Daktronics Inc.	188	1,510
DTS Inc./CAa	86	1,916
Electro Rent Corp.	85	743
ePlus Inc.[a,b]	32	3,031
II-VI Inc.[a]	264	5,491
Insight Enterprises Inc.[a]	186	4,395
Jabil Circuit Inc.	911	18,138
Kimball Electronics Inc.[a]	154	1,546
Methode Electronics Inc.	185	4,821
MTS Systems Corp.	70	3,738
Multi-Fineline Electronix Inc.[a]	52	870
Newport Corp.[a]	205	3,122
OSI Systems Inc.[a,b]	95	5,208
Park Electrochemical Corp.	98	1,595
PC Connection Inc.	58	1,309
Plexus Corp.[a]	170	5,942
QLogic Corp.[a,b]	444	5,692
Rofin-Sinar Technologies Inc.[a]	143	3,645
Rogers Corp.[a]	92	4,367
Sanmina Corp.[a]	408	7,646
ScanSource Inc.[a]	142	4,456
Tech Data Corp.[a]	179	11,170
TTM Technologies Inc.[a]	324	1,889

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Vishay Intertechnology Inc.	686	$7,862

		122,308
ENERGY EQUIPMENT & SERVICES — 0.21%
Matrix Service Co.[a]	134	2,541
Natural Gas Services Group Inc.[a,b]	65	1,230
PHI Inc. NVS[a]	63	1,142
Transocean Partners LLC	105	844

		5,757
FOOD & STAPLES RETAILING — 0.39%
Ingles Markets Inc. Class A	60	2,302
Natural Grocers by Vitamin Cottage Inc.[a]	55	990
SpartanNash Co.	190	3,899
Village Super Market Inc. Class A	38	998
Weis Markets Inc.	63	2,559

		10,748
FOOD PRODUCTS — 1.27%
Cal-Maine Foods Inc.	155	7,823
Farmer Bros. Co.[a]	42	1,170
Fresh Del Monte Produce Inc.[b]	173	7,060
John B Sanfilippo & Son Inc.	42	2,519
Landec Corp.[a]	129	1,552
Omega Protein Corp.[a]	110	2,485
Sanderson Farms Inc.	104	8,447
Seaboard Corp.[a]	1	2,877
Seneca Foods Corp. Class Aa	36	995

		34,928
GAS UTILITIES — 1.84%
Chesapeake Utilities Corp.	80	5,038
New Jersey Resources Corp.	420	14,793
ONE Gas Inc.	256	14,479
WGL Holdings Inc.	242	16,163

		50,473
HEALTH CARE EQUIPMENT & SUPPLIES — 5.69%
Abaxis Inc.	106	4,616
ABIOMED Inc.[a]	205	17,493
Analogic Corp.	63	4,666
AngioDynamics Inc.[a]	143	1,619
Anika Therapeutics Inc.[a,b]	74	2,784
AtriCure Inc.[a,b]	137	2,395
Atrion Corp.	9	3,380
Cantel Medical Corp.	179	10,627
CONMED Corp.	126	4,654
Exactech Inc.[a]	59	1,181
Globus Medical Inc. Class Aa,b	361	9,007

Security	Shares	Value
Greatbatch Inc.[a]	119	$4,595
Hill-Rom Holdings Inc.	290	14,175
ICU Medical Inc.[a]	72	6,930
Inogen Inc.[a,b]	64	2,127
Integra LifeSciences Holdings Corp.[a]	148	9,095
LivaNova PLC[a]	208	11,644
Masimo Corp.[a]	249	9,151
Meridian Bioscience Inc.	211	4,062
Merit Medical Systems Inc.[a]	213	3,525
Natus Medical Inc.[a]	168	5,927
NuVasive Inc.[a]	248	11,438
Orthofix International NVa	96	3,789
SurModics Inc.[a,b]	69	1,376
Vascular Solutions Inc.[a]	88	2,408
Zeltiq Aesthetics Inc.[a,b]	157	3,645

		156,309
HEALTH CARE PROVIDERS & SERVICES — 6.09%
AAC Holdings Inc.[a,b]	48	857
Aceto Corp.	148	3,382
Addus HomeCare Corp.[a,b]	34	721
Adeptus Health Inc. Class Aa,b	60	2,831
Almost Family Inc.[a,b]	40	1,530
Amedisys Inc.[a]	128	4,576
AMN Healthcare Services Inc.[a]	241	6,789
Amsurg Corp.[a]	281	20,566
Chemed Corp.	86	12,067
CorVel Corp.[a]	56	2,555
Ensign Group Inc. (The)	246	5,523
Hanger Inc.[a]	179	2,415
Health Net Inc./CAa	400	26,488
HealthEquity Inc.[a,b]	173	3,728
Healthways Inc.[a]	155	1,823
LHC Group Inc.[a]	68	2,579
LifePoint Health Inc.[a]	233	16,261
Magellan Health Inc.[a]	137	7,809
Molina Healthcare Inc.[a,b]	213	11,696
National Healthcare Corp.	47	2,968
PharMerica Corp.[a]	154	4,572
Triple-S Management Corp. Class Ba	120	2,675
U.S. Physical Therapy Inc.	63	3,222
VCA Inc.[a]	383	19,636

		167,269
HEALTH CARE TECHNOLOGY — 0.40%
Computer Programs & Systems Inc.	57	2,995
Omnicell Inc.[a,b]	182	5,094

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Quality Systems Inc.	229	$3,002

		11,091
HOTELS, RESTAURANTS & LEISURE — 1.92%
BJ’s Restaurants Inc.[a]	95	4,074
Cheesecake Factory Inc. (The)	236	11,399
Cracker Barrel Old Country Store Inc.[b]	94	12,336
Del Frisco’s Restaurant Group Inc.[a,b]	124	1,964
Marcus Corp. (The)	89	1,686
Red Robin Gourmet Burgers Inc.[a]	68	4,198
Ruby Tuesday Inc.[a]	314	1,711
Ruth’s Hospitality Group Inc.	178	2,892
Speedway Motorsports Inc.	63	1,189
Texas Roadhouse Inc.	308	11,344

		52,793
HOUSEHOLD DURABLES — 1.52%
Cavco Industries Inc.[a]	39	3,271
Century Communities Inc.[a]	81	1,198
CSS Industries Inc.	49	1,373
Ethan Allen Interiors Inc.	130	3,471
Green Brick Partners Inc.[a,b]	74	435
Helen of Troy Ltd.[a]	138	12,333
Installed Building Products Inc.[a]	98	2,041
La-Z-Boy Inc.	251	5,382
M/I Homes Inc.[a]	120	2,150
NACCO Industries Inc. Class A	19	904
TopBuild Corp.[a]	194	5,195
Universal Electronics Inc.[a]	79	3,962

		41,715
HOUSEHOLD PRODUCTS — 0.48%
Central Garden & Pet Co.[a]	54	728
Central Garden & Pet Co. Class Aa	170	2,349
Energizer Holdings Inc.	315	10,093

		13,170
INSURANCE — 12.07%
Allied World Assurance Co. Holdings AG	473	17,307
American Equity Investment Life Holding Co.	391	7,112
American Financial Group Inc./OH	350	24,843
American National Insurance Co.	41	3,984
AMERISAFE Inc.	99	5,050
AmTrust Financial Services Inc.	223	12,753
Argo Group International Holdings Ltd.	141	8,013
Aspen Insurance Holdings Ltd.	319	14,837
Assured Guaranty Ltd.	764	18,168

Security	Shares	Value
Baldwin & Lyons Inc. Class B	45	$1,113
CNO Financial Group Inc.	1,004	17,470
Employers Holdings Inc.	162	4,035
Endurance Specialty Holdings Ltd.	320	19,818
Enstar Group Ltd.[a]	56	8,935
FBL Financial Group Inc. Class A	57	3,480
Federated National Holding Co.	65	1,608
Fidelity & Guaranty Life	63	1,578
Global Indemnity PLC[a]	48	1,443
Hanover Insurance Group Inc. (The)	205	16,706
HCI Group Inc.	49	1,629
Heritage Insurance Holdings Inc.	129	2,557
Horace Mann Educators Corp.	209	6,421
Infinity Property & Casualty Corp.	58	4,605
James River Group Holdings Ltd.	58	1,967
Kemper Corp.	215	7,430
Maiden Holdings Ltd.	280	3,584
National General Holdings Corp.	236	4,670
National Interstate Corp.	43	1,055
National Western Life Group Inc.	12	2,769
Navigators Group Inc. (The)[a]	60	5,257
ProAssurance Corp.	271	13,583
Reinsurance Group of America Inc.	328	27,627
Safety Insurance Group Inc.	64	3,611
Selective Insurance Group Inc.	289	9,049
StanCorp Financial Group Inc.	201	23,047
State Auto Financial Corp.	86	1,877
State National Companies Inc.	158	1,556
Symetra Financial Corp.	412	13,192
Third Point Reinsurance Ltd.[a,b]	293	3,413
United Insurance Holdings Corp.	88	1,367
Universal Insurance Holdings Inc.[b]	163	3,055

		331,574
INTERNET & CATALOG RETAIL — 0.41%
1-800-Flowers.com Inc. Class Aa,b	141	1,002
Blue Nile Inc.[a]	60	2,087
FTD Companies Inc.[a]	97	2,396
NutriSystem Inc.	147	2,912
Overstock.com Inc.[a,b]	85	1,008
PetMed Express Inc.	107	1,928

		11,333
INTERNET SOFTWARE & SERVICES — 1.07%
Blucora Inc.[a]	203	1,752
DHI Group Inc.[a]	227	2,113
j2 Global Inc.	219	15,880

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Liquidity Services Inc.[a]	129	$840
Stamps.com Inc.[a,b]	75	7,036
XO Group Inc.[a]	119	1,773

		29,394
IT SERVICES — 6.60%
Blackhawk Network Holdings Inc.[a]	263	9,912
Broadridge Financial Solutions Inc.	448	23,995
CACI International Inc. Class Aa	113	9,387
Cass Information Systems Inc.	48	2,443
CIBER Inc.[a]	361	1,173
Convergys Corp.	498	12,171
CSG Systems International Inc.	170	5,940
DST Systems Inc.	168	17,709
EPAM Systems Inc.[a]	217	16,253
Euronet Worldwide Inc.[a]	261	20,820
ExlService Holdings Inc.[a]	160	6,986
Forrester Research Inc.	44	1,407
Hackett Group Inc. (The)	121	1,787
Lionbridge Technologies Inc.[a]	306	1,417
ManTech International Corp./VA Class A	128	3,690
MAXIMUS Inc.	321	17,132
Net 1 UEPS Technologies Inc.[a]	213	2,317
Perficient Inc.[a]	179	3,410
Science Applications International Corp.	203	8,652
Sykes Enterprises Inc.[a]	203	5,976
TeleTech Holdings Inc.	88	2,351
Virtusa Corp.[a]	143	6,395

		181,323
LEISURE PRODUCTS — 1.05%
Nautilus Inc.[a]	152	2,961
Smith & Wesson Holding Corp.[a,b]	275	5,929
Sturm Ruger & Co. Inc.	95	5,591
Vista Outdoor Inc.[a]	298	14,366

		28,847
LIFE SCIENCES TOOLS & SERVICES — 2.25%
Affymetrix Inc.[a,b]	404	5,668
Albany Molecular Research Inc.[a,b]	135	2,203
Bio-Techne Corp.	173	14,305
Cambrex Corp.[a]	159	5,508
INC Research Holdings Inc.[a]	176	7,415
Luminex Corp.[a]	196	3,761
PAREXEL International Corp.[a,b]	289	18,485
PRA Health Sciences Inc.[a,b]	107	4,610

		61,955

Security	Shares	Value
MACHINERY — 1.42%
Alamo Group Inc.	52	$2,758
Astec Industries Inc.	99	3,693
Briggs & Stratton Corp.	222	4,365
Douglas Dynamics Inc.	116	2,304
ESCO Technologies Inc.	136	4,682
FreightCar America Inc.	63	1,200
Hyster-Yale Materials Handling Inc.	44	2,285
John Bean Technologies Corp.	148	6,780
Kadant Inc.	57	2,212
Lydall Inc.[a]	86	2,429
SPX Corp.	187	1,739
Standex International Corp.	65	4,694

		39,141
MARINE — 0.07%
Matson Inc.	48	1,940

		1,940
MEDIA — 1.56%
Cable One Inc.	27	11,610
Entercom Communications Corp. Class Aa	121	1,269
Gannett Co. Inc.	554	8,221
Harte-Hanks Inc.	221	756
MSG Networks Inc. Class Aa	284	4,967
New Media Investment Group Inc.	213	3,689
Scholastic Corp.	121	4,154
Time Inc.	556	8,340

		43,006
METALS & MINING — 0.49%
Century Aluminum Co.[a,b]	277	1,307
Kaiser Aluminum Corp.	84	6,530
Materion Corp.	97	2,376
McEwen Mining Inc.[b]	1,202	1,479
Schnitzer Steel Industries Inc. Class A	132	1,775

		13,467
MULTI-UTILITIES — 0.10%
Unitil Corp.	69	2,674

		2,674
MULTILINE RETAIL — 0.48%
Big Lots Inc.	263	10,199
Fred’s Inc. Class A	177	2,921

		13,120
OIL, GAS & CONSUMABLE FUELS — 0.16%
Alon USA Energy Inc.	143	1,799

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Renewable Energy Group Inc.[a]	167	$1,157
REX American Resources Corp.[a,b]	29	1,550

		4,506
PAPER & FOREST PRODUCTS — 0.62%
Domtar Corp.	311	10,030
Neenah Paper Inc.	85	5,137
Resolute Forest Products Inc.[a]	336	1,895

		17,062
PERSONAL PRODUCTS — 0.21%
Medifast Inc.	46	1,335
Natural Health Trends Corp.[b]	41	818
USANA Health Sciences Inc.[a,b]	29	3,680

		5,833
PHARMACEUTICALS — 1.38%
Amphastar Pharmaceuticals Inc.[a,b]	169	2,036
ANI Pharmaceuticals Inc.[a,b]	42	1,344
Horizon Pharma PLC[a,b]	686	12,005
Impax Laboratories Inc.[a]	331	12,403
Lannett Co. Inc.[a,b]	134	3,418
SciClone Pharmaceuticals Inc.[a]	249	1,990
Sucampo Pharmaceuticals Inc. Class Aa	115	1,455
Supernus Pharmaceuticals Inc.[a]	172	1,950
Teligent Inc.[a,b]	187	1,343

		37,944
PROFESSIONAL SERVICES — 2.09%
Acacia Research Corp.	257	961
Barrett Business Services Inc.	33	1,293
CBIZ Inc.[a]	242	2,444
Exponent Inc.	127	6,516
FTI Consulting Inc.[a,b]	212	7,185
Heidrick & Struggles International Inc.	91	2,399
Huron Consulting Group Inc.[a,b]	119	6,677
ICF International Inc.[a]	90	3,079
Insperity Inc.	83	3,729
Kelly Services Inc. Class A	147	2,437
Kforce Inc.	126	2,810
Korn/Ferry International	261	8,042
Navigant Consulting Inc.[a]	243	3,837
Resources Connection Inc.	193	2,916
RPX Corp.[a]	264	3,057

		57,382
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.59%
Agree Realty Corp.	106	3,913
Altisource Residential Corp.[b]	288	2,866

Security	Shares	Value
Anworth Mortgage Asset Corp.	520	$2,215
Apollo Commercial Real Estate Finance Inc.	295	4,690
Chimera Investment Corp.	948	11,746
New York Mortgage Trust Inc.[b]	543	2,628
One Liberty Properties Inc.	70	1,450
Resource Capital Corp.	168	1,751
Select Income REIT[b]	321	6,067
Seritage Growth Properties[b]	126	4,913
United Development Funding IVb	155	1,561

		43,800
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.23%
Forestar Group Inc.[a,b]	149	1,353
Marcus & Millichap Inc.[a]	77	1,820
RE/MAX Holdings Inc. Class A	89	3,099

		6,272
ROAD & RAIL — 0.55%
ArcBest Corp.	128	2,628
Celadon Group Inc.	127	1,008
Covenant Transportation Group Inc. Class Aa,b	64	1,250
Heartland Express Inc.[b]	230	3,944
Marten Transport Ltd.	128	2,148
PAM Transportation Services Inc.[a]	17	439
Roadrunner Transportation Systems Inc.[a]	155	1,228
Saia Inc.[a]	121	2,588

		15,233
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.99%
Ambarella Inc.[a]	160	6,349
Brooks Automation Inc.	342	3,259
Cabot Microelectronics Corp.[a]	120	4,877
CEVA Inc.[a]	104	2,408
Cirrus Logic Inc.[a,b]	322	11,180
Cohu Inc.	131	1,586
Diodes Inc.[a]	197	3,769
FormFactor Inc.[a]	294	2,443
Integrated Device Technology Inc.[a]	659	16,791
IXYS Corp.	129	1,539
Kulicke & Soffa Industries Inc.[a]	370	3,744
MaxLinear Inc. Class Aa	257	3,953
MKS Instruments Inc.	270	9,569
Monolithic Power Systems Inc.	182	11,388
NVE Corp.	24	1,190

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Photronics Inc.[a,b]	338	$4,036
Rudolph Technologies Inc.[a,b]	159	2,037
Synaptics Inc.[a,b]	172	12,609
Tessera Technologies Inc.	238	6,859

		109,586
SOFTWARE — 2.41%
Ebix Inc.[b]	141	4,811
Ellie Mae Inc.[a,b]	150	10,474
Epiq Systems Inc.	109	1,365
Glu Mobile Inc.[a,b]	596	1,317
Manhattan Associates Inc.[a]	381	21,965
MicroStrategy Inc. Class Aa	50	8,625
Progress Software Corp.[a]	228	5,903
QAD Inc. Class A	50	926
Rovi Corp.[a]	440	8,562
VASCO Data Security International Inc.[a,b]	151	2,341

		66,289
SPECIALTY RETAIL — 4.56%
Aaron’s Inc.	331	7,573
Abercrombie & Fitch Co. Class A	358	9,394
America’s Car-Mart Inc./TXa,b	45	1,056
American Eagle Outfitters Inc.	92	1,347
Ascena Retail Group Inc.[a]	886	6,539
Barnes & Noble Education Inc.[a]	195	2,149
Barnes & Noble Inc.	309	2,710
Big 5 Sporting Goods Corp.	103	1,253
Buckle Inc. (The)	145	4,121
Caleres Inc.	211	5,672
Cato Corp. (The) Class A	137	5,525
Children’s Place Inc. (The)	106	6,901
Citi Trends Inc.	79	1,632
Express Inc.[a]	386	6,547
Finish Line Inc. (The) Class A	234	4,432
Genesco Inc.[a,b]	122	8,069
Guess? Inc.	326	6,044
Haverty Furniture Companies Inc.	97	1,838
Hibbett Sports Inc.[a,b]	125	4,020
Kirkland’s Inc.	85	1,005
Murphy USA Inc.[a]	220	12,727
Pep Boys-Manny Moe & Jack (The)[a]	246	4,548
Rent-A-Center Inc./TX	269	3,664
Select Comfort Corp.[a]	263	5,539
Shoe Carnival Inc.	81	1,878
Sportsman’s Warehouse Holdings Inc.[a,b]	128	1,678
Stage Stores Inc.	170	1,411

Security	Shares	Value
Stein Mart Inc.	161	$1,185
TravelCenters of America LLC[a]	172	1,202
Winmark Corp.	16	1,510
Zumiez Inc.a.b	115	2,083

		125,252
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.49%
Lexmark International Inc. Class A	277	7,814
Super Micro Computer Inc.[a]	186	5,539

		13,353
TEXTILES, APPAREL & LUXURY GOODS — 1.55%
Columbia Sportswear Co.	137	7,560
G-III Apparel Group Ltd.[a,b]	205	10,119
Movado Group Inc.	82	2,107
Sequential Brands Group Inc.[a]	197	1,269
Skechers U.S.A. Inc. Class Aa	639	18,013
Unifi Inc.[a]	80	1,909
Vera Bradley Inc.[a,b]	110	1,626

		42,603
THRIFTS & MORTGAGE FINANCE — 2.07%
Anchor BanCorp. Wisconsin Inc.[a]	34	1,451
Bank Mutual Corp.	233	1,836
Beneficial Bancorp. Inc.[a]	420	5,439
BofI Holding Inc.[a,b]	269	4,616
Federal Agricultural Mortgage Corp. Class C	50	1,630
Flagstar Bancorp. Inc.[a]	114	2,126
HomeStreet Inc.[a]	101	2,068
LendingTree Inc.[a,b]	33	2,432
Meridian Bancorp. Inc.	116	1,630
Northfield Bancorp. Inc.	233	3,607
Northwest Bancshares Inc.	489	6,147
Oritani Financial Corp.	190	3,177
Provident Financial Services Inc.	300	5,892
TrustCo Bank Corp. NY	482	2,651
United Financial Bancorp. Inc.	237	2,678
Walker & Dunlop Inc.[a]	139	3,330
Waterstone Financial Inc.	143	1,981
WSFS Financial Corp.	146	4,243

		56,934
TOBACCO — 0.22%
Universal Corp./VA	109	5,966

		5,966
TRADING COMPANIES & DISTRIBUTORS — 0.21%
Aircastle Ltd.[b]	329	5,649

		5,649

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
WATER UTILITIES — 0.59%
American States Water Co.	189	$8,580
Connecticut Water Service Inc.	59	2,533
Middlesex Water Co.	85	2,465
SJW Corp.	80	2,608

		16,186
WIRELESS TELECOMMUNICATION SERVICES — 0.30%
Boingo Wireless Inc.[a]	160	976
Shenandoah Telecommunications Co.	232	5,331
Spok Holdings Inc.	109	1,963

		8,270

TOTAL COMMON STOCKS
(Cost: $3,006,995)		2,758,759

SHORT-TERM INVESTMENTS — 11.43%

MONEY MARKET FUNDS — 11.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	293,584	293,584
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	15,452	15,452
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	4,969	4,969

		314,005

TOTAL SHORT-TERM INVESTMENTS
(Cost: $314,005)		314,005

TOTAL INVESTMENTS IN SECURITIES — 111.82%
(Cost: $3,321,000)		3,072,764
Other Assets, Less Liabilities — (11.82)%		(324,881)

NET ASSETS — 100.00%		$2,747,883

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2016

	iShares FactorSelect MSCI Global ETF	iShares FactorSelect MSCI International ETF	iShares FactorSelect MSCI Intl Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,738,232	$52,624,337	$4,862,502
Affiliated (Note 2)	96,463	388,815	106,425

Total cost of investments	$4,834,695	$53,013,152	$4,968,927

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,259,780	$48,809,553	$4,565,387
Affiliated (Note 2)	92,922	388,815	106,425

Total fair value of investments	4,352,702	49,198,368	4,671,812
Foreign currency, at value[b]	4,594	43,656	12,236
Cash	10	—	—
Receivables:
Investment securities sold	—	—	3,764
Dividends and interest	4,867	18,838	2,793
Tax reclaims	204	2,127	89

Total Assets	4,362,377	49,262,989	4,690,694

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	45,981	357,563	105,907
Investment advisory fees (Note 2)	1,817	18,774	2,378

Total Liabilities	47,798	376,337	108,285

NET ASSETS	$4,314,579	$48,886,652	$4,582,409

Net assets consist of:
Paid-in capital	$4,863,453	$52,912,016	$4,998,844
Distributions in excess of net investment income	(1,178)	(17,865)	(13,637)
Accumulated net realized loss	(65,443)	(192,266)	(105,546)
Net unrealized depreciation	(482,253)	(3,815,233)	(297,252)

NET ASSETS	$4,314,579	$48,886,652	$4,582,409

Shares outstanding[c]	200,000	2,200,000	200,000

Net asset value per share	$21.57	$22.22	$22.91

[a]	Securities on loan with values of $44,269, $344,723 and $98,383, respectively. See Note 1.
[b]	Cost of foreign currency: $4,688, $43,770 and $12,288, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2016

	iShares FactorSelect MSCI USA ETF	iShares FactorSelect MSCI USA Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$61,944,321	$3,006,995
Affiliated (Note 2)	541,696	314,005

Total cost of investments	$62,486,017	$3,321,000

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$57,514,277	$2,758,759
Affiliated (Note 2)	541,696	314,005

Total fair value of investments	58,055,973	3,072,764
Cash	—	9,001
Receivables:
Investment securities sold	136,100	—
Dividends and interest	37,134	1,303
Capital shares sold	30,580	—

Total Assets	58,259,787	3,083,068

LIABILITIES
Payables:
Investment securities purchased	214,583	24,991
Collateral for securities on loan (Note 1)	488,061	309,036
Investment advisory fees (Note 2)	16,176	1,158

Total Liabilities	718,820	335,185

NET ASSETS	$57,540,967	$2,747,883

Net assets consist of:
Paid-in capital	$62,080,545	$3,079,006
Undistributed net investment income	22,250	705
Accumulated net realized loss	(131,784)	(83,592)
Net unrealized depreciation	(4,430,044)	(248,236)

NET ASSETS	$57,540,967	$2,747,883

Shares outstanding[b]	2,550,000	100,000

Net asset value per share	$22.57	$27.48

[a]	Securities on loan with values of $478,251 and $300,479, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2016

	iShares FactorSelect MSCI Global ETF	iShares FactorSelect MSCI International ETF	iShares FactorSelect MSCI Intl Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$22,342	$95,598	$46,544
Dividends — affiliated (Note 2)	330	—	—
Interest — affiliated (Note 2)	2	8	2
Securities lending income — affiliated — net (Note 2)	293	1,536	976

Total investment income	22,967	97,142	47,522

EXPENSES
Investment advisory fees (Note 2)	7,380	48,561	14,613

Total expenses	7,380	48,561	14,613
Less investment advisory fees waived (Note 2)	(101)	—	—

Net expenses	7,279	48,561	14,613

Net investment income	15,688	48,581	32,909

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(54,010)	(178,817)	(103,127)
Investments — affiliated (Note 2)	(298)	—	—
Foreign currency transactions	(297)	(872)	(848)

Net realized loss	(54,605)	(179,689)	(103,975)

Net change in unrealized appreciation/depreciation on:
Investments	(406,337)	(3,908,400)	(337,798)
Translation of assets and liabilities in foreign currencies	(178)	(398)	(138)

Net change in unrealized appreciation/depreciation	(406,515)	(3,908,798)	(337,936)

Net realized and unrealized loss	(461,120)	(4,088,487)	(441,911)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(445,432)	$(4,039,906)	$(409,002)

[a]	Net of foreign withholding tax of $2,087, $15,110 and $4,079, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2016

	iShares FactorSelect MSCI USA ETF	iShares FactorSelect MSCI USA Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$190,072	$23,838
Interest — affiliated (Note 2)	17	2
Securities lending income — affiliated — net (Note 2)	420	1,752

Total investment income	190,509	25,592

EXPENSES
Investment advisory fees (Note 2)	36,145	7,353

Total expenses	36,145	7,353

Net investment income	154,364	18,239

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(119,575)	(45,187)

Net realized loss	(119,575)	(45,187)

Net change in unrealized appreciation/depreciation	(4,485,340)	(282,002)

Net realized and unrealized loss	(4,604,915)	(327,189)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,450,551)	$(308,950)

[a]	Net of foreign withholding tax of $29 and $11, respectively.

See notes to financial statements.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FactorSelect MSCI Global ETF		iShares FactorSelect MSCI International ETF
	Six months ended January 31, 2016 (Unaudited)	Period from April 28, 2015[a] to July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Period from April 28, 2015[a] to July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,688	$15,150	$48,581	$18,130
Net realized loss	(54,605)	(11,005)	(179,689)	(3,596)
Net change in unrealized appreciation/depreciation	(406,515)	(75,738)	(3,908,798)	93,565

Net increase (decrease) in net assets resulting from operations	(445,432)	(71,593)	(4,039,906)	108,099

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,741)	(11,108)	(76,736)	(16,821)

Total distributions to shareholders	(20,741)	(11,108)	(76,736)	(16,821)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,333,283	2,530,170	48,063,744	4,848,272

Net increase in net assets from capital share transactions	2,333,283	2,530,170	48,063,744	4,848,272

INCREASE IN NET ASSETS	1,867,110	2,447,469	43,947,102	4,939,550

NET ASSETS
Beginning of period	2,447,469	—	4,939,550	—

End of period	$4,314,579	$2,447,469	$48,886,652	$4,939,550

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,178)	$3,875	$(17,865)	$10,290

SHARES ISSUED
Shares sold	100,000	100,000	2,000,000	200,000

Net increase in shares outstanding	100,000	100,000	2,000,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FactorSelect MSCI Intl Small-Cap ETF		iShares FactorSelect MSCI USA ETF
	Six months ended January 31, 2016 (Unaudited)	Period from April 28, 2015[a] to July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Period from April 28, 2015[a] to July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$32,909	$13,170	$154,364	$10,135
Net realized loss	(103,975)	(394)	(119,575)	(12,209)
Net change in unrealized appreciation/depreciation	(337,936)	40,684	(4,485,340)	55,296

Net increase (decrease) in net assets resulting from operations	(409,002)	53,460	(4,450,551)	53,222

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(49,018)	(11,875)	(134,509)	(7,740)

Total distributions to shareholders	(49,018)	(11,875)	(134,509)	(7,740)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	4,998,844	57,095,884	4,984,661

Net increase in net assets from capital share transactions	—	4,998,844	57,095,884	4,984,661

INCREASE (DECREASE) IN NET ASSETS	(458,020)	5,040,429	52,510,824	5,030,143

NET ASSETS
Beginning of period	5,040,429	—	5,030,143	—

End of period	$4,582,409	$5,040,429	$57,540,967	$5,030,143

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(13,637)	$2,472	$22,250	$2,395

SHARES ISSUED
Shares sold	—	200,000	2,350,000	200,000

Net increase in shares outstanding	—	200,000	2,350,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FactorSelect MSCI USA Small-Cap ETF
	Six months ended January 31, 2016 (Unaudited)	Period from April 28, 2015[a] to July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$18,239	$5,985
Net realized gain (loss)	(45,187)	20,401
Net change in unrealized appreciation/depreciation	(282,002)	33,766

Net increase (decrease) in net assets resulting from operations	(308,950)	60,152

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(19,374)	(4,145)

Total distributions to shareholders	(19,374)	(4,145)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	4,531,135
Cost of shares redeemed	—	(1,510,935)

Net increase in net assets from capital share transactions	—	3,020,200

INCREASE (DECREASE) IN NET ASSETS	(328,324)	3,076,207

NET ASSETS
Beginning of period	3,076,207	—

End of period	$2,747,883	$3,076,207

Undistributed net investment income included in net assets at end of period	$705	$1,840

SHARES ISSUED AND REDEEMED
Shares sold	—	150,000
Shares redeemed	—	(50,000)

Net increase in shares outstanding	—	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares FactorSelect MSCI Global ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Period from Apr. 28, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$24.47	$25.28

Income from investment operations:
Net investment income[b]	0.12	0.15
Net realized and unrealized loss[c]	(2.92)	(0.85)

Total from investment operations	(2.80)	(0.70)

Less distributions from:
Net investment income	(0.10)	(0.11)

Total distributions	(0.10)	(0.11)

Net asset value, end of period	$21.57	$24.47

Total return	(11.45)%[d]	(2.77)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,315	$2,447
Ratio of expenses to average net assets[e]	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.06%	2.37%
Portfolio turnover rate[f]	18%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended January 31, 2016 was 18%. See Note 4.

See notes to financial statements.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares FactorSelect MSCI International ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Period from Apr. 28, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$24.70	$24.92

Income from investment operations:
Net investment income[b]	0.05	0.15
Net realized and unrealized loss[c]	(2.50)	(0.20)

Total from investment operations	(2.45)	(0.05)

Less distributions from:
Net investment income	(0.03)	(0.17)

Total distributions	(0.03)	(0.17)

Net asset value, end of period	$22.22	$24.70

Total return	(9.91)%[d]	(0.21)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$48,887	$4,940
Ratio of expenses to average net assets[e]	0.45%	0.45%
Ratio of net investment income to average net assets[e]	0.45%	2.29%
Portfolio turnover rate[f]	14%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares FactorSelect MSCI Intl Small-Cap ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Period from Apr. 28, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$25.20	$25.03

Income from investment operations:
Net investment income[b]	0.16	0.13
Net realized and unrealized gain (loss)[c]	(2.20)	0.16

Total from investment operations	(2.04)	0.29

Less distributions from:
Net investment income	(0.25)	(0.12)

Total distributions	(0.25)	(0.12)

Net asset value, end of period	$22.91	$25.20

Total return	(8.18)%[d]	1.15%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,582	$5,040
Ratio of expenses to average net assets[e]	0.60%	0.60%
Ratio of net investment income to average net assets[e]	1.35%	2.03%
Portfolio turnover rate[f]	24%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares FactorSelect MSCI USA ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Period from Apr. 28, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$25.15	$25.12

Income from investment operations:
Net investment income[b]	0.18	0.08
Net realized and unrealized gain (loss)[c]	(2.64)	0.03

Total from investment operations	(2.46)	0.11

Less distributions from:
Net investment income	(0.12)	(0.08)

Total distributions	(0.12)	(0.08)

Net asset value, end of period	$22.57	$25.15

Total return	(9.79)%[d]	0.43%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$57,541	$5,030
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.49%	1.23%
Portfolio turnover rate[f]	14%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares FactorSelect MSCI USA Small-Cap ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Period from Apr. 28, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$30.76	$30.13

Income from investment operations:
Net investment income[b]	0.18	0.06
Net realized and unrealized gain (loss)[c]	(3.27)	0.61

Total from investment operations	(3.09)	0.67

Less distributions from:
Net investment income	(0.19)	(0.04)

Total distributions	(0.19)	(0.04)

Net asset value, end of period	$27.48	$30.76

Total return	(10.07)%[d]	2.23%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,748	$3,076
Ratio of expenses to average net assets[e]	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.24%	0.75%
Portfolio turnover rate[f]	26%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
FactorSelect MSCI Global	Non-diversified
FactorSelect MSCI International	Non-diversified
FactorSelect MSCI Intl Small-Cap	Non-diversified
FactorSelect MSCI USA	Non-diversified
FactorSelect MSCI USA Small-Cap	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3		Total
FactorSelect MSCI Global
Investments:
Assets:
Common Stocks	$4,233,295	$—	$0	[a]	$4,233,295
Preferred Stocks	26,485	—	—		26,485
Investment Companies	42,966	—	—		42,966
Money Market Funds	49,956	—	—		49,956

Total	$4,352,702	$—	$0	[a]	$4,352,702

FactorSelect MSCI International
Investments:
Assets:
Common Stocks	$48,698,343	$—	$—		$48,698,343
Preferred Stocks	111,210	—	—		111,210
Money Market Funds	388,815	—	—		388,815

Total	$49,198,368	$—	$—		$49,198,368

FactorSelect MSCI Intl Small-Cap
Investments:
Assets:
Common Stocks	$4,529,087	$262	$0	[a]	$4,529,349
Preferred Stocks	36,038	—	—		36,038
Money Market Funds	106,425	—	—		106,425

Total	$4,671,550	$262	$0	[a]	$4,671,812

FactorSelect MSCI USA
Investments:
Assets:
Common Stocks	$57,514,277	$—	$—		$57,514,277
Money Market Funds	541,696	—	—		541,696

Total	$58,055,973	$—	$—		$58,055,973

FactorSelect MSCI USA Small-Cap
Investments:
Assets:
Common Stocks	$2,758,759	$—	$—		$2,758,759
Money Market Funds	314,005	—	—		314,005

Total	$3,072,764	$—	$—		$3,072,764

[a]	Rounds to less than $1.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
FactorSelect MSCI Global
Credit Suisse Securities (USA) LLC	$32,604	$32,604	$—
Deutsche Bank Securities Inc.	1,825	1,825	—
JPMorgan Clearing Corp.	9,840	9,840	—

	$44,269	$44,269	$—

FactorSelect MSCI International
Citigroup Global Markets Inc.	$38,276	$38,276	$—
Credit Suisse Securities (USA) LLC	198,973	198,973	—
JPMorgan Clearing Corp.	107,474	107,474	—

	$344,723	$344,723	$—

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
FactorSelect MSCI Intl Small-Cap
Citigroup Global Markets Inc.	$25,725	$25,725	$—
Credit Suisse Securities (USA) LLC	37,648	37,648	—
Deutsche Bank Securities Inc.	14,999	14,999	—
JPMorgan Clearing Corp.	4,503	4,503	—
Merrill Lynch, Pierce, Fenner & Smith	15,508	15,508	—

	$98,383	$98,383	$—

FactorSelect MSCI USA
Deutsche Bank Securities Inc.	$3,651	$3,651	$—
JPMorgan Clearing Corp.	38,822	38,822	—
Merrill Lynch, Pierce, Fenner & Smith	435,778	435,778	—

	$478,251	$478,251	$—

FactorSelect MSCI USA Small-Cap
BNP Paribas Prime Brokerage Inc.	$20,306	$20,306	$—
Citigroup Global Markets Inc.	46,276	46,276	—
Credit Suisse Securities (USA) LLC	25,294	25,294	—
Deutsche Bank Securities Inc.	31,482	31,482	—
Jefferies LLC	4,565	4,565	—
JPMorgan Clearing Corp.	118,789	118,789	—
Merrill Lynch, Pierce, Fenner & Smith	53,767	53,767	—

	$300,479	$300,479	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares FactorSelect MSCI Global ETF, BFA is entitled to an annual investment advisory fee of 0.50% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2020 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
FactorSelect MSCI International	0.45%
FactorSelect MSCI Intl Small-Cap	0.60
FactorSelect MSCI USA	0.35
FactorSelect MSCI USA Small-Cap	0.50

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares FactorSelect MSCI USA ETF and iShares FactorSelect MSCI USA Small-Cap ETF (the “Group 1 Funds”), retain 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares FactorSelect MSCI Global ETF, iShares FactorSelect MSCI International ETF and iShares FactorSelect MSCI Intl Small-Cap ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
FactorSelect MSCI Global	$72
FactorSelect MSCI International	371
FactorSelect MSCI Intl Small-Cap	233
FactorSelect MSCI USA	155
FactorSelect MSCI USA Small-Cap	715

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2016, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended January 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
FactorSelect MSCI Global
iShares MSCI India ETF	875	880	(105)	1,650	$42,966	$330	$(298)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2016 were as follows:

iShares ETF	Purchases	Sales
FactorSelect MSCI Global	$670,847	$515,044
FactorSelect MSCI International	5,196,247	2,857,699
FactorSelect MSCI Intl Small-Cap	1,180,662	1,208,456
FactorSelect MSCI USA	3,004,749	2,763,578
FactorSelect MSCI USA Small-Cap	779,745	769,496

In-kind transactions (see Note 4) for the six months ended January 31, 2016 were as follows:

iShares ETF	In-kind Purchases
FactorSelect MSCI Global	$2,170,234
FactorSelect MSCI International	45,624,461
FactorSelect MSCI USA	56,852,041

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The iShares FactorSelect MSCI Global ETF, iShares FactorSelect MSCI International ETF and iShares FactorSelect MSCI Intl Small-Cap ETF, each invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares FactorSelect MSCI Global ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2015, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
FactorSelect MSCI Global	$10,462
FactorSelect MSCI International	11,012
FactorSelect MSCI Intl Small-Cap	1,571
FactorSelect MSCI USA	11,713
FactorSelect MSCI USA Small-Cap	15,996

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FactorSelect MSCI Global	$4,836,544	$62,825	$(546,667)	$(483,842)
FactorSelect MSCI International	53,018,588	445,209	(4,265,429)	(3,820,220)
FactorSelect MSCI Intl Small-Cap	4,971,576	257,136	(556,900)	(299,764)
FactorSelect MSCI USA	62,486,513	655,687	(5,086,227)	(4,430,540)
FactorSelect MSCI USA Small-Cap	3,343,409	114,152	(384,797)	(270,645)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
FactorSelect MSCI Global	$0.083252	$—	$0.020453	$0.103705	80%	—%	20%	100%
FactorSelect MSCI International	0.028335	—	0.006545	0.034880	81	—	19	100
FactorSelect MSCI Intl Small-Cap	0.185078	—	0.060012	0.245090	76	—	24	100
FactorSelect MSCI USA	0.097710	—	0.025551	0.123261	79	—	21	100
FactorSelect MSCI USA Small-Cap	0.172295	—	0.021448	0.193743	89	—	11	100

SUPPLEMENTAL INFORMATION	65

Notes:

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-714-0116

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: April 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: April 5, 2016

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 5, 2016